UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

February 29, 2008

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
LWAS/DFA U.S. High Book to Market Portfolio
DFA International Value Portfolio
DFA International Value Portfolio II
DFA International Value Portfolio III
DFA International Value Portfolio IV
U.S. Large Company Institutional Index Portfolio
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio
Global Equity Portfolio
Global 60/40 Portfolio
Global 25/75 Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DFA Investment Dimensions Group Inc.

Schedules of Investments
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
Emerging Markets Core Equity Portfolio
DFA Five-Year Global Fixed Income Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

Dimensional Emerging Markets Value Fund Inc.

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
●	Security is being fair valued at February 29, 2008.
(r)	The adjustable rate shown is effective as of February 29, 2008.
(y)	The rate shown is the effective yield.
(t)	Face Amount Denominated in Australian Dollars.
(e)	Face Amount Denominated in Euro.
(g)	Face Amount Denominated in Great British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(s)	Face Amount Denominated in Swedish Krona.
(f)	Face Amount Denominated in Swiss Francs.
—	Amounts designated as — are either zero or rounded to zero.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE CAP VALUE PORTFOLIO II

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	8,154,718	$165,051,492
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $161,965,708)##		$165,051,492

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$165,051,492
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$165,051,492

U.S. LARGE CAP VALUE PORTFOLIO III

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	81,183,941	$1,643,162,966
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,381,245,779)##		$1,643,162,966

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,643,162,966
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,643,162,966

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	5,311,322	$107,501,157
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $72,711,294)##		$107,501,157

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$107,501,157
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$107,501,157

DFA INTERNATIONAL VALUE PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	282,546,363	$5,696,134,678
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $4,878,531,464)##		$5,696,134,678

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$5,696,134,678
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$5,696,134,678

DFA INTERNATIONAL VALUE PORTFOLIO II

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	12,449,753	$250,987,020
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $211,024,114)##		$250,987,020

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$250,987,020
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$250,987,020

DFA INTERNATIONAL VALUE PORTFOLIO III

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	53,032,379	$1,069,132,761
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $722,113,470)##		$1,069,132,761

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,069,132,761
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,069,132,761

DFA INTERNATIONAL VALUE PORTFOLIO IV

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	30,997,280	$624,905,165
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $483,308,444)##		$624,905,165

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$624,905,165
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$624,905,165

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$945,189,890
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $756,473,880)##	$945,189,890

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$945,189,890
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$945,189,890

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
The DFA Investment Trust Company	$989,123,439
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $848,459,819)##	$989,123,439

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$989,123,439
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$989,123,439

EMERGING MARKETS PORTFOLIO II

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$271,820,309
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $223,930,063)##	$271,820,309

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$271,820,309
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$271,820,309

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)
UNITED STATES — (99.4%)
BONDS — (19.0%)
American Express Centurion Floating Rate Note
(r) 5.561%, 06/12/09	$2,100	$2,093,236
Bank of New York Mellon Corp. Floating Rate Note
(r) 3.495%, 02/05/10	2,400	2,398,826
Citigroup Funding, Inc. Floating Rate Note
(r) 5.449%, 10/22/09	2,200	2,180,022
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	1,200	1,202,900
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	2,400	2,393,374
Paccar Financial Corp. Floating Rate Note
(r) 4.966%, 09/21/09	1,450	1,441,155
Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	2,000	1,993,836
Wells Fargo & Co. Floating Rate Note
(r) 5.091%, 09/15/09	2,200	2,192,945
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	2,200	2,194,768
TOTAL BONDS		18,091,062

CERTIFICATES OF DEPOSIT INTEREST BEARING — (4.6%)
Barclays Bank
3.050%, 04/25/08	2,000	2,000,000
Royal Bank of Canada
3.000%, 03/24/08	2,400	2,400,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		4,400,000

COMMERCIAL PAPER — (75.8%)
Abbey National North America
3.030%, 03/04/08	2,400	2,399,184
ABN-AMRO North American Finance
3.030%, 03/04/08	2,400	2,399,184
Allianz Finance Corp.
2.980%, 04/22/08	2,400	2,389,223
Archer-Daniels-Midland Co.
2.930%, 03/20/08	2,400	2,395,853
Bank of Nova Scotia
3.050%, 03/14/08	1,100	1,098,683
3.090%, 03/20/08	1,300	1,297,776
BNP Paribas Finance, Inc.
3.060%, 03/04/08	2,400	2,399,184

1

Cafco LLC
3.320%, 03/11/08	$2,400	$2,397,386
CBA (DE) Finance, Inc.
3.050%, 03/17/08	2,000	1,997,091
3.070%, 04/08/08	400	398,673
Ciesco L.P.
3.250%, 03/07/08	1,500	1,498,953
3.250%, 03/10/08	1,000	999,008
CME Group, Inc.
2.990%, 03/04/08	2,400	2,399,184
CRC Funding LLC
3.320%, 03/11/08	2,400	2,397,386
Danske Corp.
3.020%, 03/13/08	2,400	2,397,335
Deutsche Bank Financial
3.130%, 03/05/08	2,400	2,398,980
Dexia Delaware LLC
3.000%, 04/07/08	2,400	2,392,238
FPL Fuels, Inc.
3.000%, 03/13/08	400	399,551
3.030%, 03/13/08	1,887	1,884,884
ING America Insurance Holdings
3.000%, 03/13/08	2,400	2,397,335
Kreditanstalt fuer Wiederaufbau
3.000%, 03/07/08	1,800	1,798,950
Lloyds TSB Bank P.L.C.
3.010%, 03/11/08	2,400	2,397,749
MetLife Funding, Inc.
2.920%, 03/10/08	1,800	1,798,466
National Rural Utilities
2.960%, 03/06/08	2,400	2,398,764
New Center Asset Trust
3.250%, 03/11/08	2,400	2,397,386
Nordea North America, Inc.
3.050%, 03/06/08	2,400	2,398,764
Paccar Financial Corp.
4.160%, 03/19/08	1,400	1,397,724
Pitney Bowes, Inc.
2.900%, 03/11/08	1,400	1,398,674
Queensland Treasury Corp.
2.920%, 03/05/08	2,400	2,398,980
Rabobank USA Financial Corp.
3.030%, 03/12/08	2,400	2,397,542
Rockwell Automation, Inc.
2.940%, 03/10/08	2,400	2,397,868
Southern Co.
2.920%, 03/24/08	2,400	2,395,024
Svenska Handelsbanken
3.100%, 03/28/08	700	698,323
3.010%, 04/07/08	1,500	1,495,149
Total Capital SA
4.250%, 03/31/08	1,200	1,196,819
UBS Finance Delaware, Inc.
3.060%, 03/25/08	2,400	2,394,867
Westpac Banking Corp.
3.040%, 03/11/08	2,400	2,397,749
TOTAL COMMERCIAL PAPER		72,095,889

TOTAL — UNITED STATES		94,586,951

2

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $3,190,000 FNMA 3.50%, 03/25/33, valued at $592,836) to be repurchased at $584,143	$584	$584,000

TOTAL INVESTMENTS - (100.0%) (Cost $95,221,995) ##		$95,170,951

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$95,170,951
Level 3 – Significant Unobservable Inputs	—
Total	$95,170,951

3

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)

AGENCY OBLIGATIONS — (99.5%)
Federal Home Loan Bank Discount Notes
2.790%, 03/12/08	$12,000	$11,992,800
2.850%, 03/12/08	5,400	5,396,760
2.680%, 03/19/08	10,000	9,989,330
2.740%, 03/19/08	12,700	12,686,449
2.840%, 03/19/08	9,000	8,990,397
2.880%, 03/24/08	16,000	15,977,600
2.885%, 03/26/08	13,000	12,980,071
2.700%, 03/28/08	20,000	19,966,660
2.701%, 03/28/08	3,400	3,394,332
2.840%, 04/04/08	15,000	14,966,670
TOTAL AGENCY OBLIGATIONS		116,341,069

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $625,000 FNMA 5.15%(r), 09/01/37, valued at $615,929) to be repurchased at $604,148	604	604,000

TOTAL INVESTMENTS - (100.0%) (Cost $116,902,382) ##		$116,945,069

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$116,945,069
Level 3 – Significant Unobservable Inputs	—
Total	$116,945,069

1

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL EQUITY PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES - (99.8%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	36,203,844	$387,381,130
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	24,314,681	310,741,623
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	25,091,829	269,486,243
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	3,121,869	61,188,632
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	1,986,440	40,205,546
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	2,970,664	39,925,724
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc.	802,332	18,084,563
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc.	671,687	16,214,524
Investment in The DFA International Value Series of
The DFA Investment Trust Company	687,808	13,866,209
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		7,166,641
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company		5,799,878
Investment in The Emerging Markets Series of
The DFA Investment Trust Company		4,736,841
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		3,118,237
Investment in Dimensional Emerging Markets Value Fund Inc.	42,117	2,396,457
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		2,349,737
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		2,315,563
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,977,617

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,146,057,783)		1,186,955,165

TEMPORARY CASH INVESTMENTS - (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio —Institutional Shares (Cost $2,130,978)	2,130,978	2,130,978

TOTAL INVESTMENTS - (100.0%) (Cost $1,148,188,761)##		$1,189,086,143

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,189,086,143
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,189,086,143

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 60/40 PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	15,552,938	$166,416,437
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc.	14,037,588	151,746,326
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company	14,578,560	151,471,238
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	9,017,338	115,241,580
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	8,671,420	93,131,051
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	1,089,430	21,352,828
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	474,687	9,607,665
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	702,610	9,443,078
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc.	290,387	6,545,323
Investment in The DFA International Value Series of
The DFA Investment Trust Company	299,748	6,042,920
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc.	258,434	6,238,597
Investment in The Emerging Markets Series of
The DFA Investment Trust Company		2,151,186
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		1,766,114
Investment in Dimensional Emerging Markets Value Fund Inc.	26,177	1,489,471
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		1,056,055
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		832,665
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		614,443
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		423,251
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company		27,012

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $719,425,395)		745,597,240

TEMPORARY CASH INVESTMENTS- (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio —Institutional Shares (Cost $158,158)	158,158	158,158

TOTAL INVESTMENTS - (100.0%) (Cost $719,583,553)##		$745,755,398

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$745,755,398
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$745,755,398

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 25/75 PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc.	5,374,062	$58,093,610
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company	5,581,155	57,988,200
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	1,691,266	18,096,546
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	888,196	11,351,145
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	562,106	6,037,018
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	114,893	2,251,903
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc.	25,794	581,397

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $149,528,291)		154,399,819

TEMPORARY CASH INVESTMENTS- (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio —Institutional Shares (Cost $41,960)	41,960	41,960

TOTAL INVESTMENTS - (100.0%) (Cost $149,570,251)##		$154,441,779

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$154,441,779
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$154,441,779

Organizational Note

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At February 29, 2008, the Fund consisted of fifteen investment portfolios, of which two are stand-alone funds. Eleven are “Feeder Funds” in a master-feeder structure, and three are “Fund-of-Funds”. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund primarily invests in a corresponding Master Fund. Master Fund shares held by the following Feeder Funds (U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, LWAS/DFA U.S. High Book to Market Portfolio, DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, and DFA International Value Portfolio IV are valued at their respective Master Fund’s daily net asset values. For the other following Feeder Funds (U.S. Large Company Institutional Index Portfolio, Tax-Managed U.S. Marketwide Value Portfolio II, and Emerging Markets Portfolio II), their investments reflect each of their proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by the Fund of Funds (Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$169,711,317
U.S. Large Cap Value Portfolio III	1,400,258,212
LWAS/DFA U.S. High Book to Market Portfolio	83,463,564
DFA International Value Portfolio	4,943,491,229
DFA International Value Portfolio II	226,558,113
DFA International Value Portfolio III	735,735,632
DFA International Value Portfolio IV	522,787,734
U.S. Large Company Institutional Index Portfolio	772,339,355
Tax-Managed U.S. Marketwide Value Portfolio II	848,600,739
Emerging Markets Portfolio II	223,963,670
LWAS/DFA Two-Year Fixed Income Portfolio	95,221,995
LWAS/DFA Two-Year Government Portfolio	116,907,994
Global Equity Portfolio	1,148,606,585
Global 60/40 Portfolio	720,047,816
Global 25/75 Portfolio	150,052,354

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.5%)
Consumer Discretionary — (7.7%)
#	Abercrombie & Fitch Co.	30,227	$2,343,499
*	Amazon.com, Inc.	107,797	6,949,673
*	Apollo Group, Inc. Class A	47,986	2,945,381
*	AutoNation, Inc.	48,409	705,319
*	Autozone, Inc.	15,487	1,782,244
# *	Bed Bath and Beyond, Inc.	92,916	2,633,239
#	Best Buy Co., Inc.	123,130	5,295,821
*	Big Lots, Inc.	31,720	534,482
	Black & Decker Corp.	21,941	1,508,883
#	Brunswick Corp.	30,853	502,595
#	Carnival Corp.	153,257	6,030,663
	CBS Corp. Class B	240,358	5,484,970
#	Centex Corp.	42,652	946,448
#	Circuit City Stores, Inc.	59,142	261,408
	Clear Channel Communications, Inc.	174,703	5,590,496
# *	Coach, Inc.	129,166	3,916,313
*	Comcast Corp. Class A	1,078,275	21,069,493
#	D.R. Horton, Inc.	97,255	1,364,488
	Darden Restaurants, Inc.	49,785	1,534,872
#	Dillards, Inc. Class A	20,043	296,436
	Disney (Walt) Co.	667,871	21,645,699
#	E.W. Scripps Co.	31,434	1,312,998
#	Eastman Kodak Co.	101,041	1,715,676
*	Expedia, Inc.	72,869	1,670,886
	Family Dollar Stores, Inc.	49,286	943,827
*	Ford Motor Co.	740,402	4,834,825
	Fortune Brands, Inc.	53,596	3,482,668
*	GameStop Corp. Class A	55,801	2,363,730
	Gannett Co., Inc.	81,450	2,455,717
	Gap, Inc.	163,415	3,296,081
#	General Motors Corp.	198,588	4,623,129
	Genuine Parts Co.	58,910	2,430,037
# *	Goodyear Tire & Rubber Co.	84,151	2,280,492
#	H&R Block, Inc.	114,043	2,126,902
#	Harley-Davidson, Inc.	84,720	3,148,195
	Harman International Industries, Inc.	21,218	874,182
#	Hasbro, Inc.	51,602	1,329,784
#	Home Depot, Inc.	592,130	15,721,051
*	IAC/InterActiveCorp.	64,687	1,287,271
	International Game Technology	110,663	4,996,434
*	Interpublic Group of Companies, Inc.	165,391	1,425,670
#	J.C. Penney Co., Inc.	77,792	3,594,768
#	Johnson Controls, Inc.	208,350	6,846,381

1

	Jones Apparel Group, Inc.	29,914	$422,087
#	KB Home	27,025	646,708
# *	Kohl’s Corp.	110,056	4,890,889
	Leggett & Platt, Inc.	59,685	996,739
#	Lennar Corp. Class A	48,902	910,066
#	Limited Brands, Inc.	109,037	1,662,814
	Liz Claiborne, Inc.	34,905	620,611
#	Lowe’s Companies, Inc.	513,179	12,300,901
	Macy’s, Inc.	151,921	3,749,410
	Marriott International, Inc. Class A	109,680	3,740,088
	Mattel, Inc.	128,713	2,486,735
#	McDonald’s Corp.	414,991	22,455,163
	McGraw-Hill Companies, Inc.	115,435	4,724,755
	Meredith Corp.	13,316	577,249
#	Newell Rubbermaid, Inc.	97,996	2,224,509
	News Corp. Class A	811,641	14,942,311
#	NIKE, Inc. Class B	134,742	8,111,468
#	Nordstrom, Inc.	65,958	2,442,425
# *	Office Depot, Inc.	95,760	1,088,791
	OfficeMax, Inc.	26,454	562,677
	Omnicom Group, Inc.	114,698	5,123,560
	Polo Ralph Lauren Corp.	20,660	1,284,845
	Pulte Homes, Inc.	74,560	1,009,542
	RadioShack Corp.	45,993	802,578
# *	Sears Holdings Corp.	25,594	2,447,298
#	Sherwin-Williams Co.	36,580	1,894,112
	Snap-On, Inc.	20,213	1,009,033
#	Staples, Inc.	248,098	5,520,180
*	Starbucks Corp.	256,273	4,605,226
	Starwood Hotels & Resorts Worldwide, Inc.	69,872	3,307,042
	Target Corp.	291,516	15,336,657
*	The DIRECTV Group, Inc.	251,889	6,309,819
#	The New York Times Co. Class A	50,472	940,293
	The Stanley Works	28,833	1,399,554
	The TJX Companies, Inc.	153,335	4,906,720
#	Tiffany & Co.	44,561	1,677,276
	Time Warner, Inc.	1,268,243	19,797,273
	Tyco Electronics, Ltd.	174,448	5,739,339
	V.F. Corp.	30,888	2,348,724
*	Viacom, Inc. Class B	230,253	9,152,557
	Washington Post Co.	2,033	1,471,892
	Wendy’s International, Inc.	30,662	744,473
	Whirlpool Corp.	27,119	2,288,030
	Wyndham Worldwide Corp.	62,427	1,384,007
#	Yum! Brands, Inc.	178,453	6,147,706
Total Consumer Discretionary			362,307,258

Consumer Staples — (9.2%)
	Altria Group, Inc.	739,039	54,053,312
	Anheuser-Busch Companies, Inc.	257,478	12,124,639
	Archer-Daniels-Midland Co.	225,569	10,173,162
	Avon Products, Inc.	150,543	5,729,667
#	Brown-Forman Corp. Class B	30,314	1,933,124
#	Campbell Soup Co.	78,063	2,520,654
	Clorox Co.	48,596	2,827,801

2

#	Coca-Cola Co.	697,328	$40,765,795
	Coca-Cola Enterprises, Inc.	100,413	2,453,090
#	Colgate-Palmolive Co.	178,858	13,609,305
	ConAgra, Inc.	170,961	3,778,238
*	Constellation Brands, Inc. Class A	68,026	1,306,779
	Costco Wholesale Corp.	152,305	9,430,726
	CVS Caremark Corp.	518,192	20,924,593
	Dean Foods Co.	46,175	993,686
#	Estee Lauder Companies, Inc.	39,952	1,701,156
	General Mills, Inc.	118,468	6,633,023
	Heinz (H.J.) Co.	111,195	4,904,811
	Kellogg Co.	92,600	4,696,672
	Kimberly-Clark Corp.	148,456	9,676,362
	Kraft Foods, Inc.	542,860	16,920,946
#	McCormick & Co., Inc.	44,821	1,544,083
	Molson Coors Brewing Co.	47,950	2,587,382
	Pepsi Bottling Group, Inc.	48,659	1,654,893
	PepsiCo, Inc.	564,792	39,286,932
	Procter & Gamble Co.	1,089,667	72,114,162
#	Reynolds American, Inc.	60,033	3,825,303
	Safeway, Inc.	155,223	4,461,109
	Sara Lee Corp.	254,094	3,209,207
	SUPERVALU, Inc.	74,174	1,947,067
	Sysco Corp.	213,383	5,987,527
#	The Hershey Co.	58,950	2,185,866
#	The Kroger Co.	238,999	5,795,726
	Tyson Foods, Inc. Class A	96,078	1,384,484
	UST, Inc.	54,962	2,983,887
	Walgreen Co.	347,925	12,702,742
	Wal-Mart Stores, Inc.	829,042	41,112,193
#	Whole Foods Market, Inc.	48,893	1,718,589
	Wrigley (Wm.) Jr. Co.	76,431	4,575,160
Total Consumer Staples			436,233,853

Energy — (11.8%)
	Anadarko Petroleum Corp.	163,629	10,429,712
	Apache Corp.	116,192	13,328,384
	Baker Hughes, Inc.	111,640	7,512,256
	BJ Services Co.	102,742	2,665,127
*	Cameron International Corp.	76,750	3,260,340
	Chesapeake Energy Corp.	159,369	7,206,666
#	Chevron Corp.	740,835	64,200,761
	ConocoPhillips	561,232	46,419,499
	CONSOL Energy, Inc.	63,663	4,837,115
	Devon Energy Corp.	156,121	16,036,749
#	El Paso Corp.	245,777	4,006,165
	ENSCO International, Inc.	50,829	3,041,607
#	EOG Resources, Inc.	86,310	10,270,027
	Exxon Mobil Corp.	1,917,009	166,798,953
#	Halliburton Co.	309,167	11,841,096
	Hess Corp.	97,513	9,086,261
	Marathon Oil Corp.	249,213	13,248,163
#	Murphy Oil Corp.	66,007	5,305,643
*	Nabors Industries, Ltd.	99,371	3,133,168
# *	National-Oilwell, Inc.	125,141	7,796,284

3

#	Noble Corp.	94,048	$4,622,459
	Noble Energy, Inc.	60,231	4,661,879
	Occidental Petroleum Corp.	290,726	22,493,471
#	Peabody Energy Corp.	92,908	5,260,451
	Range Resources Corp.	52,347	3,202,589
	Rowan Companies, Inc.	39,045	1,573,904
#	Schlumberger, Ltd.	419,590	36,273,555
#	Smith International, Inc.	70,283	4,429,937
	Spectra Energy Corp.	221,852	5,127,000
#	Sunoco, Inc.	41,255	2,519,855
#	Tesoro Petroleum Corp.	48,061	1,784,986
#	The Williams Companies, Inc.	208,249	7,501,129
# *	Transocean, Inc.	111,574	15,677,263
	Valero Energy Corp.	193,129	11,157,062
*	Weatherford International, Ltd.	118,341	8,156,062
#	XTO Energy, Inc.	169,661	10,469,780
Total Energy			555,335,358

Financials — (13.9%)
	Ace, Ltd.	115,640	6,503,594
	AFLAC, Inc.	171,158	10,681,971
	Allstate Corp.	200,245	9,557,694
#	AMBAC Financial Group, Inc.	35,629	396,907
#	American Capital Strategies, Ltd.	67,270	2,441,228
	American Express Co.	410,313	17,356,240
	American International Group, Inc.	889,883	41,699,917
	Ameriprise Financial, Inc.	81,364	4,120,273
	AON Corp.	103,018	4,286,579
	Assurant, Inc.	33,509	2,095,988
	Bank of America Corp.	1,557,262	61,885,592
	Bank of New York Mellon Corp.	399,526	17,527,206
	BB&T Corp.	192,786	6,001,428
#	Bear Stearns Companies, Inc.	40,510	3,235,129
#	Capital One Financial Corp.	137,118	6,311,542
# *	CB Richard Ellis Group, Inc.	69,441	1,392,986
	Chubb Corp.	134,656	6,853,990
	Cincinnati Financial Corp.	58,242	2,164,855
	CIT Group, Inc.	66,534	1,478,385
#	Citigroup, Inc.	1,751,637	41,531,313
#	CME Group, Inc.	19,215	9,863,059
	Comerica, Inc.	52,986	1,920,213
	Commerce Bancorp, Inc.	68,359	2,582,603
#	Countrywide Financial Corp.	203,046	1,281,220
#	Discover Financial Services	167,557	2,528,435
# *	E*TRADE Financial Corp.	162,020	691,825
#	Federal Home Loan Mortgage Corporation	232,117	5,844,706
#	Federal National Mortgage Association	343,206	9,489,646
	Federated Investors, Inc.	30,338	1,231,116
	Fifth Third Bancorp	186,889	4,279,758
#	First Horizon National Corp.	44,344	720,147
	Franklin Resources, Inc.	56,738	5,354,365
	Genworth Financial, Inc.	153,905	3,567,518
	Hartford Financial Services Group, Inc.	110,117	7,697,178
	Hudson City Bancorp, Inc.	182,599	2,897,846
	Huntington Bancshares, Inc.	128,381	1,568,816

4

# *	IntercontinentalExchange, Inc.	24,406	$3,180,102
	Janus Capital Group, Inc.	53,829	1,303,738
	JPMorgan Chase & Co.	1,178,579	47,909,236
	KeyCorp	136,406	3,007,752
	Legg Mason, Inc.	47,113	3,111,343
#	Lehman Brothers Holdings, Inc.	185,973	9,482,763
#	Leucadia National Corp.	59,330	2,685,276
	Lincoln National Corp.	94,462	4,827,953
	Loews Corp.	154,229	6,452,941
#	M&T Bank Corp.	26,219	2,152,056
#	Marsh & McLennan Companies, Inc.	182,503	4,648,351
	Marshall & Ilsley Corp.	90,282	2,094,542
#	MBIA, Inc.	44,242	573,819
	Merrill Lynch & Co., Inc.	300,353	14,885,495
	MetLife, Inc.	259,850	15,138,861
#	MGIC Investment Corp.	28,697	425,003
#	Moody’s Corp.	75,250	2,857,995
	Morgan Stanley	372,350	15,683,382
	National City Corp.	222,311	3,525,852
#	Northern Trust Corp.	67,137	4,540,475
#	NYSE Euronext	92,979	6,105,931
	PNC Financial Services Group	122,650	7,534,389
	Principal Financial Group, Inc.	91,785	5,069,286
#	Progressive Corp.	244,940	4,489,750
	Prudential Financial, Inc.	159,293	11,623,610
#	Regions Financial Corp.	243,886	5,170,383
	SAFECO Corp.	33,174	1,534,629
#	Schwab (Charles) Corp.	328,663	6,445,081
*	SLM Corp.	180,969	3,548,802
	Sovereign Bancorp, Inc.	126,459	1,394,843
	State Street Corp.	135,506	10,643,996
	SunTrust Banks, Inc.	122,539	7,123,192
#	T. Rowe Price Group, Inc.	92,647	4,681,453
	The Goldman Sachs Group, Inc.	139,531	23,668,644
	The Travelers Companies, Inc.	226,291	10,502,165
	Torchmark Corp.	32,342	1,948,929
	U.S. Bancorp	605,829	19,398,645
	Unum Group	126,603	2,900,475
#	Wachovia Corp.	693,115	21,223,181
#	Washington Mutual, Inc.	304,805	4,511,114
	Wells Fargo & Co.	1,183,958	34,607,092
#	XL Capital, Ltd.	62,542	2,255,265
	Zions Bancorporation	37,905	1,809,964
Total Financials			655,719,022

Health Care — (10.6%)
	Abbott Laboratories	542,186	29,034,060
	Aetna, Inc.	175,573	8,708,421
	Allergan, Inc.	107,706	6,379,426
	AmerisourceBergen Corp.	58,931	2,458,601
*	Amgen, Inc.	381,617	17,371,206
	Applera Corp. - Applied Biosystems Group	59,010	1,989,227
	Bard (C.R.), Inc.	35,752	3,388,932
*	Barr Laboratories, Inc.	37,806	1,782,553
	Baxter International, Inc.	222,475	13,130,474

5

	Becton Dickinson & Co.	85,576	$7,737,782
# *	Biogen Idec, Inc.	102,932	6,007,112
*	Boston Scientific Corp.	470,761	5,926,881
	Bristol-Myers Squibb Co.	694,195	15,695,749
	Cardinal Health, Inc.	126,859	7,502,441
# *	Celgene Corp.	135,385	7,631,652
	Cigna Corp.	97,948	4,366,522
*	Coventry Health Care, Inc.	54,341	2,818,668
	Covidien, Ltd.	174,692	7,475,071
	Eli Lilly & Co.	346,253	17,319,575
*	Express Scripts, Inc.	88,433	5,226,390
*	Forest Laboratories, Inc.	109,420	4,351,633
*	Genzyme Corp.	93,321	6,618,325
# *	Gilead Sciences, Inc.	326,577	15,453,624
*	Hospira, Inc.	55,280	2,352,717
*	Humana, Inc.	59,447	4,062,014
	IMS Health, Inc.	68,065	1,532,143
	Johnson & Johnson	1,004,094	62,213,664
*	King Pharmaceuticals, Inc.	85,763	909,088
*	Laboratory Corp. of America Holdings	40,419	3,124,793
#	McKesson Corp.	101,535	5,966,197
*	Medco Health Solutions, Inc.	187,684	8,316,278
	Medtronic, Inc.	396,711	19,581,655
	Merck & Co., Inc.	763,687	33,831,334
# *	Millipore Corp.	19,148	1,338,445
#	Mylan, Inc.	106,099	1,256,212
*	Patterson Companies, Inc.	49,059	1,726,877
#	PerkinElmer, Inc.	41,589	1,032,239
	Pfizer, Inc.	2,396,357	53,390,834
#	Quest Diagnostics, Inc.	55,022	2,622,899
	Schering-Plough Corp.	568,307	12,332,262
*	St. Jude Medical, Inc.	120,121	5,162,801
	Stryker Corp.	83,534	5,438,899
# *	Tenet Healthcare Corp.	166,345	800,119
*	Thermo Fisher Scientific, Inc.	148,041	8,279,933
	UnitedHealth Group, Inc.	453,377	21,072,963
# *	Varian Medical Systems, Inc.	43,899	2,302,503
*	Waters Corp.	35,235	2,100,358
*	Watson Pharmaceuticals, Inc.	36,359	1,011,144
*	WellPoint, Inc.	200,460	14,048,237
	Wyeth	469,860	20,495,293
*	Zimmer Holdings, Inc.	82,356	6,200,583
Total Health Care			500,876,809

Industrials — (10.2%)
	3M Co.	250,248	19,619,443
*	Allied Waste Industries, Inc.	101,589	1,050,430
#	Avery Dennison Corp.	37,360	1,917,315
	B.F. Goodrich Co.	43,829	2,595,992
	Boeing Co.	271,944	22,514,244
	Burlington Northern Santa Fe Corp.	104,570	9,179,155
	C.H. Robinson Worldwide, Inc.	59,559	3,023,810
	Caterpillar, Inc.	223,137	16,139,499
	Cintas Corp.	47,379	1,363,568
	Cooper Industries, Ltd.	63,180	2,649,137

6

	CSX Corp.	147,513	$7,157,331
	Cummins, Inc.	71,666	3,610,533
	Danaher Corp.	88,827	6,586,522
#	Deere & Co.	155,698	13,267,027
	Dover Corp.	69,722	2,894,160
	Eaton Corp.	51,401	4,144,463
	Emerson Electric Co.	276,212	14,075,764
	Equifax, Inc.	46,257	1,582,915
#	Expeditors International of Washington, Inc.	74,773	2,940,074
#	FedEx Corp.	108,510	9,562,986
#	Fluor Corp.	31,024	4,320,092
	General Dynamics Corp.	141,177	11,555,337
	General Electric Co.	3,545,942	117,512,518
	Honeywell International, Inc.	262,016	15,076,401
	Illinois Tool Works, Inc.	145,050	7,117,603
#	Ingersoll-Rand Co., Ltd. Class A	95,586	4,001,230
	ITT Industries, Inc.	63,615	3,577,708
# *	Jacobs Engineering Group, Inc.	42,393	3,403,734
	L-3 Communications Holdings, Inc.	44,127	4,690,259
	Lockheed Martin Corp.	121,766	12,566,251
#	Masco Corp.	129,399	2,418,467
# *	Monster Worldwide, Inc.	44,882	1,193,412
	Norfolk Southern Corp.	135,869	7,186,111
	Northrop Grumman Corp.	118,719	9,332,501
#	Paccar, Inc.	129,233	5,606,128
	Pall Corp.	43,015	1,693,501
	Parker Hannifin Corp.	59,023	3,814,656
	Pitney Bowes, Inc.	76,098	2,722,786
	Precision Castparts Corp.	48,463	5,349,831
	R. R. Donnelley & Sons Co.	75,295	2,396,640
	Raytheon Co.	150,629	9,766,784
#	Robert Half International, Inc.	56,510	1,522,944
#	Rockwell Automation, Inc.	52,357	2,864,451
	Rockwell Collins, Inc.	57,161	3,366,783
	Ryder System, Inc.	20,360	1,172,940
	Southwest Airlines Co.	257,549	3,157,551
*	Terex Corp.	35,998	2,428,065
	Textron, Inc.	87,453	4,737,329
	The Manitowoc Co., Inc.	45,551	1,855,748
	Trane, Inc.	60,141	2,709,352
	Tyco International, Ltd.	173,614	6,954,977
	Union Pacific Corp.	92,145	11,496,010
	United Parcel Service, Inc.	368,706	25,897,909
	United Technologies Corp.	346,835	24,455,336
	W.W. Grainger, Inc.	23,632	1,740,733
	Waste Management, Inc.	178,361	5,855,592
Total Industrials			481,392,038

Information Technology — (13.3%)
*	Adobe Systems, Inc.	201,323	6,774,519
# *	Advanced Micro Devices, Inc.	211,797	1,527,056
*	Affiliated Computer Services, Inc. Class A	35,257	1,789,293
*	Agilent Technologies, Inc.	135,626	4,151,512
*	Akamai Technologies, Inc.	58,301	2,049,863
	Altera Corp.	117,844	2,016,311

7

	Analog Devices, Inc.	106,436	$2,865,257
# *	Apple, Inc.	307,197	38,405,769
	Applied Materials, Inc.	483,531	9,269,289
*	Autodesk, Inc.	81,014	2,518,725
	Automatic Data Processing, Inc.	184,622	7,375,649
*	BMC Software, Inc.	68,702	2,217,701
*	Broadcom Corp.	165,081	3,121,682
	CA, Inc.	137,491	3,145,794
*	Ciena Corp.	30,161	779,059
*	Cisco Sytems, Inc.	2,128,702	51,876,468
*	Citrix Systems, Inc.	66,561	2,191,854
*	Cognizant Technology Solutions Corp.	101,878	3,077,734
*	Computer Sciences Corp.	57,417	2,494,769
*	Compuware Corp.	100,419	799,335
*	Convergys Corp.	45,695	659,836
#	Corning, Inc.	552,908	12,844,053
*	Dell, Inc.	786,288	15,607,817
# *	eBay, Inc.	398,923	10,515,610
*	Electronic Arts, Inc.	110,513	5,226,160
	Electronic Data Systems Corp.	179,675	3,111,971
# *	EMC Corp.	736,198	11,440,517
	Fidelity National Information Services, Inc.	59,888	2,484,753
# *	Fiserv, Inc.	57,764	3,039,542
*	Google, Inc.	81,225	38,271,595
	Hewlett-Packard Co.	904,558	43,210,736
	Intel Corp.	2,051,522	40,927,864
	International Business Machines Corp.	483,479	55,048,919
*	Intuit, Inc.	116,739	3,100,588
	Jabil Circuit, Inc.	73,004	943,212
# *	JDS Uniphase Corp.	77,004	1,012,603
*	Juniper Networks, Inc.	183,012	4,908,382
	KLA-Tencor Corp.	63,908	2,684,775
*	Lexmark International, Inc.	33,234	1,097,719
#	Linear Technology Corp.	78,410	2,172,741
*	LSI Corp.	247,685	1,248,332
# *	MEMC Electronic Materials, Inc.	80,387	6,131,920
#	Microchip Technology, Inc.	75,169	2,313,702
*	Micron Technology, Inc.	266,803	2,006,359
#	Microsoft Corp.	2,822,968	76,841,189
	Molex, Inc.	49,669	1,119,043
#	Motorola, Inc.	801,494	7,990,895
	National Semiconductor Corp.	82,441	1,357,803
# *	Network Appliance, Inc.	120,764	2,610,918
*	Novell, Inc.	122,751	914,495
*	Novellus Systems, Inc.	40,750	899,760
*	Nvidia Corp.	194,931	4,169,574
*	Oracle Corp.	1,383,613	26,011,924
#	Paychex, Inc.	117,012	3,681,198
*	QLogic Corp.	48,028	761,244
#	QUALCOMM, Inc.	574,189	24,328,388
# *	Sandisk Corp.	80,072	1,885,696
*	Sun Microsystems, Inc.	290,721	4,767,824
*	Symantec Corp.	304,299	5,124,395
*	Tellabs, Inc.	154,088	1,013,899
*	Teradata Corp.	63,506	1,602,256

8

*	Teradyne, Inc.	60,924	$730,479
#	Texas Instruments, Inc.	490,585	14,697,927
	Total System Services, Inc.	69,440	1,543,651
*	Unisys Corp.	122,014	503,918
# *	VeriSign, Inc.	77,524	2,697,835
	Western Union Co.	263,471	5,480,197
	Xerox Corp.	324,350	4,767,945
#	Xilinx, Inc.	103,152	2,306,479
# *	Yahoo!, Inc.	468,915	13,026,459
Total Information Technology			629,292,736

Materials — (3.1%)
	Air Products & Chemicals, Inc.	75,572	6,901,991
	Alcoa, Inc.	297,587	11,052,381
#	Allegheny Technologies, Inc.	35,879	2,775,241
	Ashland, Inc.	19,654	868,117
	Ball Corp.	35,261	1,555,010
	Bemis Co., Inc.	35,267	875,327
	Dow Chemical Co.	331,358	12,488,883
	duPont (E.I.) de Nemours & Co., Inc.	315,446	14,643,003
#	Eastman Chemical Co.	28,429	1,870,912
#	Ecolab, Inc.	61,286	2,867,572
	Freeport-McMoRan Copper & Gold, Inc. Class B	134,003	13,515,543
	Hercules, Inc.	40,571	743,261
	International Flavors & Fragrances, Inc.	28,537	1,230,801
	International Paper Co.	150,218	4,761,911
	MeadWestavco Corp.	64,820	1,663,281
	Monsanto Co.	191,857	22,194,018
#	Newmont Mining Corp.	158,537	8,112,338
	Nucor Corp.	101,023	6,523,055
*	Pactiv Corp.	45,782	1,159,200
#	PPG Industries, Inc.	57,451	3,560,813
	Praxair, Inc.	110,842	8,898,396
#	Rohm & Haas Co.	43,967	2,357,071
	Sealed Air Corp.	56,672	1,372,029
	Sigma-Aldrich Corp.	45,619	2,509,957
	Titanium Metals Corp.	30,729	633,632
	United States Steel Corp.	41,443	4,494,493
	Vulcan Materials Co.	37,962	2,661,136
	Weyerhaeuser Co.	73,517	4,499,240
Total Materials			146,788,612

Real Estate Investment Trusts — (0.9%)
	Apartment Investment & Management Co. Class A	33,538	1,155,384
	AvalonBay Communities, Inc.	27,631	2,553,933
	Boston Properties, Inc.	41,846	3,605,870
	Developers Diversified Realty Corp.	43,107	1,662,206
	Equity Residential	95,105	3,631,109
	General Growth Properties, Inc.	85,544	3,020,559
	Host Marriott Corp.	183,291	2,967,481
	Kimco Realty Corp.	88,666	2,994,251
#	Plum Creek Timber Co., Inc.	60,445	2,459,507
	ProLogis	90,357	4,868,435
	Public Storage	43,685	3,554,212
	Simon Property Group, Inc.	78,245	6,556,931
	Vornado Realty Trust	47,013	3,928,406
Total Real Estate Investment Trusts			42,958,284

9

Telecommunication Services — (2.8%)
*	American Tower Corp.	142,009	$5,458,826
	AT&T, Inc.	2,127,927	74,115,697
	CenturyTel, Inc.	38,729	1,401,603
	Citizens Communications Co.	115,005	1,235,154
	Embarq Corp.	53,615	2,248,613
#	Qwest Communications International, Inc.	550,939	2,975,071
	Sprint Nextel Corp.	997,902	7,095,083
	Verizon Communications, Inc.	1,014,121	36,832,875
	Windstream Corp.	167,402	1,968,648
Total Telecommunication Services			133,331,570

Utilities — (3.0%)
*	AES Corp.	234,819	4,222,046
	Allegheny Energy, Inc.	58,326	2,955,378
#	Ameren Corp.	72,983	3,116,374
	American Electric Power Co., Inc.	140,348	5,743,040
	CenterPoint Energy, Inc.	112,717	1,654,686
#	CMS Energy Corp.	78,976	1,136,465
#	Consolidated Edison, Inc.	95,265	3,895,386
	Constellation Energy Group	63,385	5,600,065
#	Dominion Resources, Inc.	205,199	8,195,648
	DTE Energy Co.	57,441	2,290,173
	Duke Energy Corp.	442,450	7,760,573
# *	Dynegy, Inc.	173,947	1,287,208
	Edison International	114,316	5,647,210
	Entergy Corp.	68,200	7,006,868
	Exelon Corp.	231,560	17,332,266
	FirstEnergy Corp.	106,956	7,229,156
	FPL Group, Inc.	142,830	8,611,221
	Integrys Energy Group, Inc.	26,758	1,230,065
	Nicor, Inc.	15,832	539,871
#	NiSource, Inc.	96,198	1,653,644
#	Pepco Holdings, Inc.	70,267	1,775,647
	PG&E Corp.	124,224	4,678,276
	Pinnacle West Capital Corp.	35,220	1,252,071
	PPL Corp.	130,591	5,926,220
	Progress Energy, Inc.	90,945	3,811,505
	Public Service Enterprise Group, Inc.	178,458	7,869,998
	Questar Corp.	60,610	3,348,703
	Sempra Energy	91,720	4,873,084
	Southern Co.	266,475	9,201,382
	TECO Energy, Inc.	73,920	1,107,322
	Xcel Energy, Inc.	147,339	2,920,259
Total Utilities			143,871,810

TOTAL COMMON STOCKS			4,088,107,350

10

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $124,685,000 FHLMC 6.50%, 09/01/36 & FNMA 5.058%(r), 01/01/36, valued at $119,411,554) to be repurchased at $117,034,666	$117,006	$117,006,000

SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $574,580,135 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 08/01/20 to 02/01/38, valued at $468,672,728 ) to be repurchased at $455,141,509	455,022	455,022,066
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $21,349,115 FNMA 5.500%, 03/01/37, valued at $20,295,841 ) to be repurchased at $19,626,008	19,621	19,620,858
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $76,124,402 FNMA 5.594%(r), 05/01/35 & 5.723%(r), 09/01/44, valued at $46,795,466 ) to be repurchased at $45,443,670	45,432	45,431,668

TOTAL SECURITIES LENDING COLLATERAL		520,074,592

TOTAL INVESTMENTS - (100.0%) (Cost $3,785,894,727) ##		$4,725,187,942

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	$4,088,107,350	$(1,945,420)
Level 2 – Other Significant Observable Inputs	637,080,592	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$4,725,187,942	$(1,945,420)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.8%)
Consumer Discretionary — (14.9%)
* #	AbitibiBowater Canada, Inc.	110,084	$1,139,369
*	AH Belo Corp. Series A	93,832	1,141,935
#	American Greetings Corp. Class A	208,300	3,920,206
* #	AutoNation, Inc.	2,028,800	29,559,616
#	Belo Corp. Class A	462,664	5,445,555
*	Big Lots, Inc.	61,745	1,040,403
#	Blockbuster, Inc. Class A	49,421	150,240
#	Borders Group, Inc.	6,100	56,486
#	Brunswick Corp.	325,600	5,304,024
	CBS Corp. Class B	5,687,606	129,791,169
#	Circuit City Stores, Inc.	171,000	755,820
#	Citadel Broadcasting Co.	32,378	33,997
	Clear Channel Communications, Inc.	1,942,666	62,165,312
* #	Comcast Corp. Class A	12,429,142	242,865,435
*	Comcast Corp. Special Class A Non-Voting	1,371,250	26,533,688
#	Dillards, Inc. Class A	623,500	9,221,565
*	Discovery Holding Co. Class A	1,017,390	22,962,492
	Disney (Walt) Co.	415,720	13,473,485
* #	Expedia, Inc.	1,156,951	26,528,886
#	Foot Locker, Inc.	554,663	6,822,355
* #	Ford Motor Co.	11,321,890	73,931,942
	Gannett Co., Inc.	931,585	28,087,288
#	General Motors Corp.	4,413,900	102,755,592
* #	Goodyear Tire & Rubber Co.	76,001	2,059,627
	Hearst-Argyle Television, Inc.	364,900	8,027,800
*	IAC/InterActiveCorp.	2,097,251	41,735,295
	Idearc, Inc.	242,765	1,170,127
* #	Jarden Corp.	41,300	994,917
#	Jones Apparel Group, Inc.	545,700	7,699,827
	Leggett & Platt, Inc.	373,400	6,235,780
* #	Liberty Global, Inc. Class A	309,505	11,637,388
* #	Liberty Global, Inc. Series C	339,005	11,888,905
*	Liberty Media Holding Corp. Capital Class A	982,968	114,132,415
*	Liberty Media Holding Corp. Interactive Class A	4,235,162	60,816,926
* #	Live Nation, Inc.	239,533	2,843,257
	Macy’s, Inc.	1,739,930	42,941,472
#	MDC Holdings, Inc.	317,309	13,288,901
* #	Mohawk Industries, Inc.	404,517	28,886,559
	News Corp. Class A	35,876	660,477
	OfficeMax, Inc.	383,200	8,150,664
* #	R.H. Donnelley Corp.	309,570	2,194,851
*	Radio One, Inc. Class D	45,200	56,952
#	Ryland Group, Inc.	225,700	6,385,053

1

#	Saks, Inc.	981,150	$15,266,694
#	Service Corp. International	398,500	4,303,800
#	Time Warner, Inc.	18,688,980	291,734,978
* #	Toll Brothers, Inc.	919,700	19,506,837
*	TRW Automotive Holdings Corp.	362,600	8,006,208
	Whirlpool Corp.	142,915	12,057,739
	Wyndham Worldwide Corp.	797,860	17,688,556
Total Consumer Discretionary			1,534,058,865

Consumer Staples — (4.5%)
#	Archer-Daniels-Midland Co.	1,240,260	55,935,726
#	Coca-Cola Enterprises, Inc.	3,580,472	87,470,931
*	Constellation Brands, Inc. Class A	410,110	7,878,213
#	Corn Products International, Inc.	483,600	17,752,956
	Del Monte Foods Co.	1,086,541	9,757,138
	J.M. Smucker Co.	397,802	20,363,484
	Kraft Foods, Inc.	4,030,190	125,621,022
	Molson Coors Brewing Co.	578,690	31,226,112
	PepsiAmericas, Inc.	402,100	10,173,130
#	Pilgrim’s Pride Corp.	236,318	5,544,020
* #	Rite Aid Corp.	956,300	2,553,321
* #	Smithfield Foods, Inc.	799,600	22,028,980
#	SUPERVALU, Inc.	1,536,742	40,339,478
	Tyson Foods, Inc. Class A	2,025,659	29,189,746
	Weis Markets, Inc.	11,500	372,715
Total Consumer Staples			466,206,972

Energy — (14.5%)
	Anadarko Petroleum Corp.	3,481,656	221,920,753
	Apache Corp.	2,319,190	266,034,285
	Chesapeake Energy Corp.	3,199,938	144,701,196
#	Cimarex Energy Co.	361,347	19,042,987
#	ConocoPhillips	3,106,640	256,950,194
#	Devon Energy Corp.	1,997,042	205,136,154
*	Forest Oil Corp.	475,600	23,461,348
#	Helmerich & Payne, Inc.	112,857	5,059,379
	Hess Corp.	825,029	76,876,202
*	Mariner Energy, Inc.	257,480	7,139,920
*	Newfield Exploration Co.	674,465	37,351,872
	Noble Energy, Inc.	233,800	18,096,120
#	Overseas Shipholding Group, Inc.	286,600	17,975,552
#	Patterson-UTI Energy, Inc.	274,100	6,504,393
#	Pioneer Natural Resources Co.	786,498	35,227,245
*	Plains Exploration & Production Co.	494,802	26,719,308
*	Pride International, Inc.	312,040	11,058,698
	Rowan Companies, Inc.	158,866	6,403,889
*	SEACOR Holdings, Inc.	171,200	16,433,488
#	Tidewater, Inc.	431,200	24,211,880
*	Unit Corp.	2,500	137,875
	Valero Energy Corp.	1,004,075	58,005,413
Total Energy			1,484,448,151

2

Financials — (28.4%)
*	Allegheny Corp.	36,002	$12,996,722
	Allstate Corp.	2,126,900	101,516,937
#	American Capital Strategies, Ltd.	367,447	13,334,652
#	American Financial Group, Inc.	883,300	22,850,971
#	American International Group, Inc.	2,782,260	130,376,704
	American National Insurance Co.	71,652	8,128,919
* #	AmeriCredit Corp.	399,100	5,739,058
	Associated Banc-Corp.	105,669	2,633,272
	Assurant, Inc.	144,800	9,057,240
	Bank of America Corp.	3,687,017	146,522,056
#	Bear Stearns Companies, Inc.	417,870	33,371,098
#	Capital One Financial Corp.	1,606,984	73,969,474
#	Chubb Corp.	1,482,600	75,464,340
	Cincinnati Financial Corp.	1,328,489	49,379,936
	CIT Group, Inc.	1,326,512	29,475,097
#	CNA Financial Corp.	1,929,282	51,415,365
#	Comerica, Inc.	295,400	10,705,296
#	Commerce Group, Inc.	315,600	11,437,344
*	Conseco, Inc.	402,300	4,718,979
#	Federal National Mortgage Association	281,739	7,790,083
	Fidelity National Financial, Inc.	952,159	16,767,520
#	First American Corp.	722,800	25,175,124
	First Citizens BancShares, Inc.	10,300	1,464,557
	Fulton Financial Corp.	236,699	2,752,809
	Genworth Financial, Inc.	932,123	21,606,611
	Hanover Insurance Group, Inc.	388,766	16,985,187
#	Hartford Financial Services Group, Inc.	1,157,500	80,909,250
	HCC Insurance Holdings, Inc.	229,957	5,532,765
	Hudson City Bancorp, Inc.	1,932,473	30,668,347
	Huntington Bancshares, Inc.	339,765	4,151,928
	Janus Capital Group, Inc.	1,558,800	37,754,136
	JPMorgan Chase & Co.	6,532,534	265,547,507
	KeyCorp	928,500	20,473,425
	Legg Mason, Inc.	288,147	19,029,228
#	Lehman Brothers Holdings, Inc.	943,839	48,126,351
#	Leucadia National Corp.	64,952	2,939,728
	Lincoln National Corp.	1,092,926	55,859,448
	Loews Corp.	3,874,202	162,096,612
#	M&T Bank Corp.	202,046	16,583,936
#	Marsh & McLennan Companies, Inc.	43,800	1,115,586
#	Marshall & Ilsley Corp.	423,001	9,813,623
#	Mercury General Corp.	117,500	5,358,000
#	Merrill Lynch & Co., Inc.	750,300	37,184,868
	MetLife, Inc.	5,587,198	325,510,156
	Morgan Stanley	1,113,600	46,904,832
	National City Corp.	1,962,794	31,129,913
	Nationwide Financial Services, Inc.	393,102	16,215,458
#	New York Community Bancorp, Inc.	2,262,500	36,946,625
	Odyssey Re Holdings Corp.	351,255	12,708,406
	Old Republic International Corp.	1,782,254	24,452,525
#	Principal Financial Group, Inc.	1,193,300	65,905,959
	Protective Life Corp.	547,200	21,116,448
	Prudential Financial, Inc.	1,861,400	135,826,358
	Reinsurance Group of America, Inc.	479,000	26,206,090
#	SAFECO Corp.	530,900	24,559,434
#	South Financial Group, Inc.	543,733	7,846,067
	Sovereign Bancorp, Inc.	2,013,036	22,203,787

3

	StanCorp Financial Group, Inc.	222,900	$10,942,161
#	SunTrust Banks, Inc.	724,560	42,118,673
#	The Colonial BancGroup, Inc.	181,500	2,192,520
	The Travelers Companies, Inc.	5,164,209	239,670,940
	Torchmark Corp.	174,800	10,533,448
	Transatlantic Holdings, Inc.	101,793	6,860,848
	UnionBanCal Corp.	276,000	12,853,320
	Unitrin, Inc.	496,679	17,681,772
	Unum Group	2,446,189	56,042,190
	W. R. Berkley Corp.	364,104	10,482,554
	Webster Financial Corp.	212,100	5,932,437
	Wesco Financial Corp.	19,000	7,391,000
	Zions Bancorporation	158,800	7,582,700
Total Financials			2,916,596,710

Health Care — (1.1%)
* #	Community Health Systems, Inc.	95,826	2,977,314
	Health Management Associates, Inc.	560,097	2,996,519
* #	Invitrogen Corp.	237,824	20,093,750
* #	Millennium Pharmaceuticals, Inc.	2,070,900	28,971,891
#	Omnicare, Inc.	239,700	5,028,906
	PerkinElmer, Inc.	65,900	1,635,638
* #	Tenet Healthcare Corp.	1,525,700	7,338,617
#	UnitedHealth Group, Inc.	264,040	12,272,579
	Universal Health Services, Inc.	19,844	1,060,067
*	Watson Pharmaceuticals, Inc.	676,800	18,821,808
*	WellPoint, Inc.	173,138	12,133,511
Total Health Care			113,330,600

Industrials — (12.5%)
* #	AGCO Corp.	428,452	27,789,397
#	Alexander & Baldwin, Inc.	139,805	6,157,012
* #	Allied Waste Industries, Inc.	2,728,976	28,217,612
*	Avis Budget Group, Inc.	432,980	4,948,961
	Burlington Northern Santa Fe Corp.	2,216,173	194,535,666
#	CSX Corp.	3,367,404	163,386,442
#	Curtiss-Wright Corp.	53,560	2,252,734
	GATX Corp.	390,900	14,064,582
#	IKON Office Solutions, Inc.	432,700	3,080,824
* #	Kansas City Southern	557,700	19,965,660
	Kennametal, Inc.	18,785	570,500
	Norfolk Southern Corp.	3,209,002	169,724,116
	Northrop Grumman Corp.	2,635,484	207,175,397
	Pentair, Inc.	164,120	5,353,594
	R. R. Donnelley & Sons Co.	397,847	12,663,470
#	Raytheon Co.	740,994	48,046,051
#	Ryder System, Inc.	466,600	26,880,826
	Southwest Airlines Co.	5,164,520	63,317,015
	Timken Co.	170,800	5,146,204
#	UAL Corp.	378,017	11,453,915
	Union Pacific Corp.	2,068,700	258,091,012
*	United Rentals, Inc.	265,692	5,340,409
* #	YRC Worldwide, Inc.	445,344	6,127,933
Total Industrials			1,284,289,332

4

Information Technology — (3.8%)
*	3Com Corp.	1,041,900	$3,427,851
* #	Advanced Micro Devices, Inc.	575,230	4,147,408
* #	Applied Micro Circuits Corp.	53,300	396,019
*	Arrow Electronics, Inc.	456,200	14,876,682
*	Avnet, Inc.	1,074,500	36,221,395
	AVX Corp.	507,400	6,362,796
*	Computer Sciences Corp.	1,385,243	60,188,808
*	Compuware Corp.	943,130	7,507,315
*	Convergys Corp.	193,000	2,786,920
	Electronic Data Systems Corp.	2,164,600	37,490,872
*	Fairchild Semiconductor Corp. Class A	43,100	480,565
#	Fidelity National Information Services, Inc.	402,462	16,698,148
*	Ingram Micro, Inc.	1,339,168	20,449,095
*	Integrated Device Technology, Inc.	1,446,600	12,136,974
*	International Rectifier Corp.	186,700	4,251,159
	Intersil Corp.	1,048,598	24,400,876
* #	JDS Uniphase Corp.	303,862	3,995,785
*	Metavante Technologies, Inc.	33,317	721,979
* #	Micron Technology, Inc.	3,907,157	29,381,821
*	NCR Corp.	184,100	4,079,656
*	Novellus Systems, Inc.	261,568	5,775,421
* #	Sandisk Corp.	138,300	3,256,965
*	Sanmina-SCI Corp.	3,848,400	6,349,860
* #	Sun Microsystems, Inc.	528,425	8,666,170
* #	Symantec Corp.	1,330,664	22,408,382
*	Tech Data Corp.	385,011	12,840,117
*	Tellabs, Inc.	1,964,818	12,928,502
*	Unisys Corp.	719,700	2,972,361
*	Vishay Intertechnology, Inc.	1,283,816	11,721,240
	Xerox Corp.	840,038	12,348,559
Total Information Technology			389,269,701

Materials — (3.2%)
#	Alcoa, Inc.	964,763	35,831,298
	Ashland, Inc.	532,611	23,525,428
	Bemis Co., Inc.	226,200	5,614,284
	Chemtura Corp.	844,230	6,973,340
	Cytec Industries, Inc.	188,900	10,820,192
* #	Domtar Corp.	4,576,336	29,151,260
#	International Paper Co.	1,615,245	51,203,267
	Louisiana-Pacific Corp.	795,400	8,653,952
	Lubrizol Corp.	179,500	10,464,850
	MeadWestavco Corp.	1,393,431	35,755,440
	Reliance Steel & Aluminum Co.	116,900	6,489,119
*	Smurfit-Stone Container Corp.	1,764,694	14,029,317
#	Titanium Metals Corp.	70,926	1,462,494
#	Tronox, Inc. Class B	92,517	408,000
#	Valhi, Inc.	115,611	2,234,761
#	Westlake Chemical Corp.	21,400	345,396
	Weyerhaeuser Co.	1,440,429	88,154,255
#	Worthington Industries, Inc.	131,400	2,311,326
Total Materials			333,427,979

5

Telecommunication Services — (5.9%)
	AT&T, Inc.	8,217,218	$286,205,703
	CenturyTel, Inc.	288,690	10,447,691
* #	Level 3 Communications, Inc.	195,500	435,965
#	Qwest Communications International, Inc.	1,972,600	10,652,040
#	Sprint Nextel Corp.	1,956,986	13,914,171
#	Telephone & Data Systems, Inc.	413,797	19,407,079
	Telephone & Data Systems, Inc. Special Shares	177,000	7,628,700
* #	United States Cellular Corp.	268,725	16,929,675
	Verizon Communications, Inc.	6,509,152	236,412,401
Total Telecommunication Services			602,033,425

TOTAL COMMON STOCKS			9,123,661,735

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $72,020,000 FHLMC 6.50%, 09/01/37, valued at $71,496,575) to be repurchased at $70,473,262	$70,456	70,456,000

SECURITIES LENDING COLLATERAL — (10.5%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $1,187,676,863 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/20 to 06/01/47, valued at $963,719,292) to be repurchased at $935,895,406	935,650	935,649,798
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $43,267,817 FNMA 5.500%, 05/01/37 & 7.000%, 08/01/37, valued at $42,987,434) to be repurchased at $41,547,703	41,537	41,536,800
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $305,763,017 FNMA, rates ranging from 5.722%(r) to 6.913%(r), maturities ranging from 04/01/18 to 07/01/42, valued at $100,011,868) to be repurchased at $97,124,441	97,099	97,098,791

TOTAL SECURITIES LENDING COLLATERAL			1,074,285,389

TOTAL INVESTMENTS - (100.0%)
(Cost $9,529,984,232) ##			$10,268,403,124

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$9,123,661,735
Level 2 – Other Significant Observable Inputs	1,144,741,389
Level 3 – Significant Unobservable Inputs	—
Total	$10,268,403,124

6

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (78.5%)
Consumer Discretionary — (11.2%)
*	1-800-FLOWERS.COM, Inc.	77,320	$621,653
*	4Kids Entertainment, Inc.	39,000	461,760
* #	99 Cents Only Stores	113,900	1,058,131
*	A.C. Moore Arts & Crafts, Inc.	62,700	537,339
	Aaron Rents, Inc.	126,600	2,483,892
	Aaron Rents, Inc. Class A	10,050	183,412
* #	AbitibiBowater Canada, Inc.	80,238	830,463
*	Acme Communications, Inc.	49,602	145,830
	Acme United Corp.	10,400	140,504
* #	Aeropostale, Inc.	103,475	2,779,338
*	AFC Enterprises, Inc.	54,097	408,432
*	Aftermarket Technology Corp.	62,578	1,173,337
*	AH Belo Corp. Series A	38,160	464,407
	Aldila, Inc.	17,933	291,411
*	Alloy, Inc.	44,605	343,012
	Ambassadors Group, Inc.	12,759	228,896
#	Ambassadors International, Inc.	29,510	328,741
*	AMCON Distributing Co.	400	13,000
* #	AMDL, Inc.	28,339	86,434
	American Axle & Manufacturing Holdings, Inc.	151,477	2,981,067
*	American Biltrite, Inc.	3,955	28,674
	American Greetings Corp. Class A	152,700	2,873,814
*	America’s Car-Mart, Inc.	30,685	334,466
#	Ameristar Casinos, Inc.	152,722	2,961,280
*	AnnTaylor Stores Corp.	74,685	1,793,934
#	Arbitron, Inc.	84,699	3,550,582
#	Arctic Cat, Inc.	34,954	264,252
	Ark Restaurants Corp.	12,188	375,390
#	ArvinMeritor, Inc.	203,700	2,299,773
	Asbury Automotive Group, Inc.	121,200	1,699,224
*	Ashworth, Inc.	39,618	133,909
*	Audible, Inc.	80,523	921,988
*	Audiovox Corp. Class A	49,850	448,650
* #	Avatar Holdings, Inc.	24,027	1,035,083
*	Bakers Footwear Group, Inc.	19,612	41,577
*	Ballantyne of Omaha, Inc.	45,721	225,405
* #	Bally Technologies, Inc.	46,976	1,780,860
*	Barry (R.G.) Corp.	31,470	251,131
	Bassett Furniture Industries, Inc.	24,004	281,807
	Beasley Broadcast Group, Inc.	22,457	124,636
#	Beazer Homes USA, Inc.	6,782	48,152
	Bebe Stores, Inc.	176,735	2,157,934
	Belo Corp. Class A	182,300	2,145,671

1

*	Benihana, Inc.	21,047	$233,201
*	Benihana, Inc. Class A	25,973	278,171
#	Big 5 Sporting Goods Corp.	38,600	357,050
* #	Big Dog Holdings, Inc.	7,926	84,174
*	Big Lots, Inc.	2,874	48,427
*	Birks & Mayors, Inc.	1,765	8,754
*	BJ’s Restaurants, Inc.	74,592	1,011,468
#	Blockbuster, Inc. Class A	259,934	790,199
*	Blockbuster, Inc. Class B	217,300	601,921
* #	Blue Nile, Inc.	40,600	1,792,896
*	Bluegreen Corp.	83,365	705,268
	Blyth, Inc.	108,900	2,159,487
	Bob Evans Farms, Inc.	101,538	2,939,525
#	Bon-Ton Stores, Inc.	43,414	248,328
	Books-A-Million, Inc.	49,105	407,080
#	Borders Group, Inc.	31,476	291,468
	Bowl America, Inc. Class A	3,465	53,361
*	Bright Horizons Family Solutions, Inc.	8,804	396,004
*	Broadview Institute, Inc.	200	470
	Brown Shoe Company, Inc.	123,175	1,808,209
	Brunswick Corp.	23,300	379,557
*	Buca, Inc.	67,647	27,735
#	Buckle, Inc.	87,100	3,954,340
* #	Buffalo Wild Wings, Inc.	36,884	854,602
* #	Build-A-Bear-Workshop, Inc.	35,000	406,700
#	Building Materials Holding Corp.	70,842	409,467
* #	Cabela’s, Inc.	173,500	2,350,925
*	Cache, Inc.	48,855	486,596
* #	California Coastal Communities, Inc.	35,562	181,722
*	California Pizza Kitchen, Inc.	83,103	1,158,456
	Callaway Golf Co.	209,000	3,185,160
	Canterbury Park Holding Corp.	5,208	52,601
#	Carmike Cinemas, Inc.	38,328	277,111
*	Carriage Services, Inc.	56,700	447,930
*	Carter’s, Inc.	168,780	2,604,275
* #	Casual Male Retail Group, Inc.	114,425	441,680
*	Catalina Lighting, Inc.	1,760	7,040
	Cato Corp. Class A	88,250	1,381,995
*	Cavalier Homes, Inc.	56,249	95,623
*	Cavco Industries, Inc.	19,066	628,034
	CBRL Group, Inc.	86,981	3,167,848
* #	CEC Entertainment, Inc.	97,077	2,604,576
* #	Champion Enterprises, Inc.	219,000	1,944,720
●	Championship Auto Racing Teams, Inc.	1,697	—
	Charles and Colvard, Ltd.	54,978	70,372
*	Charlotte Russe Holding, Inc.	76,600	1,491,402
* #	Charming Shoppes, Inc.	293,386	1,616,557
* #	Charter Communications, Inc.	1,293,154	1,244,014
* #	Cheesecake Factory, Inc.	168,233	3,517,752
#	Cherokee, Inc.	27,336	925,324
	Christopher & Banks Corp.	97,513	1,053,140
*	Chromcraft Revington, Inc.	5,600	25,200
	Churchill Downs, Inc.	41,093	1,870,964
#	Citadel Broadcasting Co.	354,690	372,424
* #	Citi Trends, Inc.	41,002	594,939

2

	CKE Restaurants, Inc.	110,400	$1,223,232
	Coachmen Industries, Inc.	39,900	176,757
	Coast Distribution System, Inc.	9,251	49,955
	Cobra Electronics Corp.	7,978	38,215
* #	Coinstar, Inc.	79,516	2,318,687
* #	Coldwater Creek, Inc.	98,014	542,017
	Collectors Universe, Inc.	26,472	246,454
#	Columbia Sportswear Co.	9,483	391,932
* #	Comstock Homebuilding Companies, Inc.	9,304	7,164
*	Concord Camera Corp.	19,474	85,102
*	Congoleum Corp. Class A	3,200	80
* #	Conn’s, Inc.	69,984	892,296
	Cooper Tire & Rubber Co.	175,300	3,167,671
* #	Corinthian Colleges, Inc.	256,698	2,040,749
* #	Cosi, Inc.	32,970	89,678
* #	Cost Plus, Inc.	48,773	170,705
	Courier Corp.	39,526	1,075,516
*	Cox Radio, Inc.	102,100	1,122,079
#	CPI Corp.	19,148	317,474
	Craftmade International, Inc.	15,198	144,837
* #	Crown Media Holdings, Inc.	220,135	1,219,548
* #	CSK Auto Corp.	93,480	847,864
	CSS Industries, Inc.	29,800	1,040,318
*	Culp, Inc.	34,401	251,127
* #	Cumulus Media, Inc. Class A	139,080	764,940
*	Cybex International, Inc.	57,125	231,356
*	Cycle Country Accessories Corp.	15,600	30,576
*	Daily Journal Corp.	200	8,320
* #	Deckers Outdoor Corp.	37,600	4,160,064
	Decorator Industries, Inc.	2,862	12,765
*	dELiA*s, Inc.	46,257	92,051
	Delta Apparel, Inc.	14,180	125,777
*	Design Within Reach, Inc.	44,748	107,843
*	DG Fastchannel, Inc.	47,812	965,324
*	Diedrich Coffee, Inc.	5,225	16,615
* #	Directed Electronics, Inc.	7,999	17,598
*	Dixie Group, Inc.	34,700	305,707
* #	Dominion Homes, Inc.	19,818	12,089
	Domino’s Pizza, Inc.	40,100	531,325
*	Dorman Products, Inc.	34,400	361,200
#	Dover Downs Gaming & Entertainment, Inc.	46,915	427,865
	Dover Motorsports, Inc.	50,312	347,656
* #	Drew Industries, Inc.	62,196	1,676,804
*	drugstore.com, Inc.	262,879	736,061
	DRYCLEAN USA, Inc.	300	318
*	Duckwall-ALCO Stores, Inc.	4,953	77,614
* #	E Com Ventures, Inc.	2,175	50,286
	Educational Development Corp.	6,757	37,974
*	Einstein Noah Restaurant Group, Inc.	18,174	280,061
*	ELXSI Corp.	1,800	3,330
*	EMAK Worldwide, Inc.	10,146	10,146
*	Emerson Radio Corp.	84,322	91,068
#	Emmis Communications Corp. Class A	94,399	279,421
* #	Enova Systems, Inc.	5,819	26,185
#	Entercom Communications Corp.	93,000	1,038,810

3

*	Entravision Communications Corp.	181,517	$1,052,799
* #	Escala Group, Inc.	80,070	227,399
	Escalade, Inc.	17,696	161,034
#	Ethan Allen Interiors, Inc.	92,600	2,522,424
*	Famous Dave’s of America, Inc.	30,683	311,432
	Federal Screw Works	1,562	16,245
*	Federal-Mogul Corp.	57,900	26,055
	Finish Line, Inc. Class A	91,327	258,455
*	Finlay Enterprises, Inc.	23,300	21,669
*	Flanigan’s Enterprises, Inc.	5,680	45,724
* #	Fleetwood Enterprises, Inc.	198,900	847,314
	Flexsteel Industries, Inc.	11,049	145,626
*	Foamex International, Inc.	8,939	27,800
	Footstar, Inc.	22,800	96,900
*	Fossil, Inc.	1,799	57,892
*	Fountain Powerboat Industries, Inc.	9,475	14,212
*	Franklin Covey Co.	58,896	454,677
*	Franklin Electronic Publishers, Inc.	8,700	19,053
*	Frederick’s of Hollywood Group	26,486	86,344
	Fred’s, Inc.	95,150	835,417
	Frisch’s Restaurants, Inc.	7,000	151,200
	FTD Group, Inc.	54,500	751,555
* #	Fuel Systems Solutions, Inc.	45,301	468,412
*	Full House Resorts, Inc.	24,850	55,415
#	Furniture Brands International, Inc.	131,600	1,710,800
*	Gaiam, Inc.	4,800	102,144
*	GameTech International, Inc.	41,660	242,461
* #	Gaming Partners International Corp.	24,086	184,740
* #	Gander Mountain Co.	56,647	320,056
*	Gaylord Entertainment Co.	39,189	1,179,197
* #	Gemstar-TV Guide International, Inc.	1,176,814	5,578,098
* #	Genesco, Inc.	71,200	2,132,440
* #	Gentek, Inc.	30,283	832,782
* #	G-III Apparel Group, Ltd.	50,439	660,247
*	Gottschalks, Inc.	42,902	98,675
	Gray Television, Inc.	122,460	710,268
	Gray Television, Inc. Class A	6,500	44,525
*	Great Wolf Resorts, Inc.	47,459	326,043
#	Group 1 Automotive, Inc.	64,900	1,590,050
*	GSI Commerce, Inc.	132,322	1,914,699
*	Gymboree Corp.	87,800	3,476,002
*	Hampshire Group, Ltd.	8,000	96,000
#	Handleman Co.	61,645	80,755
*	Harris Interactive, Inc.	182,695	495,103
#	Harte-Hanks, Inc.	78,683	1,330,530
*	Hartmarx Corp.	95,200	238,000
*	Hastings Entertainment, Inc.	23,020	188,764
#	Haverty Furniture Co., Inc.	43,700	429,134
	Haverty Furniture Co., Inc. Class A	400	3,900
*	Hawk Corp.	21,800	407,660
*	Hayes Lemmerz International, Inc.	274,901	874,185
* #	Hibbett Sporting Goods, Inc.	92,555	1,462,369
*	Hollywood Media Corp.	113,045	300,700
* #	Home Solutions of America, Inc.	137,000	56,170
	Hooker Furniture Corp.	24,488	501,759

4

*	Hot Topic, Inc.	47,145	$216,396
*	Iconix Brand Group, Inc.	186,442	3,874,265
#	IHOP Corp.	52,200	2,389,716
	ILX Resorts, Inc.	7,063	39,906
*	Image Entertainment, Inc.	69,502	148,734
* #	Infosonics Corp.	41,850	55,660
*	Insignia Systems, Inc.	16,051	38,362
	Interface, Inc. Class A	155,306	2,602,929
*	Interstate Hotels & Resorts, Inc.	78,940	392,332
* #	INVESTools, Inc.	185,100	2,141,607
* #	iRobot Corp.	63,139	1,156,706
* #	Isle of Capri Casinos, Inc.	102,724	929,652
	J. Alexander’s Corp.	16,782	129,893
*	Jack in the Box, Inc.	78,995	2,075,199
	Jackson Hewitt Tax Service, Inc.	99,300	2,078,349
*	Jaclyn, Inc.	1,535	12,395
*	Jakks Pacific, Inc.	73,275	2,048,036
* #	Jarden Corp.	16,064	386,982
*	Jennifer Convertibles, Inc.	17,391	35,652
*	Jo-Ann Stores, Inc.	69,106	1,140,249
	Johnson Outdoors, Inc.	11,400	210,900
	Jones Apparel Group, Inc.	82,300	1,161,253
* #	Jos. A. Bank Clothiers, Inc.	52,650	1,199,367
	Journal Communications, Inc. Class A	61,800	425,802
#	Journal Register Co.	125,500	125,500
	Kenneth Cole Productions, Inc. Class A	35,750	531,602
	Kimball International, Inc. Class B	85,110	889,399
* #	Kirkland’s, Inc.	47,014	40,432
* #	Knology, Inc.	89,900	1,098,578
*	Kona Grill, Inc.	12,744	123,999
	Koss Corp.	8,781	170,790
* #	Krispy Kreme Doughnuts, Inc.	120,900	322,803
*	KSW, Inc.	19,682	125,768
	K-Swiss, Inc. Class A	71,400	1,036,014
	LaCrosse Footwear, Inc.	10,722	179,593
*	Lakeland Industries, Inc.	13,418	141,023
*	Lakes Entertainment, Inc.	64,706	380,471
#	Landry’s Restaurants, Inc.	60,800	1,077,984
*	Lazare Kaplan International, Inc.	9,600	96,000
#	La-Z-Boy, Inc.	142,730	1,203,214
*	Leapfrog Enterprises, Inc.	14,500	82,650
* #	Lear Corp.	19,100	526,778
#	Lee Enterprises, Inc.	114,200	1,177,402
*	Lenox Group, Inc.	38,403	71,046
	Levitt Corp. Class A	21,021	42,042
	Libbey, Inc.	43,100	670,205
	Liberty Homes, Inc. Class A	200	640
* #	LIFE TIME FITNESS, Inc.	93,900	2,728,734
#	Lifetime Brands, Inc.	37,398	386,321
*	Lin TV Corp.	81,500	837,005
*	Lincoln Educational Services	46,165	553,980
#	Lithia Motors, Inc. Class A	41,997	431,729
*	Live Nation, Inc.	187,226	2,222,373
* #	LKQ Corp.	153,869	3,268,178
* #	Lodgenet Entertainment Corp.	65,134	606,398

5

*	Lodgian, Inc.	72,006	$644,454
*	LOUD Technologies, Inc.	2,380	16,957
*	Luby’s, Inc.	75,700	692,655
#	M/I Homes, Inc.	31,200	514,488
*	Mace Security International, Inc.	45,800	80,150
*	Magna Entertainment Corp.	17,200	13,588
*	Maidenform Brands, Inc.	67,100	830,027
	Marine Products Corp.	106,073	776,454
* #	MarineMax, Inc.	52,275	641,937
* #	Martha Stewart Living Omnimedia, Inc.	78,000	549,120
#	Matthews International Corp. Class A	95,367	4,278,164
*	Max & Erma’s Restaurants, Inc.	6,810	17,774
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,012	21,810
	McRae Industries, Inc. Class A	2,500	38,750
	MDC Holdings, Inc.	18,200	762,216
*	Meade Instruments Corp.	49,732	76,090
	Media General, Inc. Class A	65,700	1,024,920
* #	Mediacom Communications Corp.	234,136	1,023,174
*	Midas, Inc.	44,590	674,647
	Modine Manufacturing Co.	91,395	1,140,610
#	Monaco Coach Corp.	81,750	799,515
*	Monarch Casino & Resort, Inc.	54,679	908,765
	Monro Muffler Brake, Inc.	61,434	1,029,019
* #	Morgans Hotel Group	66,800	1,024,712
*	Morgan’s Foods, Inc.	800	5,240
*	Morton’s Restaurant Group, Inc.	17,500	135,625
*	Mothers Work, Inc.	9,454	189,647
*	Motorcar Parts of America, Inc.	2,400	18,576
	Movado Group, Inc.	56,300	1,084,338
* #	MTR Gaming Group, Inc.	82,351	464,460
* #	Multimedia Games, Inc.	82,781	579,467
*	Nathan’s Famous, Inc.	18,305	291,049
*	National Lampoon, Inc.	15,000	29,250
	National Presto Industries, Inc.	7,119	373,036
*	Nature Vision, Inc.	500	1,040
#	Nautilus Group, Inc.	94,300	395,117
* #	Navarre Corp.	78,760	129,954
* #	Netflix, Inc.	204,982	6,473,332
*	Nevada Gold & Casinos, Inc.	35,850	52,699
	New Frontier Media, Inc.	72,664	366,953
*	New Motion, Inc.	32,688	166,709
*	Nitches, Inc.	2,592	4,355
*	Nobel Learning Communities, Inc.	15,225	198,838
	Nobility Homes, Inc.	13,693	227,304
	Noble International, Ltd.	49,485	539,881
*	NTN Communications, Inc.	127,793	71,564
* #	Nutri/System, Inc.	66,674	954,105
*	Orange 21, Inc.	1,559	6,750
#	Orleans Homebuilders, Inc.	58,200	291,582
	O’Charleys, Inc.	66,446	750,175
*	Outdoor Channel Holdings, Inc.	72,000	529,200
* #	Overstock.com, Inc.	68,760	704,790
	Oxford Industries, Inc.	49,400	1,044,316
*	P & F Industries, Inc. Class A	3,000	20,925
*	P.F. Chang’s China Bistro, Inc.	69,036	1,969,597

6

* #	Pacific Sunwear of California, Inc.	193,820	$2,163,031
* #	Palm Harbor Homes, Inc.	68,721	346,354
* #	Panera Bread Co.	59,025	2,205,764
* #	Papa John’s International, Inc.	90,962	2,378,656
* #	PC Mall, Inc.	35,617	285,292
#	Penske Automotive Group, Inc.	105,531	1,903,779
*	Perry Ellis International, Inc.	38,400	752,256
* #	PetMed Express, Inc.	68,565	785,069
*	Phoenix Footwear Group, Inc.	18,100	33,123
	Pier 1 Imports, Inc.	254,958	1,335,980
*	Pinnacle Entertainment, Inc.	126,300	1,977,858
* #	Playboy Enterprises, Inc. Class A	5,400	44,658
* #	Playboy Enterprises, Inc. Class B	82,400	664,144
* #	PokerTek, Inc.	11,600	57,420
#	Polaris Industries, Inc.	79,500	3,035,310
*	Pomeroy IT Solutions, Inc.	37,837	248,589
* #	Premier Exhibitions, Inc.	74,041	353,916
	Pre-Paid Legal Services, Inc.	41,550	1,979,857
#	PRIMEDIA, Inc.	124,856	963,888
*	Princeton Review, Inc.	85,556	710,115
* #	Progressive Gaming International Corp.	109,830	282,263
*	Proliance International, Inc.	46,849	130,240
*	QEP Co., Inc.	10,314	95,198
*	Quaker Fabric Corp.	41,650	791
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	142,596	99,817
*	Quiksilver, Inc.	333,600	3,002,400
*	Radio One, Inc. Class D	259,749	327,284
* #	Rainmaker Systems, Inc.	51,489	147,773
*	RC2 Corp.	62,591	1,161,063
#	RCN Corp.	114,504	1,270,994
*	Reading International, Inc. Class A	20,349	193,519
*	Reading International, Inc. Class B	1,060	10,600
*	Red Lion Hotels Corp.	58,900	471,789
*	Red Robin Gourmet Burgers, Inc.	45,949	1,531,480
* #	RedEnvelope, Inc.	27,448	46,662
*	Regent Communications, Inc.	107,377	97,713
	Regis Corp.	86,000	2,154,300
*	Rentrak Corp.	31,013	344,244
*	Restoration Hardware, Inc.	116,431	504,146
*	Retail Ventures, Inc.	133,489	898,381
*	Rex Stores Corp.	22,800	423,396
*	Riviera Holdings Corp.	10,000	228,100
*	Rockford Corp.	25,270	33,862
* #	Rocky Brands, Inc.	16,191	91,803
*	Rubio’s Restaurants, Inc.	31,595	207,895
	Ruby Tuesday, Inc.	105,400	749,394
	Russ Berrie & Co., Inc.	52,904	690,926
* #	Ruth’s Chris Steak House, Inc.	43,700	305,463
*	S&K Famous Brands, Inc.	2,100	13,702
*	Saga Communications, Inc. Class A	53,625	312,097
	Salem Communications Corp.	57,369	189,318
	Sauer-Danfoss, Inc.	133,499	2,838,189
*	Schieb (Earl), Inc.	2,200	7,150
*	Scholastic Corp.	119,733	4,175,090
#	Sealy Corp.	82,205	748,888

7

* #	Sharper Image Corp.	37,256	$8,196
	Shiloh Industries, Inc.	51,278	477,911
*	Shoe Carnival, Inc.	31,379	425,185
* #	Shuffle Master, Inc.	92,674	763,634
*	Silverleaf Resorts, Inc.	16,000	53,120
	Sinclair Broadcast Group, Inc. Class A	144,300	1,331,889
* #	Six Flags, Inc.	190,705	375,689
*	Skechers U.S.A., Inc. Class A	87,900	1,871,391
	Skyline Corp.	25,300	713,460
* #	Smith & Wesson Holding Corp.	115,471	591,212
	Sonesta International Hotels Corp. Class A	1,100	32,307
	Sonic Automotive, Inc.	87,400	1,553,972
* #	Sonic Corp.	249,402	5,319,745
* #	Source Interlink Companies, Inc.	137,152	231,787
* #	Spanish Broadcasting System, Inc.	109,363	164,044
*	SPAR Group, Inc.	2,083	2,645
#	Spartan Motors, Inc.	90,525	735,968
	Speedway Motorsports, Inc.	86,930	2,538,356
*	Sport Chalet, Inc. Class A	4,625	20,581
*	Sport Chalet, Inc. Class B	3,666	15,764
	Sport Supply Group, Inc.	29,400	333,984
*	Sport-Haley, Inc.	2,900	6,699
	Stage Stores, Inc.	121,280	1,535,405
*	Stamps.com, Inc.	60,523	535,629
	Standard Motor Products, Inc.	52,400	388,284
#	Standard Pacific Corp.	74,100	304,551
	Stanley Furniture, Inc.	6,438	84,724
	Star Buffet, Inc.	2,700	14,715
#	Stein Mart, Inc.	104,907	620,000
*	Steinway Musical Instruments, Inc.	19,700	486,787
*	Steven Madden, Ltd.	55,999	943,023
	Stewart Enterprises, Inc.	259,599	1,549,806
*	Stoneridge, Inc.	55,359	596,770
	Strattec Security Corp.	9,472	353,874
	Sturm Ruger & Co., Inc.	73,500	580,650
* #	Sun-Times Media Group, Inc. Class A	208,500	183,480
#	Superior Industries International, Inc.	74,500	1,293,320
	Superior Uniform Group, Inc.	7,900	78,210
	Syms Corp.	25,400	341,630
* #	Syntax-Brillian Corp.	202,787	144,080
#	Systemax, Inc.	110,668	1,198,534
*	Talon International, Inc.	22,300	7,805
	Tandy Brand Accessories, Inc.	14,300	86,944
*	Tandy Leather Factory, Inc.	34,562	95,045
* #	Tarragon Corp.	12,654	22,144
*	Tarrant Apparel Group	77,437	61,950
#	Tempur-Pedic International, Inc.	80,300	1,398,826
*	Tenneco Automotive, Inc.	126,800	3,201,700
* #	Texas Roadhouse, Inc.	129,458	1,203,959
* #	The Children’s Place Retail Stores, Inc.	78,883	1,684,941
*	The Dress Barn, Inc.	177,904	2,344,775
*	The Hallwood Group, Inc.	456	29,877
	The Marcus Corp.	61,100	973,934
	The Pep Boys - Manny, Moe & Jack	151,100	1,728,584
*	The Sports Club Co., Inc.	19,000	25,175

8

* #	The Steak n Shake Co.	79,818	$665,682
#	Thor Industries, Inc.	10,500	320,040
*	Timberland Co. Class A	119,000	1,787,380
* #	TiVo, Inc.	276,926	2,403,718
*	Tractor Supply Co.	72,756	2,723,985
*	Trans World Entertainment Corp.	72,646	289,858
	Triarc Companies, Inc. Class A	58,090	504,221
	Triarc Companies, Inc. Class B	74,263	625,294
*	Triple Crown Media, Inc.	16,355	64,602
* #	True Religion Apparel, Inc.	66,407	1,356,695
* #	Trump Entertainment Resorts, Inc.	76,349	306,923
#	Tuesday Morning Corp.	65,248	351,687
	Tupperware Corp.	177,800	6,486,144
*	Tween Brands, Inc.	90,400	2,675,840
*	Unifi, Inc.	165,634	470,401
	Unifirst Corp.	39,726	1,534,615
*	Universal Electronics, Inc.	42,153	956,873
* #	Universal Technical Institute, Inc.	79,520	994,000
* #	Vail Resorts, Inc.	46,882	2,121,410
*	Valassis Communications, Inc.	135,500	1,520,310
	Value Line, Inc.	18,220	773,257
* #	ValueVision Media, Inc. Class A	108,145	568,843
*	Varsity Group, Inc.	36,137	7,191
* #	VCG Holding Corp.	53,110	560,310
	Virco Manufacturing Corp.	31,531	187,294
#	Visteon Corp.	357,700	1,251,950
*	Volcom, Inc.	47,921	947,398
*	Voyager Learning Co.	72,800	509,600
*	Warnaco Group, Inc.	140,517	5,277,819
*	Waxman Industries, Inc.	600	4,263
* #	WCI Communities, Inc.	105,700	411,173
*	Wells-Gardner Electronics Corp.	30,238	45,357
* #	West Marine, Inc.	53,968	435,522
	Westwood One, Inc.	235,700	417,189
*	Wet Seal, Inc. Class A	214,194	612,595
	Weyco Group, Inc.	3,855	104,201
*	Williams Controls, Inc.	10,571	160,996
*	Wilsons The Leather Experts, Inc.	111,210	74,511
*	Winmark Corp.	12,239	244,658
#	Winnebago Industries, Inc.	89,434	1,794,940
* #	WisdomTree Investments, Inc.	4,500	13,275
*	WMS Industries, Inc.	150,494	5,714,257
	Wolverine World Wide, Inc.	154,100	4,083,650
	World Wrestling Entertainment, Inc.	66,600	1,178,820
* #	WorldSpace, Inc. Class A	17,300	19,376
* #	Xanadoo Co.	170	65,875
#	Xerium Technologies, Inc.	57,595	288,551
*	Young Broadcasting, Inc. Class A	64,811	51,201
* #	Zale Corp.	138,600	2,677,752
* #	Zumiez, Inc.	57,177	1,005,172
Total Consumer Discretionary			388,908,604

9

Consumer Staples — (3.5%)
	Alico, Inc.	21,230	$867,245
*	Alliance One International, Inc.	281,116	1,377,468
#	American Italian Pasta Co.	51,300	256,500
#	Andersons, Inc.	52,910	2,447,617
*	Atlantic Premium Brands, Ltd.	1,900	2,517
	Bactolac Pharmaceutical, Inc.	1	1,462
*	BJ’s Wholesale Club, Inc.	61,600	1,944,096
*	Boston Beer Co., Inc. Class A	28,200	1,005,612
*	Bridgford Foods Corp.	11,450	70,532
*	Cagle’s, Inc. Class A	4,012	32,417
	Calavo Growers, Inc.	34,781	666,752
#	Cal-Maine Foods, Inc.	62,165	2,144,692
* #	Caribou Coffee Co.	7,923	20,600
	Casey’s General Stores, Inc.	144,377	3,616,644
	CCA Industries, Inc.	19,366	180,104
*	Central European Distribution Corp.	120,039	6,983,869
*	Central Garden & Pet Co.	62,500	308,125
*	Central Garden & Pet Co. Class A	125,043	550,189
* #	Chattem, Inc.	57,484	4,478,004
#	Chiquita Brands International, Inc.	136,796	2,800,214
	Coca-Cola Bottling Co. Consolidated	12,514	684,391
	Coffee Holding Co, Inc.	800	3,480
*	Cuisine Solutions, Inc.	53,122	201,864
*	Darling International, Inc.	232,000	3,224,800
	Del Monte Foods Co.	68,900	618,722
	Diamond Foods, Inc.	39,286	644,290
* #	Elizabeth Arden, Inc.	79,400	1,446,668
	Farmer Brothers Co.	31,056	693,480
	Flowers Foods, Inc.	249,505	5,653,783
#	Gatehouse Media, Inc.	39,600	248,292
	Glacier Water Services, Inc.	3,500	178,500
	Golden Enterprises, Inc.	12,900	34,701
#	Great Atlantic & Pacific Tea, Inc.	144,217	3,905,396
* #	Green Mountain Coffee, Inc.	65,866	2,009,572
	Griffin Land & Nurseries, Inc. Class A	2,471	90,562
*	Hain Celestial Group, Inc.	112,695	3,042,765
*	IGI, Inc.	934	1,634
#	Imperial Sugar Co.	24,520	470,784
	Ingles Market, Inc. Class A	35,759	858,574
*	Integrated Biopharma, Inc.	40,600	126,266
	Inter Parfums, Inc.	57,748	937,828
	J & J Snack Foods Corp.	53,017	1,306,869
*	Katy Industries, Inc.	11,399	21,658
	Lancaster Colony Corp.	90,332	3,354,027
	Lance, Inc.	88,574	1,483,614
* #	Lifeway Foods, Inc.	50,214	524,234
	Longs Drug Stores Corp.	97,300	4,673,319
#	Mannatech, Inc.	76,900	598,282
* #	Maui Land & Pineapple Co., Inc.	22,028	576,252
* #	Medifast, Inc.	37,600	157,920
#	MGP Ingredients, Inc.	49,422	317,289
*	Monterey Pasta Co.	54,187	149,014
#	Nash Finch Co.	36,740	1,288,472
#	National Beverage Corp.	132,479	969,746
*	Natural Alternatives International, Inc.	20,009	182,282
* #	Natural Health Trends Corp.	18,077	17,715
	Nature’s Sunshine Products, Inc.	35,884	322,956

10

	Nu Skin Enterprises, Inc. Class A	189,300	$3,134,808
	Oil-Dri Corp. of America	7,863	152,149
*	Omega Protein Corp.	39,323	416,824
*	Pantry, Inc.	61,200	1,472,472
*	Parlux Fragrances, Inc.	58,046	196,195
* #	Peet’s Coffee & Tea, Inc.	39,457	923,688
*	Performance Food Group Co.	114,103	3,708,347
*	Pizza Inn, Inc.	8,932	23,848
*	Prestige Brands Holdings, Inc.	89,300	688,503
	PriceSmart, Inc.	83,368	2,022,508
*	Pyramid Breweries, Inc.	28,463	61,765
	Ralcorp Holdings, Inc.	72,200	4,003,490
#	Reddy Ice Holdings, Inc.	39,400	928,658
*	Redhook Ale Brewery, Inc.	24,893	129,195
#	Reliv International, Inc.	48,147	322,585
* #	Revlon, Inc.	1,265,843	1,291,160
	Rocky Mountain Chocolate Factory, Inc.	19,671	249,625
	Ruddick Corp.	133,292	4,298,667
#	Sanderson Farms, Inc.	57,100	1,990,506
*	Sanfilippo (John B.) & Son, Inc.	23,090	215,430
*	Scheid Vineyards, Inc.	440	14,344
	Schiff Nutrition International, Inc.	16,675	101,217
	Seaboard Corp.	1,190	1,892,100
*	Seneca Foods Corp. Class A	700	14,028
*	Seneca Foods Corp. Class B	1,300	27,690
	Spartan Stores, Inc.	60,076	1,266,402
* #	Spectrum Brands, Inc.	145,000	545,200
* #	Star Scientific, Inc.	228,795	425,559
	Stephan Co.	3,400	10,200
	Tasty Baking Co.	22,300	152,755
*	Tofutti Brands, Inc.	17,630	47,601
#	Tootsie Roll Industries, Inc.	103,105	2,498,234
*	TreeHouse Foods, Inc.	25,431	563,805
* #	United Natural Foods, Inc.	114,513	1,937,560
	United-Guardian, Inc.	7,500	76,875
	Universal Corp.	72,700	4,137,357
* #	USANA Health Services, Inc.	54,160	1,688,709
#	Vector Group, Ltd.	166,174	3,054,278
*	Vermont Pure Holdings, Ltd.	15,800	25,122
	Village Super Market, Inc.	4,397	194,347
	WD-40 Co.	49,089	1,525,686
	Weis Markets, Inc.	75,003	2,430,847
* #	Winn-Dixie Stores, Inc.	27,752	453,745
*	Zapata Corp.	24,592	173,374
Total Consumer Staples			120,262,118

Energy — (6.0%)
* #	Abraxas Petroleum Corp.	118,900	445,875
	Adams Resources & Energy, Inc.	13,000	321,750
* #	Allis-Chalmers Energy, Inc.	97,900	1,235,498
#	Alon USA Energy, Inc.	81,100	1,272,459
* #	Alpha Natural Resources, Inc.	141,200	5,724,248
*	American Oil & Gas, Inc.	114,671	550,421
* #	Arena Resources, Inc.	87,200	3,529,856
	Atlas America, Inc.	92,529	5,595,229

11

* #	ATP Oil & Gas Corp.	83,703	$2,950,531
	Barnwell Industries, Inc.	21,190	229,911
* #	Basic Energy Services, Inc.	85,800	1,815,528
	Berry Petroleum Corp. Class A	124,500	5,118,195
*	Bill Barret Corp.	101,600	4,708,144
*	Bois d’Arc Energy, Inc.	143,275	3,076,114
* #	Bolt Technology Corp.	25,100	436,489
*	Boots & Coots International Well Control, Inc.	191,600	287,400
* #	BPZ Resources, Inc.	127,744	2,014,523
*	Brigham Exploration Co.	135,913	1,061,481
*	Bristow Group, Inc.	68,300	3,603,508
*	Bronco Drilling Co., Inc.	57,500	909,075
*	Cal Dive International, Inc.	16,424	171,138
*	Callon Petroleum Co.	62,462	1,151,799
#	CARBO Ceramics, Inc.	69,855	2,580,444
*	Carrizo Oil & Gas, Inc.	90,096	5,203,044
*	Catalytica Energy Systems, Inc.	2,699	15,681
* #	Cheniere Energy, Inc.	92,800	2,721,824
	CKX Lands, Inc.	2,000	23,800
*	Clayton Williams Energy, Inc.	33,476	1,267,067
*	Complete Production Services, Inc.	165,660	3,217,117
*	Comstock Resources, Inc.	125,400	4,552,020
* #	Contango Oil & Gas Co.	45,650	2,935,295
*	Credo Petroleum Corp.	522	5,507
*	Dawson Geophysical Co.	21,700	1,429,379
	Delek US Holdings, Inc.	107,900	1,702,662
* #	Delta Petroleum Corp.	163,415	3,915,423
*	Dril-Quip, Inc.	122,800	5,744,584
* #	Dune Energy, Inc.	123,800	219,126
* #	Edge Petroleum Corp.	58,793	282,206
*	Encore Acquisition Co.	160,840	5,918,912
* #	Endeavour International Corp.	282,600	367,380
* #	Energy Partners, Ltd.	89,400	961,944
* #	Evergreen Energy, Inc.	205,900	442,685
*	Evolution Petroleum Corp.	23,493	108,068
* #	EXCO Resources, Inc.	165,900	2,878,365
*	Exterran Holdings, Inc.	63,682	4,435,451
#	Foundation Coal Holdings, Inc.	91,570	5,289,999
* #	FX Energy, Inc.	106,654	500,207
* #	Gasco Energy, Inc.	222,795	579,267
* #	Goodrich Petroleum Corp.	82,700	1,995,551
* #	Grey Wolf, Inc.	542,900	3,365,980
	Gulf Island Fabrication, Inc.	38,951	1,136,201
*	Gulfmark Offshore, Inc.	65,114	3,298,675
*	Gulfport Energy Corp.	100,118	1,445,704
*	Harvest Natural Resources, Inc.	112,500	1,379,250
*	HKN, Inc.	5,622	48,855
* #	Hornbeck Offshore Services, Inc.	73,100	3,284,383
*	Houston American Energy Corp.	92,016	392,908
*	Infinity, Inc.	50,811	22,357
* #	James River Coal Co.	34,097	577,262
	Key Energy Group, Inc.	94,000	1,269,940
	Lufkin Industries, Inc.	41,912	2,395,690
*	Mariner Energy, Inc.	234,700	6,508,231
	Massey Energy Co.	24,576	940,278

12

*	Matrix Service Co.	73,694	$1,498,936
* #	McMoran Exploration Co.	77,264	1,298,035
*	Meridian Resource Corp.	256,200	397,110
*	Mexco Energy Corp.	300	1,227
*	Mitcham Industries, Inc.	29,100	513,615
*	NATCO Group, Inc. Class A	48,600	2,315,790
* #	National Coal Corp.	61,920	323,842
*	Natural Gas Services Group	33,589	752,394
*	Newpark Resources, Inc.	249,300	1,104,399
* #	Ngas Resources, Inc.	37,118	226,791
*	Oil States International, Inc.	151,853	6,402,122
* #	OMNI Energy Services Corp.	56,500	230,520
* #	Pacific Ethanol, Inc.	121,672	603,493
	Panhandle Royalty Co.	13,490	411,850
*	Parallel Petroleum Corp.	114,500	2,115,960
*	Parker Drilling Co.	304,900	2,021,487
	Penn Virginia Corp.	114,100	4,856,096
*	Petrohawk Energy Corp.	78	1,410
*	Petroleum Development Corp.	42,733	2,981,054
*	PetroQuest Energy, Inc.	132,900	2,094,504
*	PHI, Inc. (69336T106)	200	6,363
*	PHI, Inc. (69336T205)	34,100	1,031,866
*	Pioneer Drilling Co.	134,600	1,804,986
* #	PowerSecure International, Inc.	46,086	613,405
*	Quest Resource Corp.	47,691	338,606
* #	Rentech, Inc.	411,800	518,868
*	Royale Energy, Inc.	13,212	45,846
#	RPC, Inc.	291,100	3,833,787
*	Stone Energy Corp.	61,263	3,109,710
* #	SulphCo, Inc.	175,500	738,855
* #	Superior Well Services, Inc.	47,063	1,216,579
*	Swift Energy Corp.	83,700	3,995,001
* #	Syntroleum Corp.	158,726	111,108
*	T-3 Energy Services, Inc.	24,712	1,220,031
*	Teton Energy Corp.	47,886	232,247
* #	TETRA Technologies, Inc.	149,100	2,561,538
*	TGC Industries, Inc.	48,151	383,282
* #	Toreador Resources Corp.	48,118	451,347
* #	Transmeridian Exploration, Inc.	288,400	360,500
* #	Trico Marine Services, Inc.	42,319	1,672,447
* #	Tri-Valley Corp.	68,171	432,886
* #	TXCO Resources, Inc.	113,634	1,581,785
*	Union Drilling, Inc.	38,180	764,364
* #	Uranium Resources, Inc.	96,728	916,981
	USEC, Inc.	246,431	1,572,230
*	VAALCO Energy, Inc.	165,700	739,022
* #	VeraSun Energy Corp.	100,203	905,835
* #	Verenium Corp.	140,802	420,998
*	Warren Resources, Inc.	119,700	1,601,586
* #	Westmoreland Coal Co.	25,400	405,892
*	Westside Energy Corp.	53,300	156,169
* #	W-H Energy Services, Inc.	84,000	5,281,080
*	Whiting Petroleum Corp.	98,791	6,047,985
#	World Fuel Services Corp.	81,500	2,549,320
Total Energy			209,341,034

13

Financials — (10.8%)
*	1st Constitution Bancorp	1,461	$19,870
	1st Independence Financial Group, Inc.	3,373	54,137
	1st Source Corp.	59,324	1,035,797
#	21st Century Holding Co.	22,610	295,287
	Abigail Adams National Bancorp, Inc.	1,963	20,356
	Abington Bancorp, Inc.	7,044	70,651
	Access National Corp.	10,571	80,762
	Advance America Cash Advance Centers, Inc.	157,300	1,168,739
	Advanta Corp. Class A	42,500	301,750
	Advanta Corp. Class B	87,212	673,277
	Affirmative Insurance Holdings, Inc.	13,042	116,335
	Alfa Corp.	262,319	5,710,685
	Alliance Financial Corp.	1,855	47,117
*	Alphatec Holdings, Inc.	9,510	54,968
*	AmComp, Inc.	29,400	360,150
	Amcore Financial, Inc.	67,945	1,319,492
	Ameriana Bancorp	2,912	25,538
	American Bancorp of New Jersey, Inc.	26,364	283,149
	American Equity Investment Life Holding Co.	150,600	1,438,230
*	American Independence Corp.	8,100	64,800
	American National Bankshares, Inc.	2,255	50,016
	American Physicians Capital, Inc.	32,060	1,414,808
	American Physicians Services Group, Inc.	100	1,890
#	American River Bankshares	19,841	337,297
*	American Spectrum Realty, Inc.	100	2,575
	American West Bancorporation	50,006	441,553
*	AmeriCredit Corp.	13,900	199,882
	Ameris Bancorp	36,750	522,585
*	Amerisafe, Inc.	45,529	598,706
*	AmeriServe Financial, Inc.	59,570	172,753
	Anchor Bancorp Wisconsin, Inc.	64,317	1,217,521
*	Argo Group International Holdings, Ltd.	57,316	2,144,765
	Arrow Financial Corp.	28,253	588,227
	ASB Financial Corp.	900	13,837
	Asset Acceptance Capital Corp.	109,827	1,070,813
#	ASTA Funding, Inc.	46,100	745,898
*	Atlantic American Corp.	21,640	33,542
	Atlantic Coast Federal Corp.	14,375	142,312
	Baldwin & Lyons, Inc. Class B	27,741	675,771
	BancFirst Corp.	44,744	1,885,065
*	Bancinsurance Corp.	5,600	28,868
	Bancorp Rhode Island, Inc.	6,378	223,039
	BancorpSouth, Inc.	56,200	1,263,376
#	BancTrust Financial Group, Inc.	784	8,616
	Bank of Commerce Holdings	4,954	42,109
*	Bank of Florida Corp.	27,028	252,982
	Bank of Granite Corp.	49,278	588,379
	Bank of the Ozarks, Inc.	47,910	1,133,071
#	BankAtlantic Bancorp, Inc. Class A	95,395	435,001
	BankFinancial Corp.	70,154	997,590
#	BankUnited Financial Corp. Class A	98,675	481,534
	Banner Corp.	37,343	808,849
	Bar Harbor Bankshares	1,900	59,090

14

	BCB Bancorp, Inc.	600	$9,045
*	Beach First National Bancshares, Inc.	8,067	110,921
	Benjamin Franklin Bancorp, Inc.	200	2,814
	Berkshire Bancorp, Inc.	400	6,124
	Berkshire Hills Bancorp, Inc.	25,769	583,668
	Beverly Hills Bancorp, Inc.	64,798	320,750
*	BFC Financial Corp.	57,988	72,485
*	BNCCORP., Inc.	3,900	50,700
*	BNS Holding, Inc.	4,020	56,280
#	Boston Private Financial Holdings, Inc.	110,200	1,517,454
*	Bridge Capital Holdings	2,033	43,323
*	Broadpoint Securities Group, Inc.	40,388	64,621
	Brooke Corp.	27,981	168,166
	Brookline Bancorp, Inc.	173,393	1,666,307
	Bryn Mawr Bank Corp.	6,657	130,477
#	C&F Financial Corp.	1,115	33,439
*	CabelTel International Corp.	674	1,176
	Cadence Financial Corp.	10,144	155,508
	California First National Bancorp	11,500	120,750
	Camco Financial Corp.	9,161	100,588
	Camden National Corp.	21,834	692,793
	Capital Bank Corp.	1,960	19,678
#	Capital City Bank Group, Inc.	35,853	964,804
	Capital Corp. of the West	33,319	458,136
	Capital Southwest Corp.	1,200	132,072
	Capitol Bancorp, Ltd.	47,074	876,518
	Cardinal Financial Corp.	76,986	612,039
	Carver Bancorp, Inc.	1,400	20,160
	Cascade Financial Corp.	3,000	37,980
	Cash America International, Inc.	84,990	2,750,276
* #	Cash Systems, Inc.	57,852	232,565
#	Cathay General Bancorp	105,136	2,304,581
* #	Centennial Bank Holdings, Inc.	86,841	514,967
#	Center Bancorp, Inc.	43,064	480,164
	Center Financial Corp.	52,238	508,276
	Centerstate Banks of Florida, Inc.	7,148	95,783
	Central Bancorp, Inc.	1,600	30,816
	Central Pacific Financial Corp.	87,300	1,614,177
	Central Virginia Bankshares, Inc.	3,032	55,334
	Centrue Financial Corp.	1,076	20,670
	Century Bancorp, Inc. Class A	1,785	36,592
	CFS Bancorp, Inc.	26,520	379,766
	Charter Financial Corp.	23,869	775,742
#	Chemical Financial Corp.	70,363	1,563,466
	Citizens Community Bancorp, Inc.	100	895
	Citizens First Bancorp, Inc.	24,212	305,313
	Citizens First Corp.	400	3,948
	Citizens Republic Bancorp, Inc.	205,849	2,291,099
	Citizens South Banking Corp.	16,429	167,412
* #	Citizens, Inc.	119,860	677,209
	City Holding Co.	49,930	1,859,393
* #	Clayton Holdings, Inc.	11,700	50,661
*	CNA Surety Corp.	122,331	1,726,090
#	CNB Financial Corp.	3,800	51,680
	CoBiz Financial, Inc.	55,675	684,246

15

	Codorus Valley Bancorp, Inc.	731	$12,098
#	Cohen & Steers, Inc.	108,900	2,742,102
	Colony Bankcorp, Inc.	9,572	124,436
	Columbia Banking System, Inc.	46,187	1,066,458
	Comm Bancorp, Inc.	532	23,195
*	Command Security Corp.	1,000	4,150
	Commerce Group, Inc.	15,200	550,848
	Commercial National Financial Corp.	3,500	59,675
	Commonwealth Bankshares, Inc.	1,998	35,944
* #	Community Bancorp	8,448	103,910
#	Community Bank System, Inc.	83,994	1,856,267
	Community Bankshares, Inc.	610	7,686
	Community Central Bank Corp.	1,764	9,808
	Community Trust Bancorp, Inc.	43,448	1,175,268
	Community West Bancshares	6,650	58,952
	Compass Diversified Holdings	17,107	232,655
* #	CompuCredit Corp.	156,660	1,626,131
	Consolidated-Tokoma Land Co.	15,621	804,481
* #	Consumer Portfolio Services, Inc.	67,396	211,623
	Cooperative Bankshares, Inc.	5,911	66,499
*	Core-Mark Holding Co., Inc.	15,957	423,977
#	Corus Bankshares, Inc.	81,710	844,064
*	Cowen Group, Inc.	48,399	362,992
*	Cowlitz Bancorporation	1,870	16,381
	Crawford & Co. Class A	30,595	114,731
#	Crawford & Co. Class B	24,520	101,022
#	CVB Financial Corp.	231,168	2,124,434
*	Dearborn Bancorp, Inc.	11,201	78,295
	Delphi Financial Group, Inc. Class A	92,475	2,789,046
#	Delta Financial Corp.	69,400	3,817
	Dime Community Bancshares	104,803	1,595,102
*	Dollar Financial Corp.	47,253	1,061,775
	Donegal Group, Inc. Class A	55,859	911,619
	Donegal Group, Inc. Class B	5,080	94,234
	East West Bancorp, Inc.	135	2,539
	Eastern Insurance Holdings, Inc.	4,344	71,068
	Eastern Virginia Bankshares, Inc.	500	8,735
	ECB Bancorp, Inc.	600	15,900
	EMC Insurance Group, Inc.	41,861	925,965
* #	Encore Capital Group, Inc.	64,200	473,796
* #	Enstar Group, Ltd.	411	40,274
	Enterprise Financial Services Corp.	33,804	676,418
#	Epoch Holding Corp.	7,537	84,490
	ESB Financial Corp.	13,762	141,749
	Evans Bancorp, Inc.	1,011	16,682
*	Exlservice Holdings, Inc.	52,525	1,120,358
*	EZCORP, Inc. Class A	27,800	326,094
#	F.N.B. Corp.	176,120	2,414,605
	FBL Financial Group, Inc. Class A	80,070	2,354,859
	Federal Agriculture Mortgage Corp. Class A	800	14,336
	Federal Agriculture Mortgage Corp. Class C	26,300	632,252
	Federal Trust Corp.	1,293	2,715
	Fidelity Bancorp, Inc.	296	4,535
	Fidelity Southern Corp.	8,600	68,370
	Financial Federal Corp.	78,700	1,695,985

16

*	Financial Industries Corp.	11,882	$80,204
	Financial Institutions, Inc.	13,234	244,961
*	First Acceptance Corp.	136,647	445,469
	First Bancorp	43,030	762,061
*	First Bancshares, Inc.	145	2,364
*	First Bank of Delaware	6,667	17,834
#	First Busey Corp.	73,286	1,371,181
*	First Cash Financial Services, Inc.	97,962	915,945
#	First Charter Corp.	112,657	2,727,426
#	First Commonwealth Financial Corp.	213,272	2,256,418
	First Community Bancorp	85,097	2,425,265
	First Community Bancshares, Inc.	32,787	1,037,709
	First Defiance Financial Corp.	15,687	308,093
	First Federal Bancshares of Arkansas, Inc.	6,839	102,585
	First Federal Bankshares, Inc.	1,703	24,540
#	First Financial Bancorp	111,748	1,295,159
#	First Financial Bankshares, Inc.	59,306	2,245,918
	First Financial Corp.	36,587	960,409
	First Financial Holdings, Inc.	35,284	801,300
	First Financial Service Corp.	3,911	90,540
	First Franklin Corp.	700	6,405
*	First Investors Financial Services Group, Inc.	5,300	29,018
*	First Keystone Financial, Inc.	2,200	29,546
	First M&F Corp.	8,514	129,498
*	First Mariner Bancorp, Inc.	6,000	37,740
	First Merchants Corp.	52,901	1,428,856
#	First Midwest Bancorp, Inc.	97,556	2,541,334
	First National Lincoln Corp.	2,330	33,785
	First Niagara Financial Group, Inc.	320,149	3,656,108
	First PacTrust Bancorp, Inc.	8,200	138,990
	First Place Financial Corp.	49,258	603,903
*	First Regional Bancorp	35,700	571,557
	First Security Group, Inc.	4,100	37,187
#	First South Bancorp, Inc.	17,375	341,940
	First State Bancorporation	56,176	667,371
	First State Financial Corp.	3,100	23,917
	First United Corp.	6,329	122,783
	Firstbank Corp.	9,282	125,680
*	FirstCity Financial Corp.	35,400	311,874
* #	FirstFed Financial Corp.	11,100	346,875
	FirstMerit Corp.	158,187	2,969,170
#	Flagstar Bancorp, Inc.	157,700	1,129,132
	Flushing Financial Corp.	61,294	999,092
	FNB United Corp.	4,880	56,608
*	FPIC Insurance Group, Inc.	25,446	1,111,227
* #	Franklin Bank Corp.	48,857	187,611
* #	Franklin Credit Management Corp.	3,100	2,635
#	Frontier Financial Corp.	127,465	1,909,426
	GAMCO Investors, Inc.	21,800	1,221,236
	Gateway Financial Holdings, Inc.	33,161	379,693
	GB&T Bancshares, Inc.	43,693	388,868
	German American Bancorp, Inc.	5,600	70,504
#	Glacier Bancorp, Inc.	153,298	2,635,193
*	Golfsmith International Holdings, Inc.	1,000	3,000
	Gouverneur Bancorp, Inc.	195	1,804

17

	Great Pee Dee Bancorp, Inc.	262	$5,164
	Great Southern Bancorp, Inc.	40,032	718,574
	Greater Community Bancorp	5,867	89,824
	Greene Bancshares, Inc.	29,522	537,891
#	Greenhill & Co., Inc.	44,200	2,873,442
	Grubb & Ellis Co.	76,974	510,338
	GS Financial Corp.	900	14,913
	Guaranty Federal Bancshares, Inc.	6,915	184,976
*	Hallmark Financial Services, Inc.	45,083	531,078
#	Hancock Holding Co.	79,429	2,942,050
	Hanmi Financial Corp.	136,147	1,038,802
	Harleysville Group, Inc.	90,735	3,046,881
#	Harleysville National Corp.	77,948	1,035,929
	Harrington West Financial Group, Inc.	2,000	20,840
#	Heartland Financial USA, Inc.	10,820	192,380
	Hercules Technology Growth Capital, Inc.	31,408	373,441
	Heritage Commerce Corp.	35,056	577,723
	Heritage Financial Corp.	23,062	451,785
	Heritage Financial Group	200	2,452
	HF Financial Corp.	6,435	106,499
	Hilb Rogal Hamilton Co.	102,200	3,129,364
	Hingham Institution for Savings	709	20,809
	HMN Financial, Inc.	8,097	195,785
#	Home Bancshares, Inc.	18,507	369,770
	Home Federal Bancorp, Inc. (436926109)	4,936	114,268
	Home Federal Bancorp, Inc. (43710G105)	2,129	24,164
	HopFed Bancorp, Inc.	2,100	29,631
	Horace Mann Educators Corp.	113,138	1,966,338
	Horizon Financial Corp.	36,767	470,618
* #	HouseValues, Inc.	800	2,088
	IBERIABANK Corp.	33,457	1,487,833
	IBT Bancorp, Inc.	4,700	132,540
	Imperial Capital Bancorp, Inc.	12,300	275,028
	Independence Holding Co.	10,682	117,502
	Independent Bank Corp. (MA)	41,423	1,096,467
	Independent Bank Corp. (MI)	62,924	614,138
	Infinity Property & Casualty Corp.	53,446	2,146,926
	Integra Bank Corp.	50,038	711,040
	International Bancshares Corp.	121,423	2,632,451
	Intervest Bancshares Corp.	22,100	293,930
* #	Investment Technology Group, Inc.	112,000	5,216,960
*	Investors Bancorp, Inc.	183,779	2,664,796
	Investors Capital Holdings, Ltd.	100	506
	Investors Title Co.	1,985	95,101
	Irwin Financial Corp.	86,700	651,117
*	Jesup & Lamont, Inc.	1,972	1,282
#	Kearny Financial Corp.	96,805	1,035,814
*	Kennedy-Wilson, Inc.	8,400	328,440
	Kentucky First Federal Bancorp	2,750	27,844
#	K-Fed Bancorp	8,200	84,952
*	Knight Capital Group, Inc.	270,123	4,330,072
*	LaBranche & Co., Inc.	98,800	458,432
#	Lakeland Bancorp, Inc.	48,489	540,167
	Lakeland Financial Corp.	34,176	697,190
#	LandAmerica Financial Group, Inc.	51,800	1,907,276

18

	Landmark Bancorp, Inc.	2,940	$71,383
	Leesport Financial Corp.	3,437	61,007
	Legacy Bancorp, Inc.	13,622	193,296
#	Life Partners Holdings, Inc.	26,353	396,613
	Lincoln Bancorp	1,800	21,600
*	Liquidity Services, Inc.	25,700	248,519
	LNB Bancorp, Inc.	2,359	30,691
* #	Loopnet, Inc.	59,247	709,187
	LSB Corp.	5,662	96,141
	Macatawa Bank Corp.	46,415	427,946
	MainSource Financial Group, Inc.	46,730	612,630
*	MarketAxess Holdings, Inc.	87,025	815,424
*	Marlin Business Services, Inc.	36,233	344,938
	MASSBANK Corp.	7,100	276,900
	Mayflower Bancorp, Inc.	700	7,788
*	Mays (J.W.), Inc.	200	3,982
	MB Financial, Inc.	102,093	2,937,216
	MBT Financial Corp.	46,125	389,756
	MCG Capital Corp.	173,134	2,077,608
*	Meadowbrook Insurance Group, Inc.	78,300	623,268
	Medallion Financial Corp.	54,066	535,794
#	Mercantile Bancorp, Inc.	727	13,231
	Mercantile Bank Corp.	18,345	247,658
	Mercer Insurance Group, Inc.	17,900	315,040
	Merchants Bancshares, Inc.	21,481	495,352
	Meta Financial Group, Inc.	3,602	97,038
	MetroCorp Bancshares, Inc.	14,101	190,222
	MFB Corp.	1,300	45,552
	MicroFinancial, Inc.	23,300	125,820
	Mid Penn Bancorp, Inc.	210	5,355
	Midland Co.	26,173	1,691,299
#	MidSouth Bancorp, Inc.	2,128	47,029
#	Midwest Banc Holdings, Inc.	67,520	693,430
	MidWestOne Financial Group, Inc.	296	4,843
	Monroe Bancorp	1,500	21,045
*	Move, Inc.	450,582	1,130,961
	MutualFirst Financial, Inc.	4,284	59,119
	Nara Bancorp, Inc.	73,911	810,065
	National Interstate Corp.	36,402	1,001,783
#	National Penn Bancshares, Inc.	230,197	3,685,454
	National Western Life Insurance Co. Class A	1,400	249,410
*	Navidec Financial, Inc.	644	708
*	Navigators Group, Inc.	47,784	2,615,218
	NBT Bancorp, Inc.	94,799	1,817,297
#	Nelnet, Inc. Class A	41,000	446,900
	New England Bancshares, Inc.	1,999	22,079
	New Hampshire Thrift Bancshares, Inc.	2,700	35,505
	New Westfield Financial, Inc.	9,837	98,567
	NewAlliance Bancshares, Inc.	264,728	3,012,605
	NewBridge Bancorp	15,337	147,849
*	Newtek Business Services, Inc.	86,988	93,947
*	NexCen Brands, Inc.	151,003	594,952
*	Nexity Financial Corp.	500	3,790
	North Central Bancshares, Inc.	1,700	57,086
	North Valley Bancorp	2,455	31,694

19

	Northeast Bancorp	900	$13,716
	Northeast Community Bancorp, Inc.	4,800	56,400
	Northrim Bancorp, Inc.	15,145	326,223
#	Northway Financial, Inc.	5,000	85,500
#	Northwest Bancorp, Inc.	142,905	3,774,121
	Norwood Financial Corp.	200	6,306
	NYMAGIC, Inc.	25,056	604,852
*	Ocean Shore Holding Co.	402	4,171
	OceanFirst Financial Corp.	34,680	559,735
* #	Ocwen Financial Corp.	174,718	1,048,308
	Ohio Valley Banc Corp.	2,100	52,500
#	Old National Bancorp	192,700	2,990,704
	Old Second Bancorp, Inc.	30,673	790,136
	Omega Financial Corp.	35,702	982,162
	optionsXpress Holding, Inc.	134,092	3,105,571
	PAB Bankshares, Inc.	6,327	74,785
	Pacific Capital Bancorp	131,069	2,745,896
	Pacific Continental Corp.	18,916	253,664
	Pacific Mercantile Bancorp	26,820	262,568
*	Pacific Premier Bancorp, Inc.	5,105	41,555
*	Pacific State Bancorp	3,600	46,584
	Pamrapo Bancorp, Inc.	8,211	137,042
	Park Bancorp, Inc.	1,650	33,396
#	Park National Corp.	23,671	1,432,096
	Parkvale Financial Corp.	6,504	180,616
	Patriot Capital Funding, Inc.	9,103	95,217
	Patriot National Bancorp	900	14,423
	PAULA Financial	5,900	30,090
	Peapack-Gladstone Financial Corp.	9,150	234,881
# ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	65,600	377,200
	Penns Woods Bancorp, Inc.	4,686	145,500
*	Pennsylvania Commerce Bancorp, Inc.	13,439	355,999
*	Penson Worldwide, Inc.	1,916	19,582
	Peoples Bancorp of Indiana	555	8,408
	Peoples Bancorp of North Carolina	3,281	41,997
	Peoples Bancorp, Inc.	29,318	636,787
#	PFF Bancorp, Inc.	36,700	310,849
*	Pico Holdings, Inc.	64,310	2,198,116
	Pinnacle Bancshares, Inc.	35	385
*	Pinnacle Financial Partners, Inc.	40,935	939,049
*	Piper Jaffray Companies, Inc.	43,900	1,700,247
*	PMA Capital Corp. Class A	91,908	753,646
	Porter Bancorp, Inc.	2,400	43,368
#	Portfolio Recovery Associates, Inc.	45,305	1,654,539
#	Preferred Bank	13,585	248,877
	Premier Financial Bancorp, Inc.	5,300	65,031
	Presidential Life Corp.	64,887	1,087,506
	Princeton National Bancorp, Inc.	1,801	48,987
#	PrivateBancorp, Inc.	59,620	1,793,966
* #	ProAssurance Corp.	95,850	5,096,345
	ProCentury Corp.	38,490	706,292
#	Prosperity Bancshares, Inc.	121,211	3,199,970
	Providence Community Bancshares, Inc.	400	7,260
	Provident Bankshares Corp.	89,493	1,139,246

20

	Provident Financial Holdings, Inc.	19,558	$330,530
	Provident Financial Services, Inc.	184,653	2,213,989
	Provident New York Bancorp	121,047	1,586,926
	Pulaski Financial Corp.	26,659	293,516
#	QC Holdings, Inc.	36,280	297,859
	Rainier Pacific Financial Group, Inc.	20,266	275,010
	Renasant Corp.	40,760	858,406
	Republic Bancorp, Inc. Class A	59,117	967,154
*	Republic First Bancorp, Inc.	12,871	79,800
#	Resource America, Inc.	51,153	611,278
*	Rewards Network, Inc.	78,070	359,122
	Riverview Bancorp, Inc.	33,183	355,058
	RLI Corp.	67,800	3,541,194
#	Rockville Financial, Inc.	24,664	279,936
	Rome Bancorp, Inc.	17,600	206,976
#	Royal Bancshares of Pennsylvania, Inc. Class A	5,655	75,494
*	Royal Bank of Canada	17,506	877,061
	Rurban Financial Corp.	790	8,848
#	S&T Bancorp, Inc.	70,381	1,995,301
#	S.Y. Bancorp, Inc.	39,829	875,043
	Safety Insurance Group, Inc.	32,989	1,223,562
	Salisbury Bancorp, Inc.	152	4,644
	Sanders Morris Harris Group, Inc.	50,839	453,992
	Sandy Spring Bancorp, Inc.	43,650	1,187,717
	SCBT Financial Corp.	16,941	506,705
*	SCPIE Holdings, Inc.	11,811	323,621
*	Seabright Insurance Holdings	48,700	725,630
	Seacoast Banking Corp. of Florida	51,753	517,530
#	Security Bank Corp.	31,828	215,794
	Selective Insurance Group, Inc.	170,995	4,062,841
	Shore Financial Corp.	400	7,316
	Siebert Financial Corp.	21,700	71,393
#	Sierra Bancorp	27,607	617,569
*	Signature Bank	59,677	1,581,441
	Simmons First National Corp. Class A	40,238	1,028,081
	Smithtown Bancorp, Inc.	100	2,065
	South Financial Group, Inc.	137,000	1,976,910
#	South Street Financial Corp.	400	2,730
*	Southcoast Financial Corp.	7,756	105,094
	Southern Banc Co., Inc.	200	2,135
	Southern Community Financial Corp.	16,638	122,622
*	Southern Connecticut Bancorp, Inc.	2,000	14,400
*	Southern First Bancshares, Inc.	5,125	75,594
#	Southside Bancshares, Inc.	24,034	499,186
	Southwest Bancorp, Inc.	42,876	694,162
	Southwest Georgia Financial Corp.	653	11,669
	State Auto Financial Corp.	114,012	3,094,286
	State Bancorp, Inc.	34,060	441,758
	StellarOne Corp.	10,476	181,239
#	Sterling Bancorp	52,743	742,621
	Sterling Bancshares, Inc.	199,782	1,859,970
	Sterling Financial Corp.	137,207	2,043,012
#	Sterling Financial Corp. (PA)	88,236	1,476,188
	Stewart Information Services Corp.	46,300	1,378,351
* #	Stifel Financial Corp.	41,500	1,808,985

21

*	Stratus Properties, Inc.	15,874	$465,426
	Suffolk Bancorp	29,032	867,186
* #	Sun American Bancorp	2,560	12,339
*	Sun Bancorp, Inc.	61,167	780,491
* #	Superior Bancorp	98,230	512,761
	Susquehanna Bancshares, Inc.	170,328	3,387,824
	Sussex Bancorp	600	7,353
*	SVB Financial Group	93,186	4,221,326
	SWS Group, Inc.	77,507	882,805
	Taylor Capital Group, Inc.	31,543	514,151
	Team Financial, Inc.	2,751	37,936
	Teche Holding Co.	700	25,375
* #	Tejon Ranch Co.	46,700	1,653,180
#	Temecula Valley Bancorp, Inc.	27,541	280,918
*	Texas Capital Bancshares, Inc.	59,712	893,292
	TF Financial Corp.	3,800	89,300
*	The Bancorp, Inc.	41,046	469,566
*	The Intergroup Corp.	1,960	34,800
	The Phoenix Companies, Inc.	256,500	2,918,970
	The Savannah Bancorp, Inc.	1,525	24,034
#	The Wilber Corp.	3,866	34,794
	Thomas Properties Group, Inc.	16,587	157,245
*	Thomas Weisel Partners Group, Inc.	42,001	369,609
	TIB Financial Corp.	6,425	44,718
*	Tidelands Bancshares, Inc.	1,800	18,765
	TierOne Corp.	55,312	813,086
	Timberland Bancorp, Inc.	25,454	323,775
	Tompkins Financial Corp.	19,256	848,227
	Tower Financial Corp.	2,600	29,900
	Tower Group, Inc.	46,756	1,328,338
*	Tradestation Group, Inc.	117,687	1,129,795
* #	Trenwick Group, Ltd.	11,975	12
* #	Triad Guaranty, Inc.	29,202	171,708
	Trico Bancshares	43,500	733,845
#	TrustCo Bank Corp. (NY)	199,202	1,723,097
#	Trustmark Corp.	108,153	2,137,103
	UCBH Holdings, Inc.	203,969	2,302,810
	UMB Financial Corp.	127,501	4,880,738
#	Umpqua Holdings Corp.	160,026	2,267,568
*	Unico American Corp.	12,100	114,950
	Union Bankshares Corp.	37,052	648,039
	Union Bankshares, Inc.	1,008	19,535
*	United America Indemnity, Ltd.	19,306	362,181
	United Bancshares, Inc.	300	4,053
	United Bankshares, Inc.	109,801	2,884,472
*	United Capital Corp.	10,750	255,313
#	United Community Banks, Inc.	123,312	1,755,963
	United Community Financial Corp.	80,179	444,993
	United Financial Bancorp, Inc.	18,552	213,162
	United Fire & Casualty Co.	76,486	2,627,294
*	United PanAm Financial Corp.	52,952	206,513
#	United Security Bancshares (CA)	22,747	304,810
	United Western Bancorp, Inc.	12,031	225,942
	Unity Bancorp, Inc.	8,490	68,684
*	Universal American Corp.	150,488	2,585,384

22

*	Universal Insurance Holdings, Inc.	74,080	$436,331
#	Univest Corporation of Pennsylvania	36,652	750,266
#	Vineyard National Bancorp Co.	35,043	315,737
* #	Virginia Commerce Bancorp, Inc.	69,410	699,653
	Wainwright Bank & Trust Co.	105	1,314
	Washington Banking Co.	23,182	338,921
	Washington Federal, Inc.	17,300	392,710
	Washington Trust Bancorp, Inc.	38,297	885,427
* #	Wauwatosa Holdings, Inc.	25,368	298,328
	Wayne Savings Bancshares, Inc.	1,800	18,684
	Webster Financial Corp.	31,800	889,446
	Wesbanco, Inc.	73,148	1,703,617
	West Bancorporation	49,358	629,808
	West Coast Bancorp	45,395	680,925
#	Westamerica Bancorporation	85,557	4,049,413
* #	Western Alliance Bancorp	90,897	1,088,946
	Westwood Holdings Group, Inc.	13,752	487,646
	Whitney Holding Corp.	76,233	1,830,354
	Willow Financial Bancorp, Inc.	43,686	357,788
	Wilshire Bancorp, Inc.	79,650	563,922
*	Wilshire Enterprises, Inc.	7,207	21,621
	Wintrust Financial Corp.	68,119	2,299,016
*	World Acceptance Corp.	54,709	1,662,059
	WSB Holdings, Inc.	3,500	18,515
	WVS Financial Corp.	100	1,646
	Zenith National Insurance Corp.	80,000	2,726,400
* #	ZipRealty, Inc.	34,334	194,674
Total Financials			375,769,170

Health Care — (11.8%)
*	A.D.A.M., Inc.	700	4,872
*	Abaxis, Inc.	71,370	2,079,722
* #	Abiomed, Inc.	81,680	1,168,024
* #	Acadia Pharmaceuticals, Inc.	112,904	1,120,008
*	Accelr8 Technology Corp.	880	3,696
*	Accelrys, Inc.	88,098	510,087
* #	Accentia Biopharmaceuticals, Inc.	60,209	157,145
* #	Access Pharmaceuticals, Inc.	5,300	11,925
* #	Acusphere, Inc.	66,431	41,852
*	Adolor Corp.	128,100	585,417
* #	Advanced Life Sciences Holdings, Inc.	91,900	86,386
* #	Advanced Medical Optics, Inc.	114,425	2,618,044
* #	ADVENTRX Pharmaceuticals, Inc.	163,900	104,896
* #	Affymetrix, Inc.	230,299	4,417,135
*	Air Methods Corp.	38,330	1,576,130
* #	Akorn, Inc.	241,310	1,534,732
*	Albany Molecular Research, Inc.	100,956	1,123,640
*	Alexion Pharmaceuticals, Inc.	2,836	171,890
*	Alexza Pharmaceuticals, Inc.	41,378	261,509
* #	Align Technology, Inc.	188,140	2,323,529
*	Alkermes, Inc.	288,901	3,738,379
*	Alliance Imaging, Inc.	150,000	1,473,000
*	Allied Healthcare International, Inc.	140,851	287,336
*	Allied Healthcare Products, Inc.	7,100	50,552
*	Allion Healthcare, Inc.	31,021	183,024

23

* #	Allos Therapeutics, Inc.	210,838	$1,178,584
* #	Allscripts Healthcare Solutions, Inc.	165,624	1,767,208
*	Almost Family, Inc.	6,911	148,103
* #	Alnylam Pharmaceuticals, Inc.	114,905	3,263,302
	Alpharma, Inc. Class A	123,388	3,106,910
*	Alteon, Inc.	1,136	2,670
*	Amag Pharmaceuticals, Inc.	43,424	1,900,668
*	Amedisys, Inc.	80,834	3,458,079
*	America Services Group, Inc.	29,845	216,078
*	American Caresource Holding, Inc.	367	1,222
*	American Claims Evaluation, Inc.	1,000	890
*	American Dental Partners, Inc.	37,992	363,583
* #	American Medical Systems Holdings, Inc.	205,460	2,997,661
	American Shared Hospital Services	9,244	24,034
*	AMERIGROUP Corp.	164,300	5,914,800
*	AMICAS, Inc.	126,264	330,812
*	AMN Healthcare Services, Inc.	99,100	1,604,429
*	Amsurg Corp.	90,113	2,170,822
	Analogic Corp.	40,065	2,344,203
*	Anesiva, Inc.	64,845	308,662
*	Angeion Corp.	215	1,877
*	AngioDynamics, Inc.	55,557	921,135
*	Anika Therapeutics, Inc.	33,386	401,634
* #	Antigenics, Inc.	139,379	313,603
*	AP Pharma, Inc.	10,290	14,303
* #	APP Pharmaceuticals, Inc.	38,372	431,301
*	Applera Corp. - Celera Group	191,200	2,650,032
*	Apria Healthcare Group, Inc.	123,800	2,687,698
*	Aradigm Corp.	13,657	17,891
* #	Arcadia Resources, Inc.	123,472	97,543
* #	Ardea Biosciences, Inc.	18,000	256,500
* #	Arena Pharmaceuticals, Inc.	174,716	1,184,574
* #	Ariad Pharmaceuticals, Inc.	213,568	715,453
* #	Arqule, Inc.	107,399	489,739
* #	Array BioPharma, Inc.	132,903	744,257
*	Arrhythmia Research Technology, Inc.	8,700	60,465
* #	Arthrocare Corp.	78,910	3,168,237
* #	Aspect Medical Systems, Inc.	67,623	843,259
*	AtheroGenics, Inc.	113,700	100,056
*	AtriCure, Inc.	28,499	339,138
	Atrion Corp.	5,494	560,388
*	ATS Medical, Inc.	92,197	165,955
* #	Auxilium Pharmaceuticals, Inc.	89,101	2,854,796
*	Avalon Pharmaceuticals, Inc.	35,161	78,057
*	AVANIR Pharmaceuticals Class A	91,935	111,241
*	Avant Immunotherapeutics, Inc.	122,627	84,613
* #	AVI BioPharma, Inc.	155,300	211,208
*	Avigen, Inc.	97,151	321,570
*	Barrier Therapeutics, Inc.	96,201	351,134
* #	Bentley Pharmaceuticals, Inc.	61,260	908,486
*	Bioanalytical Systems, Inc.	5,617	34,488
* #	BioCryst Pharmaceuticals, Inc.	102,436	407,695
*	Bio-Imaging Technologies, Inc.	36,620	297,721
* #	BioLase Technology, Inc.	74,688	262,155
*	BioMimetic Therapeutics, Inc.	15,437	212,104

24

*	Bio-Rad Laboratories, Inc. Class A	32	$3,022
*	Bio-Reference Laboratories, Inc.	39,186	1,083,493
* #	BioSante Pharmaceuticals, Inc.	75,556	260,668
*	BioScrip, Inc.	121,967	857,428
*	BioSphere Medical, Inc.	57,953	226,017
*	Bovie Medical Corp.	48,392	286,481
*	Bruker Corp.	329,619	4,505,892
* #	BSD Medical Corp.	69,146	376,154
*	Caliper Life Sciences, Inc.	153,974	642,072
	Cambrex Corp.	84,680	739,256
*	Candela Corp.	76,010	347,366
*	Cantel Medical Corp.	46,460	511,989
*	Capital Senior Living Corp.	86,010	648,515
* #	Caraco Pharmaceutical Laboratories, Ltd.	79,592	1,307,697
*	Cardiac Science Corp.	63,623	591,058
*	CardioDynamics International Corp.	88,902	27,675
*	Cardiotech International, Inc.	55,063	37,993
* #	Cell Genesys, Inc.	214,620	506,503
* #	Cell Therapeutics, Inc.	39,625	52,701
*	Centene Corp.	129,100	2,313,472
* #	Cepheid, Inc.	178,706	4,946,582
*	Cerus Corp.	86,832	542,700
*	Chad Therapeutics, Inc.	9,300	2,883
	Chemed Corp.	76,165	3,633,832
* #	Clarient, Inc.	19,000	38,190
*	Clinical Data, Inc.	47,439	966,807
* #	Collagenex Pharmaceuticals, Inc.	63,843	1,041,918
* #	Columbia Laboratories, Inc.	140,151	343,370
* #	Combimatrix Corp.	7,013	74,408
* #	Combinatorx, Inc.	89,773	440,785
	Computer Programs & Systems, Inc.	30,201	672,576
* #	Conceptus, Inc.	84,064	1,434,132
*	Conmed Corp.	77,642	2,093,228
*	Continucare Corp.	3,398	7,646
	Cooper Companies, Inc.	21,000	717,990
* #	Corcept Therapeutics, Inc.	63,406	162,953
* #	Cortex Pharmaceuticals, Inc.	83,000	65,570
*	Corvel Corp.	41,673	1,255,607
*	Critical Therapeutics, Inc.	92,403	100,719
*	Criticare Systems, Inc.	35,875	179,375
*	Cross Country Healthcare, Inc.	88,958	966,084
*	CryoCor, Inc.	30,686	59,224
*	CryoLife, Inc.	74,900	704,809
* #	Cubist Pharmaceuticals, Inc.	157,497	2,866,445
*	CuraGen Corp.	172,103	125,635
*	Curis, Inc.	120,759	175,101
*	Cutera, Inc.	42,885	543,782
* #	CV Therapeutics, Inc.	160,805	939,101
* #	Cyberonics, Inc.	74,636	962,804
*	Cyclacel Pharmaceuticals, Inc.	69,644	289,023
*	Cynosure, Inc. Class A	17,500	418,775
* #	Cypress Bioscience, Inc.	104,863	838,904
*	Cytogen Corp.	52,527	26,789
*	Cytokinetics, Inc.	15,047	50,708
*	Cytomedix, Inc.	36,200	61,540

25

*	Cytori Therapeutics, Inc.	55,237	$352,964
* #	CytRx Corp.	1,700	3,060
	Datascope Corp.	44,121	1,535,411
*	Daxor Corp.	7,789	80,616
*	Del Global Technologies Corp.	21,254	53,773
* #	Dendreon Corp.	247,479	1,306,689
* #	DepoMed, Inc.	104,934	356,776
* #	Dexcom, Inc.	67,264	495,736
*	Dialysis Corporation of America	5,306	44,199
*	Digirad Corp.	26,126	75,243
* #	Dionex Corp.	56,015	4,135,027
* #	Discovery Laboratories, Inc.	248,926	517,766
* #	Durect Corp.	204,316	1,015,451
*	DUSA Pharmaceuticals, Inc.	62,661	120,936
* #	Dyadic International, Inc.	30,400	8,512
*	Dyax Corp.	177,149	770,598
* #	Dynacq Healthcare, Inc.	19,951	101,750
* #	Dynavax Technologies Corp.	117,492	730,800
*	Eclipsys Corp.	53,900	1,150,765
* #	Elite Pharmaceuticals, Inc.	64,000	99,200
*	Emageon, Inc.	38,606	89,566
*	Emeritus Corp.	66,851	1,480,081
* #	Emisphere Technologies, Inc.	84,542	153,866
*	Encision, Inc.	2,013	4,268
* #	Encysive Pharmaceuticals, Inc.	172,848	397,550
* #	Endocare, Inc.	8,166	60,265
*	Endologix, Inc.	133,985	423,393
* #	Entremed, Inc.	175,076	159,319
*	Enzo Biochem, Inc.	107,004	1,007,978
* #	Enzon Pharmaceuticals, Inc.	118,200	1,015,338
* #	EP Medsystems, Inc.	14,100	22,842
* #	Epicept Corp.	11,901	11,663
* #	EPIX Pharmaceuticals, Inc.	97,783	298,238
*	eResearch Technology, Inc.	167,069	1,998,145
	Escalon Medical Corp.	3,000	10,140
*	etrials Worldwide, Inc.	41,371	105,496
* #	ev3, Inc.	219,432	1,939,779
*	Exact Sciences Corp.	86,068	168,693
*	Exactech, Inc.	29,897	784,796
*	Exelixis, Inc.	281,150	1,793,737
*	E-Z-EM, Inc.	37,262	774,677
*	Farville, Inc.	10,420	19,902
*	Five Star Quality Care, Inc.	96,500	691,905
* #	Genaera Corp.	3,716	6,317
* #	Genitope Corp.	106,850	71,590
* #	Genomic Health, Inc.	57,056	1,088,058
* #	Genta, Inc.	43,765	20,351
*	Gentiva Health Services, Inc.	79,163	1,706,754
* #	GenVec, Inc.	242,589	276,551
* #	Geron Corp.	208,109	1,023,896
*	Greatbatch, Inc.	63,300	1,352,721
* #	GTC Biotherapeutics, Inc.	51,367	35,957
* #	GTx, Inc.	82,441	1,349,559
*	Haemonetics Corp.	78,447	4,557,771
* #	Halozyme Therapeutics, Inc.	96,600	531,300

26

* #	Hana Biosciences, Inc.	6,554	$5,047
*	Hanger Orthopedic Group, Inc.	53,352	618,350
*	Harvard Bioscience, Inc.	101,036	463,755
*	Health Grades, Inc.	32,799	179,083
*	HealthAxis, Inc.	750	600
*	HealthExtras, Inc.	119,940	3,304,347
* #	HEALTHSOUTH Corp.	152,482	2,451,911
*	Healthspring, Inc.	120,470	2,114,249
*	HealthStream, Inc.	70,972	214,335
*	HealthTronics, Inc.	100,136	365,496
* #	Healthways, Inc.	82,200	2,823,570
* #	Hemispherx Biopharma, Inc.	173,100	143,673
*	Hi-Tech Pharmacal Co., Inc.	34,325	382,381
*	HMS Holdings Corp.	68,234	1,866,882
*	Hollis-Eden Pharmaceuticals, Inc.	76,053	143,740
	Hooper Holmes, Inc.	221,494	143,971
*	Human Genome Sciences, Inc.	361,508	2,136,512
* #	Hythiam, Inc.	66,090	202,235
*	Icagen, Inc.	5,800	10,150
*	ICU Medical, Inc.	41,450	1,112,518
*	Idenix Pharmaceuticals, Inc.	16,842	91,452
* #	Idera Pharmaceuticals, Inc.	62,058	634,233
* #	IDM Pharma, Inc.	17,739	39,026
*	I-Flow Corp.	68,500	965,165
*	Immtech International, Inc.	42,717	34,174
*	Immucor, Inc.	119,529	3,561,964
* #	Immunicon Corp.	82,243	88,822
*	ImmunoGen, Inc.	125,253	372,001
* #	Immunomedics, Inc.	188,800	466,336
*	IMPATH Bankruptcy Liquidating Trust	21,200	36,358
	Impax Laboratories, Inc.	123,844	1,273,116
*	Implant Sciences Corp.	37,100	55,650
* #	Incyte Corp.	241,715	2,395,396
*	Indevus Pharmaceuticals, Inc.	204,990	1,016,750
*	Infinity Pharmaceuticals, Inc.	59,884	449,130
*	Inhibitex, Inc.	30,600	24,786
* #	Inovio Biomedical Corp.	120,190	110,575
*	Insite Vision, Inc.	9,715	7,383
* #	Insmed, Inc.	35,318	27,548
*	Inspire Pharmaceuticals, Inc.	137,320	616,567
* #	Integra LifeSciences Holdings	79,758	3,305,172
*	IntegraMed America, Inc.	25,260	256,136
* #	Interleukin Genetics, Inc.	42,433	62,377
* #	InterMune, Inc.	98,500	1,386,880
*	Interpharm Holdings, Inc.	59,000	9,735
* #	Introgen Therapeutics, Inc.	123,093	353,277
	Invacare Corp.	85,400	2,131,584
*	Inventiv Health, Inc.	83,677	2,660,929
*	Iridex Corp.	24,249	77,597
*	IRIS International, Inc.	55,624	626,882
* #	Isis Pharmaceuticals, Inc.	251,513	3,621,787
* #	Isolagen, Inc.	114,700	71,114
*	IsoRay, Inc.	4,000	4,320
*	Ista Pharmaceuticals, Inc.	91,545	383,574
* #	I-Trax, Inc.	119,811	479,244

27

*	IVAX Diagnostics, Inc.	15,500	$8,990
* #	Javelin Pharmaceuticals, Inc.	119,300	344,777
* #	Kendle International, Inc.	42,903	1,922,483
*	Kensey Nash Corp.	33,602	912,294
* #	Keryx Biopharmaceuticals, Inc.	123,650	710,988
	Kewaunee Scientific Corp.	3,357	59,385
*	Kindred Healthcare, Inc.	130,878	2,760,217
* #	Kosan Biosciences, Inc.	141,449	281,484
* #	K-V Pharmaceutical Co. Class A	105,848	2,658,902
*	K-V Pharmaceutical Co. Class B	19,375	484,375
*	La Jolla Pharmaceutical Co.	113,751	283,240
	Landauer, Inc.	26,200	1,252,360
*	Langer, Inc.	8,100	16,524
*	Lannet Co., Inc.	76,065	228,195
#	LCA-Vision, Inc.	59,928	825,808
*	Lexicon Pharmaceuticals, Inc.	267,710	497,941
*	LHC Group, Inc.	43,643	741,931
* #	Lifecell Corp.	99,220	4,003,527
*	Lifecore Biomedical, Inc.	44,190	743,718
#	Ligand Pharmaceuticals, Inc. Class B	190,500	645,795
*	Lipid Sciences, Inc.	62,830	32,043
* #	Luminex Corp.	86,443	1,504,973
*	Magellan Health Services, Inc.	92,701	4,016,734
*	Magyar Bancorp, Inc.	1,800	19,116
* #	Mannkind Corp.	139,493	986,216
* #	Martek Biosciences Corp.	98,720	2,829,315
*	Matria Healthcare, Inc.	65,871	1,654,680
* #	Matrixx Initiatives, Inc.	28,775	417,238
*	Maxygen, Inc.	111,352	714,880
*	Medarex, Inc.	344,765	3,206,315
*	MedCath Corp.	60,549	1,262,447
*	Medical Action Industries, Inc.	46,340	872,119
*	Medical Staffing Network Holdings, Inc.	74,400	412,920
	Medicis Pharmaceutical Corp. Class A	132,800	2,723,728
* #	Medivation, Inc.	55,414	887,178
*	MEDTOX Scientific, Inc.	23,945	382,881
*	Memory Pharmaceuticals Corp.	151,207	96,772
*	Memry Corp.	83,300	108,290
#	Mentor Corp.	68,470	2,030,820
* #	Merge Technologies, Inc.	64,793	34,340
	Meridian Bioscience, Inc.	113,134	3,877,102
*	Merit Medical Systems, Inc.	77,876	1,234,335
*	Metabasis Therapeutics, Inc.	97,817	187,809
*	Metropolitan Health Networks, Inc.	142,700	336,772
* #	Micromet, Inc.	49,831	69,265
* #	Micrus Endovascular Corp.	33,198	469,752
* #	MiddleBrook Pharmaceuticals, Inc.	85,601	361,236
* #	Milestone Scientific, Inc.	17,200	16,770
* #	Minrad International, Inc.	160,286	373,466
* #	Molina Healthcare, Inc.	75,700	2,395,905
* #	Momenta Pharmaceuticals, Inc.	67,547	686,278
* #	Monogram Biosciences, Inc.	285,665	417,071
*	MTS Medication Technologies	19,492	242,675
*	MWI Veterinary Supply, Inc.	28,360	987,779
* #	Myriad Genetics, Inc.	141,645	5,243,698

28

*	MZT Holdings, Inc.	14,852	$1,337
* #	Nabi Biopharmaceuticals	185,850	719,240
* #	Nanogen, Inc.	94,714	56,828
* #	Nastech Pharmaceutical Co., Inc.	68,033	157,156
*	National Dentex Corp.	5,917	82,779
#	National Healthcare Corp.	34,108	1,591,479
*	National Medical Health Card Systems, Inc.	15,549	162,332
	National Research Corp.	13,963	362,479
*	Natus Medical, Inc.	62,300	1,183,077
* #	Nektar Therapeutics	220,283	1,530,967
*	Neogen Corp.	40,256	1,086,509
*	Neopharm, Inc.	83,817	51,128
*	Neose Technologies, Inc.	137,143	71,452
	Nephros, Inc.	1,275	1,186
*	Neurobiological Technologies, Inc.	385	1,005
*	Neurocrine Biosciences, Inc.	135,000	676,350
* #	Neurogen Corp.	128,649	204,552
*	Neurometric, Inc.	31,830	77,347
*	Nighthawk Radiology Holdings, Inc.	66,509	759,533
* #	NitroMed, Inc.	119,157	132,264
*	NMT Medical, Inc.	40,499	161,591
*	North American Scientific, Inc.	34,470	13,443
* #	Northfield Laboratories, Inc.	80,185	83,392
* #	Northstar Neuroscience, Inc.	53,275	83,642
*	Novacea, Inc.	16,560	45,043
* #	NovaMed, Inc.	68,461	274,529
*	Novavax, Inc.	193,471	541,719
*	Noven Pharmaceuticals, Inc.	72,228	979,412
*	NOVT Corp.	6,450	14,738
* #	NPS Pharmaceuticals, Inc.	134,020	530,719
*	Nutraceutical International Corp.	32,881	418,904
* #	Nutrition 21, Inc.	500	285
*	NuVasive, Inc.	101,952	3,929,230
*	Nuvelo, Inc.	153,281	255,979
*	NxStage Medical, Inc.	89,205	528,094
*	Occulogix, Inc.	6,200	503
*	Odyssey Healthcare, Inc.	98,300	859,142
*	Omnicell, Inc.	83,173	1,580,287
*	Omrix Biopharmaceuticals, Inc.	40,400	975,660
* #	Onyx Pharmaceuticals, Inc.	29,153	796,460
* #	Opexa Therapeutics, Inc.	1,600	2,528
*	OraSure Technologies, Inc.	128,350	916,419
*	Orchid Cellmark, Inc.	88,489	406,165
*	Ore Pharmaceuticals, Inc.	83,372	56,276
*	Orthologic Corp.	103,463	108,636
* #	Oscient Pharmaceuticals Corp.	33,498	68,001
*	Osteotech, Inc.	52,239	228,284
	Owens & Minor, Inc.	124,900	5,366,953
*	Oxigene, Inc.	93,567	177,777
* #	Pain Therapeutics, Inc.	122,622	1,033,703
* #	PainCare Holdings, Inc.	122,196	9,165
*	Palatin Technologies, Inc.	144,718	54,993
* #	Palomar Medical Technologies, Inc.	54,994	731,970
* #	Panacos Pharmaceuticals, Inc.	139,664	96,368
*	Par Pharmaceutical Companies, Inc.	99,800	1,765,462

29

*	Parexel International Corp.	81,962	$4,503,812
*	PDI, Inc.	43,259	340,448
* #	Penwest Pharmaceuticals Co.	69,500	214,060
*	Pharmacopia, Inc.	25,050	92,184
* #	Pharmacyclics, Inc.	63,401	73,545
*	Pharmanet Development Group, Inc.	52,518	1,514,094
*	PharMerica Corp.	50,210	739,091
*	Pharmion Corp.	28	2,005
*	Phase Forward, Inc.	57,669	918,667
*	PHC, Inc.	8,261	22,387
*	PhotoMedex, Inc.	53,717	60,163
*	Pipex Pharmaceuticals, Inc.	9,851	11,821
*	Possis Medical, Inc.	50,054	972,049
* #	Pozen, Inc.	83,667	1,019,901
* #	Progenics Pharmaceuticals, Inc.	73,000	1,116,900
*	Prospect Medical Holdings, Inc.	18,500	68,080
*	Providence Service Corp.	32,753	923,307
*	ProxyMed, Inc.	40,279	76,127
*	PSS World Medical, Inc.	186,900	3,270,750
	Psychemedics Corp.	14,625	241,313
* #	Psychiatric Solutions, Inc.	103,913	2,939,699
*	QuadraMed Corp.	134,211	261,711
*	Questcor Pharmaceuticals, Inc.	129,412	582,354
*	Quidel Corp.	91,235	1,498,991
* #	Quigley Corp.	27,442	145,443
*	RadNet, Inc.	69,127	560,620
*	Regeneron Pharmaceuticals, Inc.	176,237	3,484,205
*	RegeneRx Biopharmaceuticals, Inc.	16,060	16,060
*	RehabCare Group, Inc.	53,000	1,060,000
*	Renovis, Inc.	90,336	214,096
*	Repligen Corp.	88,638	468,895
* #	Repros Therapeutics, Inc.	37,170	311,485
*	Res-Care, Inc.	77,930	1,678,612
*	Retractable Technologies, Inc.	11,000	16,500
* #	Rigel Pharmaceuticals, Inc.	71,522	1,417,566
* #	Rochester Medical Corp.	26,138	268,176
*	Rockwell Medical Technologies, Inc.	8,441	53,685
*	Rotech Healthcare, Inc.	12,574	5,658
*	RTI Biologics, Inc.	89,234	767,412
*	Rural/Metro Corp.	12,052	32,540
* #	Salix Pharmaceuticals, Ltd.	139,257	939,985
* #	Sangamo BioSciences, Inc.	103,397	1,209,745
*	Santarus, Inc.	155,265	279,477
* #	Savient Pharmaceuticals, Inc.	155,946	3,536,855
*	SciClone Pharmaceuticals, Inc.	142,976	285,952
*	Sciele Pharma, Inc.	99,619	2,062,113
*	SCOLR Pharma, Inc.	25,800	33,282
*	Seattle Genetics, Inc.	157,435	1,415,341
*	Senesco Technologies, Inc.	15,300	12,240
* #	Senomyx, Inc.	84,798	576,626
*	Sequenom, Inc.	103,058	720,375
*	SeraCare Life Sciences, Inc.	42,521	223,235
*	SGX Pharmaceuticals, Inc.	7,200	28,584
* #	Signalife, Inc.	3,100	2,201
* #	Sirona Dental Systems, Inc.	62,418	1,623,492

30

*	Somanetics Corp.	38,279	$1,063,773
* #	Somaxon Pharmaceuticals, Inc.	27,878	134,093
*	Sonic Innovations, Inc.	85,084	359,905
* #	SonoSite, Inc.	46,645	1,372,762
*	Sonus Pharmaceuticals, Inc.	4,550	2,139
	Span-American Medical System, Inc.	9,292	114,849
*	Spectranetics Corp.	84,472	760,248
*	Spectrum Pharmaceuticals, Inc.	82,008	212,401
*	SRI/Surgical Express, Inc.	12,700	53,213
*	Staar Surgical Co.	75,100	174,232
* #	StemCells, Inc.	235,825	356,096
* #	Stereotaxis, Inc.	95,609	551,664
	Steris Corp.	175,100	4,310,962
*	Strategic Diagnostics, Inc.	64,014	277,821
*	Sun Healthcare Group, Inc.	120,692	1,779,000
*	Sunesis Pharmaceuticals, Inc.	10,542	14,759
*	SunLink Health Systems, Inc.	1,048	6,655
*	Sunrise Senior Living, Inc.	131,030	3,587,601
* #	SuperGen, Inc.	176,232	484,638
* #	SurModics, Inc.	54,092	2,389,244
*	Symmetry Medical, Inc.	87,200	1,552,160
*	Synovis Life Technologies, Inc.	35,439	626,562
*	Targacept, Inc.	100	791
* #	Telik, Inc.	145,638	365,551
* #	Tercica, Inc.	109,738	663,915
*	The Medicines Co.	160,792	3,096,854
*	Theragenics Corp.	96,500	374,420
*	Theravance, Inc.	61,441	1,010,704
*	Third Wave Technologies, Inc.	118,973	948,215
*	Thoratec Corp.	147,043	2,133,594
*	Threshold Pharmaceuticals, Inc.	62,403	28,705
* #	Titan Pharmaceuticals, Inc.	125,683	144,535
*	TLC Vision Corp.	8,560	20,202
*	Torreypines Therapeutics, Inc.	1,446	2,762
* #	Trimeris, Inc.	62,478	375,493
*	TriZetto Group, Inc.	137,713	2,688,158
*	U.S. Physical Therapy, Inc.	33,641	445,743
* #	United Therapeutics Corp.	69,758	5,871,531
*	Urologix, Inc.	44,142	48,998
* #	Uroplasty, Inc.	24,291	91,091
	Utah Medical Products, Inc.	13,223	395,500
#	Valeant Pharmaceuticals International	262,887	3,614,696
*	Vanda Pharmaceuticals, Inc.	20,650	94,164
*	Varian, Inc.	80,699	4,369,851
*	Vascular Solutions, Inc.	45,239	281,387
*	Vaxgen, Inc.	36,200	20,996
* #	Vermillion, Inc.	71,088	37,677
*	Via Pharmaceuticals, Inc.	102	296
*	Vical, Inc.	113,923	434,047
* #	ViroPharma, Inc.	195,274	1,788,710
*	Vision-Sciences, Inc.	4,525	13,937
*	VistaCare, Inc.	48,445	415,174
* #	Vital Images, Inc.	48,092	762,739
	Vital Signs, Inc.	36,740	1,868,229
* #	Vivus, Inc.	166,165	973,727

31

*	Vnus Medical Technologies	24,658	$460,858
*	Volcano Corp.	29,767	364,943
	West Pharmaceutical Services, Inc.	91,700	3,787,210
* #	Wright Medical Group, Inc.	99,926	2,630,052
*	Xenoport, Inc.	70,751	3,620,329
	Young Innovations, Inc.	3,462	73,879
*	Zila, Inc.	83,729	46,888
*	Zoll Medical Corp.	56,424	1,403,829
* #	Zymogenetics, Inc.	194,614	1,944,194
Total Health Care			412,172,572

Industrials — (13.4%)
* #	3-D Systems Corp.	54,136	782,807
*	A. T. Cross Co. Class A	32,752	255,466
	A.O. Smith Corp.	64,250	2,340,628
	AAON, Inc.	54,083	892,910
*	AAR Corp.	118,483	3,067,525
	ABM Industries, Inc.	139,789	2,776,210
*	ABX Air, Inc.	175,716	537,691
*	Acco Brands Corp.	154,029	2,136,382
*	Accuride Corp.	75,400	544,388
	Aceto Corp.	72,575	508,751
*	Active Power, Inc.	141,686	255,035
#	Actuant Corp.	156,556	4,208,225
	Acuity Brands, Inc.	22,529	1,000,513
#	Administaff, Inc.	83,300	2,054,178
*	AeroCentury Corp.	800	12,800
*	Aerosonic Corp.	10,400	51,480
*	AirNet Systems, Inc.	20,900	37,620
*	Airtran Holdings, Inc.	265,329	1,915,675
*	Alabama Aircraft Industries	2,150	6,880
	Alamo Group, Inc.	27,905	517,359
* #	Alaska Air Group, Inc.	117,407	2,864,731
	Albany International Corp. Class A	74,525	2,558,443
* #	Allied Defense Group, Inc.	17,800	132,610
*	Amerco, Inc.	31,049	1,617,963
	American Ecology Corp.	57,950	1,443,535
*	American Locker Group, Inc.	300	1,169
*	American Reprographics Co.	91,375	1,478,448
#	American Science & Engineering, Inc.	26,300	1,424,408
* #	American Superconductor Corp.	103,499	2,338,042
#	American Woodmark Corp.	45,822	869,702
	Ameron International Corp.	25,302	2,792,582
	Ampco-Pittsburgh Corp.	30,315	1,147,726
#	Amrep Corp.	20,070	746,604
	Angelica Corp.	30,899	511,378
*	APAC Customer Services, Inc.	164,301	182,374
	Apogee Enterprises, Inc.	81,011	1,246,759
* #	Applied Energetics, Inc.	248,886	584,882
	Applied Industrial Technologies, Inc.	102,825	2,842,083
	Applied Signal Technologies, Inc.	38,237	455,020
*	Argon ST, Inc.	63,425	1,030,656
	Arkansas Best Corp.	68,300	1,824,293
*	Arotech Corp.	37,820	72,236
	Art’s-Way Manufacturing Co., Inc.	200	3,452

32

*	Astec Industries, Inc.	62,395	$2,362,275
*	Astronics Corp.	23,286	459,899
*	Atlas Air Worldwide Holding, Inc.	77,065	3,899,489
*	Avalon Holding Corp. Class A	4,950	26,829
*	Axsys Technologies, Inc.	34,573	1,521,212
*	AZZ, Inc.	37,400	1,324,708
	Badger Meter, Inc.	41,895	1,599,132
*	Baker (Michael) Corp.	25,400	731,520
	Baldor Electric Co.	122,833	3,521,622
*	Baldwin Technology Co., Inc. Class A	28,039	73,182
#	Barnes Group, Inc.	154,669	3,517,173
#	Barrett Business Services, Inc.	34,726	562,561
*	Beacon Roofing Supply, Inc.	14,400	123,264
	Belden, Inc.	47,500	1,866,750
* #	Blount International, Inc.	137,000	1,634,410
#	BlueLinx Holdings, Inc.	70,000	380,800
	Bowne & Co., Inc.	68,860	913,772
	Brady Co. Class A	31,076	950,304
*	Breeze-Eastern Corp.	17,091	187,232
#	Briggs & Stratton Corp.	141,200	2,523,244
*	BTU International, Inc.	28,642	307,042
* #	Builders FirstSource, Inc.	105,846	701,759
*	Butler International, Inc.	8,000	9,120
#	C&D Technologies, Inc.	84,668	462,287
*	Cano Petroleum, Inc.	81,718	535,253
* #	Capstone Turbine Corp.	292,200	531,804
	Cascade Corp.	35,700	1,599,360
*	Casella Waste Systems, Inc. Class A	76,289	754,498
* #	CBIZ, Inc.	206,495	1,837,806
	CDI Corp.	57,200	1,301,300
*	CECO Environmental Corp.	35,213	319,734
*	Celadon Group, Inc.	68,301	614,709
* #	Cenveo, Inc.	153,300	2,305,632
* #	Ceradyne, Inc.	77,636	2,415,256
	Champion Industries, Inc.	29,129	153,801
*	Channell Commercial Corp.	7,000	10,360
*	Chart Industries, Inc.	54,997	1,886,947
	Chase Corp.	24,379	575,344
	Chicago Rivet & Machine Co.	200	5,020
	CIRCOR International, Inc.	45,390	2,067,515
	Clarcor, Inc.	146,600	5,248,280
*	Clean Harbors, Inc.	58,564	3,602,857
*	Columbus McKinnon Corp.	53,995	1,546,417
*	Comforce Corp.	8,877	23,524
	Comfort Systems USA, Inc.	116,319	1,384,196
*	Commercial Vehicle Group, Inc.	65,056	608,924
*	Competitive Technologies, Inc.	25,772	45,101
	CompX International, Inc.	5,400	44,928
*	COMSYS IT Partners, Inc.	58,256	548,772
*	Conrad Industries, Inc.	6,900	95,358
* #	Consolidated Graphics, Inc.	38,682	2,057,496
	Con-way, Inc.	51,982	2,355,304
*	Cornell Companies, Inc.	33,100	688,811
*	Corrpro Companies, Inc.	6,875	9,625
* #	CoStar Group, Inc.	54,783	2,274,590

33

*	Covenant Transport Group Class A	29,155	$229,450
*	CPI Aerostructures, Inc.	14,666	123,781
*	CRA International, Inc.	33,600	1,276,128
	Cubic Corp.	76,295	1,950,863
	Curtiss-Wright Corp.	121,900	5,127,114
	Deluxe Corp.	172,530	3,593,800
*	Devcon International Corp.	3,500	8,225
	Diamond Management & Technology Consultants, Inc.	94,450	560,089
*	Distributed Energy Systems Corp.	95,450	47,735
* #	Document Securities Systems, Inc.	45,540	204,930
*	Dollar Thrifty Automotive Group, Inc.	67,500	969,300
* #	Double Eagle Petroleum Co.	6,683	113,076
*	Ducommun, Inc.	30,296	840,108
*	DXP Enterprises, Inc.	15,400	575,652
*	Dynamex, Inc.	31,816	735,586
	Dynamic Materials Corp.	34,950	1,991,801
#	Eagle Bulk Shipping, Inc.	121,867	3,245,318
*	Eagle Test Systems, Inc.	16,504	172,797
	Eastern Co.	19,660	332,254
	Ecology & Environment, Inc. Class A	2,100	24,570
	Electro Rent Corp.	72,456	940,479
*	EMCOR Group, Inc.	157,400	3,791,766
#	Encore Wire Corp.	66,069	1,106,656
* #	Energy Conversion Devices, Inc.	115,260	3,062,458
* #	Energy Focus, Inc.	33,400	169,338
*	EnerSys	135,500	3,115,145
* #	ENGlobal Corp.	79,900	738,276
	Ennis, Inc.	72,600	1,158,696
*	EnPro Industries, Inc.	57,000	1,683,210
*	Environmental Tectonics Corp.	7,400	13,690
*	ESCO Technologies, Inc.	74,100	2,449,746
	Espey Manufacturing & Electronics Corp.	4,774	103,596
*	Esterline Technologies Corp.	73,200	3,835,680
*	Evercel, Inc.	466	555
* #	Evergreen Solar, Inc.	213,227	2,049,111
* #	Exide Technologies	27,592	281,990
*	Exponent, Inc.	42,910	1,248,681
* #	ExpressJet Holdings, Inc.	152,700	371,061
	Federal Signal Corp.	137,000	1,653,590
* #	First Advantage Corp.	28,626	569,371
* #	First Aviation Services, Inc.	6,000	8,100
* #	Flanders Corp.	74,297	468,071
*	Flow International Corp.	101,278	746,419
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	1,090
	Forward Air Corp.	86,900	2,550,515
#	Franklin Electric Co., Inc.	65,020	2,144,360
	Freightcar America, Inc.	26,900	1,078,152
* #	Frontier Airlines Holdings, Inc.	84,304	247,011
	Frozen Food Express Industries, Inc.	50,882	352,103
*	FTI Consulting, Inc.	30	1,905
* #	FuelCell Energy, Inc.	188,825	1,351,987
*	Furmanite Corp.	100,570	1,104,259
	G & K Services, Inc. Class A	61,302	2,345,415
*	Gardner Denver Machinery, Inc.	42,176	1,556,716

34

	GATX Corp.	20,990	$755,220
*	Gehl Co.	35,350	566,661
#	Gencorp, Inc.	162,611	1,691,154
	General Employment Enterprises, Inc.	4,817	6,864
*	Genesee & Wyoming, Inc.	108,675	3,368,925
*	GeoEye, Inc.	35,498	1,072,395
*	GeoPetro Resources Co.	961	2,854
*	Global Cash Access, Inc.	116,200	612,374
*	Global Payment Technologies, Inc.	3,600	1,116
	Gorman-Rupp Co.	47,868	1,306,796
*	GP Strategies Corp.	48,452	453,026
*	Graftech International, Ltd.	289,900	4,644,198
	Graham Corp.	4,225	162,578
	Greenbrier Companies, Inc.	49,200	1,292,976
*	Griffon Corp.	85,280	754,728
	Hardinge, Inc.	31,360	389,178
*	Hawaiian Holdings, Inc.	139,175	723,710
#	Healthcare Services Group, Inc.	121,163	2,396,604
#	Heartland Express, Inc.	277,941	3,885,615
	Heico Corp.	61,600	2,698,080
	Heico Corp. Class A	43,263	1,574,341
#	Heidrick & Struggles International, Inc.	50,907	1,742,547
*	Henry Bros. Electronics, Inc.	13,944	66,792
*	Herley Industries, Inc.	39,662	475,547
#	Herman Miller, Inc.	69,970	2,087,205
*	Hexcel Corp.	258,613	5,221,396
*	Hill International, Inc.	90,932	1,159,383
*	Hirsch International Corp. Class A	3,200	5,984
	Hi-Shear Technology Corp.	21,962	247,073
#	HNI Corp.	77,459	2,289,688
#	Horizon Lines, Inc. Class A	70,596	1,423,921
*	HQ Sustainable Maritime Industries, Inc.	5,000	66,500
*	Hub Group, Inc. Class A	111,376	3,340,166
*	Hudson Highland Group, Inc.	75,100	559,495
*	Hudson Technologies, Inc.	3,900	5,304
*	Hurco Companies, Inc.	18,760	829,567
*	Huron Consulting Group, Inc.	38,410	2,038,035
*	Huttig Building Products, Inc.	65,980	196,620
*	ICT Group, Inc.	45,473	390,613
*	II-VI, Inc.	84,004	2,750,291
	IKON Office Solutions, Inc.	312,160	2,222,579
*	Industrial Distribution Group, Inc.	23,806	232,823
*	Innotrac Corp.	16,000	54,400
* #	Innovative Solutions & Support, Inc.	50,930	460,917
* #	Insituform Technologies, Inc. Class A	77,119	1,077,352
	Insteel Industries, Inc.	50,900	548,193
*	Integrated Electrical Services, Inc.	45,733	789,352
* #	InterDigital, Inc.	142,197	2,472,806
*	Interline Brands, Inc.	64,930	1,153,806
*	International Shipholding Corp.	10,800	205,848
*	Intersections, Inc.	50,270	411,711
* #	JetBlue Airways Corp.	55,068	300,121
*	JPS Industries, Inc.	8,700	52,635
*	Kadant, Inc.	30,780	772,578
	Kaman Corp. Class A	70,600	1,694,400

35

#	Kaydon Corp.	78,212	$3,340,435
	Kelly Services, Inc. Class A	87,766	1,685,985
*	Kenexa Corp.	70,109	1,420,408
*	Key Technology, Inc.	14,402	508,535
*	Kforce, Inc.	113,255	968,330
* #	Kirby Corp.	100	4,508
#	Knight Transportation, Inc.	238,279	3,524,146
	Knoll, Inc.	97,400	1,371,392
*	Korn/Ferry International	122,020	2,057,257
*	K-Tron International, Inc.	8,584	1,002,010
*	L.B. Foster Co. Class A	9,200	389,712
	L.S. Starrett Co. Class A	6,700	116,848
*	LaBarge, Inc.	45,910	598,666
*	Ladish Co., Inc.	41,600	1,485,120
	Lawson Products, Inc.	22,494	571,348
*	Layne Christensen Co.	44,028	1,762,881
*	Learning Tree International, Inc.	50,681	682,166
*	LECG Corp.	73,900	702,050
*	LGL Group, Inc.	4,660	47,299
#	Lindsay Corp.	34,200	2,688,804
*	LMI Aerospace, Inc.	33,541	638,285
	LSI Industries, Inc.	59,670	793,014
*	Lydall, Inc.	36,100	367,859
*	M&F Worldwide Corp.	55,800	2,066,274
*	Mac-Gray Corp.	25,646	296,468
*	Magnetek, Inc.	93,178	317,737
*	MAIR Holdings, Inc.	51,616	220,916
*	Marten Transport, Ltd.	60,882	882,180
	Maxco, Inc.	3,000	9,825
	McGrath Rentcorp.	72,714	1,522,631
*	Meadow Valley Corp.	2,300	22,839
*	Media Sciences International, Inc.	2,800	9,800
* #	Medialink Worldwide, Inc.	20,206	45,464
*	Merrimac Industries, Inc.	2,960	21,134
*	Mesa Air Group, Inc.	102,335	247,651
*	Metalline Mining Co.	7,345	17,775
	Met-Pro Corp.	42,138	458,040
*	MFRI, Inc.	19,687	318,929
* #	Microvision, Inc.	135,419	341,256
* #	Middleby Corp.	37,974	2,582,232
* #	Milacron, Inc.	14,030	41,389
* #	Millennium Cell, Inc.	39,488	8,292
*	Miller Industries, Inc.	34,580	399,745
	Mine Safety Appliances Co.	103,000	4,131,330
*	Misonix, Inc.	21,400	90,950
* #	Mobile Mini, Inc.	98,930	1,841,087
*	Modtech Holdings, Inc.	49,050	23,544
*	Moog, Inc. Class A	102,846	4,220,800
*	Moog, Inc. Class B	5,250	217,350
*	MTC Technologies, Inc.	48,178	1,141,819
	Mueller Industries, Inc.	102,145	2,934,626
#	Mueller Water Products, Inc.	36,500	294,190
#	Mueller Water Products, Inc. Class B	40,100	349,271
	Multi-Color Corp.	35,280	762,754
*	M-Wave, Inc.	575	316

36

	NACCO Industries, Inc. Class A	5,700	$461,985
*	Nashua Corp.	7,100	81,650
*	National Patent Development Corp.	13,860	33,264
*	National Technical Systems, Inc.	20,700	128,754
*	Navigant Consulting, Inc.	152,300	2,484,013
*	NCI Building Systems, Inc.	54,100	1,641,394
	Nordson Corp.	96,650	4,966,844
* #	North America Galvanizing & Coatings, Inc.	34,443	194,947
*	NuCo2, Inc.	46,300	1,279,269
* #	Odyssey Marine Exploration, Inc.	140,567	688,778
*	Old Dominion Freight Line, Inc.	103,422	2,818,250
	Omega Flex, Inc.	24,600	369,000
*	On Assignment, Inc.	107,814	667,369
*	Orbit International Corp.	1,977	15,796
*	Orbital Sciences Corp.	170,552	3,692,451
*	P.A.M. Transportation Services, Inc.	29,819	432,376
*	Paragon Technologies, Inc.	9,200	56,626
*	Park-Ohio Holdings Corp.	31,335	647,694
*	Patrick Industries, Inc.	8,995	70,791
*	Patriot Transportation Holding, Inc.	9,421	730,316
*	Peerless Manufacturing Co.	17,106	555,945
*	Perini Corp.	73,400	2,751,032
*	PHH Corp.	139,700	2,827,528
*	Pike Electric Corp.	53,400	690,462
* #	Pinnacle Airlines Corp.	64,200	719,682
*	Plug Power, Inc.	195,043	587,079
*	Point Blank Solutions, Inc.	116,800	442,672
	Portec Rail Products, Inc.	18,625	196,121
*	Powell Industries, Inc.	33,383	1,272,560
*	Power-One, Inc.	268,380	697,788
#	Preformed Line Products Co.	10,107	477,050
* #	Protection One, Inc.	9,315	81,599
	Providence & Worcester Railroad Co.	3,900	76,635
*	Quality Distribution, Inc.	57,500	176,525
	Quipp, Inc.	1,400	5,355
	Quixote Corp.	25,340	356,027
#	Raven Industries, Inc.	51,630	1,511,726
*	RBC Bearings, Inc.	42,375	1,423,800
*	RCM Technologies, Inc.	36,854	195,695
#	Regal-Beloit Corp.	88,304	3,260,184
*	Republic Airways Holdings, Inc.	123,334	2,411,180
	Resources Connection, Inc.	137,136	2,207,890
#	Robbins & Myers, Inc.	101,100	3,442,455
	Rollins, Inc.	306,575	5,411,049
*	Rush Enterprises, Inc. Class A	73,216	1,085,061
*	Rush Enterprises, Inc. Class B	26,250	387,975
*	Saia, Inc.	33,054	477,630
	Schawk, Inc.	73,460	1,156,995
*	School Specialty, Inc.	59,658	1,820,762
*	Schuff International, Inc.	6,700	180,900
	Servidyne, Inc.	330	2,059
	Servotronics, Inc.	3,100	59,985
*	SIFCO Industries, Inc.	18,330	248,555
*	Simclar, Inc.	6,300	25,704
#	Simpson Manufacturing Co., Inc.	133,541	3,199,642

37

	Skywest, Inc.	171,073	$3,784,135
*	SL Industries, Inc.	10,946	216,731
*	SmartPros, Ltd.	10,300	58,195
*	SPACEHAB, Inc.	1,822	1,603
*	Sparton Corp.	8,593	41,075
*	Spherion Corp.	139,620	904,738
*	Spherix, Inc.	46,095	49,322
* #	Spire Corp.	24,326	387,513
*	Standard Parking Corp.	54,871	1,114,979
	Standard Register Co.	70,400	601,920
	Standex International Corp.	35,700	678,657
*	Sterling Construction Co., Inc.	30,600	615,366
	Sun Hydraulics, Inc.	45,203	982,261
*	Superior Essex, Inc.	56,618	1,606,819
	Supreme Industries, Inc.	15,608	91,931
* #	Synutra International, Inc.	10,986	295,194
	Sypris Solutions, Inc.	52,947	254,675
*	SYS Technologies	39,525	85,769
	TAL International Group, Inc.	65,150	1,359,681
*	Taleo Corp. Class A	47,682	908,819
* #	Taser International, Inc.	178,500	2,011,695
*	Team, Inc.	43,700	1,332,413
*	TeamStaff, Inc.	17,700	12,390
	Tech/Ops Sevcon, Inc.	9,755	76,089
	Technology Research Corp.	17,950	52,414
	Tecumseh Products Co. Class A	36,840	780,271
*	Teledyne Technologies, Inc.	100,500	4,462,200
	Tennant Co.	52,000	1,876,160
*	Tetra Tech, Inc.	160,796	3,034,221
*	The Advisory Board Co.	59,897	3,328,476
*	The Geo Group, Inc.	142,900	3,814,001
	Thomas Group, Inc.	8,400	28,644
#	Titan International, Inc.	74,900	2,545,851
	Todd Shipyards Corp.	18,801	317,361
#	Toro Co.	10,600	510,708
*	Trailer Bridge, Inc.	8,400	90,132
*	TransDigm Group, Inc.	15,900	617,874
*	TRC Companies, Inc.	57,796	293,026
	Tredegar Industries, Inc.	91,191	1,441,730
* #	Trex Co., Inc.	44,700	348,660
	Triumph Group, Inc.	43,975	2,488,545
*	TRM Corp.	53,100	16,992
*	TrueBlue, Inc.	147,800	1,846,022
*	Tufco Technologies, Inc.	4,700	30,221
* #	TurboChef Technologies, Inc.	87,238	741,523
	Twin Disc, Inc.	33,180	672,227
*	U.S. Home Systems, Inc.	26,949	121,001
	UAP Holding Corp.	150,300	5,786,550
* #	Ultralife Batteries, Inc.	43,430	612,797
* #	United Stationers, Inc.	79,909	3,944,308
	Universal Forest Products, Inc.	52,405	1,455,811
*	Universal Security Instruments, Inc.	7,249	47,336
*	Universal Truckload Services, Inc.	20,917	390,730
*	UQM Technologies, Inc.	81,800	178,324
*	USA Truck, Inc.	30,535	405,199

38

* #	Valence Technology, Inc.	19,099	$70,093
	Valmont Industries, Inc.	64,850	5,181,515
*	Valpey Fisher Corp.	4,045	19,214
*	Veri-Tek International Corp.	6,890	37,826
*	Versar, Inc.	24,600	146,370
	Viad Corp.	64,799	2,246,581
#	Vicor Corp.	78,212	948,712
*	Volt Information Sciences, Inc.	65,550	1,053,389
	VSE Corp.	15,912	505,206
	Wabash National Corp.	90,200	712,580
	Wabtec Corp.	133,700	4,627,357
	Walter Industries, Inc.	71,465	3,904,133
*	Waste Connections, Inc.	96,050	2,916,078
	Waste Industries USA, Inc.	43,970	1,608,862
#	Watsco, Inc. Class A	67,100	2,549,800
	Watsco, Inc. Class B	1,800	68,418
	Watson Wyatt & Co. Holdings	109,500	5,808,975
#	Watts Water Technologies, Inc.	86,680	2,402,770
*	WCA Waste Corp.	23,195	141,490
#	Werner Enterprises, Inc.	213,184	3,792,543
*	Westaff, Inc.	43,832	177,958
*	Willis Lease Finance Corp.	11,960	148,304
	Woodward Governor Co.	209,836	5,995,015
	WSI Industries, Inc.	1,900	15,105
*	Zareba Systems, Inc.	300	1,188
Total Industrials			468,587,856

Information Technology — (13.9%)
*	3Com Corp.	371,557	1,222,423
* #	8X8, Inc.	16,900	17,745
*	Acacia Research-Acacia Technologies	82,560	539,117
* #	Access Integrated Technologies, Inc.	67,000	158,120
* #	ACI Worldwide, Inc.	104,139	1,839,095
*	Acorn Factor, Inc.	6,600	35,574
*	Actel Corp.	77,235	915,235
*	ActivIdentity Corp.	146,125	448,604
*	Actuate Corp.	184,566	885,917
*	Adaptec, Inc.	351,400	931,210
*	ADC Telecommunications, Inc.	83,242	1,137,918
*	ADDvantage Technologies Group, Inc.	22,174	94,240
*	Adept Technology, Inc.	6,944	63,329
	Adtran, Inc.	220,532	4,062,199
*	Advanced Analogic Technologies, Inc.	135,729	882,239
*	Advanced Energy Industries, Inc.	128,364	1,645,626
* #	Advanced Photonix, Inc.	20,800	31,200
*	Advent Software, Inc.	80,615	3,622,838
*	Aehr Test Systems	18,519	135,189
*	Aetrium, Inc.	32,893	154,268
	Agilysys, Inc.	78,888	999,511
*	Airspan Networks, Inc.	124,100	142,715
* ●	Allen Organ Co.	800	13,032
	Alliance Semiconductor Corp.	47,150	56,580
*	Allied Motion Technologies, Inc.	2,800	13,818
*	American Commercial Lines, Inc.	142,183	2,417,111
	American Software, Inc. Class A	74,349	631,967

39

*	AMIS Holdings, Inc.	292,995	$1,998,226
*	Amkor Technology, Inc.	326,019	3,817,682
* #	Ampex Corp. Class A	5,725	10,591
*	Amtech Systems, Inc.	24,270	302,647
* #	Anadigics, Inc.	168,200	1,184,128
*	Analysts International Corp.	58,605	78,531
*	Anaren, Inc.	50,097	633,226
*	Ansoft Corp.	67,728	1,647,145
*	Answerthink, Inc.	139,433	564,704
*	Apogee Technology, Inc.	3,600	2,160
* #	Applied Digital Solutions, Inc.	173,117	143,687
*	Applied Micro Circuits Corp.	200,114	1,486,847
* #	Ariba, Inc.	220,857	1,970,044
* #	Arris Group, Inc.	377,119	2,168,434
*	Art Technology Group, Inc.	406,364	1,373,510
	ASA International, Ltd.	640	2,832
* #	Ascendia Brands, Inc.	33,995	2,040
*	Aspen Technology, Inc.	279,189	3,126,917
*	Astea International, Inc.	2,800	12,880
	Astro-Med, Inc.	12,764	124,960
*	Asyst Technologies, Inc.	156,000	549,120
* #	Atari, Inc.	26,708	43,801
* #	Atheros Communications	156,996	3,818,143
	Atlantic Tele-Network, Inc.	20,353	625,855
*	Atmel Corp.	62,400	202,800
*	ATMI, Inc.	100,833	2,756,774
*	Authentidate Holding Corp.	97,700	69,367
*	Autobytel, Inc.	132,745	358,412
* #	Avanex Corp.	401,448	325,574
	Avici Systems, Inc.	42,048	322,508
* #	Avid Technology, Inc.	122,163	2,977,112
*	Aviza Technology, Inc.	67,330	62,954
*	Avocent Corp.	137,465	2,299,789
*	Aware, Inc.	78,492	313,183
*	Axcelis Technologies, Inc.	307,496	1,768,102
*	Axesstel, Inc.	35,283	9,526
*	AXS-One, Inc.	74,600	32,824
*	AXT, Inc.	98,090	541,457
* #	Bankrate, Inc.	56,957	2,407,003
*	BearingPoint, Inc.	586,461	950,067
	Bel Fuse, Inc. Class A	8,510	266,703
	Bel Fuse, Inc. Class B	27,943	762,006
*	Bell Industries, Inc.	8,500	6,800
*	Bell Microproducts, Inc.	94,771	317,483
*	Benchmark Electronics, Inc.	192,292	3,230,506
*	Bitstream, Inc.	7,200	38,160
	Black Box Corp.	47,702	1,478,762
	Blackbaud, Inc.	82,580	2,158,641
*	Blackboard, Inc.	90,064	2,591,141
*	Blonder Tongue Laboratories, Inc.	9,200	15,272
*	Blue Coat Systems, Inc.	85,172	1,999,839
	Bogen Communications International, Inc.	11,900	67,235
*	Bookham, Inc.	231,616	338,159
* #	Borland Software Corp.	224,887	438,530
*	Bottomline Technologies, Inc.	71,639	919,845

40

*	BPO Management Services, Inc.	176	$71
*	Brightpoint, Inc.	182,720	1,889,325
*	Broadcaster, Inc.	600	84
* #	BroadVision, Inc.	460,206	552,247
*	Brooks Automation, Inc.	216,134	2,178,631
*	BSQUARE Corp.	31,968	138,102
*	Cabot Microelectronics Corp.	68,424	2,291,520
*	CACI International, Inc. Class A	59,200	2,584,672
*	CalAmp Corp.	70,258	191,804
*	California Micro Devices Corp.	75,197	240,630
*	Callidus Software, Inc.	58,904	289,219
*	CallWave, Inc.	64,800	164,592
	CAM Commerce Solutions, Inc.	9,700	365,496
*	Captaris, Inc.	89,978	312,224
*	Cascade Microtech, Inc.	8,410	64,505
#	Cass Information Systems, Inc.	7,371	206,388
*	Catalyst Semiconductor, Inc.	52,102	208,929
*	Catapult Communications Corp.	45,691	285,112
*	Centillium Communications, Inc.	114,489	81,287
*	CEVA, Inc.	64,067	546,492
*	Checkpoint Systems, Inc.	113,800	2,753,960
*	Cherokee International Corp.	62,569	134,523
*	Chordiant Software, Inc.	101,200	582,912
*	Ciber, Inc.	154,712	711,675
*	Ciprico, Inc.	11,397	39,890
*	Cirrus Logic, Inc.	250,090	1,285,463
*	Clarus Corp.	32,100	202,230
*	Clearfield, Inc.	11,200	11,088
	CLST Holdings, Inc.	25,418	9,150
*	CMGI, Inc.	18,621	213,955
* #	CNET Networks, Inc.	553,785	4,020,479
* #	Cogent, Inc.	149,516	1,495,160
	Cognex Corp.	127,840	2,471,147
*	Coherent, Inc.	91,093	2,590,685
	Cohu, Inc.	65,598	1,025,953
	Comarco, Inc.	18,136	83,607
# ●	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	12,350	139,802
*	Computer Task Group, Inc.	47,700	200,817
*	Comtech Telecommunications Corp.	68,300	2,962,854
* #	Concur Technologies, Inc.	112,683	3,294,851
*	Concurrent Computer Corp.	189,900	151,920
* #	Conexant Systems, Inc.	948,824	502,877
* #	Convera Corp.	125,374	238,211
*	CPI International, Inc.	39,368	409,427
*	Cray, Inc.	22,502	105,984
*	Credence Systems Corp.	333,398	473,425
*	CSG Systems International, Inc.	129,232	1,466,783
*	CSP, Inc.	8,385	50,981
	CTS Corp.	82,559	800,822
*	CVD Equipment Corp.	11,029	38,271
*	Cyberoptics Corp.	27,611	287,707
*	Cybersource Corp.	197,588	2,886,761
*	Cymer, Inc.	118,986	3,370,873
#	Daktronics, Inc.	114,316	1,975,380

41

*	Data I/O Corp.	7,300	$34,748
*	Datalink Corp.	31,600	127,980
	Dataram Corp.	26,830	88,002
*	DataTRAK International, Inc.	6,800	12,172
*	Datawatch Corp.	3,832	13,220
*	DealerTrack Holdings, Inc.	77,922	1,595,063
*	Delphax Technologies, Inc.	6,100	2,135
*	Digi International, Inc.	71,526	753,169
*	Digimarc Corp.	63,965	573,766
* #	Digital River, Inc.	38,910	1,269,633
*	Diodes, Inc.	108,058	2,438,869
*	Ditech Networks, Inc.	109,212	298,149
*	Document Sciences Corp.	13,900	204,330
*	Dot Hill Systems Corp.	129,578	463,889
*	DSP Group, Inc.	83,000	962,800
*	DTS, Inc.	53,089	1,291,655
*	Dycom Industries, Inc.	119,366	1,365,547
*	Dynamics Research Corp.	27,808	268,625
* #	EarthLink, Inc.	365,297	2,641,097
*	Easylink Services International Corp.	3,800	10,716
* #	Echelon Corp.	120,810	1,356,696
*	EDGAR Online, Inc.	83,111	223,153
*	Edgewater Technology, Inc.	39,155	234,930
*	EFJ, Inc.	73,494	99,217
*	Elecsys Corp.	5,511	32,515
*	Electro Scientific Industries, Inc.	83,396	1,350,181
*	Electroglas, Inc.	60,300	103,716
*	Electronics for Imaging, Inc.	162,317	2,444,494
* #	Elixir Gaming Technologies, Inc.	282,714	825,525
* #	eLoyalty Corp.	29,189	299,187
* #	EMCORE Corp.	154,350	1,705,568
*	EMS Technologies, Inc.	44,168	1,271,597
*	Emulex Corp.	241,300	3,590,544
*	En Pointe Technologies, Inc.	6,100	14,457
*	Endwave Corp.	36,900	258,300
* #	Enliven Marketing Technologies Corp.	83,787	72,057
*	Entegris, Inc.	371,794	2,621,148
*	Entertainment Distribution Co., Inc.	206,577	121,880
*	Entorian Technologies, Inc.	145,395	205,007
*	Entrust, Inc.	180,989	454,282
*	Epicor Software Corp.	165,222	1,829,008
*	EPIQ Systems, Inc.	84,049	1,143,066
*	ePlus, Inc.	24,690	246,900
*	eSpeed, Inc.	87,880	1,020,287
*	ESS Technology, Inc.	105,900	160,968
* #	Euronet Worldwide, Inc.	110,036	2,376,778
*	Evans & Sutherland Computer Corp.	11,943	12,062
*	Evolving Systems, Inc.	11,000	25,630
*	Exar Corp.	118,838	934,067
*	Excel Technology, Inc.	28,972	746,898
*	Extreme Networks, Inc.	340,314	1,024,345
#	Fair Isaac Corp.	79,973	1,855,374
*	Fairchild Semiconductor Corp. Class A	163,972	1,828,288
*	FalconStor Software, Inc.	140,405	1,168,170
*	Faro Technologies, Inc.	41,970	1,374,518

42

*	FEI Co.	99,154	$2,021,750
* #	Finisar Corp.	915,918	1,474,628
*	Forgent Networks, Inc.	67,680	52,790
*	FormFactor, Inc.	95,834	1,718,304
*	Forrester Research, Inc.	65,587	1,747,238
* #	FortuNet, Inc.	3,718	25,543
	Frequency Electronics, Inc.	18,800	161,492
*	FSI International, Inc.	90,939	148,231
*	Gartner Group, Inc.	88,200	1,667,862
*	Gerber Scientific, Inc.	61,800	537,660
#	Gevity HR, Inc.	80,810	564,054
*	Giga-Tronics, Inc.	4,500	6,660
*	Globecomm Systems, Inc.	37,253	328,199
*	Goldleaf Financial Solutions, Inc.	57,085	151,846
*	Greenfield Online, Inc.	74,200	1,003,926
*	GSE Systems, Inc.	38,896	400,629
*	GTSI Corp.	31,222	256,645
*	Guidance Software, Inc.	17,449	188,100
*	Halifax Corp.	1,000	1,600
*	Harmonic, Inc.	232,347	2,070,212
*	Harris Stratex Networks, Inc. Class A	72,616	729,065
*	Hauppauge Digital, Inc.	32,457	139,565
#	Heartland Payment Systems, Inc.	107,197	2,361,550
*	hi/fn, Inc.	45,100	247,599
*	Hittite Microwave Corp.	90,710	3,003,408
*	Hutchinson Technology, Inc.	77,500	1,302,000
*	Hypercom Corp.	168,500	625,135
* #	I.D. Systems, Inc.	33,870	241,832
* #	i2 Technologies, Inc.	62,200	808,600
	iBasis, Inc.	124,863	506,944
* #	Ibis Technology Corp.	27,000	10,260
*	iCAD, Inc.	3,500	8,750
*	iGATE Capital Corp.	151,665	1,201,187
*	Ikanos Communications	16,840	76,790
* #	ImageWare Systems, Inc.	45,400	61,290
*	I-many, Inc.	110,892	308,280
	Imation Corp.	98,801	2,227,963
#	Imergent, Inc.	37,362	410,982
* #	Immersion Corp.	75,600	637,308
*	InFocus Corp.	123,013	220,193
*	Informatica Corp.	257,957	4,503,929
	InfoSpace, Inc.	89,946	916,550
	infoUSA, Inc.	128,949	981,302
*	Innodata Isogen, Inc.	70,793	389,362
*	Innovex, Inc.	51,200	16,384
*	InPlay Technologies, Inc.	9,800	9,898
*	Insight Enterprises, Inc.	130,041	2,279,619
*	Insightful Corp.	6,100	7,015
*	InsWeb Corp.	1,533	17,093
	Integral Systems, Inc.	32,175	783,140
*	Integrated Silicon Solution, Inc.	74,354	443,893
*	Intelli-Check, Inc.	39,587	122,720
*	Intelligent Systems Corp.	14,381	44,581
*	Intelligroup, Inc.	29,800	74,500
*	Interactive Intelligence, Inc.	49,241	702,177

43

*	Interlink Electronics, Inc.	35,200	$51,040
*	Intermec, Inc.	177,800	3,918,712
* #	Internap Network Services Corp.	140,500	983,500
*	Internet Capital Group, Inc.	112,131	975,540
*	Interphase Corp.	19,339	110,232
*	Intervoice, Inc.	112,807	797,545
*	Interwoven, Inc.	125,723	1,703,547
*	Intest Corp.	27,232	58,276
*	Intevac, Inc.	62,436	801,678
*	IntriCon Corp.	15,310	104,567
*	INX, Inc.	10,200	81,600
*	Iomega Corp.	162,195	494,695
*	iPass, Inc.	146,989	408,629
*	iPCS, Inc.	30,602	580,520
*	Iteris, Inc.	65,196	176,029
*	Ixia	174,828	1,312,958
*	IXYS Corp.	98,524	694,594
*	j2 Global Communications, Inc.	139,864	3,009,873
*	Jaco Electronics, Inc.	6,475	7,641
*	JDA Software Group, Inc.	71,012	1,212,175
*	Jupitermedia Corp.	105,569	347,322
	Keithley Instruments, Inc.	45,870	415,124
*	Kemet Corp.	204,523	1,014,434
*	Key Tronic Corp.	29,877	95,009
*	Keynote Systems, Inc.	33,400	362,056
*	Kintera, Inc.	44,436	41,770
*	Kopin Corp.	200,510	545,387
*	Kratos Defense & Security Solutions, Inc.	177,204	322,511
*	Kulicke & Soffa Industries, Inc.	169,286	871,823
*	KVH Industries, Inc.	40,428	350,915
* #	L-1 Identity Solutions, Inc.	206,539	2,470,206
*	Lantronix, Inc.	14,000	10,080
*	LaserCard Corp.	35,724	331,519
*	Lattice Semiconductor Corp.	331,183	854,452
* #	Lawson Software, Inc.	562,760	4,389,528
*	Leadis Technolgies, Inc.	6,400	12,672
*	LeCroy Corp.	36,864	290,857
*	LightPath Technologies, Inc.	1,850	3,460
*	Lionbridge Technologies, Inc.	163,246	579,523
*	Littlefuse, Inc.	65,856	2,052,732
*	Logic Devices, Inc.	6,400	6,912
*	LogicVision, Inc.	49,941	35,408
*	Logility, Inc.	40,957	447,250
*	LoJack Corp.	54,500	680,160
*	LookSmart, Ltd.	74,072	267,400
*	Loral Space & Communications, Inc.	61,243	1,485,755
* #	LTX Corp.	186,096	604,812
* #	Lumera Corp.	60,684	144,428
*	Luna Innovations, Inc.	19,297	130,255
*	Macrovision Corp.	144,593	2,210,827
*	Magma Design Automation, Inc.	111,283	1,092,799
*	Management Network Group, Inc.	72,722	155,625
*	Manatron, Inc.	1,102	12,695
*	Manhattan Associates, Inc.	78,562	1,733,078
*	ManTech International Corp. Class A	55,900	2,464,072

44

#	Marchex, Inc. Class B	85,831	$757,888
*	Mastec, Inc.	189,250	1,648,368
*	Mattson Technology, Inc.	164,545	977,397
	Maximus, Inc.	62,100	2,255,472
* #	Maxwell Technologies, Inc.	47,979	499,461
*	MDI, Inc.	10,133	5,574
* #	Mechanical Technology, Inc.	86,270	61,252
*	MedQuist, Inc.	15,960	151,620
*	Mentor Graphics Corp.	242,586	2,207,533
*	Mercury Computer Systems, Inc.	64,100	410,881
*	Merix Corp.	55,793	151,757
	Mesa Laboratories, Inc.	10,826	259,824
	Methode Electronics, Inc.	104,520	1,113,138
	Micrel, Inc.	217,157	1,596,104
*	Microsemi Corp.	202,902	4,413,119
*	MicroStrategy, Inc.	27,500	1,829,300
*	Microtune, Inc.	156,747	790,005
* #	Midway Games, Inc.	279,700	559,400
* #	Mindspeed Technologies, Inc.	353,770	205,187
* #	MIPS Technologies, Inc.	133,600	495,656
*	MIVA, Inc.	107,512	225,775
*	MKS Instruments, Inc.	163,107	3,276,820
*	Mobility Electronics, Inc.	96,612	131,392
	Mocon, Inc.	19,009	205,107
*	Moldflow Corp.	34,512	574,970
*	Monolithic Power Systems	89,119	1,482,940
* #	MoSys, Inc.	101,524	477,163
* #	Motive, Inc.	22,900	36,640
*	MPS Group, Inc.	279,900	3,190,860
*	MRV Communications, Inc.	416,011	665,618
*	MSC. Software Corp.	125,777	1,593,595
*	MTM Technologies, Inc.	4,600	2,070
	MTS Systems Corp.	52,187	1,627,713
*	Multi-Fineline Electronix, Inc.	67,572	1,437,256
*	Nanometrics, Inc.	44,426	282,994
*	Napco Security Systems, Inc.	58,560	322,080
*	Napster, Inc.	3,129	5,757
*	NCI, Inc.	12,390	219,551
*	NeoMagic Corp.	43,418	57,312
* #	Neonode, Inc.	680	2,237
*	NETGEAR, Inc.	99,193	2,164,391
* #	Netlogic Microsystems, Inc.	58,678	1,384,801
*	NetManage, Inc.	28,694	136,297
*	NetScout Systems, Inc.	90,350	839,352
*	Network Engines, Inc.	117,477	169,167
* #	Network Equipment Technologies, Inc.	84,300	480,510
*	Newport Corp.	115,412	1,212,980
	NIC, Inc.	184,065	1,108,071
*	NMS Communications Corp.	149,300	189,611
*	Novatel Wireless, Inc.	86,502	915,191
*	Nu Horizons Electronics Corp.	42,055	249,807
*	NumereX Corp. Class A	24,960	198,682
* #	NYFIX, Inc.	69,114	335,894
	O.I. Corp.	3,540	36,356
* #	Oculus Innovative Sciences, Inc.	8,650	49,478

45

* #	Omniture, Inc.	82,325	$1,891,829
* #	OmniVision Technologies, Inc.	134,900	2,139,514
*	Omtool, Ltd.	3,470	9,785
* #	On2 Technologies, Inc.	262,300	280,661
*	Online Resources Corp.	73,670	754,381
*	Onvia, Inc.	15,469	118,338
*	OpenTV Corp.	33,663	45,108
	Openwave Systems, Inc.	294,252	606,159
*	Oplink Communications, Inc.	61,500	764,445
*	OPNET Technologies, Inc.	63,011	501,568
	OPTi, Inc.	11,000	30,250
*	Optical Cable Corp.	13,800	56,718
*	Orthovita, Inc.	41,496	119,094
*	OSI Systems, Inc.	43,500	920,025
*	Overland Storage, Inc.	39,267	52,618
*	OYO Geospace Corp.	19,011	915,190
*	Packeteer, Inc.	102,448	457,943
* #	Palm, Inc.	241,996	1,565,714
*	PAR Technology Corp.	30,269	239,730
* #	Parametric Technology Corp.	70,074	1,072,833
	Park Electrochemical Corp.	56,150	1,322,333
* #	Parkervision, Inc.	72,886	633,379
*	PC Connection, Inc.	81,741	811,688
*	PC-Tel, Inc.	64,900	433,532
*	PDF Solutions, Inc.	85,956	489,949
*	Peerless Systems Corp.	22,500	45,000
	Pegasystems, Inc.	98,767	928,410
*	Perceptron, Inc.	21,468	253,322
*	Perficient, Inc.	86,237	728,703
*	Performance Technologies, Inc.	36,600	171,654
*	Pericom Semiconductor Corp.	68,136	908,253
*	Perot Systems Corp.	25,360	349,714
*	Pervasive Software, Inc.	66,787	255,794
*	Pfsweb, Inc.	32,042	31,401
*	Phoenix Technologies, Ltd.	69,036	1,139,784
*	Photon Dynamics, Inc.	48,189	498,756
*	Photronics, Inc.	116,926	1,177,445
*	Pinnacle Data Systems, Inc.	4,400	9,900
*	Pixelworks, Inc.	44,400	33,744
*	Planar Systems, Inc.	47,000	219,020
*	PlanetOut, Inc.	3,410	12,890
	Plantronics, Inc.	152,000	2,866,720
*	PLATO Learning, Inc.	71,069	270,062
* #	Plexus Corp.	111,561	2,763,366
*	PLX Technology, Inc.	89,838	580,353
*	PMC-Sierra, Inc.	623,954	2,988,740
*	Power Integrations, Inc.	72,100	1,896,230
* #	Powerwave Technologies, Inc.	289,994	829,383
*	Presstek, Inc.	105,598	496,311
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	113,203	3,230,814
	QAD, Inc.	93,818	819,969
#	Quality Systems, Inc.	76,418	2,489,698
	Qualstar Corp.	6,057	21,200
*	Quantum Corp.	543,200	1,358,000

46

*	Quest Software, Inc.	311,330	$4,430,226
*	QuickLogic Corp.	92,095	275,364
* #	Rackable Systems, Inc.	65,400	604,296
*	Radiant Systems, Inc.	85,934	1,227,138
*	RadiSys Corp.	64,862	616,838
*	Radyne Corp.	29,400	268,716
* #	RAE Systems, Inc.	167,000	384,100
*	Rambus, Inc.	12,800	230,784
*	Ramtron International Corp.	74,932	293,733
*	RealNetworks, Inc.	393,619	2,302,671
	Relm Wireless Corp.	41,566	93,524
	REMEC, Inc.	62,445	61,196
	Renaissance Learning, Inc.	81,575	1,073,527
* #	Research Frontiers, Inc.	4,300	32,465
*	RF Micro Devices, Inc.	789,745	2,487,697
*	RF Monolithics, Inc.	26,389	140,126
	Richardson Electronics, Ltd.	43,425	187,596
*	RightNow Technologies, Inc.	91,308	1,043,650
*	Rimage Corp.	28,840	663,897
*	Rofin-Sinar Technologies, Inc.	87,154	3,431,253
*	Rogers Corp.	46,000	1,457,280
*	Rudolph Technologies, Inc.	84,699	737,728
*	S1 Corp.	184,911	1,309,170
*	Saba Software, Inc.	83,436	284,517
*	Safeguard Scientifics, Inc.	360,500	555,170
*	Sanmina-SCI Corp.	341,458	563,406
*	Sapient Corp.	356,607	2,631,760
* #	SatCon Technology Corp.	101,496	195,887
*	ScanSource, Inc.	70,300	2,388,091
*	Schmitt Industries, Inc.	2,366	14,527
*	Scientific Learning Corp.	16,660	83,467
*	SCM Microsystems, Inc.	50,472	150,407
*	Seachange International, Inc.	83,573	493,081
*	Secure Computing Corp.	185,442	1,505,789
*	Selectica, Inc.	74,960	110,191
* #	Semitool, Inc.	93,667	736,223
*	Semtech Corp.	200,457	2,553,822
*	SI International, Inc.	34,343	854,454
* #	Sigma Designs, Inc.	63,600	1,873,020
*	Sigmatel, Inc.	91,310	265,712
*	Sigmatron International, Inc.	2,200	15,884
*	Silicon Image, Inc.	227,005	1,039,683
*	Silicon Laboratories, Inc.	62,376	1,930,537
*	Silicon Storage Technology, Inc.	293,000	829,190
*	Simulations Plus, Inc.	36,778	100,036
*	SiRF Technology Holdings, Inc.	87,224	564,339
*	Skyworks Solutions, Inc.	489,193	4,040,734
*	SM&A	52,900	327,451
* #	Smith Micro Software, Inc.	86,209	441,390
*	Sonic Foundry, Inc.	111,300	83,475
* #	Sonic Solutions, Inc.	75,692	683,499
*	SonicWALL, Inc.	172,700	1,438,591
* #	Sonus Networks, Inc.	723,270	2,401,256
* #	Sourcefire, Inc.	24,200	145,200
*	SourceForge, Inc.	216,271	371,986

47

*	Spectrum Control, Inc.	38,422	$346,182
*	SPSS, Inc.	54,742	2,081,838
*	SRA International, Inc.	120,300	2,887,200
*	SRS Labs, Inc.	52,083	229,165
*	Stamford Industrial Group, Inc.	22,200	37,962
*	Standard Microsystems Corp.	63,117	1,789,367
	StarTek, Inc.	40,300	346,983
* #	STEC, Inc.	138,215	1,006,205
*	SteelCloud, Inc.	11,500	9,775
* #	Stratasys, Inc.	58,900	1,104,964
*	SumTotal Systems, Inc.	78,717	357,375
*	Sunair Electronics, Inc.	7,600	12,844
*	Sunrise Telecom, Inc.	18,500	31,450
*	Supertex, Inc.	37,700	780,390
*	SupportSoft, Inc.	142,571	500,424
*	Sycamore Networks, Inc.	769,388	2,685,164
*	Sykes Enterprises, Inc.	121,187	2,034,730
*	Symmetricom, Inc.	155,467	531,697
* #	Synaptics, Inc.	74,100	1,985,139
* #	Synchronoss Technologies, Inc.	66,209	1,064,641
*	SYNNEX Corp.	80,100	1,666,881
*	Synplicity, Inc.	85,381	473,865
#	Syntel, Inc.	114,082	3,106,453
*	Taitron Components, Inc.	4,900	7,840
* #	Take-Two Interactive Software, Inc.	219,901	5,827,377
*	Technical Communications Corp.	400	2,620
	Technitrol, Inc.	113,100	2,489,331
*	Technology Solutions Co.	1,500	3,915
*	TechTeam Global, Inc.	28,452	248,955
* #	Techwell, Inc.	33,396	333,292
*	Tekelec	191,792	2,284,243
*	TeleCommunication Systems, Inc.	102,399	317,437
* #	Telkonet, Inc.	173,200	142,024
*	Telular Corp.	57,375	201,960
* #	Terremark Worldwide, Inc.	157,945	789,725
*	Tessco Technologies, Inc.	18,503	301,414
*	Tessera Technologies, Inc.	130,745	3,080,352
* #	The Knot, Inc.	51,645	596,500
	TheStreet.com, Inc.	80,325	727,745
*	Think Partnership, Inc.	221,259	225,684
*	ThinkEngine Networks, Inc.	7,700	3,696
*	THQ, Inc.	12,312	230,358
*	TIBCO Software, Inc.	223,472	1,575,478
*	Tier Technologies, Inc. Class B	54,800	441,140
*	TII Network Technologies, Inc.	10,660	17,376
*	TNS, Inc.	62,110	1,108,664
*	Tollgrade Communications, Inc.	42,413	234,120
*	Track Data Corp.	21,535	35,963
*	Transact Technologies, Inc.	28,418	138,680
*	Transcat, Inc.	5,900	44,191
*	Transwitch Corp.	194,405	126,363
* #	Travelzoo, Inc.	45,000	454,500
*	Trident Microsystems, Inc.	161,664	806,703
	Trio-Tech International	8,869	47,449
*	Triquint Semiconductor, Inc.	386,519	1,824,370

48

*	Troy Group, Inc.	13,200	$52,404
	TSR, Inc.	6,988	29,664
*	TTM Technologies, Inc.	106,400	1,172,528
*	Tumbleweed Communications Corp.	167,495	214,394
*	Tyler Technologies, Inc.	115,200	1,595,520
*	Ulticom, Inc.	111,530	780,710
*	Ultimate Software Group, Inc.	69,799	1,902,721
*	Ultra Clean Holdings, Inc.	50,349	483,350
*	Ultratech, Inc.	67,299	648,089
*	Unica Corp.	42,893	322,984
	United Online, Inc.	183,803	1,834,354
* #	Universal Display Corp.	90,416	1,540,689
* #	UTStarcom, Inc.	330,357	931,607
* #	Veeco Instruments, Inc.	86,500	1,340,750
*	Verint Systems, Inc.	88,434	1,337,122
* #	Vertical Communications, Inc.	1,200	598
*	Viasat, Inc.	80,291	1,683,702
*	Vicon Industries, Inc.	14,400	78,480
*	Video Display Corp.	11,784	92,976
*	Vignette Corp.	84,776	1,072,416
*	Virage Logic Corp.	64,827	416,189
*	Vishay Intertechnology, Inc.	44,400	405,372
* #	Vitesse Semiconductor, Inc.	546,153	453,307
*	Vocus, Inc.	34,116	837,889
*	Volterra Semiconductor Corp.	56,076	485,057
* #	Vyyo, Inc.	59,599	86,419
	Wayside Technology Group, Inc.	6,376	64,079
*	Websense, Inc.	124,272	2,419,576
*	Website Pros, Inc.	63,604	702,188
*	Westell Technologies, Inc.	168,119	295,889
*	White Electronics Designs Corp.	75,793	317,573
*	Wind River Systems, Inc.	230,683	1,667,838
*	Winland Electronics, Inc.	5,100	11,654
*	Wireless Telecom Group, Inc.	66,460	108,994
*	Wireless Xcessories Group, Inc.	9,500	13,490
*	WJ Communications, Inc.	181,859	130,938
*	WPCS International, Inc.	11,970	77,566
*	Wright Express Corp.	78,450	2,270,343
* #	X-Rite, Inc.	90,763	743,349
*	Zhone Technologies, Inc.	321,806	347,550
*	ZILOG, Inc.	54,368	181,589
* #	Zix Corp.	140,098	549,184
*	Zones, Inc.	14,371	133,363
*	Zoran Corp.	150,035	2,059,981
*	Zygo Corp.	53,680	683,883
Total Information Technology			485,754,091

Materials — (4.6%)
	A. Schulman, Inc.	73,755	1,507,552
	A.M. Castle & Co.	53,437	1,187,905
*	AEP Industries, Inc.	23,117	702,526
#	AMCOL International Corp.	85,875	2,474,918
*	American Pacific Corp.	16,430	264,687
#	American Vanguard Corp.	74,889	1,131,573
*	Amerigon, Inc.	45,720	830,275

49

	Arch Chemicals, Inc.	69,942	$2,441,675
*	Arrowhead Research Corp.	67,776	165,373
*	Atlantis Plastics, Inc.	4,300	2,193
	Balchem Corp.	49,337	988,713
* #	Basin Water, Inc.	39,173	304,374
*	Brush Engineered Materials, Inc.	58,223	1,617,435
*	Buckeye Technologies, Inc.	104,883	1,133,785
#	Calgon Carbon Corp.	129,600	2,117,664
*	Canyon Resources Corp.	35,659	16,047
*	Caraustar Industries, Inc.	87,585	192,687
* #	Century Aluminum Co.	100,090	6,618,952
	Chemtura Corp.	8,100	66,906
	Chesapeake Corp.	54,002	189,007
* #	Coeur d’Alene Mines Corp.	859,600	4,143,272
	Compass Minerals International, Inc.	93,100	5,299,252
* #	Constar International, Inc.	40,577	117,673
*	Continental Materials Corp.	300	7,035
*	Core Molding Technologies, Inc.	34,384	244,126
	Deltic Timber Corp.	35,733	1,698,747
*	Detrex Corp.	500	3,875
#	Eagle Materials, Inc.	83,000	2,951,480
#	Empire Resources, Inc.	29,305	143,888
	Ferro Corp.	123,330	1,985,613
	Flamemaster Corp.	189	1,068
* #	Flotek Industries, Inc.	52,572	1,194,962
	Friedman Industries, Inc.	21,781	111,954
#	General Maritime Corp.	32,900	774,466
* #	General Moly, Inc.	113,410	1,212,353
#	Georgia Gulf Corp.	93,500	566,610
	Gibraltar Industries, Inc.	91,804	1,003,418
	Glatfelter Co.	96,900	1,276,173
*	Graphic Packaging Corp.	620,100	1,909,908
*	H&E Equipment Services, Inc.	24,213	377,723
	H.B. Fuller Co.	170,218	3,872,460
	Hawkins, Inc.	35,150	518,814
*	Haynes International, Inc.	22,107	1,255,899
* #	Headwaters, Inc.	115,700	1,418,482
* #	Hecla Mining Co.	349,800	4,022,700
	Hercules, Inc.	194,000	3,554,080
*	ICO, Inc.	73,742	574,450
*	Impreso, Inc.	5,200	13,520
#	Innophos Holdings, Inc.	15,800	208,876
*	Ion Geophysical Corp.	241,100	3,204,219
	Kaiser Aluminum Corp.	57,421	4,211,830
	KMG Chemicals, Inc.	21,365	347,395
	Koppers Holdings, Inc.	31,200	1,303,224
	Kronos Worldwide, Inc.	18,322	338,957
*	Landec Corp.	76,700	719,446
	Louisiana-Pacific Corp.	194,900	2,120,512
* #	LSB Industries, Inc.	41,600	992,160
*	Material Sciences Corp.	42,535	313,908
*	Maxxam, Inc.	10,790	312,910
	Metal Management, Inc.	66,100	4,010,287
	Minerals Technologies, Inc.	52,700	3,176,756
* #	Mines Management, Inc.	44,900	188,580

50

*	Mod-Pac Corp.	7,627	$47,211
	Myers Industries, Inc.	106,996	1,302,141
*	Nanophase Technologies Corp.	55,148	175,922
	Neenah Paper, Inc.	18,215	474,501
#	Nevada Chemicals, Inc.	17,187	149,527
	NewMarket Corp.	45,600	3,052,920
#	NL Industries, Inc.	129,090	1,401,917
	NN, Inc.	50,975	496,497
*	Northern Technologies International Corp.	6,025	47,477
*	Northwest Pipe Co.	25,164	1,050,345
	Olin Corp.	210,352	4,042,965
	Olympic Steel, Inc.	22,800	941,640
*	OM Group, Inc.	90,700	5,490,071
*	OMNOVA Solutions, Inc.	126,094	491,767
	Penford Corp.	25,400	556,006
*	Peoplesupport, Inc.	36,100	419,121
*	PolyOne Corp.	238,200	1,548,300
	Quaker Chemical Corp.	30,120	707,820
	Quanex Corp.	98,872	5,086,964
*	Rock of Ages Corp.	4,400	21,428
	Rock-Tenn Co. Class A	111,200	2,983,496
*	Rosetta Resources, Inc.	73,881	1,511,605
#	Royal Gold, Inc.	80,035	2,521,903
* #	RTI International Metals, Inc.	57,500	3,155,025
	Schnitzer Steel Industries, Inc. Class A	64,051	4,193,419
	Schweitzer-Maudoit International, Inc.	43,300	994,601
	Sensient Technologies Corp.	131,600	3,545,304
	Silgan Holdings, Inc.	97,469	4,555,701
*	Solitario Resources Corp.	100	578
	Spartech Corp.	86,900	1,231,373
	Stepan Co.	25,500	869,550
* #	Stillwater Mining Co.	261,300	5,364,489
*	Symyx Technologies, Inc.	86,200	564,610
#	Synalloy Corp.	12,536	163,469
#	Texas Industries, Inc.	62,100	3,576,960
	Tronox, Inc. Class A	39,100	174,777
	Tronox, Inc. Class B	13,100	57,771
*	U.S. Concrete, Inc.	113,800	454,062
	U.S. Energy Corp.	10,000	39,300
*	U.S. Gold Corp.	133,000	466,830
*	UFP Technologies, Inc.	3,500	21,070
*	United States Lime & Minerals, Inc.	9,096	272,425
*	Universal Stainless & Alloy Products, Inc.	18,824	572,061
	Valhi, Inc.	13,478	260,530
	Vulcan International Corp.	700	39,550
* #	W.R. Grace & Co.	81,776	1,736,104
	Wausau Paper Corp.	140,626	1,102,508
*	Webco Industries, Inc.	600	67,200
	Wellman, Inc.	84,575	4,229
	Westlake Chemical Corp.	107,900	1,741,506
*	Williams Industries, Inc.	1,200	2,688
#	Worthington Industries, Inc.	165,729	2,915,173
* #	Zoltek Companies, Inc.	75,800	1,734,304
Total Materials			160,056,019

51

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	$—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	753
# ●	EquiMed, Inc.	2,250	—
* ●	iGo Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	92
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
* ●	Tripos Escrow Shares	220	53
Total Other			1,312

Real Estate Investment Trusts — (0.0%)
	Potlatch Corp.	12,337	509,148

Telecommunication Services — (0.8%)
	Alaska Communications Systems Group, Inc.	121,343	1,374,816
*	Arbinet-thexchange, Inc.	49,712	248,560
*	Cbeyond, Inc.	66,118	1,083,674
*	Centennial Communications Corp.	320,352	1,688,255
*	Cincinnati Bell, Inc.	706,500	2,741,220
* #	Cogent Communications Group, Inc.	142,913	2,783,945
	Consolidated Communications Holdings, Inc.	76,080	1,096,313
	D&E Communications, Inc.	46,806	509,717
#	FairPoint Communications, Inc.	91,100	896,424
*	FiberTower Corp.	280,972	421,458
*	General Communications, Inc. Class A	155,451	900,061
* #	GoAmerica, Inc.	56	330
	Hickory Tech Corp.	39,345	360,400
	IDT Corp.	38,578	225,681
	IDT Corp. Class B	187,900	1,101,094
#	Iowa Telecommunications Services, Inc.	75,200	1,190,416
* #	LCC International, Inc. Class A	69,875	114,595
*	Metro One Telecommunications, Inc.	5,337	5,657
*	Nexstar Broadcasting Group, Inc.	25,227	186,680
* #	Nextwave Wireless, Inc.	10,400	56,056
*	Occam Networks, Inc.	5,766	33,443
*	PAETEC Holding Corp.	251,286	1,939,928
*	Point.360	12,424	21,742
*	Premiere Global Services, Inc.	196,637	2,778,481
*	Rural Cellular Corp. Class A	47,195	2,077,996
	Shenandoah Telecommunications Co.	600	8,934
*	Spark Networks, Inc.	13,900	65,608
	SureWest Communications	40,512	509,236
*	Syniverse Holdings, Inc.	128,822	2,183,533
* #	Terrestar Corp.	36,311	195,716
*	USA Mobility, Inc.	36,200	380,100
* #	Vonage Holdings Corp.	20,215	37,398
	Warwick Valley Telephone Co.	300	3,351
*	Xeta Corp.	16,417	69,116
Total Telecommunication Services			27,289,934

Utilities — (2.5%)
	ALLETE, Inc.	87,066	3,137,859
*	AMEN Properties, Inc.	1,975	14,615
	American States Water Co.	48,831	1,589,449

52

*	Aquila, Inc.	1,062,800	$3,464,728
	Artesian Resources Corp. Class A	6,222	117,471
	Avista Corp.	150,550	2,746,032
#	Black Hills Corp.	107,658	3,849,850
*	Cadiz, Inc.	11,235	167,626
	California Water Service Group	59,195	2,226,916
	Central Vermont Public Service Corp.	31,550	755,623
	CH Energy Group, Inc.	45,350	1,622,623
	Chesapeake Utilities Corp.	21,210	607,879
	Cleco Corp.	165,087	3,782,143
	Connecticut Water Services, Inc.	24,971	600,553
	Delta Natural Gas Co., Inc.	7,020	179,150
*	El Paso Electric Co.	131,500	2,690,490
	Empire District Electric Co.	86,800	1,780,268
	Energy West, Inc.	5,700	53,580
	EnergySouth, Inc.	22,804	1,157,531
* #	Environmental Power Corp.	29,836	147,091
	Florida Public Utilities Co.	6,033	72,094
#	Hawaiian Electric Industries, Inc.	147,100	3,303,866
#	IDACORP, Inc.	117,900	3,513,420
	ITC Holdings Corp.	82,728	4,409,402
	Laclede Group, Inc.	63,300	2,161,695
*	Maine & Maritimes Corp.	2,000	64,400
#	MGE Energy, Inc.	60,027	1,894,452
	Middlesex Water Co.	38,008	716,451
	New Jersey Resources Corp.	77,700	3,574,977
	Nicor, Inc.	42,160	1,437,656
	Northwest Natural Gas Co.	80,700	3,392,628
	NorthWestern Corp.	70,329	1,813,785
#	Ormat Technologies, Inc.	78,000	3,405,480
	Otter Tail Corp.	84,460	2,740,727
#	Piedmont Natural Gas Co.	92,500	2,275,500
	PNM Resources, Inc.	146,771	1,737,769
	Portland General Electric Co.	134,400	3,135,552
	RGC Resources, Inc.	3,464	96,126
#	SJW Corp.	51,850	1,566,907
	South Jersey Industries, Inc.	83,728	2,860,986
	Southern Union Co.	1	19
	Southwest Gas Corp.	116,500	2,981,235
#	Southwest Water Co.	71,467	783,993
	UIL Holdings Corp.	67,566	1,985,765
	Unisource Energy Corp.	99,085	2,343,360
	Unitil Corp.	7,010	187,868
	WGL Holdings, Inc.	136,772	4,265,919
	York Water Co.	4,569	70,363
Total Utilities			87,483,872

TOTAL COMMON STOCKS			2,736,135,730

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	48
●	CSF Holding, Inc. Litigation Rights	3,250	—
*	Del Global Technologies Corp. Warrants 03/28/08	971	971
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—

53

*	Federal-Mogul Corp. Warrants 12/27/14	4,373	$21,865
* ●	Imperial Credit Industries, Inc. Warrants 01/31/08	22	—
* ●	Mossimo, Inc. Contingent Rights	16,100	—
*	Security Bank Corp. Rights 03/10/08	32,512	1,829
* ●	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			24,713

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $46,305,000 FNMA 6.50%, 08/01/37, valued at $45,423,585) to be repurchased at $44,751,962	$44,741	44,741,000

SECURITIES LENDING COLLATERAL — (20.2%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $747,470,017 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 10/01/20 to 01/01/38, valued at $633,271,192) to be repurchased at $614,987,791	614,826	614,826,399
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $40,728,540 FNMA 5.000%, 01/01/19 & 10/01/20, valued at $27,412,333) to be repurchased at $26,518,688	26,512	26,511,729
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $86,361,096 FNMA 5.824%(r), 03/01/36 & 6.227%(r), 09/01/36, valued at $63,738,599) to be repurchased at $61,895,432	61,879	61,879,086

TOTAL SECURITIES LENDING COLLATERAL			703,217,214

TOTAL INVESTMENTS - (100.0%) (Cost $3,674,808,540) ##			$3,484,118,657

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,736,124,356
Level 2 – Other Significant Observable Inputs	747,994,301
Level 3 – Significant Unobservable Inputs	—
Total	$3,484,118,657

54

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.6%)
COMMON STOCKS — (4.6%)
#	ABC Learning Centres, Ltd.	82,857	$165,177
	Amcor, Ltd.	1,287,900	8,425,727
	Amcor, Ltd. Sponsored ADR	77,103	2,042,505
	Ansell, Ltd.	180,151	2,124,747
	APN News & Media, Ltd.	509,371	2,334,897
	Australia & New Zealand Banking Group, Ltd.	2,744,157	55,375,377
	AXA Asia Pacific Holdings, Ltd.	2,171,146	11,564,208
#	Bendigo Bank, Ltd.	140,341	1,308,901
	BlueScope Steel, Ltd.	1,701,744	17,022,792
#	Boral, Ltd.	1,138,097	6,326,502
	Brickworks, Ltd.	78,415	716,882
	Caltex Australia, Ltd.	265,507	3,604,356
#	Challenger Financial Services Group, Ltd.	292,453	584,826
	Commonwealth Bank of Australia	2,014,458	78,007,626
*	Crown, Ltd.	171,766	1,856,099
#	CSR, Ltd.	1,545,200	4,814,212
	Downer EDI, Ltd.	234,820	1,341,124
#	Fairfax Media, Ltd.	1,901,264	6,798,840
	Foster’s Group, Ltd.	4,375,240	21,556,203
	Futuris Corp., Ltd.	554,683	1,027,052
	Goodman Fielder, Ltd.	1,645,429	2,841,716
#	Insurance Australia Group, Ltd.	2,618,839	9,091,826
	Lend Lease Corp., Ltd.	662,249	8,459,270
#	Metcash, Ltd.	400,000	1,539,594
	National Australia Bank, Ltd.	2,937,832	77,651,985
	Oil Search, Ltd.	1,137,693	4,456,249
	Onesteel, Ltd.	540,224	3,505,712
	Origin Energy, Ltd.	1,611,870	13,137,270
#	Publishing and Broadcasting, Ltd.	190,851	775,135
	Qantas Airways, Ltd.	2,105,647	8,189,411
#	Santos, Ltd.	963,422	11,419,730
#	Seven Network, Ltd.	195,723	2,040,125
#	Sims Group, Ltd.	125,767	3,759,322
	Suncorp-Metway, Ltd.	1,277,703	16,390,663
#	Symbion Health, Ltd.	1,381,525	5,260,571
	TABCORP Holdings, Ltd.	1,205,999	17,001,285
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	810,554
	Zinifex, Ltd.	497,511	5,005,588

TOTAL — AUSTRALIA			418,334,059

1

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Erste Bank der Oesterreichischen Sparkassen AG	270,644	$15,659,913
	OMV AG	457,110	33,028,271
	Wienerberger AG	221,811	10,705,825

TOTAL — AUSTRIA			59,394,009

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Ackermans & Van Haaren	26,443	2,713,408
	Delhaize Group	225,915	17,109,001
	Delhaize Group Sponsored ADR	52,900	3,996,066
	Dexia SA	1,535,241	36,093,535
	Fortis	161,731	3,572,999
	UCB SA	38,029	1,802,659
TOTAL COMMON STOCKS			65,287,668

RIGHTS/WARRANTS — (0.0%)
*	Cumerio NV SA- Strip	2,009	31
*	Umicore Strip VVPR Rights	10,045	305
TOTAL RIGHTS/WARRANTS			336

TOTAL — BELGIUM			65,288,004

CANADA — (6.4%)
COMMON STOCKS — (6.4%)
	Astral Media, Inc. Class A	40,138	1,532,116
#	Bank of Montreal	375,400	18,997,891
	Barrick Gold Corp.	1,637,120	84,978,878
#	BCE, Inc.	589,125	21,392,256
#	Biovail Corp.	191,400	2,706,922
#	Canadian Pacific Railway, Ltd.	275,000	20,069,342
#	Canadian Tire Corp. Class A	58,200	3,621,202
#	Canadian Utilities, Ltd. Class A	1,600	73,217
*	CGI Group, Inc.	555,500	6,151,842
	Corus Entertainment, Inc. Class B	105,900	2,151,892
*	Domtar Corp.	315,000	1,987,452
	E-L Financial Corp., Ltd.	600	324,917
	Empire Co., Ltd. Class A	65,500	2,524,836
	EnCana Corp.	1,313,986	100,232,734
#	Fairfax Financial Holdings, Inc.	47,800	14,486,909
#	George Weston, Ltd.	138,400	6,482,337
#	Gerdau Ameristeel Corp.	235,400	3,520,536
	Goldcorp, Inc.	440,700	19,056,329
#	Industrial Alliance Insurance & Financial Services, Inc.	144,400	5,164,216
#	ING Canada, Inc.	132,500	5,384,811
	Jean Coutu Group PJC, Inc. Class A	307,800	3,249,217
*	Kinross Gold Corp.	130,300	3,230,196
	Loblaw Companies, Ltd.	34,600	1,013,480
*	Lundin Mining Corp.	411,100	3,500,145
	Magna International, Inc. Class A	291,268	21,315,757
#	Manitoba Telecom Services, Inc.	40,500	1,701,885
#	Manulife Financial Corp.	928,000	35,922,581
	Maple Leaf Foods, Inc.	87,700	1,151,216
*	MDS, Inc.	316,264	5,298,647
	Metro, Inc. Class A	39,600	856,173

2

#	National Bank of Canada	262,300	$12,943,775
	Northbridge Financial Corp.	22,000	794,392
	Onex Corp.	168,200	5,861,580
#	Petro-Canada	927,000	44,529,906
#	Power Corp. of Canada, Ltd.	470,296	16,417,953
#	Quebecor, Inc. Class B	70,700	2,124,053
	Sherritt International Corp.	461,300	7,775,430
#	Sun Life Financial, Inc.	1,300,100	62,267,426
#	The Thomson Corp.	155,100	5,157,656
	Torstar Corp. Class B	59,600	1,023,358
#	Transalta Corp.	198,755	7,065,723
#	TransCanada Corp.	436,602	17,539,490

TOTAL — CANADA			581,580,674

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	2,040	20,962,718
*	Alm. Brand A.S.	11,571	649,634
	Carlsberg A.S. Series B	68,850	8,557,178
#	Dampskibsselsk Torm A.S.	29,600	893,282
#	Dampskibsselskabet Torm A.S. ADR	15,086	455,899
	Danisco A.S.	100,730	7,090,097
#	Danske Bank A.S.	824,953	31,511,711
*	Jyske Bank A.S.	95,900	6,614,658
#	Sydbank A.S.	71,200	2,579,408

TOTAL — DENMARK			79,314,585

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	412,740	17,232,901
	Kesko Oyj	157,000	7,153,120
	OKO Bank P.L.C. Class A	117,000	2,042,858
	Outokumpu Oyj Series A	343,267	13,019,698
	Sampo Oyj	506,274	13,740,354
	Stora Enso Oyj Series R	922,500	11,519,842
	Stora Enso Oyj Sponsored ADR	91,500	1,152,918
	UPM-Kymmene Oyj	865,900	14,980,464
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,208,793

TOTAL — FINLAND			82,050,948

FRANCE — (8.4%)
COMMON STOCKS — (8.3%)
	Air France-KLM	192,225	5,178,978
*	Atos Origin SA	30,931	1,666,783
#	AXA SA	2,905,543	97,964,171
	AXA SA Sponsored ADR	90,300	3,039,498
	BNP Paribas SA	1,666,604	148,993,495
	Capgemini SA	163,541	8,936,352
	Casino Guichard Perrachon SA	72,621	8,213,910
	Ciments Francais SA	29,707	4,688,673
	CNP Assurances	74,461	8,193,329
	Compagnie de Saint-Gobain	598,264	46,768,698

3

	Compagnie Generale des Establissements Michelin Series B	218,241	$21,494,509
	Credit Agricole SA	1,115,732	30,263,911
	Esso Ste Anonyme Francaise	2,114	490,093
	Euler Hermes SA	10,758	1,099,797
#	European Aeronautic Defence & Space Co.	497,789	13,054,019
	France Telecom SA	857,969	28,801,073
	France Telecom SA Sponsored ADR	123,605	4,134,587
	Imerys SA	35,350	2,964,927
	Lafarge SA	243,683	42,125,475
	Lafarge SA Prime Fidelity	85,542	14,848,751
	Lagardere SCA	51,716	4,063,183
	Nexans SA	23,976	2,617,697
	Peugeot SA	335,527	25,506,367
	PPR SA	111,479	15,204,244
	Renault SA	394,997	42,203,813
#	Safran SA	162,598	3,253,974
	Schneider Electric SA	296,939	33,810,571
*	SCOR SE (4797364)	6	18
	SCOR SE (B1LB9P6)	193,766	4,386,616
	Societe BIC SA	47,060	2,975,530
	Societe Generale Paris	293,528	31,407,111
	Technip SA	94,961	7,752,299
*	Thomson	310,958	2,388,733
	Vivendi SA	2,298,948	90,855,085
TOTAL COMMON STOCKS			759,346,270

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale d’Enterprise SA Rights 02/28/08	73,382	8,063,442

TOTAL — FRANCE			767,409,712

GERMANY — (11.2%)
COMMON STOCKS — (11.2%)
	Allianz SE	464,749	80,119,148
	Allianz SE Sponsored ADR	2,772,640	48,659,832
#	AMB Generali Holding AG	36,508	5,507,891
	BASF AG	30,356	3,881,770
	Bayerische Motoren Werke AG	730,223	40,236,007
	Bilfinger Berger AG	21,332	1,693,581
	Commerzbank AG	1,122,000	33,731,882
	Daimler AG	1,734,297	144,420,630
	Daimler AG Sponsored ADR	34,800	2,895,012
	Deutsche Bank AG	801,377	88,905,734
#	Deutsche Bank AG ADR	128,363	14,243,159
	Deutsche Lufthansa AG	407,381	9,534,673
	Deutsche Postbank AG	14,003	1,359,645
	Deutsche Telekom AG	2,048,449	38,937,114
	Deutsche Telekom AG Sponsored ADR	2,860,650	54,037,679
	E.ON AG	622,579	117,215,943
#	E.ON AG Sponsored ADR	1,091,708	68,665,704
	Fraport AG	33,126	2,481,763
	Hannover Rueckversicherung AG	110,141	5,258,043
	Hypo Real Estate Holding AG	84,277	2,426,863
*	Infineon Technologies AG	1,247,436	10,088,448

4

*	Infineon Technologies AG ADR	98,600	$795,702
	Lanxess AG	44,897	1,711,701
	Linde AG	137,956	18,338,146
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	70,475,953
	Salzgitter AG	24,135	4,230,406
	SCA Hygiene Products AG	3,195	1,621,715
#	Suedzucker AG	102,666	2,263,338
	ThyssenKrupp AG	507,012	29,156,758
# *	TUI AG	329,789	7,939,456
	Vattenfall Europe AG	41,275	3,757,524
	Volkswagen AG	451,652	102,838,218

TOTAL — GERMANY			1,017,429,438

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
	Alpha Bank A.E.	126,890	3,849,166
	Bank of Greece	7,860	1,080,410
	Hellenic Petroleum S.A.	383,147	5,364,816
	Hellenic Telecommunication Organization Co. S.A.	311,440	8,651,175
#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	86,500	1,201,485
	National Bank of Greece S.A.	19,698	1,067,293
	National Bank of Greece S.A. ADR	725,141	7,925,791

TOTAL — GREECE			29,140,136

HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
	Cathay Pacific Airways, Ltd.	1,576,000	3,247,571
	Cheung Kong Holdings, Ltd.	3,320,000	49,633,813
	Cheung Kong Infrastructure Holdings, Ltd.	610,000	2,412,718
#	CITIC International Financial Holdings, Ltd.	1,425,000	715,065
	Dah Sing Banking Group, Ltd.	304,000	526,422
	Dah Sing Financial Holdings, Ltd.	194,400	1,421,675
	Great Eagle Holdings, Ltd.	513,745	1,550,645
	Hang Lung Group, Ltd.	2,267,000	10,354,617
	Henderson Land Development Co., Ltd.	1,910,000	14,828,837
	Hong Kong and Shanghai Hotels, Ltd.	1,137,066	1,831,350
	Hopewell Holdings, Ltd.	1,455,000	6,668,337
	Hutchison Whampoa, Ltd.	4,729,000	44,229,367
	Hysan Development Co., Ltd.	1,973,191	5,426,699
#	Industrial & Commercial Bank of China (Asia), Ltd.	423,954	919,056
	MTR Corp., Ltd.	3,322,040	12,333,297
#	New World China Land, Ltd.	1,963,600	1,340,257
	New World Development Co., Ltd.	4,023,549	10,815,282
	Sino Land Co., Ltd.	2,545,166	6,366,039
	Sun Hung Kai Properties, Ltd.	2,603,000	45,524,237
	Wharf Holdings, Ltd.	3,613,740	18,301,480
	Wheelock and Co., Ltd.	3,774,000	11,049,579
	Wheelock Properties, Ltd.	1,565,000	1,394,392
	Wing Lung Bank, Ltd.	143,800	1,774,271
TOTAL COMMON STOCKS			252,665,006

5

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commercial Bank of China (Asia), Ltd. Rights 11/06/08	46,515	$6,635

TOTAL — HONG KONG			252,671,641

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Allied Irish Banks P.L.C.	688,656	13,988,454
#	Allied Irish Banks P.L.C. Sponsored ADR	391,037	15,969,951
	Bank of Ireland P.L.C.	1,247,876	17,546,038
	CRH P.L.C.	496,666	18,393,692
	Irish Life & Permanent P.L.C.	740,650	12,009,881

TOTAL — IRELAND			77,908,016

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	11,657,160
	Banca Popolare di Milano Scarl	1,011,678	12,048,777
*	Banco Popolare Scarl	227,880	4,308,971
	Benetton Group SpA	163,125	2,159,820
#	Buzzi Unicem SpA	163,259	4,005,340
	C.I.R. SpA - Compagnie Industriali Riunite	500,000	1,540,489
	Fiat SpA	147,221	3,111,684
	Fondiaria - Sai SpA	167,605	7,438,271
	Intesa Sanpaolo SpA	2,772,413	18,620,778
#	Italcementi SpA	324,346	6,597,784
	Italmobiliare SpA	29,210	2,634,494
	Milano Assicurazioni SpA	182,000	1,192,624
*	Pirelli & Co. SpA	1,486,658	1,467,321
#	Societe Cattolica di Assicurazoni Scrl SpA	8,800	404,824
	Telecom Italia SpA	1,211,763	3,021,141
	Telecom Italia SpA Sponsored ADR	1,466,900	36,555,148
	UniCredito Italiano SpA	10,390,107	76,437,889
	Unione di Banche Italiane ScpA	962,044	22,618,501
#	Unipol Gruppo Finanziario SpA	1,822,774	5,134,827

TOTAL — ITALY			220,955,843

JAPAN — (10.7%)
COMMON STOCKS — (10.7%)
#	Aichi Steel Corp.	136,000	680,077
	Aioi Insurance Co., Ltd.	1,277,735	6,565,429
	Aisin Seiki Co., Ltd.	44,600	1,776,524
#	Ajinomoto Co., Inc.	1,163,000	13,979,263
#	Alpine Electronics, Inc.	36,800	435,204
	Alps Electric Co., Ltd.	263,100	3,074,386
	Amada Co., Ltd.	631,000	4,743,464
	Aoyama Trading Co., Ltd.	82,000	1,720,193
	Asahi Breweries, Ltd.	66,500	1,243,018
#	Asatsu-Dk, Inc.	32,500	1,049,123
	Bridgestone Corp.	118,000	1,941,207
	Calsonic Kansei Corp.	190,000	782,972
	Canon Marketing Japan, Inc.	124,900	2,217,946

6

#	Chudenko Corp.	41,100	$613,427
	Chuo Mitsui Trust Holdings, Inc.	637,000	4,391,118
#	Citizen Holdings Co., Ltd.	415,800	3,491,604
	Coca-Cola West Japan Co., Ltd.	76,700	1,666,400
#	Comsys Holdings Corp.	149,000	1,207,660
	Cosmo Oil Co., Ltd.	824,000	2,722,879
	Credit Saison Co., Ltd.	62,600	1,715,085
	Dai Nippon Printing Co., Ltd.	1,125,000	17,741,801
#	Dai Nippon Sumitomo Pharma Co., Ltd.	89,000	743,467
#	Daibiru Corp.	42,000	391,360
	Daicel Chemical Industries, Ltd.	485,000	2,731,972
	Daihatsu Motor Co., Ltd.	146,000	1,548,513
#	Daio Paper Corp.	87,000	626,889
	Daiwa House Industry Co., Ltd.	761,000	7,770,567
#	Ebara Corp.	253,000	720,848
	Edion Corp.	53,900	530,039
# *	Elpida Memory, Inc.	146,500	4,861,223
#	Ezaki Glico Co., Ltd.	157,600	1,693,451
	Fuji Electric Holdings Co., Ltd.	781,780	2,985,705
#	Fuji Heavy Industries, Ltd.	850,000	3,708,105
	FUJIFILM Holdings Corp.	1,037,400	38,900,390
	Fujikura, Ltd.	479,000	2,358,790
	Fukuoka Financial Group, Inc.	1,368,000	7,012,193
#	Funai Electric Co., Ltd.	20,800	587,047
	Futaba Industrial Co., Ltd.	62,500	1,514,198
	Glory, Ltd.	75,400	1,713,454
#	Gunze, Ltd.	248,000	1,149,326
	H20 Retailing Corp.	128,000	920,123
	Hakuhodo Dy Holdings, Inc.	12,670	725,017
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,423,354
#	Heiwa Corp.	81,500	819,370
	Hino Motors, Ltd.	217,000	1,537,347
	Hitachi Cable, Ltd.	236,000	1,055,114
#	Hitachi Kokusai Electric, Inc.	87,000	982,230
	Hitachi Transport System, Ltd.	111,000	1,358,312
	Hitachi, Ltd.	6,459,000	46,800,767
	Hitachi, Ltd. Sponsored ADR	82,800	5,910,264
#	Hokuetsu Paper Mills, Ltd.	162,000	716,710
	House Foods Corp.	117,000	1,780,351
	INPEX Holdings, Inc.	1	2,697
	JS Group Corp.	468,200	7,962,633
#	Juroku Bank, Ltd.	400,000	2,075,260
	Kajima Corp.	1,436,000	4,456,803
	Kamigumi Co., Ltd.	357,000	2,693,493
#	Kandenko Co., Ltd.	129,000	691,587
	Kaneka Corp.	410,000	2,852,456
	Kansai Paint Co., Ltd.	111,000	798,881
	Kinden Corp.	185,000	1,724,365
	Kirin Holdings Co., Ltd.	849,000	14,247,921
	Kissei Pharmaceutical Co., Ltd.	41,000	826,784
	Komori Corp.	77,000	1,606,909
	Kuraray Co., Ltd.	533,000	6,358,034
	Kyocera Corp.	338,100	27,658,655
	Kyocera Corp. Sponsored ADR	13,600	1,102,144
	Mabuchi Motor Co., Ltd.	36,300	1,822,072

7

	MARUI GROUP CO., Ltd.	498,500	$5,105,983
#	Maruichi Steel Tube, Ltd.	105,300	3,126,209
	Matsushita Electric Industrial Co., Ltd.	3,578,135	75,360,531
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	92,000	1,929,240
	Matsushita Electric Works, Ltd.	634,000	6,293,342
	Meiji Dairies Corp.	356,000	2,040,594
#	Meiji Seika Kaisha, Ltd.	408,000	1,916,532
	Millea Holdings, Inc.	1,629,300	60,244,042
	Mitsubishi Heavy Industries, Ltd.	5,275,000	24,667,716
#	Mitsubishi Logistics Corp.	146,000	1,720,481
	Mitsubishi UFJ Financial Group, Inc. ADR	882,500	7,774,825
#	Mitsui Chemicals, Inc.	1,003,800	7,117,584
	Mitsui Sumitoma Insurance Co., Ltd.	2,587,000	27,183,897
#	Musashino Bank, Ltd.	37,500	1,526,180
	Nagase & Co., Ltd.	146,000	1,487,919
	NEC Corp.	3,346,000	14,410,443
	NEC Corp. Sponsored ADR	1,181,101	5,207,474
	Nippon Express Co., Ltd.	1,403,000	7,484,273
#	Nippon Kayaku Co., Ltd.	128,000	763,551
	Nippon Meat Packers, Inc.	270,000	3,321,500
	Nippon Mining Holdings, Inc.	481,000	2,848,891
	Nippon Mitsubishi Oil Corp.	2,643,050	18,030,024
#	Nippon Paint Co., Ltd.	295,000	1,144,088
	Nippon Paper Group, Inc.	1,411	3,342,755
	Nippon Sheet Glass Co., Ltd.	809,000	3,782,534
	Nippon Shokubai Co., Ltd.	163,000	1,201,293
	Nippon Suisan Kaisha, Ltd.	254,000	974,154
	Nippon Television Network Corp.	9,400	1,293,579
#	Nipponkoa Insurance Co., Ltd.	873,000	7,068,481
	Nipro Corp.	42,000	803,939
	Nishi-Nippon Bank, Ltd.	1,123,000	2,926,360
	Nishi-Nippon Railroad Co., Ltd.	78,000	285,612
	Nissan Motor Co., Ltd.	1,283,200	11,539,782
#	Nissay Dowa General Insurance Co., Ltd.	383,000	2,089,138
	Nisshin Seifun Group, Inc.	284,000	2,825,072
	Nisshin Steel Co., Ltd.	1,226,000	4,395,440
	Nisshinbo Industries, Inc.	305,000	3,196,766
	Obayashi Corp.	973,000	4,654,267
	Oji Paper Co., Ltd.	1,480,000	6,221,033
	Ono Pharmaceutical Co., Ltd.	171,400	8,653,347
#	Onward Holdings Co., Ltd.	251,000	2,444,879
#	PanaHome Corp.	106,000	679,872
#	Pioneer Electronic Corp.	218,000	2,290,477
	Q.P. Corp.	156,800	1,559,225
#	Rengo Co., Ltd.	298,000	1,611,062
	Ricoh Co., Ltd.	802,000	12,880,225
#	Rinnai Corp.	45,200	1,397,845
	Rohm Co., Ltd.	50,300	3,668,658
	Sankyo Co., Ltd.	39,600	2,116,152
	Sanwa Holdings Corp.	238,000	1,155,296
	Sapporo Hokuyo Holdings, Inc.	428	3,341,286
#	Sega Sammy Holdings, Inc.	373,300	4,118,671
	Seiko Epson Corp.	257,000	6,559,506
	Seino Holdings Co., Ltd.	216,000	1,431,649
	Sekisui Chemical Co., Ltd.	689,000	4,832,738

8

	Sekisui House, Ltd.	942,000	$9,746,340
#	Shiga Bank, Ltd.	301,000	1,926,976
#	Shimachu Co., Ltd.	53,200	1,375,293
#	Shimizu Corp.	1,131,000	5,411,024
	Shinko Securities Co., Ltd.	615,000	2,110,669
	Shinsei Bank, Ltd.	394,000	1,595,046
	Shizuoka Bank, Ltd.	971,000	10,252,325
	Sohgo Security Services Co., Ltd.	101,300	1,400,784
	Sompo Japan Insurance, Inc.	1,937,000	17,963,962
	Sony Corp.	679,600	32,106,489
	Sony Corp. Sponsored ADR	260,616	12,303,681
#	Sumitomo Bakelite Co., Ltd.	254,000	1,392,584
	Sumitomo Corp.	73,600	1,058,456
	Sumitomo Electric Industries, Ltd.	809,100	11,973,074
	Sumitomo Forestry Co., Ltd.	158,000	1,238,350
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	19,238,882
	Sumitomo Warehouse Co., Ltd.	174,000	839,241
	Suzuken Co., Ltd.	89,800	3,234,648
	Taiheiyo Cement Corp.	1,209,800	2,820,176
	Taisei Corp.	1,343,000	3,540,916
	Taisho Pharmaceutical Co., Ltd.	234,000	4,768,538
	Taiyo Yuden Co., Ltd.	137,000	1,491,906
#	Takashimaya Co., Ltd.	105,000	1,159,629
	TDK Corp.	105,700	7,513,448
	Teijin, Ltd.	1,097,000	4,250,388
	The 77 Bank, Ltd.	494,000	2,911,612
	The Aichi Bank, Ltd.	11,100	874,671
	The Awa Bank, Ltd.	246,600	1,334,602
	The Bank of Iwate, Ltd.	19,600	1,206,204
	The Bank of Kyoto, Ltd.	363,400	4,194,523
#	The Bank of Nagoya, Ltd.	213,000	1,221,976
	The Chiba Bank, Ltd.	847,000	5,386,926
	The Chugoku Bank, Ltd.	247,800	3,353,933
	The Daishi Bank, Ltd.	427,000	1,618,575
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	836,579
	The Gunma Bank, Ltd.	529,000	3,597,684
	The Hachijuni Bank, Ltd.	695,000	4,567,515
	The Higo Bank, Ltd.	278,000	1,618,989
	The Hiroshima Bank, Ltd.	719,000	3,540,704
	The Hokkoku Bank, Ltd.	394,000	1,757,327
	The Hyakugo Bank, Ltd.	303,000	1,720,248
	The Hyakujishi Bank, Ltd.	329,000	1,613,843
	The Iyo Bank, Ltd.	350,000	3,422,247
	The Joyo Bank, Ltd.	1,554,000	7,788,717
	The Kagoshima Bank, Ltd.	273,000	1,894,727
#	The Keiyo Bank, Ltd.	317,000	1,782,692
	The Nanto Bank, Ltd.	317,000	1,406,877
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,839,178
	The San-in Godo Bank, Ltd.	241,000	1,951,952
#	Toda Corp.	269,000	1,169,895
	Tokai Tokyo Securities Co., Ltd.	155,000	645,290
	Tokyo Steel Manufacturing Co., Ltd.	148,400	1,774,032
	Toppan Forms Co., Ltd.	48,500	516,413
	Toppan Printing Co., Ltd.	973,000	10,628,516
	Toshiba TEC Corp.	181,000	1,135,155

9

# TOTO, Ltd.	445,000	$3,747,445
Toyo Ink Manufacturing Co., Ltd.	213,000	740,324
Toyo Seikan Kaisha, Ltd.	287,600	5,043,706
Toyo Suisan Kaisha, Ltd.	88,000	1,434,364
Toyobo Co., Ltd.	743,000	1,509,396
Toyota Auto Body Co., Ltd.	105,100	1,856,248
TV Asahi Corp.	931	1,346,240
UNY Co., Ltd.	258,000	2,054,706
# Wacoal Corp.	135,000	2,036,621
# Yamaguchi Financial Group, Inc.	313,000	3,460,656
Yamaha Corp.	285,400	5,605,618
Yamanashi Chuo Bank, Ltd.	241,000	1,386,251
# Yamazaki Baking Co., Ltd.	155,000	1,508,087
Yokohama Rubber Co., Ltd.	410,000	2,109,592

TOTAL — JAPAN		972,126,063

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (4.8%)
COMMON STOCKS — (4.8%)
Aegon NV	3,298,073	49,254,594
# ArcelorMittal	1,601,039	122,988,574
Heineken Holding NV	74,614	3,793,477
Hunter Douglas NV	38,552	2,238,545
ING Groep NV	3,203,383	106,453,314
ING Groep NV Sponsored ADR	538,200	17,927,442
* Koninklijke Ahold NV	1,358,233	17,849,000
Koninklijke DSM NV	270,057	11,884,175
Koninklijke Philips Electronics NV	2,452,995	95,702,203
Koninklijke Philips Electronics NV ADR	133,700	5,203,604
Sns Reaal	194,551	4,098,954

TOTAL — NETHERLANDS		437,393,882

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	921,287	1,222,804
Contact Energy, Ltd.	1,278,493	8,013,462

TOTAL — NEW ZEALAND		9,236,266

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
DNB Nor ASA Series A	2,582,094	37,769,831
Norsk Hydro ASA	672,814	9,504,945
# Norsk Hydro ASA Sponsored ADR	59,900	857,804
Orkla ASA	2,780,950	34,570,021
Storebrand ASA	713,900	5,522,624
Wilh. Wilhelmsen ASA	11,850	426,709

TOTAL — NORWAY		88,651,934

10

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
#	Banco BPI SA	232,343	$1,112,513
#	Banco Comercial Portugues SA	2,008,205	5,785,246
	Banco Espirito Santo SA	320,446	5,776,234
#	Cimpor Cimentos de Portugal SA	279,009	2,327,032
#	Portucel-Empresa Produtora de Pasta de Papel SA	730,671	2,310,428

TOTAL — PORTUGAL			17,311,453

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Allgreen Properties, Ltd.	831,000	746,844
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	730,197
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	67,987	357,612
	DBS Group Holdings, Ltd.	3,365,500	40,973,840
	Fraser & Neave, Ltd.	2,421,450	8,338,381
	Jardine Cycle & Carriage, Ltd.	174,810	2,634,586
	Neptune Orient Lines, Ltd.	259,000	566,006
	Overseas Chinese Banking Corp., Ltd.	1,059,000	5,712,818
	Singapore Airlines, Ltd.	1,489,600	16,157,575
#	Singapore Land, Ltd.	687,000	3,425,080
	United Industrial Corp., Ltd.	1,391,000	2,948,502
	United Overseas Bank, Ltd.	603,000	7,645,666
	UOL Group, Ltd.	1,740,600	4,758,354
#	Wheelock Properties (S), Ltd.	605,000	809,050

TOTAL — SINGAPORE			95,804,511

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
#	Abertis Infraestructuras SA	221,400	6,986,728
	Acciona SA	50,116	12,731,312
#	Acerinox SA	401,488	10,073,933
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	309,400	6,345,794
#	Banco de Sabadell SA	2,504,343	23,068,422
#	Banco Espanol de Credito SA	363,460	6,219,936
#	Banco Pastor SA	320,162	4,799,849
#	Banco Popular Espanol SA	481,719	7,544,051
	Banco Santander Central Hispano SA	7,329,732	130,978,175
#	Banco Santander SA Sponsored ADR	2,037,500	36,226,750
	Bankinter SA	210,353	3,103,977
#	Cementos Portland Valderrivas SA	18,915	1,803,350
	Gas Natural SDG SA	218,361	13,231,201
	Grupo Catalana Occidente SA	125,781	4,202,012
#	Grupo Ferrovial SA	155,770	10,193,926
	Iberia Lineas Aereas de Espana SA	617,500	2,217,327
	Mapfre SA	732,775	3,304,043
	Repsol YPF SA	1,537,866	53,050,951
	Repsol YPF SA Sponsored ADR	308,300	10,639,433
#	Sol Melia SA	141,496	2,123,450

TOTAL — SPAIN			348,844,620

11

	SWEDEN — (2.3%)
	COMMON STOCKS — (2.3%)
	Electrolux AB Series B	291,700	$4,680,363
	Fabege AB	313,260	3,427,700
	Holmen AB Series A	6,300	249,596
#	Holmen AB Series B	150,400	5,169,021
# *	Lundin Petroleum AB	167,624	2,182,847
	Nordea Bank AB	4,374,518	65,777,196
	Skandinaviska Enskilda Banken AB Series A	743,500	18,523,919
	Skandinaviska Enskilda Banken AB Series C	9,800	228,158
	SSAB Svenskt Stal AB Series A	271,300	7,596,457
	SSAB Svenskt Stal AB Series B	131,700	3,345,303
	Svenska Cellulosa AB	57,000	939,473
	Svenska Cellulosa AB Series B	869,700	14,275,879
	Svenska Handelsbanken AB Series A	762,000	21,228,433
*	Swedbank AB Series A	93,800	2,535,214
	Tele2 AB Series B	490,700	8,624,916
	TeliaSonera AB	3,742,500	29,815,453
	Trelleborg AB Series B	144,600	2,588,336
	Volvo AB Series A	550,700	8,138,374
	Volvo AB Series B	831,800	12,348,997

	TOTAL — SWEDEN		211,675,635

	SWITZERLAND — (5.9%)
	COMMON STOCKS — (5.9%)
	Baloise-Holding AG	206,141	18,591,579
	Banque Cantonale Vaudoise	9,461	4,887,063
	Ciba Specialty Chemicals AG	131,616	5,264,709
	Compagnie Financiere Richemont AG Series A	1,125,900	65,176,878
	Credit Suisse Group	1,826,488	89,801,230
	Credit Suisse Group Sponsored ADR	591,859	28,953,742
	Givaudan SA	13,960	13,996,992
	Holcim, Ltd.	426,797	43,522,274
	Julius Baer Holdings, Ltd. AG	38,097	2,812,582
	PSP Swiss Property AG	98,640	6,044,026
	St. Galler Kantonalbank	9,132	4,267,702
	Sulzer AG	1,500	1,721,912
	Swiss Life Holding	127,247	31,896,150
#	Swiss Re	639,545	51,261,752
	Syngenta AG	143,759	41,332,058
	Syngenta AG ADR	241,589	13,847,882
	UBS AG	793,947	25,905,356
	Vontobel Holdings AG	10,000	353,588
	Zurich Financial SVCS AG	298,280	93,245,648

	TOTAL — SWITZERLAND		542,883,123

	UNITED KINGDOM — (20.0%)
	COMMON STOCKS — (20.0%)
	Alliance & Leicester P.L.C.	448,296	4,971,867
	Anglo American P.L.C.	2,232,948	141,732,301
	Arriva P.L.C.	105,930	1,426,257

12

	Associated British Foods P.L.C.	1,320,465	$22,125,738
	Aviva P.L.C.	6,768,276	81,580,681
	BAE Systems P.L.C.	346,679	3,300,025
#	Barclays P.L.C. Sponsored ADR	2,210,690	83,055,623
	Barratt Developments P.L.C.	865,205	6,999,955
#	Bradford & Bingley P.L.C.	1,372,545	6,043,705
*	British Airways P.L.C.	2,481,713	12,579,925
	Cable and Wireless P.L.C.	3,342,769	11,679,178
	Carnival P.L.C.	422,306	16,681,752
	Carnival P.L.C. ADR	40,700	1,602,359
	Compass Group P.L.C.	1,586,431	10,225,592
	DSG International P.L.C.	2,744,891	3,431,226
*	easyJet P.L.C.	708,463	5,712,254
	Enterprise Inns P.L.C.	1,212,242	9,952,612
	Friends Provident P.L.C.	4,365,221	11,496,001
	GKN P.L.C.	851,321	4,436,050
	Greene King P.L.C.	189,474	2,437,555
	HBOS P.L.C.	8,458,158	100,508,031
	HSBC Holdings P.L.C. Sponsored ADR	2,217,643	166,877,636
	International Power P.L.C.	2,272,744	17,074,704
	ITV P.L.C.	11,443,244	15,125,327
	Kingfisher P.L.C.	5,401,607	13,943,683
	Ladbrokes P.L.C.	1,091,195	6,552,479
	Legal and General Group P.L.C.	14,896,697	36,650,439
	Meggitt P.L.C.	1,403,563	7,738,993
	Mitchells & Butlers P.L.C.	718,888	6,325,244
	Mondi P.L.C.	726,064	5,600,733
	Old Mutual P.L.C.	7,500,690	18,527,193
	Pearson P.L.C.	901,901	11,860,412
	Pearson P.L.C. Sponsored ADR	1,470,609	19,470,863
	Persimmon P.L.C.	1,004,312	14,591,784
	Punch Taverns P.L.C.	592,747	7,545,008
	Resolution P.L.C.	2,746,810	37,610,478
	Rexam P.L.C.	1,378,089	11,996,939
	Royal & Sun Alliance Insurance Group P.L.C.	13,325,551	34,738,948
	Royal Bank of Scotland Group P.L.C.	26,156,343	197,755,144
	Royal Dutch Shell P.L.C. ADR	1,052,345	73,706,244
	Sainsbury (J.) P.L.C.	3,326,622	23,322,760
	Schroders P.L.C.	123,678	2,335,130
	Schroders P.L.C. Non-Voting	63,155	1,058,548
	Scottish & Newcastle P.L.C.	2,637,735	41,258,348
#	Signet Group P.L.C. Sponsored ADR	5,200	63,284
	Tate & Lyle P.L.C.	167,210	1,731,391
	Taylor Wimpey P.L.C.	3,248,929	10,993,834
	The Berkeley Group Holdings P.L.C.	205,922	4,236,433
	Tomkins P.L.C. Sponsored ADR	183,500	2,475,415
	Vodafone Group P.L.C.	60,811,202	195,779,012
	Vodafone Group P.L.C. Sponsered ADR	5,845,118	188,388,153
	William Morrison Supermarkets P.L.C.	4,878,007	28,595,015
	WPP Group P.L.C.	1,301,269	15,359,856
	WPP Group P.L.C. Sponsored ADR	24,445	1,456,189
	Xstrata P.L.C.	827,417	64,546,962

TOTAL — UNITED KINGDOM			1,827,271,268

13

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $149,710,000 FNMA 6.00%, 02/01/27 & 6.50%, 08/01/37, valued at $140,072,847) to be repurchased at $135,379,160	$135,346	$135,346,000

SECURITIES LENDING COLLATERAL — (8.6%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $176,737,201 FHLMC 5.337%(r), 01/01/36 & FNMA, rates ranging from 4.609%(r) to 6.500%, maturities ranging from 02/01/37 to 03/01/38, valued at $166,607,471) to be repurchased at $163,383,942	163,341	163,340,657
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $324,440,313 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 06/01/21 to 03/01/38; FNMA, rates ranging from 5.085%(r) to 5.719%(r), maturities ranging from 12/01/35 to 02/01/38 & GNMA 6.000%, 10/15/37 & 7.000%, 12/15/37, valued at $291,424,138) to be repurchased at $285,785,652	285,710	285,709,939
@ Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $346,014,006 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 10/01/22 to 01/01/38, valued at $342,363,484) to be repurchased at $335,736,639	335,648	335,648,252
TOTAL SECURITIES LENDING COLLATERAL		784,698,848

TOTAL INVESTMENTS - (100.0%) (Cost $7,684,733,951)##		$9,122,720,668

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,688,172,860
Level 2 – Other Significant Observable Inputs	7,434,547,808
Level 3 – Significant Unobservable Inputs	—
Total	$9,122,720,668

14

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (72.4%)
Consumer Discretionary — (16.4%)
* #	ABILIT Corp.	110,900	$156,872
#	Aeon Fantasy Co., Ltd.	62,032	866,702
#	Ahresty Corp.	77,200	966,530
#	Ai Holdings Corp.	187,600	944,773
	Aichi Machine Industry Co., Ltd.	292,000	560,864
	Aigan Co., Ltd.	63,200	442,723
	Aisan Industry Co., Ltd.	191,300	2,007,776
#	Akebono Brake Industry Co., Ltd.	386,000	2,574,588
#	Akindo Sushiro Co., Ltd.	18,400	382,034
#	Alpha Corp.	31,700	428,803
#	Alpine Electronics, Inc.	231,700	2,740,130
#	Amiyaki Tei Co., Ltd.	245	488,641
#	Amuse, Inc.	25,000	594,358
#	Anrakutei Co., Ltd.	50,000	337,806
#	AOI Advertising Promotion, Inc.	39,000	230,516
#	AOKI Holdings, Inc.	166,900	2,968,509
	Araya Industrial Co., Ltd.	209,000	526,356
#	Arealink Co., Ltd.	3,000	231,884
* #	Asahi Tec Corp.	854,000	806,077
	Ashimori Industry Co., Ltd.	182,000	315,154
	Asti Corp.	50,000	143,820
* #	Atom Corp.	133,200	556,649
	Atsugi Co., Ltd.	719,000	893,015
	Aucnet, Inc.	31,600	409,994
	Autobacs Seven Co., Ltd.	40,000	905,385
#	Avex Group Holdings, Inc.	155,500	1,763,949
* #	Banners Co., Ltd.	86,000	20,602
#	Belluna Co., Ltd.	194,060	1,272,160
#	Best Denki Co., Ltd.	280,500	2,224,866
#	Bookoff Corp.	65,000	315,616
	Calsonic Kansei Corp.	458,000	1,887,375
	Catena Corp.	92,000	184,951
#	Chiyoda Co., Ltd.	145,000	2,115,123
#	Chofu Seisakusho Co., Ltd.	127,700	2,271,590
*	Chori Co., Ltd.	675,000	657,502
	Chuo Corp.	81,000	233,562
	Chuo Spring Co., Ltd.	210,000	745,949
#	Circle K Sunkus Co., Ltd.	64,100	960,515
#	Clarion Co., Ltd.	933,000	2,398,972
#	Cleanup Corp.	160,000	853,830
#	Colowide Co., Ltd.	205,450	1,070,062
* #	Columbia Music Entertainment, Inc.	477,000	290,819
	Corona Corp.	101,200	1,301,181

1

	Cross Plus, Inc.	22,000	$222,662
#	Culture Convenience Club Co., Ltd.	463,900	1,805,167
#	Cybozu, Inc.	1,538	459,073
#	D&M Holdings, Inc.	314,000	820,331
	Daido Kogyo Co., Ltd.	145,000	296,566
#	Daido Metal Co., Ltd.	147,000	834,900
#	Daidoh, Ltd.	129,000	1,500,751
	Daifuku Co., Ltd.	93,000	1,223,667
#	Daikoku Denki Co., Ltd.	50,700	462,668
#	Daikyo, Inc.	622,236	1,469,011
	Daimaruenawin Co., Ltd	400	2,521
#	Dainichi Co., Ltd.	59,200	299,325
#	Daisyo Corp.	74,200	949,337
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	75,509
#	Daiwa Seiko, Inc.	444,000	807,338
#	Daiwabo Co., Ltd.	478,000	1,191,317
	DCM Japan Holdings Co., Ltd.	188,500	998,203
#	Descente, Ltd.	270,000	1,415,284
* #	DIA Kensetsu Co., Ltd.	484,600	149,754
#	Don Quijote Co., Ltd.	57,900	927,343
#	Doshisha Co., Ltd.	66,600	1,046,084
#	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	3,270,982
	Dynic Corp.	127,000	261,948
#	Eagle Industry Co., Ltd.	170,000	1,511,905
* #	Econach Co., Ltd.	177,000	145,691
#	Edion Corp.	89,000	875,203
	Eikoh, Inc.	41,800	167,813
#	Exedy Corp.	123,700	3,697,393
#	Ezaki Glico Co., Ltd.	89,000	956,327
#	F&A Aqua Holdings, Inc.	62,238	409,395
	Fine Sinter Co., Ltd.	49,000	163,754
	Foster Electric Co., Ltd.	84,100	2,091,226
#	France Bed Holdings Co., Ltd.	826,000	1,068,903
#	Fuji Co., Ltd.	120,400	1,985,523
#	Fuji Corp., Ltd.	117,000	372,656
#	Fuji Kiko Co., Ltd.	151,000	244,516
#	Fuji Kyuko Co., Ltd.	378,000	1,406,219
	Fuji Oozx, Inc.	6,000	23,770
* #	Fujibo Holdings, Inc.	332,000	493,084
*	Fujii & Co., Ltd.	44,000	424
	Fujikura Rubber, Ltd.	74,000	328,555
#	Fujita Kanko, Inc.	412,100	2,597,615
	Fujitsu Business Systems, Ltd.	90,900	1,024,128
* #	Fujitsu General, Ltd.	348,000	1,242,383
#	Funai Electric Co., Ltd.	39,900	1,126,114
* #	Furukawa Battery Co., Ltd.	73,000	285,367
	G-7 Holdings, Inc.	29,200	139,644
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	861,022
#	Genki Sushi Co., Ltd.	19,200	229,891
#	GEO Co., Ltd.	762	786,994
*	Goldwin, Inc.	175,000	350,104
#	Gourmet Kineya Co., Ltd.	68,000	511,021
* #	GSI Creos Corp.	194,000	212,358
#	Gulliver International Co., Ltd.	36,120	1,447,681
#	Gunze, Ltd.	445,000	2,062,298
#	Happinet Corp.	37,000	476,406
#	Haruyama Trading Co., Ltd.	49,900	294,594
	Heiwa Corp.	48,100	483,579
	Himaraya Co., Ltd.	38,300	150,622
	HIS Co., Ltd.	118,200	1,978,600
	Horipro, Inc.	48,200	536,122
	I Metal Technology Co., Ltd.	153,000	267,892
	Ichikawa Co., Ltd.	63,000	217,822
#	Ichikoh Industries, Ltd.	296,000	662,809
* #	Image Holdings Co., Ltd.	41,000	160,296
#	Imasen Electric Industrial Co., Ltd.	55,800	764,605
	Imperial Hotel, Ltd.	4,300	201,932
	Impress Holdings, Inc.	1,124	144,221
	Inaba Seisakusho Co., Ltd.	62,400	793,329
	Ishizuka Glass Co., Ltd.	109,000	232,043
*	Izuhakone Railway Co., Ltd.	300	15,593
* #	Izutsuya Co., Ltd.	350,000	310,280
#	J Front Retailing Co., Ltd.	516,677	3,383,302
#	Janome Sewing Machine Co., Ltd.	707,000	602,929
#	Japan Vilene Co., Ltd.	229,000	927,200
#	Jeans Mate Corp.	38,208	280,261
#	Jidosha Buhin Kogyo Co., Ltd.	82,000	369,812
* #	Joban Kosan Co., Ltd.	226,000	346,073
#	Joint Corp.	98,400	1,270,144
#	Joshin Denki Co., Ltd.	201,000	1,724,876
#	Juki Corp.	455,000	2,013,651
	Juntendo Co., Ltd.	35,000	50,309

2

#	Jyomo Co., Ltd.	186,000	$252,552
	Kabuki-Za Co., Ltd.	39,000	1,768,554
#	Kadokawa Holdings, Inc.	94,400	2,103,821
	Kanto Auto Works, Ltd.	243,500	3,293,964
	Kasai Kogyo Co., Ltd.	119,000	328,479
	Kato Sangyo Co., Ltd.	130,700	1,466,137
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	403,956
* #	Kawashima Selkon Textiles Co., Ltd.	289,000	269,726
	Kayaba Industry Co., Ltd.	745,000	3,039,511
	Keihin Corp.	36,200	584,136
#	Keiyo Co., Ltd.	200,400	1,022,026
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,358,073
#	Kenwood Corp.	1,294,000	1,401,250
* #	Kinki Nippon Tourist Co., Ltd.	304,000	624,967
* #	Kinugawa Rubber Industrial Co., Ltd.	203,000	325,238
#	Kisoji Co., Ltd.	89,300	1,837,318
	Koekisha Co., Ltd.	13,600	245,631
#	Kohnan Shoji Co., Ltd.	94,100	1,112,764
#	Kojima Co., Ltd.	130,100	682,881
	Komatsu Seiren Co., Ltd.	148,000	608,933
#	Komeri Co., Ltd.	43,700	1,023,599
	Konaka Co., Ltd.	107,760	636,588
*	Kosugi Sangyo Co., Ltd.	416,000	122,417
	Ku Holdings Co., Ltd.	68,200	338,858
#	Kura Corp.	79	183,131
	Kurabo Industries, Ltd.	879,000	1,855,514
	Kuraudia Co., Ltd.	4,800	44,421
	Kuroganeya Co., Ltd.	14,000	52,346
	K’s Holdings Corp.	134,372	2,408,653
#	Kyoritsu Maintenance Co., Ltd.	50,960	866,275
#	Kyoto Kimono Yuzen Co., Ltd.	572	474,082
	Kyowa Leather Cloth Co., Ltd.	75,400	396,989
* #	Laox Co., Ltd.	206,000	136,733
#	Look, Inc.	102,000	181,025
#	Maezawa Kyuso Industries Co., Ltd.	51,700	951,549
* #	Magara Construction Co., Ltd.	135,000	77,569
* #	Mamiya-Op Co., Ltd.	285,000	250,352
	Marche Corp.	23,000	182,037
#	Mars Engineering Corp.	77,900	1,244,073
	Marubeni Telecom Co., Ltd.	207	175,593
#	Maruei Department Store Co., Ltd.	136,000	403,805
*	Maruishi Holdings Co., Ltd.	214,000	2,060
* #	Maruzen Co., Ltd. (6569583)	375,000	400,247
	Maruzen Co., Ltd. (6573498)	46,000	195,808
#	Matsuya Co., Ltd.	184,600	3,846,696
#	Matsuya Foods Co., Ltd.	66,600	862,878
	Meiwa Industry Co., Ltd.	38,000	100,923
#	Mikuni Corp.	114,000	350,168
* #	Misawa Homes Co., Inc.	128,100	913,448
#	Misawa Resort Co., Ltd.	194,000	672,986
#	MISUMI Group, Inc.	76,300	1,217,667
	Mitsuba Corp.	155,690	742,193
#	Mitsui Home Co., Ltd.	228,000	995,011
	Miyuki Keori Co., Ltd.	106,000	285,884
#	Mizuno Corp.	462,000	3,006,462
#	MOS Food Services, Inc.	113,000	1,591,452
	MR Max Corp.	127,200	461,683
	Mutow Co., Ltd.	79,400	450,250
* #	Naigai Co., Ltd.	236,000	174,159
#	Nexyz Corp.	3,700	171,025
#	Nice Holdings, Inc.	409,000	1,016,601
#	Nichimo Corp.	667,000	317,463
	Nichirei Corp.	514,000	2,546,503
#	Nidec Copal Corp.	202,800	2,413,539
#	Nidec Tosok Corp.	62,600	464,737
#	Nihon Eslead Corp.	53,048	705,264
	Nihon Tokushu Toryo Co., Ltd.	56,000	264,119
#	Nihon Unisys, Ltd.	73,500	879,602
	Nikko Travel Co., Ltd.	12,200	48,909

3

	Nippon Felt Co., Ltd.	69,000	$392,251
#	Nippon Piston Ring Co., Ltd.	262,000	409,756
	Nippon Seiki Co., Ltd.	151,400	2,313,404
#	Nishimatsuya Chain Co., Ltd.	228,900	2,191,013
	Nissan Shatai Co., Ltd.	524,300	4,479,577
#	Nissen Holdings Co., Ltd.	213,100	1,441,449
	Nissin Kogyo Co., Ltd.	51,100	905,908
	Nittan Valve Co., Ltd.	85,000	452,562
	Nitto Kako Co., Ltd.	98,000	85,195
	Noritake Co., Ltd.	557,000	2,323,655
#	Noritsu Koki Co., Ltd.	121,100	2,256,619
* #	Omikenshi Co., Ltd.	176,000	136,631
*	Orient Watch Co., Ltd.	12,000	4,736
	Pacific Industrial Co., Ltd.	187,000	731,854
#	PanaHome Corp.	533,200	3,419,886
#	Parco Co., Ltd.	278,300	3,386,751
#	Paris Miki, Inc.	191,900	2,632,770
	Piolax, Inc.	45,600	958,386
#	Press Kogyo Co., Ltd.	385,000	1,502,478
	Q.P. Corp.	109,900	1,092,850
* #	Renown, Inc.	162,800	642,228
	Resorttrust, Inc.	174,508	2,645,336
#	Rhythm Watch Co., Ltd.	454,000	510,784
#	Right On Co., Ltd.	103,225	905,679
#	Riken Corp.	368,000	1,516,653
#	Ringer Hut Co., Ltd.	76,800	1,020,678
	Roland Corp.	90,700	1,864,956
#	Round One Corp.	1,227	1,406,362
#	Royal Co., Ltd.	142,000	1,443,548
#	Sagami Chain Co., Ltd.	78,000	823,540
*	Sagami Co., Ltd.	80,000	93,400
	Sagami Rubber Industries Co., Ltd.	15,000	50,158
#	Saint Marc Holdings Co., Ltd.	38,300	1,219,111
#	Saizeriya Co., Ltd.	176,900	1,712,739
#	Sakai Ovex Co., Ltd.	205,000	236,163
	Sanden Corp.	499,000	2,331,934
#	Sanei-International Co., Ltd.	61,800	907,215
#	Sankyo Seiko Co., Ltd.	209,000	595,925
#	Sanoh Industrial Co., Ltd.	118,000	712,620
#	Sanrio Co., Ltd.	291,900	2,536,403
*	Sansui Electric Co., Ltd.	4,135,000	358,060
	Sanyo Housing Nagoya Co., Ltd.	363	374,197
#	Sanyo Shokai, Ltd.	474,000	2,488,609
#	Seiko Holdings Corp.	401,407	1,985,641
	Seiren Co., Ltd.	221,000	1,478,514
#	Senshukai Co., Ltd.	164,000	1,175,620
	Shikibo, Ltd.	421,000	539,718
#	Shimachu Co., Ltd.	44,900	1,160,727
	Shinyei Kaisha	96,000	174,414
#	Shiroki Co., Ltd.	310,000	880,235
#	Shobunsha Publications, Inc.	53,500	425,884
#	Shochiku Co., Ltd.	438,400	2,895,135
	Showa Corp.	254,100	2,241,830
* #	Silver Seiko, Ltd.	1,091,000	299,291
	SKY Perfect JSAT Corp.	4,196	1,240,308
	SNT Corp.	96,300	590,504
* #	Sofmap Co., Ltd.	43,100	95,887
	Soft99 Corp.	73,400	506,631
* #	Solid Group Holdings Co., Ltd.	710,600	269,877
	Sotoh Co., Ltd.	51,000	599,048
	SPK Corp.	16,800	193,960
#	Suminoe Textile Co., Ltd.	267,000	546,928
#	Sumitomo Forestry Co., Ltd.	195,266	1,530,428
*	Suzutan Co., Ltd.	26,200	52,369
* #	SxL Corp.	493,000	260,484
	Tachikawa Corp.	50,800	264,957
	Tachi-S Co., Ltd.	122,640	1,093,807
	Takamatsu Corp.	135,500	1,979,327
#	Taka-Q Co., Ltd.	73,500	124,912

4

#	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	$301,083
#	Tasaki Shinju Co., Ltd.	116,000	292,564
	Taya Co., Ltd.	5,000	37,329
#	TBK Co., Ltd.	90,000	437,933
	TDF Corp.	27,000	69,189
#	Tecmo, Ltd.	79,800	997,540
#	Teikoku Piston Ring Co., Ltd.	111,000	1,092,331
	Teikoku Sen-I Co., Ltd.	80,000	309,946
	Telepark Corp.	146	145,305
* #	Ten Allied Co., Ltd.	50,000	168,598
	Tenma Corp.	111,000	1,631,364
* #	The Daiei, Inc.	230,100	1,462,248
#	The Japan General Estate Co., Ltd.	121,900	1,161,449
	The Japan Wool Textile Co., Ltd.	316,000	2,693,446
	Tigers Polymer Corp.	59,000	325,698
	Toabo Corp.	219,000	185,998
	Toei Co., Ltd.	438,000	2,427,951
* #	Tohoku Misawa Homes Co., Ltd.	37,500	106,684
* #	Tokai Kanko Co., Ltd.	459,999	240,846
#	Tokai Senko K.K., Nagoya	102,000	119,237
	Tokyo Dome Corp.	655,200	3,166,770
	Tokyo Kaikan Co., Ltd.	12,000	63,365
	Tokyo Soir Co., Ltd.	49,000	133,009
#	Tokyo Style Co., Ltd.	345,700	3,279,083
#	Tokyotokeiba Co., Ltd.	971,000	1,850,969
	Tokyu Recreation Co., Ltd.	77,000	464,022
#	Tomy Co., Ltd.	321,793	2,411,559
* #	Tonichi Carlife Group, Inc.	108,000	106,953
	Toppan Forms Co., Ltd.	90,700	965,745
	Topre Corp.	185,000	1,699,756
*	Tosco Co., Ltd.	81,000	250,746
	Totenko Co., Ltd.	57,000	104,437
#	Touei Housing Corp.	92,440	701,527
#	Toyo Radiator Co., Ltd.	260,000	1,479,093
	Toyo Tire & Rubber Co., Ltd.	730,000	2,013,172
	Toyobo Co., Ltd.	1,029,000	2,090,401
#	Tsukamoto Co., Ltd.	67,000	75,420
	Tsutsumi Jewelry Co., Ltd.	69,300	1,385,496
#	Unitika, Ltd.	1,673,000	1,655,653
#	U-Shin, Ltd.	97,000	441,385
*	Verite Co., Ltd.	24,000	41,536
* #	Victor Co. of Japan, Ltd.	403,000	750,054
	Watabe Wedding Corp.	29,500	337,353
#	Watami Food Service Co., Ltd.	144,800	2,239,935
	Wondertable, Ltd.	97,000	113,721
	Xebio Co., Ltd.	35,800	753,888
#	Yamatane Corp.	338,000	369,590
	Yamato International, Inc.	43,000	230,233
	Yellow Hat, Ltd., Tokyo	75,600	434,847
	Yokohama Reito Co., Ltd.	179,000	1,283,988
#	Yomiuri Land Co., Ltd.	276,000	969,381
#	Yonex Co., Ltd.	41,000	317,824
#	Yorozu Corp.	75,400	1,094,053
	Yoshimoto Kogyo Co., Ltd.	120,000	1,483,584
#	Yoshinoya Holdings Co., Ltd.	2,227	3,714,843
#	Zenrin Co., Ltd.	130,900	3,161,104
#	Zensho Co., Ltd.	372,900	2,591,324
Total Consumer Discretionary			308,402,889

Consumer Staples — (6.8%)
#	Aderans Holdings Co., Ltd.	146,350	2,655,111
*	Aeon Hokkaido Corp.	58,800	144,878
	Ahjikan Co., Ltd.	10,500	84,452
#	Ariake Japan Co., Ltd.	116,800	1,561,788
	Cawachi, Ltd.	83,400	2,175,906
#	CFS Corp.	90,500	419,120
#	Chubu Shiryo Co., Ltd.	91,000	564,590
	Chuo Gyorui Co., Ltd.	93,000	231,980
	Coca-Cola Central Japan Co., Ltd.	311	2,554,277

5

	CVS Bay Area, Inc.	55,000	$82,436
#	DyDo Drinco, Inc.	57,200	2,318,978
	Echo Trading Co., Ltd.	11,000	103,783
	Ensuiko Sugar Refining Co., Ltd.	103,000	186,959
#	Fancl Corp.	244,600	3,208,763
* #	First Baking Co., Ltd.	140,000	163,132
	Fuji Oil Co., Ltd.	304,700	2,672,504
	Fujicco Co., Ltd.	121,600	1,353,767
* #	Fujiya Co., Ltd.	564,000	824,129
	Hagoromo Foods Corp.	41,000	382,307
	Harashin Narus Holdings Co., Ltd.	63,100	600,521
* #	Hayashikane Sangyo Co., Ltd.	267,000	226,744
	Heiwado Co., Ltd.	204,100	3,161,527
* #	Hohsui Corp.	120,000	168,348
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	514,315
#	Hokuto Corp.	113,300	1,945,308
#	Inageya Co., Ltd.	179,000	1,559,676
	Itochu-Shokuhin Co., Ltd.	44,300	1,299,927
#	Itoham Foods, Inc.	711,800	3,929,901
#	Izumiya Co., Ltd.	300,000	1,447,574
	J-Oil Mills, Inc.	563,000	1,407,556
	Kameda Seika Co., Ltd.	71,800	1,172,732
	Kasumi Co., Ltd.	216,000	1,126,592
#	Key Coffee, Inc.	78,700	1,137,044
#	Kibun Food Chemifa Co., Ltd.	95,000	804,515
	Kirindo Co., Ltd.	22,800	123,583
	Kyodo Shiryo Co., Ltd.	313,000	366,746
#	Kyokuyo Co., Ltd.	380,000	656,669
#	Life Corp.	188,900	2,726,187
#	Lion Corp.	306,000	1,457,323
#	Mandom Corp.	84,400	2,467,779
	Marudai Food Co., Ltd.	454,000	1,086,073
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,481,315
	Maruya Co., Ltd.	14,000	28,800
* #	Matsumotokiyoshi Holdings Co., Ltd.	37,400	764,992
*	Maxvalu Tohok Co., Ltd.	18,200	127,897
	Maxvalu Tokai Co., Ltd.	61,000	902,002
	Meiji Dairies Corp.	31,000	177,692
#	Meito Sangyo Co., Ltd.	79,900	1,541,691
	Mercian Corp.	424,000	798,743
	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,156,309
#	Milbon Co., Ltd.	43,940	792,788
#	Ministop Co., Ltd.	100,000	1,909,861
#	Mitsui Sugar Co., Ltd.	477,850	1,714,676
	Miyoshi Oil & Fat Co., Ltd.	246,000	330,416
#	Morinaga & Co., Ltd.	933,000	1,992,377
#	Morinaga Milk Industry Co., Ltd.	875,000	2,312,661
	Morishita Jinton Co., Ltd.	47,800	136,946
	Morozoff, Ltd.	110,000	331,516
#	Nagatanien Co., Ltd.	121,000	939,121
#	Nakamuraya Co., Ltd.	208,000	936,784
#	Nichimo Co., Ltd.	112,000	165,992
#	Nihon Chouzai Co., Ltd.	23,000	281,096
	Niitaka Co., Ltd.	7,260	50,375
#	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,136,498
	Nippon Flour Mills Co., Ltd.	620,000	2,516,580
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	251,907
	Nippon Suisan Kaisha, Ltd.	528,700	2,027,697
	Nissin Sugar Manufacturing Co., Ltd.	152,000	351,021
	Nitto Flour Milling Co., Ltd.	64,000	197,658
#	Oenon Holdings, Inc.	201,000	377,504
	Oie Sangyo Co., Ltd.	20,900	160,145
	Okuwa Co., Ltd.	156,000	1,779,707
	Olympic Corp.	66,700	398,636
	Oriental Yeast Co., Ltd.	103,000	553,565
	Pietro Co., Ltd.	10,300	97,263
#	Pigeon Corp.	69,600	1,095,616
	Poplar Co., Ltd.	25,760	169,798
*	Prima Meat Packers, Ltd.	724,000	677,251

6

	Riken Vitamin Co., Ltd.	81,400	$2,654,753
#	Rock Field Co., Ltd.	42,100	610,865
#	Ryoshoku, Ltd.	153,600	3,118,659
#	S Foods, Inc.	103,500	854,310
#	Sakata Seed Corp.	175,600	2,227,618
#	Seijo Corp.	33,600	673,647
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	940,836
	Shoei Foods Corp.	44,000	201,422
#	Showa Sangyo Co., Ltd.	620,000	1,441,086
#	Snow Brand Milk Products Co., Ltd.	924,500	2,346,800
	Sogo Medical Co., Ltd.	23,500	703,308
	Sonton Food Industry Co., Ltd.	43,000	346,213
#	Sotetsu Rosen Co., Ltd.	70,000	292,849
#	Starzen Corp.	286,000	650,332
#	T.Hasegawa Co., Ltd.	142,700	2,448,394
#	Takara Holdings, Inc.	365,000	2,214,670
* #	The Maruetsu, Inc.	428,000	3,281,143
	The Nisshin Oillio Group, Ltd.	601,000	1,959,134
	Three F Co., Ltd.	17,700	122,164
#	Tobu Store Co., Ltd.	220,000	757,280
	Toho Co., Ltd.	162,000	514,043
#	Tohto Suisan Co., Ltd.	120,000	217,157
#	Tokyu Store Chain Corp.	240,000	1,045,482
	Torigoe Co., Ltd.	80,000	529,737
*	Toyo Sugar Refining Co., Ltd.	157,000	166,370
	Tsukiji Uoichiba Co., Ltd.	57,000	94,759
	Tsuruha Holdings, Inc.	46,400	1,496,441
	U. Store Co., Ltd.	63,600	471,113
	Unicafe, Inc.	14,260	199,414
#	Unicharm Petcare Corp.	50,000	2,838,619
	Unimat Offisco Corp.	87,400	1,005,532
#	Valor Co., Ltd.	178,400	1,869,944
	Warabeya Nichiyo Co., Ltd.	52,760	649,058
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	429,770
	Yaoko Co., Ltd.	70,900	1,997,944
#	Yomeishu Seizo Co., Ltd.	102,000	1,060,726
#	Yonekyu Corp.	100,500	911,697
	Yuasa Funashoku Co., Ltd.	112,000	315,951
	Yukiguni Maitake Co., Ltd.	77,180	268,612
	Yutaka Foods Corp.	6,000	88,565
Total Consumer Staples			127,756,813

Energy — (1.0%)
#	AOC Holdings, Inc.	126,300	1,314,379
#	BP Castrol K.K.	69,800	197,598
* #	Fuji Kosan Co., Ltd.	264,000	266,748
	Itochu Enex Co., Ltd.	330,300	1,837,709
	Japan Oil Transportation Co., Ltd.	79,000	158,280
	Kanto Natural Gas Development Co., Ltd.	202,000	1,115,618
#	Kyoei Tanker Co., Ltd.	115,000	327,709
	Mitsuuroko Co., Ltd.	234,200	1,370,860
#	Modec, Inc.	127,400	4,161,354
#	Nippon Gas Co., Ltd.	153,000	1,433,666
	Nippon Seiro Co., Ltd.	64,000	181,545
	Sala Corp.	133,000	529,213
	San-Ai Oil Co., Ltd.	266,000	1,005,250
	Shinko Plantech Co., Ltd.	159,000	2,115,860
#	Sinanen Co., Ltd.	266,000	1,080,020
#	Toa Oil Co., Ltd.	369,000	489,546
#	Toyo Kanetsu K.K.	478,000	1,093,825
Total Energy			18,679,180

Financials — (7.2%)
#	Azel Corp.	214,000	446,375
#	Bank of the Ryukyus, Ltd.	125,080	1,118,318
#	Central Finance Co., Ltd.	341,000	1,014,847
	Century Leasing System, Inc.	186,200	1,541,044
	Comsys Holdings Corp.	145,000	1,175,240
#	Cosmo Securities Co., Ltd.	1,419,000	1,383,039

7

* #	Creed Corp.	360	$478,658
#	Daiko Clearing Services Corp.	51,000	298,159
	Fukushima Bank, Ltd.	858,000	778,790
	Fuyo General Lease Co., Ltd.	108,000	3,224,752
#	Gro-BeLS Co., Ltd.	177,000	264,833
#	Higashi-Nippon Bank, Ltd.	643,000	2,223,455
#	Ichiyoshi Securities Co., Ltd.	165,000	1,717,974
*	Kakuei (L.) Corp.	100,000	963
	Keihanshin Real Estate Co., Ltd.	144,000	579,679
#	Kenedix, Inc.	1,345	1,777,255
	Kirayaka Holdings, Inc.	98,000	193,853
	Kiyo Holdings, Inc.	2,193,900	3,357,297
#	Kobayashi Yoko Co., Ltd.	30,400	151,156
#	Kosei Securities Co., Ltd.	295,000	341,277
#	Marusan Securities Co., Ltd.	263,000	2,387,227
#	Meiwa Estate Co., Ltd.	89,300	796,485
#	Mito Securities Co., Ltd.	278,000	975,735
	Mitsubishi UFJ Financial Group, Inc.	90	793
	Monex Beans Holdings, Inc.	866	490,841
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,145
* #	NIS Group Co., Ltd.	269,725	450,494
#	Nisshin Fudosan Co., Ltd.	81,100	559,783
#	Okasan Holdings, Inc.	467,000	2,600,823
#	OMC Card, Inc.	218,300	1,009,893
#	Ricoh Leasing Co., Ltd.	107,900	2,445,112
#	RISA Partners, Inc.	537	1,050,121
#	Sankei Building Co., Ltd.	235,000	1,848,133
	Seino Holdings Co., Ltd.	81,000	536,869
* #	Seven Seas Holdings Co., Ltd.	194,000	161,539
	Shikoku Bank, Ltd.	762,000	2,800,087
#	Shimizu Bank, Ltd.	32,900	1,429,411
* #	Shinki Co., Ltd.	457,000	506,462
#	Suruga Corp.	134,600	1,497,806
#	Tachihi Enterprise Co., Ltd.	42,650	2,741,905
	Takagi Securities Co., Ltd.	208,000	490,005
	The Aichi Bank, Ltd.	35,000	2,757,972
	The Akita Bank, Ltd.	684,400	2,908,519
	The Aomori Bank, Ltd.	627,000	2,359,755
	The Awa Bank, Ltd.	271,000	1,466,655
#	The Bank of Ikeda, Ltd.	70,300	1,995,379
#	The Bank of Iwate, Ltd.	65,000	4,000,165
	The Bank of Nagoya, Ltd.	193,297	1,108,940
	The Bank of Okinawa, Ltd.	76,500	2,639,269
	The Bank of Saga, Ltd.	599,000	1,841,999
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,211,421
	The Chukyo Bank, Ltd.	751,000	2,109,340
	The Daisan Bank, Ltd.	637,000	2,166,644
	The Daishi Bank, Ltd.	137,000	519,309
	The Daito Bank, Ltd.	511,000	484,935
	The Ehime Bank, Ltd.	609,000	2,089,006
#	The Eighteenth Bank, Ltd.	630,000	2,240,142
#	The Fuji Fire & Marine Insurance Co., Ltd.	445,000	1,253,460
#	The Fukui Bank, Ltd.	864,000	2,438,317
	The Hokkoku Bank, Ltd.	120,000	535,226
	The Hokuetsu Bank, Ltd.	898,000	2,051,048
	The Hyakugo Bank, Ltd.	312,182	1,772,378
	The Hyakujishi Bank, Ltd.	70,000	343,371
	The Kagawa Bank, Ltd.	276,350	1,589,184
	The Kagoshima Bank, Ltd.	260,500	1,807,972
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,030,399
	The Kita-Nippon Bank, Ltd.	30,506	1,062,086
	The Michinoku Bank, Ltd.	538,000	1,591,801
	The Minato Bank, Ltd.	1,470,000	2,795,702
	The Miyazaki Bank, Ltd.	507,000	2,083,339
	The Nagano Bank, Ltd.	322,000	739,918
	The Nanto Bank, Ltd.	284,000	1,260,420
	The Oita Bank, Ltd.	504,900	3,236,691
	The San-in Godo Bank, Ltd.	178,000	1,441,691

8

#	TOC Co., Ltd.	433,550	$3,327,934
#	Tochigi Bank, Ltd.	396,000	2,324,490
	Toho Bank, Ltd.	780,200	3,135,169
#	Toho Real Estate Co., Ltd.	195,000	1,280,881
	Tohoku Bank, Ltd.	372,000	627,991
	Tokai Tokyo Securities Co., Ltd.	576,000	2,397,981
	Tokushima Bank, Ltd.	274,200	1,512,055
#	Tokyo Rakutenchi Co., Ltd.	227,000	747,683
#	Tokyo Theatres Co., Inc.	307,000	589,738
	Tokyo Tomin Bank, Ltd.	84,700	1,895,904
	Tokyu Community Corp.	49,400	1,063,827
#	Tokyu Livable, Inc.	132,300	1,164,498
#	Tomato Bank, Ltd.	407,000	919,217
#	Tottori Bank, Ltd.	336,000	878,045
* #	Towa Bank, Ltd.	833,000	888,731
#	Towa Real Estate Development Co., Ltd.	371,000	514,586
#	Toyo Securities Co., Ltd.	315,000	1,185,540
	Yamagata Bank, Ltd.	600,500	3,318,108
	Yamanashi Chuo Bank, Ltd.	188,000	1,081,391
	Yuraku Real Estate Co., Ltd.	212,000	646,562
Total Financials			136,280,417

Health Care — (3.5%)
	Aloka Co., Ltd.	104,000	1,474,162
	As One Corp.	64,880	1,321,036
	ASKA Pharmaceutical Co., Ltd.	103,000	936,834
	Create Medic Co., Ltd.	28,000	238,762
	Eiken Chemical Co., Ltd.	81,000	730,862
	FALCO biosystems, Ltd.	35,200	206,010
#	Fuso Pharmaceutical Industries, Ltd.	330,000	843,349
* #	Green Hospital Supply, Inc.	624	516,313
	Hitachi Medical Corp.	138,000	1,076,606
	Hogy Medical Co., Ltd.	56,000	2,639,424
	Iwaki & Co., Ltd.	55,000	99,279
*	Japan Medical Dynamic Marketing, Inc.	44,900	105,039
#	Jeol, Ltd.	275,000	1,007,032
	JMS Co., Ltd.	129,000	279,049
	Kaken Pharmaceutical Co., Ltd.	397,000	3,163,911
	Kawamoto Corp.	4,000	13,942
	Kawanishi Holdings, Ltd.	7,400	79,377
	Kawasumi Laboratories, Inc.	45,000	293,151
#	Kissei Pharmaceutical Co., Ltd.	191,500	3,861,686
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,369,073
	Kyorin Co., Ltd.	203,000	2,862,960
	Miraca Holdings, Inc.	152,400	3,269,016
	Mochida Pharmaceutical Co., Ltd.	419,900	4,122,570
#	Nichii Gakkan Co.	124,500	1,666,293
	Nihon Kohden Corp.	155,300	3,132,581
#	Nikkiso Co., Ltd.	243,000	1,587,883
#	Nippon Chemiphar Co., Ltd.	119,000	576,238
#	Nippon Kayaku Co., Ltd.	137,000	817,238
	Nippon Shinyaku Co., Ltd.	243,000	2,439,079
	Nipro Corp.	206,100	3,945,045
	Nissui Pharmaceutical Co., Ltd.	67,800	443,172
#	Paramount Bed Co., Ltd.	109,400	1,460,855
	Rion Co., Ltd.	5,000	30,108
	Rohto Pharmaceutical Co., Ltd.	389,600	4,653,298
	Seikagaku Corp.	203,900	2,164,237
#	SSP Co., Ltd.	436,000	2,008,335
#	Sundrug Co., Ltd.	12,400	313,107
#	Topcon Corp.	95,600	820,336
	Torii Pharmaceutical Co., Ltd.	98,900	1,528,200
#	Towa Pharmaceutical Co., Ltd.	57,800	2,644,860
* #	Toyama Chemicals Co., Ltd.	140,000	1,147,146
	Tsumura & Co.	53,500	1,103,169
	Vital-Net, Inc.	146,300	935,350
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	374,897
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,578,227
Total Health Care			65,879,097

9

Industrials — (19.9%)
#	A&A Material Corp.	235,000	$221,461
#	Advan Co., Ltd.	102,100	820,880
	ADVANEX, Inc.	121,000	132,257
#	Aeon Delight Co., Ltd.	142,800	2,970,395
	Aica Kogyo Co., Ltd.	243,000	2,203,422
#	Aichi Corp.	267,800	2,297,501
#	Aida Engineering, Ltd.	273,000	1,624,340
	Airport Facilities Co., Ltd.	190,970	1,352,879
	Airtech Japan, Ltd.	26,700	164,271
	Alps Logistics Co., Ltd.	53,900	489,204
#	Altech Co., Ltd.	23,000	80,128
#	Altech Corp.	38,150	389,882
#	Amano Corp.	276,400	3,186,802
#	Ando Corp.	264,000	365,424
	Anest Iwata Corp.	152,000	601,022
#	ART Corp.	38,000	634,552
	Asahi Diamond Industrial Co., Ltd.	251,000	1,696,739
	Asahi Kogyosha Co., Ltd.	101,000	328,006
#	Asahi Pretec Corp.	123,650	3,462,276
	Asanuma Corp.	234,000	297,994
#	Asia Air Survey Co., Ltd.	32,000	124,069
	Asunaro Aoki Construction Co., Ltd.	171,000	992,066
	Ataka Construction & Engineering Co., Ltd.	60,000	132,049
	Bando Chemical Industries, Ltd.	349,000	1,263,183
	Biken Techno Corp.	14,100	61,078
	Bunka Shutter Co., Ltd.	245,000	923,059
	Central Glass Co., Ltd.	617,000	2,724,266
#	Central Security Patrols Co., Ltd.	45,800	428,866
#	Chudenko Corp.	214,900	3,207,432
	Chugai Ro Co., Ltd.	335,000	1,215,522
	Chuo Denki Kogyo Co., Ltd.	92,000	967,480
	CKD Corp.	236,000	1,551,582
	Commuture Corp.	157,202	850,449
#	Cosel Co., Ltd.	147,100	1,540,410
	CTI Engineering Co., Ltd.	45,100	261,854
	Dai-Dan Co., Ltd.	160,000	672,485
#	Daihen Corp.	471,000	1,702,428
	Daiho Corp.	202,000	247,354
#	Daiichi Jitsugyo Co., Ltd.	198,000	852,689
#	Daimei Telecom Engineering Corp.	143,000	1,144,992
#	Daiseki Co., Ltd.	151,263	4,297,522
*	Daisue Construction Co., Ltd.	316,500	187,833
	Daiwa Industries, Ltd.	173,000	801,558
	Danto Holdings Corp.	92,000	183,963
#	Denyo Co., Ltd.	93,000	883,318
	DMW Corp.	4,800	85,430
* #	Dream Incubator, Inc.	168	157,068
#	Ebara Corp.	847,000	2,413,273
* #	Eneserve Corp.	110,900	445,251
#	Enshu, Ltd.	215,000	254,686
	Freesia Macross Corp.	1,355,000	434,914
#	Fudo Tetra Corp.	619,800	601,800
* #	Fujisash Co., Ltd.	106,300	88,711
#	Fujita Corp.	115,010	284,932
#	Fujitec Co., Ltd.	312,000	1,578,987
	Fukuda Corp.	136,000	377,308
	Fukusima Industries Corp.	30,500	276,300
#	Fukuyama Transporting Co., Ltd.	936,400	3,427,516
	Funai Consulting, Co., Ltd.	102,000	595,416
#	Furukawa Co., Ltd.	1,428,000	2,704,710
	Furusato Industries, Ltd.	52,000	514,900
#	Futaba Corp.	163,800	2,900,201
#	Gecoss Corp.	116,700	579,379
#	GS Yuasa Corp.	1,282,000	3,176,709
#	Hakuyosha Co., Ltd.	88,000	233,759
#	Hamai Co., Ltd.	97,000	154,715
#	Hanwa Co., Ltd.	745,000	3,433,669

10

#	Hazama Corp.	293,600	$276,991
	Hibiya Engineering, Ltd.	133,000	969,772
	Hitachi Metals Techno, Ltd.	57,500	262,614
#	Hitachi Plant Technologies, Ltd.	681,570	2,681,296
#	Hitachi Tool Engineering, Ltd.	96,500	1,093,997
	Hitachi Transport System, Ltd.	349,600	4,278,072
*	Hitachi Zosen Corp.	965,500	972,533
	Hokuetsu Industries Co., Ltd.	96,000	338,124
	Hokuriku Electrical Construction Co., Ltd.	56,000	159,241
#	Hosokawa Micron Corp.	147,000	1,020,368
#	Howa Machinery, Ltd.	389,000	315,232
	IBJ Leasing Co., Ltd.	127,800	2,447,587
	Ichiken Co., Ltd.	105,000	231,941
	Ichinen Co., Ltd.	73,000	292,761
#	Idec Corp.	135,500	1,611,116
#	Iino Kaiun Kaisha, Ltd.	346,700	3,101,725
	i-Logistics Corp.	91,000	232,600
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,151,733
	Inabata and Co., Ltd.	226,000	1,165,798
* #	Inoue Kogyo Co., Ltd.	425,000	169,716
#	Inui Steamship Co., Ltd.	83,000	1,240,155
* #	Iseki & Co., Ltd.	779,000	1,090,507
* #	Ishikawa Seisakusho, Ltd.	154,000	112,615
*	Ishikawajima Construction Materials Co., Ltd.	43,000	48,913
	Ishikawajima Transport Machinery Co., Ltd.	73,000	315,997
#	Itoki Corp.	179,000	1,119,103
	Iwasaki Electric Co., Ltd.	266,000	651,631
#	Iwatani International Corp.	870,000	2,423,828
* #	J Bridge Corp.	276,000	191,775
#	Jalux, Inc.	44,400	767,486
#	Jamco Corp.	84,000	636,151
* #	Japan Bridge Corp.	44,350	106,366
#	Japan Cash Machine Co., Ltd.	102,115	892,183
#	Japan Foundation Engineering Co., Ltd.	95,600	232,102
#	Japan Kenzai Co., Ltd.	95,940	506,688
	Japan Pulp & Paper Co., Ltd.	514,000	1,889,241
* #	Japan Servo Co., Ltd.	80,000	822,410
	Japan Steel Tower Co., Ltd.	44,000	228,703
#	Japan Transcity Corp.	236,000	969,629
	K.R.S. Corp.	39,200	322,909
#	Kamagai Gumi Co., Ltd.	532,800	579,480
	Kamei Corp.	121,000	568,614
	Kanaden Corp.	121,000	644,056
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	965,279
#	Kanamoto Co., Ltd.	114,000	732,608
#	Kandenko Co., Ltd.	164,000	879,226
*	Kanematsu Corp.	1,481,625	2,078,920
* #	Kanematsu-NNK Corp.	125,000	120,474
#	Katakura Industries Co., Ltd.	119,000	2,005,706
	Kato Works Co., Ltd.	202,000	785,670
* #	Kawada Industries, Inc.	158,000	230,560
	Kawagishi Bridge Works Co., Ltd.	38,000	108,932
	Kawaguchi Metal Industries Co., Ltd.	11,000	32,862
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	411,456
*	Kimmon Manufacturing Co., Ltd.	180,000	199,072
* #	Kimura Chemical Plants Co., Ltd.	61,000	595,853
#	Kinki Sharyo Co., Ltd.	212,000	686,788
	Kintetsu World Express, Inc.	117,300	2,729,497
	Kioritz Corp.	239,000	480,616
#	Kitagawa Iron Works Co., Ltd.	344,000	729,445
#	Kitano Construction Corp.	258,000	513,899
	Kitazawa Sangyo Co., Ltd.	57,000	165,341
#	Kitz Corp.	420,000	2,336,985
	Koike Sanso Kogyo Co., Ltd.	155,000	817,264
	Koito Industries, Ltd.	102,000	356,685
#	Kokuyo Co., Ltd.	126,325	1,032,981
#	Komai Tekko, Inc.	109,000	186,438
	Komatsu Wall Industry Co., Ltd.	33,700	419,625
	Kondotec, Inc.	40,500	235,224

11

	Kosaido Co., Ltd.	79,000	$460,857
	Kuroda Electric Co., Ltd.	112,900	1,740,377
	Kyodo Printing Co., Ltd.	311,000	820,199
#	Kyoei Sangyo Co., Ltd.	97,000	272,350
#	Kyokuto Boeki Kaisha, Ltd.	82,000	203,872
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	846,486
	Kyosan Electric Manufacturing Co., Ltd.	218,000	648,109
	Kyowa Exeo Corp.	354,000	2,437,022
	Kyudenko Corp.	281,000	1,415,477
* #	Link Consulting Associates - Japan Corp.	63,500	72,117
* #	Lonseal Corp.	127,000	104,193
#	Maeda Corp.	641,000	2,050,212
#	Maeda Road Construction Co., Ltd.	327,000	2,695,103
	Maezawa Industries, Inc.	59,300	152,290
#	Maezawa Kaisei Industries Co., Ltd.	54,700	679,737
	Makino Milling Machine Co., Ltd.	330,000	2,347,271
	Marubeni Construction Material Lease Co., Ltd.	78,000	126,283
	Maruka Machinery Co., Ltd.	28,100	228,437
	Maruwn Corp.	66,000	142,693
#	Maruyama Manufacturing Co., Inc.	150,000	325,681
	Maruzen Showa Unyu Co., Ltd.	335,000	1,030,073
#	Matsuda Sangyo Co., Ltd.	90,530	2,490,983
	Matsui Construction Co., Ltd.	98,600	371,833
* #	Matsuo Bridge Co., Ltd.	72,000	67,968
#	Max Co., Ltd.	188,000	2,243,353
#	Meidensha Corp.	785,050	1,810,259
*	Meiji Machine Co., Ltd.	213,000	110,601
#	Meiji Shipping Co., Ltd.	109,000	543,942
	Meisei Industrial Co., Ltd.	29,000	81,596
#	Meitec Corp.	135,600	4,007,187
	Meito Transportation Co., Ltd.	22,000	171,607
* #	Meiwa Trading Co., Ltd.	140,000	294,760
	Mitani Corp.	54,000	540,432
#	Mitsubishi Cable Industries, Ltd.	736,000	935,214
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	653,172
#	Mitsubishi Pencil Co., Ltd.	121,500	1,718,573
	Mitsuboshi Belting, Ltd.	281,000	1,220,757
#	Mitsui Matsushima Co., Ltd.	347,000	876,726
#	Mitsui-Soko Co., Ltd.	487,000	2,696,863
	Mitsumura Printing Co., Ltd.	95,000	346,316
#	Miura Co., Ltd.	145,200	3,420,782
	Miura Printing Corp.	19,000	48,552
* #	Miyairi Valve Manufacturing Co., Ltd.	43,000	65,590
* #	Miyaji Engineering Group	203,000	176,187
* #	Miyakoshi Corp.	48,400	446,570
*	Mori Denki Mfg. Co., Ltd.	628,000	83,367
	Morita Corp.	163,000	803,034
	Moshi Moshi Hotline, Inc.	122,700	3,361,597
	Mystar Engineering Corp.	15,600	74,675
	NAC Co., Ltd.	28,900	247,724
	Nachi-Fujikoshi Corp.	604,000	2,124,284
	Naikai Zosen Corp.	75,000	352,298
#	Nakano Corp.	103,000	287,415
	Narasaki Sangyo Co., Ltd.	68,000	83,105
	NEC Leasing, Ltd.	72,600	965,132
#	NEC System Integration & Construction, Ltd.	172,100	2,204,720
	New Tachikawa Aircraft Co., Ltd.	10,100	357,999
#	Nichias Corp.	435,000	1,934,053
	Nichiban Co., Ltd.	125,000	375,841
#	Nichiha Corp.	126,180	1,074,667
	Nihon Spindle Manufacturing Co., Ltd.	115,000	246,240
	Nikko Co., Ltd.	127,000	282,020
#	Nippei Toyama Corp.	173,000	2,050,639
#	Nippo Corp.	409,000	2,689,541
#	Nippon Carbon Co., Ltd.	406,000	1,580,217
* #	Nippon Conveyor Co., Ltd.	168,000	124,718
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,613,110
	Nippon Denwa Shisetu Co., Ltd.	208,000	615,052
	Nippon Filcon Co., Ltd.	75,000	366,977

12

	Nippon Hume Corp.	91,000	$278,143
	Nippon Jogesuido Sekkei Co., Ltd.	289	257,280
#	Nippon Kanzai Co., Ltd.	71,000	1,779,458
	Nippon Koei Co., Ltd., Tokyo	279,000	721,076
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	3,449,587
#	Nippon Parking Development Co., Ltd.	10,609	472,254
	Nippon Seisen Co., Ltd.	95,000	359,135
#	Nippon Sharyo, Ltd.	506,000	1,004,517
#	Nippon Shindo Co., Ltd.	50,000	94,870
	Nippon Signal Co., Ltd.	216,000	1,068,283
#	Nippon Steel Trading Co., Ltd.	399,000	1,070,989
#	Nippon Thompson Co., Ltd.	262,000	1,580,043
	Nippon Tungsten Co., Ltd.	82,000	181,337
	Nippon Yusoki Co., Ltd.	141,000	420,019
#	Nishimatsu Construction Co., Ltd.	979,000	2,491,120
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,266,944
#	Nishishiba Electric Co., Ltd.	101,000	218,983
#	Nissei Corp.	107,400	1,136,446
	Nissei Plastic Industrial Co., Ltd.	68,000	311,365
	Nissha Printing Co., Ltd.	105,700	4,455,406
	Nissin Corp.	351,000	939,954
	Nitchitsu Co., Ltd.	60,000	186,831
	Nitta Corp.	104,200	1,609,442
	Nitto Boseki Co., Ltd.	870,000	1,774,222
#	Nitto Electric Works, Ltd.	154,800	1,780,787
#	Nitto Kohki Co., Ltd.	78,300	1,720,739
#	Nitto Seiko Co., Ltd.	143,000	668,360
*	Nittoc Construction Co., Ltd.	134,000	82,012
	Noda Corp.	33,800	106,335
#	Nomura Co., Ltd.	210,000	775,702
#	Noritz Corp.	177,100	1,932,606
* #	Oak Capital Corp.	753,354	297,521
	Obayashi Road Corp.	106,000	143,559
	Odakyu Construction Co., Ltd.	63,500	146,031
	Oiles Corp.	101,952	2,126,654
	Okabe Co., Ltd.	192,000	699,511
#	Okamoto Machine Tool Works, Ltd.	164,000	401,162
#	Okamura Corp.	379,900	2,885,586
	Okano Valve Manufacturing Co.	58,000	377,179
#	Oki Electric Cable Co., Ltd.	117,000	204,164
#	OKK Corp.	262,000	564,889
#	Okumura Corp.	770,400	3,294,273
#	O-M, Ltd.	107,000	837,068
#	Onoken Co., Ltd.	72,800	948,225
#	Organo Corp.	203,000	1,858,845
	Oriental Shiraishi Corp.	73,400	160,682
	Original Engineering Consultants Co., Ltd.	9,000	18,366
#	OSG Corp.	119,900	1,186,013
#	Oyo Corp.	110,400	1,111,331
	P.S. Mitsubishi Construction Co., Ltd.	76,800	162,865
#	Park24 Co., Ltd.	69,500	590,837
* #	Pasco Corp.	242,500	360,888
* #	Pasona Group, Inc.	1,474	1,184,705
* #	Penta-Ocean Construction Co., Ltd.	864,000	1,088,960
* #	PIA Corp.	29,500	502,706
#	Pilot Corp.	780	1,370,074
#	PRONEXUS, Inc.	137,000	1,174,147
#	Raito Kogyo Co., Ltd.	199,000	500,137
#	Rasa Industries, Ltd.	277,000	506,983
	Rheon Automatic Machinery Co., Ltd.	64,000	205,324
	Riken Electric Wire Co., Ltd.	39,000	49,413
	Ryobi, Ltd.	573,200	2,395,325
* #	Saeki Kensetsu Kogyo Co., Ltd.	211,000	126,580
#	Sagami Railway Co., Ltd.	364,000	1,403,249
*	Sailor Pen Co., Ltd.	127,000	112,967
#	Sakai Heavy Industries, Ltd.	126,000	225,400
* #	Sakurada Co., Ltd.	225,000	55,967
* #	Sanix, Inc.	161,700	368,767
#	Sanki Engineering Co., Ltd.	268,000	1,753,302

13

	Sanko Metal Industrial Co., Ltd.	118,000	$227,225
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,445,635
	Sanritsu Corp.	17,800	129,528
#	Sanyo Denki Co., Ltd.	219,000	967,254
	Sanyo Engineering & Construction, Inc.	48,000	207,726
	Sanyo Industries, Ltd., Tokyo	102,000	184,105
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	2,238,307
* #	Sata Construction Co., Ltd.	234,000	137,302
#	Sato Corp.	111,500	1,313,950
	Sato Shoji Corp.	67,000	479,276
	Sawafuji Electric Co., Ltd.	48,000	140,958
	Secom Joshinetsu Co., Ltd.	34,800	925,093
#	Secom Techno Service Co., Ltd.	44,500	1,426,185
	Seibu Electric Industry Co., Ltd.	67,000	272,859
#	Seika Corp.	274,000	587,846
*	Seikitokyu Kogyo Co., Ltd.	335,000	246,245
	Sekisui Jushi Co., Ltd.	166,000	1,383,461
#	Senko Co., Ltd.	381,000	1,291,520
	Senshu Electric Co., Ltd.	37,300	624,113
#	Shibaura Mechatronics Corp.	175,000	846,066
#	Shibusawa Warehouse Co., Ltd.	266,000	1,655,357
	Shibuya Kogyo Co., Ltd.	84,500	586,081
	Shin Nippon Air Technologies Co., Ltd.	87,280	433,473
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	572,929
#	Shinko Electric Co., Ltd.	509,000	1,628,897
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	808,876
	Shinmaywa Industries, Ltd.	413,000	1,391,981
#	Shinnihon Corp.	215,900	487,241
	Shinsho Corp.	291,000	825,674
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,751,074
	SHO-BOND Holdings Co., Ltd.	100,800	1,194,386
#	Shoko Co., Ltd.	324,000	391,876
	Showa Aircraft Industry Co., Ltd.	114,000	1,111,595
	Showa KDE Co., Ltd.	124,000	160,207
	Sintokogio, Ltd.	197,000	1,863,036
	Soda Nikka Co., Ltd.	67,000	256,795
#	Sodick Co., Ltd.	187,000	887,580
	Space Co., Ltd.	75,320	626,668
	Subaru Enterprise Co., Ltd.	59,000	189,053
	Sugimoto & Co., Ltd.	35,000	428,714
* #	Sumitomo Coal Mining Co., Ltd.	851,500	686,443
	Sumitomo Densetsu Co., Ltd.	107,400	450,025
* #	Sumitomo Mitsui Construction Co., Ltd.	641,060	599,108
#	Sumitomo Precision Products Co., Ltd.	180,000	650,841
	Sumitomo Warehouse Co., Ltd.	300,000	1,446,968
	Sun Wave Corp.	155,000	223,717
	Suzuki Metal Industry Co., Ltd.	71,000	148,376
	SWCC Showa Holdings Co., Ltd.	853,000	1,234,823
#	Tadano, Ltd.	161,579	1,599,492
	Taihei Dengyo Kaisha, Ltd.	155,000	1,252,299
#	Taihei Kogyo Co., Ltd.	264,000	1,054,690
* #	Taiheiyo Kaiun Co., Ltd.	167,000	365,844
* #	Taiheiyo Kouhatsu, Inc.	198,000	155,830
	Taiho Kogyo Co., Ltd.	97,700	1,252,555
#	Taikisha, Ltd.	129,000	1,483,029
	Taisei Rotec Corp.	271,000	349,834
	Takada Kiko Co., Ltd.	48,000	107,061
	Takano Co., Ltd.	53,400	515,822
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	449,174
#	Takara Printing Co., Ltd.	39,055	319,252
#	Takara Standard Co., Ltd.	529,000	2,259,748
	Takasago Thermal Engineering Co., Ltd.	299,000	2,255,552
#	Takashima & Co., Ltd.	137,000	153,959
	Takigami Steel Construction Co., Ltd.	50,000	152,618
#	Takisawa Machine Tool Co., Ltd.	191,000	308,580
#	Takuma Co., Ltd.	305,000	700,118
	Tanseisha Co., Ltd.	74,000	280,249
#	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	540,064
	TCM Corp.	359,000	845,468

14

	Techno Associe Co., Ltd.	59,900	$676,061
	Techno Ryowa, Ltd.	66,600	401,702
#	Teikoku Electric Manufacturing Co., Ltd.	29,400	527,111
* #	Tekken Corp.	535,000	543,755
	Teraoka Seisakusho Co., Ltd.	55,000	355,658
* #	The Goodwill Group, Inc.	1,346	237,157
#	The Keihin Co., Ltd.	204,000	320,661
	The Kodensha Co., Ltd.	25,000	50,721
	The Nippon Road Co., Ltd.	333,000	494,370
	The Yasuda Warehouse Co., Ltd.	100,900	903,718
*	Toa Corp.	764,000	618,628
#	Toa Doro Kogyo Co., Ltd.	155,000	189,563
* #	Tobishima Corp.	1,365,500	477,668
#	Tocalo Co., Ltd.	53,000	919,402
	Todentu Corp.	121,000	264,011
	Toenec Corp.	324,000	1,498,255
	Tokai Lease Co., Ltd.	86,000	140,610
#	Tokimec, Inc.	272,000	698,412
	Toko Electric Corp.	88,000	195,906
#	Tokyo Biso Kogyo Corp.	19,000	117,505
#	Tokyo Energy & Systems, Inc.	129,000	754,061
#	Tokyo Kikai Seisakusho, Ltd.	312,000	741,407
#	Tokyo Leasing Co., Ltd.	223,800	2,362,359
	Tokyo Sangyo Co., Ltd.	78,000	238,133
#	Tokyu Construction Co., Ltd.	366,290	1,104,990
	Toli Corp.	212,000	403,630
#	Tomoe Corp.	115,500	222,797
#	Tonami Transportation Co., Ltd.	340,000	844,756
#	Tori Holdings Co., Ltd.	2,969,000	422,968
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,742,582
	Toshiba Machine Co., Ltd.	89,000	679,587
	Toshiba Plant Kensetsu Co., Ltd.	337,000	2,951,815
	Tosho Printing Co., Ltd.	249,000	555,704
	Totetsu Kogyo Co., Ltd.	125,000	684,818
* #	Toyo Construction Co., Ltd.	1,005,000	676,715
#	Toyo Electric Co., Ltd.	159,000	403,964
	Toyo Engineering Corp.	645,400	2,971,431
#	Toyo Machinery & Metal Co., Ltd.	61,000	223,196
	Toyo Shutter Co., Ltd.	11,800	121,635
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	428,819
#	Trusco Nakayama Corp.	114,100	1,730,204
#	Tsubakimoto Chain Co.	594,700	3,722,708
	Tsubakimoto Kogyo Co., Ltd.	97,000	302,364
#	Tsudakoma Corp.	204,000	460,814
#	Tsugami Corp.	272,000	872,492
#	Tsukishima Kikai Co., Ltd.	152,000	1,332,247
	Tsurumi Manufacturing Co., Ltd.	96,000	722,475
	Tsuzuki Denki Co., Ltd.	75,000	240,196
	TTK Co., Ltd.	62,000	366,191
#	Uchida Yoko Co., Ltd.	175,000	742,382
	Ueki Corp.	47,000	53,069
#	Union Tool Co.	79,000	2,816,655
#	Utoc Corp.	99,000	393,964
* #	Venture Link Co., Ltd.	405,500	457,096
* #	Wakachiku Construction Co., Ltd.	395,000	296,714
	Wavelock Holdings Co., Ltd.	31,500	114,561
	Weathernews, Inc.	20,000	210,790
	Yahagi Construction Co., Ltd.	154,000	598,483
	Yamato Corp.	82,000	228,674
	Yamaura Corp.	40,500	82,544
	Yamazen Co., Ltd.	315,000	1,180,808
	Yokogawa Bridge Holdings Corp.	142,400	602,513
	Yondenko Corp.	136,800	676,919
#	Yuasa Trading Co., Ltd.	800,000	940,931
#	Yuken Kogyo Co., Ltd.	156,000	513,778
	Yurtec Corp.	285,000	1,462,614
#	Yushin Precision Equipment Co., Ltd.	49,940	915,797
	Zeon Corp.	200,000	974,440
Total Industrials			376,205,078

15

Information Technology — (8.8%)
	Aichi Tokei Denki Co., Ltd.	113,000	$281,877
#	Aiphone Co., Ltd.	72,800	1,124,569
* #	Allied Telesis Holdings K.K.	470,700	298,645
#	Alpha Systems, Inc.	43,500	1,275,774
#	Anritsu Corp.	446,000	1,445,971
	AOI Electronics Co., Ltd.	38,400	496,862
*	Apic Yamada Corp.	36,000	103,367
#	Arisawa Manufacturing Co., Ltd.	139,400	1,092,492
#	CAC Corp.	70,900	521,366
	Canon Electronics, Inc.	70,000	1,570,645
#	Canon Finetech, Inc.	151,070	1,895,602
#	Capcom Co., Ltd.	114,200	3,131,959
#	Chino Corp.	162,000	410,281
#	CMK Corp.	216,000	1,720,938
	Computer Engineering & Consulting, Ltd.	63,100	526,024
	Core Corp.	45,700	290,862
	Cresco, Ltd.	11,600	103,054
	Dai Nippon Screen Mfg. Co., Ltd.	576,000	2,545,262
	Daiko Denshi Tsushin, Ltd.	23,000	47,950
#	Daiwabo Information System Co., Ltd.	62,000	1,105,280
#	Denki Kogyo Co., Ltd.	243,000	1,410,476
	DKK TOA Corp.	31,000	115,505
#	DTS Corp.	87,200	1,457,934
#	Dwango Co., Ltd.	140	363,352
#	eAccess, Ltd.	4,747	3,069,018
	Eizo Nanao Corp.	77,600	1,848,095
	Elna Co., Ltd.	97,000	202,281
#	Enplas Corp.	72,200	778,612
#	Epson Toyocom Corp.	437,000	1,676,149
#	ESPEC Corp.	82,000	725,761
* #	FDK Corp.	436,000	533,215
#	Fuji Soft, Inc.	131,400	2,018,799
*	Fujitsu Component, Ltd.	177	199,356
#	Fujitsu Frontech, Ltd.	80,700	696,373
	Fuso Dentsu Co., Ltd.	16,000	59,697
#	Future Architect, Inc.	1,504	796,142
* #	GMO Internet, Inc.	242,500	1,165,873
	Hakuto Co., Ltd.	82,500	820,294
	Hitachi Business Solution Co., Ltd.	43,200	238,728
	Hitachi Information Systems, Ltd.	147,100	2,889,364
	Hitachi Kokusai Electric, Inc.	311,500	3,516,834
	Hitachi Maxell, Ltd.	158,100	1,731,351
#	Hitachi Software Engineering Co., Ltd.	190,300	4,500,228
	Hitachi Systems & Services, Ltd.	86,000	1,662,859
#	Hochiki Corp.	99,000	634,694
#	Hokuriku Electric Industry Co., Ltd.	316,000	460,248
	Horiba, Ltd.	5,100	167,069
#	Hosiden Corp.	249,600	4,282,846
#	Icom, Inc.	51,000	1,328,654
* #	Ikegami Tsushinki Co., Ltd.	174,000	296,184
#	Ines Corp.	177,200	915,581
	I-Net Corp.	47,800	286,967
#	Information Services International-Dentsu, Ltd.	106,600	910,835
	INTEC Holdings, Ltd.	180,128	2,561,497
#	Invoice, Inc.	40,368	860,767
#	Ishii Hyoki Co., Ltd.	24,300	416,980
*	Iwatsu Electric Co., Ltd.	311,000	327,446
	Japan Aviation Electronics Industry, Ltd.	308,600	3,222,865
	Japan Business Computer Co., Ltd.	76,900	582,893
#	Japan Digital Laboratory Co., Ltd.	116,500	1,488,502
#	Japan Radio Co., Ltd.	446,000	1,253,926
	Jastec Co., Ltd.	63,000	519,166
	JBIS Holdings, Inc.	81,700	274,996
	JIEC Co., Ltd.	199	175,213
	Kaga Electronics Co., Ltd.	100,000	1,257,121
* #	Kakaku.com, Inc.	103	584,448
	Kanematsu Electronics, Ltd.	85,300	612,317

16

* #	Kasuga Electric Works, Ltd.	44,000	$62,928
	Kawatetsu Systems, Inc.	174	167,163
	Koa Corp.	152,800	981,338
#	Koei Co., Ltd.	238,700	3,919,912
* #	Kubotek Corp.	407	168,705
	Kyoden Co., Ltd.	160,000	298,324
	Kyowa Electronic Instruments Co., Ltd.	52,000	163,608
#	Macnica, Inc.	62,500	886,901
#	Marubun Corp.	98,700	673,048
#	Maruwa Co., Ltd.	34,000	447,821
	Maspro Denkoh Corp.	62,600	496,612
#	Megachips Corp.	89,600	1,247,814
* #	Meisei Electric Co., Ltd.	359,000	319,803
#	Melco Holdings, Inc.	9,000	165,923
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,158,463
#	Miroku Jyoho Service Co., Ltd.	107,000	277,090
#	Mitsui High-Tec, Inc.	145,700	1,153,830
#	Mitsui Knowledge Industry Co., Ltd.	3,790	734,915
	Moritex Corp.	35,100	135,250
* #	Mutoh Holdings Co., Ltd.	164,000	630,890
* #	Nagano Japan Radio Co., Ltd.	85,000	120,443
	Nakayo Telecommunications, Inc.	49,000	105,732
	NEC Fielding, Ltd.	194,800	2,216,790
	NEC Mobiling, Ltd.	50,900	848,526
* #	NEC Tokin Corp.	392,000	1,001,935
#	Net One Systems Co., Ltd.	1,941	2,102,361
*	Netmarks, Inc.	523	77,098
	New Japan Radio Co., Ltd.	112,000	424,555
	Nichicon Corp.	272,300	2,130,360
	Nidec Sankyo Corp.	205,000	1,678,240
#	Nihon Dempa Kogyo Co., Ltd.	70,800	2,358,742
#	Nihon Inter Electronics Corp.	94,700	264,244
	Nippon Avionics Co., Ltd.	83,000	185,731
#	Nippon Ceramic Co., Ltd.	89,000	970,124
#	Nippon Chemi-Con Corp.	443,000	1,965,555
	Nippon Systemware Co., Ltd.	30,000	135,547
	Nissho Electronics Corp.	81,600	562,654
	Nohmi Bosai, Ltd.	191,000	1,268,113
	NS Solutions Corp.	38,600	1,098,277
#	NSD Co., Ltd.	178,600	2,509,021
	Okaya Electric Industries Co., Ltd.	73,000	394,346
* #	Oki Electric Industry Co., Ltd.	1,850,000	3,305,070
	Ono Sokki Co., Ltd.	105,000	527,739
	Origin Electric Co., Ltd.	107,000	594,922
#	Osaki Electric Co., Ltd.	131,000	578,016
	PCA Corp.	17,500	176,653
* #	Pixela Corp.	33,000	131,858
*	Pulstec Industrial Co., Ltd.	21,200	31,492
	Ricoh Elemex Corp.	77,000	574,939
	Rikei Corp.	22,500	44,225
	Riken Keiki Co., Ltd.	79,900	546,392
#	Roland DG Corp.	61,400	1,955,910
	Ryoden Trading Co., Ltd.	155,000	1,054,433
	Ryosan Co., Ltd.	125,300	2,991,621
	Ryoyo Electro Corp.	110,900	1,190,857
#	Sanken Electric Co., Ltd.	308,000	1,814,574
	Sanko Co., Ltd.	22,000	104,872
	Sanshin Electronics Co., Ltd.	111,000	1,260,740
#	Satori Electric Co., Ltd.	57,880	544,507
	Saxa Holdings, Inc.	194,000	330,978
	Sekonic Corp.	36,000	101,865
	Shindengen Electric Manufacturing Co., Ltd.	304,000	622,556
#	Shinkawa, Ltd.	70,200	933,577
	Shinko Shoji Co., Ltd.	78,000	795,250
	Shizuki Electric Co., Inc.	103,000	380,251
	Siix Corp.	86,000	823,331
#	SMK Corp.	272,000	1,600,938
#	Sorun Corp.	95,100	543,579
* #	SPC Electronics Corp.	48,200	82,571

17

	SRA Holdings	51,000	$838,546
	Star Micronics Co., Ltd.	136,600	2,179,208
	Sumco Techxiv Corp.	29,500	683,078
#	Sumida Corp.	67,949	907,092
#	Sumisho Computer Systems Corp.	172,700	3,248,739
#	SUNX, Ltd.	120,600	641,569
#	SystemPro Co., Ltd.	348	227,533
	Tachibana Eletech Co., Ltd.	64,100	494,936
#	Tamura Corp.	260,000	936,881
* #	Teac Corp.	872,000	813,618
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	555,582
#	TIS, Inc.	158,600	2,901,134
	TKC Corp.	103,300	1,919,124
*	Toko, Inc.	309,000	598,603
	Tokyo Denpa Co., Ltd.	24,900	301,434
	Tokyo Electron Device, Ltd.	361	629,962
#	Tokyo Seimitsu Co., Ltd.	107,100	1,963,652
#	Tomen Electronics Corp.	51,900	575,588
#	Tose Co., Ltd.	23,100	218,711
	Totoku Electric Co., Ltd.	129,000	146,828
	Toukei Computer Co., Ltd.	28,410	338,541
#	Towa Corp.	74,800	684,373
#	Toyo Corp.	113,600	1,533,412
#	Trans Cosmos, Inc.	167,900	2,140,967
	Trinity Industrial Corp.	56,000	375,231
	Tsuzuki Densan Co., Ltd.	22,500	84,275
#	Uniden Corp.	221,000	1,373,347
* #	Union Holdings Co., Ltd.	148,000	41,026
	XNET Corp.	91	101,931
	Yamaichi Electronics Co., Ltd.	64,400	305,364
	Yaskawa Information Systems Corp.	40,000	123,477
	Ye Data, Inc.	43,000	82,764
#	Yokowo Co., Ltd.	71,300	477,597
#	Zuken, Inc.	97,700	900,600
Total Information Technology			166,383,462

Materials — (8.3%)
	Achilles Corp.	688,000	871,350
	Adeka Corp.	350,600	3,516,319
	Agro-Kanesho Co., Ltd.	7,000	48,317
#	Aichi Steel Corp.	376,000	1,880,212
	Arakawa Chemical Industries, Ltd.	69,500	761,420
	Aronkasei Co., Ltd.	127,000	441,282
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	910,997
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	710,250
#	Chugai Mining Co., Ltd.	875,900	373,030
#	Chugoku Marine Paints, Ltd.	238,000	1,923,505
#	Chugokukogyo Co., Ltd.	105,000	99,771
*	Co-Op Chemical Co., Ltd.	163,000	195,497
#	Dai Nippon Toryo, Ltd.	501,000	601,505
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	445,585
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	269,508
#	Daiken Corp.	450,000	910,964
#	Daiki Aluminium Industry Co., Ltd.	148,000	575,841
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,207,336
#	Daio Paper Corp.	435,500	3,138,050
#	Daiso Co., Ltd.	383,000	1,281,589
	DC Co., Ltd.	117,000	337,491
	Dijet Industrial Co., Ltd.	81,000	183,833
	Dynapac Co., Ltd.	25,000	87,810
#	FP Corp.	77,300	2,045,825
	Fujikura Kasei Co., Ltd.	97,000	743,264
	Fumakilla, Ltd.	87,000	341,363
#	Godo Steel, Ltd.	556,000	1,773,241
	Goldcrest Co., Ltd.	56,500	1,530,865
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	587,683
	Harima Chemicals, Inc.	80,000	420,096
#	Hodogaya Chemical Co., Ltd.	288,000	676,634
	Hokkan Holdings, Ltd.	215,000	578,065

18

	Hokko Chemical Industry Co., Ltd.	90,000	$270,988
#	Hokuetsu Paper Mills, Ltd.	642,500	2,842,509
#	Hokushin Co., Ltd.	64,000	168,206
	Honshu Chemical Industry Co., Ltd.	35,000	173,501
	Ihara Chemical Industry Co., Ltd.	155,000	335,259
#	ISE Chemicals Corp.	88,000	625,850
* #	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,975,713
#	Ishii Iron Works Co., Ltd.	110,000	189,409
	Japan Carlit Co., Ltd.	59,800	283,672
	JSP Corp.	109,600	1,045,548
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,117,933
	Kasei (C.I.) Co., Ltd.	119,000	242,908
	Katakura Chikkarin Co., Ltd.	43,000	100,554
	Kawasaki Kasei Chemicals, Ltd.	121,000	218,394
* #	Kishu Paper Co., Ltd.	267,000	320,740
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,167,490
	Kohsoku Corp.	64,500	367,507
	Konishi Co., Ltd.	69,300	618,333
	Kumiai Chemical Industry Co., Ltd.	296,000	438,228
	Kureha Corp.	644,500	3,856,561
#	Kurimoto, Ltd.	458,000	622,890
#	Kurosaki Harima Corp.	293,000	804,615
	Lintec Corp.	46,400	709,598
#	MEC Co., Ltd.	62,800	586,760
	Mesco, Inc.	30,000	192,706
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,102,862
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	1,902,786
* #	Mitsui Mining Co., Ltd.	793,500	2,776,875
#	Mory Industries, Inc.	154,000	562,320
#	Nakabayashi Co., Ltd.	185,000	322,282
#	Nakayama Steel Works, Ltd.	454,000	953,680
	Neturen Co., Ltd., Tokyo	158,000	1,647,000
	Nichia Steel Works, Ltd.	179,900	641,054
#	Nichireki Co., Ltd.	96,000	267,231
	Nifco, Inc.	167,100	3,590,515
	Nihon Kagaku Sangyo Co., Ltd.	81,000	656,411
#	Nihon Matai Co., Ltd.	111,000	165,552
#	Nihon Nohyaku Co., Ltd.	224,000	1,555,498
	Nihon Parkerizing Co., Ltd.	235,000	3,275,520
	Nihon Seiko Co., Ltd.	18,000	47,230
*	Nippon Carbide Industries Co., Inc.	201,000	376,885
	Nippon Chemical Industrial Co., Ltd.	288,000	676,519
#	Nippon Chutetsukan K.K.	97,000	135,124
* #	Nippon Chuzo K.K.	136,000	287,937
#	Nippon Concrete Industries Co., Ltd.	157,000	256,684
#	Nippon Denko Co., Ltd.	382,000	3,476,375
	Nippon Fine Chemical Co., Ltd.	93,000	671,782
	Nippon Foil Manufacturing Co., Ltd.	51,000	81,717
#	Nippon Kasei Chemical Co., Ltd.	364,000	665,835
#	Nippon Kinzoku Co., Ltd.	227,000	679,440
#	Nippon Koshuha Steel Co., Ltd.	449,000	914,803
	Nippon Light Metal Co., Ltd.	846,000	1,305,864
#	Nippon Metal Industry Co., Ltd.	608,000	2,219,361
#	Nippon Paint Co., Ltd.	779,200	3,021,943
	Nippon Pigment Co., Ltd.	43,000	125,423
#	Nippon Pillar Packing Co., Ltd.	85,000	518,346
	Nippon Soda Co., Ltd.	539,000	1,874,684
	Nippon Valqua Industries, Ltd.	321,000	954,767
#	Nippon Yakin Kogyo Co., Ltd.	406,000	3,855,157
	Nittetsu Mining Co., Ltd.	288,000	1,896,148
	Nitto FC Co., Ltd.	72,000	363,802
	NOF Corp.	719,000	2,810,151
#	Okamoto Industries, Inc.	412,000	1,358,704
#	Okura Industrial Co., Ltd.	216,000	515,058
	Osaka Organic Chemical Industry, Ltd.	67,700	358,941
	Osaka Steel Co., Ltd.	151,000	2,070,422
	Riken Technos Corp.	202,000	485,725
#	S Science Co., Ltd.	3,265,000	430,820
#	S.T. Chemical Co., Ltd.	102,700	1,241,154
	Sakai Chemical Industry Co., Ltd.	364,000	1,501,166
	Sakata INX Corp.	219,000	1,005,280
#	Sanyo Chemical Industries, Ltd.	410,000	2,136,352
#	Sanyo Special Steel Co., Ltd.	568,300	3,441,001
	Sekisui Plastics Co., Ltd.	352,000	967,986
	Shikoku Chemicals Corp.	207,000	970,421
#	Shinagawa Refractories Co., Ltd.	229,000	674,675
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,809,542
	Shinko Wire Co., Ltd.	189,000	342,963

19

	Showa Tansan Co., Ltd.	49,000	$138,625
	Somar Corp.	43,000	124,110
#	Stella Chemifa Corp.	43,200	1,027,841
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,731,423
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,294,173
	Sumitomo Pipe & Tube Co., Ltd.	111,000	1,016,029
#	Sumitomo Real Estate Sales Co., Ltd.	27,290	1,150,678
	Sumitomo Seika Chemicals Co., Ltd.	244,000	944,464
#	Taisei Lamick Co., Ltd.	18,900	427,130
	Takasago International Corp.	348,000	2,750,847
#	Takiron Co., Ltd.	249,000	589,861
	Tayca Corp.	154,000	485,141
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	2,027,915
	The Pack Corp.	67,900	962,709
* #	Titan Kogyo Kabushiki Kaisha	59,000	86,939
#	Toagosei Co., Ltd.	921,000	3,150,258
	Toda Kogyo Corp.	162,000	582,834
	Tohcello Co., Ltd.	119,000	673,987
#	Toho Zinc Co., Ltd.	436,000	2,892,375
* #	Tokushu Tokai Holdings Co., Ltd.	518,580	898,716
#	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,448,798
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	909,129
#	Tokyo Tekko Co., Ltd.	162,000	620,668
	Tomoegawa Paper Co., Ltd.	125,000	261,774
	Tomoku Co., Ltd.	302,000	554,923
	Topy Industries, Ltd.	768,000	2,072,776
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,929,014
	Toyo Kohan Co., Ltd.	335,000	1,656,319
#	TYK Corp.	145,000	288,919
#	Ube Material Industries, Ltd.	282,000	801,428
#	Wood One Co., Ltd.	173,000	1,022,588
	Yamamura Glass Co., Ltd.	369,000	807,346
	Yodogawa Steel Works, Ltd.	641,500	3,267,255
	Yuki Gosei Kogyo Co., Ltd.	49,000	138,324
#	Yushiro Chemical Industry Co., Ltd.	53,000	890,429
Total Materials			157,315,888

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	215,000	533,613
	Hokuriku Gas Co., Ltd.	99,000	299,639
#	Okinawa Electric Power Co., Ltd.	61,171	2,436,285
#	Saibu Gas Co., Ltd.	1,331,000	2,957,895
	Shizuoka Gas Co., Ltd.	265,000	1,392,857
	Tokai Corp.	265,000	1,061,909
Total Utilities			8,682,198

TOTAL COMMON STOCKS			1,365,585,022

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

20

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $495,000 FHLMC 6.275% (r), 09/01/36, valued at $408,386) to be repurchased at $401,098	$401	$401,000

SECURITIES LENDING COLLATERAL — (27.6%)

@ Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $94,211,000 FHLB 5.250%, 09/12/14 & FNMA 5.000%, 03/15/16, valued at $102,000,951) to be repurchased at $100,026,500	100,000	100,000,000

@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $55,867,286 FNMA, rates ranging from 5.451%(r) to 6.500%, maturities ranging from 08/01/36 to 10/01/37, valued at $51,000,001) to be repurchased at $50,013,250	50,000	50,000,000

@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $389,594,775 FHLMC, rates ranging from 5.000% to 6,500%, maturities ranging from 08/01/37 to 10/01/37, valued at $376,807,778) to be repurchased at $369,517,286	369,419	389,419,390

TOTAL SECURITIES LENDING COLLATERAL		519,419,390

TOTAL INVESTMENTS - (100.0%) (Cost $1,586,940,216)##		$1,885,405,412

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$6,643,768
Level 2 – Other Significant Observable Inputs	1,878,761,644
Level 3 – Significant Unobservable Inputs	—
Total	$1,885,405,412

21

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (44.7%)
COMMON STOCKS — (44.6%)
#	ABB Grain, Ltd.	773,931	$6,147,431
#	ABC Learning Centres, Ltd.	575,970	1,148,206
*	Adacel Technologies, Ltd.	113,249	60,901
*	Adamus Resources, Ltd.	532,491	284,642
	ADCorp Australia, Ltd.	229,411	92,383
	Adelaide Brighton, Ltd.	2,152,087	7,023,204
# *	Admiralty Resources NL	3,945,183	992,099
	Adtrans Group, Ltd.	32,047	140,229
# *	AED Oil, Ltd.	417,895	739,651
	Aevum, Ltd.	393,598	846,770
*	Agenix, Ltd.	707,478	88,012
# *	Aim Resources, Ltd.	4,675,484	504,993
*	Ainsworth Game Technology, Ltd.	393,653	89,932
	AJ Lucas Group, Ltd.	216,170	833,530
# *	Alchemia, Ltd.	565,630	302,678
#	Alesco Corp., Ltd.	323,810	3,131,142
*	Alkane Resources, Ltd.	938,520	441,235
# *	Allegiance Mining NL	2,762,269	2,778,571
# *	Alliance Resources, Ltd.	1,027,029	904,378
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	83,192
*	Amadeus Energy, Ltd.	819,137	487,295
	Amalgamated Holdings, Ltd.	370,491	1,910,384
	Amcom Telecommunications, Ltd.	1,135,725	236,404
	Ammtec, Ltd.	8,165	27,067
*	Andean Resources, Ltd.	1,528,898	2,849,502
*	Anglo Australian Resources NL	1,799,335	90,800
	Ansell, Ltd.	722,409	8,520,276
# *	Antares Energy, Ltd.	627,352	57,039
# *	Anzon Australia, Ltd.	1,313,500	2,112,486
	AP Eagers, Ltd.	34,403	463,601
#	APA Group	1,826,564	5,391,470
*	Aquila Resources, Ltd.	561,814	4,669,622
# *	Arana Therapeutics, Ltd.	686,367	645,053
	ARB Corporation, Ltd.	311,295	1,252,879
# *	ARC Energy, Ltd.	1,469,549	1,386,395
	Ariadne Australia, Ltd.	291,838	117,774
# *	Arrow Energy NL	2,475,100	5,552,908
#	ASG Group, Ltd.	167,393	200,432
	Aspen Group	1,015,425	1,496,482
#	Astron, Ltd.	81,870	153,919

1

	Atlas Group Holding, Ltd.	469,001	$261,003
#	Atlas South Sea Pearl, Ltd.	82,585	28,671
*	Aurora Oil and Gas, Ltd.	589,181	161,958
	Ausdrill, Ltd.	631,738	1,220,213
	Ausmelt, Ltd.	44,782	48,747
#	Austal, Ltd.	791,629	1,788,666
# *	Austar United Communications, Ltd.	5,016,120	6,661,288
	Austereo Group, Ltd.	1,574,384	2,824,596
*	Austpac Resources NL	2,595,102	236,916
#	Australian Agricultural Co., Ltd.	1,071,549	3,074,456
#	Australian Infrastructure Fund	2,056,380	5,007,851
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,789,061
# *	Australian Vintage, Ltd.	528,112	709,508
*	Australian Worldwide Exploration, Ltd.	2,292,836	7,482,658
*	Auto Group, Ltd.	41,309	—
	Autodom, Ltd.	173,083	32,241
	Automotive Holdings Group	159,878	462,168
# *	Autron Corporation, Ltd.	989,247	50,411
# *	Avexa, Ltd.	167,778	57,178
#	AVJennings, Ltd.	935,484	651,502
#	AWB, Ltd.	1,465,435	3,164,574
#	Babcock & Brown Communities, Ltd.	3,444,586	1,945,898
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	242,582
*	Ballarat South Gold, Ltd.	1,996	16,779
#	Bank of Queensland, Ltd.	631,869	8,145,913
#	Beach Petroleum, Ltd.	4,829,755	6,404,319
*	Beaconsfield Gold NL	89,078	19,683
#	Becton Property Group	738,481	1,975,113
# *	Bemax Resources, Ltd.	3,453,449	727,306
#	Bendigo Bank, Ltd.	969,511	9,042,221
# *	Bendigo Mining, Ltd.	2,274,874	686,074
	Beyond International, Ltd.	61,256	59,346
# *	Biota Holdings, Ltd.	940,673	1,118,337
#	Blackmores, Ltd.	67,950	1,249,274
*	Blina Diamonds, Ltd.	15,073	1,751
*	BMA Gold, Ltd.	710,924	14,570
#	Boom Logistics, Ltd.	859,852	659,884
*	Boulder Steel, Ltd.	1,667,795	278,075
# *	BQT Solutions, Ltd.	659,898	63,860
	Bradken, Ltd.	519,409	3,105,515
*	Breakaway Resporces. Ltd.	755,280	312,273
	Brickworks, Ltd.	93,380	853,694
	BSA, Ltd.	468,015	245,452
#	Cabcharge Australia, Ltd.	498,952	4,409,931
# *	Calliden Group, Ltd.	633,393	247,348
#	Campbell Brothers, Ltd.	233,818	6,038,672
*	Cape Range Wireless, Ltd.	59,688	13,345
# *	Capral Aluminium, Ltd.	743,515	191,776
#	Cardno, Ltd.	229,725	1,293,611
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,210,427
*	Carnegie Corp., Ltd.	886,760	224,595
*	Carpentaria Exploration, Ltd.	102,749	13,400

2

#	Cash Converters International, Ltd.	1,086,054	$331,019
# *	CBH Resources, Ltd.	3,882,884	1,403,105
*	CDS Technologies, Ltd.	13,276	11,749
#	CEC Group, Ltd.	181,927	176,051
#	Cedar Woods Properties, Ltd.	92,313	321,184
*	Cellestis, Ltd.	395,742	914,108
*	Cellnet Group, Ltd.	216,083	80,394
# *	Centamin Egypt, Ltd.	1,797,553	2,769,060
#	Centennial Coal Co., Ltd.	1,503,586	6,148,210
*	Ceramic Fuel Cells, Ltd.	1,152,980	631,168
	Chandler Macleod, Ltd.	86,879	64,594
#	Charter Hall Group	1,590,378	2,154,088
*	Chemeq, Ltd.	166,742	12,892
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	427,942
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,685
*	Circadian Technologies, Ltd.	64,591	65,989
# *	Citigold Corp., Ltd.	3,205,377	1,258,232
#	City Pacific, Ltd.	664,428	1,494,714
# *	CityView Corp., Ltd.	1,346,533	221,972
#	Clarius Group, Ltd.	246,922	432,313
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	355,312
#	Clive Peeters, Ltd.	23,012	22,056
# *	Clough, Ltd.	2,540,571	1,651,210
*	Clover Corp., Ltd.	269,348	35,888
	CMI, Ltd.	81,810	98,117
*	CO2 Group, Ltd.	844,559	425,224
*	Coal of Africa, Ltd.	453,717	818,332
#	Codan, Ltd.	142,942	124,645
*	Coeur d’Alene Mines Corp.	357,564	1,715,407
#	Coffey International, Ltd.	555,260	1,300,175
	Collection House, Ltd.	385,044	260,812
#	Commander Communications, Ltd.	929,503	127,044
# *	Compass Resources NL	523,704	765,966
*	ComTel Corp., Ltd.	120,514	21,558
*	Coneco, Ltd.	27,850	3,697
#	ConnectEast Group	6,920,823	8,619,508
# *	Conquest Mining, Ltd.	1,039,761	475,628
#	Consolidated Rutile, Ltd.	1,468,122	724,438
*	Coplex Resources NL	231,400	19,400
# *	Copperco, Ltd.	1,811,991	971,350
#	Corporate Express Australia, Ltd.	743,408	3,702,233
#	Count Financial, Ltd.	1,080,892	2,077,776
*	Coventry Group, Ltd.	136,019	239,728
	CP1, Ltd.	471,500	143,640
	CPI Group, Ltd.	68,585	25,840
#	Crane Group, Ltd.	343,783	4,626,377
#	Credit Corp. Group, Ltd.	191,655	118,550
*	Crescent Gold, Ltd.	1,124,856	353,569
*	Croesus Mining NL	58,537	224,937
# *	CuDeco, Ltd.	419,252	1,290,939
# *	Cue Energy Resources, Ltd.	452,354	89,452
# *	Customers, Ltd.	5,543,725	348,463

3

*	Cytopia, Ltd.	187,724	$62,468
	Danks Holdings, Ltd.	10,425	74,810
	Data#3, Ltd.	5,572	33,043
#	David Jones, Ltd.	1,692,582	6,311,078
# *	Deep Yellow, Ltd.	5,006,288	1,515,864
#	Devine, Ltd.	792,548	791,964
*	Dioro Exploration NL	178,367	258,651
	DKN Financial Group, Ltd.	916	858
	Dominion Mining, Ltd.	448,179	1,788,169
	Downer EDI, Ltd.	1,543,149	8,813,365
*	Dragon Mining, Ltd.	1,665,100	184,857
*	Drillsearch Energy, Ltd.	4,394,338	170,013
#	DUET Group	3,045,677	8,691,291
	Dyno Nobel, Ltd.	4,254,624	9,049,100
# *	Eastern Star Gas, Ltd.	2,488,208	825,911
*	Ellex Medical Lasers, Ltd.	162,000	109,527
# *	Emporer Mines, Ltd.	1,284,668	79,377
#	Energy Developments, Ltd.	619,845	1,682,831
*	Energy World Corp., Ltd.	4,711,617	5,725,039
*	engin, Ltd.	674,773	25,024
#	Envestra, Ltd.	3,775,052	2,744,961
	Envirozel, Ltd.	716,929	191,956
#	Equigold NL	868,155	3,680,563
*	ERG, Ltd.	3,388,940	142,063
# *	Espreon, Ltd.	178,000	84,638
#	Euroz, Ltd.	4,019	14,854
# *	Falcon Minerals, Ltd.	595,369	103,285
#	Fantastic Holdings, Ltd.	363,333	1,182,681
#	Felix Resources, Ltd.	776,216	7,976,062
*	Fig Tree Developments, Ltd.	20,365	1,504
*	First Australian Resources, Ltd.	1,610,976	178,032
#	FKP Property Group	1,320,197	4,420,675
#	Fleetwood Corp., Ltd.	249,410	1,972,613
#	Flight Centre, Ltd.	343,831	8,590,493
	Forest Enterprises Australia, Ltd.	1,513,062	785,092
*	Forge Group, Ltd.	170,828	170,025
#	Funtastic, Ltd.	678,385	250,302
*	Fusion Resources, Ltd.	7,950	5,586
#	Futuris Corp., Ltd.	3,161,849	5,854,485
*	Gale Pacific, Ltd.	125,851	42,327
	Gazal Corp., Ltd.	104,542	199,183
# *	Genetic Technologies, Ltd.	830,383	103,363
# *	Geodynamics, Ltd.	820,394	1,248,361
# *	Gindalbie Metals, Ltd.	1,817,381	1,372,510
*	Giralia Resources NL	599,030	619,263
*	Glengarry Resources, Ltd.	768,955	68,570
*	Globe International, Ltd.	88,283	73,390
*	Golden Gate Petroleum, Ltd.	797,686	172,439
*	Goldsearch, Ltd.	423,975	24,081
	Goodman Fielder, Ltd.	1,840,000	3,177,748
	Gowing Bros., Ltd.	79,311	248,818
#	Graincorp, Ltd. Series A	240,483	3,057,416

4

# *	Grange Resources, Ltd.	451,979	$770,075
#	GRD, Ltd.	868,801	1,231,883
#	Great Southern, Ltd.	1,380,054	2,158,079
#	GUD Holdings, Ltd.	370,273	3,559,978
#	Gunns, Ltd.	1,858,983	5,605,871
#	GWA International, Ltd.	1,166,276	3,325,463
	Hastie Group, Ltd.	497,222	1,709,160
*	Havilah Resources NL	280,570	385,757
#	Healthscope, Ltd.	1,075,610	5,133,156
# *	Herald Resources, Ltd.	872,076	2,160,144
# *	Heron Resources, Ltd.	673,833	405,255
	HGL, Ltd.	103,827	198,877
# *	Highlands Pacific, Ltd.	2,651,500	317,793
#	Hills Industries, Ltd.	757,997	3,390,564
# *	Horizon Oil, Ltd.	3,227,717	1,017,207
# *	Housewares International, Ltd.	521,039	865,163
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	245,398
*	Hyro, Ltd.	1,500,097	90,519
#	IBA Health Group, Ltd.	2,008,834	1,027,841
*	ICSGlobal, Ltd.	177,934	29,736
	IDT Australia, Ltd.	82,205	159,025
#	iiNet, Ltd.	487,339	1,033,731
#	Iluka Resources, Ltd.	1,225,500	4,072,744
	Imdex, Ltd.	812,684	1,507,348
*	Imugene, Ltd.	474,785	44,175
*	IMX Resources Mining NL	606,340	321,742
#	Independence Group NL	518,674	4,343,837
# *	Independent Practitioner Network, Ltd.	457,414	84,372
*	Indo Mines, Ltd.	108,199	109,314
# *	Indophil Resources NL	1,723,858	1,241,740
#	Industrea, Ltd.	2,956,173	1,399,196
#	Infomedia, Ltd.	1,375,074	583,132
*	Innamincka Petroleum, Ltd.	656,342	443,678
#	Integrated Research, Ltd.	261,513	100,973
*	Intellect Holdings, Ltd.	48,362	2,343
*	Intermoco, Ltd.	2,462,900	88,551
*	Intrepid Mines, Ltd.	320,115	83,869
*	Investika, Ltd.	3,500	7,818
	Invocare, Ltd.	489,256	3,039,769
#	IOOF Holdings, Ltd.	317,638	1,509,789
#	Iress Market Technology, Ltd.	518,955	3,178,566
*	Ixla, Ltd.	89,921	1,927
# *	Jabiru Metals, Ltd.	1,898,193	1,494,443
#	JB Hi-Fi, Ltd.	507,155	4,945,846
#	Jubilee Mines NL	404,194	8,510,732
*	Jumbuck Entertainment, Ltd.	7,000	4,408
#	Just Group, Ltd.	911,500	2,937,586
	K&S Corp., Ltd.	149,522	473,635
#	Kagara, Ltd.	831,710	3,955,067
*	Keycorp, Ltd.	215,466	41,004
# *	Kings Minerals NL	1,634,196	775,750
# *	Kingsgate Consolidated, Ltd.	396,444	1,417,021

5

	Kresta Holdings, Ltd.	507,262	$142,928
*	Lafayette Mining, Ltd.	1,963,956	27,443
*	Lakes Oil NL	11,368,868	73,349
*	Lednium, Ltd.	195,019	14,534
	Lemarne Corp., Ltd.	30,790	86,031
*	Leyshon Resources, Ltd.	103,357	53,007
# *	Life Therapeutics, Ltd.	393,649	60,506
*	Lodestar Minerals, Ltd.	96,976	8,582
*	Longreach Group, Ltd.	92,007	2,157
	Lycopodium, Ltd.	45,700	169,018
# *	Lynas Corp., Ltd.	2,473,985	3,338,866
#	MacArthur Coal, Ltd.	750,573	8,250,150
#	MacMahon Holdings, Ltd.	2,624,432	4,105,943
# *	Macmin Silver, Ltd.	2,087,514	388,709
#	Macquarie Media Group, Ltd.	944,859	3,322,166
*	Macquarie Telecom Group, Ltd.	35,019	35,860
# *	Marion Energy, Ltd.	1,131,083	857,992
	Maryborough Sugar Factory, Ltd.	2,560	6,371
	MaxiTRANS Industries, Ltd.	851,039	639,881
	McMillan Shakespeare, Ltd	194,418	683,146
	McPherson’s, Ltd.	303,441	933,450
*	Mega Uranium	48,090	282,857
#	Melbourne IT, Ltd.	362,091	1,047,390
*	Mercury Mobility, Ltd.	232,538	50,729
#	Mermaid Marine Australia, Ltd.	671,857	923,763
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	37,850
# *	Metal Storm, Ltd.	2,280,892	165,448
	MFS Living and Leisure Group	612,226	205,315
*	Midwest Corp., Ltd.	926,668	4,045,338
*	Mikoh Corp., Ltd.	611,820	269,865
#	Mincor Resources NL	966,747	2,942,609
# *	Mineral Deposits, Ltd.	1,730,990	1,756,972
	Mitchell Communications Group, Ltd.	1,143,213	892,997
# *	Molopo Australia, Ltd.	645,384	471,830
#	Monadelphous Group, Ltd.	348,090	3,974,085
# *	Morning Star Gold NL	25,000	6,369
#	Mortgage Choice, Ltd.	591,000	874,631
*	Mosaic Oil NL	2,081,400	209,866
*	Mount Gibson Iron, Ltd.	3,182,221	10,036,312
# *	Murchison Metals, Ltd.	1,368,522	5,203,242
# *	Murchison United NL	850,000	93,410
*	MXL, Ltd.	2,132,080	25,634
#	MYOB, Ltd.	1,540,742	2,319,414
	Namoi Cotton Cooperative, Ltd.	196,490	81,994
	National Can Industries, Ltd.	97,017	165,328
	National Hire Group, Ltd.	102,000	216,797
#	Navitas, Ltd.	1,153,075	2,062,438
#	New Hope Corp., Ltd.	3,679,696	8,825,873
# *	Nexus Energy, Ltd.	2,385,311	3,752,759
# *	Nido Petroleum, Ltd.	3,907,766	1,101,789
*	North Australian Diamonds, Ltd.	3,646,488	54,374
# *	Novogen, Ltd.	391,594	387,522

6

	Nufarm, Ltd.	424,178	$6,303,177
*	NuSep, Ltd.	17,442	1,935
# *	Nylex, Ltd.	173,801	172,933
#	Oakton, Ltd.	386,916	1,285,649
# *	Orbital Corp., Ltd.	2,045,099	318,809
	OrotonGroup, Ltd.	79,968	230,289
	Over Fifty Group, Ltd.	38,567	65,686
	Pacific Brands, Ltd.	2,621,830	5,380,591
*	Pan Australian Resources, Ltd.	7,257,513	7,001,840
# *	Pan Pacific Petroleum NL	2,658,114	609,595
	Paperlinx, Ltd.	2,302,552	4,485,334
*	Payce Consolidated, Ltd.	29,670	60,806
#	Peet, Ltd.	995,660	2,802,950
	Perilya, Ltd.	912,675	1,354,044
*	Petra Diamonds, Ltd.	65,193	228,954
# *	Petsec Energy, Ltd.	702,084	667,247
# *	Pharmaxis, Ltd.	834,099	1,997,039
#	Photon Group, Ltd.	241,432	1,087,238
*	Planet Gas, Ltd.	735,200	74,539
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	849,581	2,271,852
	PMP, Ltd.	1,772,125	2,675,199
*	Polartechnics, Ltd.	475,707	82,585
#	Port Bouvard, Ltd.	794,505	904,786
# *	Portman, Ltd.	632,048	7,181,374
# *	Poseidon Nickel, Ltd.	670,939	402,829
	PPK Group, Ltd.	99,965	77,217
*	Prana Biotechnology, Ltd.	195,424	90,917
	Primary Health Care, Ltd.	568,748	3,386,924
#	Prime Media Group, Ltd.	421,327	1,354,160
# *	Progen Pharmaceuticals, Ltd.	190,880	274,700
#	Programmed Maintenance Service, Ltd.	434,830	1,790,920
# *	pSvida, Ltd.	1,918,197	144,537
# *	Queensland Gas Co., Ltd.	70,000	276,352
#	Ramsay Health Care, Ltd.	586,057	6,117,255
	Raptis Group, Ltd.	12,000	11,318
#	RCR Tomlinson, Ltd.	594,680	663,016
#	Reckon, Ltd.	141,500	168,388
	Redflex Holdings, Ltd.	370,671	1,127,324
#	Reece Australia, Ltd.	244,737	5,230,070
*	Renison Consolidated Mines NL	1,364,371	32,452
*	Repcol, Ltd.	554,848	51,687
# *	Resolute Mining, Ltd.	1,404,302	3,150,998
# *	Resource Pacific Holdings, Ltd.	1,369,609	4,043,406
	Reverse Corp., Ltd.	236,664	545,743
#	Ridley Corp., Ltd.	1,223,947	1,294,364
# *	Riversdale Mining, Ltd.	789,786	5,032,105
# *	Roc Oil Co., Ltd.	1,623,511	2,849,547
	Rock Building Society, Ltd.	25,092	84,407
	Ross Human Directions, Ltd.	143,511	70,207
#	Ruralco Holdings, Ltd.	71,953	263,737
#	SAI Global, Ltd.	678,767	1,724,644

7

# *	Salinas Energy, Ltd.	888,265	$281,847
#	Sally Malay Mining, Ltd.	921,464	4,142,563
#	Salmat, Ltd.	761,346	2,398,781
*	Samson Oil & Gas, Ltd.	677,329	98,051
	Schaffer Corp., Ltd.	33,766	276,339
	SDI, Ltd.	374,482	93,107
#	Seek, Ltd.	862,735	5,179,189
#	Select Harvests, Ltd.	179,659	1,215,416
# *	Senetas Corp., Ltd.	1,846,596	124,973
#	Servcorp, Ltd.	295,250	1,280,295
#	Service Stream, Ltd.	841,547	1,262,546
*	Shield Mining, Ltd.	72,292	10,772
#	Sigma Pharmaceuticals, Ltd.	4,014,331	5,117,197
# *	Silex System, Ltd.	590,711	3,518,454
# *	Sino Gold Mining, Ltd.	729,103	5,098,815
*	Sino Strategic International, Ltd.	130,864	95,249
*	Sipa Resources International N.L.	250,000	20,723
# *	Sirtex Medical, Ltd.	216,786	758,778
#	Skilled Group, Ltd.	432,647	1,520,703
#	SMS Management & Technology, Ltd.	292,441	1,373,427
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	458,565
	Specialty Fashion Group, Ltd.	807,082	1,188,798
*	Sphere Investments, Ltd. (6162272)	560,515	1,057,112
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	904,373	3,372,384
*	ST Synergy, Ltd.	33,420	17,123
# *	St. Barbara, Ltd.	3,302,450	2,843,145
	Staging Connections Group, Ltd.	307,232	175,539
*	Starpharma Holdings, Ltd.	497,958	184,020
#	Straits Resources, Ltd.	897,132	6,258,154
*	Strategic Minerals Corp. NL	358,100	26,687
	Structural Systems, Ltd.	177,188	549,110
	Stuart Petroleum, Ltd.	201,731	193,379
#	STW Communications Group, Ltd.	865,493	1,781,819
# *	Sundance Resources, Ltd.	5,993,157	1,263,474
	Sunland Group, Ltd.	1,304,424	4,150,163
	Super Cheap Auto Group, Ltd.	552,920	1,734,677
*	Symex Holdings, Ltd.	355,611	149,283
	Talent2 International, Ltd.	474,826	924,833
# *	Tamaya Resources, Ltd.	5,660,510	1,071,901
*	Tandou, Ltd.	10,230	3,603
*	Tap Oil, Ltd.	721,216	1,216,992
#	Tassal Group, Ltd.	524,293	1,363,549
	Technology One, Ltd.	1,346,767	1,122,651
	Ten Network Holdings, Ltd.	1,311,317	3,026,789
	TFS Corp., Ltd.	817,667	760,683
	Thakral Holdings Group	2,527,142	2,182,158
	The Reject Shop, Ltd.	114,737	1,214,699
#	Timbercorp, Ltd.	1,324,674	1,518,003
*	TNG, Ltd.	577,349	144,027
*	Tooth & Co., Ltd.	153,000	7,126

8

	Tower Australia Group, Ltd.	1,373,658	$2,996,377
# *	Tox Free Solutions, Ltd.	303,107	488,708
#	Transfield Services, Ltd.	421,277	4,461,793
	Troy Resources NL	269,313	722,467
	Trust Co., Ltd.	80,260	720,810
*	Unilife Medical Solutions, Ltd.	544,389	133,011
*	Union Resources, Ltd.	1,290,000	16,795
#	UXC, Ltd.	898,950	1,331,081
# *	Ventracor, Ltd.	1,048,486	369,755
*	View Resources, Ltd.	1,283,369	155,418
	Village Roadshow, Ltd.	604,343	1,566,572
#	Virgin Blue Holdings, Ltd.	762,762	939,787
#	Vision Group Holdings, Ltd.	303,376	740,313
	Washington H. Soul Pattinson & Co., Ltd.	17,682	125,941
#	Watpac, Ltd.	466,520	1,119,300
#	Wattyl, Ltd.	407,907	791,707
	Webjet, Ltd.	408,181	530,110
	Webster, Ltd.	149,458	191,297
*	Wedgetail Mining, Ltd.	904,454	66,742
*	Wentworth Holdings, Ltd.	316,666	37,895
# *	Western Areas NL	694,336	3,799,928
#	WHK Group, Ltd.	1,123,295	1,681,172
#	Wide Bay Australia, Ltd.	52,118	520,259
	Willmott Forests, Ltd.	51,672	72,942
# *	Windimurra Vanadium, Ltd.	537,430	1,094,198
*	Zinc Co. Australia, Ltd.	60,894	5,609
TOTAL COMMON STOCKS			639,666,248

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	831,786

RIGHTS/WARRANTS — (0.1%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	37,243
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,929
*	Chrome Corp., Ltd. Options 09/30/09	1,600	22
*	Cluff Resources Pacific NL Options 11/30/08	303,915	566
*	engin, Ltd .Rights 03/26/08	539,818	5,029
*	Havilah Resources NL Warrants 04/30/10	2,017	1,409
*	Mosaic Oil NL Options 05/31/09	94,609	1,939
*	Oceana Gold Corp. Options 01/01/09	75,419	18,618
*	Primary Health Care, Ltd. Rights 03/13/08	909,996	881,616
TOTAL RIGHTS/WARRANTS			953,371

TOTAL — AUSTRALIA			641,451,405

HONG KONG — (14.0%)
COMMON STOCKS — (14.0%)
	ABC Communications (Holdings), Ltd.	930,000	70,814
	Aeon Credit Service (Asia) Co., Ltd.	740,000	617,560

9

	Aeon Stores (Hong Kong) Co., Ltd.	234,000	$473,780
	Alco Holdings, Ltd.	1,468,000	505,511
	Allan International Holdings	592,000	95,888
#	Allied Group, Ltd.	683,200	2,996,914
	Allied Properties, Ltd.	10,756,000	2,459,080
*	A-Max Holdings, Ltd.	16,500,000	182,441
*	Applied Development Holdings, Ltd.	1,243,000	71,352
*	APT Satellite Holdings, Ltd.	850,000	188,076
*	Artfield Group, Ltd.	466,000	74,809
	Arts Optical International Holdings	730,000	285,430
	Asia Commercial Holdings, Ltd.	131,040	13,216
#	Asia Financial Holdings, Ltd.	2,768,908	1,534,229
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,882,919
	Asia Standard Hotel	26,194,087	295,660
	Asia Standard International Group, Ltd.	26,391,324	637,649
*	Asia TeleMedia, Ltd.	2,832,000	48,925
*	Asian Union New Media Group, Ltd.	28,920,000	580,356
*	Associated International Hotels	974,000	2,103,466
	Automated Systems Holdings, Ltd.	340,000	90,620
*	B.A.L. Holdings, Ltd.	243	3
# *	Beijing Development (Hong Kong), Ltd.	166,000	71,780
*	Bossini International Holdings, Ltd.	3,871,500	174,588
*	Burwill Holdings, Ltd.	2,553,200	193,981
#	Cafe de Coral Holdings, Ltd.	1,516,000	3,088,288
*	Capital Estate, Ltd.	20,870,000	311,402
	Capital Strategic Investment, Ltd.	12,032,500	472,346
	CASH Financial Services Group, Ltd.	597,825	48,223
# *	Casil Telecommunications Holdings, Ltd.	1,988,000	196,342
# *	CATIC International Holdings, Ltd.	5,332,000	233,748
	CCT Telecom Holdings, Ltd.	1,724,970	286,756
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	177,249
#	Century City International	43,326,000	667,500
	Champion Technology Holdings, Ltd.	4,373,456	774,390
	Chen Hsong Holdings, Ltd.	1,576,000	841,392
	Cheuk Nang (Holdings), Ltd.	491,455	363,664
	Chevalier International Holdings, Ltd.	733,482	687,869
	Chevalier Pacific Holdings, Ltd.	355,250	127,397
*	China Best Group Holding, Ltd.	11,370,000	206,164
*	China Digicontent Co., Ltd.	2,710,000	3,483
	China Electronics Corp. Holdings Co., Ltd.	890,250	271,456
# *	China Grand Forestry Resources Group, Ltd.	17,640,000	2,621,514
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	172,874
*	China Infrastructure Investment, Ltd.	6,280,000	295,504
*	China Investments Holdings, Ltd.	210,000	10,270
#	China Metal International Holdings, Ltd.	2,844,000	780,223
*	China Motion Telecom International, Ltd.	5,080,000	265,600
	China Motor Bus Co.	74,000	595,904
*	China Oil & Gas Group, Ltd.	1,573,200	134,024
*	China Renji Medical Group, Ltd.	21,492,000	327,489
	China Resources Logic, Ltd.	7,086,000	825,340
*	China Rise International Holdings, Ltd.	2,988,000	107,231
*	China Sciences Conservational Power, Ltd.	210,400	19,468

10

*	China Sci-Tech Holdings, Ltd.	13,374,600	$372,808
# *	China Seven Star Shopping, Ltd.	8,410,000	269,518
	China Shineway Pharmaceutical Group, Ltd.	1,533,800	978,445
# *	China Solar Energy Holdings, Ltd.	9,802,905	609,255
*	China Star Entertainment, Ltd.	660,438	7,735
*	China Timber Resources Group, Ltd.	16,551,680	351,062
*	China WindPower Group, Ltd.	183,400	12,824
#	China Wireless Technologies, Ltd.	5,152,000	601,527
# *	China Zenith Chemical Group, Ltd.	8,037,500	432,930
	China Zirconium, Ltd.	1,164,000	168,182
# *	Chinese People Holdings Co., Ltd.	7,760,000	331,124
	Chinney Investments, Ltd.	1,144,000	126,477
#	Chong Hing Bank, Ltd.	1,197,000	2,533,031
	Chow Sang Sang Holdings	1,513,680	1,730,569
#	Chu Kong Shipping Development	1,584,000	306,176
	Chuang’s China Investments, Ltd.	3,082,500	291,392
	Chuang’s Consortium International, Ltd.	3,558,930	620,744
#	Chun Wo Development Holdings, Ltd.	2,002,926	312,971
	Chung Tai Printing Holdings, Ltd.	10,960,000	332,087
	City e-Solutions, Ltd.	186,000	27,235
	City Telecom, Ltd.	1,434,849	333,866
# *	Clear Media, Ltd.	1,135,000	982,642
*	Climax International Co., Ltd.	40,700	2,144
	CNT Group, Ltd.	3,182,693	94,394
#	Coastal Greenland, Ltd.	5,792,000	1,122,502
	COL Capital, Ltd.	553,240	302,741
*	Compass Pacific Holdings, Ltd.	1,248,000	33,897
	Computer & Technologies Holdings, Ltd.	432,000	49,653
	Continental Holdings, Ltd.	98,825	23,247
	Convenience Retail Asia, Ltd.	64,000	23,407
#	Coslight Technology International Group, Ltd.	1,134,000	610,377
	Cosmos Machinery Enterprises, Ltd.	1,616,400	142,698
#	Cross-Harbour Holdings, Ltd.	586,520	606,439
*	CSMC Technologies Corp.	12,754,800	1,033,985
*	Culturecom Holdings, Ltd.	11,099,000	214,411
	Daisho Microline Holdings, Ltd.	1,236,000	177,864
*	Dan Form Holdings Co., Ltd.	2,866,600	226,868
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	187,175
#	Dickson Concepts International, Ltd.	816,630	659,295
*	Dragon Hill Wuling Automobile	112,500	26,549
# *	DVN Holdings, Ltd.	2,398,516	282,565
*	Dynamic Global Holdings, Ltd.	3,522,000	54,881
	Dynamic Holdings, Ltd.	384,000	123,959
	Eagle Nice (International) Holdings, Ltd.	238,000	53,620
	EcoGreen Fine Chemical Group	1,112,000	333,996
*	Eforce Holdings, Ltd.	2,620,000	116,568
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	349,602
*	E-Kong Group, Ltd.	620,000	54,914
	Emperor Capital Group, Ltd.	749,672	96,249
#	Emperor Entertainment Hotel, Ltd.	2,410,000	610,221
	Emperor International Holdings, Ltd.	4,076,360	1,633,768
*	Enerchina Holdings, Ltd.	3,068,800	112,679

11

*	ENM Holdings, Ltd.	3,816,000	$130,718
	EPI (Holdings), Ltd.	157,951	8,180
# *	eSun Holdings, Ltd.	2,167,600	1,051,042
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,443,075
*	Ezcom Holdings, Ltd.	72,576	448
#	Fairwood Holdings, Ltd.	316,600	376,219
#	Far East Consortium	4,141,517	1,833,228
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,365,000	311,651
	First Sign International Holdings, Ltd.	1,424,000	140,392
#	Fong’s Industries Co., Ltd.	1,470,000	866,842
# *	Forefront Group, Ltd.	987,000	49,009
*	Foundation Group, Ltd.	5,675,000	355,443
#	Fountain Set Holdings, Ltd.	2,150,000	432,983
	Four Seas Food Investment Holdings, Ltd.	202,184	30,979
	Four Seas Mercantile Holdings, Ltd.	592,000	220,632
*	Frasers Property China, Ltd.	16,477,000	474,508
*	Freeman Corp., Ltd.	13,388,491	80,506
	Fubon Bank Hong Kong, Ltd.	2,938,000	2,096,767
*	Fujian Holdings, Ltd.	237,800	16,599
	Fujikon Industrial Holdings, Ltd.	912,000	286,573
# *	Fushan International Energy Group, Ltd.	5,614,000	2,973,037
*	Genesis Energy Holdings, Ltd.	8,175,000	244,374
#	Get Nice Holdings, Ltd.	3,660,000	300,034
	Giordano International, Ltd.	4,322,000	1,809,497
#	Global Green Tech Group, Ltd.	2,807,600	489,792
*	Global Tech (Holdings), Ltd.	5,612,000	63,837
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,490,268
	Gold Peak Industries (Holdings), Ltd.	1,059,250	169,304
*	Goldbond Group Holdings, Ltd.	2,609,500	185,067
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	84,323
*	Golden Resorts Group, Ltd.	16,420,000	692,792
	Golden Resources Development International, Ltd.	2,848,500	215,873
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	683,233
	Golik Holdings, Ltd.	930,500	41,496
*	GR Vietnam Holdings, Ltd.	620,000	31,641
#	Grande Holdings, Ltd.	882,000	258,713
	Group Sense (International), Ltd.	2,448,000	96,253
	Guangnan Holdings, Ltd.	1,779,600	330,169
#	Hang Fung Gold Technology, Ltd.	1,860,482	533,557
	Hang Ten Group Holdings, Ltd.	1,705,850	123,775
	Hanny Holdings, Ltd.	7,440,000	199,175
*	Hans Energy Co., Ltd.	7,556,000	504,631
#	Harbour Centre Development, Ltd.	593,000	983,257
*	Heng Tai Consumables Group, Ltd.	3,173,000	475,236
# *	Hi Sun Technology (China), Ltd.	4,440,000	1,077,734
	High Fashion International, Ltd.	268,000	98,098
#	HKR International, Ltd.	3,715,936	2,854,630
#	Hon Kwok Land Investment Co., Ltd	1,132,535	390,010
*	Hong Fok Land, Ltd.	1,210,000	1,555
	Hong Kong Catering Management, Ltd.	542,796	67,761

12

#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	$778,408
*	Hong Kong Parkview Group, Ltd.	1,130,000	195,814
	Hongkong Chinese, Ltd.	3,320,000	624,333
	Hop Fung Group Holdings, Ltd.	888,000	199,722
*	Hop Hing Holdings, Ltd.	660,265	49,689
	Hsin Chong Construction Group, Ltd.	1,569,658	427,373
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	487,052
	Huafeng Textile International Group, Ltd.	1,496,400	84,183
# *	Hualing Holdings, Ltd.	12,708,000	863,688
	Hung Hing Printing Group, Ltd.	1,603,275	593,454
	Hutchison Harbour Ring, Ltd.	17,106,000	1,348,284
*	Hycomm Wireless, Ltd.	4,709,000	47,083
	I.T., Ltd.	2,734,000	832,301
	I-Cable Communications, Ltd.	4,440,000	822,976
*	IDT International, Ltd.	6,240,183	243,766
*	Imagi International Holdings, Ltd.	3,037,000	652,274
#	Integrated Distribution Services Group, Ltd.	775,000	2,152,193
*	Interchina Holdings Co., Ltd.	24,165,000	246,782
	IPE Group, Ltd.	1,740,000	199,932
	ITC Corp., Ltd.	5,774,585	358,955
*	ITC Properties Group, Ltd.	5,460,920	203,582
*	Jinhui Holdings Co., Ltd.	1,348,000	903,711
	Jiuzhou Development Co., Ltd.	2,632,000	255,659
	Joyce Boutique Holdings, Ltd.	1,530,000	47,184
*	Junefield Department Store Group, Ltd.	256,000	6,466
#	K Wah International Holdings, Ltd.	6,104,405	2,797,808
*	Kai Yuan Holdings, Ltd.	3,640,000	108,527
	Kantone Holdings, Ltd.	8,010,130	680,446
# *	Karl Thomson Holdings, Ltd.	1,238,000	244,122
	Karrie International Holdings, Ltd.	1,433,600	134,111
	Keck Seng Investments	924,600	510,038
	Kee Shing Holdings	886,000	105,754
	Kin Yat Holdings, Ltd.	586,000	146,261
	King Fook Holdings	1,000,000	104,583
*	King Pacific International Holdings, Ltd.	1,404,200	22,016
#	Kingdee International Software Group Co., Ltd.	638,000	470,834
	Kingmaker Footwear Holdings, Ltd.	1,476,955	172,239
*	Kong Sun Holdings, Ltd.	2,198,000	7,062
*	KPI Co., Ltd.	396,000	22,671
	KTP Holdings, Ltd.	560,400	58,695
	Kwoon Chung Bus Holdings, Ltd.	556,000	85,347
	Lai Fung Holdings, Ltd.	18,003,000	694,111
*	Lai Sun Development Co., Ltd.	36,841,000	795,505
*	Lai Sun Garment International, Ltd.	4,010,000	235,896
	Lam Soon (Hong Kong), Ltd.	302,310	180,572
	Le Saunda Holdings, Ltd.	1,424,000	208,535
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,969
	Lee & Man Holdings, Ltd.	1,780,000	432,297
	Lerado Group Holding Co.	1,602,000	173,035
	Lippo, Ltd.	1,171,760	963,572
	Liu Chong Hing Investment, Ltd.	829,200	1,079,488
	Luen Thai Holdings, Ltd.	1,345,000	136,743

13

	Luk Fook Holdings (International), Ltd.	1,192,000	$900,296
#	Luks Industrial Group, Ltd.	1,301,555	1,283,308
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	662,612
*	M Dream Inworld, Ltd.	305	11
# *	Macau Success, Ltd.	5,560,000	811,535
*	MACRO-LINK International Holdings, Ltd.	1,036,250	129,080
#	Magnificent Estates	12,744,000	434,716
	Mainland Headwear Holdings, Ltd.	765,600	166,287
#	Man Yue International Holdings, Ltd.	1,084,000	239,469
	Matrix Holdings, Ltd.	1,033,129	198,080
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,781,265
	Mei Ah Entertainment Group, Ltd.	1,732,000	103,416
	Melbourne Enterprises	45,500	348,098
	Midas International Holdings, Ltd.	774,000	49,907
#	Midland Holdings, Ltd.	2,466,000	3,302,097
#	Min Xin Holdings	1,137,200	555,783
# *	Minmetals Holdings, Ltd.	1,780,000	384,379
	Mirabell International Holdings	522,000	389,151
	Miramar Hotel & Investment	788,000	1,196,775
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	435,951
*	Nan Hai Corp., Ltd.	109,172,743	1,351,333
	Nanyang Holdings	137,500	318,533
	National Electronics Holdings	2,156,000	144,943
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,340,774
	New Century Group Hong Kong, Ltd.	11,523,680	248,639
*	New Island Printing Holdings	176,000	16,964
*	New Smart Energy Group, Ltd.	432,800	8,533
*	New World Mobile Holdings, Ltd.	22,140	14,637
	Next Media, Ltd.	6,410,000	2,472,365
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	84,126
#	Norstar Founders Group, Ltd.	3,256,000	984,148
*	Orient Power Holdings, Ltd.	804,000	19,425
	Oriental Press Group	6,256,000	926,564
	Oriental Watch Holdings	610,000	266,990
#	Pacific Andes International Holdings, Ltd.	4,743,970	889,909
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,322,907
	Paliburg Holdings, Ltd.	22,758,300	638,644
*	Paradise Entertainment, Ltd.	3,969,000	61,398
	Paul Y Engineering Group, Ltd.	67,212	11,600
#	Peace Mark Holdings, Ltd.	2,738,022	3,053,872
*	Pearl Oriental Innovation, Ltd.	775,200	98,487
	Pegasus International Holdings, Ltd.	226,000	41,183
#	Pico Far East Holdings, Ltd.	3,238,000	468,091
#	Playmates Holdings, Ltd.	504,700	262,257
# *	Playmates Toys, Ltd.	504,700	25,620
	Pokfulam Development Co., Ltd.	234,000	194,718
*	Pokphand (C.P.) Co., Ltd.	5,970,000	339,309
*	Poly Investments Holdings, Ltd.	2,884,000	189,102
*	Polyard Petroleum International	1,220,000	18,874
	Ports Design, Ltd.	867,500	2,570,212
*	Premium Land, Ltd.	990,000	124,547

14

#	Prime Success International Group, Ltd.	4,538,000	$2,731,899
	Proview International Holdings, Ltd.	1,584,884	130,274
#	Public Financial Holdings, Ltd.	2,876,000	2,481,818
#	PYI Corp., Ltd.	4,482,477	1,406,352
*	Pyxis Group, Ltd.	1,936,000	46,453
#	Qin Jia Yuan Media Services Co., Ltd.	1,312,392	829,316
*	QPL International Holdings, Ltd.	2,009,000	78,152
	Quality Healthcare Asia, Ltd.	478,995	182,708
	Raymond Industrial, Ltd.	675,400	103,714
	Regal Hotels International Holdings, Ltd.	25,518,000	1,680,145
	Rivera Holdings, Ltd.	5,710,000	219,195
*	Riverhill Holdings, Ltd.	4,072	57
#	Road King Infrastructure, Ltd.	1,862,000	2,477,695
	Roadshow Holdings, Ltd.	1,456,000	129,885
	Royale Furniture Holdings, Ltd.	550,000	118,687
	S.A.S. Dragon Holdings, Ltd.	1,456,000	200,319
#	Sa Sa International Holdings, Ltd.	3,260,000	1,388,602
	Safety Godown Co., Ltd.	408,000	302,041
	Samson Paper Holdings, Ltd.	666,000	147,189
*	San Miguel Brewery	612,800	117,257
*	Sanyuan Group, Ltd.	415,000	8,000
#	SCMP Group, Ltd.	4,380,000	1,542,313
	Sea Holdings, Ltd.	1,138,000	778,198
*	SEEC Media Group, Ltd.	2,550,000	114,332
*	Shanghai Allied Cement, Ltd.	1,402,080	215,440
# *	Shanghai Zenghai Property, Ltd.	13,402,000	490,926
#	Shaw Brothers Hong Kong, Ltd.	780,000	1,502,204
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	970,814
#	Shenyin Wanguo, Ltd.	1,212,500	1,085,875
#	Shougang Concord Century Holdings, Ltd.	3,916,000	402,059
*	Shougang Concord Grand (Group), Ltd.	2,451,000	195,313
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	264,872
#	Shui On Construction & Materials, Ltd.	736,000	2,121,192
*	Shun Ho Resources Holdings, Ltd.	483,000	89,034
*	Shun Ho Technology Holdings, Ltd.	1,037,452	152,668
	Silver Grant International	5,033,000	855,779
	Sincere Co., Ltd.	505,500	28,546
	Sing Tao News Corp., Ltd.	1,842,000	305,014
#	Singamas Container Holdings, Ltd.	1,608,000	473,753
	Sino Biopharmaceutical, Ltd.	5,880,000	1,118,733
*	Sino Gas Group, Ltd.	3,277,600	100,533
*	Sinocan Holdings, Ltd.	350,000	1,754
*	Sino-i Technology, Ltd.	51,703,158	658,702
# *	Skyfame Realty Holdings, Ltd.	2,737,750	483,308
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,230,389
*	SMI Publishing Group, Ltd.	250,511	483
#	Solomon Systech International, Ltd.	9,330,000	647,981
	South China (China), Ltd.	5,620,000	485,444
	South China Financial Holdings, Ltd.	4,872,000	70,551
	Southeast Asia Properties & Finance, Ltd.	263,538	62,656
	Starlight International Holdings	1,903,792	198,023
	Stelux Holdings International, Ltd.	1,307,702	127,809

15

	Styland Holdings, Ltd.	101,808	$288
	Sun Hing Vision Group Holdings, Ltd.	358,000	187,671
	Sunway International Holdings, Ltd.	866,000	36,961
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	158,613
	Symphony Holdings, Ltd.	4,305,000	365,702
#	Tack Fat Group	4,448,000	523,457
#	Tai Cheung Holdings	1,641,000	1,109,104
	Tai Fook Securities Group, Ltd.	1,506,000	710,798
	Tai Sang Land Development, Ltd.	576,984	287,282
# *	Tak Shun Technology Group, Ltd.	18,616,000	380,703
	Tak Sing Alliance Holdings	2,909,865	548,553
	Tan Chong International, Ltd.	1,212,000	376,458
*	TCC International Holdings, Ltd.	1,495,789	1,361,104
*	Technology Venture Holdings, Ltd.	586,000	20,203
#	Techtronic Industries Co., Ltd.	4,788,500	4,636,781
*	Termbray Industries International	2,304,900	394,346
	Tern Properties	61,200	39,199
	Texhong Textile Group, Ltd.	1,930,000	258,263
	Texwinca Holdings, Ltd.	3,610,000	2,780,292
*	The Sun’s Group, Ltd.	25,506	5,951
#	Tian An China Investments	3,631,430	3,622,191
	Tian Teck Land	1,098,000	968,239
*	Titan Petrochemicals Group, Ltd.	10,420,000	605,594
*	Tomorrow International Holdings, Ltd.	1,296,420	52,980
	Tongda Group Holdings, Ltd.	8,210,000	326,894
#	Top Form International, Ltd.	2,760,000	214,616
*	Topsearch International (Holdings), Ltd.	234,000	12,799
	Tristate Holdings, Ltd.	188,000	47,978
#	Truly International Holdings	1,288,000	1,927,606
	Tungtex (Holdings) Co., Ltd.	910,000	243,687
	Tysan Holdings, Ltd.	1,040,773	126,251
*	United Power Investment, Ltd.	5,696,000	227,178
	Upbest Group, Ltd.	3,280,000	351,259
*	U-Right International Holdings, Ltd.	4,746,000	125,333
	USI Holdings, Ltd.	1,452,999	950,316
	Van Shung Chong Holdings, Ltd.	359,335	39,155
	Varitronix International, Ltd.	1,000,293	600,548
	Vedan International (Holdings), Ltd.	640,000	65,244
	Veeko International Holdings, Ltd.	1,480,466	51,354
#	Victory City International Holdings	1,839,457	531,710
	Vital Biotech Holdings, Ltd.	470,000	16,743
#	Vitasoy International Holdings, Ltd.	2,805,000	1,161,671
# *	VODone, Ltd.	3,062,000	370,549
# *	Vongroup, Ltd.	10,865,000	460,495
	VST Holdings, Ltd.	2,202,000	468,851
	Wah Ha Realty Co., Ltd.	278,600	88,906
	Wai Kee Holdings, Ltd.	2,057,738	665,047
	Wang On Group, Ltd.	12,416,460	188,315
*	Warderly International Holdings, Ltd.	520,000	32,077
*	Willie International Holdings, Ltd.	17,190,400	454,822
*	Winfoong International, Ltd.	1,210,000	36,207
#	Wing On Co. International, Ltd.	802,000	1,366,562

16

*	Wing Shan International	896,000	$48,128
	Wong’s International (Holdings), Ltd.	737,641	66,305
	Wong’s Kong King International (Holdings), Ltd.	120,000	17,572
*	Wonson International Holdings, Ltd.	2,020,000	45,600
*	Xpress Group, Ltd.	3,464,000	102,389
	Y. T. Realty Group, Ltd.	965,000	186,996
	Yangtzekiang Garment, Ltd.	607,500	149,287
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	90,717
	YGM Trading	284,000	183,142
	Yip’s Chemical Holdings, Ltd.	1,176,000	829,069
	Yugang International, Ltd.	21,940,000	550,128
*	Yunnan Enterprises Holdings, Ltd.	240,000	27,627
TOTAL COMMON STOCKS			199,843,684

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	230,843
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	854,349	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	499
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	6,275
*	China Infrastructure Investment, Ltd. Warrants 06/06/09	410,800	9,080
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	7,230
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	334,383	21,486
*	Harbour Centre Development, Ltd. Rights 03/12/08	296,500	8,383
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	6,237
*	Kantone Holdings, Ltd. Rights 01/08/09	1,416,104	15,105
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	5,712
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Paliburg Holdings, Ltd. Warrants 11/08/10	2,528,700	24,373
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	17,581
*	South China (China), Ltd. Rights 09/06/10	1,124,000	49,113
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	2,254
# *	Tian An China Investments Rights 01/02/10	616,255	54,646
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	45
TOTAL RIGHTS/WARRANTS			458,862

TOTAL — HONG KONG			200,302,546

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	4,038
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			4,038

NEW ZEALAND — (3.7%)
COMMON STOCKS — (3.7%)
	Abano Healthcare Group, Ltd.	31,300	120,624

17

*	AFFCO Holdings, Ltd.	1,806,887	$499,952
	Air New Zealand, Ltd.	238,430	316,463
	Cavalier Corp., Ltd.	283,674	613,687
	CDL Investments New Zealand, Ltd.	370,498	120,001
	Colonial Motor Co., Ltd.	126,795	343,890
	Ebos Group, Ltd.	150,552	629,782
	Fisher & Paykel Appliances Holdings, Ltd.	1,614,820	3,316,333
#	Fisher & Paykel Healthcare Corp.	2,825,452	5,931,002
	Freightways, Ltd.	643,710	1,730,460
#	Hallenstein Glassons Holdings, Ltd.	241,638	765,684
	Hellaby Holdings, Ltd.	225,492	390,122
	Horizon Energy Distribution, Ltd.	40,420	100,002
	Infratil, Ltd. (6459286)	1,602,505	2,985,806
	Infratil, Ltd. (B24CYZ8)	231,120	255,014
#	Mainfreight, Ltd.	475,810	2,484,702
	Methven, Ltd.	10,000	12,766
#	Michael Hill International, Ltd.	1,567,460	1,253,506
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	823,454
	New Zealand Exchange, Ltd.	57,282	328,284
*	New Zealand Oil & Gas, Ltd.	1,265,327	1,320,026
	New Zealand Refining Co., Ltd.	478,642	2,865,502
	Northland Port Corp. (New Zealand), Ltd.	219,997	517,709
	Nuplex Industries, Ltd.	463,957	2,278,565
#	Port of Tauranga, Ltd.	601,252	3,141,824
*	Provenco Group, Ltd.	524,201	158,558
#	Pumpkin Patch, Ltd.	606,913	908,151
	Pyne Gould Guinness, Ltd.	1,017,931	1,712,780
	Restaurant Brand New Zealand, Ltd.	369,175	250,414
*	Richina Pacific, Ltd.	309,644	133,378
*	Rubicon, Ltd.	995,760	714,784
#	Ryman Healthcare, Ltd.	2,510,698	3,464,257
	Sanford, Ltd.	418,047	1,283,055
	Scott Technology, Ltd.	60,843	68,117
*	Seafresh Fisheries, Ltd.	80,520	1,803
*	Skellerup Holdings, Ltd.	156,486	113,366
	Sky City Entertainment Group, Ltd.	1,862,368	5,872,556
	South Port New Zealand, Ltd.	30,744	52,994
#	Steel & Tube Holdings, Ltd.	404,138	1,029,219
	Taylors Group, Ltd.	29,646	36,791
*	Tenon, Ltd.	19,132	18,913
#	Tourism Holdings, Ltd.	402,452	602,820
	Tower, Ltd.	988,300	1,615,992
	Trustpower, Ltd.	3,300	19,788
	Warehouse Group, Ltd.	357,417	1,693,516
TOTAL COMMON STOCKS			52,896,412

RIGHTS/WARRANTS — (0.0%)
*	Skellerup Holdings, Ltd. Rights 03/27/08	39,121	2,502

TOTAL — NEW ZEALAND			52,898,914

18

SINGAPORE — (9.9%)
COMMON STOCKS — (9.9%)
# *	Addvalue Technologies, Ltd.	1,043,000	$94,709
#	Advanced Holdings, Ltd.	691,000	147,227
	AEM Holdings, Ltd.	558,000	35,537
	Allgreen Properties, Ltd.	2,774,000	2,493,075
	Apollo Enterprises, Ltd.	302,000	594,075
#	Aqua-Terra Supply Co., Ltd.	641,000	166,326
	Armstrong Industrial Corp., Ltd.	1,460,000	308,393
*	ASA Group Holdings, Ltd.	586,000	26,871
	Ascott Group, Ltd.	2,367,000	2,896,785
#	Asia Environment Holdings, Ltd.	503,000	195,756
*	Asia Food and Properties, Ltd.	5,203,000	2,789,507
*	Asia-Pacific Strategic Investments, Ltd.	1,410	243
	ASL Marine Holdings, Ltd.	497,000	416,964
	A-Sonic Aerospace, Ltd.	626,996	51,010
	Aussino Group, Ltd.	967,000	233,361
*	Ban Joo - Company, Ltd.	1,952,000	95,307
	Best World International, Ltd.	307,500	173,008
	Beyonics Technology, Ltd.	1,945,800	375,934
	Bonvests Holdings, Ltd.	990,000	808,776
	BRC Asia, Ltd.	794,000	76,425
	Broadway Industrial Group, Ltd.	461,000	269,263
	Brothers (Holdings), Ltd.	504,628	92,031
#	Bukit Sembawang Estates, Ltd	348,003	2,282,281
	CEI Contract Manufacturing, Ltd.	432,000	53,340
	Cerebos Pacific, Ltd.	560,000	1,578,788
#	CH Offshore, Ltd.	1,568,200	648,812
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	2,603,649
	Chemical Industries (Far East), Ltd.	105,910	69,323
*	China Auto Corp., Ltd.	3,040,700	181,358
	China Dairy Group, Ltd.	1,502,000	275,109
	China Merchants Holdings Pacific, Ltd.	809,000	518,880
*	China Petrotech Holdings	460,000	113,170
#	Chip Eng Seng Corp., Ltd.	1,775,000	655,372
	Chosen Holdings, Ltd.	1,284,000	140,398
	Chuan Hup Holdings, Ltd.	4,385,000	1,134,177
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	17,607
*	Compact Metal Industries, Ltd.	643,000	10,175
	Courts Singapore, Ltd.	495,000	178,931
#	Creative Technology Co., Ltd.	262,900	1,375,704
#	CSC Holdings, Ltd.	1,829,000	382,355
	CSE Global, Ltd.	1,893,000	1,339,724
#	CWT, Ltd.	1,384,500	867,480
#	Delong Holdings, Ltd.	1,287,000	3,034,814
*	Digiland International, Ltd.	12,033,000	85,448
*	Eagle Brand Holdings, Ltd.	5,158,000	216,998
	Ellipsiz, Ltd.	453,000	65,189
	Eng Wah Organisation, Ltd.	265,000	189,463
	Engro Corp., Ltd.	354,000	296,907
*	Enviro-Hub Holdings, Ltd.	1,445,666	413,682
	Eu Yan Sang International, Ltd.	182,000	71,863

19

	Eucon Holdings, Ltd.	755,000	$39,975
#	Ezra Holdings Pte, Ltd.	1,462,000	2,427,939
#	F.J. Benjamin Holdings, Ltd.	1,095,000	407,046
#	Federal International (2000), Ltd.	502,000	170,608
	Fischer Tech, Ltd.	244,000	35,103
#	Food Empire Holdings, Ltd.	912,000	498,933
#	Freight Links Express Holdings, Ltd.	3,893,000	188,617
	Frontline Technologies Corp., Ltd.	3,170,000	540,796
*	Fu Yu Corp., Ltd.	2,273,750	248,332
	GK Goh Holdings, Ltd.	1,494,000	1,123,827
# *	Global Voice Group, Ltd.	2,054,000	137,482
#	Goodpack, Ltd.	1,592,000	1,815,792
	GP Industries, Ltd.	3,120,209	1,009,696
	Grand Banks Yachts, Ltd.	250,000	155,120
	Hersing Corp., Ltd.	642,500	224,173
#	Hi-P International, Ltd.	1,973,000	727,182
	Ho Bee Investment, Ltd.	1,471,000	1,262,935
#	Hong Fok Corp., Ltd.	1,975,600	1,506,444
#	Hong Leong Asia, Ltd.	1,048,000	2,213,068
	Hotel Grand Central, Ltd.	1,060,514	728,588
	Hotel Plaza, Ltd.	1,783,500	2,319,877
#	Hotel Properties, Ltd.	1,809,600	4,111,266
	Hour Glass, Ltd.	622,744	394,775
#	HTL International Holdings, Ltd.	1,839,843	530,771
	Huan Hsin Holdings, Ltd.	1,138,400	445,870
#	HupSteel, Ltd.	1,687,875	380,020
	Hwa Hong Corp., Ltd.	2,488,000	1,193,583
#	Hyflux, Ltd.	1,067,000	2,484,918
#	IDT Holdings, Ltd.	718,000	220,129
#	IFS Capital, Ltd.	348,000	181,704
*	Informatics Education, Ltd.	1,339,000	51,932
#	InnoTek, Ltd.	931,000	550,604
	Innovalues, Ltd.	1,040,000	154,236
	Intraco, Ltd.	292,500	94,886
	IPC Corp., Ltd.	700,000	49,313
	Isetan (Singapore), Ltd.	122,500	322,103
	Jadason Enterprises, Ltd.	1,108,000	81,716
*	Jasper Investments, Ltd.	2,267,000	24,284
	Jaya Holdings, Ltd.	2,733,000	2,557,881
	JK Yaming International Holdings, Ltd.	907,000	238,958
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	558,897
	K1 Ventures, Ltd.	5,340,500	737,850
	Keppel Telecommunications and Transportation, Ltd.	1,990,800	6,913,075
	Khong Guan Flour Milling, Ltd.	38,000	40,207
	Kian Ann Engineering, Ltd.	1,302,000	169,193
#	Kian Ho Bearings, Ltd.	781,500	121,059
#	Kim Eng Holdings, Ltd.	1,594,000	2,494,845
	Koh Brothers Group, Ltd.	1,494,000	349,642
#	KS Energy Services, Ltd.	800,000	1,313,886
*	L & M Group Investments, Ltd.	7,107,100	25,475
*	Lafe Technology, Ltd.	1,234,800	148,587
	LanTroVision (S), Ltd.	5,028,750	121,850

20

	LC Development, Ltd.	2,041,254	$438,247
	Lee Kim Tah Holdings, Ltd.	1,600,000	672,495
#	Lion Asiapac, Ltd.	473,000	98,545
	Low Keng Huat Singapore, Ltd.	1,116,000	386,574
	Lum Chang Holdings, Ltd.	1,134,030	228,100
*	Manhattan Resources, Ltd.	668,000	183,785
	Manufacturing Integration Technology, Ltd.	588,000	64,079
*	MDR, Ltd.	2,040,000	64,457
# *	Mediaring.Com, Ltd.	4,262,500	372,306
	Memtech International, Ltd.	1,322,000	163,175
	Metro Holdings, Ltd.	2,256,960	1,276,407
#	Midas Holdings, Ltd.	1,342,000	1,075,951
#	Miyoshi Precision, Ltd.	553,500	66,747
	MobileOne, Ltd.	2,025,000	2,895,691
*	Multi-Chem, Ltd.	1,263,000	182,281
	Natsteel, Ltd.	414,000	425,905
#	Nera Telecommunications, Ltd.	1,450,000	420,550
	New Toyo International Holdings, Ltd.	1,043,000	231,691
*	Orchard Parade Holdings, Ltd.	1,084,022	910,337
#	Osim International, Ltd.	1,965,600	530,067
	Ossia International, Ltd.	750,554	136,469
#	Pan-United Corp., Ltd.	2,193,000	1,038,685
	Parkway Holdings, Ltd.	702,000	1,518,115
	PCI, Ltd.	734,000	214,939
	Penguin Boat International, Ltd.	320,000	41,231
	Pertama Holdings, Ltd.	459,750	158,393
#	Petra Foods, Ltd.	881,000	776,311
	Popular Holdings, Ltd.	1,813,000	347,923
	PSC Corp., Ltd.	1,973,419	432,657
	QAF, Ltd.	881,000	224,510
	Qian Hu Corp., Ltd.	674,600	71,685
	Raffles Education Corp., Ltd.	1,823,000	3,413,553
	Robinson & Co., Ltd.	284,832	1,360,761
	Rotary Engineering, Ltd.	2,273,600	1,486,110
	San Teh, Ltd.	838,406	315,056
	SBS Transit, Ltd.	1,011,000	1,780,168
#	SC Global Developments, Ltd.	935,850	1,163,315
*	Sea View Hotel, Ltd.	66,000	—
*	Seksun Corp., Ltd.	530,000	285,572
	Sim Lian Group, Ltd.	1,380,000	548,968
	Sing Investments & Finance, Ltd.	198,450	223,386
	Singapore Food Industries, Ltd.	1,707,000	956,312
	Singapore Post, Ltd.	6,425,900	5,097,129
	Singapore Reinsurance Corp., Ltd	1,695,028	422,860
	Singapore Shipping Corp., Ltd.	1,930,000	540,902
	Singapura Finance, Ltd.	174,062	196,073
# *	Sinomem Technology, Ltd.	902,000	529,582
*	Sinwa, Ltd.	259,000	61,614
	SMB United, Ltd.	2,010,000	424,783
	SMRT Corp., Ltd.	3,293,000	4,103,184
	SNP Corp., Ltd.	466,495	381,419
#	SP Chemicals, Ltd.	813,000	440,548

21

*	SP Corp., Ltd.	454,000	$33,388
#	SSH Corp., Ltd.	1,307,000	266,393
#	Stamford Land Corp., Ltd.	3,229,000	1,090,235
*	Straco Corp., Ltd.	130,000	16,231
	Straits Trading Co., Ltd.	1,117,200	5,382,001
	Sunningdale Tech, Ltd.	1,332,000	182,691
	Sunright, Ltd.	378,000	71,365
	Superbowl Holdings, Ltd.	980,000	193,223
	Superior Multi-Packaging, Ltd.	490,500	46,599
	Tat Hong Holdings, Ltd.	1,194,000	1,836,035
*	Thakral Corp., Ltd.	6,028,000	275,791
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	684,881
	Transmarco, Ltd.	106,500	57,498
	Trek 2000 International, Ltd.	1,004,000	225,423
	TT International, Ltd.	2,742,480	259,888
	Tuan Sing Holdings, Ltd.	3,362,000	648,195
	UMS Holdings, Ltd.	941,000	186,130
#	Unisteel Technology, Ltd.	1,521,875	1,514,464
	United Engineers, Ltd.	846,666	2,307,404
*	United Envirotech, Ltd.	352,000	54,799
	United Overseas Insurance, Ltd.	188,250	516,701
*	United Pulp & Paper Co., Ltd.	708,000	92,798
	UOB-Kay Hian Holdings, Ltd.	1,798,000	2,589,703
	Vicom, Ltd.	120,000	149,707
#	WBL Corp., Ltd.	720,000	2,441,097
#	Wheelock Properties (S), Ltd.	1,124,000	1,503,095
	Wing Tai Holdings, Ltd.	1,915,800	2,890,335
#	Xpress Holdings, Ltd.	3,079,000	238,364
	Yellow Pages (Singapore), Ltd.	299,000	189,612
	YHI International, Ltd.	1,174,000	236,835
*	Yoma Strategic Holdings, Ltd.	132,000	19,421
# *	Yongnam Holdings, Ltd.	1,970,000	336,541
*	Zhongguo Jilong, Ltd.	249,876	7,923
TOTAL COMMON STOCKS			141,910,997

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	3,119
# *	Goodpack, Ltd. Rights 07/16/09	199,000	47,079
*	Qian Hu Corp, Ltd. Warrants 09/19/10	204,100	17,192
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,849
*	Yongnam Holdings, Ltd. Warrants 08/26/09	591,000	76,264
TOTAL RIGHTS/WARRANTS			158,503

TOTAL — SINGAPORE			142,069,500

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	3,516

22

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	$—
# *	Peplin, Inc.	391,543	250,760

TOTAL — UNITED STATES			250,760

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $2,495,000 FNMA 5.00%, 06/01/22, valued at $2,302,499) to be repurchased at $2,267,555	$2,267	2,267,000

SECURITIES LENDING COLLATERAL — (27.5%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $123,084,754 FHLMC 5.004%(r), 12/01/35 & FNMA 5.451%(r), 08/01/36, valued at $102,000,001 ) to be repurchased at $100,026,500	100,000	100,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $156,592,984 FHLMC 5.000%, 02/01/37 & 6.500%, 11/01/37, valued at $147,521,669 ) to be repurchased at $144,667,414	144,629	144,629,087
@ Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $155,712,694 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 08/01/22 to 01/01/38, valued at $153,003,360 ) to be repurchased at $150,039,500	150,000	150,000,000
TOTAL SECURITIES LENDING COLLATERAL		394,629,087

TOTAL INVESTMENTS - (100.0%) (Cost $1,208,154,364) ##		$1,433,876,766

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$12,854,072
Level 2 – Other Significant Observable Inputs	1,421,022,694
Level 3 – Significant Unobservable Inputs	—
Total	$1,433,876,766

23

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (96.1%)
Consumer Discretionary — (15.2%)
	4imprint Group P.L.C.	96,735	$350,887
	Aegis Group P.L.C.	1,191,751	2,632,524
	Aga Foodservice Group P.L.C.	494,073	3,010,531
	Airea P.L.C.	22,000	8,061
	Alba P.L.C.	184,693	353,312
	Alexandra P.L.C.	124,343	216,991
	Alexon Group P.L.C.	183,490	357,613
#	Arena Leisure P.L.C.	1,411,547	1,440,726
	Avesco Group P.L.C.	44,438	81,998
	Avon Rubber P.L.C.	126,434	258,135
	Barratt Developments P.L.C.	24,509	198,290
	Bellway P.L.C.	320,033	5,037,277
#	Blacks Leisure Group P.L.C.	181,058	635,579
	Bloomsbury Publishing P.L.C.	281,545	907,550
	Bovis Homes Group P.L.C.	488,520	5,616,428
	BPP Holdings P.L.C.	222,896	2,382,132
	Caffyns P.L.C.	6,000	100,743
#	Carpetright P.L.C.	141,976	2,033,028
# *	Celtic P.L.C.	61,138	82,500
	Centaur Media P.L.C.	599,070	1,040,445
	Chime Communications P.L.C.	1,055,433	690,146
# *	Chrysalis Group P.L.C.	210,567	542,882
	Churchill China P.L.C.	30,000	183,449
	Clinton Cards P.L.C.	740,506	814,423
	Colefax Group P.L.C.	60,000	222,853
	Cosalt P.L.C.	82,921	567,024
	Creston P.L.C.	213,773	291,806
	Dawson Holdings P.L.C.	253,045	485,903
	Dignity P.L.C.	262,886	3,792,160
	DSG International P.L.C.	135,237	169,052
#	Emap P.L.C.	72,621	1,325,758
*	Entertainment Rights P.L.C.	2,258,940	513,676
	Euromoney Institutional Investor P.L.C.	360,841	2,545,166
	Findel P.L.C.	388,514	3,951,055
*	Forminster P.L.C.	43,333	3,229
#	French Connection Group P.L.C.	384,233	752,733
	Fuller Smith & Turner P.L.C.	132,742	1,516,828
	Future P.L.C.	1,363,027	835,626
*	Galiform P.L.C.	2,349,090	3,823,189
	Game Group P.L.C.	1,483,227	5,464,992
#	Games Workshop Group P.L.C.	104,823	451,089
*	Gaskell P.L.C.	36,000	1,788

1

	GCAP Media P.L.C.	688,164	$2,597,429
	Greene King P.L.C.	436,140	5,610,877
	Halfords Group P.L.C.	939,332	5,232,819
	Haynes Publishing Group P.L.C.	14,703	65,735
	Headlam Group P.L.C.	339,900	2,627,280
	Henry Boot P.L.C.	439,079	1,216,897
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	4,185,869
	Holidaybreak P.L.C.	211,067	2,455,090
	Hornby P.L.C.	154,220	620,964
*	HR Owen P.L.C.	71,542	212,990
	Huntsworth P.L.C.	818,058	1,178,199
	Inchcape P.L.C.	46,859	362,079
	Informa P.L.C.	618,748	4,219,690
	J.D. Wetherspoon P.L.C.	552,111	3,347,776
	JJB Sports P.L.C.	949,037	2,292,374
	John David Group P.L.C.	126,388	949,096
	John Menzies P.L.C.	244,534	2,653,504
	Johnston Press P.L.C.	618,693	2,355,886
	Kesa Electricals P.L.C.	729,479	3,081,798
*	Lambert Howarth Group P.L.C.	43,203	—
	Land of Leather Holdings P.L.C.	194,670	266,305
	Laura Ashley Holdings P.L.C.	2,887,571	1,255,812
	Lookers P.L.C.	709,211	1,293,106
#	Luminar Group Holdings P.L.C.	268,448	1,866,016
	Mallett P.L.C.	46,337	132,073
	Manganese Bronze Holdings P.L.C.	68,818	720,877
	Marchpole Holdings P.L.C.	111,635	53,125
*	Mice Group P.L.C.	844,000	100,624
	Millennium and Copthorne Hotels P.L.C.	298,578	2,381,383
	Moss Bros Group P.L.C.	234,511	209,389
	Mothercare P.L.C.	333,825	2,746,759
	N Brown Group P.L.C.	1,002,689	4,956,319
	Next Fifteen Communications P.L.C.	25,000	29,595
*	Nord Anglia Education P.L.C.	130,842	719,241
*	Pace Micro Technology P.L.C.	769,447	1,395,144
*	Partridge Fine Arts P.L.C.	26,127	21,545
	Pendragon P.L.C.	2,285,154	1,521,955
#	Photo-Me International P.L.C.	1,340,534	897,550
	Pinewood Shepperton P.L.C.	187,350	794,593
*	Pittards P.L.C.	60,985	2,429
	Portmeirion Group P.L.C.	22,856	113,683
*	Pressac P.L.C.	78,129	1,164
	Redrow P.L.C.	644,914	3,897,780
*	Regent Inns P.L.C.	459,957	155,285
	Restaurant Group P.L.C.	753,607	2,153,568
	ScS Upholstery P.L.C.	127,472	128,974
*	Shellshock, Ltd.	850	1,077
	Signet Group P.L.C.	634,584	765,035
*	SMG P.L.C.	965,594	263,201
	Smiths News P.L.C.	635,227	1,271,200
*	Southampton Leisure Holdings P.L.C.	19,615	15,300
*	Sportech P.L.C.	339,293	549,964

2

	St Ives Group P.L.C.	448,949	$2,266,436
	St. Jame’s Place P.L.C.	217,717	1,140,489
*	Stylo P.L.C.	64,096	47,112
	Taylor Nelson Sofres P.L.C.	1,742,993	6,383,980
	Ted Baker P.L.C.	161,948	1,504,691
	The Berkeley Group Holdings P.L.C.	31,932	656,937
	The Character Group P.L.C.	97,314	230,927
	The Vitec Group P.L.C.	150,307	1,491,778
*	Tinopolis P.L.C.	175,752	104,724
	Topps Tiles P.L.C.	783,092	1,973,226
*	Torotrak P.L.C.	449,280	199,389
*	Tradus P.L.C.	70,899	2,520,686
	Trinity Mirror P.L.C.	492,324	2,766,409
	United Business Media P.L.C.	450,703	4,748,243
	UTV Media P.L.C.	217,432	1,096,147
	Wagon P.L.C.	237,979	149,110
*	Wembley P.L.C.	68,694	13,650
*	Westcity P.L.C.	96,111	51,390
	WH Smith P.L.C.	605,148	4,475,603
	Wilmington Group P.L.C.	356,207	1,412,772
#	Woolworths Group P.L.C.	5,587,422	1,189,167
Total Consumer Discretionary			166,058,866

Consumer Staples — (3.9%)
	Anglo-Eastern Plantations P.L.C.	111,453	1,401,714
	Barr (A.G.) P.L.C.	66,137	1,556,888
	Britvic P.L.C.	326,992	2,150,147
	Cranswick P.L.C.	179,621	1,935,160
	Dairy Crest Group P.L.C.	535,101	5,585,879
	Devro P.L.C.	623,198	1,001,895
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	3,828,779
	Marston’s P.L.C.	1,227,042	5,840,767
	Mcbride P.L.C.	935,102	1,741,744
	Nichols P.L.C.	66,550	302,408
	Northern Foods P.L.C.	2,096,761	3,741,192
	Premier Foods P.L.C.	1,158,622	2,101,268
	PZ Cussons P.L.C.	1,481,891	5,202,953
	R.E.A. Holdings P.L.C.	49,233	669,001
	Robert Wiseman Dairies P.L.C.	290,033	2,802,567
	Thorntons P.L.C.	313,060	1,003,764
	Uniq P.L.C.	463,373	1,214,758
	Young & Co.’s Brewery P.L.C.	40,000	419,787
	Young & Co.’s Brewery P.L.C. Series A	20,936	238,023
Total Consumer Staples			42,738,694

Energy — (8.4%)
	Abbot Group P.L.C.	896,741	6,878,840
	Anglo Pacific Group P.L.C.	395,642	1,204,012
*	Dana Petroleum P.L.C.	335,727	8,837,544
*	Emerald Energy P.L.C.	220,639	1,048,083
	Expro International Group P.L.C.	430,747	10,697,632

3

*	Fortune Oil P.L.C.	5,933,254	$844,729
	Hunting P.L.C.	477,489	7,306,568
	James Fisher & Sons P.L.C.	192,145	2,276,862
	JKX Oil and Gas P.L.C.	592,186	5,401,000
	John Wood Group P.L.C.	1,450,658	11,853,928
	KBC Advanced Technologies P.L.C.	163,011	145,113
	Lupus Capital P.L.C.	42,998	62,518
	Melrose Resources P.L.C.	388,991	2,805,753
*	Premier Oil P.L.C.	329,638	9,060,025
# *	Soco International P.L.C.	289,649	11,133,872
*	UK Coal P.L.C.	590,118	5,346,039
	Venture Production P.L.C.	455,259	6,480,897
Total Energy			91,383,415

Financials — (14.9%)
	A & J Mucklow Group P.L.C.	221,136	1,448,252
	Aberdeen Asset Management P.L.C.	2,541,237	6,722,878
	Amlin P.L.C.	770,080	4,209,298
	Arbuthnot Banking Group P.L.C.	67,329	567,731
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	3,316,857
#	Benfield Group, Ltd. P.L.C.	422,640	2,240,397
#	BlueBay Asset Management P.L.C.	51,042	303,445
	Brewin Dolphin Holdings P.L.C.	895,086	2,813,980
	Brit Insurance Holdings P.L.C.	1,298,779	5,967,709
	Brixton P.L.C.	626,766	4,047,192
	Capital & Regional P.L.C.	279,419	2,828,607
	Catlin Group, Ltd.	452,578	3,399,427
	Charles Stanley Group P.L.C.	127,317	586,294
	Chesnara P.L.C.	92,900	295,290
	Close Brothers Group P.L.C.	99,664	1,294,409
*	CLS Holdings P.L.C.	262,590	1,769,711
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	1,076,906
#	Daejan Holdings P.L.C.	43,621	2,942,064
#	Derwent London P.L.C.	340,203	9,622,316
	Development Securities P.L.C.	177,708	1,696,906
	DTZ Holdings P.L.C.	209,951	957,925
#	Erinaceous Group P.L.C.	465,172	27,676
	Evolution Group P.L.C.	1,152,902	2,651,810
#	F&C Asset Management P.L.C.	1,643,383	5,715,034
#	Grainger P.L.C.	436,048	3,431,881
	Great Portland Estates P.L.C.	614,931	6,071,538
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Bermuda, Ltd.	138,704	730,369
	Helical Bar P.L.C.	414,939	3,010,213
#	Henderson Group P.L.C.	3,020,595	6,053,901
	Highway Insurance Holdings P.L.C.	844,999	1,262,138
	Hiscox, Ltd.	1,579,968	8,581,231
	IG Group Holdings P.L.C.	1,189,807	8,217,002
*	Industrial & Commercial Holdings P.L.C.	5,000	149
	Intermediate Capital Group P.L.C.	256,600	7,592,847

4

	International Personal Finance P.L.C.	346,786	$1,401,824
#	Jardine Lloyd Thompson Group P.L.C.	803,953	5,737,277
	Kiln, Ltd.	1,128,975	3,324,704
	Liontrust Asset Management P.L.C.	129,935	703,068
	London Scottish Bank P.L.C.	491,096	179,452
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,277,118
	McKay Securities P.L.C.	32,232	189,897
*	Minerva P.L.C.	601,226	1,560,519
*	Novae Group P.L.C.	1,151,130	791,419
	Panmure Gordon & Co. P.L.C.	15,272	22,283
#	Paragon Group of Cos. P.L.C.	15,320	33,851
	Park Group P.L.C.	291,600	106,868
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	166
	Provident Financial P.L.C.	192,067	3,042,894
	Quintain Estates & Development P.L.C.	161,208	1,404,462
	Rathbone Brothers P.L.C.	163,220	3,121,514
	Rensburg Sheppards P.L.C.	174,975	2,115,489
	Rugby Estates P.L.C.	15,328	118,787
	S&U P.L.C.	21,140	174,193
	Savills P.L.C.	443,892	2,988,260
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	495,639	5,618,675
	Shore Capital Group P.L.C.	1,227,370	930,827
	ST Modwen Properties P.L.C.	496,506	4,779,616
*	Terence Chapman Group P.L.C.	62,500	394
	Town Centre Securities P.L.C.	206,327	1,201,753
	Tullett Prebon P.L.C.	268,743	2,679,637
	Unite Group P.L.C.	457,428	3,012,009
	Warner Estate Holdings P.L.C.	172,730	1,235,171
	Workspace Group P.L.C.	598,597	3,103,255
Total Financials			162,316,044

Health Care — (2.7%)
*	Acambis P.L.C.	372,178	862,387
*	Alizyme P.L.C.	660,805	517,632
*	Antisoma P.L.C.	1,755,079	963,759
*	Ark Therapeutics Group P.L.C.	654,350	954,681
# *	Axis-Shield P.L.C.	215,716	1,125,851
*	Biocompatibles International P.L.C.	150,111	442,979
*	Bioquell P.L.C.	90,893	362,892
*	BTG P.L.C.	489,797	862,465
	Care UK P.L.C.	205,547	1,777,848
*	Clinical Computing P.L.C.	46,666	2,666
	Consort Medical P.L.C.	114,539	1,304,870
	Corin Group P.L.C.	151,637	1,686,598
	Dechra Pharmaceuticals P.L.C.	204,340	1,573,428
*	Genetix Group P.L.C.	151,246	126,224
*	Genus P.L.C.	77,045	1,076,096
*	Global Health Partner P.L.C.	800	1,999

5

	Goldshield Group P.L.C.	123,034	$643,797
	Hikma Pharmaceuticals P.L.C.	339,719	3,338,494
	Nestor Healthcare Group P.L.C.	443,850	484,329
*	Osmetech P.L.C.	66,935	29,693
*	Oxford Biomedica P.L.C.	2,007,523	1,050,810
*	Phytopharm P.L.C.	104,349	50,415
*	Protherics P.L.C.	1,046,492	1,158,093
*	Provalis P.L.C.	796,584	4,749
# *	Skyepharma P.L.C.	2,745,363	693,211
	SSL International P.L.C.	766,671	7,402,448
*	Vectura Group P.L.C.	491,081	442,134
*	Vernalis P.L.C.	1,131,506	205,373
	William Ransom & Son P.L.C.	30,000	8,855
Total Health Care			29,154,776

Industrials — (34.9%)
*	AEA Technology P.L.C.	539,970	849,806
	Aggreko P.L.C.	1,030,134	11,956,622
	Air Partner P.L.C.	38,153	720,617
*	Airflow Streamline P.L.C.	20,500	23,830
	Alumasc Group P.L.C.	131,547	521,837
	Amec P.L.C.	734,710	11,207,521
	Arriva P.L.C.	611,646	8,235,290
	Ashtead Group P.L.C.	1,785,154	2,686,933
	Atkins WS P.L.C.	437,924	9,536,062
*	Autologic Holdings P.L.C.	96,590	126,354
# *	Avis Europe P.L.C.	3,154,308	1,683,103
	Babcock International Group P.L.C.	877,825	9,833,170
	Balfour Beatty P.L.C.	5,009	43,952
*	BB Holdings, Ltd.	8,709	48,128
	BBA Aviation P.L.C.	1,083,625	3,942,795
	Biffa P.L.C.	211,347	1,450,568
	Bodycote International P.L.C.	1,283,539	4,751,513
	Braemar Shipping Services P.L.C.	73,913	660,916
	Brammer P.L.C.	189,691	1,003,506
	BSS Group P.L.C.	503,242	3,605,246
	Business Post Group P.L.C.	204,928	1,307,585
*	C.H. Bailey P.L.C.	20,950	36,507
	Camellia P.L.C.	2,437	430,998
	Carillion P.L.C.	1,537,838	11,357,783
*	Carlisle Group, Ltd.	3,400	8,458
	Carr’s Milling Industries P.L.C.	35,330	374,738
#	Carter & Carter Group P.L.C.	122,848	201,386
	Castings P.L.C.	163,887	933,526
	Charles Taylor Consulting P.L.C.	143,225	821,059
*	Charter P.L.C.	626,781	10,216,916
	Chemring Group P.L.C.	132,581	6,431,272
	Chloride Group P.L.C.	1,054,622	3,747,368
	Christie Group P.L.C.	53,263	133,658
	Clarkson P.L.C.	54,733	940,163
	Communisis P.L.C.	577,296	801,822
	Cookson Group P.L.C.	804,036	9,463,465

6

*	Corporate Services Group P.L.C.	3,685,688	$153,424
*	Costain Group P.L.C.	1,306,155	554,981
*	Danka Business Systems P.L.C.	1,029,605	71,274
	Dart Group P.L.C.	296,000	158,598
	Davis Service Group P.L.C.	689,742	6,825,712
	De La Rue P.L.C.	621,139	11,111,961
	Dewhurst P.L.C.	9,000	39,522
	Domino Printing Sciences P.L.C.	449,538	2,720,261
*	easyJet P.L.C.	709,379	5,719,639
	Eleco P.L.C.	104,685	192,980
*	Eliza Tinsley Group P.L.C.	19,844	3,549
	Enodis P.L.C.	1,614,673	5,149,427
	Fenner P.L.C.	691,344	3,530,251
	FKI P.L.C.	2,265,782	3,258,189
#	Forth Ports P.L.C.	184,302	7,151,548
*	Fortress Holdings P.L.C.	120,728	6,597
	FW Thorpe P.L.C.	24,000	257,488
	Galliford Try P.L.C.	1,475,611	2,028,059
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	286,825
	Go-Ahead Group P.L.C.	175,345	6,233,863
	Hampson Industries P.L.C.	320,091	1,002,203
	Harvey Nash Group P.L.C.	261,144	258,049
	Havelock Europa P.L.C.	141,758	228,845
	Hays P.L.C.	221,415	476,026
#	Helphire P.L.C.	570,202	1,936,597
*	Heywood Williams Group P.L.C.	323,020	234,872
	Homeserve P.L.C.	234,574	9,173,189
	Hyder Consulting P.L.C.	159,637	1,343,530
	IMI P.L.C.	481,543	3,684,634
	Interserve P.L.C.	512,988	4,353,758
	Intertek Group P.L.C.	605,784	10,745,772
*	Invensys P.L.C.	1,601,463	8,100,860
	ITE Group P.L.C.	1,007,435	2,990,050
	J. Smart & Co. (Contractors) P.L.C.	22,500	268,251
	James Halstead P.L.C.	104,416	1,098,339
	Johnson Service Group P.L.C.	206,862	111,874
	Keller Group P.L.C.	285,825	3,367,167
	Kier Group P.L.C.	145,769	4,021,938
	Latchways P.L.C.	42,476	759,312
	Lavendon Group P.L.C.	157,181	1,148,610
	Lincat Group P.L.C.	14,452	157,803
	Low & Bonar P.L.C.	707,849	1,657,898
	Management Consulting Group P.L.C.	1,055,808	794,029
	Meggitt P.L.C.	42,528	234,492
	Metalrax Group P.L.C.	508,719	297,962
	Michael Page International P.L.C.	1,271,159	7,033,922
	Mitie Group P.L.C.	1,243,034	6,334,198
	MJ Gleeson Group P.L.C.	195,875	948,089
	Molins P.L.C.	82,233	221,178
	Morgan Crucible Co. P.L.C.	1,192,285	4,896,936
	Morgan Sindall P.L.C.	175,758	3,783,247

7

	Mouchel Group P.L.C.	437,972	$3,561,254
	MS International P.L.C.	71,500	259,614
	National Express Group P.L.C.	204,390	4,572,559
	Northgate P.L.C.	293,546	3,847,494
	OPD Group P.L.C.	102,094	365,721
	Parkwood Holdings P.L.C.	62,980	129,560
	PayPoint P.L.C.	53,251	638,184
*	Qinetiq P.L.C.	766,443	2,995,808
	Regus Group P.L.C.	3,802,559	6,361,800
*	Renold P.L.C.	270,995	444,207
	Ricardo P.L.C.	220,336	1,523,456
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	1,002,156
	ROK P.L.C.	633,380	1,377,819
	RPS Group P.L.C.	811,331	4,758,009
	Senior P.L.C.	1,671,692	3,280,609
	Serco Group P.L.C.	107,204	921,517
	Severfield-Rowen P.L.C.	354,372	2,189,281
	Shanks Group P.L.C.	1,014,008	4,596,316
	SIG P.L.C.	479,728	7,893,298
	Speedy Hire P.L.C.	183,252	2,866,144
	Spice P.L.C.	3,967	36,575
	Spirax-Sarco Engineering P.L.C.	313,271	5,823,672
	Spring Group P.L.C.	596,238	589,488
	Stagecoach Group P.L.C.	1,565,172	7,763,068
	Sthree P.L.C.	82,165	365,797
	T. Clarke P.L.C.	148,717	481,819
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	834,861
	TDG P.L.C.	326,296	1,596,115
*	The 600 Group P.L.C.	218,038	200,977
	The Weir Group P.L.C.	839,729	12,847,019
	Tomkins P.L.C.	1,354,458	4,541,243
*	Trafficmaster P.L.C.	553,279	457,233
	Travis Perkins P.L.C.	141,061	3,015,547
	Tribal Group P.L.C.	125,000	334,497
	Trifast P.L.C.	359,985	395,339
	Ultra Electronics Holdings P.L.C.	274,839	6,514,172
	Umeco P.L.C.	189,043	2,109,274
*	Volex Group P.L.C.	241,088	501,273
	Vp P.L.C.	172,286	1,076,033
	VT Group P.L.C.	696,523	9,151,276
	Waterman Group P.L.C.	108,139	343,329
	Whatman P.L.C.	520,176	2,756,219
	White Young Green P.L.C.	183,454	1,258,328
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,277
	Wincanton P.L.C.	493,583	3,543,655
	WSP Group P.L.C.	270,216	2,903,975
	XP Power, Ltd.	73,546	409,381
Total Industrials			380,662,499

8

Information Technology — (11.5%)
	Abacus Group P.L.C.	285,469	$279,309
	Acal P.L.C.	104,729	338,390
*	Alterian P.L.C.	179,139	495,125
	Anite P.L.C.	1,273,342	1,083,353
*	ARC International P.L.C.	623,793	308,554
	ARM Holdings P.L.C.	2,730,857	4,883,102
*	Autonomy Corp. P.L.C.	741,371	13,790,379
	Aveva Group P.L.C.	283,341	5,527,223
	Axon Group P.L.C.	251,554	2,787,480
*	Blinkx P.L.C.	696,972	244,553
	CML Microsystems P.L.C.	18,361	28,954
	Computacenter P.L.C.	397,656	1,413,746
*	CSR P.L.C.	352,374	2,224,127
	Detica Group P.L.C.	485,719	2,389,331
	Dialight P.L.C.	111,362	325,796
#	Dimension Data Holdings P.L.C.	2,272,493	2,310,823
	Diploma P.L.C.	446,065	1,448,200
	E2V Technologies P.L.C.	254,720	1,226,057
	Electrocomponents P.L.C.	1,585,752	5,518,814
	Electronic Data Processing P.L.C.	55,200	61,251
*	Eurodis Electron P.L.C.	2,118,657	—
	Fidessa Group P.L.C.	134,098	2,461,789
*	Filtronic P.L.C.	338,741	1,154,074
	Financial Objects P.L.C.	17,000	15,011
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	271,050
*	Gresham Computing P.L.C.	204,631	245,902
	Halma P.L.C.	1,529,292	6,295,909
*	Imagination Technologies Group P.L.C.	908,378	1,716,671
	Innovation Group P.L.C.	2,537,718	1,621,122
*	Intec Telecom Systems P.L.C.	1,201,847	1,035,317
	Intelek P.L.C.	49,880	15,412
	Kewill Systems P.L.C.	309,597	522,413
	Kofax P.L.C.	325,477	1,215,618
	Laird Group P.L.C.	717,459	7,046,234
	LogicaCMG P.L.C.	2,298,306	4,221,661
	Macro 4 P.L.C.	68,736	162,387
	Micro Focus International P.L.C.	465,120	1,847,996
	Microgen P.L.C.	404,360	360,845
	Misys P.L.C.	2,039,600	6,006,493
*	Monitise P.L.C.	450,565	87,662
	Morse P.L.C.	367,208	397,088
*	nCipher P.L.C.	110,961	376,243
	Netstore P.L.C.	143,737	65,312
	Northgate Information Solutions P.L.C.	2,006,015	3,746,572
	Oxford Instruments P.L.C.	194,358	734,463
*	Parity Group P.L.C.	7,621	6,115
	Phoenix IT Group, Ltd.	178,926	932,284
*	Plasmon P.L.C.	259,985	55,388
	Premier Farnell P.L.C.	1,419,676	4,196,852

9

	Psion P.L.C.	513,902	$1,065,872
	Raymarine P.L.C.	289,080	1,557,487
	Renishaw P.L.C.	222,795	3,061,376
	RM P.L.C.	369,199	1,595,857
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	7,113,856
*	SCI Entertainment Group P.L.C.	286,579	221,545
*	Scipher P.L.C.	34,563	773
*	SDL P.L.C.	279,025	1,590,849
	Spectris P.L.C.	499,879	7,757,387
*	Spirent Communications P.L.C.	3,268,201	3,753,813
	TT electronics P.L.C.	543,437	1,014,614
	Vislink P.L.C.	588,460	618,501
*	Wolfson Microelectronics P.L.C.	453,006	1,226,159
	Xaar P.L.C.	220,887	692,027
	Zetex P.L.C.	324,690	342,182
Total Information Technology			125,110,748

Materials — (3.3%)
*	Amberley Group P.L.C.	125,000	21,423
*	API Group P.L.C.	103,483	44,015
	British Polythene Industries P.L.C.	102,332	563,072
	Carclo P.L.C.	214,230	367,853
	Chamberlin P.L.C.	18,000	69,347
*	Coral Products P.L.C.	50,000	8,942
	Croda International P.L.C.	498,679	5,969,603
	Delta P.L.C.	500,743	1,027,172
	DS Smith P.L.C.	1,637,788	5,128,627
	Dyson Group P.L.C.	127,757	302,275
	Elementis P.L.C.	1,911,621	2,910,877
	Ennstone P.L.C.	1,940,949	1,144,207
	Filtrona P.L.C.	724,553	2,713,423
	Foseco P.L.C.	145,540	834,376
	Hill & Smith Holdings P.L.C.	280,223	1,829,247
	Inmarsat P.L.C.	48,827	476,878
*	Inveresk P.L.C.	125,000	22,407
	Macfarlane Group P.L.C.	378,287	191,621
	Marshalls P.L.C.	670,307	3,538,373
	Opsec Security Group P.L.C.	117,822	126,287
	Porvair P.L.C.	158,128	326,052
	RPC Group P.L.C.	402,719	1,588,415
*	Scapa Group P.L.C.	456,918	267,348
	Treatt P.L.C.	14,957	72,973
	Victrex P.L.C.	314,861	4,638,672
	Yule Catto & Co. P.L.C.	540,291	1,818,251
	Zotefoams P.L.C.	96,852	193,677
Total Materials			36,195,413

Telecommunication Services — (0.7%)
*	Colt Telecom Group SA	922,827	3,001,019
	Kcom Group P.L.C.	1,880,740	1,623,461

10

*	Redstone P.L.C.	125,910	$145,373
	Telecom Plus P.L.C.	294,204	1,369,331
*	THUS Group P.L.C.	600,824	1,401,052
# *	Vanco P.L.C.	232,704	383,537
	Total Telecommunication Services		7,923,773

	Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	240,310
	Hydro International P.L.C.	27,669	94,643
	Northumbrian Water Group P.L.C.	927,166	6,425,847
	Pennon Group P.L.C.	24,633	311,888
	Total Utilities		7,072,688

	TOTAL COMMON STOCKS		1,048,616,916

	PREFERRED STOCKS — (0.0%)
	Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	1,474	3,236

	RIGHTS/WARRANTS — (0.0%)
*	Phytopharm P.L.C. Sub Shares Rights 03/20/08	73,044	3,266
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		3,266

		Face Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $705,000 FNMA 5.15%(r), 09/01/37, valued at $462,984) to be repurchased at $681,167	$681	681,000

	SECURITIES LENDING COLLATERAL — (3.8%)
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $68,964,952 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/21 to 12/01/37; FNMA 5.786%(r), 01/01/17 & 6.478%(r), 08/01/27; & GNMA 7.000%, 09/15/36 to 11/15/37, valued at $42,546,202) to be repurchased at $41,723,016	41,712	41,711,962

	TOTAL INVESTMENTS - (100.0%)
	(Cost $883,865,314) ##		$1,091,016,380

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,623,563
Level 2 – Other Significant Observable Inputs	1,087,392,817
Level 3 – Significant Unobservable Inputs	—
Total	$1,091,016,380

11

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
	Agrana Beteiligungs AG	17,295	$1,893,241
	Andritz AG	107,548	6,019,739
	Austria Email AG	715	5,304
* #	Austrian Airlines AG	133,921	1,045,645
	BKS Bank AG	520	89,601
* #	BWIN Interactive Entertainment AG	81,529	2,440,824
	BWT AG	28,425	1,317,231
*	CA Immobilien Anlagen AG	134,542	2,953,363
*	Christ Water Techology AG	24,819	430,681
	Constantia Packaging AG	35,136	2,580,505
*	Conwert Immobilien Invest AG	48,984	786,170
	Eybl International AG	3,191	33,062
	Flughafen Wien AG	41,141	4,704,226
	Frauenthal Holding AG	12,084	334,312
*	Intercell AG	101,691	3,869,964
*	Josef Manner & Co. AG	870	69,341
	Lenzing AG	5,108	2,801,514
	Mayr-Melnhof Karton AG	27,096	2,757,358
	Oberbank AG	12,269	2,699,445
	Palfinger AG	47,348	1,595,476
*	RHI AG	96,015	3,895,943
	Rosenbauer International AG	11,816	535,193
*	S&T System Integration & Technology Distribution AG	6,404	361,452
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,912,344
*	Sparkassen Immobilien AG	58,185	615,271
	UBM Realitaetenentwicklung AG	1,440	109,769
#	Uniqa Versicherungen AG	172,834	4,437,270
	Wolford AG	8,054	339,360
*	Zumtobel AG	17,468	494,576

TOTAL — AUSTRIA			52,128,180

BELGIUM — (3.5%)
COMMON STOCKS — (3.5%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	8,650,111
	Agfa Gevaert NV	216,285	2,086,543
	Banque Nationale de Belgique	980	4,347,064
	Barco NV	54,729	3,971,947
	Bekaert SA	58,440	7,696,667
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	266,244
	Cofinimmo SA	3,921	804,179
*	Compagnie du Bois Sauvage SA	87	29
#	Compagnie d’Entreprises CFE	41,600	3,826,840

1

	Compagnie Immobiliere de Belgique SA	10,849	$627,220
	Compagnie Maritime Belge SA	63,197	4,693,770
#	Deceuninck NV	63,700	1,343,233
	Dolmen Computer Applications NV	18,960	406,707
	D’Ieteren NV SA	13,235	4,686,760
#	Duvel Moorgat SA	9,169	611,167
	Econocom Group SA	67,440	754,812
#	Elia System Operator SA NV	115,749	5,089,692
#	Euronav SA	89,385	3,460,718
	EVS Broadcast Equipment SA	5,500	565,339
	Exmar NV	78,816	1,999,618
	Floridienne SA	2,033	356,461
*	Henex	7,487	505,802
*	ICOS Vision Systems NV	35,433	1,909,137
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	485,056
* #	Innogenetics NV	75,886	521,452
*	Integrated Production & Test Engineering NV	9,275	132,867
* #	International Brachtherapy SA	35,773	203,110
*	Ion Beam Application	69,021	1,479,142
	Jensen-Group NV	14,485	191,121
	Kinepolis	16,788	724,949
	Lotus Bakeries SA	1,401	489,654
#	Melexis NV	88,696	1,440,409
#	Omega Pharma SA	85,933	4,078,563
* #	Option NV	114,120	930,084
	Picanol	16,620	382,780
#	Recticel SA	52,387	729,600
*	Resilux	4,095	216,348
	Rosier SA	655	306,702
	Roularta Media Group NV	17,839	1,256,820
	Sapec SA	3,635	589,643
*	SAPEC SA	75	267
	Sioen Industries NV	52,140	723,704
	Sipef NV	2,481	1,685,370
*	Spector Photo Group SA	81,828	132,085
*	Systemat-Datarelay SA	26,232	200,992
*	Telenet Group Holding NV	45,892	974,660
	Ter Beke NV	2,281	181,668
	Tessenderlo Chemie NV	92,963	4,129,584
	Unibra SA	1,600	242,464
	Van De Velde NV	28,456	1,387,958
	VPK Packaging Group SA	13,446	686,114
	Warehouses De Pauw SCA	5,753	394,313
* #	Zenitel VVPR	28,851	83,811
TOTAL COMMON STOCKS			83,641,350

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Zenitel VVPR Contingent Rights	8,654	131
TOTAL RIGHTS/WARRANTS			131

TOTAL — BELGIUM			83,641,481

2

DENMARK — (2.7%)
COMMON STOCKS — (2.7%)
* #	Aarhus Lokalbank A.S.	8,030	$277,178
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	557,430
#	Aktieselskabet Roskilde Bank A.S.	32,685	1,728,465
#	Aktieselskabet Skjern Bank A.S.	3,276	303,546
	Alk-Abello A.S.	14,295	1,590,158
*	Alm. Brand A.S.	28,360	1,592,223
	Amagerbanken A.S.	32,195	1,248,072
	Ambu A.S.	22,100	364,790
	Arkil Holdings A.S. Series B	780	173,489
#	Auriga Industries A.S. Series B	35,850	798,141
#	Bang & Olufsen Holding A.S. Series B	31,337	2,113,818
* #	Bavarian Nordic A.S.	17,626	1,002,392
#	Biomar Holding A.S.	22,198	817,924
#	BoConcept Holding A.S.	5,650	381,123
	Bonusbanken A.S.	69,455	372,493
*	Brodrene Hartmann A.S. Series B	5,865	152,910
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	189,944
* #	Capinordic A.S.	216,300	677,381
	D/S Norden A.S.	12,775	1,392,389
	Dalhoff, Larson & Horneman A.S. Series B	32,000	503,534
*	Danionics A.S. Series A	32,000	69,149
* #	Dantherm Holding A.S.	13,100	321,666
#	Danware A.S.	7,085	103,065
	DFDS A.S.	11,910	1,705,356
	DiBa Bank A.S.	11,660	711,465
#	Djursland Bank A.S.	4,485	685,581
	East Asiatic Co., Ltd. A.S.	50,573	3,946,837
*	EDB Gruppen A.S.	5,780	158,429
	F.E. Bording A.S.	600	83,866
#	Fionia Bank A.S.	6,516	1,734,546
#	Fluegger A.S. Series B	4,198	435,523
#	Forstaedernes Bank A.S.	65,613	1,677,857
*	GPV Industi A.S.	2,200	93,694
*	Gronlandsbanken	768	113,798
	H&H International A.S. Series B	1,920	490,350
	Harboes Bryggeri A.S.	10,250	258,947
	Hedegaard A.S.	1,560	141,566
*	Hojgaard Holding A.S. Series B	2,750	97,468
#	IC Companys A.S.	33,305	1,344,155
*	Incentive A.S.	3,575	13,478
	ITH Industri Invest A.S.	72,000	147,853
	Lan & Spar Bank S.A.	5,150	442,300
*	Lastas A.S. Series B	11,200	362,684
	Lollands Bank A.S.	750	55,874
* #	Maconomy Corp. A.S.	63,000	255,291
#	Mols-Linien A.S.	5,700	1,045,349
* #	NeuroSearch A.S.	43,254	2,689,565
	NKT Holding A.S.	44,540	3,313,696
	Nordjyske Bank A.S.	17,600	529,838
#	Norresundby Bank A.S.	735	544,693
	Ostjydsk Bank A.S.	2,554	458,884
* #	Parken Sport & Entertainment A.S.	8,474	2,035,515
	Per Aarsleff A.S. Series B	6,145	948,500
*	Pharmexa A.S.	142,740	115,780

3

#	Ringkjoebing Landbobank Aktieselskab	15,330	$2,113,804
	Roblon A.S. Series B	540	101,855
#	Royal Unibrew A.S.	12,690	1,445,003
*	RTX Telecom A.S.	14,000	107,621
	Salling Bank A.S.	910	164,950
	Sanistal A.S. Series B	4,436	456,005
#	Satair A.S.	8,525	465,611
#	Schouw & Co.	25,435	2,117,531
	SimCorp A.S.	16,940	3,483,463
	Sjaelso Gruppen A.S.	68,030	1,700,575
	SKAKO Industries A.S.	5,130	167,564
#	Skandinavian Brake Systems A.S.	1,925	103,717
	Sondagsavisen A.S.	36,665	204,606
	Spar Nord Bank A.S.	118,769	2,529,103
	Sparbank	10,930	641,210
#	Sparekassen Faaborg A.S.	2,027	751,974
	Sydbank A.S.	61,411	2,224,776
	Thrane & Thrane A.S.	8,858	536,878
#	Tivoli A.S.	997	764,716
*	TK Development A.S.	91,456	1,195,179
* #	TopoTarget A.S.	151,600	365,575
	Vestfyns Bank A.S.	680	127,128
	Vestjysk Bank A.S.	29,755	1,215,835

TOTAL — DENMARK			66,354,697

FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
	Alandsbanken AB Series B	18,190	759,164
*	Aldata Solutions Oyj	194,535	336,256
#	Alma Media	286,800	4,345,534
	Amanda Capital Oyj	67,120	389,168
#	Amer Sports Oyj Series A	316,440	6,609,544
	Aspo Oyj	70,175	696,507
	BasWare Oyj	34,550	413,458
*	Biohit Oyj	7,900	19,915
*	Biotie Therapies Corp.	265,590	322,190
* #	Cargotec Oyj Series B	52,371	2,586,472
#	Componenta Oyj	34,400	446,048
#	Comptel P.L.C.	334,565	728,721
	Cramo Oyj	107,300	2,503,532
#	Efore Oyj	129,540	195,075
#	Elcoteq SE	66,810	401,716
	Elektrobit Corp.	401,120	989,344
	Etteplan Oyj	62,600	470,253
#	Finnair Oyj	164,950	2,022,170
#	Finnlines Oyj	110,260	2,271,396
	Fiskars Oyj Abp Series A	185,921	3,651,890
#	F-Secure Oyj	447,078	1,688,062
*	GeoSentric Oyj	225,900	27,461
	Glaston Oyj Abp	131,940	633,833
#	HKScan Oyj Series A	74,560	941,079
*	Honkarakenne Oyj Series B	7,507	55,050
	Huhtamaki Oyj	348,750	3,643,976
	Ilkka-Yhtyma Oyj	35,460	617,206

4

	Ixonos P.L.C.	26,100	$184,772
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	111,572
	KCI Konecranes Oyj	251,100	9,116,836
	Kemira Oyj	256,300	3,818,715
	Laennen Tehtaat Oyj	18,920	415,555
	Lassila & Tikanoja Oyj	121,476	3,420,092
	Lemminkainen Oyj	52,700	2,849,373
	Martela Oyj	1,060	13,548
#	M-Real Oyj Series B	775,393	2,617,961
	Neomarkka Oyj	16,652	217,478
	Nokian Renkaat Oyj	377,280	15,511,074
	Nordic Aluminium Oyj	10,440	436,014
*	Okmetic Oyj	54,904	205,223
	OKO Bank P.L.C. Class A	229,968	4,015,317
#	Olvi Oyj Series A	32,290	1,173,672
	Oriola-KD Oyj Class A	26,000	111,697
	Oriola-KD Oyj Class B	16,000	68,211
	Orion Oyj Series A	78,642	1,702,030
	Orion Oyj Series B	251,321	5,369,255
	PKC Group Oyj	48,390	523,980
	Ponsse Oyj	82,280	1,807,228
	Poyry Oyj	186,140	4,570,329
#	Raisio P.L.C.	476,433	1,059,634
	Ramirent Oyj	308,660	5,343,867
	Rapala VMC Oyj	116,640	925,871
	Raute Oyj Series A	10,390	225,383
#	Rocla Oyj	12,300	186,230
	Scanfil Oyj	123,479	370,263
	Sponda Oyj	159,511	2,053,449
*	SSH Communications Oyj	88,050	206,769
	Stockmann Oyj Abp Series A	45,225	2,124,706
	Stockmann Oyj Abp Series B	102,904	4,684,370
*	Stonesoft Oyj	107,212	42,160
#	Suominen Oyj	17,955	47,716
	SYSOPENDIGIA P.L.C.	55,020	262,976
	Talentum Oyj	133,500	590,332
	Tecnomen Oyj	196,570	326,333
#	Teleste Oyi	53,559	574,609
	TietoEnator Oyj	285,929	5,367,248
	Tiimari P.L.C.	18,880	120,041
* #	Trainers’ House P.L.C.	107,200	201,155
	Tulikivi Oyj	79,440	185,560
	Turkistuottajat Oyj	8,490	111,678
#	Uponor Oyj Series A	212,400	5,547,703
	Vacon Oyj	44,337	1,782,719
#	Vaisala Oyj Series A	40,300	1,749,092
	Viking Line AB	10,710	617,190
	YIT Oyj	151,498	3,763,634

TOTAL — FINLAND			134,495,640

FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
*	Actielec Technologies	26,862	97,224
	Akka Technologies SA	5,500	95,926

5

	Ales Groupe SA	33,613	$938,935
*	Alten	62,436	1,958,384
* #	Altran Technologies SA	322,216	2,375,445
	April Group SA	72,959	4,609,055
* #	Archos	22,331	340,431
*	Arkema	29,980	1,705,061
#	Assystem	47,658	667,434
*	Atos Origin SA	54,918	2,959,374
	Aubay	28,405	242,742
	Audika SA	22,509	988,442
*	Avanquest Software	19,360	184,348
*	Axorys SA	11,700	12,789
* #	Baccarat SA	1,090	437,434
	Banque Tarneaud SA	1,430	281,614
	Beneteau SA	182,095	4,553,340
*	Bigben Interactive	7,762	56,425
	bioMerieux	14,590	1,667,184
	Boiron SA	22,509	538,145
	Boizel Chanoine Champagne SA	6,304	766,429
	Bonduelle SCA	13,165	1,579,487
	Bongrain SA	15,098	1,664,077
#	Bourbon SA	151,879	8,692,363
*	Bull SA	298,028	1,301,652
	Burelle SA	4,030	832,881
#	Cafom SA	5,092	143,307
#	Canal Plus SA	280,788	2,929,415
	Carbone Lorraine SA	56,469	2,348,607
	CBo Territoria	28,320	148,633
#	Cegedim SA	11,509	952,814
	Cegid Group	22,866	884,016
*	Cesar SA	14,219	64,431
#	Clarins SA	44,302	3,109,545
* #	Club Mediterranee SA	46,578	2,186,953
	Compagnie Industrielle et Financiere D’Entreprises	300	110,881
*	Compagnie International Andre Trigano SA	983	88,706
*	CS Communication & Systemes	7,938	257,109
	Cybergun	6,818	58,569
	Damartex SA	22,900	638,765
*	Dane-Elec Memory SA	65,202	128,241
	Delachaux SA	28,440	2,281,585
* #	Derichebourg	627,328	4,737,451
*	Dollfus Mieg & Cie SA	54,239	90,948
*	Dynaction SA	10,660	124,762
#	Electricite de Strasbourg	23,384	4,432,114
	Esso Ste Anonyme Francaise	7,498	1,738,276
#	Establissements Maurel et Prom	304,876	5,860,371
	Etam Developpement SA	23,815	838,436
* #	Euro Disney S.C.A.	49,814	564,520
*	Exel Industries SA	5,582	764,693
	Explosifs et de Produits Chimiques	524	321,038
* #	Faurecia SA	60,033	3,067,147
#	Fimalac SA	23,546	1,352,575
	Finuchem SA	18,510	246,635
	Fleury Michon SA	4,694	277,435
	Francois Freres (Tonnellerie) SA	3,839	215,798

6

	Gascogne SA	7,112	$672,293
	Gaumont SA	14,607	1,303,195
* #	GECI International	63,334	346,532
*	Geci International I07 Shares	10,786	5,240
	Geodis SA	17,364	2,245,370
	Gevelot SA	3,584	309,048
	GFI Informatique SA	126,539	838,736
*	Gifi	7,579	630,174
	Ginger (Groupe Ingenierie Europe)	10,357	219,259
	GL Events	38,586	1,922,672
	GPe Pizzorno	5,200	135,258
	Grands Moulins de Strasbourg	110	83,266
*	Groupe Ares	21,994	76,541
#	Groupe Crit	24,673	684,059
	Groupe Flo SA	22,019	234,346
* #	Groupe Go Sport SA	2,740	203,867
	Groupe Guillin SA	1,200	94,731
*	Groupe Open	27,590	469,855
#	Groupe Steria SCA	51,952	1,549,454
	Guerbet SA	5,997	969,927
	Guyenne et Gascogne SA	26,000	3,803,256
#	Haulotte Group SA	57,491	1,211,724
#	Havas SA	1,200,777	5,581,909
	Idsud	2,227	125,960
	IMS International Metal Service SA	51,946	1,911,751
* #	Infogrames Entertainment SA	2,249,212	512,193
#	Ingenico SA	87,639	2,319,123
*	Ipsen SA	15,549	941,320
	Ipsos SA	80,658	2,284,254
	Lafuma SA	6,384	344,929
	Laurent-Perrier	12,172	1,836,448
#	Lectra	85,992	534,712
	Lisi SA	16,534	1,519,152
* #	LVL Medical Groupe SA	24,346	682,024
	M6 Metropole Television	59,022	1,391,353
	Maisons Franc	12,826	644,850
	Manitou BF SA	48,280	1,608,339
	Manutan International SA	13,920	1,057,633
	MGI Coutier SA	2,753	94,115
*	MoneyLine SA	11	—
	Montupet SA	32,450	442,342
	Mr. Bricolage SA	23,846	598,754
#	Naturex	6,954	271,995
	Neopost SA	5,221	541,931
	Nexans SA	79,436	8,672,815
	Nexity	82,640	3,443,843
	Norbert Dentressangle	12,697	1,065,778
#	NRJ Group	177,024	1,754,877
	Oberthur Card Systems SA	125,527	946,892
*	Oeneo	102,487	285,949
	Orco Property Group	23,394	2,384,568
*	Orpea	100,822	6,257,729
* #	Osiatis	1,400	8,019
	Paris Orleans et Cie SA	2,660	103,769
	Passat SA	8,835	53,535

7

	Pierre & Vacances	16,031	$1,670,844
	Plastic Omnium SA	30,846	1,379,511
	Plastivaloire SA	4,552	138,177
	PSB Industries SA	8,438	377,744
	Radiall SA	5,387	646,294
	Rallye SA	79,415	4,680,626
*	Recylex SA	35,449	795,513
	Remy Cointreau SA	75,348	4,733,899
*	Rhodia SA	201,262	4,996,336
	Robertet SA	3,167	408,613
*	Rodriguez Group SA	27,733	632,501
	Rougier SA	6,120	568,237
#	Rubis SA	31,132	2,655,121
*	S.T. Dupont SA	39,440	16,653
	Sabeton SA	13,500	266,985
	Saft Groupe SA	42,516	1,739,850
	SAMSE SA	8,800	951,465
	SCOR SE	276,843	6,267,373
	SEB SA	29,333	5,085,818
	Sechilienne SA	52,820	3,653,234
	Securidev SA	2,500	88,622
	Signaux Girod SA	894	100,425
*	Smoby SA	1,172	49,819
	Societe BIC SA	87,318	5,520,981
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,130,701
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,159,063
#	Societe Industrielle D’Aviations Latecoere SA	21,731	499,901
	Societe Marseillaise du Tunnel Prado Carenage	11,588	513,138
	Societe Pour l’Informatique Industrielle SA	40,908	290,561
* #	Soitec SA	231,215	1,432,239
*	Solving International SA	13,265	66,195
	Somfy SA	22,500	5,092,367
	Sopra Group SA	23,668	1,640,004
	Sperian Protection	18,169	1,746,454
	Spir Communication SA	7,977	699,402
#	Stallergenes SA	33,674	2,198,134
	STEF-TFE	29,698	1,957,195
	Sucriere de Pithiviers Le Vieil	1,825	1,479,972
*	Sylis SA	23,228	104,237
#	Synergie SA	33,924	905,220
	Teleperformance SA	132,531	4,184,042
	Tessi SA	5,050	237,467
* #	Theolia SA	88,858	2,409,961
*	Thomson	36,984	284,106
	Tipiak SA	518	58,061
	Toupargel Groupe	21,016	685,589
#	Trigano SA	59,181	2,326,108
*	UbiSoft Entertainment SA	100,941	8,483,831
#	Union Financiere de France Banque SA	16,369	968,760
	Valeo SA	86,119	3,257,272
*	Valtech	295,958	187,546
	Viel et Compagnie	162,852	948,383
	Vilmorin et Cie SA	19,383	3,267,338
	Virbac SA	16,735	1,556,802
	VM Materiaux SA	6,521	627,129

8

	Vranken Pommery Monopole	9,879	$801,779
	Zodiac SA	109,073	5,675,611
TOTAL COMMON STOCKS			256,041,270

RIGHTS/WARRANTS — (0.0%)
*	Akka Technologies SA Rights	5,500	84
*	Ales Groupe SA Warrants 03/23/09	316	2,926
*	Bigben Interactive Warrants 12/31/08	2,100	988
*	Cybergun Warrants Series A 01/31/08	1,136	310
*	Cybergun Warrants Series B 07/15/10	1,136	52
*	Groupe Ares Warrants 12/18/08	4,713	10,733
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Steria SCA Rights 11/28/07	50,742	7,703
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	9,453
TOTAL RIGHTS/WARRANTS			32,249

TOTAL — FRANCE			256,073,519

GERMANY — (13.2%)
COMMON STOCKS — (13.2%)
*	313 Music JWP AG	20,515	31,755
*	3U Holding AG	117,766	110,547
	A.S. Creation Tapeton AG	6,853	352,774
* #	AAP Implantate AG	47,250	154,123
#	Aareal Bank AG	119,547	4,065,893
	ADCapital AG	33,040	587,852
* #	Adlink Internet Media AG	71,772	1,698,133
* #	ADVA AG Optical Networking	96,672	287,653
	Agrob AG	5,800	123,430
*	Aixtron AG	266,763	3,531,283
*	Allbecon AG	21,017	220,952
	Altana AG	199,681	4,651,373
	Amadeus Fire AG	16,192	330,849
	Andreae-Noris Zahn AG	27,200	1,491,883
*	Artnet AG	16,292	242,040
*	Augusta Technologie AG	27,184	619,783
#	AWD Holding AG	99,539	4,506,704
	Baader Wertpapierhandelsbank AG	142,376	903,380
* #	Balda AG	155,088	1,388,879
*	Basler AG	8,861	94,480
#	Beate Uhse AG	56,241	113,558
	Bechtle AG	40,189	1,213,088
	Bertrandt AG	23,282	855,559
*	Beta Systems Software AG	8,550	71,925
	BHS Tabletop AG	2,800	56,239
	Bilfinger Berger AG	134,277	10,660,464
*	Biolitec AG	26,843	440,576
	Biotest AG	22,203	1,128,448
* #	BKN International AG	35,508	156,480
* #	BMP AG	50,479	127,723
	Boewe Systec AG	15,333	527,766
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	437,696
*	Business Media China AG	15,212	445,325
*	CEAG AG	20,670	273,015

9

	Cenit AG	18,394	$190,082
* #	CENTROTEC Sustainable AG	42,280	736,158
#	Cewe Color Holding AG	13,917	490,420
* #	ComBOTS AG	58,253	895,424
	Comdirect Bank AG	135,842	1,673,319
	Computerlinks AG	16,965	316,547
*	Condomi AG	1,800	—
#	Conergy AG	94,598	2,071,636
	CTS Eventim AG	53,393	2,089,857
	Curanum AG	83,165	772,444
*	D. Logistics AG	113,203	237,461
*	D+S europe AG	77,965	1,121,533
#	DAB Bank AG	133,926	1,173,065
	Data Modul AG	10,414	253,022
*	DEAG Deutsche Entertainment AG	51,845	130,808
#	Deutsche Euroshop AG	87,386	3,343,317
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	46,669
	Deutsche Wohnen AG	69,977	2,310,700
* #	Deutz AG	257,064	2,686,325
	Dierig Holding AG	10,500	121,375
#	Douglas Holding AG	103,337	5,483,775
#	Dr. Hoenle AG	14,858	203,018
*	Drillisch AG	92,184	665,967
* #	Duerr AG	38,845	1,439,226
	DVB Bank AG	15,627	6,636,513
*	Easy Software AG	13,167	87,273
	Eckert and Ziegler AG	6,103	87,815
	Elexis AG	32,938	797,220
* #	Elmos Semiconductor AG	34,592	279,910
#	ElreingKlinger AG	6,000	625,392
* #	EM. Sports Media AG	160,173	681,391
	Energiekontor AG	38,401	202,618
	Epcos AG	233,608	3,278,929
	Erlus AG	297	159,993
* #	Escada AG	40,309	786,126
	Euwax AG	18,514	1,418,018
* #	Evotec AG	196,039	553,929
	Fielmann AG	58,362	3,436,084
* #	FJA AG	77,417	265,004
	Fortec Elektronik AG	7,433	67,624
#	Freenet AG	231,964	4,450,352
	Fuchs Petrolub AG	30,747	2,769,187
	GBWAG Bayerische Wohnungs AG	20,298	505,370
	Gerry Weber International AG	49,579	1,537,420
	Gesco AG	9,455	630,297
	GFK AG	77,709	3,075,491
* #	GFT Technologies AG	66,050	285,158
* #	GPC Biotech AG	106,084	394,708
*	Grammer AG	831	22,801
	Grenkeleasing AG	32,424	1,177,114
	Grundstuecks & Baugesellschaft AG	3,567	327,335
	Hamborner AG	63,000	832,570
*	Hansa Group AG	146,815	333,488
	Hawesko Holding AG	20,044	590,229
	Heidelberger Druckmaschinen AG	158,748	3,877,019

10

*	Hoeft & Wessel AG	20,622	$134,007
	Hyrican Informations Systeme AG	11,943	215,228
*	IFA Hotel & Touristik AG	7,000	89,287
* #	IKB Deutsche Industriebank AG	21,843	189,561
	Indus Holding AG	41,345	1,298,243
	Innovation in Traffic Systems AG	23,949	268,999
*	Integralis AG	34,269	260,028
	INTERSEROH AG	22,803	1,727,074
* #	Intershop Communications AG	58,426	261,294
#	Isra Vision Systems AG	10,917	176,775
	IVG Immobilien AG	16,201	568,068
* #	IVU Traffic Technologies AG	40,338	64,288
* #	Jenoptik AG	157,826	1,153,304
	K&S AG	7,406	2,154,944
*	Kampa AG	28,404	167,106
	KERAMAG Keramische Werke AG	13,000	1,397,550
	Kontron AG	181,781	2,842,389
	Krones AG	69,935	5,408,574
	KSB AG	4,521	3,096,682
*	Kuka AG	85,711	2,761,203
	KWS Saat AG	24,461	5,382,933
	Lanxess AG	83,556	3,185,578
	Leifheit AG	12,500	259,029
	Leoni AG	115,861	4,823,232
*	Loewe AG	25,187	423,848
#	LPKF Laser & Electronics AG	28,874	180,777
	MasterFlex AG	10,531	258,709
*	Maxdata Computer AG	32,897	81,905
*	Mediclin AG	79,703	298,878
* #	Medigene AG	90,111	587,542
* #	Medion AG	84,110	2,159,513
	Mensch und Maschine Software AG	27,532	216,925
#	MLP AG	220,135	3,106,606
*	Mologen AG	22,062	215,657
*	Morphosys AG	19,723	1,268,366
	MTU Aero Engines Holding AG	168,097	8,532,485
	Muehlabauer Holdings AG & Co. KGAA	15,349	430,203
#	MVV Energie AG	140,767	6,797,867
	Nemetschek AG	23,340	699,352
*	Net AG Infrastructure, Software & Solutions	72,185	108,184
*	Nexus AG	37,949	178,084
#	Norddeutsche Affinerie AG	155,196	6,268,266
	Norddeutsche Steingut AG	370	3,817
* #	Nordex AG	87,845	3,152,415
	OHB Technology AG	37,069	638,285
	Oldenburgische Landesbank AG	4,234	322,995
	P&I Personal & Informatik AG	17,889	461,085
*	Paion AG	51,500	140,150
#	Paragon AG	22,134	280,774
	PC-Ware AG	15,184	277,627
	Pfeiffer Vacuum Technology AG	31,639	2,771,299
#	Pfleiderer AG	171,935	3,818,688
*	Pironet NDH AG	36,682	172,389
*	Pixelpark AG	89,712	98,456
*	Plambeck Neue Energien AG	148,115	583,957

11

*	Plasmaselect AG	33,000	$65,572
*	Premiere AG	314,084	6,725,742
#	Progress-Werk Oberkirch AG	6,250	311,535
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	283,527
*	Pulsion Medical Systems AG	26,674	213,661
* #	PVATepla AG	51,882	577,505
* #	QIAGEN NV	521,102	11,553,033
* #	QSC AG	295,921	976,558
	R. Stahl AG	14,839	688,188
#	Rational AG	15,083	2,930,067
#	REALTECH AG	13,541	258,425
	Renk AG	19,400	1,762,284
*	REpower Systems AG	21,093	4,758,185
	Rheinmetall AG	110,565	7,726,952
	Rhoen-Klinikum AG	293,208	8,450,064
	Ruecker AG	21,675	262,037
*	S.A.G. Solarstrom AG	47,672	180,171
	Sartorius AG	32,181	1,222,647
	Schlott Sebaldus AG	15,429	353,833
*	Secunet Security AG	16,078	108,220
	Sektkellerei Schloss Wachenheim AG	15,120	165,702
*	Senator Entertainment AG	980	2,377
*	SGL Carbon AG	224,335	12,450,053
	Silicon Sensor International AG	12,195	187,023
* #	Singulus Technologies AG	112,455	1,618,904
	Sinner AG	2,660	86,823
	Sixt AG	38,312	1,561,741
	SM Wirtschaftsberatungs AG	18,841	371,281
	Software AG	72,145	5,229,551
* #	Solar Millennium AG	35,500	1,360,614
* #	Solon AG fuer Solartechnik	18,988	1,367,808
	Stada Arzneimittel AG	178,386	12,498,625
	STINAG Stuttgarter Invest AG	36,048	1,514,771
*	Stoehr & Co. AG	16,000	89,874
#	Strabag AG	10,386	3,686,524
	Stratec Biomedical Systems AG	27,297	650,829
	Sued-Chemie AG	29,146	3,716,751
#	Suedzucker AG	35,773	788,639
*	Suess Microtec AG	59,969	401,684
	Syskoplan AG	9,363	108,838
*	Syzygy AG	30,656	143,534
#	Takkt AG	146,687	2,533,014
*	TDS Informationstechnologie AG	89,063	506,287
	Technotrans AG	21,735	466,332
	Telegate AG	20,500	379,868
#	Teles AG	41,582	148,097
	Textilgruppe Hof AG	12,170	143,092
* #	Tomorrow Focus AG	101,081	492,306
*	TRIA IT-solutions AG	905	685
	Umweltbank AG	17,805	423,070
	United Internet AG	125,696	2,379,454
#	Utimaco Safeware AG	35,121	552,408
	VBH Holding AG	9,415	76,348
#	Vivacon AG	60,307	1,387,415
	Vossloh AG	34,930	4,820,961

12

	Wanderer-Werke AG	7,903	$196,801
*	Washtec AG	54,420	799,675
	Westag & Getalit AG	7,000	163,714
	Wincor Nixdorf AG	115,500	9,183,937
*	Wirecard AG	210,816	3,591,980
	Wuerttembergische Lebensversicherung AG	28,123	1,286,602
	Wuerttembergische Metallwarenfabrik AG	30,330	1,492,728
* #	Zapf Creation AG	29,235	144,929
TOTAL COMMON STOCKS			321,526,489

RIGHTS/WARRANTS — (0.0%)
*	Beate Ushe AG Rights 03/03/08	56,241	7,684
*	Solar Millennium AG Rights 03/04/08	35,500	40,421
TOTAL RIGHTS/WARRANTS			48,105

TOTAL — GERMANY			321,574,594

GREECE — (3.9%)
COMMON STOCKS — (3.9%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	208,931
*	Aegek S.A.	437,330	242,662
*	Agricultural Insurance S.A.	59,277	265,254
*	Alapis Holdings Industrial & Commercial S.A.	1,851,478	5,983,168
*	Alco Hellas ABEE S.A.	103,281	165,623
*	Alfa Alfa Energy S.A.	3,810	8,040
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,217,524
	Allatini Industrial & Commercial Co. S.A.	34,470	91,531
*	Alte Technical Co.	85,048	10,329
*	Altec S.A. Information & Communication Systems	80,278	187,758
	Alumil Milonas Aluminum Industry S.A.	52,886	315,764
*	Alysida S.A.	2,376	7,182
	Anek Lines S.A.	639,521	2,016,938
	AS Co. S.A.	47,540	127,903
	Aspis Bank S.A.	228,007	959,064
*	Aspis Pronia General Insurance S.A.	165,110	228,620
*	Astir Palace Hotels S.A.	98,660	827,906
	Athens Medical Center S.A.	150,874	805,625
*	Atlantic Supermarkets S.A.	35,080	96,021
	Attica Publications S.A.	16,674	104,143
	Atti-Kat S.A.	196,084	234,726
	Autohellas S.A.	83,520	666,064
*	Babis Vovos International Construction S.A.	61,592	1,889,293
*	Balafas S.A.	15,200	4,384
*	Balkan Export S.A.	41,970	178,269
*	Bank of Attica S.A.	202,121	1,035,178
	Bank of Greece	60,332	8,293,043
	Benrubi S.A.	27,741	198,306
	Bitros Holdings S.A.	38,892	139,351
	Byte Computers S.A.	22,730	73,920
	C. Rokas S.A.	44,569	1,068,268
	Centric Multimedia SA	51,942	127,112
	Crown Hellas Can S.A.	30,452	360,103
*	Cyclon Hellas S.A	62,191	95,915

13

	Daios Plastics S.A.	16,350	$258,402
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	770,869
	Dromeas S.A.	10,400	12,196
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	105,283
	EL. D. Mouzakis S.A.	40,703	111,334
*	Elbisco Holding S.A.	67,200	109,389
	Elektrak S.A.	36,580	228,908
	Elektroniki Athinon S.A.	34,490	370,642
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	151,960
	Elton Chemicals S.A.	53,834	80,817
*	Empedos S.A.	15,974	1,940
	ETEM S.A.	72,082	193,294
*	Etma Rayon S.A.	11,242	24,064
*	Euro Reliance General Insurance Co. S.A.	55,110	224,946
*	Eurodrip S.A.	83,040	100,625
	Euromedica S.A.	64,900	886,183
*	European Technical S.A.	32,750	11,435
	Everest S.A.	68,950	301,654
	F.G. Europe SA	4,536	14,958
*	Forthnet S.A.	115,475	1,572,384
	Fourlis Holdings S.A.	131,115	3,857,422
	Frigoglass S.A.	88,060	2,770,711
	GEK Group of Cos S.A.	155,884	1,827,497
	General Commercial S.A.	64,410	80,261
*	Geniki Bank	241,630	1,662,251
*	Greek Postal Savings Bank	68,642	1,030,559
	Halkor S.A.	226,556	895,728
*	Hatzioannou Holdings S.A.	157,062	260,218
	Hellenic Cables S.A.	65,236	407,914
	Hellenic Duty Free Shops S.A.	101,270	1,737,317
*	Hellenic Sugar Industry S.A.	87,664	541,002
	Hellenic Technodomiki Tev S.A.	506,350	6,201,641
	Heracles General Cement Co. S.A.	93,293	2,317,096
*	Hippotour S.A.	13,891	12,330
	Iaso S.A.	175,950	2,535,829
	Inform P. Lykos S.A.	35,570	181,553
*	Informatics S.A.	3,778	1,778
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,164,104
*	Intracom Technical & Steel Constructions S.A.	105,050	143,184
*	Ionian Hotel Enterprises S.A.	16,914	410,319
*	Ipirotiki Software & Publications S.A.	22,110	65,118
	J&P-Avax S.A.	163,746	1,266,578
*	Karatzis S.A.	28,610	75,734
	Karelia Tobacco Co., Inc. S.A.	5,810	465,713
	Kathimerini Publishing S.A.	47,170	421,363
	Katselis Sons S.A. Bread Industry	41,545	113,550
	Kego S.A.	32,045	92,916
*	Kekrops S.A.	6,444	120,695
*	Keramia-Allatini	10,368	11,284
	Lambrakis Press S.A.	118,587	488,295
	Lampsa Hotel Co.	50,326	1,295,515
*	Lan-Net S.A.	126,887	56,820

14

	Lavipharm S.A.	96,324	$385,237
*	Loulis Mills S.A.	41,702	178,409
	M.J. Mailis S.A.	154,984	272,040
*	Maritime Company of Lesvos S.A.	299,836	255,155
	Metka S.A.	100,500	2,013,561
	Michaniki S.A.	165,545	1,150,822
	Minoan Lines S.A.	248,689	1,746,969
*	Motodynamic S.A.	5,118	37,746
	Motor Oil (Hellas) Corinth Refineries S.A.	75,315	1,552,562
*	Multirama S.A.	10,990	88,997
	Mytilineos Holdings S.A.	254,516	3,846,461
	Naytemporiki Publishing S.A.	49,480	111,777
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,618,216
*	Neorion New S.A. Holdings	37,500	65,272
	Nexans Hellas S.A.	11,443	80,066
	Nirefs Acquaculture S.A.	143,700	464,216
*	Parnassos Enterprises S.A.	50,700	189,086
*	Pegasus Publishing S.A.	95,510	334,461
	Petropoulos S.A.	8,832	88,510
*	Petzetakis S.A.	49,310	67,849
*	Pilias S.A.	51,791	23,221
	Piraeus Leasing S.A.	5,765	43,163
*	Promota Hellas S.A.	8,860	3,094
	Real Estate Development & Services S.A.	94,497	486,455
*	Rilken S.A.	11,092	97,940
	S&B Industrial Minerals S.A.	56,301	874,409
	Sanyo Hellas S.A.	168,151	201,937
	Sarantis S.A.	77,120	1,392,808
	Sato S.A.	62,978	146,389
*	Selected Textile Industry Assoc. S.A.	87,690	65,699
	Sfakianakis S.A.	91,320	887,993
*	Shelman Hellenic-Swiss Wood S.A.	73,402	134,011
*	Singularlogic S.A.	100,470	346,443
*	Spyroy Agricultural Products S.A.	61,348	173,146
*	Stabilton S.A.	27,530	3,344
*	Technical Olympic S.A.	298,025	343,883
*	Technodomi M.Travlos Brothers S.A.	13,910	4,435
	Teletypos S.A. Mega Channel	72,717	607,723
	Terna Tourist Technical & Maritime S.A.	101,190	1,181,519
*	Themeliodomi S.A.	37,422	21,020
	Thrace Plastics Co. S.A.	109,280	207,165
	Viohalco S.A.	418,755	4,619,380
*	Vioter S.A.	167,883	201,460
*	Vis Container Manufacturing Co.	4,259	14,672

TOTAL — GREECE			93,906,217

IRELAND — (3.2%)
COMMON STOCKS — (3.2%)
	Abbey P.L.C.	86,889	795,049
*	Aminex P.L.C.	440,966	187,404
*	Blackrock International Land P.L.C.	897,420	439,210
	C&C Group P.L.C.	79,857	542,191
*	Datalex P.L.C.	248,822	199,730
	DCC P.L.C.	318,216	7,994,522

15

	Donegal Creameries P.L.C.	26,085	$243,408
*	Dragon Oil P.L.C.	1,481,861	13,141,153
	FBD Holdings P.L.C.	130,021	5,700,003
	Fyffes P.L.C.	1,051,012	1,454,992
	Glanbia P.L.C.	788,830	5,974,320
	Greencore Group P.L.C.	606,995	3,999,052
*	Horizon Technology Group P.L.C.	236,352	152,212
	IAWS Group P.L.C.	361,987	7,309,806
	IFG Group P.L.C.	205,432	540,942
	Independent News & Media P.L.C.	1,004,522	3,018,613
*	IONA Technologies P.L.C.	100,946	360,138
*	Irish Continental Group P.L.C.	93,833	3,553,948
* #	Kenmare Resources P.L.C.	2,265,253	2,150,500
	Kingspan Group P.L.C.	362,142	4,902,928
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	1,509,875
	Paddy Power P.L.C.	185,965	5,936,800
*	Providence Resources P.L.C.	6,258,198	779,936
	Readymix P.L.C.	323,262	758,741
	Total Produce P.L.C.	897,420	777,618
	United Drug P.L.C.	813,952	4,769,296
*	Waterford Wedgwood P.L.C.	7,869,750	201,382
TOTAL COMMON STOCKS			77,393,769

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			77,393,769

ITALY — (7.2%)
COMMON STOCKS — (7.2%)
*	A.S. Roma SpA	293,436	289,324
	ACEA SpA	137,365	2,538,398
#	Acegas-APS SpA	114,287	1,113,385
#	Actelios SpA	343,329	3,237,803
	Aedes SpA	324,161	1,180,546
#	Aeroporto de Firenze SpA	17,918	464,022
#	Amplifon SpA	521,701	2,487,016
#	Astaldi SpA	222,877	1,663,951
	Autogrill SpA, Novara	32,635	521,489
	Azimut Holding SpA	437,146	5,000,635
#	Banca Finnat Euramerica SpA	706,431	840,495
	Banca Ifis SpA	54,527	747,954
#	Banca Intermobiliare SpA	319,984	2,594,335
	Banca Piccolo Credito Valtellinese Scarl SpA	402,950	5,427,614
	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	3,518,654
#	Banca Profilo SpA	253,156	689,078
	Banco di Desio e della Brianza SpA	293,962	3,010,209
	Beghelli SpA	427,981	657,331
	Benetton Group SpA	215,540	2,853,809
#	Beni Stabili SpA, Roma	1,309,500	1,473,091
	Biesse SpA	55,616	1,126,034
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	549,321
	Brembo SpA	145,288	2,184,840

16

	Bulgari SpA	93,919	$1,045,682
	C.I.R. SpA - Compagnie Industriali Riunite	1,411,639	4,349,229
#	Caltagirone Editore SpA	173,503	1,017,654
#	Caltagirone SpA	255,879	2,250,480
	Cam Finanziaria SpA	36,527	71,741
#	Carraro SpA	85,800	751,081
#	Cembre SpA	40,330	341,251
	Cementir SpA	262,430	2,305,072
	Centrale del Latte di Torino & Co. SpA	21,168	85,420
* #	Ciccolella SpA	30,000	105,943
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	307,317
*	Compagnia Immobiliare Azionaria SpA	44,000	17,157
#	Credito Artigiano SpA	297,576	1,299,744
*	Credito Artigiano SpA 2008 Shares	74,394	312,846
	Credito Bergamasco SpA	137,120	5,755,123
#	Credito Emiliano SpA	136,019	1,749,939
	Cremonini SpA	218,517	800,646
*	CSP International Fashion Group SpA	87,961	204,805
	Danieli & Co. SpA	97,048	2,773,389
	Davide Campari - Milano SpA	470,657	4,041,690
	De Longhi SpA	314,782	1,419,686
* #	Digital Multimedia Technologies SpA	25,000	896,166
*	Ducati Motor Holding SpA	749,005	1,864,522
#	Emak SpA	57,399	430,384
* #	EnerTad SpA	95,849	416,379
#	ERG SpA	75,434	1,453,576
	Ergo Previdenza SpA	128,343	781,606
#	Esprinet SpA	81,154	915,542
*	Everel Group SpA	197,276	98,243
* #	Fiera Milano SpA	37,863	263,689
*	Fin.Part SpA	133,481	—
*	Gabetti SpA	64,201	182,552
	Gefran SpA	31,849	224,703
#	Gemina SpA	1,185,871	1,928,464
#	Gewiss SpA	249,008	1,502,922
*	Giovanni Crespi SpA	121,789	142,377
#	Granitifiandre SpA	82,117	863,086
*	GreenergyCapital SpA	479,430	66,962
	Gruppo Ceramiche Ricchetti SpA	127,131	298,815
*	Gruppo Coin SpA	30,733	199,018
#	Gruppo Editoriale L’Espresso SpA	808,634	3,324,301
	Hera SpA	190,779	860,264
	I Grandi Viaggi SpA	98,547	205,678
*	Immobiliare Lombardia SpA	9,036,502	1,789,607
#	Immsi SpA	717,616	1,177,252
*	Impregilo SpA	1,215,577	6,484,976
#	Indesit Co. SpA	204,479	2,551,208
	Industria Macchine Automatique SpA	72,957	1,497,556
	Industria Romagnola Conduttori Elettrici SpA	43,452	178,785
	Intek SpA	661,259	618,591
	Interpump Group SpA	248,737	2,228,533
	Iride SpA	1,403,649	4,745,438
* #	Isagro SpA	16,993	85,781
	Italmobiliare SpA	23,578	2,126,535

17

* #	Juventus Football Club SpA	403,805	$526,945
*	KME Group SpA	479,430	851,932
*	La Doria SpA	59,783	136,188
*	Marazzi Grouppo Ceramiche SpA	56,765	487,871
	Mariella Burani SpA	58,212	1,516,824
	Marr SpA	131,000	1,324,891
	Meliorbanca SpA	249,443	1,167,795
#	Milano Assicurazioni SpA	541,047	3,545,417
	Mirato SpA	36,779	409,423
#	Mondadori (Arnoldo) Editore SpA	372,799	3,013,731
*	Monrif SpA	315,834	354,252
*	Montefibre SpA	260,521	229,772
	Navigazione Montanari SpA	263,594	1,103,071
*	Negri Bossi SpA	76,000	77,014
*	NGP SpA	17,891	9,506
*	Olidata SpA	82,236	118,838
*	Opengate Group SpA	4,000	11,599
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	239,520
	Permasteelisa SpA	67,249	1,320,984
* #	Pininfarina SpA	31,285	477,102
	Pirelli & C.Real Estate SpA	31,148	1,205,026
#	Poligrafici Editoriale SpA	257,869	307,924
	Premafin Finanziaria SpA	1,099,328	2,651,789
	Premuda SpA	335,331	646,909
*	Realty Vailog SpA	5,771	25,812
	Recordati SpA	387,362	3,048,209
*	Reno de Medici SpA	683,435	482,415
*	Richard-Ginori 1735 SpA	140,800	88,067
* #	Risanamento Napoli SpA	372,485	1,554,064
#	Sabaf SpA	23,325	593,235
	SAES Getters SpA	30,068	811,177
	SAVE SpA	97,954	1,773,263
*	Schiapparelli 1824 SpA	1,322,152	84,434
	Smurfit Sisa SpA	72,500	267,960
*	Snia SpA	232,689	201,091
* #	Societa Partecipazioni Finanziarie SpA	959,063	697,824
#	Societe Cattolica di Assicurazoni Scrl SpA	146,353	6,732,644
#	Socotherm SpA	66,740	581,441
	Sogefi SpA	324,310	2,735,508
	Sol SpA	194,092	1,335,545
*	Sorin SpA	1,111,854	1,998,900
*	Stefanel SpA	96,348	180,157
*	Tecnodiffusione Italia SpA	3,332	10,117
* #	Telecom Italia Media SpA	6,317,650	1,734,934
* #	Tiscali SpA	1,176,229	3,332,735
#	Tod’s SpA	51,986	3,195,917
	Trevi Finanziaria SpA	125,441	2,401,346
*	Viaggi del Ventaglio SpA	173,948	104,843
	Vianini Industria SpA	59,070	295,396
	Vianini Lavori SpA	180,752	2,535,352
*	Vincenzo Zucchi SpA	144,350	662,153
	Vittoria Assicurazioni SpA	62,484	1,041,934
TOTAL COMMON STOCKS			175,819,536

18

RIGHTS/WARRANTS — (0.0%)
*	Credito Artigiano SpA Rights 03/07/08	297,576	$45
*	Intek SpA Rights 06/13/08	178,760	20,897
*	Negri Bossi SpA Warrants 06/30/10	38,000	9,519
TOTAL RIGHTS/WARRANTS			30,461

TOTAL — ITALY			175,849,997

NETHERLANDS — (7.6%)
COMMON STOCKS — (7.6%)
	Aalberts Industries NV	365,614	7,071,928
#	Accell Group NV	34,374	1,354,313
*	AFC Ajax NV	18,134	205,856
	Amsterdam Commodities NV	60,689	388,598
	Arcadis NV	62,073	3,808,347
#	ASM International NV	202,031	3,950,953
*	Atag Group NV	4,630	2,038
	Batenburg Beheer NV	5,153	441,213
* #	BE Semiconductor Industries NV	142,819	702,450
#	Beter Bed Holding NV	69,403	1,613,546
	Boskalis Westminster CVA	218,909	12,086,646
	Brunel International NV	65,086	1,545,437
#	Corporate Express NV	441,331	5,226,213
	Crown Van Gelder NV	18,307	379,006
* #	Crucell NV	237,868	3,291,477
* #	Crucell NV ADR	45,768	636,633
	DOCdata NV	22,463	229,546
	Draka Holding NV	48,947	1,408,404
	Eriks Group NV	43,983	3,113,744
	Exact Holding NV	97,790	4,027,187
	Fornix Biosciences NV	29,890	871,550
	Gamma Holding NV	21,255	1,415,555
#	Grontmij NV	78,112	2,630,277
#	Hagemeyer NV	1,941,147	14,146,326
#	Heijmans NV	91,720	3,362,836
	Hunter Douglas NV	18,174	1,055,284
	ICT Automatisering NV	35,281	497,191
	Imtech NV	256,265	6,060,028
	Innoconcepts NV	78,009	1,429,323
#	Jetix Europe NV	133,537	3,650,351
	Kas Bank NV	49,050	1,913,166
*	Kendrion NV	41,018	1,002,845
	Koninklijke Bam Groep NV	428,118	9,388,244
*	Koninklijke Econosto NV	58,746	623,849
#	Koninklijke Ten Cate NV	98,255	3,319,693
	Koninklijke Vopak NV	73,543	3,829,541
*	Laurus NV	262,779	1,692,430
#	Macintosh Retail Group NV	99,784	2,782,821
*	Maverix Capital NV	1,500	—
	Nederlandsche Apparatenfabriek NV	29,670	1,365,049
	Nutreco Holding NV	143,491	10,207,699
#	Oce NV	347,053	6,436,258
	OPG Groep NV	214,534	6,420,624
	Ordina NV	155,263	2,216,380

19

* #	Pharming Group NV	285,229	$538,413
*	Punch Graphix NV	12,412	90,281
* #	Qurius NV	351,539	384,848
	Royal Reesink NV	2,050	307,987
	RSDB NV	12,436	571,036
*	Samas NV	114,215	743,994
	Sligro Food Group NV	154,740	5,675,025
	Smit Internationale NV	45,380	4,219,427
	Stern Groep NV	1,258	56,747
* #	Tele Atlas NV	351,470	14,921,311
#	Telegraaf Media Groep NV	173,335	6,280,135
*	Textielgroep Twenthe NV	1,000	3,795
	TKH Group NV	101,120	2,166,251
*	Tulip Computers NV	47,757	361,466
	Unit 4 Agresso NV	76,624	2,134,975
	USG People NV	192,665	4,332,803
* #	Van der Moolen Holding NV	117,201	445,360
	Vedior NV	181,031	4,534,308

TOTAL — NETHERLANDS			185,569,017

NORWAY — (2.8%)
COMMON STOCKS — (2.8%)
#	Acta Holding ASA	584,100	2,016,310
	Aker Yards ASA	203,755	1,809,552
* #	Aktiv Kapital ASA	72,417	1,206,851
#	Arendals Fosse Kompani ASA	100	35,815
* #	Birdstep Technology ASA	71,000	146,059
* #	Blom ASA	68,367	829,987
	Bonheur ASA	67,400	3,076,966
*	BW Gas ASA	37,765	350,428
* #	Camillo Eitze & Co. ASA	58,200	692,753
* #	Det Norske Oljeselskap ASA	1,774,304	2,292,908
	DOF ASA	115,506	1,163,111
	EDB Business Partner ASA	149,417	996,925
#	Ekornes ASA	110,190	1,986,370
* #	Eltek ASA	126,859	581,319
* #	Ementor ASA	142,551	944,913
	Farstad Shipping ASA	60,790	1,617,564
* #	Fast Search & Transfer ASA	487,050	1,709,229
	Ganger Rolf ASA	53,403	2,155,911
*	Gregoire ASA	25,808	7,673
#	Havila Shipping ASA	22,400	414,238
* #	Ignis ASA	37,372	42,263
* #	IOT Holdings ASA	75,603	25,377
	Itera Consulting Group ASA	168,000	163,409
	Kongsberg Automotive ASA	86,200	499,855
	Kongsberg Gruppen ASA	49,500	3,209,625
*	Kverneland Group ASA	258,080	732,460
#	Leroy Seafood Group ASA	92,100	1,910,346
*	Nordic Semiconductor ASA	51,200	204,006
* #	Norse Energy Corp. ASA	549,400	492,775
* #	Norwegian Air Shuttle ASA	31,600	726,807
* #	Ocean Rig ASA	505,762	3,865,340
	Odfjell ASA Series A	94,900	1,457,087

20

#	Olav Thon Eiendomsselskap ASA	13,360	$2,044,579
*	Otrum ASA	31,800	55,172
* #	Petrolia Drilling ASA	1,520,000	583,148
*	Photocure ASA	33,562	236,897
* #	Q-Free ASA	85,000	137,667
	Rieber and Son ASA Series A	109,654	975,415
* #	Roxar ASA	101,454	115,456
*	Scan Subsea ASA	12,200	49,141
#	Scana Industrier ASA	252,423	810,597
* #	Sevan Marine ASA	378,500	4,812,839
* #	Software Innovation ASA	51,795	97,899
	Solstad Offshore ASA	59,900	1,644,356
	Sparebanken Midt-Norge	134,100	1,541,305
* #	Synnove Finden ASA	27,317	103,815
	Tandberg ASA Series A	271,010	3,960,108
* #	Tandberg Data ASA	122,130	26,132
*	TGS Nopec Geophysical Co. ASA	316,440	4,672,330
#	Tomra Systems ASA	604,728	4,115,711
	TTS Marine ASA	32,900	522,451
	Veidekke ASA	319,230	2,842,548
	Wilh. Wilhelmsen ASA	60,800	2,189,358

TOTAL — NORWAY			68,901,156

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Corticeira Amorim	230,410	546,305
	Finibanco Holdings SGPS SA	197,573	880,697
	Ibersol SGPS SA	20,401	242,729
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	888,927
*	Investimentos Participacoes e Gestao SA	240,676	333,914
	Jeronimo Martins SGPS SA	753,805	5,549,293
#	Mota-Engil SGPS SA	344,465	2,359,626
*	Novabase SGPS	56,005	260,297
* #	ParaRede SGPS SA	545,591	148,420
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,476,611
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	843,869
#	Sociedade de Investimento e Gestao SGPS SA	241,216	2,943,407
*	Sonae Industria SGPS SA	280,469	2,012,662
* #	Sonaecom SGPS SA	583,911	2,084,080
*	Sporting Sociedade Desportiva de Futebol	23,339	67,322
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	189,679
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,721,572
	Toyota Caetano Portugal SA	54,900	741,779
#	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	37,497	464,988

TOTAL — PORTUGAL			23,756,177

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
#	Abengoa SA	105,048	3,589,371
#	Adolfo Dominguez SA	20,351	665,508
#	Amper SA	90,745	1,554,122
#	Antena 3 de Television SA	113,452	1,561,598

21

* #	Avanzit SA	571,836	$2,102,617
* #	Azkoyen SA	67,174	544,541
#	Banco de Andalucia SA	9,800	836,012
	Banco de Credito Balear SA	35,424	1,033,985
#	Banco Guipuzcoano SA	331,001	5,334,221
*	Baron de Ley SA	14,325	1,052,378
#	Bodegas Riojanas SA	12,365	167,560
* #	Campofrio Alimentacion SA	96,667	1,441,167
#	Cementos Portland Valderrivas SA	26,077	2,486,173
#	Compania de Distribucion Integral Logista SA	29,600	2,358,456
	Compania Vinicola del Norte de Espana SA	16,600	427,797
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,212,255
* #	Corporacion Dermoestetica	65,100	613,881
* #	Dogi International Fabrics SA	111,418	192,378
#	Duro Felguera SA	177,786	2,062,372
#	Ebro Puleva SA	246,964	4,644,797
#	Electnor SA	102,087	4,843,011
* #	Ercros SA	2,189,041	919,072
* #	Espanola del Zinc SA	29,250	109,066
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	329,727	4,725,817
*	Federico Partenina SA	1,190	12,607
* #	Funespana SA	22,107	149,591
	Grupo Catalana Occidente SA	81,992	2,739,137
#	Grupo Empresarial Ence SA	368,840	3,175,954
#	Iberpapel Gestion SA	26,621	584,484
#	Inbesos SA	12,494	207,288
	Indo Internacional SA	37,172	235,870
	Indra Sistemas SA	47,420	1,317,893
	Inmobiliaria del Sur SA	2,764	226,619
#	La Seda de Barcelona SA	1,981,134	3,570,797
#	Lingotes Especiales SA	22,080	141,131
#	Mecalux SA	61,329	1,965,970
#	Miquel y Costas & Miquel SA	26,111	590,533
#	Natra SA	88,094	1,075,672
* #	Natraceutical SA	746,798	875,816
* #	NH Hoteles SA	260,195	3,564,917
*	Nicolas Correa SA	26,994	187,472
	Obrascon Huarte Lain SA	107,743	3,605,757
#	Papeles y Cartones de Europa SA	199,144	1,786,835
	Pescanova SA	26,443	1,358,135
	Prim SA	32,582	584,231
#	Promotora de Informaciones SA	124,735	1,734,070
#	Prosegur Cia de Seguridad SA	80,342	3,070,875
#	Service Point Solutions SA (B07NKR8)	459,595	1,607,123
*	Service Point Solutions SA (B2PPK19)	15,319	54,423
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	803,248
#	Sol Melia SA	156,990	2,355,971
#	SOS Cuetara SA	356,909	7,798,570
* #	Tavex Algodonera SA	185,541	433,518
* #	Tecnocom Telecomunicaciones y Energia SA	124,371	623,024
#	Tubacex SA	439,949	4,103,301
	Tubos Reunidos SA	408,205	2,517,031
	Unipapel SA	48,800	1,121,285
* #	Urbas Guadahermosa SA	267,319	212,595

22

* #	Vertice Trescientos Sesenta Grados SA	57,183	$144,108
#	Vidrala SA	62,041	1,906,544
#	Viscofan SA	184,330	3,920,384
* #	Zeltia SA, Madrid	573,453	3,804,237

TOTAL — SPAIN			110,645,171

SWEDEN — (4.6%)
COMMON STOCKS — (4.6%)
*	Acando AB	160,086	327,917
* #	Active Biotech AB	77,400	761,629
	Addtech AB Series B	56,300	1,240,315
	Angpanneforeningen AB Series B	48,500	1,137,675
* #	Anoto Group AB	261,833	324,943
	Aros Quality Group AB	41,400	259,673
*	Artimplant AB Series B	30,000	17,781
	Atrium Ljungberg AB Series B	15,200	166,299
	Axfood AB	92,000	3,202,437
	Axis Communications AB	180,094	3,245,801
	B&B Tools AB	66,900	1,877,083
	Ballingslov International AB	27,625	765,653
	Beiger Electronics AB	14,700	353,742
#	Beijer Alma AB	58,800	797,556
	Bergs Timber AB Series B	8,000	52,381
	Bilia AB Series A	116,725	1,745,321
#	Billerud AB	150,300	1,705,413
*	BioGaia AB Series B	38,000	215,049
*	Biotage AB	141,240	218,094
	Bong Ljungdahl AB	24,800	159,410
*	Boras Waefveri AB Series B	5,700	10,074
#	Cantena AB	58,362	949,371
	Cardo AB	63,000	1,724,368
	Carl Lamm AB	33,280	290,197
	Castellum AB	420,800	5,147,016
* #	Cision AB	245,156	667,035
#	Clas Ohlson AB Series B	102,500	2,025,237
	Cloetta AB Series B	28,100	1,025,236
	Concordia Maritime AB Series B	70,300	265,742
*	Consilium AB Series B	16,994	115,253
#	D. Carnegie & Co. AB	186,300	3,198,962
	Elekta AB Series B	311,300	5,680,923
* #	Enea Data AB Series B	1,012,000	353,471
	Eniro AB	426,756	3,214,323
	Expanda AB	19,547	199,024
	Fabege AB	403,000	4,409,638
	Fagerhult AB	16,800	362,443
	Forshem Group AB Series B	9,400	63,435
	G & L Beijer AB Series B	28,200	791,549
	Geveko AB	10,800	191,283
	Gunnebo AB	106,800	1,069,998
	Gunnebo Industrier AB	10,000	240,479
	Haldex AB	64,700	1,149,219
	Heba Fastighets AB Series B	14,500	419,483
	HIQ International AB	111,889	558,962
	HL Display AB Series B	14,400	465,743

23

	Hoganas AB Series B	77,300	$1,650,769
*	Home Capital AB	25,400	261,575
#	Home Properties AB	25,400	423,220
*	IBS AB Series B	195,200	418,273
*	Industrial & Financial Systems AB Series B	487,600	478,462
	Intrum Justitia AB	163,100	2,613,638
	JM AB	275,373	5,872,725
	Klovern AB	303,476	1,256,270
	Kungsleden AB	424,500	5,030,694
	Lagercrantz Group AB Series B	64,300	312,299
*	LBI International AB	107,651	600,068
#	Lennart Wallenstam Byggnads AB Series B	123,900	2,483,272
*	Lundin Petroleum AB	60,754	791,156
* #	Medivir Series B	44,650	382,070
* #	Micronic Laser Systems AB	105,400	494,423
*	Midelfart Sonesson AB Series A	4,160	7,320
*	Midelfart Sonesson AB Series B	4,160	7,237
	Munters AB	171,000	1,709,934
	NCC AB Series B	106,500	2,798,793
* #	Net Insight AB Series B	924,000	756,198
	New Wave Group AB Series B	107,400	855,632
#	NIBE Industrier AB	185,200	1,773,216
#	Nobia AB	433,500	3,676,649
	Nolato AB Series B	66,440	600,794
	OEM International AB Series B	44,400	322,887
#	ORC Software AB	36,300	855,876
*	PA Resources AB	27,227	218,711
#	Partnertech AB	28,800	178,339
	Peab AB Series B	250,400	2,471,871
*	Peab Industri AB	125,200	1,229,218
	Poolia AB Series B	36,150	198,185
*	Precomp Solutions AB	16,994	6,095
*	Pricer AB Series B	1,711,500	188,084
	Proact It Group AB	29,000	168,676
*	Proffice AB	215,400	644,574
	Profilgruppen AB	16,300	186,042
#	Q-Med AB	159,200	1,234,111
*	RaySearch Laboratories AB	12,700	286,398
*	Readsoft AB Series B	48,800	113,585
	Rederi AB Transatlantic Series B	95,600	678,644
#	rnb Retail and Brands AB	130,200	872,129
#	Rottneros Bruk AB	425,600	139,385
*	Scribona AB Series A	40,100	30,565
*	Scribona AB Series B	226,140	171,500
*	Semcon AB	39,900	426,101
	Sigma AB Series B	25,800	21,740
* #	Sintercast AB	11,800	248,080
	Skanditek Industrifoervaltnings AB	156,975	602,662
	Skistar AB	94,800	1,546,309
	Studsvik AB	21,900	398,341
*	SWECO AB Series B	184,000	1,644,952
*	Teleca AB Series B	157,200	317,458
* #	Telelogic AB	777,200	2,574,927
*	Ticket Travel Group AB	27,152	72,968
	Trelleborg AB Series B	226,100	4,047,184

24

	Uniflex AB Series B	3,630	$53,191
	VBG AB Series B	1,084	20,574
*	Vitrolife AB	41,500	194,278
*	Wedins Skor & Accessoarer AB	113,400	103,020
	Wihlborgs Fastigheter AB	65,658	1,395,612
	Xponcard Group AB	7,300	183,630

TOTAL — SWEDEN			112,463,225

SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
#	A. Hiestad Holding AG	1,426	2,457,994
*	Actelion, Ltd.	132,512	6,907,399
#	AFG Arbonia-Forster Holding AG	4,799	1,635,079
	Allreal Holding AG	32,721	4,298,717
	Also Holding AG	16,678	1,006,378
*	Ascom Holding AG	92,504	1,067,279
	Bachem Holdings AG	26,438	2,331,574
	Baloise-Holding AG	6,000	541,132
	Bank Coop AG	31,715	2,432,351
	Bank Sarasin & Cie Series B	1,778	7,973,771
	Banque Cantonale de Geneve	4,141	1,072,450
	Banque Cantonale du Jura	4,500	272,084
	Banque Cantonale Vaudoise	9,267	4,786,853
	Banque Privee Edmond de Rothschild SA	161	6,010,694
	Barry Callebaut AG	8,822	7,547,255
	Basellandschaftliche Kantonalbank	600	544,713
*	Basilea Pharmaceutica AG	2,629	503,025
	Basler Kantonalbank	5,250	584,573
	Belimo Holdings AG	1,884	2,094,454
	Bellevue Group AG	27,315	2,010,229
	Berner Kantonalbank	25,110	5,576,654
	Bobst Group AG	36,682	2,619,962
	Bossard Holding AG	8,467	662,185
	Bucher Industries AG	33,489	8,495,556
	Calida Holding AG	396	204,855
*	Card Guard AG	32,013	155,626
	Carlo Gavazzi Holding AG	1,065	195,024
	Charles Voegele Holding AG	29,471	2,626,239
	Clariant AG	779,419	6,672,565
	Compagnie Financiere Tradition	5,202	951,843
	Conzzeta Holdings AG	1,415	3,488,323
	Crealogix Holding AG	3,388	242,055
	Daetwyler Holding AG	34,800	2,481,697
*	Dufry Group	6,429	553,285
	Edipresse SA	1,572	625,465
	Eichhof Holding AG	458	820,996
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,923,537
	ELMA Electronic AG	472	325,839
	Emmi AG	13,638	1,967,204
	Ems-Chemie Holding AG	27,759	4,085,953
	Energiedienst Holding AG	8,265	5,389,242
	Feintol International Holding AG	1,601	505,943
	Flughafen Zuerich AG	13,445	5,624,579
#	Forbo Holding AG	5,990	3,001,281

25

	Fuchs Petrolub AG	19,809	$1,681,554
	Galenica Holding AG	15,736	6,045,873
	George Fisher AG	11,318	5,646,865
	Golay-Buchel Holding SA	40	91,979
	Gurit Holding AG	1,326	1,012,640
	Helvetia Holding AG	12,833	4,878,276
	Hexagon AB	81,720	1,630,158
	Implenia AG	49,554	1,589,025
	Industrieholding Cham AG	1,704	609,980
	Interroll-Holding SA	2,475	1,206,672
	Intershop Holding AG	3,444	1,056,399
	Jelmoli Holding AG (4382641)	1,521	3,888,837
	Jelmoli Holding AG (4382652)	2,835	1,421,287
	Kaba Holding AG	10,381	3,322,756
*	Kardex AG	17,985	896,658
	Komax Holding AG	9,005	1,276,948
	Kudelski SA	106,944	1,403,451
	Kuoni Reisen Holding AG	13,594	6,373,416
	Lem Holdings SA	3,651	930,972
*	Logitech International SA	183,507	4,697,787
	Lonza Group AG	111,817	14,731,341
	Luzerner Kantonalbank	18,593	4,736,244
	Medisize Holding AG	13,260	1,039,964
	Metraux Services Holdings SA	1,853	316,704
*	Micronas Semiconductor Holding AG	78,808	722,907
*	Mikron Holding AG	43,452	460,744
	Mobilezone Holding AG	115,610	753,886
	Orell Fuessli Holding AG	5,076	979,936
*	Parco Industriale e Immobiliare SA	600	2,016
	Phoenix Mecano AG	3,041	1,541,140
	PSP Swiss Property AG	145,325	8,904,583
	PubliGroupe SA	6,325	2,007,227
	Rieters Holdings AG	15,690	6,329,219
	Romande Energie Holding SA	2,839	6,588,775
* #	Schaffner Holding AG	1,830	432,412
#	Schulthess Group AG	14,570	1,085,932
	Schweiter Technology AG	4,193	1,604,363
	Schweizerhall Holding AG	8,648	1,422,520
	Schweizerische National Versicherungs Gesellschaft	1,881	1,469,216
	SEZ Holding AG	53,128	1,833,877
	SIA Abrasives Holding AG	2,381	903,785
	Siegfried Holding AG	8,560	1,264,940
*	Sihl	150	432
	Sika AG	4,503	8,330,173
	Societa Elettrica Sopracenerina SA	2,409	650,763
	Societe Generale d’Affichage	5,872	1,350,189
	St. Galler Kantonalbank	9,217	4,307,425
	Straumann Holding AG	8,315	2,440,922
	Sulzer AG	10,814	12,413,839
	Swiss Prime Site AG	79,934	4,838,327
* #	Swisslog Holding AG	798,972	878,580
	Swissquote Group Holding SA	41,220	2,212,782
	Tamedia AG	15,322	1,858,482
	Tecan Group AG	40,139	2,296,137
* #	Temenos Group AG	152,630	3,820,120

26

*	Tornos SA	38,028	$622,218
*	UMS Schweizerische Metallwerke Holding AG	17,585	380,016
	Valartis Group AG	10,374	663,057
	Valiant Holding AG	59,231	10,603,907
	Valora Holding AG	12,004	2,792,425
	Vaudoise Assurances Holdings SA	3,233	487,245
	Villars Holding SA	150	81,361
	Vontobel Holdings AG	97,572	3,450,029
	Walliser Kantonalbank	1,457	676,909
	WMH Walter Meier Holding AG	4,878	968,177
* #	Ypsomed Holdings AG	2,419	208,576
	Zehnder Holding AG	786	1,041,003
	Zueblin Immobilien Holding AG	78,908	734,887
	Zuger Kantonalbank	630	2,238,694
TOTAL COMMON STOCKS			296,413,851

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,556,998

TOTAL — SWITZERLAND			297,970,849

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $900,000 FNMA 5.15% (r), 09/01/37, valued at $591,044) to be repurchased at $872,214	$872	872,000

SECURITIES LENDING COLLATERAL — (15.2%)
@	Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $201,622,000 FHLB 5.050%(r), 11/19/12 & FNMA 6.625%, 09/15/09, valued at $214,200,989) to be repurchased at $210,055,650	210,000	210,000,000
@	Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $125,941,603 FNMA 6.586%(r), 11/01/35 & 6.500%, 02/01/37, valued at $78,065,454) to be repurchased at $76,555,040	76,535	76,534,758
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $32,932,473 FHLMC 6.500%, 10/01/37 & 5.500%, 02/01/38, valued at $32,730,911) to be repurchased at $32,097,632	32,089	32,089,128
@	Repurchase Agreement, Merrill Lynch 3.18%, 03/03/08 (Collateralized by $55,296,623 FNMA 5.500%, maturities ranging from 06/01/21 to 01/01/38, valued at $51,000,847) to be repurchased at $50,013,250	50,000	50,000,000
TOTAL SECURITIES LENDING COLLATERAL			368,623,886

TOTAL INVESTMENTS - (100.0%) (Cost $1,794,947,419) ##			$2,430,219,575

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$5,547,934
Level 2 – Other Significant Observable Inputs	2,424,671,641
Level 3 – Significant Unobservable Inputs	—
Total	$2,430,219,575

27

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas S.A.I.C.	1,078	$1,471
	Alto Palermo SA Series A	5,000	19,380
	BBVA Banco Frances SA	399,900	1,054,000
*	Capex SA Series A	52,893	393,622
*	Celulosa Argentina SA Series B	24,922	40,417
*	Central Puerto SA Series B	16,000	29,271
*	Endesa Costanera SA Series B	114,100	150,364
*	Gas Natural Ban SA	345,000	267,442
*	IRSA Inversiones y Representaciones SA	657,649	897,257
*	Juan Minetti SA	353,151	257,335
	Ledesma S.A.A.I.	242,632	412,286
*	MetroGas SA Series B	543,115	212,194
*	Molinos Rio de la Plata SA Series B	596,060	2,393,481
*	Petrobras Energia Participacio	139,720	163,765
	Siderar S.A.I.C. Series A	649,191	5,354,568
	Solvay Indupa S.A.I.C.	555,366	933,359
*	Transportadora de Gas del Sur SA Series B	445,280	425,260

TOTAL — ARGENTINA			13,005,472

BRAZIL — (11.9%)
COMMON STOCKS — (1.8%)
	Brasil Telecom Participacoes SA	59,520	1,751,002
	Companhia de Bebidas das Americas	90,424	6,844,227
	Companhia de Concessoes Radoviarias	166,800	2,845,592
	Companhia Siderurgica Nacional SA	724,212	27,022,516
	CPFL Energia SA	1,935	42,336
	Empresa Brasileira de Aeronautica SA	696,921	7,788,899
	Lojas Renner SA	15,810	313,844
	Perdigao SA	7,898	191,997
	Souza Cruz SA	210,700	6,133,736
*	Tele Norte Celular Participacoes SA	1,152	51,772
	Tele Norte Leste Participacoes SA	59,254	2,238,975
	Tractebel Energia SA	203,300	2,559,433
*	Vivo Participacoes SA	64,140	499,511
	Weg SA	489,800	6,589,173
TOTAL COMMON STOCKS			64,873,013

PREFERRED STOCKS — (10.1%)
	Aracruz Celulose SA Series B	711,999	5,149,162
	Aracruz Celulose SA Sponsored ADR	48,400	3,506,096
	Banci Itau Holding Financeira SA	1,336,000	33,868,086
	Banco Bradesco SA	1,284,316	40,251,167

1

* Banco Bradesco SA Receipts Preferred	22,178	$695,071
Brasil Telecom Participacoes SA	234,026	3,265,930
Brasil Telecom Participacoes SA ADR	12,100	836,110
Brasil Telecom SA	501,129	5,565,137
Braskem SA Preferred A	435,600	3,693,752
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	117,300	2,531,754
Companhia de Bebidas das Americas	2,083	171,582
Companhia de Bebidas das Americas Preferred ADR	382,700	31,182,396
Companhia Energetica de Minas Gerais	329,700	6,277,772
Companhia Energetica de Minas Gerais SA Sponsored ADR	21,800	414,854
Companhia Paranaense de Energia-Copel Series B	100,000	1,626,752
Companhia Vale do Rio Doce Series A	2,791,120	82,655,839
Companhia Vale do Rio Doce Series B	81,160	—
Companhia Vale do Rio Doce Sponsored ADR	341,600	10,015,712
* Empresa Nasional de Comercio Redito e Participacoes SA	480	10,786
Gerdau SA	378,134	12,367,448
Gol Linhas Aereas Inteligentes SA	70,500	1,220,649
Investimentos Itau SA	3,669,626	23,327,112
Klabin SA	682,875	2,309,766
Lojas Americanas SA	100,000	910,650
Metalurgica Gerdau SA	148,275	6,532,131
Suzano Papel e Celullose SA	143,545	2,245,145
Tele Norte Leste Participacoes SA	180,034	4,507,504
Tele Norte Leste Participacoes SA ADR	137,000	3,429,110
Telecomunicacoes de Sao Paulo SA	548,100	15,660,926
Telemar Norte Leste SA	148,500	8,215,753
Tim Participacoes SA ADR	109,680	4,499,074
Unibanco-Uniao de Bancos Brasileiros SA	40,000	238,898
Unibanco-Uniao de Bancos Brasileiros SA GDR	46,000	6,238,520
Unibanco-Uniao de Bancos Brasileiros Units SA	1,780,960	24,116,837
Usinas Siderurgicas de Minas Gerais SA Series A	300,808	17,431,958
Usinas Siderurgicas de Minas Gerais SA Series B	487	30,815
Vivo Participacoes SA	1,148,746	6,928,750
Vivo Participacoes SA ADR	110,000	667,700
Votorantim Celulose e Papel SA	71,336	2,236,553
TOTAL PREFERRED STOCKS		374,833,257

TOTAL — BRAZIL		439,706,270

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
Banco de Chile Series F ADR	52,395	2,963,985
Banco de Credito e Inversiones SA Series A	21,794	719,037
Banco Santander Chile SA ADR	295,998	15,320,856
CAP SA	116,535	3,678,164
Colbun SA	9,359,730	1,471,947
Compania Cervecerias Unidas SA ADR	115,400	3,833,588
Compania General de Electricidad SA	28,230	204,903
* Compania SudAmericana de Vapores SA	557,551	1,102,471
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,375,414
CorpBanca SA	69,972,500	461,712
Distribucion y Servicio D&S SA ADR	208,828	5,389,851
Embotelladora Andina SA Series A ADR	109,600	2,084,592
Embotelladora Andina SA Series B ADR	89,100	1,782,891
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	21,778,943

2

	Empresa Nacional de Telecomunicaciones SA	113,317	$1,993,896
	Empresas CMPC SA	46,072	1,758,164
	Empresas Copec SA	298,855	5,127,172
	Enersis SA Sponsored ADR	424,303	6,691,258
	Lan Airlines SA Sponsored ADR	629,500	8,422,710
	Madeco SA Sponsored ADR	4,450	48,683
#	Masisa SA ADR	38,553	385,530
	S.A.C.I. Falabella SA	480,511	2,494,239
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	61,300	11,956,565
	Sociedad Quimica y Minera de Chile SA Sponsored ADR Class A	902	255,266
	Vina de Concha y Toro SA Sponsored ADR	67,750	2,705,935
TOTAL COMMON STOCKS			106,007,772

RIGHTS/WARRANTS — (0.0%)
*	Cia General de Electricidad SA Rights 12/13/07	3,100	—

TOTAL — CHILE			106,007,772

CHINA — (5.0%)
COMMON STOCKS — (5.0%)
* #	Air China, Ltd.	1,798,000	1,683,794
	Aluminum Corp. of China, Ltd.	28,000	54,315
	Aluminum Corp. of China, Ltd. ADR	100,300	4,884,610
* #	Angang Steel Co., Ltd.	679,640	1,782,178
* #	Anhui Conch Cement Co., Ltd.	292,000	2,248,809
* #	Bank of China, Ltd.	17,292,000	7,243,126
#	Bank of Communications Co., Ltd.	4,593,000	5,464,366
#	Beijing Capital International Airport Co., Ltd.	866,000	907,594
	Beijing Enterprises Holdings, Ltd.	252,000	1,034,879
#	Byd Co., Ltd.	229,900	430,228
	China Construction Bank Corp.	13,185,000	9,989,696
*	China COSCO Holdings Co., Ltd.	2,040,000	5,927,487
* #	China Everbright, Ltd.	348,600	797,843
*	China Insurance International Holdings Co., Ltd.	240,000	620,538
*	China Life Insurance Co., Ltd.	9,000	35,005
*	China Life Insurance Co., Ltd. ADR	94,700	5,500,176
	China Mengniu Dairy Co., Ltd.	548,000	1,478,134
#	China Merchants Holdings (International) Co., Ltd.	684,000	3,684,306
	China Mobile, Ltd.	4,500	67,435
	China Mobile, Ltd. Sponsored ADR	105,400	7,864,948
*	China National Building Material Co., Ltd.	452,000	1,415,025
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	52,100	3,190,083
*	China Oilfield Services, Ltd.	946,000	1,841,001
	China Petroleum and Chemical Corp. (Sinopec)	46,000	50,103
	China Petroleum and Chemical Corp. (Sinopec) ADR	82,000	8,974,080
	China Resources Enterprise, Ltd.	754,000	2,676,825
	China Resources Power Holdings Co., Ltd.	938,000	2,329,983
	China Shenhua Energy Co., Ltd.	2,028,000	10,329,831
#	China Shipping Container Lines Co., Ltd.	2,280,550	1,011,318
*	China Shipping Development Co., Ltd.	876,000	2,709,441
*	China Southern Airlines Co., Ltd. ADR	15,500	768,800
*	China Telecom Corp., Ltd. ADR	89,000	6,533,490
	China Travel International Investment Hong Kong, Ltd.	1,382,000	744,337

3

	China Unicom, Ltd. ADR	206,500	$4,383,995
	Citic Pacific, Ltd.	699,000	3,784,195
	CNOOC, Ltd.	45,000	74,956
	CNOOC, Ltd. ADR	73,700	12,217,249
	COSCO Pacific, Ltd.	590,000	1,274,050
	Datang International Power Generation Co., Ltd.	2,106,000	1,410,258
	Denway Motors, Ltd.	2,594,000	1,311,198
*	Dongfang Electric Co., Ltd.	94,000	564,042
*	Dongfeng Motor Corp.	1,516,000	924,416
	GOME Electrical Appliances Holdings, Ltd.	955,000	2,100,159
	Guangdong Investment, Ltd.	1,182,000	623,440
* #	Guangshen Railway Co., Ltd. Sponsored ADR	13,200	425,040
#	Guangzhou R&F Properties Co., Ltd.	601,600	1,823,049
* #	Guangzhou Shipyard International Co., Ltd.	34,000	135,435
#	Hengan International Group Co., Ltd.	352,000	1,386,991
#	Hopson Development Holdings, Ltd.	258,000	429,051
* #	Huadian Power International Corp.	694,000	233,016
*	Huaneng Power International, Inc. ADR	47,600	1,547,000
*	Industrial and Commercial Bank of China (Asia), Ltd.	18,460,000	12,806,797
*	Jiangsu Express Co., Ltd.	592,000	553,300
*	Jiangxi Copper Co., Ltd.	429,000	993,805
	Lenova Group, Ltd.	1,442,000	1,000,707
*	Maanshan Iron and Steel Co., Ltd.	994,000	618,545
	Nine Dragons Paper Holdings, Ltd.	747,000	1,315,051
	PetroChina Co., Ltd. ADR	64,200	9,425,844
#	PICC Property and Casualty Co., Ltd.	1,498,000	1,570,777
	Ping An Insurance (Group) Co. of China, Ltd.	867,000	6,555,837
*	Shanghai Electric Group Co., Ltd.	1,846,000	1,306,585
	Shanghai Industrial Holdings, Ltd.	281,000	1,145,889
	Shimao Property Holdings, Ltd.	734,500	1,469,550
#	Sinofert Holdings, Ltd.	1,298,000	1,290,109
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	13,500	628,965
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	680,000	199,524
* #	Tsingtao Brewery Co., Ltd.	194,000	564,286
	Weichai Power Co., Ltd.	61,000	305,384
* #	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	21,500	1,769,235
	Zhejiang Expressway Co., Ltd.	696,000	683,353
*	Zijin Mining Group Co., Ltd.	2,290,000	3,041,865
* #	ZTE Corp.	90,000	487,376
TOTAL COMMON STOCKS			186,654,108

RIGHTS/WARRANTS — (0.0%)
*	Shanghai Industrial Holdings, Ltd. Rights 03/16/09	2,350	—

TOTAL — CHINA			186,654,108

CZECH REPUBLIC — (1.3%)
COMMON STOCKS — (1.3%)
	CEZ A.S.	381,144	28,120,343
	Komercni Banka A.S.	27,759	6,789,827
	Phillip Morris CR A.S.	954	412,912
	Telefonica 02 Czech Republic A.S.	230,085	7,211,437
*	Unipetrol A.S.	119,768	2,034,192
#	Zentiva NV	38,106	2,076,253

TOTAL — CZECH REPUBLIC			46,644,964

4

HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
	ELMU NYRT	185	$32,545
	Magyar Telekom Telecommunications P.L.C.	1,050,555	5,070,169
#	MOL Hungarian Oil & Gas NYRT	168,429	22,944,572
#	OTP Bank NYRT	471,768	19,062,907
#	Richter Gedeon NYRT	37,901	8,181,274
* #	Tiszai Vegyi Kombinat NYRT	74,964	2,447,312

TOTAL — HUNGARY			57,738,779

INDIA — (11.2%)
COMMON STOCKS — (11.2%)
	Aban Offshore, Ltd.	16,521	1,670,306
	Adani Enterprises, Ltd.	51,000	868,910
	Aditya Birla Nuvo, Ltd.	47,172	1,979,600
	Alstom Projects India, Ltd.	32,043	575,199
	Ambuja Cements, Ltd.	1,452,686	4,335,152
	Amtek Auto, Ltd.	55,615	417,304
	Apollo Hospitals Enterprise, Ltd.	21,437	261,691
*	Arvind Mills, Ltd.	90,436	109,007
	Asea Brown Boveri India, Ltd.	162,155	4,615,176
	Ashok Leyland, Ltd.	621,735	570,870
	Asian Paints (India), Ltd.	81,536	2,244,884
	Aventis Pharma, Ltd.	8,241	193,218
	Axis Bank, Ltd.	349,044	8,737,768
	Bajaj Auto, Ltd.	98,754	5,553,366
	Bajaj Hindusthan, Ltd.	49,677	301,302
*	Balrampur Chini Mills, Ltd.	41,380	94,956
	BEML, Ltd.	32,527	957,235
	Bharat Forge, Ltd.	174,384	1,245,073
	Biocon, Ltd.	87,444	958,513
	Cadila Healthcare, Ltd.	43,470	279,824
	Century Textiles & Industries, Ltd.	51,740	1,022,763
	Chennai Petroleum Corp., Ltd.	63,105	462,948
	Cipla, Ltd.	880,500	4,509,217
	Colgate-Palmolive (India), Ltd.	84,376	777,125
	Crompton Greaves, Ltd.	184,828	1,432,471
	Cummins India, Ltd.	135,892	1,123,642
	Dabur India, Ltd.	308,253	756,921
*	Dish TV India, Ltd.	304,209	454,928
	Divi’s Laboratories, Ltd.	31,510	1,069,428
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,469,625
	EIH, Ltd.	165,150	702,343
	Exide Industries, Ltd.	202,666	374,519
	Gammon India, Ltd.	46,112	561,698
	GlaxoSmithKline Pharmaceuticals, Ltd.	63,067	1,723,638
	Glenmark Pharmaceuticals, Ltd.	140,860	1,688,720
	Godrej Consumer Products, Ltd.	95,928	320,029
	Godrej Industries, Ltd.	124,636	897,143
	Great Eastern Shipping Co., Ltd.	110,304	1,128,029
	Great Offshore, Ltd.	27,576	567,448

5

	HCL Infosystems, Ltd.	86,934	$452,956
	HCL Technologies, Ltd.	504,326	3,441,548
	HDFC Bank, Ltd.	386,733	13,821,382
	Hero Honda Motors, Ltd. Series B	243,623	4,592,191
	Hindustan Construction Co., Ltd.	40,914	166,538
	Hindustan Unilever, Ltd.	2,562,524	14,387,648
	ICICI Bank Sponsored ADR	629,447	32,630,532
	India Cements, Ltd.	94,232	484,351
	Indiabulls Financial Services, Ltd.	189,195	2,853,663
*	Indiabulls Sec	189,195	570,445
	Indian Hotels Co., Ltd.	644,960	1,997,352
	Industrial Development Bank of India, Ltd.	678,674	1,971,482
	Infosys Technologies, Ltd.	657,429	25,074,801
	ITC, Ltd.	3,899,423	19,408,654
	IVRCL Infrastructures & Projects, Ltd.	61,336	707,831
	Jaiprakash Associates, Ltd.	522,020	3,423,167
	Jammu & Kashmir Bank, Ltd.	20,547	357,643
	Jet Airways (India), Ltd.	19,348	349,576
	Jindal Steel & Power, Ltd.	104,510	5,907,884
	JSW Steel, Ltd.	106,526	2,788,764
	Jubilant Organosys, Ltd.	95,560	845,427
	Lakshmi Machine Works, Ltd.	3,903	196,155
	Larsen & Toubro, Ltd.	216,588	18,804,810
	Lupin, Ltd.	65,216	891,570
	Madras Cements, Ltd.	4,361	389,190
	Mahindra & Mahindra, Ltd.	267,561	4,555,928
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,788,685
	Maruti Suzuki India, Ltd.	162,177	3,463,030
*	Matrix Laboratories, Ltd.	95,511	450,668
	Moser Baer (India), Ltd.	88,443	384,062
	Motor Industries Co., Ltd.	24,968	2,364,982
	Nagarjuna Construction Co., Ltd.	37,276	248,685
	Nicholas Piramal India, Ltd.	76,008	510,561
	Nirma, Ltd.	91,336	415,560
*	NPIL Research & Development	7,600	—
	Pantaloon Retail India, Ltd.	58,580	757,505
	Patni Computer Systems, Ltd.	116,382	686,790
	Petronet LNG, Ltd.	97,953	177,451
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	203,311
	Ranbaxy Laboratories, Ltd.	411,794	4,544,584
	Raymond, Ltd.	35,367	297,298
	Reliance Capital, Ltd.	86,097	3,846,523
	Reliance Communications, Ltd.	1,071,955	15,186,012
	Reliance Energy, Ltd.	191,590	7,387,323
	Reliance Industries, Ltd.	1,030,847	62,714,712
*	Reliance Natural Resources, Ltd.	1,721,955	5,610,421
	Satyam Computer Services, Ltd.	772,898	8,262,808
	Sesa GOA, Ltd.	26,750	2,286,232
	Shree Cement, Ltd.	12,572	374,710
	Siemens India, Ltd.	255,806	5,151,959
	Sterling Biotech, Ltd.	83,096	314,348
*	Sterlite Industries (India), Ltd. Series A	431,495	8,899,150
*	Sun Pharma Advanced Research Co., Ltd.	162,432	389,717
	Sun Pharmaceuticals Industries, Ltd.	162,432	4,911,043
	Tata Chemicals, Ltd.	130,261	1,053,613

6

	Tata Communications, Ltd.	155,496	$1,709,353
	Tata Consultancy Services, Ltd.	378,487	8,179,937
	Tata Motors, Ltd.	408,049	7,033,006
	Tata Power Co., Ltd.	170,018	5,825,610
	Tata Steel, Ltd. (6101156)	533,336	10,530,589
*	Tata Steel, Ltd. (B28Z5L6)	533,337	1,780,567
	Tata Tea, Ltd.	41,503	839,799
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	1,421,149
	Thermax, Ltd.	46,429	758,100
	Titan Industries, Ltd.	21,191	569,424
	TVS Motor Co., Ltd.	33,921	36,260
	Unitech, Ltd.	343,920	3,034,064
	United Phosphorus, Ltd.	69,388	571,986
	United Spirits, Ltd.	55,453	2,309,628
	Wipro, Ltd.	440,456	4,721,130
*	Wire & Wireless India, Ltd.	264,530	309,851
	Wockhardt, Ltd.	38,730	320,374
	Zee Entertainment Enterprises, Ltd.	529,060	3,142,379
*	Zee News, Ltd.	239,188	301,801
TOTAL COMMON STOCKS			415,160,227

RIGHTS/WARRANTS — (0.0%)
*	Indian Hotels Co., Ltd. Rights 03/28/08 (CH3342167)	128,992	178,265
*	Indian Hotels Co., Ltd. Rights 03/28/08 (RBIFRT61)	64,496	—
TOTAL RIGHTS/WARRANTS			178,265

TOTAL — INDIA			415,338,492

INDONESIA — (2.2%)
COMMON STOCKS — (2.2%)
	PT Astra Agro Lestari Tbk	456,500	1,555,954
	PT Astra International Tbk	6,034,461	18,106,434
	PT Bank Central Asia Tbk	15,260,000	5,893,422
	PT Bank Danamon Indonesia Tbk	2,896,000	2,384,545
*	PT Bank Pan Indonesia Tbk	280,000	19,537
	PT Bumi Resources Tbk	4,150,000	3,424,035
	PT Global Mediacom Tbk	1,100,000	105,778
	PT Gudang Garam Tbk	1,962,000	1,692,064
	PT Indocement Tunggal Prakarsa Tbk	1,210,000	983,610
	PT Indofood Sukses Makmur Tbk	7,143,500	2,239,577
	PT Indosat Tbk	7,165,500	5,255,574
	PT International Nickel Indonesia Tbk	3,310,000	3,370,732
	PT Kalbe Farma Tbk	4,300,000	489,789
	PT Lippo Karawaci Tbk	229,385	18,302
	PT Medco Energi International Tbk	2,396,000	1,059,242
*	PT Panasia Indosyntec Tbk	75,100	3,728
	PT Semen Gresik Tbk	4,579,000	2,610,896
	PT Telekomunikasi Indonesia Tbk	24,537,640	25,974,498
	PT Unilever Indonesia Tbk	5,752,500	4,245,358
	PT United Tractors Tbk	2,206,000	3,155,325

TOTAL — INDONESIA			82,588,400

7

ISRAEL — (4.0%)
COMMON STOCKS — (4.0%)
	Africa-Israel Investments, Ltd.	31,387	$2,003,143
	Bank Hapoalim B.M.	2,309,640	9,868,454
	Bank Leumi Le-Israel	2,521,861	11,586,909
	Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	5,580,651
	Clal Industries, Ltd.	215,443	1,065,747
	Clal Insurance Enterprise Holdings, Ltd.	42,165	921,115
	Delek Automotive Systems, Ltd.	11,121	159,482
	Delek Group, Ltd.	4,584	737,131
	Discount Investment Corp.	66,100	1,719,381
	Elbit Systems, Ltd.	56,043	3,124,871
*	First International Bank of Israel, Ltd. (6123804)	205,277	503,440
*	First International Bank of Israel, Ltd. (6123815)	48,660	586,709
	IDB Development Corp., Ltd. Series A	55,655	1,691,082
	IDB Holding Corp., Ltd.	36,578	1,081,144
	Israel Chemicals, Ltd.	1,410,154	19,140,793
	Koor Industries, Ltd.	22,390	1,578,232
*	Makhteshim-Agan Industries, Ltd.	843,283	7,028,986
	Migdal Insurance Holdings, Ltd.	600,593	902,258
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,540,888
	Ormat Industries, Ltd.	113,997	1,478,397
	Osem Investment, Ltd.	94,181	1,072,136
	Partner Communications Co., Ltd.	124,006	2,606,064
*	Strauss Group, Ltd.	55,697	780,410
	Teva Pharmaceutical Industries, Ltd.	46,855	2,288,106
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	64,871,767
	United Mizrahi Bank, Ltd.	362,875	2,755,096

TOTAL — ISRAEL			147,672,392

MALAYSIA — (4.8%)
COMMON STOCKS — (4.8%)
	Affin Holdings Berhad	747,600	518,604
*	Airasia Berhad	1,839,000	890,095
	Alliance Financial Group Berhad	1,164,400	1,033,643
	AMMB Holdings Berhad	2,636,359	3,031,735
	Asiatic Development Berhad	573,300	1,648,091
	Batu Kawan Berhad	170,000	599,206
	Berjaya Sports Toto Berhad	1,248,800	1,995,815
	Boustead Holdings Berhad	542,900	833,727
	British American Tobacco Berhad	295,300	3,955,026
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	14,726,963
	Digi.Com Berhad	767,162	5,701,374
	EON Capital Berhad	507,100	792,691
	Fraser & Neave Holdings Berhad	61,000	148,438
	Gamuda Berhad	2,662,000	3,236,550
	Genting Berhad	3,486,500	7,375,168
	Hong Leong Bank Berhad	1,339,550	2,325,581
	Hong Leong Financial Group Berhad	638,429	924,406
	IGB Corp. Berhad	917,900	543,683
	IJM Corp. Berhad	994,800	2,233,666
	IOI Corp. Berhad	5,861,295	14,578,237
	IOI Properties Berhad	151,300	600,072
	KLCC Property Holdings Berhad	778,600	766,885
	KNM Group Berhad	1,052,500	1,979,901

8

	Kuala Lumpur Kepong Berhad	1,120,500	$6,425,792
	Lafarge Malayan Cement Berhad	626,280	1,008,274
	Magnum Corp. Berhad	1,487,600	1,543,367
	Malayan Banking Berhad	4,334,375	12,234,952
*	Malaysian Airlines System Berhad	990,467	1,265,622
	Malaysian Bulk Carriers Berhad	437,200	555,965
	Malaysian Pacific Industries Berhad	160,400	443,567
	MISC Berhad	3,003,132	8,218,652
	MMC Corp. Berhad	1,657,400	1,945,006
	Nestle (Malaysia) Berhad	229,200	1,882,577
	Oriental Holdings Berhad	241,300	433,141
*	Parkson Holdings Berhad	479,050	1,154,694
	Petronas Dagangan Berhad	747,900	1,952,496
	Petronas Gas Berhad	1,304,200	4,092,027
	Plus Expressways Berhad	3,046,800	2,952,539
*	Pos Malaysia & Services Holdings Berhad	227,300	142,488
	PPB Group Berhad	1,159,200	3,878,079
	Public Bank Berhad	1,550,201	5,091,684
	Resorts World Berhad	5,603,500	6,480,912
	RHB Capital Berhad	525,900	806,760
	Sarawak Energy Berhad	430,200	280,567
	Shell Refining Co. Federation of Malaysia Berhad	227,000	783,954
*	Sime Darby Berhad	3,961,909	14,386,650
	SP Setia Berhad	1,245,450	1,915,297
	Star Publications (Malaysia) Berhad	485,600	530,084
	Telekom Malaysia Berhad	2,832,800	10,000,694
	Tenaga Nasional Berhad	3,262,000	9,152,502
*	Transmile Group Berhad	164,000	93,133
	UEM World Berhad	911,300	977,925
	UMW Holdings Berhad	729,066	1,586,215
	United Plantations Berhad	12,600	55,860
	YTL Corp. Berhad	1,578,966	3,768,478
	YTL Power International Berhad	3,372,332	2,655,870
	Zelan Berhad	353,400	364,070

TOTAL — MALAYSIA			179,499,450

MEXICO — (8.6%)
COMMON STOCKS — (8.6%)
#	Alfa S.A.B. de C.V. Series A	640,590	4,007,426
	America Movil S.A.B. de C.V. Series L	25,236,559	76,298,766
	America Movil S.A.B. de C.V. Series L ADR	376,240	22,747,470
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	2,332,871	10,209,306
#	Cementos de Mexico S.A.B de C.V. Series B	4,347,633	11,934,679
	Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,247,221
#	Coca-Cola Femsa S.A.B. de C.V. Series L	939,600	4,936,629
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	87,127	204,191
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	806
	Corporativo Fragua S.A.B. de C.V. Series B	21	236
*	Desc S.A. de C.V. Series B	123,968	114,592
* #	Dine S.A.B. de C.V.	123,968	120,958
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,901,961
	Embotelladora Arca S.A.B. de C.V., Mexico	334,100	1,310,196
* #	Empresas ICA S.A.B. de C.V.	103,950	625,641

9

#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	$9,070,286
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	5,105,720
	Gruma S.A.B. de C.V. Series B	90,406	260,582
#	Grupo Carso S.A.B. de C.V. Series A-1	1,913,532	8,397,386
	Grupo Continental S.A.B. de C.V.	358,600	887,292
#	Grupo Elektra S.A. de C.V.	126,080	2,943,044
#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	9,456,503
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	6,898,071
*	Grupo Gigante S.A.B. de C.V. Series B	117,282	239,711
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	961,100	5,204,837
#	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	211,681
	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	19,425,468
#	Grupo Modelo S.A.B. de C.V. Series C	1,756,600	8,035,092
	Grupo Nutrisa S.A. de C.V.	129	134
*	Grupo Qumma S.A. de C.V. Series B	1,591	27
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	9,361,032
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	7,174,200
* #	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	3,161,776	4,076,949
#	Industrias Penoles S.A.B. de C.V.	324,600	7,577,031
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	980,200	4,048,015
#	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	5,295,490
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	7,300
*	Savia S.A. de C.V.	120,000	8,964
	Telefonos de Mexico S.A. de C.V. Series A	200,000	336,134
#	Telefonos de Mexico S.A.B. de C.V.	12,016,800	20,005,560
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	1,002,640
#	Vitro S.A.B. de C.V.	147,450	254,699
#	Wal-Mart de Mexico SAB de C.V. Series V	7,283,165	26,548,530

TOTAL — MEXICO			317,492,456

PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
	Aboitiz Equity Ventures, Inc.	3,075,000	523,939
	Ayala Corp. Series A	395,778	4,168,548
	Ayala Land, Inc.	15,145,418	4,304,019
*	Banco de Oro-EPCI, Inc.	1,818,808	2,346,984
	Bank of the Philippine Islands	3,533,947	4,769,943
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	219,803
	Metro Bank & Trust Co.	1,587,735	1,630,472
	Petron Corp.	4,690,000	702,334
	Philippine Long Distance Telephone Co.	147,400	10,400,307
*	Pilipino Telephone Corp.	876,000	149,048
	SM Prime Holdings, Inc.	11,376,168	2,566,076
	Universal Robina Corp.	197,900	68,849

TOTAL — PHILIPPINES			31,850,322

POLAND — (1.8%)
COMMON STOCKS — (1.8%)
	Agora SA	98,779	1,850,447
	Bank Millennium SA	1,060,975	3,384,256

10

	Bank Pekao SA	260,827	$19,565,873
	Bank Przemyslowo Handlowy BPH SA	31,526	1,157,740
	Bank Zackodni WBK SA	70,914	5,242,160
*	Bioton SA	622,844	275,143
	Browary Zywiec SA	14,585	3,849,018
*	Cersanit SA	172,287	1,947,871
*	Getin Holdings SA	473,375	2,332,592
	Grupa Lotos SA	79,817	1,155,421
	Kredyt Bank SA	197,082	1,757,514
	Mondi Packaging Paper Swiecie SA	77,963	1,684,764
*	Netia Holdings SA	390,681	667,171
*	PBG SA	3,132	426,793
*	Polski Koncern Naftowy Orlen SA	472,958	8,023,164
	Telekomunikacja Polska SA	1,112,400	10,362,880
	TVN SA	205,099	1,973,771
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	73,420

TOTAL — POLAND			65,729,998

SOUTH AFRICA — (10.0%)
COMMON STOCKS — (10.0%)
	ABSA Group, Ltd.	500,878	7,089,776
#	African Bank Investments, Ltd.	733,060	2,887,879
	African Oxygen, Ltd.	354,545	1,311,544
	African Rainbow Minerals, Ltd.	184,031	4,750,019
	Anglo American Platinum Corp., Ltd.	144,856	22,706,297
#	AngloGold Ashanti, Ltd.	402,684	14,386,906
	ArcelorMittal South Africa, Ltd.	573,955	13,611,110
	Aspen Pharmacare Holdings, Ltd.	430,278	1,697,480
#	Aveng, Ltd.	571,523	4,492,423
	Barloworld, Ltd.	325,200	3,915,833
	Bidvest Group, Ltd.	429,926	6,339,863
	Discovery Holdings, Ltd.	871,014	3,020,274
	Exxaro Resources, Ltd.	114,491	1,479,172
	FirstRand, Ltd.	6,481,316	15,338,693
	Foschini, Ltd.	316,406	1,670,684
*	Freeworld Coatings, Ltd.	325,200	406,516
	Gold Fields, Ltd.	306,889	4,286,625
	Gold Fields, Ltd. Sponsored ADR	442,200	6,274,818
*	Harmony Gold Mining Co., Ltd.	416,418	5,058,558
	Impala Platinum Holdings, Ltd.	749,481	31,014,089
	Imperial Holdings, Ltd.	289,896	2,932,603
	Investec, Ltd.	276,298	2,096,088
	JD Group, Ltd.	238,923	1,287,942
	Kumba Iron Ore, Ltd.	132,643	5,637,471
#	Liberty Group, Ltd.	320,405	3,106,212
	Massmart Holdings, Ltd.	311,299	2,847,775
	MTN Group, Ltd.	2,592,990	40,604,384
	Murray & Roberts Holdings, Ltd.	426,289	5,332,888
	Nampak, Ltd.	796,643	1,865,156
	Naspers, Ltd. Series N	585,271	11,077,194
	Nedbank Group, Ltd.	565,855	8,346,201
	Network Healthcare Holdings, Ltd.	2,027,252	2,473,561
	Pick’n Pay Stores, Ltd.	654,640	2,589,843
	Pretoria Portland Cement Co., Ltd.	1,021,327	5,545,580

11

	Reunert, Ltd.	272,528	$1,986,694
	Sanlam, Ltd.	3,763,590	8,944,083
	Sappi, Ltd.	243,332	3,007,659
	Sappi, Ltd. Sponsored ADR	99,500	1,223,850
	Sasol, Ltd. Sponsored ADR	1,029,100	52,700,211
	Shoprite Holdings, Ltd.	702,735	3,625,328
	Standard Bank Group, Ltd.	1,891,617	23,608,075
	Steinhoff International Holdings, Ltd.	1,363,005	3,130,472
	Sun International, Ltd.	138,020	2,295,359
	Telkom South Africa, Ltd.	710,238	12,664,665
	Tiger Brands, Ltd.	253,166	4,506,179
	Truworths International, Ltd.	711,817	2,398,498
#	Woolworths Holdings, Ltd.	1,313,650	2,077,761

TOTAL — SOUTH AFRICA			369,650,291

SOUTH KOREA — (9.8%)
COMMON STOCKS — (9.8%)
#	Amorepacific Corp.	3,527	2,195,675
#	Cheil Industrial, Inc.	20,690	928,062
*	CJ Cheiljedang Corp.	3,287	939,843
	Daegu Bank Co., Ltd.	58,240	796,620
	Daelim Industrial Co., Ltd.	18,800	2,925,426
#	Daewoo Engineering & Construction Co., Ltd.	256,578	5,492,108
#	Daewoo International Corp.	45,870	1,731,666
#	Daewoo Securities Co., Ltd.	103,195	2,529,081
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	5,607,394
	DC Chemical Co., Ltd.	6,626	2,371,160
	Dong Bu Insurance Co., Ltd.	22,580	894,011
* #	Doosan Corp.	8,040	1,540,588
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	4,181,581
#	Doosan Infracore Co., Ltd.	97,520	3,035,216
	GS Engineering & Construction Corp.	27,320	4,179,462
	GS Holdings Corp.	42,945	2,082,045
	Hana Financial Group, Inc.	112,261	4,981,356
	Hanjin Heavy Industries and Construction Co., Ltd.	15,169	929,299
#	Hanjin Shipping Co., Ltd.	5,822	220,370
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,285,023
*	Hanwha Chemical Corp.	8,050	147,584
	Hanwha Corp.	22,240	1,352,757
	Hite Brewery Co., Ltd.	13,530	1,681,498
*	Honam Petrochemical Corp.	1,553	151,034
* #	Hynix Semiconductor, Inc.	118,050	3,035,699
#	Hyundai Department Store Co., Ltd.	7,630	717,532
	Hyundai Development Co.	37,270	2,657,786
#	Hyundai Heavy Industries Co., Ltd.	49,890	19,757,450
* #	Hyundai Merchant Marine Co., Ltd.	24,600	1,030,241
	Hyundai Mipo Dockyard Co., Ltd.	6,322	1,778,931
	Hyundai Mobis	53,070	4,073,600
#	Hyundai Motor Co., Ltd.	122,979	8,622,934
#	Hyundai Securities Co., Ltd.	46,721	816,712
#	Hyundai Steel Co.	58,560	4,530,699
*	Kangwon Land, Inc.	150,410	3,292,756
#	KCC Corp.	7,410	4,368,719
* #	Kia Motors Corp.	263,640	2,696,034

12

	Kookmin Bank	161,175	$9,933,148
*	Kookmin Bank Sponsored ADR	117,300	7,182,279
	Korea Electric Power Corp.	295,290	10,346,290
	Korea Exchange Bank	200,200	2,799,574
	Korea Gas Corp.	47,100	3,513,182
	Korea Investment Holdings Co., Ltd.	23,530	1,276,557
	Korea Zinc Co., Ltd.	4,366	659,216
	Korean Air Co., Ltd.	3,896	294,360
#	KT Corp.	195,930	9,633,492
*	KT Freetel, Ltd.	47,030	1,226,568
	KT&G Corp.	103,590	8,546,840
#	Kumho Industrial Co., Ltd.	10,764	522,810
	LG Chemical, Ltd.	36,776	3,073,764
#	LG Corp.	136,225	9,474,680
	LG Electronics, Inc.	88,910	9,575,919
#	LG Household & Healthcare Co., Ltd.	5,120	931,177
#	LG Phillips LCD Co., Ltd.	106,110	5,041,242
*	Lotte Confectionary Co., Ltd.	350	512,927
	LS Cable, Ltd.	8,728	824,932
#	POSCO	46,060	25,334,059
#	POSCO ADR	73,100	9,890,430
	Pusan Bank	73,990	979,116
	S1 Corp.	3,130	166,198
	Samsung Corp.	77,520	4,729,069
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,740,609
	Samsung Electronics Co., Ltd.	97,139	56,940,187
	Samsung Engineering Co., Ltd.	16,857	1,759,238
	Samsung Fire and Marine Insurance, Ltd.	27,229	5,382,422
#	Samsung Heavy Industries Co., Ltd.	126,000	4,176,886
* #	Samsung SDI Co., Ltd.	24,812	1,729,928
#	Samsung Securities Co., Ltd.	33,780	2,345,588
#	Samsung Techwin Co., Ltd.	28,393	1,449,802
	Shinhan Financial Group Co., Ltd.	190,952	10,286,357
*	Shinhan Financial Group Co., Ltd. ADR	19,900	2,112,186
#	Shinsegae Co., Ltd.	10,460	6,494,852
	SK Co., Ltd.	21,194	3,766,601
	SK Energy Co., Ltd.	51,889	7,045,133
* #	SK Networks Co., Ltd.	111,390	2,211,217
	SK Telecom Co., Ltd.	56,085	11,400,244
	S-Oil Corp.	47,310	3,342,788
* #	STX Corp.	11,280	741,440
* #	STX Shipbuilding Co., Ltd.	23,910	944,525
	Woongjin Coway Co., Ltd.	13,260	445,531
#	Woori Investment & Securities Co., Ltd.	67,386	1,528,668

TOTAL — SOUTH KOREA			361,869,983

TAIWAN — (9.3%)
COMMON STOCKS — (9.3%)
	Acer, Inc.	1,935,463	3,511,535
	Advanced Semiconductor Engineering, Inc.	2,906,808	2,664,962
	Advanced Semiconductor Engineering, Inc. ADR	151,600	700,392
	Advantech Co., Ltd.	336,427	776,827
	Asia Cement Corp.	2,245,937	3,687,303
	Asustek Computer, Inc.	2,693,723	7,436,688

13

	AU Optronics Corp.	5,013,298	$9,562,308
	AU Optronics Corp. Sponsored ADR	227,796	4,346,348
	Catcher Co., Ltd.	249,116	923,926
	Cathay Financial Holdings Co., Ltd.	8,465,487	21,210,607
	Cathay Real Estate Development Co., Ltd.	692,000	458,122
	Chang Hwa Commercial Bank	3,763,796	2,351,526
	Cheng Shin Rubber Industry Co., Ltd.	852,799	1,569,461
	Cheng Uei Precision Industry Co., Ltd.	225,390	513,261
	Chi Mei Optoelectronic Corp.	4,619,528	6,076,143
	China Airlines	2,565,981	1,383,469
	China Development Financial Holding Corp.	8,525,392	3,490,990
	China Motor Co., Ltd.	1,190,196	891,017
	China Steel Corp.	8,142,745	12,030,778
*	Chinatrust Financial Holdings Co., Ltd.	6,124,283	5,475,162
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,910,999
*	CMC Magnetics Corp.	2,482,400	801,869
	Compal Communications, Inc.	270,270	504,715
	Compal Electronics, Inc.	2,763,112	2,490,337
	Delta Electronics Industrial Co., Ltd.	1,637,090	4,656,303
	D-Link Corp.	450,432	715,608
*	E.Sun Financial Holding Co., Ltd.	2,185,070	1,256,214
	Epistar Corp.	331,097	991,309
	Eternal Chemical Co., Ltd.	404,400	445,383
*	Eva Airways Corp.	2,660,444	1,460,210
	Evergreen Marine Corp., Ltd.	2,253,869	1,842,073
	Everlight Electronics Co., Ltd.	113,291	417,714
	Far East Textile, Ltd.	4,125,344	6,721,170
	Far Eastern Department Stores, Ltd.	110,000	201,165
*	Far Eastern International Bank	235,841	79,386
	First Financial Holding Co., Ltd.	5,023,209	4,484,457
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	13,186,427
	Formosa Plastics Corp.	4,721,167	12,726,779
	Formosa Taffeta Co., Ltd.	484,000	480,824
	Foxconn Technology Co., Ltd.	546,086	3,562,572
	Fubon Financial Holding Co., Ltd.	7,768,052	8,454,119
	High Tech Computer Corp.	386,227	7,973,159
	Hon Hai Precision Industry Co., Ltd.	5,183,007	30,922,443
	Hotai Motor Co., Ltd.	387,000	1,093,030
	Hua Nan Financial Holding Co., Ltd.	5,737,122	4,531,445
	Inventec Corp.	1,500,193	866,905
	Kinsus Interconnect Technology Corp.	210,100	547,992
	Largan Precision Co., Ltd.	81,855	882,355
	Lite-On Technology Corp.	1,438,205	1,964,637
* #	Macronix International ADR	9,399	43,020
	Macronix International Co., Ltd.	1,261,795	558,028
	Media Tek, Inc.	867,386	9,728,180
	Mega Financial Holding Co., Ltd.	9,477,535	6,767,607
	Mitac International Corp.	1,082,013	927,603
	Nan Ya Plastic Corp.	6,878,218	16,198,548
	Nanya Technology Co., Ltd.	3,664,634	2,109,430
*	Pacific Electric Wire & Cable Corp.	233,200	3,922
	Pan-International Industrial Corp.	196,525	352,451
	Phoenix Precision Technology Corp.	867	590
	Pou Chen Corp.	1,737,978	1,514,753
	President Chain Store Corp.	776,260	2,639,247

14

*	Qisda Corp.	1,183,990	$1,103,385
	Quanta Computer, Inc.	3,113,430	4,081,553
	Realtek Semiconductor Corp.	269,396	798,114
	Richtek Technology Corp.	69,000	608,850
	Shin Kong Financial Holding Co., Ltd.	3,336,660	2,396,026
	Siliconware Precision Industries Co., Ltd.	2,324,084	3,787,336
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	500	4,090
	SinoPac Holdings Co., Ltd.	4,399,033	1,903,189
	Sunplus Technology Co., Ltd.	240,591	268,709
	Synnex Technology International Corp.	700,331	1,716,181
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,756,022
*	Taiwan Business Bank	2,272,325	728,292
	Taiwan Cement Corp.	2,391,976	4,255,497
	Taiwan Cooperative Bank	1,263,160	1,047,769
	Taiwan Glass Industrial Corp.	1,176,915	1,370,878
	Taiwan Life Insurance Co., Ltd	242,000	405,532
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	43,297,743
*	Tatung Co., Ltd.	2,839,000	1,663,287
	Teco Electric & Machinery Co., Ltd.	250,000	140,747
	Transcend Information, Inc.	203,999	563,814
	Tung Ho Steel Enterprise Corp.	503,000	796,888
	U-Ming Marine Transport Corp.	648,860	1,784,024
	Uni-President Enterprises Corp.	2,663,801	3,824,064
	United Microelectronics Corp.	12,019,754	7,134,481
*	Via Technologies, Inc.	813,000	497,031
	Walsin Lihwa Corp.	2,278,539	1,091,932
	Wan Hai Lines Co., Ltd.	1,625,914	1,380,727
	Winbond Electronics Corp.	3,308,000	906,509
	Wintek Corp.	747,438	729,669
	Wistron Corp.	1,031,020	1,702,592
*	Ya Hsin Industrial Co., Ltd.	738,018	—
	Yageo Corp.	613,000	186,431
	Yang Ming Marine Transport Corp.	2,041,069	1,346,229
*	Yuanta Financial Holding Co., Ltd.	1,526,885	1,338,617
	Yulon Motor Co., Ltd.	1,239,250	1,674,545
	Zyxel Communication Corp.	315,070	343,366
TOTAL COMMON STOCKS			342,709,922

RIGHTS/WARRANTS — (0.0%)
*	Shin Kong Financial Holding Co., Ltd. Rights 03/27/08	184,885	24,221

TOTAL — TAIWAN			342,734,143

THAILAND — (1.8%)
COMMON STOCKS — (1.8%)
	Advance Info Service PCL (Foreign)	2,764,500	9,222,319
	Bangkok Bank PCL (Foreign)	650,000	2,746,624
#	Bangkok Bank PCL (Foreign) NVDR	1,256,200	5,188,435
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	624,340
	Bangkok Expressway PCL (Foreign)	250,000	173,948
#	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	2,779,900	2,252,183
*	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	258,000	202,465
	Banpu Coal, Ltd.	24,100	367,530
	Banpu PCL (Foreign)	132,000	2,013,026

15

	BEC World PCL (Foreign)	1,992,000	$1,740,429
	Big C Supercenter PCL (Foreign) NVDR	25,000	36,736
#	Bumrungrad Hospital PCL (Foreign)	297,000	349,134
	C.P. Seven Eleven PCL (Foreign)	2,614,700	913,795
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	485,643
	Central Pattana PCL (Foreign)	888,500	818,634
	Charoen Pokphand Foods PCL (Foreign)	7,587,100	1,113,659
	Delta Electronics (Thailand) PCL (Foreign)	1,293,510	953,437
	Hana Microelectronics PCL (Foreign)	387,400	233,855
*	Italian-Thai Development PCL	1,617,400	465,051
	Kasikornbank PCL (Foreign)	1,860,300	5,289,813
	Kasikornbank PCL (Foreign) NVDR	164,500	459,921
#	Krung Thai Bank PCL (Foreign)	10,520,070	3,576,322
	Land & Houses PCL (Foreign)	2,130,310	615,912
	Land and Houses PCL (Foreign) NVDR	3,647,800	979,314
	Precious Shipping PCL	559,500	497,728
	Precious Shipping PCL (Foreign) NVDR	320,400	285,026
*	PTT Aromatics & Refining PCL (Foreign)	1,381,437	1,854,351
	PTT Chemical PCL (Foreign)	851,560	3,192,505
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,458,000	2,038,189
	Sahaviriya Steel Industries PCL (Foreign)	1,694,000	48,977
#	Siam Cement PCL (Foreign) (6609906)	270,000	1,852,899
#	Siam Cement PCL (Foreign) (6806387)	257,213	1,961,275
	Siam Commercial Bank PCL (Foreign)	1,784,166	4,959,953
	Siam Makro PCL (Foreign)	112,500	352,065
	Thai Oil PCL (Foreign)	1,175,600	2,950,672
#	Thai Union Frozen Products PCL (Foreign)	1,352,020	876,289
	Thanachart Capital PCL (Foreign)	890,550	435,726
	The Siam Cement PCL (Foreign)	377,100	2,587,882
#	Thoresen Thai Agencies PCL (Foreign)	276,000	420,905
*	TMB Bank PCL (Foreign)	22,454,501	941,698
*	True Corp. PCL (Foreign)	3,537,200	606,859
TOTAL COMMON STOCKS			66,685,524

RIGHTS/WARRANTS — (0.0%)
*	True Corp. PCL (Foreign) Rights 03/31/08	1,444,563	—

TOTAL — THAILAND			66,685,524

TURKEY — (2.7%)
COMMON STOCKS — (2.7%)
	Akbank T.A.S.	2,662,780	14,095,778
	Akcansa Cimento Sanayi ve Ticaret A.S.	72,188	333,261
	Aksigorta A.S.	177,399	880,671
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	690,222	7,609,222
	Arcelik A.S	289,702	1,631,420
*	Dogan Sirketler Grubu Holding A.S.	1,473,018	1,853,365
*	Dogan Yayin Holding A.S.	551,734	1,394,570
	Enka Insaat ve Sanayi A.S.	565,775	8,512,641
	Eregli Demir ve Celik Fabrikalari Turk A.S.	706,316	4,966,511
	Ford Otomotiv Sanayi A.S.	226,033	2,129,823
*	Koc Holding A.S. Series B	1,029,108	3,875,777
	Migros Turk A.S.	120,891	1,899,880
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	433,585

16

	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	$7,349,493
*	Turk Ekonomi Bankasi A.S.	202,536	323,149
	Turk Sise ve Cam Fabrikalari A.S.	1,020,678	1,570,189
	Turkcell Iletisim Hizmetleri A.S.	257,680	2,545,980
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	3,698,718
	Turkiye Garanti Bankasi A.S.	2,676,148	15,871,036
	Turkiye Is Bankasi A.S.	2,860,249	13,119,261
*	Yapi ve Kredi Bankasi A.S.	2,116,764	4,784,631

TOTAL — TURKEY			98,878,961

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $9,655,000 FNMA 6.50%, 08/01/36, valued at $8,422,013) to be repurchased at $8,296,032	$8,294	8,294,000

SECURITIES LENDING COLLATERAL — (9.7%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $104,904,171 FHLMC 4.725%(r), 09/01/35 & FNMA 5.900%, 08/01/37 & 6.000%, 10/01/37, valued at $102,000,000) to be repurchased at $100,026,500	100,000	100,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $326,855,872 FHLMC, rates ranging from 4.757%(r) to 6.500%, maturities ranging from 06/01/35 to 01/01/38; FNMA, rates ranging from 4.554%(r) to 6.017%(r), maturities ranging from 11/01/33 to 11/01/46; & GNMA 7.000%, 09/15/37, valued at $263,964,736) to be repurchased at $258,857,535	258,789	258,788,956
TOTAL SECURITIES LENDING COLLATERAL		358,788,956

TOTAL INVESTMENTS - (100.0%)
(Cost $2,051,049,078) ##		$3,696,830,733

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,223,059,441
Level 2 – Other Significant Observable Inputs	2,473,771,292
Level 3 – Significant Unobservable Inputs	—
Total	$3,696,830,733

17

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	1,007	$1,374
	Banco Macro SA	213,986	510,914
*	Capex SA Series A	26,370	196,242
*	Carboclor SA	50,662	25,763
*	Celulosa Argentina SA Series B	8,473	13,742
*	Central Puerto SA Series B	61,000	111,597
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	349,720
	Dycasa SA Series B	23,052	32,523
*	Endesa Costanera SA Series B	50,000	65,891
	Ferrum SA de Ceramica y Metalurgica Series B	36,599	46,530
	Fiplasto SA	21,500	12,667
*	Grupo Estrella SA Series B	30,460	10,484
	Importadora y Exportadora de la Patagonia Series B	24,999	209,681
	Introductora de Buenos Aires SA Series A	9,832	4,390
*	IRSA Inversiones y Representaciones SA	379,635	517,952
*	Juan Minetti SA	131,531	95,844
	Ledesma S.A.A.I.	387,128	657,817
*	MetroGas SA Series B	90,000	35,163
*	Polledo SA Industria Constructora y FinancierA	88,891	16,924
	Solvay Indupa S.A.I.C.	440,500	740,313
TOTAL COMMON STOCKS			3,655,531

RIGHTS/WARRANTS — (0.0%)
*	Cresud SA Comercial Industrial Financiera y Agropecuaria Rights 03/18/08	201,401	31,225

TOTAL — ARGENTINA			3,686,756

BRAZIL — (10.1%)
COMMON STOCKS — (1.3%)
	Acos Villares SA Avil	120,000	61,025
	ArcelorMittal Inox Brasil SA	4,290	243,534
	Cia de Saneamento do Parana	163,800	251,836
	Companhia de Concessoes Radoviarias	44,200	754,048
	Energias do Brazil SA	8,202	126,345
	Eternit SA	290,970	1,242,270
*	Globex Utilidades SA	58,737	1,094,090
*	Gradiente Electronica SA	2,600	7,334
*	IdeiasNet SA	205,300	725,974
	Industrias Romi SA	12,600	125,918
*	M&G Poliester SA	640,780	71,993
*	Mangels Industrial SA	7,300	158,855
	Metalurgica Gerdau SA	2,907	122,049

1

	Perdigao SA	370,175	$8,998,825
#	Perdigao SA ADR	71,200	3,403,360
	Sao Paulo Alpargatas SA	5,100	422,210
	Weg SA	97,000	1,304,920
TOTAL COMMON STOCKS			19,114,586

PREFERRED STOCKS — (8.8%)
	ArcelorMittal Inox Brasil SA	124,376	7,079,672
	Banco Mercantil do Brasil SA	6,500	67,648
*	Bardella SA Industrias Mecanicas	1,100	128,792
	Braskem SA Preferred A	146,000	1,238,034
#	Braskem SA Special Preferred A Sponsored ADR	301,000	5,083,890
	Centrais Electricas de Santa Catarina SA	80,900	1,972,867
	Companhai Energetica do Ceara Coelce Series A	128,000	1,756,017
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	21,800	945,902
	Companhia de Tecidos Norte de Minas	184,142	1,039,889
	Companhia Paranaense de Energia-Copel Series B	478,800	7,788,888
#	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	256,276
	Confab Industrial SA	634,253	2,062,794
	Duratex SA	370,000	7,548,341
	Eletropaulo Metropolita SA Preferred A	69,600,000	5,572,610
*	Empressa Metropolitanade Aguas e Energia SA	24,000	170,303
	Energisa SA Prf NPV	27,760	151,021
	Forjas Taurus SA	203,700	1,088,905
	Fras-Le SA	20,200	60,561
	Gol Linhas Aereas Inteligentes SA	81,900	1,418,031
*	Industria de Bebidas Antarctica Polar SA	23,000	35,702
*	Inepar Industria e Construcoes SA	21,390	524,916
	Klabin SA	3,038,300	10,276,788
	Lojas Americanas SA	288,703	2,629,074
	Magnesita SA Series A	87,900,000	2,923,243
*	Magnesita SA Series C	202,338	5,982
	Mahle-Metal Leve SA Industria e Comercio	28,666	522,094
	Marcopolo SA	506,800	2,106,797
	Metalurgica Gerdau SA	165,229	7,279,026
*	Net Servicos de Comunicacao SA	400,902	4,411,795
* #	Net Servicos de Comunicacao SA Preferred ADR	176,445	1,930,308
*	Paranapanema SA	119,150	1,074,471
	Petroquimica Uniao SA	32,400	280,681
	Randon e Participacoes SA	302,600	2,862,989
	Rasip Agro-Pastoril SA	51,000	17,793
*	SA Fabrica de Produtos Alimenticios Vigor	225,000	385,844
	Sadia SA	1,138,000	6,433,256
#	Sadia SA ADR	300,000	5,067,000
*	Santista Textil SA	16,400	250,495
	Sao Paulo Alpargatas SA	26,200	1,623,653
	Saraiva Livreiros Editores	59,000	1,088,173
*	Sharp SA Equipamentos Eletronicos	30,200,000	357
	Suzano Papel e Celullose SA	617,034	9,650,848
	Suzano Petroquimica SA	531,705	3,235,317
*	Tele Norte Celular Participacoes SA	10,990	170,852
	Telemig Celular Participacoes SA	86,801	2,694,727
	Ultrapar Participacoes SA	285,341	10,663,816

2

	Uniao de Industrias Petroquimicas SA Series B	2,060,709	$1,974,069
*	Varig Participacoes Em Transportes	122,026	1,082
*	Varig Particpacoes Em Servicos	116,823	900
	Vivo Participacoes SA	527,112	3,179,317
	Votorantim Celulose e Papel SA	12,623	395,761
#	Votorantim Celulose e Papel SA Sponsored ADR	155,700	4,898,322
	Whirlpool SA	301,516	618,686
TOTAL PREFERRED STOCKS			134,644,575

RIGHTS/WARRANTS — (0.0%)
*	Net Servicos de Comunicacao SA Rights 03/07/08	4,407	313

TOTAL — BRAZIL			153,759,474

CHILE — (1.4%)
COMMON STOCKS — (1.4%)
	Banmedica SA	1,355,107	1,722,758
	Cementos Bio-Bio SA	454,753	1,080,245
	Cintac SA	305,977	174,979
	Compania de Consumidores de Gas Santiago SA	69,187	329,462
*	Compania SudAmericana de Vapores SA	1,682,905	3,327,684
	CorpBanca SA	466,016,129	3,074,999
	Cristalerias de Chile SA	170,424	2,016,262
	Empresas Iansa SA	9,232,481	700,584
	Farmacias Ahumada SA	275,876	1,183,236
	Industrias Forestales SA	20,000	5,642
	Madeco SA	14,534,460	1,647,974
	Madeco SA Sponsored ADR	22,200	242,868
	Masisa SA	5,065,669	1,075,194
	Parque Arauco SA	1,284,368	1,426,605
	Soquimic Comercial SA	562,478	282,074
	Vina de Concha y Toro SA	1,256,613	2,540,036
#	Vina de Concha y Toro SA Sponsored ADR	7,386	294,997
*	Vina San Pedro SA	40,113,498	330,860

TOTAL — CHILE			21,456,459

CHINA — (6.8%)
COMMON STOCKS — (6.8%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	18,567
#	AMVIG Holdings, Ltd.	1,115,100	1,221,285
* #	Anhui Expressway Co., Ltd.	674,000	563,209
* #	AviChina Industry and Technology Co., Ltd.	1,904,000	481,606
*	Baoye Group Co., Ltd.	428,000	362,309
* #	Beijing Capital Land, Ltd.	1,368,000	671,282
	Beijing Enterprises Holdings, Ltd.	96,000	394,240
* #	Brilliance China Automotive Holdings, Ltd.	6,694,000	1,321,831
#	Byd Co., Ltd.	1,102,000	2,062,250
	Catic Shenzhen Holdings, Ltd.	324,000	246,740
	Chaoda Modern Agriculture	4,767,631	5,349,836
* #	China Aerospace International Holdings, Ltd.	2,933,900	376,587
#	China Everbright International, Ltd.	4,041,800	1,932,521
* #	China Foods, Ltd.	1,719,200	1,048,794
#	China Gas Holdings, Ltd.	3,701,500	1,211,810

3

#	China Green (Holdings), Ltd.	1,119,800	$1,286,559
*	China Haidian Holdings, Ltd.	2,455,000	226,386
#	China Infrastructure Machinery Holdings, Ltd.	1,407,000	2,197,904
*	China Insurance International Holdings Co., Ltd.	333,000	860,997
* #	China Mining Resources Group, Ltd.	7,433,900	1,093,962
* #	China Pharmaceutical Group, Ltd.	2,108,000	639,402
#	China Power International Development, Ltd.	4,564,200	1,729,118
	China Rare Earth Holdings, Ltd.	2,050,300	455,256
#	China Shineway Pharmaceutical Group, Ltd.	460,200	293,572
#	China State Construction International Holdings, Ltd.	770,000	1,383,062
	China Travel International Investment Hong Kong, Ltd.	5,244,000	2,824,388
#	China Yurun Food Group, Ltd.	1,835,000	2,276,153
* #	Chongqing Iron and Steel Co., Ltd.	736,000	303,622
*	CITIC 21CN Co., Ltd.	4,363,200	366,140
* #	CITIC Resources Holdings, Ltd.	5,374,000	2,413,466
	CNPC (Hong Kong), Ltd.	6,030,000	3,323,148
	Comba Telecom Systems Holdings, Ltd.	1,215,600	329,307
	COSCO International Holdings, Ltd.	1,515,000	1,191,778
* #	Dalian Port (PDA) Co., Ltd.	1,856,000	1,101,150
#	Digital China Holdings, Ltd.	443,800	336,065
#	Dynasty Fine Wines Group, Ltd.	1,744,600	457,473
*	Enerchina Holdings, Ltd.	1,881,945	69,101
*	First Tractor Co., Ltd.	432,000	305,643
* #	Founder Holdings, Ltd.	562,900	31,050
#	FU JI Food & Catering Services	648,800	1,143,608
#	Geely Automobile Holdings, Ltd.	7,146,900	730,849
	Global Bio-Chem Technology Group Co., Ltd.	4,331,400	1,784,156
* #	Golden Eagle Retail Group, Ltd.	2,489,000	2,570,739
*	Great Wall Motor Co., Ltd.	567,500	658,581
*	Great Wall Technology Co., Ltd.	442,000	117,112
	Guangdong Investment, Ltd.	6,796,000	3,584,515
*	Guangzhou Pharmaceutical Co., Ltd.	302,000	252,928
	GZI Transport, Ltd.	1,937,300	1,012,465
#	Hainan Meilan International Airport Co., Ltd.	331,000	384,812
*	Harbin Power Equipment Co., Ltd.	704,000	1,558,325
#	Hengan International Group Co., Ltd.	79,000	311,285
#	HKC (Holdings), Ltd.	9,919,657	2,218,164
#	Hopson Development Holdings, Ltd.	1,404,000	2,334,837
* #	Hunan Non-Ferrous Metal Corp., Ltd.	3,800,000	1,934,425
* #	Jingwei Textile Machinery Co., Ltd.	234,000	80,354
#	Kingway Brewery Holdings, Ltd.	1,595,800	392,435
#	Li Ning Co., Ltd.	2,099,000	6,463,807
#	Lianhua Supermarket Holdings Co., Ltd.	284,000	395,771
* #	Lingbao Gold Co., Ltd.	430,000	255,512
#	Mingyuan Medicare Development Co., Ltd.	3,561,900	630,284
	Minmetals Resources, Ltd.	1,922,000	872,555
*	Nanjing Panda Electronics Co., Ltd.	284,000	82,288
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,042,703
*	Qingling Motors Co., Ltd.	1,700,000	302,729
* #	Semiconductor Manufacturing International Corp	43,249,000	3,470,115
* #	Shandong Molong Petroleum Machinery Co., Ltd.	1,592,000	257,692
* #	Shanghai Prime Machinery Co., Ltd.	796,000	252,435
*	Shenji Kunming Machine Tool Co., Ltd.	155,000	186,739
*	Shenzhen Expressway Co., Ltd.	2,150,000	2,003,855
#	Shenzhen International Holdings, Ltd.	16,364,300	1,807,603

4

	Shenzhen Investment, Ltd.	4,946,000	$2,640,401
*	Shenzhou International Group	1,095,000	373,321
	Shougang Concord International Enterprises Co., Ltd.	9,238,100	2,626,254
	Sichuan Expressway Co., Ltd.	1,154,000	476,541
	SinoCom Software Group, Ltd.	1,439,200	291,508
	Sinolink Worldwide Holdings, Ltd.	3,655,300	612,806
#	Sinopec Kantons Holdings, Ltd.	1,368,300	248,309
#	Sinotrans, Ltd.	4,013,000	1,243,053
	Skyworth Digital Holdings, Ltd.	3,244,300	358,630
	SRE Group, Ltd.	2,946,000	606,403
#	Stone Group Holdings, Ltd.	2,446,000	193,736
* #	TCL Communication Technology Holdings, Ltd.	8,987,000	335,216
* #	TCL Multimedia Technology Holdings, Ltd.	8,168,700	468,631
* #	Tianjin Capital Environmental Protection	442,000	199,963
	Tianjin Development Holdings, Ltd.	1,239,800	1,122,355
* #	Towngas China Co., Ltd.	2,388,000	1,068,766
	TPV Technology, Ltd.	3,750,000	2,247,423
* #	Travelsky Technology, Ltd.	1,646,000	1,381,444
*	Weiqiao Textile Co., Ltd.	1,164,000	1,616,303
*	Xiamen International Port Co., Ltd.	1,402,000	450,860
*	Xinao Gas Holdings, Ltd.	1,626,000	3,006,410
* #	Xiwang Sugar Holdings Co., Ltd.	1,138,000	522,146
*	Zhejiang Glass Co., Ltd.	441,000	389,704
TOTAL COMMON STOCKS			104,331,430

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Warrants 02/27/09	96,857	24,273
*	HKC (Holdings), Ltd. Warrants 11/30/09	512,466	23,709
TOTAL RIGHTS/WARRANTS			47,982

TOTAL — CHINA			104,379,412

HUNGARY — (0.4%)
COMMON STOCKS — (0.4%)
*	Danubius Hotel & Spa NYRT	47,091	2,062,977
* #	Fotex NYRT	299,751	1,185,922
* #	Pannonplast NYRT	197,205	1,750,856
*	RABA Automotive Holding NYRT	102,964	1,081,925
* #	Synergon Information Systems	37,006	331,319
	Zwack Unicum NYRT	1,100	99,839

TOTAL — HUNGARY			6,512,838

INDIA — (11.2%)
COMMON STOCKS — (11.2%)
*	3M India, Ltd.	4,899	229,547
*	Abhishek Industries, Ltd.	216,492	103,495
	Adlabs Films, Ltd.	66,472	1,368,344
	Ador Welding, Ltd.	17,588	76,773
	Aftek, Ltd.	125,900	162,342
*	Agro Tech Foods, Ltd.	39,674	156,114
	Alembic, Ltd.	329,290	443,145
	Alfa Laval (India), Ltd.	7,075	166,378

5

	Alok Industries, Ltd.	315,146	$536,641
	Ansal Properties & Infrastructure, Ltd.	196,315	1,034,748
	Apollo Hospitals Enterprise, Ltd.	124,821	1,523,746
	Apollo Tyres, Ltd.	880,050	949,980
*	Aptech, Ltd.	69,254	390,277
*	Arvind Mills, Ltd.	279,573	336,984
	Asahi India Glass, Ltd.	319,030	682,875
	Ashapura Minechem, Ltd.	134,220	901,189
	Asian Electronics, Ltd.	47,354	308,796
	Asian Hotels, Ltd.	26,208	438,207
	Astra Microwave Products, Ltd.	130,514	353,676
	Aurobindo Pharma, Ltd.	108,294	875,575
	Automotive Axles, Ltd.	19,185	246,702
	Avaya GlobalConnect, Ltd.	27,160	139,710
	Aventis Pharma, Ltd.	23,466	550,183
	Aztecsoft, Ltd.	76,802	150,508
	Bajaj Auto Finance, Ltd.	54,772	569,752
	Bajaj Hindusthan, Ltd.	81,444	493,975
	Balaji Telefilms, Ltd.	131,073	681,831
	Ballarpur Industries, Ltd.	340,543	1,165,072
	Balmer Lawrie & Co., Ltd.	23,290	228,950
*	Balrampur Chini Mills, Ltd.	876,659	2,011,702
	Bank of Maharashtra, Ltd.	660,031	894,893
	Bank of Rajasthan, Ltd.	215,182	905,241
	Bannari Amman Sugars, Ltd.	15,919	394,801
	BASF India, Ltd.	53,833	311,866
*	Bata India, Ltd.	86,199	348,948
	Berger Paints India, Ltd.	606,884	611,255
	Bharati Shipyard, Ltd.	50,252	788,852
	Bhushan Steel & Strips, Ltd.	82,431	2,054,520
	Birla Corp., Ltd.	190,628	1,061,426
	Blue Dart Express, Ltd.	16,011	240,495
	Blue Star, Ltd.	137,056	1,596,309
	BOC India, Ltd.	110,022	429,267
*	Bombay Burmah Trading Co.	10,000	130,558
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,358,532
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	450,811
	Bosch Chassis Systems India	17,108	277,138
	Britannia Industries, Ltd.	30,375	1,027,554
	Cadila Healthcare, Ltd.	65,306	420,386
*	Cambridge Solutions, Ltd.	130,152	164,362
	Carborundum Universal, Ltd.	152,175	545,848
	Ceat, Ltd.	82,619	281,020
	Century Enka, Ltd.	37,178	115,774
	CESC, Ltd.	164,998	2,148,931
	Chambal Fertilizers & Chemicals, Ltd.	850,651	1,215,846
*	Chemplast Sanmar, Ltd.	79,745	19,542
	Chennai Petroleum Corp., Ltd.	231,113	1,695,479
*	Chi Investments, Ltd.	27,539	—
	Cholamandalam DBS Finance, Ltd.	42,010	220,863
	City Union Bank, Ltd.	504,250	479,239
	Clariant Chemicals (India), Ltd.	25,417	166,848
	CMC, Ltd.	29,521	666,295
	Coromandel Fertilisers, Ltd.	236,478	742,305
	Cranes Software International, Ltd.	182,944	566,142

6

	CRISIL, Ltd.	10,145	$847,832
*	Dabur Pharma, Ltd.	244,393	381,771
	Dalmia Cement (Bharat), Ltd.	60,289	543,906
	DCM Shriram Consolidated, Ltd.	258,455	457,268
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	555,252
	Dhampur Sugar Mills, Ltd.	67,667	99,920
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,208,107
	E.I.D. - Parry (India), Ltd.	178,726	798,262
	Eicher Motors, Ltd.	51,963	361,133
	EIH, Ltd.	158,145	672,552
	Elder Pharmaceuticals, Ltd.	45,749	427,173
	Electrosteel Casings, Ltd.	384,060	547,433
	Elgi Equipments, Ltd.	112,237	162,549
	Esab India, Ltd.	31,753	373,005
*	Escorts, Ltd.	105,268	273,851
*	Essel Propack, Ltd.	229,455	261,892
*	Eveready Industries (India), Ltd.	149,446	186,634
	Exide Industries, Ltd.	1,222,682	2,259,469
	FAG Bearings (India), Ltd.	26,817	379,483
	FDC, Ltd.	423,054	334,793
	Federal Bank, Ltd.	279,298	2,033,919
	Finolex Cables, Ltd.	253,437	552,470
	Finolex Industries, Ltd.	229,394	431,069
	Gammon India, Ltd.	141,799	1,727,278
	Geodesic Information Systems, Ltd.	144,811	675,922
	Geometric, Ltd.	103,884	173,303
	GHCL, Ltd.	194,236	584,817
	Gillette India, Ltd.	8,591	187,240
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	849,728
	Godfrey Phillips India, Ltd.	2,778	88,212
	Godrej Consumer Products, Ltd.	258,703	863,069
*	Goetze (India), Ltd.	60,504	132,458
	Graphite India, Ltd.	221,802	293,974
	Great Eastern Shipping Co., Ltd.	68,888	704,486
	Greaves Cotton, Ltd.	123,608	795,580
*	GTL Infrastructure, Ltd.	516,486	702,844
	GTL, Ltd.	258,243	1,589,583
	Gujarat Alkalies & Chemicals, Ltd.	135,835	576,678
	Gujarat Ambuja Exports, Ltd.	180,510	262,209
	Gujarat Fluorochemicals, Ltd.	164,960	1,003,271
	Gujarat Gas Co., Ltd.	85,660	671,600
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	1,104,400
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	802,505
	H.E.G., Ltd.	76,619	623,974
	HCL Infosystems, Ltd.	280,963	1,463,912
	Helios & Matheson Information Technology, Ltd.	30,779	68,166
	Hexaware Technologies, Ltd.	234,745	430,214
	Hikal, Ltd.	17,498	171,886
*	Himachal Futuristic Communications, Ltd.	1,315,900	742,979
	Himatsingka Seide, Ltd.	115,558	228,691
	Hinduja Ventures, Ltd.	36,075	482,401
	Hindustan Construction Co., Ltd.	512,201	2,084,890
*	Hindustan Motors, Ltd.	280,005	269,379
*	Hindustan Oil Exploration Co., Ltd.	207,036	564,667
	Hindustan Sanitaryware & Industries, Ltd.	69,904	99,135

7

	Honeywell Automation India, Ltd.	6,781	$291,159
	Hotel Leelaventure, Ltd.	852,415	1,067,258
	HTMT Global Solutions, Ltd.	36,075	270,328
	ICI India, Ltd.	50,985	712,112
	iGate Global Solutions, Ltd.	46,346	474,868
	India Glycols, Ltd.	47,189	329,186
	Indo Rama Synthetics (India), Ltd.	136,867	147,880
	Indoco Remedies, Ltd.	12,300	84,176
	IndusInd Bank, Ltd.	447,357	1,093,394
	Infomedia India, Ltd.	23,790	133,810
	Infotech Enterprises, Ltd.	87,418	598,359
	Ipca Laboratories, Ltd.	55,746	862,386
*	Ispat Industries, Ltd.	930,933	985,602
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	199,362
	Jain Irrigation Systems, Ltd.	111,368	1,969,747
	Jammu & Kashmir Bank, Ltd.	87,581	1,524,441
	JBF Industries, Ltd.	99,101	349,093
	Jindal Poly Films, Ltd.	29,404	159,167
*	Jindal Saw, Ltd.	86,416	1,859,170
	Jindal Stainless, Ltd.	232,194	894,280
	JK Tyre and Industries, Ltd.	50,801	174,864
	Jubilant Organosys, Ltd.	91,504	809,544
	Jyoti Structures, Ltd.	135,753	686,823
	K.S.B. Pumps, Ltd.	15,895	142,788
	Kajaria Ceram	52,155	38,884
	Karnataka Bank, Ltd.	198,190	1,285,105
	Karur Vysya Bank, Ltd.	103,349	1,104,316
	KEC International, Ltd.	50,258	913,539
	Kesoram Industries, Ltd.	83,108	823,217
	Kirloskar Oil Engines, Ltd.	374,592	1,045,780
*	Konark Minerals, Ltd.	168,582	25,488
	KPIT Cummins Infosystems, Ltd.	141,710	290,706
	Lakshmi Machine Works, Ltd.	5,560	279,431
	Lanxess ABS, Ltd.	23,441	115,594
	LIC Housing Finance, Ltd.	148,431	1,122,402
	Macmillan India, Ltd.	8,169	34,280
	Madras Cements, Ltd.	1,770	157,961
	Maharashtra Scooters, Ltd.	4,550	36,627
	Maharashtra Seamless, Ltd.	99,628	828,401
	Mahindra Lifespace Developers, Ltd.	56,900	793,884
	Mahindra Ugine Steel Co., Ltd.	21,140	37,614
	Mangalam Cement, Ltd.	49,704	172,657
	Marico, Ltd.	1,201,360	1,862,845
	Mastek, Ltd.	66,016	443,986
*	Matrix Laboratories, Ltd.	400,039	1,887,580
*	MAX India, Ltd.	261,485	1,291,200
*	Megasoft, Ltd.	21,301	56,052
	Mercator Lines, Ltd.	350,017	871,810
	Merck, Ltd.	20,256	177,990
	Micro Inks, Ltd.	11,233	84,524
	MIRC Electronics, Ltd.	233,585	133,065
	Monnet Ispat, Ltd.	67,091	757,236
	Monsanto India, Ltd.	11,378	506,570
	Moser Baer (India), Ltd.	372,370	1,617,008
	Motherson Sumi Systems, Ltd.	666,405	1,757,173

8

	Mphasis, Ltd.	214,746	$1,202,735
	MRF, Ltd.	7,798	875,248
	Mukand, Ltd.	111,752	273,114
	Mukta Arts, Ltd.	1,572	5,546
*	Mysore Cements, Ltd.	274,729	268,457
	Nagarjuna Construction Co., Ltd.	309,858	2,067,205
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	1,051,347
*	Nahar Capital & Financial Services, Ltd.	31,896	—
*	Nahar Exports, Ltd.	45,938	28,521
	Nahar Spinning Mills, Ltd.	67,990	115,232
	Natco Pharma, Ltd.	42,713	116,526
	Navneet Publications (India), Ltd.	67,988	203,776
*	NELCO, Ltd.	40,558	113,793
*	Netflier Finco, Ltd.	16,933	15,653
	NIIT Technologies, Ltd.	114,330	367,159
	NIIT, Ltd.	340,635	1,037,851
	Nirma, Ltd.	28,800	131,034
	NOCIL, Ltd.	307,183	231,242
	Nucleus Software Exports, Ltd.	42,062	290,534
	OCL India, Ltd.	56,194	304,231
*	OCL Iron & Steel, Ltd.	168,582	25,488
*	Octav Invest	4,020	—
	Omax Autos, Ltd.	40,939	56,729
	Opto Circuits India, Ltd.	192,637	1,958,275
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	704,458
	Orient Paper and Industries, Ltd.	296,620	360,740
	Panacea Biotec, Ltd.	131,578	1,039,948
	Pantaloon Retail India, Ltd.	2,575	33,298
	Patel Engineering, Ltd.	97,383	1,822,544
	Petronet LNG, Ltd.	624,101	1,130,617
	Pfizer, Ltd.	71,204	1,188,014
	Pidilite Industries, Ltd.	481,710	1,902,598
	Polaris Software Lab, Ltd.	157,531	341,849
	Praj Industries, Ltd.	268,545	1,170,446
	Pricol, Ltd.	132,536	82,212
	Prism Cements, Ltd.	596,393	705,833
	PSL, Ltd.	63,467	587,255
	PTC India, Ltd.	264,901	769,509
*	Punjab Tractors, Ltd.	28,848	201,449
	Radico Khaitan, Ltd.	218,080	583,870
*	Rain Commodities, Ltd.	76,883	398,854
	Rallis India, Ltd.	26,769	282,736
*	Rama Newsprint & Papers, Ltd.	83,017	66,786
	Raymond, Ltd.	98,113	824,747
*	REI Agro, Ltd.	107,592	3,873,402
	Reliance Industrial Infrastructure, Ltd.	24,104	818,068
	Rico Auto Industries, Ltd.	202,391	173,851
	Rolta India, Ltd.	266,216	1,981,845
	Ruchi Soya Industries, Ltd.	371,710	1,089,140
	Sakthi Sugars, Ltd.	61,507	115,998
*	Saregama India, Ltd.	27,039	115,105
*	SEAMEC, Ltd.	58,658	246,067
*	Selectron EMS India, Ltd.	9,432	—
	Shanthi Gears, Ltd.	79,510	136,602
	Shasun Chemicals & Drugs, Ltd.	54,483	82,232

9

	Shree Precoated Steel, Ltd.	111,700	$665,795
	Shriram Transport Finance Co., Ltd.	301,310	2,895,183
*	Shyam Telekink, Ltd.	470,508	51,965
*	Sicagen India, Ltd.	41,648	—
*	Sical Logistics, Ltd.	41,648	225,624
	SKF India, Ltd.	95,810	848,207
*	Solectron Centum Electronics, Ltd.	18,865	61,435
	Sona Koyo Steering Systems, Ltd.	174,060	223,266
	Sonata Software, Ltd.	155,438	153,455
	South India Bank, Ltd.	189,050	847,487
	SREI Infrastructure Finance, Ltd.	186,033	875,788
	SRF, Ltd.	118,415	342,693
*	SSI, Ltd.	13,697	48,198
	Sterling Biotech, Ltd.	469,728	1,776,956
	Sterlite Technologies, Ltd.	95,694	477,053
	Strides Arcolab, Ltd.	64,472	252,787
	Subex, Ltd.	59,420	393,597
	Subros, Ltd.	109,780	121,646
	Sundaram-Clayton, Ltd.	3,890	62,749
	Sundram Fastners, Ltd.	465,052	449,769
	Supreme Industries, Ltd.	22,265	140,527
	Supreme Petrochem, Ltd.	144,830	89,548
*	Swaraj Engines, Ltd.	3,100	22,569
	Syndicate Bank	375,000	898,647
	Taj GVK Hotels and Resorts, Ltd.	83,666	274,094
	Tata Elxsi, Ltd.	67,874	341,592
	Tata Investment Corp., Ltd.	50,540	711,114
	Tata Metaliks, Ltd.	42,871	169,731
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	1,892,933
	Tele Data Informatics, Ltd.	304,790	158,615
*	Teledata Marine Solutions, Ltd.	152,395	130,439
*	Teledata Technology Solution	152,395	130,439
	Texmaco, Ltd.	21,569	861,618
	Thomas Cook (India), Ltd.	99,630	196,905
	Torrent Pharmaceuticals, Ltd.	194,766	756,220
	Torrent Power, Ltd.	49,230	178,394
	Trent, Ltd.	18,895	267,613
	Tube Investments of India, Ltd.	338,984	514,195
	TVS Motor Co., Ltd.	419,055	447,955
	Unichem Laboratories, Ltd.	64,944	244,260
	Usha Martin, Ltd.	433,015	1,029,304
*	Uttam Galva Steels, Ltd.	127,929	144,734
	Vardhman Textiles, Ltd.	76,291	223,458
	Varun Shipping Co.	261,746	503,775
	Vesuvius India, Ltd.	12,502	72,817
*	Welspun India, Ltd.	92,659	142,145
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	3,161,863
	Wockhardt, Ltd.	52,983	438,275
	Wyeth, Ltd.	40,457	505,165
	Zensar Technologies, Ltd.	41,117	129,754
	Zuari Industries, Ltd.	55,762	427,353
TOTAL COMMON STOCKS			170,699,952

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	117,409

10

RIGHTS/WARRANTS — (0.0%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	9,548	$15,450

TOTAL — INDIA			170,832,811

INDONESIA — (3.4%)
COMMON STOCKS — (3.4%)
	PT Apexindo Pratama Tbk	2,187,000	429,771
*	PT Asahimas Flat Glass Tbk	1,012,000	342,476
	PT Astra Graphia Tbk	4,549,000	254,728
*	PT Bakrie & Brothers Tbk	59,706,500	2,211,123
*	PT Bakrieland Development Tbk	42,469,250	3,033,808
	PT Bank Niaga Tbk	26,487,500	2,160,287
*	PT Bank Pan Indonesia Tbk	27,710,375	1,933,484
*	PT Batu Buana Tbk	77,715	1,448
	PT Berlian Laju Tanker Tbk	11,737,700	3,080,649
	PT Bhakti Investama Tbk	24,551,100	1,899,555
	PT Budi Acid Jaya Tbk	7,007,000	215,238
	PT Charoen Pokphand Indonesia Tbk	7,948,500	842,102
*	PT Ciputra Surya Tbk	4,402,000	369,756
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	1,271,998
*	PT Clipan Finance Indonesia Tbk	3,133,000	103,415
*	PT Davomas Adabi Tbk	41,920,000	1,333,898
*	PT Delta Dunia Petronda Tbk	6,110,000	732,014
*	PT Dynaplast Tbk	1,038,000	85,880
*	PT Energi Mega Persada Tbk	21,587,000	3,160,691
	PT Enseval Putera Megatrading Tbk	6,380,000	436,968
*	PT Ever Shine Textile Tbk	4,029,640	33,562
	PT Global Mediacom Tbk	8,180,000	786,606
	PT Gudang Garam Tbk	75,000	64,681
*	PT Hanson International Tbk	5,038,000	45,052
*	PT Hero Supermarket Tbk	33,000	16,564
*	PT Holcim Indonesia Tbk	16,152,500	2,398,200
	PT Indo-Rama Synthetics Tbk	2,211,000	159,668
*	PT Intiland Development Tbk	2,097,400	153,863
	PT Jaya Real Property Tbk	1,967,500	262,932
	PT Kalbe Farma Tbk	25,654,238	2,922,130
*	PT Kawasan Industry Jababeka Tbk	43,401,000	807,103
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,931
	PT Lippo Karawaci Tbk	35,036,250	2,795,435
	PT Matahari Putra Prima Tbk	10,021,500	662,357
	PT Mayorah Indah Tbk	2,473,500	402,220
	PT Medco Energi International Tbk	5,922,500	2,618,263
	PT Mitra Adiperkasa Tbk	3,295,000	235,492
*	PT Modern Photo Tbk	40,000	2,162
	PT Mustika Ratu Tbk	193,000	5,536
*	PT Pakuwon Jati Tbk	315,000	17,882
*	PT Panasia Indosyntec Tbk	79,000	3,922
*	PT Panin Insurance Tbk	9,119,500	262,965
*	PT Panin Life Tbk	51,214,500	907,315
	PT Petrosea Tbk	15,000	8,589
*	PT Pioneerindo Gourmet International Tbk	29,000	1,280

11

*	PT Polychem Indonesia Tbk	7,963,500	$121,097
*	PT Prasidha Aneka Niaga Tbk	84,000	588
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,180
	PT Ramayana Lestari Sentosa Tbk	14,295,000	1,256,063
	PT Samudera Indonesia Tbk	223,000	124,948
	PT Selamat Semp Tbk	1,920,000	85,251
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	1,178,302
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	569,888
	PT Summarecon Agung Tbk	10,342,266	1,009,066
*	PT Sunson Textile Manufacturer Tbk	2,325,500	100,049
*	PT Suparma Tbk	2,400,000	59,565
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,743
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	2,334,500	468,999
*	PT Suryamas Dutamakmur Tbk	125,000	2,396
	PT Tempo Scan Pacific Tbk	10,365,500	717,866
*	PT Texmaco Jaya Tbk	93,000	30,265
	PT Timah Tbk	1,549,500	5,410,071
	PT Trias Sentosa Tbk	9,198,400	186,818
	PT Trimegah Sec Tbk	9,961,000	269,261
	PT Tunas Ridean Tbk	3,838,000	434,104
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	19,942
*	PT Unggul Indah Cahaya Tbk	48,239	13,104
TOTAL COMMON STOCKS			51,535,565

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	177,945
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	483,000	7,726
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	1,126,125	7,081
*	PT Summarecon Agung Tbk Rights 06/21/10	738,733	20,373
TOTAL RIGHTS/WARRANTS			213,125

TOTAL — INDONESIA			51,748,690

ISRAEL — (2.4%)
COMMON STOCKS — (2.4%)
*	Africa Israel Industries, Ltd.	2,031	149,310
	Alony Hetz Properties & Investments, Ltd.	229,186	741,940
*	Alvarion, Ltd.	185,133	1,376,182
*	American Israeli Paper Mills, Ltd.	8,541	545,749
	Analyst IMS Investment Management Services, Ltd.	19,892	232,191
*	AudioCodes, Ltd.	95,696	394,673
	Azorim Investment Development & Construction Co., Ltd.	85,573	1,065,968
	Baran Group, Ltd.	26,753	509,149
	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square Chain Investments and Properties, Ltd.	47,576	337,982
	Blue Square-Israel, Ltd.	100,987	1,029,718
	Clal Industries, Ltd.	234,629	1,160,656
*	Compugen, Ltd.	11,938	29,398
	Dan Vehicle & Transportation DVT, Ltd.	52,579	433,202
	Danya Cebus, Ltd.	38,937	438,143
	Delek Automotive Systems, Ltd.	223,460	3,204,551
	Delek Drilling LP, Ltd.	1,333,958	738,533
*	Delta-Galil Industries, Ltd.	42,862	225,799

12

*	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	$545,282
	Elbit Medical Imaging, Ltd.	37,507	1,616,373
*	Electra (Israel), Ltd.	9,403	1,217,700
*	Elron Electronic Industries, Ltd.	73,914	693,917
*	Feuchtwanger Investments, Ltd.	4,200	14
*	First International Bank of Israel, Ltd.	206,994	507,651
	FMS Enterprises Migun, Ltd.	23,637	611,660
*	Formula Systems, Ltd.	18,238	226,683
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,268,681
*	Granite Hacarmel Investments, Ltd.	19,200	39,924
*	Hamlet (Israel-Canada), Ltd.	32,984	330,882
*	Hot-Cable Systems Media, Ltd.	72,776	1,030,259
*	Housing & Construction Holding Co., Ltd.	1,033,771	1,820,022
	IBI Investment House, Ltd.	22,725	235,848
	Industrial Building Corp., Ltd.	541,431	1,366,936
	Israel Petrochemical Enterprises, Ltd.	60,196	457,326
*	Israel Salt Industries, Ltd.	100,478	541,211
	Ituran Location & Control, Ltd.	45,195	484,517
*	Jerusalem Oil Exploration, Ltd.	30,624	478,126
*	Knafaim Arkia Holdings, Ltd.	27,233	249,723
	Leader Holding & Investments, Ltd.	74,777	130,567
*	Magal Security Systems, Ltd.	18,398	121,555
*	Magic Software Enterprises, Ltd.	43,946	83,975
	Medtechnica, Ltd.	10,336	53,656
*	Metalink, Ltd.	32,556	91,897
*	Metis Capital, Ltd.	1,079	4,114
*	Middle East Tube Co., Ltd.	13,500	31,596
	Mivtach Shamir Holdings, Ltd.	20,802	614,528
*	Naphtha Israel Petroleum Corp.	484,656	230,370
*	Neto M.E. Holdings, Ltd.	10,537	345,344
*	Nisko Industries, Ltd.	5,929	41,947
	O.R.T. Technologies, Ltd.	6,000	54,688
*	OCIF Investments and Development, Ltd.	5,002	118,441
*	Orckit Communications, Ltd.	29,519	235,013
	Osem Investment, Ltd.	70,950	807,682
*	Property and Building Corp., Ltd.	13,195	1,321,299
*	RADVision, Ltd.	36,193	279,805
*	Retalix, Ltd.	61,666	999,837
*	Scailex Corp., Ltd.	95,694	919,982
	Spectronix, Ltd.	9,752	47,305
	Suny Electronic Inc., Ltd.	41,300	137,479
	Super-Sol, Ltd. Series B	449,336	1,897,000
*	The Israel Land Development Co., Ltd.	55,310	411,137
*	Tower Semiconductor, Ltd.	248,882	244,269
* #	TTI Team Telecom International, Ltd. ADR	3,220	7,245
	Union Bank of Israel, Ltd.	120,682	611,201
	Urdan Industries, Ltd.	303,535	373,682
*	VeriFone Holdings, Inc.	1	7
	Ytong Industries, Ltd.	13,572	13,462

TOTAL — ISRAEL			36,564,962

13

MALAYSIA — (6.9%)
COMMON STOCKS — (6.9%)
	A&M Realty Berhad	130,000	$25,730
	Acoustech Berhad	170,200	50,970
	Aeon Co. Berhad	511,300	1,513,487
	Al-’Aqar KPJ REIT	22,939	6,892
*	AMBD Berhad	2,148,100	163,991
	Amway (Malaysia) Holdings Berhad	396,700	810,397
	Ancom Berhad	400,500	119,171
	Ann Joo Resources Berhad	1,322,850	1,301,730
*	Anson Perdana Berhad	10,000	141
	APM Automotive Holdings Berhad	215,100	147,267
	Asas Dunia Berhad	173,000	50,910
	Asia Pacific Land Berhad	1,888,600	203,199
	Bandar Raya Developments Berhad	1,190,200	679,199
	Berjaya Corp. Berhad	6,834,500	2,495,590
*	Berjaya Corp. Berhad ICULS	5,706,561	1,205,800
	Berjaya Land Berhad	1,430,000	2,622,639
	Bernas Padiberas Nasional Berhad	1,478,200	945,374
	Bimb Holdings Berhad	894,600	348,803
	Bolton Properties Berhad	674,600	192,933
	Boustead Holdings Berhad	1,164,100	1,787,699
	Boustead Properties Berhad	378,000	449,815
	Cahya Mata Sarawak Berhad	823,600	518,197
	Carlsberg Brewery Malaysia Berhad	943,100	1,181,704
	Cement Industries of Malaysia Berhad	405,000	686,327
	Chemical Co. of Malaysia Berhad	472,600	392,441
	Chin Teck Plantations Berhad	33,000	79,834
	Choo Bee Metal Industries Berhad	26,000	17,530
	Cycle & Carriage Bintang Berhad	15,000	10,048
*	Damansara Realty Berhad	1,962,200	161,690
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	57,887
	DNP Holdings Berhad	1,204,000	494,973
	DRB-Hicom Berhad	3,143,000	1,365,228
	Dreamgate Corp. Berhad	2,386,200	342,818
	Dutch Lady Milk Industries Berhad	125,700	495,330
	Eastern & Oriental Berhad (6468754)	1,095,600	776,223
	Eastern & Oriental Berhad (B19ZLW1)	36,000	28,173
	Eastern Pacific Industrial Corp. Berhad	526,100	324,043
	ECM Libra Financial Group Berhad	2,398,877	635,626
	Encorp Berhad	196,700	78,939
	Eng Kah Corp. Berhad	32,000	28,942
*	Equine Capital Berhad	423,300	204,192
	Esso Malaysia Berhad	420,600	276,928
	Faber Group Berhad	692,300	218,352
	Far East Holdings Berhad	61,500	120,618
*	Fountain View Development Berhad	808,200	55,659
	Fraser & Neave Holdings Berhad	390,000	949,029
	General Corp. Berhad	279,100	103,007
*	George Kent (Malaysia) Berhad	124,200	20,077
	GHL Systems Berhad	305,710	28,435
	Globetronics Technology Berhad	3,567,800	253,911
	Glomac Berhad	670,500	244,820
	Gold IS Berhad	279,600	155,413
*	Golden Plus Holdings Berhad	216,000	55,642
	Grand United Holdings Berhad	787,000	167,839

14

	Guiness Anchor Berhad	1,041,700	$1,751,228
	GuocoLand (Malaysia) Berhad	1,359,800	863,950
	Hap Seng Consolidated Berhad	1,364,600	1,071,063
	HLG Capital Berhad	100,400	47,553
	Hock Seng Lee Berhad	1,010,300	296,589
	Hong Leong Industries Berhad	605,900	753,292
*	Hovid Berhad	1,803,300	156,210
	Hume Industries (Malaysia) Berhad	412,267	478,548
	Hunza Properties Berhad	500,400	371,110
	Hwang-DBS (Malaysia) Berhad	308,500	182,215
	IJM Plantations Berhad	1,555,900	2,017,305
*	Insas Berhad	1,642,200	297,923
	Integrated Logistics Berhad	544,300	147,048
*	Jaks Resources Berhad	1,077,000	349,058
	Java, Inc. Berhad	37	18
	Jaya Tiasa Holdings Berhad	516,390	590,160
*	Johan Holdings Berhad	190,600	14,325
	JT International Berhad	550,600	649,506
	K & N Kenanga Holdings Berhad	890,000	228,185
*	Karambunai Corp. Berhad	5,564,900	179,122
	Keck Seng (Malaysia) Berhad	622,400	872,578
	KFC Holdings (Malaysia) Berhad	562,000	1,013,026
	Kian Joo Can Factory Berhad	1,342,080	516,728
	Kim Hin Industry Berhad	52,000	22,030
	Kim Loong Resources Berhad	158,400	179,376
	KPJ Healthcare Berhad	327,700	325,869
	KrisAssets Holdings Berhad	88,863	68,647
	KSL Holdings Berhad	688,649	258,863
*	Kub Malaysia Berhad	2,296,100	490,802
	Kuchai Development Berhad	87,100	26,069
	Kulim Malaysia Berhad	705,350	1,967,959
*	Kumpulan Europlus Berhad	1,268,800	202,529
*	Kumpulan Hartanah Selangor Berhad	1,269,800	257,209
*	Kurnia Asia Berhad	2,485,800	650,506
	Kwantas Corp. Berhad	343,600	563,746
	Ladang Perbadanan-Fima Berhad	235,900	277,054
*	Land & General Berhad	4,180,400	434,737
	Landmarks Berhad	2,156,300	1,688,525
*	LBS Bina Group Berhad	1,288,600	182,331
	Leader Universal Holdings Berhad	2,698,700	774,713
	Leong Hup Holdings Berhad	427,700	151,517
	Lingkaran Trans Kota Holdings Berhad	1,370,400	1,627,207
*	Lion Corp Berhad	800,300	128,379
	Lion Diversified Holdings Berhad	250,000	122,466
	Lion Industries Corp. Berhad	1,870,400	1,141,178
	MAA Holdings Berhad	986,866	390,607
*	Malaysia Aica Berhad	48,200	9,302
	Malaysia Building Society Berhad	362,700	122,721
	Malaysian Bulk Carriers Berhad	446,150	567,346
	Malaysian Mosaics Berhad	71,460	25,154
	Malaysian Pacific Industries Berhad	339,500	938,846
*	Malaysian Resources Corp. Berhad	5,864,866	3,615,911
*	Mancon Berhad	12,000	3,268
	Manulife Insurance (M) Berhad	100,800	91,754
	Marco Holdings Berhad	2,835,400	100,473

15

*	Matrix International Berhad	684,000	$103,944
	MBM Resources Berhad	322,366	302,437
*	Measat Global Berhad	176,800	86,438
	Media Prima Berhad	2,826,733	2,122,877
	Mega First Corp. Berhad	394,700	152,912
	Melewar Industrial Group Berhad	490,000	169,922
*	MEMS Technology Berhad	1,917,000	85,666
	Metro Kajang Holdings Berhad	138,900	57,644
*	Minho (M) Berhad	181,100	24,984
	MK Land Holdings Berhad	3,356,000	624,832
	MNRB Holdings Berhad	497,100	750,057
	MTD ACPI Engineering Berhad	601,000	288,340
	MTD Infraperdana Berhad	3,284,300	775,854
	Muhibbah Engineering Berhad	987,750	931,538
*	Mulpha International Berhad	4,921,650	1,567,519
	Multi-Purpose Holdings Berhad	457,000	290,412
	Naim Cendera Berhad	622,300	696,897
*	Naluri Berhad	1,571,300	357,624
*	Narra Industries Berhad	16,000	2,965
	NCB Holdings Berhad	1,147,200	1,086,200
	New Straits Times Press (Malaysia) Berhad	749,600	417,384
*	Nikko Electronics Berhad	36,600	2,254
	Notion VTEC Berhad	1,093,000	141,286
	NTPM Holdings Berhad	550,600	78,764
	NV Multi Corp. Berhad	430,900	98,012
*	NWP Holdings Berhad	112,000	6,837
	Nylex (Malaysia) Berhad	551,000	228,628
	OKS Property Holdings Berhad	6,786	1,584
	Oriental Holdings Berhad	49,500	88,854
	OSK Holdings Berhad	1,971,271	1,184,263
	OSK Ventures Interantional Berhad	8,700	3,837
	P.I.E. Industrial Berhad	140,100	221,667
	Pacificmas Berhad	219,900	291,586
*	Pan Malaysia Cement Works Berhad	766,600	46,168
*	Pan Malaysian Industries Berhad	1,389,000	51,201
	Panasonic Manufacturing Malaysia Berhad	157,184	533,711
*	Panglobal Berhad	14,000	8,283
	Paramount Corp. Berhad	24,000	16,974
	PBA Holdings Berhad	274,100	102,515
	Pelikan International Corp. Berhad	599,560	740,049
	PJ Development Holdings Berhad	1,394,900	292,459
*	Pos Malaysia & Services Holdings Berhad	510,000	319,705
*	Prime Utilities Berhad	3,000	274
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	160,740
*	Proton Holdings Berhad	110,800	140,480
	Puncak Niaga Holdings Berhad	796,420	1,085,885
	QL Resources Berhad	448,700	525,495
	QSR Brand Berhad	37,333	30,877
*	Ramunia Holdings Berhad	695,460	342,648
	Ranhill Berhad	1,532,180	812,583
	Ranhill Utilities Berhad	605,560	519,383
*	RB Land Holdings Berhad	1,445,000	1,028,653
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	319,732

16

	Sarawak Oil Palms Berhad	69,100	$126,826
	Scientex, Inc. Berhad	344,862	123,333
	Scomi Group Berhad	4,300,100	1,411,117
	Selangor Dredging Berhad	1,118,200	274,253
	Shangri-La Hotels (Malaysia) Berhad	273,200	208,917
	SHL Consolidated Berhad	277,400	140,072
*	Sime Darby Berhad	488	1,772
*	South East Asia Lumber, Inc. Berhad	662,000	70,960
	Southern Acids (Malaysia) Berhad	41,000	23,241
	Southern Steel Berhad	502,800	356,871
*	SPK Sentosa Corp. Berhad	274,000	51,463
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	598,637
	Subur Tiasa Holdings Berhad	367,700	397,039
	Sunrise Berhad	998,108	726,506
	Sunway City Berhad	943,500	866,553
*	Sunway Holdings Berhad	2,059,000	902,942
	Supermax Corp. Berhad	708,700	382,647
	Suria Capital Holdings Berhad	726,800	604,477
	Symphony House Berhad	269,840	24,960
	Ta Ann Holdings Berhad	475,680	959,329
	TA Enterprise Berhad	4,058,200	1,399,580
	Tahp Group Berhad	6,000	6,722
*	Talam Corp. Berhad	2,096,350	140,653
	Tamco Corp. Holdings Berhad	83,000	20,999
	Tan Chong Motor Holdings Berhad	2,293,000	1,336,063
	Tasek Corp. Berhad	87,600	107,876
	TDM Berhad	355,500	228,444
*	Tebrau Teguh Berhad	1,655,500	461,376
	TH Group Berhad	907,000	217,212
	Thong Guan Industries Berhad	215,100	54,943
*	Time Dotcom Berhad	3,539,400	603,634
*	Time Engineering Berhad	1,980,100	265,963
	Top Glove Corp. Berhad	782,880	1,228,256
	Tradewinds (Malaysia) Berhad	371,600	449,322
	Tradewinds Plantation Berhad	1,105,500	1,344,192
	TRC Synergy Berhad	54,000	33,662
	UAC Berhad	44,715	59,346
	Uchi Technologies Berhad	1,138,500	736,510
*	UEM Builders Berhad	2,024,900	771,189
	Unico-Desa Plantations Berhad	2,414,775	799,881
	Unisem (M) Berhad	1,226,200	562,933
	United Malacca Rubber Estates Berhad	330,400	819,378
	United Malayan Land Berhad	13,000	7,420
	United Plantations Berhad	663,600	2,941,934
*	Utama Banking Group Berhad	720,800	530,244
	Utusan Melayu (Malaysia) Berhad	144,500	48,713
	VADS Berhad	165,800	291,401
	VS Industry Berhad	364,570	347,453
	Wah Seong Corp. Berhad	1,157,250	789,183
	WTK Holdings Berhad	1,218,000	867,143
	Yeo Hiap Seng (Malaysia) Berhad	56,760	27,511
	YTL e-Solutions Berhad	3,546,600	530,239
	Yu Neh Huat Berhad	816,500	641,943
	Zelan Berhad	1,399,800	1,442,064
TOTAL COMMON STOCKS			104,592,576

17

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	$12,464
*	Malayan United Industries Berhad A2	176,957	11,633
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	1,840	702
TOTAL PREFERRED STOCKS			24,799

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	135,062
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	—
*	Matrix International Berhad Rights 03/06/08	126,000	592
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	432
*	OSK Property Berhad Warrants 04/05/09	1,696	123
*	QSR Brand Berhad Warrants 02/27/08	5,333	—
*	Salcon Berhad Warrants 05/17/14	286,200	51,963
*	Sarawak Oil Palms Berhad Rights 03/27/08	20,730	23,037
*	Wah Seong Corp. Berhad Rights 03/06/08	154,299	7,970
TOTAL RIGHTS/WARRANTS			219,179

TOTAL — MALAYSIA			104,836,554

MEXICO — (5.2%)
COMMON STOCKS — (5.2%)
	Consorcio ARA S.A.B. de C.V.	4,374,400	4,550,029
* #	Consorcio Hogar S.A.B. de C.V. Series B	425,370	196,600
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	5,627,614
* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	7,607,345
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	2,250,732
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	1,182
	Corporacion Moctezuma S.A.B. de C.V.	193,900	452,795
	Corporativo Fragua S.A.B. de C.V. Series B	31	349
*	Desc S.A. de C.V. Series B	222,767	205,919
*	Dine S.A.B. de C.V.	196,367	191,600
	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	7,486,667
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,311
* #	Empresas ICA S.A.B. de C.V.	1,694,008	10,195,682
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	57,600	1,373,184
#	Gruma S.A.B. de C.V. ADR	58,800	682,080
#	Gruma S.A.B. de C.V. Series B	1,069,600	3,082,965
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	4,932,581
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	3,658,444
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,245,000
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,675,573
#	Grupo Continental S.A.B. de C.V.	1,035,980	2,563,349
	Grupo Herdez S.A.B. de C.V.	107,000	158,852
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	534,840
	Grupo Industrial Saltillo S.A.B. de C.V.	250,152	413,416
* #	Grupo Iusacell S.A.B. de C.V.	145,310	1,655,394
	Grupo Nutrisa S.A. de C.V.	188	195
	Grupo Posadas S.A. de C.V. Series L	199,000	352,106

18

*	Grupo Qumma S.A. de C.V. Series B	105,334	$1,770
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	369,001
* #	Industrias CH S.A.B. de C.V. Series B	1,560,148	6,038,108
*	Promotora y Operadora de Infraestructura S.A. de C.V.	65,988	231,050
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,473
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	3,901
*	Savia S.A. de C.V.	610,700	45,617
#	TV Azteca S.A. de C.V. Series A	6,581,300	3,699,293
#	Vitro S.A.B. de C.V.	1,062,102	1,834,630
	Vitro S.A.B. de C.V. Sponsored ADR	89,607	460,580

TOTAL — MEXICO			78,797,227

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	A. Soriano Corp.	3,430,211	260,846
	Aboitiz Equity Ventures, Inc.	8,037,000	1,369,399
	Alaska Milk Corp.	1,404,000	172,631
*	Bacnotan Consolidated Industries, Inc.	168,681	53,670
*	Belle Corp.	20,937,000	478,686
*	Benpres Holdings Corp.	12,098,000	842,108
	Cebu Holdings, Inc.	2,284,000	167,826
	China Banking Corp.	1,500	23,221
*	Digital Telecommunications Phils., Inc.	20,973,000	804,812
	DMCI Holdings, Inc.	3,446,000	670,197
*	EEI Corp.	1,929,000	163,043
*	Empire East Land Holdings, Inc.	12,140,000	188,644
	Filinvest Development Corp.	4,664,500	427,382
*	Filinvest Land, Inc.	44,309,452	1,132,505
	First Philippines Holdings Corp.	1,200,800	1,357,987
	Ginebra San Miguel, Inc.	1,003,200	504,695
*	Global Equities, Inc.	3,968,308	118,292
*	House of Investments, Inc.	732,000	31,500
*	Ionics, Inc.	769,825	20,886
	Jollibee Food Corp.	1,016,000	1,216,047
*	Lepanto Consolidated Mining Co. Series B	2,598,750	22,690
*	Mabuhay Holdings Corp.	516,000	4,746
	Macroasia Corp.	2,617,500	254,981
	Manila Jockey Club, Inc.	163,277	17,149
*	Manila Mining Corp.	149,300,000	79,317
*	Metro Pacific Corp. Series A	1,827,193	93,922
*	Paxys, Inc.	1,464,400	154,512
	Petron Corp.	6,068,000	908,692
	Philex Mining Corp.	2,068,000	466,533
*	Philippine Bank of Communications	14,726	16,376
*	Philippine National Bank	1,290,093	988,834
*	Philippine National Construction Corp.	173,000	17,529
	Philippine Savings Bank	356,863	470,168
*	Philippine Stock Exchange, Inc.	7,900	157,398
*	PhilWeb Corp.	33,000,000	32,843
	Republic Glass Holding Corp.	507,500	23,328
*	RFM Corp.	4,757,868	52,070
	Rizal Commercial Banking Corp.	1,471,449	685,160
	Robinson’s Land Corp. Series B	2,735,870	764,561
	Security Bank Corp.	606,642	944,911

19

	Semirara Mining Corp.	266,900	$373,156
	Shang Properties, Inc.	1,759,970	89,071
	SM Development Corp.	7,101,200	447,123
	Union Bank of the Philippines	145,852	130,340
*	Universal Rightfield Property Holdings, Inc.	1,062,000	735
	Universal Robina Corp.	3,633,015	1,263,910
*	Victorias Milling Co., Inc.	139,680	3,003
*	Vista Land & Lifescapes, Inc.	647,700	67,884
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			18,535,319

POLAND — (3.6%)
COMMON STOCKS — (3.6%)
	Agora SA	156,140	2,925,003
*	Alchemia SA	190,214	886,660
*	Amica Wronki SA	25,532	188,353
	Apator SA	24,153	177,157
	Asseco Poland SA	100,667	3,004,203
	Bank Przemyslowo Handlowy BPH SA	12,417	455,993
*	Boryszew SA	87,261	314,993
*	Budimex SA	75,333	2,835,524
*	Cersanit SA	86,589	978,972
	Debica SA	30,666	1,359,065
	Decora SA	9,066	112,837
*	Echo Investment SA	1,181,980	3,372,705
	Elektrobudowa SA	10,898	926,382
*	Elstar Oils SA	47,937	170,772
	Eurocash SA	140,686	736,574
	Fabryki Mebli Forte SA	55,216	160,545
*	Farmacol SA	61,368	891,385
*	Ferrum SA	309	1,199
	Grupa Kety SA	44,298	2,255,770
	Impexmetal SA	775,600	1,927,017
*	Koelner SA	25,516	281,842
*	Kroscienskie Huty Szkla Krosno SA	45,176	58,853
*	Lentex SA	30,128	322,000
*	LPP SA	2,295	2,202,578
*	MNI SA	253,024	396,733
	Mondi Packaging Paper Swiecie SA	15,912	343,855
*	Mostostal Export SA	408,285	780,367
	Mostostal Plock SA	3,877	153,580
	Mostostal Siedlce SA	641,652	2,161,747
*	Mostostal Warszawa SA	37,200	1,037,542
*	Mostostal Zabrze Holding SA	364,901	1,363,588
*	Netia Holdings SA	1,021,505	1,744,438
	NG2 SA	64,565	1,126,937
*	Ocean Company SA	8,530	440
*	Opoczno SA	17,409	298,212
	Orbis SA	161,652	3,967,090
*	PBG SA	1,523	207,537
*	Pekaes SA	24,538	116,087
	Pfleiderer Grajewo SA	52,123	761,229
	Polska Grupa Farmaceutyczna SA	39,991	1,321,924
*	Polski Koncern Miesny Duda SA	314,370	701,013

20

	Prokom Software SA	65,251	$3,461,702
*	Raciborska Fabryka Kotlow SA	265,220	917,964
	Sniezka SA	5,612	106,248
*	Stalexport SA	641,224	783,191
	Ster-Projekt SA	122,099	353,045
	Sygnity SA	33,221	517,487
*	Synthos SA	2,535,615	1,258,965
*	Vistula SA	232,490	1,016,680
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,384	3,146,014
	Zaklady Tluszcowe Kruszwica SA	37,250	745,547
	Zelmer SA	11,580	290,503
TOTAL COMMON STOCKS			55,626,047

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights	45,176	24,984
*	Optimus SA Rights	7,500	5,326
TOTAL RIGHTS/WARRANTS			30,310

TOTAL — POLAND			55,656,357

SOUTH AFRICA — (8.8%)
COMMON STOCKS — (8.8%)
	Adcorp Holdings, Ltd.	188,275	849,216
	Advtech, Ltd.	1,424,481	819,508
	Aeci, Ltd.	489,937	4,307,647
	Afgri, Ltd.	1,697,880	1,475,783
*	Aflease Gold, Ltd.	195,228	59,290
	African Bank Investments, Ltd.	732,594	2,886,046
	African Oxygen, Ltd.	662,730	2,451,592
*	AG Industries, Ltd.	307,400	76,291
	Allied Electronics Corp., Ltd.	333,966	1,568,313
	Allied Technologies, Ltd.	196,345	1,271,032
	Amalgamated Appliance Holdings, Ltd.	447,721	96,634
	Argent Industrial, Ltd.	360,896	827,573
	Aspen Pharmacare Holdings, Ltd.	589,860	2,327,043
	AST Group, Ltd.	873,528	114,783
	Astral Foods, Ltd.	172,561	2,548,629
	Aveng, Ltd.	878,894	6,908,495
	AVI, Ltd.	1,371,851	3,065,824
	Avusa, Ltd.	392,940	2,228,065
	Bell Equipment, Ltd.	192,091	1,222,430
	Business Connexion Group	229,687	140,843
	Capitec Bank Holdings, Ltd.	119,189	589,953
	Cashbuild, Ltd.	74,257	453,744
	Caxton & CTP Publishers & Printers, Ltd.	813,024	1,337,370
	Ceramic Industries, Ltd.	31,493	372,255
	City Lodge Hotels, Ltd.	141,591	1,359,511
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	25,548
	Data Tec, Ltd.	676,451	2,751,756
	Datacentrix Holdings, Ltd.	375,906	192,700
*	Delta Electrical Industries, Ltd.	83,032	116,503
	Dimension Data Holdings P.L.C.	3,458,471	3,488,693
	Distell Group, Ltd.	317,735	2,176,824

21

	Distribution & Warehousing Network, Ltd.	452,561	$991,708
	Dorbyl, Ltd.	38,250	37,868
*	Durban Roodeport Deep, Ltd.	1,267,728	1,578,503
*	Enaleni Pharmaceuticals, Ltd.	1,576,343	595,595
	Enviroserv Holdings, Ltd.	291,414	488,823
	Famous Brands, Ltd.	215,752	447,403
	Foschini, Ltd.	269,613	1,423,608
#	Gold Reef Resorts, Ltd.	345,549	1,186,065
	Grindrod, Ltd.	1,331,239	4,084,082
	Group Five, Ltd.	396,982	2,738,231
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	4,102,101
	Hudaco Industries, Ltd.	67,696	632,663
	Hulamin, Ltd.	230,678	661,616
	Iliad Africa, Ltd.	295,164	450,713
	Illovo Sugar, Ltd.	692,815	2,660,308
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	62,555	337,210
*	Johnnic Holdings, Ltd.	43,260	74,983
	Kap International Holdings, Ltd.	627,285	166,232
	Lewis Group, Ltd.	305,911	1,745,561
*	M Cubed Holdings, Ltd.	385,000	9,822
	Massmart Holdings, Ltd.	122,742	1,122,849
	Medi-Clinic Corp., Ltd.	737,399	2,061,256
*	Merafe Resources, Ltd.	4,526,666	1,388,956
	Metair Investments, Ltd.	583,301	839,266
*	Metorex, Ltd.	1,453,388	3,369,043
	Metropolitan Holdings, Ltd.	2,290,591	4,165,663
	Mr. Price Group, Ltd.	752,447	1,892,924
	Mustek, Ltd.	264,223	157,194
	Mvelaphanda Group, Ltd.	941,554	1,012,950
	Nampak, Ltd.	937,207	2,194,254
	New Clicks Holdings, Ltd.	1,364,572	2,584,028
	Northam Platinum, Ltd.	717,854	6,748,659
	Nu-World Holdings, Ltd.	50,644	110,662
	Oceana Group, Ltd.	182,711	396,976
	Omnia Holdings, Ltd.	155,143	1,484,462
*	Palabora Mining Co., Ltd.	80,785	1,190,195
	Peregrine Holdings, Ltd.	681,138	1,372,018
*	Product Co.	65,013	—
	PSG Group, Ltd.	510,505	1,348,707
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	31,548
	Reunert, Ltd.	424,337	3,093,362
*	SecureData Holdings, Ltd.	339,582	73,457
	Sentula Mining, Ltd.	825,428	2,398,025
	Shoprite Holdings, Ltd.	335,452	1,730,558
	Spur Corp., Ltd.	267,501	285,402
	Sun International, Ltd.	163,962	2,726,791
	Super Group, Ltd.	1,808,648	1,952,626
	The Spar Group, Ltd.	655,748	4,148,835
	Tiger Automotive, Ltd.	153,255	340,145
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett	225,092	2,421,773
	Tourism Investment Corp., Ltd.	1,286,533	327,870
	Trans Hex Group, Ltd.	153,546	182,081

22

	Trencor, Ltd.	486,312	$1,704,866
	Truworths International, Ltd.	923,492	3,111,746
	UCS Group, Ltd.	650,134	290,331
*	Value Group, Ltd.	321,111	73,949
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	2,958,745

TOTAL — SOUTH AFRICA			133,815,161

SOUTH KOREA — (9.9%)
COMMON STOCKS — (9.9%)
#	Aekyung Petrochemical Co., Ltd.	7,150	237,207
* #	Anam Electronics Co., Ltd.	13,250	99,252
*	Asia Cement Manufacturing Co., Ltd.	3,603	234,061
*	Asia Paper Manufacturing Co., Ltd.	8,880	101,815
#	AUK Corp.	8,160	22,544
	Baek Kwang Mineral Products Co., Ltd.	1,860	39,476
#	Bing Grae Co., Ltd.	9,540	343,861
	Bohae Brewery Co., Ltd.	2,680	64,696
	Boo Kook Securities Co., Ltd.	7,410	232,420
#	Boryung Pharmaceutical Co., Ltd.	3,514	179,748
*	Brain Technology Industries Co., Ltd.	2,340	9,109
#	Bu Kwang Pharmaceutical Co., Ltd.	24,926	969,428
	BYC Co., Ltd.	710	162,895
*	Byuck San Corp.	5,300	69,895
* #	Byuck San Engineering and Construction Co., Ltd.	38,300	266,626
*	C&Woobang Construction Co., Ltd.	12,350	64,881
	Cambridge Members Co., Ltd.	2,280	43,749
* #	Capro Corp.	38,750	510,983
* #	Celrun Co., Ltd.	22,630	121,389
	Cheil Communications, Inc.	5,487	1,530,289
	Cheil Industrial, Inc.	20,160	904,289
	Cho Kwang Leather Co., Ltd.	10,640	90,115
	Cho Kwang Paint Co., Ltd.	12,070	33,401
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	82,234
	Chon Bang Co., Ltd.	130	5,729
#	Chong Kun Dang Pharmaceutical Corp.	11,863	234,409
* #	Choongwae Holdings Co., Ltd.	5,482	59,730
	Choongwae Pharmaceutical Corp.	4,952	200,638
#	Chosun Refractories Co., Ltd.	2,210	226,210
#	Chungho Comnet Co., Ltd.	720	15,691
	Chunil Express Co., Ltd.	606	47,428
#	CJ CGV Co., Ltd.	19,000	303,414
* #	CJ Corp.	11,747	879,736
* #	Comtec Systems Co., Ltd.	25,030	49,857
*	Cosmochemical Co., Ltd.	14,640	91,130
#	Crown Confectionery Co., Ltd.	1,360	146,096
#	Dae Chang Industrial Co., Ltd.	6,390	53,374
	Dae Dong Industrial Co., Ltd.	6,090	128,172
*	Dae Ho Corp.	543	75
#	Dae Hyun Co., Ltd.	51,280	45,818
#	Dae Sang Corp.	34,350	386,090
#	Dae Won Kang Up Co., Ltd.	8,080	156,623
* #	Dae Young Packaging Co., Ltd.	147,692	66,210
#	Daeduck Electronics Co., Ltd.	68,417	343,235
#	Daeduck Industries Co., Ltd.	21,536	169,054

23

	Daegu Bank Co., Ltd.	89,920	$1,229,946
#	Daehan City Gas Co., Ltd.	11,541	419,922
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	779,215
* #	Daehan Flour Mills Co., Ltd.	2,110	417,294
*	Daehan Pulp Co., Ltd.	7,772	43,601
	Daehan Synthetic Fiber Co., Ltd.	1,750	257,175
#	Daekyo Co., Ltd.	9,840	810,052
* #	Daekyung Machinery & Engineering Co., Ltd.	5,420	254,611
	Daelim Trading Co., Ltd.	17,730	93,415
* #	Daerim Corp.	4,770	103,062
	Daesang Farmsco Co., Ltd.	13,210	23,378
#	Daesang Holdings Co., Ltd.	7,072	36,496
#	Daesung Industrial Co., Ltd.	6,130	943,602
	Daewon Pharmaceutical Co., Ltd.	9,120	46,167
* #	Daewoo Electronic Components Co., Ltd.	18,494	82,637
#	Daewoo Motor Sales Corp.	31,830	1,085,971
	Daewoong Co., Ltd.	6,546	290,213
#	Daewoong Pharmaceutical Co., Ltd.	9,470	1,000,772
	Dahaam E-Tec Co., Ltd.	2,200	73,929
#	Daishin Securities Co., Ltd.	68,700	1,784,486
* #	Daiyang Metal Co., Ltd.	22,400	158,601
#	Daou Technology, Inc.	56,480	553,114
#	DI Corp.	30,950	71,771
	Digital Power Communications Co., Ltd.	50,540	93,447
	Dong Ah Tire Industrial Co., Ltd.	22,245	205,761
	Dong IL Rubber Belt Co., Ltd.	12,866	41,480
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	505,647
* #	Dong Won Co., Ltd.	6,100	117,526
#	Dong-A Pharmaceutical Co., Ltd.	14,038	1,606,730
	Dongbang Agro Co., Ltd.	19,470	137,162
	Dongbang Transport Logistics Co., Ltd.	5,200	155,611
#	Dongbu Corp.	25,950	527,045
* #	Dongbu HiTek Co., Ltd.	32,873	307,256
#	Dongbu Securities Co., Ltd.	35,542	366,927
* #	Dongbu Steel Co., Ltd.	30,980	376,880
	Dong-Il Corp.	3,048	245,896
	Dongil Paper Manufacturing Co., Ltd.	3,770	48,664
	Dongkuk Steel Mill Co., Ltd.	13,697	612,694
	Dongsu Industrial Co., Ltd.	7,558	143,838
	Dongsung Chemical Co., Ltd.	5,720	80,426
* #	Dongsung Pharmaceutical Co., Ltd.	4,190	47,425
#	Dongwon F&B Co., Ltd.	3,360	186,300
	Dongwon Industries Co., Ltd.	1,970	205,613
#	Dongwon Systems Corp.	138,447	339,058
*	Dongyang Engineering & Construction Corp.	2,200	100,576
#	Dongyang Mechatronics Corp.	29,592	217,721
#	Doosan Construction & Engineering Co., Ltd.	83,770	1,215,290
*	Doosan Corp.	5,208	997,933
	DPI Co., Ltd.	8,565	76,470
#	Ducsung Co., Ltd.	12,680	37,672
* #	DuzonBIzon Co., Ltd.	29,690	45,054
#	E1 Corp.	7,720	1,002,738
* #	Eagon Industrial Co., Ltd.	3,120	63,819
*	En Paper Manufacturing Co., Ltd.	23,440	63,961
	Enex Co., Ltd.	3,440	48,444

24

	e-Starco Co., Ltd.	59,320	$53,777
#	F&F Co., Ltd.	21,060	93,695
*	Feelux Co., Ltd.	35,140	57,195
* #	First Fire & Marine Insurance Co., Ltd.	23,310	194,261
* #	Firstech Co., Ltd.	29,829	84,268
#	FNC Kolon Corp.	10,844	216,136
* #	Foosung Co., Ltd.	46,809	204,124
#	Fursys, Inc.	13,170	319,758
	Gaon Cable Co., Ltd.	4,470	187,121
* #	GIIR, Inc.	14,410	130,223
#	Global & Yuasa Battery Co., Ltd.	12,280	106,996
	Green Cross Corp.	1,825	179,744
#	Green Cross Corp.	2,050	173,565
* #	Green Fire Marine Insurance Co., Ltd.	4,250	55,198
#	Gwangju Shinsegae Co., Ltd.	1,820	266,898
#	Hae In Co., Ltd.	10,894	65,007
*	Halla Climate Control Corp.	106,070	884,088
#	Halla Engineering & Construction Corp.	13,160	486,554
* #	Han All Pharmaceutical Co., Ltd.	34,948	105,147
#	Han Kuk Carbon Co., Ltd.	28,623	193,393
#	Han Yang Securities Co., Ltd.	12,760	256,397
	Handok Pharmaceuticals Co., Ltd.	12,760	244,633
#	Handsome Corp.	34,799	400,175
*	Handsome P&D Corp.	9,250	130,923
#	Hanil Cement Manufacturing Co., Ltd.	8,558	828,494
*	Hanil Construction Co., Ltd.	8,938	133,422
	Hanil E-Wha Co., Ltd.	38,970	90,098
	Hanil Iron & Steel Co., Ltd.	2,450	76,477
	Hanjin Transportation Co., Ltd.	13,211	531,216
	Hankook Cosmetics Co., Ltd.	25,320	94,577
	Hankook Shell Oil Co., Ltd.	1,620	153,632
*	Hankook Synthetics, Inc.	550	56
	Hankook Tire Manufacturing Co., Ltd.	33,000	502,319
*	Hankuk Glass Industries, Inc.	12,660	424,232
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	223,149
#	Hanmi Pharm Co., Ltd.	10,493	1,843,476
	Hansae Co., Ltd.	22,080	93,272
* #	Hansol Chemical Co., Ltd.	12,170	105,580
#	Hansol CSN Co., Ltd.	65,160	129,646
#	Hansol LCD, Inc.	5,777	185,484
* #	Hansol Paper Co., Ltd.	53,310	627,140
#	Hanssem Co., Ltd.	22,380	177,512
* #	Hansung Enterprise Co., Ltd.	5,340	32,950
*	Hanwha Chemical Corp.	46,150	846,088
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	489,902
#	Hanwha Securities Co., Ltd.	43,380	565,050
*	Hanwha Timeworld Co., Ltd.	5,120	75,455
*	Heavy Industries	22,433	112,453
#	Heung-A Shipping Co., Ltd.	16,400	48,312
#	Hotel Shilla Co., Ltd.	60,958	1,815,820
*	HS R&A Co., Ltd.	6,360	65,287
#	Huchems Fine Chemical Corp.	31,846	786,779
* #	Huneed Technologies	7,121	60,051
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	45,474	421,412
#	Husteel Co., Ltd.	7,220	118,738

25

	Hwa Sung Industrial Co., Ltd.	12,520	$182,215
	Hwacheon Machinery Works Co., Ltd.	2,200	37,642
* #	Hwashin Co., Ltd.	22,220	60,340
#	Hyosung T & C Co., Ltd.	32,286	2,121,509
* #	Hyundai Auton Co., Ltd.	134,030	770,553
*	Hyundai Cement Co., Ltd.	10,020	378,743
* #	Hyundai Corp.	21,801	431,198
	Hyundai Department Store Co., Ltd.	6,000	564,246
#	Hyundai Department Store H & S Co., Ltd.	6,210	502,023
	Hyundai DSF Co., Ltd.	7,510	97,314
#	Hyundai Elevator Co., Ltd.	7,294	768,425
#	Hyundai Hysco	91,740	871,102
	Hyundai Marine & Fire Insurance Co., Ltd.	113,290	2,533,823
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	66,735
*	IB Sports, Inc.	14,500	85,291
* #	IHQ, Inc.	44,450	144,966
#	Il Dong Pharmaceutical Co., Ltd.	7,553	337,695
	Il Sung Construction Co., Ltd.	4,300	47,346
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,031,427
*	Iljin Diamond Co., Ltd.	4,272	59,434
*	Iljin Display Co., Ltd.	2,568	35,176
* #	Iljin Electric Co., Ltd.	43,730	329,157
* #	Ilkyung Co., Ltd.	22,850	10,342
	Ilshin Spinning Co., Ltd.	1,730	140,484
#	Ilsung Pharmaceutical Co., Ltd.	2,040	253,528
#	InziControls Co., Ltd.	14,290	71,131
* #	ISU Chemical Co., Ltd.	7,920	96,695
#	IsuPetasys Co., Ltd.	39,800	63,218
#	Jahwa Electronics Co., Ltd.	16,460	106,041
	Jeil Mutual Savings Bank	7,990	58,005
	Jeil Pharmaceutical Co.	18,840	216,148
#	Jeonbuk Bank, Ltd.	51,866	442,017
#	Jinheung Mutual Savings Bank Co., Ltd.	17,919	106,389
*	Joongang Construction Co., Ltd.	6,890	102,939
#	K.C. Tech Co., Ltd.	25,513	139,261
#	Keangnam Enterprises, Ltd.	21,654	854,313
* #	KEC Corp.	54,690	65,848
* #	KEC Holdings Co., Ltd.	18,229	37,814
* #	Kedcom Co., Ltd.	90,960	24,315
	Keyang Electric Machinery Co., Ltd.	40,210	108,271
* #	KG Chemical Corp.	8,410	107,808
* #	KIRIN Co., Ltd.	61,710	58,139
#	KISWIRE, Ltd.	12,848	589,552
	Kodenshi Korea Corp.	25,020	67,023
#	Kolon Engineering & Construction Co., Ltd.	21,890	280,426
* #	Kolon Industries, Inc.	23,890	630,522
#	Korea Cast Iron Pipe Co., Ltd.	26,090	139,879
* #	Korea Circuit Co., Ltd.	19,330	80,985
#	Korea Cottrell Co., Ltd.	14,960	144,923
#	Korea Development Co., Ltd.	14,820	271,804
#	Korea Development Leasing Corp.	4,545	195,857
	Korea Electric Terminal Co., Ltd.	14,990	334,544
#	Korea Export Packing Industries Co., Ltd.	3,990	50,287
* #	Korea Express Co., Ltd.	12,720	1,339,965
#	Korea Fine Chemical Co., Ltd.	3,172	245,956

26

* #	Korea Flange Co., Ltd.	6,900	$102,205
#	Korea Iron & Steel Co., Ltd.	14,150	1,146,590
#	Korea Kolmar Co., Ltd.	18,210	67,400
#	Korea Komho Petrochemical Co., Ltd.	26,400	1,448,763
#	Korea Line Corp.	8,700	1,808,198
	Korea Mutual Savings Bank	6,040	163,737
*	Korea Petrochemical Industry Co., Ltd.	10,960	533,790
#	Korea Polyol Co., Ltd.	3,250	187,382
#	Korea Reinsurance Co., Ltd.	110,464	1,136,630
*	Korea Schnell Pharma Co., Ltd.	38,600	25,185
	Korea Zinc Co., Ltd.	10,994	1,659,968
* #	Korean Air Terminal Service Co., Ltd.	3,350	197,847
	Korean French Banking Corp.	63,770	104,894
* #	KP Chemical Corp.	121,051	1,193,888
	KPC Holdings Corp.	3,008	167,454
* #	KTB Network, Ltd.	59,730	619,789
#	Kukdo Chemical Co., Ltd.	8,450	220,945
*	Kukdong Oil & Chemicals Co., Ltd.	3,623	38,713
	Kukje Pharm Ind. Co., Ltd.	12,950	43,995
	Kumbi Corp.	670	35,506
#	Kumho Electronics Co., Ltd.	7,293	213,309
#	Kumho Industrial Co., Ltd.	30,830	1,497,422
#	Kumho Investment Bank	9,640	123,416
#	Kumho Tire Co., Inc.	90,000	1,058,432
	Kumkang Industrial Co., Ltd.	5,810	75,489
	Kunsul Chemical Industrial Co., Ltd.	7,190	136,291
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	317,623
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	51,667
#	Kyeryong Construction Industrial Co., Ltd.	10,770	455,663
#	Kyobo Securities Co., Ltd.	44,300	1,044,544
	Kyung Dong Navien Co., Ltd.	1,740	44,744
* #	Kyungbang Co., Ltd.	1,100	173,232
	Kyungdong City Gas Co., Ltd.	2,270	147,095
	Kyung-in Synthetic Corp.	2,110	37,741
	Kyungnam Energy Co., Ltd.	28,770	101,560
	Lee Ku Industrial Co., Ltd.	35,635	67,470
	LG Dacom Corp.	60,620	1,014,190
#	LG Fashion Corp.	26,035	692,684
#	LG International Corp.	65,552	1,168,958
* #	LG Life Sciences, Ltd.	15,845	877,982
#	LIG Insurance Co., Ltd.	63,770	1,276,385
*	Lotte Chilsung Beverage Co., Ltd.	1,112	1,195,295
* #	Lotte Confectionary Co., Ltd.	990	1,450,850
* #	Lotte Midopa Co., Ltd.	61,160	707,794
* #	Lotte Sam Kang Co., Ltd.	1,770	409,148
	LS Cable, Ltd.	12,000	1,134,187
#	LS Industrial Systems Co., Ltd.	28,250	1,652,979
#	Manho Rope & Wire Co., Ltd.	3,950	61,226
	Meritz Fire Marine Insurance Co., Ltd.	80,248	776,516
#	Meritz Securities Co., Ltd.	55,711	499,237
	Mi Chang Oil Industrial Co., Ltd.	1,790	66,639
	Miwon Commercial Co., Ltd.	1,280	54,893
#	MonAmi Co., Ltd.	3,240	40,953
#	Moorim Paper Co., Ltd.	21,778	203,201
*	Motonic Corp.	2,090	197,483

27

#	Namhae Chemical Corp.	63,074	$1,664,508
* #	Namkwang Engineering & Construction Co., Ltd.	16,682	218,360
*	Namsun Aluminum Co., Ltd.	7,140	48,636
	Namyang Dairy Products Co., Ltd.	745	604,127
	Nasan Co., Ltd.	3,540	86,927
	National Plastic Co., Ltd.	3,250	36,299
* #	NCsoft Corp.	22,620	1,079,724
	Nexen Corp.	3,320	103,807
#	NH Investment & Securities Co., Ltd.	59,219	640,933
#	Nong Shim Co., Ltd.	4,490	912,912
#	Nong Shim Holdings Co., Ltd.	5,210	435,558
#	Noroo Paint Co., Ltd.	14,277	69,592
* #	Orientbio, Inc.	56,370	80,421
#	ORION Corp.	5,470	1,132,070
	Ottogi Corp.	3,910	521,835
	Pacific Corp.	6,730	978,250
#	Pacific Pharmaceutical Co., Ltd.	2,030	76,751
	Pang Rim Co., Ltd.	4,800	117,929
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	120,939
#	Pohang Coated Steel Co., Ltd.	6,320	151,334
#	Poong Lim Industrial Co., Ltd.	31,880	291,033
#	Poong San Corp.	41,500	849,935
* #	Prime Entertainment Co., Ltd.	26,770	13,541
#	Pulmuone Co., Ltd.	7,480	364,517
	Pum Yang Construction Co., Ltd.	8,260	139,741
	Pusan Bank	106,400	1,408,000
#	Pusan City Gas Co., Ltd.	14,730	387,509
*	Pyung Hwa Holdings Co., Ltd.	8,013	20,105
	Pyung Hwa Industrial Co., Ltd.	10,456	40,805
* #	RNL BIO Co., Ltd.	33,431	45,892
#	S&T Corp. (6223328)	12,395	250,611
*	S&T Corp. (B2PDGC1)	3,295	250,892
#	S&T Daewoo Co., Ltd.	12,330	361,707
#	S&T Dynamics Co., Ltd.	29,822	259,684
* #	S&T Motors Co., Inc.	92,190	81,062
	S1 Corp.	28,972	1,538,366
* #	Saehan Industries, Inc.	65,180	417,958
*	Saehan Media Corp.	15,530	66,188
* #	Sajo Industries Co., Ltd.	4,820	131,352
* #	Sajo O&F Corp.	1,696	12,986
#	Sam Jin Pharmaceutical Co., Ltd.	4,980	280,972
	Sam Kwang Glass Industrial Co., Ltd.	4,820	190,674
*	Sam Whan Camus Co., Ltd.	5,270	63,888
	Sam Yung Trading Co., Ltd.	13,450	77,772
*	Sambu Construction Co., Ltd.	10,690	647,360
	Samchully Co., Ltd.	4,720	1,051,132
* #	Samho F&G, Inc.	32,880	45,265
#	Samho International Co., Ltd.	12,681	224,756
	Samhwa Crown and Closure Co., Ltd.	2,400	59,739
	Samhwa Paints Industrial Co., Ltd.	26,400	92,631
* #	Samick Musical Instruments Co., Ltd.	146,160	126,894
	Samil Pharmaceutical Co., Ltd.	2,680	40,511
*	Samsung Climate Control Co., Ltd.	6,810	58,916

28

#	Samsung Fine Chemicals Co., Ltd.	29,280	$1,748,716
* #	Samwhan Corp.	13,660	310,373
#	Samyang Corp.	8,991	456,724
* #	Samyang Foods Co., Ltd.	7,360	126,147
#	Samyang Genex Co., Ltd.	4,026	269,212
	Samyang Tongsang Co., Ltd.	1,760	74,782
*	Samyoung Chemical Co., Ltd.	2,420	21,959
#	Samyoung Electronics Co., Ltd.	17,870	227,926
	SC Engineering Co., Ltd.	4,248	17,330
#	Seah Besteel Corp.	16,050	270,584
#	SEAH Holdings Corp.	4,160	421,479
#	SEAH Steel Corp.	5,500	259,080
#	Sebang Co., Ltd.	15,655	212,976
	Sejong Industrial Co., Ltd.	21,610	129,684
	Sempio Foods Co.	4,490	98,081
#	Seondo Electric Co., Ltd.	13,050	33,382
#	Seoul City Gas Co., Ltd.	3,590	313,928
#	Seoul Securities Co., Ltd.	447,434	720,365
* #	Serim Paper Manufacturing Co., Ltd.	24,240	294,258
* #	Seshin Co., Ltd.	19,902	41,745
#	Sewon Cellontech Co., Ltd.	14,221	95,585
*	SGWICUS Corp.	16,060	52,899
*	SH Chemical Co., Ltd.	12,650	113,638
#	Shin Heung Securities Co., Ltd.	11,094	348,375
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	63,336
#	Shin Won Corp.	6,010	126,170
#	Shin Young Securities Co., Ltd.	10,600	674,500
* #	Shinhan Engineering & Construction Co., Ltd.	3,676	69,471
*	Shinil Engineering Co., Ltd.	4,010	51,163
*	Shinpoong Pharmaceutical Co., Ltd.	4,680	108,393
#	Shinsegae Engineering & Construction Co., Ltd.	2,990	90,960
	Shinsung Engineering & Construction Co., Ltd.	14,059	98,736
#	Shinsung Engineering Co., Ltd.	30,420	149,031
*	Shinsung Tongsang Co., Ltd.	8,700	41,343
	Sindo Ricoh Co., Ltd.	11,169	679,825
#	SJM Co., Ltd.	22,510	129,599
#	SK Chemicals Co., Ltd.	22,820	1,445,161
	SK Energy Co., Ltd.	12	1,671
	SK Gas Co., Ltd.	9,960	798,678
#	SKC Co., Ltd.	34,460	850,799
	SL Corp.	19,820	161,855
#	Solomon Mutual Savings Bank	15,007	195,705
*	Songwon Industrial Co., Ltd.	12,420	52,077
#	Soosan Heavy Industries Co., Ltd.	40,700	64,113
*	Ssangyong Cement Industry Co., Ltd.	79,381	1,099,150
*	Ssangyong Corp.	4,186	66,354
* #	Ssangyong Motor Co.	137,030	730,540
*	STX Corp.	14,274	938,237
*	STX Engine Co., Ltd.	28,692	1,481,597
* #	STX Shipbuilding Co., Ltd.	3,326	131,388
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	69,902
	Suheung Capsule Co., Ltd.	16,030	103,230
	Sung Bo Chemicals Co., Ltd.	1,930	81,958
#	Sung Chang Enterprise Co., Ltd.	6,150	154,869
* #	Sung Shin Cement Co., Ltd.	22,350	288,445

29

* #	Sungjee Construction Co., Ltd.	4,690	$152,941
* #	Sungwon Corp.	49,310	735,598
*	Sunjin Co., Ltd.	2,840	81,132
#	Sunkyong Securities Co., Ltd.	268,610	881,020
#	Sunwoo Shipping & Technology Co., Ltd.	85,930	184,861
	Tae Kwang Industrial Co., Ltd.	880	942,824
	Tae Kyung Industrial Co., Ltd.	29,140	116,162
#	Taegu Department Store Co., Ltd.	13,040	214,904
* #	Taeyoung Engineering & Construction	90,740	987,747
#	Tai Han Electric Wire Co., Ltd.	24,401	1,188,917
	Tai Lim Packaging Industries Co., Ltd.	6,200	72,461
	TCC Steel	3,016	77,954
* #	Telcoware Co., Ltd.	9,000	74,417
* #	The Will-Bes & Co., Ltd.	11,120	46,539
#	Tong Yang Investment Bank	126,472	2,424,419
* #	Tong Yang Major Corp.	70,586	721,046
#	Tong Yang Moolsan Co., Ltd.	5,500	51,655
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc.	38,370	177,773
	TS Corp.	5,500	372,596
#	Uangel Corp.	12,280	71,924
* #	Uni Chem Co., Ltd.	56,800	40,342
#	Unid Co., Ltd.	6,000	247,515
* #	Union Steel Manufacturing Co., Ltd.	13,912	337,590
#	Uniquest Corp.	11,050	72,250
*	VGX International, Inc.	16,954	42,645
* #	Wealth Bridge Co., Ltd.	41,460	31,360
#	Whanin Pharmaceutical Co., Ltd.	13,650	220,609
	Wiscom Co., Ltd.	7,880	34,514
	Woongjin Coway Co., Ltd.	30,440	1,022,772
	Woongjin Thinkbig Co, Ltd.	22,329	571,758
#	Woongjin.Com Co., Ltd.	32,907	797,012
#	Woori Financial Co., Ltd.	20,620	223,174
	WooSung Feed Co., Ltd.	17,000	32,499
	YESCO Co., Ltd.	5,950	246,237
	Yoosung Enterprise Co., Ltd.	33,540	137,009
#	Youlchon Chemical Co., Ltd.	32,710	265,575
*	Young Poong Mining & Construction Corp.	1,580	93
	Young Poong Paper Manufacturing Co., Ltd.	2,170	71,456
	Youngbo Chemical Co., Ltd.	12,640	32,650
#	Youngone Corp.	68,080	678,059
#	Youngpoong Corp.	2,040	951,361
	Yuhan Corp.	9,946	1,975,809
	YuHwa Securities Co., Ltd.	12,910	276,646
* #	Yungjin Pharm Co., Ltd.	124,036	170,447
*	Yuyang Telecom Co., Ltd.	5,530	54,963
*	ZeroOne Interactive Co., Ltd.	32,840	29,775
TOTAL COMMON STOCKS			151,142,697

RIGHTS/WARRANTS — (0.0%)
*	Green Fire Marine Insurance Co., Ltd. Rights 03/14/08	628	3,217
*	Hanwha Securities Co., Ltd. Rights 03/11/08	22,551	115,275
TOTAL RIGHTS/WARRANTS			118,492

TOTAL — SOUTH KOREA			151,261,189

30

TAIWAN — (10.8%)
COMMON STOCKS — (10.8%)
*	A.G.V. Products Corp.	646,000	$263,261
	Aaeon Technology, Inc.	146,746	278,098
	Ability Enterprise Co., Ltd.	668,532	972,924
*	Abocom Systems, Inc.	115,640	48,921
*	Acbel Polytech, Inc.	758,560	304,358
*	Accton Technology Corp.	876,000	349,550
	Allis Electric Co., Ltd.	273,000	82,152
	Altek Corp.	453,935	613,915
	Ampoc Far East Co., Ltd.	153,830	57,048
	Amtran Technology Co., Ltd.	901,308	775,429
	Apex Biotechnology Corp.	178,592	352,177
*	Apex Science & Engineering Corp.	124,000	29,727
	Arima Communication Corp.	593,809	325,397
*	Arima Computer Corp.	1,453,000	258,044
	Arima Optoelectronics Corp.	350,593	284,743
	Asia Chemical Corp.	559,000	292,722
	Asia Polymer Corp.	495,936	402,015
*	Asia Vital Components Co., Ltd.	358,980	266,294
	Aten International Co., Ltd.	175,728	447,479
	Audix Co., Ltd.	259,877	200,554
	Aurora Corp.	522,195	475,851
	Aurora Systems Corp.	244,000	156,846
	Avermedia Technologies, Inc.	332,276	523,259
	Avision, Inc.	333,144	199,506
	Awea Mechantronic Co., Ltd.	120,900	212,707
	Bank of Kaohsiung Co., Ltd.	751,966	371,568
	Basso Industry Corp., Ltd.	322,537	403,411
*	Behavior Tech Computer Corp.	484,938	100,705
*	Bes Engineering Corp.	2,691,750	802,522
	Biostar Microtech International Corp.	223,053	118,702
	C Sun Manufacturing, Ltd.	241,483	138,339
*	Carnival Industrial Corp.	656,000	177,827
	Cathay Chemical Works, Inc.	229,000	100,095
	Cathay Real Estate Development Co., Ltd.	1,230,000	814,292
	Central Reinsurance Co., Ltd.	717,050	396,302
	Chain Qui Development Co., Ltd.	226,083	267,356
	Champion Building Materials Co., Ltd.	519,772	277,414
	Charoen Pokphand Enterprises Co., Ltd.	351,000	191,206
	Cheng Loong Corp.	1,760,330	708,189
	Chenming Mold Industrial Corp.	264,074	88,269
*	Chia Her Industrial Co., Ltd.	539,000	50,594
*	Chia Hsin Cement Corp.	971,000	755,834
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	12,043
	Chicony Electronics Co., Ltd.	569,769	881,182
*	Chien Shing Stainless Steel Co., Ltd.	480,000	151,130
	Chilisin Electronics Corp.	203,466	104,736
	China Chemical & Pharmaceutical Co.	408,000	248,565
	China Ecotek Corp.	170,000	188,224
	China Electric Manufacturing Co., Ltd.	694,900	335,302
*	China General Plastics Corp.	665,000	214,671
	China Glaze Co., Ltd.	324,555	126,019

31

	China Hi-Ment Corp.	355,804	$388,216
*	China Life Insurance Co., Ltd.	1,539,418	1,106,884
*	China Man-Made Fiber Co., Ltd.	2,399,879	821,679
	China Metal Products Co., Ltd.	388,772	698,347
*	China Petrochemical Development Corp.	3,185,000	1,520,792
*	China Rebar Co., Ltd.	55,174	8,067
	China Steel Chemical Corp.	375,909	928,833
	China Steel Structure Co., Ltd.	232,000	142,594
	China Synthetic Rubber Corp.	712,954	924,566
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	132,124
	Chinese Maritime Transport, Ltd.	426,850	1,206,911
	Ching Feng Home Fashions Industries Co., Ltd.	192,474	150,777
	Chin-Poon Industrial Co., Ltd.	558,649	465,926
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	498,255	1,003,008
	Chun Yu Works & Co., Ltd.	469,000	148,522
	Chun Yuan Steel Industrial Co., Ltd.	913,976	390,472
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	585,313
	Chung Hung Steel Corp.	1,863,000	1,261,096
	Chung Hwa Pulp Corp.	843,594	570,299
*	Clevo Co.	855,944	1,258,640
	Collins Co., Ltd.	661,000	252,946
	Compeq Manufacturing Co., Ltd.	2,207,000	704,236
	Continental Engineering Corp.	1,297,067	882,257
	Cosmo Electronics Corp.	172,000	225,270
*	Cosmos Bank Taiwan	1,746,500	171,176
	CTCI Corp.	938,748	734,070
	CX Technology Co., Ltd.	200,368	115,169
	Cybertan Technology, Inc.	412,012	665,949
	Cyntec Co., Ltd.	311,552	342,456
	Da-Cin Construction Co., Ltd.	438,711	205,086
*	De Licacy Industries Co.	100,000	22,492
*	Delpha Construction Co., Ltd.	462,000	119,253
	Depo Auto Parts Industrial Co., Ltd.	270,000	861,044
*	Der Pao Construction Co., Ltd.	476,000	12,626
	Diamond Flower Electric Instrument Co., Ltd.	199,514	466,140
	D-Link Corp.	557,160	885,169
	Eastern Media International	2,002,128	614,151
	Eclat Textile Co., Ltd.	229,317	123,780
	Edom Technology Co., Ltd.	238,776	128,531
	Elan Microelectronics Corp.	565,728	834,241
*	E-Lead Electronic Co., Ltd.	150,000	178,045
	Elite Material Co., Ltd.	312,479	110,993
	Elite Semiconductor Memory Technology, Inc.	355,534	577,809
*	Elitegroup Computer Systems Co., Ltd.	2,035,335	753,070
	Enlight Corp.	442,895	124,968
*	EnTie Commercial Bank	882,246	222,936
	Eten Information Systems, Ltd.	255,488	331,082
	Eternal Chemical Co., Ltd.	390,000	429,524
	Everest Textile Co., Ltd.	830,562	202,599
	Evergreen International Storage & Transport Corp.	1,691,000	1,139,710
	Everlight Chemical Industrial Corp.	655,000	361,606
*	Everspring Industry Co., Ltd.	417,530	110,086
	Evertop Wire Cable Corp.	276,629	76,299

32

	Excel Cell Electronics Co., Ltd.	143,000	$70,821
*	Far Eastern International Bank	3,163,048	1,064,705
	Federal Corp.	717,144	490,419
	Feng Hsin Iron & Steel Co., Ltd.	849,098	1,591,229
	Feng Tay Enterprise Co., Ltd.	791,561	598,382
*	FIC Global, Inc.	27,289	6,449
	First Copper Technology Co., Ltd.	703,000	294,725
	First Hotel	351,203	400,756
*	First Steamship Co., Ltd.	429,000	912,260
	Flytech Technology Co., Ltd.	112,500	354,046
*	Formosa Epitaxy, Inc.	223,000	212,267
	Formosa International Hotels Corp.	81,478	1,212,353
	Formosan Rubber Group, Inc.	841,000	586,713
	Fortune Electric Co., Ltd.	396,000	610,206
*	Fu I Industrial Co., Ltd.	97,900	33,666
	Fwuson Industry Co., Ltd.	453,000	200,015
	G Shank Enterprise Co., Ltd.	290,408	300,304
*	G.T.M. Corp.	338,000	303,943
	Gem Terminal Industries Co., Ltd.	250,922	226,941
	Giant Manufacture Co., Ltd.	483,170	1,085,892
*	Giga Storage Corp.	501,859	124,998
	Giga-Byte Technology Co., Ltd.	1,390,800	867,892
	Globe Union Industrial Corp.	406,438	412,070
	Gold Circuit Electronics, Ltd.	776,904	553,902
	Goldsun Development & Construction Co., Ltd.	1,984,265	1,242,517
	Good Will Instrument Co., Ltd.	134,400	98,599
	Gordon Auto Body Parts Co., Ltd.	233,789	87,608
*	Grand Pacific Petrochemical Corp.	1,061,000	392,283
	Grape King, Inc.	183,000	124,612
	Great China Metal Industry Co., Ltd.	462,000	218,034
	Great Taipei Gas Co., Ltd.	776,000	433,386
	Great Wall Enterprise Co., Ltd.	718,543	950,620
	Greatek Co., Ltd.	768,887	959,635
	Hanpin Co., Ltd.	151,000	91,389
	Hey Song Corp.	765,000	431,834
	Highwealth Construction Corp.	944,914	1,247,882
*	Hitron Technologies, Inc.	188,000	59,234
*	Ho Tung Holding Corp.	951,486	291,340
*	Hocheng Corp.	603,000	214,122
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	113,054
	Hong Tai Electric Industrial Co., Ltd.	567,000	441,766
	Hong Yi Fiber Industry Co., Ltd.	216,000	69,238
	Honmyue Enterprise Co., Ltd.	252,000	68,347
	Hota Industrial Manufacturing Co., Ltd.	192,200	238,461
	Hsin Kuang Steel Co., Ltd.	391,826	481,667
	Hsing Ta Cement Co., Ltd.	570,000	210,048
	Hua Eng Wire & Cable Co., Ltd.	988,565	378,507
	Huang Hsiang Construction Corp.	348,000	896,677
	Hung Ching Development & Construction Co., Ltd.	409,000	212,848
	Hung Poo Construction Corp.	485,800	773,349
	Hung Sheng Construction Co., Ltd.	887,000	746,770
*	Hwa Fong Rubber Co., Ltd.	467,000	132,250
	Ichia Technologies, Inc.	475,939	342,929
	I-Chiun Precision Industry Co., Ltd.	235,256	258,486
	Inernational Semiconductor Technology, Ltd.	688,065	275,983

33

	Infortrend Technology, Inc.	366,918	$565,440
	ITE Technology, Inc.	172,000	452,944
*	Jean Co., Ltd.	288,000	90,791
	Johnson Health Tech Co., Ltd.	161,000	288,258
	Jui Li Enterprise Co., Ltd.	336,000	123,870
	K Laser Technology, Inc.	248,343	213,396
	Kang Na Hsiung Co., Ltd.	302,000	160,149
*	Kao Hsing Chang Iron & Steel Corp.	715,000	206,018
	Kaulin Manufacturing Co., Ltd.	242,770	231,942
	Kee Tai Properties Co., Ltd.	731,850	510,805
*	Kenda Rubber Industrial Co., Ltd.	736,879	593,508
	King Yuan Electronics Co., Ltd.	2,011,334	998,808
	Kingdom Construction Co., Ltd.	889,000	478,123
*	King’s Town Bank	1,702,701	511,725
*	King’s Town Construction Co., Ltd.	494,994	426,335
	Kinpo Electronics, Inc.	2,606,037	864,871
	Knowledge-Yield-Excellence Systems Corp.	368,841	507,525
	Kung Long Batteries Industrial Co., Ltd.	64,000	78,346
*	Kuoyang Construction Co., Ltd.	687,000	435,201
*	Kwong Fong Industries Corp.	996,000	319,004
	Lan Fa Textile Co., Ltd.	535,340	199,996
*	Lead Data Co., Ltd.	617,920	149,633
	Leader Electronics, Inc.	174,477	76,952
*	Leadtek Research, Inc.	231,700	91,950
*	Lealea Enterprise Co., Ltd.	1,141,000	358,964
	Lee Chang Yung Chemical Industry Corp.	853,847	963,237
	Lee Chi Enterprises Co., Ltd.	326,000	130,167
	Lelon Co., Ltd.	251,170	92,884
*	Leofoo Development Co., Ltd.	507,000	367,671
	Les Enphants Co., Ltd.	281,080	202,559
*	Li Peng Enterprise Co., Ltd.	930,600	298,217
	Lian Hwa Foods Corp.	196,000	78,118
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	45,489
	Lien Hwa Industrial Corp.	1,089,302	803,947
	Lingsen Precision Industries, Ltd.	496,575	190,494
	Lite-On Technology Corp.	1	—
	Long Bon Development Co., Ltd.	759,062	450,686
	Long Chen Paper Co., Ltd.	823,668	325,907
	Lucky Cement Corp.	620,000	213,216
	Makalot Industrial Co., Ltd.	237,202	513,264
	Mayer Steel Pipe Corp.	256,584	238,947
	Maywufa Co., Ltd.	177,632	91,940
	Meiloon Co., Ltd.	391,119	257,529
	Mercuries & Associates, Ltd.	940,455	654,720
*	Mercuries Data Co., Ltd.	285,292	64,871
	Merida Industry Co., Ltd.	375,800	676,612
	Merry Electronics Co., Ltd.	238,363	604,158
	Microelectronics Technology, Inc.	665,000	363,378
	Micro-Star International Co., Ltd.	1,650,361	1,312,640
*	Microtek International, Inc.	387,000	61,210
	Min Aik Technology Co., Ltd.	185,770	238,425
	Mirle Automation Corp.	238,637	291,976
	Mitac Technology Corp.	656,360	525,210
	Mobiletron Electronics Co., Ltd.	135,000	127,988
	Mospec Seminconductor Corp.	131,000	148,093

34

*	Mustek Systems, Inc.	591,708	$148,239
	Nak Sealing Technologies Corp.	121,954	142,955
*	Namchow Chemical Industrial Co., Ltd.	473,000	149,601
	Nankang Rubber Tire Co., Ltd.	778,171	1,304,131
	Nantex Industry Co., Ltd.	383,110	363,401
	National Petroleum Co., Ltd.	455,824	420,386
*	New Asia Construction & Development Co., Ltd.	352,618	78,619
	Nien Hsing Textile Co., Ltd.	981,000	631,994
	Ocean Plastics Co., Ltd.	342,200	246,866
*	Optimax Technology Corp.	968,674	288,042
*	Opto Tech Corp.	714,886	606,159
*	Orient Semiconductor Electronics, Ltd.	226,487	56,364
	Oriental Union Chemical Corp.	1,074,302	1,044,840
*	Pacific Construction Co., Ltd.	1,054,000	116,399
*	Pacific Electric Wire & Cable Corp.	726,000	12,212
	Pan Jit International, Inc.	390,005	351,576
	Pan-International Industrial Corp.	114,000	204,450
*	PC Home Online	49,000	39,045
	Phihong Technology Co., Ltd.	538,180	336,232
	Phoenix Precision Technology Corp.	1,308,342	890,576
	Phoenixtec Power Co., Ltd.	703,725	1,064,010
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	251,534	505,181
*	Potrans Electrical Corp.	228,000	32,155
	Prince Housing & Development Corp.	1,569,319	901,551
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	280,662
	Promise Technology, Inc.	217,223	125,269
*	Protop Technology Co., Ltd.	192,000	6,707
*	Quintain Steel Co., Ltd.	613,000	156,952
	Radium Life Tech Corp.	704,586	798,048
*	Ralec Electronic Corp.	91,717	110,470
*	Rectron, Ltd.	185,496	27,131
*	Reward Wool Industry Corp.	314,000	104,735
*	Rexon Industrial Corp., Ltd.	469,000	130,884
	Richtek Technology Corp.	21,532	189,996
*	Ritek Corp.	5,595,000	1,336,088
	Ruentex Development Co., Ltd.	1,163,000	1,241,836
	Ruentex Industries, Ltd.	1,252,000	1,155,957
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	369,081
	San Fang Chemical Industry Co., Ltd.	266,770	200,813
	Sanyang Industrial Co., Ltd.	1,335,000	919,176
	Sanyo Electric Co., Ltd.	503,000	665,167
	SDI Corp.	274,000	255,287
	Senao International Co., Ltd.	371,884	526,894
	Shan-Loong Transportation Co., Ltd.	135,385	70,924
	Sheng Yu Steel Co., Ltd.	552,980	562,246
	Shihlin Electric & Engineering Corp.	895,000	1,103,113
*	Shihlin Paper Corp.	418,000	646,301
*	Shin Shin Co., Ltd.	49,000	41,516
	Shinkong Co., Ltd.	516,316	299,228
*	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	889,772
*	Shuttle, Inc.	290,152	121,937
	Sigurd Microelectronics Corp.	404,397	222,431

35

	Silicon Integrated Systems Corp.	2,346,137	$798,426
	Silitech Technology Corp.	221,303	682,831
	Sincere Navigation Corp.	591,669	1,205,730
	Sinkang Industries Co., Ltd.	259,805	199,818
	Sinkong Spinning Co., Ltd.	469,542	484,689
	Sinon Corp.	551,000	209,805
*	Sintek Photronics Corp.	1,439,463	411,862
	Sinyi Realty, Inc.	365,925	1,209,491
	Sitronix Technology Corp.	149,928	396,778
	Siward Crystal Technology Co., Ltd.	191,439	115,783
*	Solelytex Enterprise Corp.	214,200	159,724
*	Solomon Technology Corp.	583,000	365,407
	South East Soda Manufacturing Co., Ltd.	240,250	185,300
	Southeast Cement Co., Ltd.	899,700	407,119
	SPI Electronic Co., Ltd.	249,718	275,998
	Spirox Corp.	262,477	237,867
	Springsoft, Inc.	309,242	331,385
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	181,551
	Standard Foods Taiwan, Ltd.	531,000	290,624
	Stark Technology, Inc.	311,100	156,443
	Sunonwealth Electric Machine Industry Co., Ltd.	305,077	178,371
	Sunplus Technology Co., Ltd.	530,000	591,941
	Sunrex Technology Corp.	525,962	638,010
*	Syscom Computer Engineering Co.	140,000	40,372
	Sysware Systex Corp.	290,432	296,675
*	T JOIN Transportation Co.	802,000	428,420
	Ta Chen Stainless Pipe Co., Ltd.	735,197	993,626
*	Ta Chong Bank, Ltd.	3,172,212	937,634
	Ta Ya Electric Wire & Cable Co., Ltd.	871,578	277,072
	Ta Yih Industrial Co., Ltd.	194,000	140,632
	Tah Hsin Industrial Corp.	447,000	373,390
*	Tai Roun Products Co., Ltd.	258,000	97,010
	Ta-I Technology Co., Ltd.	217,266	168,213
*	Taichung Commercial Bank	2,187,112	974,826
	Tainan Enterprises Co., Ltd.	250,829	331,983
	Tainan Spinning Co., Ltd.	2,480,000	1,406,004
*	Taisun Enterprise Co., Ltd.	542,000	192,851
*	Taita Chemical Co., Ltd.	439,000	150,358
	Taiwan Acceptance Corp.	229,480	156,580
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	465,816
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	16,965
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	190,365
	Taiwan Hon Chuan Enterprise Co., Ltd.	283,840	259,147
	Taiwan Kai Yih Industrial Co., Ltd.	230,722	108,841
*	Taiwan Kolin Co., Ltd.	1,356,000	559,987
	Taiwan Life Insurance Co., Ltd	800,165	1,340,878
	Taiwan Line Tek Electronic Co., Ltd.	71,658	41,319
	Taiwan Mask Corp.	528,720	294,784
	Taiwan Navigation Co., Ltd.	598,777	1,064,974
	Taiwan Paiho Co., Ltd.	398,410	434,005
	Taiwan Polypropylene Co., Ltd.	461,824	343,333
*	Taiwan Pulp & Paper Corp.	618,000	238,446
*	Taiwan Sakura Corp.	411,080	161,681
	Taiwan Secom Co., Ltd.	691,332	1,186,014
	Taiwan Sogo Shinkong Security Co., Ltd.	495,724	446,185

36

	Taiwan Styrene Monomer Corp.	958,547	$427,366
*	Taiwan Tea Corp.	1,241,714	1,148,731
	Taiyen Biotech Co., Ltd.	438,000	379,903
*	Teapo Electronic Corp.	712,000	134,270
	Teco Electric & Machinery Co., Ltd.	2,784,000	1,567,354
	Tecom, Ltd.	447,114	241,958
	Ten Ren Tea Co., Ltd.	123,980	117,210
	Test-Rite International Co., Ltd.	774,946	482,446
	Tex-Ray Industrial Co., Ltd.	188,000	78,865
	The Ambassador Hotel	597,000	879,867
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	498,760	242,468
	Thinking Electronic Industrial Co., Ltd.	184,203	164,576
	Thye Ming Industrial Co., Ltd.	240,000	485,978
	Ton Yi Industrial Corp.	2,487,280	1,126,780
	Tong Yang Industry Co., Ltd.	648,864	597,846
*	Tsann Kuen Enterprise Co., Ltd.	454,340	603,266
	TSRC Corp.	903,975	1,216,000
	TTET Union Corp.	264,000	288,041
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	88,966
*	Twinhead International Corp.	766,504	105,590
	TYC Brother Industrial Co., Ltd.	472,886	343,651
*	Tycoons Group Enterprise Co., Ltd.	719,000	167,190
	Tyntek Corp.	407,774	354,977
	Tze Shin International Co., Ltd.	298,920	190,825
*	Uniform Industrial Corp.	84,530	104,257
*	Union Bank of Taiwan	2,955,488	657,106
*	Union Insurance Co., Ltd.	79,732	40,011
	Unitech Electronics Co., Ltd.	313,503	133,085
	Unitech Printed Circuit Board Corp.	628,857	528,368
	United Integration Service Co., Ltd.	446,439	391,371
	Unity Opto Technology Co., Ltd.	335,753	304,293
*	Universal Cement Corp.	874,251	428,656
	Universal Microelectronics Co., Ltd.	158,000	79,061
	Universal Scientific Industrial Co., Ltd.	1,675,548	865,528
	Universal, Inc.	123,000	50,511
	UPC Technology Corp.	1,311,599	788,335
	USI Corp.	1,203,000	739,522
*	U-TECH Media Corp.	317,000	93,391
*	Ve Wong Corp.	311,000	246,415
*	Veutron Corp.	145,000	73,403
*	Via Technologies, Inc.	2,114,000	1,292,402
*	Visual Photonics Epitacy Co., Ltd.	166,000	230,520
	Walsin Technology Corp., Ltd.	982,682	692,668
	Wan Hwa Enterprise Co., Ltd.	451,913	272,765
	Waterland Financial Holdings	3,593,260	1,373,202
*	Wei Chih Steel Industrial Co., Ltd.	433,000	127,380
*	Wei Chuan Food Corp.	737,000	487,576
	Weltrend Semiconductor, Inc.	343,884	305,388
	Wistron NeWeb Corp.	259,381	363,550
	WPG Holdings Co., Ltd.	387,102	424,014
*	Wus Printed Circuit Co., Ltd.	836,205	206,668
*	Ya Hsin Industrial Co., Ltd.	1,032,578	—
	Yageo Corp.	4,798,000	1,459,210
	Yeung Cyang Industrial Co., Ltd.	404,142	478,058

37

*	Yi Jinn Industrial Co., Ltd.	709,000	$112,135
	Yieh Phui Enterprise Co., Ltd.	2,301,035	1,050,265
	Yosun Industrial Corp.	449,130	326,106
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,852,458	1,201,140
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	255,672	363,081
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	450,019
	Yung Tay Engineering Co., Ltd.	729,000	580,786
	Zig Sheng Industrial Co., Ltd.	795,442	204,933
	Zinwell Corp.	316,376	960,359
	Zippy Technology Corp.	207,570	127,382
	Zyxel Communication Corp.	960,030	1,046,250

TOTAL — TAIWAN			164,582,083

THAILAND — (2.9%)
COMMON STOCKS — (2.9%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	101,033
*	Adkinson Securities PCL (Foreign)	13,031,600	310,523
*	Advance Agro PCL (Foreign)	809,000	992,776
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	168,646
	Amata Corp. PCL (Foreign)	2,369,800	1,219,722
*	Apex Development (Foreign)	3,536	2,420
	Asia Plus Securities PCL (Foreign)	5,068,950	618,420
#	Asian Property Development PCL (Foreign)	4,535,100	922,149
	Asian Property Development PCL (Foreign) NVDR	1,911,600	388,697
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	287,915
#	Bangkok Chain Hospital PCL (Foreign)	1,855,500	445,084
	Bangkok Expressway PCL (Foreign)	1,458,800	1,015,019
	Bangkok First Investment & Trust PCL (Foreign)	702,200	139,436
	Bangkok Insurance PCL (Foreign)	84,734	748,405
*	Bangkok Land PCL (Foreign)	14,748,970	342,073
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	506,992
*	Bangkok Rubber PCL (Foreign)	14,600	1,150
	Big C Supercenter PCL (Foreign)	48,000	70,532
#	Bualuang Securities PCL (Foreign)	240,000	182,240
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	742,399
	Capital Nomura Securities PCL (Foreign)	46,000	50,056
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	48,967
*	Central Paper Industry PCL (Foreign)	20	1,334
	Central Plaza Hotel PCL (Foreign)	916,100	168,813
	Ch. Karnchang PCL (Foreign)	2,746,200	702,364
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	160,756
	Dynasty Ceramic PCL (Foreign)	882,400	448,559
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	311,654
*	Erawan Group PCL	335,930	48,028
	Erawan Group PCL (Foreign)	3,710,340	530,470
	GMM Grammy PCL (Foreign)	928,000	294,837
*	Golden Land Property PCL (Foreign)	485,616	123,429
*	Golden Land Property PCL (Foreign) NVDR	41,200	10,472
	Hana Microelectronics PCL (Foreign)	1,281,796	773,761
	Hermraj Land & Development PCL (Foreign)	16,126,900	578,980
	Home Product Center PCL (Foreign)	4,526,470	716,182
	ICC International PCL (Foreign)	204,600	269,766
	Indorama Polymers PCL (Foreign)	207,000	59,190

38

*	ITV PCL (Foreign)	2,785,600	$92,927
	Jasmine International PCL (Foreign)	22,596,400	186,658
	Kang Yong Electric PCL (Foreign)	7,200	9,236
#	KGI Securities One PCL (Foreign)	6,065,846	474,090
	Khon Kaen Sugar Industry PCL (Foreign)	581,600	266,085
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	58,859
#	Kiatnakin Finance PCL (Foreign)	834,300	781,949
#	Kim Eng Securities Thailand PCL (Foreign)	989,700	809,683
	Krungthai Card PCL (Foreign)	576,700	415,920
#	L.P.N. Development PCL (Foreign)	415,250	89,712
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,261,657
	Laguna Resorts & Hotels PCL (Foreign)	80,500	122,764
	Lalin Property PCL (Foreign)	1,650,500	146,828
#	Lanna Resources PCL (Foreign)	833,500	505,793
	Loxley PCL (Foreign)	5,615,220	438,870
#	Major Cineplex Group PCL (Foreign)	2,031,200	1,142,248
	MBK Development PCL (Foreign)	330,900	751,687
	Minor Corp. PCL (Foreign)	350,180	161,322
	MK Real Estate Development PCL (Foreign)	1,960,260	146,981
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	88,578
*	Nakornthai Strip Mill PCL (Foreign)	42,252,000	349,024
*	Nation Multimedia Group PCL (Foreign)	146,259	38,104
	Noble Development PCL (Foreign)	573,600	75,083
*	Pacific Assets PCL (Foreign)	141,000	20,920
	Padaeng Industry PCL (Foreign) NVDR (6362351)	588,500	649,734
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	81,479
	Patum Rice Mill & Granary PCL (Foreign)	5,500	6,815
	Phatra Insurance PCL (Foreign)	10,000	51,469
	Polyplex PCL (Foreign)	970,000	209,563
	Power Line Engineering PCL (Foreign)	1,369,100	228,365
	Pranda Jewelry PCL (Foreign)	118,000	33,741
*	Property Perfect PCL (Foreign)	2,485,300	311,107
	Quality Houses PCL (Foreign)	17,899,800	1,364,878
	Regional Container Lines PCL (Foreign)	1,185,300	960,291
#	Robinson Department Store PCL (Foreign)	1,875,025	667,205
	Rojana Industrial Park PCL (Foreign)	1,122,800	556,495
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	216,839
	Saha-Union PCL (Foreign)	636,600	382,263
	Sahaviriya Steel Industries PCL (Foreign)	22,178,500	641,221
#	Samart Corporation PCL (Foreign)	2,154,900	503,209
	Samart I-Mobile PCL (Foreign)	950,300	603,844
	Sammakorn PCL (Foreign)	75,000	5,242
	Sansiri PCL (Foreign)	2,901,166	341,043
	SC Asset Corp. PCL (Foreign)	580,100	289,359
	Seamico Securities PCL (Foreign)	1,759,022	190,014
	SE-Education PCL (Foreign)	253,600	76,543
	Serm Suk PCL (Foreign)	10,000	5,973
*	Serm Suk PCL (Foreign) NVDR	39,000	23,295
*	Shinawatra Satellite PCL (Foreign)	2,372,000	776,222
	Siam Future Development PCL (Foreign)	220,000	78,983
	Siam Industrial Credit PCL (Foreign)	178,162	23,661
	Siam Makro PCL (Foreign)	512,100	1,602,600
* #	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	425,837
	Sri Trang Agro Industry PCL (Foreign)	370,998	152,053
	Srithai Superware PCL (Foreign)	439,300	115,146

39

	Supalai PCL (Foreign)	2,640,533	$300,337
	SVOA PCL (Foreign)	1,007,100	41,596
	Tata Steel (Thailand) PCL (Foreign)	10,445,300	750,004
	Thai Carbon Black PCL (Foreign)	87,900	79,592
	Thai Plastic & Chemicals PCL (Foreign)	1,857,400	1,239,250
	Thai Reinsurance PCL (Foreign)	1,484,700	287,742
*	Thai Rung Union Car PCL (Foreign)	759,600	60,334
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	702,729
#	Thai Union Frozen Products PCL (Foreign)	646,000	418,694
	Thai Vegetable Oil PCL (Foreign)	911,875	579,428
	Thai Wacoal PCL (Foreign)	78,000	84,257
	Thanachart Capital PCL (Foreign)	3,592,300	1,757,631
	Ticon Industrial Connection PCL (Foreign)	1,026,600	619,711
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	63,504
	Tipco Asphalt PCL (Foreign)	352,190	266,310
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	147,409
	Tisco Bank PCL (Foreign) NVDR	167,800	158,604
	TISCO Finance PCL (Foreign)	745,900	734,643
	TPI Polene PCL (Foreign)	229,400	53,205
*	TT&T PCL (Foreign)	7,453,700	189,451
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,731
*	Tycoons Worldwide Group PCL (Foreign)	804,700	149,563
*	Union Mosaic Industry PCL (Foreign)	681,900	18,848
	United Palm Oil Industry PCL (Foreign)	21,000	47,371
	Univentures PCL (Foreign)	1,801,100	165,947
	Vanachai Group PCL (Foreign)	2,859,066	334,277
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	118,102
	Vinythai PCL (Foreign)	2,273,034	527,185
TOTAL COMMON STOCKS			44,416,171

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	217,333	691
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	1,099,600	48,561
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	11,864
TOTAL RIGHTS/WARRANTS			61,116

TOTAL — THAILAND			44,477,287

TURKEY — (2.9%)
COMMON STOCKS — (2.9%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	114,753	803,651
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	535,991
	Afyon Cimento Sanayii Ticaret A.S.	201	189,210
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,497,513
*	Akenerji Elektrik Uretim A.S.	80,193	690,214
	Aksa Akrilik Kimya Sanayii A.S.	206,894	319,286
	Aksigorta A.S.	315,148	1,564,505
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	45,473
	Alarko Holding A.S.	326,389	760,711
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	80,978
	Alkim Alkali Kimya A.S.	37,197	236,986

40

*	Alternatifbank A.S.	1	$1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	414,364
	Anadolu Anonim Turk Sigorta Sirketi A.S.	619,763	799,132
	Anadolu Cam Sanayii A.S.	578,340	1,410,708
	Anadolu Hayat Sigorta A.S.	209,393	613,502
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,571	233,599
*	Ayen Enerji A.S.	161,469	340,076
	Aygaz A.S.	410,610	1,429,426
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	500,153
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	416,723
	Bati Anabolu Cimento A.S.	110,525	800,403
	Bati Soeke Cimento Sanayi A.S.	67,601	137,254
*	Beko Elektronik A.S.	234,899	195,550
	Bolu Cimento Sanayii A.S.	284,896	417,536
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	263,857
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	2,600	167,672
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	233,588
*	Boyner Buyuk Magazacilik A.S.	189,233	336,183
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	319,219
	BSH ev Aletleri Sanayi ve Ticaret A.S.	5,040	106,955
	Bursa Cimento Fabrikasi A.S.	115,360	891,361
	Celebi Hava Servisi A.S.	51,037	335,354
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	160,794
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,505,713
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	114,830	1,425,350
*	Dogan Gazetecilik A.S.	105,300	223,147
	Dogus Otomotiv Servis ve Ticaret A.S.	161,473	899,222
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	411,870	230,562
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,087,973
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	275,608
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	100,949
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	129,243
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	117,787
*	Global Yatirim Holding A.S.	553,230	528,148
*	Goldas Kuyumculuk Sanayi A.S.	223,653	513,098
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	314,452
*	Goodyear Lastikleri T.A.S.	16,988	182,027
*	GSD Holding A.S.	924,152	747,286
*	Gunes Sigorta A.S.	179,660	238,574
	Hektas Ticaret T.A.S.	130,556	132,180
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	581,201	1,377,278
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	70,923	146,514
*	Ihlas Holding A.S.	1,237,042	1,004,796
*	Isiklar Ambalaj A.S.	199,020	128,484
*	Izmir Demir Celik Sanayii A.S.	154,263	293,254
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	661,242
	Karton Sanayi ve Ticaret A.S.	4,287	191,175
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	99,381
	Konya Cimento Sanayii A.S.	5,645	212,086
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	250,232	543,076
	Mardin Cimento Sanayii ve Ticaret A.S.	155,584	793,223

41

*	Marmari Marti Otel Isletmeleri A.S.	226,058	$166,447
	Marshall Boya ve Vernik Sanayii A.S.	10,097	106,903
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,859	154,025
	Migros Turk A.S.	1	11
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	64,746
*	Mudurnu Tavukculuk A.S.	1,740	642
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	128,822
*	Nergis Holding A.S.	1,784	5,408
*	Net Holding A.S.	1,239,663	863,904
*	Net Turizm Ticaret ve Sanayi A.S.	318,792	228,918
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	139,470
	Otobus Karoseri Sanayi A.S.	44,321	619,593
*	Parsan Makina Parcalari Sanayii A.S.	102,576	180,437
	Pinar Entegre Et ve Un Sanayi A.S.	87,173	252,279
	Pinar Sut Mamulleri Sanayii A.S.	83,887	417,661
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,767
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	111,145
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	109,462	240,407
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	156,998
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	284,245	646,299
*	Tekstil Bankasi A.S.	359,314	378,684
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	366,803
	Tofas Turk Otomobil Fabrikasi A.S.	1	5
	Trakya Cam Sanayii A.S.	772,481	1,502,375
*	Turk Demir Dokum Fabrikalari A.S.	72,898	559,304
*	Turk Ekonomi Bankasi A.S.	569,776	909,084
	Ulker Biskuvi Sanayi A.S.	394,954	1,224,933
	USAS Ucak Servisi A.S.	71,628	94,397
*	Uzel Makina Sanayii A.S.	156,941	179,222
*	Vakif Finansal Kiralama A.S.	24,721	58,307
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	499,893
	Yapi Kredi Finansal Kiralama A.S.	163,135	395,080
	Yapi Kredi Sigorta A.S.	102,412	1,039,823
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	422,587

TOTAL — TURKEY			43,466,136

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (11.9%)
@	Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $115,946,378 FHLMC 4.725%(r), 09/01/35 & FNMA, rates ranging from 5.90% to 6.00%, maturities ranging from 08/01/37 to 10/01/37, valued at $102,000,000) to be repurchased at $100,026,500	$100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $96,293,947 FHLMC, rates ranging from 3.706%(r) to 7.000%, maturities ranging from 12/01/22 to 12/01/37; FNMA 5.221%(r), 07/01/35; & GNMA 5.000%, 09/15/35 & 7.000%, 06/15/36, valued at $83,549,595) to be repurchased at $81,933,074	81,911	81,911,367
TOTAL SECURITIES LENDING COLLATERAL			181,911,367

TOTAL INVESTMENTS - (100.0%)
(Cost $1,158,053,407) ##			$1,526,280,082

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$315,730,354
Level 2 – Other Significant Observable Inputs	1,210,549,728
Level 3 – Significant Unobservable Inputs	—
Total	$1,526,280,082

42

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRALIA — (1.8%)
BONDS — (1.8%)
Commonwealth Bank of Australia
5.200%, 05/28/08	10,000	$9,240,480
Toyota Finance Australia
5.050%, 07/28/08	22,588	20,776,949
Western Australia Treasury Corp.
4.280%, 06/12/08	12,435	11,456,758
4.050%, 06/19/08	22,900	21,081,811
TOTAL — AUSTRALIA		62,555,998

AUSTRIA — (3.4%)
BONDS — (3.4%)
Bundesimmobiliengesellschaft mbH
(f) 3.500%, 08/22/08	29,200	28,114,864
Oesterreichische Kontrollbank AG
(f) 1.500%, 03/27/08	21,000	20,146,513
3.750%, 11/28/08	11,000	16,632,812
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	54,575	52,474,204
TOTAL — AUSTRIA		117,368,393

BELGIUM — (1.2%)
BONDS — (1.2%)
Belgium, Kingdom of
5.750%, 03/28/08	26,000	39,491,975

CANADA — (2.5%)
BONDS — (2.5%)
British Columbia, Province of
(f) 2.125%, 03/26/08	20,000	19,194,125
Export Development Canada
(j) 0.880%, 09/22/08	6,750,000	65,006,937
TOTAL — CANADA		84,201,062

DENMARK — (0.4%)
BONDS — (0.4%)
Denmark, Kingdom of
4.000%, 08/15/08	70,000	14,246,795

FRANCE — (4.7%)
BONDS — (4.7%)
Caisse D’Amortissement de la Dette Sociale SA
(t) 5.350%, 07/17/08	11,290	10,408,312
5.125%, 10/25/08	14,000	21,367,056

1

	Dexia Credit Local
	5.250%, 04/25/08	10,000	$15,190,284
	Government of France
	5.250%, 04/25/08	62,000	94,268,802
	Ixis Corp. & Invest Bank
	7.500%, 08/05/08	8,000	12,286,491
	Reseau Ferre de France
(f)	3.250%, 09/12/08	6,000	5,775,737
TOTAL — FRANCE			159,296,682

GERMANY — (13.4%)
BONDS — (13.4%)
	Bayerische Landesbank
	4.000%, 07/23/08	27,000	40,917,686
	DSL Bank AG
(j)	1.750%, 10/07/09	5,760,000	56,252,507
	Kreditanstalt fuer Wiederaufbau
	3.750%, 12/15/08	32,000	48,459,038
(j)	2.050%, 09/21/09	1,000,000	9,804,601
	Landesbank Baden-Wuerttemberg
(f)	3.000%, 12/22/08	5,000	4,800,288
	Landesbank Hessen-Thuringen Girozentrale
(f)	4.375%, 08/15/08	20,055	19,387,341
	Landwirtschaftliche Rentenbank
(j)	0.650%, 09/30/08	9,715,000	93,396,881
	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.000%, 07/04/08	52,000	78,591,838
	Norddeutsche Landesbank Girozentrale AG
(j)	0.450%, 01/19/09	10,718,000	102,790,149
TOTAL — GERMANY			454,400,329

JAPAN — (0.2%)
BONDS — (0.2%)
	Japan Finance Corp. for Municipal Enterprises
(f)	3.000%, 03/18/08	7,000	6,720,504

NETHERLANDS — (5.8%)
BONDS — (5.8%)
	Bank Nederlandse Gemeenten
(t)	5.100%, 08/05/08	11,300	10,392,109
(j)	0.800%, 09/22/08	9,300,000	89,487,502
(f)	2.000%, 12/30/08	4,000	3,816,560
	Rabobank Nederland
(j)	0.200%, 06/20/08	8,100,000	77,786,197
(f)	3.500%, 12/29/08	15,500	14,970,517
TOTAL — NETHERLANDS			196,452,885

NORWAY — (0.1%)
BONDS — (0.1%)
	Kommunalbanken
(f)	1.750%, 04/30/08	3,500	3,355,115

2

SPAIN — (2.9%)
BONDS — (2.9%)
	Instituto de Credito Oficial
	3.000%, 06/16/08	6,500	$9,829,713
(j)	0.800%, 09/28/09	9,138,000	87,942,585
TOTAL — SPAIN			97,772,298

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.5%)
BONDS — (3.5%)
	African Development Bank
(f)	1.500%, 04/11/08	6,000	5,752,852
	Inter-American Development Bank
(j)	1.900%, 07/08/09	10,900,000	106,434,004
	Nordic Investment Bank
(t)	4.320%, 06/02/08	9,200	8,482,764
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			120,669,620

SWEDEN — (0.3%)
BONDS — (0.3%)
	Kommuninvest
(t)	5.000%, 11/25/08	9,900	9,025,593

UNITED KINGDOM — (2.8%)
BONDS — (2.8%)
	Bank of Scotland P.L.C.
(j)	0.800%, 10/02/08	5,922,000	56,920,629
	GlaxoSmithKline Capital P.L.C.
(e)	3.375%, 04/15/08	17,200	26,079,555
	Nework Rail Infrastructure Finance P.L.C.
	4.500%, 03/14/08	6,000	11,915,862
TOTAL — UNITED KINGDOM			94,916,046

UNITED STATES — (56.3%)
BONDS — (26.8%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	84,000	83,729,436
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	97,400	97,352,371
	Citigroup, Inc.
(f)	1.500%, 04/07/08	25,000	23,953,775
(j)	0.800%, 10/30/08	2,263,000	21,643,355
	Deutsche Bank AG Floating Rate Note
(r)	3.565%, 02/16/10	90,000	89,986,860
	General Electric Capital Corp.
(j)	0.550%, 10/14/08	3,688,000	35,339,943
(j)	0.750%, 02/05/09	4,497,000	43,165,789
(f)	2.250%, 02/09/09	21,000	20,031,538
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	44,200	44,306,831
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,751,510
	Pfizer, Inc.
(j)	0.800%, 03/18/08	7,539,000	72,558,358

3

	Toyota Motor Credit Corp.
(j)	0.750%, 06/09/08	8,456,000	$81,340,143
(t)	4.940%, 09/22/08	25,000	22,879,443
	Wachovia Corp. Floating Rate Note
(r)	5.500%, 02/23/09	45,000	44,894,745
(r)	5.465%, 11/24/09	50,000	49,845,900
	Wells Fargo Bank & Co. Floating Rate Note
(r)	5.380%, 09/23/09	90,000	90,132,030
TOTAL BONDS			910,912,027

COMMERCIAL PAPER — (29.5%)
	Allianz Finance Corp.
	3.050%, 03/07/08	46,500	46,472,332
	Archer-Daniels-Midland Co.
	3.000%, 03/10/08	27,000	26,976,764
	2.980%, 03/12/08	23,500	23,475,694
	2.990%, 04/01/08	43,700	43,579,349
	Cafco LLC
	3.200%, 03/06/08	51,500	51,469,188
	Caisse Centrale Desjardins Du Quebec
	3.110%, 04/23/08	15,000	14,931,375
	3.000%, 05/20/08	50,000	49,658,450
	Ciesco L.P.
	3.250%, 03/07/08	40,500	40,471,727
	3.250%, 03/10/08	55,000	54,945,446
	CME Group, Inc.
	2.990%, 03/04/08	20,000	19,993,200
	CRC Funding LLC
	3.250%, 03/14/08	58,500	58,419,329
	Danske Corp.
	3.080%, 03/28/08	63,000	62,849,077
	Electricite de France
	4.400%, 03/03/08	36,000	35,990,820
	4.300%, 03/06/08	32,625	32,608,361
	4.350%, 03/10/08	17,000	16,985,513
	ING America Insurance Holdings
	3.100%, 03/20/08	50,000	49,914,445
	MetLife Funding, Inc.
	2.900%, 03/07/08	15,345	15,335,870
	2.920%, 03/10/08	36,300	36,269,065
	National Rural Utilities
	2.940%, 03/07/08	36,000	35,978,371
	3.050%, 03/10/08	60,000	59,948,364
	New Center Asset Trust
	3.150%, 03/07/08	53,000	52,963,001
	3.200%, 03/10/08	12,000	11,988,097
	3.250%, 03/11/08	32,000	31,965,142
	Nstar Electric Co.
	2.950%, 03/04/08	20,500	20,492,962
	NYSE Euronext
	2.960%, 03/03/08	69,204	69,186,353
	Southern Co.
	2.940%, 03/18/08	31,345	31,296,259
	Total Capital SA
	4.250%, 03/31/08	11,000	10,970,845
TOTAL COMMERCIAL PAPER			1,005,135,399

TOTAL — UNITED STATES			1,916,047,426

4

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $34,410,000 FNMA 5.58%, 03/25/37, valued at $24,440,559) to be repurchased at $24,084,899	$24,079	$24,079,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,217,953,352)##		$3,400,599,721

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	—	—
Level 2 – Other Significant Observable Inputs	$3,400,599,721	$(65,974,915)
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,400,599,721	$(65,974,915)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

5

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (84.8%)
Consumer Discretionary — (9.2%)
*	4Kids Entertainment, Inc.	11,700	$138,528
* #	99 Cents Only Stores	5,220	48,494
*	A.C. Moore Arts & Crafts, Inc.	21,600	185,112
	Aaron Rents, Inc.	26,200	514,044
* #	AbitibiBowater Canada, Inc.	21,476	222,277
*	Acme Communications, Inc.	23,312	68,537
*	AH Belo Corp. Series A	23,042	280,421
#	Aldila, Inc.	6,697	108,826
*	Alloy, Inc.	17,245	132,614
	American Axle & Manufacturing Holdings, Inc.	72,700	1,430,736
#	American Greetings Corp. Class A	73,700	1,387,034
*	America’s Car-Mart, Inc.	18,768	204,571
#	Arctic Cat, Inc.	18,844	142,461
	ArvinMeritor, Inc.	104,900	1,184,321
#	Asbury Automotive Group, Inc.	50,300	705,206
*	Ashworth, Inc.	6,800	22,984
*	Audiovox Corp. Class A	23,689	213,201
*	AutoNation, Inc.	307,500	4,480,275
* #	Avatar Holdings, Inc.	11,700	504,036
*	Ballantyne of Omaha, Inc.	15,921	78,491
#	Barnes & Noble, Inc.	28,700	807,044
	Bassett Furniture Industries, Inc.	7,874	92,441
	Beasley Broadcast Group, Inc.	11,000	61,050
#	Belo Corp. Class A	148,448	1,747,233
*	Benihana, Inc. Class A	300	3,213
*	Big Lots, Inc.	54,200	913,270
#	Blockbuster, Inc. Class A	172,100	523,184
*	Blockbuster, Inc. Class B	81,610	226,060
* #	Bluegreen Corp.	21,700	183,582
#	Bob Evans Farms, Inc.	56,700	1,641,465
#	Bon-Ton Stores, Inc.	14,349	82,076
	Books-A-Million, Inc.	19,600	162,484
#	Borders Group, Inc.	10,000	92,600
	BorgWarner, Inc.	154,800	6,673,428
	Brown Shoe Company, Inc.	39,075	573,621
#	Brunswick Corp.	94,900	1,545,921
*	Buca, Inc.	2,771	1,136
#	Building Materials Holding Corp.	17,800	102,884
*	Cache, Inc.	9,000	89,640
* #	California Coastal Communities, Inc.	16,509	84,361
	Callaway Golf Co.	95,700	1,458,468
#	Carmike Cinemas, Inc.	19,300	139,539
*	Carriage Services, Inc.	25,166	198,811

1

*	Cavalier Homes, Inc.	23,113	$39,292
*	Cavco Industries, Inc.	10,842	357,135
	CBS Corp. Class A	4,001	91,223
	CBS Corp. Class B	634,421	14,477,487
*	Chromcraft Revington, Inc.	100	450
	Churchill Downs, Inc.	10,000	455,300
#	Circuit City Stores, Inc.	98,500	435,370
#	Citadel Broadcasting Co.	155,642	163,424
	Clear Channel Communications, Inc.	339,300	10,857,600
	Coachmen Industries, Inc.	6,900	30,567
	Coast Distribution System, Inc.	400	2,160
	Cobra Electronics Corp.	1,200	5,748
#	Collectors Universe, Inc.	14,288	133,021
* #	Comcast Corp. Class A	1,964,037	38,377,283
* #	Comcast Corp. Special Class A Non-Voting	871,574	16,864,957
*	Concord Camera Corp.	9,362	40,913
* #	Conn’s, Inc.	19,100	243,525
#	Cooper Tire & Rubber Co.	88,500	1,599,195
*	Cox Radio, Inc.	61,500	675,885
	CSS Industries, Inc.	18,850	658,053
*	Culp, Inc.	20,933	152,811
* #	Cumulus Media, Inc. Class A	22,400	123,200
*	Cybex International, Inc.	2,800	11,340
*	Cycle Country Accessories Corp.	3,220	6,311
	Delta Apparel, Inc.	879	7,797
*	Design Within Reach, Inc.	20,671	49,817
*	DG Fastchannel, Inc.	132	2,665
* #	Diedrich Coffee, Inc.	9,552	30,375
#	Dillards, Inc. Class A	123,800	1,831,002
* #	Directed Electronics, Inc.	1,368	3,010
*	Discovery Holding Co. Class A	80,960	1,827,267
*	Discovery Holding Co. Class B	6,597	168,223
	Disney (Walt) Co.	258,761	8,386,444
*	Dixie Group, Inc.	11,800	103,958
*	Dorman Products, Inc.	6,249	65,614
	Dover Motorsports, Inc.	16,800	116,088
*	Duckwall-ALCO Stores, Inc.	700	10,969
	Educational Development Corp.	1,000	5,620
*	Emerson Radio Corp.	31,640	34,171
#	Emmis Communications Corp. Class A	18,000	53,280
	Entercom Communications Corp.	40,900	456,853
*	Entravision Communications Corp.	67,000	388,600
	Escalade, Inc.	600	5,460
* #	Expedia, Inc.	109,511	2,511,087
*	Famous Dave’s of America, Inc.	200	2,030
* #	Finlay Enterprises, Inc.	1,800	1,674
*	Flanigan’s Enterprises, Inc.	865	6,963
	Flexsteel Industries, Inc.	519	6,840
#	Foot Locker, Inc.	245,600	3,020,880
*	Ford Motor Co.	1,540,108	10,056,905
*	Franklin Covey Co.	24,551	189,534
*	Franklin Electronic Publishers, Inc.	15,050	32,959
#	Fred’s, Inc.	60,080	527,502
	FTD Group, Inc.	46,869	646,324
* #	Fuel Systems Solutions, Inc.	1,973	20,401

2

#	Furniture Brands International, Inc.	67,318	$875,134
*	GameTech International, Inc.	12,238	71,225
* #	Gander Mountain Co.	24,080	136,052
	Gannett Co., Inc.	213,500	6,437,025
* #	Gaylord Entertainment Co.	35,582	1,070,662
#	General Motors Corp.	322,000	7,496,160
*	Getty Images, Inc.	16,900	543,504
* #	G-III Apparel Group, Ltd.	26,250	343,613
* #	Gottschalks, Inc.	21,876	50,315
#	Gray Television, Inc.	66,879	387,898
* #	Great Wolf Resorts, Inc.	46,020	316,157
#	Group 1 Automotive, Inc.	31,900	781,550
#	Handleman Co.	21,126	27,675
* #	Harris Interactive, Inc.	48,600	131,706
*	Hartmarx Corp.	2,000	5,000
*	Hastings Entertainment, Inc.	1,572	12,890
#	Haverty Furniture Co., Inc.	28,800	282,816
* #	Hawk Corp.	600	11,220
*	Hayes Lemmerz International, Inc.	9,000	28,620
	Hearst-Argyle Television, Inc.	66,500	1,463,000
*	Hollywood Media Corp.	6,230	16,572
*	IAC/InterActiveCorp.	438,616	8,728,458
	ILX Resorts, Inc.	900	5,085
* #	Infosonics Corp.	600	798
*	Interstate Hotels & Resorts, Inc.	43,853	217,949
	J. Alexander’s Corp.	11,218	86,827
#	J.C. Penney Co., Inc.	124,115	5,735,354
*	Jakks Pacific, Inc.	18,275	510,786
* #	Jarden Corp.	43,815	1,055,503
*	Jo-Ann Stores, Inc.	32,500	536,250
	Johnson Outdoors, Inc.	12,128	224,368
#	Jones Apparel Group, Inc.	115,900	1,635,349
	Journal Communications, Inc. Class A	70,900	488,501
#	Journal Register Co.	40,200	40,200
	Kenneth Cole Productions, Inc. Class A	21,855	324,984
	Kimball International, Inc. Class B	35,282	368,697
	LaCrosse Footwear, Inc.	95	1,591
*	Lakeland Industries, Inc.	10,257	107,801
* #	Lakes Entertainment, Inc.	32,400	190,512
#	Landry’s Restaurants, Inc.	25,100	445,023
*	Lazare Kaplan International, Inc.	12,380	123,800
#	La-Z-Boy, Inc.	49,900	420,657
*	Leapfrog Enterprises, Inc.	100	570
* #	Lear Corp.	32,100	885,318
#	Lee Enterprises, Inc.	29,111	300,134
	Leggett & Platt, Inc.	281,074	4,693,936
* #	Lenox Group, Inc.	14,054	26,000
* #	Liberty Global, Inc. Series C	51,493	1,805,860
*	Liberty Media Holding Corp. Capital Class A	156,441	18,164,365
* #	Liberty Media Holding Corp. Capital Class B	3,522	422,957
*	Liberty Media Holding Corp. Interactive Class A	801,579	11,510,674
*	Liberty Media Holding Corp. Interactive Class B	17,888	256,156
#	Lifetime Brands, Inc.	20,800	214,864
*	Lin TV Corp.	28,200	289,614
#	Lithia Motors, Inc. Class A	11,700	120,276

3

* #	Live Nation, Inc.	31,462	$373,454
*	Lodgian, Inc.	28,478	254,878
*	Luby’s, Inc.	55,762	510,222
* #	Mace Security International, Inc.	9,231	16,154
	Macy’s, Inc.	710,604	17,537,707
* #	MarineMax, Inc.	15,800	194,024
*	Max & Erma’s Restaurants, Inc.	800	2,088
*	McCormick & Schmick’s Seafood Restaurants, Inc.	3,888	42,146
	MDC Holdings, Inc.	71,664	3,001,288
*	Meade Instruments Corp.	8,614	13,179
#	Media General, Inc. Class A	27,600	430,560
* #	MGM Mirage	42,632	2,625,705
	Modine Manufacturing Co.	51,100	637,728
* #	Mohawk Industries, Inc.	67,300	4,805,893
#	Monaco Coach Corp.	40,000	391,200
*	Morton’s Restaurant Group, Inc.	6,900	53,475
	Movado Group, Inc.	18,900	364,014
* #	Multimedia Games, Inc.	39,788	278,516
#	Nautilus Group, Inc.	10,000	41,900
* #	Navarre Corp.	19,700	32,505
* #	New Motion, Inc.	4,327	22,068
	News Corp. Class A	276,320	5,087,051
#	Noble International, Ltd.	23,693	258,491
* #	Office Depot, Inc.	1,237	14,065
	OfficeMax, Inc.	100,000	2,127,000
#	Orleans Homebuilders, Inc.	14,893	74,614
	O’Charleys, Inc.	28,308	319,597
*	Outdoor Channel Holdings, Inc.	28,415	208,850
	Oxford Industries, Inc.	21,300	450,282
* #	Palm Harbor Homes, Inc.	24,859	125,289
* #	PC Mall, Inc.	4,708	37,711
#	Penske Automotive Group, Inc.	136,400	2,460,656
	Phillips-Van Heusen Corp.	700	25,557
*	Phoenix Footwear Group, Inc.	9,300	17,019
*	Pinnacle Entertainment, Inc.	79,700	1,248,102
*	Playboy Enterprises, Inc. Class B	45,100	363,506
*	Pomeroy IT Solutions, Inc.	10,282	67,553
*	Proliance International, Inc.	21,223	59,000
*	QEP Co., Inc.	5,300	48,919
*	Quiksilver, Inc.	130,200	1,171,800
* #	R.H. Donnelley Corp.	60,900	431,781
*	Radio One, Inc. Class D	70,300	88,578
*	RC2 Corp.	20,200	374,710
#	RCN Corp.	4,886	54,235
*	Red Lion Hotels Corp.	28,076	224,889
*	Regent Communications, Inc.	13,999	12,739
	Regis Corp.	70,600	1,768,530
* #	Retail Ventures, Inc.	500	3,365
*	Rex Stores Corp.	4,050	75,209
* #	Rockford Corp.	3,502	4,693
* #	Rocky Brands, Inc.	7,164	40,620
	Russ Berrie & Co., Inc.	5,400	70,524
#	Ryland Group, Inc.	68,200	1,929,378
*	Saga Communications, Inc. Class A	26,480	154,114
	Salem Communications Corp.	19,181	63,297

4

	Sauer-Danfoss, Inc.	6,000	$127,560
*	Scholastic Corp.	38,300	1,335,521
* #	Sears Holdings Corp.	479	45,802
	Service Corp. International	420,300	4,539,240
	Shiloh Industries, Inc.	19,161	178,581
*	Silverleaf Resorts, Inc.	8,274	27,470
	Sinclair Broadcast Group, Inc. Class A	69,500	641,485
#	Skyline Corp.	7,542	212,684
	Snap-On, Inc.	41,800	2,086,656
	Sonic Automotive, Inc.	55,200	981,456
* #	Source Interlink Companies, Inc.	20,580	34,780
* #	Spanish Broadcasting System, Inc.	35,700	53,550
	Speedway Motorsports, Inc.	74,817	2,184,656
*	Sport Chalet, Inc. Class A	16,382	72,900
*	Sport Chalet, Inc. Class B	500	2,150
#	Sport Supply Group, Inc.	15,746	178,875
	Stage Stores, Inc.	59,950	758,967
#	Standard Motor Products, Inc.	23,500	174,135
*	Steinway Musical Instruments, Inc.	10,438	257,923
*	Steven Madden, Ltd.	1,101	18,541
#	Stewart Enterprises, Inc.	25,202	150,456
*	Stoneridge, Inc.	23,350	251,713
	Strattec Security Corp.	5,093	190,274
	Sturm Ruger & Co., Inc.	6,800	53,720
#	Superior Industries International, Inc.	38,900	675,304
	Superior Uniform Group, Inc.	9,178	90,862
#	Syms Corp.	2,500	33,625
* #	Syntax-Brillian Corp.	1,375	977
#	Systemax, Inc.	29,000	314,070
#	Tandy Brand Accessories, Inc.	11,667	70,935
* #	Tarragon Corp.	24,386	42,676
	The Marcus Corp.	21,000	334,740
#	The Men’s Wearhouse, Inc.	1,500	34,560
#	The Pep Boys - Manny, Moe & Jack	81,600	933,504
* #	The Steak n Shake Co.	48,100	401,154
#	Time Warner, Inc.	3,829,100	59,772,251
* #	Toll Brothers, Inc.	143,700	3,047,877
*	Trans World Entertainment Corp.	24,866	99,215
*	Triple Crown Media, Inc.	3,800	15,010
* #	Trump Entertainment Resorts, Inc.	600	2,412
*	TRW Automotive Holdings Corp.	110,475	2,439,288
* #	Unifi, Inc.	172,580	490,127
	Unifirst Corp.	20,100	776,463
*	Valassis Communications, Inc.	48,600	545,292
* #	ValueVision Media, Inc. Class A	9,400	49,444
	Virco Manufacturing Corp.	11,388	67,645
* #	Warnaco Group, Inc.	35,758	1,343,070
* #	West Marine, Inc.	24,100	194,487
	Whirlpool Corp.	72,301	6,100,035
* #	Wilsons The Leather Experts, Inc.	10,801	7,237
	Wyndham Worldwide Corp.	234,516	5,199,220
#	Xerium Technologies, Inc.	58,460	292,885
* #	Zale Corp.	36,900	712,908
Total Consumer Discretionary			375,993,049

5

Consumer Staples — (5.0%)
#	Alberto-Culver Co.	52,900	$1,417,720
	Archer-Daniels-Midland Co.	638,865	28,812,812
*	Bridgford Foods Corp.	100	616
*	Cagle’s, Inc. Class A	600	4,848
#	Cal-Maine Foods, Inc.	27,317	942,437
* #	Caribou Coffee Co.	3,400	8,840
* #	Central Garden & Pet Co.	23,200	114,376
*	Central Garden & Pet Co. Class A	28,200	124,080
#	Chiquita Brands International, Inc.	48,500	992,795
	Coca-Cola Enterprises, Inc.	804,540	19,654,912
*	Constellation Brands, Inc. Class A	328,019	6,301,245
*	Constellation Brands, Inc. Class B	2,825	54,240
	Corn Products International, Inc.	93,300	3,425,043
	CVS Caremark Corp.	801,214	32,353,021
	Del Monte Foods Co.	361,770	3,248,695
#	Farmer Brothers Co.	29,866	666,908
#	Great Atlantic & Pacific Tea, Inc.	22	596
	Griffin Land & Nurseries, Inc. Class A	400	14,660
*	Hain Celestial Group, Inc.	53,800	1,452,600
#	Imperial Sugar Co.	19,680	377,856
	Ingles Market, Inc. Class A	11,001	264,134
	J.M. Smucker Co.	90,882	4,652,250
	Kraft Foods, Inc.	1,004,613	31,313,787
#	MGP Ingredients, Inc.	15,600	100,152
#	Molson Coors Brewing Co.	246,248	13,287,542
	Molson Coors Brewing Co. Class A	291	15,430
*	Monterey Pasta Co.	15,479	42,567
#	Nash Finch Co.	20,900	732,963
*	Natural Alternatives International, Inc.	300	2,733
* #	Natural Health Trends Corp.	5,178	5,074
*	Omega Protein Corp.	35,725	378,685
*	Pantry, Inc.	39,700	955,182
* #	Parlux Fragrances, Inc.	48,809	164,974
	PepsiAmericas, Inc.	183,900	4,652,670
*	Performance Food Group Co.	52,400	1,703,000
#	Pilgrim’s Pride Corp.	98,100	2,301,426
*	Prestige Brands Holdings, Inc.	65,400	504,234
	PriceSmart, Inc.	24,722	599,756
*	Pyramid Breweries, Inc.	10,226	22,190
* #	Redhook Ale Brewery, Inc.	11,301	58,652
#	Reynolds American, Inc.	213,243	13,587,844
	Ruddick Corp.	41,100	1,325,475
#	Sanderson Farms, Inc.	23,200	808,752
* #	Sanfilippo (John B.) & Son, Inc.	9,000	83,970
#	Seaboard Corp.	1,100	1,749,000
* #	Smithfield Foods, Inc.	249,373	6,870,226
* #	Spectrum Brands, Inc.	135,217	508,416
#	SUPERVALU, Inc.	303,532	7,967,715
	Tasty Baking Co.	4,500	30,825
*	TreeHouse Foods, Inc.	49,900	1,106,283
	Tyson Foods, Inc. Class A	405,030	5,836,482
#	Universal Corp.	8,000	455,280
	Weis Markets, Inc.	27,267	883,723
* #	Winn-Dixie Stores, Inc.	9,300	152,055
*	Zapata Corp.	1,164	8,206
Total Consumer Staples			203,099,953

6

Energy — (14.6%)
	Adams Resources & Energy, Inc.	2,600	$64,350
* #	Allis-Chalmers Energy, Inc.	47,700	601,974
	Anadarko Petroleum Corp.	778,868	49,645,046
	Apache Corp.	487,346	55,903,460
* #	Aventine Renewable Energy Holdings Inc	4,800	30,864
* #	Basic Energy Services, Inc.	79,746	1,687,425
* #	Bill Barret Corp.	1,140	52,828
*	Bois d’Arc Energy, Inc.	31,325	672,548
*	Brigham Exploration Co.	89,994	702,853
* #	Bristow Group, Inc.w	32,400	1,709,424
*	Bronco Drilling Co., Inc.	40,781	644,748
#	Cabot Oil & Gas Corp.	3,300	164,175
*	Callon Petroleum Co.	21,700	400,148
#	Chesapeake Energy Corp.	620,500	28,059,010
	Cimarex Energy Co.	121,800	6,418,860
*	Clayton Williams Energy, Inc.	18,190	688,492
*	Complete Production Services, Inc.	95,200	1,848,784
* #	Comstock Resources, Inc.	85,299	3,096,354
#	ConocoPhillips	2,119,646	175,315,921
* #	Dawson Geophysical Co.	400	26,348
* #	Delta Petroleum Corp.	8,728	209,123
#	Devon Energy Corp.	617,500	63,429,600
* #	Edge Petroleum Corp.	29,700	142,560
*	Encore Acquisition Co.	65,400	2,406,720
* #	Energy Partners, Ltd.	8,200	88,232
	ENSCO International, Inc.	55,847	3,341,884
#	EOG Resources, Inc.	20,900	2,486,891
* #	EXCO Resources, Inc.	162,510	2,819,549
* #	Exterran Holdings, Inc.	26,789	1,865,854
* #	Forest Oil Corp.	150,189	7,408,823
* #	Grey Wolf, Inc.	223,700	1,386,940
*	Gulfmark Offshore, Inc.	17,147	868,667
*	Harvest Natural Resources, Inc.	28,700	351,862
*	Helix Energy Solutions Group, Inc.	8,100	285,282
#	Helmerich & Payne, Inc.	86,900	3,895,727
	Hess Corp.	302,400	28,177,632
*	HKN, Inc.	9,590	83,337
* #	Hornbeck Offshore Services, Inc.	12,900	579,597
#	Marathon Oil Corp.	584,962	31,096,580
*	Mariner Energy, Inc.	150,441	4,171,729
	Massey Energy Co.	33,400	1,277,884
*	Meridian Resource Corp.	150,705	233,593
*	Natural Gas Services Group	15,260	341,824
* #	Newfield Exploration Co.	98,880	5,475,974
* #	Newpark Resources, Inc.	130,700	579,001
	Noble Energy, Inc.	242,940	18,803,556
	Occidental Petroleum Corp.	4,200	324,954
* #	Oil States International, Inc.	54,200	2,285,072
#	Overseas Shipholding Group, Inc.	60,800	3,813,376
	Patterson-UTI Energy, Inc.	111,625	2,648,861
* #	Petrohawk Energy Corp.	182,762	3,304,337

7

*	Petroleum Development Corp.	16,500	$1,151,040
* #	PHI, Inc.	200	6,363
*	PHI, Inc.	24,417	738,858
*	Pioneer Drilling Co.	83,080	1,114,103
	Pioneer Natural Resources Co.	199,821	8,949,983
*	Plains Exploration & Production Co.	56,530	3,052,620
*	Pride International, Inc.	50,526	1,790,641
*	Quest Resource Corp.	13,637	96,823
*	SEACOR Holdings, Inc.	42,473	4,076,983
* #	Stone Energy Corp.	46,515	2,361,101
*	Swift Energy Corp.	48,099	2,295,765
#	Tesoro Petroleum Corp.	56,551	2,100,304
#	Tidewater, Inc.	88,400	4,963,660
* #	Trico Marine Services, Inc.	41,694	1,647,747
*	Union Drilling, Inc.	34,327	687,227
*	Unit Corp.	57,000	3,143,550
	USEC, Inc.	126,300	805,794
	Valero Energy Corp.	456,200	26,354,674
* #	VeraSun Energy Corp.	158,300	1,431,032
#	W&T Offshore, Inc.	65,800	2,334,584
* #	Whiting Petroleum Corp.	70,255	4,301,011
Total Energy			595,322,496

Financials — (28.4%)
	1st Independence Financial Group, Inc.	100	1,605
	1st Source Corp.	42,011	733,512
	21st Century Holding Co.	10,867	141,923
#	Abigail Adams National Bancorp, Inc.	500	5,185
	Abington Bancorp, Inc.	41,367	414,911
#	Access National Corp.	600	4,584
	Advanta Corp. Class A	19,950	141,645
	Advanta Corp. Class B	26,550	204,966
	Affirmative Insurance Holdings, Inc.	6,856	61,156
#	Alfa Corp.	50,909	1,108,289
* #	Allegheny Corp.	14,852	5,361,572
	Allstate Corp.	575,900	27,487,707
*	AmComp, Inc.	15,343	187,952
	Amcore Financial, Inc.	46,455	902,156
	American Bancorp of New Jersey, Inc.	19,460	209,000
#	American Capital Strategies, Ltd.	201,409	7,309,133
#	American Equity Investment Life Holding Co.	88,700	847,085
	American Financial Group, Inc.	206,800	5,349,916
*	American Independence Corp.	866	6,928
#	American International Group, Inc.	2,098,635	98,342,036
	American National Insurance Co.	46,684	5,296,300
	American Physicians Capital, Inc.	4,950	218,444
	American West Bancorporation	30,946	273,253
* #	AmeriCredit Corp.	105,100	1,511,338
#	Ameris Bancorp	15,449	219,685
* #	Amerisafe, Inc.	32,306	424,824
*	AmeriServe Financial, Inc.	25,773	74,742
#	Anchor Bancorp Wisconsin, Inc.	34,430	651,760
*	Appalachian Bancshares, Inc.	1,797	22,301
#	Asset Acceptance Capital Corp.	12,821	125,005
	Associated Banc-Corp.	148,955	3,711,959

8

	Assurant, Inc.	113,300	$7,086,915
* #	B of I Holding, Inc.	12,517	76,980
	Baldwin & Lyons, Inc. Class B	5,900	143,724
	Bancorp Rhode Island, Inc.	400	13,988
#	BancTrust Financial Group, Inc.	993	10,913
	Bank of America Corp.	2,937,368	116,731,004
*	Bank of Florida Corp.	7,616	71,286
	Bank of Granite Corp.	4,912	58,649
	BankFinancial Corp.	43,864	623,746
#	BankUnited Financial Corp. Class A	56,000	273,280
	Banner Corp.	30,684	664,615
#	BB&T Corp.	165,800	5,161,354
*	Beach First National Bancshares, Inc.	7,145	98,244
#	Bear Stearns Companies, Inc.	104,532	8,347,926
	Benjamin Franklin Bancorp, Inc.	5,074	71,391
	Berkshire Hills Bancorp, Inc.	25,284	572,683
	Beverly Hills Bancorp, Inc.	31,755	157,187
#	Blackrock, Inc.	111,100	21,470,075
* #	BNCCORP., Inc.	494	6,422
#	Boston Private Financial Holdings, Inc.	79,479	1,094,426
	Brookline Bancorp, Inc.	77,125	741,171
	Cadence Financial Corp.	18,473	283,191
#	Capital City Bank Group, Inc.	1,010	27,179
	Capital Corp. of the West	14,185	195,044
#	Capital One Financial Corp.	368,269	16,951,422
	Capital Southwest Corp.	8,539	939,802
	CapitalSouth Bancorp	100	800
#	Capitol Bancorp, Ltd.	27,999	521,341
	Cardinal Financial Corp.	40,653	323,191
	Cascade Financial Corp.	7,300	92,418
#	Cathay General Bancorp	68,257	1,496,193
* #	Centennial Bank Holdings, Inc.	85,746	508,474
	Center Financial Corp.	14,948	145,444
#	Centerstate Banks of Florida, Inc.	400	5,360
*	Central Jersey Bancorp	4,341	32,471
#	Central Pacific Financial Corp.	24,461	452,284
	Centrue Financial Corp.	400	7,684
	Century Bancorp, Inc. Class A	300	6,150
	CFS Bancorp, Inc.	14,248	204,031
#	Chemical Financial Corp.	34,775	772,701
	Chubb Corp.	431,205	21,948,335
	Cincinnati Financial Corp.	283,747	10,546,876
	CIT Group, Inc.	255,900	5,686,098
#	Citigroup, Inc.	208,300	4,938,793
	Citizens Community Bancorp, Inc.	10,355	92,677
	Citizens First Bancorp, Inc.	10,138	127,840
	Citizens Republic Bancorp, Inc.	103,339	1,150,163
	Citizens South Banking Corp.	1,842	18,770
	City Holding Co.	1,577	58,727
	CNA Financial Corp.	339,300	9,042,345
*	CNA Surety Corp.	83,325	1,175,716
	Codorus Valley Bancorp, Inc.	300	4,965
	Colony Bankcorp, Inc.	300	3,900
	Columbia Banking System, Inc.	29,052	670,811
#	Comerica, Inc.	166,991	6,051,754

9

	Commonwealth Bankshares, Inc.	800	$14,392
* #	Community Bancorp	1,000	12,300
#	Community Bank System, Inc.	47,100	1,040,910
	Community Trust Bancorp, Inc.	26,863	726,644
#	Community West Bancshares	400	3,546
* #	CompuCredit Corp.	37,805	392,416
*	Conseco, Inc.	52,880	620,282
* #	Consumer Portfolio Services, Inc.	25,479	80,004
* #	Core-Mark Holding Co., Inc.	11,881	315,678
#	Corus Bankshares, Inc.	32,500	335,725
#	Countrywide Financial Corp.	298,196	1,881,617
*	Cowen Group, Inc.	13,156	98,670
	Crawford & Co. Class A	1,200	4,500
* #	Crescent Financial Corp.	15,040	130,547
*	Dearborn Bancorp, Inc.	5,780	40,402
#	Delphi Financial Group, Inc. Class A	73,650	2,221,284
	Dime Community Bancshares	20,412	310,671
	Donegal Group, Inc. Class A	36,559	596,643
* #	E*TRADE Financial Corp.	35,127	149,992
#	East West Bancorp, Inc.	30,863	580,533
	Eastern Insurance Holdings, Inc.	14,872	243,306
	Eastern Virginia Bankshares, Inc.	300	5,241
#	EMC Insurance Group, Inc.	24,800	548,576
* #	Encore Capital Group, Inc.	32,872	242,595
	Enterprise Financial Services Corp.	1,000	20,010
	ESB Financial Corp.	1,000	10,300
	Farmers Capital Bank Corp.	100	2,530
	FBL Financial Group, Inc. Class A	49,686	1,461,265
	Federal Agriculture Mortgage Corp. Class A	277	4,964
	Federal Agriculture Mortgage Corp. Class C	13,100	314,924
	Fidelity National Financial, Inc.	293,557	5,169,539
	Fidelity Southern Corp.	9,015	71,669
#	Financial Federal Corp.	45,441	979,254
	Financial Institutions, Inc.	2,450	45,350
	First American Corp.	155,240	5,407,009
	First Bancorp	16,642	294,730
#	First Busey Corp.	49,438	924,985
	First Citizens BancShares, Inc.	4,263	606,156
#	First Commonwealth Financial Corp.	100,490	1,063,184
	First Community Bancorp	37,300	1,063,050
	First Community Bancshares, Inc.	2,977	94,222
	First Defiance Financial Corp.	3,500	68,740
	First Financial Bancorp	2,961	34,318
#	First Financial Corp.	23,972	629,265
	First M&F Corp.	300	4,563
	First Merchants Corp.	31,341	846,520
	First National Lincoln Corp.	100	1,450
#	First Niagara Financial Group, Inc.	160,958	1,838,147
	First PacTrust Bancorp, Inc.	900	15,255
	First Place Financial Corp.	28,703	351,899
*	First Regional Bancorp	16,120	258,081
	First Security Group, Inc.	600	5,442
	First State Bancorporation	22,200	263,736
	Firstbank Corp.	210	2,843
*	FirstCity Financial Corp.	14,096	124,186

10

#	Flagstar Bancorp, Inc.	68,400	$489,744
	Flushing Financial Corp.	38,496	627,485
	FNB United Corp.	14,788	171,541
* #	FPIC Insurance Group, Inc.	10,600	462,902
* #	Franklin Bank Corp.	20,400	78,336
	Fulton Financial Corp.	210,553	2,448,731
	Gateway Financial Holdings, Inc.	23,241	266,109
	GB&T Bancshares, Inc.	17,540	156,106
	Genworth Financial, Inc.	734,638	17,028,909
	German American Bancorp, Inc.	16,936	213,224
*	Golfsmith International Holdings, Inc.	177	531
	Greene Bancshares, Inc.	16,578	302,051
	GS Financial Corp.	100	1,657
*	Guaranty Financial Group, Inc.	13,066	171,034
*	Hallmark Financial Services, Inc.	20,100	236,778
#	Hancock Holding Co.	1,500	55,560
	Hanmi Financial Corp.	22,459	171,362
	Hanover Insurance Group, Inc.	96,080	4,197,735
	Harleysville Group, Inc.	47,300	1,588,334
#	Harleysville National Corp.	48,580	645,628
	Harrington West Financial Group, Inc.	400	4,168
	Hartford Financial Services Group, Inc.	385,273	26,930,583
	HCC Insurance Holdings, Inc.	212,723	5,118,115
#	Heartland Financial USA, Inc.	1,494	26,563
#	Heritage Commerce Corp.	19,351	318,904
	Heritage Financial Corp.	1,890	37,025
	HMN Financial, Inc.	4,096	99,041
#	Home Bancshares, Inc.	26,777	535,004
	HopFed Bancorp, Inc.	1,719	24,255
	Horace Mann Educators Corp.	68,828	1,196,231
#	Horizon Financial Corp.	841	10,765
	Hudson City Bancorp, Inc.	685,228	10,874,568
	Huntington Bancshares, Inc.	16,418	200,628
	IBERIABANK Corp.	21,918	974,693
	Imperial Capital Bancorp, Inc.	900	20,124
#	Independence Holding Co.	15,400	169,400
	Independent Bank Corp. (MI)	12,000	117,120
	Infinity Property & Casualty Corp.	32,000	1,285,440
	Integra Bank Corp.	23,700	336,777
#	Intervest Bancshares Corp.	4,755	63,242
#	Irwin Financial Corp.	31,000	232,810
	Janus Capital Group, Inc.	230,649	5,586,319
	JPMorgan Chase & Co.	2,905,448	118,106,461
	KeyCorp	236,600	5,217,030
#	K-Fed Bancorp	107	1,109
* #	Knight Capital Group, Inc.	100,607	1,612,730
* #	LaBranche & Co., Inc.	2,500	11,600
#	Lakeland Bancorp, Inc.	43,159	480,791
#	LandAmerica Financial Group, Inc.	11,300	416,066
	Landmark Bancorp, Inc.	1,470	35,692
	Legacy Bancorp, Inc.	17,400	246,906
	Legg Mason, Inc.	151,993	10,037,618
#	Lehman Brothers Holdings, Inc.	678,900	34,617,111
#	Leucadia National Corp.	285,600	12,926,256
	Lincoln National Corp.	457,683	23,392,178

11

#	LNB Bancorp, Inc.	12,489	$162,482
	Loews Corp.	669,300	28,003,512
	LSB Corp.	400	6,792
#	M&T Bank Corp.	100,317	8,234,019
#	Macatawa Bank Corp.	4,800	44,256
#	MainSource Financial Group, Inc.	34,283	449,450
* #	Marlin Business Services, Inc.	12,600	119,952
	Marshall & Ilsley Corp.	189,180	4,388,976
#	MB Financial, Inc.	54,249	1,560,744
#	MBT Financial Corp.	18,600	157,170
#	MCG Capital Corp.	68,639	823,668
*	Meadowbrook Insurance Group, Inc.	75,160	598,274
	Medallion Financial Corp.	20,360	201,768
	Mercantile Bank Corp.	3,554	47,979
	Mercer Insurance Group, Inc.	14,397	253,387
	Mercury General Corp.	19,052	868,771
	Merrill Lynch & Co., Inc.	326,416	16,177,177
	MetLife, Inc.	898,700	52,358,262
	MetroCorp Bancshares, Inc.	1,300	17,537
	MicroFinancial, Inc.	4,100	22,140
	Midwest Banc Holdings, Inc.	50,922	522,969
	Morgan Stanley	202,450	8,527,194
	MutualFirst Financial, Inc.	1,900	26,220
	Nara Bancorp, Inc.	45,019	493,408
	National City Corp.	750,400	11,901,344
#	National Penn Bancshares, Inc.	102,739	1,644,851
	National Western Life Insurance Co. Class A	700	124,705
	Nationwide Financial Services, Inc.	77,000	3,176,250
*	Navigators Group, Inc.	21,900	1,198,587
#	Nelnet, Inc. Class A	400	4,360
	New Hampshire Thrift Bancshares, Inc.	2,300	30,245
	New Westfield Financial, Inc.	600	6,012
#	New York Community Bancorp, Inc.	506,224	8,266,638
	NewAlliance Bancshares, Inc.	179,600	2,043,848
*	Newtek Business Services, Inc.	4,600	4,968
* #	NexCen Brands, Inc.	17,690	69,699
*	Nexity Financial Corp.	515	3,904
*	North Pointe Holdings Corp.	1,260	19,643
	Northeast Community Bancorp, Inc.	18,337	215,460
	Northrim Bancorp, Inc.	5,115	110,177
	NYMAGIC, Inc.	13,520	326,373
	OceanFirst Financial Corp.	16,477	265,939
	Odyssey Re Holdings Corp.	130,109	4,707,344
#	Old National Bancorp	65,900	1,022,768
	Old Republic International Corp.	407,212	5,586,949
#	Omega Financial Corp.	21,511	591,768
	PAB Bankshares, Inc.	300	3,546
	Pacific Capital Bancorp	15,400	322,630
	Pacific Continental Corp.	500	6,705
	Pacific Mercantile Bancorp	15,114	147,966
*	Pacific Premier Bancorp, Inc.	300	2,442
	Pamrapo Bancorp, Inc.	100	1,669
#	Park National Corp.	19,846	1,200,683
	Parkvale Financial Corp.	200	5,554
# ●	Pelican Financial, Inc. Escrow Shares	300	—

12

*	Penn Treaty American Corp.	38,943	$223,922
*	Pennsylvania Commerce Bancorp, Inc.	900	23,841
	Peoples Bancorp of North Carolina	300	3,840
	Peoples Bancorp, Inc.	21,610	469,369
	People’s United Financial, Inc.	8,263	139,314
* #	Pico Holdings, Inc.	37,338	1,276,213
* #	Pinnacle Financial Partners, Inc.	35,359	811,135
*	Piper Jaffray Companies, Inc.	3,100	120,063
*	PMA Capital Corp. Class A	38,757	317,807
	Porter Bancorp, Inc.	800	14,456
	Premier Financial Bancorp, Inc.	900	11,043
	Presidential Life Corp.	23,958	401,536
	Princeton National Bancorp, Inc.	200	5,440
#	Principal Financial Group, Inc.	201,500	11,128,845
* #	ProAssurance Corp.	47,942	2,549,076
	ProCentury Corp.	25,751	472,531
#	Prosperity Bancshares, Inc.	73,655	1,944,492
	Protective Life Corp.	127,773	4,930,760
	Provident Bankshares Corp.	34,230	435,748
	Provident Financial Holdings, Inc.	9,189	155,294
	Provident Financial Services, Inc.	68,965	826,890
#	Provident New York Bancorp	68,500	898,035
	Prudential Financial, Inc.	295,200	21,540,744
#	Pulaski Financial Corp.	1,850	20,369
#	Radian Group, Inc.	48,404	344,636
	Rainier Pacific Financial Group, Inc.	12,109	164,319
#	Regions Financial Corp.	262,001	5,554,421
	Reinsurance Group of America, Inc.	112,900	6,176,759
#	Renasant Corp.	36,359	765,721
	Republic Bancorp, Inc. Class A	1,900	31,084
*	Republic First Bancorp, Inc.	744	4,613
	Resource America, Inc.	24,100	287,995
*	Rewards Network, Inc.	37,030	170,338
	Riverview Bancorp, Inc.	18,645	199,502
#	RLI Corp.	34,500	1,801,935
#	Rockville Financial, Inc.	14,403	163,474
	Rome Bancorp, Inc.	14,265	167,756
#	Royal Bancshares of Pennsylvania, Inc. Class A	300	4,005
*	Royal Bank of Canada	1,588	79,596
	SAFECO Corp.	110,044	5,090,635
	Safety Insurance Group, Inc.	29,335	1,088,035
#	Sanders Morris Harris Group, Inc.	59,090	527,674
#	Sandy Spring Bancorp, Inc.	27,465	747,323
	SCBT Financial Corp.	600	17,946
*	SCPIE Holdings, Inc.	700	19,180
*	Seabright Insurance Holdings	41,970	625,353
	Seacoast Banking Corp. of Florida	8,176	81,760
#	Security Bank Corp.	23,355	158,347
	Selective Insurance Group, Inc.	82,800	1,967,328
#	Shore Bancshares, Inc.	600	12,624
	SI Financial Group, Inc.	5,720	55,141
	Simmons First National Corp. Class A	25,400	648,970
	South Financial Group, Inc.	81,953	1,182,582
*	Southcoast Financial Corp.	300	4,065
	Southern Community Financial Corp.	25,287	186,365

13

*	Southern First Bancshares, Inc.	400	$5,900
	Southwest Bancorp, Inc.	25,400	411,226
#	Sovereign Bancorp, Inc.	661,183	7,292,848
	StanCorp Financial Group, Inc.	27,000	1,325,430
	State Auto Financial Corp.	75,393	2,046,166
	StellarOne Corp.	2,120	36,684
	Sterling Financial Corp.	25,182	374,960
#	Stewart Information Services Corp.	25,500	759,135
* #	Stratus Properties, Inc.	500	14,660
* #	Sun American Bancorp	560	2,699
* #	Sun Bancorp, Inc.	47,219	602,514
#	SunTrust Banks, Inc.	289,925	16,853,340
*	Superior Bancorp	12,700	66,294
#	Susquehanna Bancshares, Inc.	153,978	3,062,622
*	Susser Holdings Corp.	5,000	121,100
	SWS Group, Inc.	16,200	184,518
#	Synovus Financial Corp.	511,500	5,897,595
	Taylor Capital Group, Inc.	14,803	241,289
#	Temecula Valley Bancorp, Inc.	4,918	50,164
	TF Financial Corp.	600	14,100
#	The Colonial BancGroup, Inc.	119,200	1,439,936
#	The Phoenix Companies, Inc.	88,600	1,008,268
	The Travelers Companies, Inc.	740,500	34,366,605
	The Wilber Corp.	600	5,400
*	Thomas Weisel Partners Group, Inc.	41,018	360,958
	TierOne Corp.	24,400	358,680
	Timberland Bancorp, Inc.	3,000	38,160
	Torchmark Corp.	19,000	1,144,940
	Transatlantic Holdings, Inc.	80,903	5,452,862
* #	Triad Guaranty, Inc.	10,200	59,976
#	Trustmark Corp.	6,800	134,368
	UMB Financial Corp.	46,740	1,789,207
#	Umpqua Holdings Corp.	48,090	681,435
*	Unico American Corp.	1,900	18,050
#	Union Bankshares Corp.	24,091	421,352
	UnionBanCal Corp.	139,963	6,518,077
#	United Community Banks, Inc.	23,276	331,450
#	United Community Financial Corp.	50,300	279,165
	United Financial Bancorp, Inc.	21,381	245,668
	United Fire & Casualty Co.	40,423	1,388,530
* #	United PanAm Financial Corp.	15,500	60,450
	United Western Bancorp, Inc.	13,585	255,126
	Unitrin, Inc.	118,346	4,213,118
	Unity Bancorp, Inc.	2,786	22,539
*	Universal American Corp.	46,291	795,279
#	Univest Corporation of Pennsylvania	17,567	359,596
	Unum Group	553,200	12,673,812
#	Vineyard National Bancorp Co.	13,010	117,220
	W. R. Berkley Corp.	134,655	3,876,717
#	Wachovia Corp.	1,339,554	41,017,143
	Washington Federal, Inc.	116,345	2,641,032
	Webster Financial Corp.	53,800	1,504,786
	Wesbanco, Inc.	41,466	965,743
	Wesco Financial Corp.	12,923	5,027,047
	West Coast Bancorp	3,775	56,625

14

* #	Western Alliance Bancorp	25,600	$306,688
	Whitney Holding Corp.	64,975	1,560,050
	Willow Financial Bancorp, Inc.	25,997	212,915
	Wilshire Bancorp, Inc.	17,144	121,380
*	Wilshire Enterprises, Inc.	590	1,770
	Wintrust Financial Corp.	34,667	1,170,011
	WSB Holdings, Inc.	100	529
	Yadkin Valley Financial Corp.	8,880	126,629
	Zenith National Insurance Corp.	59,700	2,034,576
	Zions Bancorporation	16,900	806,975
* #	ZipRealty, Inc.	10,344	58,650
Total Financials			1,151,983,057

Health Care — (2.5%)
*	Accelrys, Inc.	10,000	57,900
* #	Adolor Corp.	6,302	28,800
#	Aetna, Inc.	218,373	10,831,301
*	Air Methods Corp.	1,451	59,665
* #	Albany Molecular Research, Inc.	34,810	387,435
*	Allied Healthcare International, Inc.	64,503	131,586
*	Allion Healthcare, Inc.	27,200	160,480
#	Alpharma, Inc. Class A	78,630	1,979,903
*	American Dental Partners, Inc.	2,650	25,361
*	AMICAS, Inc.	67,638	177,212
*	AMN Healthcare Services, Inc.	150	2,429
*	AngioDynamics, Inc.	45,817	759,646
* #	APP Pharmaceuticals, Inc.	34,028	382,475
*	Applera Corp. - Celera Group	84,500	1,171,170
* #	Arqule, Inc.	2,100	9,576
* #	Arrhythmia Research Technology, Inc.	1,200	8,340
*	Assisted Living Concepts, Inc.	1,200	7,224
	Atrion Corp.	100	10,200
* #	ATS Medical, Inc.	8,800	15,840
*	Avigen, Inc.	3,116	10,314
*	BioScrip, Inc.	65,100	457,653
* #	Boston Scientific Corp.	577,157	7,266,407
*	Bruker Corp.	4,171	57,018
* #	Caliper Life Sciences, Inc.	33,998	141,772
*	Cantel Medical Corp.	30,908	340,606
*	Capital Senior Living Corp.	41,123	310,067
*	Cardiac Science Corp.	37,674	349,991
*	Charles River Laboratories International, Inc.	1,200	70,296
	Cigna Corp.	25,638	1,142,942
* #	Community Health Systems, Inc.	151,834	4,717,482
*	Conmed Corp.	39,590	1,067,346
*	Continucare Corp.	5,408	12,168
#	Cooper Companies, Inc.	57,037	1,950,095
*	Cross Country Healthcare, Inc.	36,400	395,304
*	Digirad Corp.	30,004	86,412
* #	Emisphere Technologies, Inc.	1,000	1,820
*	E-Z-EM, Inc.	16,400	340,956
*	Gentiva Health Services, Inc.	50,119	1,080,566
*	Greatbatch, Inc.	33,060	706,492
*	Hanger Orthopedic Group, Inc.	9,000	104,310
*	HealthTronics, Inc.	54,699	199,651

15

* #	Hi-Tech Pharmacal Co., Inc.	18,809	$209,532
	Hooper Holmes, Inc.	63,600	41,340
*	IntegraMed America, Inc.	3,309	33,553
	Invacare Corp.	44,500	1,110,720
*	Invitrogen Corp.	35,600	3,007,844
*	Iridex Corp.	6,796	21,747
*	Kindred Healthcare, Inc.	43,700	921,633
*	Langer, Inc.	13,247	27,024
*	Lannet Co., Inc.	8,300	24,900
*	Lexicon Pharmaceuticals, Inc.	24,800	46,128
* #	LifePoint Hospitals, Inc.	2,871	71,947
*	Magyar Bancorp, Inc.	500	5,310
* #	Martek Biosciences Corp.	4,700	134,702
*	Matria Healthcare, Inc.	30,360	762,643
*	Maxygen, Inc.	1,875	12,038
#	McKesson Corp.	7,156	420,487
*	MedCath Corp.	33,300	694,305
*	Medco Health Solutions, Inc.	117,200	5,193,132
*	Medical Staffing Network Holdings, Inc.	25,499	141,519
* #	Merge Technologies, Inc.	30,919	16,387
* #	Millennium Pharmaceuticals, Inc.	319,285	4,466,797
* #	Nabi Biopharmaceuticals	12,200	47,214
*	National Dentex Corp.	400	5,596
* #	Neurocrine Biosciences, Inc.	41,552	208,176
* #	Neurogen Corp.	500	795
* #	NovaMed, Inc.	23,727	95,145
*	Nutraceutical International Corp.	17,134	218,287
#	Omnicare, Inc.	74,400	1,560,912
*	Orchid Cellmark, Inc.	3,350	15,377
* #	Ore Pharmaceuticals, Inc.	6,709	4,529
*	Osteotech, Inc.	25,510	111,479
*	Par Pharmaceutical Companies, Inc.	56,500	999,485
* #	Parexel International Corp.	270	14,837
*	PDI, Inc.	15,176	119,435
#	PerkinElmer, Inc.	41,438	1,028,491
	Perrigo Co.	1,900	63,498
* #	Pharmacyclics, Inc.	289	335
* #	Pharmanet Development Group, Inc.	28,040	808,393
*	Prospect Medical Holdings, Inc.	14,274	52,528
*	RehabCare Group, Inc.	27,481	549,620
*	Renovis, Inc.	24,444	57,932
*	Res-Care, Inc.	9,560	205,922
*	RTI Biologics, Inc.	900	7,740
	Span-American Medical System, Inc.	900	11,124
*	Spectrum Pharmaceuticals, Inc.	2,400	6,216
*	SRI/Surgical Express, Inc.	1,600	6,704
*	SunLink Health Systems, Inc.	500	3,175
*	Symmetry Medical, Inc.	18,200	323,960
*	Synovis Life Technologies, Inc.	7,880	139,318
*	Theragenics Corp.	32,183	124,870
*	Thermo Fisher Scientific, Inc.	120,400	6,733,972
*	Urologix, Inc.	16,533	18,352
* #	Vical, Inc.	15,026	57,249
* #	ViroPharma, Inc.	103,971	952,374
* #	Vital Images, Inc.	9,032	143,248

16

*	Watson Pharmaceuticals, Inc.	149,489	$4,157,289
*	WellPoint, Inc.	434,292	30,435,183
Total Health Care			103,668,659

Industrials — (9.2%)
	A.O. Smith Corp.	32,800	1,194,904
* #	AAR Corp.	12,400	321,036
*	ABX Air, Inc.	1,746	5,343
*	Acco Brands Corp.	11,174	154,983
*	Accuride Corp.	43,100	311,182
	Aceto Corp.	31,800	222,918
*	Active Power, Inc.	10,134	18,241
* #	AGCO Corp.	91,300	5,921,718
* #	Airtran Holdings, Inc.	18,910	136,530
	Alamo Group, Inc.	16,485	305,632
* #	Alaska Air Group, Inc.	78,900	1,925,160
#	Alexander & Baldwin, Inc.	79,519	3,502,017
* #	Allied Defense Group, Inc.	11,689	87,083
* #	Allied Waste Industries, Inc.	590,256	6,103,247
* #	Amerco, Inc.	25,451	1,326,252
#	American Woodmark Corp.	8,251	156,604
	Ameron International Corp.	7,300	805,701
	Ampco-Pittsburgh Corp.	2,100	79,506
* #	AMR Corp.	2,200	28,182
#	Amrep Corp.	1,419	52,787
	Angelica Corp.	14,625	242,044
	Apogee Enterprises, Inc.	8,500	130,815
	Applied Industrial Technologies, Inc.	53,325	1,473,903
	Applied Signal Technologies, Inc.	17,902	213,034
*	Argon ST, Inc.	41,612	676,195
#	Arkansas Best Corp.	33,100	884,101
* #	Arotech Corp.	19,398	37,050
*	Avis Budget Group, Inc.	103,018	1,177,496
*	Axsys Technologies, Inc.	12,900	567,600
	Baldor Electric Co.	22,400	642,208
*	Baldwin Technology Co., Inc. Class A	17,977	46,920
	Belden, Inc.	38,250	1,503,225
	Bowne & Co., Inc.	19,714	261,605
#	Briggs & Stratton Corp.	88,561	1,582,585
	Burlington Northern Santa Fe Corp.	493,950	43,358,931
#	C&D Technologies, Inc.	37,377	204,078
*	Casella Waste Systems, Inc. Class A	1,600	15,824
	CDI Corp.	29,909	680,430
*	Celadon Group, Inc.	4,500	40,500
	Champion Industries, Inc.	3,986	21,046
#	CIRCOR International, Inc.	18,850	858,618
*	Commercial Vehicle Group, Inc.	32,896	307,907
*	Competitive Technologies, Inc.	1,300	2,275
* #	Consolidated Graphics, Inc.	5,500	292,545
*	Cornell Companies, Inc.	3,700	76,997
*	Covenant Transport Group Class A	4,818	37,918
*	CPI Aerostructures, Inc.	9,272	78,256
	CSX Corp.	703,520	34,134,790
#	Cubic Corp.	37,500	958,875
	Curtiss-Wright Corp.	2,144	90,177

17

	Deere & Co.	4,600	$391,966
* #	Delta Air Lines, Inc.	106,300	1,419,105
* #	Dollar Thrifty Automotive Group, Inc.	22,900	328,844
	DRS Technologies, Inc.	71,050	3,985,195
*	Ducommun, Inc.	19,878	551,217
	Eastern Co.	3,565	60,249
	Electro Rent Corp.	46,966	609,619
	Encore Wire Corp.	33,080	554,090
*	EnerSys	60,639	1,394,091
	Ennis, Inc.	46,700	745,332
*	EnPro Industries, Inc.	27,955	825,511
	Espey Manufacturing & Electronics Corp.	850	18,445
*	Esterline Technologies Corp.	48,549	2,543,968
*	Exponent, Inc.	1,600	46,560
* #	ExpressJet Holdings, Inc.	51,800	125,874
	Federal Signal Corp.	81,590	984,791
* #	First Advantage Corp.	4,462	88,749
* #	Flanders Corp.	18,900	119,070
* #	Frontier Airlines Holdings, Inc.	15,400	45,122
	Frozen Food Express Industries, Inc.	6,500	44,980
	G & K Services, Inc. Class A	32,639	1,248,768
*	Gardner Denver Machinery, Inc.	4,005	147,825
	GATX Corp.	73,797	2,655,216
* #	Gehl Co.	13,520	216,726
*	GP Strategies Corp.	14,909	139,399
	Granite Construction, Inc.	2,600	78,494
#	Greenbrier Companies, Inc.	26,769	703,489
*	Griffon Corp.	26,670	236,030
	Hardinge, Inc.	16,749	207,855
#	Heico Corp.	9,400	411,720
	Heico Corp. Class A	4,770	173,580
*	Henry Bros. Electronics, Inc.	8,600	41,194
*	Herley Industries, Inc.	5,800	69,542
*	Hudson Highland Group, Inc.	3,780	28,161
*	Huttig Building Products, Inc.	24,100	71,818
#	IKON Office Solutions, Inc.	186,600	1,328,592
*	Industrial Distribution Group, Inc.	1,300	12,714
* #	Innovative Solutions & Support, Inc.	1,200	10,860
*	Insituform Technologies, Inc. Class A	30,412	424,856
#	Insteel Industries, Inc.	4,729	50,931
*	International Shipholding Corp.	3,500	66,710
* #	Intersections, Inc.	35,048	287,043
* #	JetBlue Airways Corp.	110,700	603,315
*	Kadant, Inc.	5,957	149,521
	Kaman Corp. Class A	38,097	914,328
* #	Kansas City Southern	66,400	2,377,120
	Kelly Services, Inc. Class A	33,241	638,560
	Kennametal, Inc.	126,200	3,832,694
*	Key Technology, Inc.	5,079	179,339
*	Kforce, Inc.	18,771	160,492
*	K-Tron International, Inc.	70	8,171
	L.S. Starrett Co. Class A	2,100	36,624
*	Layne Christensen Co.	800	32,032
*	LECG Corp.	46,264	439,508
*	LGL Group, Inc.	400	4,060

18

	LSI Industries, Inc.	7,550	$100,340
*	Lydall, Inc.	7,000	71,330
* #	M&F Worldwide Corp.	27,690	1,025,361
*	Mac-Gray Corp.	10,800	124,848
*	Magnetek, Inc.	8,400	28,644
*	MAIR Holdings, Inc.	1,415	6,056
#	Manpower, Inc.	9,272	525,722
*	Marten Transport, Ltd.	35,895	520,119
* #	Medialink Worldwide, Inc.	11,000	24,750
*	Merrimac Industries, Inc.	2,600	18,564
*	Mesa Air Group, Inc.	23,700	57,354
* #	MFRI, Inc.	1,200	19,440
*	Miller Industries, Inc.	3,740	43,234
*	Misonix, Inc.	8,471	36,002
* #	Mobile Mini, Inc.	19,600	364,756
* #	MTC Technologies, Inc.	20,973	497,060
	Mueller Industries, Inc.	54,542	1,566,992
#	Mueller Water Products, Inc.	16,533	133,256
#	Mueller Water Products, Inc. Class B	57,804	503,473
	NACCO Industries, Inc. Class A	10,162	823,630
*	Nashua Corp.	400	4,600
*	National Technical Systems, Inc.	14,800	92,056
*	NCI Building Systems, Inc.	22,800	691,752
#	Norfolk Southern Corp.	661,000	34,960,290
	Northrop Grumman Corp.	336,910	26,484,495
*	On Assignment, Inc.	18,609	115,190
*	Orbital Sciences Corp.	25,013	541,531
* #	Owens Corning, Inc.	155,022	2,923,715
*	P.A.M. Transportation Services, Inc.	15,391	223,170
*	Paragon Technologies, Inc.	3,771	23,211
	Parker Hannifin Corp.	3,900	252,057
*	Park-Ohio Holdings Corp.	22,918	473,715
*	Patrick Industries, Inc.	1,300	10,231
	Pentair, Inc.	79,800	2,603,076
*	PHH Corp.	48,838	988,481
* #	Plug Power, Inc.	134,071	403,554
	Portec Rail Products, Inc.	11,395	119,989
*	Powell Industries, Inc.	1,700	64,804
	Precision Castparts Corp.	15,141	1,671,415
	Preformed Line Products Co.	850	40,120
	Providence & Worcester Railroad Co.	1,000	19,650
*	Quanta Services, Inc.	31,800	759,384
#	R. R. Donnelley & Sons Co.	267,000	8,498,610
	Raytheon Co.	392,600	25,456,184
*	RCM Technologies, Inc.	20,900	110,979
#	Regal-Beloit Corp.	53,220	1,964,882
*	Republic Airways Holdings, Inc.	48,800	954,040
#	Robbins & Myers, Inc.	2,060	70,143
*	Rush Enterprises, Inc. Class A	31,175	462,014
*	Rush Enterprises, Inc. Class B	6,453	95,375
#	Ryder System, Inc.	104,780	6,036,376
*	Saia, Inc.	10,800	156,060
	Schawk, Inc.	52,916	833,427
*	School Specialty, Inc.	37,902	1,156,769
	Servidyne, Inc.	6,937	43,287

19

#	Skywest, Inc.	112,032	$2,478,148
	Southwest Airlines Co.	891,900	10,934,694
*	Sparton Corp.	1,700	8,126
*	Spherion Corp.	22,800	147,744
#	SPX Corp.	66,000	6,751,800
	Standex International Corp.	17,800	338,378
	Steelcase, Inc. Class A	37,300	528,914
*	Superior Essex, Inc.	11,404	323,646
	Supreme Industries, Inc.	1,610	9,483
	Sypris Solutions, Inc.	29,450	141,655
*	SYS Technologies	4,799	10,414
	Technology Research Corp.	13,283	38,786
	Tecumseh Products Co. Class A	11,200	237,216
*	The Geo Group, Inc.	4,800	128,112
	Timken Co.	150,800	4,543,604
	Todd Shipyards Corp.	9,932	167,652
* #	TRC Companies, Inc.	30,673	155,512
	Tredegar Industries, Inc.	50,900	804,729
* #	Trex Co., Inc.	3,000	23,400
#	Trinity Industries, Inc.	79,350	2,235,290
#	Triumph Group, Inc.	5,400	305,586
*	TrueBlue, Inc.	20	250
#	UAL Corp.	166,544	5,046,283
	Union Pacific Corp.	451,285	56,302,317
*	United Rentals, Inc.	66,185	1,330,319
* #	United Stationers, Inc.	9,700	478,792
	Universal Forest Products, Inc.	31,400	872,292
*	US Airways Group, Inc.	1	12
*	USA Truck, Inc.	1,600	21,232
	Viad Corp.	31,033	1,075,914
*	Volt Information Sciences, Inc.	43,063	692,022
#	Wabash National Corp.	28,700	226,730
#	Watts Water Technologies, Inc.	63,315	1,755,092
*	WCA Waste Corp.	27,983	170,696
#	Werner Enterprises, Inc.	107,182	1,906,768
*	Westaff, Inc.	25,326	102,824
* #	Willis Lease Finance Corp.	1,600	19,840
* #	YRC Worldwide, Inc.	48,891	672,740
Total Industrials			372,909,614

Information Technology — (6.1%)
*	3Com Corp.	303,573	998,755
* #	Access Integrated Technologies, Inc.	25,286	59,675
*	Actel Corp.	33,263	394,167
*	ActivIdentity Corp.	75,321	231,235
*	Adaptec, Inc.	245,000	649,250
* #	Advanced Micro Devices, Inc.	334,100	2,408,861
	Agilysys, Inc.	32,970	417,730
	American Software, Inc. Class A	8,900	75,650
*	Anaren, Inc.	25,319	320,032
*	Anixter International, Inc.	12,544	820,252
*	Answerthink, Inc.	66,426	269,025
* #	Applied Micro Circuits Corp.	71,693	532,679
* #	Ariba, Inc.	23,700	211,404
* #	Arris Group, Inc.	59,459	341,889

20

*	Arrow Electronics, Inc.	212,670	$6,935,169
	Astro-Med, Inc.	1,500	14,685
*	Autobytel, Inc.	32,900	88,830
#	Avici Systems, Inc.	19,105	146,535
* #	Avid Technology, Inc.	42,447	1,034,433
*	Aviza Technology, Inc.	7,636	7,140
*	Avnet, Inc.	153,300	5,167,743
*	Avocent Corp.	52,800	883,344
	AVX Corp.	315,640	3,958,126
*	Aware, Inc.	19,335	77,147
* #	Axcelis Technologies, Inc.	213,776	1,229,212
*	AXT, Inc.	30,700	169,464
*	BearingPoint, Inc.	17,200	27,864
	Bel Fuse, Inc. Class A	2,942	92,202
	Bel Fuse, Inc. Class B	12,750	347,693
*	Bell Industries, Inc.	1,161	929
*	Bell Microproducts, Inc.	14,100	47,235
* #	Benchmark Electronics, Inc.	103,443	1,737,842
	Black Box Corp.	28,500	883,500
*	Bookham, Inc.	5,300	7,738
* #	Borland Software Corp.	109,500	213,525
*	Brooks Automation, Inc.	92,404	931,432
*	CACI International, Inc. Class A	3,400	148,444
*	CalAmp Corp.	16,572	45,242
*	California Micro Devices Corp.	42,662	136,518
*	CallWave, Inc.	37,851	96,142
*	Captaris, Inc.	35,573	123,438
*	Cascade Microtech, Inc.	14,934	114,544
*	Catalyst Semiconductor, Inc.	27,451	110,079
*	Catapult Communications Corp.	29,376	183,306
*	CEVA, Inc.	31,174	265,914
*	Checkpoint Systems, Inc.	25,700	621,940
*	Ciber, Inc.	31,700	145,820
*	Cirrus Logic, Inc.	51,161	262,968
* #	CMGI, Inc.	73,960	849,800
	Cohu, Inc.	33,342	521,469
	Comarco, Inc.	4,690	21,621
* #	CommScope, Inc.	5,136	215,096
	Communications Systems, Inc.	1,749	19,799
*	Computer Sciences Corp.	233,293	10,136,581
*	Compuware Corp.	176,300	1,403,348
*	Convergys Corp.	244,450	3,529,858
*	Credence Systems Corp.	133,053	188,935
*	CSP, Inc.	1,614	9,813
	CTS Corp.	34,200	331,740
*	Cyberoptics Corp.	19,485	203,034
	Dataram Corp.	10,934	35,864
*	Digi International, Inc.	60,805	640,277
* #	Ditech Networks, Inc.	43,700	119,301
*	Dot Hill Systems Corp.	100,590	360,112
*	DSP Group, Inc.	18,079	209,716
*	Dynamics Research Corp.	16,374	158,173
* #	EarthLink, Inc.	7,200	52,056
* #	Echelon Corp.	988	11,095
*	Edgewater Technology, Inc.	8,693	52,158

21

*	EFJ, Inc.	16,319	$22,031
*	Electro Scientific Industries, Inc.	34,300	555,317
	Electronic Data Systems Corp.	865,339	14,987,671
*	Electronics for Imaging, Inc.	20,700	311,742
* #	EMCORE Corp.	14,100	155,805
*	EMS Technologies, Inc.	19,900	572,921
*	Endwave Corp.	14,700	102,900
*	Entegris, Inc.	126,900	894,645
* #	Entertainment Distribution Co., Inc.	44	26
*	Entorian Technologies, Inc.	4,167	5,875
* #	EPIQ Systems, Inc.	12,600	171,360
* #	eSpeed, Inc.	26,680	309,755
*	Euronet Worldwide, Inc.	10,800	233,280
* #	Exar Corp.	14,580	114,599
*	Fairchild Semiconductor Corp. Class A	48,466	540,396
	Frequency Electronics, Inc.	19,044	163,588
*	FSI International, Inc.	9,317	15,187
*	Gerber Scientific, Inc.	37,217	323,788
*	Globecomm Systems, Inc.	9,488	83,589
*	GTSI Corp.	8,203	67,429
*	Harris Stratex Networks, Inc. Class A	25,717	258,199
	Hewlett-Packard Co.	1,620,045	77,389,550
*	hi/fn, Inc.	14,705	80,730
* #	Hutchinson Technology, Inc.	53,600	900,480
*	Hypercom Corp.	60,390	224,047
*	I.D. Systems, Inc.	1,000	7,140
* #	Ikanos Communications	22,424	102,253
#	Imation Corp.	34,300	773,465
*	InFocus Corp.	26,671	47,741
	InfoSpace, Inc.	58,200	593,058
* #	Ingram Micro, Inc.	319,079	4,872,336
*	Innovex, Inc.	4,914	1,572
*	Insight Enterprises, Inc.	96,661	1,694,467
	Integral Systems, Inc.	10,682	260,000
*	Integrated Device Technology, Inc.	215,810	1,810,646
*	Integrated Silicon Solution, Inc.	23,662	141,262
* #	Internap Network Services Corp.	33,876	237,132
*	International Rectifier Corp.	121,150	2,758,586
* #	Internet Capital Group, Inc.	58,172	506,096
	Intersil Corp.	208,965	4,862,616
*	Intest Corp.	12,966	27,747
*	IntriCon Corp.	482	3,292
*	Iomega Corp.	7,200	21,960
* #	iPass, Inc.	111,099	308,855
*	IXYS Corp.	61,986	437,001
	Jabil Circuit, Inc.	17,900	231,268
*	Jaco Electronics, Inc.	296	349
* #	JDS Uniphase Corp.	42,962	564,950
* #	Juniper Networks, Inc.	88,746	2,380,168
*	Jupitermedia Corp.	15,300	50,337
	Keithley Instruments, Inc.	21,851	197,752
*	Kemet Corp.	14,100	69,936
*	Key Tronic Corp.	17,405	55,348
* #	Keynote Systems, Inc.	10,900	118,156
*	Kopin Corp.	110,335	300,111

22

*	Kratos Defense & Security Solutions, Inc.	125,445	$228,310
* #	KVH Industries, Inc.	5,069	43,999
* #	L-1 Identity Solutions, Inc.	147,373	1,762,581
*	Lattice Semiconductor Corp.	133,600	344,688
* #	Lawson Software, Inc.	61,401	478,928
*	Leadis Technolgies, Inc.	19,270	38,155
*	LeCroy Corp.	24,131	190,394
*	Lionbridge Technologies, Inc.	40,200	142,710
*	Logility, Inc.	194	2,118
* #	LookSmart, Ltd.	27,480	99,203
*	Loral Space & Communications, Inc.	24,379	591,435
* #	LSI Corp.	121,700	613,368
* #	LTX Corp.	14,651	47,616
*	Management Network Group, Inc.	38,306	81,975
#	Marchex, Inc. Class B	11,200	98,896
#	Maximus, Inc.	27,700	1,006,064
*	Mercury Computer Systems, Inc.	48,333	309,815
*	Merix Corp.	19,900	54,128
	Methode Electronics, Inc.	57,888	616,507
* #	Micron Technology, Inc.	643,600	4,839,872
*	Microtune, Inc.	5,400	27,216
* #	MIPS Technologies, Inc.	32,000	118,720
*	MIVA, Inc.	5,400	11,340
*	MKS Instruments, Inc.	110,590	2,221,753
*	Moldflow Corp.	5,100	84,966
* #	MoSys, Inc.	23,049	108,330
*	MPS Group, Inc.	128,700	1,467,180
* #	MRV Communications, Inc.	55,000	88,000
*	MSC. Software Corp.	400	5,068
*	Multi-Fineline Electronix, Inc.	16,900	359,463
*	Nanometrics, Inc.	47,970	305,569
*	Napster, Inc.	300	552
*	NCR Corp.	59,800	1,325,168
*	NetScout Systems, Inc.	25,200	234,108
* #	Network Equipment Technologies, Inc.	14,285	81,425
*	Newport Corp.	56,016	588,728
*	Novell, Inc.	56,081	417,803
*	Novellus Systems, Inc.	19,378	427,866
*	Nu Horizons Electronics Corp.	14,932	88,696
#	Openwave Systems, Inc.	62,500	128,750
*	Oplink Communications, Inc.	49,699	617,759
*	OPNET Technologies, Inc.	23,600	187,856
*	Optical Cable Corp.	900	3,699
*	OSI Systems, Inc.	17,900	378,585
*	Overland Storage, Inc.	3,499	4,689
*	OYO Geospace Corp.	1	48
*	Packeteer, Inc.	28,193	126,023
*	Palm, Inc.	155,034	1,003,070
*	PAR Technology Corp.	19,875	157,410
* #	PC Connection, Inc.	49,754	494,057
*	PC-Tel, Inc.	62,853	419,858
	Pegasystems, Inc.	14,790	139,026
*	Perceptron, Inc.	1,800	21,240
*	Performance Technologies, Inc.	24,251	113,737
*	Pericom Semiconductor Corp.	22,633	301,698

23

*	Perot Systems Corp.	164,261	$2,265,159
*	Pervasive Software, Inc.	36,268	138,906
*	Phoenix Technologies, Ltd.	5,436	89,748
*	Photon Dynamics, Inc.	20,560	212,796
*	Photronics, Inc.	43,100	434,017
*	Planar Systems, Inc.	29,862	139,157
* #	PlanetOut, Inc.	340	1,285
* #	PLATO Learning, Inc.	39,213	149,009
* #	Powerwave Technologies, Inc.	173,217	495,401
* #	Presstek, Inc.	3,498	16,441
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	2,450
*	Quantum Corp.	22,449	56,123
*	RadiSys Corp.	42,445	403,652
* #	RealNetworks, Inc.	217,716	1,273,639
	Relm Wireless Corp.	8,587	19,321
*	RF Micro Devices, Inc.	61,856	194,846
* #	RF Monolithics, Inc.	11,003	58,426
	Richardson Electronics, Ltd.	11,478	49,585
*	Rudolph Technologies, Inc.	35,291	307,385
*	S1 Corp.	84,600	598,968
* #	Safeguard Scientifics, Inc.	101,600	156,464
* #	Sandisk Corp.	936	22,043
*	Sanmina-SCI Corp.	369,600	609,840
*	SCM Microsystems, Inc.	18,612	55,464
*	Seachange International, Inc.	31,439	185,490
* #	Secure Computing Corp.	113,290	919,915
*	Selectica, Inc.	17,241	25,344
*	Semitool, Inc.	4,314	33,908
*	SI International, Inc.	25,429	632,674
* #	Sigmatel, Inc.	21,950	63,875
*	Silicon Image, Inc.	58,024	265,750
*	Silicon Storage Technology, Inc.	192,827	545,700
* #	Skyworks Solutions, Inc.	169,480	1,399,905
* #	Smith Micro Software, Inc.	21,901	112,133
*	SonicWALL, Inc.	35,915	299,172
*	Spectrum Control, Inc.	9,829	88,559
* #	Standard Microsystems Corp.	18,100	513,135
	StarTek, Inc.	23,345	201,000
* #	STEC, Inc.	20,196	147,027
*	SumTotal Systems, Inc.	17,208	78,124
* #	Sun Microsystems, Inc.	173,975	2,853,190
*	SupportSoft, Inc.	45,495	159,687
* #	Sycamore Networks, Inc.	546,847	1,908,496
*	Symantec Corp.	930,677	15,672,601
* #	Symmetricom, Inc.	65,341	223,466
*	SYNNEX Corp.	60,100	1,250,681
*	Tech Data Corp.	101,652	3,390,094
	Technitrol, Inc.	14,000	308,140
*	Technology Solutions Co.	3,555	9,279
*	TechTeam Global, Inc.	13,534	118,423
*	Tellabs, Inc.	411,872	2,710,118
*	Telular Corp.	19,155	67,426
*	Teradyne, Inc.	24,254	290,805
*	Tessco Technologies, Inc.	7,748	126,215

24

*	Tier Technologies, Inc. Class B	8,900	$71,645
*	Tollgrade Communications, Inc.	17,487	96,528
* #	Track Data Corp.	8,633	14,417
* #	Triquint Semiconductor, Inc.	229,314	1,082,362
	TSR, Inc.	1,300	5,519
*	TTM Technologies, Inc.	64,788	713,964
* #	Ultratech, Inc.	41,685	401,427
* #	UTStarcom, Inc.	81,505	229,844
*	Vicon Industries, Inc.	2,310	12,590
*	Vignette Corp.	35,100	444,015
*	Virage Logic Corp.	15,362	98,624
*	Vishay Intertechnology, Inc.	217,500	1,985,775
*	Website Pros, Inc.	47,883	528,628
*	Westell Technologies, Inc.	85,084	149,748
*	White Electronics Designs Corp.	27,184	113,901
*	Winland Electronics, Inc.	300	686
*	Wireless Telecom Group, Inc.	42,288	69,352
*	WPCS International, Inc.	9,861	63,899
	Xerox Corp.	92,200	1,355,340
* #	X-Rite, Inc.	3,200	26,208
*	Zoran Corp.	77,932	1,070,006
*	Zygo Corp.	37,321	475,470
Total Information Technology			249,994,246

Materials — (3.5%)
	A. Schulman, Inc.	26,800	547,792
	A.M. Castle & Co.	18,682	415,301
	Airgas, Inc.	77,640	3,772,528
	Albemarle Corp.	46,300	1,756,622
	Alcoa, Inc.	340,052	12,629,531
*	American Pacific Corp.	900	14,499
	Arch Chemicals, Inc.	10,400	363,064
	Ashland, Inc.	112,560	4,971,775
	Bemis Co., Inc.	50,013	1,241,323
*	Buckeye Technologies, Inc.	22,600	244,306
#	Cabot Corp.	24,400	668,560
#	Calgon Carbon Corp.	33,885	553,681
*	Caraustar Industries, Inc.	24,456	53,803
	Carpenter Technology Corp.	11,200	703,696
	Chemtura Corp.	306,579	2,532,343
	Chesapeake Corp.	12,100	42,350
#	Cleveland-Cliffs, Inc.	1,000	119,460
* #	Coeur d’Alene Mines Corp.	35,400	170,628
* #	Continental Materials Corp.	100	2,345
*	Core Molding Technologies, Inc.	2,630	18,673
	Cytec Industries, Inc.	67,435	3,862,677
*	Domtar Corp.	396,595	2,526,310
	Ferro Corp.	61,100	983,710
	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	11,132,120
	Friedman Industries, Inc.	10,535	54,150
#	Georgia Gulf Corp.	6,300	38,178
	Gibraltar Industries, Inc.	50,500	551,965
	Glatfelter Co.	46,800	616,356
*	Graphic Packaging Corp.	269,352	829,604
	Greif, Inc. Class A	24,000	1,569,360

25

* #	Headwaters, Inc.	16,800	$205,968
	International Paper Co.	376,012	11,919,580
#	Kronos Worldwide, Inc.	2,919	54,002
	Louisiana-Pacific Corp.	152,700	1,661,376
	Lubrizol Corp.	61,000	3,556,300
*	Material Sciences Corp.	24,611	181,629
	MeadWestavco Corp.	304,651	7,817,345
	Metal Management, Inc.	10,700	649,169
#	Minerals Technologies, Inc.	20,400	1,229,712
*	Mod-Pac Corp.	3,869	23,949
	Monsanto Co.	24,437	2,826,872
	Myers Industries, Inc.	40,050	487,409
	Neenah Paper, Inc.	19,700	513,185
#	NL Industries, Inc.	88,148	957,287
	NN, Inc.	22,500	219,150
*	Northern Technologies International Corp.	3,000	23,640
* #	Northwest Pipe Co.	12,085	504,428
	Olympic Steel, Inc.	2,500	103,250
* #	OM Group, Inc.	25,000	1,513,250
* #	Owens-Illinois, Inc.	27,100	1,529,795
	Penford Corp.	13,338	291,969
* #	Peoplesupport, Inc.	13,100	152,091
* #	PolyOne Corp.	204,954	1,332,201
	Quaker Chemical Corp.	2,900	68,150
#	Quanex Corp.	2,800	144,060
*	Ready Mix, Inc.	4,964	29,784
	Reliance Steel & Aluminum Co.	50,700	2,814,357
*	Rock of Ages Corp.	1,200	5,844
	Rock-Tenn Co. Class A	56,380	1,512,675
*	Rosetta Resources, Inc.	75,154	1,537,651
	RPM International, Inc.	19,003	397,353
	Schnitzer Steel Industries, Inc. Class A	30,900	2,023,023
	Schweitzer-Maudoit International, Inc.	29,313	673,320
	Sensient Technologies Corp.	71,500	1,926,210
*	Smurfit-Stone Container Corp.	473,694	3,765,867
	Spartech Corp.	44,200	626,314
	Stepan Co.	15,906	542,395
* #	Stillwater Mining Co.	13,259	272,207
	Synalloy Corp.	2,100	27,384
	Temple-Inland, Inc.	39,200	538,216
* #	Terra Industries, Inc.	43,087	1,947,963
#	Tronox, Inc. Class A	4,400	19,668
#	Tronox, Inc. Class B	13,307	58,684
*	U.S. Concrete, Inc.	56,660	226,073
* #	U.S. Gold Corp.	98,100	344,331
#	Valhi, Inc.	70,701	1,366,650
#	Valspar Corp.	168,360	3,651,728
	Wausau Paper Corp.	80,700	632,688
#	Westlake Chemical Corp.	88,300	1,425,162
#	Weyerhaeuser Co.	358,667	21,950,420
#	Worthington Industries, Inc.	67,200	1,182,048
Total Materials			140,450,492

Other — (0.0%)
# ●	ePresence, Inc. Escrow Shares	6,400	192
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

26

Telecommunication Services — (6.1%)
*	Arbinet-thexchange, Inc.	14,070	$70,350
	AT&T, Inc.	3,392,390	118,156,944
	CenturyTel, Inc.	186,130	6,736,045
	D&E Communications, Inc.	24,213	263,680
*	General Communications, Inc. Class A	32,936	190,699
	IDT Corp.	4,126	24,137
#	IDT Corp. Class B	54,100	317,026
* #	LCC International, Inc. Class A	16,700	27,388
*	Leap Wireless International, Inc.	3,144	134,437
* #	Nextwave Wireless, Inc.	76,257	411,025
*	Premiere Global Services, Inc.	800	11,304
	Sprint Nextel Corp.	2,334,186	16,596,062
#	SureWest Communications	22,739	285,829
	Telephone & Data Systems, Inc.	80,500	3,775,450
	Telephone & Data Systems, Inc. Special Shares	12,407	534,742
* #	United States Cellular Corp.	14,300	900,900
	Verizon Communications, Inc.	2,693,604	97,831,697
*	Xeta Corp.	17,164	72,260
Total Telecommunication Services			246,339,975

Utilities — (0.2%)
*	Maine & Maritimes Corp.	400	12,880
	Middlesex Water Co.	5,356	100,961
*	NRG Energy, Inc.	3,400	140,318
*	Reliant Energy, Inc.	267,800	6,105,840
	Southern Union Co.	1	—
	Unitil Corp.	600	16,080
Total Utilities			6,376,079

TOTAL COMMON STOCKS			3,446,137,866

RIGHTS/WARRANTS — (0.0%)
*	Security Bank Corp. Rights 03/10/08	23,355	1,313

TEMPORARY CASH INVESTMENTS — (1.0%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	38,290,739	38,290,739

27

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (14.2%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $605,760,726 FNMA, rates ranging from 4.500% to 7.000%, dates ranging from 07/19/19 to 02/01/38, valued at $520,804,474) to be repurchased at $505,768,140	$505,635	$505,635,411
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $63,194,069 FNMA 6.000%, 04/01/33 & 12/01/37, valued at $22,559,869) to be repurchased at $21,809,063	21,803	21,803,340
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $56,380,537 FNMA 5.594%(r), 05/01/35 & 6.441%(r), 07/01/37, valued at $52,309,233) to be repurchased at $50,796,914	50,783	50,783,499

TOTAL SECURITIES LENDING COLLATERAL			578,222,250

TOTAL INVESTMENTS - (100.0%) (Cost $3,604,867,863) ##			$4,062,652,168

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,484,423,152
Level 2 – Other Significant Observable Inputs	578,229,016
Level 3 – Significant Unobservable Inputs	—
Total	$4,062,652,168

28

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At February 29, 2008, the Trust consisted of twenty-one operational investment portfolios, of which thirteen are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The DFA Two-Year Global Fixed Income Series are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$3,955,228,826
The U.S. Large Cap Value Series	9,529,984,292
The U.S. Small Cap Series	3,677,851,142
The DFA International Value Series	7,687,819,850
The Japanese Small Company Series	2,109,026,541
The Asia Pacific Small Company Series	1,208,201,348
The United Kingdom Small Company Series	883,874,354
The Continental Small Company Series	1,794,948,375
The Emerging Markets Series	2,052,047,361
The Emerging Markets Small Cap Series	1,158,057,818
The DFA Two-Year Global Fixed Income Series	3,217,953,352
The Tax-Managed U.S. Marketwide Value Series	3,605,699,307

12

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (85.3%)
Consumer Discretionary — (9.9%)
*	1-800-FLOWERS.COM, Inc.	4,100	$32,964
*	4Kids Entertainment, Inc.	2,300	27,232
* #	99 Cents Only Stores	6,969	64,742
*	A.C. Moore Arts & Crafts, Inc.	3,300	28,281
	Aaron Rents, Inc.	9,300	182,466
	Aaron Rents, Inc. Class A	1,144	20,878
#	Abercrombie & Fitch Co.	4,500	348,885
* #	AbitibiBowater Canada, Inc.	2,236	23,143
*	Acme Communications, Inc.	2,301	6,765
	Acme United Corp.	400	5,404
	Advance Auto Parts, Inc.	14,050	471,237
* #	Aeropostale, Inc.	8,941	240,155
*	AFC Enterprises, Inc.	2,800	21,140
*	Aftermarket Technology Corp.	6,200	116,250
*	AH Belo Corp. Series A	4,542	55,276
	Aldila, Inc.	1,300	21,125
*	Alloy, Inc.	4,507	34,659
*	Amazon.com, Inc.	26,580	1,713,613
	American Axle & Manufacturing Holdings, Inc.	14,000	275,520
*	American Biltrite, Inc.	100	725
	American Eagle Outfitters, Inc.	10,911	233,168
#	American Greetings Corp. Class A	9,000	169,380
*	America’s Car-Mart, Inc.	3,810	41,529
#	Ameristar Casinos, Inc.	15,008	291,005
*	AnnTaylor Stores Corp.	11,900	285,838
*	Apollo Group, Inc. Class A	15,300	939,114
#	Arbitron, Inc.	2,306	96,668
#	Arctic Cat, Inc.	2,500	18,900
	Ark Restaurants Corp.	483	14,876
#	ArvinMeritor, Inc.	13,000	146,770
	Asbury Automotive Group, Inc.	7,700	107,954
*	Ashworth, Inc.	3,010	10,174
*	Audible, Inc.	4,500	51,525
*	Audiovox Corp. Class A	600	5,400
*	AutoNation, Inc.	52,190	760,408
*	Autozone, Inc.	4,553	523,959
* #	Avatar Holdings, Inc.	1,734	74,701
*	Bakers Footwear Group, Inc.	600	1,272
*	Ballantyne of Omaha, Inc.	3,565	17,575
* #	Bally Technologies, Inc.	4,000	151,640
#	Barnes & Noble, Inc.	15,932	448,008
*	Barry (R.G.) Corp.	1,700	13,566
	Beasley Broadcast Group, Inc.	1,050	5,827

1

#	Bebe Stores, Inc.	18,009	$219,890
*	Bed Bath and Beyond, Inc.	21,300	603,642
#	Belo Corp. Class A	26,410	310,846
*	Benihana, Inc.	1,044	11,568
*	Benihana, Inc. Class A	1,488	15,936
	Best Buy Co., Inc.	25,643	1,102,905
#	Big 5 Sporting Goods Corp.	1,200	11,100
* #	Big Dog Holdings, Inc.	1,093	11,608
*	Big Lots, Inc.	16,220	273,307
* #	BJ’s Restaurants, Inc.	7,600	103,056
	Black & Decker Corp.	6,000	412,620
#	Blockbuster, Inc. Class A	19,900	60,496
*	Blockbuster, Inc. Class B	19,013	52,666
* #	Blue Nile, Inc.	1,300	57,408
* #	Bluegreen Corp.	9,400	79,524
	Blyth, Inc.	10,900	216,147
	Bob Evans Farms, Inc.	7,810	226,099
#	Bon-Ton Stores, Inc.	3,000	17,160
	Books-A-Million, Inc.	4,080	33,823
	BorgWarner, Inc.	15,400	663,894
	Bowl America, Inc. Class A	400	6,160
#	Boyd Gaming Corp.	18,050	380,674
*	Bright Horizons Family Solutions, Inc.	3,989	179,425
	Brinker International, Inc.	15,150	279,366
	Brown Shoe Company, Inc.	13,025	191,207
#	Brunswick Corp.	15,600	254,124
#	Buckle, Inc.	6,400	290,560
* #	Buffalo Wild Wings, Inc.	2,900	67,193
* #	Build-A-Bear-Workshop, Inc.	2,700	31,374
#	Building Materials Holding Corp.	1,800	10,404
	Burger King Holdings, Inc.	25,100	644,066
* #	Cabela’s, Inc.	11,700	158,535
*	Cablevision Systems New York Group Class A	7,600	203,604
*	Cache, Inc.	4,500	44,820
* #	California Coastal Communities, Inc.	1,778	9,086
* #	California Pizza Kitchen, Inc.	3,600	50,184
	Callaway Golf Co.	19,416	295,900
	Canterbury Park Holding Corp.	400	4,040
* #	Career Education Corp.	15,600	231,660
* #	CarMax, Inc.	17,506	321,410
#	Carmike Cinemas, Inc.	2,600	18,798
#	Carnival Corp.	12,300	484,005
*	Carriage Services, Inc.	6,149	48,577
*	Carter’s, Inc.	12,473	192,458
* #	Casual Male Retail Group, Inc.	2,800	10,808
	Cato Corp. Class A	5,700	89,262
*	Cavalier Homes, Inc.	3,000	5,100
* #	Cavco Industries, Inc.	2,050	67,527
#	CBRL Group, Inc.	3,800	138,396

2

	CBS Corp. Class A	4,404	$100,411
	CBS Corp. Class B	59,734	1,363,130
* #	CEC Entertainment, Inc.	4,900	131,467
#	Centex Corp.	10,700	237,433
* #	Champion Enterprises, Inc.	19,200	170,496
	Charles and Colvard, Ltd.	1,585	2,029
*	Charlotte Russe Holding, Inc.	3,200	62,304
* #	Charter Communications, Inc.	61,900	59,548
*	Cheesecake Factory, Inc.	17,700	370,107
#	Cherokee, Inc.	3,302	111,773
*	Chicos FAS, Inc.	24,179	225,106
* #	Chipotle Mexican Grill, Inc.	1,400	139,020
*	Chipotle Mexican Grill, Inc. Class B	2,200	189,024
	Choice Hotels International, Inc.	13,700	444,565
	Christopher & Banks Corp.	10,400	112,320
*	Chromcraft Revington, Inc.	500	2,250
	Churchill Downs, Inc.	4,013	182,712
#	Circuit City Stores, Inc.	14,000	61,880
#	Citadel Broadcasting Co.	28,075	29,479
* #	Citi Trends, Inc.	1,600	23,216
#	CKE Restaurants, Inc.	10,800	119,664
*	CKX, Inc.	11,165	99,592
	Clear Channel Communications, Inc.	17,740	567,680
*	Coach, Inc.	17,260	523,323
	Coachmen Industries, Inc.	200	886
	Coast Distribution System, Inc.	500	2,700
	Cobra Electronics Corp.	1,135	5,437
* #	Coinstar, Inc.	7,200	209,952
*	Coldwater Creek, Inc.	4,500	24,885
#	Collectors Universe, Inc.	2,293	21,348
#	Columbia Sportswear Co.	8,800	363,704
*	Comcast Corp. Class A	112,777	2,203,663
*	Comcast Corp. Special Class A Non-Voting	93,077	1,801,040
*	Concord Camera Corp.	405	1,770
* #	Conn’s, Inc.	6,921	88,243
#	Cooper Tire & Rubber Co.	19,100	345,137
* #	Corinthian Colleges, Inc.	18,261	145,175
	Courier Corp.	4,572	124,404
*	Cox Radio, Inc.	10,533	115,758
#	CPI Corp.	840	13,927
	Craftmade International, Inc.	600	5,718
* #	Crown Media Holdings, Inc.	16,074	89,050
* #	CSK Auto Corp.	4,300	39,001
	CSS Industries, Inc.	2,400	83,784
*	Culp, Inc.	2,700	19,710
* #	Cumulus Media, Inc. Class A	3,700	20,350
*	Cybex International, Inc.	4,861	19,687
*	Cycle Country Accessories Corp.	300	588
	Darden Restaurants, Inc.	9,600	295,968
*	Deckers Outdoor Corp.	1,602	177,245
	Decorator Industries, Inc.	300	1,338
*	dELiA*s, Inc.	836	1,664

3

	Delta Apparel, Inc.	1,328	$11,779
*	Design Within Reach, Inc.	1,958	4,719
	DeVry, Inc.	11,200	492,128
*	DG Fastchannel, Inc.	5,174	104,463
*	Dick’s Sporting Goods, Inc.	17,500	482,650
*	Diedrich Coffee, Inc.	800	2,544
#	Dillards, Inc. Class A	20,995	310,516
*	Directed Electronics, Inc.	400	880
*	Discovery Holding Co. Class A	53,773	1,213,657
*	Discovery Holding Co. Class B	1,200	30,600
*	DISH Network Corp. Class A	13,020	386,043
	Disney (Walt) Co.	138,600	4,492,026
*	Dixie Group, Inc.	2,350	20,703
*	Dollar Tree Stores, Inc.	15,090	404,865
	Domino’s Pizza, Inc.	13,400	177,550
*	Dorman Products, Inc.	4,491	47,155
#	Dover Downs Gaming & Entertainment, Inc.	3,350	30,552
	Dover Motorsports, Inc.	2,200	15,202
*	DreamWorks Animation SKG, Inc.	17,600	446,688
* #	Drew Industries, Inc.	3,500	94,360
*	drugstore.com, Inc.	12,100	33,880
	DRYCLEAN USA, Inc.	100	106
#	E.W. Scripps Co.	25,100	1,048,427
#	Eastman Kodak Co.	57,200	971,256
	Educational Development Corp.	300	1,686
*	EMAK Worldwide, Inc.	322	322
*	Emerson Radio Corp.	4,100	4,428
#	Emmis Communications Corp. Class A	6,900	20,424
* #	Enova Systems, Inc.	400	1,800
	Entercom Communications Corp.	5,743	64,149
*	Entravision Communications Corp.	13,700	79,460
* #	Escala Group, Inc.	1,435	4,075
	Escalade, Inc.	1,800	16,380
#	Ethan Allen Interiors, Inc.	8,500	231,540
*	Expedia, Inc.	51,400	1,178,602
	Family Dollar Stores, Inc.	20,000	383,000
*	Famous Dave’s of America, Inc.	1,779	18,057
*	Finlay Enterprises, Inc.	1,300	1,209
*	Fisher Communications, Inc.	2,528	79,177
*	Flanigan’s Enterprises, Inc.	300	2,415
* #	Fleetwood Enterprises, Inc.	8,412	35,835
	Flexsteel Industries, Inc.	1,006	13,259
#	Foot Locker, Inc.	30,200	371,460
*	Ford Motor Co.	188,700	1,232,211
	Fortune Brands, Inc.	27,200	1,767,456
*	Fossil, Inc.	14,295	460,013
*	Fountain Powerboat Industries, Inc.	343	514
*	Franklin Covey Co.	4,300	33,196
*	Franklin Electronic Publishers, Inc.	500	1,095
*	Frederick’s of Hollywood Group	775	2,526
#	Fred’s, Inc.	11,900	104,482
	Frisch’s Restaurants, Inc.	1,138	24,581

4

	FTD Group, Inc.	6,200	$85,498
* #	Fuel Systems Solutions, Inc.	3,550	36,707
*	Full House Resorts, Inc.	700	1,561
#	Furniture Brands International, Inc.	11,400	148,200
* #	Gaiam, Inc.	3,100	65,968
*	GameStop Corp. Class A	13,662	578,722
*	GameTech International, Inc.	4,030	23,455
* #	Gaming Partners International Corp.	1,100	8,437
* #	Gander Mountain Co.	4,401	24,866
	Gannett Co., Inc.	34,161	1,029,954
	Gap, Inc.	47,100	950,007
* #	Gaylord Entertainment Co.	10,910	328,282
* #	Gemstar-TV Guide International, Inc.	68,400	324,216
#	General Motors Corp.	43,200	1,005,696
* #	Genesco, Inc.	3,600	107,820
* #	Gentek, Inc.	1,415	38,912
	Gentex Corp.	30,200	486,824
	Genuine Parts Co.	21,600	891,000
*	Getty Images, Inc.	11,600	373,056
* #	G-III Apparel Group, Ltd.	4,672	61,156
*	Goodyear Tire & Rubber Co.	41,959	1,137,089
*	Gottschalks, Inc.	2,391	5,499
#	Gray Television, Inc.	11,200	64,960
	Gray Television, Inc. Class A	300	2,055
*	Great Wolf Resorts, Inc.	6,500	44,655
#	Group 1 Automotive, Inc.	3,500	85,750
* #	GSI Commerce, Inc.	9,900	143,253
#	Guess?, Inc.	6,900	283,797
* #	Gymboree Corp.	6,100	241,499
#	H&R Block, Inc.	29,100	542,715
*	Hampshire Group, Ltd.	689	8,268
#	Handleman Co.	3,131	4,102
*	Hanesbrands, Inc.	12,200	355,020
#	Harley-Davidson, Inc.	7,640	283,902
	Harman International Industries, Inc.	3,155	129,986
* #	Harris Interactive, Inc.	7,500	20,325
#	Harte-Hanks, Inc.	9,500	160,645
*	Hartmarx Corp.	3,520	8,800
#	Hasbro, Inc.	30,710	791,397
*	Hastings Entertainment, Inc.	1,400	11,480
#	Haverty Furniture Co., Inc.	5,731	56,278
	Haverty Furniture Co., Inc. Class A	470	4,582
*	Hawk Corp.	1,065	19,915
*	Hayes Lemmerz International, Inc.	22,623	71,941
	Hearst-Argyle Television, Inc.	9,000	198,000
* #	Hibbett Sporting Goods, Inc.	6,700	105,860
*	Hollywood Media Corp.	4,638	12,337
#	Home Depot, Inc.	100,425	2,666,284
* #	Home Solutions of America, Inc.	11,485	4,709
#	Hooker Furniture Corp.	2,600	53,274
*	Hot Topic, Inc.	3,385	15,537
*	IAC/InterActiveCorp.	54,628	1,087,097

5

*	Iconix Brand Group, Inc.	16,000	$332,480
	Idearc, Inc.	10,660	51,381
#	IHOP Corp.	2,620	119,944
	ILX Resorts, Inc.	300	1,695
*	Image Entertainment, Inc.	3,200	6,848
* #	Infosonics Corp.	2,200	2,926
	Interactive Data Corp.	18,787	549,708
	Interface, Inc. Class A	11,658	195,388
	International Game Technology	21,586	974,608
	International Speedway Corp. Class A	8,250	328,680
*	Interpublic Group of Companies, Inc.	37,800	325,836
*	Interstate Hotels & Resorts, Inc.	6,900	34,293
* #	INVESTools, Inc.	8,076	93,439
* #	iRobot Corp.	2,800	51,296
* #	Isle of Capri Casinos, Inc.	5,700	51,585
* #	ITT Educational Services, Inc.	3,100	171,182
	J. Alexander’s Corp.	1,500	11,610
* #	J. Crew Group, Inc.	7,900	316,395
	J.C. Penney Co., Inc.	10,206	471,619
*	Jack in the Box, Inc.	9,820	257,971
#	Jackson Hewitt Tax Service, Inc.	6,080	127,254
*	Jaclyn, Inc.	400	3,230
*	Jakks Pacific, Inc.	5,500	153,725
* #	Jarden Corp.	15,658	377,201
*	Jennifer Convertibles, Inc.	500	1,025
*	Jo-Ann Stores, Inc.	5,500	90,750
	Johnson Controls, Inc.	56,230	1,847,718
	Johnson Outdoors, Inc.	1,795	33,207
	Jones Apparel Group, Inc.	25,831	364,475
* #	Jos. A. Bank Clothiers, Inc.	4,031	91,826
	Journal Communications, Inc. Class A	12,800	88,192
#	Journal Register Co.	6,700	6,700
	Kenneth Cole Productions, Inc. Class A	3,600	53,532
	Kimball International, Inc. Class B	4,755	49,690
* #	Knology, Inc.	4,200	51,324
*	Kohl’s Corp.	14,018	622,960
*	Kona Grill, Inc.	1,300	12,649
	Koss Corp.	200	3,890
* #	KSW, Inc.	730	4,665
#	K-Swiss, Inc. Class A	3,300	47,883
	LaCrosse Footwear, Inc.	816	13,668
*	Lakeland Industries, Inc.	1,850	19,443
* #	Lakes Entertainment, Inc.	3,272	19,239
	Lamar Advertising Co.	5,100	194,361
#	Landry’s Restaurants, Inc.	300	5,319
* #	Las Vegas Sands Corp.	21,500	1,790,950
*	Lazare Kaplan International, Inc.	1,600	16,000
#	La-Z-Boy, Inc.	8,710	73,425
*	Leapfrog Enterprises, Inc.	700	3,990
* #	Lear Corp.	20,600	568,148
#	Lee Enterprises, Inc.	11,800	121,658
	Leggett & Platt, Inc.	32,749	546,908

6

* #	Lenox Group, Inc.	2,800	$5,180
#	Libbey, Inc.	4,400	68,420
*	Liberty Global, Inc. Class A	22,346	840,210
*	Liberty Global, Inc. Series C	22,195	778,379
*	Liberty Media Holding Corp. Capital Class A	11,435	1,327,718
*	Liberty Media Holding Corp. Capital Class B	239	28,702
*	Liberty Media Holding Corp. Interactive Class A	120,332	1,727,968
*	Liberty Media Holding Corp. Interactive Class B	5,303	75,939
* #	LIFE TIME FITNESS, Inc.	8,168	237,362
#	Lifetime Brands, Inc.	3,181	32,860
#	Limited Brands, Inc.	29,100	443,775
*	Lin TV Corp.	6,152	63,181
*	Lincoln Educational Services	4,735	56,820
	Lithia Motors, Inc. Class A	2,313	23,778
*	Live Nation, Inc.	13,969	165,812
	Liz Claiborne, Inc.	12,820	227,940
* #	LKQ Corp.	28,400	603,216
*	Lodgenet Entertainment Corp.	2,700	25,137
*	Lodgian, Inc.	5,400	48,330
	Lowe’s Companies, Inc.	99,499	2,384,991
*	Luby’s, Inc.	7,991	73,118
*	Mace Security International, Inc.	2,500	4,375
	Macy’s, Inc.	58,275	1,438,227
*	Maidenform Brands, Inc.	2,900	35,873
#	Marine Products Corp.	5,090	37,259
* #	MarineMax, Inc.	3,200	39,296
	Marriott International, Inc. Class A	27,779	947,264
* #	Martha Stewart Living Omnimedia, Inc.	1,400	9,856
* #	Marvel Entertainment, Inc.	7,700	193,655
	Mattel, Inc.	47,100	909,972
#	Matthews International Corp. Class A	3,980	178,543
	McDonald’s Corp.	74,180	4,013,880
	McGraw-Hill Companies, Inc.	19,320	790,768
	MDC Holdings, Inc.	9,100	381,108
* #	Meade Instruments Corp.	200	306
#	Media General, Inc. Class A	4,100	63,960
* #	Mediacom Communications Corp.	7,100	31,027
	Meredith Corp.	6,100	264,435
*	Meritage Hospitality Group, Inc.	299	688
* #	MGM Mirage	14,600	899,214
*	Midas, Inc.	1,200	18,156
	Modine Manufacturing Co.	8,900	111,072
* #	Mohawk Industries, Inc.	14,520	1,036,873
#	Monaco Coach Corp.	5,500	53,790
*	Monarch Casino & Resort, Inc.	4,017	66,763
	Monro Muffler Brake, Inc.	5,666	94,905
* #	Morgans Hotel Group	7,500	115,050
* #	Morningstar, Inc.	5,600	365,064
*	Morton’s Restaurant Group, Inc.	3,200	24,800
	Movado Group, Inc.	5,731	110,379
* #	MTR Gaming Group, Inc.	4,000	22,560
* #	Multimedia Games, Inc.	8,600	60,200

7

*	Nathan’s Famous, Inc.	1,300	$20,670
	National Presto Industries, Inc.	1,900	99,560
#	Nautilus Group, Inc.	4,900	20,531
* #	Navarre Corp.	7,800	12,870
* #	Netflix, Inc.	9,110	287,694
*	Nevada Gold & Casinos, Inc.	700	1,029
	New Frontier Media, Inc.	6,570	33,178
* #	New Motion, Inc.	1,352	6,895
	Newell Rubbermaid, Inc.	18,000	408,600
	News Corp. Class A	140,061	2,578,523
	News Corp. Class B	69,772	1,333,343
#	NIKE, Inc. Class B	19,630	1,181,726
*	Nobel Learning Communities, Inc.	800	10,448
	Nobility Homes, Inc.	772	12,815
	Noble International, Ltd.	6,467	70,555
#	Nordstrom, Inc.	16,300	603,589
* #	Nutri/System, Inc.	2,700	38,637
* #	NVR, Inc.	800	432,544
* #	Office Depot, Inc.	11,800	134,166
	OfficeMax, Inc.	11,400	242,478
	Omnicom Group, Inc.	21,708	969,696
*	Orange 21, Inc.	300	1,299
#	Orleans Homebuilders, Inc.	3,370	16,884
	O’Charleys, Inc.	5,100	57,579
*	O’Reilly Automotive, Inc.	30,779	829,802
*	Outdoor Channel Holdings, Inc.	8,549	62,835
* #	Overstock.com, Inc.	3,200	32,800
#	Oxford Industries, Inc.	3,106	65,661
*	P & F Industries, Inc. Class A	400	2,790
* #	Pacific Sunwear of California, Inc.	20,100	224,316
* #	Palm Harbor Homes, Inc.	4,970	25,049
* #	Panera Bread Co.	6,000	224,220
* #	Papa John’s International, Inc.	6,100	159,515
* #	PC Mall, Inc.	3,400	27,234
*	Penn National Gaming, Inc.	11,100	508,713
	Pennichuck Corp.	1,071	24,633
#	Penske Automotive Group, Inc.	27,300	492,492
*	Perry Ellis International, Inc.	3,250	63,667
* #	PetMed Express, Inc.	5,200	59,540
	PetSmart, Inc.	26,900	579,157
	Phillips-Van Heusen Corp.	10,775	393,395
*	Phoenix Footwear Group, Inc.	900	1,647
*	Pinnacle Entertainment, Inc.	10,195	159,654
*	Playboy Enterprises, Inc. Class A	400	3,308
* #	Playboy Enterprises, Inc. Class B	8,610	69,397
#	Polaris Industries, Inc.	4,490	171,428
	Polo Ralph Lauren Corp.	2,900	180,351
*	Pomeroy IT Solutions, Inc.	1,700	11,169
*	Premier Exhibitions, Inc.	1,800	8,604
	Pre-Paid Legal Services, Inc.	1,000	47,650
* #	Priceline.com, Inc.	3,600	410,472
#	PRIMEDIA, Inc.	5,416	41,812

8

* #	Princeton Review, Inc.	6,788	$56,340
* #	Progressive Gaming International Corp.	12,900	33,153
*	Proliance International, Inc.	2,300	6,394
*	QEP Co., Inc.	352	3,249
* #	Quaker Fabric Corp.	200	4
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,812	1,968
*	Quiksilver, Inc.	24,538	220,842
* #	R.H. Donnelley Corp.	10,922	77,437
*	Radio One, Inc. Class D	18,658	23,509
	RadioShack Corp.	21,800	380,410
* #	Rainmaker Systems, Inc.	5,593	16,052
*	RC2 Corp.	3,655	67,800
#	RCN Corp.	7,510	83,361
*	Reading International, Inc. Class A	4,233	40,256
*	Red Lion Hotels Corp.	5,748	46,041
* #	Red Robin Gourmet Burgers, Inc.	4,900	163,317
* #	RedEnvelope, Inc.	1,100	1,870
*	Regent Communications, Inc.	600	546
	Regis Corp.	7,906	198,045
*	Rentrak Corp.	1,922	21,334
*	Restoration Hardware, Inc.	4,500	19,485
* #	Retail Ventures, Inc.	5,700	38,361
*	Rex Stores Corp.	200	3,714
* #	Rockford Corp.	700	938
* #	Rocky Brands, Inc.	800	4,536
	Ross Stores, Inc.	11,609	323,311
*	Rubio’s Restaurants, Inc.	1,891	12,443
	Ruby Tuesday, Inc.	6,700	47,637
	Russ Berrie & Co., Inc.	2,005	26,185
* #	Ruth’s Chris Steak House, Inc.	1,600	11,184
	Ryland Group, Inc.	12,700	359,283
*	Saga Communications, Inc. Class A	3,130	18,217
#	Saks, Inc.	22,900	356,324
	Salem Communications Corp.	3,900	12,870
*	Sally Beauty Holdings, Inc.	4,500	34,425
	Sauer-Danfoss, Inc.	13,436	285,649
*	Scholastic Corp.	7,100	247,577
*	Scientific Games Corp.	14,801	305,937
#	Sealy Corp.	19,900	181,289
* #	Sears Holdings Corp.	13,000	1,243,060
	Service Corp. International	61,910	668,628
	Sherwin-Williams Co.	8,500	440,130
	Shiloh Industries, Inc.	2,700	25,164
* #	Shuffle Master, Inc.	1,600	13,184
*	Silverleaf Resorts, Inc.	5,500	18,260
	Sinclair Broadcast Group, Inc. Class A	10,900	100,607
* #	Sirius Satellite Radio, Inc.	33,600	95,424
*	Skechers U.S.A., Inc. Class A	3,704	78,858
#	Skyline Corp.	2,700	76,140
* #	Smith & Wesson Holding Corp.	1,900	9,728
	Snap-On, Inc.	15,100	753,792

9

	Sonesta International Hotels Corp. Class A	47	$1,380
	Sonic Automotive, Inc.	12,770	227,051
* #	Sonic Corp.	13,190	281,343
	Sotheby’s Class A	14,400	485,568
* #	Source Interlink Companies, Inc.	6,300	10,647
* #	Spanish Broadcasting System, Inc.	8,900	13,350
#	Spartan Motors, Inc.	4,875	39,634
	Speedway Motorsports, Inc.	9,754	284,817
*	Sport Chalet, Inc. Class A	2,085	9,278
*	Sport Chalet, Inc. Class B	238	1,023
#	Sport Supply Group, Inc.	4,000	45,440
	Stage Stores, Inc.	8,608	108,977
*	Stamps.com, Inc.	6,012	53,206
#	Standard Motor Products, Inc.	3,400	25,194
	Stanley Furniture, Inc.	459	6,040
	Staples, Inc.	42,653	949,029
*	Starbucks Corp.	44,730	803,798
	Starwood Hotels & Resorts Worldwide, Inc.	14,000	662,620
*	Steinway Musical Instruments, Inc.	1,200	29,652
*	Steven Madden, Ltd.	2,700	45,468
#	Stewart Enterprises, Inc.	1,400	8,358
*	Stoneridge, Inc.	5,125	55,247
	Strattec Security Corp.	579	21,631
	Strayer Education, Inc.	1,102	171,581
	Sturm Ruger & Co., Inc.	3,500	27,650
*	Sun-Times Media Group, Inc. Class A	7,900	6,952
#	Superior Industries International, Inc.	4,581	79,526
	Superior Uniform Group, Inc.	900	8,910
	Syms Corp.	600	8,070
* #	Syntax-Brillian Corp.	6,641	4,718
#	Systemax, Inc.	5,856	63,420
#	Tandy Brand Accessories, Inc.	1,100	6,688
*	Tandy Leather Factory, Inc.	754	2,073
	Target Corp.	39,215	2,063,101
* #	Tarragon Corp.	2,387	4,177
*	Tarrant Apparel Group	300	240
#	Tempur-Pedic International, Inc.	7,536	131,277
*	Tenneco Automotive, Inc.	13,100	330,775
* #	Texas Roadhouse, Inc.	20,150	187,395
* #	The Children’s Place Retail Stores, Inc.	2,716	58,014
*	The DIRECTV Group, Inc.	53,036	1,328,552
*	The Dress Barn, Inc.	5,900	77,762
*	The Hallwood Group, Inc.	200	13,104
	The Marcus Corp.	6,155	98,111
#	The McClatchey Co.	6,709	64,406
#	The Men’s Wearhouse, Inc.	11,000	253,440
#	The New York Times Co. Class A	23,716	441,829
	The Pep Boys - Manny, Moe & Jack	8,200	93,808
	The Stanley Works	14,500	703,830
*	The Steak n Shake Co.	5,800	48,372
	The TJX Companies, Inc.	29,420	941,440
#	Thor Industries, Inc.	9,200	280,416

10

#	Tiffany & Co.	12,300	$462,972
*	Timberland Co. Class A	14,453	217,084
	Time Warner, Inc.	308,479	4,815,357
* #	TiVo, Inc.	7,741	67,192
*	Toll Brothers, Inc.	17,800	377,538
*	Tractor Supply Co.	5,200	194,688
#	Triarc Companies, Inc. Class A	2,700	23,436
	Triarc Companies, Inc. Class B	3,320	27,954
*	Triple Crown Media, Inc.	548	2,165
* #	True Religion Apparel, Inc.	3,900	79,677
* #	Trump Entertainment Resorts, Inc.	5,000	20,100
*	TRW Automotive Holdings Corp.	18,700	412,896
	Tupperware Corp.	12,710	463,661
*	Tween Brands, Inc.	5,100	150,960
* #	Under Armour, Inc. Class A	4,500	165,690
*	Unifi, Inc.	18,766	53,295
	Unifirst Corp.	4,200	162,246
*	Universal Electronics, Inc.	1,900	43,130
* #	Universal Technical Institute, Inc.	5,800	72,500
* #	Urban Outfitters, Inc.	15,500	446,090
	V.F. Corp.	11,372	864,727
* #	Vail Resorts, Inc.	8,200	371,050
*	Valassis Communications, Inc.	14,100	158,202
	Value Line, Inc.	906	38,451
* #	ValueVision Media, Inc. Class A	6,110	32,139
* #	VCG Holding Corp.	300	3,165
*	Viacom, Inc. Class A	2,959	117,768
*	Viacom, Inc. Class B	39,656	1,576,326
	Virco Manufacturing Corp.	2,296	13,638
	Virgin Media, Inc.	6,150	92,250
#	Visteon Corp.	17,400	60,900
*	Volcom, Inc.	1,800	35,586
*	Voyager Learning Co.	1,100	7,700
	WABCO Holdings, Inc.	3,504	146,397
*	Warnaco Group, Inc.	12,830	481,895
#	Warner Music Group Corp.	8,800	52,800
	Washington Post Co.	1,110	803,640
	Weight Watchers International, Inc.	15,400	723,800
*	Wells-Gardner Electronics Corp.	945	1,417
	Wendy’s International, Inc.	15,900	386,052
* #	West Marine, Inc.	4,200	33,894
	Westwood One, Inc.	11,300	20,001
	Weyco Group, Inc.	2,695	72,846
#	Whirlpool Corp.	15,500	1,307,735
	Wiley (John) & Sons, Inc. Class A	10,663	388,986
#	Wiley (John) & Sons, Inc. Class B	1,644	60,812
*	Williams Controls, Inc.	300	4,569
#	Williams-Sonoma, Inc.	28,400	663,424
* #	Wilsons The Leather Experts, Inc.	6,800	4,556
*	Winmark Corp.	200	3,998
#	Winnebago Industries, Inc.	5,838	117,169
*	WMS Industries, Inc.	9,500	360,715

11

	Wolverine World Wide, Inc.	7,000	$185,500
#	World Wrestling Entertainment, Inc.	3,600	63,720
* #	WorldSpace, Inc. Class A	6,800	7,616
	Wyndham Worldwide Corp.	33,320	738,704
	Wynn Resorts, Ltd.	9,800	986,860
#	Xerium Technologies, Inc.	13,400	67,134
*	XM Satellite Radio Holdings, Inc.	13,000	153,400
*	Young Broadcasting, Inc. Class A	2,900	2,291
	Yum! Brands, Inc.	31,140	1,072,773
* #	Zale Corp.	7,800	150,696
* #	Zumiez, Inc.	2,000	35,160
Total Consumer Discretionary			147,410,657

Consumer Staples — (7.1%)
#	Alberto-Culver Co.	16,600	444,880
	Alico, Inc.	1,300	53,105
*	Alliance One International, Inc.	12,800	62,720
	Altria Group, Inc.	101,120	7,395,917
#	American Italian Pasta Co.	2,500	12,500
#	Andersons, Inc.	4,540	210,020
	Anheuser-Busch Companies, Inc.	42,978	2,023,834
	Archer-Daniels-Midland Co.	42,400	1,912,240
	Arden Group, Inc. Class A	397	52,809
	Avon Products, Inc.	25,116	955,915
* #	BJ’s Wholesale Club, Inc.	13,357	421,547
*	Boston Beer Co., Inc. Class A	2,300	82,018
*	Bridgford Foods Corp.	1,389	8,556
	Brown-Forman Corp. Class A	2,976	200,582
#	Brown-Forman Corp. Class B	4,400	280,588
*	Cagle’s, Inc. Class A	500	4,040
	Calavo Growers, Inc.	3,002	57,548
#	Cal-Maine Foods, Inc.	4,193	144,658
	Campbell Soup Co.	28,059	906,025
	Casey’s General Stores, Inc.	13,756	344,588
	CCA Industries, Inc.	1,000	9,300
*	Central European Distribution Corp.	8,565	498,312
* #	Central Garden & Pet Co.	3,300	16,269
*	Central Garden & Pet Co. Class A	6,600	29,040
* #	Chattem, Inc.	2,372	184,779
#	Chiquita Brands International, Inc.	9,400	192,418
	Church & Dwight Co., Inc.	9,950	531,927
	Clorox Co.	12,820	745,996
	Coca-Cola Bottling Co.	1,194	65,300
	Coca-Cola Co.	136,524	7,981,193
	Coca-Cola Enterprises, Inc.	74,995	1,832,128
	Coffee Holding Co, Inc.	100	435
	Colgate-Palmolive Co.	29,869	2,272,732
	ConAgra, Inc.	95,570	2,112,097
*	Constellation Brands, Inc. Class A	38,200	733,822
*	Constellation Brands, Inc. Class B	2,358	45,274
	Corn Products International, Inc.	20,000	734,200
	Costco Wholesale Corp.	29,050	1,798,776

12

*	Cuisine Solutions, Inc.	900	$3,420
	CVS Caremark Corp.	100,700	4,066,266
*	Darling International, Inc.	12,400	172,360
	Dean Foods Co.	15,630	336,358
	Del Monte Foods Co.	43,900	394,222
	Diamond Foods, Inc.	2,900	47,560
*	Elizabeth Arden, Inc.	8,200	149,404
*	Energizer Holdings, Inc.	4,804	445,955
#	Estee Lauder Companies, Inc.	7,400	315,092
	Farmer Brothers Co.	4,644	103,701
	Flowers Foods, Inc.	11,550	261,723
#	Gatehouse Media, Inc.	4,700	29,469
	General Mills, Inc.	15,540	870,085
	Golden Enterprises, Inc.	1,328	3,572
#	Great Atlantic & Pacific Tea, Inc.	11,885	321,846
*	Green Mountain Coffee, Inc.	3,000	91,530
	Griffin Land & Nurseries, Inc. Class A	1,213	44,456
*	Hain Celestial Group, Inc.	10,700	288,900
* #	Hansen Natural Corp.	7,900	327,850
	Heinz (H.J.) Co.	19,861	876,069
	Hormel Foods Corp.	17,300	706,878
#	Imperial Sugar Co.	3,600	69,120
	Ingles Market, Inc. Class A	3,511	84,299
*	Integrated Biopharma, Inc.	500	1,555
	Inter Parfums, Inc.	3,600	58,464
	J & J Snack Foods Corp.	5,290	130,398
	J.M. Smucker Co.	15,200	778,088
*	Katy Industries, Inc.	519	986
	Kellogg Co.	24,414	1,238,278
	Kimberly-Clark Corp.	25,214	1,643,449
	Kraft Foods, Inc.	74,930	2,335,568
	Lancaster Colony Corp.	4,100	152,233
	Lance, Inc.	6,800	113,900
* #	Lifeway Foods, Inc.	1,100	11,484
	Loews Corp. - Carolina Group	7,206	542,540
	Longs Drug Stores Corp.	10,608	509,502
#	Mannatech, Inc.	3,300	25,674
* #	Maui Land & Pineapple Co., Inc.	1,500	39,240
#	McCormick & Co., Inc.	7,616	262,371
	McCormick & Co., Inc. Voting Common Stock	478	16,491
* #	Medifast, Inc.	670	2,814
#	MGP Ingredients, Inc.	2,250	14,445
	Molson Coors Brewing Co.	30,066	1,622,361
	Molson Coors Brewing Co. Class A	400	21,210
*	Monterey Pasta Co.	4,138	11,379
#	Nash Finch Co.	3,000	105,210
	National Beverage Corp.	5,520	40,406
*	Natural Alternatives International, Inc.	1,200	10,932
* #	Natural Health Trends Corp.	300	294
#	Nature’s Sunshine Products, Inc.	200	1,800
*	NBTY, Inc.	14,800	422,688
	Nu Skin Enterprises, Inc. Class A	14,100	233,496

13

	Oil-Dri Corp. of America	1,377	$26,645
*	Omega Protein Corp.	4,900	51,940
*	Pantry, Inc.	6,700	161,202
*	Parlux Fragrances, Inc.	6,000	20,280
* #	Peet’s Coffee & Tea, Inc.	2,800	65,548
	Pepsi Bottling Group, Inc.	33,050	1,124,030
	PepsiAmericas, Inc.	25,600	647,680
	PepsiCo, Inc.	99,760	6,939,306
*	Performance Food Group Co.	7,900	256,750
#	Pilgrim’s Pride Corp.	17,600	412,896
*	Prestige Brands Holdings, Inc.	10,000	77,100
	PriceSmart, Inc.	5,600	135,856
	Procter & Gamble Co.	170,932	11,312,280
*	Pyramid Breweries, Inc.	1,036	2,248
	Ralcorp Holdings, Inc.	5,000	277,250
*	Redhook Ale Brewery, Inc.	2,200	11,418
	Reliv International, Inc.	1,440	9,648
* #	Revlon, Inc.	4,782	4,878
	Reynolds American, Inc.	27,900	1,777,788
* #	Rite Aid Corp.	69,400	185,298
#	Rocky Mountain Chocolate Factory, Inc.	303	3,845
	Ruddick Corp.	9,110	293,797
	Safeway, Inc.	41,830	1,202,194
#	Sanderson Farms, Inc.	5,904	205,813
*	Sanfilippo (John B.) & Son, Inc.	1,799	16,785
	Sara Lee Corp.	92,200	1,164,486
	Schiff Nutrition International, Inc.	1,640	9,955
#	Seaboard Corp.	200	318,000
*	Seneca Foods Corp. Class A	773	15,491
*	Seneca Foods Corp. Class B	438	9,329
* #	Smithfield Foods, Inc.	38,130	1,050,481
	Spartan Stores, Inc.	3,201	67,477
* #	Spectrum Brands, Inc.	12,900	48,504
*	Star Scientific, Inc.	3,000	5,580
	SUPERVALU, Inc.	42,170	1,106,962
	Sysco Corp.	38,022	1,066,897
	Tasty Baking Co.	1,400	9,590
#	The Hershey Co.	10,300	381,924
	The Kroger Co.	44,211	1,072,117
*	Tofutti Brands, Inc.	400	1,080
#	Tootsie Roll Industries, Inc.	7,259	175,886
*	TreeHouse Foods, Inc.	6,100	135,237
	Tyson Foods, Inc. Class A	44,983	648,205
* #	United Natural Foods, Inc.	6,980	118,102
	United-Guardian, Inc.	100	1,025
#	Universal Corp.	5,600	318,696
* #	USANA Health Services, Inc.	1,255	39,131
	UST, Inc.	13,961	757,943
#	Vector Group, Ltd.	12,697	233,371
	Village Super Market, Inc.	732	32,354
*	Vita Food Products, Inc.	258	101
	Walgreen Co.	55,500	2,026,305

14

	Wal-Mart Stores, Inc.	238,348	$11,819,677
	WD-40 Co.	3,700	114,996
	Weis Markets, Inc.	5,407	175,241
#	Whole Foods Market, Inc.	5,700	200,355
* #	Winn-Dixie Stores, Inc.	10,500	171,675
	Wrigley (Wm.) Jr. Co.	12,858	769,680
*	Zapata Corp.	3,926	27,678
Total Consumer Staples			105,031,485

Energy — (9.2%)
* #	Abraxas Petroleum Corp.	18,000	67,500
	Adams Resources & Energy, Inc.	1,000	24,750
* #	Allis-Chalmers Energy, Inc.	6,700	84,554
#	Alon USA Energy, Inc.	7,600	119,244
* #	American Oil & Gas, Inc.	7,500	36,000
	Anadarko Petroleum Corp.	44,440	2,832,606
	Apache Corp.	22,156	2,541,515
#	Arch Coal, Inc.	14,600	745,914
* #	Arena Resources, Inc.	7,400	299,552
	Atlas America, Inc.	4,782	289,168
* #	ATP Oil & Gas Corp.	4,509	158,942
*	Atwood Oceanics, Inc.	5,000	465,450
	Baker Hughes, Inc.	20,850	1,402,996
	Barnwell Industries, Inc.	770	8,354
*	Basic Energy Services, Inc.	8,105	171,502
	Berry Petroleum Corp. Class A	8,000	328,880
* #	Bill Barret Corp.	9,900	458,766
	BJ Services Co.	58,280	1,511,783
*	Bois d’Arc Energy, Inc.	18,500	397,195
*	Bolt Technology Corp.	1,455	25,302
*	Boots & Coots International Well Control, Inc.	15,700	23,550
*	Brigham Exploration Co.	13,750	107,387
*	Bristow Group, Inc.	4,600	242,696
*	Bronco Drilling Co., Inc.	5,600	88,536
#	Cabot Oil & Gas Corp.	16,000	796,000
*	Cal Dive International, Inc.	3,437	35,814
*	Callon Petroleum Co.	5,400	99,576
*	Cameron International Corp.	14,600	620,208
#	CARBO Ceramics, Inc.	7,000	258,580
*	Carrizo Oil & Gas, Inc.	4,400	254,100
* #	Cheniere Energy, Inc.	10,400	305,032
	Chesapeake Energy Corp.	45,800	2,071,076
	Chevron Corp.	147,560	12,787,550
	Cimarex Energy Co.	20,540	1,082,458
	CKX Lands, Inc.	144	1,714
*	Clayton Williams Energy, Inc.	2,521	95,420
*	CNX Gas Corp.	9,400	344,228
*	Complete Production Services, Inc.	15,900	308,778
*	Comstock Resources, Inc.	13,110	475,893
	ConocoPhillips	124,489	10,296,485
	CONSOL Energy, Inc.	12,100	919,358
* #	Contango Oil & Gas Co.	1,300	83,590

15

*	Credo Petroleum Corp.	300	$3,165
	Crosstex Energy, Inc.	6,356	227,227
*	Dawson Geophysical Co.	1,370	90,242
#	Delek US Holdings, Inc.	8,600	135,708
* #	Delta Petroleum Corp.	14,681	351,757
*	Denbury Resources, Inc.	28,000	892,920
	Devon Energy Corp.	40,000	4,108,800
#	Diamond Offshore Drilling, Inc.	9,100	1,099,553
*	Dresser-Rand Group, Inc.	18,259	622,084
*	Dril-Quip, Inc.	5,700	266,646
* #	Dune Energy, Inc.	10,200	18,054
* #	Edge Petroleum Corp.	4,400	21,120
#	El Paso Corp.	49,070	799,841
*	Encore Acquisition Co.	11,800	434,240
* #	Endeavour International Corp.	18,100	23,530
* #	Energy Partners, Ltd.	5,200	55,952
	ENSCO International, Inc.	25,600	1,531,904
	EOG Resources, Inc.	17,400	2,070,426
* #	Evergreen Energy, Inc.	5,900	12,685
*	Evolution Petroleum Corp.	3,300	15,180
* #	EXCO Resources, Inc.	26,300	456,305
* #	Exterran Holdings, Inc.	8,964	624,343
	Exxon Mobil Corp.	218,912	19,047,533
* #	FMC Technologies, Inc.	8,004	453,507
*	Forest Oil Corp.	17,394	858,046
#	Foundation Coal Holdings, Inc.	7,500	433,275
	Frontier Oil Corp.	12,860	459,231
* #	FX Energy, Inc.	1,700	7,973
*	Gasco Energy, Inc.	3,800	9,880
*	GMX Resources, Inc.	1,231	35,687
* #	Goodrich Petroleum Corp.	2,813	67,878
*	Grant Prideco, Inc.	7,900	398,713
* #	Grey Wolf, Inc.	36,600	226,920
	Gulf Island Fabrication, Inc.	3,829	111,692
*	Gulfmark Offshore, Inc.	6,300	319,158
*	Gulfport Energy Corp.	7,139	103,087
#	Halliburton Co.	56,631	2,168,967
*	Harvest Natural Resources, Inc.	7,700	94,402
*	Helix Energy Solutions Group, Inc.	19,566	689,115
#	Helmerich & Payne, Inc.	19,700	883,151
	Hess Corp.	21,700	2,022,006
*	HKN, Inc.	2,900	25,201
	Holly Corp.	8,664	462,571
* #	Hornbeck Offshore Services, Inc.	6,700	301,031
*	Houston American Energy Corp.	3,400	14,518
* #	Infinity, Inc.	2,100	924
	Lufkin Industries, Inc.	3,410	194,916
	Marathon Oil Corp.	63,820	3,392,671
*	Mariner Energy, Inc.	24,348	675,170
	Massey Energy Co.	15,900	608,334
*	Matrix Service Co.	5,500	111,870
* #	McMoran Exploration Co.	11,200	188,160

16

*	Meridian Resource Corp.	19,600	$30,380
*	Mexco Energy Corp.	111	454
*	Mitcham Industries, Inc.	1,700	30,005
	Murphy Oil Corp.	23,150	1,860,797
*	NATCO Group, Inc. Class A	4,000	190,600
* #	National Coal Corp.	4,700	24,581
* #	National-Oilwell, Inc.	24,000	1,495,200
*	Natural Gas Services Group	3,900	87,360
*	Newfield Exploration Co.	18,220	1,009,024
* #	Newpark Resources, Inc.	26,400	116,952
	Noble Energy, Inc.	26,850	2,078,190
	Occidental Petroleum Corp.	51,424	3,978,675
*	Oceaneering International, Inc.	11,100	666,000
* #	Oil States International, Inc.	9,710	409,374
* #	OMNI Energy Services Corp.	2,800	11,424
#	Overseas Shipholding Group, Inc.	8,910	558,835
* #	Pacific Ethanol, Inc.	3,000	14,880
	Panhandle Royalty Co.	964	29,431
*	Parallel Petroleum Corp.	6,200	114,576
* #	Parker Drilling Co.	24,816	164,530
	Patterson-UTI Energy, Inc.	33,000	783,090
#	Peabody Energy Corp.	16,500	934,230
#	Penn Virginia Corp.	6,240	265,574
*	Petrohawk Energy Corp.	39,750	718,680
*	Petroleum Development Corp.	3,100	216,256
* #	PetroQuest Energy, Inc.	9,773	154,022
* #	PHI, Inc. (69336T106)	365	11,612
*	PHI, Inc. (69336T205)	3,600	108,936
*	Pioneer Drilling Co.	12,800	171,648
	Pioneer Natural Resources Co.	23,507	1,052,879
*	Plains Exploration & Production Co.	23,788	1,284,552
* #	PowerSecure International, Inc.	2,370	31,545
*	Pride International, Inc.	32,440	1,149,674
*	Quest Resource Corp.	4,888	34,705
* #	Quicksilver Resources, Inc.	25,600	880,640
	Range Resources Corp.	11,100	679,098
* #	Rentech, Inc.	7,500	9,450
	Rowan Companies, Inc.	22,520	907,781
*	Royale Energy, Inc.	400	1,388
	RPC, Inc.	14,660	193,072
	Schlumberger, Ltd.	64,900	5,610,605
*	SEACOR Holdings, Inc.	4,800	460,752
#	Smith International, Inc.	15,500	976,965
*	Southwestern Energy Co.	10,580	690,133
	Spectra Energy Corp.	30,140	696,535
	St. Mary Land & Exploration Co.	16,900	623,272
* #	Stone Energy Corp.	7,000	355,320
* #	SulphCo, Inc.	9,900	41,679
#	Sunoco, Inc.	20,700	1,264,356
*	Superior Energy Services, Inc.	17,400	708,006
*	Superior Well Services, Inc.	4,800	124,080
* #	Swift Energy Corp.	8,900	424,797

17

* #	Syntroleum Corp.	9,596	$6,717
*	T-3 Energy Services, Inc.	2,700	133,299
#	Tesoro Petroleum Corp.	21,520	799,253
*	Teton Energy Corp.	2,900	14,065
* #	TETRA Technologies, Inc.	16,400	281,752
*	TGC Industries, Inc.	2,485	19,781
	The Williams Companies, Inc.	27,910	1,005,318
#	Tidewater, Inc.	15,600	875,940
* #	Toreador Resources Corp.	2,500	23,450
* #	Transmeridian Exploration, Inc.	8,674	10,842
* #	Trico Marine Services, Inc.	4,500	177,840
* #	Tri-Valley Corp.	1,200	7,620
* #	TXCO Resources, Inc.	7,800	108,576
*	Union Drilling, Inc.	6,300	126,126
*	Unit Corp.	13,000	716,950
* #	Uranium Resources, Inc.	6,850	64,938
#	USEC, Inc.	18,580	118,540
*	VAALCO Energy, Inc.	16,900	75,374
	Valero Energy Corp.	49,430	2,855,571
* #	VeraSun Energy Corp.	27,800	251,312
* #	Verenium Corp.	3,700	11,063
#	W&T Offshore, Inc.	18,300	649,284
*	Warren Resources, Inc.	11,600	155,208
* #	Westmoreland Coal Co.	1,400	22,372
*	Westside Energy Corp.	4,500	13,185
*	W-H Energy Services, Inc.	4,800	301,776
* #	Whiting Petroleum Corp.	11,900	728,518
#	World Fuel Services Corp.	6,262	195,875
	XTO Energy, Inc.	32,637	2,014,029
Total Energy			137,696,445

Financials — (15.4%)
*	1st Constitution Bancorp	460	6,256
	1st Independence Financial Group, Inc.	200	3,210
	1st Source Corp.	7,077	123,564
	21st Century Holding Co.	2,688	35,105
#	Abigail Adams National Bancorp, Inc.	389	4,034
	Abington Bancorp, Inc.	3,308	33,179
#	Access National Corp.	1,976	15,097
	Advance America Cash Advance Centers, Inc.	11,500	85,445
	Advanta Corp. Class A	3,085	21,903
	Advanta Corp. Class B	5,850	45,162
* #	Affiliated Managers Group, Inc.	6,400	616,640
	Affirmative Insurance Holdings, Inc.	3,625	32,335
	AFLAC, Inc.	26,668	1,664,350
	Alfa Corp.	12,331	268,446
* #	Allegheny Corp.	2,277	821,997
	Alliance Financial Corp.	684	17,374
	Allstate Corp.	48,420	2,311,087
*	Alphatec Holdings, Inc.	1,827	10,560
*	AmComp, Inc.	1,400	17,150
	Amcore Financial, Inc.	6,571	127,609

18

	Ameriana Bancorp	400	$3,508
	American Bancorp of New Jersey, Inc.	2,883	30,963
#	American Capital Strategies, Ltd.	38,255	1,388,274
#	American Equity Investment Life Holding Co.	11,550	110,302
	American Express Co.	70,823	2,995,813
	American Financial Group, Inc.	19,625	507,699
*	American Independence Corp.	1,861	14,888
	American International Group, Inc.	223,958	10,494,672
	American National Bankshares, Inc.	1,346	29,854
	American National Insurance Co.	5,093	577,801
	American Physicians Capital, Inc.	450	19,858
#	American River Bankshares	1,344	22,848
*	American Spectrum Realty, Inc.	96	2,472
	American West Bancorporation	5,983	52,830
* #	AmeriCredit Corp.	19,500	280,410
	Ameriprise Financial, Inc.	16,772	849,334
	Ameris Bancorp	3,000	42,660
* #	Amerisafe, Inc.	5,600	73,640
*	AmeriServe Financial, Inc.	3,436	9,964
#	Anchor Bancorp Wisconsin, Inc.	6,015	113,864
	AON Corp.	44,600	1,855,806
	Arrow Financial Corp.	1,685	35,082
#	Asset Acceptance Capital Corp.	9,000	87,750
	Associated Banc-Corp.	35,230	877,932
	Assurant, Inc.	18,091	1,131,592
#	ASTA Funding, Inc.	3,100	50,158
	Astoria Financial Corp.	26,778	700,780
*	Atlantic American Corp.	2,737	4,242
#	Atlantic Coast Federal Corp.	1,771	17,533
* #	B of I Holding, Inc.	919	5,652
	Baldwin & Lyons, Inc. Class A	327	7,761
	Baldwin & Lyons, Inc. Class B	3,628	88,378
	BancFirst Corp.	2,939	123,820
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	7,700	157,927
	Bancorp Rhode Island, Inc.	800	27,976
	BancorpSouth, Inc.	22,800	512,544
	Bank Mutual Corp.	11,020	118,465
	Bank of America Corp.	380,400	15,117,096
	Bank of Commerce Holdings	968	8,228
*	Bank of Florida Corp.	1,729	16,183
	Bank of Granite Corp.	2,764	33,002
	Bank of Hawaii Corp.	9,800	470,596
	Bank of New York Mellon Corp.	108,658	4,766,826
	Bank of the Ozarks, Inc.	4,500	106,425
	BankFinancial Corp.	7,001	99,554
#	BankUnited Financial Corp. Class A	4,800	23,424
	Banner Corp.	4,538	98,293
	Bar Harbor Bankshares	633	19,686
	BB&T Corp.	35,860	1,116,322
*	Beach First National Bancshares, Inc.	1,100	15,125
#	Bear Stearns Companies, Inc.	14,000	1,118,040

19

	Benjamin Franklin Bancorp, Inc.	1,590	$22,371
	Berkshire Bancorp, Inc.	1,000	15,310
	Berkshire Hills Bancorp, Inc.	2,993	67,791
	Beverly Hills Bancorp, Inc.	3,034	15,018
	Blackrock, Inc.	7,500	1,449,375
* #	BNCCORP., Inc.	409	5,317
	BOK Financial Corp.	18,879	976,422
#	Boston Private Financial Holdings, Inc.	11,034	151,938
*	Broadpoint Securities Group, Inc.	700	1,120
	Brooke Corp.	1,300	7,813
	Brookline Bancorp, Inc.	16,717	160,650
	Brooklyn Federal Bancorp, Inc.	300	3,909
	Brown & Brown, Inc.	29,069	518,300
*	Brunswick Bancorp	240	2,287
	Bryn Mawr Bank Corp.	1,568	30,733
	C&F Financial Corp.	721	21,623
	Cadence Financial Corp.	3,123	47,876
	California First National Bancorp	2,006	21,063
	Camco Financial Corp.	900	9,882
	Camden National Corp.	1,496	47,468
	Capital Bank Corp.	2,288	22,972
#	Capital City Bank Group, Inc.	4,648	125,078
	Capital Corp. of the West	3,467	47,671
#	Capital One Financial Corp.	26,726	1,230,198
	Capital Properties, Inc.	300	5,910
	Capital Southwest Corp.	975	107,308
#	Capitol Bancorp, Ltd.	4,900	91,238
#	Capitol Federal Financial	15,329	531,916
	Cardinal Financial Corp.	7,400	58,830
	Carrollton Bancorp	277	3,601
	Carver Bancorp, Inc.	200	2,880
	Cascade Financial Corp.	2,700	34,182
	Cash America International, Inc.	8,400	271,824
* #	Cash Systems, Inc.	1,000	4,020
#	Cathay General Bancorp	14,000	306,880
* #	CB Richard Ellis Group, Inc.	12,700	254,762
* #	Centennial Bank Holdings, Inc.	15,500	91,915
	Center Bancorp, Inc.	2,383	26,570
	Center Financial Corp.	5,300	51,569
	Centerstate Banks of Florida, Inc.	2,800	37,520
	Central Bancorp, Inc.	62	1,194
*	Central Jersey Bancorp	21	157
#	Central Pacific Financial Corp.	5,965	110,293
	Central Virginia Bankshares, Inc.	610	11,132
	Centrue Financial Corp.	1,076	20,670
	Century Bancorp, Inc. Class A	599	12,279
	CFS Bancorp, Inc.	1,100	15,752
	Charter Financial Corp.	2,367	76,927
#	Chemical Financial Corp.	5,400	119,988
	Chubb Corp.	28,607	1,456,096
	Cincinnati Financial Corp.	34,330	1,276,046
	CIT Group, Inc.	24,506	544,523

20

	Citigroup, Inc.	178,345	$4,228,560
	Citizens Community Bancorp, Inc.	1,100	9,845
	Citizens First Bancorp, Inc.	1,640	20,680
	Citizens Holding Co.	600	11,400
	Citizens Republic Bancorp, Inc.	19,133	212,950
	Citizens South Banking Corp.	1,641	16,722
* #	Citizens, Inc.	7,970	45,030
	City Holding Co.	4,600	171,304
	City National Corp.	12,871	659,639
* #	Clayton Holdings, Inc.	600	2,598
#	Clifton Savings Bancorp, Inc.	7,198	71,188
	CNA Financial Corp.	39,090	1,041,748
*	CNA Surety Corp.	11,135	157,115
	CNB Financial Corp.	1,300	17,680
	CoBiz Financial, Inc.	6,027	74,072
	Codorus Valley Bancorp, Inc.	790	13,074
#	Cohen & Steers, Inc.	8,700	219,066
*	Colonial Bankshares, Inc.	579	5,674
#	Colony Bankcorp, Inc.	1,153	14,989
#	Columbia Bancorp	1,306	18,610
	Columbia Banking System, Inc.	5,100	117,759
	Comerica, Inc.	30,200	1,094,448
	Comm Bancorp, Inc.	300	13,080
	Commerce Bancorp, Inc.	30,250	1,142,845
	Commerce Bancshares, Inc.	19,254	801,929
	Commerce Group, Inc.	14,600	529,104
	Commercial National Financial Corp.	300	5,115
	Commonwealth Bankshares, Inc.	1,590	28,604
* #	Community Bancorp	2,590	31,857
#	Community Bank System, Inc.	4,810	106,301
	Community Bankshares, Inc.	500	6,300
	Community Capital Corp.	635	9,811
	Community Central Bank Corp.	463	2,574
	Community Trust Bancorp, Inc.	4,300	116,315
#	Community West Bancshares	983	8,714
	Compass Diversified Holdings	7,200	97,920
* #	CompuCredit Corp.	8,400	87,192
*	Conseco, Inc.	42,400	497,352
#	Consolidated-Tokoma Land Co.	1,562	80,443
* #	Consumer Portfolio Services, Inc.	4,100	12,874
	Cooperative Bankshares, Inc.	764	8,595
* #	Core-Mark Holding Co., Inc.	3,058	81,251
#	Corus Bankshares, Inc.	6,903	71,308
*	Cowen Group, Inc.	5,100	38,250
*	Cowlitz Bancorporation	573	5,019
	Crawford & Co. Class A	4,758	17,842
	Crawford & Co. Class B	5,480	22,578
*	Crescent Financial Corp.	2,180	18,922
#	Cullen Frost Bankers, Inc.	16,300	833,256
#	CVB Financial Corp.	20,688	190,123
*	Dearborn Bancorp, Inc.	1,137	7,948
	Delphi Financial Group, Inc. Class A	7,115	214,588

21

#	Delta Financial Corp.	5,347	$294
*	Diamond Hill Investment Group, Inc.	100	7,825
	Dime Community Bancshares	9,100	138,502
	Discover Financial Services	29,529	445,593
*	Dollar Financial Corp.	5,600	125,832
	Donegal Group, Inc. Class A	5,670	92,534
	Donegal Group, Inc. Class B	1,066	19,774
* #	E*TRADE Financial Corp.	47,751	203,897
#	East West Bancorp, Inc.	12,974	244,041
	Eastern Insurance Holdings, Inc.	1,411	23,084
	Eaton Vance Corp.	10,100	321,685
	ECB Bancorp, Inc.	500	13,250
	EMC Insurance Group, Inc.	900	19,908
* #	Encore Capital Group, Inc.	6,500	47,970
#	Enterprise Financial Services Corp.	3,293	65,893
	Erie Indemnity Co.	11,593	572,115
	ESB Financial Corp.	2,392	24,638
	Evans Bancorp, Inc.	216	3,564
*	Exlservice Holdings, Inc.	5,487	117,038
*	EZCORP, Inc. Class A	8,922	104,655
#	F.N.B. Corp.	16,967	232,618
	FBL Financial Group, Inc. Class A	8,605	253,073
	Federal Agriculture Mortgage Corp. Class C	1,676	40,291
#	Federal National Mortgage Association	51,900	1,435,035
#	Federal Trust Corp.	936	1,966
	Federated Investors, Inc.	12,600	511,308
	Fidelity Bancorp, Inc.	200	3,064
	Fidelity National Financial, Inc.	45,670	804,249
	Fidelity Southern Corp.	1,600	12,720
	Fifth Third Bancorp	38,080	872,032
#	Financial Federal Corp.	7,460	160,763
	Financial Institutions, Inc.	2,890	53,494
* #	First Acceptance Corp.	9,200	29,992
	First American Corp.	26,097	908,959
	First Bancorp	3,684	65,244
	First Bancorp of Indiana, Inc.	96	1,142
*	First Bancshares, Inc.	200	3,260
#	First Busey Corp.	5,788	108,293
*	First Cash Financial Services, Inc.	4,100	38,335
#	First Charter Corp.	5,600	135,576
	First Citizens BancShares, Inc.	1,571	223,380
#	First Commonwealth Financial Corp.	17,091	180,823
	First Community Bancorp	8,010	228,285
	First Community Bancshares, Inc.	2,757	87,259
	First Defiance Financial Corp.	1,921	37,728
	First Federal Bancshares of Arkansas, Inc.	702	10,530
	First Federal Bankshares, Inc.	600	8,646
	First Federal of Northern Michigan Bancorp, Inc.	300	2,163
	First Financial Bancorp	10,732	124,384
#	First Financial Bankshares, Inc.	2,465	93,350
#	First Financial Corp.	3,823	100,354
	First Financial Holdings, Inc.	3,400	77,214

22

	First Financial Service Corp.	917	$21,229
	First Franklin Corp.	197	1,803
#	First Horizon National Corp.	15,457	251,022
*	First Keystone Financial, Inc.	270	3,626
	First M&F Corp.	1,750	26,617
#	First Marblehead Corp.	15,000	180,450
*	First Mariner Bancorp, Inc.	765	4,812
	First Merchants Corp.	3,000	81,030
#	First Midwest Bancorp, Inc.	13,884	361,678
* #	First National Bancshares, Inc.	300	3,525
	First National Lincoln Corp.	1,950	28,275
#	First Niagara Financial Group, Inc.	31,426	358,892
	First PacTrust Bancorp, Inc.	633	10,729
	First Place Financial Corp.	2,600	31,876
*	First Regional Bancorp	3,524	56,419
	First Security Group, Inc.	2,322	21,061
#	First South Bancorp, Inc.	1,268	24,954
	First State Bancorporation	5,900	70,092
	First United Corp.	1,415	27,451
	First West Virginia Bancorp, Inc.	200	3,530
	Firstbank Corp.	984	13,327
*	FirstCity Financial Corp.	2,702	23,805
#	FirstMerit Corp.	22,300	418,571
#	Flagstar Bancorp, Inc.	11,200	80,192
	Flushing Financial Corp.	6,200	101,060
	FNB United Corp.	3,615	41,934
	Forest City Enterprises, Inc. Class A	6,100	214,415
	Forest City Enterprises, Inc. Class B	1,146	40,374
*	Forestar Real Estate Group, Inc.	5,240	127,751
*	FPIC Insurance Group, Inc.	1,780	77,733
* #	Franklin Bank Corp.	2,046	7,857
* #	Franklin Credit Management Corp.	900	765
	Franklin Resources, Inc.	14,710	1,388,183
#	Frontier Financial Corp.	12,579	188,433
	Fulton Financial Corp.	46,705	543,179
*	FX Real Estate & Entertainment, Inc.	2,233	12,706
	Gallagher (Arthur J.) & Co.	19,400	457,840
	GAMCO Investors, Inc.	1,550	86,831
	Gateway Financial Holdings, Inc.	3,901	44,666
	GB&T Bancshares, Inc.	2,463	21,921
	Genworth Financial, Inc.	87,600	2,030,568
	German American Bancorp, Inc.	2,772	34,899
*	GFI Group, Inc.	3,814	291,962
	Glacier Bancorp, Inc.	15,757	270,863
	Gouverneur Bancorp, Inc.	200	1,850
	Great Pee Dee Bancorp, Inc.	162	3,193
#	Great Southern Bancorp, Inc.	4,031	72,356
	Greater Community Bancorp	1,316	20,148
	Greene Bancshares, Inc.	3,468	63,187
#	Greenhill & Co., Inc.	3,500	227,535
	Grubb & Ellis Co.	1,847	12,246
	GS Financial Corp.	400	6,628

23

	Guaranty Federal Bancshares, Inc.	555	$14,846
*	Guaranty Financial Group, Inc.	5,240	68,592
	Habersham Bancorp	200	2,950
*	Hallmark Financial Services, Inc.	6,189	72,906
#	Hancock Holding Co.	8,824	326,841
	Hanmi Financial Corp.	9,310	71,035
	Hanover Insurance Group, Inc.	14,500	633,505
	Harleysville Group, Inc.	5,900	198,122
#	Harleysville National Corp.	8,630	114,693
	Harleysville Savings Financial Corp.	573	8,016
	Harrington West Financial Group, Inc.	979	10,201
	Hartford Financial Services Group, Inc.	29,758	2,080,084
	Hawthorn Bancshares, Inc.	638	17,385
	HCC Insurance Holdings, Inc.	32,671	786,064
#	Heartland Financial USA, Inc.	4,310	76,632
	Hercules Technology Growth Capital, Inc.	156	1,855
	Heritage Commerce Corp.	3,967	65,376
	Heritage Financial Corp.	912	17,866
	Heritage Financial Group	1,900	23,294
	HF Financial Corp.	483	7,994
	Hilb Rogal Hamilton Co.	10,400	318,448
	Hingham Institution for Savings	200	5,870
	HMN Financial, Inc.	989	23,914
#	Home Bancshares, Inc.	5,200	103,896
	Home Federal Bancorp, Inc. (436926109)	553	12,802
	Home Federal Bancorp, Inc. (43710g105)	4,833	54,855
	HopFed Bancorp, Inc.	558	7,873
	Horace Mann Educators Corp.	12,300	213,774
#	Horizon Financial Corp.	2,975	38,080
* #	HouseValues, Inc.	2,700	7,047
	Hudson City Bancorp, Inc.	103,004	1,634,673
	Huntington Bancshares, Inc.	51,135	624,870
	IBERIABANK Corp.	3,887	172,855
	IBT Bancorp, Inc.	462	13,028
	Imperial Capital Bancorp, Inc.	300	6,708
#	Independence Holding Co.	3,052	33,572
	Independent Bank Corp. (MA)	3,900	103,233
	Independent Bank Corp. (MI)	6,781	66,183
	Infinity Property & Casualty Corp.	2,500	100,425
	Integra Bank Corp.	6,100	86,681
* #	IntercontinentalExchange, Inc.	5,800	755,740
	International Bancshares Corp.	14,205	307,964
	Intervest Bancshares Corp.	1,800	23,940
* #	Investment Technology Group, Inc.	6,100	284,138
*	Investors Bancorp, Inc.	29,600	429,200
	Investors Capital Holdings, Ltd.	600	3,036
	Investors Title Co.	326	15,619
#	Irwin Financial Corp.	5,200	39,052
	Janus Capital Group, Inc.	33,782	818,200
#	Jefferies Group, Inc.	26,513	470,606
	Jefferson Bancshares, Inc.	1,178	12,628
* #	Jesup & Lamont, Inc.	700	455

24

	Jones Lang LaSalle, Inc.	5,400	$412,506
	JPMorgan Chase & Co.	308,063	12,522,761
#	Kearny Financial Corp.	14,412	154,208
	Kentucky First Federal Bancorp	216	2,187
	KeyCorp	57,805	1,274,600
#	K-Fed Bancorp	1,830	18,959
* #	Knight Capital Group, Inc.	17,200	275,716
*	LaBranche & Co., Inc.	800	3,712
#	Lakeland Bancorp, Inc.	7,193	80,130
	Lakeland Financial Corp.	3,927	80,111
#	LandAmerica Financial Group, Inc.	3,000	110,460
	Landmark Bancorp, Inc.	354	8,595
	Leesport Financial Corp.	1,124	19,951
	Legacy Bancorp, Inc.	1,990	28,238
	Legg Mason, Inc.	27,800	1,835,912
	Lehman Brothers Holdings, Inc.	49,540	2,526,045
#	Leucadia National Corp.	33,129	1,499,419
#	Life Partners Holdings, Inc.	1,104	16,615
	Lincoln Bancorp	915	10,980
	Lincoln National Corp.	25,344	1,295,332
	LNB Bancorp, Inc.	1,858	24,173
	Loews Corp.	45,326	1,896,440
	LSB Corp.	600	10,188
	LSB Financial Corp.	210	4,263
#	M&T Bank Corp.	21,300	1,748,304
#	Macatawa Bank Corp.	5,432	50,083
	MainSource Financial Group, Inc.	5,350	70,138
*	Markel Corp.	2,000	929,500
*	MarketAxess Holdings, Inc.	4,500	42,165
* #	Marlin Business Services, Inc.	2,000	19,040
#	Marsh & McLennan Companies, Inc.	48,561	1,236,849
	Marshall & Ilsley Corp.	52,213	1,211,342
	MASSBANK Corp.	850	33,150
#	Mastercard, Inc.	5,400	1,026,000
	Mayflower Bancorp, Inc.	210	2,336
#	MB Financial, Inc.	10,013	288,074
#	MBT Financial Corp.	4,798	40,543
	MCG Capital Corp.	10,800	129,600
*	Meadowbrook Insurance Group, Inc.	10,678	84,997
	Medallion Financial Corp.	5,600	55,496
#	Mercantile Bancorp, Inc.	1,850	33,670
	Mercantile Bank Corp.	960	12,960
	Mercer Insurance Group, Inc.	2,035	35,816
	Merchants Bancshares, Inc.	1,283	29,586
	Mercury General Corp.	15,200	693,120
	Merrill Lynch & Co., Inc.	80,334	3,981,353
	Meta Financial Group, Inc.	354	9,537
	MetLife, Inc.	69,745	4,063,344
	MetroCorp Bancshares, Inc.	1,964	26,494
	MFB Corp.	200	7,008
	MicroFinancial, Inc.	2,809	15,169
	Mid Penn Bancorp, Inc.	430	10,965

25

	Midland Co.	3,231	$208,787
	MidSouth Bancorp, Inc.	922	20,376
#	Midwest Banc Holdings, Inc.	8,064	82,817
	MidWestOne Financial Group, Inc.	438	7,166
	Monroe Bancorp	885	12,417
	Moody’s Corp.	11,320	429,934
	Morgan Stanley	87,360	3,679,603
*	Move, Inc.	33,200	83,332
	MutualFirst Financial, Inc.	832	11,482
	Nara Bancorp, Inc.	7,790	85,378
* #	Nasdaq OMX Group, Inc.	21,275	883,125
	National City Corp.	51,676	819,581
#	National Financial Partners Corp.	10,910	259,331
#	National Interstate Corp.	2,736	75,295
#	National Penn Bancshares, Inc.	18,422	294,936
	National Security Group, Inc.	200	3,080
	National Western Life Insurance Co. Class A	500	89,075
	Nationwide Financial Services, Inc.	9,414	388,327
*	Navigators Group, Inc.	3,800	207,974
#	NBT Bancorp, Inc.	8,764	168,006
#	Nelnet, Inc. Class A	6,700	73,030
	New England Bancshares, Inc.	945	10,438
	New Hampshire Thrift Bancshares, Inc.	1,479	19,449
	New Westfield Financial, Inc.	8,188	82,044
#	New York Community Bancorp, Inc.	68,128	1,112,530
	NewAlliance Bancshares, Inc.	32,938	374,834
	NewBridge Bancorp	2,376	22,905
*	Newtek Business Services, Inc.	2,880	3,110
*	NexCen Brands, Inc.	8,000	31,520
*	Nexity Financial Corp.	100	758
	North Central Bancshares, Inc.	200	6,716
*	North Pointe Holdings Corp.	200	3,118
	North Valley Bancorp	1,261	16,280
	Northeast Bancorp	200	3,048
	Northeast Community Bancorp, Inc.	2,056	24,158
	Northern Trust Corp.	17,613	1,191,167
	Northrim Bancorp, Inc.	1,550	33,387
#	Northwest Bancorp, Inc.	11,918	314,754
	Norwood Financial Corp.	340	10,720
	NYMAGIC, Inc.	2,000	48,280
	NYSE Euronext	17,200	1,129,524
	OceanFirst Financial Corp.	3,297	53,214
	Odyssey Re Holdings Corp.	11,330	409,919
	Ohio Valley Banc Corp.	662	16,550
#	Old National Bancorp	19,030	295,346
	Old Republic International Corp.	64,396	883,513
	Old Second Bancorp, Inc.	3,265	84,106
	Omega Financial Corp.	2,658	73,122
	optionsXpress Holding, Inc.	6,100	141,276
	PAB Bankshares, Inc.	1,680	19,858
#	Pacific Capital Bancorp	13,300	278,635
	Pacific Continental Corp.	2,756	36,958

26

	Pacific Mercantile Bancorp	1,900	$18,601
*	Pacific Premier Bancorp, Inc.	670	5,454
*	Pacific State Bancorp	500	6,470
	Pamrapo Bancorp, Inc.	800	13,352
	Park Bancorp, Inc.	153	3,097
#	Park National Corp.	3,908	236,434
	Parkvale Financial Corp.	1,099	30,519
	Patriot Capital Funding, Inc.	4,622	48,346
#	Peapack-Gladstone Financial Corp.	1,372	35,219
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	6,389	36,737
	Penns Woods Bancorp, Inc.	699	21,704
*	Pennsylvania Commerce Bancorp, Inc.	1,236	32,742
	Peoples Bancorp of Indiana	470	7,120
	Peoples Bancorp of North Carolina	966	12,365
	Peoples Bancorp, Inc.	3,400	73,848
	Peoples Community Bancorp	1,000	6,990
	People’s United Financial, Inc.	43,290	729,869
*	Philadelphia Consolidated Holding Corp.	19,231	652,316
* #	Pico Holdings, Inc.	5,400	184,572
	Pinnacle Bancshares, Inc.	200	2,200
*	Pinnacle Financial Partners, Inc.	6,785	155,648
*	Piper Jaffray Companies, Inc.	200	7,746
*	PMA Capital Corp. Class A	7,202	59,056
	PNC Financial Services Group, Inc.	22,176	1,362,272
#	Portfolio Recovery Associates, Inc.	2,500	91,300
#	Preferred Bank	1,600	29,312
	Premier Financial Bancorp, Inc.	600	7,362
	Presidential Life Corp.	700	11,732
	Princeton National Bancorp, Inc.	746	20,291
	Principal Financial Group, Inc.	24,820	1,370,809
#	PrivateBancorp, Inc.	4,500	135,405
* #	ProAssurance Corp.	7,400	393,458
	ProCentury Corp.	4,290	78,721
	Progressive Corp.	138,480	2,538,338
#	Prosperity Bancshares, Inc.	13,434	354,658
	Protective Life Corp.	19,600	756,364
	Providence Community Bancshares, Inc.	200	3,630
	Provident Bankshares Corp.	6,210	79,053
	Provident Financial Holdings, Inc.	1,135	19,182
	Provident Financial Services, Inc.	17,320	207,667
#	Provident New York Bancorp	11,900	156,009
	Prudential Financial, Inc.	42,250	3,082,983
	PSB Holdings, Inc.	1,100	9,900
	Pulaski Financial Corp.	1,699	18,706
#	QC Holdings, Inc.	6,181	50,746
#	Radian Group, Inc.	6,610	47,063
	Rainier Pacific Financial Group, Inc.	1,507	20,450
#	Raymond James Financial, Inc.	33,583	754,610
#	Regions Financial Corp.	39,516	837,739
	Reinsurance Group of America, Inc.	17,400	951,954
	Renasant Corp.	6,027	126,929

27

	Republic Bancorp, Inc. Class A	4,398	$71,951
*	Republic First Bancorp, Inc.	1,166	7,229
	Resource America, Inc.	5,258	62,833
*	Rewards Network, Inc.	6,555	30,153
	Riverview Bancorp, Inc.	2,680	28,676
#	RLI Corp.	5,857	305,911
#	Rockville Financial, Inc.	3,111	35,310
	Rome Bancorp, Inc.	1,500	17,640
#	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	21,186
*	Royal Bank of Canada	971	48,697
	Rurban Financial Corp.	749	8,389
	S&T Bancorp, Inc.	5,762	163,353
#	S.Y. Bancorp, Inc.	3,951	86,803
	SAFECO Corp.	18,920	875,239
	Safety Insurance Group, Inc.	4,900	181,741
	Salisbury Bancorp, Inc.	300	9,165
#	Sanders Morris Harris Group, Inc.	4,904	43,793
	Sandy Spring Bancorp, Inc.	4,309	117,248
	SCBT Financial Corp.	2,560	76,570
	Schwab (Charles) Corp.	61,101	1,198,191
*	SCPIE Holdings, Inc.	1,870	51,238
*	Seabright Insurance Holdings	6,122	91,218
#	Seacoast Banking Corp. of Florida	3,161	31,610
#	Security Bank Corp.	3,302	22,388
*	Security National Financial Corp. Class A	772	2,702
	SEI Investments Co.	16,436	411,064
	Selective Insurance Group, Inc.	10,900	258,984
	Shore Bancshares, Inc.	433	9,110
	Shore Financial Corp.	320	5,853
	SI Financial Group, Inc.	1,100	10,604
	Siebert Financial Corp.	3,562	11,719
#	Sierra Bancorp	2,826	63,218
*	Signature Bank	5,878	155,767
	Simmons First National Corp. Class A	4,011	102,481
*	SLM Corp.	10,930	214,337
	Smithtown Bancorp, Inc.	340	7,021
	Somerset Hills Bancorp	933	10,459
	South Financial Group, Inc.	14,200	204,906
#	South Street Financial Corp.	600	4,095
*	Southcoast Financial Corp.	1,091	14,783
	Southern Community Financial Corp.	3,625	26,716
*	Southern Connecticut Bancorp, Inc.	400	2,880
*	Southern First Bancshares, Inc.	406	5,989
	Southside Bancshares, Inc.	4,222	87,691
	Southwest Bancorp, Inc.	4,004	64,825
	Southwest Georgia Financial Corp.	300	5,361
	Sovereign Bancorp, Inc.	58,303	643,082
	StanCorp Financial Group, Inc.	13,000	638,170
	State Auto Financial Corp.	12,432	337,404
	State Bancorp, Inc.	2,898	37,587
	State Street Corp.	24,488	1,923,532
	StellarOne Corp.	4,661	80,647

28

	Sterling Bancorp	5,478	$77,130
	Sterling Bancshares, Inc.	15,465	143,979
	Sterling Financial Corp.	10,047	149,600
#	Sterling Financial Corp. (PA)	4,976	83,248
#	Stewart Information Services Corp.	3,400	101,218
* #	Stifel Financial Corp.	3,900	170,001
* #	Stratus Properties, Inc.	1,854	54,359
	Student Loan Corp.	4,173	461,117
	Suffolk Bancorp	1,274	38,054
* #	Sun American Bancorp	787	3,793
*	Sun Bancorp, Inc.	6,427	82,009
	SunTrust Banks, Inc.	33,248	1,932,706
* #	Superior Bancorp	4,321	22,556
	Susquehanna Bancshares, Inc.	14,929	296,938
	Sussex Bancorp	300	3,677
*	SVB Financial Group	6,800	308,040
	SWS Group, Inc.	8,200	93,398
	Synovus Financial Corp.	46,600	537,298
#	T. Rowe Price Group, Inc.	18,763	948,094
	Taylor Capital Group, Inc.	3,200	52,160
	TCF Financial Corp.	20,900	388,949
* #	TD Ameritrade Holding Corp.	35,000	640,500
	Team Financial, Inc.	400	5,516
	Teche Holding Co.	100	3,625
* #	Tejon Ranch Co.	3,700	130,980
#	Temecula Valley Bancorp, Inc.	1,218	12,424
*	Texas Capital Bancshares, Inc.	7,542	112,828
	TF Financial Corp.	600	14,100
*	The Bancorp, Inc.	1,800	20,592
#	The Colonial BancGroup, Inc.	31,683	382,731
	The Goldman Sachs Group, Inc.	26,253	4,453,296
*	The Intergroup Corp.	200	3,551
	The Phoenix Companies, Inc.	1,300	14,794
	The Savannah Bancorp, Inc.	930	14,657
#	The St. Joe Corp.	5,902	226,932
	The Travelers Companies, Inc.	54,680	2,537,699
#	The Wilber Corp.	1,225	11,025
*	Thomas Weisel Partners Group, Inc.	7,500	66,000
	TIB Financial Corp.	1,700	11,832
	TierOne Corp.	2,296	33,751
	Timberland Bancorp, Inc.	1,600	20,352
#	Tompkins Financial Corp.	2,371	104,443
	Torchmark Corp.	18,310	1,103,361
	Tower Financial Corp.	350	4,025
	Tower Group, Inc.	5,100	144,891
*	Tradestation Group, Inc.	9,600	92,160
	Transatlantic Holdings, Inc.	13,198	889,545
	Trico Bancshares	3,322	56,042
#	TrustCo Bank Corp. (NY)	16,605	143,633
#	Trustmark Corp.	17,198	339,832
	U.S. Bancorp	72,240	2,313,125
	UCBH Holdings, Inc.	25,794	291,214

29

	UMB Financial Corp.	11,700	$447,876
#	Umpqua Holdings Corp.	17,654	250,157
*	Unico American Corp.	100	950
	Union Bankshares Corp.	3,749	65,570
	Union Bankshares, Inc.	561	10,872
	UnionBanCal Corp.	27,640	1,287,195
	United Bancshares, Inc.	492	6,647
	United Bankshares, Inc.	9,035	237,349
*	United Capital Corp.	1,578	37,478
#	United Community Banks, Inc.	12,000	170,880
#	United Community Financial Corp.	2,397	13,303
	United Financial Bancorp, Inc.	4,606	52,923
	United Fire & Casualty Co.	6,900	237,015
* #	United PanAm Financial Corp.	2,900	11,310
#	United Security Bancshares (CA)	1,336	17,902
	United Western Bancorp, Inc.	2,004	37,635
	Unitrin, Inc.	18,100	644,360
	Unity Bancorp, Inc.	603	4,878
*	Universal American Corp.	15,420	264,916
*	Universal Insurance Holdings, Inc.	200	1,178
#	Univest Corporation of Pennsylvania	3,392	69,434
	Unum Group	75,790	1,736,349
#	Valley National Bancorp	32,063	598,937
#	Vineyard National Bancorp Co.	2,597	23,399
*	Virginia Commerce Bancorp, Inc.	3,135	31,601
	W. R. Berkley Corp.	36,549	1,052,246
#	Wachovia Corp.	112,711	3,451,211
	Waddell & Reed Financial, Inc.	11,000	344,740
	Wainwright Bank & Trust Co.	1,546	19,340
	Washington Banking Co.	1,310	19,152
	Washington Federal, Inc.	23,531	534,154
	Washington Trust Bancorp, Inc.	3,548	82,030
* #	Wauwatosa Holdings, Inc.	8,371	98,443
	Wayne Savings Bancshares, Inc.	275	2,855
	Webster Financial Corp.	14,684	410,711
	Wells Fargo & Co.	286,535	8,375,418
	Wesbanco, Inc.	4,257	99,146
	Wesco Financial Corp.	1,163	452,407
	West Bancorporation	2,830	36,111
	West Coast Bancorp	3,003	45,045
#	Westamerica Bancorporation	6,304	298,368
* #	Western Alliance Bancorp	5,000	59,900
	Westwood Holdings Group, Inc.	500	17,730
	Whitney Holding Corp.	13,500	324,135
	Willow Financial Bancorp, Inc.	3,798	31,106
	Wilmington Trust Corp.	18,800	579,040
	Wilshire Bancorp, Inc.	8,573	60,697
*	Wilshire Enterprises, Inc.	100	300
	Wintrust Financial Corp.	6,900	232,875
* #	World Acceptance Corp.	2,628	79,839
	WSB Holdings, Inc.	786	4,158
	WVS Financial Corp.	300	4,938

30

	Yadkin Valley Financial Corp.	501	$7,144
	Zenith National Insurance Corp.	7,764	264,597
	Zions Bancorporation	15,460	738,215
* #	ZipRealty, Inc.	4,600	26,082
Total Financials			229,452,999

Health Care — (9.7%)
*	Abaxis, Inc.	3,300	96,162
	Abbott Laboratories	90,405	4,841,188
* #	Abiomed, Inc.	7,033	100,572
*	Abraxis Bioscience, Inc.	2,755	167,972
* #	Acadia Pharmaceuticals, Inc.	5,900	58,528
*	Accelrys, Inc.	8,474	49,064
* #	Accentia Biopharmaceuticals, Inc.	4,200	10,962
* #	Achillion Pharmaceuticals, Inc.	2,700	13,851
* #	Acusphere, Inc.	3,000	1,890
* #	Adolor Corp.	14,400	65,808
* #	Advanced Life Sciences Holdings, Inc.	7,400	6,956
* #	Advanced Medical Optics, Inc.	11,800	269,984
* #	ADVENTRX Pharmaceuticals, Inc.	10,200	6,528
	Aetna, Inc.	36,200	1,795,520
* #	Affymetrix, Inc.	10,800	207,144
*	Air Methods Corp.	2,800	115,136
* #	Akorn, Inc.	10,281	65,387
* #	Albany Molecular Research, Inc.	5,500	61,215
*	Alexion Pharmaceuticals, Inc.	3,900	236,379
*	Alexza Pharmaceuticals, Inc.	6,600	41,712
* #	Align Technology, Inc.	4,900	60,515
*	Alkermes, Inc.	12,387	160,288
	Allergan, Inc.	14,500	858,835
*	Alliance Imaging, Inc.	10,800	106,056
*	Allied Healthcare International, Inc.	9,275	18,921
*	Allied Healthcare Products, Inc.	900	6,408
*	Allion Healthcare, Inc.	4,127	24,349
* #	Allos Therapeutics, Inc.	8,600	48,074
* #	Allscripts Healthcare Solutions, Inc.	8,436	90,012
*	Almost Family, Inc.	622	13,329
* #	Alnylam Pharmaceuticals, Inc.	4,200	119,280
#	Alpharma, Inc. Class A	11,510	289,822
* #	Amag Pharmaceuticals, Inc.	1,255	54,931
*	Amedisys, Inc.	5,734	245,301
*	America Services Group, Inc.	1,900	13,756
*	American Dental Partners, Inc.	2,847	27,246
* #	American Medical Systems Holdings, Inc.	14,215	207,397
	American Shared Hospital Services	508	1,321
*	AMERIGROUP Corp.	10,600	381,600
	AmerisourceBergen Corp.	29,560	1,233,243
*	Amgen, Inc.	41,275	1,878,838
*	AMICAS, Inc.	13,398	35,103
*	AMN Healthcare Services, Inc.	8,700	140,853
* #	Amsurg Corp.	9,100	219,219
* #	Amylin Pharmaceuticals, Inc.	8,600	227,642

31

	Analogic Corp.	3,081	$180,269
*	Anesiva, Inc.	5,200	24,752
*	AngioDynamics, Inc.	6,968	115,529
*	Anika Therapeutics, Inc.	2,670	32,120
* #	Antigenics, Inc.	6,699	15,073
*	AP Pharma, Inc.	57	79
* #	APP Pharmaceuticals, Inc.	45,559	512,083
	Applera Corp. - Applied Biosystems Group	10,170	342,831
*	Applera Corp. - Celera Group	12,710	176,161
*	Apria Healthcare Group, Inc.	12,300	267,033
*	Aradigm Corp.	500	655
* #	Arena Pharmaceuticals, Inc.	11,100	75,258
* #	Ariad Pharmaceuticals, Inc.	4,400	14,740
* #	Arqule, Inc.	6,893	31,432
* #	Array BioPharma, Inc.	9,100	50,960
* #	Arrhythmia Research Technology, Inc.	200	1,390
* #	Arthrocare Corp.	6,100	244,915
* #	Aspect Medical Systems, Inc.	1,400	17,458
*	AtheroGenics, Inc.	2,100	1,848
*	AtriCure, Inc.	1,400	16,660
	Atrion Corp.	300	30,600
* #	ATS Medical, Inc.	1,700	3,060
*	Avalon Pharmaceuticals, Inc.	1,800	3,996
* #	AVANIR Pharmaceuticals Class A	4,700	5,687
* #	AVI BioPharma, Inc.	3,800	5,168
*	Avigen, Inc.	4,451	14,733
	Bard (C.R.), Inc.	6,300	597,177
*	Barr Laboratories, Inc.	10,440	492,246
* #	Barrier Therapeutics, Inc.	4,000	14,600
	Baxter International, Inc.	32,588	1,923,344
	Beckman Coulter, Inc.	9,336	630,180
	Becton Dickinson & Co.	11,059	999,955
* #	Bentley Pharmaceuticals, Inc.	3,400	50,422
*	Bioanalytical Systems, Inc.	400	2,456
* #	BioCryst Pharmaceuticals, Inc.	3,700	14,726
*	Biogen Idec, Inc.	21,650	1,263,494
*	Bio-Imaging Technologies, Inc.	2,100	17,073
*	BioLase Technology, Inc.	1,000	3,510
*	BioMarin Pharmaceutical, Inc.	7,994	304,092
*	BioMimetic Therapeutics, Inc.	4,016	55,180
*	Bio-Rad Laboratories, Inc. Class A	4,000	377,760
*	Bio-Rad Laboratories, Inc. Class B	388	36,666
*	Bio-Reference Laboratories, Inc.	3,000	82,950
*	BioSante Pharmaceuticals, Inc.	700	2,415
*	BioScrip, Inc.	10,925	76,803
*	BioSphere Medical, Inc.	1,575	6,143
*	Boston Scientific Corp.	41,050	516,820
* #	Bovie Medical Corp.	900	5,328
	Bristol-Myers Squibb Co.	118,708	2,683,988
#	Brookdale Senior Living, Inc.	14,400	375,696
*	Bruker Corp.	16,967	231,939
* #	BSD Medical Corp.	2,100	11,424

32

*	Caliper Life Sciences, Inc.	15,612	$65,102
	Cambrex Corp.	4,200	36,666
*	Candela Corp.	2,000	9,140
*	Cantel Medical Corp.	5,400	59,508
*	Capital Senior Living Corp.	8,460	63,788
*	Caraco Pharmaceutical Laboratories, Ltd.	2,200	36,146
*	Cardiac Science Corp.	5,250	48,773
	Cardinal Health, Inc.	16,938	1,001,713
*	Cardiotech International, Inc.	200	138
* #	Celgene Corp.	22,983	1,295,552
* #	Cell Genesys, Inc.	7,600	17,936
* #	Cell Therapeutics, Inc.	200	266
*	Celsion Corp.	1,200	7,368
*	Centene Corp.	7,100	127,232
* #	Cephalon, Inc.	6,500	392,210
* #	Cepheid, Inc.	7,300	202,064
* #	Cerner Corp.	5,900	256,355
*	Cerus Corp.	5,700	35,625
*	Chad Therapeutics, Inc.	200	62
*	Charles River Laboratories International, Inc.	14,190	831,250
	Chemed Corp.	5,200	248,092
	Cigna Corp.	18,400	820,272
*	Clinical Data, Inc.	4,555	92,831
* #	Collagenex Pharmaceuticals, Inc.	2,900	47,328
* #	Columbia Laboratories, Inc.	4,190	10,266
* #	Combinatorx, Inc.	7,724	37,925
* #	Community Health Systems, Inc.	27,161	843,892
	Computer Programs & Systems, Inc.	500	11,135
* #	Conceptus, Inc.	3,500	59,710
*	Conmed Corp.	5,600	150,976
*	Continucare Corp.	18,700	42,075
	Cooper Companies, Inc.	10,900	372,671
*	Corvel Corp.	2,809	84,635
*	Covance, Inc.	8,500	717,485
*	Coventry Health Care, Inc.	20,102	1,042,691
* #	Critical Therapeutics, Inc.	13,232	14,423
*	Criticare Systems, Inc.	900	4,500
*	Cross Country Healthcare, Inc.	6,500	70,590
*	CryoLife, Inc.	2,300	21,643
* #	Cubist Pharmaceuticals, Inc.	4,200	76,440
*	CuraGen Corp.	4,200	3,066
*	Curis, Inc.	600	870
*	Cutera, Inc.	1,800	22,824
* #	CV Therapeutics, Inc.	9,500	55,480
* #	Cyberonics, Inc.	1,600	20,640
*	Cyclacel Pharmaceuticals, Inc.	4,923	20,430
* #	Cynosure, Inc. Class A	1,300	31,109
* #	Cypress Bioscience, Inc.	10,000	80,000
* #	Cytogen Corp.	1,600	816
*	Cytokinetics, Inc.	450	1,517
*	Cytomedix, Inc.	900	1,530
*	Cytori Therapeutics, Inc.	2,800	17,892

33

	Datascope Corp.	4,640	$161,472
*	DaVita, Inc.	13,600	674,968
*	Daxor Corp.	1,200	12,420
* #	Dendreon Corp.	10,700	56,496
	Dentsply International, Inc.	10,704	417,884
* #	DepoMed, Inc.	3,400	11,560
* #	Dexcom, Inc.	2,300	16,951
*	Dialysis Corporation of America	2,000	16,660
*	Digirad Corp.	4,310	12,413
* #	Dionex Corp.	2,400	177,168
* #	Discovery Laboratories, Inc.	4,800	9,984
* #	Durect Corp.	4,444	22,087
* #	DUSA Pharmaceuticals, Inc.	700	1,351
* #	Dyadic International, Inc.	2,300	644
*	Dyax Corp.	12,000	52,200
* #	Dynavax Technologies Corp.	3,400	21,148
*	Eclipsys Corp.	5,201	111,041
*	Edwards Lifesciences Corp.	11,300	492,793
	Eli Lilly & Co.	68,044	3,403,561
* #	Elite Pharmaceuticals, Inc.	1,000	1,550
* #	Emeritus Corp.	2,991	66,221
*	Emisphere Technologies, Inc.	5,429	9,881
* #	Encysive Pharmaceuticals, Inc.	2,400	5,520
*	Endo Pharmaceuticals Holdings, Inc.	7,400	194,324
*	Endologix, Inc.	10,230	32,327
* #	Enzo Biochem, Inc.	5,700	53,694
* #	Enzon Pharmaceuticals, Inc.	9,600	82,464
* #	EPIX Pharmaceuticals, Inc.	4,366	13,316
*	eResearch Technology, Inc.	10,378	124,121
*	etrials Worldwide, Inc.	1,100	2,805
* #	ev3, Inc.	21,898	193,578
* #	Exact Sciences Corp.	2,400	4,704
*	Exactech, Inc.	2,500	65,625
*	Exelixis, Inc.	8,300	52,954
*	Express Scripts, Inc.	16,600	981,060
*	E-Z-EM, Inc.	2,553	53,077
*	Farville, Inc.	4,400	8,404
*	Five Star Quality Care, Inc.	6,800	48,756
*	Forest Laboratories, Inc.	12,071	480,064
*	Genentech, Inc.	62,248	4,715,286
* #	Genitope Corp.	8,616	5,773
*	Genomic Health, Inc.	2,600	49,582
*	Gen-Probe, Inc.	11,500	549,815
*	Gentiva Health Services, Inc.	8,065	173,881
* #	GenVec, Inc.	3,700	4,218
*	Genzyme Corp.	14,810	1,050,325
* #	Geron Corp.	20,175	99,261
*	Gilead Sciences, Inc.	54,480	2,577,994
*	Greatbatch, Inc.	5,000	106,850
*	Haemonetics Corp.	4,900	284,690
* #	Halozyme Therapeutics, Inc.	5,300	29,150
* #	Hana Biosciences, Inc.	1,300	1,001

34

*	Hanger Orthopedic Group, Inc.	4,600	$53,314
*	Harvard Bioscience, Inc.	7,727	35,467
*	Health Grades, Inc.	2,100	11,466
	Health Management Associates, Inc.	35,800	191,530
*	Health Net, Inc.	10,740	471,916
*	HealthExtras, Inc.	8,200	225,910
* #	HEALTHSOUTH Corp.	17,100	274,968
*	Healthspring, Inc.	13,600	238,680
*	HealthStream, Inc.	3,880	11,718
*	HealthTronics, Inc.	11,300	41,245
*	Healthways, Inc.	4,800	164,880
* #	Hemispherx Biopharma, Inc.	850	706
*	Henry Schein, Inc.	8,600	514,452
	Hillenbrand Indutries, Inc.	10,100	529,947
* #	Hi-Tech Pharmacal Co., Inc.	3,700	41,218
* #	Hlth Corp.	38,200	452,288
* #	HMS Holdings Corp.	3,100	84,816
* #	Hollis-Eden Pharmaceuticals, Inc.	2,500	4,725
*	Hologic, Inc.	15,848	955,793
	Hooper Holmes, Inc.	10,000	6,500
*	Hospira, Inc.	9,555	406,661
*	Human Genome Sciences, Inc.	10,628	62,811
*	Humana, Inc.	16,410	1,121,295
* #	Hythiam, Inc.	3,367	10,303
*	ICU Medical, Inc.	3,700	99,308
*	Idenix Pharmaceuticals, Inc.	9,747	52,926
* #	Idera Pharmaceuticals, Inc.	1,200	12,264
*	IDEXX Laboratories, Inc.	7,900	438,213
* #	IDM Pharma, Inc.	1,204	2,649
* #	I-Flow Corp.	5,310	74,818
* #	Illumina, Inc.	4,601	333,158
* #	ImClone Systems, Inc.	14,100	634,641
*	Immtech International, Inc.	2,100	1,680
*	Immucor, Inc.	4,350	129,630
* #	Immunicon Corp.	2,600	2,808
* #	ImmunoGen, Inc.	9,486	28,173
* #	Immunomedics, Inc.	8,500	20,995
*	Implant Sciences Corp.	1,200	1,800
	IMS Health, Inc.	17,900	402,929
* #	Incyte Corp.	18,500	183,335
* #	Indevus Pharmaceuticals, Inc.	8,379	41,560
*	Infinity Pharmaceuticals, Inc.	2,775	20,813
*	Inhibitex, Inc.	100	81
* #	Inovio Biomedical Corp.	5,300	4,876
*	Inspire Pharmaceuticals, Inc.	5,400	24,246
* #	Integra LifeSciences Holdings	4,028	166,920
*	IntegraMed America, Inc.	2,470	25,046
* #	Interleukin Genetics, Inc.	3,515	5,167
* #	InterMune, Inc.	8,600	121,088
* #	Interpharm Holdings, Inc.	526	87
* #	Introgen Therapeutics, Inc.	3,500	10,045
* #	Intuitive Surgical, Inc.	3,100	873,952

35

#	Invacare Corp.	8,900	$222,144
*	Inventiv Health, Inc.	6,300	200,340
*	Inverness Medical Innovations, Inc.	8,799	260,186
*	Invitrogen Corp.	9,300	785,757
*	Iridex Corp.	1,100	3,520
*	IRIS International, Inc.	4,100	46,207
* #	Isis Pharmaceuticals, Inc.	5,697	82,037
* #	Isolagen, Inc.	4,910	3,044
* #	Ista Pharmaceuticals, Inc.	5,600	23,464
* #	I-Trax, Inc.	5,900	23,600
* #	Javelin Pharmaceuticals, Inc.	3,432	9,918
	Johnson & Johnson	166,466	10,314,233
* #	Kendle International, Inc.	2,900	129,949
*	Kensey Nash Corp.	1,500	40,725
* #	Keryx Biopharmaceuticals, Inc.	9,300	53,475
	Kewaunee Scientific Corp.	300	5,307
*	Kindred Healthcare, Inc.	7,900	166,611
* #	Kinetic Concepts, Inc.	5,300	272,367
*	King Pharmaceuticals, Inc.	38,200	404,920
* #	Kosan Biosciences, Inc.	5,221	10,390
* #	K-V Pharmaceutical Co. Class A	8,192	205,783
*	K-V Pharmaceutical Co. Class B	2,491	62,275
* #	La Jolla Pharmaceutical Co.	4,800	11,952
*	Laboratory Corp. of America Holdings	11,400	881,334
	Landauer, Inc.	670	32,026
*	Langer, Inc.	1,300	2,652
*	Lannet Co., Inc.	4,554	13,662
#	LCA-Vision, Inc.	1,557	21,455
*	Lexicon Pharmaceuticals, Inc.	30,949	57,565
*	LHC Group, Inc.	2,300	39,100
*	Lifecell Corp.	4,200	169,470
*	Lifecore Biomedical, Inc.	1,900	31,977
* #	LifePoint Hospitals, Inc.	9,917	248,520
*	Lincare Holdings, Inc.	17,010	552,825
*	Lipid Sciences, Inc.	200	102
* #	Luminex Corp.	5,600	97,496
*	Magellan Health Services, Inc.	9,200	398,636
*	Magyar Bancorp, Inc.	100	1,062
* #	Mannkind Corp.	21,400	151,298
* #	Martek Biosciences Corp.	9,600	275,136
*	Matria Healthcare, Inc.	4,600	115,552
* #	Matrixx Initiatives, Inc.	1,800	26,100
*	Maxygen, Inc.	5,455	35,021
	McKesson Corp.	14,971	879,696
*	Medarex, Inc.	19,873	184,819
*	MedCath Corp.	6,300	131,355
*	Medco Health Solutions, Inc.	35,160	1,557,940
*	Medical Action Industries, Inc.	2,150	40,463
*	Medical Staffing Network Holdings, Inc.	5,335	29,609
	Medicis Pharmaceutical Corp. Class A	16,400	336,364
*	MEDTOX Scientific, Inc.	1,200	19,188
	Medtronic, Inc.	62,772	3,098,426

36

*	Memory Pharmaceuticals Corp.	2,975	$1,904
*	Memry Corp.	1,000	1,300
#	Mentor Corp.	6,400	189,824
	Merck & Co., Inc.	128,568	5,695,562
* #	Merge Technologies, Inc.	7,100	3,763
	Meridian Bioscience, Inc.	5,050	173,064
*	Merit Medical Systems, Inc.	6,995	110,871
*	Metabasis Therapeutics, Inc.	3,906	7,500
*	Metropolitan Health Networks, Inc.	3,833	9,046
*	Micromet, Inc.	2,530	3,517
* #	Micrus Endovascular Corp.	2,500	35,375
* #	MiddleBrook Pharmaceuticals, Inc.	2,202	9,292
*	Millennium Pharmaceuticals, Inc.	62,295	871,507
* #	Millipore Corp.	7,100	496,290
*	Minrad International, Inc.	5,915	13,782
* #	Molina Healthcare, Inc.	8,300	262,695
* #	Monogram Biosciences, Inc.	6,700	9,782
*	MTS Medication Technologies	600	7,470
*	MWI Veterinary Supply, Inc.	2,300	80,109
* #	Myriad Genetics, Inc.	5,270	195,095
* #	Nabi Biopharmaceuticals	11,800	45,666
* #	Nastech Pharmaceutical Co., Inc.	2,000	4,620
*	National Dentex Corp.	1,076	15,053
	National Healthcare Corp.	2,724	127,102
* #	National Medical Health Card Systems, Inc.	800	8,352
	National Research Corp.	976	25,337
*	Natus Medical, Inc.	4,776	90,696
* #	Nektar Therapeutics	4,900	34,055
*	Neogen Corp.	3,186	85,990
* #	Neopharm, Inc.	500	305
* #	Neose Technologies, Inc.	2,900	1,511
* #	Neurocrine Biosciences, Inc.	8,400	42,084
* #	Neurogen Corp.	4,800	7,632
* #	Neurometric, Inc.	3,000	7,290
*	NitroMed, Inc.	2,000	2,220
*	NMT Medical, Inc.	1,600	6,384
*	North American Scientific, Inc.	171	67
* #	Northfield Laboratories, Inc.	1,700	1,768
* #	Northstar Neuroscience, Inc.	6,000	9,420
*	Novacea, Inc.	3,800	10,336
* #	NovaMed, Inc.	7,800	31,278
* #	Novavax, Inc.	10,672	29,882
* #	Noven Pharmaceuticals, Inc.	3,300	44,748
* #	NPS Pharmaceuticals, Inc.	8,301	32,872
*	Nutraceutical International Corp.	3,600	45,864
*	NuVasive, Inc.	4,700	181,138
*	Nuvelo, Inc.	3,400	5,678
*	NxStage Medical, Inc.	4,900	29,008
*	Odyssey Healthcare, Inc.	9,716	84,918
#	Omnicare, Inc.	11,500	241,270
*	Omnicell, Inc.	7,300	138,700
*	Omrix Biopharmaceuticals, Inc.	3,400	82,110

37

* #	Onyx Pharmaceuticals, Inc.	11,900	$325,108
*	OraSure Technologies, Inc.	7,300	52,122
*	Orchid Cellmark, Inc.	4,900	22,491
* #	Ore Pharmaceuticals, Inc.	4,177	2,819
*	Orthologic Corp.	1,400	1,470
*	Oscient Pharmaceuticals Corp.	1,400	2,842
*	OSI Pharmaceuticals, Inc.	7,500	269,625
*	Osteotech, Inc.	3,900	17,043
	Owens & Minor, Inc.	6,700	287,899
*	Oxigene, Inc.	2,700	5,130
* #	Pain Therapeutics, Inc.	9,200	77,556
* #	Palatin Technologies, Inc.	5,500	2,090
* #	Palomar Medical Technologies, Inc.	1,800	23,958
*	Panacos Pharmaceuticals, Inc.	1,900	1,311
*	Par Pharmaceutical Companies, Inc.	9,985	176,635
* #	Parexel International Corp.	5,500	302,225
*	Patterson Companies, Inc.	12,100	425,920
*	PDI, Inc.	3,100	24,397
*	PDL BioPharma, Inc.	24,067	384,591
*	Pediatrix Medical Group, Inc.	7,500	495,075
* #	Penwest Pharmaceuticals Co.	1,000	3,080
#	PerkinElmer, Inc.	31,614	784,659
	Perrigo Co.	18,077	604,133
	Pfizer, Inc.	460,580	10,261,722
	Pharmaceutical Products Development Service, Inc.	10,400	468,728
*	Pharmacopia, Inc.	3,300	12,144
* #	Pharmacyclics, Inc.	1,900	2,204
* #	Pharmanet Development Group, Inc.	4,100	118,203
* #	PharMerica Corp.	5,214	76,750
*	Pharmion Corp.	5,600	400,904
*	Phase Forward, Inc.	8,900	141,777
*	PHC, Inc.	1,700	4,607
*	Pipex Pharmaceuticals, Inc.	1,700	2,040
*	Possis Medical, Inc.	2,617	50,822
* #	Pozen, Inc.	1,900	23,161
* #	Progenics Pharmaceuticals, Inc.	2,200	33,660
*	Prospect Medical Holdings, Inc.	1,100	4,048
*	Providence Service Corp.	3,100	87,389
* #	ProxyMed, Inc.	1,683	3,181
*	PSS World Medical, Inc.	8,236	144,130
	Psychemedics Corp.	200	3,300
*	Psychiatric Solutions, Inc.	14,250	403,133
*	QuadraMed Corp.	6,404	12,488
#	Quest Diagnostics, Inc.	25,100	1,196,517
*	Questcor Pharmaceuticals, Inc.	8,245	37,103
*	Quidel Corp.	4,200	69,006
* #	Quigley Corp.	800	4,240
* #	RadNet, Inc.	350	2,839
*	Regeneron Pharmaceuticals, Inc.	4,700	92,919
* #	RegeneRx Biopharmaceuticals, Inc.	1,000	1,000
*	RehabCare Group, Inc.	4,200	84,000

38

*	Renovis, Inc.	4,700	$11,139
*	Repligen Corp.	6,201	32,803
* #	Repros Therapeutics, Inc.	2,100	17,598
*	Res-Care, Inc.	6,156	132,600
*	ResMed, Inc.	11,700	473,733
*	Respironics, Inc.	11,818	776,206
*	Retractable Technologies, Inc.	3,000	4,500
* #	Rigel Pharmaceuticals, Inc.	4,700	93,154
* #	Rochester Medical Corp.	1,500	15,390
*	Rotech Healthcare, Inc.	1,808	814
*	RTI Biologics, Inc.	8,434	72,532
* #	Salix Pharmaceuticals, Ltd.	9,800	66,150
* #	Sangamo BioSciences, Inc.	5,000	58,500
*	Santarus, Inc.	4,100	7,380
* #	Savient Pharmaceuticals, Inc.	6,600	149,688
#	Schering-Plough Corp.	100,036	2,170,781
*	SciClone Pharmaceuticals, Inc.	14,200	28,400
* #	Sciele Pharma, Inc.	8,413	174,149
* #	SCOLR Pharma, Inc.	1,500	1,935
*	Seattle Genetics, Inc.	6,400	57,536
* #	Senomyx, Inc.	1,400	9,520
*	Sepracor, Inc.	5,310	114,006
*	Sequenom, Inc.	3,975	27,785
*	SeraCare Life Sciences, Inc.	259	1,360
* #	Sirona Dental Systems, Inc.	16,015	416,550
*	Somanetics Corp.	3,100	86,149
*	Somaxon Pharmaceuticals, Inc.	2,500	12,025
*	Sonic Innovations, Inc.	4,100	17,343
* #	SonoSite, Inc.	3,700	108,891
	Span-American Medical System, Inc.	471	5,822
*	Spectranetics Corp.	6,100	54,900
*	Spectrum Pharmaceuticals, Inc.	6,233	16,143
*	SRI/Surgical Express, Inc.	783	3,281
*	St. Jude Medical, Inc.	20,000	859,600
*	Staar Surgical Co.	1,600	3,712
* #	StemCells, Inc.	12,100	18,271
* #	Stereotaxis, Inc.	4,221	24,355
	Steris Corp.	16,224	399,435
*	Strategic Diagnostics, Inc.	3,536	15,346
	Stryker Corp.	18,771	1,222,180
*	Sun Healthcare Group, Inc.	8,325	122,711
*	Sunrise Senior Living, Inc.	8,600	235,468
* #	SuperGen, Inc.	8,900	24,475
* #	SurModics, Inc.	2,400	106,008
*	Symmetry Medical, Inc.	9,600	170,880
*	Synovis Life Technologies, Inc.	2,900	51,272
*	Targacept, Inc.	200	1,582
*	Techne Corp.	6,200	424,018
* #	Telik, Inc.	12,400	31,124
* #	Tenet Healthcare Corp.	61,100	293,891
* #	Tercica, Inc.	11,303	68,383
*	The Medicines Co.	11,400	219,564

39

*	Theragenics Corp.	7,000	$27,160
*	Theravance, Inc.	6,691	110,067
*	Thermo Fisher Scientific, Inc.	27,200	1,521,296
*	Third Wave Technologies, Inc.	4,200	33,474
*	Thoratec Corp.	15,200	220,552
* #	Titan Pharmaceuticals, Inc.	2,200	2,530
*	Torreypines Therapeutics, Inc.	2,700	5,157
* #	Trimeris, Inc.	5,302	31,865
*	TriZetto Group, Inc.	8,600	167,872
*	U.S. Physical Therapy, Inc.	2,000	26,500
* #	United Therapeutics Corp.	2,800	235,676
	UnitedHealth Group, Inc.	80,805	3,755,816
	Universal Health Services, Inc.	13,876	741,256
*	Urologix, Inc.	2,394	2,657
	Utah Medical Products, Inc.	592	17,707
#	Valeant Pharmaceuticals International	14,202	195,278
*	Vanda Pharmaceuticals, Inc.	1,200	5,472
* #	Varian Medical Systems, Inc.	7,800	409,110
*	Varian, Inc.	4,000	216,600
*	Vascular Solutions, Inc.	1,100	6,842
*	VCA Antech, Inc.	17,917	575,315
*	Vertex Pharmaceuticals, Inc.	13,800	241,500
* #	Vical, Inc.	8,310	31,661
* #	ViroPharma, Inc.	20,500	187,780
*	VistaCare, Inc.	2,400	20,568
* #	Vital Images, Inc.	4,800	76,128
	Vital Signs, Inc.	3,000	152,550
* #	Vivus, Inc.	4,400	25,784
*	Vnus Medical Technologies	2,700	50,463
*	Volcano Corp.	7,600	93,176
*	Waters Corp.	7,100	423,231
*	Watson Pharmaceuticals, Inc.	28,900	803,709
* #	WebMD Health Corp. Class A	1,900	52,934
*	WellPoint, Inc.	50,779	3,558,592
	West Pharmaceutical Services, Inc.	7,100	293,230
*	Wright Medical Group, Inc.	5,520	145,286
	Wyeth	87,995	3,838,342
* #	Xenoport, Inc.	2,000	102,340
	Young Innovations, Inc.	2,919	62,291
*	Zila, Inc.	3,500	1,960
*	Zimmer Holdings, Inc.	11,726	882,851
*	Zoll Medical Corp.	4,500	111,960
* #	Zymogenetics, Inc.	10,600	105,894
Total Health Care			144,102,530

Industrials — (10.9%)
* #	3-D Systems Corp.	4,799	69,394
	3M Co.	33,035	2,589,944
*	A. T. Cross Co. Class A	2,133	16,637
	A.O. Smith Corp.	3,700	134,791
	AAON, Inc.	3,732	61,615
* #	AAR Corp.	10,057	260,376

40

#	ABM Industries, Inc.	14,579	$289,539
*	ABX Air, Inc.	7,200	22,032
*	Acco Brands Corp.	8,200	113,734
*	Accuride Corp.	7,800	56,316
	Aceto Corp.	2,500	17,525
*	Active Power, Inc.	1,900	3,420
	Actuant Corp.	10,400	279,552
	Acuity Brands, Inc.	8,955	397,692
	Administaff, Inc.	4,971	122,585
*	Aerosonic Corp.	700	3,465
*	AGCO Corp.	17,846	1,157,492
*	AirNet Systems, Inc.	200	360
* #	Airtran Holdings, Inc.	23,700	171,114
	Alamo Group, Inc.	3,195	59,235
* #	Alaska Air Group, Inc.	11,800	287,920
	Albany International Corp. Class A	5,818	199,732
#	Alexander & Baldwin, Inc.	12,100	532,884
*	Alliant Techsystems, Inc.	4,450	466,983
* #	Allied Defense Group, Inc.	800	5,960
*	Allied Waste Industries, Inc.	78,502	811,711
* #	Amerco, Inc.	3,800	198,018
	American Ecology Corp.	3,900	97,149
*	American Reprographics Co.	3,100	50,158
	American Science & Engineering, Inc.	1,200	64,992
* #	American Superconductor Corp.	3,800	85,842
#	American Woodmark Corp.	2,600	49,348
	Ameron International Corp.	2,600	286,962
	Ametek, Inc.	14,200	604,778
	Ampco-Pittsburgh Corp.	2,044	77,386
* #	AMR Corp.	22,100	283,101
#	Amrep Corp.	1,900	70,680
	Angelica Corp.	3,080	50,974
*	APAC Customer Services, Inc.	5,470	6,072
	Apogee Enterprises, Inc.	3,700	56,943
* #	Applied Energetics, Inc.	14,300	33,605
	Applied Industrial Technologies, Inc.	2,100	58,044
	Applied Signal Technologies, Inc.	4,110	48,909
*	Argon ST, Inc.	6,600	107,250
#	Arkansas Best Corp.	5,700	152,247
*	Arotech Corp.	901	1,721
*	Astec Industries, Inc.	6,400	242,304
*	Astronics Corp.	887	17,518
*	Atlas Air Worldwide Holding, Inc.	4,700	237,820
*	Avalon Holding Corp. Class A	500	2,710
#	Avery Dennison Corp.	12,500	641,500
*	Avis Budget Group, Inc.	16,764	191,613
*	Axsys Technologies, Inc.	2,193	96,492
* #	AZZ, Inc.	1,800	63,756
	B.F. Goodrich Co.	15,510	918,657
#	Badger Meter, Inc.	1,384	52,827
*	Baker (Michael) Corp.	1,300	37,440
	Baldor Electric Co.	9,600	275,232

41

*	Baldwin Technology Co., Inc. Class A	2,900	$7,569
#	Barnes Group, Inc.	8,610	195,791
#	Barrett Business Services, Inc.	1,600	25,920
* #	BE Aerospace, Inc.	11,000	377,300
*	Beacon Roofing Supply, Inc.	1,700	14,552
	Belden, Inc.	12,069	474,312
*	Blount International, Inc.	9,300	110,949
#	BlueLinx Holdings, Inc.	7,100	38,624
	Boeing Co.	45,988	3,807,347
#	Bowne & Co., Inc.	900	11,943
	Brady Co. Class A	10,800	330,264
#	Briggs & Stratton Corp.	8,640	154,397
*	BTU International, Inc.	1,400	15,008
#	Bucyrus International, Inc.	7,925	791,549
* #	Builders FirstSource, Inc.	6,200	41,106
	Burlington Northern Santa Fe Corp.	30,045	2,637,350
#	C&D Technologies, Inc.	7,900	43,134
	C.H. Robinson Worldwide, Inc.	10,800	548,316
*	Cano Petroleum, Inc.	12,600	82,530
* #	Capstone Turbine Corp.	3,900	7,098
	Carlisle Companies, Inc.	12,700	463,931
#	Cascade Corp.	3,100	138,880
*	Casella Waste Systems, Inc. Class A	6,250	61,813
	Caterpillar, Inc.	38,526	2,786,586
* #	CBIZ, Inc.	12,400	110,360
	CDI Corp.	4,355	99,076
*	CECO Environmental Corp.	2,200	19,976
*	Celadon Group, Inc.	5,000	45,000
* #	Cenveo, Inc.	3,459	52,023
* #	Ceradyne, Inc.	4,300	133,773
	Champion Industries, Inc.	1,194	6,304
*	Channell Commercial Corp.	1,121	1,659
	Chase Corp.	1,400	33,040
*	ChoicePoint, Inc.	14,685	710,754
	Cintas Corp.	23,500	676,330
	CIRCOR International, Inc.	3,400	154,870
#	Clarcor, Inc.	8,400	300,720
*	Clean Harbors, Inc.	2,600	159,952
*	Columbus McKinnon Corp.	5,500	157,520
	Comfort Systems USA, Inc.	8,245	98,116
*	Commercial Vehicle Group, Inc.	3,500	32,760
	CompX International, Inc.	800	6,656
*	COMSYS IT Partners, Inc.	3,100	29,202
* #	Consolidated Graphics, Inc.	2,700	143,613
* #	Continental Airlines, Inc.	24,600	594,828
	Con-way, Inc.	9,750	441,773
	Cooper Industries, Ltd.	15,200	637,336
*	Copart, Inc.	15,000	624,900
*	Cornell Companies, Inc.	3,700	76,997
	Corporate Executive Board Co.	2,700	109,647
*	Corrections Corp. of America	20,200	542,572
* #	CoStar Group, Inc.	3,800	157,776

42

*	Covanta Holding Corp.	23,100	$662,508
*	CPI Aerostructures, Inc.	800	6,752
*	CRA International, Inc.	2,402	91,228
	Crane Co.	9,563	394,282
* #	Crocs, Inc.	6,700	162,944
	CSX Corp.	40,051	1,943,275
#	Cubic Corp.	5,500	140,635
	Cummins, Inc.	17,200	866,536
	Curtiss-Wright Corp.	11,808	496,644
	Danaher Corp.	15,171	1,124,930
	Deere & Co.	20,264	1,726,695
* #	Delta Air Lines, Inc.	32,300	431,205
	Deluxe Corp.	7,550	157,267
*	Devcon International Corp.	500	1,175
	Diamond Management & Technology Consultants, Inc.	4,900	29,057
*	Distributed Energy Systems Corp.	1,312	656
* #	Document Securities Systems, Inc.	1,200	5,400
* #	Dollar Thrifty Automotive Group, Inc.	1,700	24,412
	Donaldson Co., Inc.	16,300	687,208
*	Double Eagle Petroleum Co.	3,000	50,760
	Dover Corp.	39,400	1,635,494
	DRS Technologies, Inc.	11,705	656,533
*	Ducommun, Inc.	2,771	76,840
*	Dynamex, Inc.	1,277	29,524
	Dynamic Materials Corp.	1,100	62,689
*	Eagle Test Systems, Inc.	4,338	45,419
	Eastern Co.	1,227	20,736
	Eaton Corp.	25,700	2,072,191
	Ecology & Environment, Inc. Class A	210	2,457
	Electro Rent Corp.	7,500	97,350
*	EMCOR Group, Inc.	18,600	448,074
	Emerson Electric Co.	44,488	2,267,108
	Encore Wire Corp.	4,800	80,400
* #	Energy Conversion Devices, Inc.	4,900	130,193
* #	Energy Focus, Inc.	2,204	11,174
*	EnerSys	8,830	203,002
*	ENGlobal Corp.	3,700	34,188
	Ennis, Inc.	7,710	123,052
*	EnPro Industries, Inc.	4,600	135,838
*	Environmental Tectonics Corp.	871	1,611
	Equifax, Inc.	11,757	402,325
*	ESCO Technologies, Inc.	7,400	244,644
	Espey Manufacturing & Electronics Corp.	200	4,340
*	Esterline Technologies Corp.	8,800	461,120
* #	Evergreen Solar, Inc.	19,700	189,317
	Expeditors International of Washington, Inc.	16,285	640,326
*	Exponent, Inc.	2,802	81,538
* #	ExpressJet Holdings, Inc.	9,435	22,927
*	EXX, Inc. Class A	1,100	3,355
	Fastenal Co.	12,710	516,789
	Federal Signal Corp.	14,110	170,308

43

#	FedEx Corp.	27,952	$2,463,410
*	First Advantage Corp.	1,800	35,802
* #	Flanders Corp.	7,917	49,877
*	Flow International Corp.	4,600	33,902
#	Flowserve Corp.	7,000	762,300
#	Fluor Corp.	6,900	960,825
*	Fortune Industries, Inc.	700	1,680
	Forward Air Corp.	5,600	164,360
	Franklin Electric Co., Inc.	6,400	211,072
#	Freightcar America, Inc.	3,100	124,248
*	Frontier Airlines Holdings, Inc.	800	2,344
	Frozen Food Express Industries, Inc.	1,200	8,304
* #	FTI Consulting, Inc.	10,200	647,700
* #	FuelCell Energy, Inc.	15,000	107,400
*	Furmanite Corp.	3,779	41,493
	G & K Services, Inc. Class A	6,200	237,212
*	Gardner Denver Machinery, Inc.	10,433	385,082
	GATX Corp.	10,750	386,785
* #	Gehl Co.	2,100	33,663
#	Gencorp, Inc.	12,300	127,920
*	General Cable Corp.	5,100	314,772
	General Dynamics Corp.	16,206	1,326,461
	General Electric Co.	499,567	16,555,650
*	Genesee & Wyoming, Inc.	9,262	287,122
*	GeoEye, Inc.	3,700	111,777
*	Global Cash Access, Inc.	6,500	34,255
#	Gorman-Rupp Co.	2,125	58,013
*	GP Strategies Corp.	5,500	51,425
	Graco, Inc.	7,100	246,441
*	Graftech International, Ltd.	13,400	214,668
	Graham Corp.	1,250	48,100
	Granite Construction, Inc.	6,200	187,178
#	Greenbrier Companies, Inc.	4,404	115,737
*	Griffon Corp.	4,800	42,480
	Hardinge, Inc.	2,387	29,623
	Harsco Corp.	7,600	429,324
*	Hawaiian Holdings, Inc.	10,100	52,520
#	Healthcare Services Group, Inc.	6,750	133,515
#	Heartland Express, Inc.	19,000	265,620
#	Heico Corp.	2,300	100,740
	Heico Corp. Class A	3,470	126,273
#	Heidrick & Struggles International, Inc.	2,200	75,306
*	Henry Bros. Electronics, Inc.	465	2,227
*	Herley Industries, Inc.	2,810	33,692
#	Herman Miller, Inc.	5,300	158,099
*	Hexcel Corp.	9,300	187,767
*	Hill International, Inc.	4,100	52,275
#	Hi-Shear Technology Corp.	1,000	11,250
#	HNI Corp.	9,982	295,068
	Honeywell International, Inc.	44,600	2,566,284
#	Horizon Lines, Inc. Class A	5,400	108,918
	Houston Wire & Cable Co.	3,700	53,650

44

*	Hub Group, Inc. Class A	6,500	$194,935
#	Hubbell, Inc. Class A	1,067	52,998
	Hubbell, Inc. Class B	9,900	449,163
*	Hudson Highland Group, Inc.	3,600	26,820
*	Hurco Companies, Inc.	1,400	61,908
*	Huron Consulting Group, Inc.	1,600	84,896
*	Huttig Building Products, Inc.	4,110	12,248
*	ICT Group, Inc.	2,300	19,757
	IDEX Corp.	21,650	652,964
*	IHS, Inc.	5,830	359,420
*	II-VI, Inc.	6,300	206,262
#	IKON Office Solutions, Inc.	27,700	197,224
	Illinois Tool Works, Inc.	26,534	1,302,023
*	Industrial Distribution Group, Inc.	300	2,934
*	Innotrac Corp.	700	2,380
* #	Innovative Solutions & Support, Inc.	2,600	23,530
*	Insituform Technologies, Inc. Class A	8,100	113,157
#	Insteel Industries, Inc.	3,300	35,541
* #	Integrated Electrical Services, Inc.	3,323	57,355
* #	InterDigital, Inc.	3,706	64,447
*	Interline Brands, Inc.	8,700	154,599
*	International Shipholding Corp.	2,001	38,139
* #	Intersections, Inc.	5,807	47,559
	ITT Industries, Inc.	16,300	916,712
	J.B. Hunt Transport Services, Inc.	26,060	713,262
*	Jacobs Engineering Group, Inc.	4,476	359,378
* #	JetBlue Airways Corp.	27,800	151,510
#	Joy Global, Inc.	6,606	438,440
*	Kadant, Inc.	2,400	60,240
	Kaman Corp. Class A	6,205	148,920
*	Kansas City Southern	20,295	726,561
#	Kaydon Corp.	5,501	234,948
* #	KBR, Inc.	17,899	596,574
	Kelly Services, Inc. Class A	5,000	96,050
	Kelly Services, Inc. Class B	319	7,090
*	Kenexa Corp.	3,676	74,476
	Kennametal, Inc.	16,600	504,142
*	Key Technology, Inc.	836	29,519
*	Kforce, Inc.	9,109	77,882
* #	Kirby Corp.	7,100	320,068
#	Knight Transportation, Inc.	16,050	237,380
	Knoll, Inc.	3,400	47,872
*	Korn/Ferry International	7,500	126,450
*	K-Tron International, Inc.	492	57,431
*	L.B. Foster Co. Class A	1,800	76,248
	L.S. Starrett Co. Class A	1,341	23,387
	L-3 Communications Holdings, Inc.	18,000	1,913,220
*	LaBarge, Inc.	2,222	28,975
*	Ladish Co., Inc.	3,164	112,955
	Landstar Systems, Inc.	4,300	199,434
	Lawson Products, Inc.	1,744	44,298
*	Layne Christensen Co.	2,579	103,263

45

*	Learning Tree International, Inc.	3,200	$43,072
*	LECG Corp.	7,283	69,189
	Lennox International, Inc.	13,200	496,848
*	LGL Group, Inc.	300	3,045
	Lincoln Electric Holdings, Inc.	9,000	604,260
	Lindsay Corp.	2,000	157,240
*	LMI Aerospace, Inc.	3,600	68,508
	Lockheed Martin Corp.	26,585	2,743,572
	LSI Industries, Inc.	5,600	74,424
*	Lydall, Inc.	200	2,038
*	M&F Worldwide Corp.	2,600	96,278
*	Mac-Gray Corp.	2,258	26,102
*	Magnetek, Inc.	10,700	36,487
*	MAIR Holdings, Inc.	300	1,284
	Manpower, Inc.	13,290	753,543
*	Marten Transport, Ltd.	5,500	79,695
#	Masco Corp.	73,000	1,364,370
	McGrath Rentcorp.	6,937	145,261
*	Media Sciences International, Inc.	700	2,450
* #	Medialink Worldwide, Inc.	1,000	2,250
* #	Medis Technologies, Ltd.	1,800	19,494
*	Merrimac Industries, Inc.	601	4,291
*	Mesa Air Group, Inc.	5,100	12,342
*	Metalline Mining Co.	600	1,452
	Met-Pro Corp.	4,130	44,893
*	Mettler Toledo International, Inc.	2,500	244,250
*	MFRI, Inc.	1,400	22,680
* #	Microvision, Inc.	3,800	9,576
* #	Middleby Corp.	1,400	95,200
*	Miller Industries, Inc.	2,000	23,120
	Mine Safety Appliances Co.	4,520	181,297
*	Misonix, Inc.	700	2,975
* #	Mobile Mini, Inc.	8,012	149,103
*	Modtech Holdings, Inc.	2,600	1,248
* #	Monster Worldwide, Inc.	8,000	212,720
*	Moog, Inc. Class A	10,200	418,608
*	Moog, Inc. Class B	1,208	50,011
	MSC Industrial Direct Co., Inc. Class A	9,373	380,356
*	MTC Technologies, Inc.	5,198	123,193
	Mueller Industries, Inc.	10,600	304,538
#	Mueller Water Products, Inc.	5,900	47,554
	Mueller Water Products, Inc. Class B	4,792	41,738
	Multi-Color Corp.	2,277	49,229
	NACCO Industries, Inc. Class A	1,300	105,365
*	Nashua Corp.	799	9,189
*	National Technical Systems, Inc.	1,600	9,952
*	Navigant Consulting, Inc.	14,122	230,330
*	Navistar International Corp.	7,100	400,795
*	NCI Building Systems, Inc.	3,755	113,927
	Nordson Corp.	7,100	364,869
	Norfolk Southern Corp.	27,309	1,444,373
*	North America Galvanizing & Coatings, Inc.	3,600	20,376

46

	Northrop Grumman Corp.	30,173	$2,371,900
*	Northwest Airlines Corp.	18,800	252,484
*	NuCo2, Inc.	2,600	71,838
* #	Odyssey Marine Exploration, Inc.	2,700	13,230
*	Old Dominion Freight Line, Inc.	10,450	284,763
#	Omega Flex, Inc.	739	11,085
*	On Assignment, Inc.	8,600	53,234
*	Orbital Sciences Corp.	12,695	274,847
	Oshkosh Truck Corp. Class B	15,300	613,071
* #	Owens Corning, Inc.	37,100	699,706
*	P.A.M. Transportation Services, Inc.	3,500	50,750
	Paccar, Inc.	22,618	981,169
	Pall Corp.	8,200	322,834
*	Paragon Technologies, Inc.	400	2,462
	Parker Hannifin Corp.	20,700	1,337,841
*	Park-Ohio Holdings Corp.	3,236	66,888
*	Patrick Industries, Inc.	1,303	10,255
*	Patriot Transportation Holding, Inc.	563	43,644
*	Peerless Manufacturing Co.	800	26,000
	Pentair, Inc.	19,382	632,241
*	Perini Corp.	4,000	149,920
*	PHH Corp.	8,210	166,170
*	Pike Electric Corp.	9,600	124,128
* #	Pinnacle Airlines Corp.	2,900	32,509
	Pitney Bowes, Inc.	15,232	545,001
*	Plug Power, Inc.	26,193	78,841
	Portec Rail Products, Inc.	2,668	28,094
*	Powell Industries, Inc.	3,700	141,044
*	Power-One, Inc.	21,144	54,974
	Precision Castparts Corp.	8,961	989,205
#	Preformed Line Products Co.	985	46,492
* #	Protection One, Inc.	3,301	28,917
	Providence & Worcester Railroad Co.	500	9,825
*	Quality Distribution, Inc.	2,300	7,061
*	Quanta Services, Inc.	33,731	805,496
	Quixote Corp.	1,002	14,078
	R. R. Donnelley & Sons Co.	44,165	1,405,772
#	Raven Industries, Inc.	1,400	40,992
	Raytheon Co.	38,320	2,484,669
*	RBC Bearings, Inc.	4,700	157,920
*	RCM Technologies, Inc.	1,488	7,901
#	Regal-Beloit Corp.	8,206	302,966
*	Republic Airways Holdings, Inc.	7,510	146,821
	Republic Services, Inc.	16,795	512,751
	Resources Connection, Inc.	8,004	128,864
#	Robbins & Myers, Inc.	6,676	227,318
	Robert Half International, Inc.	9,459	254,920
	Rockwell Automation, Inc.	9,700	530,687
	Rockwell Collins, Inc.	10,150	597,835
	Rollins, Inc.	7,275	128,404
#	Roper Industries, Inc.	10,414	587,350
*	Rush Enterprises, Inc. Class A	5,400	80,028

47

*	Rush Enterprises, Inc. Class B	2,349	$34,718
	Ryder System, Inc.	11,200	645,232
*	Saia, Inc.	200	2,890
	Schawk, Inc.	5,495	86,546
*	School Specialty, Inc.	6,000	183,120
	Servidyne, Inc.	110	686
*	Shaw Group, Inc.	12,616	812,218
*	SIFCO Industries, Inc.	610	8,272
#	Simpson Manufacturing Co., Inc.	9,800	234,808
#	Skywest, Inc.	17,500	387,100
*	SL Industries, Inc.	1,624	32,155
	Southwest Airlines Co.	155,138	1,901,992
*	Sparton Corp.	1,599	7,643
*	Spherion Corp.	1,700	11,016
*	Spherix, Inc.	800	856
* #	Spire Corp.	300	4,779
#	SPX Corp.	7,400	757,020
*	Standard Parking Corp.	2,456	49,906
	Standard Register Co.	6,200	53,010
	Standex International Corp.	2,200	41,822
	Steelcase, Inc. Class A	23,010	326,282
*	Stericycle, Inc.	13,505	727,784
*	Sterling Construction Co., Inc.	1,572	31,613
	Sun Hydraulics, Inc.	3,629	78,858
*	Superior Essex, Inc.	4,400	124,872
	Supreme Industries, Inc.	2,007	11,821
	Sypris Solutions, Inc.	5,200	25,012
*	SYS Technologies	1,881	4,082
#	TAL International Group, Inc.	8,100	169,047
*	Taleo Corp. Class A	2,200	41,932
* #	Taser International, Inc.	8,000	90,160
*	Team, Inc.	2,200	67,078
	Tech/Ops Sevcon, Inc.	144	1,123
	Technology Research Corp.	800	2,336
	Tecumseh Products Co. Class A	2,500	52,950
*	Tecumseh Products Co. Class B	1,327	23,793
*	Teledyne Technologies, Inc.	6,600	293,040
	Teleflex, Inc.	8,018	453,418
*	TeleTech Holdings, Inc.	11,400	257,298
	Tennant Co.	3,900	140,712
*	Terex Corp.	9,000	607,050
*	Tetra Tech, Inc.	8,300	156,621
	Textron, Inc.	22,800	1,235,076
*	The Advisory Board Co.	1,600	88,912
	The Brink’s Co.	10,300	689,379
	The Dun & Bradstreet Corp.	3,800	331,892
*	The Geo Group, Inc.	9,600	256,224
	The Manitowoc Co., Inc.	10,400	423,696
*	Thomas & Betts Corp.	15,425	619,314
	Thomas Group, Inc.	891	3,038
	Timken Co.	22,975	692,237
#	Titan International, Inc.	7,100	241,329

48

	Todd Shipyards Corp.	824	$13,909
#	Toro Co.	8,200	395,076
	Trane, Inc.	10,514	473,656
* #	TransDigm Group, Inc.	10,100	392,486
* #	TRC Companies, Inc.	8,126	41,199
	Tredegar Industries, Inc.	4,700	74,307
* #	Trex Co., Inc.	2,200	17,160
#	Trinity Industries, Inc.	15,700	442,269
#	Triumph Group, Inc.	3,600	203,724
* #	TRM Corp.	2,700	864
*	TrueBlue, Inc.	7,200	89,928
*	Tufco Technologies, Inc.	510	3,279
* #	TurboChef Technologies, Inc.	2,600	22,100
	Twin Disc, Inc.	2,400	48,624
*	U.S. Home Systems, Inc.	900	4,041
	UAL Corp.	24,600	745,380
	UAP Holding Corp.	3,604	138,754
* #	Ultralife Batteries, Inc.	2,700	38,097
	Union Pacific Corp.	25,010	3,120,248
	United Parcel Service, Inc.	41,737	2,931,607
*	United Rentals, Inc.	15,400	309,540
* #	United Stationers, Inc.	5,700	281,352
	United Technologies Corp.	62,635	4,416,394
	Universal Forest Products, Inc.	5,755	159,874
*	Universal Security Instruments, Inc.	266	1,737
*	Universal Truckload Services, Inc.	1,003	18,736
* #	UQM Technologies, Inc.	1,300	2,834
*	URS Corp.	11,069	445,859
*	US Airways Group, Inc.	5,165	64,046
*	USA Truck, Inc.	200	2,654
* #	USG Corp.	19,200	653,376
#	Valmont Industries, Inc.	5,000	399,500
*	Valpey Fisher Corp.	600	2,850
*	Veri-Tek International Corp.	1,200	6,588
*	Versar, Inc.	1,060	6,307
	Viad Corp.	5,800	201,086
#	Vicor Corp.	4,900	59,437
*	Volt Information Sciences, Inc.	6,950	111,687
	VSE Corp.	1,100	34,925
	W.W. Grainger, Inc.	9,300	685,038
#	Wabash National Corp.	6,700	52,930
	Wabtec Corp.	7,000	242,270
	Walter Industries, Inc.	8,120	443,596
*	Waste Connections, Inc.	18,115	549,971
	Waste Industries USA, Inc.	2,867	104,904
	Waste Management, Inc.	31,340	1,028,892
#	Watsco, Inc. Class A	4,900	186,200
#	Watsco, Inc. Class B	400	15,204
	Watson Wyatt & Co. Holdings	12,200	647,210
#	Watts Water Technologies, Inc.	9,300	257,796
*	WCA Waste Corp.	4,900	29,890
#	Werner Enterprises, Inc.	20,060	356,867

49

* #	WESCO International, Inc.	6,900	$276,000
*	Westaff, Inc.	3,455	14,027
*	Willis Lease Finance Corp.	2,084	25,842
* #	Wolverine Tube, Inc.	1,700	1,020
	Woodward Governor Co.	14,000	399,980
* #	YRC Worldwide, Inc.	9,500	130,720
Total Industrials			162,334,612

Information Technology — (13.0%)
*	3Com Corp.	72,773	239,423
*	Acacia Research-Acacia Technologies	2,400	15,672
* #	Access Integrated Technologies, Inc.	5,202	12,277
* #	ACI Worldwide, Inc.	5,800	102,428
*	Actel Corp.	7,800	92,430
*	ActivIdentity Corp.	11,164	34,273
*	Activision, Inc.	25,500	694,875
*	Actuate Corp.	13,695	65,736
	Acxiom Corp.	8,700	110,577
*	Adaptec, Inc.	34,339	90,998
*	ADC Telecommunications, Inc.	33,170	453,434
*	ADDvantage Technologies Group, Inc.	600	2,550
*	Adept Technology, Inc.	400	3,648
*	Adobe Systems, Inc.	37,692	1,268,336
	Adtran, Inc.	13,000	239,460
*	Advanced Analogic Technologies, Inc.	12,533	81,465
*	Advanced Energy Industries, Inc.	5,900	75,638
* #	Advanced Micro Devices, Inc.	84,500	609,245
* #	Advanced Photonix, Inc.	908	1,362
*	Advent Software, Inc.	4,100	184,254
* #	Aehr Test Systems	700	5,110
*	Aetrium, Inc.	900	4,221
*	Affiliated Computer Services, Inc. Class A	7,400	375,550
*	Agilent Technologies, Inc.	32,400	991,764
	Agilysys, Inc.	3,200	40,544
*	Airspan Networks, Inc.	10,400	11,960
*	Akamai Technologies, Inc.	8,300	291,828
* #	Alliance Data Systems Corp.	3,900	197,457
	Alliance Semiconductor Corp.	2,150	2,580
	Altera Corp.	19,020	325,432
*	American Commercial Lines, Inc.	2,900	49,300
	American Software, Inc. Class A	5,805	49,343
*	AMIS Holdings, Inc.	17,700	120,714
*	Amkor Technology, Inc.	27,100	317,341
* #	Ampex Corp. Class A	474	877
	Amphenol Corp.	16,108	595,513
*	Amtech Systems, Inc.	2,100	26,187
* #	Anadigics, Inc.	9,300	65,472
	Analog Devices, Inc.	26,520	713,918
*	Analysts International Corp.	1,000	1,340
*	Anaren, Inc.	3,573	45,163
*	Anixter International, Inc.	5,600	366,184
*	Ansoft Corp.	3,000	72,960

50

*	Answerthink, Inc.	12,618	$51,103
*	Ansys, Inc.	16,700	624,079
*	Apple, Inc.	51,724	6,466,534
* #	Applied Digital Solutions, Inc.	6,611	5,487
	Applied Materials, Inc.	88,043	1,687,784
* #	Applied Micro Circuits Corp.	12,284	91,270
*	Ariba, Inc.	23,366	208,425
*	Arris Group, Inc.	17,685	101,689
*	Arrow Electronics, Inc.	23,901	779,412
*	Art Technology Group, Inc.	25,702	86,873
*	Ascendia Brands, Inc.	1,095	66
* #	Aspen Technology, Inc.	19,100	213,920
	Astro-Med, Inc.	1,306	12,786
*	Asyst Technologies, Inc.	6,300	22,176
* #	Atari, Inc.	1,469	2,409
* #	Atheros Communications	12,001	291,864
	Atlantic Tele-Network, Inc.	3,100	95,325
*	Atmel Corp.	101,412	329,589
*	ATMI, Inc.	6,953	190,095
*	Authentidate Holding Corp.	1,000	710
*	Autobytel, Inc.	13,045	35,222
*	Autodesk, Inc.	15,300	475,677
	Automatic Data Processing, Inc.	31,470	1,257,227
* #	Avanex Corp.	2,600	2,109
	Avici Systems, Inc.	2,225	17,066
* #	Avid Technology, Inc.	9,610	234,196
*	Aviza Technology, Inc.	2,200	2,057
*	Avnet, Inc.	29,900	1,007,929
*	Avocent Corp.	14,318	239,540
	AVX Corp.	45,060	565,052
*	Aware, Inc.	7,299	29,123
* #	Axcelis Technologies, Inc.	30,094	173,041
*	AXT, Inc.	6,667	36,802
* #	Bankrate, Inc.	3,853	162,828
*	BEA Systems, Inc.	20,660	393,986
*	BearingPoint, Inc.	37,300	60,426
	Bel Fuse, Inc. Class A	400	12,536
	Bel Fuse, Inc. Class B	2,800	76,356
*	Bell Microproducts, Inc.	6,400	21,440
*	Benchmark Electronics, Inc.	18,744	314,899
	Black Box Corp.	5,200	161,200
	Blackbaud, Inc.	3,800	99,332
*	Blackboard, Inc.	2,100	60,417
*	Blue Coat Systems, Inc.	4,800	112,704
*	BMC Software, Inc.	13,200	426,096
*	Bookham, Inc.	28,600	41,756
*	Borland Software Corp.	15,867	30,941
*	Bottomline Technologies, Inc.	7,157	91,896
*	Brightpoint, Inc.	23,740	245,472
*	Broadcom Corp.	50,936	963,200
	Broadridge Financial Solutions, Inc.	20,367	390,028
*	Brocade Communications Systems, Inc.	90,775	698,060

51

*	Brooks Automation, Inc.	12,953	$130,566
*	BSQUARE Corp.	855	3,694
	CA, Inc.	39,500	903,760
*	Cabot Microelectronics Corp.	6,904	231,215
*	CACI International, Inc. Class A	8,600	375,476
*	Cadence Design Systems, Inc.	53,300	566,046
*	CalAmp Corp.	4,500	12,285
*	California Micro Devices Corp.	7,100	22,720
*	Callidus Software, Inc.	4,300	21,113
*	CallWave, Inc.	5,412	13,746
	CAM Commerce Solutions, Inc.	400	15,072
*	Captaris, Inc.	8,736	30,314
*	Cascade Microtech, Inc.	3,830	29,376
#	Cass Information Systems, Inc.	1,322	37,016
*	Catalyst Semiconductor, Inc.	6,300	25,263
*	Catapult Communications Corp.	3,120	19,469
*	Centillium Communications, Inc.	3,300	2,343
*	CEVA, Inc.	6,400	54,592
*	Checkpoint Systems, Inc.	10,100	244,420
*	Cherokee International Corp.	2,335	5,020
*	Chordiant Software, Inc.	3,360	19,354
*	Ciber, Inc.	1,300	5,980
*	Ciena Corp.	17,842	460,859
* #	Ciprico, Inc.	678	2,373
*	Cirrus Logic, Inc.	17,500	89,950
*	Cisco Sytems, Inc.	395,934	9,648,912
*	Citrix Systems, Inc.	8,800	289,784
*	CMGI, Inc.	14,620	167,984
* #	CNET Networks, Inc.	32,300	234,498
* #	Cogent, Inc.	21,355	213,550
	Cognex Corp.	12,100	233,893
*	Cognizant Technology Solutions Corp.	14,634	442,093
* #	Coherent, Inc.	5,944	169,047
	Cohu, Inc.	6,810	106,508
	Comarco, Inc.	900	4,149
* #	CommScope, Inc.	13,461	563,747
	Communications Systems, Inc.	1,455	16,471
*	Computer Sciences Corp.	34,710	1,508,150
*	Computer Task Group, Inc.	1,885	7,936
*	Compuware Corp.	58,020	461,839
*	Comtech Telecommunications Corp.	4,562	197,900
*	Comverse Technology, Inc.	10,150	167,171
* #	Concur Technologies, Inc.	8,900	260,236
* #	Conexant Systems, Inc.	13,100	6,943
* #	Convera Corp.	9,300	17,670
*	Convergys Corp.	22,826	329,607
	Corning, Inc.	100,400	2,332,292
*	CPI International, Inc.	3,434	35,714
*	Credence Systems Corp.	22,900	32,518
* #	Cree, Inc.	18,500	571,650
*	CSG Systems International, Inc.	5,644	64,059
*	CSP, Inc.	400	2,432

52

	CTS Corp.	1,000	$9,700
*	Cyberoptics Corp.	2,261	23,560
*	Cybersource Corp.	8,612	125,821
*	Cymer, Inc.	6,865	194,485
* #	Cypress Semiconductor Corp.	21,580	469,149
#	Daktronics, Inc.	7,700	133,056
*	Datalink Corp.	1,200	4,860
	Dataram Corp.	1,000	3,280
*	DealerTrack Holdings, Inc.	9,000	184,230
*	Dell, Inc.	132,610	2,632,309
#	Diebold, Inc.	13,600	328,032
*	Digi International, Inc.	7,220	76,027
*	Digimarc Corp.	6,593	59,139
* #	Digital River, Inc.	10,300	336,089
*	Diodes, Inc.	5,725	129,213
* #	Ditech Networks, Inc.	7,603	20,756
*	Dolby Laboratories, Inc.	7,200	318,600
*	Dot Hill Systems Corp.	12,800	45,824
*	Double-Take Software, Inc.	1,300	13,507
*	DSP Group, Inc.	5,629	65,296
*	DST Systems, Inc.	3,304	232,139
* #	DTS, Inc.	2,500	60,825
*	Dycom Industries, Inc.	11,418	130,622
*	Dynamics Research Corp.	2,490	24,053
* #	EarthLink, Inc.	26,729	193,251
*	eBay, Inc.	80,901	2,132,550
* #	Echelon Corp.	7,569	85,000
*	EchoStar Holding Corp. Series A	2,484	99,509
* #	EDGAR Online, Inc.	1,700	4,565
*	Edgewater Technology, Inc.	2,640	15,840
*	EFJ, Inc.	4,512	6,091
*	Electro Scientific Industries, Inc.	5,792	93,772
* #	Electroglas, Inc.	3,431	5,901
*	Electronic Arts, Inc.	18,734	885,931
	Electronic Data Systems Corp.	54,600	945,672
*	Electronics for Imaging, Inc.	11,271	169,741
* #	Elixir Gaming Technologies, Inc.	18,400	53,728
*	eLoyalty Corp.	500	5,125
* #	EMC Corp.	91,200	1,417,248
* #	EMCORE Corp.	7,282	80,466
*	EMS Technologies, Inc.	4,600	132,434
*	Emulex Corp.	10,400	154,752
*	Endwave Corp.	2,100	14,700
*	Entegris, Inc.	27,500	193,875
*	Entertainment Distribution Co., Inc.	13,032	7,689
*	Entorian Technologies, Inc.	8,700	12,267
*	Entrust, Inc.	8,900	22,339
*	Epicor Software Corp.	9,879	109,361
*	EPIQ Systems, Inc.	5,650	76,840
*	ePlus, Inc.	1,093	10,930
* #	Equinix, Inc.	7,820	542,317
*	eSpeed, Inc.	7,200	83,592

53

*	Euronet Worldwide, Inc.	13,623	$294,257
*	Evans & Sutherland Computer Corp.	685	692
*	Exar Corp.	600	4,716
*	Excel Technology, Inc.	3,303	85,151
*	Extreme Networks, Inc.	33,772	101,654
*	F5 Networks, Inc.	12,942	286,795
#	Factset Research Systems, Inc.	4,100	215,824
#	Fair Isaac Corp.	9,400	218,080
*	Fairchild Semiconductor Corp. Class A	35,683	397,865
* #	FalconStor Software, Inc.	6,100	50,752
*	Faro Technologies, Inc.	4,314	141,284
* #	FEI Co.	5,810	118,466
	Fidelity National Information Services, Inc.	38,416	1,593,880
* #	Finisar Corp.	28,300	45,563
* #	Fiserv, Inc.	16,400	862,968
*	Flextronics International, Ltd.	45,917	465,598
*	Flir Systems, Inc.	12,300	350,058
*	FormFactor, Inc.	13,620	244,207
*	Forrester Research, Inc.	5,277	140,579
* #	FortuNet, Inc.	1,092	7,502
*	Foundry Networks, Inc.	31,300	371,531
	Frequency Electronics, Inc.	2,000	17,180
*	FSI International, Inc.	3,939	6,421
*	Gartner Group, Inc.	8,200	155,062
*	Gerber Scientific, Inc.	7,679	66,807
#	Gevity HR, Inc.	3,300	23,034
	Global Payments, Inc.	15,900	630,753
*	Globecomm Systems, Inc.	3,483	30,685
*	Goldleaf Financial Solutions, Inc.	4,900	13,034
*	Google, Inc.	15,284	7,201,515
*	Greenfield Online, Inc.	7,500	101,475
*	GSE Systems, Inc.	584	6,015
*	GTSI Corp.	1,900	15,618
*	Harmonic, Inc.	12,900	114,939
	Harris Corp.	4,600	224,618
*	Harris Stratex Networks, Inc. Class A	7,325	73,543
*	Hauppauge Digital, Inc.	1,000	4,300
#	Heartland Payment Systems, Inc.	4,682	103,144
	Henry Jack & Associates, Inc.	14,700	345,891
* #	Hewitt Associates, Inc. Class A	8,400	331,464
	Hewlett-Packard Co.	163,099	7,791,239
*	hi/fn, Inc.	4,047	22,218
*	Hittite Microwave Corp.	2,600	86,086
*	Hughes Communications, Inc.	4,081	190,705
*	Hutchinson Technology, Inc.	6,900	115,920
*	Hypercom Corp.	17,183	63,749
* #	I.D. Systems, Inc.	3,032	21,648
* #	i2 Technologies, Inc.	2,600	33,800
	iBasis, Inc.	3,249	13,191
*	iGATE Capital Corp.	7,732	61,237
* #	Ikanos Communications	8,000	36,480
* #	ImageWare Systems, Inc.	400	540

54

*	I-many, Inc.	6,033	$16,772
#	Imation Corp.	5,600	126,280
#	Imergent, Inc.	1,100	12,100
* #	Immersion Corp.	3,900	32,877
*	InFocus Corp.	6,000	10,740
*	Informatica Corp.	14,500	253,170
	InfoSpace, Inc.	9,800	99,862
	infoUSA, Inc.	16,541	125,877
*	Ingram Micro, Inc.	45,210	690,357
*	Innodata Isogen, Inc.	4,400	24,200
*	Insight Enterprises, Inc.	12,710	222,806
*	InsWeb Corp.	100	1,115
	Integral Systems, Inc.	2,700	65,718
*	Integrated Device Technology, Inc.	51,072	428,494
*	Integrated Silicon Solution, Inc.	4,003	23,898
	Intel Corp.	365,756	7,296,832
* #	Intelli-Check, Inc.	840	2,604
*	Interactive Intelligence, Inc.	2,300	32,798
*	Interlink Electronics, Inc.	200	290
* #	Intermec, Inc.	9,300	204,972
*	Internap Network Services Corp.	4,700	32,900
	International Business Machines Corp.	81,730	9,305,778
*	International Rectifier Corp.	20,332	462,960
*	Internet Capital Group, Inc.	11,120	96,744
*	Interphase Corp.	700	3,990
	Intersil Corp.	36,600	851,682
*	Intervoice, Inc.	5,200	36,764
*	Interwoven, Inc.	9,337	126,516
*	Intest Corp.	1,100	2,354
*	Intevac, Inc.	6,500	83,460
*	IntriCon Corp.	400	2,732
*	Intuit, Inc.	17,000	451,520
*	INX, Inc.	100	800
*	Iomega Corp.	13,186	40,217
* #	iPass, Inc.	20,600	57,268
*	iPCS, Inc.	1,500	28,455
*	Iron Mountain, Inc.	18,500	556,480
*	Iteris, Inc.	5,900	15,930
*	Itron, Inc.	6,600	629,178
*	Ixia	20,192	151,642
*	IXYS Corp.	9,936	70,049
*	j2 Global Communications, Inc.	3,700	79,624
	Jabil Circuit, Inc.	34,000	439,280
*	Jaco Electronics, Inc.	600	708
*	JDA Software Group, Inc.	9,100	155,337
* #	JDS Uniphase Corp.	47,775	628,241
*	Juniper Networks, Inc.	66,500	1,783,530
*	Jupitermedia Corp.	7,500	24,675
	Keithley Instruments, Inc.	3,865	34,978
*	Kemet Corp.	1,900	9,424
*	Key Tronic Corp.	1,400	4,452
* #	Keynote Systems, Inc.	4,420	47,913

55

*	Kintera, Inc.	800	$752
	KLA-Tencor Corp.	18,183	763,868
*	Kopin Corp.	19,400	52,768
*	Kratos Defense & Security Solutions, Inc.	17,953	32,674
*	Kulicke & Soffa Industries, Inc.	6,500	33,475
*	KVH Industries, Inc.	4,291	37,246
* #	L-1 Identity Solutions, Inc.	22,104	264,364
* #	Lam Research Corp.	12,300	494,952
*	LaserCard Corp.	1,700	15,776
*	Lattice Semiconductor Corp.	21,300	54,954
* #	Lawson Software, Inc.	49,726	387,863
*	Leadis Technolgies, Inc.	2,600	5,148
*	LeCroy Corp.	4,000	31,560
*	Lexmark International, Inc.	5,506	181,863
	Linear Technology Corp.	14,500	401,795
*	Lionbridge Technologies, Inc.	19,371	68,767
*	Littlefuse, Inc.	4,700	146,499
*	Logility, Inc.	1,176	12,842
*	LoJack Corp.	4,600	57,408
* #	LookSmart, Ltd.	5,656	20,418
*	Loral Space & Communications, Inc.	4,000	97,040
*	LSI Corp.	84,112	423,924
*	LTX Corp.	9,432	30,654
* #	Lumera Corp.	1,200	2,856
* #	Macrovision Corp.	11,300	172,777
*	Magma Design Automation, Inc.	4,100	40,262
*	Management Network Group, Inc.	4,530	9,694
*	Manatron, Inc.	500	5,760
*	Manhattan Associates, Inc.	4,100	90,446
*	ManTech International Corp. Class A	3,900	171,912
#	Marchex, Inc. Class B	6,800	60,044
*	Mastec, Inc.	10,473	91,220
*	Mattson Technology, Inc.	14,383	85,435
	Maxim Integrated Products, Inc.	34,950	638,537
#	Maximus, Inc.	4,900	177,968
* #	Maxwell Technologies, Inc.	3,000	31,230
*	McAfee, Inc.	15,900	528,993
* #	Mechanical Technology, Inc.	700	497
* #	MEMC Electronic Materials, Inc.	14,216	1,084,396
*	Mentor Graphics Corp.	25,964	236,272
*	Mercury Computer Systems, Inc.	5,000	32,050
*	Merix Corp.	2,600	7,072
	Mesa Laboratories, Inc.	200	4,800
*	Metavante Technologies, Inc.	13,004	281,797
	Methode Electronics, Inc.	7,100	75,615
	Micrel, Inc.	10,161	74,683
#	Microchip Technology, Inc.	12,169	374,562
*	Micron Technology, Inc.	115,561	869,019
*	Micros Systems, Inc.	16,808	538,528
* #	Microsemi Corp.	17,200	374,100
	Microsoft Corp.	507,500	13,814,150
*	MicroStrategy, Inc.	1,202	79,957

56

*	Microtune, Inc.	11,300	$56,952
* #	Midway Games, Inc.	5,200	10,400
* #	Mindspeed Technologies, Inc.	8,500	4,930
*	MIPS Technologies, Inc.	8,400	31,164
*	MIVA, Inc.	4,100	8,610
*	MKS Instruments, Inc.	12,710	255,344
*	Mobility Electronics, Inc.	7,499	10,199
	Mocon, Inc.	847	9,139
*	Moldflow Corp.	2,557	42,600
	Molex, Inc.	14,500	326,685
	Molex, Inc. Class A	13,000	283,010
#	MoneyGram International, Inc.	14,600	53,436
*	Monolithic Power Systems	7,078	117,778
* #	MoSys, Inc.	6,300	29,610
#	Motorola, Inc.	204,003	2,033,910
*	MPS Group, Inc.	16,120	183,768
*	MRV Communications, Inc.	26,900	43,040
*	MSC. Software Corp.	12,751	161,555
	MTS Systems Corp.	3,453	107,699
*	Multi-Fineline Electronix, Inc.	1,400	29,778
*	Nanometrics, Inc.	6,150	39,176
*	Napco Security Systems, Inc.	4,675	25,713
*	Napster, Inc.	11,200	20,608
	National Instruments Corp.	17,001	439,646
	National Semiconductor Corp.	17,781	292,853
*	NAVTEQ Corp.	14,600	1,094,270
*	NCI, Inc.	1,200	21,264
*	NCR Corp.	35,900	795,544
* #	NeoMagic Corp.	600	792
*	NETGEAR, Inc.	7,700	168,014
* #	Netlogic Microsystems, Inc.	4,500	106,200
*	NetManage, Inc.	800	3,800
*	NetScout Systems, Inc.	5,730	53,232
* #	Network Appliance, Inc.	14,014	302,983
*	Network Engines, Inc.	4,876	7,021
* #	Network Equipment Technologies, Inc.	8,400	47,880
*	Newport Corp.	8,365	87,916
	NIC, Inc.	7,986	48,076
*	NMS Communications Corp.	1,800	2,286
*	Novatel Wireless, Inc.	6,500	68,770
*	Novell, Inc.	92,937	692,381
*	Novellus Systems, Inc.	32,400	715,392
*	Nu Horizons Electronics Corp.	4,400	26,136
*	Nuance Communications, Inc.	43,700	718,865
*	NumereX Corp. Class A	2,142	17,050
*	Nvidia Corp.	32,954	704,886
	O.I. Corp.	200	2,054
*	Omniture, Inc.	1,127	25,898
* #	OmniVision Technologies, Inc.	16,200	256,932
*	ON Semiconductor Corp.	57,600	345,600
* #	On2 Technologies, Inc.	3,200	3,424
* #	Online Resources Corp.	5,500	56,320

57

*	Onvia, Inc.	1,000	$7,650
#	Openwave Systems, Inc.	14,600	30,076
*	Oplink Communications, Inc.	6,700	83,281
*	OPNET Technologies, Inc.	5,700	45,372
*	Optical Cable Corp.	100	411
*	Oracle Corp.	338,835	6,370,098
*	Orthovita, Inc.	3,297	9,462
*	OSI Systems, Inc.	3,300	69,795
*	Overland Storage, Inc.	1,300	1,742
*	OYO Geospace Corp.	781	37,597
*	Packeteer, Inc.	8,910	39,828
* #	Palm, Inc.	30,118	194,863
*	PAR Technology Corp.	2,996	23,728
* #	Parametric Technology Corp.	24,992	382,628
	Park Electrochemical Corp.	5,500	129,525
* #	Parkervision, Inc.	3,332	28,955
	Paychex, Inc.	29,454	926,623
*	PC Connection, Inc.	7,826	77,712
*	PC-Tel, Inc.	6,600	44,088
*	PDF Solutions, Inc.	6,139	34,992
	Pegasystems, Inc.	9,450	88,830
*	Perceptron, Inc.	400	4,720
*	Perficient, Inc.	4,463	37,712
*	Performance Technologies, Inc.	3,800	17,822
*	Pericom Semiconductor Corp.	7,600	101,308
*	Perot Systems Corp.	32,314	445,610
*	Pervasive Software, Inc.	4,841	18,541
*	Phoenix Technologies, Ltd.	4,420	72,974
*	Photon Dynamics, Inc.	4,000	41,400
*	Photronics, Inc.	8,000	80,560
*	Pinnacle Data Systems, Inc.	100	225
*	Planar Systems, Inc.	2,600	12,116
*	PlanetOut, Inc.	150	567
	Plantronics, Inc.	13,580	256,119
*	PLATO Learning, Inc.	3,814	14,493
* #	Plexus Corp.	13,034	322,852
*	PLX Technology, Inc.	6,600	42,636
*	PMC-Sierra, Inc.	60,659	290,557
* #	Polycom, Inc.	10,700	233,260
*	Power Integrations, Inc.	5,700	149,910
* #	Powerwave Technologies, Inc.	25,503	72,939
*	Presstek, Inc.	7,922	37,233
* ●	Price Communications Liquidation Trust	5,700	779
*	Progress Software Corp.	4,900	139,846
	QAD, Inc.	6,487	56,696
*	QLogic Corp.	29,600	469,160
#	QUALCOMM, Inc.	106,723	4,521,854
#	Quality Systems, Inc.	2,100	68,418
	Qualstar Corp.	4,008	14,028
*	Quantum Corp.	58,350	145,875
*	Quest Software, Inc.	22,510	320,317
*	QuickLogic Corp.	5,275	15,772

58

* #	Rackable Systems, Inc.	5,700	$52,668
*	Radiant Systems, Inc.	4,600	65,688
*	RadiSys Corp.	6,500	61,815
*	Radyne Corp.	5,100	46,614
*	RAE Systems, Inc.	9,600	22,080
*	Rambus, Inc.	7,500	135,225
*	Ramtron International Corp.	3,396	13,312
*	RealNetworks, Inc.	29,540	172,809
*	Red Hat, Inc.	29,000	517,070
	Relm Wireless Corp.	1,500	3,375
	REMEC, Inc.	400	392
#	Renaissance Learning, Inc.	3,797	49,969
*	RF Micro Devices, Inc.	49,724	156,631
*	RF Monolithics, Inc.	2,200	11,682
	Richardson Electronics, Ltd.	2,200	9,504
*	RightNow Technologies, Inc.	4,300	49,149
*	Rimage Corp.	1,419	32,665
*	Rofin-Sinar Technologies, Inc.	4,200	165,354
*	Rogers Corp.	5,000	158,400
*	Rudolph Technologies, Inc.	5,610	48,863
*	S1 Corp.	8,200	58,056
* #	Saba Software, Inc.	5,204	17,746
*	Safeguard Scientifics, Inc.	23,650	36,421
* #	Salesforce.com, Inc.	7,700	459,844
* #	Sandisk Corp.	34,700	817,185
*	Sanmina-SCI Corp.	89,700	148,005
*	Sapient Corp.	24,788	182,935
* #	SatCon Technology Corp.	400	772
*	SAVVIS, Inc.	7,900	153,497
*	ScanSource, Inc.	5,100	173,247
*	Scientific Learning Corp.	3,936	19,719
*	SCM Microsystems, Inc.	3,023	9,009
*	Seachange International, Inc.	9,700	57,230
*	Secure Computing Corp.	20,000	162,400
*	Selectica, Inc.	900	1,323
* #	Semitool, Inc.	8,497	66,786
*	Semtech Corp.	18,672	237,881
*	SI International, Inc.	3,800	94,544
* #	Sigma Designs, Inc.	6,200	182,590
* #	Sigmatel, Inc.	5,488	15,970
*	Silicon Image, Inc.	24,800	113,584
*	Silicon Laboratories, Inc.	11,500	355,925
*	Silicon Storage Technology, Inc.	30,650	86,740
*	SiRF Technology Holdings, Inc.	12,740	82,428
* #	Skyworks Solutions, Inc.	46,700	385,742
*	SM&A	2,025	12,535
* #	Smith Micro Software, Inc.	5,000	25,600
* #	SoftBrands, Inc.	3,400	4,250
* #	Sonic Foundry, Inc.	1,800	1,350
* #	Sonic Solutions, Inc.	7,600	68,628
*	SonicWALL, Inc.	14,360	119,619
* #	Sonus Networks, Inc.	40,000	132,800

59

* #	Sourcefire, Inc.	1,400	$8,400
*	SourceForge, Inc.	4,939	8,495
*	Spectrum Control, Inc.	2,600	23,426
*	SPSS, Inc.	2,400	91,272
*	SRA International, Inc.	5,200	124,800
*	SRS Labs, Inc.	1,600	7,040
* #	Standard Microsystems Corp.	5,404	153,203
	StarTek, Inc.	4,110	35,387
* #	STEC, Inc.	14,757	107,431
* #	Stratasys, Inc.	4,500	84,420
*	SumTotal Systems, Inc.	4,900	22,246
*	Sun Microsystems, Inc.	73,962	1,212,977
*	Sunair Electronics, Inc.	400	676
* #	SunPower Corp. Class A	3,100	203,732
*	Sunrise Telecom, Inc.	500	850
* #	Supertex, Inc.	1,953	40,427
*	SupportSoft, Inc.	13,092	45,953
* #	Sybase, Inc.	17,300	460,526
*	Sycamore Networks, Inc.	68,249	238,189
*	Sykes Enterprises, Inc.	11,700	196,443
*	Symantec Corp.	74,100	1,247,844
*	Symmetricom, Inc.	13,100	44,802
* #	Synaptics, Inc.	3,200	85,728
*	SYNNEX Corp.	9,500	197,695
*	Synopsys, Inc.	26,190	607,870
*	Synplicity, Inc.	5,531	30,697
#	Syntel, Inc.	3,090	84,141
* #	Take-Two Interactive Software, Inc.	12,500	331,250
*	Tech Data Corp.	15,400	513,590
	Technitrol, Inc.	9,068	199,587
*	Technology Solutions Co.	294	767
*	TechTeam Global, Inc.	2,566	22,453
*	Techwell, Inc.	2,000	19,960
*	Tekelec	12,800	152,448
*	TeleCommunication Systems, Inc.	8,000	24,800
* #	Telkonet, Inc.	4,700	3,854
*	Tellabs, Inc.	61,586	405,236
*	Telular Corp.	4,261	14,999
*	Teradata Corp.	13,700	345,651
*	Teradyne, Inc.	34,722	416,317
* #	Terremark Worldwide, Inc.	12,755	63,775
*	Tessco Technologies, Inc.	1,988	32,385
*	Tessera Technologies, Inc.	4,159	97,986
	Texas Instruments, Inc.	83,500	2,501,660
* #	The Knot, Inc.	4,500	51,975
	TheStreet.com, Inc.	6,454	58,473
*	Think Partnership, Inc.	9,745	9,940
*	THQ, Inc.	13,900	260,069
*	TIBCO Software, Inc.	48,288	340,430
*	Tier Technologies, Inc. Class B	500	4,025
*	TNS, Inc.	3,000	53,550
*	Tollgrade Communications, Inc.	2,700	14,904

60

	Total System Services, Inc.	32,508	$722,653
* #	Track Data Corp.	1,200	2,004
*	Transact Technologies, Inc.	1,100	5,368
*	Transwitch Corp.	2,028	1,318
* #	Travelzoo, Inc.	700	7,070
*	Trident Microsystems, Inc.	4,300	21,457
* #	Trimble Navigation, Ltd.	25,300	691,702
	Trio-Tech International	255	1,364
* #	Triquint Semiconductor, Inc.	41,577	196,243
	TSR, Inc.	400	1,698
*	TTM Technologies, Inc.	12,978	143,018
*	Tumbleweed Communications Corp.	9,557	12,233
*	Tyler Technologies, Inc.	9,800	135,730
*	Ulticom, Inc.	5,536	38,752
*	Ultimate Software Group, Inc.	2,100	57,246
*	Ultra Clean Holdings, Inc.	5,100	48,960
* #	Ultratech, Inc.	6,078	58,531
*	Unica Corp.	1,600	12,048
*	Unisys Corp.	51,525	212,798
#	United Online, Inc.	19,310	192,714
* #	Universal Display Corp.	3,960	67,478
* #	UTStarcom, Inc.	35,743	100,795
* #	ValueClick, Inc.	20,408	394,078
*	Varian Semiconductor Equipment Associates, Inc.	15,665	529,164
* #	Veeco Instruments, Inc.	6,910	107,105
* #	VeriFone Holdings, Inc.	7,800	161,070
*	Verint Systems, Inc.	3,500	52,920
*	VeriSign, Inc.	24,900	866,520
*	Viasat, Inc.	6,411	134,439
*	Vicon Industries, Inc.	600	3,270
* #	Video Display Corp.	1,200	9,468
*	Vignette Corp.	5,300	67,045
*	Virage Logic Corp.	7,353	47,206
*	Vishay Intertechnology, Inc.	48,110	439,244
*	Vocus, Inc.	1,300	31,928
* #	Vyyo, Inc.	1,900	2,755
* #	Wave Systems Corp. Class A	2,100	2,709
*	Websense, Inc.	9,010	175,425
*	Website Pros, Inc.	7,631	84,246
*	Westell Technologies, Inc.	13,640	24,006
* #	Western Digital Corp.	26,193	808,578
	Western Union Co.	15,489	322,171
*	White Electronics Designs Corp.	4,040	16,928
*	Wind River Systems, Inc.	25,016	180,866
*	Wireless Telecom Group, Inc.	3,716	6,094
*	Wireless Xcessories Group, Inc.	360	511
* #	WJ Communications, Inc.	2,000	1,440
*	WPCS International, Inc.	2,200	14,256
*	Wright Express Corp.	3,400	98,396
	Xerox Corp.	87,550	1,286,985
#	Xilinx, Inc.	31,100	695,396
*	X-Rite, Inc.	8,415	68,919

61

*	Yahoo!, Inc.	80,458	$2,235,123
*	Zebra Technologies Corp. Class A	13,300	443,156
*	ZILOG, Inc.	3,100	10,354
* #	Zix Corp.	200	784
*	Zones, Inc.	1,900	17,632
*	Zoran Corp.	10,520	144,440
*	Zygo Corp.	3,050	38,857
Total Information Technology			193,933,388

Materials — (4.6%)
	A. Schulman, Inc.	2,800	57,232
	A.M. Castle & Co.	4,900	108,927
*	AEP Industries, Inc.	600	18,234
	Air Products & Chemicals, Inc.	8,265	754,842
	Airgas, Inc.	14,869	722,485
	AK Steel Holding Corp.	6,000	315,720
	Albemarle Corp.	14,400	546,336
	Alcoa, Inc.	75,704	2,811,647
#	Allegheny Technologies, Inc.	5,314	411,038
#	AMCOL International Corp.	3,700	106,634
*	American Pacific Corp.	1,505	24,246
	American Vanguard Corp.	3,666	55,393
*	Amerigon, Inc.	600	10,896
	Aptargroup, Inc.	14,248	534,015
	Arch Chemicals, Inc.	7,100	247,861
	Ashland, Inc.	16,565	731,676
*	Atlantis Plastics, Inc.	600	306
	Balchem Corp.	4,085	81,863
	Ball Corp.	5,100	224,910
* #	Basin Water, Inc.	5,400	41,958
	Bemis Co., Inc.	26,800	665,176
*	Brush Engineered Materials, Inc.	5,700	158,346
*	Buckeye Technologies, Inc.	10,100	109,181
#	Cabot Corp.	13,032	357,077
#	Calgon Carbon Corp.	6,400	104,576
*	Caraustar Industries, Inc.	3,800	8,360
	Carpenter Technology Corp.	10,250	644,008
	Celanese Corp. Class A	9,400	365,660
* #	Century Aluminum Co.	8,553	565,610
	CF Industries Holdings, Inc.	9,000	1,098,720
	Chemtura Corp.	67,650	558,789
	Chesapeake Corp.	3,200	11,200
#	Cleveland-Cliffs, Inc.	6,800	812,328
* #	Coeur d’Alene Mines Corp.	71,900	346,558
	Commercial Metals Co.	31,100	947,306
	Compass Minerals International, Inc.	7,052	401,400
* #	Constar International, Inc.	1,500	4,350
*	Continental Materials Corp.	100	2,345
*	Core Molding Technologies, Inc.	1,400	9,940
*	Crown Holdings, Inc.	24,600	612,786
	Cytec Industries, Inc.	12,562	719,551
	Deltic Timber Corp.	2,700	128,358

62

	Dow Chemical Co.	83,680	$3,153,899
	duPont (E.I.) de Nemours & Co., Inc.	58,300	2,706,286
#	Eagle Materials, Inc.	10,286	365,770
#	Eastman Chemical Co.	12,500	822,625
	Ecolab, Inc.	14,900	697,171
	Empire Resources, Inc.	1,300	6,383
* #	Esmark, Inc.	3,000	34,800
	Ferro Corp.	14,200	228,620
*	Flotek Industries, Inc.	2,328	52,915
	FMC Corp.	11,800	667,998
	Freeport-McMoRan Copper & Gold, Inc. Class B	24,112	2,431,936
	Friedman Industries, Inc.	1,100	5,654
#	General Maritime Corp.	6,300	148,302
* #	General Moly, Inc.	1,600	17,104
#	Georgia Gulf Corp.	6,710	40,663
	Gibraltar Industries, Inc.	6,000	65,580
	Glatfelter Co.	11,500	151,455
*	Graphic Packaging Corp.	57,567	177,306
	Greif, Inc. Class A	4,900	320,411
	Greif, Inc. Class B	2,536	149,624
	H.B. Fuller Co.	15,112	343,798
	Hawkins, Inc.	1,859	27,439
* #	Headwaters, Inc.	12,700	155,702
* #	Hecla Mining Co.	25,418	292,307
	Hercules, Inc.	24,100	441,512
	Huntsman Corp.	14,400	347,472
*	ICO, Inc.	5,300	41,287
	Innophos Holdings, Inc.	900	11,898
	International Flavors & Fragrances, Inc.	14,700	634,011
	International Paper Co.	36,610	1,160,537
*	Ion Geophysical Corp.	12,316	163,680
	Kaiser Aluminum Corp.	3,235	237,287
	KMG Chemicals, Inc.	1,960	31,870
	Koppers Holdings, Inc.	4,500	187,965
#	Kronos Worldwide, Inc.	6,077	112,425
*	Landec Corp.	3,500	32,830
	Louisiana-Pacific Corp.	26,500	288,320
* #	LSB Industries, Inc.	2,300	54,855
	Lubrizol Corp.	10,814	630,456
#	Martin Marietta Materials, Inc.	2,600	279,760
*	Material Sciences Corp.	3,017	22,265
*	Maxxam, Inc.	661	19,169
	MeadWestavco Corp.	36,816	944,699
	Metal Management, Inc.	5,500	333,685
*	Metalico, Inc.	6,900	80,247
	Minerals Technologies, Inc.	4,300	259,204
* #	Mines Management, Inc.	2,200	9,240
*	Mod-Pac Corp.	400	2,476
	Monsanto Co.	26,639	3,081,600
	Myers Industries, Inc.	5,506	67,008
	Nalco Holding Co.	26,300	568,080
* #	Nanophase Technologies Corp.	700	2,233

63

	Neenah Paper, Inc.	4,400	$114,620
#	Nevada Chemicals, Inc.	2,145	18,662
	NewMarket Corp.	3,600	241,020
#	Newmont Mining Corp.	22,770	1,165,141
#	NL Industries, Inc.	13,200	143,352
	NN, Inc.	2,430	23,668
*	Northern Technologies International Corp.	800	6,304
*	Northwest Pipe Co.	1,579	65,907
	Nucor Corp.	18,310	1,182,277
	Olin Corp.	11,914	228,987
	Olympic Steel, Inc.	2,550	105,315
* #	OM Group, Inc.	6,361	385,031
*	OMNOVA Solutions, Inc.	6,100	23,790
* #	Owens-Illinois, Inc.	14,700	829,815
#	Packaging Corp. of America	22,700	517,333
*	Pactiv Corp.	18,107	458,469
*	Patriot Coal Corp.	1,650	88,605
	Penford Corp.	3,300	72,237
*	Peoplesupport, Inc.	4,900	56,889
* #	PolyOne Corp.	26,420	171,730
#	PPG Industries, Inc.	19,130	1,185,677
	Praxair, Inc.	18,671	1,498,908
	Quaker Chemical Corp.	3,070	72,145
	Quanex Corp.	7,759	399,201
*	Ready Mix, Inc.	300	1,800
	Reliance Steel & Aluminum Co.	16,026	889,603
*	Rock of Ages Corp.	500	2,435
	Rock-Tenn Co. Class A	9,300	249,519
*	Rockwood Holdings, Inc.	15,665	480,759
#	Rohm & Haas Co.	28,950	1,552,010
*	Rosetta Resources, Inc.	9,082	185,818
#	Royal Gold, Inc.	6,369	200,687
	RPM International, Inc.	24,772	517,983
* #	RTI International Metals, Inc.	4,905	269,137
	Schnitzer Steel Industries, Inc. Class A	3,781	247,542
	Schweitzer-Maudoit International, Inc.	4,700	107,959
	Scotts Miracle-Gro Co. Class A	13,231	470,891
	Sealed Air Corp.	21,820	528,262
	Sensient Technologies Corp.	9,500	255,930
	Sigma-Aldrich Corp.	6,420	353,228
	Silgan Holdings, Inc.	7,490	350,083
*	Smurfit-Stone Container Corp.	71,409	567,702
#	Southern Copper Corp.	17,500	1,996,925
	Spartech Corp.	6,900	97,773
#	Steel Dynamics, Inc.	9,361	545,372
	Stepan Co.	3,100	105,710
* #	Stillwater Mining Co.	25,820	530,085
*	Symyx Technologies, Inc.	7,300	47,815
#	Synalloy Corp.	807	10,523
	Temple-Inland, Inc.	15,720	215,836
* #	Terra Industries, Inc.	15,020	679,054
#	Texas Industries, Inc.	3,869	222,854

64

*	The Mosaic Co.	20,000	$2,226,000
	Titanium Metals Corp.	13,216	272,514
#	Tronox, Inc. Class B	983	4,335
*	U.S. Concrete, Inc.	8,100	32,319
* #	U.S. Gold Corp.	12,000	42,120
*	United States Lime & Minerals, Inc.	1,184	35,461
	United States Steel Corp.	11,620	1,260,189
*	Universal Stainless & Alloy Products, Inc.	2,200	66,858
	Valhi, Inc.	23,964	463,224
	Valspar Corp.	25,483	552,726
	Vulcan Materials Co.	6,412	449,481
* #	W.R. Grace & Co.	15,300	324,819
	Wausau Paper Corp.	8,610	67,502
	Wellman, Inc.	2,933	147
#	Westlake Chemical Corp.	12,216	197,166
	Weyerhaeuser Co.	19,745	1,208,394
*	Williams Industries, Inc.	100	224
#	Worthington Industries, Inc.	19,510	343,181
	Zep, Inc.	3,027	47,524
* #	Zoltek Companies, Inc.	7,134	163,226
Total Materials			68,043,451

Telecommunication Services — (2.4%)
	Alaska Communications Systems Group, Inc.	8,769	99,353
*	American Tower Corp.	25,765	990,407
*	Arbinet-thexchange, Inc.	8,200	41,000
	AT&T, Inc.	405,575	14,126,177
*	Cbeyond, Inc.	3,600	59,004
*	Centennial Communications Corp.	16,556	87,250
	CenturyTel, Inc.	23,310	843,589
*	Cincinnati Bell, Inc.	53,800	208,744
	Citizens Communications Co.	64,931	697,359
*	Cogent Communications Group, Inc.	5,800	112,984
	Consolidated Communications Holdings, Inc.	3,325	47,913
* #	Crown Castle International Corp.	36,715	1,325,044
	D&E Communications, Inc.	4,625	50,366
	Embarq Corp.	10,050	421,497
#	FairPoint Communications, Inc.	8,800	86,592
*	FiberTower Corp.	11,189	16,784
*	General Communications, Inc. Class A	9,610	55,642
	Hickory Tech Corp.	1,941	17,780
	IDT Corp.	200	1,170
#	IDT Corp. Class B	8,110	47,525
#	Iowa Telecommunications Services, Inc.	7,800	123,474
* #	LCC International, Inc. Class A	4,925	8,077
*	Leap Wireless International, Inc.	5,400	230,904
* #	Level 3 Communications, Inc.	79,128	176,455
*	NeuStar, Inc.	15,800	405,428
*	Nexstar Broadcasting Group, Inc.	500	3,700
* #	Nextwave Wireless, Inc.	21,993	118,542
* #	NII Holdings, Inc.	8,361	332,183
*	PAETEC Holding Corp.	10,987	84,820

65

*	Point.360	1,448	$2,534
*	Premiere Global Services, Inc.	12,800	180,864
	Qwest Communications International, Inc.	70,500	380,700
#	Regal Entertainment Group	28,000	552,440
*	Rural Cellular Corp. Class A	1,900	83,657
*	SBA Communications Corp.	13,500	419,175
	Shenandoah Telecommunications Co.	3,906	58,160
*	Spark Networks, Inc.	1,000	4,720
	Sprint Nextel Corp.	156,755	1,114,528
#	SureWest Communications	3,000	37,710
*	Syniverse Holdings, Inc.	9,700	164,415
	Telephone & Data Systems, Inc.	11,263	528,235
	Telephone & Data Systems, Inc. Special Shares	8,606	370,919
* #	Terrestar Corp.	18,200	98,098
*	Time Warner Telecom, Inc.	31,750	506,095
*	United States Cellular Corp.	8,343	525,609
*	USA Mobility, Inc.	5,184	54,432
	Verizon Communications, Inc.	273,607	9,937,406
	Warwick Valley Telephone Co.	804	8,981
	Windstream Corp.	12,379	145,577
*	Xeta Corp.	1,182	4,976
Total Telecommunication Services			35,998,994

Utilities — (3.1%)
*	AES Corp.	30,194	542,888
	AGL Resources, Inc.	12,600	436,968
	Allegheny Energy, Inc.	7,279	368,827
	ALLETE, Inc.	6,700	241,468
	Alliant Energy Corp.	7,500	260,550
#	Ameren Corp.	14,561	621,755
	American Electric Power Co., Inc.	23,893	977,702
	American States Water Co.	3,600	117,180
#	Aqua America, Inc.	27,467	522,972
*	Aquila, Inc.	42,600	138,876
	Artesian Resources Corp. Class A	870	16,426
	Atmos Energy Corp.	19,100	496,600
	Avista Corp.	11,500	209,760
#	Black Hills Corp.	7,700	275,352
* #	Cadiz, Inc.	900	13,428
#	California Water Service Group	3,200	120,384
	CenterPoint Energy, Inc.	21,416	314,387
	Central Vermont Public Service Corp.	1,800	43,110
	CH Energy Group, Inc.	3,400	121,652
	Chesapeake Utilities Corp.	1,547	44,337
	Cleco Corp.	11,700	268,047
#	CMS Energy Corp.	36,400	523,796
	Connecticut Water Services, Inc.	1,500	36,075
	Consolidated Edison, Inc.	17,423	712,426
	Constellation Energy Group	1,100	97,185
	Delta Natural Gas Co., Inc.	500	12,760
	Dominion Resources, Inc.	27,284	1,089,723
	DPL, Inc.	24,500	624,995

66

	DTE Energy Co.	12,259	$488,766
	Duke Energy Corp.	75,222	1,319,394
* #	Dynegy, Inc.	41,705	308,617
	Edison International	19,491	962,855
*	El Paso Electric Co.	9,900	202,554
	Empire District Electric Co.	7,400	151,774
	Energen Corp.	9,500	570,000
	Energy East Corp.	18,400	490,360
	Energy West, Inc.	450	4,230
#	EnergySouth, Inc.	1,103	55,988
	Entergy Corp.	8,957	920,242
* #	Environmental Power Corp.	700	3,451
#	Equitable Resources, Inc.	6,320	389,438
	Exelon Corp.	39,380	2,947,593
	FirstEnergy Corp.	14,101	953,087
	Florida Public Utilities Co.	1,100	13,145
	FPL Group, Inc.	18,340	1,105,719
	Great Plains Energy, Inc.	18,600	472,998
#	Hawaiian Electric Industries, Inc.	11,800	265,028
#	IDACORP, Inc.	6,300	187,740
	Integrys Energy Group, Inc.	12,262	563,684
	ITC Holdings Corp.	8,600	458,380
	Laclede Group, Inc.	4,200	143,430
*	Maine & Maritimes Corp.	200	6,440
	MDU Resources Group, Inc.	12,665	332,583
#	MGE Energy, Inc.	4,732	149,342
	Middlesex Water Co.	2,747	51,781
* #	Mirant Corp.	40,200	1,487,400
	National Fuel Gas Co.	11,455	538,958
	New Jersey Resources Corp.	4,700	216,247
	Nicor, Inc.	9,800	334,180
#	NiSource, Inc.	22,714	390,454
	Northeast Utilities, Inc.	12,900	327,273
	Northwest Natural Gas Co.	4,100	172,364
*	NRG Energy, Inc.	47,300	1,952,071
	NSTAR	23,100	713,790
	OGE Energy Corp.	19,600	636,412
	Oneok, Inc.	8,655	403,063
#	Ormat Technologies, Inc.	6,000	261,960
	Otter Tail Corp.	4,200	136,290
#	Pepco Holdings, Inc.	13,630	344,430
	PG&E Corp.	21,163	796,999
#	Piedmont Natural Gas Co.	11,100	273,060
	Pinnacle West Capital Corp.	6,355	225,920
	PNM Resources, Inc.	15,000	177,600
	Portland General Electric Co.	13,700	319,621
	PPL Corp.	17,510	794,604
	Progress Energy, Inc.	16,673	698,765
	Public Service Enterprise Group, Inc.	48,200	2,125,620
	Puget Energy, Inc.	19,000	507,300
	Questar Corp.	17,160	948,090
*	Reliant Energy, Inc.	68,200	1,554,960

67

	RGC Resources, Inc.	200	$5,550
	SCANA Corp.	8,247	312,314
	Sempra Energy	11,950	634,904
	Sierra Pacific Resources	50,400	650,664
#	SJW Corp.	5,400	163,188
	South Jersey Industries, Inc.	5,300	181,101
	Southern Co.	33,955	1,172,466
	Southern Union Co.	23,700	609,564
	Southwest Gas Corp.	9,300	237,987
#	Southwest Water Co.	6,920	75,912
	TECO Energy, Inc.	34,016	509,560
	UGI Corp.	17,100	437,931
	UIL Holdings Corp.	5,533	162,615
	Unisource Energy Corp.	7,210	170,517
	Unitil Corp.	1,052	28,194
	Vectren Corp.	16,500	425,205
	Westar Energy, Inc.	21,600	490,968
	WGL Holdings, Inc.	8,200	255,758
	Wisconsin Energy Corp.	8,206	357,946
	Xcel Energy, Inc.	27,011	535,358
	York Water Co.	2,711	41,749
Total Utilities			46,565,130

TOTAL COMMON STOCKS			1,270,569,691

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	157	172
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
*	Security Bank Corp. Rights 03/10/08	3,302	185
TOTAL RIGHTS/WARRANTS			357

TEMPORARY CASH INVESTMENTS — (0.8%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,972,285	10,972,285

68

	Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (13.9%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $223,140,434 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/21 to 07/01/47, valued at $186,935,090) to be repurchased at $181,538,019	$181,490	$181,490,378
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $8,020,514 FNMA 6.000%, 12/01/37, valued at $8,097,682) to be repurchased at $7,828,041	7,826	7,825,987
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $22,720,000 FNMA 6.126%(r), 10/01/36, valued at $18,699,755) to be repurchased at $18,158,121	18,153	18,153,325

TOTAL SECURITIES LENDING COLLATERAL		$207,469,690

TOTAL INVESTMENTS - (100.0%)
(Cost $1,543,081,026)##		$1,489,012,023

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,281,541,555
Level 2 – Other Significant Observable Inputs	207,470,468
Level 3 – Significant Unobservable Inputs	—
Total	$1,489,012,023

69

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.6%)
Consumer Discretionary — (11.0%)
*	1-800-FLOWERS.COM, Inc.	18,695	$150,308
*	4Kids Entertainment, Inc.	6,000	71,040
* #	99 Cents Only Stores	26,700	248,043
*	A.C. Moore Arts & Crafts, Inc.	15,324	131,327
	Aaron Rents, Inc.	29,300	574,866
	Aaron Rents, Inc. Class A	3,344	61,028
#	Abercrombie & Fitch Co.	6,200	480,686
* #	AbitibiBowater Canada, Inc.	10,244	106,025
*	Acme Communications, Inc.	9,330	27,430
	Acme United Corp.	1,702	22,994
	Advance Auto Parts, Inc.	53,000	1,777,620
* #	Aeropostale, Inc.	14,029	376,819
*	AFC Enterprises, Inc.	7,200	54,360
*	Aftermarket Technology Corp.	18,944	355,200
*	AH Belo Corp. Series A	15,045	183,098
	Aldila, Inc.	4,118	66,917
*	Alloy, Inc.	6,760	51,984
*	Amazon.com, Inc.	15,959	1,028,877
	Ambassadors Group, Inc.	1,200	21,528
* #	AMDL, Inc.	1,400	4,270
	American Axle & Manufacturing Holdings, Inc.	41,700	820,656
*	American Biltrite, Inc.	500	3,625
	American Eagle Outfitters, Inc.	81,550	1,742,723
#	American Greetings Corp. Class A	29,700	558,954
*	America’s Car-Mart, Inc.	8,700	94,830
#	Ameristar Casinos, Inc.	39,773	771,198
*	AnnTaylor Stores Corp.	38,500	924,770
*	Apollo Group, Inc. Class A	15,844	972,505
	Arbitron, Inc.	7,553	316,622
#	Arctic Cat, Inc.	9,060	68,494
	Ark Restaurants Corp.	2,168	66,774
#	ArvinMeritor, Inc.	36,600	413,214
	Asbury Automotive Group, Inc.	23,072	323,469
*	Audible, Inc.	12,936	148,117
*	Audiovox Corp. Class A	1,100	9,900
*	AutoNation, Inc.	139,008	2,025,347
*	Autozone, Inc.	5,600	644,448
* #	Avatar Holdings, Inc.	6,328	272,610
*	Bakers Footwear Group, Inc.	2,149	4,556
*	Ballantyne of Omaha, Inc.	8,388	41,353
* #	Bally Technologies, Inc.	13,500	511,785
#	Barnes & Noble, Inc.	42,722	1,201,343
*	Barry (R.G.) Corp.	5,567	44,425

1

	Beasley Broadcast Group, Inc.	5,114	$28,383
	Bebe Stores, Inc.	55,676	679,804
* #	Bed Bath and Beyond, Inc.	101,000	2,862,340
	Belo Corp. Class A	75,229	885,445
*	Benihana, Inc.	3,594	39,822
*	Benihana, Inc. Class A	5,026	53,828
	Best Buy Co., Inc.	19,568	841,620
#	Big 5 Sporting Goods Corp.	3,500	32,375
* #	Big Dog Holdings, Inc.	4,714	50,063
*	Big Lots, Inc.	50,275	847,134
* #	BJ’s Restaurants, Inc.	22,470	304,693
	Black & Decker Corp.	20,700	1,423,539
#	Blockbuster, Inc. Class A	103,622	315,011
*	Blockbuster, Inc. Class B	53,203	147,372
* #	Blue Nile, Inc.	5,300	234,048
* #	Bluegreen Corp.	1,300	10,998
	Blyth, Inc.	20,600	408,498
	Bob Evans Farms, Inc.	21,920	634,584
#	Bon-Ton Stores, Inc.	8,700	49,764
	Books-A-Million, Inc.	14,030	116,309
#	Borders Group, Inc.	7,072	65,487
	BorgWarner, Inc.	36,900	1,590,759
	Bowl America, Inc. Class A	962	14,815
#	Boyd Gaming Corp.	57,300	1,208,457
*	Bright Horizons Family Solutions, Inc.	11,100	499,278
	Brinker International, Inc.	52,890	975,292
	Brown Shoe Company, Inc.	34,927	512,728
#	Brunswick Corp.	48,068	783,028
	Buckle, Inc.	21,050	955,670
* #	Buffalo Wild Wings, Inc.	6,322	146,481
* #	Build-A-Bear-Workshop, Inc.	12,100	140,602
#	Building Materials Holding Corp.	3,272	18,912
#	Bunge, Ltd.	25,800	2,859,672
	Burger King Holdings, Inc.	27,600	708,216
* #	Cabela’s, Inc.	37,100	502,705
*	Cablevision Systems New York Group Class A	8,000	214,320
*	Cache, Inc.	12,100	120,516
* #	California Coastal Communities, Inc.	6,342	32,408
* #	California Pizza Kitchen, Inc.	17,400	242,556
	Callaway Golf Co.	55,300	842,772
	Canterbury Park Holding Corp.	1,959	19,786
* #	Career Education Corp.	50,298	746,925
* #	CarMax, Inc.	83,100	1,525,716
#	Carmike Cinemas, Inc.	8,500	61,455
#	Carnival Corp.	127,100	5,001,385
*	Carriage Services, Inc.	12,214	96,491
*	Carter’s, Inc.	35,900	553,937
* #	Casual Male Retail Group, Inc.	7,100	27,406
	Cato Corp. Class A	19,700	308,502

2

*	Cavalier Homes, Inc.	11,687	$19,868
* #	Cavco Industries, Inc.	4,599	151,491
	CBRL Group, Inc.	12,395	451,426
	CBS Corp. Class A	6,831	155,747
	CBS Corp. Class B	162,200	3,701,404
* #	CEC Entertainment, Inc.	16,908	453,642
#	Centex Corp.	25,900	574,721
* #	Champion Enterprises, Inc.	57,580	511,310
	Charles and Colvard, Ltd.	4,375	5,600
*	Charlotte Russe Holding, Inc.	11,400	221,958
* #	Charter Communications, Inc.	162,925	156,734
*	Cheesecake Factory, Inc.	50,808	1,062,395
#	Cherokee, Inc.	8,805	298,049
*	Chicos FAS, Inc.	14,081	131,094
*	Chipotle Mexican Grill, Inc. Class B	3,900	335,088
	Choice Hotels International, Inc.	16,200	525,690
	Christopher & Banks Corp.	20,416	220,493
*	Chromcraft Revington, Inc.	1,085	4,882
	Churchill Downs, Inc.	11,420	519,953
#	Circuit City Stores, Inc.	27,900	123,318
#	Citadel Broadcasting Co.	79,015	82,966
* #	Citi Trends, Inc.	7,900	114,629
#	CKE Restaurants, Inc.	39,891	441,992
*	CKX, Inc.	30,161	269,036
	Clear Channel Communications, Inc.	38,588	1,234,816
*	Coach, Inc.	14,457	438,336
	Coachmen Industries, Inc.	800	3,544
	Coast Distribution System, Inc.	944	5,098
	Cobra Electronics Corp.	3,055	14,633
* #	Coinstar, Inc.	17,125	499,365
*	Coldwater Creek, Inc.	10,150	56,129
	Collectors Universe, Inc.	7,769	72,329
#	Columbia Sportswear Co.	25,500	1,053,915
*	Comcast Corp. Class A	536,742	10,487,939
*	Comcast Corp. Special Class A Non-Voting	255,484	4,943,615
*	Concord Camera Corp.	2,039	8,910
* #	Conn’s, Inc.	16,000	204,000
#	Cooper Tire & Rubber Co.	49,860	900,970
* #	Corinthian Colleges, Inc.	63,899	507,997
	Courier Corp.	12,483	339,662
*	Cox Radio, Inc.	29,900	328,601
#	CPI Corp.	2,685	44,517
	Craftmade International, Inc.	2,141	20,404
* #	Crown Media Holdings, Inc.	34,165	189,274
* #	CSK Auto Corp.	16,722	151,669
	CSS Industries, Inc.	8,300	289,753
*	Culp, Inc.	10,400	75,920
* #	Cumulus Media, Inc. Class A	8,222	45,221
*	Cybex International, Inc.	8,781	35,563
*	Cycle Country Accessories Corp.	554	1,086
	Darden Restaurants, Inc.	9,600	295,968
*	Deckers Outdoor Corp.	6,300	697,032

3

	Decorator Industries, Inc.	452	$2,016
*	dELiA*s, Inc.	1,343	2,673
	Delta Apparel, Inc.	3,378	29,963
*	Design Within Reach, Inc.	7,449	17,952
	DeVry, Inc.	25,900	1,138,046
*	DG Fastchannel, Inc.	10,832	218,698
*	Dick’s Sporting Goods, Inc.	17,200	474,376
*	Diedrich Coffee, Inc.	3,885	12,354
#	Dillards, Inc. Class A	56,644	837,765
*	Directed Electronics, Inc.	700	1,540
*	Discovery Holding Co. Class A	143,919	3,248,252
*	Discovery Holding Co. Class B	4,395	112,072
*	DISH Network Corp. Class A	9,200	272,780
	Disney (Walt) Co.	453,812	14,708,047
*	Dixie Group, Inc.	4,224	37,213
*	Dollar Tree Stores, Inc.	49,400	1,325,402
*	Dorman Products, Inc.	11,143	117,001
#	Dover Downs Gaming & Entertainment, Inc.	10,000	91,200
	Dover Motorsports, Inc.	9,256	63,959
*	DreamWorks Animation SKG, Inc.	58,400	1,482,192
*	Drew Industries, Inc.	16,400	442,144
*	drugstore.com, Inc.	36,433	102,012
	DRYCLEAN USA, Inc.	100	106
*	Duckwall-ALCO Stores, Inc.	100	1,567
	E.W. Scripps Co.	42,355	1,769,168
#	Eastman Kodak Co.	96,615	1,640,523
	Educational Development Corp.	1,500	8,430
*	Einstein Noah Restaurant Group, Inc.	1,400	21,574
*	EMAK Worldwide, Inc.	1,200	1,200
*	Emerson Radio Corp.	15,028	16,230
	Emmis Communications Corp. Class A	21,152	62,610
* #	Enova Systems, Inc.	780	3,510
#	Entercom Communications Corp.	21,172	236,491
*	Entravision Communications Corp.	47,872	277,658
* #	Escala Group, Inc.	3,900	11,076
	Escalade, Inc.	5,107	46,474
#	Ethan Allen Interiors, Inc.	21,600	588,384
*	Expedia, Inc.	106,061	2,431,979
	Family Dollar Stores, Inc.	72,000	1,378,800
*	Famous Dave’s of America, Inc.	6,844	69,467
*	Finlay Enterprises, Inc.	3,903	3,630
*	Fisher Communications, Inc.	7,660	239,911
*	Flanigan’s Enterprises, Inc.	1,000	8,050
* #	Fleetwood Enterprises, Inc.	36,272	154,519
	Flexsteel Industries, Inc.	3,946	52,008
#	Foot Locker, Inc.	91,700	1,127,910
*	Ford Motor Co.	529,600	3,458,288
	Fortune Brands, Inc.	51,543	3,349,264
*	Fossil, Inc.	38,926	1,252,639
*	Fountain Powerboat Industries, Inc.	1,071	1,606
*	Franklin Covey Co.	12,395	95,689
*	Franklin Electronic Publishers, Inc.	1,643	3,598

4

*	Frederick’s of Hollywood Group	3,466	$11,299
#	Fred’s, Inc.	20,700	181,746
	Frisch’s Restaurants, Inc.	3,138	67,781
	FTD Group, Inc.	17,200	237,188
*	Fuel Systems Solutions, Inc.	13,250	137,005
*	Full House Resorts, Inc.	4,730	10,548
#	Furniture Brands International, Inc.	38,259	497,367
*	Gaiam, Inc.	12,578	267,660
*	GameStop Corp. Class A	17,400	737,064
*	GameTech International, Inc.	7,286	42,405
* #	Gaming Partners International Corp.	3,476	26,661
* #	Gander Mountain Co.	15,347	86,711
	Gannett Co., Inc.	91,206	2,749,861
	Gap, Inc.	92,800	1,871,776
*	Gaylord Entertainment Co.	34,412	1,035,457
* #	Gemstar-TV Guide International, Inc.	177,138	839,634
#	General Motors Corp.	64,700	1,506,216
* #	Genesco, Inc.	11,900	356,405
* #	Gentek, Inc.	6,070	166,925
	Gentex Corp.	93,765	1,511,492
	Genuine Parts Co.	64,000	2,640,000
*	Getty Images, Inc.	34,572	1,111,836
*	G-III Apparel Group, Ltd.	14,853	194,426
*	Goodyear Tire & Rubber Co.	70,800	1,918,680
*	Gottschalks, Inc.	9,394	21,606
#	Gray Television, Inc.	21,895	126,991
	Gray Television, Inc. Class A	3,160	21,646
*	Great Wolf Resorts, Inc.	23,500	161,445
#	Group 1 Automotive, Inc.	9,700	237,650
* #	GSI Commerce, Inc.	24,600	355,962
#	Guess?, Inc.	13,874	570,638
* #	Gymboree Corp.	13,800	546,342
#	H&R Block, Inc.	31,000	578,150
*	Hampshire Group, Ltd.	1,000	12,000
#	Handleman Co.	12,938	16,949
*	Hanesbrands, Inc.	1,137	33,087
#	Harley-Davidson, Inc.	7,846	291,557
	Harman International Industries, Inc.	4,500	185,400
*	Harris Interactive, Inc.	17,312	46,916
#	Harte-Hanks, Inc.	42,244	714,346
*	Hartmarx Corp.	7,100	17,750
#	Hasbro, Inc.	95,478	2,460,468
*	Hastings Entertainment, Inc.	2,673	21,919
#	Haverty Furniture Co., Inc.	16,026	157,375
	Haverty Furniture Co., Inc. Class A	1,200	11,700
*	Hawk Corp.	5,175	96,772
*	Hayes Lemmerz International, Inc.	65,769	209,145
	Hearst-Argyle Television, Inc.	27,775	611,050
* #	Hibbett Sporting Goods, Inc.	12,700	200,660
*	Hollywood Media Corp.	18,149	48,276
#	Home Depot, Inc.	380,845	10,111,435
* #	Home Solutions of America, Inc.	30,800	12,628

5

#	Hooker Furniture Corp.	7,200	$147,528
*	Hot Topic, Inc.	8,272	37,968
*	IAC/InterActiveCorp.	138,804	2,762,200
*	Iconix Brand Group, Inc.	49,500	1,028,610
	Idearc, Inc.	12,372	59,633
#	IHOP Corp.	10,908	499,368
	ILX Resorts, Inc.	1,389	7,848
*	Image Entertainment, Inc.	8,457	18,098
*	Infosonics Corp.	4,740	6,304
	Interactive Data Corp.	53,800	1,574,188
	Interface, Inc. Class A	31,212	523,113
	International Game Technology	28,687	1,295,218
	International Speedway Corp. Class A	24,769	986,797
*	Interpublic Group of Companies, Inc.	153,009	1,318,938
*	Interstate Hotels & Resorts, Inc.	17,100	84,987
* #	INVESTools, Inc.	21,100	244,127
* #	iRobot Corp.	17,103	313,327
* #	Isle of Capri Casinos, Inc.	16,000	144,800
* #	ITT Educational Services, Inc.	5,900	325,798
	J. Alexander’s Corp.	4,896	37,895
	J.C. Penney Co., Inc.	17,700	817,917
*	Jack in the Box, Inc.	39,874	1,047,490
	Jackson Hewitt Tax Service, Inc.	23,200	485,576
*	Jaclyn, Inc.	698	5,636
*	Jakks Pacific, Inc.	21,558	602,546
* #	Jarden Corp.	56,605	1,363,614
*	Jennifer Convertibles, Inc.	1,300	2,665
*	Jo-Ann Stores, Inc.	19,100	315,150
	Johnson Controls, Inc.	150,552	4,947,139
	Johnson Outdoors, Inc.	5,589	103,396
	Jones Apparel Group, Inc.	67,948	958,746
* #	Jos. A. Bank Clothiers, Inc.	11,625	264,817
	Journal Communications, Inc. Class A	14,500	99,905
#	Journal Register Co.	21,056	21,056
	Kenneth Cole Productions, Inc. Class A	9,800	145,726
	Kimball International, Inc. Class B	11,600	121,220
* #	Knology, Inc.	13,900	169,858
*	Kohl’s Corp.	14,304	635,670
*	Kona Grill, Inc.	5,400	52,542
	Koss Corp.	800	15,560
*	KSW, Inc.	3,630	23,196
#	K-Swiss, Inc. Class A	19,500	282,945
	LaCrosse Footwear, Inc.	3,415	57,201
*	Lakeland Industries, Inc.	3,775	39,675
* #	Lakes Entertainment, Inc.	7,785	45,776
	Lamar Advertising Co.	10,500	400,155
#	Landry’s Restaurants, Inc.	1,100	19,503
* #	Las Vegas Sands Corp.	16,700	1,391,110
*	Lazare Kaplan International, Inc.	3,467	34,670
#	La-Z-Boy, Inc.	33,064	278,730
*	Leapfrog Enterprises, Inc.	18,600	106,020
* #	Lear Corp.	53,300	1,470,014

6

#	Lee Enterprises, Inc.	18,653	$192,312
	Leggett & Platt, Inc.	140,889	2,352,846
*	Lenox Group, Inc.	9,389	17,370
#	Libbey, Inc.	10,000	155,500
*	Liberty Global, Inc. Class A	59,152	2,224,115
*	Liberty Global, Inc. Series C	20,897	732,858
*	Liberty Media Holding Corp. Capital Class A	30,626	3,555,985
*	Liberty Media Holding Corp. Capital Class B	994	119,369
*	Liberty Media Holding Corp. Interactive Class A	323,985	4,652,425
*	Liberty Media Holding Corp. Interactive Class B	8,374	119,916
* #	LIFE TIME FITNESS, Inc.	21,544	626,069
#	Lifetime Brands, Inc.	10,482	108,279
#	Limited Brands, Inc.	98,472	1,501,698
*	Lin TV Corp.	18,600	191,022
*	Lincoln Educational Services	16,091	193,092
#	Lithia Motors, Inc. Class A	9,753	100,261
*	Live Nation, Inc.	41,487	492,451
	Liz Claiborne, Inc.	23,083	410,416
* #	LKQ Corp.	79,100	1,680,084
* #	Lodgenet Entertainment Corp.	7,407	68,959
*	Lodgian, Inc.	17,700	158,415
	Lowe’s Companies, Inc.	301,200	7,219,764
*	Luby’s, Inc.	24,252	221,906
*	Mace Security International, Inc.	4,449	7,786
	Macy’s, Inc.	116,800	2,882,624
*	Maidenform Brands, Inc.	13,566	167,811
#	Marine Products Corp.	24,487	179,245
* #	MarineMax, Inc.	9,000	110,520
	Marriott International, Inc. Class A	35,053	1,195,307
* #	Martha Stewart Living Omnimedia, Inc.	4,706	33,130
* #	Marvel Entertainment, Inc.	12,600	316,890
	Mattel, Inc.	139,920	2,703,254
#	Matthews International Corp. Class A	21,500	964,490
*	Max & Erma’s Restaurants, Inc.	1,037	2,707
*	McCormick & Schmick’s Seafood Restaurants, Inc.	500	5,420
	McDonald’s Corp.	92,088	4,982,882
	McGraw-Hill Companies, Inc.	13,129	537,370
	MDC Holdings, Inc.	31,700	1,327,596
*	Meade Instruments Corp.	1,100	1,683
#	Media General, Inc. Class A	13,300	207,480
* #	Mediacom Communications Corp.	25,934	113,332
	Meredith Corp.	22,100	958,035
*	Meritage Hospitality Group, Inc.	299	688
*	MGM Mirage	44,780	2,758,000
*	Midas, Inc.	3,500	52,955
	Modine Manufacturing Co.	24,900	310,752
* #	Mohawk Industries, Inc.	36,800	2,627,888
	Monaco Coach Corp.	18,600	181,908
*	Monarch Casino & Resort, Inc.	15,635	259,854
	Monro Muffler Brake, Inc.	17,157	287,380
* #	Morgans Hotel Group	14,135	216,831
* #	Morningstar, Inc.	9,805	639,188

7

*	Morton’s Restaurant Group, Inc.	900	$6,975
*	Mothers Work, Inc.	1,286	25,797
	Movado Group, Inc.	14,424	277,806
* #	MTR Gaming Group, Inc.	14,467	81,594
* #	Multimedia Games, Inc.	17,004	119,028
*	Nathan’s Famous, Inc.	3,449	54,839
*	National Lampoon, Inc.	3,300	6,435
	National Presto Industries, Inc.	6,000	314,400
#	Nautilus Group, Inc.	14,800	62,012
* #	Navarre Corp.	13,700	22,605
* #	Netflix, Inc.	28,341	895,009
*	Nevada Gold & Casinos, Inc.	1,700	2,499
	New Frontier Media, Inc.	16,165	81,633
* #	New Motion, Inc.	5,330	27,183
	Newell Rubbermaid, Inc.	106,472	2,416,914
	News Corp. Class A	244,409	4,499,570
	News Corp. Class B	112,751	2,154,672
#	NIKE, Inc. Class B	16,700	1,005,340
*	Nobel Learning Communities, Inc.	3,445	44,992
	Nobility Homes, Inc.	1,323	21,962
#	Noble International, Ltd.	20,638	225,161
#	Nordstrom, Inc.	20,772	769,187
* #	Nutri/System, Inc.	5,100	72,981
* #	NVR, Inc.	2,654	1,434,965
* #	Office Depot, Inc.	21,300	242,181
	OfficeMax, Inc.	33,644	715,608
	Omnicom Group, Inc.	14,480	646,822
*	Orange 21, Inc.	500	2,165
#	Orleans Homebuilders, Inc.	8,707	43,622
	O’Charleys, Inc.	15,500	174,995
*	O’Reilly Automotive, Inc.	92,916	2,505,015
*	Outdoor Channel Holdings, Inc.	21,740	159,789
* #	Overstock.com, Inc.	5,800	59,450
#	Oxford Industries, Inc.	7,500	158,550
*	P & F Industries, Inc. Class A	1,381	9,632
* #	Pacific Sunwear of California, Inc.	50,732	566,169
* #	Palm Harbor Homes, Inc.	16,598	83,654
* #	Panera Bread Co.	19,844	741,570
* #	Papa John’s International, Inc.	8,600	224,890
* #	PC Mall, Inc.	10,475	83,905
*	Penn National Gaming, Inc.	30,400	1,393,232
	Pennichuck Corp.	200	4,600
#	Penske Automotive Group, Inc.	81,200	1,464,848
*	Perry Ellis International, Inc.	5,100	99,909
* #	PetMed Express, Inc.	19,700	225,565
	PETsMART, Inc.	69,796	1,502,708
	Phillips-Van Heusen Corp.	36,872	1,346,197
*	Phoenix Footwear Group, Inc.	4,509	8,251
*	Pinnacle Entertainment, Inc.	44,224	692,548
* #	Playboy Enterprises, Inc. Class A	812	6,715
* #	Playboy Enterprises, Inc. Class B	24,304	195,890
* #	PokerTek, Inc.	2,300	11,385

8

#	Polaris Industries, Inc.	11,600	$442,888
	Polo Ralph Lauren Corp.	5,100	317,169
*	Pomeroy IT Solutions, Inc.	3,300	21,681
* #	Premier Exhibitions, Inc.	6,900	32,982
	Pre-Paid Legal Services, Inc.	3,300	157,245
* #	Priceline.com, Inc.	8,800	1,003,376
#	PRIMEDIA, Inc.	16,466	127,118
* #	Princeton Review, Inc.	20,981	174,142
* #	Progressive Gaming International Corp.	34,600	88,922
*	Proliance International, Inc.	5,180	14,400
*	QEP Co., Inc.	670	6,184
* #	Quaker Fabric Corp.	200	4
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,200	2,940
*	Quiksilver, Inc.	76,600	689,400
* #	R.H. Donnelley Corp.	31,065	220,251
*	Radio One, Inc. Class D	56,214	70,830
	RadioShack Corp.	18,116	316,124
* #	Rainmaker Systems, Inc.	17,083	49,028
*	RC2 Corp.	11,900	220,745
#	RCN Corp.	24,072	267,199
*	Reading International, Inc. Class A	8,426	80,131
*	Reading International, Inc. Class B	300	3,000
*	Red Lion Hotels Corp.	17,388	139,278
* #	Red Robin Gourmet Burgers, Inc.	12,500	416,625
* #	RedEnvelope, Inc.	2,700	4,590
*	Regent Communications, Inc.	1,660	1,511
	Regis Corp.	24,700	618,735
*	Rentrak Corp.	8,208	91,109
*	Restoration Hardware, Inc.	15,600	67,548
* #	Retail Ventures, Inc.	13,600	91,528
*	Rex Stores Corp.	600	11,142
* #	Rockford Corp.	1,653	2,215
* #	Rocky Brands, Inc.	3,043	17,254
	Ross Stores, Inc.	75,681	2,107,716
*	Rubio’s Restaurants, Inc.	6,175	40,631
	Ruby Tuesday, Inc.	19,917	141,610
	Russ Berrie & Co., Inc.	4,300	56,158
* #	Ruth’s Chris Steak House, Inc.	5,601	39,151
	Ryland Group, Inc.	22,400	633,696
*	Saga Communications, Inc. Class A	13,981	81,369
#	Saks, Inc.	55,578	864,794
	Salem Communications Corp.	12,725	41,992
*	Sally Beauty Holdings, Inc.	11,272	86,231
	Sauer-Danfoss, Inc.	34,875	741,442
*	Scholastic Corp.	21,700	756,679
*	Scientific Games Corp.	12,172	251,595
#	Sealy Corp.	21,600	196,776
* #	Sears Holdings Corp.	35,176	3,363,529
	Service Corp. International	192,843	2,082,704
	Sherwin-Williams Co.	12,300	636,894
	Shiloh Industries, Inc.	8,508	79,295

9

* #	Shuffle Master, Inc.	4,000	$32,960
*	Silverleaf Resorts, Inc.	13,932	46,254
	Sinclair Broadcast Group, Inc. Class A	37,716	348,119
* #	Sirius Satellite Radio, Inc.	51,500	146,260
*	Skechers U.S.A., Inc. Class A	16,600	353,414
	Skyline Corp.	6,800	191,760
* #	Smith & Wesson Holding Corp.	10,000	51,200
	Snap-On, Inc.	39,897	1,991,658
	Sonesta International Hotels Corp. Class A	238	6,990
	Sonic Automotive, Inc.	23,287	414,043
*	Sonic Corp.	28,053	598,370
	Sotheby’s Class A	10,400	350,688
* #	Source Interlink Companies, Inc.	15,200	25,688
* #	Spanish Broadcasting System, Inc.	29,326	43,989
#	Spartan Motors, Inc.	20,665	168,006
	Speedway Motorsports, Inc.	32,297	943,072
*	Sport Chalet, Inc. Class A	8,108	36,081
*	Sport Chalet, Inc. Class B	525	2,257
	Sport Supply Group, Inc.	6,488	73,704
	Stage Stores, Inc.	30,650	388,029
*	Stamps.com, Inc.	15,100	133,635
#	Standard Motor Products, Inc.	11,800	87,438
	Stanley Furniture, Inc.	1,496	19,687
	Staples, Inc.	53,572	1,191,977
*	Starbucks Corp.	33,938	609,866
	Starwood Hotels & Resorts Worldwide, Inc.	17,000	804,610
*	Steinway Musical Instruments, Inc.	2,791	68,966
*	Steven Madden, Ltd.	11,579	194,990
#	Stewart Enterprises, Inc.	3,700	22,089
*	Stoneridge, Inc.	14,986	161,549
	Strattec Security Corp.	2,177	81,333
	Strayer Education, Inc.	4,100	638,370
	Sturm Ruger & Co., Inc.	14,368	113,507
*	Sun-Times Media Group, Inc. Class A	27,900	24,552
#	Superior Industries International, Inc.	14,100	244,776
	Superior Uniform Group, Inc.	5,033	49,827
	Syms Corp.	1,300	17,485
* #	Syntax-Brillian Corp.	27,100	19,255
#	Systemax, Inc.	27,611	299,027
#	Tandy Brand Accessories, Inc.	5,800	35,264
*	Tandy Leather Factory, Inc.	4,833	13,291
	Target Corp.	76,292	4,013,722
* #	Tarragon Corp.	16,819	29,433
*	Tarrant Apparel Group	9,957	7,966
#	Tempur-Pedic International, Inc.	13,364	232,801
*	Tenneco Automotive, Inc.	33,800	853,450
* #	Texas Roadhouse, Inc.	37,440	348,192
* #	The Children’s Place Retail Stores, Inc.	10,100	215,736
*	The DIRECTV Group, Inc.	54,400	1,362,720
*	The Dress Barn, Inc.	25,417	334,996
*	The Hallwood Group, Inc.	797	52,219
	The Marcus Corp.	13,800	219,972

10

#	The McClatchey Co.	18,784	$180,326
#	The Men’s Wearhouse, Inc.	33,700	776,448
#	The New York Times Co. Class A	70,689	1,316,936
	The Pep Boys - Manny, Moe & Jack	25,672	293,688
	The Stanley Works	27,600	1,339,704
* #	The Steak n Shake Co.	21,794	181,762
	The TJX Companies, Inc.	37,844	1,211,008
#	Thor Industries, Inc.	40,568	1,236,513
	Tiffany & Co.	51,744	1,947,644
*	Timberland Co. Class A	11,672	175,313
	Time Warner, Inc.	941,120	14,690,883
* #	TiVo, Inc.	23,332	202,522
*	Toll Brothers, Inc.	51,000	1,081,710
*	Tractor Supply Co.	25,900	969,696
#	Triarc Companies, Inc. Class A	9,209	79,934
	Triarc Companies, Inc. Class B	11,900	100,198
*	Triple Crown Media, Inc.	1,900	7,505
* #	True Religion Apparel, Inc.	14,900	304,407
* #	Trump Entertainment Resorts, Inc.	16,000	64,320
*	TRW Automotive Holdings Corp.	62,962	1,390,201
	Tupperware Corp.	28,324	1,033,260
*	Tween Brands, Inc.	18,900	559,440
*	Under Armour, Inc. Class A	5,200	191,464
*	Unifi, Inc.	54,816	155,677
	Unifirst Corp.	9,954	384,523
*	Universal Electronics, Inc.	9,836	223,277
* #	Universal Technical Institute, Inc.	11,500	143,750
* #	Urban Outfitters, Inc.	11,700	336,726
	V.F. Corp.	36,900	2,805,876
* #	Vail Resorts, Inc.	25,100	1,135,775
*	Valassis Communications, Inc.	30,300	339,966
	Value Line, Inc.	1,500	63,660
* #	ValueVision Media, Inc. Class A	17,572	92,429
*	Varsity Group, Inc.	26	5
* #	VCG Holding Corp.	8,900	93,895
*	Viacom, Inc. Class A	2,853	113,549
*	Viacom, Inc. Class B	36,600	1,454,850
	Virco Manufacturing Corp.	8,180	48,589
	Virgin Media, Inc.	12,250	183,750
#	Visteon Corp.	39,700	138,950
*	Volcom, Inc.	4,999	98,830
*	Voyager Learning Co.	11,944	83,608
	WABCO Holdings, Inc.	5,300	221,434
*	Warnaco Group, Inc.	33,072	1,242,184
	Warner Music Group Corp.	14,000	84,000
	Washington Post Co.	1,925	1,393,700
	Weight Watchers International, Inc.	18,000	846,000
*	Wells-Gardner Electronics Corp.	2,835	4,252
	Wendy’s International, Inc.	45,299	1,099,860
* #	West Marine, Inc.	9,600	77,472
	Westwood One, Inc.	32,200	56,994
	Weyco Group, Inc.	5,715	154,476

11

#	Whirlpool Corp.	41,555	$3,505,995
	Wiley (John) & Sons, Inc. Class A	30,578	1,115,485
#	Wiley (John) & Sons, Inc. Class B	1,468	54,301
*	Williams Controls, Inc.	1,900	28,937
#	Williams-Sonoma, Inc.	85,662	2,001,064
*	Wilsons The Leather Experts, Inc.	3,000	2,010
*	Winmark Corp.	795	15,892
#	Winnebago Industries, Inc.	12,100	242,847
* #	WMS Industries, Inc.	28,729	1,090,840
	Wolverine World Wide, Inc.	36,407	964,785
#	World Wrestling Entertainment, Inc.	15,561	275,430
	Wyndham Worldwide Corp.	77,401	1,715,980
	Wynn Resorts, Ltd.	10,900	1,097,630
#	Xerium Technologies, Inc.	11,600	58,116
*	XM Satellite Radio Holdings, Inc.	37,300	440,140
*	Young Broadcasting, Inc. Class A	7,739	6,114
	Yum! Brands, Inc.	23,904	823,493
* #	Zale Corp.	25,800	498,456
* #	Zumiez, Inc.	8,000	140,640
Total Consumer Discretionary			361,173,223

Consumer Staples — (6.7%)
#	Alberto-Culver Co.	68,972	1,848,450
#	Alico, Inc.	4,684	191,341
*	Alliance One International, Inc.	57,572	282,103
	Altria Group, Inc.	154,900	11,329,386
#	American Italian Pasta Co.	5,900	29,500
#	Andersons, Inc.	13,012	601,935
	Anheuser-Busch Companies, Inc.	34,500	1,624,605
	Archer-Daniels-Midland Co.	158,839	7,163,639
	Arden Group, Inc. Class A	1,742	231,721
	Avon Products, Inc.	20,122	765,843
* #	BJ’s Wholesale Club, Inc.	47,669	1,504,434
*	Boston Beer Co., Inc. Class A	5,857	208,861
*	Bridgford Foods Corp.	5,398	33,252
	Brown-Forman Corp. Class A	2,400	161,760
#	Brown-Forman Corp. Class B	6,500	414,505
*	Cagle’s, Inc. Class A	1,262	10,197
	Calavo Growers, Inc.	7,780	149,143
#	Cal-Maine Foods, Inc.	12,345	425,902
	Campbell Soup Co.	37,516	1,211,392
* #	Caribou Coffee Co.	5,190	13,494
	Casey’s General Stores, Inc.	42,072	1,053,904
	CCA Industries, Inc.	1,800	16,740
*	Central European Distribution Corp.	21,967	1,278,040
* #	Central Garden & Pet Co.	14,100	69,513
*	Central Garden & Pet Co. Class A	15,800	69,520
* #	Chattem, Inc.	5,200	405,080
#	Chiquita Brands International, Inc.	33,700	689,839
	Church & Dwight Co., Inc.	36,600	1,956,636
	Clorox Co.	12,900	750,651
	Coca-Cola Bottling Co. Consolidated	2,307	126,170

12

	Coca-Cola Co.	95,213	$5,566,152
	Coca-Cola Enterprises, Inc.	259,919	6,349,821
	Colgate-Palmolive Co.	21,698	1,651,001
	ConAgra, Inc.	135,600	2,996,760
*	Constellation Brands, Inc. Class A	102,800	1,974,788
*	Constellation Brands, Inc. Class B	5,807	111,494
	Corn Products International, Inc.	60,177	2,209,098
	Costco Wholesale Corp.	35,000	2,167,200
*	Cuisine Solutions, Inc.	3,822	14,524
	CVS Caremark Corp.	333,685	13,474,200
*	Darling International, Inc.	42,457	590,152
	Dean Foods Co.	78,228	1,683,467
	Del Monte Foods Co.	161,545	1,450,674
	Diamond Foods, Inc.	11,500	188,600
* #	Elizabeth Arden, Inc.	24,594	448,103
*	Energizer Holdings, Inc.	5,300	491,999
#	Estee Lauder Companies, Inc.	10,700	455,606
	Farmer Brothers Co.	13,986	312,307
	Flowers Foods, Inc.	54,392	1,232,523
#	Gatehouse Media, Inc.	25,200	158,004
	General Mills, Inc.	54,044	3,025,924
	Golden Enterprises, Inc.	3,443	9,262
#	Great Atlantic & Pacific Tea, Inc.	32,812	888,549
* #	Green Mountain Coffee, Inc.	12,036	367,218
	Griffin Land & Nurseries, Inc. Class A	3,796	139,123
*	Hain Celestial Group, Inc.	32,987	890,649
* #	Hansen Natural Corp.	18,900	784,350
	Heinz (H.J.) Co.	18,561	818,726
	Hormel Foods Corp.	50,472	2,062,286
#	Imperial Sugar Co.	9,500	182,400
	Ingles Market, Inc. Class A	9,272	222,621
*	Integrated Biopharma, Inc.	1,529	4,755
	Inter Parfums, Inc.	13,111	212,923
	J & J Snack Foods Corp.	15,954	393,266
	J.M. Smucker Co.	40,124	2,053,948
*	Katy Industries, Inc.	600	1,140
	Kellogg Co.	13,814	700,646
	Kimberly-Clark Corp.	19,000	1,238,420
	Kraft Foods, Inc.	382,197	11,913,080
	Lancaster Colony Corp.	20,553	763,133
	Lance, Inc.	23,200	388,600
* #	Lifeway Foods, Inc.	3,829	39,975
	Loews Corp. - Carolina Group	9,100	685,139
	Longs Drug Stores Corp.	31,300	1,503,339
#	Mannatech, Inc.	13,600	105,808
* #	Maui Land & Pineapple Co., Inc.	5,662	148,118
#	McCormick & Co., Inc.	7,700	265,265
	McCormick & Co., Inc. Voting Common Stock	577	19,906
* #	Medifast, Inc.	1,571	6,598
	MGP Ingredients, Inc.	6,750	43,335
	Molson Coors Brewing Co.	78,044	4,211,254
#	Molson Coors Brewing Co. Class A	400	21,210

13

*	Monterey Pasta Co.	14,154	$38,923
#	Nash Finch Co.	10,300	361,221
#	National Beverage Corp.	23,959	175,380
*	Natural Alternatives International, Inc.	2,624	23,905
* #	Natural Health Trends Corp.	4,010	3,930
#	Nature’s Sunshine Products, Inc.	400	3,600
*	NBTY, Inc.	27,700	791,112
	Nu Skin Enterprises, Inc. Class A	40,800	675,648
	Oil-Dri Corp. of America	3,765	72,853
*	Omega Protein Corp.	12,109	128,355
*	Orchids Paper Products Co.	1,600	12,336
*	Pantry, Inc.	8,800	211,728
*	Parlux Fragrances, Inc.	15,700	53,066
*	Peet’s Coffee & Tea, Inc.	8,100	189,621
	Pepsi Bottling Group, Inc.	58,000	1,972,580
	PepsiAmericas, Inc.	74,569	1,886,596
	PepsiCo, Inc.	75,644	5,261,797
*	Performance Food Group Co.	30,200	981,500
#	Pilgrim’s Pride Corp.	52,800	1,238,688
*	Prestige Brands Holdings, Inc.	38,100	293,751
	PriceSmart, Inc.	18,900	458,514
	Procter & Gamble Co.	571,788	37,840,930
*	Pyramid Breweries, Inc.	3,920	8,506
	Ralcorp Holdings, Inc.	15,728	872,118
#	Reddy Ice Holdings, Inc.	7,400	174,418
*	Redhook Ale Brewery, Inc.	5,780	29,998
	Reliv International, Inc.	4,090	27,403
* #	Revlon, Inc.	3,563	3,634
#	Reynolds American, Inc.	73,974	4,713,623
* #	Rite Aid Corp.	259,632	693,217
#	Rocky Mountain Chocolate Factory, Inc.	1,224	15,533
	Ruddick Corp.	40,100	1,293,225
	Safeway, Inc.	87,900	2,526,246
#	Sanderson Farms, Inc.	13,500	470,610
* #	Sanfilippo (John B.) & Son, Inc.	5,548	51,763
	Sara Lee Corp.	269,000	3,397,470
	Schiff Nutrition International, Inc.	7,327	44,475
#	Seaboard Corp.	690	1,097,100
*	Seneca Foods Corp. Class A	3,424	68,617
*	Seneca Foods Corp. Class B	1,751	37,296
* #	Smithfield Foods, Inc.	109,088	3,005,374
	Spartan Stores, Inc.	14,000	295,120
*	Spectrum Brands, Inc.	22,300	83,848
* #	Star Scientific, Inc.	8,400	15,624
	SUPERVALU, Inc.	113,304	2,974,230
	Sysco Corp.	35,371	992,510
	Tasty Baking Co.	3,240	22,194
#	The Hershey Co.	14,000	519,120
	The Kroger Co.	50,400	1,222,200
*	Tofutti Brands, Inc.	1,500	4,050
#	Tootsie Roll Industries, Inc.	24,762	599,983
*	TreeHouse Foods, Inc.	24,600	545,382

14

	Tyson Foods, Inc. Class A	117,800	$1,697,498
* #	United Natural Foods, Inc.	27,362	462,965
	United-Guardian, Inc.	2,175	22,294
	Universal Corp.	20,700	1,178,037
* #	USANA Health Services, Inc.	3,500	109,130
	UST, Inc.	15,100	819,779
#	Vector Group, Ltd.	26,055	478,891
*	Vermont Pure Holdings, Ltd.	600	954
	Village Super Market, Inc.	1,945	85,969
*	Vita Food Products, Inc.	510	199
	Walgreen Co.	68,468	2,499,767
	Wal-Mart Stores, Inc.	404,300	20,049,237
	WD-40 Co.	12,800	397,824
	Weis Markets, Inc.	20,586	667,192
#	Whole Foods Market, Inc.	5,844	205,417
*	Winn-Dixie Stores, Inc.	27,000	441,450
	Wrigley (Wm.) Jr. Co.	9,307	557,117
*	Zapata Corp.	9,330	65,776
Total Consumer Staples			220,475,412

Energy — (10.4%)
* #	Abraxas Petroleum Corp.	47,700	178,875
	Adams Resources & Energy, Inc.	3,260	80,685
* #	Allis-Chalmers Energy, Inc.	18,828	237,609
#	Alon USA Energy, Inc.	26,300	412,647
* #	Alpha Natural Resources, Inc.	35,600	1,443,224
*	American Oil & Gas, Inc.	27,627	132,610
	Anadarko Petroleum Corp.	118,528	7,554,975
	Apache Corp.	71,063	8,151,637
#	Arch Coal, Inc.	41,400	2,115,126
* #	Arena Resources, Inc.	17,200	696,256
	Atlas America, Inc.	20,866	1,261,767
* #	ATP Oil & Gas Corp.	13,400	472,350
*	Atwood Oceanics, Inc.	12,618	1,174,610
* #	Aurora Oil & Gas Corp.	44,700	29,502
	Baker Hughes, Inc.	15,872	1,068,027
	Barnwell Industries, Inc.	3,520	38,192
* #	Basic Energy Services, Inc.	31,800	672,888
	Berry Petroleum Corp. Class A	29,400	1,208,634
*	Bill Barret Corp.	31,039	1,438,347
	BJ Services Co.	94,872	2,460,980
*	Bois d’Arc Energy, Inc.	48,200	1,034,854
*	Bolt Technology Corp.	6,300	109,557
*	Boots & Coots International Well Control, Inc.	30,500	45,750
*	Brigham Exploration Co.	33,654	262,838
*	Bristow Group, Inc.	14,880	785,069
*	Bronco Drilling Co., Inc.	19,800	313,038
#	Cabot Oil & Gas Corp.	59,000	2,935,250
*	Cal Dive International, Inc.	8,688	90,529
*	Callon Petroleum Co.	8,997	165,905
*	Cameron International Corp.	12,544	532,869
#	CARBO Ceramics, Inc.	17,700	653,838

15

*	Carrizo Oil & Gas, Inc.	14,200	$820,050
* #	Cheniere Energy, Inc.	24,500	718,585
	Chesapeake Energy Corp.	110,500	4,996,810
	Chevron Corp.	450,904	39,075,341
	Cimarex Energy Co.	59,244	3,122,159
	CKX Lands, Inc.	1,190	14,161
*	Clayton Williams Energy, Inc.	7,564	286,297
*	CNX Gas Corp.	21,800	798,316
*	Complete Production Services, Inc.	54,445	1,057,322
*	Comstock Resources, Inc.	35,388	1,284,584
	ConocoPhillips	406,578	33,628,066
	CONSOL Energy, Inc.	12,900	980,142
* #	Contango Oil & Gas Co.	4,216	271,089
	Crosstex Energy, Inc.	18,978	678,463
*	Dawson Geophysical Co.	5,470	360,309
	Delek US Holdings, Inc.	25,500	402,390
* #	Delta Petroleum Corp.	43,514	1,042,595
*	Denbury Resources, Inc.	99,400	3,169,866
	Devon Energy Corp.	96,300	9,891,936
#	Diamond Offshore Drilling, Inc.	10,800	1,304,964
*	Dresser-Rand Group, Inc.	22,300	759,761
*	Dril-Quip, Inc.	23,200	1,085,296
* #	Dune Energy, Inc.	24,295	43,002
* #	Edge Petroleum Corp.	20,381	97,829
#	El Paso Corp.	75,144	1,224,847
*	Encore Acquisition Co.	40,172	1,478,330
* #	Endeavour International Corp.	38,603	50,184
* #	Energy Partners, Ltd.	16,500	177,540
	ENSCO International, Inc.	41,855	2,504,603
	EOG Resources, Inc.	52,500	6,246,975
* #	Evergreen Energy, Inc.	12,340	26,531
*	Evolution Petroleum Corp.	427	1,964
* #	EXCO Resources, Inc.	83,600	1,450,460
*	Exterran Holdings, Inc.	26,614	1,853,665
	Exxon Mobil Corp.	440,684	38,343,915
* #	FMC Technologies, Inc.	13,400	759,244
*	Forest Oil Corp.	56,747	2,799,330
#	Foundation Coal Holdings, Inc.	23,000	1,328,710
	Frontier Oil Corp.	15,000	535,650
* #	FX Energy, Inc.	6,600	30,954
* #	Gasco Energy, Inc.	36,100	93,860
* #	GMX Resources, Inc.	5,900	171,041
* #	Goodrich Petroleum Corp.	6,975	168,307
*	Grant Prideco, Inc.	32,500	1,640,275
* #	Grey Wolf, Inc.	140,359	870,226
	Gulf Island Fabrication, Inc.	12,100	352,957
*	Gulfmark Offshore, Inc.	16,972	859,802
*	Gulfport Energy Corp.	21,427	309,406
#	Halliburton Co.	45,207	1,731,428
*	Harvest Natural Resources, Inc.	24,244	297,231
*	Helix Energy Solutions Group, Inc.	59,815	2,106,684
#	Helmerich & Payne, Inc.	73,818	3,309,261

16

	Hess Corp.	63,000	$5,870,340
*	HKN, Inc.	2,394	20,804
	Holly Corp.	8,700	464,493
* #	Hornbeck Offshore Services, Inc.	14,800	664,964
*	Houston American Energy Corp.	6,600	28,182
* #	Infinity, Inc.	7,650	3,366
* #	James River Coal Co.	2,300	38,939
	Lufkin Industries, Inc.	9,400	537,304
	Marathon Oil Corp.	174,488	9,275,782
*	Mariner Energy, Inc.	64,542	1,789,750
	Massey Energy Co.	49,100	1,878,566
*	Matrix Service Co.	16,800	341,712
* #	McMoran Exploration Co.	16,700	280,560
*	Meridian Resource Corp.	64,784	100,415
*	Mitcham Industries, Inc.	6,799	120,002
	Murphy Oil Corp.	49,306	3,963,216
*	NATCO Group, Inc. Class A	10,400	495,560
* #	National Coal Corp.	19,000	99,370
* #	National-Oilwell, Inc.	70,600	4,398,380
*	Natural Gas Services Group	9,372	209,933
*	Newfield Exploration Co.	51,744	2,865,583
*	Newpark Resources, Inc.	68,600	303,898
	Noble Energy, Inc.	58,500	4,527,900
	Occidental Petroleum Corp.	157,660	12,198,154
*	Oceaneering International, Inc.	24,600	1,476,000
*	Oil States International, Inc.	37,100	1,564,136
* #	OMNI Energy Services Corp.	5,400	22,032
	Overseas Shipholding Group, Inc.	21,972	1,378,084
* #	Pacific Ethanol, Inc.	18,900	93,744
	Panhandle Royalty Co.	4,348	132,744
*	Parallel Petroleum Corp.	26,600	491,568
*	Parker Drilling Co.	64,700	428,961
	Patterson-UTI Energy, Inc.	119,544	2,836,779
#	Peabody Energy Corp.	11,600	656,792
	Penn Virginia Corp.	27,400	1,166,144
*	Petrohawk Energy Corp.	96,671	1,747,812
*	Petroleum Development Corp.	9,657	673,672
* #	PetroQuest Energy, Inc.	30,900	486,984
*	PHI, Inc.	1,866	59,367
*	PHI, Inc.	10,800	326,808
*	Pioneer Drilling Co.	37,800	506,898
	Pioneer Natural Resources Co.	53,800	2,409,702
*	Plains Exploration & Production Co.	80,184	4,329,936
* #	PowerSecure International, Inc.	7,388	98,334
*	Pride International, Inc.	65,940	2,336,914
*	Quest Resource Corp.	14,861	105,513
*	Quicksilver Resources, Inc.	39,200	1,348,480
	Range Resources Corp.	47,400	2,899,932
* #	Rentech, Inc.	16,800	21,168
	Rowan Companies, Inc.	78,200	3,152,242
*	Royale Energy, Inc.	4,960	17,211
	RPC, Inc.	42,086	554,273

17

	Schlumberger, Ltd.	53,200	$4,599,140
*	SEACOR Holdings, Inc.	16,300	1,564,637
#	Smith International, Inc.	8,172	515,081
*	Southwestern Energy Co.	16,288	1,062,466
	Spectra Energy Corp.	34,468	796,555
	St. Mary Land & Exploration Co.	43,400	1,600,592
* #	Stone Energy Corp.	17,400	883,224
* #	SulphCo, Inc.	28,200	118,722
#	Sunoco, Inc.	39,000	2,382,120
*	Superior Energy Services, Inc.	55,622	2,263,259
*	Superior Well Services, Inc.	15,097	390,257
*	Swift Energy Corp.	24,100	1,150,293
* #	Syntroleum Corp.	20,300	14,210
*	T-3 Energy Services, Inc.	2,400	118,488
#	Tesoro Petroleum Corp.	37,800	1,403,892
*	Teton Energy Corp.	9,889	47,962
* #	TETRA Technologies, Inc.	44,500	764,510
*	TGC Industries, Inc.	11,229	89,383
	The Williams Companies, Inc.	32,344	1,165,031
#	Tidewater, Inc.	43,486	2,441,739
* #	Toreador Resources Corp.	7,300	68,474
* #	Transmeridian Exploration, Inc.	13,900	17,375
*	Trico Marine Services, Inc.	12,300	486,096
* #	Tri-Valley Corp.	5,100	32,385
* #	TXCO Resources, Inc.	21,917	305,085
*	Union Drilling, Inc.	16,900	338,338
*	Unit Corp.	30,200	1,665,530
* #	Uranium Resources, Inc.	18,165	172,204
#	USEC, Inc.	38,340	244,609
*	VAALCO Energy, Inc.	35,000	156,100
	Valero Energy Corp.	123,168	7,115,415
* #	VeraSun Energy Corp.	1,900	17,176
* #	Verenium Corp.	7,200	21,528
	W&T Offshore, Inc.	42,600	1,511,448
*	Warren Resources, Inc.	36,189	484,209
* #	Westmoreland Coal Co.	3,643	58,215
*	Westside Energy Corp.	12,343	36,165
*	W-H Energy Services, Inc.	20,000	1,257,400
*	Whiting Petroleum Corp.	29,800	1,824,356
#	World Fuel Services Corp.	18,665	583,841
	XTO Energy, Inc.	102,950	6,353,044
Total Energy			342,291,108

Financials — (18.1%)
*	1st Constitution Bancorp	1,734	23,582
	1st Independence Financial Group, Inc.	1,186	19,035
	1st Source Corp.	16,953	295,999
	21st Century Holding Co.	6,546	85,491
	Abigail Adams National Bancorp, Inc.	2,006	20,802
	Abington Bancorp, Inc.	11,486	115,205
	Access National Corp.	7,295	55,734
	Advance America Cash Advance Centers, Inc.	48,500	360,355

18

	Advanta Corp. Class A	9,088	$64,525
	Advanta Corp. Class B	17,988	138,867
*	Affiliated Managers Group, Inc.	9,200	886,420
	Affirmative Insurance Holdings, Inc.	9,681	86,355
	AFLAC, Inc.	88,230	5,506,434
	Alfa Corp.	39,771	865,815
*	Allegheny Corp.	6,677	2,410,397
	Alliance Financial Corp.	2,282	57,963
	Allstate Corp.	136,680	6,523,736
*	AmComp, Inc.	8,800	107,800
	Amcore Financial, Inc.	19,572	380,088
	Ameriana Bancorp	898	7,875
	American Bancorp of New Jersey, Inc.	11,285	121,201
#	American Capital Strategies, Ltd.	87,544	3,176,972
	American Equity Investment Life Holding Co.	36,044	344,220
	American Express Co.	49,412	2,090,128
	American Financial Group, Inc.	90,077	2,330,292
*	American Independence Corp.	5,200	41,600
	American International Group, Inc.	612,570	28,705,030
	American National Bankshares, Inc.	3,634	80,602
	American National Insurance Co.	17,078	1,937,499
	American Physicians Capital, Inc.	600	26,478
#	American River Bankshares	3,791	64,447
*	American Spectrum Realty, Inc.	640	16,480
	American West Bancorporation	14,900	131,567
* #	AmeriCredit Corp.	58,500	841,230
	Ameriprise Financial, Inc.	46,848	2,372,383
	Ameris Bancorp	4,626	65,782
* #	Amerisafe, Inc.	16,431	216,068
*	AmeriServe Financial, Inc.	11,247	32,616
#	Anchor Bancorp Wisconsin, Inc.	18,600	352,098
	AON Corp.	87,135	3,625,687
	Arrow Financial Corp.	5,431	113,073
	Asset Acceptance Capital Corp.	21,310	207,772
	Associated Banc-Corp.	96,355	2,401,167
	Assurant, Inc.	48,056	3,005,903
#	ASTA Funding, Inc.	8,870	143,517
	Astoria Financial Corp.	77,388	2,025,244
*	Atlantic American Corp.	11,687	18,115
#	Atlantic Coast Federal Corp.	7,807	77,289
* #	B of I Holding, Inc.	2,734	16,814
	Baldwin & Lyons, Inc. Class A	1,758	41,726
	Baldwin & Lyons, Inc. Class B	9,009	219,459
	BancFirst Corp.	6,293	265,124
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	23,528	482,559
	Bancorp Rhode Island, Inc.	2,436	85,187
	BancorpSouth, Inc.	54,909	1,234,354
#	BancTrust Financial Group, Inc.	200	2,198
	Bank Mutual Corp.	37,261	400,556
	Bank of America Corp.	971,309	38,599,820
	Bank of Commerce Holdings	3,538	30,073

19

*	Bank of Florida Corp.	3,585	$33,556
	Bank of Granite Corp.	7,400	88,356
	Bank of Hawaii Corp.	31,900	1,531,838
	Bank of New York Mellon Corp.	283,970	12,457,764
#	Bank of the Ozarks, Inc.	14,300	338,195
	BankFinancial Corp.	19,683	279,892
#	BankUnited Financial Corp. Class A	10,264	50,088
	Banner Corp.	13,630	295,226
	Bar Harbor Bankshares	1,504	46,774
	BB&T Corp.	62,769	1,953,999
*	Beach First National Bancshares, Inc.	2,116	29,095
#	Bear Stearns Companies, Inc.	59,400	4,743,684
	Benjamin Franklin Bancorp, Inc.	3,752	52,791
	Berkshire Bancorp, Inc.	3,850	58,943
	Berkshire Hills Bancorp, Inc.	7,382	167,202
	Beverly Hills Bancorp, Inc.	7,665	37,942
	Blackrock, Inc.	22,400	4,328,800
*	BNCCORP., Inc.	2,290	29,770
	BOK Financial Corp.	54,051	2,795,518
#	Boston Private Financial Holdings, Inc.	29,369	404,411
*	Broadpoint Securities Group, Inc.	1,150	1,840
	Brooke Corp.	7,420	44,594
	Brookline Bancorp, Inc.	51,904	498,797
	Brooklyn Federal Bancorp, Inc.	97	1,264
	Brown & Brown, Inc.	74,400	1,326,552
*	Brunswick Bancorp	720	6,862
	Bryn Mawr Bank Corp.	4,039	79,164
#	C&F Financial Corp.	1,773	53,172
	Cadence Financial Corp.	9,747	149,422
	California First National Bancorp	6,557	68,848
	Camco Financial Corp.	4,832	53,055
	Camden National Corp.	3,189	101,187
	Capital Bank Corp.	6,807	68,342
#	Capital City Bank Group, Inc.	11,631	312,990
	Capital Corp. of the West	4,057	55,784
#	Capital One Financial Corp.	85,042	3,914,483
#	Capital Properties, Inc.	700	13,790
	Capital Southwest Corp.	3,396	373,764
#	Capitol Bancorp, Ltd.	15,127	281,665
#	Capitol Federal Financial	39,424	1,368,013
	Cardinal Financial Corp.	21,975	174,701
	Carrollton Bancorp	1,062	13,806
	Carver Bancorp, Inc.	1,427	20,549
	Cascade Financial Corp.	1,779	22,522
	Cash America International, Inc.	24,300	786,348
* #	Cash Systems, Inc.	5,753	23,127
#	Cathay General Bancorp	42,561	932,937
*	CB Richard Ellis Group, Inc.	16,625	333,497
* #	Centennial Bank Holdings, Inc.	32,647	193,597
#	Center Bancorp, Inc.	9,164	102,179
	Center Financial Corp.	15,100	146,923
#	Centerstate Banks of Florida, Inc.	4,256	57,030

20

	Central Bancorp, Inc.	400	$7,704
*	Central Jersey Bancorp	110	823
#	Central Pacific Financial Corp.	15,200	281,048
	Central Virginia Bankshares, Inc.	930	16,972
	Centrue Financial Corp.	4,172	80,144
	Century Bancorp, Inc. Class A	1,896	38,868
	CFS Bancorp, Inc.	2,552	36,545
	Charter Financial Corp.	5,404	175,630
#	Chemical Financial Corp.	16,100	357,742
	Chubb Corp.	96,844	4,929,360
	Cincinnati Financial Corp.	89,195	3,315,378
	CIT Group, Inc.	74,344	1,651,924
	Citigroup, Inc.	795,672	18,865,383
	Citizens Community Bancorp, Inc.	5,240	46,898
	Citizens First Bancorp, Inc.	5,458	68,825
#	Citizens Holding Co.	814	15,466
	Citizens Republic Bancorp, Inc.	16,664	185,470
	Citizens South Banking Corp.	4,050	41,269
* #	Citizens, Inc.	29,680	167,692
	City Holding Co.	14,033	522,589
	City National Corp.	33,265	1,704,831
* #	Clayton Holdings, Inc.	1,100	4,763
#	Clifton Savings Bancorp, Inc.	23,755	234,937
	CNA Financial Corp.	117,435	3,129,643
*	CNA Surety Corp.	27,929	394,078
#	CNB Financial Corp.	3,745	50,932
#	CoBiz Financial, Inc.	19,781	243,108
	Codorus Valley Bancorp, Inc.	2,011	33,282
#	Cohen & Steers, Inc.	12,070	303,923
*	Colonial Bankshares, Inc.	1,575	15,435
#	Colony Bankcorp, Inc.	2,957	38,441
#	Columbia Bancorp	3,818	54,406
	Columbia Banking System, Inc.	15,244	351,984
	Comerica, Inc.	81,140	2,940,514
	Comm Bancorp, Inc.	805	35,098
	Commerce Bancorp, Inc.	62,144	2,347,800
	Commerce Bancshares, Inc.	43,813	1,824,811
	Commerce Group, Inc.	39,815	1,442,896
	Commercial National Financial Corp.	1,012	17,255
	Commonwealth Bankshares, Inc.	2,329	41,899
* #	Community Bancorp	7,592	93,382
	Community Bank System, Inc.	12,672	280,051
	Community Bankshares, Inc.	1,850	23,310
	Community Capital Corp.	2,132	32,939
	Community Central Bank Corp.	1,223	6,800
	Community Trust Bancorp, Inc.	13,103	354,436
	Community West Bancshares	3,113	27,597
	Compass Diversified Holdings	18,300	248,880
* #	CompuCredit Corp.	24,544	254,767
*	Conseco, Inc.	105,500	1,237,515
	Consolidated-Tokoma Land Co.	4,232	217,948
* #	Consumer Portfolio Services, Inc.	12,886	40,462

21

	Cooperative Bankshares, Inc.	2,417	$27,191
*	Core-Mark Holding Co., Inc.	8,444	224,357
#	Corus Bankshares, Inc.	11,744	121,316
*	Cowen Group, Inc.	10,060	75,450
*	Cowlitz Bancorporation	3,103	27,182
	Crawford & Co. Class A	16,179	60,671
#	Crawford & Co. Class B	15,970	65,796
*	Crescent Financial Corp.	4,408	38,261
	Cullen Frost Bankers, Inc.	37,672	1,925,793
#	CVB Financial Corp.	60,464	555,664
*	Dearborn Bancorp, Inc.	2,861	19,998
	Delphi Financial Group, Inc. Class A	31,043	936,257
#	Delta Financial Corp.	16,920	931
	Dime Community Bancshares	29,100	442,902
	Discover Financial Services	88,152	1,330,214
*	Dollar Financial Corp.	13,659	306,918
	Donegal Group, Inc. Class A	14,984	244,539
	Donegal Group, Inc. Class B	2,541	47,136
* #	E*TRADE Financial Corp.	98,406	420,194
	East West Bancorp, Inc.	37,290	701,425
	Eastern Insurance Holdings, Inc.	1,193	19,517
	Eaton Vance Corp.	11,944	380,416
	ECB Bancorp, Inc.	1,850	49,025
	EMC Insurance Group, Inc.	1,700	37,604
* #	Encore Capital Group, Inc.	19,000	140,220
#	Enterprise Financial Services Corp.	10,653	213,167
	Erie Indemnity Co.	35,480	1,750,938
	ESB Financial Corp.	8,379	86,304
	Evans Bancorp, Inc.	1,529	25,228
* #	Exlservice Holdings, Inc.	20,000	426,600
*	EZCORP, Inc. Class A	32,700	383,571
#	F.N.B. Corp.	50,366	690,518
	Farmers Capital Bank Corp.	800	20,240
	FBL Financial Group, Inc. Class A	21,761	639,991
	Federal Agriculture Mortgage Corp. Class A	300	5,376
	Federal Agriculture Mortgage Corp. Class C	5,372	129,143
#	Federal Trust Corp.	3,634	7,631
	Federated Investors, Inc.	21,600	876,528
	Fidelity Bancorp, Inc.	1,348	20,651
	Fidelity National Financial, Inc.	85,965	1,513,844
	Fidelity Southern Corp.	4,386	34,869
	Fifth Third Bancorp	106,622	2,441,644
#	Financial Federal Corp.	22,400	482,720
	Financial Institutions, Inc.	4,248	78,630
* #	First Acceptance Corp.	30,188	98,413
	First American Corp.	74,124	2,581,739
	First Bancorp	12,235	216,682
	First Bancorp of Indiana, Inc.	700	8,330
*	First Bancshares, Inc.	569	9,275
#	First Busey Corp.	25,708	480,997
*	First Cash Financial Services, Inc.	19,500	182,325
#	First Charter Corp.	21,876	529,618

22

	First Citizens BancShares, Inc.	5,912	$840,627
#	First Commonwealth Financial Corp.	62,415	660,351
	First Community Bancorp	20,368	580,488
	First Community Bancshares, Inc.	9,571	302,922
	First Defiance Financial Corp.	5,151	101,166
	First Federal Bancshares of Arkansas, Inc.	3,213	48,195
	First Federal Bankshares, Inc.	1,342	19,338
	First Federal of Northern Michigan Bancorp, Inc.	998	7,196
	First Financial Bancorp	31,849	369,130
#	First Financial Bankshares, Inc.	13,905	526,582
#	First Financial Corp.	11,476	301,245
	First Financial Holdings, Inc.	9,912	225,102
	First Financial Service Corp.	1,556	36,021
	First Franklin Corp.	461	4,218
#	First Horizon National Corp.	31,305	508,393
*	First Keystone Financial, Inc.	988	13,269
	First M&F Corp.	5,651	85,952
#	First Marblehead Corp.	52,950	636,988
*	First Mariner Bancorp, Inc.	2,110	13,272
	First Merchants Corp.	8,472	228,829
#	First Midwest Bancorp, Inc.	40,485	1,054,634
* #	First National Bancshares, Inc.	1	12
	First National Lincoln Corp.	4,895	70,977
#	First Niagara Financial Group, Inc.	93,438	1,067,072
	First PacTrust Bancorp, Inc.	1,814	30,747
	First Place Financial Corp.	7,039	86,298
*	First Regional Bancorp	10,804	172,972
	First Security Group, Inc.	4,828	43,790
#	First South Bancorp, Inc.	3,913	77,008
	First State Bancorporation	15,466	183,736
	First United Corp.	3,838	74,457
	First West Virginia Bancorp, Inc.	614	10,837
	Firstbank Corp.	2,587	35,035
*	FirstCity Financial Corp.	5,438	47,909
#	FirstMerit Corp.	67,000	1,257,590
	Flagstar Bancorp, Inc.	20,800	148,928
	Flushing Financial Corp.	18,623	303,555
	FNB United Corp.	5,065	58,754
	Forest City Enterprises, Inc. Class A	19,100	671,365
	Forest City Enterprises, Inc. Class B	1,800	63,414
*	Forestar Real Estate Group, Inc.	10,500	255,990
*	FPIC Insurance Group, Inc.	772	33,713
* #	Franklin Bank Corp.	6,700	25,728
* #	Franklin Credit Management Corp.	2,363	2,009
	Franklin Resources, Inc.	14,300	1,349,491
#	Frontier Financial Corp.	31,828	476,783
	Fulton Financial Corp.	122,252	1,421,791
*	FX Real Estate & Entertainment, Inc.	6,032	34,322
*	GAINSCO, Inc.	1,500	5,025
	Gallagher (Arthur J.) & Co.	57,652	1,360,587
	GAMCO Investors, Inc.	4,854	271,921
	Gateway Financial Holdings, Inc.	10,163	116,366

23

	GB&T Bancshares, Inc.	5,588	$49,733
	Genworth Financial, Inc.	235,400	5,456,572
	German American Bancorp, Inc.	9,036	113,763
*	GFI Group, Inc.	6,742	516,100
#	Glacier Bancorp, Inc.	44,654	767,602
*	Golfsmith International Holdings, Inc.	1,341	4,023
	Gouverneur Bancorp, Inc.	600	5,550
	Great Pee Dee Bancorp, Inc.	498	9,816
	Great Southern Bancorp, Inc.	10,169	182,534
*	Greater Atlantic Financial Corp.	840	4,284
	Greater Community Bancorp	3,797	58,132
	Greene Bancshares, Inc.	9,663	176,060
#	Greenhill & Co., Inc.	8,400	546,084
	Grubb & Ellis Co.	5,700	37,791
	GS Financial Corp.	500	8,285
	Guaranty Federal Bancshares, Inc.	1,342	35,898
*	Guaranty Financial Group, Inc.	10,500	137,445
	Habersham Bancorp	800	11,800
*	Hallmark Financial Services, Inc.	15,528	182,920
#	Hancock Holding Co.	26,300	974,152
	Hanmi Financial Corp.	23,972	182,906
	Hanover Insurance Group, Inc.	42,352	1,850,359
	Harleysville Group, Inc.	15,210	510,752
	Harleysville National Corp.	27,391	364,026
	Harleysville Savings Financial Corp.	1,716	24,007
	Harrington West Financial Group, Inc.	3,605	37,564
	Hartford Financial Services Group, Inc.	81,772	5,715,863
	Hawthorn Bancshares, Inc.	1,845	50,276
	HCC Insurance Holdings, Inc.	93,585	2,251,655
#	Heartland Financial USA, Inc.	12,203	216,969
	Hercules Technology Growth Capital, Inc.	487	5,790
	Heritage Commerce Corp.	11,899	196,096
	Heritage Financial Corp.	3,353	65,685
	Heritage Financial Group	6,561	80,438
	HF Financial Corp.	2,011	33,282
	Hilb Rogal Hamilton Co.	26,884	823,188
	Hingham Institution for Savings	804	23,597
	HMN Financial, Inc.	2,615	63,231
#	Home Bancshares, Inc.	15,093	301,558
	Home Federal Bancorp, Inc.	2,353	54,472
	Home Federal Bancorp, Inc.	4,394	49,872
	HopFed Bancorp, Inc.	710	10,018
	Horace Mann Educators Corp.	31,272	543,507
#	Horizon Financial Corp.	7,850	100,480
* #	HouseValues, Inc.	3,514	9,172
	Hudson City Bancorp, Inc.	180,220	2,860,091
	Huntington Bancshares, Inc.	91,485	1,117,947
	IBERIABANK Corp.	11,194	497,797
	IBT Bancorp, Inc.	1,324	37,337
	Imperial Capital Bancorp, Inc.	500	11,180
#	Independence Holding Co.	9,927	109,197
	Independent Bank Corp. (MA)	11,680	309,170

24

	Independent Bank Corp. (MI)	6,630	$64,709
	Infinity Property & Casualty Corp.	8,000	321,360
	Integra Bank Corp.	14,935	212,226
* #	IntercontinentalExchange, Inc.	5,300	690,590
	International Bancshares Corp.	42,859	929,183
	Intervest Bancshares Corp.	4,600	61,180
* #	Investment Technology Group, Inc.	26,600	1,239,028
*	Investors Bancorp, Inc.	86,253	1,250,668
	Investors Capital Holdings, Ltd.	1,200	6,072
	Investors Title Co.	1,210	57,971
	Irwin Financial Corp.	15,300	114,903
	Janus Capital Group, Inc.	76,903	1,862,591
#	Jefferies Group, Inc.	88,843	1,576,963
	Jefferson Bancshares, Inc.	2,516	26,972
*	Jesup & Lamont, Inc.	2,529	1,644
	Jones Lang LaSalle, Inc.	9,700	740,983
	JPMorgan Chase & Co.	877,052	35,652,164
#	Kearny Financial Corp.	26,597	284,588
	KeyCorp	164,561	3,628,570
#	K-Fed Bancorp	8,170	84,641
*	Knight Capital Group, Inc.	41,918	671,946
* #	LaBranche & Co., Inc.	2,300	10,672
#	Lakeland Bancorp, Inc.	20,318	226,343
	Lakeland Financial Corp.	9,233	188,353
#	LandAmerica Financial Group, Inc.	10,000	368,200
	Landmark Bancorp, Inc.	976	23,697
	Leesport Financial Corp.	3,343	59,338
	Legacy Bancorp, Inc.	7,571	107,432
	Legg Mason, Inc.	71,000	4,688,840
	Lehman Brothers Holdings, Inc.	126,926	6,471,957
#	Leucadia National Corp.	65,823	2,979,149
	Lincoln Bancorp	3,570	42,840
	Lincoln National Corp.	62,946	3,217,170
	LNB Bancorp, Inc.	4,622	60,132
	Loews Corp.	137,916	5,770,405
* #	Loopnet, Inc.	10,200	122,094
	LSB Corp.	2,427	41,210
	LSB Financial Corp.	560	11,368
#	M&T Bank Corp.	57,325	4,705,236
#	Macatawa Bank Corp.	5,639	51,992
	MainSource Financial Group, Inc.	16,314	213,877
*	Markel Corp.	3,200	1,487,200
*	MarketAxess Holdings, Inc.	22,039	206,505
* #	Marlin Business Services, Inc.	7,500	71,400
#	Marsh & McLennan Companies, Inc.	128,900	3,283,083
	Marshall & Ilsley Corp.	122,197	2,834,970
	MASSBANK Corp.	2,822	110,058
#	Mastercard, Inc.	4,200	798,000
	Mayflower Bancorp, Inc.	600	6,675
	MB Financial, Inc.	30,061	864,855
#	MBT Financial Corp.	11,153	94,243
	MCG Capital Corp.	35,235	422,820

25

*	Meadowbrook Insurance Group, Inc.	32,300	$257,108
	Medallion Financial Corp.	14,600	144,686
#	Mercantile Bancorp, Inc.	4,350	79,170
	Mercantile Bank Corp.	3,236	43,686
	Mercer Insurance Group, Inc.	4,928	86,733
	Merchants Bancshares, Inc.	4,924	113,547
	Mercury General Corp.	41,571	1,895,638
	Merrill Lynch & Co., Inc.	175,042	8,675,082
	Meta Financial Group, Inc.	1,360	36,638
	MetLife, Inc.	187,792	10,940,762
	MetroCorp Bancshares, Inc.	5,197	70,108
	MFB Corp.	500	17,520
	MicroFinancial, Inc.	7,999	43,195
	Mid Penn Bancorp, Inc.	874	22,287
	Midland Co.	10,872	702,549
#	MidSouth Bancorp, Inc.	2,906	64,223
#	Midwest Banc Holdings, Inc.	24,407	250,660
	MidWestOne Financial Group, Inc.	1,100	17,996
	Monroe Bancorp	2,759	38,709
	Moody’s Corp.	10,100	383,598
	Morgan Stanley	266,304	11,216,724
*	Move, Inc.	44,100	110,691
	MutualFirst Financial, Inc.	1,355	18,699
	Nara Bancorp, Inc.	22,858	250,524
* #	Nasdaq OMX Group, Inc.	68,700	2,851,737
	National City Corp.	162,261	2,573,459
	National Financial Partners Corp.	20,672	491,373
#	National Interstate Corp.	12,443	342,431
#	National Penn Bancshares, Inc.	53,678	859,385
	National Security Group, Inc.	963	14,830
	National Western Life Insurance Co. Class A	2,238	398,700
	Nationwide Financial Services, Inc.	25,380	1,046,925
*	Navigators Group, Inc.	12,264	671,209
	NBT Bancorp, Inc.	26,840	514,523
#	Nelnet, Inc. Class A	22,100	240,890
	New England Bancshares, Inc.	4,115	45,450
	New Hampshire Thrift Bancshares, Inc.	2,227	29,285
	New Westfield Financial, Inc.	20,757	207,985
#	New York Community Bancorp, Inc.	142,620	2,328,985
	NewAlliance Bancshares, Inc.	94,970	1,080,759
	NewBridge Bancorp	6,133	59,122
*	Newtek Business Services, Inc.	17,259	18,640
*	NexCen Brands, Inc.	29,500	116,230
*	Nexity Financial Corp.	400	3,032
	North Central Bancshares, Inc.	200	6,716
*	North Pointe Holdings Corp.	600	9,354
	North Valley Bancorp	2,786	35,967
	Northeast Bancorp	1,024	15,606
	Northeast Community Bancorp, Inc.	10,093	118,593
#	Northern Trust Corp.	52,469	3,548,478
	Northrim Bancorp, Inc.	4,565	98,330
	Northway Financial, Inc.	2,154	36,833

26

#	Northwest Bancorp, Inc.	35,336	$933,224
	Norwood Financial Corp.	1,002	31,593
	NYMAGIC, Inc.	5,479	132,263
	NYSE Euronext	47,800	3,139,026
	OceanFirst Financial Corp.	8,715	140,660
	Odyssey Re Holdings Corp.	46,625	1,686,892
	Ohio Valley Banc Corp.	1,600	40,000
#	Old National Bancorp	56,544	877,563
	Old Republic International Corp.	177,363	2,433,420
	Old Second Bancorp, Inc.	10,339	266,333
	Omega Financial Corp.	9,600	264,096
	optionsXpress Holding, Inc.	19,135	443,167
	PAB Bankshares, Inc.	3,690	43,616
	Pacific Capital Bancorp	33,750	707,062
	Pacific Continental Corp.	6,725	90,182
	Pacific Mercantile Bancorp	6,657	65,172
*	Pacific Premier Bancorp, Inc.	2,285	18,600
*	Pacific State Bancorp	1,732	22,412
	Pamrapo Bancorp, Inc.	2,413	40,273
	Park Bancorp, Inc.	700	14,168
#	Park National Corp.	12,009	726,544
	Parkvale Financial Corp.	3,717	103,221
	Patriot Capital Funding, Inc.	15,256	159,578
#	Peapack-Gladstone Financial Corp.	3,853	98,907
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	12,174	70,000
	Penns Woods Bancorp, Inc.	1,687	52,381
*	Pennsylvania Commerce Bancorp, Inc.	3,795	100,530
	Peoples Bancorp of Indiana	1,479	22,407
	Peoples Bancorp of North Carolina	3,759	48,115
	Peoples Bancorp, Inc.	9,064	196,870
	Peoples Community Bancorp	1,902	13,295
	People’s United Financial, Inc.	88,061	1,484,708
*	Philadelphia Consolidated Holding Corp.	46,256	1,569,004
*	Pico Holdings, Inc.	13,672	467,309
	Pinnacle Bancshares, Inc.	444	4,884
*	Pinnacle Financial Partners, Inc.	15,104	346,486
*	Piper Jaffray Companies, Inc.	1,000	38,730
*	PMA Capital Corp. Class A	20,257	166,107
	PNC Financial Services Group, Inc.	38,991	2,395,217
#	Portfolio Recovery Associates, Inc.	11,260	411,215
	Preferred Bank	6,172	113,071
	Premier Financial Bancorp, Inc.	1,708	20,957
	Presidential Life Corp.	1,300	21,788
	Princeton National Bancorp, Inc.	1,659	45,125
	Principal Financial Group, Inc.	66,348	3,664,400
#	PrivateBancorp, Inc.	11,761	353,888
* #	ProAssurance Corp.	21,267	1,130,766
	ProCentury Corp.	8,352	153,259
	Progressive Corp.	204,264	3,744,159
#	Prosperity Bancshares, Inc.	34,614	913,810
	Protective Life Corp.	49,474	1,909,202

27

#	Providence Community Bancshares, Inc.	729	$13,231
	Provident Bankshares Corp.	20,700	263,511
	Provident Financial Holdings, Inc.	2,687	45,410
	Provident Financial Services, Inc.	47,944	574,849
	Provident New York Bancorp	36,048	472,589
	Prudential Financial, Inc.	112,016	8,173,808
	PSB Holdings, Inc.	3,341	30,069
	Pulaski Financial Corp.	5,331	58,694
#	QC Holdings, Inc.	15,290	125,531
#	Radian Group, Inc.	14,372	102,329
	Rainier Pacific Financial Group, Inc.	4,415	59,912
#	Raymond James Financial, Inc.	96,796	2,175,006
#	Regions Financial Corp.	106,217	2,251,800
	Reinsurance Group of America, Inc.	49,234	2,693,592
#	Renasant Corp.	16,169	340,519
	Republic Bancorp, Inc. Class A	6,912	113,080
*	Republic First Bancorp, Inc.	3,334	20,671
	Resource America, Inc.	8,755	104,622
*	Rewards Network, Inc.	17,080	78,568
	Riverview Bancorp, Inc.	8,785	93,999
	RLI Corp.	15,344	801,417
#	Rockville Financial, Inc.	3,618	41,064
	Rome Bancorp, Inc.	5,280	62,093
#	Royal Bancshares of Pennsylvania, Inc. Class A	4,833	64,521
*	Royal Bank of Canada	3,052	152,916
	Rurban Financial Corp.	2,124	23,789
	S&T Bancorp, Inc.	17,800	504,630
#	S.Y. Bancorp, Inc.	11,779	258,785
	SAFECO Corp.	50,806	2,350,286
	Safety Insurance Group, Inc.	14,111	523,377
	Salisbury Bancorp, Inc.	924	28,228
#	Sanders Morris Harris Group, Inc.	17,365	155,069
	Sandy Spring Bancorp, Inc.	14,381	391,307
	SCBT Financial Corp.	8,708	260,456
	Schwab (Charles) Corp.	66,901	1,311,929
*	SCPIE Holdings, Inc.	6,257	171,442
*	Seabright Insurance Holdings	18,244	271,836
#	Seacoast Banking Corp. of Florida	6,798	67,980
#	Security Bank Corp.	6,978	47,311
*	Security National Financial Corp. Class A	2,326	8,141
	SEI Investments Co.	19,988	499,900
	Selective Insurance Group, Inc.	35,734	849,040
	Shore Bancshares, Inc.	598	12,582
	Shore Financial Corp.	680	12,437
	SI Financial Group, Inc.	598	5,765
	Siebert Financial Corp.	8,302	27,314
#	Sierra Bancorp	7,643	170,974
*	Signature Bank	7,177	190,190
	Simmons First National Corp. Class A	10,656	272,261
*	SLM Corp.	6,700	131,387
	Smithtown Bancorp, Inc.	3,401	70,231
	Somerset Hills Bancorp	2,430	27,240

28

	South Financial Group, Inc.	55,108	$795,208
#	South Street Financial Corp.	897	6,122
*	Southcoast Financial Corp.	3,581	48,523
	Southern Community Financial Corp.	10,888	80,245
*	Southern Connecticut Bancorp, Inc.	1,300	9,360
*	Southern First Bancshares, Inc.	1,244	18,349
#	Southside Bancshares, Inc.	9,301	193,182
	Southwest Bancorp, Inc.	12,544	203,087
	Southwest Georgia Financial Corp.	1,614	28,842
	Sovereign Bancorp, Inc.	154,295	1,701,874
	StanCorp Financial Group, Inc.	34,242	1,680,940
	State Auto Financial Corp.	32,070	870,380
	State Bancorp, Inc.	10,399	134,875
	State Street Corp.	69,070	5,425,448
	StellarOne Corp.	11,910	206,057
#	Sterling Bancorp	15,735	221,549
	Sterling Bancshares, Inc.	53,992	502,666
	Sterling Financial Corp.	25,645	381,854
#	Sterling Financial Corp. (PA)	12,823	214,529
#	Stewart Information Services Corp.	11,184	332,948
*	Stifel Financial Corp.	9,328	406,608
* #	Stratus Properties, Inc.	3,930	115,228
	Student Loan Corp.	11,197	1,237,268
	Suffolk Bancorp	5,953	177,816
* #	Sun American Bancorp	2,523	12,161
*	Sun Bancorp, Inc.	17,101	218,209
	SunTrust Banks, Inc.	86,044	5,001,738
* #	Superior Bancorp	21,900	114,318
#	Susquehanna Bancshares, Inc.	46,215	919,216
*	Susser Holdings Corp.	4,500	108,990
	Sussex Bancorp	1,806	22,133
*	SVB Financial Group	26,700	1,209,510
	SWS Group, Inc.	21,106	240,397
	Synovus Financial Corp.	89,788	1,035,256
	T. Rowe Price Group, Inc.	18,300	924,699
	Taylor Capital Group, Inc.	6,912	112,666
	TCF Financial Corp.	69,939	1,301,565
* #	TD Ameritrade Holding Corp.	32,100	587,430
	Team Financial, Inc.	892	12,301
	Teche Holding Co.	600	21,750
* #	Tejon Ranch Co.	10,100	357,540
#	Temecula Valley Bancorp, Inc.	3,917	39,953
*	Texas Capital Bancshares, Inc.	22,462	336,032
	TF Financial Corp.	1,805	42,417
*	The Bancorp, Inc.	6,360	72,758
#	The Colonial BancGroup, Inc.	97,319	1,175,614
	The Goldman Sachs Group, Inc.	79,224	13,438,767
*	The Intergroup Corp.	777	13,796
	The Phoenix Companies, Inc.	1,900	21,622
	The Savannah Bancorp, Inc.	2,587	40,771
#	The St. Joe Corp.	5,400	207,630
	The Travelers Companies, Inc.	168,078	7,800,500

29

#	The Wilber Corp.	4,450	$40,050
	Thomas Properties Group, Inc.	8,466	80,258
*	Thomas Weisel Partners Group, Inc.	19,600	172,480
	TIB Financial Corp.	4,622	32,169
	TierOne Corp.	6,744	99,137
	Timberland Bancorp, Inc.	5,508	70,062
#	Tompkins Financial Corp.	8,202	361,298
	Torchmark Corp.	26,810	1,615,571
	Tower Financial Corp.	1,125	12,937
	Tower Group, Inc.	14,870	422,457
*	Tradestation Group, Inc.	29,328	281,549
	Transatlantic Holdings, Inc.	32,782	2,209,507
* #	Triad Guaranty, Inc.	4,076	23,967
	Trico Bancshares	11,858	200,044
#	TrustCo Bank Corp. (NY)	49,174	425,355
#	Trustmark Corp.	41,672	823,439
	U.S. Bancorp	120,595	3,861,452
	UCBH Holdings, Inc.	77,162	871,159
	UMB Financial Corp.	30,200	1,156,056
#	Umpqua Holdings Corp.	23,049	326,604
*	Unico American Corp.	100	950
	Union Bankshares Corp.	11,716	204,913
	Union Bankshares, Inc.	1,462	28,334
	UnionBanCal Corp.	74,438	3,466,578
	United Bancshares, Inc.	1,874	25,318
	United Bankshares, Inc.	28,800	756,576
*	United Capital Corp.	5,128	121,790
#	United Community Banks, Inc.	19,722	280,841
#	United Community Financial Corp.	10,276	57,032
	United Financial Bancorp, Inc.	11,862	136,294
	United Fire & Casualty Co.	20,000	687,000
* #	United PanAm Financial Corp.	11,444	44,632
#	United Security Bancshares (CA)	3,818	51,161
	United Western Bancorp, Inc.	6,086	114,295
	Unitrin, Inc.	51,420	1,830,552
	Unity Bancorp, Inc.	1,827	14,780
*	Universal American Corp.	35,248	605,561
*	Universal Insurance Holdings, Inc.	2,600	15,314
#	Univest Corporation of Pennsylvania	11,185	228,957
	Unum Group	193,824	4,440,508
#	Valley National Bancorp	82,897	1,548,516
#	Vineyard National Bancorp Co.	7,893	71,116
* #	Virginia Commerce Bancorp, Inc.	11,962	120,577
	W. R. Berkley Corp.	80,267	2,310,887
	Wachovia Corp.	225,901	6,917,089
	Waddell & Reed Financial, Inc.	11,472	359,532
	Wainwright Bank & Trust Co.	3,634	45,461
	Washington Banking Co.	3,867	56,536
	Washington Federal, Inc.	61,709	1,400,794
	Washington Trust Bancorp, Inc.	9,179	212,218
* #	Wauwatosa Holdings, Inc.	5,486	64,515
	Wayne Savings Bancshares, Inc.	1,304	13,536

30

	Webster Financial Corp.	41,671	$1,165,538
	Wells Fargo & Co.	776,601	22,700,047
	Wesbanco, Inc.	16,371	381,281
	Wesco Financial Corp.	2,345	912,205
	West Bancorporation	7,220	92,127
	West Coast Bancorp	10,100	151,500
#	Westamerica Bancorporation	20,400	965,532
* #	Western Alliance Bancorp	12,100	144,958
	Westwood Holdings Group, Inc.	1,492	52,906
	Whitney Holding Corp.	44,496	1,068,349
	Willow Financial Bancorp, Inc.	12,267	100,467
	Wilmington Trust Corp.	54,572	1,680,818
	Wilshire Bancorp, Inc.	9,847	69,717
*	Wilshire Enterprises, Inc.	400	1,200
	Wintrust Financial Corp.	18,400	621,000
* #	World Acceptance Corp.	11,272	342,443
	WSB Holdings, Inc.	3,637	19,240
	WVS Financial Corp.	1,462	24,065
	Yadkin Valley Financial Corp.	8,473	120,825
	Zenith National Insurance Corp.	27,550	938,904
	Zions Bancorporation	44,219	2,111,457
* #	ZipRealty, Inc.	3,586	20,333
Total Financials			595,478,476

Health Care — (8.7%)
*	Abaxis, Inc.	12,273	357,635
	Abbott Laboratories	64,942	3,477,644
* #	Abiomed, Inc.	18,864	269,755
*	Abraxis Bioscience, Inc.	9,100	554,827
* #	Acadia Pharmaceuticals, Inc.	26,411	261,997
* #	Accelr8 Technology Corp.	1,800	7,560
*	Accelrys, Inc.	18,364	106,328
* #	Accentia Biopharmaceuticals, Inc.	4,500	11,745
*	Achillion Pharmaceuticals, Inc.	7,900	40,527
* #	Acusphere, Inc.	14,154	8,917
*	Adolor Corp.	25,100	114,707
* #	Advanced Life Sciences Holdings, Inc.	21,928	20,612
* #	Advanced Medical Optics, Inc.	35,000	800,800
* #	ADVENTRX Pharmaceuticals, Inc.	21,800	13,952
	Aetna, Inc.	93,044	4,614,982
* #	Affymetrix, Inc.	53,120	1,018,842
*	Air Methods Corp.	8,409	345,778
* #	Akorn, Inc.	20,283	129,000
* #	Albany Molecular Research, Inc.	14,100	156,933
*	Alexion Pharmaceuticals, Inc.	9,044	548,157
* #	Align Technology, Inc.	14,600	180,310
*	Alkermes, Inc.	27,647	357,752
	Allergan, Inc.	21,600	1,279,368
*	Alliance Imaging, Inc.	33,300	327,006
*	Allied Healthcare International, Inc.	33,944	69,246
*	Allied Healthcare Products, Inc.	3,783	26,935
*	Allion Healthcare, Inc.	11,864	69,998

31

* #	Allos Therapeutics, Inc.	13,719	$76,689
* #	Allscripts Healthcare Solutions, Inc.	25,900	276,353
*	Almost Family, Inc.	2,832	60,690
* #	Alnylam Pharmaceuticals, Inc.	17,203	488,565
#	Alpharma, Inc. Class A	27,443	691,015
* #	Amag Pharmaceuticals, Inc.	11,593	507,426
*	Amedisys, Inc.	15,534	664,545
*	America Services Group, Inc.	6,300	45,612
*	American Dental Partners, Inc.	9,062	86,723
* #	American Medical Systems Holdings, Inc.	55,660	812,079
	American Shared Hospital Services	2,089	5,431
* #	AMERIGROUP Corp.	38,500	1,386,000
	AmerisourceBergen Corp.	53,771	2,243,326
*	Amgen, Inc.	85,700	3,901,064
*	AMICAS, Inc.	32,099	84,099
*	AMN Healthcare Services, Inc.	28,769	465,770
*	Amsurg Corp.	22,500	542,025
* #	Amylin Pharmaceuticals, Inc.	12,487	330,531
	Analogic Corp.	8,200	479,782
*	Anesiva, Inc.	17,910	85,252
*	AngioDynamics, Inc.	18,251	302,602
*	Anika Therapeutics, Inc.	8,464	101,822
* #	Antigenics, Inc.	20,597	46,343
*	AP Pharma, Inc.	250	347
* #	APP Pharmaceuticals, Inc.	110,000	1,236,400
	Applera Corp. - Applied Biosystems Group	12,200	411,262
*	Applera Corp. - Celera Group	61,494	852,307
*	Apria Healthcare Group, Inc.	32,600	707,746
*	Aradigm Corp.	500	655
*	Arcadia Resources, Inc.	31,961	25,249
* #	Arena Pharmaceuticals, Inc.	36,300	246,114
* #	Ariad Pharmaceuticals, Inc.	16,500	55,275
* #	Arqule, Inc.	29,200	133,152
* #	Array BioPharma, Inc.	37,816	211,770
* #	Arrhythmia Research Technology, Inc.	1,790	12,440
* #	Arthrocare Corp.	15,394	618,069
* #	Aspect Medical Systems, Inc.	10,900	135,923
*	Assisted Living Concepts, Inc.	2,000	12,040
*	AtheroGenics, Inc.	9,800	8,624
*	AtriCure, Inc.	500	5,950
	Atrion Corp.	944	96,288
*	ATS Medical, Inc.	9,800	17,640
* #	Auxilium Pharmaceuticals, Inc.	7,133	228,541
*	Avalon Pharmaceuticals, Inc.	7,847	17,420
*	AVANIR Pharmaceuticals Class A	16,975	20,540
* #	Avant Immunotherapeutics, Inc.	950	655
* #	AVI BioPharma, Inc.	10,948	14,889
*	Avigen, Inc.	16,279	53,883
	Bard (C.R.), Inc.	7,500	710,925
*	Barr Laboratories, Inc.	40,021	1,886,990
* #	Barrier Therapeutics, Inc.	13,630	49,749
	Baxter International, Inc.	22,400	1,322,048

32

	Beckman Coulter, Inc.	28,097	$1,896,547
	Becton Dickinson & Co.	14,100	1,274,922
* #	Bentley Pharmaceuticals, Inc.	14,244	211,239
*	Bioanalytical Systems, Inc.	2,068	12,698
* #	BioCryst Pharmaceuticals, Inc.	28,026	111,543
*	Biogen Idec, Inc.	62,200	3,629,992
*	Bio-Imaging Technologies, Inc.	5,474	44,504
* #	BioLase Technology, Inc.	5,000	17,550
*	BioMarin Pharmaceutical, Inc.	27,900	1,061,316
*	BioMimetic Therapeutics, Inc.	11,740	161,308
*	Bio-Rad Laboratories, Inc. Class A	14,200	1,341,048
*	Bio-Rad Laboratories, Inc. Class B	944	89,208
*	Bio-Reference Laboratories, Inc.	9,100	251,615
* #	BioSante Pharmaceuticals, Inc.	7,500	25,875
*	BioScrip, Inc.	32,112	225,747
*	BioSphere Medical, Inc.	3,248	12,667
*	Boston Scientific Corp.	170,300	2,144,077
* #	Bovie Medical Corp.	1,700	10,064
	Bristol-Myers Squibb Co.	114,800	2,595,628
#	Brookdale Senior Living, Inc.	28,914	754,366
*	Bruker Corp.	55,058	752,643
* #	BSD Medical Corp.	7,639	41,556
*	Caliper Life Sciences, Inc.	37,547	156,571
	Cambrex Corp.	18,515	161,636
*	Candela Corp.	10,600	48,442
*	Cantel Medical Corp.	14,667	161,630
*	Capital Senior Living Corp.	7,900	59,566
*	Caraco Pharmaceutical Laboratories, Ltd.	7,855	129,058
*	Cardiac Science Corp.	18,007	167,285
	Cardinal Health, Inc.	32,172	1,902,652
*	Cardiotech International, Inc.	1,686	1,163
* #	Celgene Corp.	16,918	953,668
* #	Cell Genesys, Inc.	18,500	43,660
* #	Cell Therapeutics, Inc.	225	299
*	Celsion Corp.	3,725	22,871
*	Centene Corp.	28,383	508,623
* #	Cephalon, Inc.	20,535	1,239,082
* #	Cepheid, Inc.	28,300	783,344
* #	Cerner Corp.	9,900	430,155
*	Cerus Corp.	24,244	151,525
*	Chad Therapeutics, Inc.	880	273
*	Charles River Laboratories International, Inc.	39,734	2,327,618
	Chemed Corp.	15,100	720,421
	Cigna Corp.	24,100	1,074,378
* #	Clinical Data, Inc.	12,302	250,715
* #	Collagenex Pharmaceuticals, Inc.	9,977	162,825
* #	Columbia Laboratories, Inc.	1,805	4,422
* #	Combinatorx, Inc.	23,663	116,185
*	Community Health Systems, Inc.	63,179	1,962,972
	Computer Programs & Systems, Inc.	1,300	28,951
* #	Conceptus, Inc.	9,700	165,482
*	Conmed Corp.	24,322	655,721

33

*	Continucare Corp.	12,700	$28,575
#	Cooper Companies, Inc.	29,800	1,018,862
* #	Cortex Pharmaceuticals, Inc.	5,549	4,384
*	Corvel Corp.	9,911	298,618
*	Covance, Inc.	15,700	1,325,237
*	Coventry Health Care, Inc.	57,544	2,984,807
*	Critical Therapeutics, Inc.	22,729	24,775
*	Criticare Systems, Inc.	5,609	28,045
*	Cross Country Healthcare, Inc.	18,472	200,606
* #	CryoCor, Inc.	4,552	8,785
*	CryoLife, Inc.	6,800	63,988
* #	Cubist Pharmaceuticals, Inc.	16,100	293,020
*	CuraGen Corp.	9,900	7,227
*	Curis, Inc.	4,000	5,800
*	Cutera, Inc.	7,100	90,028
* #	CV Therapeutics, Inc.	31,800	185,712
* #	Cyberonics, Inc.	8,400	108,360
* #	Cyclacel Pharmaceuticals, Inc.	15,929	66,105
*	Cynosure, Inc. Class A	5,274	126,207
* #	Cypress Bioscience, Inc.	31,800	254,400
* #	Cytogen Corp.	5,844	2,980
*	Cytomedix, Inc.	855	1,453
*	Cytori Therapeutics, Inc.	7,314	46,736
	Datascope Corp.	13,117	456,472
*	DaVita, Inc.	11,172	554,466
*	Daxor Corp.	2,727	28,224
* #	Dendreon Corp.	39,910	210,725
	Dentsply International, Inc.	8,400	327,936
* #	DepoMed, Inc.	6,244	21,230
* #	Dexcom, Inc.	6,400	47,168
*	Dialysis Corporation of America	1,629	13,570
*	Digirad Corp.	4,900	14,112
* #	Dionex Corp.	5,102	376,630
* #	Discovery Laboratories, Inc.	24,572	51,110
* #	Durect Corp.	14,677	72,945
* #	DUSA Pharmaceuticals, Inc.	2,200	4,246
* #	Dyadic International, Inc.	5,300	1,484
*	Dyax Corp.	32,540	141,549
* #	Dynavax Technologies Corp.	26,773	166,528
*	Eclipsys Corp.	16,066	343,009
*	Edwards Lifesciences Corp.	32,575	1,420,596
	Eli Lilly & Co.	65,800	3,291,316
* #	Elite Pharmaceuticals, Inc.	4,415	6,843
* #	Emeritus Corp.	11,071	245,112
*	Emisphere Technologies, Inc.	15,800	28,756
*	Encision, Inc.	900	1,908
* #	Encysive Pharmaceuticals, Inc.	11,100	25,530
*	Endo Pharmaceuticals Holdings, Inc.	25,800	677,508
* #	Endologix, Inc.	36,686	115,928
* #	Entremed, Inc.	4,300	3,913
*	Enzo Biochem, Inc.	7,800	73,476
* #	Enzon Pharmaceuticals, Inc.	38,116	327,416

34

* #	EPIX Pharmaceuticals, Inc.	13,133	$40,056
*	eResearch Technology, Inc.	28,600	342,056
*	etrials Worldwide, Inc.	5,248	13,382
* #	ev3, Inc.	36,258	320,521
* #	Exact Sciences Corp.	15,692	30,756
*	Exactech, Inc.	6,442	169,102
*	Exelixis, Inc.	24,400	155,672
*	Express Scripts, Inc.	23,000	1,359,300
*	E-Z-EM, Inc.	9,024	187,609
*	Farville, Inc.	6,241	11,920
* #	Five Star Quality Care, Inc.	14,100	101,097
*	Forest Laboratories, Inc.	80,710	3,209,837
*	Genentech, Inc.	43,354	3,284,065
* #	Genitope Corp.	30,442	20,396
*	Gen-Probe, Inc.	10,800	516,348
*	Gentiva Health Services, Inc.	24,400	526,064
* #	GenVec, Inc.	18,700	21,318
*	Genzyme Corp.	20,116	1,426,627
* #	Geron Corp.	67,601	332,597
*	Gilead Sciences, Inc.	43,774	2,071,386
*	Greatbatch, Inc.	13,872	296,445
* #	GTx, Inc.	5,640	92,327
*	Haemonetics Corp.	15,700	912,170
* #	Halozyme Therapeutics, Inc.	15,334	84,337
* #	Hana Biosciences, Inc.	7,200	5,544
*	Hanger Orthopedic Group, Inc.	14,100	163,419
*	Harvard Bioscience, Inc.	21,957	100,783
*	Health Grades, Inc.	1,994	10,887
	Health Management Associates, Inc.	113,900	609,365
*	Health Net, Inc.	35,680	1,567,779
*	HealthExtras, Inc.	23,377	644,036
*	Healthspring, Inc.	23,800	417,690
*	HealthStream, Inc.	11,452	34,585
*	HealthTronics, Inc.	17,293	63,119
*	Healthways, Inc.	16,500	566,775
* #	Hemispherx Biopharma, Inc.	2,000	1,660
*	Henry Schein, Inc.	28,972	1,733,105
	Hillenbrand Indutries, Inc.	42,000	2,203,740
* #	Hi-Tech Pharmacal Co., Inc.	9,522	106,075
* #	Hlth Corp.	82,534	977,203
* #	HMS Holdings Corp.	13,348	365,201
* #	Hollis-Eden Pharmaceuticals, Inc.	9,100	17,199
* #	Hologic, Inc.	24,624	1,485,073
	Hooper Holmes, Inc.	38,429	24,979
*	Hospira, Inc.	6,472	275,448
*	Human Genome Sciences, Inc.	28,400	167,844
*	Humana, Inc.	53,400	3,648,822
*	ICU Medical, Inc.	10,310	276,720
*	Idenix Pharmaceuticals, Inc.	370	2,009
* #	Idera Pharmaceuticals, Inc.	2,999	30,650
*	IDEXX Laboratories, Inc.	10,374	575,446
* #	IDM Pharma, Inc.	13,317	29,297

35

* #	I-Flow Corp.	17,344	$244,377
* #	Illumina, Inc.	8,065	583,987
* #	ImClone Systems, Inc.	22,100	994,721
* #	Immtech International, Inc.	5,700	4,560
*	Immucor, Inc.	15,200	452,960
* #	Immunicon Corp.	8,500	9,180
* #	ImmunoGen, Inc.	26,279	78,049
* #	Immunomedics, Inc.	25,300	62,491
*	Implant Sciences Corp.	2,800	4,200
	IMS Health, Inc.	18,200	409,682
* #	Incyte Corp.	42,500	421,175
* #	Indevus Pharmaceuticals, Inc.	40,571	201,232
*	Infinity Pharmaceuticals, Inc.	6,756	50,670
* #	Inhibitex, Inc.	200	162
* #	Inovio Biomedical Corp.	10,600	9,752
* #	Insmed, Inc.	795	620
*	Inspire Pharmaceuticals, Inc.	23,200	104,168
* #	Integra LifeSciences Holdings	14,500	600,880
*	IntegraMed America, Inc.	5,884	59,664
*	Interleukin Genetics, Inc.	6,530	9,599
* #	InterMune, Inc.	11,100	156,288
* #	Interpharm Holdings, Inc.	3,644	601
* #	Introgen Therapeutics, Inc.	26,100	74,907
*	Intuitive Surgical, Inc.	2,700	761,184
	Invacare Corp.	21,300	531,648
*	Inventiv Health, Inc.	22,618	719,252
*	Inverness Medical Innovations, Inc.	34,513	1,020,549
*	Invitrogen Corp.	32,595	2,753,952
*	Iridex Corp.	2,386	7,635
*	IRIS International, Inc.	14,232	160,395
* #	Isis Pharmaceuticals, Inc.	17,100	246,240
* #	Isolagen, Inc.	15,112	9,369
* #	Ista Pharmaceuticals, Inc.	17,137	71,804
* #	I-Trax, Inc.	31,333	125,332
*	IVAX Diagnostics, Inc.	1,200	696
* #	Javelin Pharmaceuticals, Inc.	13,200	38,148
	Johnson & Johnson	142,350	8,820,006
* #	Kendle International, Inc.	9,600	430,176
*	Kensey Nash Corp.	8,800	238,920
* #	Keryx Biopharmaceuticals, Inc.	16,500	94,875
	Kewaunee Scientific Corp.	1,006	17,796
*	Kindred Healthcare, Inc.	25,500	537,795
*	Kinetic Concepts, Inc.	11,100	570,429
*	King Pharmaceuticals, Inc.	146,463	1,552,508
* #	Kosan Biosciences, Inc.	17,232	34,292
* #	K-V Pharmaceutical Co. Class A	20,900	525,008
*	K-V Pharmaceutical Co. Class B	5,408	135,200
*	La Jolla Pharmaceutical Co.	23,100	57,519
*	Laboratory Corp. of America Holdings	34,200	2,644,002
	Landauer, Inc.	1,600	76,480
*	Langer, Inc.	4,540	9,262
*	Lannet Co., Inc.	7,643	22,929

36

#	LCA-Vision, Inc.	5,100	$70,278
*	Lexicon Pharmaceuticals, Inc.	80,851	150,383
*	LHC Group, Inc.	11,891	202,147
*	Lifecell Corp.	8,600	347,010
*	Lifecore Biomedical, Inc.	7,472	125,754
* #	LifePoint Hospitals, Inc.	34,055	853,418
*	Lincare Holdings, Inc.	52,719	1,713,367
*	Lipid Sciences, Inc.	184	94
* #	Luminex Corp.	20,498	356,870
*	Magellan Health Services, Inc.	27,582	1,195,128
* #	Mannkind Corp.	6,000	42,420
* #	Martek Biosciences Corp.	32,234	923,826
*	Matria Healthcare, Inc.	16,302	409,506
* #	Matrixx Initiatives, Inc.	5,387	78,111
*	Maxygen, Inc.	22,700	145,734
	McKesson Corp.	24,800	1,457,248
*	Medarex, Inc.	80,943	752,770
*	MedCath Corp.	17,314	360,997
*	Medco Health Solutions, Inc.	93,688	4,151,315
*	Medical Action Industries, Inc.	11,405	214,642
*	Medical Staffing Network Holdings, Inc.	15,229	84,521
	Medicis Pharmaceutical Corp. Class A	42,200	865,522
* #	Medivation, Inc.	7,300	116,873
*	MEDTOX Scientific, Inc.	4,648	74,322
	Medtronic, Inc.	65,858	3,250,751
*	Memory Pharmaceuticals Corp.	11,800	7,552
*	Memry Corp.	4,650	6,045
#	Mentor Corp.	9,250	274,355
	Merck & Co., Inc.	102,305	4,532,111
* #	Merge Technologies, Inc.	26,746	14,175
	Meridian Bioscience, Inc.	16,250	556,887
*	Merit Medical Systems, Inc.	23,200	367,720
*	Metabasis Therapeutics, Inc.	17,603	33,798
*	Metropolitan Health Networks, Inc.	26,467	62,462
*	Micromet, Inc.	13,240	18,404
* #	Micrus Endovascular Corp.	4,721	66,802
* #	MiddleBrook Pharmaceuticals, Inc.	6,000	25,320
*	Millennium Pharmaceuticals, Inc.	193,187	2,702,686
* #	Millipore Corp.	13,100	915,690
* #	Minrad International, Inc.	19,936	46,451
* #	Molina Healthcare, Inc.	21,544	681,868
* #	Momenta Pharmaceuticals, Inc.	300	3,048
* #	Monogram Biosciences, Inc.	3,600	5,256
*	MTS Medication Technologies	2,178	27,116
*	MWI Veterinary Supply, Inc.	7,695	268,017
#	Mylan, Inc.	21,800	258,112
* #	Myriad Genetics, Inc.	19,800	732,996
* #	Nabi Biopharmaceuticals	20,932	81,007
* #	Nastech Pharmaceutical Co., Inc.	3,600	8,316
*	National Dentex Corp.	3,312	46,335
	National Healthcare Corp.	9,343	435,944
*	National Medical Health Card Systems, Inc.	3,937	41,102

37

	National Research Corp.	3,850	$99,946
*	Natus Medical, Inc.	15,521	294,744
* #	Nektar Therapeutics	11,300	78,535
*	Neogen Corp.	9,430	254,516
*	Neopharm, Inc.	1,544	942
*	Neose Technologies, Inc.	11,050	5,757
* #	Neurocrine Biosciences, Inc.	28,300	141,783
* #	Neurogen Corp.	21,993	34,969
* #	Neurometric, Inc.	1,600	3,888
* #	Nighthawk Radiology Holdings, Inc.	24,200	276,364
* #	NitroMed, Inc.	17,362	19,272
*	NMT Medical, Inc.	6,862	27,379
* #	Northfield Laboratories, Inc.	4,700	4,888
* #	Northstar Neuroscience, Inc.	6,713	10,539
*	Novacea, Inc.	2,117	5,758
* #	NovaMed, Inc.	11,300	45,313
* #	Novavax, Inc.	37,582	105,230
* #	Noven Pharmaceuticals, Inc.	13,000	176,280
* #	NPS Pharmaceuticals, Inc.	14,900	59,004
*	Nutraceutical International Corp.	8,150	103,831
*	NuVasive, Inc.	15,033	579,372
*	Nuvelo, Inc.	6,300	10,521
*	NxStage Medical, Inc.	19,810	117,275
*	Odyssey Healthcare, Inc.	27,804	243,007
#	Omnicare, Inc.	47,267	991,662
*	Omnicell, Inc.	26,562	504,678
*	Omrix Biopharmaceuticals, Inc.	11,800	284,970
* #	Onyx Pharmaceuticals, Inc.	14,900	407,068
*	OraSure Technologies, Inc.	29,288	209,116
*	Orchid Cellmark, Inc.	19,239	88,307
*	Ore Pharmaceuticals, Inc.	12,628	8,524
*	Orthologic Corp.	2,952	3,100
* #	Oscient Pharmaceuticals Corp.	1	2
*	OSI Pharmaceuticals, Inc.	10,200	366,690
*	Osteotech, Inc.	12,507	54,656
	Owens & Minor, Inc.	28,044	1,205,051
*	Oxigene, Inc.	14,996	28,492
* #	Pain Therapeutics, Inc.	29,033	244,748
* #	PainCare Holdings, Inc.	4,400	330
*	Palatin Technologies, Inc.	9,931	3,774
*	Palomar Medical Technologies, Inc.	5,100	67,881
*	Panacos Pharmaceuticals, Inc.	6,400	4,416
*	Par Pharmaceutical Companies, Inc.	26,800	474,092
* #	Parexel International Corp.	18,600	1,022,070
*	Patterson Companies, Inc.	27,500	968,000
*	PDI, Inc.	10,402	81,864
*	PDL BioPharma, Inc.	18,172	290,389
*	Pediatrix Medical Group, Inc.	24,060	1,588,201
* #	Penwest Pharmaceuticals Co.	1,840	5,667
#	PerkinElmer, Inc.	83,433	2,070,807
	Perrigo Co.	60,007	2,005,434
	Pfizer, Inc.	1,457,572	32,474,704

38

	Pharmaceutical Products Development Service, Inc.	23,232	$1,047,066
*	Pharmacopia, Inc.	12,586	46,316
* #	Pharmacyclics, Inc.	6,400	7,424
* #	Pharmanet Development Group, Inc.	11,867	342,126
* #	PharMerica Corp.	13,816	203,372
*	Pharmion Corp.	16,600	1,188,394
*	Phase Forward, Inc.	16,356	260,551
*	PHC, Inc.	13,963	37,840
*	Pipex Pharmaceuticals, Inc.	1,000	1,200
*	Possis Medical, Inc.	11,776	228,690
*	Pozen, Inc.	7,200	87,768
* #	Progenics Pharmaceuticals, Inc.	23,900	365,670
*	Prospect Medical Holdings, Inc.	2,320	8,538
*	Providence Service Corp.	8,700	245,253
* #	ProxyMed, Inc.	4,767	9,010
*	PSS World Medical, Inc.	47,223	826,402
	Psychemedics Corp.	1,110	18,315
* #	Psychiatric Solutions, Inc.	44,140	1,248,721
*	QuadraMed Corp.	20,490	39,955
#	Quest Diagnostics, Inc.	57,744	2,752,656
*	Questcor Pharmaceuticals, Inc.	1,200	5,400
*	Quidel Corp.	15,000	246,450
* #	Quigley Corp.	3,192	16,918
* #	RadNet, Inc.	16,400	133,004
*	Regeneron Pharmaceuticals, Inc.	18,522	366,180
* #	RegeneRx Biopharmaceuticals, Inc.	6,400	6,400
*	RehabCare Group, Inc.	12,900	258,000
*	Renovis, Inc.	15,665	37,126
*	Repligen Corp.	20,815	110,111
* #	Repros Therapeutics, Inc.	8,625	72,277
*	Res-Care, Inc.	20,261	436,422
*	ResMed, Inc.	15,900	643,791
*	Respironics, Inc.	17,769	1,167,068
*	Retractable Technologies, Inc.	7,725	11,587
* #	Rigel Pharmaceuticals, Inc.	19,900	394,418
* #	Rochester Medical Corp.	6,656	68,291
* #	Rotech Healthcare, Inc.	6,634	2,985
*	RTI Biologics, Inc.	30,259	260,229
* #	Salix Pharmaceuticals, Ltd.	35,404	238,977
* #	Sangamo BioSciences, Inc.	20,288	237,370
*	Santarus, Inc.	9,650	17,370
* #	Savient Pharmaceuticals, Inc.	27,004	612,451
#	Schering-Plough Corp.	61,548	1,335,592
*	SciClone Pharmaceuticals, Inc.	26,160	52,320
*	Sciele Pharma, Inc.	25,800	534,060
* #	SCOLR Pharma, Inc.	4,500	5,805
*	Seattle Genetics, Inc.	15,500	139,345
* #	Senomyx, Inc.	6,752	45,914
*	Sepracor, Inc.	6,144	131,912
* #	Sequenom, Inc.	13,607	95,113
*	SeraCare Life Sciences, Inc.	519	2,725

39

* #	Signalife, Inc.	1,200	$852
* #	Sirona Dental Systems, Inc.	35,680	928,037
*	Somanetics Corp.	9,346	259,725
* #	Somaxon Pharmaceuticals, Inc.	10,200	49,062
*	Sonic Innovations, Inc.	20,307	85,899
* #	SonoSite, Inc.	12,400	364,932
	Span-American Medical System, Inc.	1,791	22,137
*	Spectranetics Corp.	21,900	197,100
*	Spectrum Pharmaceuticals, Inc.	19,000	49,210
*	SRI/Surgical Express, Inc.	3,488	14,615
*	St. Jude Medical, Inc.	20,800	893,984
* #	Staar Surgical Co.	4,200	9,744
* #	StemCells, Inc.	55,500	83,805
* #	Stereotaxis, Inc.	300	1,731
	Steris Corp.	45,972	1,131,831
*	Strategic Diagnostics, Inc.	12,450	54,033
	Stryker Corp.	23,210	1,511,203
*	Sun Healthcare Group, Inc.	28,469	419,633
*	SunLink Health Systems, Inc.	1,100	6,985
*	Sunrise Senior Living, Inc.	36,457	998,193
* #	SuperGen, Inc.	32,277	88,762
* #	SurModics, Inc.	9,500	419,615
*	Symmetry Medical, Inc.	29,400	523,320
*	Synovis Life Technologies, Inc.	10,402	183,907
*	Targacept, Inc.	4,600	36,386
*	Techne Corp.	12,272	839,282
* #	Telik, Inc.	6,272	15,743
*	Tenet Healthcare Corp.	77,100	370,851
* #	Tercica, Inc.	34,037	205,924
*	The Medicines Co.	35,700	687,582
*	Theragenics Corp.	22,613	87,738
*	Theravance, Inc.	8,775	144,349
*	Thermo Fisher Scientific, Inc.	72,600	4,060,518
*	Third Wave Technologies, Inc.	9,900	78,903
*	Thoratec Corp.	40,530	588,090
* #	Titan Pharmaceuticals, Inc.	12,474	14,345
*	Torreypines Therapeutics, Inc.	6,168	11,781
* #	Trimeris, Inc.	17,500	105,175
*	TriZetto Group, Inc.	23,755	463,698
*	U.S. Physical Therapy, Inc.	9,300	123,225
*	United Therapeutics Corp.	6,200	521,854
	UnitedHealth Group, Inc.	99,920	4,644,282
	Universal Health Services, Inc.	35,416	1,891,923
*	Urologix, Inc.	6,387	7,090
* #	Uroplasty, Inc.	1,867	7,001
	Utah Medical Products, Inc.	1,613	48,245
#	Valeant Pharmaceuticals International	68,700	944,625
*	Vanda Pharmaceuticals, Inc.	6,700	30,552
* #	Varian Medical Systems, Inc.	5,975	313,389
*	Varian, Inc.	18,112	980,765
*	Vascular Solutions, Inc.	3,800	23,636
*	VCA Antech, Inc.	13,000	417,430

40

*	Vertex Pharmaceuticals, Inc.	12,300	$215,250
* #	Vical, Inc.	24,900	94,869
* #	ViroPharma, Inc.	44,104	403,993
*	VistaCare, Inc.	5,544	47,512
* #	Vital Images, Inc.	13,900	220,454
	Vital Signs, Inc.	9,962	506,568
* #	Vivus, Inc.	14,800	86,728
*	Vnus Medical Technologies	11,300	211,197
*	Volcano Corp.	23,973	293,909
*	Waters Corp.	9,300	554,373
*	Watson Pharmaceuticals, Inc.	73,801	2,052,406
*	WellPoint, Inc.	143,428	10,051,434
	West Pharmaceutical Services, Inc.	21,100	871,430
*	Wright Medical Group, Inc.	27,631	727,248
	Wyeth	78,072	3,405,501
* #	Xenoport, Inc.	5,500	281,435
	Young Innovations, Inc.	5,329	113,721
*	Zila, Inc.	6,868	3,846
*	Zimmer Holdings, Inc.	9,916	746,576
*	Zoll Medical Corp.	11,200	278,656
* #	Zymogenetics, Inc.	30,719	306,883
Total Health Care			286,010,789

Industrials — (11.0%)
* #	3-D Systems Corp.	14,600	211,116
	3M Co.	43,500	3,410,400
*	A. T. Cross Co. Class A	4,383	34,187
	A.O. Smith Corp.	16,300	593,809
	AAON, Inc.	11,825	195,231
* #	AAR Corp.	25,300	655,017
#	ABM Industries, Inc.	28,000	556,080
*	ABX Air, Inc.	30,900	94,554
*	Acco Brands Corp.	36,100	500,707
*	Accuride Corp.	26,900	194,218
	Aceto Corp.	5,700	39,957
*	Active Power, Inc.	8,300	14,940
	Actuant Corp.	37,226	1,000,635
	Acuity Brands, Inc.	12,500	555,125
	Administaff, Inc.	15,100	372,366
*	AeroCentury Corp.	584	9,344
*	Aerosonic Corp.	1,200	5,940
*	AGCO Corp.	53,485	3,469,037
*	AirNet Systems, Inc.	600	1,080
*	Airtran Holdings, Inc.	58,600	423,092
*	Alabama Aircraft Industries	1,411	4,515
	Alamo Group, Inc.	8,292	153,734
* #	Alaska Air Group, Inc.	31,700	773,480
	Albany International Corp. Class A	18,216	625,355
#	Alexander & Baldwin, Inc.	30,732	1,353,437
* #	Alliant Techsystems, Inc.	13,400	1,406,196
* #	Allied Defense Group, Inc.	3,544	26,403
*	Allied Waste Industries, Inc.	169,600	1,753,664

41

*	Amerco, Inc.	11,959	$623,183
	American Ecology Corp.	12,700	316,357
*	American Reprographics Co.	2,200	35,596
#	American Science & Engineering, Inc.	6,344	343,591
* #	American Superconductor Corp.	16,800	379,512
#	American Woodmark Corp.	8,800	167,024
	Ameron International Corp.	6,644	733,298
	Ametek, Inc.	36,350	1,548,146
	Ampco-Pittsburgh Corp.	7,628	288,796
* #	AMR Corp.	60,900	780,129
#	Amrep Corp.	3,020	112,344
	Angelica Corp.	5,997	99,250
*	APAC Customer Services, Inc.	15,910	17,660
#	Apogee Enterprises, Inc.	21,704	334,025
* #	Applied Energetics, Inc.	32,000	75,200
	Applied Industrial Technologies, Inc.	3,600	99,504
	Applied Signal Technologies, Inc.	9,773	116,299
*	Argon ST, Inc.	14,113	229,336
#	Arkansas Best Corp.	16,000	427,360
*	Arotech Corp.	5,156	9,848
*	Astec Industries, Inc.	16,194	613,105
*	Astronics Corp.	2,956	58,381
*	Atlas Air Worldwide Holding, Inc.	15,500	784,300
*	Avalon Holding Corp. Class A	1,302	7,057
#	Avery Dennison Corp.	38,300	1,965,556
*	Avis Budget Group, Inc.	60,237	688,509
*	Axsys Technologies, Inc.	8,798	387,112
*	AZZ, Inc.	9,034	319,984
#	Badger Meter, Inc.	6,100	232,837
*	Baker (Michael) Corp.	5,547	159,754
	Baldor Electric Co.	32,400	928,908
*	Baldwin Technology Co., Inc. Class A	11,700	30,537
	Barnes Group, Inc.	34,400	782,256
#	Barrett Business Services, Inc.	6,531	105,802
* #	BE Aerospace, Inc.	43,031	1,475,963
*	Beacon Roofing Supply, Inc.	1,326	11,351
	Belden, Inc.	36,450	1,432,485
*	Blount International, Inc.	22,850	272,600
#	BlueLinx Holdings, Inc.	19,200	104,448
	Boeing Co.	32,784	2,714,187
	Bowne & Co., Inc.	1,600	21,232
	Brady Co. Class A	32,776	1,002,290
*	Breeze-Eastern Corp.	500	5,477
#	Briggs & Stratton Corp.	41,775	746,519
*	BTU International, Inc.	3,498	37,499
#	Bucyrus International, Inc.	300	29,964
* #	Builders FirstSource, Inc.	19,400	128,622
	Burlington Northern Santa Fe Corp.	76,666	6,729,741
#	C&D Technologies, Inc.	17,800	97,188
	C.H. Robinson Worldwide, Inc.	16,987	862,430
*	Cano Petroleum, Inc.	24,700	161,785
* #	Capstone Turbine Corp.	8,200	14,924

42

	Carlisle Companies, Inc.	49,900	$1,822,847
#	Cascade Corp.	8,000	358,400
*	Casella Waste Systems, Inc. Class A	18,879	186,713
	Caterpillar, Inc.	35,000	2,531,550
* #	CBIZ, Inc.	41,258	367,196
	CDI Corp.	15,486	352,306
*	CECO Environmental Corp.	12,196	110,740
*	Celadon Group, Inc.	14,925	134,325
* #	Cenveo, Inc.	17,100	257,184
* #	Ceradyne, Inc.	10,800	335,988
	Champion Industries, Inc.	5,329	28,137
*	Channell Commercial Corp.	3,028	4,481
*	Chart Industries, Inc.	11,936	409,524
	Chase Corp.	5,134	121,162
	Chicago Rivet & Machine Co.	200	5,020
*	ChoicePoint, Inc.	13,900	672,760
	Cintas Corp.	50,400	1,450,512
	CIRCOR International, Inc.	12,100	551,155
#	Clarcor, Inc.	32,000	1,145,600
*	Clean Harbors, Inc.	7,300	449,096
*	Columbus McKinnon Corp.	14,100	403,824
	Comfort Systems USA, Inc.	26,100	310,590
*	Commercial Vehicle Group, Inc.	10,800	101,088
*	Competitive Technologies, Inc.	2,400	4,200
	CompX International, Inc.	3,317	27,597
*	COMSYS IT Partners, Inc.	11,595	109,225
* #	Consolidated Graphics, Inc.	8,300	441,477
* #	Continental Airlines, Inc.	61,600	1,489,488
	Con-way, Inc.	29,100	1,318,521
	Cooper Industries, Ltd.	38,400	1,610,112
*	Copart, Inc.	41,608	1,733,389
*	Cornell Companies, Inc.	600	12,486
	Corporate Executive Board Co.	2,500	101,525
*	Corrections Corp. of America	70,140	1,883,960
* #	CoStar Group, Inc.	14,900	618,648
* #	Covanta Holding Corp.	70,128	2,011,271
*	CPI Aerostructures, Inc.	3,588	30,283
*	CRA International, Inc.	8,200	311,436
	Crane Co.	33,540	1,382,854
	CSX Corp.	92,900	4,507,508
	Cubic Corp.	20,566	525,873
	Cummins, Inc.	50,000	2,519,000
	Curtiss-Wright Corp.	33,244	1,398,243
	Danaher Corp.	29,700	2,202,255
	Deere & Co.	38,000	3,237,980
*	Delta Air Lines, Inc.	79,400	1,059,990
	Deluxe Corp.	14,900	310,367
*	Devcon International Corp.	800	1,880
	Diamond Management & Technology Consultants, Inc.	17,300	102,589
*	Distributed Energy Systems Corp.	4,400	2,200
* #	Document Securities Systems, Inc.	3,428	15,426

43

* #	Dollar Thrifty Automotive Group, Inc.	3,100	$44,516
	Donaldson Co., Inc.	18,500	779,960
*	Double Eagle Petroleum Co.	4,400	74,448
	Dover Corp.	60,775	2,522,770
	DRS Technologies, Inc.	27,124	1,521,385
*	Ducommun, Inc.	8,756	242,804
* #	DXP Enterprises, Inc.	4,500	168,210
*	Dynamex, Inc.	7,100	164,152
	Dynamic Materials Corp.	3,230	184,078
*	Eagle Test Systems, Inc.	9,500	99,465
#	Eastern Co.	4,348	73,481
	Eaton Corp.	37,925	3,057,893
	Ecology & Environment, Inc. Class A	1,611	18,849
	Electro Rent Corp.	19,696	255,654
*	EMCOR Group, Inc.	47,000	1,132,230
	Emerson Electric Co.	43,400	2,211,664
	Encore Wire Corp.	17,787	297,932
* #	Energy Conversion Devices, Inc.	30,700	815,699
* #	Energy Focus, Inc.	4,614	23,393
*	EnerSys	36,507	839,296
* #	ENGlobal Corp.	11,100	102,564
	Ennis, Inc.	16,272	259,701
*	EnPro Industries, Inc.	13,072	386,016
*	Environmental Tectonics Corp.	1,572	2,908
	Equifax, Inc.	47,343	1,620,077
*	ESCO Technologies, Inc.	13,600	449,616
	Espey Manufacturing & Electronics Corp.	1,573	34,134
*	Esterline Technologies Corp.	21,079	1,104,540
* #	Evergreen Solar, Inc.	61,971	595,541
* #	Exide Technologies	19,931	203,695
	Expeditors International of Washington, Inc.	20,200	794,264
*	Exponent, Inc.	9,789	284,860
*	ExpressJet Holdings, Inc.	21,900	53,217
*	EXX, Inc. Class A	4,042	12,328
	Fastenal Co.	14,200	577,372
	Federal Signal Corp.	33,707	406,843
#	FedEx Corp.	66,200	5,834,206
*	First Advantage Corp.	4,919	97,839
*	Flanders Corp.	6,165	38,839
*	Flow International Corp.	6,286	46,328
#	Flowserve Corp.	24,222	2,637,776
#	Fluor Corp.	8,400	1,169,700
* #	Fortune Industries, Inc.	4,100	9,840
	Forward Air Corp.	14,400	422,640
	Franklin Electric Co., Inc.	17,550	578,799
	Freightcar America, Inc.	9,900	396,792
* #	Frontier Airlines Holdings, Inc.	1,900	5,567
	Frozen Food Express Industries, Inc.	2,400	16,608
* #	FTI Consulting, Inc.	27,100	1,720,850
* #	FuelCell Energy, Inc.	44,800	320,768
*	Furmanite Corp.	20,112	220,830
	G & K Services, Inc. Class A	13,000	497,380

44

*	Gardner Denver Machinery, Inc.	44,491	$1,642,163
	GATX Corp.	38,945	1,401,241
*	Gehl Co.	7,500	120,225
#	Gencorp, Inc.	23,700	246,480
*	General Cable Corp.	7,000	432,040
	General Dynamics Corp.	38,500	3,151,225
	General Electric Co.	752,936	24,952,299
*	Genesee & Wyoming, Inc.	23,828	738,668
*	GeoEye, Inc.	13,540	409,043
*	GeoPetro Resources Co.	1,500	4,455
*	Global Cash Access, Inc.	8,500	44,795
	Goodrich Corp.	40,300	2,386,969
#	Gorman-Rupp Co.	10,706	292,274
*	GP Strategies Corp.	11,504	107,562
	Graco, Inc.	5,387	186,983
*	Graftech International, Ltd.	29,400	470,988
	Graham Corp.	3,125	120,250
	Granite Construction, Inc.	23,600	712,484
#	Greenbrier Companies, Inc.	14,100	370,548
*	Griffon Corp.	15,800	139,830
	Hardinge, Inc.	6,434	79,846
	Harsco Corp.	35,200	1,988,448
*	Hawaiian Holdings, Inc.	22,080	114,816
#	Healthcare Services Group, Inc.	20,634	408,141
#	Heartland Express, Inc.	56,996	796,804
#	Heico Corp.	8,053	352,721
	Heico Corp. Class A	11,864	431,731
#	Heidrick & Struggles International, Inc.	9,977	341,513
*	Henry Bros. Electronics, Inc.	2,844	13,623
*	Herley Industries, Inc.	9,004	107,958
#	Herman Miller, Inc.	9,588	286,010
*	Hexcel Corp.	15,586	314,681
*	Hill International, Inc.	16,742	213,460
#	Hi-Shear Technology Corp.	4,285	48,206
#	HNI Corp.	31,800	940,008
	Honeywell International, Inc.	44,100	2,537,514
#	Horizon Lines, Inc. Class A	16,500	332,805
*	Hub Group, Inc. Class A	18,960	568,610
#	Hubbell, Inc. Class A	3,603	178,961
	Hubbell, Inc. Class B	32,772	1,486,866
*	Hudson Highland Group, Inc.	15,814	117,814
*	Hurco Companies, Inc.	5,300	234,366
*	Huron Consulting Group, Inc.	5,200	275,912
*	Huttig Building Products, Inc.	17,434	51,953
*	ICT Group, Inc.	6,800	58,412
	IDEX Corp.	60,884	1,836,261
*	IHS, Inc.	11,315	697,570
*	II-VI, Inc.	15,800	517,292
	IKON Office Solutions, Inc.	92,800	660,736
	Illinois Tool Works, Inc.	50,000	2,453,500
*	Industrial Distribution Group, Inc.	300	2,934
*	Innotrac Corp.	3,300	11,220

45

* #	Innovative Solutions & Support, Inc.	9,149	$82,798
* #	Insituform Technologies, Inc. Class A	12,800	178,816
#	Insteel Industries, Inc.	11,800	127,086
*	Integrated Electrical Services, Inc.	10,482	180,919
* #	InterDigital, Inc.	20,100	349,539
*	Interline Brands, Inc.	26,800	476,236
*	International Shipholding Corp.	5,845	111,406
* #	Intersections, Inc.	12,969	106,216
	ITT Industries, Inc.	65,216	3,667,748
	J.B. Hunt Transportation Services, Inc.	32,900	900,473
*	Jacobs Engineering Group, Inc.	14,212	1,141,081
* #	JetBlue Airways Corp.	113,896	620,733
#	Joy Global, Inc.	10,798	716,663
*	Kadant, Inc.	600	15,060
	Kaman Corp. Class A	17,228	413,472
* #	Kansas City Southern	61,874	2,215,089
#	Kaydon Corp.	21,307	910,022
* #	KBR, Inc.	15,804	526,747
	Kelly Services, Inc. Class A	11,516	221,222
#	Kelly Services, Inc. Class B	1,275	28,337
*	Kenexa Corp.	16,251	329,245
	Kennametal, Inc.	62,714	1,904,624
*	Key Technology, Inc.	3,430	121,113
*	Kforce, Inc.	25,858	221,086
* #	Kirby Corp.	31,145	1,404,017
#	Knight Transportation, Inc.	62,680	927,037
	Knoll, Inc.	12,800	180,224
*	Korn/Ferry International	33,869	571,031
*	K-Tron International, Inc.	1,790	208,947
*	L.B. Foster Co. Class A	5,285	223,873
	L.S. Starrett Co. Class A	4,603	80,276
	L-3 Communications Holdings, Inc.	37,495	3,985,344
*	LaBarge, Inc.	8,727	113,800
*	Ladish Co., Inc.	11,979	427,650
	Landstar Systems, Inc.	6,300	292,194
	Lawson Products, Inc.	5,156	130,962
*	Layne Christensen Co.	8,200	328,328
*	Learning Tree International, Inc.	10,892	146,606
*	LECG Corp.	22,100	209,950
	Lennox International, Inc.	36,100	1,358,804
*	LGL Group, Inc.	1,499	15,215
	Lincoln Electric Holdings, Inc.	27,724	1,861,389
#	Lindsay Corp.	7,700	605,374
*	LMI Aerospace, Inc.	7,187	136,769
	Lockheed Martin Corp.	22,600	2,332,320
	LSI Industries, Inc.	18,000	239,220
*	Lydall, Inc.	900	9,171
*	M&F Worldwide Corp.	13,500	499,905
*	Mac-Gray Corp.	9,645	111,496
*	Magnetek, Inc.	22,575	76,981
*	MAIR Holdings, Inc.	400	1,712
	Manpower, Inc.	25,200	1,428,840

46

*	Marten Transport, Ltd.	16,650	$241,258
#	Masco Corp.	111,300	2,080,197
	McGrath Rentcorp.	21,111	442,064
*	Media Sciences International, Inc.	1,600	5,600
* #	Medialink Worldwide, Inc.	2,993	6,734
* #	Medis Technologies, Ltd.	4,000	43,320
*	Merrimac Industries, Inc.	1,798	12,838
*	Mesa Air Group, Inc.	16,387	39,657
	Met-Pro Corp.	11,874	129,070
*	Mettler Toledo International, Inc.	3,200	312,640
*	MFRI, Inc.	3,601	58,336
* #	Microvision, Inc.	9,400	23,688
* #	Middleby Corp.	4,600	312,800
*	Miller Industries, Inc.	7,218	83,440
	Mine Safety Appliances Co.	25,180	1,009,970
*	Misonix, Inc.	5,191	22,062
* #	Mobile Mini, Inc.	19,700	366,617
*	Modtech Holdings, Inc.	6,000	2,880
* #	Monster Worldwide, Inc.	9,200	244,628
*	Moog, Inc. Class A	27,800	1,140,912
*	Moog, Inc. Class B	2,100	86,940
	MSC Industrial Direct Co., Inc. Class A	15,800	641,164
*	MTC Technologies, Inc.	14,564	345,167
	Mueller Industries, Inc.	31,216	896,836
#	Mueller Water Products, Inc.	15,560	125,414
	Mueller Water Products, Inc. Class B	17,545	152,817
	Multi-Color Corp.	7,105	153,610
	NACCO Industries, Inc. Class A	4,076	330,360
*	Nashua Corp.	3,540	40,710
*	National Technical Systems, Inc.	3,363	20,918
*	Navigant Consulting, Inc.	36,224	590,813
*	Navistar International Corp.	14,000	790,300
*	NCI Building Systems, Inc.	9,900	300,366
	Nordson Corp.	19,953	1,025,385
	Norfolk Southern Corp.	102,358	5,413,715
*	North America Galvanizing & Coatings, Inc.	8,835	50,006
	Northrop Grumman Corp.	85,629	6,731,296
*	NuCo2, Inc.	9,400	259,722
* #	Odyssey Marine Exploration, Inc.	8,426	41,287
*	Old Dominion Freight Line, Inc.	30,994	844,586
#	Omega Flex, Inc.	1,700	25,500
*	On Assignment, Inc.	25,200	155,988
*	Orbital Sciences Corp.	40,775	882,779
	Oshkosh Truck Corp. Class B	59,700	2,392,179
* #	Owens Corning, Inc.	102,500	1,933,150
*	P.A.M. Transportation Services, Inc.	8,286	120,147
	Paccar, Inc.	20,424	885,993
	Pall Corp.	12,400	488,188
*	Paragon Technologies, Inc.	900	5,539
	Parker Hannifin Corp.	56,407	3,645,584
*	Park-Ohio Holdings Corp.	9,998	206,659
*	Patrick Industries, Inc.	3,787	29,804

47

*	Patriot Transportation Holding, Inc.	2,155	$167,056
*	Peerless Manufacturing Co.	3,258	105,885
	Pentair, Inc.	68,781	2,243,636
*	Perini Corp.	15,288	572,994
*	PHH Corp.	22,598	457,384
*	Pike Electric Corp.	22,600	292,218
* #	Pinnacle Airlines Corp.	13,100	146,851
	Pitney Bowes, Inc.	17,244	616,990
*	Plug Power, Inc.	69,255	208,458
*	Point Blank Solutions, Inc.	600	2,274
	Portec Rail Products, Inc.	7,615	80,186
*	Powell Industries, Inc.	10,700	407,884
*	Power-One, Inc.	72,875	189,475
	Precision Castparts Corp.	8,200	905,198
	Preformed Line Products Co.	2,888	136,314
* #	Protection One, Inc.	2,144	18,781
	Providence & Worcester Railroad Co.	1,870	36,745
*	Quality Distribution, Inc.	5,205	15,979
*	Quanta Services, Inc.	53,902	1,287,180
	Quixote Corp.	5,691	79,959
	R. R. Donnelley & Sons Co.	98,100	3,122,523
#	Raven Industries, Inc.	4,486	131,350
	Raytheon Co.	91,844	5,955,165
*	RBC Bearings, Inc.	11,528	387,341
*	RCM Technologies, Inc.	8,789	46,670
#	Regal-Beloit Corp.	23,100	852,852
*	Republic Airways Holdings, Inc.	24,185	472,817
	Republic Services, Inc.	53,108	1,621,387
	Resources Connection, Inc.	22,100	355,810
#	Robbins & Myers, Inc.	25,600	871,680
	Robert Half International, Inc.	11,000	296,450
	Rockwell Automation, Inc.	8,800	481,448
	Rockwell Collins, Inc.	15,500	912,950
	Rollins, Inc.	26,517	468,025
#	Roper Industries, Inc.	29,620	1,670,568
*	Rush Enterprises, Inc. Class A	19,758	292,814
*	Rush Enterprises, Inc. Class B	7,459	110,244
	Ryder System, Inc.	42,755	2,463,116
*	Saia, Inc.	700	10,115
	Schawk, Inc.	16,972	267,309
*	School Specialty, Inc.	15,961	487,130
	Servidyne, Inc.	810	5,054
	Servotronics, Inc.	816	15,790
*	Shaw Group, Inc.	36,467	2,347,745
*	SIFCO Industries, Inc.	4,035	54,715
#	Simpson Manufacturing Co., Inc.	35,124	841,571
	Skywest, Inc.	47,904	1,059,636
*	SL Industries, Inc.	4,594	90,961
*	SmartPros, Ltd.	1,451	8,198
	Southwest Airlines Co.	393,607	4,825,622
*	Sparton Corp.	6,067	29,000
*	Spherion Corp.	2,900	18,792

48

*	Spherix, Inc.	5,849	$6,258
* #	Spire Corp.	1,819	28,977
#	SPX Corp.	17,544	1,794,751
*	Standard Parking Corp.	2,914	59,212
	Standard Register Co.	20,000	171,000
	Standex International Corp.	9,500	180,595
	Steelcase, Inc. Class A	62,660	888,519
*	Stericycle, Inc.	18,288	985,540
*	Sterling Construction Co., Inc.	5,800	116,638
	Sun Hydraulics, Inc.	11,511	250,134
*	Superior Essex, Inc.	12,487	354,381
	Supreme Industries, Inc.	5,563	32,766
* #	Synutra International, Inc.	446	11,984
	Sypris Solutions, Inc.	17,520	84,271
*	SYS Technologies	11,883	25,786
#	TAL International Group, Inc.	24,800	517,576
*	Taleo Corp. Class A	6,900	131,514
* #	Taser International, Inc.	25,100	282,877
*	Team, Inc.	5,488	167,329
	Tech/Ops Sevcon, Inc.	944	7,363
	Technology Research Corp.	2,225	6,497
	Tecumseh Products Co. Class A	6,800	144,024
*	Tecumseh Products Co. Class B	3,298	59,133
*	Teledyne Technologies, Inc.	22,500	999,000
	Teleflex, Inc.	29,533	1,670,091
*	TeleTech Holdings, Inc.	13,560	306,049
	Tennant Co.	12,900	465,432
*	Terex Corp.	26,600	1,794,170
*	Tetra Tech, Inc.	40,377	761,914
	Textron, Inc.	61,600	3,336,872
*	The Advisory Board Co.	5,000	277,850
	The Brink’s Co.	31,200	2,088,216
	The Dun & Bradstreet Corp.	5,316	464,299
*	The Geo Group, Inc.	36,900	984,861
	The Manitowoc Co., Inc.	24,000	977,760
*	Thomas & Betts Corp.	46,600	1,870,990
	Thomas Group, Inc.	4,048	13,804
	Timken Co.	77,544	2,336,401
	Titan International, Inc.	21,100	717,189
	Todd Shipyards Corp.	3,548	59,890
#	Toro Co.	8,132	391,800
	Trane, Inc.	15,900	716,295
* #	TransDigm Group, Inc.	10,155	394,623
* #	TRC Companies, Inc.	14,817	75,122
	Tredegar Industries, Inc.	14,400	227,664
* #	Trex Co., Inc.	6,900	53,820
#	Trinity Industries, Inc.	57,283	1,613,662
#	Triumph Group, Inc.	10,100	571,559
*	TRM Corp.	10,700	3,424
*	TrueBlue, Inc.	27,584	344,524
*	Tufco Technologies, Inc.	2,398	15,419
* #	TurboChef Technologies, Inc.	7,600	64,600

49

	Twin Disc, Inc.	7,440	$150,734
*	U.S. Home Systems, Inc.	4,473	20,084
	UAL Corp.	95,000	2,878,500
	UAP Holding Corp.	13,391	515,553
* #	Ultralife Batteries, Inc.	9,614	135,654
	Union Pacific Corp.	68,300	8,521,108
	United Parcel Service, Inc.	37,400	2,626,976
*	United Rentals, Inc.	48,279	970,408
* #	United Stationers, Inc.	16,739	826,237
	United Technologies Corp.	83,024	5,854,022
	Universal Forest Products, Inc.	10,700	297,246
* #	Universal Security Instruments, Inc.	1,224	7,993
*	UQM Technologies, Inc.	5,020	10,944
*	URS Corp.	34,344	1,383,376
*	US Airways Group, Inc.	5,968	74,003
*	USA Truck, Inc.	400	5,308
* #	USG Corp.	21,600	735,048
	Valmont Industries, Inc.	11,400	910,860
*	Valpey Fisher Corp.	1,276	6,061
*	Veri-Tek International Corp.	2,123	11,655
*	Versar, Inc.	5,600	33,320
	Viad Corp.	17,300	599,791
#	Vicor Corp.	17,152	208,054
*	Volt Information Sciences, Inc.	11,150	179,180
	VSE Corp.	2,078	65,976
	W.W. Grainger, Inc.	28,472	2,097,248
	Wabash National Corp.	20,737	163,822
	Wabtec Corp.	35,330	1,222,771
	Walter Industries, Inc.	24,000	1,311,120
*	Waste Connections, Inc.	50,741	1,540,497
	Waste Industries USA, Inc.	8,945	327,298
	Waste Management, Inc.	108,788	3,571,510
#	Watsco, Inc. Class A	15,300	581,400
#	Watsco, Inc. Class B	1,896	72,067
	Watson Wyatt & Co. Holdings	30,800	1,633,940
#	Watts Water Technologies, Inc.	19,500	540,540
*	WCA Waste Corp.	12,693	77,427
#	Werner Enterprises, Inc.	55,333	984,374
* #	WESCO International, Inc.	19,400	776,000
*	Westaff, Inc.	11,842	48,079
*	Willis Lease Finance Corp.	5,425	67,270
* #	Wolverine Tube, Inc.	4,708	2,825
	Woodward Governor Co.	39,400	1,125,658
* #	Xenonics Holdings, Inc.	4,100	7,626
* #	YRC Worldwide, Inc.	30,500	419,680
Total Industrials			362,699,154

Information Technology — (10.8%)
*	3Com Corp.	233,919	769,594
*	Acacia Research-Acacia Technologies	7,693	50,235
* #	Access Integrated Technologies, Inc.	14,864	35,079
* #	ACI Worldwide, Inc.	15,900	280,794

50

*	Actel Corp.	20,972	$248,518
*	ActivIdentity Corp.	34,806	106,854
*	Activision, Inc.	25,303	689,507
*	Actuate Corp.	42,487	203,938
	Acxiom Corp.	20,800	264,368
*	Adaptec, Inc.	105,563	279,742
*	ADC Telecommunications, Inc.	84,300	1,152,381
*	ADDvantage Technologies Group, Inc.	6,246	26,545
*	Adept Technology, Inc.	764	6,968
*	Adobe Systems, Inc.	29,189	982,210
	Adtran, Inc.	46,110	849,346
*	Advanced Analogic Technologies, Inc.	32,100	208,650
*	Advanced Energy Industries, Inc.	25,628	328,551
* #	Advanced Micro Devices, Inc.	225,236	1,623,952
* #	Advanced Photonix, Inc.	1,915	2,872
*	Advent Software, Inc.	11,600	521,304
*	Aehr Test Systems	5,860	42,778
*	Aetrium, Inc.	4,397	20,622
*	Affiliated Computer Services, Inc. Class A	15,716	797,587
*	Agilent Technologies, Inc.	84,655	2,591,290
	Agilysys, Inc.	3,500	44,345
*	Airspan Networks, Inc.	28,300	32,545
*	Akamai Technologies, Inc.	11,800	414,888
* #	Alliance Data Systems Corp.	4,800	243,024
	Alliance Semiconductor Corp.	4,245	5,094
	Altera Corp.	21,804	373,066
	American Software, Inc. Class A	15,883	135,005
*	AMIS Holdings, Inc.	68,806	469,257
*	Amkor Technology, Inc.	33,988	397,999
* #	Ampex Corp. Class A	627	1,160
	Amphenol Corp.	17,300	639,581
*	Amtech Systems, Inc.	7,196	89,734
* #	Anadigics, Inc.	33,000	232,320
	Analog Devices, Inc.	73,300	1,973,236
*	Analysts International Corp.	1,100	1,474
*	Anaren, Inc.	10,573	133,643
*	Anixter International, Inc.	30,100	1,968,239
*	Ansoft Corp.	7,700	187,264
*	Answerthink, Inc.	32,181	130,333
*	Ansys, Inc.	43,836	1,638,151
*	Apple, Inc.	41,714	5,215,084
* #	Applied Digital Solutions, Inc.	21,420	17,779
	Applied Materials, Inc.	136,741	2,621,325
* #	Applied Micro Circuits Corp.	33,598	249,633
*	Ariba, Inc.	61,315	546,930
*	Arris Group, Inc.	80,246	461,415
*	Arrow Electronics, Inc.	56,006	1,826,356
*	Art Technology Group, Inc.	103,600	350,168
*	Aspen Technology, Inc.	40,510	453,712
	Astro-Med, Inc.	4,601	45,044
*	Asyst Technologies, Inc.	25,900	91,168
* #	Atari, Inc.	3,229	5,296

51

* #	Atheros Communications	29,180	$709,658
	Atlantic Tele-Network, Inc.	7,201	221,431
*	Atmel Corp.	314,684	1,022,723
*	ATMI, Inc.	24,216	662,065
*	Authentidate Holding Corp.	2,600	1,846
*	Autobytel, Inc.	31,202	84,245
*	Autodesk, Inc.	22,600	702,634
	Automatic Data Processing, Inc.	27,372	1,093,511
* #	Avanex Corp.	4,500	3,650
	Avici Systems, Inc.	11,800	90,506
* #	Avid Technology, Inc.	17,172	418,482
*	Aviza Technology, Inc.	11,354	10,616
*	Avnet, Inc.	80,390	2,709,947
*	Avocent Corp.	40,149	671,693
	AVX Corp.	133,891	1,678,993
*	Aware, Inc.	12,823	51,164
*	Axcelis Technologies, Inc.	63,300	363,975
*	AXS-One, Inc.	1,900	836
*	AXT, Inc.	21,451	118,410
* #	Bankrate, Inc.	10,200	431,052
*	BEA Systems, Inc.	36,700	699,869
*	BearingPoint, Inc.	118,000	191,160
	Bel Fuse, Inc. Class A	1,754	54,970
	Bel Fuse, Inc. Class B	8,071	220,096
*	Bell Microproducts, Inc.	6,025	20,184
*	Benchmark Electronics, Inc.	51,496	865,133
	Black Box Corp.	15,024	465,744
*	Blackboard, Inc.	7,200	207,144
*	Blue Coat Systems, Inc.	10,144	238,181
*	BMC Software, Inc.	19,472	628,556
*	Bookham, Inc.	87,700	128,042
*	Borland Software Corp.	54,311	105,906
*	Bottomline Technologies, Inc.	18,417	236,474
*	Brightpoint, Inc.	36,010	372,343
*	Broadcom Corp.	33,683	636,946
	Broadridge Financial Solutions, Inc.	5,318	101,840
*	Brocade Communications Systems, Inc.	268,218	2,062,596
*	Brooks Automation, Inc.	42,744	430,860
*	BSQUARE Corp.	5,673	24,507
	CA, Inc.	133,600	3,056,768
*	Cabot Microelectronics Corp.	19,900	666,451
*	CACI International, Inc. Class A	24,800	1,082,768
*	Cadence Design Systems, Inc.	76,362	810,964
*	CalAmp Corp.	13,100	35,763
*	California Micro Devices Corp.	18,955	60,656
*	Callidus Software, Inc.	19,220	94,370
*	CallWave, Inc.	15,306	38,877
	CAM Commerce Solutions, Inc.	2,213	83,386
*	Captaris, Inc.	21,371	74,157
*	Cascade Microtech, Inc.	7,870	60,363
#	Cass Information Systems, Inc.	4,182	117,096
*	Catalyst Semiconductor, Inc.	15,253	61,165

52

*	Catapult Communications Corp.	7,852	$48,996
*	Centillium Communications, Inc.	25,410	18,041
*	CEVA, Inc.	12,573	107,248
*	Checkpoint Systems, Inc.	28,500	689,700
*	Cherokee International Corp.	9,745	20,952
*	Chordiant Software, Inc.	14,560	83,866
*	Ciber, Inc.	2,400	11,040
* #	Ciena Corp.	35,786	924,352
*	Ciprico, Inc.	2,223	7,781
*	Cirrus Logic, Inc.	53,634	275,679
*	Cisco Sytems, Inc.	272,462	6,639,899
*	Citrix Systems, Inc.	12,087	398,025
*	Clearfield, Inc.	900	891
*	CMGI, Inc.	27,622	317,377
* #	CNET Networks, Inc.	78,700	571,362
* #	Cogent, Inc.	78,409	784,090
	Cognex Corp.	35,800	692,014
*	Cognizant Technology Solutions Corp.	28,300	854,943
*	Coherent, Inc.	20,401	580,204
	Cohu, Inc.	17,423	272,496
	Comarco, Inc.	1,442	6,648
* #	CommScope, Inc.	33,419	1,399,588
	Communications Systems, Inc.	5,910	66,901
*	Computer Sciences Corp.	93,268	4,052,495
*	Computer Task Group, Inc.	2,999	12,626
*	Compuware Corp.	212,998	1,695,464
*	Comtech Telecommunications Corp.	18,536	804,092
*	Comverse Technology, Inc.	19,632	323,339
* #	Concur Technologies, Inc.	6,800	198,832
*	Concurrent Computer Corp.	3,600	2,880
* #	Conexant Systems, Inc.	190,800	101,124
* #	Convera Corp.	11,200	21,280
*	Convergys Corp.	101,744	1,469,183
	Corning, Inc.	77,875	1,809,036
*	CPI International, Inc.	12,888	134,035
*	Credence Systems Corp.	61,700	87,614
* #	Cree, Inc.	50,498	1,560,388
*	CSG Systems International, Inc.	22,400	254,240
*	CSP, Inc.	1,766	10,737
	CTS Corp.	1,700	16,490
*	CVD Equipment Corp.	1,464	5,080
*	Cyberoptics Corp.	7,425	77,369
*	Cybersource Corp.	41,146	601,143
*	Cymer, Inc.	22,900	648,757
* #	Cypress Semiconductor Corp.	70,900	1,541,366
#	Daktronics, Inc.	18,578	321,028
*	Datalink Corp.	5,000	20,250
	Dataram Corp.	5,953	19,526
*	DealerTrack Holdings, Inc.	23,976	490,789
*	Dell, Inc.	116,800	2,318,480
#	Diebold, Inc.	34,329	828,015
*	Digi International, Inc.	21,800	229,554

53

*	Digimarc Corp.	15,354	$137,725
* #	Digital River, Inc.	24,500	799,435
*	Diodes, Inc.	30,855	696,397
* #	Ditech Networks, Inc.	24,475	66,817
*	Dolby Laboratories, Inc.	11,700	517,725
*	Dot Hill Systems Corp.	32,106	114,939
*	Double-Take Software, Inc.	3,500	36,365
*	DSP Group, Inc.	21,500	249,400
*	DST Systems, Inc.	18,700	1,313,862
* #	DTS, Inc.	12,585	306,193
*	Dycom Industries, Inc.	26,572	303,984
*	Dynamics Research Corp.	6,827	65,949
* #	EarthLink, Inc.	86,400	624,672
* #	eBay, Inc.	67,556	1,780,776
* #	Echelon Corp.	20,271	227,643
*	EchoStar Holding Corp. Series A	1,840	73,710
*	EDGAR Online, Inc.	3,500	9,398
*	Edgewater Technology, Inc.	8,727	52,362
*	EFJ, Inc.	13,208	17,831
*	Elecsys Corp.	100	590
*	Electro Scientific Industries, Inc.	19,074	308,808
*	Electroglas, Inc.	15,057	25,898
*	Electronic Arts, Inc.	9,352	442,256
	Electronic Data Systems Corp.	274,300	4,750,876
*	Electronics for Imaging, Inc.	46,972	707,398
* #	Elixir Gaming Technologies, Inc.	42,803	124,985
* #	eLoyalty Corp.	2,342	24,006
* #	EMC Corp.	236,100	3,668,994
*	EMCORE Corp.	28,998	320,428
*	EMS Technologies, Inc.	9,300	267,747
*	Emulex Corp.	64,361	957,692
*	Endwave Corp.	5,844	40,908
*	Entegris, Inc.	78,038	550,168
* #	Entertainment Distribution Co., Inc.	34,194	20,174
*	Entorian Technologies, Inc.	23,725	33,452
*	Entrust, Inc.	34,459	86,492
*	Epicor Software Corp.	44,840	496,379
*	EPIQ Systems, Inc.	26,600	361,760
*	ePlus, Inc.	4,621	46,210
* #	Equinix, Inc.	12,000	832,200
*	eSpeed, Inc.	18,600	215,946
* #	Euronet Worldwide, Inc.	29,559	638,474
*	Evans & Sutherland Computer Corp.	1,668	1,685
* #	Exar Corp.	800	6,288
*	Excel Technology, Inc.	9,925	255,867
*	Extreme Networks, Inc.	97,850	294,529
*	F5 Networks, Inc.	19,300	427,688
#	Factset Research Systems, Inc.	7,544	397,116
#	Fair Isaac Corp.	34,900	809,680
*	Fairchild Semiconductor Corp. Class A	105,506	1,176,392
* #	FalconStor Software, Inc.	22,017	183,181
*	Faro Technologies, Inc.	14,100	461,775

54

* #	FEI Co.	23,872	$486,750
	Fidelity National Information Services, Inc.	62,235	2,582,130
* #	Finisar Corp.	76,100	122,521
*	Fiserv, Inc.	50,017	2,631,895
*	Flextronics International, Ltd.	130,730	1,325,602
*	Flir Systems, Inc.	20,600	586,276
*	FormFactor, Inc.	40,200	720,786
*	Forrester Research, Inc.	13,985	372,560
* #	FortuNet, Inc.	1,270	8,725
*	Foundry Networks, Inc.	103,400	1,227,358
	Frequency Electronics, Inc.	4,900	42,091
*	FSI International, Inc.	9,520	15,518
*	Gartner Group, Inc.	16,500	312,015
*	Gerber Scientific, Inc.	18,700	162,690
#	Gevity HR, Inc.	11,000	76,780
	Global Payments, Inc.	43,100	1,709,777
*	Globecomm Systems, Inc.	11,495	101,271
*	Goldleaf Financial Solutions, Inc.	15,800	42,028
*	Google, Inc.	11,580	5,456,264
*	Greenfield Online, Inc.	22,310	301,854
*	GSE Systems, Inc.	2,951	30,395
*	GTSI Corp.	7,192	59,118
*	Harmonic, Inc.	52,700	469,557
	Harris Corp.	16,900	825,227
*	Harris Stratex Networks, Inc. Class A	18,219	182,919
*	Hauppauge Digital, Inc.	6,000	25,800
#	Heartland Payment Systems, Inc.	9,618	211,885
	Henry Jack & Associates, Inc.	48,900	1,150,617
* #	Hewitt Associates, Inc. Class A	68,200	2,691,172
	Hewlett-Packard Co.	213,714	10,209,118
*	hi/fn, Inc.	12,134	66,616
*	Hittite Microwave Corp.	9,000	297,990
*	Hughes Communications, Inc.	9,196	429,729
*	Hutchinson Technology, Inc.	22,342	375,346
*	Hypercom Corp.	46,944	174,162
*	I.D. Systems, Inc.	7,377	52,672
* #	i2 Technologies, Inc.	8,800	114,400
	iBasis, Inc.	11,339	46,036
*	iGATE Capital Corp.	38,338	303,637
*	Ikanos Communications	22,695	103,489
* #	ImageWare Systems, Inc.	4,200	5,670
	Imation Corp.	14,484	326,614
#	Imergent, Inc.	3,100	34,100
* #	Immersion Corp.	21,500	181,245
*	InFocus Corp.	19,682	35,231
*	Informatica Corp.	45,705	798,009
	InfoSpace, Inc.	23,370	238,140
	infoUSA, Inc.	48,012	365,371
*	Ingram Micro, Inc.	134,804	2,058,457
*	Innodata Isogen, Inc.	13,154	72,347
*	Insight Enterprises, Inc.	41,122	720,869
* #	InsWeb Corp.	100	1,115

55

	Integral Systems, Inc.	8,000	$194,720
*	Integrated Device Technology, Inc.	133,855	1,123,043
*	Integrated Silicon Solution, Inc.	16,080	95,998
	Intel Corp.	418,292	8,344,925
* #	Intelli-Check, Inc.	1,985	6,154
*	Intelligent Systems Corp.	629	1,950
*	Interactive Intelligence, Inc.	4,900	69,874
*	Interlink Electronics, Inc.	300	435
* #	Intermec, Inc.	42,344	933,262
* #	Internap Network Services Corp.	14,400	100,800
	International Business Machines Corp.	65,644	7,474,226
*	International Rectifier Corp.	51,071	1,162,887
*	Internet Capital Group, Inc.	29,412	255,884
*	Interphase Corp.	4,272	24,350
	Intersil Corp.	107,995	2,513,044
*	Intervoice, Inc.	25,983	183,700
*	Interwoven, Inc.	28,144	381,351
*	Intest Corp.	3,806	8,145
*	Intevac, Inc.	16,000	205,440
*	IntriCon Corp.	2,550	17,417
*	Intuit, Inc.	34,988	929,281
*	INX, Inc.	461	3,688
*	Iomega Corp.	43,191	131,733
* #	iPass, Inc.	54,396	151,221
*	iPCS, Inc.	4,891	92,782
*	Iron Mountain, Inc.	59,821	1,799,416
*	Iteris, Inc.	13,864	37,433
*	Itron, Inc.	16,500	1,572,945
*	Ixia	56,754	426,223
*	IXYS Corp.	28,073	197,915
*	j2 Global Communications, Inc.	12,588	270,894
	Jabil Circuit, Inc.	86,000	1,111,120
*	Jaco Electronics, Inc.	3,034	3,580
*	JDA Software Group, Inc.	25,700	438,699
*	JDS Uniphase Corp.	169,904	2,234,238
*	Juniper Networks, Inc.	161,958	4,343,714
*	Jupitermedia Corp.	12,600	41,454
	Keithley Instruments, Inc.	12,790	115,750
*	Kemet Corp.	4,300	21,328
*	Key Tronic Corp.	7,752	24,651
* #	Keynote Systems, Inc.	11,546	125,159
*	Kintera, Inc.	1,500	1,410
	KLA-Tencor Corp.	69,122	2,903,815
*	Kopin Corp.	60,187	163,709
*	Kratos Defense & Security Solutions, Inc.	59,489	108,270
*	Kulicke & Soffa Industries, Inc.	34,300	176,645
*	KVH Industries, Inc.	12,392	107,563
* #	L-1 Identity Solutions, Inc.	57,435	686,923
* #	Lam Research Corp.	47,300	1,903,352
*	LaserCard Corp.	5,364	49,778
*	Lattice Semiconductor Corp.	87,700	226,266
* #	Lawson Software, Inc.	147,365	1,149,447

56

*	Leadis Technolgies, Inc.	19,431	$38,473
*	LeCroy Corp.	5,450	43,001
*	Lexmark International, Inc.	11,100	366,633
	Linear Technology Corp.	18,572	514,630
*	Lionbridge Technologies, Inc.	33,306	118,236
*	Littlefuse, Inc.	13,900	433,263
*	LogicVision, Inc.	142	101
*	Logility, Inc.	4,687	51,182
*	LoJack Corp.	15,800	197,184
* #	LookSmart, Ltd.	11,732	42,353
*	Loral Space & Communications, Inc.	12,632	306,452
*	LSI Corp.	167,012	841,740
*	LTX Corp.	33,300	108,225
* #	Lumera Corp.	12,349	29,391
*	Macrovision Corp.	35,446	541,969
*	Magma Design Automation, Inc.	17,400	170,868
*	Management Network Group, Inc.	8,935	19,121
*	Manhattan Associates, Inc.	18,300	403,698
*	ManTech International Corp. Class A	12,400	546,592
#	Marchex, Inc. Class B	20,200	178,366
*	Mastec, Inc.	46,566	405,590
*	Mattson Technology, Inc.	43,500	258,390
	Maxim Integrated Products, Inc.	81,272	1,484,839
	Maximus, Inc.	15,900	577,488
* #	Maxwell Technologies, Inc.	9,868	102,726
*	McAfee, Inc.	60,700	2,019,489
* #	Mechanical Technology, Inc.	1,600	1,136
*	MEMC Electronic Materials, Inc.	18,300	1,395,924
*	Mentor Graphics Corp.	74,175	674,993
*	Mercury Computer Systems, Inc.	15,349	98,387
*	Merix Corp.	14,884	40,484
	Mesa Laboratories, Inc.	1,124	26,976
*	Metavante Technologies, Inc.	24,753	536,398
	Methode Electronics, Inc.	23,872	254,237
	Micrel, Inc.	49,800	366,030
#	Microchip Technology, Inc.	49,500	1,523,610
*	Micron Technology, Inc.	324,349	2,439,104
*	Micros Systems, Inc.	20,200	647,208
* #	Microsemi Corp.	53,700	1,167,975
	Microsoft Corp.	460,039	12,522,262
*	MicroStrategy, Inc.	1,900	126,388
*	Microtune, Inc.	37,695	189,983
* #	Midway Games, Inc.	12,200	24,400
* #	Mindspeed Technologies, Inc.	24,800	14,384
* #	MIPS Technologies, Inc.	26,425	98,037
*	MIVA, Inc.	20,600	43,260
*	MKS Instruments, Inc.	35,661	716,429
* #	Mobility Electronics, Inc.	16,000	21,760
	Mocon, Inc.	2,646	28,550
*	Moldflow Corp.	7,605	126,699
	Molex, Inc.	12,787	288,091
	Molex, Inc. Class A	27,652	601,984

57

#	MoneyGram International, Inc.	40,400	$147,864
*	Monolithic Power Systems	13,623	226,687
* #	MoSys, Inc.	20,114	94,536
#	Motorola, Inc.	487,600	4,861,372
*	MPS Group, Inc.	63,078	719,089
* #	MRV Communications, Inc.	77,375	123,800
*	MSC. Software Corp.	37,978	481,181
	MTS Systems Corp.	13,600	424,184
*	Multi-Fineline Electronix, Inc.	14,819	315,200
*	Nanometrics, Inc.	16,814	107,105
*	Napco Security Systems, Inc.	11,817	64,994
*	Napster, Inc.	28,464	52,374
	National Instruments Corp.	18,300	473,238
	National Semiconductor Corp.	25,772	424,465
*	NAVTEQ Corp.	15,100	1,131,745
*	NCI, Inc.	4,881	86,491
*	NCR Corp.	73,380	1,626,101
* #	NeoMagic Corp.	7,711	10,179
*	NETGEAR, Inc.	24,400	532,408
* #	Netlogic Microsystems, Inc.	13,800	325,680
*	NetManage, Inc.	4,050	19,238
*	NetScout Systems, Inc.	25,163	233,764
* #	Network Appliance, Inc.	26,500	572,930
*	Network Engines, Inc.	14,793	21,302
* #	Network Equipment Technologies, Inc.	24,141	137,604
*	Newport Corp.	17,390	182,769
	NIC, Inc.	37,300	224,546
*	NMS Communications Corp.	3,300	4,191
*	Novatel Wireless, Inc.	17,700	187,266
*	Novell, Inc.	278,486	2,074,721
*	Novellus Systems, Inc.	93,368	2,061,565
*	Nu Horizons Electronics Corp.	12,000	71,280
*	Nuance Communications, Inc.	42,175	693,779
*	NumereX Corp. Class A	7,591	60,424
*	Nvidia Corp.	40,950	875,921
	O.I. Corp.	1,189	12,211
* #	Omniture, Inc.	6,510	149,600
* #	OmniVision Technologies, Inc.	47,041	746,070
*	ON Semiconductor Corp.	74,629	447,774
* #	On2 Technologies, Inc.	30,000	32,100
*	Online Resources Corp.	17,687	181,115
*	Onvia, Inc.	3,125	23,906
#	Openwave Systems, Inc.	43,716	90,055
*	Oplink Communications, Inc.	18,700	232,441
*	OPNET Technologies, Inc.	16,500	131,340
*	Optical Cable Corp.	100	411
*	Oracle Corp.	222,057	4,174,672
*	Orthovita, Inc.	3,400	9,758
*	OSI Systems, Inc.	12,921	273,279
*	Overland Storage, Inc.	4,100	5,494
*	OYO Geospace Corp.	3,039	146,297
* #	Packeteer, Inc.	32,500	145,275

58

* #	Palm, Inc.	90,703	$586,848
*	PAR Technology Corp.	11,900	94,248
* #	Parametric Technology Corp.	26,880	411,533
	Park Electrochemical Corp.	17,300	407,415
* #	Parkervision, Inc.	6,928	60,204
	Paychex, Inc.	18,090	569,111
*	PC Connection, Inc.	23,400	232,362
*	PC-Tel, Inc.	19,793	132,217
*	PDF Solutions, Inc.	14,765	84,161
	Pegasystems, Inc.	21,522	202,307
*	Perceptron, Inc.	1,000	11,800
*	Perficient, Inc.	21,915	185,182
*	Performance Technologies, Inc.	4,654	21,827
*	Pericom Semiconductor Corp.	14,644	195,205
*	Perot Systems Corp.	104,700	1,443,813
*	Pervasive Software, Inc.	14,872	56,960
*	Phoenix Technologies, Ltd.	16,744	276,443
*	Photon Dynamics, Inc.	12,291	127,212
*	Photronics, Inc.	23,700	238,659
*	Pinnacle Data Systems, Inc.	700	1,575
*	Planar Systems, Inc.	11,955	55,710
*	PlanetOut, Inc.	300	1,134
	Plantronics, Inc.	40,200	758,172
*	PLATO Learning, Inc.	5,448	20,702
* #	Plexus Corp.	34,113	844,979
*	PLX Technology, Inc.	22,700	146,642
*	PMC-Sierra, Inc.	155,765	746,114
* #	Polycom, Inc.	42,268	921,442
*	Power Integrations, Inc.	22,800	599,640
* #	Powerwave Technologies, Inc.	85,432	244,336
*	Presstek, Inc.	23,375	109,863
* ●	Price Communications Liquidation Trust	11,700	1,598
*	Progress Software Corp.	29,269	835,337
	QAD, Inc.	19,005	166,104
*	QLogic Corp.	95,083	1,507,066
#	QUALCOMM, Inc.	72,044	3,052,504
#	Quality Systems, Inc.	7,300	237,834
	Qualstar Corp.	4,215	14,753
*	Quantum Corp.	151,647	379,118
*	Quest Software, Inc.	68,138	969,604
*	QuickLogic Corp.	21,500	64,285
* #	Rackable Systems, Inc.	18,200	168,168
*	Radiant Systems, Inc.	22,200	317,016
*	RadiSys Corp.	19,400	184,494
*	Radyne Corp.	13,905	127,092
*	RAE Systems, Inc.	36,268	83,416
*	Rambus, Inc.	23,600	425,508
*	Ramtron International Corp.	13,929	54,602
*	RealNetworks, Inc.	113,473	663,817
*	Red Hat, Inc.	52,400	934,292
	Relm Wireless Corp.	8,000	18,000
	REMEC, Inc.	1,000	980

59

#	Renaissance Learning, Inc.	4,258	$56,035
*	RF Micro Devices, Inc.	175,033	551,354
*	RF Monolithics, Inc.	5,800	30,798
	Richardson Electronics, Ltd.	9,637	41,632
*	RightNow Technologies, Inc.	9,136	104,424
*	Rimage Corp.	7,632	175,689
*	Rofin-Sinar Technologies, Inc.	23,860	939,368
*	Rogers Corp.	13,400	424,512
*	Rudolph Technologies, Inc.	19,000	165,490
*	S1 Corp.	22,520	159,442
*	Saba Software, Inc.	14,165	48,303
*	Safeguard Scientifics, Inc.	76,065	117,140
*	Salesforce.com, Inc.	11,300	674,836
* #	Sandisk Corp.	74,600	1,756,830
*	Sanmina-SCI Corp.	285,919	471,766
*	Sapient Corp.	72,900	538,002
* #	SatCon Technology Corp.	600	1,158
*	SAVVIS, Inc.	12,000	233,160
*	ScanSource, Inc.	18,534	629,600
*	Scientific Learning Corp.	11,364	56,934
*	SCM Microsystems, Inc.	7,148	21,301
*	Seachange International, Inc.	18,538	109,374
*	Secure Computing Corp.	50,800	412,496
* #	Semitool, Inc.	27,575	216,740
*	Semtech Corp.	45,572	580,587
*	SI International, Inc.	11,480	285,622
* #	Sigma Designs, Inc.	7,200	212,040
*	Sigmatel, Inc.	20,642	60,068
*	Silicon Image, Inc.	32,163	147,307
*	Silicon Laboratories, Inc.	42,100	1,302,995
*	Silicon Storage Technology, Inc.	90,288	255,515
* #	Simulations Plus, Inc.	4,400	11,968
*	SiRF Technology Holdings, Inc.	44,800	289,856
*	Skyworks Solutions, Inc.	132,123	1,091,336
*	SM&A	13,089	81,021
* #	Smith Micro Software, Inc.	19,000	97,280
*	SoftBrands, Inc.	14,700	18,375
* #	Sonic Foundry, Inc.	6,600	4,950
* #	Sonic Solutions, Inc.	11,100	100,233
*	SonicWALL, Inc.	46,144	384,380
* #	Sonus Networks, Inc.	134,884	447,815
* #	Sourcefire, Inc.	3,800	22,800
* #	SourceForge, Inc.	29,414	50,592
*	Spectrum Control, Inc.	10,631	95,785
*	SPSS, Inc.	13,259	504,240
*	SRA International, Inc.	33,400	801,600
*	SRS Labs, Inc.	7,275	32,010
* #	Standard Microsystems Corp.	16,772	475,486
	StarTek, Inc.	13,281	114,349
* #	STEC, Inc.	42,738	311,133
* #	Stratasys, Inc.	14,700	275,772
*	SumTotal Systems, Inc.	17,847	81,025

60

*	Sun Microsystems, Inc.	83,926	$1,376,386
*	Sunair Electronics, Inc.	5,100	8,619
* #	SunPower Corp. Class A	3,700	243,164
*	Sunrise Telecom, Inc.	700	1,190
* #	Supertex, Inc.	9,800	202,860
*	SupportSoft, Inc.	32,680	114,707
* #	Sybase, Inc.	61,700	1,642,454
*	Sycamore Networks, Inc.	202,758	707,625
*	Sykes Enterprises, Inc.	38,769	650,932
*	Symantec Corp.	220,865	3,719,367
*	Symmetricom, Inc.	32,900	112,518
* #	Synaptics, Inc.	11,000	294,690
* #	Synchronoss Technologies, Inc.	6,487	104,311
*	SYNNEX Corp.	27,488	572,025
*	Synopsys, Inc.	99,704	2,314,130
*	Synplicity, Inc.	18,115	100,538
#	Syntel, Inc.	11,967	325,861
* #	Take-Two Interactive Software, Inc.	45,100	1,195,150
*	Tech Data Corp.	45,718	1,524,695
	Technitrol, Inc.	30,541	672,207
*	Technology Solutions Co.	829	2,164
*	TechTeam Global, Inc.	8,247	72,161
*	Techwell, Inc.	15,800	157,684
*	Tekelec	49,409	588,461
*	TeleCommunication Systems, Inc.	25,875	80,213
* #	Telkonet, Inc.	13,000	10,660
*	Tellabs, Inc.	178,544	1,174,820
*	Telular Corp.	12,364	43,521
*	Teradata Corp.	53,180	1,341,731
*	Teradyne, Inc.	111,413	1,335,842
* #	Terremark Worldwide, Inc.	38,491	192,455
*	Tessco Technologies, Inc.	5,117	83,356
*	Tessera Technologies, Inc.	12,118	285,500
	Texas Instruments, Inc.	47,284	1,416,629
*	The Knot, Inc.	13,934	160,938
	TheStreet.com, Inc.	7,671	69,499
*	Think Partnership, Inc.	26,064	26,585
*	ThinkEngine Networks, Inc.	700	336
*	THQ, Inc.	43,822	819,910
*	TIBCO Software, Inc.	142,157	1,002,207
*	Tier Technologies, Inc. Class B	700	5,635
*	TNS, Inc.	7,032	125,521
*	Tollgrade Communications, Inc.	7,622	42,073
	Total System Services, Inc.	55,350	1,230,431
* #	Track Data Corp.	2,570	4,292
*	Transact Technologies, Inc.	7,427	36,244
*	Transwitch Corp.	2,764	1,797
* #	Travelzoo, Inc.	1,600	16,160
*	Trident Microsystems, Inc.	16,500	82,335
* #	Trimble Navigation, Ltd.	27,620	755,131
	Trio-Tech International	1,787	9,560
*	Triquint Semiconductor, Inc.	101,933	481,124

61

	TSR, Inc.	1,468	$6,232
*	TTM Technologies, Inc.	36,009	396,819
*	Tumbleweed Communications Corp.	30,955	39,622
*	Tyler Technologies, Inc.	27,100	375,335
*	Ulticom, Inc.	13,522	94,654
*	Ultimate Software Group, Inc.	7,189	195,972
*	Ultra Clean Holdings, Inc.	15,045	144,432
* #	Ultratech, Inc.	20,400	196,452
*	Unisys Corp.	83,400	344,442
	United Online, Inc.	48,624	485,268
* #	Universal Display Corp.	9,794	166,890
* #	UTStarcom, Inc.	45,165	127,365
* #	ValueClick, Inc.	59,400	1,147,014
*	Varian Semiconductor Equipment Associates, Inc.	17,541	592,535
*	Veeco Instruments, Inc.	23,600	365,800
* #	VeriFone Holdings, Inc.	44,500	918,925
*	Verint Systems, Inc.	9,000	136,080
*	VeriSign, Inc.	76,000	2,644,800
*	Viasat, Inc.	21,180	444,145
*	Vicon Industries, Inc.	3,400	18,530
*	Video Display Corp.	5,063	39,947
*	Vignette Corp.	14,740	186,461
*	Virage Logic Corp.	16,250	104,325
*	Vishay Intertechnology, Inc.	122,760	1,120,799
*	Vocus, Inc.	5,800	142,448
*	Volterra Semiconductor Corp.	8,300	71,795
* #	Vyyo, Inc.	3,975	5,764
* #	Wave Systems Corp. Class A	10,400	13,416
	Wayside Technology Group, Inc.	659	6,623
*	Websense, Inc.	21,675	422,012
*	Website Pros, Inc.	23,204	256,172
*	Westell Technologies, Inc.	38,970	68,587
* #	Western Digital Corp.	79,689	2,459,999
	Western Union Co.	15,472	321,818
*	White Electronics Designs Corp.	8,612	36,084
*	Wind River Systems, Inc.	62,436	451,412
*	Winland Electronics, Inc.	400	914
*	Wireless Telecom Group, Inc.	16,062	26,342
*	WJ Communications, Inc.	4,100	2,952
*	WPCS International, Inc.	6,800	44,064
*	Wright Express Corp.	11,500	332,810
	Xerox Corp.	197,352	2,901,074
	Xilinx, Inc.	111,580	2,494,929
*	X-Rite, Inc.	24,902	203,947
*	Yahoo!, Inc.	66,565	1,849,176
*	Zebra Technologies Corp. Class A	53,714	1,789,750
*	ZILOG, Inc.	5,736	19,158
* #	Zix Corp.	300	1,176
*	Zones, Inc.	3,060	28,397
*	Zoran Corp.	36,900	506,637
*	Zygo Corp.	11,850	150,969
Total Information Technology			353,139,287

62

Materials — (5.1%)
	A. M. Castle & Co.	16,616	$369,374
	A. Schulman, Inc.	1,400	28,616
*	AEP Industries, Inc.	2,000	60,780
	Air Products & Chemicals, Inc.	20,700	1,890,531
	Airgas, Inc.	56,913	2,765,403
	AK Steel Holding Corp.	18,400	968,208
	Albemarle Corp.	43,700	1,657,978
	Alcoa, Inc.	214,636	7,971,581
#	Allegheny Technologies, Inc.	7,400	572,390
#	AMCOL International Corp.	22,900	659,978
*	American Pacific Corp.	5,088	81,968
#	American Vanguard Corp.	16,621	251,143
	Aptargroup, Inc.	47,238	1,770,480
	Arch Chemicals, Inc.	18,300	638,853
	Ashland, Inc.	49,200	2,173,164
*	Atlantis Plastics, Inc.	900	459
	Balchem Corp.	12,526	251,021
	Ball Corp.	36,100	1,592,010
* #	Basin Water, Inc.	3,750	29,138
	Bemis Co., Inc.	70,461	1,748,842
*	Brush Engineered Materials, Inc.	14,100	391,698
*	Buckeye Technologies, Inc.	9,425	101,884
#	Cabot Corp.	48,753	1,335,832
#	Calgon Carbon Corp.	25,300	413,402
*	Caraustar Industries, Inc.	9,781	21,518
	Carpenter Technology Corp.	24,780	1,556,927
	Celanese Corp. Class A	14,300	556,270
* #	Century Aluminum Co.	22,800	1,507,764
	Chemtura Corp.	172,451	1,424,445
	Chesapeake Corp.	900	3,150
#	Cleveland-Cliffs, Inc.	21,600	2,580,336
* #	Coeur d’Alene Mines Corp.	86,800	418,376
	Commercial Metals Co.	94,100	2,866,286
	Compass Minerals International, Inc.	13,558	771,721
* #	Constar International, Inc.	4,211	12,212
* #	Continental Materials Corp.	819	19,206
*	Core Molding Technologies, Inc.	5,592	39,703
*	Crown Holdings, Inc.	37,000	921,670
	Cytec Industries, Inc.	33,465	1,916,875
#	Deltic Timber Corp.	9,385	446,163
	Dow Chemical Co.	201,988	7,612,928
	duPont (E.I.) de Nemours & Co., Inc.	85,900	3,987,478
#	Eagle Materials, Inc.	31,900	1,134,364
#	Eastman Chemical Co.	25,716	1,692,370
	Ecolab, Inc.	24,544	1,148,414
	Empire Resources, Inc.	4,600	22,586
* #	Esmark, Inc.	11,055	128,238
	Ferro Corp.	38,700	623,070
*	Flight Safety Technologies, Inc.	1,300	2,730
*	Flotek Industries, Inc.	6,990	158,883

63

	FMC Corp.	37,800	$2,139,858
	Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	7,699,350
	Friedman Industries, Inc.	4,579	23,536
#	General Maritime Corp.	22,900	539,066
* #	General Moly, Inc.	12,500	133,625
#	Georgia Gulf Corp.	26,200	158,772
	Gibraltar Industries, Inc.	22,887	250,155
	Glatfelter	2,200	28,974
*	Graphic Packaging Corp.	151,918	467,907
	Greif, Inc. Class A	15,000	980,850
	Greif, Inc. Class B	10,238	604,042
	H.B. Fuller Co.	49,900	1,135,225
	Hawkins, Inc.	5,241	77,357
*	Haynes International, Inc.	8,085	459,309
* #	Headwaters, Inc.	17,922	219,724
* #	Hecla Mining Co.	58,754	675,671
	Hercules, Inc.	74,400	1,363,008
	Huntsman Corp.	52,700	1,271,651
*	ICO, Inc.	11,200	87,248
	Innophos Holdings, Inc.	2,500	33,050
	International Flavors & Fragrances, Inc.	17,200	741,836
	International Paper Co.	97,335	3,085,520
*	Ion Geophysical Corp.	52,300	695,067
	Kaiser Aluminum Corp.	14,949	1,096,509
	KMG Chemicals, Inc.	7,575	123,170
	Koppers Holdings, Inc.	9,600	400,992
#	Kronos Worldwide, Inc.	17,252	319,162
*	Landec Corp.	17,700	166,026
	Louisiana-Pacific Corp.	87,209	948,834
*	LSB Industries, Inc.	5,200	124,020
	Lubrizol Corp.	30,715	1,790,685
#	Martin Marietta Materials, Inc.	4,000	430,400
*	Material Sciences Corp.	8,954	66,081
*	Maxxam, Inc.	1,625	47,125
	MeadWestavco Corp.	99,090	2,542,649
	Metal Management, Inc.	16,300	988,921
*	Metalico, Inc.	21,900	254,697
	Minerals Technologies, Inc.	14,003	844,101
* #	Mines Management, Inc.	12,500	52,500
*	Mod-Pac Corp.	1,165	7,211
	Monsanto Co.	22,200	2,568,096
	Myers Industries, Inc.	16,600	202,022
	Nalco Holding Co.	111,800	2,414,880
* #	Nanophase Technologies Corp.	2,100	6,699
	Neenah Paper, Inc.	12,200	317,810
#	Nevada Chemicals, Inc.	6,071	52,818
	NewMarket Corp.	10,500	702,975
#	Newmont Mining Corp.	61,700	3,157,189
#	NL Industries, Inc.	36,887	400,593
	NN, Inc.	9,700	94,478
*	Northern Technologies International Corp.	2,000	15,760
* #	Northwest Pipe Co.	6,579	274,607

64

	Nucor Corp.	28,600	$1,846,702
	Olin Corp.	51,300	985,986
	Olympic Steel, Inc.	4,400	181,720
*	OM Group, Inc.	18,500	1,119,805
*	OMNOVA Solutions, Inc.	28,900	112,710
*	Owens-Illinois, Inc.	22,300	1,258,835
#	Packaging Corp. of America	58,844	1,341,055
*	Pactiv Corp.	46,400	1,174,848
*	Patriot Coal Corp.	1,160	62,292
	Penford Corp.	7,269	159,118
*	Peoplesupport, Inc.	15,100	175,311
*	PolyOne Corp.	81,275	528,288
#	PPG Industries, Inc.	58,900	3,650,622
	Praxair, Inc.	17,292	1,388,202
	Quaker Chemical Corp.	8,896	209,056
#	Quanex Corp.	24,800	1,275,960
*	Ready Mix, Inc.	300	1,800
#	Reliance Steel & Aluminum Co.	51,714	2,870,644
*	Rock of Ages Corp.	2,695	13,125
	Rock-Tenn Co. Class A	30,291	812,708
*	Rockwood Holdings, Inc.	59,444	1,824,336
	Rohm & Haas Co.	63,710	3,415,493
*	Rosetta Resources, Inc.	32,704	669,124
#	Royal Gold, Inc.	20,832	656,416
	RPM International, Inc.	83,938	1,755,144
* #	RTI International Metals, Inc.	15,950	875,177
	Schnitzer Steel Industries, Inc. Class A	14,113	923,978
	Schweitzer-Maudoit International, Inc.	13,563	311,542
	Scotts Miracle-Gro Co. Class A	33,200	1,181,588
	Sealed Air Corp.	113,400	2,745,414
	Sensient Technologies Corp.	34,396	926,628
	Sigma-Aldrich Corp.	25,378	1,396,298
	Silgan Holdings, Inc.	12,590	588,457
*	Smurfit-Stone Container Corp.	210,937	1,676,949
*	Solitario Resources Corp.	15	87
	Sonoco Products Co.	59,900	1,687,383
	Southern Copper Corp.	14,700	1,677,417
	Spartech Corp.	11,373	161,155
	Steel Dynamics, Inc.	41,676	2,428,044
	Stepan Co.	7,758	264,548
* #	Stillwater Mining Co.	45,488	933,869
*	Symyx Technologies, Inc.	11,600	75,980
#	Synalloy Corp.	3,500	45,640
	Temple-Inland, Inc.	31,500	432,495
* #	Terra Industries, Inc.	48,600	2,197,206
#	Texas Industries, Inc.	19,840	1,142,784
*	The Mosaic Co.	2,200	244,860
#	Titanium Metals Corp.	27,786	572,947
#	Tronox, Inc. Class B	2,476	10,919
*	U.S. Concrete, Inc.	29,900	119,301
* #	U.S. Gold Corp.	51,600	181,116
*	United States Lime & Minerals, Inc.	2,334	69,903

65

	United States Steel Corp.	36,950	$4,007,228
*	Universal Stainless & Alloy Products, Inc.	4,200	127,638
#	Valhi, Inc.	37,870	732,027
	Valspar Corp.	70,455	1,528,169
	Vulcan Materials Co.	7,820	548,182
* #	W.R. Grace & Co.	19,100	405,493
	Wausau Paper Corp.	24,944	195,561
	Wellman, Inc.	18,800	940
#	Westlake Chemical Corp.	39,672	640,306
	Weyerhaeuser Co.	53,989	3,304,127
*	Williams Industries, Inc.	100	224
#	Worthington Industries, Inc.	58,844	1,035,066
	Zep, Inc.	6,250	98,125
* #	Zoltek Companies, Inc.	19,200	439,296
Total Materials			166,003,594

Other — (0.0%)
* ●	Tripos Escrow Shares	700	168

Telecommunication Services — (2.6%)
	Alaska Communications Systems Group, Inc.	22,791	258,222
*	American Tower Corp.	20,200	776,488
*	Arbinet-thexchange, Inc.	18,374	91,870
	AT&T, Inc.	995,052	34,657,661
*	Cbeyond, Inc.	300	4,917
*	Centennial Communications Corp.	49,425	260,470
	CenturyTel, Inc.	59,138	2,140,204
*	Cincinnati Bell, Inc.	114,100	442,708
	Citizens Communications Co.	126,980	1,363,765
*	Cogent Communications Group, Inc.	20,600	401,288
	Consolidated Communications Holdings, Inc.	16,808	242,203
* #	Crown Castle International Corp.	108,300	3,908,547
	D&E Communications, Inc.	12,019	130,887
	Embarq Corp.	14,820	621,551
#	FairPoint Communications, Inc.	30,020	295,397
*	FiberTower Corp.	33,173	49,760
*	General Communications, Inc. Class A	30,268	175,252
	Hickory Tech Corp.	8,165	74,791
	IDT Corp.	400	2,340
#	IDT Corp. Class B	19,444	113,942
#	Iowa Telecommunications Services, Inc.	19,600	310,268
* #	LCC International, Inc. Class A	11,688	19,168
*	Leap Wireless International, Inc.	18,000	769,680
* #	Level 3 Communications, Inc.	104,411	232,837
*	NeuStar, Inc.	6,900	177,054
*	Nexstar Broadcasting Group, Inc.	1,300	9,620
* #	NII Holdings, Inc.	16,703	663,610
*	PAETEC Holding Corp.	29,837	230,342
*	Point.360	6,026	10,546
*	Premiere Global Services, Inc.	43,100	609,003
	Qwest Communications International, Inc.	85,500	461,700
*	Rural Cellular Corp. Class A	4,532	199,544

66

*	SBA Communications Corp.	16,344	$507,481
	Shenandoah Telecommunications Co.	13,155	195,878
*	Spark Networks, Inc.	6,400	30,208
	Sprint Nextel Corp.	584,800	4,157,928
#	SureWest Communications	11,047	138,861
*	Syniverse Holdings, Inc.	49,000	830,550
	Telephone & Data Systems, Inc.	27,367	1,283,512
	Telephone & Data Systems, Inc. Special Shares	23,049	993,412
*	Time Warner Telecom, Inc.	36,200	577,028
*	United States Cellular Corp.	17,555	1,105,965
*	USA Mobility, Inc.	17,800	186,900
	Verizon Communications, Inc.	731,263	26,559,472
	Warwick Valley Telephone Co.	1,713	19,134
	Windstream Corp.	21,624	254,298
*	Xeta Corp.	5,146	21,665
Total Telecommunication Services			86,567,927

Utilities — (2.2%)
*	AES Corp.	30,824	554,216
	AGL Resources, Inc.	21,192	734,939
	Allegheny Energy, Inc.	16,700	846,189
	ALLETE, Inc.	13,644	491,730
	Alliant Energy Corp.	11,600	402,984
#	Ameren Corp.	20,891	892,046
	American Electric Power Co., Inc.	19,472	796,794
	American States Water Co.	7,400	240,870
#	Aqua America, Inc.	36,905	702,671
*	Aquila, Inc.	82,484	268,898
	Artesian Resources Corp. Class A	2,492	47,049
	Atmos Energy Corp.	24,798	644,748
	Avista Corp.	23,367	426,214
#	Black Hills Corp.	16,677	596,370
* #	Cadiz, Inc.	2,806	41,866
#	California Water Service Group	9,228	347,157
	CenterPoint Energy, Inc.	32,262	473,606
	Central Vermont Public Service Corp.	5,323	127,486
	CH Energy Group, Inc.	8,274	296,044
	Chesapeake Utilities Corp.	3,792	108,679
	Cleco Corp.	25,169	576,622
#	CMS Energy Corp.	53,400	768,426
	Connecticut Water Services, Inc.	5,870	141,174
	Consolidated Edison, Inc.	27,214	1,112,780
	Constellation Energy Group	6,600	583,110
	Delta Natural Gas Co., Inc.	1,648	42,057
	Dominion Resources, Inc.	31,938	1,275,604
	DPL, Inc.	27,500	701,525
	DTE Energy Co.	17,610	702,111
	Duke Energy Corp.	64,853	1,137,522
* #	Dynegy, Inc.	50,100	370,740
	Edison International	17,779	878,283
*	El Paso Electric Co.	18,400	376,464
	Empire District Electric Co.	13,665	280,269

67

	Energen Corp.	17,400	$1,044,000
	Energy East Corp.	32,181	857,624
	Energy West, Inc.	2,055	19,317
#	EnergySouth, Inc.	3,750	190,350
	Entergy Corp.	9,765	1,003,256
* #	Environmental Power Corp.	4,361	21,500
#	Equitable Resources, Inc.	8,744	538,805
	Exelon Corp.	28,311	2,119,078
	FirstEnergy Corp.	16,655	1,125,711
	Florida Public Utilities Co.	2,760	32,982
	FPL Group, Inc.	21,321	1,285,443
	Great Plains Energy, Inc.	20,867	530,648
#	Hawaiian Electric Industries, Inc.	33,000	741,180
#	IDACORP, Inc.	18,400	548,320
	Integrys Energy Group, Inc.	21,372	982,471
	ITC Holdings Corp.	25,600	1,364,480
	Laclede Group, Inc.	11,300	385,895
*	Maine & Maritimes Corp.	500	16,100
	MDU Resources Group, Inc.	19,604	514,801
#	MGE Energy, Inc.	9,700	306,132
	Middlesex Water Co.	9,586	180,696
* #	Mirant Corp.	75,000	2,775,000
	National Fuel Gas Co.	23,131	1,088,314
#	New Jersey Resources Corp.	15,800	726,958
	Nicor, Inc.	20,152	687,183
#	NiSource, Inc.	29,400	505,386
	Northeast Utilities, Inc.	15,532	394,047
	Northwest Natural Gas Co.	10,559	443,900
	NorthWestern Corp.	4,200	108,318
*	NRG Energy, Inc.	79,900	3,297,473
	NSTAR	29,969	926,042
	OGE Energy Corp.	25,386	824,283
	Oneok, Inc.	11,161	519,768
#	Ormat Technologies, Inc.	19,400	847,004
	Otter Tail Corp.	11,900	386,155
	Pepco Holdings, Inc.	21,455	542,168
	PG&E Corp.	19,300	726,838
#	Piedmont Natural Gas Co.	21,761	535,321
	Pinnacle West Capital Corp.	24,306	864,078
	PNM Resources, Inc.	15,712	186,030
	Portland General Electric Co.	27,600	643,908
	PPL Corp.	17,844	809,761
	Progress Energy, Inc.	26,591	1,114,429
	Public Service Enterprise Group, Inc.	104,400	4,604,040
	Puget Energy, Inc.	27,871	744,156
	Questar Corp.	65,644	3,626,831
*	Reliant Energy, Inc.	115,300	2,628,840
	RGC Resources, Inc.	971	26,945
	SCANA Corp.	12,128	459,287
	Sempra Energy	13,700	727,881
	Sierra Pacific Resources	52,644	679,634
#	SJW Corp.	14,270	431,239

68

South Jersey Industries, Inc.	18,988	$648,820
Southern Co.	34,672	1,197,224
Southern Union Co.	33,672	866,044
Southwest Gas Corp.	16,183	414,123
# Southwest Water Co.	19,335	212,105
TECO Energy, Inc.	50,775	760,610
UGI Corp.	25,781	660,251
UIL Holdings Corp.	10,085	296,398
Unisource Energy Corp.	15,616	369,318
Unitil Corp.	3,599	96,453
Vectren Corp.	18,584	478,910
Westar Energy, Inc.	27,655	628,598
WGL Holdings, Inc.	21,832	680,940
Wisconsin Energy Corp.	11,807	515,021
Xcel Energy, Inc.	43,144	855,114
York Water Co.	4,821	74,243
Total Utilities		73,431,421

TOTAL COMMON STOCKS		2,847,270,559

RIGHTS/WARRANTS — (0.0%)
* Caliper Life Sciences, Inc. Warrants 08/10/11	359	393
* Security Bank Corp. Rights 03/10/08	6,978	393
TOTAL RIGHTS/WARRANTS		786

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,051,293	11,051,293

		Face Amount
		(000)

SECURITIES LENDING COLLATERAL — (13.0%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $508,067,335 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/20 to 12/01/47, valued at $385,553,145 ) to be repurchased at $374,421,701	$374,323	374,323,441
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $18,885,046 FHLMC 6.000%, 02/01/37, valued at $16,701,459 ) to be repurchased at $16,145,316	16,141	16,141,079

69

@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $45,400,000 FNMA 5.242%(r), 11/01/36, valued at $38,906,347 ) to be repurchased at $37,778,978	$37,769	$37,769,001

TOTAL SECURITIES LENDING COLLATERAL		$428,233,521

TOTAL INVESTMENTS - (100.0%) (Cost $3,505,278,922)##		$3,286,556,159

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,858,320,872
Level 2 – Other Significant Observable Inputs	428,235,287
Level 3 – Significant Unobservable Inputs	—
Total	$3,286,556,159

70

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †
COMMON STOCKS — (76.1%)
Real Estate Investment Trusts — (76.1%)
#	Acadia Realty Trust	324,300	$7,429,713
	Agree Realty Corp.	78,700	2,204,387
# *	Alexander’s, Inc.	48,900	14,789,805
#	Alexandria Real Estate Equities, Inc.	323,550	29,701,890
#	AMB Property Corp.	1,005,165	50,439,180
#	American Campus Communites, Inc.	276,886	7,226,725
	American Financial Realty Trust	1,309,272	10,120,673
	American Land Lease, Inc.	79,428	1,637,805
* •	AmeriVest Properties, Inc.	188,600	75,440
	Apartment Investment & Management Co. Class A	1,016,403	35,015,083
#	Ashford Hospitality Trust	1,231,457	8,189,189
	Associated Estates Realty Corp.	166,021	1,635,307
#	AvalonBay Communities, Inc.	797,656	73,727,344
#	BioMed Realty Trust, Inc.	664,455	14,564,854
#	Boston Properties, Inc.	1,209,400	104,213,998
#	Brandywine Realty Trust	875,236	14,651,451
#	BRE Properties, Inc. Class A	515,415	22,193,770
#	Camden Property Trust	563,811	26,775,384
	CBL & Associates Properties, Inc.	666,989	15,574,193
	Cedar Shopping Centers, Inc.	444,991	5,170,795
*	Cogdell Spencer, Inc.	27,800	425,340
#	Colonial Properties Trust	470,001	11,449,224
#	Commercial Net Lease Realty	727,904	15,067,613
#	Corporate Office Properties Trust	479,600	14,694,944
#	Cousins Properties, Inc.	523,543	12,701,153
#	DCT Industrial Trust, Inc.	429,087	3,844,620
#	Developers Diversified Realty Corp.	1,231,912	47,502,527
	DiamondRock Hospitality Co.	956,968	11,952,530
#	Digital Realty Trust, Inc.	657,317	23,597,680
#	Douglas Emmett, Inc.	1,104,088	23,395,625
	Duke Realty Corp.	1,466,622	33,614,976
	EastGroup Properties, Inc.	241,663	10,253,761
	Education Realty Trust, Inc.	286,171	3,645,819
	Entertainment Properties Trust	285,079	13,361,653
#	Equity Lifestyle Properties, Inc.	247,257	11,294,700
#	Equity One, Inc.	745,676	15,957,466
#	Equity Residential	2,718,020	103,774,004
#	Essex Property Trust, Inc.	255,600	26,848,224
	Extra Space Storage, Inc.	662,594	9,985,292
#	Federal Realty Investment Trust	595,052	42,653,327
	FelCor Lodging Trust, Inc.	628,001	7,925,373
#	Feldman Mall Properties, Inc.	130,464	474,889
#	First Industrial Realty Trust, Inc.	453,396	13,774,170

1

	First Potomac Realty Trust	246,169	$3,847,621
#	General Growth Properties, Inc.	2,451,789	86,572,670
#	Glimcher Realty Trust	381,500	4,425,400
	GMH Communities Trust	415,100	3,719,296
*	Golf Trust of America, Inc.	67,000	138,690
*	HCP, Inc.	241,000	7,032,380
*	Healthcare Realty Trust, Inc.	116,600	2,773,914
*	Healthcare REIT, Inc.	146,200	6,017,592
	Hersha Hospitality Trust	412,740	3,706,405
	Highwood Properties, Inc.	399,800	11,786,104
*	HMG Courtland Properties, Inc.	2,600	22,360
#	Home Properties, Inc.	337,970	15,553,379
#	Hospitality Properties Trust	948,190	34,447,743
#	Host Marriott Corp.	5,194,068	84,091,961
	HRPT Properties Trust	2,248,591	15,470,306
#	Inland Real Estate Corp.	663,590	9,250,445
#	Kilroy Realty Corp.	331,793	15,736,942
#	Kimco Realty Corp.	2,535,496	85,623,700
	Kite Realty Group Trust	293,420	3,708,829
#	Lasalle Hotel Properties	405,900	11,730,510
#	Lexington Realty Trust	644,712	9,328,983
	Liberty Property Trust	926,754	27,533,861
#	Mack-Cali Realty Corp.	683,631	23,578,433
#	Maguire Properties, Inc.	477,700	10,853,344
* •	Malan Realty Investors, Inc.	19,100	—
	Maxus Realty Trust, Inc.	6,885	68,506
	Medical Properties Trust, Inc.	117,000	1,401,660
	MHI Hospitality Corp.	38,528	300,133
#	Mid-America Apartment Communities, Inc.	259,000	12,558,910
#	Mission West Properties, Inc.	195,659	1,800,063
	Monmouth Real Estate Investment Corp. Class A	211,105	1,709,950
	Nationwide Health Properties, Inc.	216,100	6,554,313
	Omega Healthcare Investors, Inc.	158,400	2,686,464
	One Liberty Properties, Inc.	102,800	1,799,000
#	Parkway Properties, Inc.	154,100	5,509,075
#	Pennsylvania REIT	388,503	9,607,679
	Post Properties, Inc.	440,674	18,534,748
#	ProLogis	2,581,917	139,113,688
	PS Business Parks, Inc.	213,900	10,384,845
#	Public Storage	1,698,768	138,211,764
	Ramco-Gershenson Properties Trust	186,309	4,139,786
#	Realty Income Corp.	1,023,348	23,547,237
	Regency Centers Corp.	704,882	41,834,747
*	Roberts Realty Investors, Inc.	26,400	170,280
#	Saul Centers, Inc.	180,055	8,354,552
	Senior Housing Properties Trust	895,730	19,052,177
#	Simon Property Group, Inc.	2,229,668	186,846,178
	SL Green Realty Corp.	599,713	54,873,740
#	Sovran Self Storage, Inc.	219,265	8,452,666
#	Strategic Hotel Capital, Inc.	743,776	10,591,370
#	Sun Communities, Inc.	184,769	3,765,592
#	Sunstone Hotel Investors, Inc.	600,884	9,409,843
	Supertel Hospitality, Inc.	208,153	1,251,000
#	Tanger Factory Outlet Centers, Inc.	317,100	11,257,050
#	Taubman Centers, Inc.	532,737	25,970,929

2

	The Macerich Co.	734,266	$46,993,024
#	UDR, Inc.	1,358,533	30,363,213
	UMH Properties, Inc.	105,668	1,195,105
	Universal Health Realty Income Trust	27,200	915,824
	Urstadt Biddle Properties, Inc.	76,590	1,159,573
	Urstadt Biddle Properties, Inc. Class A	190,738	2,801,941
	U-Store-It Trust	584,249	5,860,017
*	Ventas, Inc.	210,000	8,782,200
#	Vornado Realty Trust	1,540,565	128,729,611
#	Washington REIT	472,550	15,083,796
#	Weingarten Realty Investors	850,332	27,304,161
#	Winthrop Realty Trust	672,207	3,347,591

TOTAL COMMON STOCKS			2,412,776,765

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $48,540,000 FNMA 3.50%, 03/25/33, valued at $9,020,774) to be repurchased at $8,889,177	$8,887	8,887,000

SECURITIES LENDING COLLATERAL — (23.6%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $817,598,903 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/21 to 01/01/38, valued at $675,888,717) to be repurchased at $656,374,891	656,203	656,202,638
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $54,012,429 FNMA 5.569%(r), 08/01/34 & 5.664%(r), 02/01/37, valued at $29,272,327) to be repurchased at $28,303,328	28,296	28,295,900
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $78,600,000 FNMA 4.363%(r), 11/01/35 & 6.227%(r), 09/01/36, valued at $67,694,504) to be repurchased at $65,737,700	65,720	65,720,339

TOTAL SECURITIES LENDING COLLATERAL			750,218,877

TOTAL INVESTMENTS - (100.0%) (Cost $3,040,614,376) ##			$3,171,882,642

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,412,701,325
Level 2 – Other Significant Observable Inputs	759,181,317
Level 3 – Significant Unobservable Inputs	—
Total	$3,171,882,642

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
#	ABC Learning Centres, Ltd.	47,715	$95,121
	AGL Energy, Ltd.	51,726	534,493
	Alumina, Ltd.	139,764	823,462
	Amcor, Ltd.	103,123	674,653
	Amcor, Ltd. Sponsored ADR	1,068	28,292
	AMP, Ltd.	268,176	1,979,856
	APN News & Media, Ltd.	49,644	227,562
#	Aristocrat Leisure, Ltd.	50,763	483,434
	Asciano Group	65,734	299,571
	ASX, Ltd.	23,133	889,409
# *	Austar United Communications, Ltd.	284,547	377,872
#	Australand Property Group	79,544	145,947
	Australia & New Zealand Banking Group, Ltd.	259,190	5,230,293
	AXA Asia Pacific Holdings, Ltd.	244,297	1,301,203
	Babcock & Brown Infrastructure Group	337,570	373,392
#	Babcock & Brown, Ltd.	28,265	442,765
#	Bank of Queensland, Ltd.	10,033	129,343
#	Bendigo Bank, Ltd.	30,245	282,082
#	BHP Billiton, Ltd.	360,962	13,060,601
#	BHP Billiton, Ltd. Sponsored ADR	47,000	3,439,460
#	Billabong International, Ltd.	17,806	206,766
	BlueScope Steel, Ltd.	85,789	858,160
	Boral, Ltd.	71,545	397,707
	Brambles, Ltd.	177,043	1,700,125
	Caltex Australia, Ltd.	29,754	403,922
#	Challenger Financial Services Group, Ltd.	39,625	79,239
	Coca-Cola Amatil, Ltd.	59,675	529,672
	Cochlear, Ltd.	8,260	411,807
	Commonwealth Bank of Australia	170,770	6,612,877
	Computershare, Ltd.	51,406	401,511
	ConnectEast Group	122,241	152,244
*	Crown, Ltd.	75,939	820,595
	CSL, Ltd.	72,844	2,443,146
#	CSR, Ltd.	92,856	289,301
#	David Jones, Ltd.	37,801	140,947
	Downer EDI, Ltd.	25,944	148,174
	Dyno Nobel, Ltd.	79,300	168,662
#	Fairfax Media, Ltd.	172,368	616,381
	Flight Centre, Ltd.	7,603	189,958
# *	Fortescue Metals Group, Ltd.	509,760	3,613,651
	Foster’s Group, Ltd.	249,807	1,230,765
	Goodman Fielder, Ltd.	110,302	190,496
	Harvey Norman Holdings, Ltd.	128,448	537,267
	Incitec Pivot, Ltd.	6,960	945,323

1

#	Insurance Australia Group, Ltd.	231,820	$804,810
#	James Hardie Industries NL	43,241	237,340
#	Jubilee Mines NL	9,271	195,211
#	Leighton Holdings, Ltd.	30,749	1,289,029
	Lend Lease Corp., Ltd.	41,599	531,367
# *	Lihir Gold, Ltd.	237,027	917,943
	Lion Nathan, Ltd.	63,050	555,471
	Macquarie Airports	77,250	249,263
#	Macquarie Communications Infrastructure Group	67,126	287,922
#	Macquarie Group, Ltd.	36,700	1,832,812
	Macquarie Infrastructure Group	100,969	270,869
#	Metcash, Ltd.	117,002	450,339
#	Minara Resources, Ltd.	28,511	168,016
	Mirvac, Ltd.	116,969	414,625
	National Australia Bank, Ltd.	224,488	5,933,606
#	Newcrest Mining, Ltd.	60,020	2,086,687
	Nufarm, Ltd.	14,411	214,144
	Oil Search, Ltd.	98,725	386,698
	Onesteel, Ltd.	87,931	570,617
	Orica, Ltd.	45,367	1,201,093
	Origin Energy, Ltd.	101,263	825,327
#	Oxiana, Ltd.	212,946	764,261
# *	Paladin Energy, Ltd.	101,022	564,143
#	Perpetual Trustees Australia, Ltd.	3,869	196,410
	Publishing and Broadcasting, Ltd.	75,939	308,424
	Qantas Airways, Ltd.	125,048	486,344
	QBE Insurance Group, Ltd.	118,068	2,442,088
#	Ramsay Health Care, Ltd.	15,118	157,801
	Reece Australia, Ltd.	7,063	150,937
#	Rio Tinto, Ltd.	54,585	6,801,523
	Santos, Ltd.	75,968	900,471
#	Seek, Ltd.	13,400	80,443
	Seven Network, Ltd.	19,868	207,095
#	Sims Group, Ltd.	11,649	348,202
	Sonic Healthcare, Ltd.	40,263	532,025
#	St. George Bank, Ltd.	70,796	1,545,957
	Suncorp-Metway, Ltd.	125,276	1,607,069
#	Symbion Health, Ltd.	60,921	231,975
	TABCORP Holdings, Ltd.	66,728	940,682
#	Tatts Group, Ltd.	116,126	418,646
	Telstra Corp., Ltd. (6087289)	905,099	4,068,768
	Telstra Corp., Ltd. (B1FW0K7)	438,367	1,322,962
	Toll Holdings, Ltd.	66,507	627,357
#	Transfield Services, Ltd.	16,966	179,689
#	Transurban Group	160,166	953,364
#	United Group, Ltd.	33,371	377,874
	Virgin Blue Holdings, Ltd.	90,396	111,375
	Washington H. Soul Pattinson & Co., Ltd.	18,899	134,609
#	Wesfarmers, Ltd.	73,327	2,540,591
	Wesfarmers, Ltd.	19,314	682,795
#	West Australian Newspapers Holdings, Ltd.	26,425	277,421
	Westpac Banking Corp.	212,892	4,553,470
	Westpac Banking Corp. Sponsored ADR	6,900	733,470
	Woodside Petroleum, Ltd.	72,630	3,797,930
	Woolworths, Ltd.	166,903	4,457,499

2

WorleyParsons, Ltd.	16,683	$571,061
Zinifex, Ltd.	53,600	539,284

TOTAL — AUSTRALIA		117,944,711

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Erste Bank der Oesterreichischen Sparkassen AG	27,631	1,598,776
# EVN AG	2,702	351,569
Immofinanz Immobilien Anlagen AG	8,273	89,749
Oesterreichische Elektrizitaetswirtschafts AG	8,100	599,485
OMV AG	22,352	1,615,033
Raiffeisen International Bank-Holding AG	5,692	729,358
Telekom Austria AG	61,278	1,386,074
Telekom Austria AG ADR	2,400	109,084
# Uniqa Versicherungen AG	7,460	191,525
Vienna Insurance Group	3,561	298,126
Voestalpine AG	13,826	869,057
Wienerberger AG	8,679	418,896

TOTAL — AUSTRIA		8,256,732

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Ackermans & Van Haaren	5,007	513,786
Colruyt SA	2,571	628,215
Delhaize Group	4,997	378,433
Delhaize Group Sponsored ADR	3,900	294,606
Dexia SA	75,790	1,781,824
Distrigaz	29	255,094
Fortis	232,963	5,146,673
InBev NV	29,842	2,697,140
KBC Groep NV	31,328	3,928,118
Mobistar SA	3,728	317,681
Solvay SA	8,282	1,040,803
* Suez SA Strip VVPR	11,992	182
UCB SA (5596991)	13,359	633,246
UCB SA (5675588)	2,437	117,279
Umicore	13,960	709,228
TOTAL COMMON STOCKS		18,442,308

RIGHTS/WARRANTS — (0.0%)
* Cumerio NV SA- Strip	55	1
* Umicore Strip VVPR Rights	275	8
TOTAL RIGHTS/WARRANTS		9

TOTAL — BELGIUM		18,442,317

CANADA — (7.1%)
COMMON STOCKS — (7.1%)
Addax Petroleum Corp.	11,700	535,995
# AGF Management, Ltd. Class B	9,052	216,126
* Agnico Eagle Mines, Ltd.	19,000	1,310,551
Agrium, Inc.	21,900	1,614,715

3

	Alimentation Couche-Taro, Inc. Class B	14,900	$252,358
	Astral Media, Inc. Class A	6,100	232,844
#	Bank of Montreal	97,096	4,913,743
#	Bank of Nova Scotia	133,927	6,497,347
	Barrick Gold Corp.	121,600	6,311,957
#	BCE, Inc.	35,250	1,279,995
#	Biovail Corp.	15,600	220,627
*	Bombardier, Inc. Class B	180,500	1,026,975
#	Brookfield Asset Management, Inc. Series A	59,774	1,769,687
	Brookfield Infrastructure Partners LP	2,391	44,951
#	Brookfield Properties Corp.	20,137	376,859
	CAE, Inc.	40,121	505,461
	Cameco Corp.	40,200	1,574,917
	Canada Bread Co., Ltd.	200	14,173
#	Canadian Imperial Bank of Commerce	45,000	3,052,731
	Canadian National Railway Co.	67,200	3,551,683
	Canadian National Resources, Ltd.	73,500	5,499,898
	Canadian Pacific Railway, Ltd.	20,200	1,474,184
#	Canadian Tire Corp. Class A	12,200	759,084
#	Canadian Utilities, Ltd. Class A	11,200	512,520
*	CGI Group, Inc.	45,000	498,349
*	Domtar Corp.	42,900	270,672
*	Eldorado Gold Corp.	37,800	263,073
#	Emera, Inc.	4,200	87,350
	Empire Co., Ltd. Class A	2,600	100,223
#	Enbridge, Inc.	45,596	1,877,578
	EnCana Corp.	105,300	8,032,435
	Ensign Energy Services, Inc.	13,500	251,278
*	Equinox Minerals, Ltd.	52,000	297,445
	Fairfax Financial Holdings, Inc.	2,100	636,454
#	Finning International, Inc.	22,200	630,194
	First Quantum Minerals, Ltd.	8,400	775,437
#	Fortis, Inc.	19,800	567,295
	George Weston, Ltd.	6,700	313,813
#	Gerdau Ameristeel Corp.	14,100	210,873
*	Gildan Activewear, Inc.	17,800	670,043
	Goldcorp, Inc.	98,120	4,242,812
#	Great West Lifeco, Inc.	39,400	1,234,940
#	Harry Winston Diamond Corp.	6,200	162,268
*	HudBay Minerals, Inc.	17,100	326,624
#	Husky Energy, Inc.	36,500	1,546,035
	IAMGOLD Corp.	36,600	295,998
#	IGM Financial, Inc.	17,000	739,243
#	Imperial Oil, Ltd.	45,527	2,562,556
#	Industrial Alliance Insurance & Financial Services, Inc.	11,000	393,396
#	ING Canada, Inc.	13,600	552,705
	Inmet Mining Corp.	5,400	469,033
*	Ivanhoe Mines, Ltd.	28,900	374,959
	Jean Coutu Group PJC, Inc. Class A	16,500	174,178
*	Kinross Gold Corp.	77,112	1,911,641
#	Loblaw Companies, Ltd.	13,600	398,362
*	Lundin Mining Corp.	47,600	405,271
	Magna International, Inc. Class A	13,080	957,229
#	Manitoba Telecom Services, Inc.	2,400	100,852
#	Manulife Financial Corp.	210,290	8,140,258

4

*	MDS, Inc.	15,179	$254,307
#	Methanex Corp.	11,600	335,065
	Metro, Inc. Class A	12,400	268,094
*	MGM Energy Corp.	316	456
#	National Bank of Canada	19,300	952,401
	Nexen, Inc.	60,251	1,881,141
	Niko Resources, Ltd.	5,400	507,493
	Norbord, Inc.	2,400	14,045
*	Nortel Networks Corp.	65,860	566,092
#	Nova Chemicals Corp.	6,300	191,960
*	Oilexco, Inc.	20,800	317,627
	Onex Corp.	11,800	411,217
*	OPTI Canada, Inc.	29,700	522,032
*	Pan Amer Silver Corp.	6,300	251,808
# *	Petrobank Energy & Resources, Ltd.	8,400	492,521
	Petro-Canada	66,300	3,184,825
	Potash Corp. of Saskatchewan, Inc.	44,800	7,132,042
#	Power Corp. of Canada, Ltd.	46,200	1,612,834
#	Power Financial Corp.	32,900	1,200,344
	Quebecor, Inc. Class B	4,500	135,194
*	Research In Motion, Ltd.	70,400	7,317,165
	Ritchie Brothers Auctioneers, Inc.	3,000	216,835
	Rogers Communications, Inc. Class B	71,900	2,838,014
*	RONA, Inc.	12,100	171,004
#	Rothmans, Inc.	1,200	31,297
#	Royal Bank of Canada	227,180	11,402,278
#	Saputo, Inc.	16,800	460,688
#	Shaw Communications, Inc. Class B	43,200	839,640
	ShawCor, Ltd.	6,000	190,318
	Sherritt International Corp.	22,600	380,934
	Shoppers Drug Mart Corp.	27,200	1,393,370
*	Silver Wheaton Corp.	19,000	328,362
*	Sino-Forest Corp.	14,900	286,873
	SNC-Lavalin Group, Inc.	19,100	835,801
#	Sun Life Financial, Inc.	73,300	3,510,655
	Suncor Energy, Inc.	64,479	6,669,654
#	Talisman Energy, Inc.	136,000	2,306,162
	Teck Cominco Class B	56,934	2,269,262
	Telus Corp.	7,317	334,311
#	The Thomson Corp.	31,000	1,030,866
	Tim Hortons, Inc.	18,700	657,754
#	Toronto Dominion Bank	98,015	6,571,511
#	Transalta Corp.	29,300	1,041,612
#	TransCanada Corp.	72,041	2,894,083
	Trican Well Service, Ltd.	12,100	210,836
#	TSX Group, Inc.	8,000	358,527
*	Uranium One, Inc.	49,600	260,535
*	UTS Energy Corp.	41,100	245,535
	West Fraser Timber Co., Ltd.	3,000	96,774
*	Westernzagros Resources, Ltd.	17,200	51,552
	Yamana Gold, Inc.	54,944	990,304

TOTAL — CANADA			160,444,263

5

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	325	$3,339,649
*	Alm. Brand A.S.	2,100	117,901
#	Bang & Olufsen Holding A.S. Series B	1,150	77,572
	Carlsberg A.S. Series B	4,075	506,471
#	Coloplast A.S.	3,540	297,247
	D/S Norden A.S.	3,600	392,376
#	Dampskibsselsk Torm A.S.	3,400	102,607
	Danisco A.S.	6,350	446,958
#	Danske Bank A.S.	77,256	2,951,039
	De Sammenslut Vogmaend	27,800	543,440
	East Asiatic Co., Ltd. A.S.	2,525	197,057
	FLSmidth & Co. A.S.	6,800	634,894
*	Genmab A.S.	4,000	234,653
# *	GN Great Nordic A.S.	21,220	103,551
	H. Lundbeck A.S.	17,802	425,105
*	Jyske Bank A.S.	7,260	500,755
	NKT Holding A.S.	3,875	288,293
#	Novo-Nordisk A.S. Series B	48,500	3,317,808
	Novo-Nordisk A.S. Sponsored ADR	18,700	1,278,519
#	Novozymes A.S. Series B	5,580	487,150
#	Rockwool International A.S.	1,000	174,404
#	Sydbank A.S.	5,940	215,192
*	Topdanmark A.S.	2,400	364,591
*	Trygvesta A.S.	3,500	269,405
*	Vestas Wind Systems A.S.	27,616	2,799,654
# *	William Demant Holding A.S.	3,260	233,360

TOTAL — DENMARK			20,299,651

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
# *	Cargotec Oyj Series B	3,100	153,101
	Elisa Oyj	17,663	538,359
	Fortum Oyj	113,088	4,721,699
	Kesko Oyj	9,200	419,164
#	Kone Oyj Series B	20,560	719,386
	Metso Corp. Sponsored ADR	2,600	136,647
	Metso Oyj	13,371	695,663
	Neste Oil Oyj	28,272	989,208
	Nokia Oyj	422,721	15,187,263
	Nokia Oyj Sponsored ADR	147,500	5,311,475
	Nokian Renkaat Oyj	10,940	449,775
	OKO Bank P.L.C. Class A	8,700	151,905
	Oriola-KD Oyj Class A	4,200	18,043
	Oriola-KD Oyj Class B	6,900	29,416
	Orion Oyj Series A	4,200	90,900
	Orion Oyj Series B	13,500	288,416
	Outokumpu Oyj Series A	19,700	747,197
	Rautaruukki Oyj Series K	12,083	526,820
	Sampo Oyj	62,316	1,691,266
	SanomaWSOY Oyj	15,794	398,265
	Stockmann Oyj Abp Series A	1,020	47,920
	Stora Enso Oyj Series R	67,900	847,910
	Stora Enso Oyj Sponsored ADR	12,000	151,202

6

	UPM-Kymmene Oyj	45,800	$792,361
	UPM-Kymmene Oyj Sponsored ADR	13,000	226,758
	Wartsila Corp. Oyj Series B	9,744	666,062
	YIT Oyj	11,100	275,755

TOTAL — FINLAND			36,271,936

FRANCE — (7.7%)
COMMON STOCKS — (7.7%)
	Accor SA	25,501	1,811,295
	Air France-KLM	24,260	653,619
	Air Liquide SA (B1YW1V6)	25,288	3,591,073
	Air Liquide SA (B1YXBJ7)	33,992	4,810,628
	Alcatel-Lucent SA	160,804	942,995
	Alcatel-Lucent SA Sponsored ADR	45,400	266,498
	Alstom SA	12,632	2,654,720
*	Atos Origin SA	7,666	413,099
#	AXA SA	169,056	5,699,943
	AXA SA Sponsored ADR	49,200	1,656,072
	bioMerieux	1,600	182,830
	BNP Paribas SA	115,370	10,314,016
#	Bourbon SA	5,588	319,813
	Bouygues SA	27,845	1,901,808
	Capgemini SA	16,015	875,106
	Carrefour SA	78,700	5,534,622
	Casino Guichard Perrachon SA	10,202	1,153,913
	Christian Dior SA	17,202	1,874,644
	Cie Generale D’Optique Essilor Intenational SA	23,732	1,409,145
	Ciments Francais SA	1,006	158,778
#	Clarins SA	1,524	106,969
	CNP Assurances	5,627	619,168
	Compagnie de Saint-Gobain	45,556	3,561,295
*	Compagnie Generale de Geophysique-Veritas SA	4,305	1,050,239
	Compagnie Generale des Establissements Michelin Series B	17,134	1,687,524
	Credit Agricole SA	80,959	2,195,990
	Dassault Systemes SA	9,666	527,052
	Eiffage SA	6,330	556,993
# *	Eramet SA	1,571	1,189,682
	Esso Ste Anonyme Francaise	286	66,304
	Euler Hermes SA	3,632	371,301
#	European Aeronautic Defence & Space Co.	39,573	1,037,762
	Eutelsat Communications	7,300	200,770
	France Telecom SA	231,887	7,784,191
	France Telecom SA Sponsored ADR	25,100	839,595
	Groupe Danone	52,806	4,136,491
	Groupe Danone Sponsored ADR	13,800	217,793
	Hermes International SA	12,027	1,407,560
#	Iliad SA	4,500	414,946
	Imerys SA	5,342	448,052
*	Ipsen SA	3,800	230,048
	JC Decaux SA	18,441	555,683
	Lafarge SA	17,353	2,999,813
	Lafarge SA Prime Fidelity	8,912	1,546,984
	Lafarge SA Sponsered ADR	1,800	78,548
	Lagardere SCA	18,298	1,437,623

7

*	Legrand SA	16,373	$517,595
	L’Oreal SA	64,016	7,596,851
	LVMH (Louis Vuitton Moet Hennessy)	43,990	4,519,587
	M6 Metropole Television	10,023	236,277
	Natixis	45,082	659,782
	Neopost SA	3,543	367,757
	Nexans SA	2,987	326,120
	PagesJaunes SA	14,300	265,984
	Pernod-Ricard SA	22,082	2,335,965
	Peugeot SA	18,302	1,391,296
	PPR SA	9,979	1,361,002
	Publicis Groupe	14,334	517,639
	Publicis Groupe ADR	1,700	61,912
	Remy Cointreau SA	2,266	142,366
	Renault SA	25,558	2,730,768
*	Rhodia SA	10,410	258,429
	Safran SA	16,219	324,581
	Sanofi - Aventis	111,839	8,266,267
	Sanofi - Aventis ADR	58,900	2,184,601
	Schneider Electric SA	27,231	3,100,622
*	SCOR SE (4797364)	8	25
	SCOR SE (B1LB9P6)	19,458	440,504
	SEB SA	990	171,648
	Societe BIC SA	3,600	227,622
	Societe Generale Paris	50,145	5,365,449
	Societe Television Francaise 1	17,323	408,215
	Sodexho Alliance SA	11,496	645,887
	STMicroelectronics NV	24,397	292,862
	Suez SA	98,301	6,249,247
	Technip SA	8,071	658,889
	Technip SA ADR	3,600	295,883
	Thales SA	16,134	987,250
*	Thomson	20,078	154,236
	Thomson Sponsored ADR	9,100	69,706
	Total SA	235,328	17,721,046
	Total SA Sponsored ADR	56,800	4,282,152
	Valeo SA	8,146	308,105
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	5,332	1,106,585
#	Veolia Environnement SA	39,354	3,501,447
	Veolia Environnement SA ADR	7,700	685,685
	Vinci SA	56,214	3,881,603
	Vivendi SA	177,575	7,017,815
	Wendel	5,698	642,637
	Zodiac SA	4,549	236,707
TOTAL COMMON STOCKS			174,009,599

RIGHTS/WARRANTS — (0.0%)
*	Societe Generale d’Enterprise SA Rights 02/28/08	12,536	1,377,495

TOTAL — FRANCE			175,387,094

8

GERMANY — (7.5%)
COMMON STOCKS — (7.5%)
	Adidas-Salomon AG	33,466	$2,124,108
	Allianz SE	46,204	7,965,214
	Allianz SE Sponsored ADR	172,386	3,025,374
	Altana AG	14,018	326,536
	AMB Generali Holding AG	5,721	863,116
*	Arcandor AG	10,229	183,197
	BASF AG	65,207	8,338,337
	BASF AG Sponsored ADR	4,100	525,322
	Bayer AG	67,562	5,199,503
	Bayer AG Sponsored ADR	34,500	2,661,661
	Bayerische Motoren Werke AG	59,234	3,263,852
	Beiersdorf AG	34,704	2,747,392
	Bilfinger Berger AG	2,814	223,408
	Celesio AG	19,324	1,107,750
	Commerzbank AG	79,914	2,402,540
	Continental AG	19,013	1,874,904
	Daimler AG	117,627	9,795,188
	Daimler AG Sponsored ADR	25,400	2,113,026
#	Deutsche Bank AG	50,797	5,635,481
	Deutsche Bank AG ADR	73,002	8,100,302
	Deutsche Boerse AG	25,171	4,005,313
	Deutsche Lufthansa AG	43,579	1,019,958
	Deutsche Post AG	142,508	4,721,582
	Deutsche Postbank AG	10,200	990,386
	Deutsche Telekom AG	359,397	6,831,453
#	Deutsche Telekom AG Sponsored ADR	54,600	1,031,394
	E.ON AG	76,335	14,371,958
	E.ON AG Sponsored ADR	53,950	3,393,320
	Fraport AG	9,524	713,527
	Fresenius Medical Care AG & Co.	19,896	1,041,671
	Fresenius Medical Care AG & Co. ADR	3,500	183,155
*	GEA Group AG	18,852	609,927
	Hannover Rueckversicherung AG	12,626	602,755
	Heidelberger Zement AG	4,952	792,716
	Henkel KGAA	12,750	514,914
	Hochtief AG	7,146	774,809
	Hypo Real Estate Holding AG	23,625	680,312
*	Infineon Technologies AG	76,910	621,998
*	Infineon Technologies AG ADR	21,400	172,698
	IVG Immobilien AG	9,036	316,836
	K&S AG	4,983	1,449,917
	Lanxess AG	8,679	330,887
	Linde AG	17,129	2,276,915
	MAN AG	17,073	2,251,938
	Merck KGAA	4,005	497,978
	Metro AG	36,404	3,019,241
	MTU Aero Engines Holding AG	4,000	203,037
	Munchener Rueckversicherungs-Gesellschaft AG	31,930	5,618,032
*	Q-Cells AG	5,069	407,276
	Rheinmetall AG	3,270	228,527
	Rhoen-Klinikum AG	10,954	315,687
	RWE AG Series A	61,853	7,488,214
	Salzgitter AG	5,699	998,926
	SAP AG	103,984	4,910,602
#	SAP AG Sponsored ADR	19,900	943,459

9

	Siemens AG	83,409	$10,636,599
	Siemens AG Sponsored ADR	40,200	5,131,932
	Stada Arzneimittel AG	5,639	395,097
#	Suedzucker AG	20,328	448,144
	ThyssenKrupp AG	47,010	2,703,406
*	TUI AG	28,417	684,121
	United Internet AG	14,268	270,097
	Volkswagen AG	24,379	5,550,940
*	Wacker Chemie AG	3,853	818,441

TOTAL — GERMANY			169,446,306

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Agricultural Bank of Greece S.A.	38,356	198,303
	Alpha Bank A.E.	48,126	1,459,886
	Coca-Cola Hellenic Bottling Co. S.A.	25,305	1,107,474
	EFG Eurobank Ergasias S.A.	39,234	1,130,194
*	Emporiki Bank of Greece S.A.	7,020	206,337
	Hellenic Petroleum S.A.	15,660	219,271
	Hellenic Telecommunication Organization Co. S.A.	33,920	942,229
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	261,132
	National Bank of Greece S.A.	35,025	1,897,752
	National Bank of Greece S.A. ADR	84,000	918,120
	Piraeus Bank S.A.	57,198	1,702,464
	Public Power Corp.	15,920	676,132
	Titan Cement Co. S.A.	9,080	390,593

TOTAL — GREECE			11,109,887

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
#	Allied Properties, Ltd.	560,000	128,029
	ASM Pacific Technology, Ltd.	17,000	112,918
	Bank of East Asia, Ltd.	196,741	1,056,725
#	C C Land Holdings, Ltd.	157,000	161,124
	Cathay Pacific Airways, Ltd.	221,000	455,402
	Cheung Kong Holdings, Ltd.	220,600	3,297,958
	Cheung Kong Infrastructure Holdings, Ltd.	129,000	510,231
	CITIC International Financial Holdings, Ltd.	84,000	42,151
	CLP Holdings, Ltd.	199,900	1,562,645
	Dah Sing Banking Group, Ltd.	70,720	122,462
	Dah Sing Financial Holdings, Ltd.	12,059	88,189
	Esprit Holdings, Ltd.	147,041	1,834,959
	First Pacific Co., Ltd.	202,000	152,890
# *	Foxconn International Holdings, Ltd.	452,000	708,079
*	Galaxy Entertainment Group, Ltd.	144,000	115,316
	Giordano International, Ltd.	98,000	41,030
	Great Eagle Holdings, Ltd.	26,232	79,176
	Hang Lung Group, Ltd.	136,000	621,186
	Hang Lung Properties, Ltd.	340,000	1,220,884
	Hang Seng Bank, Ltd.	131,100	2,484,789
	Henderson Investment, Ltd.	137,000	6,712
	Henderson Land Development Co., Ltd.	145,632	1,130,656

10

	Hong Kong and China Gas Co., Ltd.	552,700	$1,595,492
	Hong Kong and Shanghai Hotels, Ltd.	68,426	110,206
	Hong Kong Electric Holdings, Ltd.	196,207	1,103,657
	Hopewell Highway Infrastructure, Ltd.	236,000	201,582
	Hopewell Holdings, Ltd.	102,000	467,471
	Hutchison Telecommunications International, Ltd.	184,000	246,486
	Hutchison Whampoa, Ltd.	314,500	2,941,454
	Hysan Development Co., Ltd.	55,348	152,219
	Industrial & Commercial Bank of China (Asia), Ltd.	24,937	54,059
#	Johnson Electric Holdings, Ltd.	168,000	77,853
	Kerry Properties, Ltd.	101,393	676,148
	Kingboard Chemical Holdings, Ltd.	80,000	355,586
	Kowloon Development Co., Ltd.	85,500	190,709
	Lee & Man Paper Manufacturing, Ltd.	78,000	217,767
	Li & Fung, Ltd.	270,000	983,775
	Lifestyle International Holdings, Ltd.	132,000	341,962
	Melco International Development, Ltd.	56,000	78,986
*	Mongolia Energy Corporation, Ltd.	240,000	249,958
	MTR Corp., Ltd.	234,513	870,645
#	New World China Land, Ltd.	165,200	112,757
	New World Development Co., Ltd.	357,967	962,214
	NWS Holdings, Ltd.	97,146	282,455
	Pacific Basin Shipping, Ltd.	124,000	205,473
#	PCCW, Ltd.	713,265	411,581
	Ports Design, Ltd.	54,500	161,472
	Shangri-La Asia, Ltd.	218,913	651,108
	Shun Tak Holdings, Ltd.	216,000	319,420
	Sino Land Co., Ltd.	188,317	471,024
#	Sun Hung Kai & Co., Ltd.	112,000	108,218
	Sun Hung Kai Properties, Ltd.	207,706	3,632,600
#	Techtronic Industries Co., Ltd.	86,500	83,759
	Television Broadcasts, Ltd.	25,000	146,290
	Texwinca Holdings, Ltd.	34,000	26,186
#	Tingyi (Cayman Islands) Holding Corp.	184,000	232,119
	Transport International Holdings, Ltd.	17,600	81,728
	Vtech Holdings, Ltd.	15,000	73,946
	Wharf Holdings, Ltd.	187,609	950,130
	Wheelock and Co., Ltd.	164,000	480,162
	Wheelock Properties, Ltd.	110,000	98,008
	Wing Hang Bank, Ltd.	30,500	447,258
	Wing Lung Bank, Ltd.	8,000	98,708
#	Yue Yuen Industrial (Holdings), Ltd.	78,500	232,318
TOTAL COMMON STOCKS			37,118,460

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commerical Bank of China (Asia), Ltd. Rights 11/06/08	2,736	390

TOTAL — HONG KONG			37,118,850

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C.	83,158	1,689,163
	Allied Irish Banks P.L.C. Sponsored ADR	15,800	645,272

11

	Anglo Irish Bank Corp. P.L.C.	103,754	$1,465,698
	Bank of Ireland P.L.C.	94,613	1,330,327
	Bank of Ireland P.L.C. Sponsored ADR	8,700	495,900
	CRH P.L.C.	51,531	1,908,416
#	CRH P.L.C. Sponsored ADR	18,450	693,720
*	Elan Corp. P.L.C.	42,248	974,805
*	Elan Corp. P.L.C. Sponsored ADR	17,000	387,090
	Irish Life & Permanent P.L.C.	30,976	502,286
	Kerry Group P.L.C.	22,953	719,425
	Kingspan Group P.L.C.	17,738	240,149
*	Ryanair Holdings P.L.C.	33,520	159,391

TOTAL — IRELAND			11,211,642

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
	ACEA SpA	11,304	208,889
#	AEM SpA	221,477	895,961
	Alleanza Assicurazioni SpA	52,431	673,701
	Assicurazioni Generali SpA, Trieste	140,655	6,045,455
	Atlantia SpA	40,846	1,309,836
	Autogrill SpA, Novara	14,752	235,729
#	Banca CR Firenze	70,659	715,462
#	Banca Monte Dei Paschi di Siena SpA	176,149	799,847
	Banca Popolare di Milano Scarl	41,017	488,500
*	Banco Popolare Scarl	77,413	1,463,798
	Benetton Group SpA	5,718	75,708
	Bulgari SpA	16,639	185,256
	Buzzi Unicem SpA	11,057	271,269
	C.I.R. SpA - Compagnie Industriali Riunite	34,312	105,714
	Credito Emiliano SpA	25,277	325,199
	Davide Campari - Milano SpA	26,746	229,677
	Enel SpA	484,393	5,226,746
#	Enel SpA Sponsored ADR	16,100	871,945
	Eni SpA	285,395	9,854,970
	Eni SpA Sponsored ADR	31,000	2,136,830
#	ERG SpA	7,427	143,115
	Fiat SpA	84,220	1,780,086
	Fiat SpA Sponsored ADR	7,000	149,517
	Finmeccanica SpA	36,944	1,136,151
	Fondiaria - Sai SpA	7,144	317,049
	Geox SpA	11,000	161,602
	Hera SpA	76,919	346,845
	Intesa Sanpaolo SpA	927,435	6,229,072
	Intesa Sanpaolo Sponsored ADR	13,601	551,292
#	Italcementi SpA	8,940	181,856
	Italmobiliare SpA	449	40,496
	Lottomatica SpA	6,664	240,632
#	Luxottica Group SpA	40,566	1,117,539
	Mediaset SpA	103,617	935,746
	Mediobanca SpA	61,941	1,195,022
#	Mediolanum SpA	44,701	281,188
	Milano Assicurazioni SpA	14,260	93,444
	Pirelli & C.Real Estate SpA	1,079	41,743
	Saipem SpA	30,650	1,252,221

12

*	Saras SpA Raffinerie Sarde	38,600	$197,995
	Seat Pagine Gialle SpA	429,123	126,055
	Snam Rete Gas SpA	142,784	992,899
# *	Telecom Italia Media SpA	107,998	29,658
	Telecom Italia SpA	873,104	2,176,804
	Telecom Italia SpA Sponsored ADR	65,980	1,644,222
	Terna SpA	127,000	549,339
	UniCredito Italiano SpA	1,406,625	10,348,252
	Unione di Banche Italiane ScpA	67,346	1,583,364
	Unipol Gruppo Finanziario SpA	114,185	321,664
TOTAL COMMON STOCKS			66,285,360

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	50,659

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	4,433

TOTAL — ITALY			66,340,452

JAPAN — (18.4%)
COMMON STOCKS — (18.4%)
#	Aderans Holdings Co., Ltd.	3,200	58,055
	Advantest Corp.	14,740	366,852
#	Advantest Corp. ADR	10,000	248,800
	AEON Co., Ltd.	85,800	1,033,773
	Aeon Mall Co., Ltd.	14,880	364,909
#	Aichi Steel Corp.	10,000	50,006
	Aioi Insurance Co., Ltd.	74,000	380,237
	Air Water, Inc.	9,000	93,602
	Aisin Seiki Co., Ltd.	25,600	1,019,709
	Ajinomoto Co., Inc.	92,000	1,105,840
	Alfresa Holdings Corp.	5,600	388,871
	All Nippon Airways Co., Ltd.	190,000	790,394
	Alpine Electronics, Inc.	2,500	29,565
	Alps Electric Co., Ltd.	17,000	198,649
	Amada Co., Ltd.	41,000	308,212
#	Amano Corp.	5,000	57,648
#	AOC Holdings, Inc.	3,600	37,464
	Aoyama Trading Co., Ltd.	5,500	115,379
	Asahi Breweries, Ltd.	63,100	1,179,465
	Asahi Glass Co., Ltd.	145,000	1,651,538
	Asahi Kasei Corp.	168,000	924,561
#	Asatsu-Dk, Inc.	4,900	158,175
#	Asics Corp.	31,000	361,298
	Astellas Pharma, Inc.	74,555	3,258,483
	Autobacs Seven Co., Ltd.	2,500	56,587
	Bank of Yokohama, Ltd.	155,000	1,005,529
	Benesse Corp.	7,700	314,938
	Bosch Corp.	30,000	124,670
	Bridgestone Corp.	92,400	1,520,064
	Brother Industries, Ltd.	31,000	329,522
	Calsonic Kansei Corp.	15,000	61,814

13

	Canon Marketing Japan, Inc.	7,000	$124,304
	Canon, Inc.	127,500	5,715,223
	Canon, Inc. Sponsored ADR	31,750	1,424,305
	Casio Computer Co., Ltd.	29,000	377,093
	Central Glass Co., Ltd.	14,000	61,815
	Central Japan Railway Co.	254	2,418,750
	Chiyoda Corp.	17,000	170,457
	Chubu Electric Power Co., Ltd.	97,200	2,448,431
	Chudenko Corp.	2,700	40,298
	Chugai Pharmaceutical Co., Ltd.	54,600	631,447
	Chuo Mitsui Trust Holdings, Inc.	115,000	792,745
#	Circle K Sunkus Co., Ltd.	5,100	76,422
#	Citizen Holdings Co., Ltd.	47,000	394,674
#	CMK Corp.	3,000	23,902
	Coca-Cola West Japan Co., Ltd.	4,600	99,941
	Comsys Holdings Corp.	11,000	89,156
	Cosmo Oil Co., Ltd.	74,000	244,530
	Credit Saison Co., Ltd.	20,700	567,129
	CSK Holdings Corp.	7,900	198,417
#	Culture Convenience Club Co., Ltd.	12,000	46,695
	Dai Nippon Printing Co., Ltd.	84,000	1,324,721
	Dai Nippon Screen Mfg. Co., Ltd.	28,000	123,728
#	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	192,132
#	Daibiru Corp.	9,000	83,863
	Daicel Chemical Industries, Ltd.	28,000	157,722
#	Daido Steel Co., Ltd.	37,000	260,995
	Daifuku Co., Ltd.	6,000	78,946
	Daihatsu Motor Co., Ltd.	36,000	381,825
#	Daiichi Chuo Kisen Kaisha	24,000	173,255
	Daiichi Sankyo Co, Ltd.	53,546	1,661,720
	Daikin Industries, Ltd.	39,000	1,754,902
#	Daikyo, Inc.	13,000	30,691
	Dainippon Ink & Chemicals, Inc.	94,000	341,962
#	Daio Paper Corp.	8,000	57,645
	Daito Trust Construction Co., Ltd.	9,800	531,653
	Daiwa House Industry Co., Ltd.	65,000	663,715
	Daiwa Securities Co., Ltd.	179,000	1,659,738
#	DCM Japan Holdings Co., Ltd.	14,000	74,137
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	74,000	247,265
	Denso Corp.	78,000	2,911,860
	Dentsu, Inc.	242	558,652
#	Disco Corp.	1,700	79,897
#	Don Quijote Co., Ltd.	4,200	67,268
	Dowa Holdings Co., Ltd.	32,000	223,210
	East Japan Railway Co.	512	4,109,497
#	Ebara Corp.	54,000	153,857
	Edion Corp.	11,800	116,038
	Eisai Co., Ltd.	36,600	1,319,958
	Electric Power Development Co., Ltd.	19,000	687,541
# *	Elpida Memory, Inc.	13,000	431,371
	Epson Toyocom Corp.	10,000	38,356
	Exedy Corp.	3,000	89,670
#	Ezaki Glico Co., Ltd.	10,000	107,452
#	FamilyMart Co., Ltd.	6,000	176,804
#	Fancl Corp.	5,100	66,904

14

	Fanuc, Ltd.	29,400	$2,740,928
#	Fast Retailing Co., Ltd.	10,200	753,499
	Fuji Electric Holdings Co., Ltd.	64,000	244,423
	Fuji Heavy Industries, Ltd.	68,000	296,648
#	Fuji Soft, Inc.	2,600	39,946
	FUJIFILM Holdings Corp.	71,200	2,669,855
	Fujikura, Ltd.	39,000	192,052
	Fujitsu, Ltd.	280,440	1,995,364
	Fukuoka Financial Group, Inc.	117,000	599,727
#	Fukuyama Transporting Co., Ltd.	11,000	40,263
	Funai Electric Co., Ltd.	2,500	70,559
	Furukawa Electric Co., Ltd.	70,000	246,513
	Futaba Industrial Co., Ltd.	4,400	106,600
	Glory, Ltd.	6,200	140,894
# *	GMO Internet, Inc.	2,000	9,615
	Goldcrest Co., Ltd.	1,600	43,352
#	Gulliver International Co., Ltd.	340	13,627
	Gunze, Ltd.	19,000	88,053
	H20 Retailing Corp.	13,000	93,450
	Hakuhodo Dy Holdings, Inc.	3,000	171,669
	Hamamatsu Photonics K.K.	9,400	284,563
	Hankyu Hanshin Holdings, Inc.	186,000	824,433
*	Haseko Corp.	126,500	190,794
	Heiwa Corp.	6,700	67,359
#	Hikari Tsushin, Inc.	3,800	115,097
	Hino Motors, Ltd.	53,000	375,481
	Hirose Electric Co., Ltd.	3,700	392,025
#	Hisamitsu Pharmaceutical Co., Inc.	5,000	159,443
	Hitachi Cable, Ltd.	18,000	80,475
	Hitachi Chemical Co., Ltd.	17,700	337,286
	Hitachi Construction Machinery Co., Ltd.	17,500	477,782
	Hitachi High-Technologies Corp.	12,700	247,569
	Hitachi Koki Co., Ltd.	11,000	153,672
#	Hitachi Kokusai Electric, Inc.	12,000	135,480
	Hitachi Maxell, Ltd.	3,700	40,519
	Hitachi Metals, Ltd.	25,000	349,560
	Hitachi Software Engineering Co., Ltd.	6,300	148,983
	Hitachi Transport System, Ltd.	11,000	134,608
# *	Hitachi Zosen Corp.	79,500	80,079
	Hitachi, Ltd.	359,000	2,601,250
	Hitachi, Ltd. Sponsored ADR	13,200	942,216
	Hokkaido Electric Power Co., Inc.	30,600	685,235
	Hokuhoku Financial Group, Inc.	171,000	483,494
	Hokuriku Electric Power Co., Inc.	29,900	665,824
	Honda Motor Co., Ltd.	167,600	5,116,045
	Honda Motor Co., Ltd. Sponsored ADR	61,700	1,888,020
	Horiba, Ltd.	4,000	131,035
	House Foods Corp.	14,800	225,207
	Hoya Corp.	61,200	1,552,824
	Ibiden Co., Ltd.	18,500	883,389
	IHI Corp.	152,000	297,631
	Iino Kaiun Kaisha, Ltd.	7,000	62,625
	INPEX Holdings, Inc.	120	1,348,712
	Isetan Co., Ltd.	22,900	272,046
	Isuzu Motors, Ltd.	223,000	1,015,484

15

#	ITO EN, Ltd.	5,600	$114,105
	ITO EN, Ltd.	1,679	24,044
	Itochu Corp.	220,000	2,316,679
	Itochu Techno-Solutions Corp.	4,200	117,506
#	Izumi Co., Ltd.	5,000	71,707
#	J Front Retailing Co., Ltd.	51,800	339,197
*	Japan Airlines System Corp.	252,000	621,789
#	Japan Airport Terminal Co., Ltd.	7,000	130,074
	Japan Aviation Electronics Industry, Ltd.	6,000	62,661
	Japan Petroleum Exploration Co., Ltd.	6,000	418,617
	Japan Tobacco, Inc.	649	3,278,391
	JFE Holdings, Inc.	87,600	3,903,261
#	JFE Shoji Holdings, Inc.	15,000	97,263
	JGC Corp.	33,000	535,146
#	Joint Corp.	5,200	67,121
	JS Group Corp.	33,740	573,813
	JSR Corp., Tokyo	22,000	482,848
	JTEKT Corp.	31,460	557,368
	Juroku Bank, Ltd.	40,000	207,526
#	Kagome Co., Ltd.	4,900	84,893
	Kajima Corp.	106,000	328,984
	Kamigumi Co., Ltd.	30,000	226,344
#	Kandenko Co., Ltd.	8,000	42,889
	Kaneka Corp.	37,000	257,417
	Kansai Electric Power Co., Inc.	112,200	2,745,104
	Kansai Paint Co., Ltd.	20,000	143,942
	Kao Corp.	76,000	2,339,874
	Kawasaki Heavy Industries, Ltd.	214,000	515,207
	Kawasaki Kisen Kaisha, Ltd.	79,000	801,377
	Kayaba Industry Co., Ltd.	16,000	65,278
	KDDI Corp.	372	2,260,095
	Keihin Corp.	4,100	66,159
#	Keihin Electric Express Railway Co., Ltd.	52,000	354,270
	Keio Corp.	68,000	384,958
	Keisei Electric Railway Co., Ltd.	39,000	204,098
	Keyence Corp.	4,820	1,124,655
#	Kikkoman Corp.	18,000	207,839
	Kinden Corp.	14,000	130,492
#	Kintetsu Corp.	249,280	835,075
	Kirin Holdings Co., Ltd.	101,000	1,694,982
#	Kobayashi Pharmaceutical Co., Ltd.	2,700	106,221
	Kobe Steel, Ltd.	355,000	1,106,857
#	Koei Co., Ltd.	3,640	59,776
	Koito Manufacturing Co., Ltd.	14,000	183,494
	Kokuyo Co., Ltd.	8,000	65,417
	Komatsu, Ltd.	136,600	3,470,255
	Komeri Co., Ltd.	4,000	93,693
	Komori Corp.	6,000	125,214
	Konami Co., Ltd.	8,600	284,770
	Konica Minolta Holdings, Inc.	94,500	1,338,796
	Kose Corp.	3,690	84,381
	Kubota Corp.	112,000	759,768
	Kubota Corp. Sponsored ADR	6,445	218,421
	Kuraray Co., Ltd.	44,000	524,866
	Kurita Water Industries, Ltd.	13,400	422,405

16

	K’s Holdings Corp.	5,280	$94,645
	Kyocera Corp.	20,700	1,693,387
	Kyocera Corp. Sponsored ADR	3,000	243,120
	Kyowa Hakko Kogyo Co., Ltd.	62,000	599,249
	Kyushu Electric Power Co., Inc.	69,000	1,738,511
	Lawson, Inc.	8,100	309,611
	Leopalace21 Corp.	15,000	306,502
	Lintec Corp.	4,000	61,172
#	Lion Corp.	19,000	90,487
	Mabuchi Motor Co., Ltd.	3,400	170,662
	Maeda Corp.	13,000	41,580
	Makino Milling Machine Co., Ltd.	11,000	78,242
	Makita Corp.	13,000	459,176
	Makita Corp. Sponsored ADR	1,630	57,865
	Marubeni Corp.	258,000	1,953,345
	MARUI GROUP CO., Ltd.	35,200	360,543
#	Maruichi Steel Tube, Ltd.	6,000	178,132
	Matsui Securities Co., Ltd.	9,700	64,415
	Matsushita Electric Industrial Co., Ltd.	235,188	4,953,388
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	49,600	1,040,112
	Matsushita Electric Works, Ltd.	79,000	784,186
	Mazda Motor Corp.	156,000	635,640
	Mediceo Paltac Holdings Co., Ltd.	23,600	399,967
	Meiji Dairies Corp.	21,000	120,372
#	Meiji Seika Kaisha, Ltd.	28,000	131,527
	Millea Holdings, Inc.	114,200	4,222,592
	Millea Holdings, Inc. ADR	9,582	360,804
	Minebea Co., Ltd.	31,000	198,586
	Miraca Holdings, Inc.	4,500	96,526
# *	Misawa Homes Co., Inc.	3,000	21,392
#	MISUMI Group, Inc.	10,000	159,589
	Mitsubishi Chemical Holdings Corp.	180,490	1,220,825
	Mitsubishi Corp.	192,300	5,867,166
	Mitsubishi Electric Corp.	297,000	2,720,358
	Mitsubishi Estate Co., Ltd.	181,000	4,411,058
	Mitsubishi Gas Chemical Co., Inc.	46,000	341,126
	Mitsubishi Heavy Industries, Ltd.	466,000	2,179,176
#	Mitsubishi Logistics Corp.	20,000	235,682
	Mitsubishi Materials Corp.	160,000	747,526
# *	Mitsubishi Motors Corp.	543,000	871,542
	Mitsubishi Rayon Co., Ltd.	66,000	225,454
	Mitsubishi Tanabe Pharma Corp.	122,000	1,393,000
	Mitsubishi UFJ Financial Group, Inc.	990,882	8,732,993
	Mitsubishi UFJ Financial Group, Inc. ADR	774,800	6,825,988
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	71,929
# *	Mitsubishi UFJ NICOS Co., Ltd.	67,000	184,558
	Mitsui & Co., Ltd.	237,000	5,154,142
	Mitsui & Co., Ltd. Sponsored ADR	1,933	864,708
	Mitsui Chemicals, Inc.	76,000	538,889
	Mitsui Engineering and Shipbuilding Co., Ltd.	119,000	362,582
	Mitsui Fudosan Co., Ltd.	131,000	2,659,820
	Mitsui Mining and Smelting Co., Ltd.	60,000	219,536
	Mitsui O.S.K. Lines, Ltd.	157,000	2,039,098
	Mitsui Sumitoma Insurance Co., Ltd.	163,790	1,721,086
#	Mitsukoshi, Ltd.	52,000	208,897

17

	Mitsumi Electric Co., Ltd.	11,200	$348,058
	Mizuho Financial Group, Inc.	1,541	6,372,106
	Mizuho Investors Securities Co., Ltd.	86,000	117,995
	Mizuho Trust & Banking Co., Ltd.	667,000	1,062,833
	Mochida Pharmaceutical Co., Ltd.	8,000	78,544
#	Modec, Inc.	1,900	62,061
#	Monex Beans Holdings, Inc.	292	165,503
	Mori Seiki Co., Ltd.	9,300	167,345
	Murata Manufacturing Co., Ltd.	31,300	1,695,325
	Musashino Bank, Ltd.	2,400	97,676
	Nabtesco Corp.	13,000	172,440
	Nagase & Co., Ltd.	10,000	101,912
	Nagoya Railroad Co., Ltd.	103,000	327,170
	Namco Bandai Holdings, Inc.	25,900	320,323
	NEC Corp.	426,000	1,834,683
	NEC Corp. Sponsored ADR	26,546	117,041
	NEC Fielding, Ltd.	2,700	30,726
#	Net One Systems Co., Ltd.	46	49,824
	NGK Insulators, Ltd.	41,000	931,025
#	NGK Spark Plug Co., Ltd.	20,000	312,640
	NHK Spring Co., Ltd.	23,000	178,798
	Nichicon Corp.	5,600	43,812
	Nichirei Corp.	48,000	237,806
	Nidec Corp.	11,000	724,777
	Nidec Corp. ADR	7,600	125,248
#	Nidec Sankyo Corp.	11,000	90,052
	Nifco, Inc.	4,000	85,949
	Nihon Parkerizing Co., Ltd.	5,000	69,692
#	Nihon Unisys, Ltd.	4,900	58,640
	Nikon Corp.	49,000	1,372,492
	Nintendo Co., Ltd.	16,200	8,065,911
	Nippon Electric Glass Co., Ltd.	42,500	616,177
	Nippon Express Co., Ltd.	95,000	506,775
#	Nippon Kayaku Co., Ltd.	31,000	184,923
	Nippon Light Metal Co., Ltd.	44,000	67,917
#	Nippon Meat Packers, Inc.	17,000	209,131
	Nippon Mining Holdings, Inc.	129,000	764,048
	Nippon Mitsubishi Oil Corp.	190,000	1,296,118
#	Nippon Paint Co., Ltd.	23,000	89,200
	Nippon Paper Group, Inc.	90	213,216
	Nippon Seiki Co., Ltd.	7,000	106,961
	Nippon Sheet Glass Co., Ltd.	97,000	453,530
	Nippon Shokubai Co., Ltd.	12,000	88,439
	Nippon Steel Corp.	867,000	4,561,461
	Nippon Suisan Kaisha, Ltd.	30,000	115,058
	Nippon Telegraph & Telephone Corp.	2,177	9,493,317
#	Nippon Yakin Kogyo Co., Ltd.	7,500	71,216
	Nippon Yusen KK	155,000	1,432,267
	Nipponkoa Insurance Co., Ltd.	88,000	712,516
	Nipro Corp.	5,000	95,707
# *	NIS Group Co., Ltd.	10,125	16,911
#	Nishimatsuya Chain Co., Ltd.	4,200	40,202
	Nishi-Nippon Bank, Ltd.	80,000	208,467
	Nishi-Nippon Railroad Co., Ltd.	26,000	95,204
	Nissan Chemical Industries, Ltd.	15,000	171,001

18

	Nissan Motor Co., Ltd.	437,600	$3,935,325
	Nissan Shatai Co., Ltd.	7,000	59,807
#	Nissay Dowa General Insurance Co., Ltd.	29,000	158,185
#	Nissha Printing Co., Ltd.	6,000	252,909
	Nisshin Seifun Group, Inc.	30,500	303,397
	Nisshin Steel Co., Ltd.	93,000	333,422
	Nisshinbo Industries, Inc.	22,000	230,586
#	Nissin Food Products Co., Ltd.	12,600	416,960
	Nissin Kogyo Co., Ltd.	4,600	81,549
	Nitto Denko Corp.	23,800	1,158,777
#	NOK Corp.	15,000	310,728
	Nomura Holdings, Inc. ADR	49,000	767,340
	Nomura Research Institute, Ltd.	19,500	555,381
	Nomura Securities Co., Ltd.	213,000	3,344,877
	NS Solutions Corp.	3,900	110,966
	NSK, Ltd.	54,000	462,947
	NTN Corp.	54,000	401,715
	NTT Data Corp.	303	1,417,920
	NTT DoCoMo, Inc.	6,017	8,815,326
	Obayashi Corp.	82,000	392,240
	Obic Co., Ltd.	1,000	184,607
#	Odakyu Electric Railway Co., Ltd.	77,000	503,501
	Oji Paper Co., Ltd.	98,000	411,933
	Okasan Holdings, Inc.	27,000	150,369
# *	Oki Electric Industry Co., Ltd.	78,000	139,349
	OKUMA Corp.	22,000	209,216
#	Okumura Corp.	16,000	68,417
	Olympus Corp.	28,000	819,885
#	OMC Card, Inc.	8,000	37,009
	Omron Corp.	27,600	612,541
	Ono Pharmaceutical Co., Ltd.	11,800	595,738
#	Onward Holdings Co., Ltd.	18,000	175,330
#	Oracle Corp. Japan	17,500	771,366
	Oriental Land Co., Ltd.	9,400	547,634
	Osaka Gas Co., Ltd.	306,000	1,227,779
#	Osaka Titanium Technologies Co., Ltd.	3,600	239,133
#	OSG Corp.	12,000	118,700
	Otsuka Corp.	2,800	220,062
#	Pacific Metals Co., Ltd.	19,000	227,010
	PanaHome Corp.	21,000	134,692
#	Paris Miki, Inc.	1,900	26,067
#	Park24 Co., Ltd.	12,800	108,816
#	Pioneer Electronic Corp.	19,300	202,781
	Promise Co., Ltd.	6,500	217,318
	Q.P. Corp.	8,900	88,502
#	Rengo Co., Ltd.	17,000	91,906
#	Resona Holdings, Inc.	1,412	2,283,930
	Resorttrust, Inc.	3,600	54,572
	RICOH Co., Ltd.	100,000	1,606,013
#	Right On Co., Ltd.	1,600	14,038
#	Rinnai Corp.	3,000	92,777
	Rohm Co., Ltd.	13,600	991,923
#	Round One Corp.	32	36,678
	Ryobi, Ltd.	11,000	45,968
#	Ryohin Keikaku Co., Ltd.	3,400	180,739

19

#	Ryoshoku, Ltd.	2,600	$52,790
	Sagami Railway Co., Ltd.	27,000	104,087
	Sankyo Co., Ltd.	8,700	464,912
#	Sankyu, Inc., Tokyo	26,000	124,036
	Santen Pharmaceutical Co., Ltd.	10,100	256,027
	Sanwa Holdings Corp.	28,000	135,917
*	Sanyo Electric Co., Ltd.	290,000	612,191
#	Sanyo Special Steel Co., Ltd.	16,000	96,878
	Sapporo Hokuyo Holdings, Inc.	42	327,883
#	Sapporo Holdings, Ltd.	46,000	346,807
	Secom Co., Ltd.	30,300	1,527,998
#	Sega Sammy Holdings, Inc.	24,048	265,325
	Seiko Epson Corp.	17,700	451,764
	Seino Holdings Co., Ltd.	14,000	92,792
	Sekisui Chemical Co., Ltd.	56,000	392,791
	Sekisui House, Ltd.	62,000	641,479
#	Seven & I Holdings Co., Ltd.	130,576	3,246,807
	Sharp Corp., Osaka	146,000	2,656,845
	Shiga Bank, Ltd.	19,000	121,636
	Shikoku Bank, Ltd.	14,000	51,445
	Shikoku Electric Power Co., Inc.	23,200	668,706
	Shima Seiki Manufacturing Co., Ltd.	4,000	174,348
#	Shimachu Co., Ltd.	4,600	118,916
#	Shimadzu Corp.	33,000	309,473
#	Shimamura Co., Ltd.	2,400	174,024
	Shimano, Inc.	7,700	321,332
	Shimizu Corp.	74,000	354,037
	Shin-Etsu Chemical Co., Ltd.	61,300	3,308,139
	Shinko Electric Industries Co., Ltd.	6,000	85,610
	Shinko Securities Co., Ltd.	64,000	219,647
	Shinsei Bank, Ltd.	31,000	125,499
	Shionogi & Co., Ltd.	47,000	805,729
#	Shiseido Co., Ltd.	47,000	1,071,079
	Shizuoka Bank, Ltd.	70,000	739,097
	Showa Corp.	4,300	37,937
	Showa Denko KK	180,000	640,496
	Showa Shell Sekiyu K.K.	35,100	356,098
	SMC Corp.	8,400	895,612
#	Softbank Corp.	106,900	2,082,805
	Sohgo Security Services Co., Ltd.	13,600	188,062
	Sojitz Corp.	126,300	473,439
	Sompo Japan Insurance, Inc.	109,000	1,010,879
	Sony Corp.	106,300	5,021,954
	Sony Corp. Sponsored ADR	39,600	1,869,516
	Square Enix Co., Ltd.	9,500	317,136
	Stanley Electric Co., Ltd.	19,300	407,808
#	Star Micronics Co., Ltd.	4,000	63,813
#	Sugi Pharmacy Co., Ltd.	6,600	177,502
	Sumco Techxiv Corp.	2,100	48,626
#	Sumisho Computer Systems Corp.	1,600	30,098
#	Sumitomo Bakelite Co., Ltd.	27,000	148,031
	Sumitomo Chemical Co., Ltd.	248,000	1,716,737
	Sumitomo Corp.	153,800	2,211,828
	Sumitomo Electric Industries, Ltd.	109,000	1,612,984
	Sumitomo Forestry Co., Ltd.	18,000	141,078

20

	Sumitomo Heavy Industries, Ltd.	73,000	$582,208
	Sumitomo Metal Industries, Ltd., Osaka	593,000	2,511,993
	Sumitomo Metal Mining Co., Ltd.	75,000	1,577,851
	Sumitomo Mitsui Financial Group, Inc.	996	7,196,964
#	Sumitomo Real Estate Sales Co., Ltd.	2,800	118,061
	Sumitomo Realty & Development Co., Ltd.	56,000	955,699
	Sumitomo Rubber Industries, Ltd.	16,000	123,299
	Sumitomo Trust & Banking Co., Ltd.	177,000	1,192,326
	Sumitomo Warehouse Co., Ltd.	26,000	125,404
#	Sundrug Co., Ltd.	3,000	75,752
	Suruga Bank, Ltd.	27,000	299,786
	Suzuken Co., Ltd.	6,980	251,424
	Suzuki Motor Corp.	53,500	1,445,028
	Sysmex Corp.	5,200	210,810
	T&D Holdings, Inc.	33,900	1,733,339
#	Tadano, Ltd.	11,000	108,891
	Taiheiyo Cement Corp.	108,000	251,760
	Taisei Corp.	116,000	305,842
	Taisho Pharmaceutical Co., Ltd.	30,000	611,351
	Taiyo Nippon Sanso Corp.	33,000	294,148
	Taiyo Yuden Co., Ltd.	13,000	141,568
	Takara Holdings, Inc.	14,000	84,946
#	Takashimaya Co., Ltd.	34,000	375,499
	Takeda Pharmaceutical Co., Ltd.	137,900	7,694,686
	TDK Corp.	14,200	1,009,375
#	TDK Corp. Sponsored ADR	1,900	133,361
	Teijin, Ltd.	119,000	461,072
	Terumo Corp.	23,300	1,265,128
	The 77 Bank, Ltd.	44,000	259,334
	The Aichi Bank, Ltd.	700	55,159
	The Awa Bank, Ltd.	18,000	97,416
	The Bank of Iwate, Ltd.	1,500	92,311
	The Bank of Kyoto, Ltd.	33,000	380,901
	The Bank of Nagoya, Ltd.	15,000	86,055
	The Chiba Bank, Ltd.	117,000	744,121
	The Chugoku Bank, Ltd.	23,000	311,301
	The Chugoku Electric Power Co., Ltd.	37,700	793,419
# *	The Daiei, Inc.	3,500	22,242
	The Daishi Bank, Ltd.	28,000	106,136
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	112,671
# *	The Goodwill Group, Inc.	248	43,696
	The Gunma Bank, Ltd.	59,000	401,254
	The Hachijuni Bank, Ltd.	42,000	276,022
	The Higo Bank, Ltd.	18,000	104,827
	The Hiroshima Bank, Ltd.	62,000	305,318
	The Hokkoku Bank, Ltd.	22,000	98,125
	The Hyakugo Bank, Ltd.	19,000	107,870
	The Hyakujishi Bank, Ltd.	23,000	112,822
#	The Iyo Bank, Ltd.	31,000	303,113
	The Japan Steel Works, Ltd.	46,000	747,538
	The Joyo Bank, Ltd.	79,000	395,952
	The Kagoshima Bank, Ltd.	13,000	90,225
#	The Keiyo Bank, Ltd.	21,000	118,096
	The Minato Bank, Ltd.	10,000	19,018
	The Nanto Bank, Ltd.	20,000	88,762

21

	The Nisshin Oillio Group, Ltd.	10,000	$32,598
	The Ogaki Kyoritsu Bank, Ltd.	18,000	99,117
#	The Oita Bank, Ltd.	9,000	57,695
	The San-in Godo Bank, Ltd.	14,000	113,391
	THK Co., Ltd.	15,200	287,010
#	TIS, Inc.	3,700	67,681
	Toagosei Co., Ltd.	15,000	51,307
#	Tobu Railway Co., Ltd.	98,000	468,548
#	Toda Corp.	19,000	82,632
	Toho Bank, Ltd.	14,000	56,258
#	Toho Co., Ltd.	16,500	382,148
#	Toho Gas Co., Ltd.	75,000	394,023
#	Toho Titanium Co., Ltd.	4,000	113,638
#	Toho Zinc Co., Ltd.	14,000	92,874
	Tohuku Electric Power Co., Inc.	77,600	1,780,506
#	Tokai Carbon Co., Ltd.	18,000	153,330
	Tokai Rika Co., Ltd.	8,000	230,021
#	Tokai Rubber Industries, Ltd.	10,000	156,901
	Tokai Tokyo Securities Co., Ltd.	20,000	83,263
	Tokuyama Corp.	28,000	208,513
	Tokyo Electric Power Co., Ltd	184,600	4,742,756
	Tokyo Electron, Ltd.	23,100	1,431,786
	Tokyo Gas Co., Ltd.	319,000	1,430,963
#	Tokyo Leasing Co., Ltd.	2,000	21,111
	Tokyo Steel Manufacturing Co., Ltd.	10,100	120,739
	Tokyo Style Co., Ltd.	7,000	66,397
	Tokyo Tatemono Co., Ltd.	43,000	291,382
	Tokyo Tomin Bank, Ltd.	3,000	67,151
#	Tokyu Construction Co., Ltd.	6,190	18,673
	Tokyu Corp.	138,000	799,297
	Tokyu Land Corp.	54,000	363,964
#	TonenGeneral Sekiyu KK	37,000	351,258
#	Topcon Corp.	6,000	51,486
	Toppan Forms Co., Ltd.	3,500	37,267
	Toppan Printing Co., Ltd.	68,000	742,795
	Toray Industries, Inc.	180,000	1,112,836
	Toshiba Corp.	454,000	3,405,334
	Toshiba Machine Co., Ltd.	9,000	68,722
	Toshiba TEC Corp.	11,000	68,987
	Tosoh Corp.	75,000	268,236
#	TOTO, Ltd.	25,000	210,531
# *	Toyama Chemicals Co., Ltd.	24,000	196,654
	Toyo Ink Manufacturing Co., Ltd.	13,000	45,184
	Toyo Seikan Kaisha, Ltd.	21,300	373,543
	Toyo Suisan Kaisha, Ltd.	17,000	277,093
	Toyo Tire & Rubber Co., Ltd.	13,000	35,851
	Toyobo Co., Ltd.	77,000	156,425
	Toyoda Gosei Co., Ltd.	10,100	365,413
	Toyota Auto Body Co., Ltd.	7,500	132,463
	Toyota Motor Corp. Sponsored ADR	39,900	4,331,145
	Toyota Motor Credit Corp.	323,900	17,603,204
	Toyota Tsusho Corp.	27,381	695,105
#	Trans Cosmos, Inc.	2,000	25,503
	Trend Micro, Inc.	24,500	844,045
	Trend Micro, Inc. Sponsored ADR	777	27,168

22

	Tsubakimoto Chain Co.	12,000	$75,118
	Tsumura & Co.	9,000	185,580
	TV Asahi Corp.	97	140,263
	Ube Industries, Ltd.	109,000	335,009
#	Ulvac, Inc.	4,000	169,567
#	Uni-Charm Corp.	4,600	336,178
	Uniden Corp.	5,000	31,071
	UNY Co., Ltd.	22,000	175,207
	Urban Corp.	23,000	149,321
#	Ushio, Inc.	14,000	291,479
	USS Co., Ltd.	3,260	199,728
*	Victor Co. of Japan, Ltd.	16,000	29,779
#	Wacoal Corp.	10,000	150,861
	West Japan Railway Co.	233	1,065,971
	Xebio Co., Ltd.	2,550	53,699
	Yahoo! Japan Corp.	6,000	2,667,622
	Yakult Honsha Co., Ltd.	12,000	335,691
#	Yamada Denki Co., Ltd.	12,200	1,066,933
	Yamaguchi Financial Group, Inc.	34,000	375,918
	Yamaha Corp.	29,400	577,453
	Yamaha Motor Co., Ltd.	30,100	598,306
	Yamanashi Chuo Bank, Ltd.	14,000	80,529
	Yamatake Corp.	13,500	341,813
	Yamato Kogyo Co., Ltd.	8,000	336,655
	Yamato Transport Co., Ltd.	58,000	847,680
#	Yamazaki Baking Co., Ltd.	12,000	116,755
	Yaskawa Electric Corp.	17,000	187,057
#	Yokogawa Electric Corp.	27,000	280,622
	Yokohama Rubber Co., Ltd.	26,000	133,779
#	Yoshinoya Holdings Co., Ltd.	35	58,383
#	Zenrin Co., Ltd.	2,800	67,617
#	Zensho Co., Ltd.	14,000	97,288
	Zeon Corp.	23,000	112,061
TOTAL COMMON STOCKS			415,449,920

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	24,000	—

TOTAL — JAPAN			415,449,920

NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
	Aegon NV	150,762	2,251,533
	Akzo Nobel NV	26,573	1,948,532
	Akzo Nobel NV Sponsor ADR	1,996	147,567
	ArcelorMittal	129,106	9,917,661
	ASML Holding NV	41,537	997,450
	Boskalis Westminster CVA	6,589	363,799
*	Fugro NV	5,382	406,033
#	Hagemeyer NV	142,542	1,038,791
	Heineken Holding NV	40,723	2,070,413
	Heineken NV	77,252	4,357,026
	Hunter Douglas NV	5,232	303,799
	ING Groep NV	219,463	7,293,091

23

	James Hardie Industries NV Sponsored ADR	500	$13,770
*	Koninklijke Ahold NV	122,273	1,606,831
*	Koninklijke Ahold NV ADR	8,320	110,265
	Koninklijke Bam Groep NV	10,015	219,620
	Koninklijke DSM NV	22,244	978,873
	Koninklijke KPN NV	241,808	4,564,853
	Koninklijke Philips Electronics NV	138,607	5,407,673
	Koninklijke Vopak NV	1,296	67,486
#	Randstad Holdings NV	20,298	771,122
	Reed Elsevier NV	58,115	1,079,659
	Reed Elsevier NV Sponsored ADR	2,943	109,185
	Royal Dutch Shell P.L.C. Series A	422,155	15,095,991
	SBM Offshore NV	13,580	437,804
	Sns Reaal	9,468	199,479
	TNT NV	57,222	2,253,531
*	TomTom NV	10,600	496,745
	Unilever NV	209,220	6,469,307
	Vedior NV	15,338	384,173
	Wolters Kluwer NV	27,979	723,661
TOTAL COMMON STOCKS			72,085,723

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Coupon	422,155	—

TOTAL — NETHERLANDS			72,085,723

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	32,352	42,940
	Auckland International Airport, Ltd.	95,556	187,847
	Contact Energy, Ltd.	47,343	296,741
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	46,163
	Fletcher Building, Ltd.	46,167	351,556
	New Zealand Refining Co., Ltd.	15,823	94,728
	Sky City Entertainment Group, Ltd.	42,177	132,996
	Sky Network Television, Ltd.	35,044	139,981
#	Telecom Corp. of New Zealand, Ltd.	204,475	627,401
	Tower, Ltd.	23,493	38,414
#	Trustpower, Ltd.	21,162	126,894
	Warehouse Group, Ltd.	14,200	67,282

TOTAL — NEW ZEALAND			2,152,943

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	Aker Kvaerner ASA	27,235	647,053
	Aker Yards ASA	10,000	88,810
	Bonheur ASA	4,700	214,566
# *	Det Norske Oljeselskap ASA	146,000	188,674
	DNB Nor ASA Series A	120,000	1,755,312
#	Fred Olsen Energy ASA	5,500	308,581
	Norsk Hydro ASA	84,500	1,193,744
#	Norsk Hydro ASA Sponsored ADR	11,200	160,391
#	Norske Skogindustrier ASA Series A	20,085	101,160

24

	Odfjell ASA Series A	3,400	$52,203
	Orkla ASA	132,355	1,645,307
	Petroleum Geo Services ASA	26,350	632,091
#	Prosafe ASA	34,100	584,086
*	Renewable Energy Corp. ASA	28,150	688,486
	Schibsted ASA	8,300	261,180
# *	Sevan Marine ASA	15,200	193,277
	Statoil Hydro ASA	171,556	5,227,536
	StatoilHydro ASA Sponsored ADR	9,656	294,894
	Storebrand ASA	51,600	399,170
	Tandberg ASA Series A	20,000	292,248
*	TGS Nopec Geophysical Co. ASA	11,100	163,895
	Wilh. Wilhelmsen ASA	2,900	104,427
	Yara International ASA	24,800	1,384,742

TOTAL — NORWAY			16,581,833

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
#	Banco BPI SA	44,098	211,152
#	Banco Comercial Portugues SA	261,501	753,333
	Banco Espirito Santo SA	32,266	581,614
#	Brisa SA	43,435	654,459
#	Cimpor Cimentos de Portugal SA	34,848	290,644
	Energias de Portugal SA	256,921	1,502,410
	Jeronimo Martins SGPS SA	26,359	194,047
	Portugal Telecom SA	99,928	1,275,446
*	Sonae Capital SGPS SA	13,615	31,212
	Sonae SGPS SA	108,923	197,969
#	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	26,894	333,504

TOTAL — PORTUGAL			6,025,790

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	121,500	109,196
#	Ascott Group, Ltd.	174,000	212,945
	Asia Pacific Breweries, Ltd.	14,000	133,319
	Capitaland, Ltd.	229,500	1,013,942
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	57,756
	City Developments, Ltd.	60,000	503,566
	Comfortdelgro Corp., Ltd.	215,000	240,465
	Cosco Corp. (Singapore), Ltd.	132,000	374,483
	DBS Group Holdings, Ltd.	172,000	2,094,043
	Fraser & Neave, Ltd.	96,500	332,302
#	Guocoland, Ltd.	25,000	74,274
	Hartford Education Corp., Ltd.	7,666	1,251
	Hotel Properties, Ltd.	20,900	47,483
	Hyflux, Ltd.	15,000	34,933
	Jardine Cycle & Carriage, Ltd.	18,853	284,136
	Keppel Corp., Ltd.	147,000	1,107,665
#	Keppel Land, Ltd.	34,000	141,262
	Keppel Telecommunications and Transportation, Ltd.	54,000	187,516
	K-REIT Asia	6,800	7,994

25

	MobileOne, Ltd.	37,260	$53,281
	Neptune Orient Lines, Ltd.	47,000	102,712
	Olam International, Ltd.	64,000	116,440
	Overseas Chinese Banking Corp., Ltd.	380,320	2,051,651
	Parkway Holdings, Ltd.	102,900	222,527
	Raffles Education Corp., Ltd.	92,000	172,269
	SembCorp Industries, Ltd.	152,320	512,151
	SembCorp Marine, Ltd.	148,000	379,029
	Singapore Airlines, Ltd.	79,400	861,246
	Singapore Land, Ltd.	11,000	54,841
	Singapore Petroleum Co., Ltd.	11,000	53,766
	Singapore Post, Ltd.	102,000	80,908
	Singapore Press Holdings, Ltd.	175,000	545,315
	Singapore Technologies Engineering, Ltd.	174,000	420,722
	Singapore Telecommunications, Ltd.	1,298,650	3,513,817
	SMRT Corp., Ltd.	59,000	73,516
	Starhub, Ltd.	70,730	152,061
	United Industrial Corp., Ltd.	88,000	186,534
	United Overseas Bank, Ltd.	177,900	2,255,662
	UOL Group, Ltd.	51,500	140,788
	Venture Corp., Ltd.	29,000	209,095
	Wheelock Properties (S), Ltd.	69,000	92,272

TOTAL — SINGAPORE			19,209,134

SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
#	Abengoa SA	4,016	137,222
#	Abertis Infraestructuras SA	48,832	1,540,993
	Acciona SA	5,051	1,283,140
	Acerinox SA	24,552	616,046
	Actividades de Construccion y Servicios SA	27,066	1,382,361
#	Antena 3 de Television SA	9,752	134,230
	Banco Bilbao Vizcaya SA	48,730	1,004,709
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	479,500	9,834,545
	Banco de Andalucia SA	655	55,876
#	Banco de Sabadell SA	135,716	1,250,130
#	Banco de Valencia SA	9,293	492,783
#	Banco Espanol de Credito SA	52,035	890,481
	Banco Pastor SA	15,098	226,348
#	Banco Popular Espanol SA	117,673	1,842,840
	Banco Santander Central Hispano SA	566,687	10,126,377
	Banco Santander SA Sponsored ADR	315,532	5,610,159
	Bankinter SA	33,870	499,787
	Cementos Portland Valderrivas SA	1,338	127,565
#	Cia Espanola de Petroleous SA	25,371	2,633,569
#	Cintra Concesiones de Infraestructuras de Transporte SA	28,818	457,072
	Compania de Distribucion Integral Logista SA	3,181	253,454
	Ebro Puleva SA	8,097	152,285
	Enagas SA	24,094	724,706
#	Fomento de Construcciones y Contratas SA	11,974	721,995
	Gamesa Corporacion Tecnologica SA	20,156	820,990
	Gas Natural SDG SA	43,183	2,616,598
#	Gestevision Telecinco SA	14,732	313,530
*	Grifols SA	14,273	326,451

26

	Grupo Catalana Occidente SA	9,167	$306,245
#	Grupo Ferrovial SA	11,821	773,592
	Iberdrola SA	540,171	7,801,546
	Iberia Lineas Aereas de Espana SA	65,471	235,094
	Indra Sistemas SA	17,124	475,909
	Industria de Diseno Textil SA	60,827	3,135,836
	Mapfre SA	76,680	345,746
	Obrascon Huarte Lain SA	6,034	201,936
#	Promotora de Informaciones SA	17,174	238,754
	Red Electrica de Espana SA	15,803	985,938
#	Repsol YPF SA	87,508	3,018,717
	Repsol YPF SA Sponsored ADR	26,700	921,417
#	Sacyr Vallehermoso SA	21,707	658,477
*	Sogecable SA	6,296	264,144
	Sol Melia SA	8,400	126,060
	Telefonica SA	405,073	11,721,360
	Telefonica SA Sponsored ADR	63,100	5,473,294
	Union Fenosa SA	19,200	1,265,065
#	Zardoya Otis SA	21,892	545,327

TOTAL — SPAIN			84,570,699

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
	Alfa Laval AB	13,350	716,874
	Assa Abloy AB Series B	37,900	678,650
	Atlas Copco AB Series A	113,100	1,757,767
	Atlas Copco AB Series B	62,000	881,569
	Axfood AB	5,100	177,526
	Boliden AB	42,100	481,429
	Castellum AB	14,800	181,026
	Electrolux AB Series B	33,400	535,907
	Elekta AB Series B	5,000	91,245
	Eniro AB	23,112	174,079
	Fabege AB	15,070	164,896
	Getinge AB	22,800	579,911
	Hennes & Mauritz AB Series B	91,675	5,141,880
*	Hexagon AB Sereis A	19,900	406,815
#	Holmen AB Series B	6,000	206,211
*	Husqvarna AB Series A	8,400	91,807
#	Husqvarna AB Series B	28,000	304,628
	JM AB	8,860	188,952
# *	Lundin Petroleum AB	43,200	562,563
	Meda AB Series A	16,600	169,794
	Modern Times Group AB Series B	6,100	398,683
	NCC AB Series B	7,400	194,470
	Nordea Bank AB	316,648	4,761,260
*	Peab Industri AB	4,400	43,199
	Sandvik AB	125,800	2,121,237
	Scania AB Series A	16,000	438,043
	Scania AB Series B	50,400	1,215,919
	Securitas AB Series B	36,700	441,628
	Skandinaviska Enskilda Banken AB Series A	60,900	1,517,292
	Skanska AB Series B	45,800	882,537
	SKF AB Series A	9,200	168,484

27

	SKF AB Series B	49,900	$917,748
	SSAB Svenskt Stal AB Series A	29,500	826,006
	SSAB Svenskt Stal AB Series B	14,200	360,693
	Svenska Cellulosa AB Series B	79,600	1,306,611
	Svenska Handelsbanken AB Series A	67,400	1,877,686
*	Swedbank AB Series A	51,500	1,391,935
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	738,819
	Tele2 AB Series B	45,550	800,621
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	3,246,062
	Telefonaktiebolaget LM Erricson Sponsored ADR	32,200	692,300
	TeliaSonera AB	555,400	4,424,717
	Trelleborg AB Series B	8,800	157,520
	Volvo AB Series A	73,300	1,083,245
	Volvo AB Series B	149,700	2,222,463
	Volvo AB Sponsored ADR	14,500	218,108
TOTAL COMMON STOCKS			45,940,815

RIGHTS/WARRANTS — (0.0%)
*	Getinge AB Rights 03/14/08	22,800	8,782

TOTAL — SWEDEN			45,949,597

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
	ABB, Ltd.	190,743	4,752,230
	ABB, Ltd. Sponsored ADR	109,400	2,739,376
# *	Actelion, Ltd.	5,062	263,865
	Adecco SA	18,801	983,810
	Baloise-Holding AG	8,066	727,462
	Banque Cantonale Vaudoise	422	217,983
	Barry Callebaut AG	267	228,420
	BKW FMB Energie AG	5,560	678,764
	Ciba Specialty Chemicals AG	6,841	273,644
	Compagnie Financiere Richemont AG Series A	70,429	4,077,043
	Credit Suisse Group	134,647	6,620,063
	Credit Suisse Group Sponsored ADR	18,000	880,560
*	Efg International	5,534	185,915
	Ems-Chemie Holding AG	1,427	210,046
	Geberit AG	4,959	729,578
	Givaudan SA	798	800,115
	Holcim, Ltd.	28,269	2,882,708
	Julius Baer Holdings, Ltd. AG	28,969	2,138,691
#	Kuehne & Nagel International AG	15,160	1,468,956
	Lindt & Spruengli AG	12	426,430
*	Logitech International SA	23,870	611,073
	Lonza Group AG	6,086	801,801
	Nestle SA	59,091	28,203,447
	Nobel Biocare Holding AG	2,137	516,820
#	Novartis AG	239,486	11,828,882
	Novartis AG ADR	102,700	5,047,705
# *	Oerlikon Corp.	1,608	519,212
*	Panalpina Welttransport Holding AG	2,364	396,663
	Roche Holding AG Bearer	23,956	5,192,421
	Roche Holding AG Genusschein	104,267	20,447,646

28

	Schindler Holding AG	18,450	$1,251,097
	SGS SA	933	1,253,142
	Sika AG	278	514,277
	Sonova Holding AG	10,755	1,019,198
	Straumann Holding AG	1,836	538,970
	Sulzer AG	441	506,242
#	Swatch Group AG	4,325	1,269,495
	Swiss Life Holding	4,493	1,126,230
#	Swiss Re	48,766	3,908,764
	Swisscom AG	10,343	3,933,827
	Syngenta AG	9,259	2,662,049
	Syngenta AG ADR	23,500	1,347,020
	The Swatch Group AG	18,164	1,034,628
	UBS AG	219,630	7,166,213
	UBS AG ADR	23,661	765,197
	Vontobel Holdings AG	4,110	145,325
	Zurich Financial SVCS AG	20,231	6,324,436

TOTAL — SWITZERLAND			139,617,439

UNITED KINGDOM — (18.1%)
COMMON STOCKS — (18.1%)
	Admiral Group P.L.C.	28,290	565,785
	Aegis Group P.L.C.	93,242	205,967
#	Alliance & Leicester P.L.C.	46,652	517,398
	Amec P.L.C.	51,503	785,645
	Amlin P.L.C.	60,463	330,494
	Anglo American P.L.C.	211,678	13,435,875
	Antofagasta P.L.C.	193,550	3,084,851
	ARM Holdings P.L.C.	139,465	249,380
	Arriva P.L.C.	25,545	343,942
	Associated British Foods P.L.C.	158,357	2,653,433
	AstraZeneca P.L.C.	170,638	6,377,984
	AstraZeneca P.L.C. Sponsored ADR	39,600	1,490,148
*	Autonomy Corp. P.L.C.	22,704	422,321
	Aviva P.L.C.	375,659	4,527,965
	BAE Systems P.L.C.	504,429	4,801,642
	Balfour Beatty P.L.C.	38,213	335,304
	Barclays P.L.C.	720,934	6,756,798
	Barclays P.L.C. Sponsored ADR	62,200	2,336,854
	Barratt Developments P.L.C.	38,546	311,857
	BG Group P.L.C.	434,325	10,237,459
	BG Group P.L.C. Sponsored ADR	12,500	1,481,967
	BHP Billiton P.L.C.	264,333	8,456,028
	BHP Billiton P.L.C. ADR	41,000	2,636,300
	BP P.L.C.	2,255,040	24,319,931
	BP P.L.C. Sponsored ADR	92,200	5,981,014
#	Bradford & Bingley P.L.C.	76,093	335,059
	Brambles, Ltd.	71,029	679,931
*	British Airways P.L.C.	184,946	937,500
	British American Tobacco P.L.C.	273,139	10,241,803
	British Energy Group P.L.C.	149,393	1,664,257
	British Sky Broadcasting Group P.L.C.	272,457	3,057,133
	BT Group P.L.C.	917,068	4,127,136
	BT Group P.L.C. Sponsored ADR	30,702	1,389,880

29

	Bunzl P.L.C.	39,550	$543,538
	Burberry Group P.L.C.	69,741	579,131
	Cable and Wireless P.L.C.	334,935	1,170,217
	Cadbury Schweppes P.L.C.	216,640	2,411,453
	Cadbury Schweppes P.L.C. Sponsored ADR	20,200	905,970
*	Cairn Energy P.L.C.	18,862	1,011,974
	Capita Group PLC	83,976	1,088,103
	Carnival P.L.C.	21,630	854,419
	Carnival P.L.C. ADR	6,800	267,716
#	Carphone Warehouse Group P.L.C.	182,534	1,106,092
	Centrica P.L.C.	529,509	3,380,758
*	Charter P.L.C.	41,760	680,714
	Cobham P.L.C.	121,998	438,887
	Compass Group P.L.C.	273,560	1,763,274
	Daily Mail & General Trust P.L.C. Series A	35,202	325,449
	Diageo P.L.C.	314,077	6,418,111
	Diageo P.L.C. Sponsored ADR	8,500	697,850
	Drax Group P.L.C.	61,484	705,077
	DSG International P.L.C.	217,103	271,388
*	easyJet P.L.C.	47,520	383,148
	Emap P.L.C.	28,081	512,643
	Enterprise Inns P.L.C.	71,034	583,195
	Experian Group, Ltd.	134,549	1,131,076
	Fiberweb P.L.C.	11,225	14,854
	Firstgroup P.L.C.	59,437	678,584
	Friends Provident P.L.C.	209,193	550,919
	G4S P.L.C.	192,526	830,299
	GKN P.L.C.	93,510	487,260
	GlaxoSmithKline P.L.C.	629,019	13,730,577
	GlaxoSmithKline P.L.C. Sponsored ADR	99,793	4,381,911
	Hays P.L.C.	199,150	428,158
	HBOS P.L.C.	534,085	6,346,516
	Home Retail Group	106,022	541,566
	HSBC Holdings P.L.C.	1,242,796	18,787,746
	HSBC Holdings P.L.C. Sponsored ADR	87,600	6,591,900
	ICAP P.L.C.	64,402	801,898
	IMI P.L.C.	45,074	344,894
	Imperial Tobacco Group P.L.C.	72,542	3,358,129
	Imperial Tobacco Group P.L.C. ADR	14,200	1,312,790
	Inchcape P.L.C.	54,837	423,725
	Informa P.L.C.	51,377	350,377
	Inmarsat P.L.C.	67,402	658,295
	Intercontinental Hotels Group P.L.C.	33,398	508,319
	International Power P.L.C.	226,874	1,704,462
	Intertek Group P.L.C.	14,739	261,450
*	Invensys P.L.C.	158,812	803,337
	Investec P.L.C.	92,331	671,105
	ITV P.L.C.	488,162	645,237
	John Wood Group P.L.C.	52,188	426,450
	Johnson Matthey P.L.C.	29,167	1,121,317
	Kazakhmys P.L.C.	65,703	2,001,354
	Kesa Electricals P.L.C.	47,659	201,343
	Kingfisher P.L.C.	278,439	718,761
	Ladbrokes P.L.C.	71,647	430,231
	Legal and General Group P.L.C.	905,060	2,226,725

30

	Lloyds TSB Group P.L.C.	628,751	$5,619,938
	Lloyds TSB Group P.L.C. Sponsored ADR	50,500	1,808,910
	LogicaCMG P.L.C.	178,255	327,429
	London Stock Exchange Group P.L.C.	27,801	745,527
	Lonmin P.L.C.	23,134	1,509,338
	Man Group P.L.C.	645,408	6,611,051
	Marks & Spencer Group P.L.C.	224,848	1,782,339
	Meggitt P.L.C.	74,684	411,794
	Millennium and Copthorne Hotels P.L.C.	15,011	119,724
	Mitchells & Butlers P.L.C.	42,548	374,365
	Mondi P.L.C.	45,856	353,725
	National Express Group P.L.C.	15,806	353,608
	National Grid P.L.C.	297,760	4,317,467
	National Grid P.L.C. Sponsored ADR	18,000	1,306,800
	Next P.L.C.	27,575	699,351
	Northumbrian Water Group P.L.C.	66,232	459,030
	Old Mutual P.L.C.	1,228,065	3,033,401
	Pearson P.L.C.	84,821	1,115,435
	Pearson P.L.C. Sponsored ADR	23,800	315,112
	Pennon Group P.L.C.	45,679	578,359
	Persimmon P.L.C.	34,876	506,718
	Premier Foods P.L.C.	94,370	171,149
	Prudential P.L.C.	249,777	2,996,900
#	Prudential P.L.C. ADR	43,800	1,059,084
	Punch Taverns P.L.C.	31,023	394,888
	Reckitt Benckiser Group P.L.C.	87,463	4,717,842
	Reed Elsevier P.L.C.	104,748	1,318,346
	Reed Elsevier P.L.C. Sponsored ADR	5,886	294,653
	Rentokil Initial P.L.C.	211,528	348,420
	Resolution P.L.C.	72,077	986,909
	Reuters Group P.L.C.	136,336	1,610,127
	Reuters Group P.L.C. Sponsored ADR	1,800	127,530
	Rexam P.L.C.	95,761	833,646
	Rio Tinto P.L.C.	114,511	12,883,324
	Rio Tinto P.L.C. Sponsored ADR	7,100	3,226,595
*	Rolls-Royce Group P.L.C. (3283648)	261,343	2,240,408
	Royal & Sun Alliance Insurance Group P.L.C.	460,514	1,200,534
	Royal Bank of Scotland Group P.L.C.	1,447,600	10,944,586
	Royal Dutch Shell P.L.C. ADR	120,400	8,432,816
	Royal Dutch Shell P.L.C. Series B	303,924	10,662,201
	SABmiller P.L.C.	132,413	2,750,964
	Sage Group P.L.C.	183,476	715,266
	Sainsbury (J.) P.L.C.	198,701	1,393,082
	Schroders P.L.C.	33,726	636,771
	Schroders P.L.C. Non-Voting	9,996	167,544
	Scottish & Newcastle P.L.C.	106,060	1,658,946
	Scottish & Southern Energy P.L.C.	124,495	3,640,312
	Serco Group P.L.C.	81,625	701,642
	Severn Trent P.L.C.	34,674	973,279
	Shire P.L.C.	50,705	989,785
	Shire P.L.C. ADR	9,000	525,960
	Smith & Nephew P.L.C.	96,278	1,250,951
	Smith & Nephew P.L.C. Sponsored ADR	7,000	457,660
	Smiths Group P.L.C.	46,246	908,441
	St. Jame’s Place P.L.C.	19,946	104,485

31

Stagecoach Group P.L.C.	77,637	$385,070
Standard Chartered P.L.C.	206,346	6,798,285
Tate & Lyle P.L.C.	57,334	593,670
Taylor Wimpey P.L.C.	117,386	397,215
Tesco P.L.C.	1,241,865	9,813,671
* Thomas Cook Group P.L.C.	66,945	405,079
Tomkins P.L.C.	73,285	245,711
Tomkins P.L.C. Sponsored ADR	8,700	117,363
Travis Perkins P.L.C.	15,009	320,857
* TUI Travel PLC	149,854	799,143
Tullow Oil P.L.C.	100,008	1,239,730
Unilever P.L.C.	135,225	4,260,422
Unilever P.L.C. Sponsored ADR	59,800	1,882,504
United Business Media P.L.C.	30,736	323,810
United Utilities P.L.C.	111,796	1,530,843
United Utilities P.L.C. Sponsored ADR	6,700	184,723
Vedanta Resources P.L.C.	32,515	1,398,831
Vodafone Group P.L.C.	6,093,647	19,618,231
Vodafone Group P.L.C. Sponsered ADR	174,200	5,614,466
Whitbread P.L.C.	23,915	598,408
William Hill P.L.C.	36,703	272,982
William Morrison Supermarkets P.L.C.	345,876	2,027,535
Wolseley P.L.C.	61,030	746,826
Wolseley P.L.C. ADR	19,300	238,606
WPP Group P.L.C.	124,799	1,473,096
WPP Group P.L.C. Sponsored ADR	7,000	416,990
Xstrata P.L.C.	127,850	9,973,603
Yell Group P.L.C.	122,881	530,079

TOTAL — UNITED KINGDOM		410,531,929

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Marathon Oil Corp.	1,495	79,474

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $12,160,000 FNMA 3.50%, 03/25/33, valued at $2,259,840) to be repurchased at $2,226,545	$2,226	2,226,000

SECURITIES LENDING COLLATERAL — (9.6%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $231,831,381 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/21 to 02/01/38; FNMA 7.133%(r), 09/01/33; & GNMA, rates ranging from 6.500% to 7.000%, maturities ranging from 01/15/26 to 08/15/37, valued at $167,136,968) to be repurchased at $163,903,195	163,860	163,859,772

32

	Face Amount	Value †
	(000)
@ Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $54,881,356 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 06/01/37 to 02/01/38, valued at $54,063,458) to be repurchased at $53,013,957	$53,000	53,000,000
TOTAL SECURITIES LENDING COLLATERAL		216,859,772

TOTAL INVESTMENTS - (100.0%)
(Cost $1,764,132,149) ##		$2,263,614,094

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$368,592,698
Level 2 – Other Significant Observable Inputs	1,895,021,396
Level 3 – Significant Unobservable Inputs	—
Total	$2,263,614,094

33

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
#	ABB Grain, Ltd.	72,755	$577,902
#	ABC Learning Centres, Ltd.	154,431	307,861
*	Adamus Resources, Ltd.	32,000	17,106
#	Adelaide Brighton, Ltd.	149,487	487,842
*	Admiralty Resources NL	134,860	33,913
# *	AED Oil, Ltd.	17,469	30,919
	Aevum, Ltd.	37,670	81,042
	AGL Energy, Ltd.	29,548	305,324
	AJ Lucas Group, Ltd.	5,060	19,511
*	Alchemia, Ltd.	48,783	26,105
#	Alesco Corp., Ltd.	36,917	356,976
*	Alkane Resources, Ltd.	190,707	89,659
# *	Allegiance Mining NL	85,680	86,186
# *	Alliance Resources, Ltd.	27,027	23,799
	Alumina, Ltd.	17,440	102,753
	Alumina, Ltd. Sponsored ADR	25,200	590,940
*	Amadeus Energy, Ltd.	56,725	33,745
	Amalgamated Holdings, Ltd.	34,074	175,698
	Amcor, Ltd.	123,979	811,098
	Amcor, Ltd. Sponsored ADR	31,007	821,394
	AMP, Ltd.	57,898	427,442
*	Andean Resources, Ltd.	16,997	31,678
	Ansell, Ltd.	69,135	815,396
*	Antares Energy, Ltd.	51,000	4,637
# *	Anzon Australia, Ltd.	87,566	140,831
#	APA Group	85,172	251,402
	APN News & Media, Ltd.	153,709	704,584
*	Aquila Resources, Ltd.	33,505	278,483
# *	Arana Therapeutics, Ltd.	24,066	22,617
	ARB Corporation, Ltd.	12,613	50,764
*	ARC Energy, Ltd.	112,111	105,767
#	Aristocrat Leisure, Ltd.	21,443	204,209
# *	Arrow Energy NL	153,008	343,275
	Asciano Group	51,688	235,559
	ASG Group, Ltd.	39,834	47,696
	Aspen Group	350	516
	ASX, Ltd.	33,415	1,284,728
	Atlas Group Holding, Ltd.	42,493	23,648
*	Aurora Oil and Gas, Ltd.	31,345	8,616
	Ausdrill, Ltd.	70,740	136,636
#	Austal, Ltd.	54,524	123,196
# *	Austar United Communications, Ltd.	204,458	271,515
	Austereo Group, Ltd.	97,856	175,563
	Australand Property Group	155,386	285,102

	Australia & New Zealand Banking Group, Ltd.	376,573	$7,599,008
#	Australian Agricultural Co., Ltd.	75,868	217,678
	Australian Infrastructure Fund	97,377	237,140
# *	Australian Pharmaceutical Industries, Ltd.	99,885	166,449
# *	Australian Vintage, Ltd.	62,605	84,109
*	Australian Worldwide Exploration, Ltd.	210,986	688,552
	Automotive Holdings Group	65,876	190,431
#	AVJennings, Ltd.	74,872	52,143
	AWB, Ltd.	160,198	345,944
	AXA Asia Pacific Holdings, Ltd.	116,179	618,806
	Babcock & Brown Communities, Ltd.	189,994	107,330
# *	Babcock & Brown Environmental Investments, Ltd.	15,142	6,876
#	Babcock & Brown Infrastructure Group	393,294	435,030
#	Babcock & Brown, Ltd.	19,976	312,920
#	Bank of Queensland, Ltd.	65,147	839,860
#	Beach Petroleum, Ltd.	469,018	621,924
	Becton Property Group	61,467	164,397
*	Bemax Resources, Ltd.	334,857	70,522
#	Bendigo Bank, Ltd.	98,903	922,427
# *	Bendigo Mining, Ltd.	210,538	63,496
#	BHP Billiton, Ltd. Sponsored ADR	44,200	3,234,556
#	Billabong International, Ltd.	65,467	760,214
*	Biota Holdings, Ltd.	28,189	33,513
	Blackmores, Ltd.	1,329	24,434
	BlueScope Steel, Ltd.	212,397	2,124,638
#	Boom Logistics, Ltd.	53,887	41,355
	Boral, Ltd.	305,772	1,699,739
	Bradken, Ltd.	19,858	118,730
	Brambles, Ltd.	39,031	374,811
*	Breakaway Resporces. Ltd.	33,000	13,644
	Brickworks, Ltd.	58,698	536,626
	BSA, Ltd.	35,000	18,356
#	Cabcharge Australia, Ltd.	21,739	192,138
*	Calliden Group, Ltd.	22,482	8,780
	Caltex Australia, Ltd.	68,339	927,727
#	Campbell Brothers, Ltd.	16,040	414,255
# *	Capral Aluminium, Ltd.	23,549	6,074
#	Cardno, Ltd.	13,345	75,147
*	Carpentaria Exploration, Ltd.	15,738	2,052
	Cash Converters International, Ltd.	32,299	9,844
# *	CBH Resources, Ltd.	339,546	122,697
	CEC Group, Ltd.	1,147	1,110
*	Cellestis, Ltd.	15,436	35,655
# *	Centamin Egypt, Ltd.	83,695	128,929
#	Centennial Coal Co., Ltd.	143,606	587,209
*	Ceramic Fuel Cells, Ltd.	12,000	6,569
#	Challenger Financial Services Group, Ltd.	146,708	293,376
	Charter Hall Group	118,532	160,546
*	ChemGenex Pharmaceuticals, Ltd.	34,210	25,396
*	ChemGenex Pharmaceuticals, Ltd.	6,842	159
# *	Citigold Corp., Ltd.	353,379	138,715
#	City Pacific, Ltd.	43,314	97,440
	Clarius Group, Ltd.	20,270	35,489
*	Clough, Ltd.	150,276	97,670
	CMI, Ltd.	21,191	25,415

*	Coal of Africa, Ltd.	29,955	$54,027
	Coca-Cola Amatil, Ltd.	46,338	411,294
	Cochlear, Ltd.	7,094	353,675
	Codan, Ltd.	4,156	3,624
*	Coeur d’Alene Mines Corp.	13,048	62,598
#	Coffey International, Ltd.	25,050	58,656
#	Commander Communications, Ltd.	57,385	7,843
	Commonwealth Bank of Australia	146,626	5,677,927
# *	Compass Resources NL	18,720	27,380
	Computershare, Ltd.	99,759	779,176
	ConnectEast Group	360,283	448,713
	Consolidated Rutile, Ltd.	60,615	29,910
# *	Copperco, Ltd.	144,300	77,355
#	Corporate Express Australia, Ltd.	26,230	130,628
#	Count Financial, Ltd.	35,349	67,951
*	Coventry Group, Ltd.	13,156	23,187
	CP1, Ltd.	80,000	24,372
	Crane Group, Ltd.	32,482	437,119
#	Credit Corp. Group, Ltd.	5,805	3,591
*	Crescent Gold, Ltd.	260,052	81,740
*	Crown, Ltd.	51,278	554,109
	CSL, Ltd.	12,261	411,227
#	CSR, Ltd.	498,813	1,554,098
*	Customers, Ltd.	367,952	23,128
	Data#3, Ltd.	3,162	18,751
#	David Jones, Ltd.	165,759	618,060
*	Deep Yellow, Ltd.	333,938	101,114
	Devine, Ltd.	80,024	79,965
*	Dioro Exploration NL	27,574	39,985
	Dominion Mining, Ltd.	24,619	98,226
#	Downer EDI, Ltd.	153,876	878,830
*	Drillsearch Energy, Ltd.	703,382	27,213
#	DUET Group	168,675	481,339
	Dyno Nobel, Ltd.	276,047	587,120
*	Eastern Star Gas, Ltd.	230,163	76,398
*	Emporer Mines, Ltd.	65,878	4,070
#	Energy Developments, Ltd.	42,775	116,131
*	Energy World Corp., Ltd.	215,894	262,331
#	Envestra, Ltd.	196,189	142,655
	Envirozel, Ltd.	85,568	22,911
	Equigold NL	60,754	257,568
*	ERG, Ltd.	186,113	7,802
#	Euroz, Ltd.	10,178	37,617
#	Fairfax Media, Ltd.	300,299	1,073,857
	Felix Resources, Ltd.	49,166	505,209
*	First Australian Resources, Ltd.	265,458	29,336
#	FKP Property Group	110,253	369,182
#	Fleetwood Corp., Ltd.	12,378	97,899
	Flight Centre, Ltd.	12,672	316,605
	Forest Enterprises Australia, Ltd.	51,018	26,472
# *	Fortescue Metals Group, Ltd.	136,850	970,119
	Foster’s Group, Ltd.	304,760	1,501,510
#	Funtastic, Ltd.	54,775	20,210
	Futuris Corp., Ltd.	312,371	578,387
# *	Geodynamics, Ltd.	64,831	98,651

# *	Gindalbie Metals, Ltd.	78,694	$59,431
*	Giralia Resources NL	91,756	94,855
*	Golden Gate Petroleum, Ltd.	34,478	7,453
	Goodman Fielder, Ltd.	537,118	927,623
#	Graincorp, Ltd. Series A	24,089	306,259
# *	Grange Resources, Ltd.	19,699	33,563
	GRD, Ltd.	62,910	89,201
#	Great Southern, Ltd.	95,320	149,058
#	GUD Holdings, Ltd.	18,207	175,051
#	Gunns, Ltd.	134,888	406,763
#	GWA International, Ltd.	107,397	306,227
	Harvey Norman Holdings, Ltd.	96,261	402,636
	Hastie Group, Ltd.	35,968	123,637
#	Healthscope, Ltd.	86,057	410,692
# *	Herald Resources, Ltd.	79,842	197,770
*	Heron Resources, Ltd.	63,746	38,338
#	Hills Industries, Ltd.	75,008	335,515
*	Horizon Oil, Ltd.	163,553	51,543
*	Housewares International, Ltd.	39,994	66,408
#	IBA Health Group, Ltd.	153,253	78,413
	IDT Australia, Ltd.	8,350	16,153
	iiNet, Ltd.	62,832	133,278
#	Iluka Resources, Ltd.	120,413	400,172
	Imdex, Ltd.	45,927	85,184
	Incitec Pivot, Ltd.	8,372	1,137,104
#	Independence Group NL	16,915	141,661
# *	Independent Practitioner Network, Ltd.	37,538	6,924
*	Indophil Resources NL	95,364	68,693
	Industrea, Ltd.	33,120	15,676
#	Infomedia, Ltd.	80,383	34,088
*	Innamincka Petroleum, Ltd.	57,505	38,873
#	Insurance Australia Group, Ltd.	533,150	1,850,937
	Invocare, Ltd.	17,111	106,311
#	IOOF Holdings, Ltd.	26,204	124,552
#	Iress Market Technology, Ltd.	22,660	138,791
*	Jabiru Metals, Ltd.	17,929	14,115
	James Hardie Industries NL	10,437	57,286
#	JB Hi-Fi, Ltd.	18,365	179,098
#	Jubilee Mines NL	20,340	428,280
	Just Group, Ltd.	27,800	89,594
#	Kagara, Ltd.	34,182	162,547
# *	Kings Minerals NL	58,252	27,652
# *	Kingsgate Consolidated, Ltd.	42,029	150,225
*	Lakes Oil NL	2,676,661	17,269
*	Lednium, Ltd.	21,998	1,639
#	Leighton Holdings, Ltd.	7,365	308,748
	Lend Lease Corp., Ltd.	103,873	1,326,827
# *	Life Therapeutics, Ltd.	9,864	1,516
*	Lihir Gold, Ltd.	353,661	1,369,635
	Lion Nathan, Ltd.	67,898	598,182
*	Lodestar Minerals, Ltd.	14,992	1,327
# *	Lynas Corp., Ltd.	73,871	99,696
	MacArthur Coal, Ltd.	38,292	420,898
	MacMahon Holdings, Ltd.	171,344	268,069
*	Macmin Silver, Ltd.	108,321	20,170

	Macquarie Airports	50,188	$161,942
#	Macquarie Communications Infrastructure Group	78,238	335,585
#	Macquarie Group, Ltd.	37,372	1,866,372
#	Macquarie Media Group, Ltd.	78,997	277,757
# *	Marion Energy, Ltd.	106,514	80,797
	MaxiTRANS Industries, Ltd.	60,066	45,163
	McPherson’s, Ltd.	21,505	66,154
	Melbourne IT, Ltd.	19,534	56,504
	Mermaid Marine Australia, Ltd.	46,115	63,405
#	Metcash, Ltd.	360,024	1,385,727
	MFS Living and Leisure Group	62,000	20,792
*	Midwest Corp., Ltd.	19,714	86,061
#	Minara Resources, Ltd.	84,706	499,174
	Mincor Resources NL	57,880	176,177
*	Mineral Deposits, Ltd.	128,593	130,523
	Mirvac, Ltd.	126,464	448,282
	Mitchell Communications Group, Ltd.	80,047	62,527
*	Molopo Australia, Ltd.	62,480	45,678
#	Monadelphous Group, Ltd.	9,393	107,238
#	Mortgage Choice, Ltd.	22,700	33,594
*	Mosaic Oil NL	264,000	26,619
*	Mount Gibson Iron, Ltd.	210,387	663,533
# *	Murchison Metals, Ltd.	49,416	187,884
	MYOB, Ltd.	118,658	178,626
	National Australia Bank, Ltd.	224,132	5,924,197
	National Hire Group, Ltd.	17,824	37,884
	Navitas, Ltd.	39,600	70,830
#	New Hope Corp., Ltd.	348,615	836,165
	Newcrest Mining, Ltd.	15,351	533,701
*	NewSat, Ltd.	2,500,000	11,735
# *	Nexus Energy, Ltd.	137,431	216,217
*	Nido Petroleum, Ltd.	255,023	71,903
	Nufarm, Ltd.	45,607	677,708
*	Nylex, Ltd.	7,642	7,604
	Oakton, Ltd.	10,234	34,006
# *	Oceana Gold Corp.	11,340	28,468
	Oil Search, Ltd.	387,052	1,516,050
	Onesteel, Ltd.	237,849	1,543,490
	Orica, Ltd.	53,373	1,413,052
	Origin Energy, Ltd.	251,011	2,045,822
#	Over Fifty Group, Ltd.	7,426	12,648
#	Oxiana, Ltd.	232,756	835,359
	Pacific Brands, Ltd.	285,058	585,004
# *	Paladin Energy, Ltd.	205,179	1,145,794
*	Pan Australian Resources, Ltd.	460,757	444,525
*	Pan Pacific Petroleum NL	255,023	58,485
	Paperlinx, Ltd.	224,012	436,372
	Peet, Ltd.	44,082	124,098
	Perilya, Ltd.	40,507	60,096
#	Perpetual Trustees Australia, Ltd.	4,342	220,422
*	Petsec Energy, Ltd.	48,701	46,284
*	Pharmaxis, Ltd.	21,043	50,382
#	Photon Group, Ltd.	29,996	135,081
*	Planet Gas, Ltd.	20,000	2,028
*	Platinum Australia, Ltd.	10,000	26,741

	PMP, Ltd.	166,924	$251,988
#	Port Bouvard, Ltd.	51,703	58,880
*	Portman, Ltd.	50,087	569,092
	Primary Health Care, Ltd.	47,128	280,650
	Prime Media Group, Ltd.	28,742	92,378
	Programmed Maintenance Service, Ltd.	44,949	185,130
	Publishing and Broadcasting, Ltd.	51,278	208,264
	Qantas Airways, Ltd.	149,220	580,356
	QBE Insurance Group, Ltd.	98,371	2,034,680
# *	Queensland Gas Co., Ltd.	25,874	102,148
#	Ramsay Health Care, Ltd.	44,854	468,185
	RCR Tomlinson, Ltd.	56,644	63,153
#	Reckon, Ltd.	26,821	31,918
	Redflex Holdings, Ltd.	13,507	41,079
	Reece Australia, Ltd.	1,214	25,943
*	Resolute Mining, Ltd.	82,808	185,806
*	Resource Pacific Holdings, Ltd.	78,390	231,426
	Reverse Corp., Ltd.	5,700	13,144
#	Ridley Corp., Ltd.	147,692	156,189
#	Rio Tinto, Ltd.	11,376	1,417,498
*	Riversdale Mining, Ltd.	33,792	215,305
# *	Roc Oil Co., Ltd.	151,146	265,288
#	SAI Global, Ltd.	62,551	158,933
*	Salinas Energy, Ltd.	37,518	11,904
	Sally Malay Mining, Ltd.	39,050	175,554
#	Salmat, Ltd.	41,258	129,992
#	Santos, Ltd.	145,518	1,724,868
#	Seek, Ltd.	22,728	136,441
#	Select Harvests, Ltd.	12,352	83,563
	Servcorp, Ltd.	28,437	123,312
#	Service Stream, Ltd.	59,837	89,771
	Seven Network, Ltd.	70,113	730,825
#	Sigma Pharmaceuticals, Ltd.	180,816	230,492
*	Silex System, Ltd.	19,663	117,119
#	Sims Group, Ltd.	45,863	1,370,898
# *	Sino Gold Mining, Ltd.	21,006	146,901
*	Sino Strategic International, Ltd.	9,056	6,591
	Skilled Group, Ltd.	6,261	22,007
	SMS Management & Technology, Ltd.	12,613	59,236
	Sonic Healthcare, Ltd.	103,159	1,363,116
#	SP Telemedia, Ltd.	67,344	18,935
	Specialty Fashion Group, Ltd.	15,256	22,471
*	Sphere Investments, Ltd. (6162272)	41,187	77,677
*	Sphere Investments, Ltd. (B1X1CW2)	770	—
#	Spotless Group, Ltd.	95,973	357,881
# *	St. Barbara, Ltd.	188,415	162,210
#	St. George Bank, Ltd.	60,215	1,314,902
	Staging Connections Group, Ltd.	15,000	8,570
	Straits Resources, Ltd.	55,870	389,734
	Structural Systems, Ltd.	24,031	74,473
	Stuart Petroleum, Ltd.	5,000	4,793
#	STW Communications Group, Ltd.	69,689	143,471
	Suncorp-Metway, Ltd.	96,727	1,240,836
*	Sundance Resources, Ltd.	135,618	28,591
	Sunland Group, Ltd.	81,985	260,844

	Super Cheap Auto Group, Ltd.	37,900	$118,904
#	Symbion Health, Ltd.	121,676	463,318
*	Symex Holdings, Ltd.	21,158	8,882
	TABCORP Holdings, Ltd.	150,860	2,126,713
	Talent2 International, Ltd.	34,052	66,324
# *	Tamaya Resources, Ltd.	212,253	40,193
*	Tap Oil, Ltd.	67,582	114,039
	Tassal Group, Ltd.	49,360	128,372
#	Tatts Group, Ltd.	253,230	912,920
	Technology One, Ltd.	9,236	7,699
	Telstra Corp., Ltd.	16,750	50,550
	Telstra Corp., Ltd. ADR	37,100	845,027
#	Ten Network Holdings, Ltd.	140,513	324,333
	TFS Corp., Ltd.	79,331	73,802
	Thakral Holdings Group	123,583	106,712
	The Reject Shop, Ltd.	5,100	53,993
#	Timbercorp, Ltd.	79,013	90,545
*	TNG, Ltd.	8,554	2,134
	Toll Holdings, Ltd.	113,620	1,071,771
#	Tower Australia Group, Ltd.	132,002	287,938
#	Transfield Services, Ltd.	61,482	651,163
#	Transurban Group	71,317	424,504
	Troy Resources NL	24,261	65,083
	Trust Co., Ltd.	9,076	81,511
*	Unilife Medical Solutions, Ltd.	53,137	12,983
#	United Group, Ltd.	57,928	655,944
	UXC, Ltd.	76,069	112,636
# *	Ventracor, Ltd.	51,088	18,016
*	View Resources, Ltd.	143,288	17,352
	Village Roadshow, Ltd.	35,224	91,307
#	Virgin Blue Holdings, Ltd.	454,645	560,161
	Vision Group Holdings, Ltd.	24,844	60,626
#	Washington H. Soul Pattinson & Co., Ltd.	90,941	647,732
#	Watpac, Ltd.	38,268	91,815
	Wattyl, Ltd.	47,112	91,440
	Webjet, Ltd.	37,950	49,286
	Webster, Ltd.	13,000	16,639
#	Wesfarmers, Ltd. (6948836)	39,646	1,373,632
	Wesfarmers, Ltd. (B291502)	4,586	162,126
#	West Australian Newspapers Holdings, Ltd.	20,839	218,777
# *	Western Areas NL	19,985	109,373
	Westpac Banking Corp.	42,826	915,990
	Westpac Banking Corp. Sponsored ADR	33,600	3,571,680
	WHK Group, Ltd.	111,702	167,178
	Wide Bay Australia, Ltd.	5,839	58,287
*	Windimurra Vanadium, Ltd.	7,666	15,608
	Woodside Petroleum, Ltd.	14,275	746,461
	Woolworths, Ltd.	42,654	1,139,166
#	WorleyParsons, Ltd.	10,566	361,675
	Zinifex, Ltd.	131,496	1,323,016
TOTAL COMMON STOCKS			137,051,152

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	21,739	$54,071

RIGHTS/WARRANTS — (0.0%)
*	Mosaic Oil NL Options 05/31/09	12,000	246
*	Primary Health Care, Ltd. Rights 03/13/08	75,404	73,053
*	Victoria Petroleum NL Rights 01/31/10	42,768	2,191
TOTAL RIGHTS/WARRANTS			75,490

TOTAL — AUSTRALIA			137,180,713

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	1,528	167,266
	Andritz AG	6,655	372,497
# *	Austrian Airlines AG	11,525	89,986
# *	BWIN Interactive Entertainment AG	5,610	167,953
	BWT AG	2,227	103,200
*	CA Immobilien Anlagen AG	4,844	106,332
	Constantia Packaging AG	1,847	135,650
*	Conwert Immobilien Invest AG	1,021	16,387
	Erste Bank der Oesterreichischen Sparkassen AG	57,117	3,304,885
	EVN AG	3,999	520,327
	Flughafen Wien AG	4,686	535,816
	Frauenthal Holding AG	198	5,478
*	Intercell AG	6,235	237,280
	Lenzing AG	637	349,367
	Mayr-Melnhof Karton AG	4,275	435,035
	Oberbank AG	664	146,094
	Oesterreichische Elektrizitaetswirtschafts AG	3,110	230,173
	OMV AG	42,807	3,093,000
	Palfinger AG	2,328	78,446
	Raiffeisen International Bank-Holding AG	2,613	334,823
*	RHI AG	9,180	372,491
	Rosenbauer International AG	1,136	51,454
*	S&T System Integration & Technology Distribution AG	653	36,856
	Schoeller-Bleckmann Oilfield Equipment AG	1,702	149,491
*	Sparkassen Immobilien AG	3,794	40,119
	Telekom Austria AG	13,961	315,790
	Telekom Austria AG ADR	4,200	190,897
#	Uniqa Versicherungen AG	35,814	919,474
	Vienna Insurance Group	10,828	906,516
	Voestalpine AG	24,059	1,512,270
	Wienerberger AG	29,220	1,410,319
	Wolford AG	994	41,883
*	Zumtobel AG	13,964	395,367

TOTAL — AUSTRIA			16,772,922

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Ackermans & Van Haaren	10,644	1,092,218
	Agfa Gevaert NV	33,313	321,377
	Banque Nationale de Belgique	135	598,830
	Barco NV	4,078	295,960
	Bekaert SA	6,188	814,972

	Colruyt SA	1,697	$414,656
	Compagnie d’Entreprises CFE	2,582	237,522
	Compagnie Immobiliere de Belgique SA	1,158	66,948
	Compagnie Maritime Belge SA	2,791	207,293
	Deceuninck NV	2,599	54,805
	Delhaize Group	4,235	320,725
	Delhaize Group Sponsored ADR	46,038	3,477,711
	Dexia SA	160,404	3,771,100
	Distrigaz	33	290,279
	Dolmen Computer Applications NV	1,982	42,515
	D’Ieteren NV SA	1,400	495,766
#	Duvel Moorgat SA	360	23,996
	Econocom Group SA	3,302	36,957
#	Elia System Operator SA NV	5,189	228,170
#	Euronav SA	12,117	469,134
	Exmar NV	4,114	104,375
	Fortis	79,858	1,764,242
*	ICOS Vision Systems NV	1,915	103,181
	Image Recognition Integrated Systems (I.R.I.S.)	843	63,190
	InBev NV	8,514	769,501
# *	Innogenetics NV	2,604	17,893
*	Ion Beam Application	2,356	50,490
	Jensen-Group NV	2,121	27,985
	KBC Groep NV	17,481	2,191,887
	Kinepolis	541	23,362
#	Melexis NV	4,772	77,497
	Mobistar SA	4,316	367,788
	Omega Pharma SA	6,823	323,834
# *	Option NV	1,936	15,778
*	Real Software NV	36,747	16,144
#	Recticel SA	7,379	102,768
	Roularta Media Group NV	1,066	75,103
	Sioen Industries NV	3,917	54,368
	Sipef NV	548	372,262
	Solvay SA	13,197	1,658,472
*	Spector Photo Group SA	12,000	19,370
*	Telenet Group Holding NV	15,071	320,080
	Tessenderlo Chemie NV	11,400	506,409
	UCB SA (5596991)	40,341	1,912,252
	UCB SA (5675588)	546	26,276
	Umicore	16,405	833,445
	Van De Velde NV	1,294	63,116
	VPK Packaging Group SA	1,132	57,763

TOTAL — BELGIUM			25,179,765

CANADA — (7.4%)
COMMON STOCKS — (7.4%)
*	20-20 Technologies, Inc.	600	4,176
*	Aastra Technologies, Ltd.	6,700	211,024
# *	Abitibibowater, Inc.	4,682	46,856
*	Absolute Software Corp.	12,400	158,110
# *	Adaltis, Inc.	5,500	3,353
# *	Adanac Molybdenum Corp.	20,300	17,944
	Addax Petroleum Corp.	5,400	247,382

	Aecon Group, Inc.	8,800	$155,391
*	AEterna Zentaris, Inc.	6,800	8,912
#	AGF Management, Ltd. Class B	42,784	1,021,513
*	Agnico Eagle Mines, Ltd.	11,700	807,024
	Agrium, Inc.	18,400	1,356,655
# *	Ainsworth Lumber Co., Ltd.	1,900	7,606
*	Akela Pharma, Inc.	529	564
	Akita Drilling, Ltd.	5,400	61,996
*	Alamos Gold, Inc.	32,600	246,425
*	Alberta Clipper Energy, Inc.	18,800	41,640
*	Alexco Resource Corp.	9,700	46,320
	Alimentation Couche-Taro, Inc. Class B	55,700	943,377
*	Allen-Vanguard Corp.	15,000	64,313
*	Altius Minerals Corp.	7,300	145,889
	Amerigo Resources, Ltd.	45,100	107,223
	Amica Mature Lifestyles, Inc.	1,600	11,769
*	Anderson Energy, Ltd.	25,700	100,267
	Andrew Peller, Ltd.	900	8,870
# *	Angiotech Pharmaceuticals, Inc.	36,800	107,680
*	Antrim Energy, Inc.	30,800	121,103
*	Anvil Mining, Ltd.	28,200	386,219
*	Aquiline Resources, Inc.	6,100	66,067
# *	Arawak Energy Corp.	36,500	87,518
	Astral Media, Inc. Class A	24,994	954,051
#	Atco, Ltd. Class 1	9,600	459,005
*	Atlantis Systems Corp.	2,500	406
*	Atna Resource, Ltd.	5,200	7,766
*	Atrium Innovations, Inc.	5,814	107,685
*	ATS Automation Tooling System, Inc.	28,540	188,768
# *	Augusta Resource Corp.	25,200	99,341
*	Aurelian Resources, Inc.	23,000	214,519
*	Aurizon Mines, Ltd.	17,600	81,004
# *	Aurora Energy Resources, Inc.	7,000	68,631
# *	AXIA NetMedia Corp.	11,500	34,351
*	Azure Dynamics Corp.	51,000	19,690
*	Baffinland Iron Mines Corp.	4,300	17,257
# *	Baja Mining Corp.	4,800	8,486
# *	Ballard Power Systems, Inc.	39,400	178,536
#	Bank of Montreal	76,173	3,854,892
#	Bank of Nova Scotia	95,301	4,623,442
# *	Bankers Petroleum, Ltd.	107,800	122,668
	Barrick Gold Corp.	116,117	6,027,348
#	BCE, Inc.	20,716	752,238
	Bell Aliant Regional Communications Income Fund	1,300	39,109
*	Berens Energy, Ltd.	26,800	22,600
*	BioMS Medical Corp.	21,900	79,434
*	BioteQ Environmental Technologies, Inc.	4,900	19,316
#	Biovail Corp.	52,400	741,080
*	Birch Mountain Resources, Ltd.	1,200	805
# *	Birchcliff Energy, Ltd.	29,300	269,706
	BMTC Group, Inc.	3,200	64,406
*	Bombardier, Inc. Class B	138,400	787,442
# *	Boralex, Inc. Class A	11,900	188,006
*	Bow Valley Energy, Ltd.	23,500	131,796
	BPO Properties, Ltd.	600	35,052

*	Breaker Energy, Ltd.	10,700	$77,729
*	Breakwater Resources, Ltd.	141,200	203,712
#	Brookfield Asset Management, Inc. Series A	9,374	277,529
	Brookfield Infrastructure Partners LP	375	7,050
#	Brookfield Properties Corp.	7,500	140,361
	Buhler Industries, Inc.	383	2,335
	CAE, Inc.	54,463	686,148
#	Calfrac Well Services, Ltd.	11,200	191,057
	Calian Technologies, Ltd.	800	9,794
*	Calvalley Petroleum, Inc.	21,600	109,509
	Cameco Corp.	21,400	838,389
	Canaccord Capital, Inc.	18,800	212,974
	Canada Bread Co., Ltd.	6,300	446,457
# *	Canadian Hydro Developers, Inc.	57,800	331,209
#	Canadian Imperial Bank of Commerce	32,900	2,231,885
	Canadian National Railway Co.	48,800	2,579,198
	Canadian National Resources, Ltd.	57,500	4,302,642
	Canadian Pacific Railway, Ltd.	37,515	2,737,823
# *	Canadian Royalties, Inc.	27,800	66,940
*	Canadian Superior Energy, Inc.	51,900	169,792
#	Canadian Tire Corp. Class A	20,010	1,245,021
#	Canadian Utilities, Ltd. Class A	10,000	457,607
	Canadian Western Bank	18,400	518,958
*	Canadian Zinc Corp.	74,236	49,026
	Canam Group, Inc. Class A	19,000	202,692
*	Candax Energy	49,500	31,181
*	Candente Resource Corp.	9,800	19,018
*	Canfor Corp.	46,100	375,170
*	Cangene Corp.	14,500	88,245
*	CanWest Global Communications Corp.	36,200	206,332
*	Capstone Mining Corp.	36,600	130,522
# *	Cardero Resource Corp.	18,400	22,807
*	Cardiome Pharma Corp.	6,700	50,578
*	Carpathian Gold, Inc.	17,400	8,839
#	Cascades, Inc.	34,100	286,866
# *	Caspian Energy, Inc.	18,000	5,852
*	Catalyst Paper Corp.	46,900	79,100
	CCL Industries, Inc. Class B	12,800	449,967
*	CE Franklin, Ltd.	900	6,684
*	Celestica, Inc.	102,600	672,360
*	Celtic Exploration, Ltd.	8,900	138,711
*	Ceramic Protection Corp.	500	2,159
*	Certicom Corp.	2,000	3,007
*	CGI Group, Inc.	134,100	1,485,080
*	Chariot Resouces, Ltd.	63,000	64,008
#	CHC Helicopter Corp. Class A	9,100	285,690
*	Cinch Energy Corp.	5,000	5,436
	Cinram International, Inc. Income Fund	5,000	29,464
	Clairvest Group, Inc.	1,000	14,732
#	Clarke, Inc.	8,500	51,816
*	Claude Resources, Inc.	25,100	33,152
*	Coalcorp Mining, Inc.	26,257	69,894
*	COM DEV International, Ltd.	18,600	65,575
*	Comaplex Minerals Corp.	2,300	13,904
*	Compton Petroleum Corp.	45,400	542,909

	Congeco Cable, Inc.	8,500	$315,646
# *	Connacher Oil & Gas, Ltd.	103,600	368,402
*	Constellation Copper Corp.	11,500	993
*	CoolBrands International, Inc.	500	401
	Corby Distilleries, Ltd.	1,800	43,251
*	Cordero Energy, Inc.	10,900	47,620
*	Corridor Resources, Inc.	15,300	97,932
	Corus Entertainment, Inc. Class B	36,600	743,713
*	Cott Corp.	14,000	31,008
*	Crew Energy, Inc.	11,114	140,471
*	Crew Gold Corp.	6,000	11,460
*	CryoCath Technologies, Inc.	2,400	11,339
# *	Crystallex International Corp.	43,500	91,928
*	Cyries Energy, Inc.	10,900	99,559
*	Dalsa Corp.	6,800	90,160
*	Delphi Energy Corp.	33,300	71,049
# *	Denison Mines Corp.	60,220	551,876
*	Discovery Air, Inc. Class A	20,800	24,303
# *	Divestco, Inc.	7,300	15,501
*	Domtar Corp.	102,200	644,818
	Dorel Industries, Inc. Class B	13,700	402,683
*	Draxis Health, Inc.	19,600	78,261
*	Dundee Corp. Class A	24,900	391,620
*	Dundee Precious Metals, Inc.	19,400	118,066
	DundeeWealth, Inc.	28,400	373,377
*	Duvernay Oil Corp.	18,900	683,415
*	Dynacor Gold Mines, Inc.	117	58
*	Eastern Platinum, Ltd.	305,200	1,100,798
	easyhome, Ltd.	100	1,981
*	Eldorado Gold Corp.	68,500	476,734
#	Emera, Inc.	8,200	170,540
	Empire Co., Ltd. Class A	12,800	493,403
#	Enbridge, Inc.	70,432	2,900,288
	EnCana Corp.	80,000	6,102,515
*	Endeavour Silver Corp.	11,300	48,105
*	Endev Energy, Inc.	46,200	39,429
	Enghouse Systems, Ltd.	6,100	41,834
	Ensign Energy Services, Inc.	58,900	1,096,315
*	Entree Gold, Inc.	3,700	9,398
*	Equinox Minerals, Ltd.	98,500	563,429
	Equitable Group, Inc.	4,755	115,850
*	Erdene Gold, Inc.	9,100	9,708
*	Etruscan Resources, Inc.	15,100	35,899
*	Euro Goldfields, Ltd.	83,500	503,078
	Evertz Technologies, Ltd.	11,200	249,433
	Exco Technologies, Ltd.	7,600	27,026
*	Exfo Electro-Optical Engineering, Inc.	11,300	50,171
	Extendicare REIT	5,400	62,819
*	Fairborne Energy, Ltd.	19,776	129,998
	Fairfax Financial Holdings, Inc.	7,100	2,151,821
*	Far West Mining, Ltd.	10,800	37,308
# *	Farallon Resources, Ltd.	99,000	78,456
#	Finning International, Inc.	32,100	911,226
# *	First Calgary Petroleums, Ltd. Class A	118,500	385,268
# *	First Nickel, Inc.	44,600	28,094

	First Quantum Minerals, Ltd.	4,100	$378,487
*	Firstservice Corp.	5,200	116,759
*	Fishery Products International, Ltd.	3,000	45,720
*	Flint Energy Services, Ltd.	12,500	251,460
*	FNX Mining Co., Inc.	26,666	876,178
*	Forbes Medi-Tech, Inc.	29,100	4,878
*	Formation Capital Corp.	53,900	32,857
*	Forsys Metals Corp.	7,700	26,051
#	Fortis, Inc.	27,000	773,584
*	Fortune Minerals, Ltd.	9,500	15,733
	Forzani Group, Ltd. Class A	17,700	289,170
*	Fraser Papers, Inc.	6,400	18,532
*	Fronteer Development Group, Inc.	38,000	342,454
*	Frontera Copper Corp.	9,400	45,364
*	Galleon Energy, Inc. Class A	26,800	458,534
*	Garda World Security Corp. Class A	2,500	38,710
*	Gemcom Software International, Inc.	8,500	21,590
*	Genesis Land Development Corp.	8,400	44,720
	Gennum Corp.	9,000	95,464
*	Gentry Resources, Ltd.	13,700	36,608
	George Weston, Ltd.	14,300	669,779
#	Gerdau Ameristeel Corp.	47,500	710,389
*	Gildan Activewear, Inc.	15,600	587,229
*	Glacier Ventures International Corp.	10,900	46,180
# *	Glencairn Gold Corp.	4,642	9,904
	Glentel, Inc.	3,300	36,881
*	Globestar Mining Corp.	35,100	66,331
	Gluskin Shef & Associates, Inc.	1,000	21,438
*	GLV, Inc.	4,500	61,128
*	Gold Eagle Mines, Ltd.	36,100	284,986
	Goldcorp, Inc.	113,189	4,894,411
*	Golden Star Resources, Ltd.	116,200	479,321
# *	Grande Cache Coal Corp.	63,000	204,826
*	Great Basin Gold, Ltd.	65,200	215,953
*	Great Canadian Gaming Corp.	23,300	316,033
#	Great West Lifeco, Inc.	13,100	410,602
*	Grey Wolf Exploration, Inc.	11,600	24,161
*	Greystar Resources, Ltd.	6,700	41,184
*	Guyana Goldfields, Inc.	4,300	31,499
*	Hanfeng Evergreen, Inc.	11,400	139,800
#	Harry Winston Diamond Corp.	10,200	266,957
*	Hemisphere GPS, Inc.	17,000	60,970
# *	Heritage Oil Corp.	3,000	144,780
*	Heroux-Devtek, Inc.	11,000	93,320
*	High River Gold Mines, Ltd.	118,600	403,668
*	Highpine Oil & Gas, Ltd.	27,700	333,779
	Home Capital Group, Inc.	5,500	225,197
*	HudBay Minerals, Inc.	58,300	1,113,579
#	Husky Energy, Inc.	12,000	508,285
# *	Hydrogenics Corp.	17,500	9,779
	IAMGOLD Corp.	153,282	1,239,649
#	IGM Financial, Inc.	10,900	473,985
# *	Imaging Dynamics Co., Ltd.	28,700	12,538
*	Imax Corp.	2,900	18,297
*	Imperial Metals Corp.	6,500	70,729

#	Imperial Oil, Ltd.	9,403	$529,262
*	Indigo Books & Music, Inc.	3,600	45,171
#	Industrial Alliance Insurance & Financial Services, Inc.	39,400	1,409,073
#	ING Canada, Inc.	15,000	609,601
	Inmet Mining Corp.	14,894	1,293,663
*	Intermap Technologies, Ltd.	8,900	53,802
*	International Forest Products, Ltd. Series A	16,600	84,328
	International Royalty Corp.	29,500	186,426
*	Intertape Polymer Group, Inc.	12,300	32,367
# *	Intrinsyc Software International, Inc.	66,000	64,374
# *	Iteration Energy, Ltd.	35,900	222,859
*	Ivanhoe Energy, Inc.	63,400	104,996
*	Ivanhoe Mines, Ltd.	15,700	203,697
# *	Ivernia, Inc.	57,500	99,898
	Jean Coutu Group PJC, Inc. Class A	65,700	693,546
*	Jinshan Gold Mines, Inc.	9,500	24,902
*	Kaboose, Inc.	31,100	70,779
*	Kereco Energy, Ltd.	2,704	12,830
	Killam Proper, Inc.	1,325	10,218
	Kingsway Financial Services, Inc.	26,400	351,642
*	Kinross Gold Corp.	127,638	3,164,203
*	Kirkland Lake Gold, Inc.	11,500	124,669
# *	Labopharm, Inc.	20,600	49,813
*	Lake Shore Gold Corp.	36,100	69,688
*	Laramide Resources, Ltd.	2,400	11,997
	Laurentian Bank of Canada	11,440	466,201
	Le Chateau, Inc.	5,600	72,543
	Leon’s Furniture, Ltd.	16,300	197,736
	Linamar Corp.	26,700	379,782
*	Lions Gate Entertainment Corp.	2,900	27,115
	Loblaw Companies, Ltd.	30,100	881,669
*	Lundin Mining Corp.	162,959	1,387,449
*	MacDonald Dettweiler & Associates, Ltd.	7,600	378,436
*	Magellan Aerospace Corp.	48,400	62,452
	Magna International, Inc. Class A	31,087	2,275,028
*	Mahalo Energy, Ltd.	17,200	48,931
*	Major Drilling Group International, Inc.	4,500	260,742
*	Malaga, Inc.	1,000	330
#	Manitoba Telecom Services, Inc.	10,800	453,836
#	Manulife Financial Corp.	179,273	6,939,600
	Maple Leaf Foods, Inc.	30,100	395,115
*	March Networks Corp.	5,000	28,397
	Marsulex, Inc.	1,200	14,691
*	Martinrea International, Inc.	28,500	253,365
*	Matrikon, Inc.	3,000	11,552
*	MAXIM Power Corp.	8,700	40,660
*	MDC Partners, Inc. Class A	9,200	74,497
*	MDN, Inc.	24,200	25,817
*	MDS, Inc.	57,026	955,406
*	Mediagrif Interactive Technologies, Inc.	1,100	7,320
*	Medicure, Inc.	9,500	965
*	MEGA Brands, Inc.	11,200	58,034
*	Mega Uranium, Ltd.	31,100	102,376
	Melcor Developments, Ltd.	4,200	76,895
	Methanex Corp.	50,300	1,452,912

	Metro, Inc. Class A	44,700	$966,437
*	MGM Energy Corp.	248	358
#	Mi Developments, Inc.	10,100	234,991
# *	Migao Corp.	5,700	48,357
*	Minco Silver Corp.	6,700	28,046
*	Miranda Technologies, Inc.	2,800	27,026
	Morguard Corp.	2,000	68,031
	Mosaid Technologies, Inc.	3,600	60,424
#	National Bank of Canada	36,400	1,796,239
*	Neo Material Technologies, Inc.	5,100	21,659
# *	Neurochem, Inc.	4,300	6,772
	Nexen, Inc.	93,908	2,931,971
	Niko Resources, Ltd.	8,700	817,628
	Norbord, Inc.	37,000	216,530
*	Nortel Networks Corp.	38,110	327,570
# *	North American Palladium, Ltd.	8,700	73,719
	Northbridge Financial Corp.	11,900	429,694
*	Northgate Minerals Corp.	124,600	392,441
*	Northstar Aerospace, Inc.	4,400	13,299
#	Nova Chemicals Corp.	26,900	819,640
*	Nuvista Energy, Ltd.	22,700	379,621
*	Oilexco, Inc.	24,700	377,182
*	Olympus Pacific Minerals, Inc.	13,600	5,803
*	Oncolytics Biotech, Inc.	5,700	11,003
	Onex Corp.	40,600	1,414,864
# *	Open Text Corp.	19,900	642,946
*	OPTI Canada, Inc.	79,021	1,388,939
*	Orvana Minerals, Corp.	35,300	27,616
*	Pacific Rubiales Energy Corp.	139,650	192,963
*	Paladin Labs, Inc.	4,600	50,709
*	Pan Amer Silver Corp.	12,400	495,622
*	Paramount Resources, Ltd. Class A	18,300	319,797
*	Parkbridge Lifestyles Communities, Inc.	1,500	7,658
	Pason Systems, Inc.	9,219	131,131
*	Patheon, Inc.	31,100	105,536
# *	Pearl Exploration & Production, Ltd.	5,658	11,784
*	Pelangio Mines, Inc.	16,200	76,042
#	Penn West Energy Trust	2,800	79,057
*	Peregrine Diamonds, Ltd.	3,700	1,616
# *	Petaquilla Minerals, Ltd.	18,400	52,718
# *	Petrobank Energy & Resources, Ltd.	12,649	741,655
#	Petro-Canada	74,400	3,573,921
*	Petrolifera Petroleum, Ltd.	4,700	59,690
*	Platinum Group Metals, Ltd.	1,800	6,254
*	Points International, Ltd.	64,200	200,900
*	Polaris Miner Corp.	6,700	65,281
*	PolyMet Mining Corp.	16,300	57,632
	Potash Corp. of Saskatchewan, Inc.	9,600	1,528,295
#	Power Corp. of Canada, Ltd.	79,200	2,764,859
#	Power Financial Corp.	24,300	886,577
	Precision Drilling Trust	1,500	33,528
*	ProEx Energy, Ltd.	16,500	256,322
*	ProMetic Life Sciences, Inc.	41,000	21,245
*	ProspEx Resouces, Ltd.	7,132	28,260
	Pulse Data, Inc.	27,900	73,701

*	Q9 Networks, Inc.	6,800	$82,146
*	Qgx, Ltd.	21,000	82,570
*	QLT, Inc.	16,600	50,766
# *	Quadra Mining, Ltd.	24,200	496,908
# *	Quebecor World, Inc.	28,500	7,239
	Quebecor, Inc. Class B	20,800	624,898
# *	Queenston Mining, Inc.	6,500	24,831
	Quest Capital Corp.	57,000	131,461
#	Reitmans Canada, Ltd.	21,500	359,116
#	Rentcash, Inc.	6,200	32,126
*	Research In Motion, Ltd.	15,900	1,652,598
*	Resin Systems, Inc.	18,300	19,522
# *	Resverlogix Corp.	4,300	61,163
	Richelieu Hardware, Ltd.	4,600	96,510
*	Richmont Mines, Inc.	14,300	54,628
*	Rider Resources, Ltd.	11,900	70,366
	Ritchie Brothers Auctioneers, Inc.	4,200	303,569
*	Rock Energy, Inc.	6,700	21,443
	Rogers Communications, Inc. Class B	13,700	540,762
*	RONA, Inc.	56,300	795,665
#	Rothmans, Inc.	13,300	346,874
#	Royal Bank of Canada	135,257	6,788,617
*	Royal Laser Corp.	12,500	7,493
# *	Rubicon Minerals Corp.	38,000	51,349
#	Russel Metals, Inc.	31,400	813,513
	Samuel Manu-Tech, Inc.	4,700	47,800
#	Saputo, Inc.	22,200	608,766
*	Saskatchewan Wheat Pool, Inc.	124,700	1,629,304
	Savanna Energy Services Corp.	26,700	479,067
*	Saxon Energy Services, Inc.	25,100	138,219
*	Scandinavian Minerals, Ltd.	1,300	8,070
	Sceptre Invesment Counsel, Ltd.	900	8,970
# *	Scorpio Minining Corp.	30,867	47,355
*	SEMAFO, Inc.	42,000	63,581
#	Shaw Communications, Inc. Class B	17,900	347,907
	ShawCor, Ltd.	15,300	485,310
	Sherritt International Corp.	113,900	1,919,838
	Shoppers Drug Mart Corp.	16,100	824,752
*	Shore Gold, Inc.	89,181	402,300
# *	Sierra Wireless, Inc.	12,600	182,679
*	Silver Standard Resources, Inc.	11,000	409,378
*	Silver Wheaton Corp.	25,400	438,968
	Silvercorp Metals, Inc.	28,300	284,653
*	Sino-Forest Corp.	33,900	652,685
*	Skye Resources, Inc.	7,500	60,960
	SNC-Lavalin Group, Inc.	4,000	175,037
	Softchoice Corp.	3,300	56,998
*	Stantec, Inc.	15,100	496,609
*	Starfield Resources, Inc.	43,300	40,034
	Stella-Jones, Inc.	1,600	59,985
*	Storm Exploration, Inc.	9,300	110,551
*	Stornoway Diamond Corp.	64,920	39,575
*	Stratagold, Corp.	24,000	3,780
#	Sun Life Financial, Inc.	83,100	3,980,019
	Suncor Energy, Inc.	13,246	1,370,155

*	SunOpta, Inc.	25,200	$153,363
	Sun-Rype Products, Ltd.	100	1,150
*	Suramina Resources, Inc.	8,300	9,951
*	SXC Health Solutions Corp.	6,600	92,135
*	Synenco Energy, Inc.	20,700	148,270
*	Tahera Diamond Corp.	15,580	1,345
#	Talisman Energy, Inc.	201,300	3,413,459
*	Tanzanian Royalty Exploration Corp.	13,400	80,734
*	Taseko Mines, Ltd.	19,000	100,767
*	Teal Exploration & Mining, Inc.	3,000	13,716
*	Technicoil Corp.	33,900	24,454
	Teck Cominco Class B	108,647	4,330,426
	Telus Corp.	16,261	742,959
# *	Tembec, Inc.	26,800	12,253
*	Tesco Corp.	9,200	226,764
*	Thallion Pharmaceuticals, Inc.	1,500	1,006
*	The Churchill Corp.	900	15,188
*	The Descartes Systems Group, Ltd.	12,100	43,765
#	The Thomson Corp.	33,000	1,097,374
*	Theratechnologies, Inc.	9,800	81,546
*	Thompson Creek Metals Company, Inc.	20,700	421,466
	Tim Hortons, Inc.	11,100	390,431
# *	Timminco, Ltd.	16,000	347,391
# *	TLC Vision Corp.	21,900	51,621
#	Toromont Industries, Ltd.	24,400	733,797
#	Toronto Dominion Bank	83,400	5,591,634
#	Torstar Corp. Class B	28,400	487,640
#	Transalta Corp.	35,138	1,249,153
	Transat A.T., Inc. Class A	500	14,224
	Transat A.T., Inc. Class B	2,900	81,350
#	TransCanada Corp.	78,960	3,172,038
	Transcontinental, Inc. Class A	32,416	533,213
*	Transglobe Energy Corp.	13,300	72,969
*	Transition Therapeutics, Inc.	4,011	40,589
	Trican Well Service, Ltd.	36,900	642,962
*	TriStar Oil and Gas, Ltd.	13,281	202,268
*	TSO3, Inc.	9,800	22,104
#	TSX Group, Inc.	8,500	380,935
*	Tundra Semiconductor Corp.	5,800	25,634
*	Turnkey E&P, Inc.	300	1,155
*	TUSK Energy Corp.	36,300	65,279
	TVA Group, Inc. Class B	3,000	46,421
*	UEX Corp.	23,700	130,269
	Uni-Select, Inc.	8,600	220,188
*	Uranium One, Inc.	204,600	1,074,709
# *	Uranium Participation Corp.	17,000	199,492
*	Ur-Energy, Inc.	37,000	90,973
*	UTS Energy Corp.	70,100	418,784
*	Vasogen, Inc.	3,800	6,756
*	Vector Aerospace Corp.	7,900	34,674
*	Verenex Energy, Inc.	8,700	87,243
*	Vero Energy, Inc.	11,800	95,191
*	Virginia Mines, Inc.	550	3,940
*	Vitran Corp., Inc.	2,400	29,749
*	Webtech Wireless, Inc.	15,500	56,693

	Wescast Industries, Inc.	1,500	$12,177
*	Wesdome Gold Mines, Ltd.	18,300	29,749
*	West 49, Inc.	4,500	3,155
*	West Energy, Ltd.	18,400	63,561
	West Fraser Timber Co., Ltd.	16,600	535,484
*	West Timmins Mining, Inc.	10,700	9,132
*	Westaim Corp.	9,100	2,450
*	Western Canadian Coal Corp.	37,200	101,669
*	Western Copper Corp.	1,000	1,158
	Western Financial Group, Inc.	23,265	101,168
*	Westernzagros Resources, Ltd.	5,300	15,885
*	Westjet Airlines, Ltd.	18,000	364,298
*	Westport Innovations, Inc.	10,600	34,463
*	Wi-LAN, Inc.	34,200	86,521
	Winpak, Ltd.	13,300	88,509
*	Wireless Matrix Corp.	6,300	5,121
*	Xantrex Technology, Inc.	10,600	84,972
	Xceed Mortgage Corp.	7,500	14,783
*	Xtreme Coil Drilling Corp.	6,600	49,957
	Yamana Gold, Inc.	92,916	1,674,706
*	YM Biosciences, Ltd.	15,400	17,368
*	Yukon-Nevada Gold Corp.	53,980	85,008
# *	Zarlink Semiconductor, Inc.	40,900	35,737
*	ZCL Composite, Inc.	7,700	71,191

TOTAL — CANADA			203,733,586

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	175	1,798,272
# *	Aarhus Lokalbank A.S.	809	27,925
*	Aktieselskabet Ringkjoebing Bank A.S.	640	62,975
#	Aktieselskabet Roskilde Bank A.S.	4,500	237,971
#	Aktieselskabet Skjern Bank A.S.	210	19,458
*	Alm. Brand A.S.	3,850	216,152
	Amagerbanken A.S.	3,825	148,280
	Ambu A.S.	1,570	25,915
#	Auriga Industries A.S. Series B	2,400	53,432
#	Bang & Olufsen Holding A.S. Series B	3,501	236,158
# *	Bavarian Nordic A.S.	1,830	104,072
	Biomar Holding A.S.	700	25,793
#	BoConcept Holding A.S.	450	30,355
	Bonusbanken A.S.	5,000	26,815
*	Brodrene Hartmann A.S. Series B	1,150	29,982
*	Brondbyernes I.F. Fodbold A.S. Series B	3,120	38,358
*	Capinordic A.S.	24,798	77,659
	Carlsberg A.S. Series B	6,525	810,974
	Coloplast A.S.	3,250	272,897
	D/S Norden A.S.	8,600	937,342
	Dalhoff, Larson & Horneman A.S. Series B	4,600	72,383
#	Dampskibsselsk Torm A.S.	1,800	54,321
#	Dampskibsselskabet Torm A.S. ADR	10,956	331,090
	Danisco A.S.	24,450	1,720,966
#	Danske Bank A.S.	68,451	2,614,704
*	Dantherm Holding A.S.	1,600	39,287

	De Sammenslut Vogmaend	42,617	$833,085
	DFDS A.S.	1,250	178,984
	DiBa Bank A.S.	970	59,187
#	Djursland Bank A.S.	520	79,488
	East Asiatic Co., Ltd. A.S.	6,275	489,716
*	EDB Gruppen A.S.	400	10,964
#	Fionia Bank A.S.	770	204,972
	FLSmidth & Co. A.S.	6,300	588,211
	Fluegger A.S. Series B	350	36,311
#	Forstaedernes Bank A.S.	8,600	219,919
*	Genmab A.S.	8,417	493,768
# *	GN Great Nordic A.S.	88,061	429,726
*	Gronlandsbanken	290	42,971
	H&H International A.S. Series B	220	56,186
	H. Lundbeck A.S.	9,793	233,853
	Harboes Bryggeri A.S.	650	16,421
	Hedegaard (Peder P.) A.S.	230	20,872
#	IC Companys A.S.	2,350	94,844
*	Jyske Bank A.S.	26,725	1,843,345
*	Lastas A.S. Series B	1,600	51,812
*	Maconomy Corp. A.S.	10,500	42,548
	Mols-Linien A.S.	400	73,358
# *	NeuroSearch A.S.	3,604	224,099
	NKT Holding A.S.	8,995	669,212
	Nordjyske Bank A.S.	3,195	96,184
	Norresundby Bank A.S.	88	65,215
#	Novo-Nordisk A.S. Series B	2,000	136,817
	Novo-Nordisk A.S. Sponsored ADR	18,400	1,258,008
#	Novozymes A.S. Series B	2,984	260,512
	Ostjydsk Bank A.S.	222	39,887
# *	Parken Sport & Entertainment A.S.	400	96,083
#	Per Aarsleff A.S. Series B	633	97,706
*	Pharmexa A.S.	10,000	8,111
#	Ringkjoebing Landbobank Aktieselskab	1,750	241,302
#	Rockwool International A.S.	1,770	308,695
	Royal Unibrew A.S.	1,485	169,096
*	RTX Telecom A.S.	1,400	10,762
	Sanistal A.S. Series B	400	41,119
	Satair A.S.	1,000	54,617
	Schouw & Co.	3,100	258,083
	SimCorp A.S.	900	185,072
	Sjaelso Gruppen A.S.	6,600	164,983
	Sondagsavisen A.S.	3,000	16,741
#	Spar Nord Bank A.S.	18,546	394,924
	Sparbank	1,926	112,989
#	Sparekassen Faaborg A.S.	240	89,035
#	Sydbank A.S.	28,363	1,027,525
	Thrane & Thrane A.S.	1,350	81,823
	Tivoli A.S.	90	69,032
*	TK Development A.S.	9,000	117,615
*	Topdanmark A.S.	5,175	786,150
*	TopoTarget A.S.	5,400	13,022
# *	Trygvesta A.S.	12,250	942,918
*	Vestas Wind Systems A.S.	14,600	1,480,118
	Vestjysk Bank A.S.	3,580	146,284
# *	William Demant Holding A.S.	1,935	138,513

TOTAL — DENMARK			25,916,329

FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
	Alandsbanken AB Series B	1,000	$41,735
*	Aldata Solutions Oyj	22,500	38,891
#	Alma Media	12,730	192,882
#	Amer Sports Oyj Series A	31,804	664,296
	Aspo Oyj	5,400	53,597
	BasWare Oyj	3,100	37,098
# *	Biotie Therapies Corp.	16,215	19,671
# *	Cargotec Oyj Series B	14,986	740,121
#	Componenta Oyj	4,400	57,053
	Comptel P.L.C.	18,978	41,336
	Cramo Oyj	9,053	211,225
	Efore Oyj	7,109	10,705
#	Elcoteq SE	8,173	49,143
	Elektrobit Corp.	49,002	120,861
	Elisa Oyj	48,953	1,492,061
#	Finnair Oyj	29,586	362,703
	Finnlines Oyj	9,006	185,527
	Fiskars Oyj Abp Series A	15,586	306,143
	Fortum Oyj	94,945	3,964,185
#	F-Secure Oyj	10,500	39,645
	Glaston Oyj Abp	9,400	45,157
	HKScan Oyj Series A	7,400	93,401
	Huhtamaki Oyj	42,162	440,537
	Ilkka-Yhtyma Oyj	1,200	20,887
	KCI Konecranes Oyj	11,719	425,489
	Kemira Oyj	26,484	394,596
	Kesko Oyj	33,949	1,546,760
#	Kone Oyj Series B	18,348	641,989
	Laennen Tehtaat Oyj	1,800	39,535
#	Lassila & Tikanoja Oyj	5,261	148,121
	Lemminkainen Oyj	2,700	145,983
	Metso Corp. Sponsored ADR	10,446	549,005
	Metso Oyj	17,740	922,972
#	M-Real Oyj Series B	52,500	177,256
	Neste Oil Oyj	52,295	1,829,748
	Nokia Oyj	17,100	614,358
	Nokia Oyj Sponsored ADR	98,600	3,550,586
	Nokian Renkaat Oyj	15,380	632,316
*	Okmetic Oyj	6,300	23,548
	OKO Bank P.L.C. Class A	49,327	861,266
#	Olvi Oyj Series A	3,350	121,765
	Oriola-KD Oyj Class A	1,000	4,296
	Oriola-KD Oyj Class B	2,200	9,379
	Orion Oyj Series A	8,172	176,865
	Orion Oyj Series B	16,839	359,751
	Outokumpu Oyj Series A	61,035	2,314,983
	PKC Group Oyj	5,278	57,152
	Ponsse Oyj	1,600	35,143
	Poyry Oyj	10,794	265,027

#	Raisio P.L.C.	53,287	$118,516
	Ramirent Oyj	10,000	173,131
	Rapala VMC Oyj	10,000	79,378
	Rautaruukki Oyj Series K	33,117	1,443,906
	Sampo Oyj	126,525	3,433,908
	SanomaWSOY Oyj	33,346	840,860
	Sponda Oyj	6,200	79,815
	Stockmann Oyj Abp Series A	3,303	155,177
	Stockmann Oyj Abp Series B	10,605	482,758
	Stora Enso Oyj Series R	17,700	221,031
	Stora Enso Oyj Sponsored ADR	110,900	1,397,362
	SYSOPENDIGIA P.L.C.	5,039	24,085
	Talentum Oyj	2,000	8,844
	Tecnomen Oyj	21,200	35,195
	Teleste Oyi	3,831	41,101
	TietoEnator Oyj	37,079	696,020
	Tiimari P.L.C.	4,700	29,883
*	Trainers’ House P.L.C.	23,700	44,472
	Turkistuottajat Oyj	1,600	21,047
	UPM-Kymmene Oyj	139,215	2,408,483
	UPM-Kymmene Oyj Sponsored ADR	79,454	1,385,908
#	Uponor Oyj Series A	8,793	229,665
	Vacon Oyj	2,122	85,322
	Vaisala Oyj Series A	2,892	125,518
	Wartsila Corp. Oyj Series B	13,196	902,027
	YIT Oyj	14,450	358,978

TOTAL — FINLAND			39,899,139

FRANCE — (6.4%)
COMMON STOCKS — (6.3%)
	Accor SA	14,309	1,016,345
	Air France-KLM	24,109	649,551
	Air Liquide SA	19,416	2,747,798
	Alcatel-Lucent SA	103,869	609,114
	Alcatel-Lucent SA Sponsored ADR	67,800	397,986
	Alstom SA	5,639	1,185,083
*	Alten	5,616	176,153
# *	Altran Technologies SA	25,319	186,657
	April Group SA	2,752	173,853
# *	Archos	364	5,549
*	Arkema	30,995	1,762,787
#	Assystem	3,965	55,528
*	Atos Origin SA	35,179	1,895,696
	Aubay	3,818	32,628
	Audika SA	1,077	47,294
*	Avanquest Software	1,259	11,988
#	AXA SA	3,554	119,828
	AXA SA Sponsored ADR	246,012	8,280,764
	Beneteau SA	7,737	193,466
	bioMerieux	1,800	205,684
	BNP Paribas SA	130,948	11,706,680
	Boiron SA	2,461	58,838
	Bonduelle SCA	1,528	183,324
	Bongrain SA	4,370	481,654

#	Bourbon SA	14,311	$819,049
	Bouygues SA	19,372	1,323,104
*	Bull SA	7,653	33,425
	Canal Plus SA	10,302	107,479
	Capgemini SA	70,002	3,825,111
	Carbone Lorraine SA	5,059	210,409
	Carrefour SA	21,782	1,531,832
	Casino Guichard Perrachon SA	12,573	1,422,088
	Cegedim SA	962	79,643
	Cegid Group	1,684	65,105
	Cie Generale D’Optique Essilor Intenational SA	10,712	636,051
	Ciments Francais SA	4,755	750,484
#	Clarins SA	4,239	297,534
# *	Club Mediterranee SA	5,490	257,769
	CNP Assurances	13,389	1,473,261
	Compagnie de Saint-Gobain	73,091	5,713,817
*	Compagnie Generale de Geophysique-Veritas SA	431	105,146
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	51,895	2,523,135
	Compagnie Generale des Establissements Michelin Series B	28,046	2,762,244
	Credit Agricole SA	105,741	2,868,194
*	CS Communication & Systemes	2,624	84,990
	Damartex SA	174	4,853
	Dassault Systemes SA	1,044	56,925
#	Dassault Systemes SA ADR	5,737	311,806
	Delachaux SA	5,674	455,194
*	Derichebourg	18,045	136,272
	Dior (Christian) SA	4,961	540,641
	Eiffage SA	2,914	256,410
	Electricite de Strasbourg	606	114,859
# *	Eramet SA	2,107	1,595,583
	Esso Ste Anonyme Francaise	1,485	344,270
#	Establissements Maurel et Prom	44,550	856,347
	Etam Developpement SA	1,873	65,941
	Euler Hermes SA	8,497	868,653
*	Euro Disney S.C.A.	10,532	119,355
#	European Aeronautic Defence & Space Co.	97,496	2,556,735
	Eutelsat Communications	13,301	365,813
*	Exel Industries SA	502	68,770
# *	Faurecia SA	3,987	203,700
#	Fimalac SA	2,895	166,300
	Fleury Michon SA	463	27,365
	France Telecom SA	20,447	686,383
	France Telecom SA Sponsored ADR	185,300	6,198,285
	Gascogne SA	262	24,767
	Gaumont SA	768	68,519
	Geodis SA	1,273	164,614
	GFI Informatique SA	12,831	85,047
*	Gifi	712	59,201
	Ginger (Groupe Ingenierie Europe)	1,518	32,136
	GL Events	1,571	78,280
	Groupe Crit	1,403	38,898
	Groupe Danone	1,282	100,424
	Groupe Danone Sponsored ADR	36,200	571,312
# *	Groupe Go Sport SA	568	42,262

*	Groupe Open	2,036	$34,673
	Groupe Steria SCA	3,800	113,334
	Guerbet SA	412	66,635
	Guyenne et Gascogne SA	2,496	365,113
#	Haulotte Group SA	7,967	167,919
	Havas SA	146,577	681,375
	Hermes International SA	8,256	966,227
#	Iliad SA	2,800	258,188
	Imerys SA	12,630	1,059,322
	IMS International Metal Service SA	5,566	204,844
# *	Infogrames Entertainment SA	170,186	38,755
	Ingenico SA	3,066	81,133
*	Ipsen SA	2,161	130,825
	Ipsos SA	11,757	332,961
	JC Decaux SA	23,421	705,745
	Lafarge SA	9,534	1,648,142
#	Lafarge SA Sponsered ADR	83,710	3,652,912
	Lafuma SA	317	17,128
	Lagardere SCA	63,323	4,975,113
	Laurent-Perrier	908	136,994
	Lectra	2,553	15,875
*	Legrand SA	27,620	873,143
	Lisi SA	1,725	158,494
	L’Oreal SA	9,374	1,112,423
*	LVL Medical Groupe SA	1,560	43,702
	LVMH (Louis Vuitton Moet Hennessy)	10,586	1,087,619
	M6 Metropole Television	9,167	216,098
	Maisons Franc	470	23,630
	Manitou BF SA	5,883	195,979
	Manutan International SA	899	68,305
	Montupet SA	2,906	39,613
#	Mr. Bricolage SA	4,012	100,738
	Natixis	111,877	1,637,337
	Naturex	395	15,450
	Neopost SA	3,568	370,352
	Nexans SA	11,606	1,267,142
	Nexity	7,400	308,379
	Norbert Dentressangle	1,594	133,799
#	NRJ Group	3,110	30,830
	Oberthur Card Systems SA	12,572	94,835
*	Oeneo	14,931	41,659
	Orco Property Group	2,032	207,123
*	Orpea	3,242	201,222
	PagesJaunes SA	22,997	427,750
	Pernod-Ricard SA	34,617	3,661,992
	Peugeot SA	45,843	3,484,931
	Pierre & Vacances	1,796	187,190
	Plastic Omnium SA	4,095	183,139
	Plastivaloire SA	1,015	30,811
	PPR SA	21,724	2,962,863
	Publicis Groupe	30,923	1,116,712
	Publicis Groupe ADR	25,423	925,883
	Radiall SA	200	23,995
	Rallye SA	6,361	374,910
	Remy Cointreau SA	8,998	565,319

	Renault SA	33,455	$3,574,530
*	Rhodia SA	28,286	702,201
	Robertet SA	268	34,578
*	Rodriguez Group SA	1,164	26,547
	Rougier SA	540	50,139
	Rubis SA	2,555	217,905
	Safran SA	84,221	1,685,463
	Saft Groupe SA	900	36,830
	SAMSE SA	420	45,411
	Sanofi - Aventis	2,000	147,824
	Sanofi - Aventis ADR	197,895	7,339,926
	Schneider Electric SA	46,079	5,246,725
*	SCOR SE (4797364)	9	28
	SCOR SE (B1LB9P6)	95,950	2,172,186
	SEB SA	3,520	610,305
	Sechilienne SA	2,425	167,722
	Societe BIC SA	13,315	841,887
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	89	79,660
	Societe Generale Paris	38,903	4,162,570
#	Societe Industrielle D’Aviations Latecoere SA	1,445	33,241
	Societe Marseillaise du Tunnel Prado Carenage	805	35,647
	Societe Television Francaise 1	17,254	406,589
	Sodexho Alliance SA	10,226	574,534
	Sodexho Alliance SA Sponsored ADR	3,800	215,233
# *	Soitec SA	9,862	61,089
	Somfy SA	1,092	247,150
	Sopra Group SA	1,545	107,056
	Sperian Protection	2,309	221,947
	Spir Communication SA	648	56,815
#	Stallergenes SA	892	58,227
	STEF-TFE	2,280	150,259
	Sucriere de Pithiviers Le Vieil	33	26,761
	Suez SA	4,083	259,567
	Suez SA ADR	700	44,855
	Synergie SA	1,627	43,414
	Technip SA	13,967	1,140,219
	Technip SA ADR	26,993	2,218,547
	Teleperformance SA	26,791	845,800
	Tessi SA	412	19,374
	Thales SA	7,279	445,407
# *	Theolia SA	5,474	148,463
*	Thomson	73,930	567,919
	Thomson Sponsored ADR	43,600	333,976
	Total SA	19,007	1,431,296
	Total SA Sponsored ADR	73,190	5,517,794
	Toupargel Groupe	290	9,460
	Trigano SA	4,484	176,243
*	UbiSoft Entertainment SA	7,624	640,778
	Union Financiere de France Banque SA	300	17,755
	Valeo SA	28,654	1,083,778
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	2,589	537,312
*	Valtech	9,673	6,130
#	Veolia Environnement SA	3,093	275,194
#	Veolia Environnement SA ADR	18,057	1,607,976

	Viel et Compagnie	5,851	$34,074
	Vilmorin et Cie SA	1,691	285,047
	Vinci SA	74,343	5,133,418
	Virbac SA	1,272	118,330
	Vivendi SA	157,981	6,243,454
	VM Materiaux SA	452	43,469
	Vranken Pommery Monopole	1,407	114,192
	Wendel	7,040	793,991
	Zodiac SA	17,098	889,694
TOTAL COMMON STOCKS			174,530,529

RIGHTS/WARRANTS — (0.1%)
*	Infogrames Entertainment SA Warrants 12/31/09	3,780	459
*	Societe Generale d’Enterprise SA Rights 02/28/08	9,726	1,068,723
TOTAL RIGHTS/WARRANTS			1,069,182

TOTAL — FRANCE			175,599,711

GERMANY — (6.2%)
COMMON STOCKS — (6.2%)
	A.S. Creation Tapeton AG	648	33,357
	Aareal Bank AG	19,629	667,599
	ADCapital AG	4,082	72,627
	Adidas-Salomon AG	16,463	1,044,917
*	Adlink Internet Media AG	1,531	36,224
# *	ADVA AG Optical Networking	3,330	9,909
*	Aixtron AG	23,204	307,164
	Allianz SE	38,332	6,608,142
	Allianz SE Sponsered ADR	365,100	6,407,505
	Altana AG	28,462	662,994
	Amadeus Fire AG	778	15,897
	AMB Generali Holding AG	4,386	661,707
*	Analytik Jena AG	3,242	32,449
	Andreae-Noris Zahn AG	1,235	67,738
*	Arcandor AG	6,305	112,920
*	Augusta Technologie AG	3,526	80,391
#	AWD Holding AG	3,367	152,444
	Baader Wertpapierhandelsbank AG	8,136	51,623
# *	Balda AG	8,210	73,524
	BASF AG	38,583	4,933,796
	BASF AG Sponsored ADR	29,500	3,779,755
	Bayer AG	9,647	742,423
	Bayer AG Sponsored ADR	10,900	840,931
	Bayerische Motoren Werke AG	75,286	4,148,333
#	Beate Uhse AG	4,391	8,866
	Bechtle AG	4,192	126,534
	Beiersdorf AG	4,857	384,511
	Bertrandt AG	1,086	39,908
	Bilfinger Berger AG	20,880	1,657,696
	Biotest AG	1,421	72,221
	Boewe Systec AG	548	18,862
*	Borussia Dortmund GmbH & Co. KGaA	19,779	41,519
	Celesio AG	32,936	1,888,059
	Cenit AG	2,601	26,878

# *	CENTROTEC Sustainable AG	3,057	$53,227
#	Cewe Color Holding AG	1,119	39,432
# *	ComBOTS AG	5,075	78,009
	Comdirect Bank AG	11,936	147,029
	Commerzbank AG	164,250	4,938,023
	Computerlinks AG	2,635	49,166
#	Conergy AG	3,450	75,553
	Continental AG	12,672	1,249,607
	CTS Eventim AG	2,146	83,997
	Curanum AG	6,007	55,794
*	D. Logistics AG	10,845	22,749
*	D+S europe AG	11,389	163,832
#	DAB Bank AG	7,813	68,435
	DaimlerChrysler AG	126,142	10,504,260
	DaimlerChrysler AG ADR	34,500	2,870,055
	Data Modul AG	2,096	50,925
*	DEAG Deutsche Entertainment AG	13,909	35,093
	Deutsche Bank AG	31,181	3,459,258
	Deutsche Bank AG ADR	35,300	3,916,888
	Deutsche Boerse AG	10,834	1,723,951
#	Deutsche Euroshop AG	2,358	90,215
	Deutsche Lufthansa AG	68,305	1,598,665
	Deutsche Post AG	133,522	4,423,857
	Deutsche Postbank AG	18,579	1,803,959
	Deutsche Telekom AG	297,397	5,652,951
	Deutsche Telekom AG Sponsored ADR	177,200	3,347,308
	Deutsche Wohnen AG	7,362	243,100
# *	Deutz AG	13,317	139,163
#	Douglas Holding AG	13,071	693,638
*	Drillisch AG	2,378	17,179
*	Duerr AG	2,775	102,815
	DVB Bank AG	1,085	460,780
	E. ON AG	3,491	657,267
	E. ON AG Sponsered ADR	222,070	13,967,648
	Eckert and Ziegler AG	1,958	28,173
	Elexis AG	1,516	36,693
*	Elmos Semiconductor AG	3,626	29,341
*	EM. Sports Media AG	23,860	101,503
	Epcos AG	12,644	177,472
	Epcos AG Sponsored ADR	18,100	256,915
*	Escada AG	393	7,664
	Euwax AG	1,099	84,174
# *	Evotec AG	29,359	82,957
	Fielmann AG	2,338	137,651
*	FJA AG	3,661	12,532
	Fraport AG	13,008	974,545
#	Freenet AG	9,857	189,112
	Fresenius Medical Care AG & Co.	1,707	89,371
	Fresenius Medical Care AG & Co. ADR	20,000	1,046,600
	Fuchs Petrolub AG	1,249	112,490
*	GEA Group AG	60,062	1,943,212
	Gerry Weber International AG	1,058	32,808
	Gesco AG	1,146	76,396
	GFK AG	7,174	283,926
*	GFT Technologies AG	10,996	47,473

# *	GPC Biotech AG	3,290	$12,241
*	Grammer AG	3,753	102,974
	Grenkeleasing AG	2,992	108,621
	Hannover Rueckversicherung AG	32,828	1,567,183
	Hawesko Holding AG	1,492	43,934
	Heidelberger Druckmaschinen AG	22,761	555,880
	Heidelberger Zement AG	6,057	969,605
	Henkel KGAA	8,343	336,935
	Hochtief AG	15,778	1,710,739
	Hypo Real Estate Holding AG	49,857	1,435,696
# *	IKB Deutsche Industriebank AG	12,097	104,982
	Indus Holding AG	3,730	117,123
*	Infineon Technologies AG	204,099	1,650,620
*	Infineon Technologies AG ADR	46,000	371,220
	INTERSEROH AG	1,428	108,155
#	Isra Vision Systems AG	1,054	17,067
	IVG Immobilien AG	47,663	1,671,245
*	Jenoptik AG	22,208	162,284
	K&S AG	4,291	1,248,564
	Kontron AG	15,478	242,019
	Krones AG	6,001	464,100
	KSB AG	214	146,580
*	Kuka AG	5,210	167,842
	KWS Saat AG	2,056	452,447
	Lanxess AG	38,823	1,480,129
	Leifheit AG	465	9,636
	Leoni AG	14,709	612,328
	Linde AG	32,497	4,319,745
*	Loewe AG	3,879	65,276
	LPKF Laser & Electronics AG	6,673	41,779
	MAN AG	9,089	1,198,844
	MasterFlex AG	2,147	52,744
# *	Maxdata Computer AG	12,610	31,396
*	Mediclin AG	13,261	49,727
*	Medigene AG	8,920	58,160
# *	Medion AG	9,847	252,820
	Merck KGAA	2,779	345,538
	Metro AG	8,690	720,723
#	MLP AG	8,645	122,001
*	Morphosys AG	1,684	108,296
	MTU Aero Engines Holding AG	8,665	439,829
	Muehlabauer Holdings AG & Co. KGAA	1,362	38,174
#	Munchener Rueckversicherungs-Gesellschaft AG	44,371	7,807,006
#	MVV Energie AG	7,220	348,666
	Nemetschek AG	1,657	49,650
#	Norddeutsche Affinerie AG	21,796	880,326
# *	Nordex AG	5,069	181,907
	OHB Technology AG	2,466	42,462
	Oldenburgische Landesbank AG	1,147	87,500
*	Paion AG	3,900	10,613
	PC-Ware AG	613	11,208
	Pfeiffer Vacuum Technology AG	1,165	102,044
#	Pfleiderer AG	26,942	598,384
*	Plambeck Neue Energien AG	11,246	44,338
*	Plasmaselect AG	3,271	6,500

*	Premiere AG	33,685	$721,325
	Progress-Werk Oberkirch AG	638	31,801
*	Pulsion Medical Systems AG	6,376	51,072
*	Q-Cells AG	2,927	235,174
# *	QIAGEN NV	32,932	730,115
# *	QSC AG	6,902	22,777
	R. Stahl AG	837	38,818
	Rational AG	494	95,966
#	REALTECH AG	2,321	44,295
	Renk AG	322	29,250
*	REpower Systems AG	837	188,812
	Rheinmetall AG	15,640	1,093,018
	Rhoen-Klinikum AG	22,602	651,375
	RWE AG (Neu) Series A	16,950	2,052,046
	Salzgitter AG	16,816	2,947,524
	SAP AG	496	23,423
#	SAP AG Sponsored ADR	23,000	1,090,430
	Sartorius AG	986	37,461
	Schlott Sebaldus AG	2,314	53,067
*	SGL Carbon AG	9,726	539,770
	Siemens AG Sponsored ADR	43,000	5,489,380
	Silicon Sensor International AG	1,741	26,700
# *	Singulus Technologies AG	17,729	255,227
	Sixt AG	3,149	128,365
	Software AG	3,248	235,437
# *	Solar Millennium AG	1,000	38,327
# *	Solon AG fuer Solartechnik	2,566	184,843
	Stada Arzneimittel AG	17,186	1,204,138
	STINAG Stuttgarter Invest AG	2,186	91,858
#	Strabag AG	422	149,789
	Stratec Biomedical Systems AG	1,763	42,034
#	Suedzucker AG	35,935	792,210
# *	Suess Microtec AG	7,173	48,046
#	Takkt AG	4,482	77,396
	Technotrans AG	2,367	50,785
	ThyssenKrupp AG	65,670	3,776,487
# *	TUI AG	116,366	2,801,436
	Umweltbank AG	1,686	40,062
	United Internet AG	16,043	303,698
	Utimaco Safeware AG	1,545	24,301
#	Vivacon AG	2,396	55,122
	Volkswagen AG	20,456	4,657,698
	Vossloh AG	3,403	469,674
*	Wacker Chemie AG	893	189,688
	Wincor Nixdorf AG	4,962	394,551
*	Wirecard AG	10,893	185,600
	Wuerttembergische Lebensversicherung AG	2,738	125,261
	Wuerttembergische Metallwarenfabrik AG	1,571	77,319
TOTAL COMMON STOCKS			170,823,015

RIGHTS/WARRANTS — (0.0%)
*	Beate Ushe AG Rights 03/03/08	4,391	600
*	Solar Millennium AG Rights 03/04/08	1,000	1,139
TOTAL RIGHTS/WARRANTS			1,739

TOTAL — GERMANY			170,824,754

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
	A. Kalpinis - N. Simos Steel Service Center	9,508	$22,174
*	Aegek S.A.	57,209	31,744
	Agricultural Bank of Greece S.A.	102,630	530,603
*	Alapis Holdings Industrial & Commercial S.A.	324,272	1,047,905
	Alpha Bank A.E.	89,464	2,713,861
	Alumil Milonas Aluminum Industry S.A.	6,033	36,021
	Anek Lines S.A.	64,919	204,743
	Aspis Bank S.A.	6,175	25,974
*	Astir Palace Hotels S.A.	4,440	37,258
	Athens Medical Center S.A.	13,297	71,002
	Atti-Kat S.A.	21,980	26,312
	Autohellas S.A.	4,100	32,697
*	Babis Vovos International Construction S.A.	1,840	56,441
*	Bank of Attica S.A.	13,678	70,053
	Bank of Greece	8,760	1,204,121
	C. Rokas S.A.	1,380	33,077
	Coca-Cola Hellenic Bottling Co. S.A.	7,800	341,367
	Coca-Cola Hellenic Bottling Co. S.A. ADR	12,900	562,311
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	9,390	51,126
	EFG Eurobank Ergasias S.A.	105,435	3,037,213
	Elektrak S.A.	4,469	27,966
*	Emporiki Bank of Greece S.A.	6,570	193,110
	ETEM S.A.	6,622	17,758
*	Euro Reliance General Insurance Co. S.A.	9,660	39,430
	Euromedica S.A.	4,440	60,626
*	Forthnet S.A.	12,491	170,086
	Fourlis Holdings S.A.	5,960	175,344
	Frigoglass S.A.	3,511	110,470
	GEK Group of Cos S.A.	23,565	276,263
*	Geniki Bank	11,894	81,823
*	Greek Postal Savings Bank	2,876	43,179
	Halkor S.A.	12,190	48,195
	Hellenic Cables S.A.	4,830	30,202
	Hellenic Duty Free Shops S.A.	1,480	25,390
	Hellenic Petroleum S.A.	59,290	830,177
*	Hellenic Sugar Industry S.A.	5,435	33,541
	Hellenic Technodomiki Tev S.A.	65,899	807,114
	Hellenic Telecommunication Organization Co. S.A.	9,070	251,946
#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	105,300	1,462,617
	Heracles General Cement Co. S.A.	11,802	293,124
	Iaso S.A.	11,360	163,723
	Inform P. Lykos S.A.	7,042	35,943
	Intracom Holdings S.A.	39,226	145,560
	J&P-Avax S.A.	10,991	85,016
	Kathimerini Publishing S.A.	3,935	35,151
	Lambrakis Press S.A.	31,700	130,528
	Lampsa Hotel Co.	2,200	56,633
	Lavipharm S.A.	3,320	13,278
	M.J. Mailis S.A.	12,070	21,186

*	Maritime Company of Lesvos S.A.	21,461	$18,263
	Metka S.A.	4,852	97,212
	Michaniki S.A.	18,193	126,473
	Minoan Lines S.A.	23,890	167,820
*	Motodynamic S.A.	487	3,598
	Motor Oil (Hellas) Corinth Refineries S.A.	7,779	160,358
	Mytilineos Holdings S.A.	45,056	680,924
	National Bank of Greece S.A.	11,760	637,190
	National Bank of Greece S.A. ADR	328,370	3,589,084
	Neochimiki Lv Lavrentiadis S.A.	13,893	373,076
	Nirefs Acquaculture S.A.	6,275	20,271
	Piraeus Bank S.A.	35,155	1,046,367
	Public Power Corp.	20,165	856,419
	Real Estate Development & Services S.A.	9,620	49,522
	S&B Industrial Minerals S.A.	5,367	83,355
	Sarantis S.A.	3,070	55,445
	Sato S.A.	10,903	25,343
	Sfakianakis S.A.	6,016	58,499
*	Singularlogic S.A.	10,740	37,034
*	Technical Olympic S.A.	26,803	30,927
	Teletypos S.A. Mega Channel	4,090	34,182
	Terna Tourist Technical & Maritime S.A.	5,613	65,539
	Titan Cement Co. S.A.	13,309	572,512
	Viohalco S.A.	57,580	635,178
*	Vioter S.A.	31,659	37,991

TOTAL — GREECE			25,263,964

HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
	Aeon Stores (Hong Kong) Co., Ltd.	32,000	64,790
	Alco Holdings, Ltd.	60,000	20,661
	Allied Group, Ltd.	70,000	307,061
#	Allied Properties, Ltd.	1,580,000	361,226
*	A-Max Holdings, Ltd.	2,470,000	27,311
	Asia Financial Holdings, Ltd.	192,000	106,386
	Asia Satellite Telecommunications Holdings, Ltd. Sponsored ADR	2,300	44,328
	Asia Standard Hotel	2,628,614	29,670
	Asia Standard International Group, Ltd.	1,610,704	38,917
*	Asian Union New Media Group, Ltd.	3,400,000	68,230
	ASM Pacific Technology, Ltd.	21,500	142,808
*	Associated International Hotels	35,000	75,587
	Bank of East Asia, Ltd.	213,221	1,145,241
*	BOC Hong Kong (Holdings), Ltd.	106,500	261,257
*	Bossini International Holdings, Ltd.	530,000	23,901
*	Burwill Holdings, Ltd.	432,000	32,821
#	C C Land Holdings, Ltd.	201,000	206,280
	Cafe de Coral Holdings, Ltd.	82,000	167,045
*	Capital Estate, Ltd.	5,495,000	81,991
	Capital Strategic Investment, Ltd.	1,490,000	58,491
	Cathay Pacific Airways, Ltd.	394,000	811,893
*	CATIC International Holdings, Ltd.	2,160,000	94,692
	CCT Telecom Holdings, Ltd.	156,000	25,933
*	Celestial Asia Securities Holdings, Ltd.	160,000	16,497

	Century City International	6,016,000	$92,685
	Champion Technology Holdings, Ltd.	459,005	81,274
	Chen Hsong Holdings, Ltd.	148,000	79,014
	Cheuk Nang (Holdings), Ltd.	27,117	20,066
	Cheung Kong Holdings, Ltd.	188,000	2,810,589
	Cheung Kong Infrastructure Holdings, Ltd.	119,000	470,678
	Chevalier International Holdings, Ltd.	62,000	58,144
*	Chia Tai Enterprises International, Ltd.	440,000	10,748
*	China Foods, Ltd.	136,000	82,967
# *	China Grand Forestry Resources Group, Ltd.	2,564,000	381,041
	China Hong Kong Photo Products Holdings, Ltd.	370,000	33,506
*	China Infrastructure Investment, Ltd.	886,000	41,691
	China Merchants Holdings (International) Co., Ltd.	69,449	374,081
	China Metal International Holdings, Ltd.	340,000	93,276
*	China Motion Telecom International, Ltd.	490,000	25,619
*	China Renji Medical Group, Ltd.	3,762,000	57,324
	China Resources Logic, Ltd.	278,000	32,380
# *	China Seven Star Shopping, Ltd.	3,480,000	111,524
	China Shineway Pharmaceutical Group, Ltd.	42,000	26,793
*	China Solar Energy Holdings, Ltd.	260,000	16,159
*	China Timber Resources Group, Ltd.	3,200,000	67,872
	China Unicom, Ltd. ADR	3,300	70,059
#	China Wireless Technologies, Ltd.	216,000	25,219
# *	China Zenith Chemical Group, Ltd.	920,000	49,555
	China Zirconium, Ltd.	292,000	42,190
# *	Chinese People Holdings Co., Ltd.	390,000	16,642
#	Chong Hing Bank, Ltd.	57,000	120,621
	Chow Sang Sang Holdings	110,000	125,761
	Chu Kong Shipping Development	196,000	37,885
	Chuang’s China Investments, Ltd.	299,000	28,265
	Chuang’s Consortium International, Ltd.	346,340	60,408
	Chun Wo Development Holdings, Ltd.	242,000	37,814
	Chung Tai Printing Holdings, Ltd.	2,040,000	61,812
	CITIC International Financial Holdings, Ltd.	193,000	96,847
#	City Telecom, Ltd. ADR	5,412	26,140
*	Clear Media, Ltd.	64,000	55,409
	CLP Holdings, Ltd.	72,000	562,833
	CNOOC, Ltd. ADR	1,700	281,809
#	Coastal Greenland, Ltd.	1,056,000	204,655
	COL Capital, Ltd.	64,000	35,022
	COSCO International Holdings, Ltd.	200,000	157,330
	Coslight Technology International Group, Ltd.	128,000	68,896
	Cosmos Machinery Enterprises, Ltd.	250,000	22,070
*	CSMC Technologies Corp.	500,400	40,566
*	Culturecom Holdings, Ltd.	3,798,000	73,370
	Dah Sing Banking Group, Ltd.	143,400	248,319
	Dah Sing Financial Holdings, Ltd.	64,400	470,966
	Daisho Microline Holdings, Ltd.	152,000	21,873
*	Dan Form Holdings Co., Ltd.	329,000	26,038
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	30,242
#	Dickson Concepts International, Ltd.	119,000	96,073
*	DVN Holdings, Ltd.	177,000	20,852
	Dynamic Holdings, Ltd.	28,000	9,039
	Eagle Nice (International) Holdings, Ltd.	162,000	36,498
*	Easyknit Enterprises Holdings, Ltd.	240,000	1,262

	EcoGreen Fine Chemical Group	92,000	$27,633
*	Eforce Holdings, Ltd.	60,000	2,669
#	EganaGoldpfeil Holdings, Ltd.	209,588	17,777
	Emperor Capital Group, Ltd.	22,800	2,927
	Emperor Entertainment Hotel, Ltd.	310,000	78,493
	Emperor International Holdings, Ltd.	428,000	171,539
# *	Enerchina Holdings, Ltd.	272,287	9,998
*	ENM Holdings, Ltd.	328,000	11,236
	Esprit Holdings, Ltd.	44,300	552,830
# *	eSun Holdings, Ltd.	114,000	55,277
*	Extrawell Pharmaceutical Holdings, Ltd.	170,000	43,039
	Fairwood Holdings, Ltd.	35,000	41,591
#	Far East Consortium	529,250	234,271
	First Natural Foods Holdings, Ltd.	225,000	29,650
	First Pacific Co., Ltd.	408,000	308,808
	Fong’s Industries Co., Ltd.	64,000	37,740
*	Foundation Group, Ltd.	650,000	40,712
	Fountain Set Holdings, Ltd.	262,000	52,763
*	Foxconn International Holdings, Ltd.	74,000	115,924
*	Frasers Property China, Ltd.	1,240,000	35,710
*	Freeman Corp., Ltd.	1,928,000	11,593
	Fubon Bank Hong Kong, Ltd.	160,000	114,187
	Fujikon Industrial Holdings, Ltd.	128,000	40,221
# *	Fushan International Energy Group, Ltd.	156,000	82,614
# *	Galaxy Entertainment Group, Ltd.	455,000	364,367
*	Genesis Energy Holdings, Ltd.	1,325,000	39,608
	Get Nice Holdings, Ltd.	954,000	78,206
#	Giordano International, Ltd.	446,000	186,727
	Global Green Tech Group, Ltd.	246,000	42,915
	Glorious Sun Enterprises, Ltd.	122,000	65,970
# *	Golden Resorts Group, Ltd.	1,662,000	70,123
	Golden Resources Development International, Ltd.	330,000	25,009
	Goldlion Holdings, Ltd.	239,000	69,694
	Grande Holdings, Ltd.	54,000	15,840
	Great Eagle Holdings, Ltd.	155,598	469,644
	Guangnan Holdings, Ltd.	146,000	27,087
#	Hang Fung Gold Technology, Ltd.	250,000	71,696
	Hang Lung Group, Ltd.	277,000	1,265,209
	Hang Lung Properties, Ltd.	377,000	1,353,745
	Hang Seng Bank, Ltd.	24,500	464,358
	Hanny Holdings, Ltd.	1,416,000	37,907
*	Hans Energy Co., Ltd.	232,000	15,494
	Henderson Investment, Ltd.	477,000	23,371
	Henderson Land Development Co., Ltd.	283,692	2,202,525
*	Heng Tai Consumables Group, Ltd.	320,000	47,928
*	Hi Sun Technology (China), Ltd.	279,000	67,722
	HKC (Holdings), Ltd.	3,670	821
#	HKR International, Ltd.	370,933	284,955
	Hon Kwok Land Investment Co., Ltd	118,000	40,636
	Hong Kong and China Gas Co., Ltd.	184,900	533,755
	Hong Kong and Shanghai Hotels, Ltd.	188,431	303,486
	Hong Kong Electric Holdings, Ltd.	86,000	483,747
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	15,389
	Hongkong Chinese, Ltd.	222,000	41,748
#	Hopewell Highway Infrastructure, Ltd.	207,000	176,811

	Hopewell Holdings, Ltd.	324,000	$1,484,908
	Hsin Chong Construction Group, Ltd.	280,000	76,236
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	34,052
	Huafeng Textile International Group, Ltd.	556,000	31,279
*	Hualing Holdings, Ltd.	506,000	34,390
	Hung Hing Printing Group, Ltd.	64,524	23,884
	Hutchison Harbour Ring, Ltd.	2,568,000	202,408
	Hutchison Telecommunications International, Ltd.	111,000	148,695
	Hutchison Whampoa, Ltd.	318,000	2,974,189
	Hysan Development Co., Ltd.	55,605	152,926
	I.T., Ltd.	316,000	96,199
	I-Cable Communications, Ltd.	85,000	15,755
*	IDT International, Ltd.	612,000	23,907
*	Imagi International Holdings, Ltd.	64,000	13,746
	Industrial & Commercial Bank of China (Asia), Ltd.	91,143	197,582
	Integrated Distribution Services Group, Ltd.	21,000	58,317
*	Interchina Holdings Co., Ltd.	3,390,000	34,620
	IPE Group, Ltd.	325,000	37,344
	ITC Corp., Ltd.	431,131	26,800
*	ITC Properties Group, Ltd.	415,000	15,471
# *	Jinhui Holdings Co., Ltd.	86,000	57,655
#	Johnson Electric Holdings, Ltd.	533,000	246,999
	K Wah International Holdings, Ltd.	563,882	258,442
*	Kai Yuan Holdings, Ltd.	2,080,000	62,015
	Kantone Holdings, Ltd.	510,779	43,390
*	Karl Thomson Holdings, Ltd.	180,000	35,494
	Keck Seng Investments	126,000	69,505
	Kerry Properties, Ltd.	119,583	797,449
	Kin Yat Holdings, Ltd.	148,000	36,940
	Kingboard Chemical Holdings, Ltd.	217,000	964,528
	Kowloon Development Co., Ltd.	157,000	350,192
	Lai Fung Holdings, Ltd.	2,392,000	92,224
*	Lai Sun Development Co., Ltd.	2,373,000	51,240
*	Lai Sun Garment International, Ltd.	432,000	25,413
	Le Saunda Holdings, Ltd.	200,000	29,289
	Lee & Man Paper Manufacturing, Ltd.	79,600	222,234
	Lerado Group Holding Co.	408,000	44,069
	Li & Fung, Ltd.	121,600	443,063
	Lifestyle International Holdings, Ltd.	86,000	222,794
	Lippo, Ltd.	104,000	85,522
	Liu Chong Hing Investment, Ltd.	76,000	98,940
	Luen Thai Holdings, Ltd.	230,000	23,384
	Luk Fook Holdings (International), Ltd.	110,000	83,081
#	Luks Industrial Group, Ltd.	110,000	108,458
*	Lung Cheong International Holdings, Ltd.	1,224,000	70,713
	Lung Kee (Bermuda) Holdings, Ltd.	168,000	68,215
# *	Macau Success, Ltd.	260,000	37,949
	Magnificent Estates	2,312,000	78,866
	Man Yue International Holdings, Ltd.	220,000	48,601
	Matsunichi Communications Holdings, Ltd.	158,000	147,043
#	Melco International Development, Ltd.	379,000	534,564
#	Midland Holdings, Ltd.	154,000	206,214
	Mirabell International Holdings	76,000	56,658
	Miramar Hotel & Investment	87,000	132,131
*	Mongolia Energy Corporation, Ltd.	155,000	161,431

	MTR Corp., Ltd.	352,989	$1,310,495
	Nam Tai Electronic & Electrical Products, Ltd.	213,000	48,363
# *	Nan Hai Corp., Ltd.	19,050,000	235,800
	Nanyang Holdings	4,000	9,266
	Natural Beauty Bio-Technology, Ltd.	370,000	99,616
	New Century Group Hong Kong, Ltd.	464,000	10,011
#	New World China Land, Ltd.	604,400	412,534
	New World Development Co., Ltd.	653,453	1,756,479
	Next Media, Ltd.	270,000	104,140
	Norstar Founders Group, Ltd.	280,000	84,632
	NWS Holdings, Ltd.	290,361	844,232
	Oriental Press Group	536,000	79,386
	Oriental Watch Holdings	132,000	57,775
#	Pacific Andes International Holdings, Ltd.	490,233	91,962
	Pacific Basin Shipping, Ltd.	247,000	409,289
	Pacific Century Premium Developments, Ltd.	579,000	207,877
	Paliburg Holdings, Ltd.	2,707,900	75,989
	PCCW, Ltd.	375,000	216,389
	PCCW, Ltd. Sponsored ADR	7,400	42,893
	Peace Mark Holdings, Ltd.	100,000	111,536
	Pico Far East Holdings, Ltd.	190,000	27,467
#	Playmates Holdings, Ltd.	45,400	23,591
# *	Playmates Toys, Ltd.	45,400	2,305
*	PME Group, Ltd.	250,000	28,314
*	Pokphand (C.P.) Co., Ltd.	1,200,000	68,203
#	Poly Hong Kong Investment, Ltd.	125,000	88,551
	Ports Design, Ltd.	61,500	182,211
#	Prime Success International Group, Ltd.	150,000	90,301
#	Public Financial Holdings, Ltd.	204,000	176,040
	PYI Corp., Ltd.	433,990	136,162
#	Qin Jia Yuan Media Services Co., Ltd.	78,538	49,629
	Raymond Industrial, Ltd.	77,000	11,824
	Regal Hotels International Holdings, Ltd.	5,454,000	359,100
	Road King Infrastructure, Ltd.	99,000	131,736
	Sa Sa International Holdings, Ltd.	224,000	95,413
	Samson Paper Holdings, Ltd.	214,000	47,295
	Sea Holdings, Ltd.	126,000	86,163
*	Shanghai Allied Cement, Ltd.	96,000	14,751
*	Shanghai Zenghai Property, Ltd.	2,525,000	92,493
	Shangri-La Asia, Ltd.	276,000	820,901
	Shaw Brothers Hong Kong, Ltd.	57,000	109,776
#	Shell Electric Manufacturing Co., Ltd.	82,000	63,474
	Shenyin Wanguo, Ltd.	195,000	174,636
#	Shui On Construction & Materials, Ltd.	26,000	74,933
	Shun Tak Holdings, Ltd.	232,000	343,081
	Silver Grant International	186,000	31,626
#	Singamas Container Holdings, Ltd.	112,000	32,998
	Sino Biopharmaceutical, Ltd.	264,000	50,229
*	Sino Gas Group, Ltd.	480,000	14,723
	Sino Land Co., Ltd.	223,163	558,181
*	Sino-i Technology, Ltd.	3,520,000	44,845
*	Skyfame Realty Holdings, Ltd.	240,000	42,368
	Smartone Telecommunications Holdings, Ltd.	132,000	123,695
	Solomon Systech International, Ltd.	1,154,000	80,147
	Starlight International Holdings	157,500	16,382

	Stelux Holdings International, Ltd.	359,000	$35,087
	Sun Hung Kai & Co., Ltd.	210,000	202,909
#	Sun Hung Kai Properties, Ltd.	171,000	2,990,643
	SW Kingsway Capitol Holdings, Ltd.	1,004,000	34,247
	Symphony Holdings, Ltd.	682,000	57,935
#	Tack Fat Group	552,000	64,961
	Tai Cheung Holdings	173,000	116,926
	Tai Fook Securities Group, Ltd.	154,000	72,684
*	Tak Shun Technology Group, Ltd.	4,760,000	97,343
	Tak Sing Alliance Holdings	186,000	35,064
	Tan Chong International, Ltd.	324,000	100,637
*	TCC International Holdings, Ltd.	170,720	155,348
#	Techtronic Industries Co., Ltd.	659,000	638,120
	Television Broadcasts, Ltd.	62,000	362,798
	Texhong Textile Group, Ltd.	168,000	22,481
	Texwinca Holdings, Ltd.	184,000	141,710
	Tian An China Investments	242,400	241,783
	Tingyi (Cayman Islands) Holding Corp.	122,000	153,905
*	Titan Petrochemicals Group, Ltd.	1,160,000	67,417
	Tongda Group Holdings, Ltd.	1,100,000	43,798
	Top Form International, Ltd.	178,000	13,841
#	Transport International Holdings, Ltd.	41,200	191,318
	Truly International Holdings	76,000	113,741
	Tungtex (Holdings) Co., Ltd.	174,000	46,595
*	United Power Investment, Ltd.	804,000	32,066
*	U-Right International Holdings, Ltd.	1,502,000	39,665
	USI Holdings, Ltd.	182,000	119,035
	Varitronix International, Ltd.	114,000	68,442
	Vedan International (Holdings), Ltd.	104,000	10,602
#	Victory City International Holdings	284,008	82,095
	Vitasoy International Holdings, Ltd.	178,000	73,717
# *	VODone, Ltd.	212,000	25,655
*	Vongroup, Ltd.	990,000	41,960
	VST Holdings, Ltd.	112,000	23,847
#	Vtech Holdings, Ltd.	16,000	78,876
	Wai Kee Holdings, Ltd.	92,000	29,734
	Wang On Group, Ltd.	1,680,000	25,480
	Wharf Holdings, Ltd.	369,750	1,872,568
	Wheelock and Co., Ltd.	431,000	1,261,889
	Wheelock Properties, Ltd.	445,000	396,488
*	Willie International Holdings, Ltd.	15,024,800	397,525
	Wing Hang Bank, Ltd.	34,500	505,915
	Wing Lung Bank, Ltd.	48,800	602,117
	Wing On Co. International, Ltd.	47,000	80,085
	Wong’s Kong King International (Holdings), Ltd.	110,000	16,107
#	Xinyi Glass Holding Co., Ltd.	218,000	187,697
	Yau Lee Holdings, Ltd.	218,000	37,034
	Yip’s Chemical Holdings, Ltd.	124,000	87,419
#	Yue Yuen Industrial (Holdings), Ltd.	214,000	633,325
	Yugang International, Ltd.	1,294,000	32,446
TOTAL COMMON STOCKS			58,391,184

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Rights 08/27/10	514,000	$—
*	Asia Standard International Group, Ltd. Rights 08/27/08	211,795	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	43,564	—
*	HKC (Holdings), Ltd. Warrants 11/30/09	367	17
*	Industrial and Commerical Bank of China (Asia), Ltd. Rights 11/06/08	10,000	1,426
*	Kantone Holdings, Ltd. Rights 01/08/09	90,300	963
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	13,200	—
*	Paliburg Holdings, Ltd. Warrants 11/08/10	143,100	1,379
*	Tian An China Investments Rights 01/02/10	30,400	2,696
TOTAL RIGHTS/WARRANTS			6,481

TOTAL — HONG KONG			58,397,665

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Abbey P.L.C.	2,280	20,862
	Allied Irish Banks P.L.C. Sponsored ADR	122,382	4,998,081
	Anglo Irish Bank Corp. P.L.C.	155,321	2,194,168
	Bank of Ireland P.L.C.	31,102	437,317
#	Bank of Ireland P.L.C. Sponsored ADR	59,309	3,380,613
*	Blackrock International Land P.L.C.	9,347	4,574
	C&C Group P.L.C.	23,058	156,553
	CRH P.L.C.	32,318	1,196,875
#	CRH P.L.C. Sponsored ADR	73,187	2,751,831
	CryptoLogic, Ltd.	900	14,905
	DCC P.L.C.	24,841	624,079
*	Dragon Oil P.L.C.	79,549	705,441
*	Elan Corp. P.L.C.	11,725	270,536
# *	Elan Corp. P.L.C. Sponsored ADR	34,100	776,457
	FBD Holdings P.L.C.	5,191	227,569
	Fyffes P.L.C.	123,538	171,023
	Glanbia P.L.C.	43,959	332,930
	Greencore Group P.L.C.	27,517	181,290
*	Horizon Technology Group P.L.C.	10,347	6,663
	IAWS Group P.L.C.	38,421	775,857
	IFG Group P.L.C.	12,005	31,611
	Independent News & Media P.L.C.	65,382	196,474
*	IONA Technologies P.L.C. ADR	5,700	20,235
*	Irish Continental Group P.L.C.	12,617	477,872
	Irish Life & Permanent P.L.C.	160,268	2,598,798
*	Kenmare Resources P.L.C.	162,347	154,123
	Kerry Group P.L.C.	40,764	1,277,683
	Kingspan Group P.L.C.	19,320	261,567
*	Lantor	3,500	—
	McInerney Holdings P.L.C.	94,047	216,088
	Paddy Power P.L.C.	7,672	244,923
	Readymix P.L.C.	8,287	19,451
	Total Produce P.L.C.	9,347	8,099
	United Drug P.L.C.	67,940	398,090
*	Waterford Wedgwood P.L.C.	303,747	7,773
TOTAL COMMON STOCKS			25,140,411

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	3,500	—

TOTAL — IRELAND			25,140,411

ITALY — (2.8%)
COMMON STOCKS — (2.8%)
*	A.S. Roma SpA	21,318	$21,019
	ACEA SpA	20,710	382,705
	Acegas-APS SpA	6,963	67,834
	Actelios SpA	9,200	86,762
	Aedes SpA	15,702	57,184
#	AEM SpA	197,455	798,783
	Alleanza Assicurazioni SpA	84,579	1,086,779
#	Amplifon SpA	11,008	52,477
	Assicurazioni Generali SpA, Trieste	68,006	2,922,948
	Astaldi SpA	20,902	156,050
	Atlantia SpA	5,858	187,852
	Autogrill SpA, Novara	7,253	115,899
	Azimut Holding SpA	16,036	183,440
#	Banca CR Firenze	74,868	758,080
#	Banca Finnat Euramerica SpA	18,038	21,461
	Banca Ifis SpA	3,639	49,917
	Banca Intermobiliare SpA	13,555	109,900
	Banca Italease SpA	4,000	38,612
#	Banca Monte Dei Paschi di Siena SpA	326,260	1,481,462
	Banca Piccolo Credito Valtellinese Scarl SpA	83,351	1,122,713
	Banca Popolare dell’Etruria e del Lazio Scrl	22,503	282,438
	Banca Popolare di Milano Scarl	220,090	2,621,205
#	Banca Profilo SpA	12,834	34,933
	Banco di Desio e della Brianza SpA	15,821	162,009
*	Banco Popolare Scarl	195,545	3,697,550
#	Beghelli SpA	52,121	80,052
	Benetton Group SpA	28,357	375,454
	Benetton Group SpA Sponsored ADR	3,400	90,481
	Biesse SpA	3,460	70,053
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	492	24,150
	Brembo SpA	12,137	182,516
	Bulgari SpA	24,528	273,091
	Buzzi Unicem SpA	29,999	735,985
	C.I.R. SpA - Compagnie Industriali Riunite	221,819	683,420
#	Caltagirone Editore SpA	14,104	82,725
	Caltagirone SpA	13,425	118,074
	Carraro SpA	6,094	53,346
#	Cembre SpA	4,534	38,364
	Cementir SpA	30,925	271,632
	Centrale del Latte di Torino & Co. SpA	5,071	20,463
#	Class Editore SpA	14,430	26,770
#	Credito Artigiano SpA	18,657	81,490
*	Credito Artigiano SpA 2008 Shares	4,664	19,614
	Credito Bergamasco SpA	7,986	335,184
	Credito Emiliano SpA	34,158	439,456
	Cremonini SpA	26,658	97,675
	Danieli & Co. SpA	6,865	196,185
	Davide Campari - Milano SpA	53,155	456,460
	De Longhi SpA	19,764	89,137
# *	Digital Multimedia Technologies SpA	1,000	35,847

*	Ducati Motor Holding SpA	63,040	$156,928
#	Emak SpA	5,067	37,993
	Enel SpA	48,642	524,862
#	Enel SpA Sponsored ADR	20,800	1,126,488
	Eni SpA	2,426	83,772
	Eni SpA Sponsored ADR	111,450	7,682,249
#	ERG SpA	24,575	473,548
	Ergo Previdenza SpA	6,218	37,867
#	Esprinet SpA	2,155	24,312
	Fiat SpA	113,409	2,397,028
	Fiat SpA Sponsored ADR	8,900	190,100
*	Fiera Milano SpA	2,610	18,177
	Finmeccanica SpA	63,688	1,958,619
	Fondiaria - Sai SpA	36,523	1,620,882
#	Gemina SpA	75,403	122,620
	Geox SpA	10,000	146,911
	Gewiss SpA	8,038	48,514
#	Granitifiandre SpA	4,023	42,283
*	GreenergyCapital SpA	36,320	5,073
*	Gruppo Coin SpA	4,090	26,486
#	Gruppo Editoriale L’Espresso SpA	52,206	214,619
	Hera SpA	94,575	426,459
*	Immobiliare Lombardia SpA	587,963	116,441
	Immsi SpA	36,638	60,105
*	Impregilo SpA	76,656	408,952
	Indesit Co. SpA	9,574	119,451
	Industria Macchine Automatique SpA	2,112	43,352
	Intek SpA	29,947	28,015
	Interpump Group SpA	3,715	33,284
	Intesa Sanpaolo SpA	1,181,101	7,932,808
	Intesa Sanpaolo Sponsored ADR	14,017	568,154
	Iride SpA	106,893	361,382
#	Italcementi SpA	37,451	761,821
	Italmobiliare SpA	2,773	250,101
# *	Juventus Football Club SpA	15,523	20,257
*	KME Group SpA	36,320	64,539
#	Lottomatica SpA	25,306	913,779
	Luxottica Group SpA	1,585	43,665
	Luxottica Group SpA Sponsored ADR	5,700	156,750
*	Marazzi Grouppo Ceramiche SpA	13,203	113,474
	Mariella Burani SpA	1,823	47,502
	Marr SpA	9,000	91,023
	Mediaset SpA	120,394	1,087,256
	Mediobanca SpA	121,102	2,336,409
#	Mediolanum SpA	24,315	152,951
	Meliorbanca SpA	16,355	76,568
	Milano Assicurazioni SpA	102,480	671,539
	Mirato SpA	1,421	15,819
#	Mondadori (Arnoldo) Editore SpA	34,665	280,234
*	Montefibre SpA	52,254	46,087
	Navigazione Montanari SpA	13,409	56,113
	PanariaGroup Industrie Ceramiche SpA	4,000	22,811
	Permasteelisa SpA	3,863	75,882
# *	Pininfarina SpA	795	12,124
	Pirelli & C.Real Estate SpA	3,022	116,912

	Premafin Finanziaria SpA	105,429	$254,315
	Premuda SpA	34,347	66,261
	Recordati SpA	24,331	191,464
*	Reno de Medici SpA	75,191	53,075
# *	Risanamento Napoli SpA	15,429	64,372
#	Sabaf SpA	1,075	27,341
	SAES Getters SpA	1,863	50,260
	Saipem SpA	12,588	514,289
*	Saras SpA Raffinerie Sarde	86,463	443,504
	SAVE SpA	3,600	65,171
	Seat Pagine Gialle SpA	467,000	137,182
	Snam Rete Gas SpA	58,890	409,512
*	Snia SpA	17,315	14,964
# *	Societa Partecipazioni Finanziarie SpA	108,401	78,874
#	Societe Cattolica di Assicurazoni Scrl SpA	22,714	1,044,907
#	Socotherm SpA	3,685	32,104
	Sogefi SpA	15,823	133,465
	Sol SpA	10,929	75,202
*	Sorin SpA	128,586	231,173
*	Stefanel SpA	11,817	22,096
# *	Telecom Italia Media SpA	322,761	88,636
	Telecom Italia SpA	17,080	42,583
	Telecom Italia SpA Sponsored ADR	151,200	3,767,904
	Terna SpA	199,850	864,452
# *	Tiscali SpA	59,420	168,361
#	Tod’s SpA	2,600	159,839
	Trevi Finanziaria SpA	4,872	93,266
	UniCredito Italiano SpA	1,012,131	7,446,040
	Unione di Banche Italiane ScpA	178,818	4,204,169
	Unipol Gruppo Finanziario SpA	313,909	884,294
	Vianini Lavori SpA	5,760	80,794
	Vittoria Assicurazioni SpA	4,874	81,275
TOTAL COMMON STOCKS			77,620,130

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	4,433
*	Credito Artigiano SpA Rights 03/07/08	18,657	3
# *	Intek SpA Rights 06/13/08	11,090	1,296
TOTAL RIGHTS/WARRANTS			5,732

TOTAL — ITALY			77,625,862

JAPAN — (18.4%)
COMMON STOCKS — (18.4%)
	A&A Material Corp.	12,000	11,309
# *	ABILIT Corp.	8,900	12,589
	Achilles Corp.	97,000	122,850
	Adeka Corp.	43,400	435,277
#	Aderans Holdings Co., Ltd.	17,200	312,046
#	Advan Co., Ltd.	9,800	78,792
	Advantest Corp.	3,200	79,642
#	Advantest Corp. ADR	10,000	248,800
	AEON Co., Ltd.	156,000	1,879,587
#	Aeon Delight Co., Ltd.	2,600	54,083

#	Aeon Fantasy Co., Ltd.	2,500	$34,930
	Aeon Mall Co., Ltd.	6,800	166,759
#	Ahresty Corp.	9,400	117,686
	Ai Holdings Corp.	13,000	65,469
	Aica Kogyo Co., Ltd.	28,900	262,053
	Aichi Corp.	9,100	78,070
	Aichi Machine Industry Co., Ltd.	42,000	80,672
#	Aichi Steel Corp.	53,000	265,030
	Aida Engineering, Ltd.	28,000	166,599
	Aigan Co., Ltd.	8,800	61,645
	Aioi Insurance Co., Ltd.	322,000	1,654,544
#	Aiphone Co., Ltd.	9,800	151,384
	Air Water, Inc.	51,000	530,412
	Airport Facilities Co., Ltd.	19,400	137,434
	Aisan Industry Co., Ltd.	12,100	126,995
	Aisin Seiki Co., Ltd.	32,500	1,294,552
	Ajinomoto Co., Inc.	124,000	1,490,480
#	Akebono Brake Industry Co., Ltd.	24,500	163,413
	Akindo Sushiro Co., Ltd.	1,000	20,763
	Alfresa Holdings Corp.	11,100	770,798
	All Nippon Airways Co., Ltd.	35,000	145,599
*	Allied Telesis Holdings K.K.	10,900	6,916
	Aloka Co., Ltd.	9,000	127,572
	Alpha Corp.	3,500	47,344
	Alpha Systems, Inc.	5,500	161,305
	Alpine Electronics, Inc.	21,300	251,898
	Alps Electric Co., Ltd.	86,700	1,013,110
	Alps Logistics Co., Ltd.	7,100	64,441
	Altech Corp.	2,600	26,571
	Amada Co., Ltd.	184,000	1,383,197
#	Amano Corp.	32,800	378,173
	Amiyaki Tei Co., Ltd.	13	25,928
#	Amuse, Inc.	5,000	118,872
	Ando Corp.	38,000	52,599
	Anest Iwata Corp.	17,000	67,220
#	Anritsu Corp.	46,000	149,136
#	AOC Holdings, Inc.	20,100	209,177
	AOI Electronics Co., Ltd.	1,400	18,115
	AOKI Holdings, Inc.	9,700	172,526
	Aoyama Trading Co., Ltd.	28,200	591,578
	Arakawa Chemical Industries, Ltd.	7,300	79,977
#	Araya Industrial Co., Ltd.	18,000	45,332
#	Arealink Co., Ltd.	290	22,415
#	Ariake Japan Co., Ltd.	9,200	123,018
#	Arisawa Manufacturing Co., Ltd.	14,200	111,287
	Aronkasei Co., Ltd.	18,000	62,544
#	ART Corp.	2,800	46,756
	As One Corp.	4,900	99,770
	Asahi Breweries, Ltd.	73,000	1,364,516
	Asahi Diamond Industrial Co., Ltd.	27,000	182,518
	Asahi Glass Co., Ltd.	95,000	1,082,042
	Asahi Kasei Corp.	227,000	1,249,259
	Asahi Kogyosha Co., Ltd.	14,000	45,466
	Asahi Organic Chemicals Industry Co., Ltd.	32,000	84,991
	Asahi Pretec Corp.	2,400	67,201

# *	Asahi Tec Corp.	104,000	$98,164
	Asanuma Corp.	11,000	14,008
#	Asatsu-Dk, Inc.	15,800	510,035
	Ashimori Industry Co., Ltd.	14,000	24,243
#	Asics Corp.	10,000	116,548
	ASKA Pharmaceutical Co., Ltd.	12,000	109,146
	Astellas Pharma, Inc.	18,900	826,039
	Asti Corp.	4,000	11,506
#	Asunaro Aoki Construction Co., Ltd.	23,500	136,336
# *	Atom Corp.	2,600	10,866
	Atsugi Co., Ltd.	86,000	106,814
	Aucnet, Inc.	3,400	44,113
	Autobacs Seven Co., Ltd.	16,200	366,681
#	Avex Group Holdings, Inc.	8,500	96,422
#	Azel Corp.	23,000	47,975
	Bando Chemical Industries, Ltd.	45,000	162,875
#	Bank of the Ryukyus, Ltd.	18,800	168,087
	Bank of Yokohama, Ltd.	258,000	1,673,720
#	Belluna Co., Ltd.	14,950	98,005
	Benesse Corp.	18,700	764,850
#	Best Denki Co., Ltd.	29,000	230,022
#	Bookoff Corp.	6,200	30,105
	Bosch Corp.	74,000	307,520
	Bridgestone Corp.	95,100	1,564,481
	Brother Industries, Ltd.	100,200	1,065,100
	Bunka Shutter Co., Ltd.	23,000	86,655
#	CAC Corp.	9,200	67,653
	Calsonic Kansei Corp.	77,000	317,310
	Canon Electronics, Inc.	6,200	139,114
	Canon Finetech, Inc.	15,200	190,727
	Canon Marketing Japan, Inc.	36,700	651,710
	Canon, Inc. Sponsored ADR	25,050	1,123,743
#	Capcom Co., Ltd.	5,800	159,066
	Casio Computer Co., Ltd.	93,400	1,214,498
	Cawachi, Ltd.	6,900	180,021
#	Central Finance Co., Ltd.	47,000	139,876
	Central Glass Co., Ltd.	87,000	384,135
	Central Japan Railway Co.	37	352,338
	Central Security Patrols Co., Ltd.	3,100	29,028
	Century Leasing System, Inc.	16,400	135,731
	CFS Corp.	4,500	20,840
#	Chino Corp.	24,000	60,782
#	Chiyoda Co., Ltd.	13,000	189,632
	Chiyoda Corp.	15,000	150,404
	Chofu Seisakusho Co., Ltd.	10,500	186,779
*	Chori Co., Ltd.	27,000	26,300
	Chubu Electric Power Co., Ltd.	21,500	541,577
	Chubu Shiryo Co., Ltd.	10,000	62,043
#	Chudenko Corp.	14,000	208,953
	Chuetsu Pulp and Paper Co., Ltd.	45,000	78,917
	Chugai Mining Co., Ltd.	85,000	36,200
	Chugai Pharmaceutical Co., Ltd.	17,400	201,230
#	Chugai Ro Co., Ltd.	31,000	112,481
#	Chugoku Marine Paints, Ltd.	30,000	242,459
	Chuo Denki Kogyo Co., Ltd.	7,000	73,613

	Chuo Mitsui Trust Holdings, Inc.	206,000	$1,420,048
	Chuo Spring Co., Ltd.	13,000	46,178
#	Circle K Sunkus Co., Ltd.	25,700	385,105
#	Citizen Holdings Co., Ltd.	127,200	1,068,139
	CKD Corp.	27,800	182,771
#	Clarion Co., Ltd.	103,000	264,838
#	Cleanup Corp.	10,000	53,364
	CMK Corp.	19,700	156,956
	Coca-Cola Central Japan Co., Ltd.	22	180,688
	Coca-Cola West Japan Co., Ltd.	28,002	608,377
#	Colowide Co., Ltd.	3,500	18,229
# *	Columbia Music Entertainment, Inc.	23,000	14,023
	Commuture Corp.	14,000	75,739
	Computer Engineering & Consulting, Ltd.	6,600	55,020
#	Comsys Holdings Corp.	60,000	486,306
*	Co-Op Chemical Co., Ltd.	23,000	27,585
	Core Corp.	6,100	38,824
	Corona Corp.	10,400	133,718
#	Cosel Co., Ltd.	8,300	86,916
#	Cosmo Oil Co., Ltd.	326,000	1,077,256
#	Cosmo Securities Co., Ltd.	79,000	76,998
	Create Medic Co., Ltd.	3,000	25,582
	Credit Saison Co., Ltd.	34,100	934,255
# *	Creed Corp.	73	97,061
	Cross Plus, Inc.	2,000	20,242
	CSK Holdings Corp.	31,200	783,623
	CTI Engineering Co., Ltd.	4,600	26,708
#	Culture Convenience Club Co., Ltd.	29,700	115,571
	Cybozu, Inc.	20	5,970
#	D&M Holdings, Inc.	40,000	104,501
	Dai Nippon Printing Co., Ltd.	169,000	2,665,213
#	Dai Nippon Screen Mfg. Co., Ltd.	106,000	468,399
#	Dai Nippon Sumitomo Pharma Co., Ltd.	84,000	701,699
	Dai Nippon Toryo, Ltd.	53,000	63,632
#	Daibiru Corp.	9,000	83,863
	Daicel Chemical Industries, Ltd.	142,000	799,876
	Dai-Dan Co., Ltd.	20,000	84,061
	Daido Kogyo Co., Ltd.	11,000	22,498
#	Daido Metal Co., Ltd.	13,000	73,835
#	Daido Steel Co., Ltd.	117,000	825,308
#	Daidoh, Ltd.	13,300	154,729
	Daifuku Co., Ltd.	24,500	322,364
	Daihatsu Motor Co., Ltd.	100,000	1,060,625
	Daihen Corp.	36,000	130,122
	Daiho Corp.	10,000	12,245
#	Daiichi Chuo Kisen Kaisha	15,000	108,284
#	Daiichi Jitsugyo Co., Ltd.	18,000	77,517
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	56,088
	Dai-ichi Kogyo Seiyaku Co., Ltd.	18,000	40,092
	Daiichi Sankyo Co, Ltd.	19,900	617,567
#	Daiken Corp.	50,000	101,218
#	Daiki Aluminium Industry Co., Ltd.	10,000	38,908
	Daikin Industries, Ltd.	6,000	269,985
	Daiko Clearing Services Corp.	9,000	52,616
	Daikoku Denki Co., Ltd.	5,500	50,191

#	Daikyo, Inc.	98,392	$232,290
#	Daimei Telecom Engineering Corp.	22,000	176,153
	Dainichi Co., Ltd.	8,100	40,955
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	34,000	128,279
	Dainippon Ink & Chemicals, Inc.	219,000	796,699
#	Daio Paper Corp.	43,000	309,842
#	Daiseki Co., Ltd.	2,926	83,130
#	Daiso Co., Ltd.	36,000	120,463
*	Daisue Construction Co., Ltd.	70,000	41,543
	Daisyo Corp.	8,100	103,634
	Daito Trust Construction Co., Ltd.	4,100	222,426
*	Daito Woolen Spinning & Weaving Co., Ltd.	22,000	20,258
	Daiwa House Industry Co., Ltd.	143,000	1,460,172
	Daiwa Industries, Ltd.	15,000	69,499
	Daiwa Securities Co., Ltd.	241,000	2,234,619
	Daiwa Seiko, Inc.	27,000	49,095
#	Daiwabo Co., Ltd.	49,000	122,122
#	Daiwabo Information System Co., Ltd.	8,500	151,530
	DC Co., Ltd.	7,000	20,192
#	DCM Japan Holdings Co., Ltd.	37,480	198,476
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	185,000	618,163
#	Denki Kogyo Co., Ltd.	30,000	174,133
	Denso Corp.	45,400	1,694,852
	Dentsu, Inc.	541	1,248,888
	Denyo Co., Ltd.	9,700	92,131
	Descente, Ltd.	22,000	115,319
# *	DIA Kensetsu Co., Ltd.	18,500	5,717
	Dijet Industrial Co., Ltd.	13,000	29,504
#	Disco Corp.	5,800	272,589
	DMW Corp.	900	16,018
#	Don Quijote Co., Ltd.	12,500	200,204
#	Doshisha Co., Ltd.	6,000	94,242
	DOUTOR NICHIRES Holdings Co., Ltd.	12,523	227,461
	Dowa Holdings Co., Ltd.	108,000	753,335
# *	Dream Incubator, Inc.	25	23,373
	DTS Corp.	9,000	150,475
#	Dwango Co., Ltd.	46	119,387
#	DyDo Drinco, Inc.	4,700	190,545
	Dynic Corp.	12,000	24,751
	eAccess, Ltd.	211	136,415
#	Eagle Industry Co., Ltd.	12,000	106,723
	East Japan Railway Co.	73	585,924
#	Ebara Corp.	195,000	555,594
	Echo Trading Co., Ltd.	3,000	28,304
#	Edion Corp.	40,200	395,316
	Eiken Chemical Co., Ltd.	10,000	90,230
	Eisai Co., Ltd.	11,700	421,954
	Eizo Nanao Corp.	7,800	185,762
	Electric Power Development Co., Ltd.	9,300	336,533
# *	Elpida Memory, Inc.	40,800	1,353,842
# *	Eneserve Corp.	11,300	45,368
#	Enplas Corp.	7,700	83,038
#	Enshu, Ltd.	37,000	43,830
	Ensuiko Sugar Refining Co., Ltd.	11,000	19,966
	Epson Toyocom Corp.	31,000	118,903

#	ESPEC Corp.	7,000	$61,955
#	Exedy Corp.	9,600	286,944
#	Ezaki Glico Co., Ltd.	46,000	494,281
	FALCO biosystems, Ltd.	4,000	23,410
#	FamilyMart Co., Ltd.	19,800	583,455
#	Fancl Corp.	16,800	220,389
	Fanuc, Ltd.	4,600	428,853
#	Fast Retailing Co., Ltd.	2,800	206,843
# *	FDK Corp.	39,000	47,696
	Foster Electric Co., Ltd.	7,000	174,062
#	FP Corp.	5,000	132,330
#	France Bed Holdings Co., Ltd.	66,000	85,409
#	Fudo Tetra Corp.	45,000	43,693
#	Fuji Co., Ltd.	8,200	135,227
#	Fuji Corp., Ltd.	19,200	61,154
	Fuji Electric Holdings Co., Ltd.	281,000	1,073,170
	Fuji Heavy Industries, Ltd.	295,000	1,286,930
#	Fuji Kiko Co., Ltd.	11,000	17,812
#	Fuji Kyuko Co., Ltd.	14,000	52,082
	Fuji Oil Co., Ltd.	31,500	276,284
	Fuji Oozx, Inc.	6,000	23,770
#	Fuji Soft, Inc.	16,500	253,502
# *	Fujibo Holdings, Inc.	50,000	74,260
	Fujicco Co., Ltd.	11,600	129,142
	FUJIFILM Holdings Corp.	76,400	2,864,845
	Fujikura Kasei Co., Ltd.	8,200	62,833
	Fujikura Rubber, Ltd.	5,000	22,200
	Fujikura, Ltd.	173,000	851,922
	Fujita Corp.	3,700	9,167
#	Fujita Kanko, Inc.	11,000	69,337
	Fujitec Co., Ltd.	20,000	101,217
	Fujitsu Business Systems, Ltd.	8,600	96,892
	Fujitsu Frontech, Ltd.	7,000	60,404
*	Fujitsu General, Ltd.	13,000	46,411
	Fujitsu, Ltd.	229,542	1,633,218
# *	Fujiya Co., Ltd.	46,000	67,216
	Fukuda Corp.	5,000	13,872
	Fukuoka Financial Group, Inc.	249,000	1,276,342
	Fukushima Bank, Ltd.	109,000	98,937
	Fukusima Industries Corp.	2,500	22,648
#	Fukuyama Transporting Co., Ltd.	82,000	300,146
	Fumakilla, Ltd.	16,000	62,779
	Funai Consulting, Co., Ltd.	10,500	61,293
	Funai Electric Co., Ltd.	9,400	265,300
#	Furukawa Co., Ltd.	93,000	176,147
	Furukawa Electric Co., Ltd.	313,000	1,102,265
	Furusato Industries, Ltd.	5,900	58,421
#	Fuso Pharmaceutical Industries, Ltd.	44,000	112,446
	Futaba Corp.	18,700	331,097
	Futaba Industrial Co., Ltd.	25,500	617,793
#	Future Architect, Inc.	69	36,525
	Fuyo General Lease Co., Ltd.	9,400	280,673
	G-7 Holdings, Inc.	5,000	23,912
#	Gakken Co., Ltd.	45,000	106,738
	Gecoss Corp.	11,700	58,087

#	GEO Co., Ltd.	42	$43,378
	Glory, Ltd.	30,500	693,108
# *	GMO Internet, Inc.	15,800	75,962
	Godo Steel, Ltd.	63,000	200,925
	Goldcrest Co., Ltd.	9,160	248,190
*	Goldwin, Inc.	31,000	62,018
	Gourmet Kineya Co., Ltd.	7,000	52,605
# *	Green Hospital Supply, Inc.	104	86,052
#	Gro-BeLS Co., Ltd.	21,000	31,421
#	GS Yuasa Corp.	166,000	411,337
*	GSI Creos Corp.	12,000	13,136
	Gulliver International Co., Ltd.	1,090	43,687
#	Gun-Ei Chemical Industry Co., Ltd.	30,000	61,861
#	Gunze, Ltd.	95,000	440,266
	H20 Retailing Corp.	70,000	503,192
	Hagoromo Foods Corp.	3,000	27,974
	Hakuhodo Dy Holdings, Inc.	11,310	647,194
	Hakuto Co., Ltd.	6,900	68,606
	Hamamatsu Photonics K.K.	4,800	145,309
	Hankyu Hanshin Holdings, Inc.	337,000	1,493,730
#	Hanwa Co., Ltd.	98,000	451,677
#	Happinet Corp.	4,100	52,791
	Harashin Narus Holdings Co., Ltd.	5,700	54,247
	Harima Chemicals, Inc.	4,000	21,005
	Haruyama Trading Co., Ltd.	2,400	14,169
*	Haseko Corp.	206,000	310,700
# *	Hayashikane Sangyo Co., Ltd.	20,000	16,985
	Hazama Corp.	59,300	55,945
	Heiwa Corp.	20,900	210,121
#	Heiwado Co., Ltd.	15,400	238,547
	Hibiya Engineering, Ltd.	15,000	109,373
	Higashi-Nippon Bank, Ltd.	69,000	238,598
#	Hikari Tsushin, Inc.	10,800	327,117
	Hino Motors, Ltd.	98,000	694,286
	Hirose Electric Co., Ltd.	6,100	646,311
	HIS Co., Ltd.	8,500	142,285
	Hisamitsu Pharmaceutical Co., Inc.	6,800	216,842
	Hitachi Cable, Ltd.	83,000	371,078
	Hitachi Chemical Co., Ltd.	30,400	579,293
	Hitachi Construction Machinery Co., Ltd.	6,200	169,271
	Hitachi High-Technologies Corp.	28,100	547,771
	Hitachi Information Systems, Ltd.	11,100	218,028
	Hitachi Koki Co., Ltd.	24,900	347,858
	Hitachi Kokusai Electric, Inc.	34,000	383,860
	Hitachi Maxell, Ltd.	22,700	248,587
	Hitachi Medical Corp.	17,000	132,625
	Hitachi Metals Techno, Ltd.	3,500	15,985
	Hitachi Metals, Ltd.	17,000	237,701
#	Hitachi Plant Technologies, Ltd.	45,000	177,030
#	Hitachi Software Engineering Co., Ltd.	13,800	326,343
	Hitachi Systems & Services, Ltd.	5,000	96,678
	Hitachi Tool Engineering, Ltd.	10,800	122,437
	Hitachi Transport System, Ltd.	30,000	367,111
# *	Hitachi Zosen Corp.	192,000	193,398
	Hitachi, Ltd.	4,000	28,983

	Hitachi, Ltd. Sponsored ADR	54,600	$3,897,348
	Hochiki Corp.	5,000	32,055
	Hodogaya Chemical Co., Ltd.	29,000	68,133
	Hogy Medical Co., Ltd.	3,300	155,537
	Hokkaido Electric Power Co., Inc.	10,800	241,848
	Hokkaido Gas Co., Ltd.	33,000	81,903
	Hokkan Holdings, Ltd.	20,000	53,773
	Hokko Chemical Industry Co., Ltd.	14,000	42,154
	Hokuetsu Industries Co., Ltd.	10,000	35,221
#	Hokuetsu Paper Mills, Ltd.	56,000	247,752
	Hokuhoku Financial Group, Inc.	500,000	1,413,725
#	Hokuriku Electric Industry Co., Ltd.	35,000	50,977
	Hokuriku Electric Power Co., Inc.	19,800	440,913
#	Hokuto Corp.	6,100	104,734
	Honda Motor Co., Ltd.	16,700	509,773
	Honda Motor Co., Ltd. Sponsored ADR	199,669	6,109,871
#	Horiba, Ltd.	7,700	252,242
	Horipro, Inc.	4,200	46,716
#	Hosiden Corp.	20,300	348,324
#	Hosokawa Micron Corp.	10,000	69,413
#	House Foods Corp.	36,000	547,800
#	Howa Machinery, Ltd.	68,000	55,105
	Hoya Corp.	9,700	246,117
	I Metal Technology Co., Ltd.	14,000	24,513
	Ibiden Co., Ltd.	6,100	291,280
	IBJ Leasing Co., Ltd.	10,000	191,517
	Ichiken Co., Ltd.	22,000	48,597
#	Ichikoh Industries, Ltd.	28,000	62,698
	Ichinen Co., Ltd.	9,500	38,099
#	Ichiyoshi Securities Co., Ltd.	20,000	208,239
#	Icom, Inc.	4,100	106,813
#	Idec Corp.	11,200	133,170
	Ihara Chemical Industry Co., Ltd.	27,000	58,400
	IHI Corp.	501,000	981,008
	Iino Kaiun Kaisha, Ltd.	24,500	219,187
# *	Ikegami Tsushinki Co., Ltd.	35,000	59,577
# *	Image Holdings Co., Ltd.	7,400	28,931
	Imasen Electric Industrial Co., Ltd.	6,200	84,956
#	Imperial Hotel, Ltd.	3,150	147,927
	Impress Holdings, Inc.	43	5,517
#	Inaba Denki Sangyo Co., Ltd.	6,500	232,008
	Inaba Seisakusho Co., Ltd.	6,300	80,096
	Inabata and Co., Ltd.	23,800	122,770
#	Inageya Co., Ltd.	23,000	200,405
	Ines Corp.	19,100	98,688
#	Information Services International-Dentsu, Ltd.	7,500	64,083
	INPEX Holdings, Inc.	31	359,087
	INTEC Holdings, Ltd.	10,000	142,204
#	Inui Steamship Co., Ltd.	8,000	119,533
	Inui Tatemono Co., Ltd.	5,000	53,681
#	Invoice, Inc.	1,390	29,639
	ISE Chemicals Corp.	9,000	64,007
# *	Iseki & Co., Ltd.	82,000	114,790
	Isetan Co., Ltd.	71,300	847,024
*	Ishihara Sangyo Kaisha, Ltd.	122,000	273,474

#	Ishii Hyoki Co., Ltd.	1,300	$22,308
#	Ishii Iron Works Co., Ltd.	23,000	39,604
	Ishizuka Glass Co., Ltd.	12,000	25,546
	Isuzu Motors, Ltd.	104,000	473,589
#	ITO EN, Ltd. (6455789)	11,800	240,436
	ITO EN, Ltd. (B23PWV0)	1,830	26,207
	Itochu Corp.	147,000	1,547,963
	Itochu Enex Co., Ltd.	20,500	114,057
	Itochu Techno-Solutions Corp.	10,900	304,955
	Itochu-Shokuhin Co., Ltd.	5,000	146,719
#	Itoham Foods, Inc.	72,000	397,517
#	Itoki Corp.	14,000	87,528
	Iwasaki Electric Co., Ltd.	30,000	73,492
#	Iwatani International Corp.	85,000	236,811
*	Iwatsu Electric Co., Ltd.	58,000	61,067
#	Izumi Co., Ltd.	9,800	140,545
	Izumiya Co., Ltd.	41,000	197,835
*	Izutsuya Co., Ltd.	24,000	21,276
# *	J Bridge Corp.	23,600	16,398
#	J Front Retailing Co., Ltd.	44,600	292,049
	Jalux, Inc.	2,000	34,571
	Jamco Corp.	8,000	60,586
#	Janome Sewing Machine Co., Ltd.	59,000	50,315
*	Japan Airlines System Corp.	52,000	128,306
#	Japan Airport Terminal Co., Ltd.	23,800	442,250
	Japan Aviation Electronics Industry, Ltd.	19,000	198,427
	Japan Business Computer Co., Ltd.	8,900	67,461
	Japan Carlit Co., Ltd.	4,600	21,821
#	Japan Cash Machine Co., Ltd.	9,300	81,254
#	Japan Digital Laboratory Co., Ltd.	10,400	132,879
	Japan Foundation Engineering Co., Ltd.	8,600	20,880
#	Japan Kenzai Co., Ltd.	4,300	22,710
*	Japan Medical Dynamic Marketing, Inc.	2,600	6,082
	Japan Petroleum Exploration Co., Ltd.	5,000	348,848
	Japan Pulp & Paper Co., Ltd.	40,000	147,023
	Japan Radio Co., Ltd.	49,000	137,763
	Japan Tobacco, Inc.	118	596,071
#	Japan Transcity Corp.	24,000	98,606
#	Japan Vilene Co., Ltd.	25,000	101,223
	Jastec Co., Ltd.	8,100	66,750
	JBIS Holdings, Inc.	14,000	47,123
	Jeans Mate Corp.	5,400	39,610
#	Jeol, Ltd.	34,000	124,506
	JFE Holdings, Inc.	19,100	851,054
#	JFE Shoji Holdings, Inc.	39,000	252,885
	JGC Corp.	18,000	291,898
#	Jidosha Buhin Kogyo Co., Ltd.	7,000	31,569
	JMS Co., Ltd.	6,000	12,979
# *	Joban Kosan Co., Ltd.	32,000	49,001
	J-Oil Mills, Inc.	51,000	127,505
#	Joint Corp.	14,800	191,038
#	Joshin Denki Co., Ltd.	18,000	154,466
	JS Group Corp.	71,900	1,222,796
	JSP Corp.	12,400	118,292
	JSR Corp., Tokyo	7,300	160,218

	JTEKT Corp.	26,800	$474,808
#	Juki Corp.	50,000	221,280
	Juroku Bank, Ltd.	147,000	762,658
	Jyomo Co., Ltd.	37,000	50,239
	K.R.S. Corp.	2,100	17,299
	Kabuki-Za Co., Ltd.	1,000	45,348
#	Kadokawa Holdings, Inc.	9,100	202,805
	Kaga Electronics Co., Ltd.	10,300	129,484
#	Kagome Co., Ltd.	22,900	396,743
	Kajima Corp.	455,000	1,412,149
# *	Kakaku.com, Inc.	24	136,182
	Kaken Pharmaceutical Co., Ltd.	35,000	278,934
#	Kamagai Gumi Co., Ltd.	51,000	55,468
	Kameda Seika Co., Ltd.	6,000	98,000
	Kamei Corp.	13,000	61,091
	Kamigumi Co., Ltd.	134,000	1,011,003
	Kanaden Corp.	13,000	69,196
	Kanagawa Chuo Kotsu Co., Ltd.	11,000	54,174
	Kanamoto Co., Ltd.	11,000	70,690
#	Kandenko Co., Ltd.	47,000	251,973
	Kaneka Corp.	156,000	1,085,325
*	Kanematsu Corp.	141,000	197,842
	Kanematsu Electronics, Ltd.	10,900	78,244
	Kansai Electric Power Co., Inc.	25,800	631,227
	Kansai Paint Co., Ltd.	107,000	770,092
	Kanto Auto Works, Ltd.	18,046	244,119
	Kanto Denka Kogyo Co., Ltd.	16,000	90,338
	Kanto Natural Gas Development Co., Ltd.	13,000	71,797
	Kao Corp.	14,000	431,029
	Kasai Kogyo Co., Ltd.	7,000	19,322
	Kasumi Co., Ltd.	15,000	78,236
#	Katakura Industries Co., Ltd.	9,900	166,861
	Kato Sangyo Co., Ltd.	11,300	126,759
	Kato Works Co., Ltd.	25,000	97,236
*	Kawada Industries, Inc.	10,000	14,592
	Kawaguchi Metal Industries Co., Ltd.	10,000	29,875
	Kawai Musical Instruments Manufacturing Co., Ltd.	39,000	59,902
	Kawasaki Heavy Industries, Ltd.	486,000	1,170,049
	Kawasaki Kasei Chemicals, Ltd.	23,000	41,513
	Kawasaki Kinkai Kisen Kaisha, Ltd.	6,000	24,687
	Kawasaki Kisen Kaisha, Ltd.	106,000	1,075,266
# *	Kawashima Selkon Textiles Co., Ltd.	16,000	14,933
	Kawasumi Laboratories, Inc.	3,000	19,543
#	Kayaba Industry Co., Ltd.	59,000	240,713
	KDDI Corp.	89	540,722
	Keihanshin Real Estate Co., Ltd.	10,000	40,255
	Keihin Corp.	20,700	334,023
#	Keihin Electric Express Railway Co., Ltd.	89,000	606,347
	Keio Corp.	98,000	554,792
	Keisei Electric Railway Co., Ltd.	57,000	298,297
#	Keiyo Co., Ltd.	19,100	97,409
#	Kenedix, Inc.	263	347,523
	Kentucky Fried Chicken Japan, Ltd.	5,000	84,880
#	Kenwood Corp.	153,000	165,681
#	Key Coffee, Inc.	9,900	143,034

	Keyence Corp.	1,700	$396,663
#	Kibun Food Chemifa Co., Ltd.	7,500	63,514
#	Kikkoman Corp.	57,000	658,157
# *	Kimura Chemical Plants Co., Ltd.	4,100	40,049
	Kinden Corp.	59,000	549,933
# *	Kinki Nippon Tourist Co., Ltd.	34,000	69,898
#	Kinki Sharyo Co., Ltd.	21,000	68,031
#	Kintetsu Corp.	104,000	348,395
	Kintetsu World Express, Inc.	4,900	114,020
# *	Kinugawa Rubber Industrial Co., Ltd.	11,000	17,624
	Kioritz Corp.	20,000	40,219
	Kirin Holdings Co., Ltd.	169,000	2,836,159
# *	Kishu Paper Co., Ltd.	10,000	12,013
	Kisoji Co., Ltd.	5,400	111,103
#	Kissei Pharmaceutical Co., Ltd.	19,000	383,144
	Kitagawa Iron Works Co., Ltd.	47,000	99,663
	Kitano Construction Corp.	26,000	51,788
#	Kitz Corp.	52,000	289,341
	Kiyo Holdings, Inc.	352,000	538,661
	Koa Corp.	19,900	127,805
	Koatsu Gas Kogyo Co., Ltd.	25,000	150,450
#	Kobayashi Pharmaceutical Co., Ltd.	7,400	291,125
#	Kobayashi Yoko Co., Ltd.	1,900	9,447
	Kobe Steel, Ltd.	351,000	1,094,386
#	Koei Co., Ltd.	11,600	190,494
#	Kohnan Shoji Co., Ltd.	11,700	138,356
	Kohsoku Corp.	5,000	28,489
	Koike Sanso Kogyo Co., Ltd.	12,000	63,272
	Koito Industries, Ltd.	7,000	24,478
	Koito Manufacturing Co., Ltd.	42,000	550,482
#	Kojima Co., Ltd.	9,100	47,765
#	Kokuyo Co., Ltd.	42,164	344,782
	Komai Tekko, Inc.	12,000	20,525
	Komatsu Seiren Co., Ltd.	19,000	78,174
	Komatsu Wall Industry Co., Ltd.	4,800	59,769
	Komatsu, Ltd.	20,200	513,171
	Komeri Co., Ltd.	14,600	341,981
	Komori Corp.	28,300	590,591
	Konaka Co., Ltd.	10,880	64,273
	Konami Co., Ltd.	8,000	264,902
	Konami Corp. ADR	9,870	324,427
	Konica Minolta Holdings, Inc.	30,500	432,098
	Konishi Co., Ltd.	10,000	89,226
	Kosaido Co., Ltd.	5,400	31,502
	Kose Corp.	11,000	251,543
#	Kosei Securities Co., Ltd.	36,000	41,647
*	Kosugi Sangyo Co., Ltd.	85,000	25,013
	Ku Holdings Co., Ltd.	4,400	21,862
	Kubota Corp.	15,000	101,755
#	Kubota Corp. Sponsored ADR	47,300	1,602,997
#	Kumiai Chemical Industry Co., Ltd.	25,000	37,013
#	Kura Corp.	26	60,271
	Kurabo Industries, Ltd.	89,000	187,873
	Kuraray Co., Ltd.	88,500	1,055,696
	Kureha Corp.	66,000	394,931

	Kurimoto, Ltd.	39,000	$53,041
	Kurita Water Industries, Ltd.	11,800	371,969
	Kuroda Electric Co., Ltd.	15,500	238,936
#	Kurosaki Harima Corp.	19,000	52,176
	K’s Holdings Corp.	13,800	247,369
	Kyocera Corp.	3,400	278,141
	Kyocera Corp. Sponsored ADR	23,300	1,888,232
	Kyoden Co., Ltd.	7,000	13,052
	Kyodo Printing Co., Ltd.	31,000	81,756
	Kyodo Shiryo Co., Ltd.	56,000	65,616
	Kyoei Sangyo Co., Ltd.	8,000	22,462
#	Kyoei Tanker Co., Ltd.	22,000	62,692
	Kyokuto Boeki Kaisha, Ltd.	10,000	24,862
	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,900	83,861
#	Kyokuyo Co., Ltd.	41,000	70,851
	Kyorin Co., Ltd.	2,000	28,207
#	Kyoritsu Maintenance Co., Ltd.	5,940	100,975
	Kyosan Electric Manufacturing Co., Ltd.	24,000	71,351
#	Kyoto Kimono Yuzen Co., Ltd.	64	53,044
#	Kyowa Exeo Corp.	42,000	289,138
	Kyowa Hakko Kogyo Co., Ltd.	59,000	570,253
	Kyowa Leather Cloth Co., Ltd.	4,100	21,587
	Kyudenko Corp.	19,000	95,708
	Kyushu Electric Power Co., Inc.	23,400	589,582
# *	Laox Co., Ltd.	10,000	6,638
	Lapine Co., Ltd.	12,000	15,096
#	Lawson, Inc.	10,400	397,525
	Leopalace21 Corp.	11,900	243,158
#	Life Corp.	10,000	144,319
	Lintec Corp.	23,100	353,270
#	Lion Corp.	84,000	400,049
#	Look, Inc.	26,000	46,144
	Mabuchi Motor Co., Ltd.	11,200	562,182
#	Macnica, Inc.	5,200	73,790
#	Maeda Corp.	80,000	255,877
#	Maeda Road Construction Co., Ltd.	32,000	263,741
	Maezawa Industries, Inc.	3,100	7,961
	Maezawa Kaisei Industries Co., Ltd.	5,600	69,589
	Maezawa Kyuso Industries Co., Ltd.	7,300	134,358
# *	Magara Construction Co., Ltd.	7,000	4,022
#	Makino Milling Machine Co., Ltd.	48,000	341,421
	Makita Corp.	4,000	141,285
	Makita Corp. Sponsored ADR	5,914	209,947
	Mandom Corp.	7,500	219,293
	Marche Corp.	2,000	15,829
#	Mars Engineering Corp.	5,000	79,851
	Marubeni Corp.	300,000	2,271,331
#	Marubun Corp.	4,800	32,732
	Marudai Food Co., Ltd.	58,000	138,749
#	Maruei Department Store Co., Ltd.	18,000	53,445
#	Maruha Nichiro Holdings, Inc.	173,815	254,288
	MARUI GROUP CO., Ltd.	145,100	1,486,215
#	Maruichi Steel Tube, Ltd.	24,200	718,464
	Maruka Machinery Co., Ltd.	4,000	32,518
#	Marusan Securities Co., Ltd.	32,400	294,092

	Maruwa Co., Ltd.	4,200	$55,319
#	Maruyama Manufacturing Co., Inc.	26,000	56,451
# *	Maruzen Co., Ltd.	34,000	36,289
	Maruzen Showa Unyu Co., Ltd.	24,000	73,796
	Maspro Denkoh Corp.	7,200	57,118
	Matsuda Sangyo Co., Ltd.	2,420	66,588
	Matsui Construction Co., Ltd.	12,000	45,254
	Matsui Securities Co., Ltd.	12,800	85,001
# *	Matsumotokiyoshi Holdings Co., Ltd.	13,700	280,224
	Matsushita Electric Industrial Co., Ltd.	198,000	4,170,157
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	76,400	1,602,108
	Matsushita Electric Works, Ltd.	104,000	1,032,346
#	Matsuya Co., Ltd.	4,000	83,352
	Matsuya Foods Co., Ltd.	6,200	80,328
#	Max Co., Ltd.	20,000	238,655
	Maxvalu Tokai Co., Ltd.	6,300	93,158
	Mazda Motor Corp.	256,000	1,043,102
	MEC Co., Ltd.	2,100	19,621
	Mediceo Paltac Holdings Co., Ltd.	54,200	918,569
#	Megachips Corp.	2,900	40,387
#	Meidensha Corp.	87,000	200,615
	Meiji Dairies Corp.	125,000	716,501
*	Meiji Machine Co., Ltd.	40,000	20,770
#	Meiji Seika Kaisha, Ltd.	165,000	775,068
#	Meiji Shipping Co., Ltd.	6,200	30,940
#	Meitec Corp.	3,800	112,296
#	Meito Sangyo Co., Ltd.	3,900	75,251
#	Meiwa Estate Co., Ltd.	7,300	65,110
# *	Meiwa Trading Co., Ltd.	18,000	37,898
#	Mercian Corp.	26,000	48,980
	Mesco, Inc.	6,000	38,541
	Mikuni Coca-Cola Bottling Co., Ltd.	16,300	185,967
	Mikuni Corp.	7,000	21,502
#	Milbon Co., Ltd.	2,400	43,302
	Millea Holdings, Ltd.	51,712	1,912,073
	Millea Holdings, Ltd. ADR	64,004	2,410,026
	Mimasu Semiconductor Industry Co., Ltd.	8,500	160,122
#	Minebea Co., Ltd.	119,000	762,314
#	Ministop Co., Ltd.	7,900	150,879
	Miraca Holdings, Inc.	16,400	351,784
#	Miroku Jyoho Service Co., Ltd.	9,000	23,307
# *	Misawa Homes Co., Inc.	11,200	79,864
#	Misawa Resort Co., Ltd.	3,000	10,407
#	MISUMI Group, Inc.	9,000	143,630
	Mitani Corp.	6,000	60,048
	Mito Securities Co., Ltd.	22,000	77,216
	Mitsuba Corp.	20,000	95,342
#	Mitsubishi Cable Industries, Ltd.	77,000	97,842
#	Mitsubishi Chemical Holdings Corp.	181,000	1,224,274
	Mitsubishi Corp.	133,900	4,085,354
	Mitsubishi Electric Corp.	47,000	430,494
	Mitsubishi Estate Co., Ltd.	29,000	706,744
	Mitsubishi Gas Chemical Co., Inc.	121,000	897,310
	Mitsubishi Heavy Industries, Ltd.	499,000	2,333,496
	Mitsubishi Kakoki Kaisha, Ltd.	21,000	54,002

	Mitsubishi Logistics Corp.	58,000	$683,479
	Mitsubishi Materials Corp.	320,160	1,495,799
# *	Mitsubishi Motors Corp.	213,000	341,876
#	Mitsubishi Paper Mills, Ltd.	140,000	261,922
#	Mitsubishi Pencil Co., Ltd.	10,000	141,446
	Mitsubishi Rayon Co., Ltd.	254,452	869,201
#	Mitsubishi Steel Manufacturing Co., Ltd.	43,000	152,365
	Mitsubishi Tanabe Pharma Corp.	75,000	856,352
	Mitsubishi UFJ Financial Group, Inc.	952,520	8,394,895
	Mitsubishi UFJ Financial Group, Inc. ADR	589,892	5,196,949
	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	107,893
# *	Mitsubishi UFJ NICOS Co., Ltd.	126,000	347,079
	Mitsuboshi Belting, Ltd.	38,000	165,085
	Mitsui & Co., Ltd.	19,000	413,201
	Mitsui & Co., Ltd. Sponsored ADR	4,049	1,811,280
	Mitsui Chemicals, Inc.	177,000	1,255,043
	Mitsui Engineering and Shipbuilding Co., Ltd.	85,000	258,987
	Mitsui Fudosan Co., Ltd.	30,000	609,119
	Mitsui High-Tec, Inc.	11,200	88,695
#	Mitsui Home Co., Ltd.	27,000	117,830
	Mitsui Knowledge Industry Co., Ltd.	1,115	216,209
#	Mitsui Matsushima Co., Ltd.	33,000	83,377
	Mitsui Mining and Smelting Co., Ltd.	282,000	1,031,818
# *	Mitsui Mining Co., Ltd.	15,000	52,493
	Mitsui O.S.K. Lines, Ltd.	34,000	441,588
	Mitsui Sugar Co., Ltd.	46,000	165,062
	Mitsui Sumitoma Insurance Co., Ltd.	189,000	1,985,990
#	Mitsui-Soko Co., Ltd.	52,000	287,961
#	Mitsukoshi, Ltd.	96,000	385,657
	Mitsumi Electric Co., Ltd.	15,500	481,687
	Mitsumura Printing Co., Ltd.	8,000	29,163
	Mitsuuroko Co., Ltd.	11,000	64,387
#	Miura Co., Ltd.	12,100	285,065
# *	Miyaji Engineering Group	31,000	26,905
# *	Miyakoshi Corp.	3,900	35,984
	Miyoshi Oil & Fat Co., Ltd.	49,000	65,815
	Miyuki Keori Co., Ltd.	8,000	21,576
	Mizuho Financial Group, Inc.	1,026	4,242,558
	Mizuho Investors Securities Co., Ltd.	135,000	185,225
	Mizuho Trust & Banking Co., Ltd.	100,000	159,345
#	Mizuno Corp.	44,000	286,330
#	Mochida Pharmaceutical Co., Ltd.	20,000	196,360
#	Modec, Inc.	4,200	137,187
#	Monex Beans Holdings, Inc.	1,000	566,791
	Mori Seiki Co., Ltd.	29,600	532,626
#	Morinaga & Co., Ltd.	98,000	209,274
#	Morinaga Milk Industry Co., Ltd.	93,000	245,803
	Morita Corp.	17,000	83,752
	Moritex Corp.	6,300	24,276
	Morozoff, Ltd.	24,000	72,331
#	Mory Industries, Inc.	10,000	36,514
#	MOS Food Services, Inc.	9,600	135,203
	Moshi Moshi Hotline, Inc.	900	24,657
	MR Max Corp.	10,000	36,296
	Murata Manufacturing Co., Ltd.	38,900	2,106,969

	Musashino Bank, Ltd.	14,700	$598,263
# *	Mutoh Holdings Co., Ltd.	14,000	53,856
	Mutow Co., Ltd.	10,800	61,243
	Nabtesco Corp.	7,000	92,852
	NAC Co., Ltd.	3,300	28,287
	Nachi-Fujikoshi Corp.	71,000	249,709
#	Nagase & Co., Ltd.	53,000	540,135
#	Nagatanien Co., Ltd.	4,000	31,045
	Nagoya Railroad Co., Ltd.	142,000	451,049
*	Naigai Co., Ltd.	28,000	20,663
	Nakabayashi Co., Ltd.	36,000	62,714
	Nakamuraya Co., Ltd.	17,000	76,564
#	Nakano Corp.	18,000	50,228
#	Nakayama Steel Works, Ltd.	44,000	92,427
	Namco Bandai Holdings, Inc.	60,800	751,955
	NEC Corp.	532,000	2,291,200
	NEC Corp. Sponsered ADR	35,800	157,842
	NEC Fielding, Ltd.	12,800	145,662
	NEC Leasing, Ltd.	8,900	118,315
	NEC Mobiling, Ltd.	3,500	58,347
	NEC System Integration & Construction, Ltd.	11,400	146,042
# *	NEC Tokin Corp.	17,000	43,451
#	Net One Systems Co., Ltd.	272	294,612
*	Netmarks, Inc.	32	4,717
	Neturen Co., Ltd., Tokyo	18,100	188,675
	New Japan Radio Co., Ltd.	4,000	15,163
	New Tachikawa Aircraft Co., Ltd.	1,600	56,713
	NGK Insulators, Ltd.	29,000	658,530
#	NGK Spark Plug Co., Ltd.	72,000	1,125,503
	NHK Spring Co., Ltd.	49,000	380,917
	Nice Holdings, Inc.	29,000	72,082
	Nichia Steel Works, Ltd.	19,000	67,704
#	Nichias Corp.	51,000	226,751
	Nichiban Co., Ltd.	8,000	24,054
#	Nichicon Corp.	26,500	207,325
#	Nichiha Corp.	7,300	62,174
#	Nichii Gakkan Co.	10,700	143,208
#	Nichimo Co., Ltd.	15,000	22,231
	Nichimo Corp.	90,000	42,836
	Nichirei Corp.	123,000	609,377
	Nichireki Co., Ltd.	8,000	22,269
	Nidec Copal Corp.	10,400	123,771
	Nidec Corp.	4,300	283,322
	Nidec Corp. ADR	4,800	79,104
#	Nidec Sankyo Corp.	26,000	212,850
#	Nidec Tosok Corp.	2,600	19,302
	Nifco, Inc.	12,000	257,847
#	Nihon Chouzai Co., Ltd.	3,000	36,665
#	Nihon Dempa Kogyo Co., Ltd.	5,800	193,230
#	Nihon Eslead Corp.	5,700	75,780
#	Nihon Inter Electronics Corp.	19,200	53,574
	Nihon Kagaku Sangyo Co., Ltd.	3,000	24,312
	Nihon Kohden Corp.	10,800	217,849
	Nihon Matai Co., Ltd.	9,000	13,423
#	Nihon Nohyaku Co., Ltd.	23,000	159,716

	Nihon Parkerizing Co., Ltd.	22,000	$306,644
	Nihon Spindle Manufacturing Co., Ltd.	17,000	36,401
#	Nihon Unisys, Ltd.	21,200	253,708
	Nikkiso Co., Ltd.	23,000	150,293
	Nikko Co., Ltd.	11,000	24,427
	Nikon Corp.	17,000	476,171
	Nintendo Co., Ltd.	2,400	1,194,950
#	Nippei Toyama Corp.	10,000	118,534
#	Nippo Corp.	27,000	177,549
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,000	144,488
*	Nippon Carbide Industries Co., Inc.	29,000	54,376
	Nippon Carbon Co., Ltd.	23,000	89,520
	Nippon Ceramic Co., Ltd.	7,000	76,302
	Nippon Chemical Industrial Co., Ltd.	28,000	65,773
	Nippon Chemi-Con Corp.	62,000	275,089
#	Nippon Chemiphar Co., Ltd.	5,000	24,212
	Nippon Chutetsukan K.K.	15,000	20,895
*	Nippon Chuzo K.K.	27,000	57,164
	Nippon Concrete Industries Co., Ltd.	9,000	14,714
#	Nippon Denko Co., Ltd.	28,000	254,813
#	Nippon Densetsu Kogyo Co., Ltd.	19,000	136,218
	Nippon Denwa Shisetu Co., Ltd.	22,000	65,054
	Nippon Electric Glass Co., Ltd.	16,000	231,972
	Nippon Express Co., Ltd.	222,000	1,184,254
	Nippon Felt Co., Ltd.	5,000	28,424
	Nippon Filcon Co., Ltd.	9,700	47,462
	Nippon Fine Chemical Co., Ltd.	10,300	74,402
	Nippon Flour Mills Co., Ltd.	62,000	251,658
#	Nippon Formula Feed Manufacturing Co., Ltd.	32,000	37,320
#	Nippon Gas Co., Ltd.	16,800	157,422
	Nippon Hume Corp.	20,000	61,130
	Nippon Jogesuido Sekkei Co., Ltd.	24	21,366
	Nippon Kanzai Co., Ltd.	2,800	70,176
	Nippon Kasei Chemical Co., Ltd.	32,000	58,535
#	Nippon Kayaku Co., Ltd.	80,000	477,220
#	Nippon Kinzoku Co., Ltd.	31,000	92,787
	Nippon Koei Co., Ltd., Tokyo	34,000	87,873
	Nippon Konpo Unyu Soko Co., Ltd.	28,000	381,772
#	Nippon Koshuha Steel Co., Ltd.	16,000	32,599
	Nippon Light Metal Co., Ltd.	247,000	381,263
#	Nippon Meat Packers, Inc.	92,000	1,131,770
#	Nippon Metal Industry Co., Ltd.	39,000	142,360
	Nippon Mining Holdings, Inc.	245,000	1,451,098
	Nippon Mitsubishi Oil Corp.	346,000	2,360,299
#	Nippon Paint Co., Ltd.	111,000	430,487
	Nippon Paper Group, Inc.	442	1,047,128
#	Nippon Parking Development Co., Ltd.	143	6,366
	Nippon Pillar Packing Co., Ltd.	9,000	54,884
#	Nippon Piston Ring Co., Ltd.	39,000	60,994
	Nippon Seiki Co., Ltd.	17,000	259,761
	Nippon Seiro Co., Ltd.	14,000	39,713
	Nippon Seisen Co., Ltd.	7,000	26,463
#	Nippon Sharyo, Ltd.	74,000	146,906
	Nippon Sheet Glass Co., Ltd.	302,000	1,412,021
	Nippon Shinyaku Co., Ltd.	23,000	230,859

	Nippon Shokubai Co., Ltd.	67,000	$493,783
	Nippon Signal Co., Ltd.	24,900	123,149
	Nippon Soda Co., Ltd.	59,000	205,207
	Nippon Steel Corp.	189,000	994,367
	Nippon Steel Trading Co., Ltd.	53,000	142,262
	Nippon Suisan Kaisha, Ltd.	110,200	422,645
	Nippon Telegraph & Telephone Corp.	46	200,594
	Nippon Telegraph & Telephone Corp. ADR	27,700	600,813
	Nippon Thompson Co., Ltd.	38,000	229,167
	Nippon Tungsten Co., Ltd.	10,000	22,114
	Nippon Valqua Industries, Ltd.	34,000	101,128
#	Nippon Yakin Kogyo Co., Ltd.	47,000	446,287
	Nippon Yusen KK	211,000	1,949,731
	Nippon Yusoki Co., Ltd.	16,000	47,662
	Nipponkoa Insurance Co., Ltd.	180,000	1,457,419
	Nipro Corp.	22,000	421,111
# *	NIS Group Co., Ltd ADR	30,800	25,348
# *	NIS Group Co., Ltd.	30,704	51,282
#	Nishimatsu Construction Co., Ltd.	140,000	356,238
#	Nishimatsuya Chain Co., Ltd.	15,800	151,236
	Nishi-Nippon Bank, Ltd.	350,000	912,045
	Nishi-Nippon Railroad Co., Ltd.	162,000	593,194
	Nishishiba Electric Co., Ltd.	10,000	21,682
	Nissan Chemical Industries, Ltd.	20,000	228,001
	Nissan Motor Co., Ltd.	347,200	3,122,360
	Nissan Shatai Co., Ltd.	39,000	333,213
#	Nissay Dowa General Insurance Co., Ltd.	98,000	534,557
#	Nissei Corp.	5,700	60,314
	Nissei Plastic Industrial Co., Ltd.	4,000	18,316
#	Nissen Holdings Co., Ltd.	25,500	172,487
#	Nissha Printing Co., Ltd.	8,000	337,211
#	Nisshin Fudosan Co., Ltd.	9,100	62,812
	Nisshin Seifun Group, Inc.	98,200	976,838
	Nisshin Steel Co., Ltd.	398,000	1,426,905
	Nisshinbo Industries, Inc.	73,000	765,128
	Nissho Electronics Corp.	4,100	28,271
	Nissin Corp.	40,000	107,117
#	Nissin Food Products Co., Ltd.	33,075	1,094,520
	Nissin Kogyo Co., Ltd.	16,600	294,287
	Nissin Sugar Manufacturing Co., Ltd.	28,000	64,662
	Nissui Pharmaceutical Co., Ltd.	4,000	26,146
	Nitchitsu Co., Ltd.	11,000	34,252
	Nitta Corp.	11,000	169,903
	Nittan Valve Co., Ltd.	4,000	21,297
	Nittetsu Mining Co., Ltd.	27,000	177,764
	Nitto Boseki Co., Ltd.	117,000	238,602
	Nitto Denko Corp.	6,900	335,948
	Nitto Electric Works, Ltd.	13,000	149,549
	Nitto FC Co., Ltd.	5,000	25,264
	Nitto Kohki Co., Ltd.	4,900	107,684
	Nitto Seiko Co., Ltd.	5,000	23,369
# *	Niws Co. HQ, Ltd.	148	4,492
	NOF Corp.	83,000	324,399
	Nohmi Bosai, Ltd.	27,000	179,262
	NOK Corp.	46,000	952,900

	Nomura Co., Ltd.	25,000	$92,345
	Nomura Holdings, Inc. ADR	47,500	743,850
	Nomura Research Institute, Ltd.	5,600	159,494
	Nomura Securities Co., Ltd.	108,700	1,706,987
	Noritake Co., Ltd.	52,000	216,930
#	Noritsu Koki Co., Ltd.	8,800	163,982
#	Noritz Corp.	15,100	164,779
	NS Solutions Corp.	4,800	136,573
	NSD Co., Ltd.	10,600	148,912
	NSK, Ltd.	33,000	282,912
	NTN Corp.	51,000	379,398
	NTT Data Corp.	83	388,407
	NTT DoCoMo, Inc.	1,095	1,604,252
	NTT DoCoMo, Inc. Sponsored ADR	45,300	660,927
# *	Oak Capital Corp.	24,000	9,478
	Obayashi Corp.	302,000	1,444,593
	Obic Co., Ltd.	1,370	252,911
#	Odakyu Electric Railway Co., Ltd.	36,000	235,403
#	Oenon Holdings, Inc.	36,000	67,613
	Oiles Corp.	9,440	196,912
	Oji Paper Co., Ltd.	238,000	1,000,409
	Okabe Co., Ltd.	17,000	61,936
	Okamoto Industries, Inc.	37,000	122,020
	Okamoto Machine Tool Works, Ltd.	24,000	58,707
	Okamura Corp.	22,000	167,104
	Okano Valve Manufacturing Co.	4,000	26,012
#	Okasan Holdings, Inc.	82,000	456,676
	Okaya Electric Industries Co., Ltd.	4,400	23,769
	Oki Electric Cable Co., Ltd.	12,000	20,940
# *	Oki Electric Industry Co., Ltd.	314,000	560,969
	Okinawa Electric Power Co., Ltd.	3,880	154,531
#	OKK Corp.	20,000	43,121
	OKUMA Corp.	60,000	570,589
#	Okumura Corp.	85,000	363,465
	Okura Industrial Co., Ltd.	14,000	33,383
	Okuwa Co., Ltd.	11,000	125,492
	Olympic Corp.	3,100	18,527
	Olympus Corp.	12,000	351,379
	O-M, Ltd.	7,000	54,761
#	OMC Card, Inc.	23,159	107,137
# *	Omikenshi Co., Ltd.	24,000	18,631
	Omron Corp.	39,100	867,766
	Ono Pharmaceutical Co., Ltd.	18,200	918,850
	Ono Sokki Co., Ltd.	5,000	25,130
	Onoken Co., Ltd.	8,500	110,713
#	Onward Holdings Co., Ltd.	68,000	662,358
#	Oracle Corp. Japan	1,900	83,748
#	Organo Corp.	12,000	109,882
	Oriental Land Co., Ltd.	8,300	483,549
	Oriental Shiraishi Corp.	5,200	11,383
	Oriental Yeast Co., Ltd.	5,000	26,872
	Origin Electric Co., Ltd.	15,000	83,400
	Osaka Gas Co., Ltd.	124,000	497,531
	Osaka Organic Chemical Industry, Ltd.	5,000	26,510
	Osaka Steel Co., Ltd.	9,300	127,516

#	Osaka Titanium Technologies Co., Ltd.	2,100	$139,494
#	Osaki Electric Co., Ltd.	11,000	48,536
#	OSG Corp.	26,900	266,086
	Otsuka Corp.	1,900	149,328
	Oyo Corp.	13,500	135,896
	P.S. Mitsubishi Construction Co., Ltd.	15,500	32,870
	Pacific Industrial Co., Ltd.	21,000	82,187
	Pacific Metals Co., Ltd.	20,000	238,958
#	PanaHome Corp.	38,000	243,728
#	Paramount Bed Co., Ltd.	8,800	117,509
	Parco Co., Ltd.	16,800	204,446
#	Paris Miki, Inc.	12,200	167,378
#	Park24 Co., Ltd.	18,700	158,973
# *	Pasco Corp.	21,000	31,252
# *	Pasona Group, Inc.	45	36,168
	PCA Corp.	1,000	10,094
# *	Penta-Ocean Construction Co., Ltd.	145,500	183,384
*	PIA Corp.	700	11,929
#	Pigeon Corp.	8,600	135,378
#	Pilot Corp.	65	114,173
	Piolax, Inc.	6,600	138,714
#	Pioneer Electronic Corp.	80,900	849,998
	Poplar Co., Ltd.	3,500	23,070
	Press Kogyo Co., Ltd.	52,000	202,932
*	Prima Meat Packers, Ltd.	113,000	105,704
#	PRONEXUS, Inc.	10,000	85,704
	Q.P. Corp.	51,000	507,146
	Raito Kogyo Co., Ltd.	16,900	42,474
#	Rasa Industries, Ltd.	19,000	34,775
#	Rengo Co., Ltd.	110,000	594,687
# *	Renown, Inc.	20,100	79,292
	Resona Holdings, Inc.	185	299,240
	Resorttrust, Inc.	12,400	187,969
#	Rhythm Watch Co., Ltd.	49,000	55,129
	RICOH Co., Ltd.	83,000	1,332,991
	Ricoh Elemex Corp.	4,000	29,867
	Ricoh Leasing Co., Ltd.	8,300	188,086
#	Right On Co., Ltd.	8,800	77,210
#	Riken Corp.	48,000	197,824
	Riken Keiki Co., Ltd.	9,400	64,281
	Riken Technos Corp.	32,000	76,947
	Riken Vitamin Co., Ltd.	4,700	153,284
#	Ringer Hut Co., Ltd.	2,800	37,212
#	Rinnai Corp.	16,400	507,183
#	RISA Partners, Inc.	61	119,287
	Rock Field Co., Ltd.	4,900	71,098
	Rohm Co., Ltd.	24,900	1,816,095
	Rohto Pharmaceutical Co., Ltd.	25,000	298,595
	Roland Corp.	10,200	209,730
	Roland DG Corp.	1,600	50,968
	Round One Corp.	98	112,326
#	Royal Co., Ltd.	13,700	139,272
#	Ryobi, Ltd.	65,000	271,626
	Ryoden Trading Co., Ltd.	19,000	129,253
#	Ryohin Keikaku Co., Ltd.	2,200	116,949

	Ryosan Co., Ltd.	17,800	$424,987
#	Ryoshoku, Ltd.	9,000	182,734
	Ryoyo Electro Corp.	13,600	146,038
	S Foods, Inc.	11,500	94,923
	S Science Co., Ltd.	164,000	21,640
#	S.T. Chemical Co., Ltd.	8,000	96,682
# *	Saeki Kensetsu Kogyo Co., Ltd.	45,000	26,996
	Sagami Chain Co., Ltd.	4,000	42,233
	Sagami Railway Co., Ltd.	33,000	127,218
	Saibu Gas Co., Ltd.	74,000	164,451
#	Saint Marc Holdings Co., Ltd.	1,000	31,831
	Saizeriya Co., Ltd.	14,600	141,357
	Sakai Chemical Industry Co., Ltd.	49,000	202,080
	Sakai Heavy Industries, Ltd.	17,000	30,411
	Sakai Ovex Co., Ltd.	17,000	19,584
	Sakata INX Corp.	21,000	96,397
#	Sakata Seed Corp.	19,400	246,104
	Sala Corp.	6,500	25,864
	San-Ai Oil Co., Ltd.	23,000	86,920
	Sanden Corp.	62,000	289,739
#	Sanei-International Co., Ltd.	5,500	80,739
# *	Sanix, Inc.	16,900	38,541
#	Sankei Building Co., Ltd.	17,000	133,695
#	Sanken Electric Co., Ltd.	46,000	271,008
#	Sanki Engineering Co., Ltd.	35,000	228,976
	Sankyo Co., Ltd.	22,200	1,186,327
#	Sankyo Seiko Co., Ltd.	17,000	48,472
	Sankyo-Tateyama Holdings, Inc.	137,000	174,958
#	Sankyu, Inc., Tokyo	62,000	295,777
	Sanoh Industrial Co., Ltd.	12,900	77,905
#	Sanrio Co., Ltd.	11,500	99,927
	Sanshin Electronics Co., Ltd.	14,300	162,420
*	Sansui Electric Co., Ltd.	272,000	23,553
	Santen Pharmaceutical Co., Ltd.	14,800	375,168
	Sanwa Holdings Corp.	113,000	548,523
	Sanyo Chemical Industries, Ltd.	33,000	171,950
	Sanyo Denki Co., Ltd.	18,000	79,500
*	Sanyo Electric Co., Ltd.	479,000	1,011,171
	Sanyo Housing Nagoya Co., Ltd.	63	64,943
	Sanyo Industries, Ltd., Tokyo	10,000	18,049
#	Sanyo Shokai, Ltd.	40,000	210,009
#	Sanyo Special Steel Co., Ltd.	60,000	363,294
	Sapporo Hokuyo Holdings, Inc.	151	1,178,818
#	Sapporo Holdings, Ltd.	49,000	369,424
#	Sasebo Heavy Industries Co., Ltd., Tokyo	17,000	67,827
#	Sato Corp.	7,600	89,561
	Sato Shoji Corp.	7,900	56,512
	Satori Electric Co., Ltd.	4,900	46,097
	Saxa Holdings, Inc.	20,000	34,121
	Secom Co., Ltd.	13,500	680,791
	Secom Joshinetsu Co., Ltd.	1,500	39,875
	Secom Techno Service Co., Ltd.	2,500	80,123
#	Sega Sammy Holdings, Inc.	97,212	1,072,554
	Seibu Electric Industry Co., Ltd.	6,000	24,435
	Seijo Corp.	1,200	24,059

#	Seika Corp.	31,000	$66,508
	Seikagaku Corp.	14,900	158,152
	Seiko Epson Corp.	53,300	1,360,396
#	Seiko Holdings Corp.	43,000	212,708
	Seino Holdings Co., Ltd.	69,000	457,332
	Seiren Co., Ltd.	24,700	165,246
	Sekisui Chemical Co., Ltd.	221,000	1,550,123
	Sekisui House, Ltd.	139,000	1,438,154
	Sekisui Jushi Co., Ltd.	15,000	125,012
	Sekisui Plastics Co., Ltd.	37,000	101,749
	Senko Co., Ltd.	27,000	91,525
	Senshu Electric Co., Ltd.	4,000	66,929
#	Senshukai Co., Ltd.	18,700	134,049
#	Seven & I Holdings Co., Ltd.	80,952	2,012,893
#	SFCG Co., Ltd.	280	33,590
	Sharp Corp., Osaka	97,000	1,765,164
#	Shibaura Mechatronics Corp.	20,000	96,693
#	Shibusawa Warehouse Co., Ltd.	26,000	161,802
	Shibuya Kogyo Co., Ltd.	6,800	47,164
	Shiga Bank, Ltd.	105,000	672,201
	Shikibo, Ltd.	61,000	78,201
	Shikoku Bank, Ltd.	98,000	360,116
	Shikoku Chemicals Corp.	25,000	117,201
	Shikoku Coca-Cola Bottling Co., Ltd.	9,600	110,281
	Shikoku Electric Power Co., Inc.	10,800	311,294
#	Shima Seiki Manufacturing Co., Ltd.	6,900	300,750
#	Shimachu Co., Ltd.	21,500	555,805
#	Shimadzu Corp.	57,000	534,544
#	Shimamura Co., Ltd.	2,400	174,024
	Shimano, Inc.	8,400	350,544
#	Shimizu Bank, Ltd.	4,000	173,789
	Shimizu Corp.	291,000	1,392,226
	Shin Nippon Air Technologies Co., Ltd.	4,200	20,859
	Shinagawa Refractories Co., Ltd.	17,000	50,085
	Shindengen Electric Manufacturing Co., Ltd.	28,000	57,341
	Shin-Etsu Chemical Co., Ltd.	15,500	836,479
	Shin-Etsu Polymer Co., Ltd.	18,000	113,847
	Shinkawa, Ltd.	8,100	107,720
	Shin-Keisei Electric Railway Co., Ltd.	5,000	16,094
# *	Shinki Co., Ltd.	69,900	77,465
#	Shinko Electric Co., Ltd.	48,000	153,609
	Shinko Electric Industries Co., Ltd.	25,800	368,123
	Shinko Plantech Co., Ltd.	9,000	119,766
	Shinko Securities Co., Ltd.	268,000	919,771
	Shinko Shoji Co., Ltd.	9,000	91,760
	Shinko Wire Co., Ltd.	23,000	41,736
	Shin-Kobe Electric Machinery Co., Ltd.	14,000	63,619
#	Shinmaywa Industries, Ltd.	38,000	128,076
#	Shinnihon Corp.	17,600	39,720
#	Shinsei Bank, Ltd.	65,000	263,142
	Shinsho Corp.	11,000	31,211
	Shinwa Kaiun Kaisha, Ltd.	19,000	124,453
	Shinyei Kaisha	5,000	9,084
	Shionogi & Co., Ltd.	55,000	942,874
#	Shiroki Co., Ltd.	32,000	90,863

#	Shiseido Co., Ltd.	18,000	$410,200
	Shizuki Electric Co., Inc.	15,000	55,376
	Shizuoka Bank, Ltd.	150,000	1,583,778
	Shizuoka Gas Co., Ltd.	26,000	136,658
#	SHO-BOND Holdings Co., Ltd.	8,200	97,162
	Shobunsha Publications, Inc.	4,800	38,210
#	Shochiku Co., Ltd.	32,000	211,324
#	Shoko Co., Ltd.	15,000	18,142
	Showa Aircraft Industry Co., Ltd.	5,000	48,754
	Showa Corp.	27,200	239,976
	Showa Denko KK	167,000	594,238
#	Showa Sangyo Co., Ltd.	46,000	106,919
	Showa Shell Sekiyu K.K.	97,400	988,146
	Siix Corp.	8,800	84,248
# *	Silver Seiko, Ltd.	119,000	32,645
	Sinanen Co., Ltd.	22,000	89,325
	Sintokogio, Ltd.	22,300	210,892
	SKY Perfect JSAT Corp.	845	249,776
	SMC Corp.	7,900	842,302
	SMK Corp.	21,000	123,602
#	Snow Brand Milk Products Co., Ltd.	73,000	185,307
	SNT Corp.	13,100	80,328
	Soda Nikka Co., Ltd.	7,000	26,829
#	Sodick Co., Ltd.	24,700	117,237
	Soft99 Corp.	3,600	24,848
#	Softbank Corp.	16,500	321,481
	Sogo Medical Co., Ltd.	2,900	86,791
#	Sohgo Security Services Co., Ltd.	27,600	381,655
	Sojitz Corp.	326,700	1,224,644
# *	Solid Group Holdings Co., Ltd.	21,500	8,165
	Sompo Japan Insurance, Inc.	235,000	2,179,417
	Sonton Food Industry Co., Ltd.	3,000	24,154
	Sony Corp.	2,000	94,486
	Sony Corp. Sponsored ADR	91,700	4,329,157
	Sorun Corp.	10,100	57,730
	Sotoh Co., Ltd.	3,000	35,238
#	Space Co., Ltd.	3,700	30,784
	Square Enix Co., Ltd.	4,800	160,237
	SRA Holdings	3,900	64,124
#	SSP Co., Ltd.	29,000	133,582
	Stanley Electric Co., Ltd.	17,600	371,887
#	Star Micronics Co., Ltd.	15,700	250,465
	Starzen Corp.	32,000	72,764
#	Stella Chemifa Corp.	2,400	57,102
	Subaru Enterprise Co., Ltd.	9,000	28,839
#	Sugi Pharmacy Co., Ltd.	4,800	129,092
	Sugimoto & Co., Ltd.	5,300	64,920
	Sumco Techxiv Corp.	3,800	87,990
	Sumida Corp.	8,200	109,467
	Suminoe Textile Co., Ltd.	27,000	55,307
#	Sumisho Computer Systems Corp.	12,000	225,738
#	Sumitomo Bakelite Co., Ltd.	103,000	564,709
	Sumitomo Chemical Co., Ltd.	209,000	1,446,767
# *	Sumitomo Coal Mining Co., Ltd.	58,500	47,160
	Sumitomo Corp.	165,600	2,381,526

	Sumitomo Densetsu Co., Ltd.	18,700	$78,356
	Sumitomo Electric Industries, Ltd.	155,900	2,307,011
	Sumitomo Forestry Co., Ltd.	69,300	543,150
	Sumitomo Heavy Industries, Ltd.	28,000	223,313
#	Sumitomo Light Metal Industries, Ltd.	149,000	201,234
	Sumitomo Metal Industries, Ltd., Osaka	92,000	389,719
	Sumitomo Metal Mining Co., Ltd.	48,000	1,009,825
# *	Sumitomo Mitsui Construction Co., Ltd.	68,800	64,298
	Sumitomo Mitsui Financial Group, Inc.	646	4,666,036
	Sumitomo Osaka Cement Co., Ltd.	186,000	378,484
	Sumitomo Pipe & Tube Co., Ltd.	12,000	109,841
	Sumitomo Precision Products Co., Ltd.	17,000	61,468
#	Sumitomo Real Estate Sales Co., Ltd.	2,600	109,628
	Sumitomo Realty & Development Co., Ltd.	21,000	358,387
	Sumitomo Rubber Industries, Ltd.	80,100	617,264
	Sumitomo Seika Chemicals Co., Ltd.	21,000	81,286
	Sumitomo Trust & Banking Co., Ltd.	347,000	2,337,497
	Sumitomo Warehouse Co., Ltd.	83,000	400,328
	Sun Wave Corp.	12,000	17,320
#	Sundrug Co., Ltd.	6,000	151,504
	SUNX, Ltd.	9,300	49,474
	Suruga Bank, Ltd.	70,000	777,223
#	Suruga Corp.	16,800	186,948
	Suzuken Co., Ltd.	27,200	979,760
	Suzuki Metal Industry Co., Ltd.	16,000	33,437
	Suzuki Motor Corp.	13,700	370,035
#	SWCC Showa Holdings Co., Ltd.	121,000	175,162
*	SxL Corp.	28,000	14,794
	Sysmex Corp.	3,500	141,891
#	SystemPro Co., Ltd.	60	39,230
	T&D Holdings, Inc.	30,750	1,572,276
#	T.Hasegawa Co., Ltd.	9,700	166,429
	Tachibana Eletech Co., Ltd.	8,200	63,315
	Tachihi Enterprise Co., Ltd.	1,600	102,862
	Tachi-S Co., Ltd.	8,700	77,594
#	Tadano, Ltd.	39,421	390,234
	Taihei Dengyo Kaisha, Ltd.	13,000	105,032
#	Taihei Kogyo Co., Ltd.	16,000	63,921
	Taiheiyo Cement Corp.	452,000	1,053,661
# *	Taiheiyo Kaiun Co., Ltd.	16,000	35,051
	Taiho Kogyo Co., Ltd.	11,300	144,871
#	Taikisha, Ltd.	17,000	195,438
	Taisei Corp.	485,000	1,278,738
	Taisei Lamick Co., Ltd.	900	20,340
	Taisei Rotec Corp.	17,000	21,945
	Taisho Pharmaceutical Co., Ltd.	38,000	774,378
	Taiyo Nippon Sanso Corp.	72,000	641,777
	Taiyo Yuden Co., Ltd.	51,000	555,381
	Takagi Securities Co., Ltd.	15,000	35,337
	Takamatsu Corp.	10,200	148,997
	Takano Co., Ltd.	5,700	55,060
#	Takaoka Electric Manufacturing Co., Ltd.	15,000	18,664
	Takara Holdings, Inc.	71,000	430,799
#	Takara Printing Co., Ltd.	5,500	44,959
#	Takara Standard Co., Ltd.	42,000	179,413

#	Takasago International Corp.	35,000	$276,666
#	Takasago Thermal Engineering Co., Ltd.	30,000	226,310
#	Takashima & Co., Ltd.	14,000	15,733
#	Takashimaya Co., Ltd.	114,000	1,259,025
#	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	139,584
	Takeda Pharmaceutical Co., Ltd.	20,600	1,149,460
	Takiron Co., Ltd.	33,000	78,174
#	Takisawa Machine Tool Co., Ltd.	21,000	33,928
#	Takuma Co., Ltd.	30,000	68,864
	Tamura Corp.	38,000	136,929
	Tasaki Shinju Co., Ltd.	18,000	45,398
	Tatsuta Electric Wire & Cable Co., Ltd.	26,000	63,826
	Tayca Corp.	18,000	56,705
	TBK Co., Ltd.	7,000	34,061
	TCM Corp.	40,000	94,203
	TDK Corp.	4,600	326,981
#	TDK Corp. Sponsored ADR	21,000	1,473,990
# *	Teac Corp.	26,000	24,259
	Techno Associe Co., Ltd.	3,000	33,860
#	Tecmo, Ltd.	6,200	77,503
	Teijin, Ltd.	428,750	1,661,216
#	Teikoku Electric Manufacturing Co., Ltd.	3,000	53,787
#	Teikoku Piston Ring Co., Ltd.	9,600	94,472
	Teikoku Tsushin Kogyo Co., Ltd.	17,000	53,664
*	Tekken Corp.	75,000	76,227
	Telepark Corp.	40	39,810
	Tenma Corp.	11,100	163,136
	Terumo Corp.	8,000	434,379
	The 77 Bank, Ltd.	177,000	1,043,229
	The Aichi Bank, Ltd.	4,200	330,957
	The Akita Bank, Ltd.	95,000	403,725
	The Aomori Bank, Ltd.	67,000	252,159
	The Awa Bank, Ltd.	104,000	562,849
#	The Bank of Ikeda, Ltd.	8,800	249,777
#	The Bank of Iwate, Ltd.	8,100	498,482
	The Bank of Kyoto, Ltd.	109,000	1,258,126
	The Bank of Nagoya, Ltd.	82,000	470,432
	The Bank of Okinawa, Ltd.	9,600	331,202
	The Bank of Saga, Ltd.	67,000	206,033
	The Chiba Bank, Ltd.	199,000	1,265,641
*	The Chiba Kogyo Bank, Ltd.	12,300	156,145
	The Chugoku Bank, Ltd.	89,000	1,204,601
	The Chugoku Electric Power Co., Ltd.	17,000	357,775
	The Chukyo Bank, Ltd.	66,000	185,375
# *	The Daiei, Inc.	38,800	246,568
	The Daisan Bank, Ltd.	70,000	238,093
	The Daishi Bank, Ltd.	150,000	568,586
	The Daito Bank, Ltd.	55,000	52,195
	The Ehime Bank, Ltd.	84,000	288,139
#	The Eighteenth Bank, Ltd.	78,000	277,351
	The Fuji Fire & Marine Insurance Co., Ltd.	117,000	329,561
	The Fukui Bank, Ltd.	106,000	299,145
# *	The Goodwill Group, Inc.	458	80,697
#	The Gunma Bank, Ltd.	187,000	1,271,771
	The Hachijuni Bank, Ltd.	198,000	1,301,249

	The Higo Bank, Ltd.	91,000	$529,957
	The Hiroshima Bank, Ltd.	247,000	1,216,348
	The Hokkoku Bank, Ltd.	137,000	611,050
	The Hokuetsu Bank, Ltd.	100,000	228,402
	The Hyakugo Bank, Ltd.	114,000	647,222
	The Hyakujishi Bank, Ltd.	110,000	539,583
	The Iyo Bank, Ltd.	120,000	1,173,342
#	The Japan General Estate Co., Ltd.	16,500	157,210
	The Japan Steel Works, Ltd.	16,000	260,013
	The Japan Wool Textile Co., Ltd.	33,000	281,278
	The Joyo Bank, Ltd.	172,000	862,072
	The Kagawa Bank, Ltd.	43,000	247,277
	The Kagoshima Bank, Ltd.	74,000	513,589
#	The Kanto Tsukuba Bank, Ltd.	31,100	165,268
	The Keihin Co., Ltd.	7,000	11,003
	The Keiyo Bank, Ltd.	116,000	652,342
	The Kita-Nippon Bank, Ltd.	3,300	114,892
# *	The Maruetsu, Inc.	22,000	168,657
#	The Michinoku Bank, Ltd.	61,000	180,483
	The Minato Bank, Ltd.	110,000	209,202
	The Miyazaki Bank, Ltd.	59,000	242,440
	The Nagano Bank, Ltd.	31,000	71,234
	The Nanto Bank, Ltd.	110,000	488,191
	The Nippon Road Co., Ltd.	26,000	38,599
	The Nippon Synthetic Chemical Industry Co., Ltd.	28,000	166,028
	The Nisshin Oillio Group, Ltd.	55,000	179,288
	The Ogaki Kyoritsu Bank, Ltd.	115,000	633,250
	The Oita Bank, Ltd.	61,000	391,044
	The Pack Corp.	7,900	112,009
	The San-in Godo Bank, Ltd.	80,000	647,951
	The Yasuda Warehouse Co., Ltd.	4,000	35,826
	THK Co., Ltd.	47,500	896,907
	Tigers Polymer Corp.	4,000	22,081
#	TIS, Inc.	17,000	310,966
	TKC Corp.	9,600	178,350
# *	Toa Corp.	57,000	46,154
	Toa Doro Kogyo Co., Ltd.	15,000	18,345
	Toa Oil Co., Ltd.	47,000	62,354
	Toabo Corp.	53,000	45,013
	Toagosei Co., Ltd.	101,000	345,468
# *	Tobishima Corp.	127,000	44,426
#	Tobu Railway Co., Ltd.	142,000	678,917
	Tobu Store Co., Ltd.	16,000	55,075
#	TOC Co., Ltd.	34,500	264,822
#	Tocalo Co., Ltd.	4,000	69,389
	Tochigi Bank, Ltd.	47,000	275,886
#	Toda Corp.	107,000	465,349
	Toda Kogyo Corp.	21,000	75,553
	Todentu Corp.	9,000	19,637
	Toei Co., Ltd.	18,000	99,779
	Toenec Corp.	36,000	166,473
	Tohcello Co., Ltd.	11,500	65,133
	Toho Bank, Ltd.	92,000	369,694
#	Toho Co., Ltd. (6895200)	35,800	829,146
	Toho Co., Ltd. (6895211)	21,000	66,635

#	Toho Gas Co., Ltd.	88,000	$462,320
#	Toho Real Estate Co., Ltd.	22,600	148,451
#	Toho Titanium Co., Ltd.	3,000	85,229
#	Toho Zinc Co., Ltd.	56,000	371,498
	Tohoku Bank, Ltd.	45,000	75,967
	Tohto Suisan Co., Ltd.	11,000	19,906
	Tohuku Electric Power Co., Inc.	26,700	612,623
#	Tokai Carbon Co., Ltd.	68,000	579,246
	Tokai Corp.	18,000	72,130
# *	Tokai Kanko Co., Ltd.	37,000	19,372
	Tokai Lease Co., Ltd.	14,000	22,890
	Tokai Rika Co., Ltd.	15,000	431,289
#	Tokai Rubber Industries, Ltd.	21,100	331,062
	Tokai Tokyo Securities Co., Ltd.	95,000	395,500
	Tokimec, Inc.	14,000	35,948
*	Toko, Inc.	41,000	79,426
	Tokushima Bank, Ltd.	35,000	193,005
*	Tokushu Tokai Holdings Co., Ltd.	65,380	113,306
	Tokuyama Corp.	108,000	804,264
	Tokyo Denpa Co., Ltd.	2,200	26,633
#	Tokyo Dome Corp.	49,000	236,831
	Tokyo Electric Power Co., Ltd	42,200	1,084,205
	Tokyo Electron Device, Ltd.	41	71,547
	Tokyo Electron, Ltd.	13,200	818,164
	Tokyo Energy & Systems, Inc.	10,000	58,454
	Tokyo Gas Co., Ltd.	129,000	578,665
	Tokyo Kaikan Co., Ltd.	2,000	10,561
#	Tokyo Kikai Seisakusho, Ltd.	21,000	49,902
#	Tokyo Leasing Co., Ltd.	13,800	145,668
	Tokyo Ohka Kogyo Co., Ltd.	18,200	387,886
	Tokyo Radiator Manufacturing Co. Ltd.	8,200	24,426
	Tokyo Rakutenchi Co., Ltd.	26,000	85,638
	Tokyo Rope Manufacturing Co., Ltd.	58,000	92,184
	Tokyo Sangyo Co., Ltd.	15,000	45,795
#	Tokyo Seimitsu Co., Ltd.	14,800	271,354
	Tokyo Steel Manufacturing Co., Ltd.	55,000	657,492
#	Tokyo Style Co., Ltd.	33,000	313,016
	Tokyo Tatemono Co., Ltd.	137,000	928,355
	Tokyo Tekko Co., Ltd.	17,000	65,132
#	Tokyo Theatres Co., Inc.	31,000	59,550
	Tokyo Tomin Bank, Ltd.	13,100	293,227
#	Tokyotokeiba Co., Ltd.	66,000	125,813
	Tokyu Community Corp.	3,300	71,065
	Tokyu Construction Co., Ltd.	37,940	114,454
	Tokyu Corp.	56,000	324,352
	Tokyu Land Corp.	40,000	269,603
#	Tokyu Livable, Inc.	5,000	44,010
	Tokyu Recreation Co., Ltd.	6,000	36,158
#	Tokyu Store Chain Corp.	33,000	143,754
	Toli Corp.	17,000	32,367
	Tomato Bank, Ltd.	55,000	124,219
#	Tomen Electronics Corp.	5,600	62,106
	Tomoe Corp.	6,000	11,574
	Tomoegawa Paper Co., Ltd.	7,000	14,659
	Tomoku Co., Ltd.	35,000	64,312

#	Tomy Co., Ltd.	19,100	$143,138
	Tonami Transportation Co., Ltd.	46,000	114,290
#	TonenGeneral Sekiyu KK	20,000	189,869
# *	Tonichi Carlife Group, Inc.	5,000	4,952
#	Topcon Corp.	28,800	247,131
	Toppan Forms Co., Ltd.	26,300	280,034
	Toppan Printing Co., Ltd.	156,000	1,704,058
	Topre Corp.	20,300	186,514
	Topy Industries, Ltd.	83,000	224,011
	Toray Industries, Inc.	167,000	1,032,464
#	Tori Holdings Co., Ltd.	117,000	16,668
	Torigoe Co., Ltd.	7,800	51,649
	Torii Pharmaceutical Co., Ltd.	7,600	117,435
#	Torishima Pump Manufacturing Co., Ltd.	9,000	149,364
	Tose Co., Ltd.	3,800	35,978
	Toshiba Corp.	116,000	870,085
	Toshiba Machine Co., Ltd.	29,000	221,439
#	Toshiba Plant Kensetsu Co., Ltd.	23,000	201,459
	Toshiba TEC Corp.	51,000	319,850
	Tosho Printing Co., Ltd.	42,000	93,733
#	Tosoh Corp.	233,000	833,320
	Totetsu Kogyo Co., Ltd.	10,000	54,785
#	TOTO, Ltd.	126,000	1,061,074
	Totoku Electric Co., Ltd.	18,000	20,488
#	Tottori Bank, Ltd.	44,000	114,982
#	Touei Housing Corp.	7,300	55,400
	Toukei Computer Co., Ltd.	3,200	38,132
# *	Towa Bank, Ltd.	112,000	119,493
	Towa Corp.	5,100	46,662
#	Towa Pharmaceutical Co., Ltd.	3,200	146,428
#	Towa Real Estate Development Co., Ltd.	19,000	26,353
# *	Toyama Chemicals Co., Ltd.	25,000	204,848
# *	Toyo Construction Co., Ltd.	76,000	51,174
#	Toyo Corp.	12,600	170,079
#	Toyo Electric Co., Ltd.	21,000	53,354
	Toyo Engineering Corp.	32,000	147,328
	Toyo Ink Manufacturing Co., Ltd.	94,000	326,716
	Toyo Kanetsu K.K.	68,000	155,607
	Toyo Kohan Co., Ltd.	35,000	173,048
#	Toyo Machinery & Metal Co., Ltd.	4,000	14,636
#	Toyo Radiator Co., Ltd.	25,000	142,220
#	Toyo Securities Co., Ltd.	35,000	131,727
	Toyo Seikan Kaisha, Ltd.	79,900	1,401,224
	Toyo Suisan Kaisha, Ltd.	33,000	537,887
	Toyo Tire & Rubber Co., Ltd.	73,000	201,317
#	Toyo Wharf & Warehouse Co., Ltd.	13,000	19,839
	Toyobo Co., Ltd.	285,000	578,974
	Toyoda Gosei Co., Ltd.	20,800	752,534
#	Toyota Auto Body Co., Ltd.	27,000	476,867
	Toyota Motor Corp. Sponsored ADR	118,400	12,852,320
	Toyota Tsusho Corp.	30,825	782,536
#	Trans Cosmos, Inc.	13,900	177,245
	Trend Micro, Inc.	2,500	86,127
	Trend Micro, Inc. Sponsored ADR	3,540	123,775
	Trinity Industrial Corp.	3,000	20,102

#	Trusco Nakayama Corp.	9,900	$150,123
#	Tsubakimoto Chain Co.	49,000	306,731
	Tsubakimoto Kogyo Co., Ltd.	8,000	24,937
#	Tsudakoma Corp.	23,000	51,955
#	Tsugami Corp.	35,000	112,269
#	Tsukamoto Co., Ltd.	18,000	20,262
	Tsukishima Kikai Co., Ltd.	12,000	105,177
	Tsumura & Co.	18,200	375,284
	Tsurumi Manufacturing Co., Ltd.	8,000	60,206
	Tsutsumi Jewelry Co., Ltd.	4,500	89,967
	Tsuzuki Denki Co., Ltd.	8,000	25,621
	TV Asahi Corp.	230	332,583
	Ube Industries, Ltd.	111,000	341,156
	Ube Material Industries, Ltd.	41,000	116,520
	Uchida Yoko Co., Ltd.	12,000	50,906
#	Ulvac, Inc.	9,300	394,243
	Uni-Charm Corp.	3,900	285,021
#	Unicharm Petcare Corp.	1,000	56,772
	Uniden Corp.	29,000	180,213
	Unimat Offisco Corp.	8,800	101,244
# *	Union Holdings Co., Ltd.	25,000	6,930
#	Union Tool Co.	4,600	164,008
#	Unitika, Ltd.	186,000	184,071
	UNY Co., Ltd.	90,000	716,758
	Urban Corp.	31,200	202,558
	U-Shin, Ltd.	8,000	36,403
	Ushio, Inc.	37,100	772,419
	USS Co., Ltd.	3,430	210,143
	Utoc Corp.	10,000	39,794
#	Valor Co., Ltd.	16,600	173,997
*	Venture Link Co., Ltd.	11,800	13,301
# *	Victor Co. of Japan, Ltd.	99,000	184,257
	Vital-Net, Inc.	16,800	107,409
#	Wacoal Corp.	46,000	693,960
*	Wakachiku Construction Co., Ltd.	66,000	49,578
	Wakamoto Pharmaceutical Co., Ltd.	7,000	25,728
	Warabeya Nichiyo Co., Ltd.	6,000	73,813
	Watabe Wedding Corp.	5,300	60,609
#	Watami Food Service Co., Ltd.	5,400	83,533
	Wavelock Holdings Co., Ltd.	5,000	18,184
	West Japan Railway Co.	107	489,523
	Wood One Co., Ltd.	15,000	88,664
	Xebio Co., Ltd.	9,500	200,054
	Yahagi Construction Co., Ltd.	14,000	54,408
	Yahoo! Japan Corp.	367	163,170
	Yaizu Suisankagaku Industry Co., Ltd.	2,500	25,521
	Yakult Honsha Co., Ltd.	21,700	607,041
#	Yamada Denki Co., Ltd.	4,390	383,921
	Yamagata Bank, Ltd.	67,000	370,214
	Yamaguchi Financial Group, Inc.	104,000	1,149,866
	Yamaha Corp.	48,800	958,494
	Yamaha Motor Co., Ltd.	51,700	1,027,655
	Yamaichi Electronics Co., Ltd.	5,200	24,657
	Yamamura Glass Co., Ltd.	49,000	107,209
	Yamanashi Chuo Bank, Ltd.	73,000	419,902

#	Yamatake Corp.	23,000	$582,348
	Yamatane Corp.	57,000	62,327
	Yamato Corp.	8,000	22,310
	Yamato Kogyo Co., Ltd.	14,700	618,604
	Yamato Transport Co., Ltd.	74,000	1,081,523
#	Yamazaki Baking Co., Ltd.	54,000	525,398
#	Yamazen Co., Ltd.	24,000	89,966
	Yaoko Co., Ltd.	3,900	109,901
	Yaskawa Electric Corp.	18,000	198,061
	Yellow Hat, Ltd., Tokyo	9,400	54,068
	Yodogawa Steel Works, Ltd.	67,000	341,241
	Yokogawa Bridge Holdings Corp.	11,000	46,542
	Yokogawa Electric Corp.	103,400	1,074,676
	Yokohama Reito Co., Ltd.	22,000	157,809
	Yokohama Rubber Co., Ltd.	120,000	617,441
#	Yokowo Co., Ltd.	7,600	50,908
#	Yomeishu Seizo Co., Ltd.	12,000	124,791
#	Yomiuri Land Co., Ltd.	18,000	63,221
	Yondenko Corp.	6,000	29,689
#	Yonekyu Corp.	8,000	72,573
#	Yorozu Corp.	10,300	149,453
	Yoshimoto Kogyo Co., Ltd.	12,700	157,013
#	Yoshinoya Holdings Co., Ltd.	186	310,265
	Yuasa Funashoku Co., Ltd.	6,000	16,926
#	Yuasa Trading Co., Ltd.	106,000	124,673
#	Yuken Kogyo Co., Ltd.	10,000	32,934
	Yuraku Real Estate Co., Ltd.	21,000	64,046
	Yurtec Corp.	22,000	112,904
	Yushin Precision Equipment Co., Ltd.	4,000	73,352
	Yushiro Chemical Industry Co., Ltd.	6,200	104,163
	Yutaka Foods Corp.	4,000	59,043
#	Zenrin Co., Ltd.	2,100	50,713
#	Zensho Co., Ltd.	10,100	70,186
	Zeon Corp.	75,000	365,415
	Zeria Pharmaceutical Co., Ltd.	11,000	106,506
#	Zuken, Inc.	10,300	94,946
TOTAL COMMON STOCKS			506,623,520

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	10,000	—

TOTAL — JAPAN			506,623,520

NETHERLANDS — (3.0%)
COMMON STOCKS — (3.0%)
	Aalberts Industries NV	34,352	664,457
#	Accell Group NV	2,323	91,525
	Aegon NV	390,108	5,826,012
	Aegon NV ADR	16,652	247,282
	Akzo Nobel NV	2,761	202,457
	Akzo Nobel NV Sponsor ADR	28,017	2,071,333
	Arcadis NV	2,528	155,100
#	ArcelorMittal	137,880	10,591,662
#	ASM International NV	20,108	393,236

	ASML Holding NV	35,709	$857,500
# *	BE Semiconductor Industries NV	5,760	28,330
#	Beter Bed Holding NV	1,223	28,434
	Boskalis Westminster CVA	14,529	802,191
	Brunel International NV	1,406	33,385
#	Corporate Express NV	34,030	402,981
#	Corporate Express NV Sponsored ADR	4,200	50,358
	Crown Van Gelder NV	463	9,585
# *	Crucell NV	604	8,358
# *	Crucell NV ADR	12,688	176,490
	Draka Holding NV	5,283	152,013
	Eriks Group NV	3,804	269,301
#	Exact Holding NV	7,123	293,339
	Fornix Biosciences NV	2,884	84,093
*	Fugro NV	11,447	863,593
	Gamma Holding NV	1,409	93,838
	Grontmij NV	4,789	161,261
#	Hagemeyer NV	145,486	1,060,246
	Heijmans NV	5,592	205,026
	Heineken Holding NV	22,571	1,147,540
	Heineken NV	32,759	1,847,613
	Hunter Douglas NV	5,380	312,393
	ICT Automatisering NV	1,299	18,306
#	Imtech NV	17,513	414,139
	ING Groep NV	13,252	440,384
	ING Groep NV Sponsered ADR	277,715	9,250,687
	Innoconcepts NV	5,316	97,403
	James Hardie Industries NV Sponsored ADR	2,900	79,866
	Jetix Europe NV	3,585	97,999
	Kas Bank NV	4,158	162,180
*	Kendrion NV	2,799	68,433
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	80,969
*	Koninklijke Ahold NV	306,754	4,031,158
*	Koninklijke Ahold NV ADR	22,080	292,626
	Koninklijke Bam Groep NV	49,676	1,089,350
	Koninklijke DSM NV	65,967	2,902,955
*	Koninklijke Econosto NV	5,609	59,564
	Koninklijke KPN NV	115,118	2,173,198
	Koninklijke Philips Electronics NV	146,221	5,704,729
	Koninklijke Philips Electronics NV ADR	69,500	2,704,940
	Koninklijke Ten Cate NV	8,953	302,491
	Koninklijke Vopak NV	9,329	485,781
*	Laurus NV	7,155	46,082
	Macintosh Retail Group NV	6,501	181,303
	Nederlandsche Apparatenfabriek NV	1,351	62,156
	Nutreco Holding NV	14,315	1,018,344
	Oce NV	39,493	732,416
	OPG Groep NV	21,782	651,897
	Ordina NV	14,554	207,758
# *	Pharming Group NV	13,110	24,747
#	Randstad Holdings NV	4,391	166,814
	Reed Elsevier NV	4,128	76,690
	Reed Elsevier NV Sponsored ADR	21,668	803,883
	RSDB NV	692	31,775
*	Samas NV	14,546	94,752

	SBM Offshore NV	59,289	$1,911,412
	Sligro Food Group NV	8,074	296,111
	Smit Internationale NV	5,371	499,395
	Sns Reaal	63,244	1,332,475
# *	Tele Atlas NV	19,500	827,853
#	Telegraaf Media Groep NV	17,251	625,024
	TKH Group NV	11,391	244,025
	TNT NV	22,103	870,466
*	TomTom NV	6,700	313,980
*	Tulip Computers NV	855	6,471
	Unilever NV	184,946	5,718,729
	Unit 4 Agresso NV	5,783	161,132
	USG People NV	9,066	203,883
# *	Van der Moolen Holding NV	14,415	54,777
	Vedior NV	68,335	1,711,596
	Wolters Kluwer NV	117,100	3,028,726

TOTAL — NETHERLANDS			81,492,762

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Abano Healthcare Group, Ltd.	17,364	66,917
	Air New Zealand, Ltd.	102,227	135,684
	Auckland International Airport, Ltd.	37,511	73,741
	Contact Energy, Ltd.	121,727	762,972
	Ebos Group, Ltd.	9,300	38,903
	Fisher & Paykel Appliances Holdings, Ltd.	151,220	310,558
	Fisher & Paykel Healthcare Corp.	75,641	158,781
	Fletcher Building, Ltd.	90,317	687,752
	Freightways, Ltd.	24,331	65,408
	Hallenstein Glassons Holdings, Ltd.	7,659	24,269
	Infratil, Ltd.	85,189	158,725
	Infratil, Ltd.	13,322	14,699
	Mainfreight, Ltd.	14,238	74,352
	Michael Hill International, Ltd.	72,300	57,819
	New Zealand Exchange, Ltd.	7,114	40,770
*	New Zealand Oil & Gas, Ltd.	58,232	60,749
	New Zealand Refining Co., Ltd.	57,281	342,926
	Nuplex Industries, Ltd.	34,274	168,325
	Port of Tauranga, Ltd.	29,466	153,974
	Pumpkin Patch, Ltd.	23,700	35,463
	Pyne Gould Guinness, Ltd.	87,726	147,609
*	Rubicon, Ltd.	42,151	30,257
	Ryman Healthcare, Ltd.	97,765	134,896
	Sanford, Ltd.	25,612	78,608
#	Sky City Entertainment Group, Ltd.	64,132	202,226
	Steel & Tube Holdings, Ltd.	25,952	66,092
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,937	776,789
	Tourism Holdings, Ltd.	23,932	35,847
	Tower, Ltd.	84,036	137,409
	Trustpower, Ltd.	47,153	282,744
	Warehouse Group, Ltd.	20,225	95,830
TOTAL COMMON STOCKS			5,421,094

RIGHTS/WARRANTS — (0.0%)
*	Infratil, Ltd. Rights 06/29/12	4,638	1,409

TOTAL — NEW ZEALAND			5,422,503

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
#	Acta Holding ASA	30,000	$103,560
	Aker Kvaerner ASA	13,626	323,728
#	Aker Yards ASA	48,533	431,023
# *	Aktiv Kapital ASA	9,500	158,320
*	Birdstep Technology ASA	13,000	26,743
# *	Blom ASA	10,000	121,402
	Bonheur ASA	4,950	225,979
*	BW Gas ASA	29,000	269,096
# *	Camillo Eitze & Co. ASA	7,461	88,808
*	Cermaq ASA	19,600	263,746
# *	Det Norske Oljeselskap ASA	149,000	192,551
	DNB Nor ASA Series A	115,411	1,688,186
	DOF ASA	16,041	161,528
	EDB Business Partner ASA	13,200	88,072
	Ekornes ASA	8,200	147,820
# *	Eltek ASA	9,643	44,188
*	Ementor ASA	21,400	141,852
	Farstad Shipping ASA	4,158	110,640
# *	Fast Search & Transfer ASA	94,000	329,879
#	Fred Olsen Energy ASA	7,100	398,350
	Ganger Rolf ASA	10,200	411,780
*	Gregoire ASA	2,200	654
	Havila Shipping ASA	2,400	44,383
	Itera Consulting Group ASA	40,000	38,907
	Kongsberg Automotive ASA	11,800	68,426
	Kongsberg Gruppen ASA	2,500	162,102
*	Kverneland Group ASA	22,000	62,438
#	Leroy Seafood Group ASA	13,100	271,721
*	Norse Energy Corp. ASA	101,000	90,590
	Norsk Hydro ASA	55,980	790,838
#	Norsk Hydro ASA Sponsored ADR	51,700	740,375
#	Norske Skogindustrier ASA Series A	27,900	140,521
*	Norwegian Air Shuttle ASA	2,600	59,801
# *	Ocean Rig ASA	70,100	535,747
	Odfjell ASA Series A	9,500	145,862
	Olav Thon Eiendomsselskap ASA	490	74,988
	Orkla ASA	233,150	2,898,290
	Petroleum Geo Services ASA	10,650	255,475
# *	Petrolia Drilling ASA	160,000	61,384
*	Photocure ASA	3,400	23,999
#	Prosafe ASA	65,600	1,123,638
*	Q-Free ASA	8,000	12,957
*	Renewable Energy Corp. ASA	4,900	119,843
	Rieber and Son ASA Series A	10,000	88,954
# *	Roxar ASA	66,000	75,109
#	Scana Industrier ASA	25,639	82,334
	Schibsted ASA	24,262	763,465
# *	Sevan Marine ASA	48,300	614,161

	Solstad Offshore ASA	3,600	$98,826
	Sparebanken Midt-Norge	20,512	235,759
	Statoil Hydro ASA	26,452	806,027
	StatoilHydro ASA Sponsored ADR	63,675	1,944,634
	Storebrand ASA	103,998	804,513
	Tandberg ASA Series A	25,000	365,310
*	TGS Nopec Geophysical Co. ASA	51,191	755,850
#	Tomra Systems ASA	38,900	264,749
	TTS Marine ASA	4,000	63,520
	Veidekke ASA	43,300	385,560
	Wilh. Wilhelmsen ASA	8,502	306,150
	Yara International ASA	32,874	1,835,565

TOTAL — NORWAY			22,940,676

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
#	Banco BPI SA	106,618	510,512
#	Banco Comercial Portugues SA	348,812	1,004,859
	Banco Epirito Santo SA	116,859	2,106,454
#	Brisa SA	58,391	879,809
#	Cimpor Cimentos de Portugal SA	99,561	830,373
	Corticeira Amorim	17,236	40,867
	Energias de Portugal SA	67,284	393,460
	Energias de Portugal SA Sponsored ADR	7,400	435,314
	Finibanco Holdings SGPS SA	14,885	66,351
*	Impresa Sociedade Gestora de Participacoes SA	21,677	50,664
	Jeronimo Martins SGPS SA	39,025	287,291
	Mota-Engil SGPS SA	24,134	165,321
*	ParaRede SGPS SA	145,911	39,693
#	Portucel-Empresa Produtora de Pasta de Papel SA	79,602	251,707
	Portugal Telecom SA	45,450	580,108
	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	41,517
	Sociedade de Investimento e Gestao SGPS SA	14,144	172,590
*	Sonae Capital SGPS SA	30,129	69,067
*	Sonae Industria SGPS SA	32,282	231,658
	Sonae SGPS SA	412,208	749,193
# *	Sonaecom SGPS SA	47,338	168,958
	Teixeira Duarte Engenharia e Construcoes SA	73,407	167,013
	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	24,737	306,755

TOTAL — PORTUGAL			9,549,534

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
	Allgreen Properties, Ltd.	381,500	342,865
	Apollo Enterprises, Ltd.	30,000	59,014
	Aqua-Terra Supply Co., Ltd.	31,000	8,044
	Armstrong Industrial Corp., Ltd.	49,000	10,350
#	Ascott Group, Ltd.	273,000	334,103
	Asia Environment Holdings, Ltd.	34,000	13,232
*	Asia Food and Properties, Ltd.	764,000	409,607
	Asia Pacific Breweries, Ltd.	14,000	133,319
	ASL Marine Holdings, Ltd.	49,000	41,109

	Auric Pacific Group, Ltd.	25,000	$23,589
*	Ban Joo - Company, Ltd.	55,000	2,685
	Beyonics Technology, Ltd.	135,000	26,082
	Bonvests Holdings, Ltd.	51,600	42,154
	Broadway Industrial Group, Ltd.	31,000	18,107
	Bukit Sembawang Estates, Ltd	26,000	170,514
	Capitaland, Ltd.	392,000	1,731,875
	Cerebos Pacific, Ltd.	53,000	149,421
#	CH Offshore, Ltd.	131,000	54,199
# *	Chartered Semiconductor Manufacturing, Ltd.	107,000	55,177
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	41,937	220,589
	China Dairy Group, Ltd.	147,000	26,925
	China Merchants Holdings Pacific, Ltd.	79,000	50,669
	Chip Eng Seng Corp., Ltd.	123,000	45,414
#	Chuan Hup Holdings, Ltd.	150,000	38,797
	City Developments, Ltd.	96,000	805,705
	Comfortdelgro Corp., Ltd.	329,000	367,967
	Cosco Corp. (Singapore), Ltd.	51,000	144,687
#	Creative Technology Co., Ltd.	23,750	124,279
	CSC Holdings, Ltd.	250,000	52,263
	CSE Global, Ltd.	59,000	41,756
	CWT, Ltd.	55,000	34,461
	DBS Group Holdings, Ltd.	170,000	2,069,693
#	Delong Holdings, Ltd.	78,200	184,400
	Ellipsiz, Ltd.	83,000	11,944
*	Enviro-Hub Holdings, Ltd.	129,000	36,914
	Eucon Holdings, Ltd.	251,000	13,290
#	Ezra Holdings Pte, Ltd.	105,000	174,373
	F.J. Benjamin Holdings, Ltd.	90,000	33,456
	Federal International (2000), Ltd.	30,000	10,196
	Food Empire Holdings, Ltd.	79,000	43,219
	Fraser & Neave, Ltd.	391,000	1,346,428
#	Freight Links Express Holdings, Ltd.	500,000	24,225
	Frontline Technologies Corp., Ltd.	432,000	73,698
*	Fu Yu Corp., Ltd.	118,000	12,888
	GK Goh Holdings, Ltd.	87,000	65,444
# *	Global Voice Group, Ltd.	339,000	22,691
	Goodpack, Ltd.	41,000	46,763
	GP Batteries International, Ltd.	15,000	10,190
#	Guocoland, Ltd.	83,666	248,569
	Hartford Education Corp., Ltd.	2,166	354
	Hersing Corp., Ltd.	33,000	11,514
#	Hi-P International, Ltd.	252,000	92,879
	Ho Bee Investment, Ltd.	132,000	113,329
	Hong Fok Corp., Ltd.	191,400	145,947
#	Hong Leong Asia, Ltd.	89,000	187,942
	Hotel Grand Central, Ltd.	105,132	72,227
	Hotel Plaza, Ltd.	103,500	134,627
	Hotel Properties, Ltd.	94,000	213,560
	Hour Glass, Ltd.	50,000	31,696
#	HTL International Holdings, Ltd.	112,000	32,311
	Huan Hsin Holdings, Ltd.	67,000	26,241
	HupSteel, Ltd.	145,000	32,646
	Hwa Hong Corp., Ltd.	95,000	45,575
	Hyflux, Ltd.	41,000	95,484

	InnoTek, Ltd.	74,000	$43,764
	Innovalues, Ltd.	36,000	5,339
	Isetan (Singapore), Ltd.	15,000	39,441
	Jardine Cycle & Carriage, Ltd.	53,357	804,151
	Jaya Holdings, Ltd.	51,000	47,732
#	Jurong Technologies Industrial Corp., Ltd.	213,200	53,489
	K1 Ventures, Ltd.	508,000	70,186
	Keppel Corp., Ltd.	96,000	723,373
#	Keppel Land, Ltd.	132,000	548,429
	Keppel Telecommunications and Transportation, Ltd.	43,000	149,318
#	Kim Eng Holdings, Ltd.	174,000	272,336
	Koh Brothers Group, Ltd.	161,000	37,679
	K-REIT Asia	6,600	7,759
	KS Energy Services, Ltd.	54,000	88,687
*	Lafe Technology, Ltd.	75,600	9,097
	Lee Kim Tah Holdings, Ltd.	60,000	25,219
	Low Keng Huat Singapore, Ltd.	87,000	30,136
	Lum Chang Holdings, Ltd.	123,000	24,740
*	Manhattan Resources, Ltd.	47,000	12,931
*	Mediaring.Com, Ltd.	305,000	26,640
	Memtech International, Ltd.	310,000	38,263
	Metro Holdings, Ltd.	145,000	82,004
	MFS Technology, Ltd.	52,000	10,954
	Midas Holdings, Ltd.	42,000	33,674
	MobileOne, Ltd.	96,000	137,277
	Natsteel, Ltd.	75,000	77,157
	Neptune Orient Lines, Ltd.	216,000	472,036
	Olam International, Ltd.	76,000	138,272
*	Orchard Parade Holdings, Ltd.	62,000	52,066
#	Osim International, Ltd.	119,000	32,091
	Overseas Chinese Banking Corp., Ltd.	641,000	3,457,900
	Pan-United Corp., Ltd.	77,000	36,470
	Parkway Holdings, Ltd.	139,400	301,460
#	Petra Foods, Ltd.	112,000	98,691
	Popular Holdings, Ltd.	220,000	42,219
	PSC Corp., Ltd.	181,924	39,885
	QAF, Ltd.	87,000	22,171
	Raffles Education Corp., Ltd.	80,000	149,799
	Robinson & Co., Ltd.	9,000	42,997
	Rotary Engineering, Ltd.	87,000	56,866
	San Teh, Ltd.	117,000	43,966
	SBS Transit, Ltd.	39,500	69,552
	SC Global Developments, Ltd.	72,284	89,853
*	Seksun Corp., Ltd.	218,000	117,462
	SembCorp Industries, Ltd.	307,000	1,032,238
	SembCorp Marine, Ltd.	146,800	375,956
	Sim Lian Group, Ltd.	83,000	33,018
	Singapore Airlines, Ltd.	142,400	1,544,602
	Singapore Food Industries, Ltd.	61,000	34,174
	Singapore Land, Ltd.	64,000	319,076
	Singapore Petroleum Co., Ltd.	31,000	151,522
	Singapore Post, Ltd.	263,000	208,616
	Singapore Press Holdings, Ltd.	328,000	1,022,076
	Singapore Shipping Corp., Ltd.	137,000	38,396
	Singapore Technologies Engineering, Ltd.	150,000	362,692

	Singapore Telecommunications, Ltd.	788,350	$2,133,075
*	Sinomem Technology, Ltd.	53,000	31,117
*	Sinwa, Ltd.	89,000	21,172
	SMRT Corp., Ltd.	192,000	239,238
	SP Chemicals, Ltd.	70,000	37,932
	SSH Corp., Ltd.	219,000	44,637
	Starhub, Ltd.	93,710	201,465
*	Straco Corp., Ltd.	150,000	18,728
	Straits Trading Co., Ltd.	81,000	390,210
	Sunningdale Tech, Ltd.	130,000	17,830
	Tat Hong Holdings, Ltd.	79,000	121,480
*	Thakral Corp., Ltd.	793,000	36,281
	Tiong Woon Corp. Holding, Ltd.	112,000	56,444
	Tuan Sing Holdings, Ltd.	251,000	48,393
	UMS Holdings, Ltd.	86,000	17,011
	Unisteel Technology, Ltd.	85,750	85,332
	United Engineers, Ltd.	64,000	174,418
	United Industrial Corp., Ltd.	353,000	748,254
	United Overseas Bank, Ltd.	168,000	2,130,136
	UOB-Kay Hian Holdings, Ltd.	161,000	231,892
	UOL Group, Ltd.	258,000	705,306
	Venture Corp., Ltd.	102,000	735,439
#	WBL Corp., Ltd.	50,000	169,521
	Wheelock Properties (S), Ltd.	161,000	215,301
*	Wilmar International, Ltd.	15,000	46,436
	Wing Tai Holdings, Ltd.	259,100	390,900
#	Xpress Holdings, Ltd.	474,000	36,695
	Yellow Pages (Singapore), Ltd.	29,000	18,390
	YHI International, Ltd.	96,000	19,366
*	Yongnam Holdings, Ltd.	263,000	44,929
*	Zhongguo Jilong, Ltd.	24,675	782
TOTAL COMMON STOCKS			34,197,678

RIGHTS/WARRANTS — (0.0%)
*	Goodpack, Ltd. Rights 07/16/09	3,000	710

TOTAL — SINGAPORE			34,198,388

SPAIN — (3.1%)
COMMON STOCKS — (3.1%)
#	Abengoa SA	9,853	336,666
#	Abertis Infraestructuras SA	47,081	1,485,737
	Acciona SA	6,134	1,558,262
	Acerinox SA	87,713	2,200,850
	Actividades de Construccion y Servicios SA	37,658	1,923,333
	Adolfo Dominguez SA	674	22,041
#	Amper SA	7,015	120,141
#	Antena 3 de Television SA	12,695	174,739
# *	Avanzit SA	27,527	101,216
*	Azkoyen SA	6,767	54,856
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	597,276	12,250,131
	Banco de Andalucia SA	1,901	162,169
#	Banco de Sabadell SA	259,620	2,391,455
#	Banco de Valencia SA	16,274	862,967

#	Banco Espanol de Credito SA	63,658	$1,089,387
#	Banco Guipuzcoano SA	32,147	518,062
#	Banco Pastor SA	55,292	828,934
#	Banco Popular Espanol SA	225,575	3,532,660
	Banco Santander Central Hispano SA	187,310	3,347,124
#	Banco Santander SA Sponsored ADR	809,396	14,391,061
	Bankinter SA	110,141	1,625,245
*	Baron de Ley SA	1,908	140,170
*	Campofrio Alimentacion SA	8,192	122,131
	Cementos Portland Valderrivas SA	5,472	521,699
	Cia Espanola de Petroleous SA	15,692	1,628,866
#	Cintra Concesiones de Infraestructuras de Transporte SA	26,042	413,043
	Compania de Distribucion Integral Logista SA	1,223	97,446
	Construcciones y Auxiliar de Ferrocarriles SA	614	262,977
*	Corporacion Dermoestetica	2,300	21,689
# *	Dogi International Fabrics SA	13,276	22,923
	Duro Felguera SA	4,524	52,480
	Ebro Puleva SA	47,479	892,966
	Electnor SA	3,144	149,151
	Enagas SA	54,486	1,638,845
# *	Ercros SA	396,342	166,405
#	Faes Farma SA	21,083	302,172
#	Fomento de Construcciones y Contratas SA	19,904	1,200,150
	Gamesa Corporacion Tecnologica SA	19,589	797,895
	Gas Natural SDG SA	30,124	1,825,311
#	Gestevision Telecinco SA	12,729	270,902
*	Grifols SA	14,576	333,382
	Grupo Catalana Occidente SA	26,144	873,402
	Grupo Empresarial Ence SA	40,786	351,194
#	Grupo Ferrovial SA	34,272	2,242,834
	Iberdrola SA	184,236	2,660,871
	Iberia Lineas Aereas de Espana SA	117,303	421,213
	Iberpapel Gestion SA	2,175	47,754
	Indra Sistemas SA	37,920	1,053,869
	Industria de Diseno Textil SA	11,709	603,638
#	La Seda de Barcelona SA	185,792	334,872
	Lingotes Especiales SA	2,224	14,215
	Mapfre SA	62,775	283,049
#	Mecalux SA	2,680	85,910
	Miquel y Costas & Miquel SA	3,860	87,299
#	Natra SA	4,183	51,076
# *	Natraceutical SA	60,599	71,068
# *	NH Hoteles SA	29,221	400,355
*	Nicolas Correa SA	4,684	32,530
	Obrascon Huarte Lain SA	9,920	331,985
	Papeles y Cartones de Europa SA	19,026	170,712
	Pescanova SA	1,890	97,072
	Prim SA	1,760	31,559
#	Promotora de Informaciones SA	38,583	536,382
	Prosegur Cia de Seguridad SA	7,617	291,141
	Red Electrica de Espana SA	17,496	1,091,563
	Repsol YPF SA	1,793	61,852
	Repsol YPF SA Sponsored ADR	124,088	4,282,277
#	Sacyr Vallehermoso SA	37,191	1,128,181
#	Service Point Solutions SA	28,039	98,047

*	Service Point Solutions SA	934	$3,320
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	14,108	51,330
*	Sogecable SA	5,419	227,350
#	Sol Melia SA	17,027	255,527
#	SOS Cuetara SA	21,945	479,505
*	Tavex Algodonera SA	7,016	16,393
# *	Tecnocom Telecomunicaciones y Energia SA	8,877	44,468
	Telefonica SA	5,983	173,127
	Telefonica SA Sponsored ADR	42,200	3,660,428
#	Tubacex SA	34,257	319,507
	Tubos Reunidos SA	83,344	513,907
	Union Fenosa SA	6,833	450,218
	Unipapel SA	3,730	85,705
*	Urbas Guadahermosa SA	8,757	6,964
# *	Vertice Trescientos Sesenta Grados SA	1,752	4,415
#	Vidrala SA	5,043	154,973
	Viscofan SA	20,313	432,023
#	Zardoya Otis SA	13,865	345,375
# *	Zeltia SA, Madrid	27,079	179,640

TOTAL — SPAIN			84,977,734

SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
*	Acando AB	31,874	65,290
*	Active Biotech AB	7,800	76,753
	Addtech AB Series B	1,400	30,843
	Alfa Laval AB	10,825	581,286
	Angpanneforeningen AB Series B	7,700	180,621
*	Anoto Group AB	29,000	35,990
	Aros Quality Group AB	5,000	31,361
	Assa Abloy AB Series B	74,539	1,334,720
	Atlas Copco AB Series A	52,500	815,940
	Atlas Copco AB Series B	26,600	378,222
	Axfood AB	4,950	172,305
	Axis Communications AB	6,300	113,544
	B&B Tools AB	6,500	182,377
	Ballingslov International AB	3,150	87,305
	Beijer Alma AB	6,700	90,878
	Bergs Timber AB Series B	4,200	27,500
#	Bilia AB Series A	9,300	139,057
	Billerud AB	21,600	245,089
*	Biotage AB	44,000	67,942
	Boliden AB	105,040	1,201,171
#	Cantena AB	500	8,133
	Cardo AB	8,400	229,916
	Castellum AB	3,600	44,033
*	Cision AB	25,269	68,753
#	Clas Ohlson AB Series B	6,550	129,418
	Cloetta AB Series B	7,700	280,936
	Concordia Maritime AB Series B	8,100	30,619
	D. Carnegie & Co. AB	23,400	401,802
	Electrolux AB Series B	68,988	1,106,921
	Elekta AB Series B	16,000	291,984
*	Enea Data AB Series B	85,000	29,689

	Eniro AB	63,967	$481,799
	Expanda AB	2,400	24,436
	Fabege AB	13,000	142,246
	Fagerhult AB	2,628	56,696
	G & L Beijer AB Series B	1,600	44,911
	Getinge AB	19,200	488,346
	Geveko AB	1,000	17,711
	Gunnebo AB	11,600	116,217
*	Hakon Invest AB	11,030	208,535
	Haldex AB	16,100	285,973
	Hennes & Mauritz AB Series B	14,275	800,658
*	Hexagon AB Sereis A	5,700	116,525
	HIQ International AB	5,000	24,978
	Hoganas AB Series B	12,100	258,400
#	Holmen AB Series B	27,370	940,666
*	Husqvarna AB Series A	13,310	145,471
#	Husqvarna AB Series B	55,700	605,992
*	IBS AB Series B	11,000	23,571
*	Industrial & Financial Systems AB Series B	88,000	86,351
	Intrum Justitia AB	17,800	285,241
	JM AB	27,094	577,819
	Klovern AB	9,100	37,670
	Kungsleden AB	12,300	145,766
	Lagercrantz Group AB Series B	10,000	48,569
*	LBI International AB	14,600	81,383
	Lennart Wallenstam Byggnads AB Series B	3,300	66,140
# *	Lundin Petroleum AB	111,832	1,456,308
	Meda AB Series A	56,815	581,134
# *	Medivir Series B	5,800	49,631
*	Metro International SA SDR Series A	1,610	1,268
*	Metro International SA SDR Series B	3,220	2,576
*	Micronic Laser Systems AB	19,636	92,111
	Modern Times Group AB Series B	5,875	383,977
	Munters AB	12,950	129,495
	NCC AB Series B	25,757	676,887
*	Net Insight AB Series B	50,000	40,920
	New Wave Group AB Series B	17,600	140,215
#	NIBE Industrier AB	9,500	90,959
#	Nobia AB	29,900	253,591
	Nolato AB Series B	7,586	68,598
	Nordea Bank AB	338,589	5,091,175
	OEM International AB Series B	3,000	21,817
#	ORC Software AB	1,800	42,440
*	PA Resources AB	46,452	373,142
	Partnertech AB	1,500	9,288
	Peab AB Series B	26,400	260,613
*	Peab Industri AB	13,200	129,598
*	Pricer AB Series B	250,588	27,538
*	Proffice AB	13,600	40,697
#	Q-Med AB	8,300	64,341
*	RaySearch Laboratories AB	1,000	22,551
*	Readsoft AB Series B	7,000	16,293
	Rederi AB Transatlantic Series B	10,302	73,132
	rnb Retail and Brands AB	23,400	156,742
	Rorvik Timber AB	4,300	34,828

	Sandvik AB	55,400	$934,154
	Scania AB Series A	6,000	164,266
	Scania AB Series B	26,400	636,910
	Securitas AB Series B	75,600	909,731
*	Securitas Direct AB Series B	11,000	46,945
	Securitas Systems AB Series B	11,000	28,398
*	Semcon AB	3,200	34,174
*	Sintercast AB	2,200	46,252
	Skandinaviska Enskilda Banken AB Series A	130,200	3,243,866
	Skanditek Industrifoervaltnings AB	9,000	34,553
	Skanska AB Series B	143,400	2,763,228
	SKF AB Series A	8,250	151,086
	SKF AB Series B	88,500	1,627,669
	Skistar AB	6,000	97,868
	SSAB Svenskt Stal AB Series A	40,900	1,145,209
	SSAB Svenskt Stal AB Series B	21,000	533,420
	Studsvik AB	1,000	18,189
	Svenska Cellulosa AB Series B	163,737	2,687,696
	Svenska Handelsbanken AB Series A	144,100	4,014,458
*	SWECO AB Series B	7,985	71,386
*	Swedbank AB Series A	105,466	2,850,521
	Swedish Match AB (Frueher Svenska Taendsticks AB)	30,400	708,520
	Tele2 AB Series B	119,444	2,099,439
*	Teleca AB Series B	24,800	50,082
	Telefonaktiebolaget LM Erricson Sponsored ADR	147,780	3,177,270
*	Telelogic AB	55,000	182,219
	TeliaSonera AB	432,842	3,448,331
	Trelleborg AB Series B	37,800	676,619
*	Vitrolife AB	6,000	28,088
	Volvo AB Series A	61,718	912,083
	Volvo AB Series B	70,100	1,040,713
	Volvo AB Sponsored ADR	71,500	1,075,497
*	Wedins Skor & Accessoarer AB	30,000	27,254
TOTAL COMMON STOCKS			60,390,427

RIGHTS/WARRANTS — (0.0%)
*	Getinge AB Rights 03/14/08	19,200	7,395

TOTAL — SWEDEN			60,397,822

SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
#	A. Hiestad Holding AG	122	210,291
	ABB, Ltd.	88,259	2,198,912
	ABB, Ltd. Sponsored ADR	51,600	1,292,064
# *	Actelion, Ltd.	12,457	649,341
	Adecco SA	61,657	3,226,358
*	Advanced Digital Broadcast Holdings SA	454	13,819
	AFG Arbonia-Forster Holding AG	472	160,816
	Allreal Holding AG	5,669	744,764
	Also Holding AG	635	38,317
*	Ascom Holding AG	12,261	141,463
	Bachem Holdings AG	1,867	164,651
	Baloise-Holding AG	30,864	2,783,583

	Bank Coop AG	1,911	$146,562
	Bank Sarasin & Cie Series B	201	901,422
	Banque Cantonale de Geneve	421	109,032
	Banque Cantonale Vaudoise	1,417	731,949
	Banque Privee Edmond de Rothschild SA	8	298,668
	Barry Callebaut AG	862	737,444
*	Basilea Pharmaceutica AG	1,029	196,886
	Belimo Holdings AG	136	151,192
	Bellevue Group AG	3,667	269,870
	Berner Kantonalbank	1,522	338,019
	BKW FMB Energie AG	4,204	513,224
	Bobst Group AG	4,403	314,478
	Bossard Holding AG	1,086	84,934
	Bucher Industries AG	3,043	771,954
*	Card Guard AG	3,538	17,199
	Carlo Gavazzi Holding AG	209	38,272
	Charles Voegele Holding AG	2,773	247,109
	Ciba Specialty Chemicals AG	19,487	779,490
*	Cicor Technologies	371	21,321
	Clariant AG	72,486	620,549
	Compagnie Financiere Richemont AG Series A	121,838	7,053,042
	Conzzeta Holdings AG	112	276,108
	Credit Suisse Group	19,180	943,005
	Credit Suisse Group Sponsered ADR	187,715	9,183,018
*	Cytos Biotechnology AG	404	28,324
	Daetwyler Holding AG	2,810	200,390
	Dottikon ES Holding AG	89	20,528
*	Dufry Group	6,302	542,355
*	Efg International	20,079	674,554
	Eichhof Holding AG	34	60,947
	Emmi AG	1,242	179,151
	Ems-Chemie Holding AG	4,524	665,905
	Energiedienst Holding AG	500	326,028
	Feintol International Holding AG	127	40,134
	Flughafen Zuerich AG	2,349	982,680
#	Forbo Holding AG	1,043	522,594
	Galenica Holding AG	953	366,149
	Geberit AG	3,130	460,492
	George Fisher AG	1,835	915,533
	Givaudan SA	3,710	3,719,831
	Gurit Holding AG	150	114,552
	Helvetia Holding AG	3,041	1,155,991
	Holcim, Ltd.	66,531	6,784,444
	Implenia AG	1,760	56,437
	Industrieholding Cham AG	328	117,414
	Interroll-Holding SA	144	70,206
	Intershop Holding AG	192	58,893
	Jemoli Holdings AG	198	506,239
	Julius Baer Holdings, Ltd. AG	47,323	3,493,709
	Kaba Holding AG	277	88,662
*	Kardex AG	2,338	116,563
	Komax Holding AG	1,543	218,804
	Kudelski SA	6,423	84,291
	Kuehne & Nagel International AG	6,798	658,705
	Kuoni Reisen Holding AG	1,374	644,187

	Lem Holdings SA	157	$40,034
	Lindt & Spruengli AG	15	533,038
*	Logitech International SA	23,602	604,212
	Lonza Group AG	20,716	2,729,231
	Luzerner Kantonalbank	1,302	331,662
	Medisize Holding AG	270	21,176
*	Micronas Semiconductor Holding AG	2,227	20,428
*	Mikron Holding AG	4,509	47,811
	Mobilezone Holding AG	6,928	45,177
	Nestle SA	46,170	22,036,404
	Nobel Biocare Holding AG	2,025	489,734
	Novartis AG	879	43,416
#	Novartis AG ADR	272,402	13,388,558
# *	Oerlikon Corp.	2,800	904,101
	Orell Fuessli Holding AG	367	70,850
*	Panalpina Welttransport Holding AG	2,965	497,507
*	Partners Group	2,871	390,702
	Phoenix Mecano AG	374	189,538
*	Precious Woods Holding AG	1,485	168,676
	PSP Swiss Property AG	3,701	226,774
	PubliGroupe SA	657	208,498
	Rieters Holdings AG	1,884	759,990
	Roche Holding AG Bearer	6,041	1,309,376
	Roche Holding AG Genusschein	35,080	6,879,486
	Romande Energie Holding SA	201	466,483
# *	Schaffner Holding AG	141	33,317
	Schindler Holding AG	5,183	351,460
#	Schulthess Group AG	1,050	78,259
	Schweiter Technology AG	449	171,800
	Schweizerhall Holding AG	856	140,804
	Schweizerische National Versicherungs Gesellschaft	280	218,703
	SEZ Holding AG	2,250	77,666
	SGS SA	595	799,164
	SIA Abrasives Holding AG	214	81,231
	Siegfried Holding AG	1,010	149,251
	Sika AG	861	1,592,778
	Societe Generale d’Affichage	652	149,919
	Sonova Holding AG	6,581	623,649
	St. Galler Kantonalbank	1,469	686,515
	Straumann Holding AG	1,080	317,041
	Sulzer AG	1,147	1,316,689
#	Swatch Group AG	7,390	2,169,149
	Swiss Life Holding	19,982	5,008,754
	Swiss Prime Site AG	1,550	93,820
#	Swiss Re	109,683	8,791,473
	Swisscom AG	1,560	593,326
	Swisscom AG Sponsored ADR	5,100	194,585
*	Swisslog Holding AG	68,659	75,500
	Swissquote Group Holding SA	2,141	114,934
	Syngenta AG ADR	105,098	6,024,217
	Tamedia AG	1,352	163,991
	Tecan Group AG	4,448	254,446
# *	Temenos Group AG	10,430	261,049
	The Swatch Group AG	19,030	1,083,956
*	Tornos SA	4,020	65,776

	UBS AG	117,342	$3,828,702
	UBS AG ADR	21,800	705,012
*	UMS Schweizerische Metallwerke Holding AG	1,516	32,761
	Valartis Group AG	1,076	68,773
	Valiant Holding AG	8,552	1,531,033
	Valora Holding AG	1,682	391,275
	Vaudoise Assurances Holdings SA	527	79,424
	Vontobel Holdings AG	9,487	335,449
	Walliser Kantonalbank	73	33,915
	WMH Walter Meier Holding AG	589	116,904
# *	Ypsomed Holdings AG	1,829	157,704
	Zehnder Holding AG	92	121,848
	Zuger Kantonalbank	45	159,907
	Zurich Financial SVCS AG	46,095	14,409,810

TOTAL — SWITZERLAND			166,302,419

UNITED KINGDOM — (16.2%)
COMMON STOCKS — (16.2%)
	A & J Mucklow Group P.L.C.	3,971	26,007
	Abacus Group P.L.C.	16,350	15,997
	Abbot Group P.L.C.	73,683	565,217
	Aberdeen Asset Management P.L.C.	276,301	730,958
	Acal P.L.C.	6,247	20,185
*	Acambis P.L.C.	41,372	95,865
	Admiral Group P.L.C.	25,510	510,186
*	AEA Technology P.L.C.	27,704	43,601
	Aegis Group P.L.C.	302,129	667,389
	Aga Foodservice Group P.L.C.	56,561	344,643
	Aggreko P.L.C.	48,484	562,747
	Air Partner P.L.C.	2,004	37,851
	Alba P.L.C.	6,399	12,241
	Alexandra P.L.C.	9,456	16,502
	Alexon Group P.L.C.	5,157	10,051
*	Alizyme P.L.C.	42,517	33,305
#	Alliance & Leicester P.L.C.	76,823	852,012
*	Alphameric P.L.C.	42,180	18,645
	Alumasc Group P.L.C.	8,807	34,937
	Amec P.L.C.	78,147	1,192,081
	Amlin P.L.C.	223,504	1,221,685
	Anglo American P.L.C.	142,644	9,054,068
	Anglo Pacific Group P.L.C.	48,137	146,490
	Anglo-Eastern Plantations P.L.C.	5,528	69,524
	Anite P.L.C.	87,747	74,655
*	Antisoma P.L.C.	192,497	105,705
	Antofagasta P.L.C.	36,286	578,336
*	ARC International P.L.C.	46,290	22,897
	Arena Leisure P.L.C.	52,926	54,020
*	Aricom P.L.C.	465,313	727,558
*	Ark Therapeutics Group P.L.C.	41,890	61,116
	ARM Holdings P.L.C.	12,223	21,856
	ARM Holdings P.L.C. Sponsored ADR	149,780	807,314
	Arriva P.L.C.	87,242	1,174,639
*	Ashmore Group P.L.C.	8,736	45,706
	Ashtead Group P.L.C.	167,455	252,046

	Associated British Foods P.L.C.	118,034	$1,977,780
	AstraZeneca P.L.C. Sponsored ADR	62,800	2,363,164
	Atkins WS P.L.C.	30,711	668,751
*	Autonomy Corp. P.L.C.	65,307	1,214,788
	Aveva Group P.L.C.	10,654	207,831
*	Avis Europe P.L.C.	78,921	42,111
	Aviva P.L.C.	773,989	9,329,193
	Avon Rubber P.L.C.	8,371	17,091
*	Axis-Shield P.L.C.	14,681	76,622
	Axon Group P.L.C.	6,761	74,919
	Babcock International Group P.L.C.	78,787	882,552
	BAE Systems P.L.C.	747,766	7,117,958
	Balfour Beatty P.L.C.	127,278	1,116,813
	Barclays P.L.C.	35,698	334,572
#	Barclays P.L.C. Sponsered ADR	261,800	9,835,826
	Barr (A.G.) P.L.C.	4,049	95,315
	Barratt Developments P.L.C.	80,835	653,997
	BBA Aviation P.L.C.	178,479	649,400
	Beazley Group P.L.C.	170,190	543,248
	Bellway P.L.C.	56,193	884,470
	Benfield Group, Ltd. P.L.C.	61,181	324,318
	BG Group P.L.C.	20,715	488,273
	BG Group P.L.C. Sponsored ADR	27,600	3,272,184
	BHP Billiton P.L.C.	15,780	504,803
	BHP Billiton P.L.C. ADR	78,900	5,073,270
	Biffa P.L.C.	26,553	182,245
*	Biocompatibles International P.L.C.	5,510	16,260
#	Blacks Leisure Group P.L.C.	12,299	43,174
*	Blinkx P.L.C.	37,691	13,225
	Bloomsbury Publishing P.L.C.	27,694	89,271
	Bodycote International P.L.C.	164,757	609,911
	Bovis Homes Group P.L.C.	70,170	806,732
	BP P.L.C.	81,196	875,675
	BP P.L.C. Sponsored ADR	348,700	22,620,169
	BPP Holdings P.L.C.	8,640	92,337
#	Bradford & Bingley P.L.C.	259,051	1,140,675
	Braemar Shipping Services P.L.C.	7,299	65,266
	Brambles, Ltd.	11,454	109,644
	Brammer P.L.C.	16,892	89,362
	Brewin Dolphin Holdings P.L.C.	76,712	241,168
	Brit Insurance Holdings P.L.C.	150,983	693,746
*	British Airways P.L.C.	108,443	549,703
*	British Airways P.L.C. Sponsored ADR	6,100	312,457
	British American Tobacco P.L.C.	5,648	211,781
	British American Tobacco P.L.C. Sponsored ADR	20,100	1,515,540
	British Energy Group P.L.C.	70,490	785,268
	British Polythene Industries P.L.C.	10,610	58,380
	British Sky Broadcasting Group P.L.C.	20,913	234,657
	British Sky Broadcasting Group P.L.C. Sponsored ADR	13,100	586,487
	Britvic P.L.C.	29,131	191,552
	BSS Group P.L.C.	53,835	385,676
	BT Group P.L.C. Sponsored ADR	35,700	1,616,139
*	BTG P.L.C.	48,537	85,467
	Bunzl P.L.C.	51,056	701,666
	Burberry Group P.L.C.	52,728	437,855

	Business Post Group P.L.C.	5,644	$36,013
	Cable and Wireless P.L.C.	519,927	1,816,554
	Cadbury Schweppes P.L.C.	6,974	77,629
	Cadbury Schweppes P.L.C. Sponsored ADR	44,900	2,013,765
*	Cairn Energy P.L.C.	29,621	1,589,211
	Capita Group PLC	33,424	433,085
	Capital & Regional P.L.C.	18,710	189,405
	Carclo P.L.C.	21,066	36,172
	Care UK P.L.C.	9,924	85,836
#	Carillion P.L.C.	176,140	1,300,891
	Carnival P.L.C.	34,845	1,376,432
#	Carnival P.L.C. ADR	13,424	528,503
	Carpetright P.L.C.	3,979	56,977
#	Carphone Warehouse Group P.L.C.	92,892	562,893
	Carr’s Milling Industries P.L.C.	2,672	28,341
	Carter & Carter Group P.L.C.	3,084	5,056
	Castings P.L.C.	5,760	32,810
	Catlin Group, Ltd.	150,769	1,132,464
	Centaur Media P.L.C.	44,800	77,807
	Centrica P.L.C.	228,494	1,458,867
	Charles Stanley Group P.L.C.	4,542	20,916
	Charles Taylor Consulting P.L.C.	7,751	44,434
*	Charter P.L.C.	54,369	886,248
	Chemring Group P.L.C.	5,957	288,964
	Chime Communications P.L.C.	88,176	57,658
	Chloride Group P.L.C.	46,306	164,538
*	Chrysalis Group P.L.C.	4,723	12,177
	Clarkson P.L.C.	4,114	70,667
	Clinton Cards P.L.C.	51,464	56,601
	Close Brothers Group P.L.C.	42,122	547,069
*	CLS Holdings P.L.C.	3,021	20,360
	Cobham P.L.C.	482,091	1,734,321
	Collins Stewart P.L.C.	79,747	210,748
*	Colt Telecom Group SA	260,316	846,544
	Communisis P.L.C.	57,644	80,063
	Compass Group P.L.C.	398,329	2,567,493
	Computacenter P.L.C.	50,500	179,537
	Consort Medical P.L.C.	6,724	76,602
	Cookson Group P.L.C.	93,074	1,095,477
	Corin Group P.L.C.	3,868	43,022
*	Corporate Services Group P.L.C.	237,219	9,875
*	Costain Group P.L.C.	69,972	29,731
	Cranswick P.L.C.	20,718	223,207
	Creston P.L.C.	18,283	24,957
	Croda International P.L.C.	46,791	560,127
*	CSR P.L.C.	46,429	293,052
	Daejan Holdings P.L.C.	1,617	109,060
	Daily Mail & General Trust P.L.C. Series A	120,882	1,117,575
	Dairy Crest Group P.L.C.	63,237	660,126
*	Dana Petroleum P.L.C.	34,868	917,851
	Davis Service Group P.L.C.	81,007	801,648
	Dawson Holdings P.L.C.	29,101	55,880
	De La Rue P.L.C.	28,161	503,790
	Dechra Pharmaceuticals P.L.C.	5,336	41,087
	Delta P.L.C.	58,827	120,672

	Detica Group P.L.C.	26,472	$130,220
	Development Securities P.L.C.	17,406	166,207
	Devro P.L.C.	25,742	41,385
	Diageo P.L.C. Sponsored ADR	19,700	1,617,370
	Dignity P.L.C.	18,118	261,354
	Dimension Data Holdings P.L.C.	43,506	44,240
	Diploma P.L.C.	49,065	159,295
	Domino Printing Sciences P.L.C.	44,419	268,790
	Drax Group P.L.C.	130,113	1,492,090
	DS Smith P.L.C.	204,803	641,327
	DSG International P.L.C.	847,308	1,059,170
	DTZ Holdings P.L.C.	3,558	16,234
*	Dunelm Group P.L.C.	10,104	30,618
	Dyson Group P.L.C.	3,999	9,462
	E2V Technologies P.L.C.	11,430	55,017
*	easyJet P.L.C.	167,930	1,354,000
	Electrocomponents P.L.C.	155,403	540,841
	Elementis P.L.C.	231,282	352,179
#	Emap P.L.C.	30,385	554,704
*	Emerald Energy P.L.C.	14,515	68,949
	Ennstone P.L.C.	163,744	96,529
	Enodis P.L.C.	146,236	466,368
	Enterprise Inns P.L.C.	300,781	2,469,438
*	Entertainment Rights P.L.C.	75,572	17,185
#	Erinaceous Group P.L.C.	16,996	1,011
	Euromoney Institutional Investor P.L.C.	25,384	179,044
	Evolution Group P.L.C.	96,504	221,971
	Experian Group, Ltd.	67,179	564,735
	Expro International Group P.L.C.	34,343	852,911
	F&C Asset Management P.L.C.	241,610	840,224
	Fenner P.L.C.	69,530	355,045
	Fiberweb P.L.C.	12,365	16,362
	Fidessa Group P.L.C.	9,928	182,260
	Filtrona P.L.C.	89,189	334,009
*	Filtronic P.L.C.	29,188	99,442
	Findel P.L.C.	29,210	297,056
	Firstgroup P.L.C.	57,911	661,161
	FKI P.L.C.	200,352	288,106
	Forth Ports P.L.C.	19,999	776,030
*	Fortune Oil P.L.C.	347,801	49,517
	Foseco P.L.C.	26,171	150,038
	French Connection Group P.L.C.	16,801	32,914
	Friends Provident P.L.C.	494,538	1,302,388
	Fuller Smith & Turner P.L.C.	14,288	163,267
	Future P.L.C.	95,883	58,783
	G4S P.L.C.	476,699	2,055,839
*	Galiform P.L.C.	151,658	246,826
	Galliford Try P.L.C.	130,236	178,995
	Game Group P.L.C.	106,725	393,231
	Games Workshop Group P.L.C.	7,668	32,998
	GCAP Media P.L.C.	77,426	292,239
*	Genus P.L.C.	22,459	313,687
	GKN P.L.C.	367,779	1,916,417
	GlaxoSmithKline P.L.C. Sponsored ADR	83,900	3,684,049
	Go-Ahead Group P.L.C.	7,587	269,733

	Goldshield Group P.L.C.	12,229	$63,990
	Grainger P.L.C.	9,661	76,036
	Greene King P.L.C.	69,014	887,855
	Greggs P.L.C.	2,539	217,634
*	Gresham Computing P.L.C.	10,000	12,017
	Guinness Peat Group P.L.C.	42,942	55,701
	Halfords Group P.L.C.	70,885	394,885
	Halma P.L.C.	139,189	573,024
	Hampson Industries P.L.C.	38,139	119,413
	Hardy Underwriting Bermuda, Ltd.	11,789	62,077
	Harvey Nash Group P.L.C.	28,747	28,406
	Havelock Europa P.L.C.	13,179	21,275
	Hays P.L.C.	177,968	382,618
	HBOS P.L.C.	614,845	7,306,184
	Headlam Group P.L.C.	36,602	282,918
	Helical Bar P.L.C.	37,821	274,376
#	Helphire P.L.C.	49,252	167,276
	Henderson Group P.L.C.	339,504	680,437
	Henry Boot P.L.C.	43,832	121,479
*	Heywood Williams Group P.L.C.	30,224	21,976
	Highway Insurance Holdings P.L.C.	121,718	181,805
	Hikma Pharmaceuticals P.L.C.	41,499	407,820
	Hill & Smith Holdings P.L.C.	21,744	141,941
	Hiscox, Ltd.	143,480	779,278
#	HMV Group P.L.C.	120,616	301,581
*	Hogg Robinson Group P.L.C.	74,258	85,851
	Holidaybreak P.L.C.	17,060	198,439
	Home Retail Group	254,151	1,298,218
	Homeserve P.L.C.	17,861	698,468
	Hornby P.L.C.	7,091	28,552
	HSBC Holdings P.L.C.	29,126	440,307
	HSBC Holdings P.L.C. Sponsered ADR	383,772	28,878,843
	Hunting P.L.C.	31,890	487,983
	Huntsworth P.L.C.	57,182	82,356
	Hyder Consulting P.L.C.	3,979	33,488
	ICAP P.L.C.	106,902	1,331,085
	IG Group Holdings P.L.C.	49,120	339,231
*	Imagination Technologies Group P.L.C.	33,554	63,411
	IMI P.L.C.	109,716	839,516
	Imperial Tobacco Group P.L.C.	4,964	229,794
	Imperial Tobacco Group P.L.C. ADR	18,300	1,691,835
	Inchcape P.L.C.	178,021	1,375,567
	Informa P.L.C.	176,010	1,200,339
	Inmarsat P.L.C.	63,789	623,008
	Innovation Group P.L.C.	178,483	114,017
*	Instore P.L.C.	12,812	2,674
*	Intec Telecom Systems P.L.C.	84,577	72,858
	Intercontinental Hotels Group P.L.C.	7,196	109,523
	Intercontinental Hotels Group P.L.C. ADR	18,579	282,215
	Intermediate Capital Group P.L.C.	36,404	1,077,202
	International Personal Finance P.L.C.	77,424	312,974
	International Power P.L.C.	384,778	2,890,766
	Interserve P.L.C.	46,328	393,188
	Intertek Group P.L.C.	29,633	525,649
*	Invensys P.L.C.	143,817	727,486

	Investec P.L.C.	208,016	$1,511,959
	ITE Group P.L.C.	38,841	115,279
	ITV P.L.C.	2,028,732	2,681,515
	J.D. Wetherspoon P.L.C.	20,187	122,406
	James Fisher & Sons P.L.C.	15,202	180,139
	Jardine Lloyd Thompson Group P.L.C.	51,225	365,559
	JJB Sports P.L.C.	73,871	178,433
	JKX Oil and Gas P.L.C.	44,930	409,782
	John David Group P.L.C.	4,444	33,372
	John Menzies P.L.C.	6,583	71,434
	John Wood Group P.L.C.	111,903	914,406
	Johnson Matthey P.L.C.	56,052	2,154,904
	Johnson Service Group P.L.C.	19,344	10,461
	Johnston Press P.L.C.	127,044	483,764
	Kazakhmys P.L.C.	44,150	1,344,836
	Kcom Group P.L.C.	219,720	189,663
	Keller Group P.L.C.	22,894	269,703
	Kesa Electricals P.L.C.	157,727	666,342
	Kewill Systems P.L.C.	29,349	49,523
	Kier Group P.L.C.	14,686	405,204
	Kiln, Ltd.	109,960	323,820
	Kingfisher P.L.C.	537,242	1,386,834
	Kofax P.L.C.	21,412	79,971
	Ladbrokes P.L.C.	115,925	696,114
	Laird Group P.L.C.	84,446	829,352
	Land of Leather Holdings P.L.C.	11,260	15,403
	Laura Ashley Holdings P.L.C.	143,535	62,424
	Lavendon Group P.L.C.	13,082	95,598
	Legal and General Group P.L.C.	1,837,232	4,520,154
	Liontrust Asset Management P.L.C.	4,633	25,069
	Lloyds TSB Group P.L.C.	53,435	477,616
	Lloyds TSB Group P.L.C. Sponsored ADR	156,694	5,612,779
	LogicaCMG P.L.C.	655,380	1,203,840
	London Scottish Bank P.L.C.	18,454	6,743
	London Stock Exchange Group P.L.C.	24,199	648,934
	Lonmin P.L.C.	9,356	610,416
	Lookers P.L.C.	42,703	77,860
	Low & Bonar P.L.C.	17,518	41,030
	Luminar Group Holdings P.L.C.	27,945	194,249
	Man Group P.L.C.	340,929	3,719,494
	Management Consulting Group P.L.C.	148,793	111,901
	Manganese Bronze Holdings P.L.C.	3,904	40,895
	Marks & Spencer Group P.L.C.	111,702	885,446
	Marshalls P.L.C.	74,210	391,735
	Marston’s P.L.C.	147,845	703,748
*	Marylebone Warwick Balfour Group P.L.C.	22,990	77,343
	Mcbride P.L.C.	43,865	81,704
	McKay Securities P.L.C.	2,290	13,492
	Meggitt P.L.C.	321,956	1,775,207
	Melrose Resources P.L.C.	21,590	155,727
	Metalrax Group P.L.C.	22,274	13,046
*	Mice Group P.L.C.	47,374	5,648
	Michael Page International P.L.C.	49,994	276,640
	Micro Focus International P.L.C.	22,190	88,164
	Millennium and Copthorne Hotels P.L.C.	87,072	694,464

*	Minerva P.L.C.	38,578	$100,132
	Misys P.L.C.	147,411	434,116
	Mitchells & Butlers P.L.C.	136,436	1,200,453
	Mitie Group P.L.C.	101,936	519,441
	MJ Gleeson Group P.L.C.	16,223	78,524
	Mondi P.L.C.	163,298	1,259,653
*	Monitise P.L.C.	15,787	3,072
	Morgan Crucible Co. P.L.C.	85,219	350,010
	Morgan Sindall P.L.C.	12,765	274,771
	Morse P.L.C.	47,700	51,581
	Mothercare P.L.C.	42,133	346,676
	Mouchel Group P.L.C.	39,804	323,656
	N Brown Group P.L.C.	70,943	350,673
	National Express Group P.L.C.	45,154	1,010,173
	National Grid P.L.C.	12,791	185,467
	National Grid P.L.C. Sponsored ADR	16,800	1,219,680
*	NCC Group, Ld.	8,070	61,034
*	nCipher P.L.C.	6,060	20,548
	Nestor Healthcare Group P.L.C.	19,613	21,402
	Next P.L.C.	13,951	353,822
*	Nord Anglia Education P.L.C.	16,075	88,365
	Northern Foods P.L.C.	166,617	297,290
#	Northern Rock P.L.C.	42,509	76,021
	Northgate Information Solutions P.L.C.	257,592	481,097
	Northgate P.L.C.	39,414	516,597
	Northumbrian Water Group P.L.C.	151,107	1,047,267
*	Novae Group P.L.C.	404,717	278,249
	Old Mutual P.L.C.	1,575,722	3,892,136
	OPD Group P.L.C.	5,158	18,477
*	Oxford Biomedica P.L.C.	45,413	23,771
	Oxford Instruments P.L.C.	21,584	81,564
*	Pace Micro Technology P.L.C.	34,362	62,304
	PayPoint P.L.C.	9,427	112,977
	Pearson P.L.C.	16,449	216,312
	Pearson P.L.C. Sponsored ADR	221,515	2,932,859
	Pendragon P.L.C.	178,706	119,022
	Pennon Group P.L.C.	70,820	896,679
	Persimmon P.L.C.	133,984	1,946,672
	Phoenix IT Group, Ltd.	5,850	30,481
	Photo-Me International P.L.C.	11,337	7,591
	Pinewood Shepperton P.L.C.	14,810	62,813
*	Pinnacle Staffing Group P.L.C.	15,255	1,249
	Premier Farnell P.L.C.	91,981	271,915
	Premier Foods P.L.C.	291,050	527,846
*	Premier Oil P.L.C.	26,474	727,632
*	Protherics P.L.C.	88,211	97,618
	Provident Financial P.L.C.	61,281	970,868
	Prudential P.L.C.	56,341	675,996
#	Prudential P.L.C. ADR	233,638	5,649,367
	Psion P.L.C.	53,721	111,422
	Punch Taverns P.L.C.	92,234	1,174,036
	PZ Cussons P.L.C.	117,137	411,271
*	Qinetiq P.L.C.	210,398	822,386
	R.E.A. Holdings P.L.C.	3,989	54,204
	Rank Group P.L.C.	30,312	54,010

	Rathbone Brothers P.L.C.	17,314	$331,123
	Raymarine P.L.C.	10,990	59,211
	Reckitt Benckiser Group P.L.C.	18,982	1,023,908
	Redrow P.L.C.	78,330	473,417
	Reed Elsevier P.L.C.	7,445	93,702
	Reed Elsevier P.L.C. Sponsored ADR	24,141	1,208,498
*	Regent Inns P.L.C.	16,761	5,659
	Regus Group P.L.C.	96,975	162,242
	Renishaw P.L.C.	26,547	364,776
*	Renold P.L.C.	19,266	31,580
*	Renovo Group P.L.C.	44,319	117,474
	Rensburg Sheppards P.L.C.	7,988	96,577
	Rentokil Initial P.L.C.	325,920	536,842
	Resolution P.L.C.	132,398	1,812,849
	Restaurant Group P.L.C.	25,649	73,297
	Reuters Group P.L.C.	12,581	148,582
	Reuters Group P.L.C. Sponsored ADR	4,413	312,661
	Rexam P.L.C.	299,319	2,605,718
	Ricardo P.L.C.	17,674	122,202
	Rio Tinto P.L.C.	2,961	333,134
	Rio Tinto P.L.C. Sponsored ADR	5,700	2,590,365
	RM P.L.C.	13,865	59,931
	Robert Walters P.L.C.	13,001	39,849
	Robert Wiseman Dairies P.L.C.	13,553	130,962
	ROK P.L.C.	53,894	117,238
*	Rolls-Royce Group P.L.C. (3283648)	381,839	3,273,381
	Rolls-Royce Group P.L.C. Class B	2,131	4
	Rotork P.L.C.	15,306	299,961
	Royal & Sun Alliance Insurance Group P.L.C.	960,318	2,503,494
	Royal Bank of Scotland Group P.L.C.	1,475,065	11,152,235
	Royal Dutch Shell P.L.C. ADR	181,637	12,721,855
	Royal Dutch Shell P.L.C. Series B	111,150	3,899,342
	RPC Group P.L.C.	41,839	165,023
	RPS Group P.L.C.	93,160	546,332
	S&U P.L.C.	2,614	21,539
	SABmiller P.L.C.	172,221	3,578,001
	Sage Group P.L.C.	552,132	2,152,440
	Sainsbury (J.) P.L.C.	353,573	2,478,880
	Savills P.L.C.	52,884	356,013
	Schroders P.L.C.	35,852	676,912
	Schroders P.L.C. Non-Voting	19,101	320,154
*	SCI Entertainment Group P.L.C.	24,697	19,092
*	Scott Wilson Group P.L.C.	9,288	43,844
	Scottish & Newcastle P.L.C.	233,810	3,657,158
	Scottish & Southern Energy P.L.C.	56,435	1,650,195
*	SDL P.L.C.	36,955	210,697
	Senior P.L.C.	172,523	338,567
	Serco Group P.L.C.	76,979	661,705
	Severfield-Rowen P.L.C.	18,056	111,548
	Severn Trent P.L.C.	30,201	847,724
	Shanks Group P.L.C.	112,820	511,393
	Shire P.L.C.	2,251	43,941
	Shire P.L.C. ADR	11,800	689,592
	Shore Capital Group P.L.C.	54,257	41,148
	SIG P.L.C.	23,143	380,788

	Signet Group P.L.C.	83,528	$100,699
#	Signet Group P.L.C. Sponsored ADR	31,900	388,223
*	Skyepharma P.L.C.	205,737	51,949
*	SkyePharma P.L.C. Sponsored ADR	800	2,029
*	SMG P.L.C.	57,704	15,729
	Smith & Nephew P.L.C.	7,085	92,056
	Smith & Nephew P.L.C. Sponsored ADR	11,000	719,180
	Smiths Group P.L.C.	82,361	1,617,872
	Smiths News P.L.C.	36,260	72,563
*	Soco International P.L.C.	13,690	526,232
	Spectris P.L.C.	42,229	655,332
	Speedy Hire P.L.C.	26,115	408,450
	Spirax-Sarco Engineering P.L.C.	33,320	619,415
*	Spirent Communications P.L.C.	148,286	170,319
*	Spirent Communications P.L.C. Sponsored ADR	25,100	116,835
*	Sportech P.L.C.	44,156	71,573
	Spring Group P.L.C.	46,963	46,431
	SSL International P.L.C.	38,550	372,212
	St Ives Group P.L.C.	52,906	267,086
	ST Modwen Properties P.L.C.	39,652	381,710
	St. Jame’s Place P.L.C.	37,317	195,481
	Stagecoach Group P.L.C.	187,814	931,535
	Standard Chartered P.L.C.	147,919	4,873,346
*	Standard Life P.L.C.	127,097	549,393
	Sthree P.L.C.	18,969	84,450
	T. Clarke P.L.C.	11,227	36,374
	Tate & Lyle P.L.C.	219,884	2,276,809
	Taylor Nelson Sofres P.L.C.	72,835	266,769
	Taylor Wimpey P.L.C.	495,994	1,678,361
	TDG P.L.C.	26,462	129,442
	Ted Baker P.L.C.	3,510	32,612
	Telecom Plus P.L.C.	23,457	109,177
	Tesco P.L.C.	849,341	6,711,803
*	The 600 Group P.L.C.	28,563	26,328
	The Berkeley Group Holdings P.L.C.	41,434	852,422
	The Vitec Group P.L.C.	14,704	145,935
	The Weir Group P.L.C.	71,870	1,099,540
*	Thomas Cook Group P.L.C.	55,220	334,132
	Thorntons P.L.C.	23,004	73,758
*	THUS Group P.L.C.	69,519	162,110
	Tomkins P.L.C.	14,460	48,482
	Tomkins P.L.C. Sponsored ADR	104,000	1,402,960
	Topps Tiles P.L.C.	36,015	90,750
	Town Centre Securities P.L.C.	9,853	57,389
*	Tradus P.L.C.	3,442	122,374
*	Trafficmaster P.L.C.	25,933	21,431
	Travis Perkins P.L.C.	56,897	1,216,322
	Tribal Group P.L.C.	22,052	59,011
	Trifast P.L.C.	29,862	32,795
	Trinity Mirror P.L.C.	142,931	803,141
	TT electronics P.L.C.	35,819	66,875
*	TUI Travel PLC	94,696	504,996
	Tullett Prebon P.L.C.	33,896	337,977
	Tullow Oil P.L.C.	67,149	832,400
*	UK Coal P.L.C.	61,857	560,379

	Ultra Electronics Holdings P.L.C.	13,562	$321,443
	Umeco P.L.C.	23,298	259,951
	Unilever P.L.C.	18,251	575,019
	Unilever P.L.C. Sponsored ADR	122,000	3,840,560
	Uniq P.L.C.	17,006	44,582
	Unite Group P.L.C.	5,289	34,826
	United Business Media P.L.C.	76,442	805,331
	United Utilities P.L.C.	28,418	389,133
	United Utilities P.L.C. Sponsored ADR	14,200	391,503
	UTV Media P.L.C.	15,075	75,998
*	Vanco P.L.C.	7,281	12,000
*	Vectura Group P.L.C.	128,176	115,401
	Vedanta Resources P.L.C.	11,940	513,672
	Venture Production P.L.C.	42,199	600,729
*	Vernalis P.L.C.	58,280	10,578
	Victrex P.L.C.	28,532	420,346
	Vislink P.L.C.	17,205	18,083
	Vodafone Group P.L.C.	819,694	2,638,969
	Vodafone Group P.L.C. Sponsered ADR	753,331	24,279,858
*	Volex Group P.L.C.	13,778	28,647
	Vp P.L.C.	11,576	72,299
	VT Group P.L.C.	33,047	434,188
	Wagon P.L.C.	17,912	11,223
	Warner Estate Holdings P.L.C.	3,238	23,155
	Waterman Group P.L.C.	13,772	43,724
	WH Smith P.L.C.	72,735	537,940
	Whatman P.L.C.	6,724	35,628
	Whitbread P.L.C.	93,812	2,347,390
	White Young Green P.L.C.	15,616	107,112
	William Hill P.L.C.	59,137	439,838
	William Morrison Supermarkets P.L.C.	624,710	3,662,068
	Wilmington Group P.L.C.	18,239	72,339
	Wincanton P.L.C.	36,816	264,319
*	Wolfson Microelectronics P.L.C.	18,711	50,645
	Wolseley P.L.C.	31,322	383,288
#	Wolseley P.L.C. ADR	63,362	783,344
	Woolworths Group P.L.C.	381,131	81,116
	WPP Group P.L.C.	16,973	200,345
	WPP Group P.L.C. Sponsored ADR	50,547	3,011,085
	WSP Group P.L.C.	24,162	259,666
	Xaar P.L.C.	8,526	26,712
	XP Power, Ltd.	1,410	7,849
	Xstrata P.L.C.	70,148	5,472,259
	Yell Group P.L.C.	385,235	1,661,810
	Yule Catto & Co. P.L.C.	27,063	91,076
	Zetex P.L.C.	18,665	19,671

TOTAL — UNITED KINGDOM			445,458,884

UNITED STATES — (0.1%)
COMMON STOCKS — (0.1%)
*	Invesco, Ltd.	115,241	2,951,322
*	Mad Catz Interactive, Inc.	10,100	6,978
	Marathon Oil Corp.	496	26,367
*	Peplin, Inc.	91,862	58,832

TOTAL — UNITED STATES			3,043,499

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $16,390,000 FHLMC 6.003% (r), 01/01/37, valued at $14,847,857) to be repurchased at $14,631,584	$14,628	14,628,000

SECURITIES LENDING COLLATERAL — (12.3%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $67,697,147 FNMA 6.001%(r), 10/01/36, valued at $51,000,001) to be repurchased at $50,013,250	50,000	50,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $372,033,112 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 04/01/19 to 02/01/38; FNMA, rates ranging from 4.699%(r) to 7.124%(r), maturities ranging from 07/01/16 to 02/01/37; & GNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 09/15/17 to 09/15/37, valued at $294,430,995) to be repurchased at $288,734,331	288,658	288,657,837
TOTAL SECURITIES LENDING COLLATERAL		338,657,837

TOTAL INVESTMENTS - (100.0%) (Cost $2,798,237,845) ##		$2,755,228,399

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$650,739,531
Level 2 – Other Significant Observable Inputs	2,104,488,868
Level 3 – Significant Unobservable Inputs	—
Total	$2,755,228,399

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares	Value ††

BRAZIL — (12.0%)
COMMON STOCKS — (2.6%)
Cia de Saneamento do Parana	58,300	$89,634
Companhia de Concessoes Radoviarias	158,000	2,695,464
Companhia Siderurgica Nacional SA	42,000	1,567,146
Companhia Siderurgica Nacional SA Sponsored ADR	447,684	16,738,905
Companhia Vale do Rio Doce ADR	361,200	12,584,208
Empresa Brasileira de Aeronautica SA	98,400	1,099,734
Empresa Brasileira de Aeronautica SA ADR	91,925	4,074,116
Eternit SA	159,600	681,398
* IdeiasNet SA	36,000	127,302
Industrias Romi SA	18,000	179,883
Perdigao SA	84,864	2,063,012
Perdigao SA ADR	22,800	1,089,840
Petroleo Brasileiro SA ADR	15,700	1,842,238
Petroleo Brasileiro SA Sponsored ADR	10,300	1,008,679
Souza Cruz SA	56,000	1,630,229
* Tele Norte Celular Participacoes SA ADR	300	4,650
Tractebel Energia SA	152,200	1,916,113
Weg SA	169,000	2,273,520
TOTAL COMMON STOCKS		51,666,071

PREFERRED STOCKS — (9.4%)
Aracruz Celulose SA Series B	90,000	650,878
Aracruz Celulose SA Sponsored ADR	44,800	3,245,312
ArcelorMittal Inox Brasil SA	14,100	802,594
Banci Itau Holding Financeira SA	25,800	654,039
Banco Bradesco SA	17,600	551,594
* Banco Bradesco SA Receipts Preferred	243	7,616
Banco Bradesco SA Sponsored ADR	542,500	17,029,075
Banco Itau Holding Financeira SA ADR	448,000	11,352,320
Brasil Telecom Participacoes SA ADR	32,061	2,215,415
Brasil Telecom SA ADR	37,444	1,208,318
Braskem SA Preferred A	58,000	491,822
Braskem SA Special Preferred A Sponsored ADR	96,385	1,627,943
Centrais Electricas de Santa Catarina SA	45,450	1,108,366
Companhai Energetica do Ceara Coelce Series A	1,300	17,834
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	16,234	704,393
Companhia de Bebidas das Americas	22,214	1,829,821
Companhia de Bebidas das Americas Preferred ADR	34,800	2,835,504
Companhia de Tecidos Norte de Minas	19,400	109,556
Companhia Energetica de Minas Gerais	3,270	62,264
Companhia Energetica de Minas Gerais SA Sponsored ADR	210,234	4,000,753
Companhia Paranaense de Energia-Copel Series B	34,380	559,277

1

	Companhia Paranaense de Energia-Copel Sponsored ADR	69,900	$1,133,778
	Companhia Vale do Rio Doce Series A	237,528	7,034,121
	Companhia Vale do Rio Doce Sponsored ADR	488,800	14,331,616
	Confab Industrial SA	201,081	653,980
	Contax Participacoes SA ADR	46,700	66,519
	Duratex SA	137,800	2,811,247
	Eletropaulo Metropolita SA Preferred A	4,430,000	354,693
	Forjas Taurus SA	131,100	700,812
	Gerdau SA	22,800	745,709
	Gerdau SA Sponsored ADR	340,850	11,169,654
	Gol Linhas Aereas Inteligentes SA	65,000	1,125,421
	Investimentos Itau SA	1,683,680	10,702,832
	Klabin SA	971,000	3,284,324
	Lojas Americanas SA	184,600	1,681,060
	Mahle-Metal Leve SA Industria e Comercio	8,666	157,834
	Marcopolo SA	138,100	574,090
	Metalurgica Gerdau SA	197,450	8,698,495
*	Net Servicos de Comunicacao SA	45,223	497,664
*	Net Servicos de Comunicacao SA Preferred ADR	91,194	997,662
*	Paranapanema SA	11,900	107,312
	Randon e Participacoes SA	73,100	691,621
	Sadia SA	330,000	1,865,531
	Sadia SA ADR	109,666	1,852,270
	Sao Paulo Alpargatas SA	21,000	1,301,401
	Saraiva Livreiros Editores	16,700	308,008
	Suzano Papel e Celullose SA	205,905	3,220,500
	Suzano Petroquimica SA	190,963	1,161,971
	Tele Norte Leste Participacoes SA	27,000	675,998
	Tele Norte Leste Participacoes SA ADR	141,900	3,551,757
	Telecomunicacoes de San Paulo SA ADR	68,900	1,942,980
	Telecomunicacoes de Sao Paulo SA	31,600	902,910
	Telemar Norte Leste SA	69,300	3,834,018
	Telemig Celular Participacoes SA	3,498	108,595
	Telemig Celular Participacoes SA ADR	4,963	310,336
	Tim Participacoes SA	33,270	136,535
	Tim Participacoes SA ADR	32,000	1,312,640
	Trafo Equipamentos Electricos SA	54,900	76,291
	Ultrapar Participacoes SA	120,659	4,509,320
	Ultrapar Participacoes SA Sponsored ADR	15,200	565,440
	Uniao de Industrias Petroquimicas SA Series B	788,736	755,575
	Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	12,469,852
	Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	6,403,767
	Usinas Siderurgicas de Minas Gerais SA Series A	220,200	12,760,688
	Vivo Participacoes SA	318,951	1,923,778
#	Vivo Participacoes SA ADR	589,500	3,578,265
	Votorantim Celulose e Papel SA	42,937	1,346,177
	Votorantim Celulose e Papel SA Sponsored ADR	142,100	4,470,466
	Whirlpool SA	51,787	106,263
TOTAL PREFERRED STOCKS			190,036,470

RIGHTS/WARRANTS — (0.0%)
*	Net Servicos de Comunicacao SA Rights 03/07/08	497	35
*	Tim Participacoes SA Rights 12/06/07	60	—
TOTAL RIGHTS/WARRANTS			35

TOTAL — BRAZIL			241,702,576

2

CHILE — (2.3%)
COMMON STOCKS — (2.3%)
Aguas Andinas SA Series A	1,484,059	$652,836
Banco de Chile	1,722,617	162,922
Banco de Chile Series F ADR	15,874	897,992
Banco de Credito e Inversiones SA Series A	36,660	1,209,502
Banco Santander Chile SA ADR	21,881	1,132,561
Bancoco Santander Chile SA	988,793	49,586
Banmedica SA	299,376	380,599
Cap SA	94,979	2,997,797
Cementos Bio-Bio SA	180,149	427,936
Cintac SA	149,288	85,373
Colbun SA	7,317,565	1,150,788
Compania Cervecerias Unidas SA	36,271	251,300
Compania Cervecerias Unidas SA ADR	28,774	955,872
Compania de Consumidores de Gas Santiago SA	24,536	116,838
Compania de Telecomunicaciones de Chile SA Series A	58,608	119,240
Compania General de Electricidad SA	147,411	1,069,958
* Compania SudAmericana de Vapores SA	807,318	1,596,346
Compania Telecomunicaciones de Chile SA Sponsored ADR	212,138	1,699,225
CorpBanca SA	144,924,645	956,283
Corpbanca SA ADR	1,500	49,305
Cristalerias de Chile SA	58,676	694,187
Distribucion y Servicio D&S SA	705,881	316,680
Distribucion y Servicio D&S SA ADR	49,765	1,284,435
Embotelladora Andina SA Series B	79,022	265,058
Embotelladora Andina SA Series B ADR	10,900	218,109
Empresa Nacional de Electricidad SA	351,708	502,827
Empresa Nacional de Electricidad SA Sponsored ADR	72,100	3,054,877
Empresa Nacional de Telecomunicaciones SA	121,071	2,130,333
Empresas CMPC SA	122,353	4,669,140
Empresas Copec SA	367,348	6,302,242
Empresas Iansa SA	2,735,872	207,605
Enersis SA	1,676,555	534,698
Enersis SA Sponsored ADR	191,812	3,024,875
Farmacias Ahumada SA	46,764	200,571
Industrias Forestales SA	54,906	15,488
Lan Airlines SA	33,980	467,118
Lan Airlines SA Sponsored ADR	14,200	189,996
Madeco SA	4,797,247	543,931
Madeco SA Sponsored ADR	26,800	293,192
Masisa SA	4,099,269	870,075
Parque Arauco SA	571,982	635,326
S.A.C.I. Falabella SA	280,132	1,454,111
Sociedad Quimica y Minera de Chile SA Sponsored ADR	7,000	1,365,350
Soquimic Comercial SA	134,454	67,427
Vina de Concha y Toro SA	328,967	664,953
Vina de Concha y Toro SA Sponsored ADR	4,900	195,706
* Vina San Pedro SA	16,383,152	135,130
TOTAL COMMON STOCKS		46,265,699

PREFERRED STOCKS — (0.0%)
Sociedad Quimica y Minera de Chile SA Series B	11,313	220,213

TOTAL — CHILE		46,485,912

3

CHINA — (8.7%)
COMMON STOCKS — (8.7%)
* #	Air China, Ltd.	856,000	$801,628
	Aluminum Corp. of China, Ltd.	30,000	58,195
	Aluminum Corp. of China, Ltd. ADR	30,500	1,485,350
	AMVIG Holdings, Ltd.	320,000	350,472
* #	Angang Steel Co., Ltd.	383,160	1,004,737
*	Anhui Conch Cement Co., Ltd.	98,000	754,737
*	Anhui Expressway Co., Ltd.	168,000	140,384
* #	AviChina Industry and Technology Co., Ltd.	552,000	139,625
* #	Bank of China, Ltd.	10,206,000	4,275,002
#	Bank of Communications Co., Ltd.	2,279,000	2,711,363
*	Baoye Group Co., Ltd.	84,000	71,107
#	Beijing Capital International Airport Co., Ltd.	1,352,000	1,416,936
* #	Beijing Capital Land, Ltd.	330,000	161,932
	Beijing Enterprises Holdings, Ltd.	404,000	1,659,092
* #	Brilliance China Automotive Holdings, Ltd.	2,090,000	412,702
#	Byd Co., Ltd.	383,800	718,232
	Catic Shenzhen Holdings, Ltd.	52,000	39,600
	Chaoda Modern Agriculture	1,825,025	2,047,890
*	China Aerospace International Holdings, Ltd.	822,600	105,587
	China Airlines	1,525,621	822,551
	China Construction Bank Corp.	10,532,000	7,979,634
*	China COSCO Holdings Co., Ltd.	410,000	1,191,309
#	China Everbright International, Ltd.	790,000	377,726
* #	China Everbright, Ltd.	595,400	1,362,696
* #	China Foods, Ltd.	806,000	491,699
#	China Gas Holdings, Ltd.	1,170,000	383,039
#	China Green (Holdings), Ltd.	345,000	396,377
*	China Haidian Holdings, Ltd.	344,000	31,722
#	China Infrastructure Machinery Holdings, Ltd.	212,000	331,170
*	China Insurance International Holdings Co., Ltd.	365,000	943,736
*	China Life Insurance Co., Ltd.	540,000	388,275
*	China Life Insurance Co., Ltd. ADR	84,456	4,905,204
	China Mengniu Dairy Co., Ltd.	539,000	1,453,858
	China Merchants Holdings (International) Co., Ltd.	594,000	3,199,529
* #	China Mining Resources Group, Ltd.	1,564,000	230,156
	China Mobile, Ltd. Sponsored ADR	216,747	16,173,661
*	China National Building Material Co., Ltd.	362,000	1,133,272
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	50,656	3,101,667
*	China Oilfield Services, Ltd.	384,000	747,298
	China Petroleum and Chemical Corp. (Sinopec)	48,000	52,281
	China Petroleum and Chemical Corp. (Sinopec) ADR	44,100	4,826,304
* #	China Pharmaceutical Group, Ltd.	472,000	143,168
#	China Power International Development, Ltd.	1,541,000	583,798
	China Rare Earth Holdings, Ltd.	394,000	87,485
	China Resources Enterprise, Ltd.	1,058,000	3,756,075
	China Resources Power Holdings Co., Ltd.	554,000	1,376,130
	China Shenhua Energy Co., Ltd.	619,000	3,152,942
#	China Shipping Container Lines Co., Ltd.	1,668,300	739,814

4

*	China Shipping Development Co., Ltd.	284,000	$878,403
*	China Southern Airlines Co., Ltd. ADR	6,600	327,360
	China State Construction International Holdings, Ltd.	114,000	204,765
*	China Telecom Corp., Ltd. ADR	57,582	4,227,095
	China Travel International Investment Hong Kong, Ltd.	2,478,000	1,334,637
	China Unicom, Ltd.	42,000	90,052
	China Unicom, Ltd. ADR	155,300	3,297,019
	China Yurun Food Group, Ltd.	401,000	497,404
*	Chongqing Iron and Steel Co., Ltd.	180,000	74,255
*	CITIC 21CN Co., Ltd.	1,004,000	84,251
	Citic Pacific, Ltd.	818,000	4,428,428
*	CITIC Resources Holdings, Ltd.	1,378,000	618,860
	CNOOC, Ltd.	233,000	388,107
	CNOOC, Ltd. ADR	58,900	9,763,853
	CNPC (Hong Kong), Ltd.	2,500,000	1,377,756
	Comba Telecom Systems Holdings, Ltd.	278,000	75,310
	COSCO International Holdings, Ltd.	542,000	426,365
	COSCO Pacific, Ltd.	1,010,000	2,181,001
* #	Dalian Port (PDA) Co., Ltd.	752,000	446,156
	Datang International Power Generation Co., Ltd.	1,122,000	751,334
	Denway Motors, Ltd.	4,312,000	2,179,602
#	Digital China Holdings, Ltd.	110,000	83,297
*	Dongfang Electric Co., Ltd.	50,000	300,022
*	Dongfeng Motor Corp.	2,506,000	1,528,092
#	Dynasty Fine Wines Group, Ltd.	340,000	89,156
*	Enerchina Holdings, Ltd.	237,900	8,735
*	Eveready Industries (India), Ltd.	30,440	38,015
*	First Tractor Co., Ltd.	86,000	60,845
#	FU JI Food & Catering Services	158,000	278,499
#	Geely Automobile Holdings, Ltd.	1,765,000	180,491
	Global Bio-Chem Technology Group Co., Ltd.	1,332,000	548,667
* #	Golden Eagle Retail Group, Ltd.	346,000	357,363
	GOME Electrical Appliances Holdings, Ltd.	869,000	1,911,034
*	Great Wall Motor Co., Ltd.	161,500	187,420
*	Great Wall Technology Co., Ltd.	108,000	28,616
	Guangdong Investment, Ltd.	2,434,000	1,283,801
*	Guangshen Railway Co., Ltd. Sponsored ADR	18,527	596,569
*	Guangzhou Pharmaceutical Co., Ltd.	44,000	36,850
#	Guangzhou R&F Properties Co., Ltd.	254,400	770,917
*	Guangzhou Shipyard International Co., Ltd.	58,000	231,035
	GZI Transport, Ltd.	416,000	217,408
	Hainan Meilan International Airport Co., Ltd.	58,000	67,429
*	Harbin Power Equipment Co., Ltd.	456,000	1,009,370
#	Hengan International Group Co., Ltd.	223,000	878,690
#	HKC (Holdings), Ltd.	3,203,213	716,280
#	Hopson Development Holdings, Ltd.	654,000	1,087,595
* #	Huadian Power International Corp.	1,156,000	388,137
*	Huaneng Power International, Inc. ADR	56,600	1,839,500
* #	Hunan Non-Ferrous Metal Corp., Ltd.	1,562,000	795,151
*	Industrial and Commercial Bank of China (Asia), Ltd.	12,596,000	8,738,592
*	Jiangsu Express Co., Ltd.	1,046,000	977,622
*	Jiangxi Copper Co., Ltd.	295,000	683,386
#	Kingway Brewery Holdings, Ltd.	298,000	73,283
	Lenova Group, Ltd.	2,396,000	1,662,756
#	Li Ning Co., Ltd.	225,000	692,881

5

	Lianhua Supermarket Holdings Co., Ltd.	72,000	$100,336
*	Lingbao Gold Co., Ltd.	56,000	33,276
* #	Maanshan Iron and Steel Co., Ltd.	1,476,000	918,484
#	Mingyuan Medicare Development Co., Ltd.	650,000	115,019
	Minmetals Resources, Ltd.	736,000	334,131
#	Neo-China Land Group (Holdings), Ltd.	461,000	301,555
#	Nine Dragons Paper Holdings, Ltd.	831,000	1,462,928
	PetroChina Co., Ltd. ADR	33,800	4,962,516
#	PICC Property and Casualty Co., Ltd.	1,616,000	1,694,510
	Ping An Insurance (Group) Co. of China, Ltd.	376,500	2,846,912
*	Qingling Motors Co., Ltd.	332,000	59,121
*	Semiconductor Manufacturing International Corp	4,920,000	394,760
*	Semiconductor Manufacturing International Corp. ADR	202,743	819,082
*	Shandong Molong Petroleum Machinery Co., Ltd.	196,000	31,726
*	Shanghai Electric Group Co., Ltd.	1,482,000	1,048,948
#	Shanghai Industrial Holdings, Ltd.	467,000	1,904,377
* #	Shanghai Prime Machinery Co., Ltd.	138,000	43,764
*	Shenji Kunming Machine Tool Co., Ltd.	26,000	31,324
* #	Shenzhen Expressway Co., Ltd.	666,000	620,729
	Shenzhen International Holdings, Ltd.	5,932,500	655,305
	Shenzhen Investment, Ltd.	1,836,000	980,141
*	Shenzhou International Group	267,000	91,029
	Shimao Property Holdings, Ltd.	1,360,000	2,721,018
	Shougang Concord International Enterprises Co., Ltd.	1,942,000	552,082
	Sichuan Expressway Co., Ltd.	260,000	107,366
	SinoCom Software Group, Ltd.	232,000	46,991
#	Sinofert Holdings, Ltd.	764,000	759,355
	Sinolink Worldwide Holdings, Ltd.	1,082,000	181,396
	Sinopec Kantons Holdings, Ltd.	304,000	55,168
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	14,388	670,337
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	1,130,000	331,562
	Sinotrans, Ltd.	1,353,000	419,101
	Skyworth Digital Holdings, Ltd.	628,000	69,420
#	SRE Group, Ltd.	886,000	182,374
	Stone Group Holdings, Ltd.	394,000	31,207
* #	TCL Communication Technology Holdings, Ltd.	1,212,000	45,208
* #	TCL Multimedia Technology Holdings, Ltd.	1,850,000	106,133
* #	Tianjin Capital Environmental Protection	78,000	35,288
	Tianjin Development Holdings, Ltd.	362,000	327,708
* #	Towngas China Co., Ltd.	702,000	314,185
	TPV Technology, Ltd.	1,248,000	747,942
*	Travelsky Technology, Ltd.	498,000	417,958
* #	Tsingtao Brewery Co., Ltd.	104,000	302,504
	Weichai Power Co., Ltd.	76,000	380,478
*	Weiqiao Textile Co., Ltd.	390,500	542,239
*	Xiamen International Port Co., Ltd.	320,000	102,907
*	Xinao Gas Holdings, Ltd.	482,000	891,199
* #	Xiwang Sugar Holdings Co., Ltd.	238,000	109,201
*	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	21,700	1,785,693
	Zhejiang Expressway Co., Ltd.	1,244,000	1,221,394
*	Zhejiang Glass Co., Ltd.	79,000	69,811
*	Zijin Mining Group Co., Ltd.	872,000	1,158,300
* #	ZTE Corp.	79,600	431,057
TOTAL COMMON STOCKS			175,283,219

6

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Warrants 02/27/09	14,285	$3,580
*	HKC (Holdings), Ltd. Warrants 11/30/09	95,421	4,415
*	Shanghai Industrial Holdings, Ltd. Rights 03/16/09	2,110	—
TOTAL RIGHTS/WARRANTS			7,995

TOTAL — CHINA			175,291,214

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
	CEZ A.S.	119,417	8,810,442
	Komercni Banka A.S.	21,075	5,154,927
	Phillip Morris CR A.S.	439	190,009
	Telefonica 02 Czech Republic A.S.	147,938	4,636,745
*	Unipetrol A.S.	102,279	1,737,151
#	Zentiva NV	19,900	1,084,276

TOTAL — CZECH REPUBLIC			21,613,550

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*	Danubius Hotel & Spa NYRT	4,737	207,520
#	Egis Gyogyszergyar NYRT	9,479	972,305
#	EMASZ RT	1,045	148,589
* #	Fotex NYRT	71,030	281,020
	Magyar Telekom Telecommunications P.L.C.	352,892	1,703,120
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	17,800	427,378
#	MOL Hungarian Oil & Gas NYRT	68,349	9,310,977
#	OTP Bank NYRT	257,898	10,420,982
*	Pannonplast NYRT	42,550	377,774
* #	RABA Automotive Holding NYRT	15,268	160,433
#	Richter Gedeon NYRT	20,632	4,453,604
*	Synergon Information Systems	14,016	125,487
	Zwack Unicum NYRT	611	55,456

TOTAL — HUNGARY			28,644,645

INDIA — (10.1%)
COMMON STOCKS — (10.1%)
*	3M India, Ltd.	2,635	123,465
	Aban Offshore, Ltd.	9,095	919,522
*	Abhishek Industries, Ltd.	93,420	44,660
	Adani Enterprises, Ltd.	86,478	1,473,365
	Aditya Birla Nuvo, Ltd.	28,183	1,182,716
	Adlabs Films, Ltd.	23,621	486,245
	Ador Welding, Ltd.	8,446	36,867
	Aftek, Ltd.	59,619	76,876
*	Agro Tech Foods, Ltd.	8,888	34,973
	Alembic, Ltd.	89,566	120,534
	Alfa Laval (India), Ltd.	2,323	54,629
	Alok Industries, Ltd.	90,537	154,169
	Alstom Projects India, Ltd.	28,137	505,083
	Ambuja Cements, Ltd.	427,009	1,274,294

7

	Amtek Auto, Ltd.	67,650	$507,608
	Ansal Properties & Infrastructure, Ltd.	64,986	342,532
	Apollo Hospitals Enterprise, Ltd.	29,568	360,950
	Apollo Tyres, Ltd.	253,901	274,076
*	Aptech, Ltd.	23,684	133,470
*	Arvind Mills, Ltd.	202,209	243,733
	Asahi India Glass, Ltd.	65,517	140,237
	Asea Brown Boveri India, Ltd.	24,530	698,161
	Ashapura Minechem, Ltd.	37,068	248,884
	Ashok Leyland, Ltd.	734,828	674,711
	Asian Electronics, Ltd.	16,066	104,767
	Asian Hotels, Ltd.	10,213	170,765
	Asian Paints (India), Ltd.	16,667	458,883
	Astra Microwave Products, Ltd.	25,999	70,454
	Aurobindo Pharma, Ltd.	31,075	251,247
	Automotive Axles, Ltd.	5,791	74,467
	Avaya GlobalConnect, Ltd.	6,138	31,574
	Aventis Pharma, Ltd.	10,597	248,457
	Axis Bank, Ltd.	125,013	3,129,504
	Aztecsoft, Ltd.	30,303	59,384
	Bajaj Auto Finance, Ltd.	18,427	191,682
	Bajaj Auto, Ltd.	19,633	1,104,049
	Bajaj Hindusthan, Ltd.	66,763	404,932
	Balaji Telefilms, Ltd.	32,965	171,481
	Ballarpur Industries, Ltd.	110,624	378,469
	Balmer Lawrie & Co., Ltd.	8,790	86,409
*	Balrampur Chini Mills, Ltd.	162,214	372,238
	Bank of Maharashtra, Ltd.	245,477	332,826
	Bank of Rajasthan, Ltd.	77,853	327,517
	Bannari Amman Sugars, Ltd.	3,050	75,642
	BASF India, Ltd.	13,428	77,791
*	Bata India, Ltd.	37,095	150,167
	BEML, Ltd.	17,714	521,304
	Berger Paints India, Ltd.	159,190	160,336
	Bharat Forge, Ltd.	101,270	723,051
	Bharati Shipyard, Ltd.	14,379	225,721
	Bhushan Steel & Strips, Ltd.	24,738	616,573
	Biocon, Ltd.	36,998	405,552
	Birla Corp., Ltd.	47,059	262,027
	Blue Dart Express, Ltd.	6,396	96,072
	Blue Star, Ltd.	30,792	358,638
	BOC India, Ltd.	28,710	112,016
	Bombay Dyeing & Manufacturing Co., Ltd.	14,056	239,530
	Bongaigaon Refinery & Petrochemicals, Ltd.	98,729	152,158
	Bosch Chassis Systems India	8,744	141,647
	Britannia Industries, Ltd.	10,778	364,608
	Cadila Healthcare, Ltd.	58,849	378,821
*	Cambridge Solutions, Ltd.	41,331	52,195
	Carborundum Universal, Ltd.	53,283	191,125
	CCL Products (India), Ltd.	4,124	18,777
	Ceat, Ltd.	21,969	74,725
	Century Enka, Ltd.	7,789	24,255
	Century Textiles & Industries, Ltd.	32,511	642,656
	CESC, Ltd.	34,102	444,144
	Chambal Fertilizers & Chemicals, Ltd.	230,458	329,396

8

*	Chemplast Sanmar, Ltd.	224,492	$55,013
	Chennai Petroleum Corp., Ltd.	63,829	468,259
*	Chi Investments, Ltd.	7,323	—
	Cipla, Ltd.	173,054	886,244
	City Union Bank, Ltd.	224,740	213,593
	Clariant Chemicals (India), Ltd.	4,264	27,991
	CMC, Ltd.	6,389	144,201
	Colgate-Palmolive (India), Ltd.	34,562	318,325
	Coromandel Fertilisers, Ltd.	94,897	297,883
	Cranes Software International, Ltd.	61,637	190,743
	CRISIL, Ltd.	2,715	226,896
	Crompton Greaves, Ltd.	84,481	654,752
	Cummins India, Ltd.	61,033	504,660
	Dabur India, Ltd.	71,014	174,376
*	Dabur Pharma, Ltd.	89,359	139,589
	Dalmia Cement (Bharat), Ltd.	22,766	205,387
	DCM Shriram Consolidated, Ltd.	101,063	178,804
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	180,663
	Dhampur Sugar Mills, Ltd.	20,664	30,513
*	Dish TV India, Ltd.	104,302	155,978
	Dishman Pharmaceuticals & Chemicals, Ltd.	35,149	253,565
	Divi’s Laboratories, Ltd.	27,075	918,907
	Dr. Reddy’s Laboratories, Ltd.	89,368	1,267,839
	Dr. Reddy’s Laboratories, Ltd. ADR	29,500	422,145
	E.I.D. - Parry (India), Ltd.	43,768	195,486
	Eicher Motors, Ltd.	15,615	108,521
	EIH, Ltd.	193,663	823,602
	Elder Pharmaceuticals, Ltd.	8,586	80,170
	Electrosteel Casings, Ltd.	124,739	177,801
	Elgi Equipments, Ltd.	23,578	34,147
	Esab India, Ltd.	9,613	112,925
*	Escorts, Ltd.	48,967	127,386
*	Essel Propack, Ltd.	64,950	74,132
	Exide Industries, Ltd.	338,304	625,173
	FAG Bearings (India), Ltd.	11,829	167,390
	FDC, Ltd.	127,472	100,878
	Federal Bank, Ltd.	98,700	718,758
	Finolex Cables, Ltd.	94,015	204,944
	Finolex Industries, Ltd.	71,512	134,383
	Gammon India, Ltd.	53,301	649,269
	Geodesic Information Systems, Ltd.	47,471	221,576
	Geometric, Ltd.	29,740	49,613
	GHCL, Ltd.	44,954	135,350
	Gillette India, Ltd.	8,542	186,172
	GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	314,734
	GlaxoSmithKline Pharmaceuticals, Ltd.	16,016	437,722
	Glenmark Pharmaceuticals, Ltd.	53,290	638,875
	Godfrey Phillips India, Ltd.	3,952	125,492
	Godrej Consumer Products, Ltd.	53,277	177,739
	Godrej Industries, Ltd.	85,686	616,777
*	Goetze (India), Ltd.	8,529	18,672
	Graphite India, Ltd.	68,222	90,421
	Great Eastern Shipping Co., Ltd.	85,000	869,257
	Great Offshore, Ltd.	15,364	316,154
	Greaves Cotton, Ltd.	18,476	118,917

9

*	GTL Infrastructure, Ltd.	102,164	$139,027
	GTL, Ltd.	91,093	560,712
	Gujarat Alkalies & Chemicals, Ltd.	38,986	165,512
	Gujarat Ambuja Exports, Ltd.	106,310	154,426
	Gujarat Fluorochemicals, Ltd.	52,434	318,899
	Gujarat Gas Co., Ltd.	28,690	224,938
	Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	388,012
	Gujarat State Fertilizers & Chemicals, Ltd.	44,440	276,291
	H.E.G., Ltd.	23,274	189,540
	HCL Infosystems, Ltd.	98,929	515,454
	HCL Technologies, Ltd.	107,040	730,447
	HDFC Bank ADR	2,200	240,042
	HDFC Bank, Ltd.	137,419	4,911,193
	Helios & Matheson Information Technology, Ltd.	13,964	30,926
	Hero Honda Motors, Ltd. Series B	69,663	1,313,118
	Hexaware Technologies, Ltd.	73,660	134,996
	Hikal, Ltd.	4,307	42,308
*	Himachal Futuristic Communications, Ltd.	432,213	244,035
	Himatsingka Seide, Ltd.	41,049	81,237
	Hinduja Ventures, Ltd.	10,967	146,653
	Hindustan Construction Co., Ltd.	135,525	551,648
*	Hindustan Motors, Ltd.	84,867	81,646
*	Hindustan Oil Exploration Co., Ltd.	49,978	136,309
	Hindustan Sanitaryware & Industries, Ltd.	12,171	17,260
	Hindustan Unilever, Ltd.	291,009	1,633,911
	Honeywell Automation India, Ltd.	3,195	137,185
	Hotel Leelaventure, Ltd.	217,449	272,255
	HTMT Global Solutions, Ltd.	10,967	82,181
	ICI India, Ltd.	22,181	309,804
	ICICI Bank Sponsored ADR	254,253	13,180,476
	iGate Global Solutions, Ltd.	12,732	130,454
	India Cements, Ltd.	144,820	744,372
	India Glycols, Ltd.	13,721	95,716
	Indiabulls Financial Services, Ltd.	105,042	1,584,368
*	Indiabulls Real Estate, Ltd.	87,037	1,350,193
*	Indiabulls Financial Service	105,042	316,714
	Indian Hotels Co., Ltd.	393,944	1,219,990
	Indo Rama Synthetics (India), Ltd.	52,177	56,375
	Indoco Remedies, Ltd.	5,448	37,284
	IndusInd Bank, Ltd.	150,435	367,681
	Industrial Development Bank of India, Ltd.	329,846	958,170
	Infomedia India, Ltd.	10,900	61,308
	Infosys Technologies, Ltd.	159,671	6,089,963
	Infotech Enterprises, Ltd.	17,652	120,824
	Ipca Laboratories, Ltd.	15,138	234,184
*	Ispat Industries, Ltd.	145,697	154,253
	ITC, Ltd.	767,430	3,819,740
	IVRCL Infrastructures & Projects, Ltd.	56,278	649,461
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	71,971
	Jain Irrigation Systems, Ltd.	23,113	408,796
	Jaiprakash Associates, Ltd.	170,285	1,116,651
	Jammu & Kashmir Bank, Ltd.	28,063	488,467
	JBF Industries, Ltd.	35,709	125,788
	Jet Airways (India), Ltd.	38,723	699,640
	Jindal Poly Films, Ltd.	15,442	83,589

10

*	Jindal Saw, Ltd.	27,561	$592,953
	Jindal Stainless, Ltd.	85,928	330,946
	Jindal Steel & Power, Ltd.	70,610	3,991,539
	JK Tyre and Industries, Ltd.	13,191	45,405
	JSW Steel, Ltd.	61,835	1,618,790
	Jubilant Organosys, Ltd.	65,603	580,395
	Jyoti Structures, Ltd.	32,390	163,873
	K.S.B. Pumps, Ltd.	6,634	59,595
	Kajaria Ceram	53,853	40,150
	Karnataka Bank, Ltd.	70,184	455,087
	Karur Vysya Bank, Ltd.	30,439	325,250
	KEC International, Ltd.	12,355	224,577
	Kesoram Industries, Ltd.	25,880	256,352
	Kirloskar Oil Engines, Ltd.	111,764	312,021
	Kohinoor Foods, Ltd.	10,000	27,334
*	Konark Minerals, Ltd.	70,554	10,667
	KPIT Cummins Infosystems, Ltd.	39,860	81,769
	Lakshmi Machine Works, Ltd.	4,604	231,385
	Lanxess ABS, Ltd.	17,327	85,444
	Larsen & Toubro, Ltd.	45,846	3,980,485
	LIC Housing Finance, Ltd.	49,892	377,272
	Lupin, Ltd.	30,110	411,635
	Madras Cements, Ltd.	3,597	321,008
	Maharashtra Scooters, Ltd.	2,000	16,100
	Maharashtra Seamless, Ltd.	28,209	234,556
	Mahindra & Mahindra, Ltd.	105,836	1,802,136
	Mahindra Lifespace Developers, Ltd.	19,591	273,339
	Mahindra Ugine Steel Co., Ltd.	12,400	22,063
	Mangalam Cement, Ltd.	13,880	48,215
	Mangalore Refinery & Petrochemicals, Ltd.	364,184	769,977
	Marico, Ltd.	173,680	269,311
	Maruti Suzuki India, Ltd.	46,342	989,559
	Mastek, Ltd.	20,667	138,995
*	Matrix Laboratories, Ltd.	84,937	400,774
*	MAX India, Ltd.	51,607	254,833
*	McDowell Holdings, Ltd.	2,935	16,619
*	Megasoft, Ltd.	4,829	12,707
	Mercator Lines, Ltd.	96,003	239,121
	Merck, Ltd.	6,714	58,996
	Micro Inks, Ltd.	1,512	11,377
	MIRC Electronics, Ltd.	60,413	34,415
	Mirza International, Ltd.	39,745	19,770
	Monnet Ispat, Ltd.	21,225	239,560
	Monsanto India, Ltd.	4,435	197,455
	Moser Baer (India), Ltd.	123,267	535,284
	Motherson Sumi Systems, Ltd.	99,562	262,525
	Motor Industries Co., Ltd.	5,376	509,218
	Mphasis, Ltd.	55,499	310,835
	MRF, Ltd.	2,157	242,102
	Mukand, Ltd.	49,759	121,607
	Mukta Arts, Ltd.	2,950	10,408
*	Mysore Cements, Ltd.	87,234	85,243
	Nagarjuna Construction Co., Ltd.	118,123	788,053
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	280,867
*	Nahar Capital & Financial Services, Ltd.	9,759	—

11

*	Nahar Exports, Ltd.	15,371	$9,543
	Nahar Spinning Mills, Ltd.	21,836	37,009
	Natco Pharma, Ltd.	10,444	28,492
	Navneet Publications (India), Ltd.	50,750	152,109
*	NELCO, Ltd.	8,380	23,512
*	Netflier Finco, Ltd.	4,397	4,065
	Nicholas Piramal India, Ltd.	86,314	579,789
	NIIT Technologies, Ltd.	35,350	113,523
	NIIT, Ltd.	131,535	400,763
	Nirma, Ltd.	70,348	320,069
	NOCIL, Ltd.	79,587	59,912
*	NPIL Research & Development	8,631	—
	Nucleus Software Exports, Ltd.	12,516	86,452
	OCL India, Ltd.	23,518	127,325
*	OCL Iron & Steel, Ltd.	70,554	10,667
*	Octav Invest	988	—
	Omax Autos, Ltd.	24,208	33,545
	Opto Circuits India, Ltd.	33,865	344,259
	Orchid Chemicals & Pharmaceuticals, Ltd.	40,327	250,387
	Oriental Paper and Industries, Ltd.	70,870	86,190
	Panacea Biotec, Ltd.	31,106	245,851
	Pantaloon Retail India, Ltd.	8,100	104,742
	Patel Engineering, Ltd.	18,207	340,748
	Patni Computer Systems, Ltd.	58,163	343,230
	Petronet LNG, Ltd.	383,159	694,128
	Pfizer, Ltd.	15,293	255,158
	Pidilite Industries, Ltd.	95,780	378,300
	Polaris Software Lab, Ltd.	59,814	129,799
	Praj Industries, Ltd.	47,766	208,187
	Pricol, Ltd.	37,006	22,955
	Prism Cements, Ltd.	160,404	189,839
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	65,446
	PSL, Ltd.	19,585	181,218
	PTC India, Ltd.	110,103	319,837
*	Punjab Tractors, Ltd.	11,028	77,010
	Radico Khaitan, Ltd.	41,971	112,370
*	Rain Commodities, Ltd.	25,235	130,913
	Rallis India, Ltd.	8,513	89,915
*	Rama Newsprint & Papers, Ltd.	31,486	25,330
	Ranbaxy Laboratories, Ltd.	135,039	1,490,299
	Raymond, Ltd.	35,742	300,451
*	REI Agro, Ltd.	24,462	880,653
	Reliance Capital, Ltd.	8,237	368,001
	Reliance Communications, Ltd.	858,243	12,158,428
	Reliance Energy, Ltd.	69,057	2,662,698
	Reliance Industrial Infrastructure, Ltd.	5,844	198,340
	Reliance Industries, Ltd.	492,942	29,989,626
*	Reliance Natural Resources, Ltd.	164,752	536,790
	Rico Auto Industries, Ltd.	48,462	41,628
	Rolta India, Ltd.	86,762	645,900
	Ruchi Soya Industries, Ltd.	91,395	267,795
	Sakthi Sugars, Ltd.	22,108	41,694
*	Saregama India, Ltd.	9,635	41,016
	Satyam Computer Services, Ltd.	212,500	2,271,770
	Satyam Computer Services, Ltd. ADR	48,100	1,201,538

12

*	SEAMEC, Ltd.	15,622	$65,534
*	Selectron EMS India, Ltd.	2,779	—
	Sesa GOA, Ltd.	13,586	1,161,150
	Shanthi Gears, Ltd.	58,867	101,136
	Shasun Chemicals & Drugs, Ltd.	38,885	58,690
	Shree Cement, Ltd.	8,847	263,686
	Shree Precoated Steel, Ltd.	31,482	187,651
	Shriram Transport Finance Co., Ltd.	96,187	924,227
*	Shyam Telekink, Ltd.	102,354	11,304
*	Sicagen India, Ltd.	24,134	—
*	Sical Logistics, Ltd.	24,134	130,744
	Siemens India, Ltd.	23,318	469,627
	SKF India, Ltd.	26,925	238,367
*	Solectron Centum Electronics, Ltd.	5,559	18,103
	Sona Koyo Steering Systems, Ltd.	35,758	45,867
	Sonata Software, Ltd.	72,784	71,855
	South India Bank, Ltd.	36,148	162,047
	SREI Infrastructure Finance, Ltd.	74,280	349,688
	SRF, Ltd.	33,988	98,361
*	SSI, Ltd.	8,856	31,163
	Sterling Biotech, Ltd.	99,402	376,032
*	Sterlite Industries (India), Ltd. Series A	133,272	2,748,601
	Sterlite Technologies, Ltd.	30,427	151,684
	Strides Arcolab, Ltd.	16,893	66,236
	Subex, Ltd.	9,445	62,563
	Subros, Ltd.	30,695	34,013
*	Sun Pharma Advanced Research Co., Ltd.	19,040	45,682
	Sun Pharmaceuticals Industries, Ltd.	19,040	575,664
	Sundaram-Clayton, Ltd.	6,924	111,690
	Sundram Fastners, Ltd.	105,224	101,766
	Supreme Industries, Ltd.	6,900	43,550
	Supreme Petrochem, Ltd.	73,968	45,734
*	Swaraj Engines, Ltd.	10,500	76,442
	Syndicate Bank	274,612	658,078
	Taj GVK Hotels and Resorts, Ltd.	27,604	90,432
	Tata Chemicals, Ltd.	101,105	817,785
	Tata Communications, Ltd.	46,062	506,355
#	Tata Communications, Ltd. ADR	10,400	257,920
	Tata Consultancy Services, Ltd.	55,938	1,208,943
	Tata Elxsi, Ltd.	12,000	60,393
	Tata Investment Corp., Ltd.	12,815	180,311
	Tata Metaliks, Ltd.	23,524	93,134
	Tata Motors, Ltd.	125,099	2,156,167
	Tata Power Co., Ltd.	41,843	1,433,736
	Tata Steel, Ltd. (6101156)	141,667	2,797,180
*	Tata Steel, Ltd. (B28Z5L6)	106,250	354,720
	Tata Tea, Ltd.	11,489	232,476
*	Tata Teleservices Maharashtra, Ltd.	570,372	491,826
	Tele Data Informatics, Ltd.	79,217	41,225
*	Teledata Marine Solutions, Ltd.	39,608	33,902
*	Teledata Technology Solution	39,608	33,902
	Texmaco, Ltd.	7,927	316,660
	The Zandu Pharmaceutical Works, Ltd.	325	54,094
	Thermax, Ltd.	35,934	586,736
	Thomas Cook (India), Ltd.	75,993	150,190

13

*	Tinplate Company of India, Ltd.	35,844	$40,727
	Titan Industries, Ltd.	11,254	302,406
	Torrent Pharmaceuticals, Ltd.	42,919	166,642
	Torrent Power, Ltd.	87,043	315,417
	Trent, Ltd.	9,713	137,567
	Tube Investments of India, Ltd.	98,973	150,129
	TVS Motor Co., Ltd.	101,084	108,055
	Unichem Laboratories, Ltd.	18,017	67,764
	Unitech, Ltd.	256,490	2,262,756
	United Phosphorus, Ltd.	88,745	731,551
	United Spirits, Ltd.	19,192	799,350
	Usha Martin, Ltd.	125,845	299,142
*	Uttam Galva Steels, Ltd.	53,907	60,988
	Vardhman Textiles, Ltd.	26,377	77,259
	Varun Shipping Co.	91,874	176,827
	Vesuvius India, Ltd.	5,903	34,382
	Videocon Industries, Ltd.	4,542	47,010
	Voltas, Ltd.	86,300	430,273
*	Welspun India, Ltd.	36,850	56,530
	Welspun-Gujarat Stahl Rohren, Ltd.	61,300	662,660
	Wipro, Ltd.	88,714	950,902
	Wipro, Ltd. ADR	4,700	54,238
*	Wire & Wireless India, Ltd.	90,698	106,237
	Wockhardt, Ltd.	47,988	396,956
	Wyeth, Ltd.	13,354	166,744
	Zee Entertainment Enterprises, Ltd.	189,430	1,125,129
*	Zee News, Ltd.	82,009	103,477
	Zensar Technologies, Ltd.	11,384	35,925
	Zuari Industries, Ltd.	19,017	145,744
TOTAL COMMON STOCKS			204,481,922

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	97,131	18,375

RIGHTS/WARRANTS — (0.0%)
*	Indian Hotels Co., Ltd. Rights 03/28/08 (CH3342167)	78,788	108,885
*	Indian Hotels Co., Ltd. Rights 03/28/08 (RB1FRT61)	39,394	—
TOTAL RIGHTS/WARRANTS			108,885

TOTAL — INDIA			204,609,182

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
	PT Apexindo Pratama Tbk	1,663,500	326,897
*	PT Asahimas Flat Glass Tbk	126,500	42,809
	PT Astra Agro Lestari Tbk	313,000	1,066,842
	PT Astra Graphia Tbk	879,000	49,221
	PT Astra International Tbk	2,023,000	6,070,023
*	PT Bakrie & Brothers Tbk	19,706,500	729,795
*	PT Bakrieland Development Tbk	15,358,500	1,097,140
	PT Bank Central Asia Tbk	10,980,000	4,240,483
	PT Bank Danamon Indonesia Tbk	2,252,000	1,854,280
	PT Bank Niaga Tbk	9,493,000	774,237

14

*	PT Bank Pan Indonesia Tbk	12,196,500	$851,008
	PT Berlian Laju Tanker Tbk	4,177,000	1,096,286
	PT Bhakti Investama Tbk	8,600,850	665,460
	PT Budi Acid Jaya Tbk	2,800,500	86,024
	PT Bumi Resources Tbk	11,259,500	9,289,862
	PT Charoen Pokphand Indonesia Tbk	1,258,832	133,367
*	PT Ciputra Surya Tbk	2,291,000	192,438
	PT Citra Marga Nusaphala Persada Tbk	2,369,000	424,059
*	PT Clipan Finance Indonesia Tbk	490,000	16,174
*	PT Davomas Adabi Tbk	4,583,000	145,831
*	PT Delta Dunia Petronda Tbk	2,117,500	253,689
*	PT Energi Mega Persada Tbk	6,472,000	947,607
	PT Enseval Putera Megatrading Tbk	1,940,500	132,906
	PT Global Mediacom Tbk	6,630,000	637,555
	PT Gudang Garam Tbk	895,000	771,864
*	PT Hanson International Tbk	13,121,500	117,337
*	PT Holcim Indonesia Tbk	6,524,000	968,634
	PT Indocement Tunggal Prakarsa Tbk	1,498,500	1,218,132
	PT Indofood Sukses Makmur Tbk	6,544,000	2,051,627
	PT Indosat Tbk	433,500	317,953
	PT Indosat Tbk ADR	38,570	1,432,875
	PT International Nickel Indonesia Tbk	2,240,000	2,281,100
*	PT Intiland Development Tbk	1,077,000	79,008
	PT Jaya Real Property Tbk	352,500	47,107
	PT Kalbe Farma Tbk	7,288,500	830,192
*	PT Kawasan Industry Jababeka Tbk	10,229,000	190,223
	PT Lippo Karawaci Tbk	10,148,750	809,738
	PT Matahari Putra Prima Tbk	3,583,400	236,840
	PT Mayorah Indah Tbk	680,500	110,657
	PT Medco Energi International Tbk	2,557,000	1,130,418
	PT Mitra Adiperkasa Tbk	1,232,500	88,086
*	PT Panin Insurance Tbk	3,559,000	102,626
*	PT Panin Life Tbk	16,175,000	286,556
	PT Petrosea Tbk	93,500	53,538
*	PT Polychem Indonesia Tbk	2,509,000	38,153
	PT Ramayana Lestari Sentosa Tbk	4,088,500	359,246
	PT Samudera Indonesia Tbk	117,000	65,556
	PT Semen Gresik Tbk	1,435,000	818,221
	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	1,267,423
*	PT Sumalindo Lestari Jaya Tbk	600,500	170,152
	PT Summarecon Agung Tbk	2,068,266	201,795
*	PT Suryainti Permata Tbk	999,500	200,799
	PT Telekomunikasi Indonesia Tbk	1,296,000	1,371,890
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	107,412	4,582,196
	PT Tempo Scan Pacific Tbk	3,505,000	242,740
	PT Timah Tbk	483,500	1,688,138
	PT Trias Sentosa Tbk	2,750,000	55,852
	PT Trimegah Sec Tbk	5,343,500	144,443
	PT Tunas Ridean Tbk	620,000	70,126
	PT Unilever Indonesia Tbk	976,500	720,659
	PT United Tractors Tbk	1,666,000	2,382,942
TOTAL COMMON STOCKS			58,628,835

15

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	1,246,350	$57,058
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	311,166	4,977
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	439,425	2,763
*	PT Summarecon Agung Tbk Rights 06/21/10	147,733	4,074
TOTAL RIGHTS/WARRANTS			68,872

TOTAL — INDONESIA			58,697,707

ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
*	Africa Israel Industries, Ltd.	5,070	372,724
	Africa-Israel Investments, Ltd.	9,138	583,194
	Alony Hetz Properties & Investments, Ltd.	53,586	173,473
*	Alvarion, Ltd.	51,152	380,237
*	Alvarion, Ltd. ADR	2,700	20,439
*	American Israeli Paper Mills, Ltd.	3,330	212,779
	Analyst IMS Investment Management Services, Ltd.	6,498	75,848
*	AudioCodes, Ltd.	21,307	87,875
*	AudioCodes, Ltd. ADR	8,275	35,003
	Azorim Investment Development & Construction Co., Ltd.	16,855	209,960
	Bank Hapoalim B.M.	664,362	2,838,635
	Bank Leumi Le-Israel	594,374	2,730,903
	Baran Group, Ltd.	10,025	190,791
	Bezeq Israeli Telecommunication Corp., Ltd.	1,181,784	2,171,764
	Blue Square Chain Investments and Properties, Ltd.	7,827	55,603
	Blue Square-Israel, Ltd.	32,009	326,381
	Clal Industries, Ltd.	81,002	400,698
	Clal Insurance Enterprise Holdings, Ltd.	30,194	659,603
	Dan Vehicle & Transportation DVT, Ltd.	15,780	130,013
	Danya Cebus, Ltd.	14,928	167,979
	Delek Automotive Systems, Ltd.	36,547	524,106
	Delek Drilling LP, Ltd.	454,022	251,365
*	Delta-Galil Industries, Ltd.	21,169	111,518
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	115,996
	Discount Investment Corp.	40,684	1,058,265
	Elbit Medical Imaging, Ltd.	8,168	352,002
	Elbit Systems, Ltd.	18,089	1,008,615
*	Electra (Israel), Ltd.	2,814	364,417
*	Elron Electronic Industries, Ltd.	31,503	295,755
*	First International Bank of Israel, Ltd.	70,278	172,356
	FMS Enterprises Migun, Ltd.	5,052	130,732
*	Formula Systems, Ltd.	8,685	107,950
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	50,100	408,119
*	Hamlet (Israel-Canada), Ltd.	11,772	118,092
*	Hot-Cable Systems Media, Ltd.	43,520	616,094
*	Housing & Construction Holding Co., Ltd.	172,519	303,731
	IBI Investment House, Ltd.	5,207	54,040
	IDB Development Corp., Ltd. Series A	30,471	925,864
	Industrial Building Corp., Ltd.	57,834	146,012
	Israel Chemicals, Ltd.	236,328	3,207,809
	Israel Petrochemical Enterprises, Ltd.	11,901	90,415
*	Israel Salt Industries, Ltd.	37,978	204,563
	Ituran Location & Control, Ltd.	9,288	99,573
*	Jerusalem Oil Exploration, Ltd.	12,019	187,649

16

*	Knafaim Arkia Holdings, Ltd.	5,307	$48,665
	Koor Industries, Ltd.	10,343	729,096
	Leader Holding & Investments, Ltd.	70,156	122,498
*	Magal Security Systems, Ltd.	9,733	64,306
*	Magic Software Enterprises, Ltd.	15,706	30,012
*	Makhteshim-Agan Industries, Ltd.	369,264	3,077,913
*	Metalink, Ltd.	4,078	11,511
	Migdal Insurance Holdings, Ltd.	361,233	542,672
	Mivtach Shamir Holdings, Ltd.	13,239	391,104
*	Naphtha Israel Petroleum Corp.	193,874	92,154
*	Neto M.E. Holdings, Ltd.	2,992	98,061
*	NICE Systems, Ltd.	8,520	273,071
*	NICE Systems, Ltd. Sponsored ADR	35,075	1,132,221
*	OCIF Investments and Development, Ltd.	1,386	32,819
*	Orckit Communications, Ltd.	12,357	98,379
	Ormat Industries, Ltd.	73,883	958,169
	Osem Investment, Ltd.	26,471	301,344
	Partner Communications Co., Ltd.	24,379	512,340
	Partner Communications Co., Ltd. ADR	11,213	237,267
*	Property and Building Corp., Ltd.	1,919	192,202
*	RADVision, Ltd.	11,172	86,370
*	Retalix, Ltd.	24,735	401,047
*	Scailex Corp., Ltd.	41,807	401,924
*	Strauss Group, Ltd.	19,577	274,307
	Super-Sol, Ltd. Series B	144,304	609,220
	Teva Pharmaceutical Industries, Ltd.	11,056	539,906
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	17,205,414
*	The Israel Land Development Co., Ltd.	13,079	97,221
*	Tower Semiconductor, Ltd.	99,533	97,688
	Union Bank of Israel, Ltd.	62,696	317,528
	United Mizrahi Bank, Ltd.	187,160	1,420,995
	Urdan Industries, Ltd.	105,816	130,270
*	VeriFone Holdings, Inc.	1	2

TOTAL — ISRAEL			53,206,636

MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
	Aeon Co. Berhad	73,200	216,678
	Affin Holdings Berhad	837,600	581,036
*	Airasia Berhad	770,000	372,688
	Alliance Financial Group Berhad	660,300	586,151
	Al-’Aqar KPJ REIT	10,395	3,123
*	AMBD Berhad	700,900	53,508
	AMMB Holdings Berhad	1,808,550	2,079,779
	Amway (Malaysia) Holdings Berhad	63,300	129,312
	Ancom Berhad	194,800	57,964
	Ann Joo Resources Berhad	364,650	358,828
	APM Automotive Holdings Berhad	79,800	54,634
	Asas Dunia Berhad	135,000	39,727
	Asia Pacific Land Berhad	531,500	57,185
	Asiatic Development Berhad	285,300	820,165
	Bandar Raya Developments Berhad	524,900	299,539
	Batu Kawan Berhad	281,750	993,096
	Berjaya Corp. Berhad	1,537,900	561,558

17

*	Berjaya Corp. Berhad ICULS	1,502,497	$317,479
	Berjaya Land Berhad	692,300	1,269,687
	Berjaya Sports Toto Berhad	458,000	731,969
	Bernas Padiberas Nasional Berhad	496,800	317,726
	Bimb Holdings Berhad	470,000	183,252
	Bolton Properties Berhad	252,900	72,328
	Boustead Holdings Berhad	566,300	869,663
	British American Tobacco Berhad	57,600	771,451
	Bumiputra-Commerce Asset Holdings Berhad	1,095,307	3,551,633
	Cahya Mata Sarawak Berhad	181,500	114,197
	Carlsberg Brewery Malaysia Berhad	165,000	206,745
	Cement Industries of Malaysia Berhad	137,000	232,165
	Chemical Co. of Malaysia Berhad	111,000	92,173
	Choo Bee Metal Industries Berhad	61,200	41,262
*	Damansara Realty Berhad	760,500	62,667
	Digi.Com Berhad	137,600	1,022,612
	Dijaya Corp. Berhad	54,000	21,677
	DNP Holdings Berhad	286,900	117,947
	DRB-Hicom Berhad	1,037,400	450,617
	Dreamgate Corp. Berhad	402,000	57,754
	Dutch Lady Milk Industries Berhad	24,800	97,726
	Eastern & Oriental Berhad (6468754)	333,733	236,447
	Eastern & Oriental Berhad (B19ZLW1)	72,949	57,090
	Eastern Pacific Industrial Corp. Berhad	116,400	71,695
	ECM Libra Financial Group Berhad	568,052	150,516
	Encorp Berhad	62,000	24,882
	EON Capital Berhad	413,100	645,752
	Esso Malaysia Berhad	152,600	100,473
	Faber Group Berhad	176,500	55,668
*	Fountain View Development Berhad	31,500	2,169
	Fraser & Neave Holdings Berhad	151,400	368,418
	Gamuda Berhad	1,377,600	1,674,933
	General Corp. Berhad	244,600	90,274
	Genting Berhad	1,654,400	3,499,635
	Globetronics Technology Berhad	778,100	55,375
	Glomac Berhad	160,000	58,421
	Gold IS Berhad	215,900	120,006
	Grand United Holdings Berhad	274,800	58,605
	Guiness Anchor Berhad	116,600	196,019
	GuocoLand (Malaysia) Berhad	486,500	309,098
	Hap Seng Consolidated Berhad	463,500	363,797
	Hock Seng Lee Berhad	240,000	70,456
	Hong Leong Bank Berhad	468,600	813,532
	Hong Leong Financial Group Berhad	309,500	448,137
	Hong Leong Industries Berhad	147,800	183,754
*	Hovid Berhad	395,000	34,217
	Hume Industries (Malaysia) Berhad	99,900	115,961
	Hunza Properties Berhad	97,600	72,383
	Hwang-DBS (Malaysia) Berhad	123,200	72,768
	IGB Corp. Berhad	1,031,500	610,970
	IJM Corp. Berhad	818,750	1,838,373
	IJM Plantations Berhad	517,900	671,484
*	Insas Berhad	358,500	65,038
	Integrated Logistics Berhad	176,700	47,737
	IOI Corp. Berhad	1,144,750	2,847,227

18

	IOI Properties Berhad	128,800	$510,835
*	Jaks Resources Berhad	327,000	105,982
	Jaya Tiasa Holdings Berhad	149,625	171,000
	JT International Berhad	10,000	11,796
	K & N Kenanga Holdings Berhad	343,400	88,044
*	Karambunai Corp. Berhad	2,658,900	85,584
	Keck Seng (Malaysia) Berhad	205,400	287,962
	KFC Holdings (Malaysia) Berhad	120,300	216,845
	Kian Joo Can Factory Berhad	370,080	142,488
	Kim Hin Industry Berhad	71,300	30,207
	Kim Loong Resources Berhad	74,800	84,705
	KLCC Property Holdings Berhad	640,000	630,371
	KNM Group Berhad	446,100	839,177
	Knusford Berhad	37,000	17,300
	KPJ Healthcare Berhad	148,500	147,670
	KSL Holdings Berhad	226,266	85,053
	Kuala Lumpur Kepong Berhad	275,850	1,581,932
*	Kub Malaysia Berhad	790,900	169,059
	Kuchai Development Berhad	140,800	42,142
	Kulim Malaysia Berhad	197,000	549,639
*	Kumpulan Europlus Berhad	295,800	47,216
*	Kumpulan Hartanah Selangor Berhad	460,700	93,319
*	Kurnia Asia Berhad	571,000	149,424
	Kurnia Setia Berhad	15,000	14,373
	Ladang Perbadanan-Fima Berhad	19,000	22,315
	Lafarge Malayan Cement Berhad	333,000	536,111
*	Land & General Berhad	1,077,500	112,054
	Landmarks Berhad	530,200	415,181
*	LBS Bina Group Berhad	400,000	56,598
	Leader Universal Holdings Berhad	482,800	138,597
	Leong Hup Holdings Berhad	306,100	108,439
	Lingkaran Trans Kota Holdings Berhad	312,600	371,180
*	Lion Corp Berhad	574,900	92,222
	Lion Diversified Holdings Berhad	338,000	165,573
	Lion Industries Corp. Berhad	488,500	298,046
	Loh and Loh Corp Berhad	10,000	14,585
	MAA Holdings Berhad	269,800	106,788
	Magnum Corp. Berhad	1,020,700	1,058,964
	Malayan Banking Berhad	1,984,125	5,600,732
	Malaysia Building Society Berhad	303,800	102,792
*	Malaysian Airlines System Berhad	320,133	409,067
	Malaysian Bulk Carriers Berhad	486,625	618,816
	Malaysian Pacific Industries Berhad	95,900	265,200
*	Malaysian Resources Corp. Berhad	1,208,800	745,271
	Manulife Insurance (M) Berhad	80,100	72,911
*	Matrix International Berhad	79,900	12,142
	MBM Resources Berhad	188,100	176,472
*	Measat Global Berhad	266,000	130,048
	Media Prima Berhad	628,200	471,778
	Mega First Corp. Berhad	145,000	56,175
	Melewar Industrial Group Berhad	140,133	48,595
*	MEMS Technology Berhad	397,000	17,741
	Metro Kajang Holdings Berhad	31,300	12,990
	MISC Berhad	826,100	2,260,783
	MK Land Holdings Berhad	883,100	164,419

19

	MMC Corp. Berhad	792,800	$930,373
	MNRB Holdings Berhad	146,300	220,747
	MTD ACPI Engineering Berhad	166,600	79,929
	MTD Infraperdana Berhad	1,069,100	252,555
	Muhibbah Engineering Berhad	225,000	212,195
*	Mulpha International Berhad	1,197,800	381,493
	Naim Cendera Berhad	105,600	118,259
*	Naluri Berhad	262,900	59,835
	NCB Holdings Berhad	89,000	84,268
	Nestle (Malaysia) Berhad	42,900	352,367
	New Straits Times Press (Malaysia) Berhad	139,200	77,508
	Notion VTEC Berhad	464,000	59,979
	NTPM Holdings Berhad	238,500	34,118
	Nylex (Malaysia) Berhad	108,400	44,979
	Oriental Holdings Berhad	346,400	621,798
	OSK Holdings Berhad	480,866	288,886
	OSK Ventures Interantional Berhad	11,000	4,851
	P.I.E. Industrial Berhad	54,600	86,389
	Pacificmas Berhad	134,600	178,479
*	Pan Malaysia Cement Works Berhad	639,000	38,483
	Panasonic Manufacturing Malaysia Berhad	42,000	142,609
	Paramount Corp. Berhad	51,000	36,069
*	Parkson Holdings Berhad	461,150	1,111,548
	PBA Holdings Berhad	172,500	64,516
	Pelikan International Corp. Berhad	126,440	156,067
	Petronas Dagangan Berhad	384,400	1,003,529
	Petronas Gas Berhad	289,300	907,701
	PJ Development Holdings Berhad	440,000	92,252
	Plus Expressways Berhad	673,200	652,373
*	Pos Malaysia & Services Holdings Berhad	567,400	355,687
	PPB Group Berhad	600,500	2,008,960
	Protasco Berhad	260,000	72,606
*	Proton Holdings Berhad	412,200	522,614
	Puncak Niaga Holdings Berhad	224,960	306,724
	QL Resources Berhad	194,400	227,671
*	Ramunia Holdings Berhad	207,696	102,330
	Ranhill Berhad	380,700	201,902
	Ranhill Utilities Berhad	190,300	163,219
*	RB Land Holdings Berhad	371,300	264,317
	Resorts World Berhad	1,246,000	1,441,102
	RHB Capital Berhad	230,900	354,214
*	Salcon Berhad	220,600	61,612
	Sarawak Energy Berhad	773,400	504,395
	Sarawak Oil Palms Berhad	48,100	88,283
	Scientex, Inc. Berhad	120,564	43,117
	Scomi Group Berhad	939,400	308,273
	Selangor Dredging Berhad	366,400	89,864
	Shangri-La Hotels (Malaysia) Berhad	297,200	227,270
	Shell Refining Co. Federation of Malaysia Berhad	219,700	758,743
	SHL Consolidated Berhad	202,800	102,403
*	Sime Darby Berhad	1,451,840	5,271,983
	SP Setia Berhad	712,500	1,095,708
	Star Publications (Malaysia) Berhad	645,200	704,304
	Subur Tiasa Holdings Berhad	113,200	122,232
	Sunrise Berhad	260,728	189,779

20

	Sunway City Berhad	279,500	$256,705
*	Sunway Holdings Berhad	669,400	293,555
	Supermax Corp. Berhad	307,500	166,028
	Suria Capital Holdings Berhad	198,450	165,050
	Symphony House Berhad	101,160	9,357
	Ta Ann Holdings Berhad	90,320	182,153
	TA Enterprise Berhad	1,279,400	441,236
*	Talam Corp. Berhad	700,900	47,026
	Tan Chong Motor Holdings Berhad	576,900	336,143
	TDM Berhad	188,700	121,258
*	Tebrau Teguh Berhad	526,100	146,620
	Telekom Malaysia Berhad	497,900	1,757,747
	Tenaga Nasional Berhad	631,025	1,770,527
	TH Group Berhad	450,400	107,863
	Thong Guan Industries Berhad	61,800	15,786
*	Time Dotcom Berhad	1,887,800	321,959
*	Time Engineering Berhad	592,700	79,610
	Top Glove Corp. Berhad	117,440	184,251
	Tradewinds (Malaysia) Berhad	147,600	178,471
	Tradewinds Plantation Berhad	425,100	516,885
*	Transmile Group Berhad	76,800	43,614
	TRC Synergy Berhad	133,400	83,157
	UAC Berhad	22,764	30,212
	Uchi Technologies Berhad	171,300	110,816
*	UEM Builders Berhad	559,500	213,087
	UEM World Berhad	445,300	477,856
	UMW Holdings Berhad	506,800	1,102,635
	Unico-Desa Plantations Berhad	924,193	306,134
	Unisem (M) Berhad	464,600	213,292
	United Malacca Rubber Estates Berhad	103,100	255,684
	United Plantations Berhad	97,400	431,803
*	United U-Li Corp. Berhad	155,100	18,457
*	Utama Banking Group Berhad	178,160	131,060
	Utusan Melayu (Malaysia) Berhad	50,400	16,990
	VADS Berhad	35,200	61,866
	VS Industry Berhad	131,145	124,988
	Wah Seong Corp. Berhad	230,625	157,274
	WTK Holdings Berhad	397,750	283,174
	YTL Corp. Berhad	753,200	1,797,643
	YTL e-Solutions Berhad	713,500	106,673
	YTL Power International Berhad	1,321,126	1,040,449
	Yu Neh Huat Berhad	365,300	287,204
	Zelan Berhad	193,400	199,239
TOTAL COMMON STOCKS			93,138,723

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	196,605	54,159
*	Matrix International Berhad Rights 03/06/08	19,975	94
*	Salcon Berhad Warrants 05/17/14	55,150	10,013
*	Sarawak Oil Palms Berhad Rights 2010	14,430	16,036
*	Wah Seong Corp. Berhad Rights 03/06/08	30,750	1,588
TOTAL RIGHTS/WARRANTS			81,890

TOTAL — MALAYSIA			93,220,613

21

MEXICO — (7.4%)
COMMON STOCKS — (7.4%)
#	Alfa S.A.B. de C.V. Series A	548,000	$3,428,198
	America Movil S.A.B. de C.V. Series L	1,259,212	3,807,029
	America Movil S.A.B. de C.V. Series L ADR	347,075	20,984,155
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	473,300	2,071,295
	Cementos de Mexico S.A.B de C.V. Series B	158,876	436,130
	Cemex S.A.B. de C.V. Sponsored ADR	625,668	17,237,153
#	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	210,159
#	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	48,160	2,525,510
	Consorcio ARA S.A.B. de C.V.	1,169,900	1,216,871
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	773,700	1,986,625
*	Corporacion GEO S.A.B. de C.V. Series B	481,400	1,537,244
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	521,686
	Corporacion Moctezuma S.A.B. de C.V.	38,300	89,438
*	Desc S.A. de C.V. Series B	191,500	177,017
*	Dine S.A.B. de C.V.	7,300	7,123
	Embotelladora Arca S.A.B. de C.V., Mexico	854,829	3,352,271
* #	Empresas ICA S.A.B. de C.V.	294,550	1,772,801
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	84,500	2,014,480
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	257,240	10,289,600
*	GMD Resorts S.A.B. de C.V.	13,000	15,925
	Gruma S.A.B. de C.V. ADR	85,990	997,484
#	Gruma S.A.B. de C.V. Series B	133,600	385,082
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	97,800	4,495,866
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	452,600	2,342,025
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	893,024
#	Grupo Carso S.A.B. de C.V. Series A-1	878,900	3,856,984
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	212,254	1,196,827
#	Grupo Continental S.A.B. de C.V.	355,200	878,880
#	Grupo Elektra S.A. de C.V.	174,391	4,070,752
#	Grupo Financiero Banorte S.A.B. de C.V.	2,073,680	8,616,131
	Grupo Financiero Inbursa S.A. de C.V. Series O	1,467,387	3,795,203
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	481,200	2,605,938
#	Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	40,857
	Grupo Industrial Saltillo S.A.B. de C.V.	58,600	96,846
* #	Grupo Iusacell S.A.B. de C.V.	12,583	143,348
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	32,166
	Grupo Mexico S.A.B. de C.V. Series B	994,848	6,920,278
#	Grupo Modelo S.A.B. de C.V. Series C	666,100	3,046,894
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	192,600	851,324
	Grupo Televisa S.A. de C.V. Sponsored ADR	198,320	4,363,040
*	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	77,887	100,431
	Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	73,250
*	Industrias CH S.A.B. de C.V. Series B	499,100	1,931,624
#	Industrias Penoles S.A.B. de C.V.	110,300	2,574,697
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	409,900	1,692,799
#	Organizacion Soriana S.A.B. de C.V. Series B	1,762,400	4,671,759
#	Telefonos de Mexico S.A.B. de C.V.	105,800	176,136
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	225,025	7,470,830
#	TV Azteca S.A. de C.V. Series A	1,286,800	723,299

22

	Verzatec S.A.B. de C.V.	35,000	$27,418
#	Vitro S.A.B. de C.V.	177,764	307,062
	Vitro S.A.B. de C.V. Sponsored ADR	145,796	749,391
#	Wal-Mart de Mexico SAB de C.V. Series V	1,480,149	5,395,426

TOTAL — MEXICO			149,203,781

PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
	A. Soriano Corp.	818,000	62,204
	Aboitiz Equity Ventures, Inc.	2,807,000	478,276
	Ayala Corp. Series A	154,428	1,626,519
	Ayala Land, Inc.	4,348,320	1,235,704
*	Banco de Oro-EPCI, Inc.	452,760	584,240
	Bank of the Philippine Islands	1,349,216	1,821,104
*	Belle Corp.	4,248,000	97,123
*	Benpres Holdings Corp.	4,725,000	328,894
	China Banking Corp.	4,287	66,364
*	Digital Telecommunications Phils., Inc.	4,100,000	157,332
	DMCI Holdings, Inc.	753,000	146,448
*	EEI Corp.	1,122,000	94,834
*	Empire East Land Holdings, Inc.	4,900,000	76,141
	Filinvest Development Corp.	863,000	79,072
*	Filinvest Land, Inc.	13,929,687	356,029
	First Philippines Holdings Corp.	375,300	424,427
	International Container Terminal Services, Inc.	953,800	776,475
	Jollibee Food Corp.	554,915	664,176
*	Lepanto Consolidated Mining Co. Series B	7,650,000	66,792
	Megaworld Properties & Holdings, Inc.	16,684,600	992,883
	Metro Bank & Trust Co.	619,100	635,764
*	Metro Pacific Corp. Series A	225,000	11,566
*	Paxys, Inc.	399,000	42,099
	Petron Corp.	4,660,000	697,841
	Philex Mining Corp.	474,000	106,933
	Philippine Long Distance Telephone Co.	9,640	680,183
	Philippine Long Distance Telephone Co. Sponsored ADR	38,500	2,731,575
*	Philippine National Bank	49,000	37,558
*	Pilipino Telephone Corp.	2,404,000	409,031
	Rizal Commercial Banking Corp.	304,919	141,981
	Robinson’s Land Corp. Series B	2,165,100	605,055
	Security Bank Corp.	162,600	253,267
	Semirara Mining Corp.	180,600	252,499
	Shang Properties, Inc.	174,286	8,820
	SM Development Corp.	889,200	55,988
	SM Prime Holdings, Inc.	2,511,726	566,560
	Union Bank of the Philippines	48,600	43,431
	Universal Robina Corp.	1,933,200	672,552

TOTAL — PHILIPPINES			18,087,740

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
	Agora SA	79,112	1,482,021
*	Alchemia SA	58,165	271,129
*	Amica Wronki SA	6,831	50,393

23

	Apator SA	24,049	$176,394
	Asseco Poland SA	54,226	1,618,266
	Bank Millennium SA	452,662	1,443,883
	Bank Pekao SA	97,129	7,286,086
	Bank Przemyslowo Handlowy BPH SA	11,460	420,849
	Bank Zackodni WBK SA	19,892	1,470,472
*	Bioton SA	1,023,598	452,177
*	Boryszew SA	35,796	129,216
*	Budimex SA	16,560	623,316
*	Cersanit SA	50,968	576,243
	Debica SA	8,094	358,712
	Decora SA	5,510	68,578
*	Echo Investment SA	456,060	1,301,338
	Elektrobudowa SA	2,716	230,873
*	Elstar Oils SA	17,448	62,157
	Eurocash SA	72,654	380,386
	Fabryki Mebli Forte SA	20,079	58,381
*	Farmacol SA	18,311	265,972
*	Getin Holdings SA	483,688	2,383,411
	Grupa Kety SA	16,502	840,325
	Grupa Lotos SA	86,088	1,246,199
	Impexmetal SA	174,925	434,610
*	Koelner SA	8,603	95,026
	Kredyt Bank SA	88,369	788,046
*	Kroscienskie Huty Szkla Krosno SA	13,892	18,098
*	Lentex SA	10,470	111,900
*	LPP SA	664	637,260
*	MNI SA	43,384	68,025
	Mondi Packaging Paper Swiecie SA	16,299	352,218
*	Mostostal Export SA	77,841	148,780
	Mostostal Plock SA	1,500	59,420
	Mostostal Siedlce SA	307,725	1,036,736
*	Mostostal Warszawa SA	7,354	205,110
*	Mostostal Zabrze Holding SA	134,151	501,305
*	Netia Holdings SA	343,589	586,752
	NG2 SA	19,820	345,944
*	Opoczno SA	12,360	211,724
	Orbis SA	51,290	1,258,704
*	PBG SA	5,784	788,176
*	Pekaes SA	19,118	90,445
	Pfleiderer Grajewo SA	55,729	813,893
	Polska Grupa Farmaceutyczna SA	12,886	425,954
*	Polski Koncern Miesny Duda SA	86,701	193,334
*	Polski Koncern Naftowy Orlen SA	443,752	7,527,719
	Prokom Software SA	19,044	1,010,324
*	Raciborska Fabryka Kotlow SA	61,088	211,434
	Sniezka SA	9,541	180,632
*	Stalexport SA	127,402	155,609
	Ster-Projekt SA	63,414	183,360
	Sygnity SA	10,276	160,070
*	Synthos SA	1,191,461	591,575
	Telekomunikacja Polska SA	474,790	4,423,042
	TVN SA	101,916	980,789
*	Vistula SA	81,530	356,531
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	934,015

24

	Zaklady Tluszcowe Kruszwica SA	5,218	$104,437
	Zelmer SA	9,605	240,957
TOTAL COMMON STOCKS			49,428,731

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights	13,892	7,683
*	Optimus SA Rights	21,190	15,048
TOTAL RIGHTS/WARRANTS			22,731

TOTAL — POLAND			49,451,462

SOUTH AFRICA — (9.2%)
COMMON STOCKS — (9.2%)
	ABSA Group, Ltd.	342,464	4,847,474
	Adcorp Holdings, Ltd.	47,253	213,135
	Advtech, Ltd.	411,295	236,619
	Aeci, Ltd.	177,729	1,562,637
	Afgri, Ltd.	958,714	833,306
*	Aflease Gold, Ltd.	169,085	51,350
#	African Bank Investments, Ltd.	555,789	2,189,523
	African Oxygen, Ltd.	223,616	827,207
	African Rainbow Minerals, Ltd.	161,338	4,164,290
*	AG Industries, Ltd.	268,356	66,601
	Allied Electronics Corp., Ltd.	98,160	460,961
	Allied Technologies, Ltd.	60,152	389,392
	Amalgamated Appliance Holdings, Ltd.	153,579	33,148
	Anglo American Platinum Corp., Ltd.	22,019	3,451,496
	AngloGold Ashanti, Ltd.	5,614	200,574
	AngloGold Ashanti, Ltd. Sponsored ADR	99,147	3,581,190
	ArcelorMittal South Africa, Ltd.	227,088	5,385,300
	Argent Industrial, Ltd.	121,139	277,784
	Aspen Pharmacare Holdings, Ltd.	160,804	634,384
	AST Group, Ltd.	345,273	45,369
	Astral Foods, Ltd.	49,620	732,860
	Aveng, Ltd.	291,804	2,293,708
	AVI, Ltd.	509,598	1,138,854
	Avusa, Ltd.	127,671	723,925
	Barloworld, Ltd.	267,450	3,220,448
	Bell Equipment, Ltd.	64,276	409,040
	Bidvest Group, Ltd.	216,133	3,187,185
	Capitec Bank Holdings, Ltd.	29,727	147,141
	Cashbuild, Ltd.	22,577	137,956
	Caxton & CTP Publishers & Printers, Ltd.	305,913	503,206
	Ceramic Industries, Ltd.	9,393	111,028
	City Lodge Hotels, Ltd.	48,663	467,247
	Data Tec, Ltd.	233,964	951,750
	Datacentrix Holdings, Ltd.	81,947	42,008
*	Delta Electrical Industries, Ltd.	28,740	40,326
	Dimension Data Holdings P.L.C.	1,356,656	1,368,511
	Discovery Holdings, Ltd.	439,310	1,523,324
	Distell Group, Ltd.	102,829	704,489
	Distribution & Warehousing Network, Ltd.	126,669	277,573
	Dorbyl, Ltd.	16,666	16,499
*	Durban Roodeport Deep, Ltd.	325,503	405,298

25

*	Enaleni Pharmaceuticals, Ltd.	355,345	$134,261
	Enviroserv Holdings, Ltd.	115,184	193,212
	Exxaro Resources, Ltd.	222,345	2,872,597
	Famous Brands, Ltd.	61,096	126,694
	FirstRand, Ltd.	2,205,009	5,218,378
	Foschini, Ltd.	166,162	877,367
*	Freeworld Coatings, Ltd.	267,450	334,325
	Gold Fields, Ltd.	64,532	901,383
	Gold Fields, Ltd. Sponsored ADR	534,777	7,588,486
#	Gold Reef Resorts, Ltd.	127,868	438,895
	Grindrod, Ltd.	366,245	1,123,596
	Group Five, Ltd.	86,337	595,520
*	Harmony Gold Mining Co., Ltd.	160,475	1,949,416
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	175,200	2,126,928
	Highveld Steel & Vanadilum Corp., Ltd.	22,100	418,864
	Hudaco Industries, Ltd.	19,920	186,165
	Hulamin, Ltd.	70,039	200,881
	Iliad Africa, Ltd.	160,127	244,512
	Illovo Sugar, Ltd.	285,230	1,095,241
	Impala Platinum Holdings, Ltd.	194,437	8,045,950
	Imperial Holdings, Ltd.	143,595	1,452,615
	Investec, Ltd.	179,582	1,362,368
	JD Group, Ltd.	130,976	706,041
*	Johnnic Holdings, Ltd.	79,972	138,617
	Kap International Holdings, Ltd.	308,543	81,764
	Kumba Iron Ore, Ltd.	32,290	1,372,360
	Lewis Group, Ltd.	96,141	548,591
	Liberty Group, Ltd.	146,162	1,416,988
	Massmart Holdings, Ltd.	177,208	1,621,106
	Medi-Clinic Corp., Ltd.	208,924	584,006
*	Merafe Resources, Ltd.	1,506,731	462,323
	Metair Investments, Ltd.	257,122	369,953
*	Metorex, Ltd.	306,447	710,363
	Metropolitan Holdings, Ltd.	866,708	1,576,193
	Mr. Price Group, Ltd.	198,084	498,318
	MTN Group, Ltd.	610,630	9,562,033
	Murray & Roberts Holdings, Ltd.	211,386	2,644,445
	Mustek, Ltd.	68,947	41,019
	Mvelaphanda Group, Ltd.	303,651	326,676
	Nampak, Ltd.	640,352	1,499,237
	Naspers, Ltd. Series N	305,893	5,789,516
	Nedbank Group, Ltd.	257,378	3,796,253
	Network Healthcare Holdings, Ltd.	571,146	696,887
	New Clicks Holdings, Ltd.	426,400	807,454
#	Northam Platinum, Ltd.	158,318	1,488,373
	Nu-World Holdings, Ltd.	23,372	51,070
	Oceana Group, Ltd.	69,758	151,563
	Omnia Holdings, Ltd.	59,656	570,809
*	Palabora Mining Co., Ltd.	42,294	623,112
	Peregrine Holdings, Ltd.	201,179	405,235
	Pick’n Pay Stores, Ltd.	88,552	350,323
	Pretoria Portland Cement Co., Ltd.	494,165	2,683,207
*	Product Co.	17,507	—
	PSG Group, Ltd.	268,948	710,536
	Reunert, Ltd.	121,719	887,316

26

	Sanlam, Ltd.	2,779,807	$6,606,146
	Sappi, Ltd.	100,545	1,242,767
	Sappi, Ltd. Sponsored ADR	144,300	1,774,890
	Sasol, Ltd.	1,232	63,007
	Sasol, Ltd. Sponsored ADR	348,100	17,826,201
*	SecureData Holdings, Ltd.	201,602	43,609
	Sentula Mining, Ltd.	197,644	574,193
	Shoprite Holdings, Ltd.	444,181	2,291,478
	Spur Corp., Ltd.	140,181	149,562
	Standard Bank Group, Ltd.	831,943	10,382,954
	Steinhoff International Holdings, Ltd.	782,496	1,797,192
	Sun International, Ltd.	63,304	1,052,785
	Super Group, Ltd.	513,680	554,572
	Telkom South Africa, Ltd.	214,907	3,832,131
	Telkom South Africa, Ltd. Sponsored ADR	21,600	1,545,264
	The Spar Group, Ltd.	136,207	861,765
	Tiger Automotive, Ltd.	35,605	79,024
	Tiger Brands, Ltd.	123,728	2,202,272
*	Tiger Wheels, Ltd.	43,837	—
	Tongaat-Hulett	94,542	1,017,181
	Tourism Investment Corp., Ltd.	395,790	100,866
	Trans Hex Group, Ltd.	72,691	86,200
	Trencor, Ltd.	172,817	605,845
	Truworths International, Ltd.	327,342	1,102,993
	UCS Group, Ltd.	175,071	78,182
*	Value Group, Ltd.	95,008	21,880
	Wilson Bayly Holme-Ovcon, Ltd.	42,845	762,117
	Woolworths Holdings, Ltd.	606,141	958,715

TOTAL — SOUTH AFRICA			186,127,248

SOUTH KOREA — (9.5%)
COMMON STOCKS — (9.5%)
#	Aekyung Petrochemical Co., Ltd.	1,700	56,399
#	Amorepacific Corp.	409	254,616
*	Asia Cement Manufacturing Co., Ltd.	1,740	113,036
*	Asia Paper Manufacturing Co., Ltd.	3,740	42,881
	Bing Grae Co., Ltd.	3,990	143,816
#	BNG Steel Co., Ltd	5,660	80,574
	Bohae Brewery Co., Ltd.	1,190	28,727
	Boo Kook Securities Co., Ltd.	4,620	144,909
#	Boryung Pharmaceutical Co., Ltd.	678	34,675
#	Bu Kwang Pharmaceutical Co., Ltd.	5,103	198,467
	BYC Co., Ltd.	190	43,592
*	Byuck San Corp.	2,700	35,607
* #	Byuck San Engineering and Construction Co., Ltd.	10,240	71,286
* #	C&Woobang Construction Co., Ltd.	9,990	52,483
	Cambridge Members Co., Ltd.	2,300	44,132
* #	Capro Corp.	7,870	103,779
* #	Celrun Co., Ltd.	7,190	38,568
	Cheil Communications, Inc.	1,300	362,562
#	Cheil Industrial, Inc.	27,910	1,251,920
	Cho Kwang Leather Co., Ltd.	6,000	50,817
*	Choil Aluminum Manufacturing Co., Ltd.	3,320	31,381
#	Chong Kun Dang Pharmaceutical Corp.	3,896	76,985

27

*	Choongwae Holdings Co., Ltd.	1,206	$13,139
	Choongwae Pharmaceutical Corp.	1,089	44,117
	Chosun Refractories Co., Ltd.	1,530	156,607
#	Chungho Comnet Co., Ltd.	2,520	54,920
#	CJ CGV Co., Ltd.	6,000	95,815
*	CJ Cheiljedang Corp.	3,243	927,262
* #	CJ Corp.	7,431	556,510
#	Crown Confectionery Co., Ltd.	470	50,489
#	Dae Chang Industrial Co., Ltd.	3,710	30,989
	Dae Dong Industrial Co., Ltd.	2,250	47,354
#	Dae Hyun Co., Ltd.	27,280	24,374
#	Dae Sang Corp.	11,527	129,562
	Dae Won Kang Up Co., Ltd.	2,560	49,623
*	Dae Young Packaging Co., Ltd.	110,676	49,616
#	Daeduck Electronics Co., Ltd.	19,510	97,878
#	Daeduck Industries Co., Ltd.	6,900	54,164
	Daegu Bank Co., Ltd.	76,550	1,047,068
#	Daehan City Gas Co., Ltd.	2,420	88,052
#	Daehan Fire & Marine Insurance Co., Ltd.	19,730	320,023
*	Daehan Flour Mills Co., Ltd.	520	102,840
*	Daehan Pulp Co., Ltd.	8,160	45,777
	Daehan Synthetic Fiber Co., Ltd.	520	76,418
#	Daekyo Co., Ltd.	3,430	282,366
* #	Daekyung Machinery & Engineering Co., Ltd.	1,110	52,144
	Daelim Industrial Co., Ltd.	14,600	2,271,873
	Daelim Trading Co., Ltd.	3,405	17,940
* #	Daerim Corp.	1,660	35,867
	Daesang Farmsco Co., Ltd.	15,810	27,979
#	Daesung Industrial Co., Ltd.	1,500	230,898
	Daewon Pharmaceutical Co., Ltd.	10,340	52,343
* #	Daewoo Electronic Components Co., Ltd.	7,419	33,150
	Daewoo Engineering & Construction Co., Ltd.	40,425	865,306
#	Daewoo International Corp.	10,880	410,737
#	Daewoo Motor Sales Corp.	11,690	398,838
#	Daewoo Securities Co., Ltd.	36,650	898,210
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	23,490	925,699
	Daewoong Co., Ltd.	1,280	56,748
#	Daewoong Pharmaceutical Co., Ltd.	2,080	219,811
	Dahaam E-Tec Co., Ltd.	1,420	47,718
#	Daishin Securities Co., Ltd.	25,850	671,455
*	Daiyang Metal Co., Ltd.	6,090	43,120
	Daou Technology, Inc.	12,880	126,135
	DC Chemical Co., Ltd.	5,950	2,129,249
	DI Corp.	13,030	30,216
	Digital Power Communications Co., Ltd.	30,360	56,135
*	DigitAll World Co., Ltd.	9,920	24,704
	Dong Ah Tire Industrial Co., Ltd.	5,410	50,041
	Dong Bu Insurance Co., Ltd.	11,170	442,255
#	Dong Wha Pharmaceutical Industries Co., Ltd.	1,310	69,947
#	Dong-A Pharmaceutical Co., Ltd.	2,999	343,249
	Dongbang Agro Co., Ltd.	8,450	59,529
	Dongbang Transport Logistics Co., Ltd.	1,680	50,274
#	Dongbu Corp.	8,620	175,072
* #	Dongbu HiTek Co., Ltd.	8,398	78,494
#	Dongbu Securities Co., Ltd.	11,721	121,005

28

* #	Dongbu Steel Co., Ltd.	9,340	$113,624
	Dong-Il Corp.	514	41,506
	Dongil Paper Manufacturing Co., Ltd.	2,620	33,819
#	Dongkuk Steel Mill Co., Ltd.	22,400	1,001,996
	Dongsu Industrial Co., Ltd.	3,910	74,412
	Dongwon F&B Co., Ltd.	1,340	74,298
	Dongwon Industries Co., Ltd.	1,200	125,246
#	Dongwon Systems Corp.	31,990	78,344
*	Dongyang Engineering & Construction Corp.	1,070	48,916
#	Dongyang Mechatronics Corp.	18,579	136,694
#	Doosan Construction & Engineering Co., Ltd.	20,200	293,051
* #	Doosan Corp.	3,400	651,492
#	Doosan Heavy Industries & Construction Co., Ltd.	15,890	2,295,175
#	Doosan Infracore Co., Ltd.	14,450	449,742
	DPI Co., Ltd.	2,311	20,633
	Ducsung Co., Ltd.	5,510	16,370
*	DuzonBIzon Co., Ltd.	17,060	25,888
#	E1 Corp.	2,550	331,215
*	Eagon Industrial Co., Ltd.	2,210	45,205
*	En Paper Manufacturing Co., Ltd.	6,220	16,973
	e-Starco Co., Ltd.	25,580	23,190
	F&F Co., Ltd.	6,240	27,761
* #	First Fire & Marine Insurance Co., Ltd.	15,260	127,174
* #	Firstech Co., Ltd.	7,616	21,515
#	FNC Kolon Corp.	2,500	49,829
* #	Foosung Co., Ltd.	11,953	52,124
	Fursys, Inc.	5,170	125,524
#	Gaon Cable Co., Ltd.	1,270	53,164
* #	GIIR, Inc.	6,130	55,397
	Global & Yuasa Battery Co., Ltd.	5,630	49,055
	Green Cross Corp. (6497134)	1,010	99,475
#	Green Cross Corp. (6771708)	2,001	169,417
* #	Green Fire Marine Insurance Co., Ltd.	3,560	46,236
	GS Engineering & Construction Corp.	11,230	1,717,985
	GS Holdings Corp.	34,000	1,648,376
#	Gwangju Shinsegae Co., Ltd.	520	76,257
#	Hae In Co., Ltd.	11,740	70,056
*	Halla Climate Control Corp.	36,660	305,559
#	Halla Engineering & Construction Corp.	4,270	157,871
* #	Han All Pharmaceutical Co., Ltd.	15,710	47,266
#	Han Kuk Carbon Co., Ltd.	6,400	43,242
#	Han Yang Securities Co., Ltd.	4,430	89,016
	Hana Financial Group, Inc.	53,584	2,377,682
	Handok Pharmaceuticals Co., Ltd.	2,270	43,520
#	Handsome Corp.	7,694	88,477
*	Handsome P&D Corp.	2,045	28,943
#	Hanil Cement Manufacturing Co., Ltd.	2,160	209,108
*	Hanil Construction Co., Ltd.	3,556	53,082
	Hanil E-Wha Co., Ltd.	14,390	33,270
	Hanjin Heavy Industries and Construction Co., Ltd.	14,614	895,298
* #	Hanjin Heavy Industry Co., Ltd.	5,405	191,374
#	Hanjin Shipping Co., Ltd.	31,030	1,174,526
#	Hanjin Transportation Co., Ltd.	4,350	174,914
	Hankook Cosmetics Co., Ltd.	16,530	61,744
	Hankook Shell Oil Co., Ltd.	470	44,572

29

	Hankook Tire Manufacturing Co., Ltd.	51,570	$784,987
	Hankuk Electric Glass Co., Ltd.	1,890	58,461
*	Hankuk Glass Industries, Inc.	3,640	121,975
#	Hankuk Paper Manufacturing Co., Ltd.	1,760	67,250
#	Hanmi Pharm Co., Ltd.	2,000	351,349
	Hansae Co., Ltd.	16,030	67,715
#	Hanshin Construction Co., Ltd.	2,840	89,685
*	Hansol Chemical Co., Ltd.	5,000	43,377
#	Hansol CSN Co., Ltd.	27,060	53,840
#	Hansol LCD, Inc.	1,270	40,776
* #	Hansol Paper Co., Ltd.	14,580	171,519
#	Hanssem Co., Ltd.	12,590	99,860
*	Hanwha Chemical Corp.	36,340	666,237
	Hanwha Corp.	15,910	967,732
* #	Hanwha Non-Life Insurance Co., Ltd.	8,486	170,312
#	Hanwha Securities Co., Ltd.	14,580	189,913
*	Hanwha Timeworld Co., Ltd.	2,210	32,570
* #	Heavy Industries	8,840	44,314
	Heung-A Shipping Co., Ltd.	18,040	53,143
	Hite Brewery Co., Ltd.	5,483	681,423
*	Honam Petrochemical Corp.	7,949	773,066
#	Hotel Shilla Co., Ltd.	18,780	559,420
*	HS R&A Co., Ltd.	2,540	26,074
#	Huchems Fine Chemical Corp.	5,680	140,329
*	Huneed Technologies	3,778	31,859
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	7,930	73,488
	Husteel Co., Ltd.	2,840	46,706
	Hwa Sung Industrial Co., Ltd.	4,820	70,150
	Hwacheon Machine Tool Co., Ltd.	1,740	88,102
* #	Hwashin Co., Ltd.	12,790	34,732
* #	Hynix Semiconductor, Inc.	82,750	2,127,946
#	Hyosung T & C Co., Ltd.	14,920	980,391
* #	Hyundai Auton Co., Ltd.	39,920	229,505
* #	Hyundai Cement Co., Ltd.	2,340	88,449
* #	Hyundai Corp.	4,310	85,247
	Hyundai Department Store Co., Ltd.	6,680	628,194
#	Hyundai Department Store H & S Co., Ltd.	1,490	120,453
#	Hyundai Development Co.	20,160	1,437,643
#	Hyundai DSF Co., Ltd.	5,140	66,604
#	Hyundai Elevator Co., Ltd.	2,520	265,483
#	Hyundai Engineering & Construction Co., Ltd.	9,180	825,642
	Hyundai Heavy Industries Co., Ltd.	8,150	3,227,565
#	Hyundai Hysco	24,990	237,288
	Hyundai Marine & Fire Insurance Co., Ltd.	28,430	635,860
* #	Hyundai Merchant Marine Co., Ltd.	26,331	1,102,735
#	Hyundai Mipo Dockyard Co., Ltd.	3,190	897,626
#	Hyundai Mobis	30,500	2,341,149
#	Hyundai Motor Co., Ltd.	44,810	3,141,949
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,230	58,216
#	Hyundai Securities Co., Ltd.	74,863	1,308,652
	Hyundai Steel Co.	27,650	2,139,239
*	IB Sports, Inc.	5,200	30,587
* #	IHQ, Inc.	8,010	26,123
	Il Dong Pharmaceutical Co., Ltd.	2,054	91,834
	Il Yang Pharmaceutical Co., Ltd.	2,070	116,861

30

*	Iljin Diamond Co., Ltd.	2,000	$27,825
* #	Iljin Electric Co., Ltd.	16,140	121,486
	Ilsung Pharmaceutical Co., Ltd.	800	99,423
#	InziControls Co., Ltd.	4,010	19,960
*	ISU Chemical Co., Ltd.	3,470	42,365
#	IsuPetasys Co., Ltd.	14,910	23,683
#	Jahwa Electronics Co., Ltd.	8,280	53,343
	Jeil Mutual Savings Bank	3,200	23,231
	Jeil Pharmaceutical Co.	3,800	43,597
#	Jeonbuk Bank, Ltd.	16,498	140,603
#	Jinheung Mutual Savings Bank Co., Ltd.	12,577	74,673
*	Joongang Construction Co., Ltd.	2,430	36,305
	K.C. Tech Co., Ltd.	11,658	63,637
*	Kangwon Land, Inc.	35,280	772,345
#	KCC Corp.	2,754	1,623,678
	KCTC	1,450	39,794
#	Keangnam Enterprises, Ltd.	5,605	221,134
*	KEC Corp.	16,042	19,315
*	KEC Holdings Co., Ltd.	5,347	11,092
	Keyang Electric Machinery Co., Ltd.	15,560	41,898
* #	KG Chemical Corp.	4,650	59,608
* #	Kia Motors Corp.	107,740	1,101,770
* #	KIRIN Co., Ltd.	33,750	31,797
	KISWIRE, Ltd.	2,690	123,435
*	Koas Well Co., Ltd.	12,000	28,854
	Kodenshi Korea Corp.	11,990	32,118
#	Kolon Engineering & Construction Co., Ltd.	5,450	69,818
* #	Kolon Industries, Inc.	4,676	123,412
	Kookmin Bank	11,530	710,589
*	Kookmin Bank Sponsored ADR	74,540	4,564,084
#	Korea Cast Iron Pipe Co., Ltd.	9,870	52,917
*	Korea Circuit Co., Ltd.	3,970	16,633
	Korea Cottrell Co., Ltd.	2,870	27,803
#	Korea Development Co., Ltd.	3,680	67,492
	Korea Development Leasing Corp.	1,560	67,225
	Korea Electric Power Corp.	27,510	963,888
	Korea Electric Power Corp. Sponsored ADR	46,100	797,991
#	Korea Electric Terminal Co., Ltd.	4,550	101,546
	Korea Exchange Bank	118,490	1,656,950
#	Korea Export Packing Industries Co., Ltd.	4,160	52,429
* #	Korea Express Co., Ltd.	5,093	536,513
#	Korea Fine Chemical Co., Ltd.	1,637	126,965
* #	Korea Flange Co., Ltd.	2,740	40,586
	Korea Gas Corp.	11,540	860,767
	Korea Investment Holdings Co., Ltd.	16,620	901,673
	Korea Iron & Steel Co., Ltd.	3,810	308,728
#	Korea Kolmar Co., Ltd.	6,410	23,725
#	Korea Komho Petrochemical Co., Ltd.	8,650	474,689
#	Korea Line Corp.	3,360	698,338
	Korea Mutual Savings Bank	2,080	56,386
* #	Korea Petrochemical Industry Co., Ltd.	2,920	142,214
	Korea Petroleum Industrial Co., Ltd.	227	35,299
	Korea Polyol Co., Ltd.	1,142	65,843
#	Korea Reinsurance Co., Ltd.	26,539	273,076
	Korea Zinc Co., Ltd.	5,914	892,946

31

	Korean Air Co., Ltd.	20,949	$1,582,788
* #	Korean Air Terminal Service Co., Ltd.	1,600	94,494
	Korean French Banking Corp.	23,410	38,507
* #	KP Chemical Corp.	17,680	174,372
	KPC Holdings Corp.	1,163	64,744
	KT Corp.	19,320	949,926
*	KT Corp. Sponsored ADR	15,800	383,782
*	KT Freetel, Ltd.	54,000	1,408,350
	KT&G Corp.	27,400	2,260,676
* #	KTB Network, Ltd.	19,130	198,503
#	Kukdo Chemical Co., Ltd.	2,150	56,217
	Kumho Electronics Co., Ltd.	2,778	81,265
#	Kumho Industrial Co., Ltd.	12,460	605,186
#	Kumho Investment Bank	3,100	39,688
#	Kumho Tire Co., Inc.	22,000	258,728
	Kumkang Industrial Co., Ltd.	4,780	62,106
#	Kun Wha Pharmaceutical Co., Ltd.	1,810	37,354
	Kunsul Chemical Industrial Co., Ltd.	1,950	36,964
#	Kwang Dong Pharmaceutical Co., Ltd.	18,500	78,599
	Kyeryong Construction Industrial Co., Ltd.	2,420	102,387
#	Kyobo Securities Co., Ltd.	12,480	294,264
* #	Kyungbang Co., Ltd.	548	86,301
	Kyungnam Energy Co., Ltd.	8,290	29,264
#	LG Chemical, Ltd.	32,442	2,711,525
	LG Corp.	37,630	2,617,230
	LG Dacom Corp.	32,270	539,886
	LG Electronics, Inc.	44,150	4,755,110
#	LG Fashion Corp.	8,772	233,387
#	LG Household & Healthcare Co., Ltd.	2,460	447,401
#	LG International Corp.	14,808	264,064
* #	LG Life Sciences, Ltd.	3,940	218,318
#	LG Phillips LCD Co., Ltd.	38,000	1,805,364
	LIG Insurance Co., Ltd.	17,520	350,671
*	Lotte Chilsung Beverage Co., Ltd.	350	376,217
*	Lotte Confectionary Co., Ltd.	519	760,597
* #	Lotte Midopa Co., Ltd.	14,440	167,112
* #	Lotte Sam Kang Co., Ltd.	548	126,674
	LS Cable, Ltd.	12,490	1,180,499
#	LS Industrial Systems Co., Ltd.	4,680	273,839
*	Maniker Co., Ltd.	40,030	34,224
	Meritz Fire Marine Insurance Co., Ltd.	28,549	276,253
#	Meritz Securities Co., Ltd.	14,826	132,859
	Miwon Commercial Co., Ltd.	1,060	45,458
*	Monalisa Co., Ltd.	35,010	31,352
	Moorim Paper Co., Ltd.	6,190	57,756
*	Motonic Corp.	590	55,749
#	Namhae Chemical Corp.	15,890	419,333
* #	Namkwang Engineering & Construction Co., Ltd.	7,250	94,899
	Namyang Dairy Products Co., Ltd.	220	178,400
	Nasan Co., Ltd.	1,332	32,708
*	NCsoft Corp.	6,450	307,879
	Nexen Corp.	1,550	48,464
#	Nexen Tire Corp.	4,420	160,477
#	NH Investment & Securities Co., Ltd.	13,170	142,540
#	Nong Shim Co., Ltd.	1,800	365,978

32

	Nong Shim Holdings Co., Ltd.	1,470	$122,893
	Noroo Paint Co., Ltd.	3,854	18,786
* #	Orientbio, Inc.	15,820	22,570
#	ORION Corp.	850	175,916
	Ottogi Corp.	1,220	162,823
	Pacific Corp.	2,430	353,216
	Pacific Pharmaceutical Co., Ltd.	902	34,103
	Pang Rim Co., Ltd.	2,820	69,283
*	Pantech & Curitel Communications, Inc.	985	—
*	Pantech Co., Ltd.	1,313	—
	PaperCorea, Inc.	7,930	69,800
#	Pohang Coated Steel Co., Ltd.	3,350	80,217
#	Poong Lim Industrial Co., Ltd.	10,310	94,120
#	Poong San Corp.	10,780	220,778
	POSCO	4,270	2,348,598
	POSCO ADR	68,440	9,259,932
* #	Prime Entertainment Co., Ltd.	7,140	3,612
#	Pulmuone Co., Ltd.	1,810	88,205
	Pum Yang Construction Co., Ltd.	3,390	57,351
	Pusan Bank	75,700	1,001,744
#	Pusan City Gas Co., Ltd.	5,070	133,379
*	Pyung Hwa Holdings Co., Ltd.	5,365	13,461
	Pyung Hwa Industrial Co., Ltd.	2,682	10,467
*	RNL BIO Co., Ltd.	6,058	8,316
#	S&T Corp. (6223328)	2,321	46,925
*	S&T Corp. (B2PDGC1)	616	46,977
#	S&T Daewoo Co., Ltd.	3,680	107,955
#	S&T Dynamics Co., Ltd.	8,916	77,639
* #	S&T Motors Co., Inc.	31,290	27,513
	S1 Corp.	5,140	272,926
*	Saehan Industries, Inc.	15,040	96,442
*	Saehan Media Corp.	17,170	73,178
#	Sam Jin Pharmaceutical Co., Ltd.	659	37,217
	Sam Kwang Glass Industrial Co., Ltd.	2,130	84,261
*	Sam Lip General Foods Co., Ltd.	3,770	39,536
* #	Sambu Construction Co., Ltd.	2,890	175,011
#	Samchully Co., Ltd.	1,200	267,237
#	Samho International Co., Ltd.	4,837	85,730
	Samhwa Crown and Closure Co., Ltd.	1,770	44,058
	Samhwa Paints Industrial Co., Ltd.	9,710	34,070
* #	Samick Musical Instruments Co., Ltd.	22,800	19,795
	Samick THK Co., Ltd.	11,860	36,190
	Samil Pharmaceutical Co., Ltd.	2,090	31,593
*	Samsung Climate Control Co., Ltd.	4,190	36,250
#	Samsung Corp.	75,610	4,612,550
#	Samsung Electro-Mechanics Co., Ltd.	31,580	1,455,462
	Samsung Electronics Co., Ltd.	31,060	18,206,510
	Samsung Engineering Co., Ltd.	9,610	1,002,923
#	Samsung Fine Chemicals Co., Ltd.	8,180	488,541
	Samsung Fire and Marine Insurance, Ltd.	9,700	1,917,422
	Samsung Heavy Industries Co., Ltd.	52,700	1,746,999
* #	Samsung SDI Co., Ltd.	19,231	1,340,813
#	Samsung Securities Co., Ltd.	23,430	1,626,913
#	Samsung Techwin Co., Ltd.	10,610	541,767
* #	Samwhan Corp.	3,010	68,391

33

#	Samyang Corp.	2,284	$116,059
*	Samyang Foods Co., Ltd.	1,990	34,108
	Samyang Genex Co., Ltd.	1,020	68,206
	Samyang Tongsang Co., Ltd.	720	30,593
#	Samyoung Electronics Co., Ltd.	6,570	83,798
*	SAVEZONE I&C Corp.	16,940	52,249
	SC Engineering Co., Ltd.	3,275	13,361
#	Seah Besteel Corp.	10,240	172,634
#	SEAH Holdings Corp.	980	99,291
	SEAH Steel Corp.	2,230	105,045
	Sebang Co., Ltd.	5,060	68,838
#	Sejong Industrial Co., Ltd.	6,520	39,127
	Sempio Foods Co.	2,280	49,805
#	Seoul City Gas Co., Ltd.	1,090	95,315
#	Seoul Securities Co., Ltd.	173,397	279,168
* #	Serim Paper Manufacturing Co., Ltd.	4,750	57,662
* #	Seshin Co., Ltd.	2,000	4,195
#	Sewon Cellontech Co., Ltd.	10,964	73,693
*	SGWICUS Corp.	12,450	41,008
#	Shin Heung Securities Co., Ltd.	4,078	128,058
#	Shin Won Corp.	1,350	28,341
	Shin Young Securities Co., Ltd.	2,980	189,624
* #	Shinhan Engineering & Construction Co., Ltd.	4,013	75,840
	Shinhan Financial Group Co., Ltd.	32,360	1,743,195
*	Shinhan Financial Group Co., Ltd. ADR	26,810	2,845,613
*	Shinhung Co., Ltd.	1,510	31,928
*	Shinpoong Pharmaceutical Co., Ltd.	1,300	30,109
	Shinsegae Co., Ltd.	2,579	1,601,360
#	Shinsegae Engineering & Construction Co., Ltd.	870	26,467
#	Shinsegae Internet & Commerce Co., Ltd.	1,000	59,989
#	Shinsung Engineering Co., Ltd.	16,270	79,709
*	Shinsung Tongsang Co., Ltd.	7,800	37,066
#	Silla Trading Co., Ltd.	11,190	159,384
	Sindo Ricoh Co., Ltd.	3,220	195,992
#	SJM Co., Ltd.	7,780	44,792
#	SK Chemicals Co., Ltd.	7,184	454,953
	SK Co., Ltd.	15,667	2,784,341
	SK Energy Co., Ltd.	35,494	4,819,132
	SK Gas Co., Ltd.	2,600	208,490
* #	SK Networks Co., Ltd.	32,340	641,985
	SK Telecom Co., Ltd.	3,590	729,729
	SK Telecom Co., Ltd. ADR	38,100	853,440
#	SKC Co., Ltd.	10,040	247,882
	SL Corp.	3,300	26,949
	S-Oil Corp.	13,873	980,226
#	Solomon Mutual Savings Bank	7,126	92,929
	Soosan Heavy Industries Co., Ltd.	29,380	46,281
* #	Ssangyong Cement Industry Co., Ltd.	32,097	444,432
*	Ssangyong Corp.	948	15,027
* #	Ssangyong Motor Co.	37,280	198,749
* #	STX Corp.	8,080	531,102
*	STX Engine Co., Ltd.	6,000	309,828
* #	STX Shipbuilding Co., Ltd.	13,986	552,494
*	Sudo Pharmaceutical Industry Co., Ltd.	12,580	13,154
	Suheung Capsule Co., Ltd.	2,500	16,100

34

	Sung Bo Chemicals Co., Ltd.	1,020	$43,314
#	Sung Chang Enterprise Co., Ltd.	2,780	70,006
* #	Sung Shin Cement Co., Ltd.	5,820	75,112
*	Sungjee Construction Co., Ltd.	2,570	83,808
* #	Sungwon Corp.	12,070	180,058
*	Sunjin Co., Ltd.	1,240	35,424
#	Sunkyong Securities Co., Ltd.	108,810	356,888
#	Sunwoo Shipping & Technology Co., Ltd.	20,350	43,779
	Tae Kwang Industrial Co., Ltd.	429	459,627
	Tae Kyung Industrial Co., Ltd.	10,960	43,690
	Taegu Department Store Co., Ltd.	4,530	74,656
* #	Taeyoung Engineering & Construction	26,000	283,022
#	Tai Han Electric Wire Co., Ltd.	19,660	957,916
	Tai Lim Packaging Industries Co., Ltd.	4,710	55,047
*	Taihan Textile Co., Ltd.	620	31,535
* #	Telcoware Co., Ltd.	2,000	16,537
#	Tong Yang Investment Bank	34,062	652,955
* #	Tong Yang Major Corp.	14,865	151,848
#	Tong Yang Moolsan Co., Ltd.	6,560	61,611
*	TRYBRANDS, Inc.	5,000	23,166
#	TS Corp.	1,070	72,487
#	Uangel Corp.	6,570	38,481
*	Uni Chem Co., Ltd.	21,050	14,951
	Unid Co., Ltd.	2,000	82,505
* #	Union Steel Manufacturing Co., Ltd.	2,780	67,460
#	Uniquest Corp.	7,000	45,769
*	VGX International, Inc.	4,574	11,505
#	Whanin Pharmaceutical Co., Ltd.	3,640	58,829
	Woongjin Coway Co., Ltd.	12,970	435,787
#	Woongjin Thinkbig Co, Ltd.	6,469	165,646
	Woongjin.Com Co., Ltd.	7,830	189,644
#	Woori Financial Co., Ltd.	4,820	52,168
#	Woori Investment & Securities Co., Ltd.	51,484	1,167,928
	WooSung Feed Co., Ltd.	20,370	38,941
	YESCO Co., Ltd.	2,210	91,460
	Yoosung Enterprise Co., Ltd.	9,370	38,276
#	Youlchon Chemical Co., Ltd.	8,320	67,551
#	Youngone Corp.	13,910	138,540
	Youngpoong Corp.	500	233,177
#	Yuhan Corp.	3,401	675,596
	YuHwa Securities Co., Ltd.	4,570	97,930
* #	Yungjin Pharm Co., Ltd.	15,808	21,723
*	Yuyang Telecom Co., Ltd.	2,250	22,363
	YUYU, Inc.	2,440	29,996
TOTAL COMMON STOCKS			190,750,622

RIGHTS/WARRANTS — (0.0%)
*	Green Fire Marine Insurance Co., Ltd. Rights 03/14/08	526	2,695
*	Hanwha Securities Co., Ltd. Rights 03/11/08	7,579	38,744
TOTAL RIGHTS/WARRANTS			41,439

TOTAL — SOUTH KOREA			190,792,061

35

TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
*	A.G.V. Products Corp.	242,000	$98,621
	Aaeon Technology, Inc.	34,699	65,758
	Ability Enterprise Co., Ltd.	122,027	177,587
*	Abocom Systems, Inc.	70,154	29,678
*	Acbel Polytech, Inc.	306,300	122,897
*	Accton Technology Corp.	423,000	168,790
	Acer, Inc.	1,654,657	3,002,066
	Advanced Semiconductor Engineering, Inc.	599,981	550,063
	Advanced Semiconductor Engineering, Inc. ADR	170,103	785,876
	Advantech Co., Ltd.	93,125	215,030
	Allis Electric Co., Ltd.	207,000	62,291
	Altek Corp.	138,099	186,769
	Ampoc Far East Co., Ltd.	77,250	28,648
	Amtran Technology Co., Ltd.	226,604	194,956
	Apex Biotechnology Corp.	42,900	84,597
	Arima Communication Corp.	232,383	127,342
*	Arima Computer Corp.	757,000	134,438
	Arima Optoelectronics Corp.	103,520	84,076
	Asia Cement Corp.	1,099,351	1,804,877
	Asia Chemical Corp.	230,000	120,440
	Asia Polymer Corp.	201,000	162,935
*	Asia Vital Components Co., Ltd.	115,000	85,308
	Asustek Computer, Inc.	1,254,785	3,464,144
	Aten International Co., Ltd.	41,104	104,668
	AU Optronics Corp.	1,396,672	2,663,997
	AU Optronics Corp. Sponsored ADR	130,252	2,485,208
	Audix Co., Ltd.	122,137	94,256
	Aurora Corp.	164,160	149,591
	Aurora Systems Corp.	72,000	46,283
	Avermedia Technologies, Inc.	86,293	135,892
	Avision, Inc.	182,378	109,218
	Awea Mechantronic Co., Ltd.	45,100	79,347
	Bank of Kaohsiung Co., Ltd.	365,000	180,357
	Basso Industry Corp., Ltd.	97,427	121,856
*	Behavior Tech Computer Corp.	211,000	43,818
*	Bes Engineering Corp.	967,050	288,318
	Biostar Microtech International Corp.	133,377	70,979
	C Sun Manufacturing, Ltd.	128,435	73,577
*	Carnival Industrial Corp.	287,000	77,799
	Catcher Co., Ltd.	153,218	568,258
	Cathay Chemical Works, Inc.	98,000	42,835
	Cathay Financial Holdings Co., Ltd.	1,511,058	3,786,015
	Cathay Real Estate Development Co., Ltd.	924,000	611,712
	Central Reinsurance Co., Ltd.	313,950	173,515
	Chain Qui Development Co., Ltd.	77,464	91,606
	Champion Building Materials Co., Ltd.	234,649	125,237
	Chang Hwa Commercial Bank	3,026,000	1,890,569
	Charoen Pokphand Enterprises Co., Ltd.	134,000	72,996
	Cheng Loong Corp.	689,000	277,188
	Cheng Shin Rubber Industry Co., Ltd.	409,406	753,456
	Cheng Uei Precision Industry Co., Ltd.	196,382	447,203
	Chenming Mold Industrial Corp.	94,294	31,519
	Chi Mei Optoelectronic Corp.	4,330,028	5,695,359
*	Chia Her Industrial Co., Ltd.	140,000	13,141

36

*	Chia Hsin Cement Corp.	393,000	$305,914
	Chicony Electronics Co., Ltd.	157,575	243,699
*	Chien Shing Stainless Steel Co., Ltd.	191,000	60,137
	Chilisin Electronics Corp.	70,377	36,227
	China Chemical & Pharmaceutical Co.	191,000	116,362
	China Development Financial Holding Corp.	7,926,310	3,245,677
	China Ecotek Corp.	60,000	66,432
	China Electric Manufacturing Co., Ltd.	239,220	115,428
*	China General Plastics Corp.	313,000	101,041
	China Glaze Co., Ltd.	109,620	42,563
	China Hi-Ment Corp.	120,520	131,499
*	China Man-Made Fiber Co., Ltd.	960,662	328,915
	China Metal Products Co., Ltd.	168,470	302,620
	China Motor Co., Ltd.	545,716	408,540
*	China Petrochemical Development Corp.	1,444,000	689,489
	China Steel Chemical Corp.	93,332	230,614
	China Steel Corp.	2,068,233	3,055,782
	China Steel Structure Co., Ltd.	67,000	41,180
	China Synthetic Rubber Corp.	284,000	368,294
*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	51,480
*	Chinatrust Financial Holdings Co., Ltd.	4,074,243	3,642,408
	Chinese Maritime Transport, Ltd.	86,460	244,464
	Ching Feng Home Fashions Industries Co., Ltd.	137,700	107,869
	Chin-Poon Industrial Co., Ltd.	231,000	192,659
	Chroma Ate, Inc.	92,663	186,534
	Chun Yu Works & Co., Ltd.	230,000	72,836
	Chun Yuan Steel Industrial Co., Ltd.	349,482	149,307
	Chung Hsin Electric & Machinery Co., Ltd.	244,000	189,663
	Chung Hung Steel Corp.	549,000	371,627
	Chung Hwa Pulp Corp.	386,000	260,949
*	Chungwa Picture Tubes Co., Ltd.	5,204,604	1,741,787
*	Clevo Co.	247,520	363,971
*	CMC Magnetics Corp.	2,441,000	788,496
	Collins Co., Ltd.	258,000	98,729
	Compal Communications, Inc.	92,995	173,663
	Compal Electronics, Inc.	2,203,400	1,985,880
	Compeq Manufacturing Co., Ltd.	951,000	303,456
	Continental Engineering Corp.	631,667	429,656
	Cosmo Electronics Corp.	45,000	58,937
*	Cosmos Bank Taiwan	708,400	69,431
	CTCI Corp.	379,574	296,814
	CX Technology Co., Ltd.	80,579	46,316
	Cybertan Technology, Inc.	86,840	140,363
	Cyntec Co., Ltd.	61,408	67,499
	Da-Cin Construction Co., Ltd.	238,809	111,637
*	Delpha Construction Co., Ltd.	199,000	51,367
	Delta Electronics Industrial Co., Ltd.	370,731	1,054,454
	Depo Auto Parts Industrial Co., Ltd.	81,634	260,335
	Diamond Flower Electric Instrument Co., Ltd.	50,252	117,408
	D-Link Corp.	230,854	366,761
*	E.Sun Financial Holding Co., Ltd.	2,538,255	1,459,263
	Eastern Media International	691,922	212,246
	Eclat Textile Co., Ltd.	141,371	76,309
	Edom Technology Co., Ltd.	101,600	54,690

37

	Elan Microelectronics Corp.	179,974	$265,395
*	E-Lead Electronic Co., Ltd.	24,000	28,487
	Elite Material Co., Ltd.	114,697	40,741
	Elite Semiconductor Memory Technology, Inc.	87,331	141,929
*	Elitegroup Computer Systems Co., Ltd.	895,460	331,318
	Enlight Corp.	205,999	58,125
*	EnTie Commercial Bank	379,000	95,770
	Epistar Corp.	132,796	397,593
	Eten Information Systems, Ltd.	94,914	122,997
	Eternal Chemical Co., Ltd.	304,820	335,712
*	Eva Airways Corp.	1,524,245	836,596
	Everest Textile Co., Ltd.	303,064	73,926
	Evergreen International Storage & Transport Corp.	695,000	468,420
	Evergreen Marine Corp., Ltd.	1,147,170	937,575
	Everlight Chemical Industrial Corp.	229,000	126,424
	Everlight Electronics Co., Ltd.	83,991	309,682
*	Everspring Industry Co., Ltd.	142,000	37,440
	Evertop Wire Cable Corp.	95,676	26,389
	Excel Cell Electronics Co., Ltd.	90,000	44,572
	Far East Textile, Ltd.	1,687,103	2,748,693
	Far Eastern Department Stores, Ltd.	623,854	1,140,889
*	Far Eastern International Bank	1,326,265	446,431
	Federal Corp.	232,833	159,223
	Feng Hsin Iron & Steel Co., Ltd.	247,700	464,196
	Feng Tay Enterprise Co., Ltd.	311,808	235,712
	First Copper Technology Co., Ltd.	208,000	87,202
	First Financial Holding Co., Ltd.	3,351,093	2,991,680
	First Hotel	147,398	168,195
*	First Steamship Co., Ltd.	73,000	155,233
	Flytech Technology Co., Ltd.	23,000	72,383
	Formosa Chemicals & Fiber Co., Ltd.	1,178,830	2,864,753
*	Formosa Epitaxy, Inc.	60,000	57,112
	Formosa International Hotels Corp.	29,078	432,666
	Formosa Plastics Corp.	1,196,271	3,224,770
	Formosa Taffeta Co., Ltd.	747,460	742,556
	Formosan Rubber Group, Inc.	337,000	235,104
	Formosan Union Chemical Corp.	79,000	34,453
	Fortune Electric Co., Ltd.	87,000	134,060
	Foxconn Technology Co., Ltd.	105,518	688,381
	Fubon Financial Holding Co., Ltd.	2,512,000	2,733,857
	Fwuson Industry Co., Ltd.	166,000	73,295
	G Shank Enterprise Co., Ltd.	48,048	49,685
*	G.T.M. Corp.	127,000	114,203
	Gem Terminal Industries Co., Ltd.	86,133	77,901
	Giant Manufacture Co., Ltd.	112,000	251,712
*	Giga Storage Corp.	279,000	69,491
	Giga-Byte Technology Co., Ltd.	598,750	373,634
	Globe Union Industrial Corp.	135,229	137,103
	Gold Circuit Electronics, Ltd.	328,000	233,851
	Goldsun Development & Construction Co., Ltd.	902,481	565,120
	Good Will Instrument Co., Ltd.	63,000	46,218
	Gordon Auto Body Parts Co., Ltd.	107,150	40,152
*	Grand Pacific Petrochemical Corp.	391,000	144,564
	Grape King, Inc.	106,000	72,180
	Great China Metal Industry Co., Ltd.	202,000	95,331

38

	Great Taipei Gas Co., Ltd.	313,000	$174,807
	Great Wall Enterprise Co., Ltd.	247,729	327,741
	Greatek Co., Ltd.	225,286	281,176
	Hanpin Co., Ltd.	80,000	48,418
	Hey Song Corp.	303,000	171,040
	High Tech Computer Corp.	109,936	2,269,487
	Highwealth Construction Corp.	225,894	298,323
*	Hitron Technologies, Inc.	98,000	30,878
*	Ho Tung Holding Corp.	379,000	116,048
*	Hocheng Corp.	297,000	105,463
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	48,920
	Hon Hai Precision Industry Co., Ltd.	1,025,764	6,119,831
	Hong Tai Electric Industrial Co., Ltd.	194,000	151,151
	Hong Yi Fiber Industry Co., Ltd.	148,000	47,441
	Honmyue Enterprise Co., Ltd.	116,000	31,461
	Hota Industrial Manufacturing Co., Ltd.	65,600	81,390
	Hotai Motor Co., Ltd.	243,000	686,321
	Hsin Kuang Steel Co., Ltd.	104,331	128,253
	Hsing Ta Cement Co., Ltd.	296,000	109,077
	Hua Eng Wire & Cable Co., Ltd.	454,000	173,830
	Hua Nan Financial Holding Co., Ltd.	2,914,040	2,301,644
	Huang Hsiang Construction Corp.	110,000	283,432
	Hung Ching Development & Construction Co., Ltd.	227,000	118,133
	Hung Poo Construction Corp.	177,760	282,978
	Hung Sheng Construction Co., Ltd.	359,000	302,244
*	Hwa Fong Rubber Co., Ltd.	200,000	56,638
	Ichia Technologies, Inc.	195,349	140,755
	I-Chiun Precision Industry Co., Ltd.	67,211	73,848
	Inernational Semiconductor Technology, Ltd.	249,598	100,114
	Infortrend Technology, Inc.	110,999	171,055
	Inventec Corp.	1,272,517	735,340
	ITE Technology, Inc.	44,000	115,870
*	Jean Co., Ltd.	90,000	28,372
	Johnson Health Tech Co., Ltd.	71,420	127,872
	Jui Li Enterprise Co., Ltd.	170,000	62,672
	K Laser Technology, Inc.	79,000	67,883
	Kang Na Hsiung Co., Ltd.	115,000	60,984
*	Kao Hsing Chang Iron & Steel Corp.	368,000	106,034
	Kaulin Manufacturing Co., Ltd.	106,800	102,037
	Kee Tai Properties Co., Ltd.	158,235	110,442
*	Kenda Rubber Industrial Co., Ltd.	275,606	221,983
	Kian Shen Corp.	39,900	25,876
	King Yuan Electronics Co., Ltd.	865,917	430,005
	Kingdom Construction Co., Ltd.	345,000	185,548
*	King’s Town Bank	677,653	203,660
*	King’s Town Construction Co., Ltd.	213,376	183,779
	Kinpo Electronics, Inc.	1,122,444	372,508
	Kinsus Interconnect Technology Corp.	134,678	351,273
	Knowledge-Yield-Excellence Systems Corp.	110,552	152,120
	Kung Long Batteries Industrial Co., Ltd.	47,000	57,536
*	Kuoyang Construction Co., Ltd.	220,000	139,366
*	Kwong Fong Industries Corp.	361,000	115,623
	Lan Fa Textile Co., Ltd.	258,560	96,595
	Largan Precision Co., Ltd.	39,192	422,470
*	Lead Data Co., Ltd.	243,000	58,844

39

	Leader Electronics, Inc.	68,309	$30,127
*	Leadtek Research, Inc.	121,800	48,336
*	Lealea Enterprise Co., Ltd.	451,000	141,887
	Lee Chang Yung Chemical Industry Corp.	284,640	321,107
	Lee Chi Enterprises Co., Ltd.	196,000	78,260
	Lelon Co., Ltd.	89,000	32,913
*	Leofoo Development Co., Ltd.	224,000	162,443
	Les Enphants Co., Ltd.	85,000	61,255
*	Li Peng Enterprise Co., Ltd.	335,500	107,513
	Lian Hwa Foods Corp.	112,000	44,639
*	Lien Chang Electronic Enterprise Co., Ltd.	90,000	27,851
	Lien Hwa Industrial Corp.	410,276	302,799
	Lingsen Precision Industries, Ltd.	225,716	86,588
	Lite-On Technology Corp.	1,352,385	1,847,404
	Long Bon Development Co., Ltd.	307,000	182,279
	Long Chen Paper Co., Ltd.	387,287	153,241
	Lucky Cement Corp.	311,000	106,952
	Macronix International Co., Ltd.	2,212,185	978,337
	Makalot Industrial Co., Ltd.	48,430	104,794
	Mayer Steel Pipe Corp.	118,678	110,520
	Maywufa Co., Ltd.	102,500	53,053
	Media Tek, Inc.	167,126	1,874,404
	Mega Financial Holding Co., Ltd.	6,146,000	4,388,663
	Meiloon Co., Ltd.	125,929	82,917
	Mercuries & Associates, Ltd.	349,000	242,965
*	Mercuries Data Co., Ltd.	203,000	46,159
	Merida Industry Co., Ltd.	102,000	183,647
	Merry Electronics Co., Ltd.	50,920	129,062
	Microelectronics Technology, Inc.	325,000	177,591
	Micro-Star International Co., Ltd.	749,741	596,318
	Min Aik Technology Co., Ltd.	74,297	95,356
	Mirle Automation Corp.	56,718	69,395
	Mitac International Corp.	724,943	621,489
	Mitac Technology Corp.	197,281	157,861
	Mobiletron Electronics Co., Ltd.	73,000	69,208
	Mospec Seminconductor Corp.	79,000	89,308
*	Mustek Systems, Inc.	270,000	67,642
	Nak Sealing Technologies Corp.	32,549	38,154
*	Namchow Chemical Industrial Co., Ltd.	194,000	61,359
	Nan Ya Plastic Corp.	1,717,557	4,044,933
	Nankang Rubber Tire Co., Ltd.	185,513	310,900
	Nantex Industry Co., Ltd.	129,108	122,466
	Nanya Technology Co., Ltd.	2,016,657	1,160,825
	National Petroleum Co., Ltd.	162,000	149,405
*	New Asia Construction & Development Co., Ltd.	279,000	62,205
	Nien Hsing Textile Co., Ltd.	378,000	243,521
	Ocean Plastics Co., Ltd.	161,000	116,147
*	Optimax Technology Corp.	381,654	113,488
*	Opto Tech Corp.	150,713	127,791
	Oriental Union Chemical Corp.	414,010	402,656
*	Pacific Construction Co., Ltd.	332,000	36,665
	Pan Jit International, Inc.	118,988	107,263
	Pan-International Industrial Corp.	151,514	271,728
*	PC Home Online	46,000	36,654
	Phihong Technology Co., Ltd.	219,083	136,874

40

	Phoenix Precision Technology Corp.	410,555	$279,461
	Phoenixtec Power Co., Ltd.	248,000	374,968
	Pihsiang Machinery Mfg. Co., Ltd.	70,000	140,588
	Pou Chen Corp.	1,279,700	1,115,336
	President Chain Store Corp.	187,000	635,791
	Prince Housing & Development Corp.	539,500	309,935
*	Prodisc Technology, Inc.	603,000	99,133
	Promise Technology, Inc.	44,000	25,374
*	Protop Technology Co., Ltd.	148,000	5,170
*	Qisda Corp.	965,910	900,151
	Quanta Computer, Inc.	788,971	1,034,302
*	Quintain Steel Co., Ltd.	399,000	102,160
	Radium Life Tech Corp.	222,573	252,097
*	Ralec Electronic Corp.	50,252	60,527
	Realtek Semiconductor Corp.	185,926	550,826
*	Reward Wool Industry Corp.	149,000	49,699
*	Rexon Industrial Corp., Ltd.	118,000	32,930
	Richtek Technology Corp.	30,357	267,867
*	Ritek Corp.	2,409,000	575,270
	Ruentex Development Co., Ltd.	361,000	385,471
	Ruentex Industries, Ltd.	348,000	321,304
*	Sampo Corp.	518,584	111,206
	San Fang Chemical Industry Co., Ltd.	131,000	98,611
	Sanyang Industrial Co., Ltd.	576,000	396,588
	Sanyo Electric Co., Ltd.	202,000	267,125
	SDI Corp.	102,000	95,034
	Senao International Co., Ltd.	95,607	135,458
	Shan-Loong Transportation Co., Ltd.	111,247	58,279
	Sheng Yu Steel Co., Ltd.	169,000	171,832
	Shihlin Electric & Engineering Corp.	320,000	394,409
*	Shihlin Paper Corp.	187,000	289,135
	Shin Kong Financial Holding Co., Ltd.	2,189,402	1,572,190
*	Shin Shin Co., Ltd.	77,000	65,239
	Shinkong Co., Ltd.	210,271	121,861
*	Shinkong Synthetic Fibers Co., Ltd.	972,282	372,577
*	Shuttle, Inc.	166,000	69,762
	Sigurd Microelectronics Corp.	229,215	126,075
	Silicon Integrated Systems Corp.	1,083,961	368,888
	Siliconware Precision Industries Co., Ltd.	796,933	1,298,685
	Silitech Technology Corp.	57,333	176,901
	Sincere Navigation Corp.	214,400	436,914
	Sinkang Industries Co., Ltd.	79,652	61,261
	Sinkong Spinning Co., Ltd.	212,169	219,013
	Sinon Corp.	175,000	66,635
	SinoPac Holdings Co., Ltd.	5,230,000	2,262,697
*	Sintek Photronics Corp.	605,167	173,152
	Sinyi Realty, Inc.	100,843	333,316
	Sitronix Technology Corp.	47,631	126,054
	Siward Crystal Technology Co., Ltd.	66,386	40,150
*	Solelytex Enterprise Corp.	66,000	49,215
*	Solomon Technology Corp.	275,000	172,362
	South East Soda Manufacturing Co., Ltd.	71,250	54,954
	Southeast Cement Co., Ltd.	316,000	142,992
*	Space Shuttle Hi-Tech Co., Ltd.	107,609	28,748
	SPI Electronic Co., Ltd.	105,140	116,205

41

	Spirox Corp.	100,595	$91,163
	Springsoft, Inc.	123,332	132,163
	Standard Chemical & Pharmaceutical Co., Ltd.	82,400	72,448
	Standard Foods Taiwan, Ltd.	239,000	130,808
	Stark Technology, Inc.	124,000	62,356
	Sunonwealth Electric Machine Industry Co., Ltd.	168,602	98,577
	Sunplus Technology Co., Ltd.	284,581	317,840
	Sunrex Technology Corp.	192,120	233,048
	Synnex Technology International Corp.	440,947	1,080,553
	Sysware Systex Corp.	96,993	99,078
*	T JOIN Transportation Co.	349,000	186,432
	Ta Chen Stainless Pipe Co., Ltd.	192,624	260,333
*	Ta Chong Bank, Ltd.	1,187,000	350,850
	Ta Ya Electric Wire & Cable Co., Ltd.	455,155	144,692
	Ta Yih Industrial Co., Ltd.	38,000	27,546
	Tah Hsin Industrial Corp.	120,000	100,239
*	Tai Roun Products Co., Ltd.	200,000	75,202
	Ta-I Technology Co., Ltd.	110,651	85,669
*	Taichung Commercial Bank	944,459	420,958
	Tainan Enterprises Co., Ltd.	77,180	102,151
	Tainan Spinning Co., Ltd.	1,066,000	604,355
*	Taishin Financial Holdings Co., Ltd.	3,535,385	1,644,898
*	Taisun Enterprise Co., Ltd.	214,800	76,429
*	Taita Chemical Co., Ltd.	161,000	55,143
	Taiwan Acceptance Corp.	96,000	65,503
*	Taiwan Business Bank	2,382,118	763,482
	Taiwan Cement Corp.	2,040,306	3,629,851
	Taiwan Cooperative Bank	2,514,335	2,085,597
	Taiwan Fire & Marine Insurance Co., Ltd.	223,000	196,141
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	11,471
	Taiwan Fu Hsing Industrial Co., Ltd.	136,000	77,677
	Taiwan Glass Industrial Corp.	711,036	828,219
	Taiwan Hon Chuan Enterprise Co., Ltd.	94,812	86,564
	Taiwan Kai Yih Industrial Co., Ltd.	61,852	29,178
*	Taiwan Kolin Co., Ltd.	508,000	209,789
	Taiwan Life Insurance Co., Ltd	243,831	408,600
	Taiwan Line Tek Electronic Co., Ltd.	64,788	37,358
	Taiwan Mask Corp.	216,000	120,429
	Taiwan Navigation Co., Ltd.	153,720	273,404
	Taiwan Paiho Co., Ltd.	141,700	154,359
	Taiwan Polypropylene Co., Ltd.	170,640	126,859
*	Taiwan Pulp & Paper Corp.	157,000	60,576
*	Taiwan Sakura Corp.	146,000	57,423
	Taiwan Secom Co., Ltd.	205,932	353,286
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,171,409	8,149,030
	Taiwan Sogo Shinkong Security Co., Ltd.	166,086	149,489
	Taiwan Styrene Monomer Corp.	415,148	185,093
*	Taiwan Tea Corp.	523,654	484,441
	Taiyen Biotech Co., Ltd.	151,000	130,971
*	Tatung Co., Ltd.	2,654,000	1,554,901
*	Teapo Electronic Corp.	190,000	35,831
	Teco Electric & Machinery Co., Ltd.	1,540,000	866,999
	Tecom, Ltd.	176,000	95,243
	Ten Ren Tea Co., Ltd.	40,170	37,977
	Test-Rite International Co., Ltd.	289,083	179,970

42

	Tex-Ray Industrial Co., Ltd.	84,000	$35,237
	The Ambassador Hotel	233,000	343,399
*	The Chinese Bank	830,000	—
	The First Insurance Co., Ltd.	183,700	89,304
	Thinking Electronic Industrial Co., Ltd.	76,058	67,954
	Thye Ming Industrial Co., Ltd.	84,000	170,092
	Ton Yi Industrial Corp.	884,000	400,467
	Tong Yang Industry Co., Ltd.	202,910	186,956
*	Tong-Hwa Synthetic Fiber Co., Ltd.	180,000	18,970
	Transcend Information, Inc.	94,847	262,139
*	Tsann Kuen Enterprise Co., Ltd.	155,660	206,683
	TSRC Corp.	334,650	450,161
	TTET Union Corp.	71,000	77,466
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	39,592
	Tung Ho Steel Enterprise Corp.	378,400	599,488
*	Twinhead International Corp.	301,000	41,464
	TYC Brother Industrial Co., Ltd.	160,294	116,487
*	Tycoons Group Enterprise Co., Ltd.	389,000	90,455
	Tyntek Corp.	115,717	100,734
	Tze Shin International Co., Ltd.	87,980	56,165
	U-Ming Marine Transport Corp.	182,200	500,954
*	Uniform Industrial Corp.	22,470	27,714
*	Union Bank of Taiwan	1,282,000	285,033
*	Union Insurance Co., Ltd.	27,595	13,848
	Uni-President Enterprises Corp.	1,347,820	1,934,886
	Unitech Electronics Co., Ltd.	170,457	72,360
	Unitech Printed Circuit Board Corp.	236,742	198,911
	United Integration Service Co., Ltd.	154,800	135,705
	United Microelectronics Corp.	6,279,628	3,727,355
	Unity Opto Technology Co., Ltd.	98,869	89,605
*	Universal Cement Corp.	381,272	186,943
	Universal Microelectronics Co., Ltd.	76,000	38,029
	Universal Scientific Industrial Co., Ltd.	607,931	314,035
	Universal, Inc.	85,000	34,906
	UPC Technology Corp.	512,681	308,146
	USI Corp.	505,000	310,439
*	U-TECH Media Corp.	189,000	55,681
*	Ve Wong Corp.	135,000	106,965
*	Veutron Corp.	65,000	32,905
*	Via Technologies, Inc.	805,000	492,140
*	Visual Photonics Epitacy Co., Ltd.	27,000	37,494
	Walsin Lihwa Corp.	2,287,021	1,095,996
	Walsin Technology Corp., Ltd.	423,519	298,528
	Wan Hai Lines Co., Ltd.	618,342	525,096
	Wan Hwa Enterprise Co., Ltd.	101,915	61,514
	Waterland Financial Holdings	1,541,020	588,917
*	Wei Chih Steel Industrial Co., Ltd.	210,000	61,778
*	Wei Chuan Food Corp.	262,000	173,331
	Weltrend Semiconductor, Inc.	106,950	94,978
	Winbond Electronics Corp.	2,979,000	816,351
	Wintek Corp.	760,064	741,994
	Wistron Corp.	562,881	929,523
	Wistron NeWeb Corp.	90,710	127,140
*	Wus Printed Circuit Co., Ltd.	309,000	76,369
*	Ya Hsin Industrial Co., Ltd.	582,965	—

43

	Yageo Corp.	2,412,000	$733,559
	Yang Ming Marine Transport Corp.	989,325	652,530
	Yeung Cyang Industrial Co., Ltd.	150,703	178,266
*	Yi Jinn Industrial Co., Ltd.	409,000	64,687
	Yieh Phui Enterprise Co., Ltd.	988,674	451,262
	Yosun Industrial Corp.	203,685	147,893
*	Yuanta Financial Holding Co., Ltd.	313,292	274,662
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,185,718	499,293
	Yulon Motor Co., Ltd.	655,060	885,154
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	108,000	153,371
	Yung Shin Pharmaceutical Industrial Co., Ltd.	153,000	169,463
	Yung Tay Engineering Co., Ltd.	256,000	203,952
	Zig Sheng Industrial Co., Ltd.	352,228	90,746
	Zinwell Corp.	61,759	187,469
	Zippy Technology Corp.	100,980	61,970
	Zyxel Communication Corp.	274,110	298,728
TOTAL COMMON STOCKS			195,569,935

RIGHTS/WARRANTS — (0.0%)
*	Shin Kong Financial Holding Co., Ltd. Rights 03/27/08	121,315	15,893

TOTAL — TAIWAN			195,585,828

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	758,400	289,144
*	Adkinson Securities PCL	2,260,400	53,862
*	Adkinson Securities PCL (Foreign)	4,309,000	102,677
	Advance Info Service PCL (Foreign)	308,700	1,029,817
	Amata Corp. PCL (Foreign)	387,500	199,444
	Asia Plus Securities PCL (Foreign)	1,281,200	156,308
	Asian Insulators PCL (Foreign)	151,900	31,128
	Asian Property Development PCL (Foreign) NVDR	4,923,400	1,001,104
	Ayudhya Insurance PCL	191,400	130,134
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	137,793
	Bangkok Bank PCL (Foreign)	535,800	2,264,064
#	Bangkok Bank PCL (Foreign) NVDR	101,800	420,461
	Bangkok Chain Hospital PCL (Foreign)	495,200	118,785
#	Bangkok Dusit Medical Services PCL (Foreign)	307,800	327,603
	Bangkok Expressway PCL (Foreign)	467,900	325,560
*	Bangkok Land PCL (Foreign)	2,335,700	54,172
*	Bangkok Land PCL (Foreign) NVDR	29,477,600	683,674
	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	950,200	769,820
*	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	663,900	520,995
	Banpu PCL (Foreign)	79,200	1,207,816
#	BEC World PCL (Foreign)	712,400	622,430
	Bualuang Securities PCL (Foreign)	137,100	104,104
	Bumrungrad Hospital PCL (Foreign)	120,700	141,887
	Bumrungrad Hospital PCL (Foreign) NVDR	206,900	243,218
	C.P. Seven Eleven PCL (Foreign)	813,100	284,165
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,355,500	449,023
	Capital Nomura Securities PCL (Foreign) NVDR	123,300	134,171
#	Central Pattana PCL (Foreign)	481,900	444,006
	Central Plaza Hotel PCL (Foreign)	493,100	90,865

44

	Ch. Karnchang PCL (Foreign)	677,100	$173,174
	Charoen Pokphand Foods PCL (Foreign)	3,598,100	528,140
	Charoong Thai Wire & Cable PCL (Foreign)	343,000	82,004
	Delta Electronics (Thailand) PCL (Foreign)	722,300	532,402
	Dynasty Ceramic PCL (Foreign)	127,500	64,813
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	97,163
*	Erawan Group PCL	73,800	10,551
	Erawan Group PCL (Foreign)	1,041,400	148,890
	GMM Grammy PCL (Foreign)	186,400	59,222
*	Golden Land Property PCL (Foreign) NVDR	698,800	177,614
	Hana Microelectronics PCL (Foreign)	364,757	220,187
	Hermraj Land & Development PCL (Foreign)	9,272,000	332,879
	Home Product Center PCL (Foreign)	962,534	152,293
	ICC International PCL (Foreign)	49,200	64,870
	Indorama Polymers PCL (Foreign)	576,100	164,731
*	Italian-Thai Development PCL	2,590,100	744,731
*	ITV PCL (Foreign)	183,700	6,128
	Jasmine International PCL (Foreign)	7,798,200	64,417
	Kasikornbank PCL (Foreign)	597,100	1,697,870
	Kasikornbank PCL (Foreign) NVDR	178,600	499,342
#	KGI Securities One PCL (Foreign)	1,867,000	145,920
*	Kgi Securities Thailand PCL	1,921,600	150,187
	Khon Kaen Sugar Industry PCL (Foreign)	567,400	259,589
	Kiatnakin Bank PCL (Foreign) NVDR	58,600	54,923
	Kiatnakin Finance PCL (Foreign)	279,800	262,243
*	Kim Eng Securities Thailand PCL	154,100	126,071
	Kim Eng Securities Thailand PCL (Foreign)	253,700	207,554
	Krung Thai Bank PCL (Foreign)	4,150,100	1,410,836
	Krungthai Card PCL (Foreign)	115,200	83,083
	L.P.N. Development PCL (Foreign) NVDR	1,590,700	343,662
	Lalin Property PCL (Foreign)	1,458,800	129,774
#	Land & Houses PCL (Foreign)	942,800	272,581
	Land and Houses PCL (Foreign) NVDR	2,348,700	630,549
	Lanna Resources PCL (Foreign)	119,100	72,274
	Loxley PCL (Foreign)	1,996,500	156,041
	Major Cineplex Group PCL (Foreign)	313,000	176,016
	MBK Development PCL (Foreign)	134,200	304,855
	Minor Corp. PCL (Foreign)	117,800	54,268
	Modernform Group PCL (Foreign)	31,000	38,904
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	38,558
*	Nakornthai Strip Mill PCL (Foreign)	21,332,000	176,213
	Padaeng Industry PCL (Foreign) NVDR	550,900	608,222
	Polyplex PCL (Foreign)	373,900	80,779
	Power Line Engineering PCL (Foreign)	560,800	93,541
	Pranda Jewelry PCL (Foreign)	462,100	132,133
	Precious Shipping PCL (Foreign) NVDR	694,000	617,379
*	Property Perfect PCL (Foreign)	1,383,500	173,185
*	PTT Aromatics & Refining PCL (Foreign)	598,643	803,580
	PTT Chemical PCL (Foreign)	608,871	2,282,662
	Quality Houses PCL (Foreign)	10,732,400	818,356
	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	654,793
	Regional Container Lines PCL (Foreign)	384,200	311,266
	Robinson Department Store PCL (Foreign)	623,500	221,865
	Rojana Industrial Park PCL (Foreign)	399,900	198,203

45

	Saha-Union PCL (Foreign)	297,800	$178,822
	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	240,066
	Samart Corporation PCL (Foreign)	428,600	100,086
	Samart I-Mobile PCL (Foreign)	174,600	110,945
	Sansiri PCL (Foreign)	1,512,700	177,823
	SC Asset Corp. PCL (Foreign)	430,100	214,538
*	Seamico Securities PCL	417,400	45,088
#	Seamico Securities PCL (Foreign)	1,369,200	147,904
*	Serm Suk PCL (Foreign) NVDR	112,700	67,316
* #	Shinawatra Satellite PCL (Foreign)	590,000	193,074
	Siam Cement PCL (Foreign) (6609906)	54,500	374,011
#	Siam Cement PCL (Foreign) (6806387)	58,600	446,831
	Siam Commercial Bank PCL (Foreign)	704,600	1,958,777
	Siam Future Development PCL (Foreign)	193,700	69,541
	Siam Makro PCL (Foreign)	79,800	249,731
* #	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	326,311
	Sri Trang Agro Industry PCL (Foreign)	91,900	37,665
	Supalai PCL (Foreign)	2,095,700	238,367
	SVOA PCL (Foreign)	833,400	34,422
	Tata Steel (Thailand) PCL (Foreign)	2,129,300	152,890
	Thai Oil PCL (Foreign)	649,500	1,630,199
	Thai Plastic & Chemicals PCL (Foreign)	551,200	367,759
	Thai Reinsurance PCL (Foreign)	220,700	42,773
*	Thai Rung Union Car PCL (Foreign)	201,500	16,005
	Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	208,165
	Thai Union Frozen Products PCL (Foreign)	345,400	223,865
	Thai Union Frozen Products PCL (Foreign) NVDR	329,100	213,301
	Thai Vegetable Oil PCL (Foreign)	271,125	172,280
	Thanachart Capital PCL (Foreign)	1,330,200	650,837
	The Siam Cement PCL (Foreign)	40,200	275,876
#	Thoresen Thai Agencies PCL (Foreign)	279,200	425,786
	Ticon Industrial Connection PCL (Foreign)	266,300	160,753
	Tipco Asphalt PCL (Foreign)	62,800	47,487
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	40,080
	Tisco Bank PCL (Foreign) NVDR	840,500	794,436
*	TMB Bank PCL (Foreign)	12,283,112	515,130
	TPI Polene PCL (Foreign)	1,060,200	245,892
*	True Corp. PCL (Foreign)	1,709,700	293,324
*	TT&T PCL (Foreign)	1,272,900	32,353
	Vanachai Group PCL (Foreign)	1,337,400	156,366
	Vibhavadi Medical Center PCL (Foreign)	479,100	45,360
	Vinythai PCL (Foreign)	563,300	130,646
	Workpoint Entertainment PCL	81,400	45,517
TOTAL COMMON STOCKS			42,348,114

RIGHTS/WARRANTS — (0.0%)
*	SVI PCL (Foreign) Warrants 12/06/10	228,000	4,419

TOTAL — THAILAND			42,352,533

TURKEY — (2.2%)
COMMON STOCKS — (2.2%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	32,909	230,471
	Adana Cimento Sanayi Ticaret A.S.	38,529	20,065

46

	Afyon Cimento Sanayii Ticaret A.S.	32	$30,123
	Akbank T.A.S.	444,884	2,355,057
	Akcansa Cimento Sanayi ve Ticaret A.S.	65,982	304,612
*	Akenerji Elektrik Uretim A.S.	17,034	146,610
	Aksa Akrilik Kimya Sanayii A.S.	68,123	105,130
	Aksigorta A.S.	197,071	978,329
	Alarko Holding A.S.	75,186	175,236
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	34,639	51,848
	Alkim Alkali Kimya A.S.	8,812	56,142
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	167,364
	Anadolu Anonim Turk Sigorta Sirketi A.S.	204,253	263,368
	Anadolu Cam Sanayii A.S.	135,367	330,194
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	114,042	1,257,234
	Anadolu Hayat Sigorta A.S.	53,687	157,300
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,993	88,743
	Arcelik A.S	141,892	799,047
*	Ayen Enerji A.S.	58,827	123,898
	Aygaz A.S.	147,234	512,556
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	151,621
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	51,573	145,511
	Bati Anabolu Cimento A.S.	20,789	150,550
	Bati Soeke Cimento Sanayi A.S.	28,195	57,246
*	Beko Elektronik A.S.	47,876	39,856
	BIM BirlesikMagazalar A.S.	7,894	694,236
	Bolu Cimento Sanayii A.S.	112,064	164,238
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	91,661
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	904	58,342
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	72,392
*	Boyner Buyuk Magazacilik A.S.	20,255	35,985
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	61,478
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	35,439
	Bursa Cimento Fabrikasi A.S.	19,346	149,482
	Celebi Hava Servisi A.S.	7,050	46,328
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	48,048
	Cimsa Cimento Sanayi ve Ticaret A.S.	53,275	309,562
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*	Deva Holding A.S.	24,642	305,874
*	Dogan Gazetecilik A.S.	38,012	80,553
*	Dogan Sirketler Grubu Holding A.S.	741,989	933,578
*	Dogan Yayin Holding A.S.	178,886	452,155
	Dogus Otomotiv Servis ve Ticaret A.S.	64,000	356,407
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	112,192
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	86,277	318,834
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	70,353
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	30,442
	Enka Insaat ve Sanayi A.S.	100,080	1,505,816
	Eregli Demir ve Celik Fabrikalari Turk A.S.	490,690	3,450,323
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	72	40,635
	Ford Otomotiv Sanayi A.S.	63,208	595,585
*	Fortis Bank A.S.	17,634	24,122
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	27,694
*	Global Yatirim Holding A.S.	192,034	183,328
*	Goldas Kuyumculuk Sanayi A.S.	61,429	140,929
*	Goodyear Lastikleri T.A.S.	4,458	47,768
*	GSD Holding A.S.	306,380	247,744

47

*	Gunes Sigorta A.S.	34,974	$46,443
	Hektas Ticaret T.A.S.	29,495	29,862
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	283,068	670,789
*	Ihlas Holding A.S.	393,906	319,953
*	Isiklar Ambalaj A.S.	87,711	56,625
*	Izmir Demir Celik Sanayii A.S.	47,268	89,857
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	52,851	66,681
	Karton Sanayi ve Ticaret A.S.	1,139	50,817
*	Koc Holding A.S. Series B	390,330	1,470,043
	Konya Cimento Sanayii A.S.	2,341	87,953
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	40,748	88,435
	Mardin Cimento Sanayii ve Ticaret A.S.	27,843	141,956
*	Marmari Marti Otel Isletmeleri A.S.	82,260	60,568
	Marshall Boya ve Vernik Sanayii A.S.	2,741	29,028
*	Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	83,920
	Migros Turk A.S.	80,943	1,272,077
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	23,553
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	41,969
*	Net Holding A.S.	200,015	139,388
*	Net Turizm Ticaret ve Sanayi A.S.	68,612	49,269
	Nortel Networks Netas Telekomuenikasyon A.S.	4,770	72,265
	Otobus Karoseri Sanayi A.S.	13,080	182,854
*	Parsan Makina Parcalari Sanayii A.S.	39,195	68,946
	Pinar Entegre Et ve Un Sanayi A.S.	17,450	50,500
	Pinar Sut Mamulleri Sanayii A.S.	25,245	125,691
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	53,699
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,948	98,717
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	18,934
*	Tat Konserve Sanayii A.S.	77,867	177,051
*	Tekstil Bankasi A.S.	116,906	123,209
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	166,700
	Tofas Turk Otomobil Fabrikasi A.S.	136,577	624,657
	Trakya Cam Sanayii A.S.	317,258	617,026
	Tupras-Turkiye Petrol Rafinerileri A.S.	131,509	3,334,154
	Turcas Petrol A.S.	26,242	218,271
*	Turk Demir Dokum Fabrikalari A.S.	18,870	144,777
*	Turk Ekonomi Bankasi A.S.	314,694	502,099
	Turk Sise ve Cam Fabrikalari A.S.	535,432	823,698
	Turkcell Iletisim Hizmetleri A.S.	213,799	2,112,424
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	310,026
	Turkiye Garanti Bankasi A.S.	738,625	4,380,457
	Turkiye Is Bankasi A.S.	844,724	3,874,544
	Ulker Biskuvi Sanayi A.S.	117,417	364,164
	USAS Ucak Servisi A.S.	31,408	41,392
*	Uzel Makina Sanayii A.S.	57,298	65,433
*	Vestel Elektronik Sanayi ve Ticaret A.S.	105,907	174,885
	Yapi Kredi Finansal Kiralama A.S.	41,404	100,272
	Yapi Kredi Sigorta A.S.	27,709	281,339
*	Yapi ve Kredi Bankasi A.S.	291,450	658,780
*	Zorlu Enerji Elektrik Uretim A.S.	46,501	169,584

TOTAL — TURKEY			44,145,369

48

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $8,110,000 FNMA 3.50%, 03/25/33, valued at $1,507,179) to be repurchased at $1,484,364	$1,484	1,484,000

SECURITIES LENDING COLLATERAL — (10.7%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $154,797,691 FHLMC, rates ranging from 5.000% to 7.277%(r), maturities ranging from 07/01/21 to 01/01/38; FNMA 5.662%, 06/01/36; & GNMA 6.000%, 02/15/38, valued at $118,931,679) to be repurchased at $116,630,584	116,600	116,599,685
@ Repurchase Agreement, Merrill Lynch 3.18%, 03/03/08 (Collateralized by $103,966,167 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 04/01/37 to 12/01/37, valued at $102,000,113) to be repurchased at $100,026,500	100,000	100,000,000
TOTAL SECURITIES LENDING COLLATERAL		216,599,685

TOTAL INVESTMENTS - (100.0%)
(Cost $1,571,477,949) ##		$2,017,301,742

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$662,980,665
Level 2 – Other Significant Observable Inputs	1,354,321,077
Level 3 – Significant Unobservable Inputs	—
Total	$2,017,301,742

49

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face Amount ^	Value †
	(000)

AUSTRIA — (6.1%)
BONDS — (6.1%)
Austria Government International Bond
(f) 3.000%, 08/21/09	30,800	$29,740,857
Oesterreichische Kontrollbank AG
(j) 1.800%, 03/22/10	9,062,000	89,007,088
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	103,543,570
TOTAL — AUSTRIA		222,291,515

BELGIUM — (2.5%)
BONDS — (2.5%)
Belgium, Kingdom of
5.750%, 03/28/08	60,000	91,135,327

CANADA — (0.8%)
BONDS — (0.8%)
Ontario, Province of
(j) 1.875%, 01/25/10	2,910,000	28,600,687

DENMARK — (0.9%)
BONDS — (0.9%)
Kommunekredit
(f) 3.000%, 11/19/08	33,000	31,732,431

FRANCE — (4.1%)
BONDS — (4.1%)
Caisse D’Amortissement de la Dette Sociale SA
(t) 5.220%, 05/29/08	7,581	7,007,715
Dexia Municipal Agency
(f) 4.000%, 03/08/10	18,000	17,791,600
Government of France
5.250%, 04/25/08	54,000	82,105,086
IXIS- CIB
2.750%, 06/26/08	12,100	18,276,676
Total Capital SA
(f) 2.375%, 10/01/09	15,000	14,347,410
(f) 1.625%, 07/12/11	9,650	8,973,541
TOTAL — FRANCE		148,502,028

1

GERMANY — (9.5%)
BONDS — (9.5%)
	Bayerische Landesbank
(f)	3.125%, 02/10/09	8,000	$7,708,009
(j)	1.000%, 09/20/10	2,950,000	28,457,121
	Bundesrepublik Deutschland
	4.125%, 07/04/08	36,200	54,984,761
	Kreditanstalt fuer Wiederaufbau
	2.375%, 09/01/08	5,800	8,732,958
(s)	3.750%, 01/28/09	15,560	2,500,691
(j)	1.750%, 03/23/10	750,000	7,369,752
(j)	1.850%, 09/20/10	7,580,000	74,862,295
	Landesbank Banden-Wurttemberg
(t)	5.130%, 09/24/08	10,370	9,503,570
	3.625%, 10/15/08	12,272	18,541,079
	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.000%, 07/04/08	40,000	60,455,260
(t)	5.000%, 08/11/08	8,000	7,341,961
	Norddeutsche Landesbank Girozentrale AG
(j)	0.900%, 02/08/10	6,700,000	64,640,586
TOTAL — GERMANY			345,098,043

JAPAN — (3.0%)
BONDS — (3.0%)
	Japan Finance Corp. for Municipal Enterprises
	1.550%, 02/21/12	10,968,000	108,717,278

NETHERLANDS — (2.9%)
BONDS — (2.9%)
	Nederlandse Waterschapsbank NV
(f)	3.500%, 10/29/09	3,000	2,923,705
	Rabobank Nederland
(s)	2.250%, 05/08/09	37,000	5,840,457
(j)	0.800%, 02/03/11	10,185,000	97,707,374
TOTAL — NETHERLANDS			106,471,536

NORWAY — (3.0%)
BONDS — (3.0%)
	Eksportfinans
(e)	3.500%, 04/16/08	6,096	9,244,190
(f)	2.000%, 03/17/09	17,000	16,194,514
(j)	1.800%, 06/21/10	7,298,000	71,760,365
	Kommunalbanken
(t)	5.010%, 05/28/08	14,500	13,402,842
TOTAL — NORWAY			110,601,911

SPAIN — (0.8%)
BONDS — (0.8%)
	Instituto de Credito Oficial
(j)	1.500%, 09/20/12	2,980,000	29,389,271

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.9%)
BONDS — (2.9%)
	African Development Bank
(f)	1.500%, 04/11/08	4,000	3,835,235
(j)	1.950%, 03/23/10	1,000,000	9,827,826

2

	European Investment Bank
(j)	1.250%, 09/20/12	9,475,000	$92,359,954
	Oresundsbro Konsortiet
(s)	6.000%, 04/20/09	9,000	1,481,383
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			107,504,398

SWEDEN — (1.7%)
BONDS — (1.7%)
	Kommuninvest
(t)	5.200%, 04/28/08	9,500	8,803,429
(t)	5.140%, 10/30/08	6,090	5,566,846
(t)	5.050%, 02/24/09	11,650	10,564,517
	4.100%, 05/11/09	156,000	25,157,767
(f)	2.250%, 12/14/09	9,260	8,851,712
	Svensk Exportkredit AB
(d)	5.375%, 10/15/09	6,790	1,409,975
TOTAL — SWEDEN			60,354,246

SWITZERLAND — (0.2%)
BONDS — (0.2%)
	UBS AG
	0.875%, 12/29/09	6,700	6,163,897

UNITED KINGDOM — (1.7%)
BONDS — (1.7%)
	BP Capital Markets P.L.C.
(f)	1.250%, 12/29/09	61,500	57,739,033
	Nework Rail Infrastructure Finance P.L.C.
	4.500%, 03/14/08	2,500	4,964,942
TOTAL — UNITED KINGDOM			62,703,975

UNITED STATES — (59.3%)
BONDS — (25.7%)
	American Express Credit Floating Rate Note
(r)	5.858%, 04/06/09	20,000	19,643,800
	American International Group, Inc.
(j)	1.400%, 04/03/12	5,000,000	45,198,816
	Bank of America Corp.
(e)	3.625%, 03/03/08	17,600	26,719,296
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	90,000	89,182,710
	General Electric Capital Corp.
(s)	3.250%, 01/28/10	37,640	5,934,803
(j)	1.450%, 11/10/11	10,283,000	98,598,024
	Hewlett-Packard Co. Floating Rate Note
(r)	5.051%, 06/15/10	80,000	79,393,840
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	46,600	46,712,632
	John Deere Capital Corp. Floating Rate Note
(r)	3.530%, 02/26/10	87,900	87,803,310
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,751,510
	Paccar Financial Corp. Floating Rate Note
(r)	5.494%, 12/03/10	47,900	47,699,586

3

Toyota Motor Credit Corp.
(t) 4.940%, 09/22/08	7,000	$6,406,244
(j) 0.550%, 06/30/10	4,423,000	42,219,619
(j) 1.300%, 03/16/12	6,490,000	63,299,396
Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	95,000	94,707,210
Wells Fargo Bank & Co. Floating Rate Note
(r) 5.380%, 09/23/09	90,000	90,132,030
TOTAL BONDS		933,402,826

COMMERCIAL PAPER — (17.0%)
Allianz Finance Corp.
3.030%, 03/18/08	31,350	31,301,721
Archer-Daniels-Midland Co.
2.930%, 03/27/08	89,100	88,892,174
2.990%, 04/01/08	12,000	11,966,869
AstraZeneca P.L.C.
4.270%, 03/06/08	12,000	11,993,880
Caisse Centrale Desjardins Du Quebec
3.010%, 05/23/08	22,600	22,440,008
Electricite de France
4.400%, 03/03/08	25,000	24,993,625
ING America Insurance Holdings
3.000%, 03/13/08	61,000	60,932,266
KFW International Finance, Inc.
3.000%, 03/10/08	18,000	17,984,660
Kreditanstalt fuer Wiederaufbau
2.970%, 03/06/08	12,000	11,992,837
National Rural Utilities
2.940%, 03/07/08	64,700	64,661,128
3.050%, 03/10/08	15,000	14,987,091
New Center Asset Trust
3.150%, 03/07/08	76,000	75,946,944
Nstar Electric Co.
2.950%, 03/06/08	34,000	33,982,490
2.960%, 03/10/08	13,500	13,488,382
NYSE Euronext
2.960%, 03/03/08	90,000	89,977,050
Total Capital SA
4.250%, 03/31/08	44,000	43,883,378
TOTAL COMMERCIAL PAPER		619,424,503

U.S. TREASURY OBLIGATIONS — (16.6%)
U.S. Treasury Notes
4.875%, 06/30/12	117,000	129,065,625
4.625%, 07/31/12	144,200	157,662,368
4.375%, 08/15/12	45,600	49,511,614
4.125%, 08/31/12	125,000	134,101,500
4.250%, 09/30/12	122,900	132,568,789
TOTAL U.S. TREASURY OBLIGATIONS		602,909,896

TOTAL — UNITED STATES		2,155,737,225

4

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $25,915,000 FNMA 4.50%, 10/01/35, valued at $21,328,142) to be repurchased at $21,014,147	$21,009	$21,009,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,438,416,380)##		$3,636,012,768

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	—	—
Level 2 – Other Significant Observable Inputs	$3,636,012,768	$(66,244,013)
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,636,012,768	$(66,244,013)

5

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At February 29, 2008, the Fund consists of fifty operational portfolios, of which seven are included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and DFA Real Estate Securities Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Global Fixed Income Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was:

U.S. Core Equity 1 Portfolio	$1,543,184,273
U.S. Core Equity 2 Portfolio	3,505,530,281
DFA Real Estate Securities Portfolio	3,071,663,716
Large Cap International Portfolio	1,764,920,931
International Core Equity Portfolio	2,798,241,013
Emerging Markets Core Equity Portfolio	1,571,699,070
DFA Five-Year Global Fixed Income Portfolio	3,438,416,380

13

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$8,681
	Banco Macro SA	233,024	556,368
	BBVA Banco Frances SA	130,508	343,975
*	Capex SA Series A	131,575	979,163
*	Celulosa Argentina SA Series B	14,412	23,373
*	Central Puerto SA Series B	125,000	228,682
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	800,934
	Dycasa SA Series B	55,000	77,597
*	Endesa Costanera SA Series B	261,000	343,953
*	IRSA Inversiones y Representaciones SA	1,186,421	1,618,683
*	Juan Minetti SA	769,693	560,862
	Ledesma S.A.A.I.	885,405	1,504,502
*	MetroGas SA Series B	176,000	68,763
*	Molinos Rio de la Plata SA Series B	502,274	2,016,883
*	Petrobras Energia Participacio	518,520	607,754
*	Polledo SA Industria Constructora y FinancierA	50,000	9,519
	Siderar S.A.I.C. Series A	494,314	4,077,132
	Solvay Indupa S.A.I.C.	1,229,322	2,066,023
	Tenaris SA	140,000	3,103,876
*	Transportadora de Gas del Sur SA Series B	364,679	348,283
TOTAL COMMON STOCKS			19,345,006

RIGHTS/WARRANTS — (0.0%)
*	Cresud SA Comercial Industrial Financiera y Agropecuaria Rights 03/18/08	461,252	71,512

TOTAL — ARGENTINA			19,416,518

BRAZIL — (9.6%)
COMMON STOCKS — (1.4%)
	Companhia Siderurgica Nacional SA	2,794,200	104,259,961
	Eternit SA	829,920	3,543,269
*	Globex Utilidades SA	45,131	840,652
	Industrias Romi SA	82,800	827,461
	Perdigao SA	7,171	174,329
#	Perdigao SA ADR	321,626	15,373,723
TOTAL COMMON STOCKS			125,019,395

PREFERRED STOCKS — (8.2%)
#	Aracruz Celulose SA Sponsored ADR	112,740	8,166,886
	ArcelorMittal Inox Brasil SA	413,076	23,512,918
	Braskem SA Preferred A	1,479,200	12,543,154

1

#	Braskem SA Special Preferred A Sponsored ADR	506,100	$8,548,029
	Centrais Electricas de Santa Catarina SA	259,400	6,325,856
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	6,325,717
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	73,900	3,206,521
	Companhia de Tecidos Norte de Minas	529,350	2,989,352
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	1,954,890	6,357,930
	Duratex SA	805,100	16,424,783
	Forjas Taurus SA	591,500	3,161,942
	Gerdau SA	1,222,542	39,985,097
#	Gerdau SA Sponsored ADR	1,259,570	41,276,109
*	Inepar Industria e Construcoes SA	7,896	193,770
	Investimentos Itau SA	5,990,063	38,077,687
	Klabin SA	4,779,704	16,166,937
	Magnesita SA Series A	140,483,000	4,671,967
	Mahle-Metal Leve SA Industria e Comercio	4,000	72,852
	Marcopolo SA	1,454,700	6,047,271
	Metalurgica Gerdau SA	2,366,200	104,240,967
* #	Net Servicos de Comunicacao SA Preferred ADR	302,363	3,307,851
	Sadia SA	3,082,282	17,424,526
#	Sadia SA ADR	1,250,066	21,113,615
*	Santista Textil SA	29,600	452,113
	Sao Paulo Alpargatas SA	37,800	2,342,523
	Suzano Papel e Celullose SA	2,299,139	35,960,160
	Suzano Petroquimica SA	1,016,323	6,184,119
	Telemar Norte Leste SA	631,500	34,937,697
	Ultrapar Participacoes SA	170,741	6,380,954
#	Ultrapar Participacoes SA Sponsored ADR	128,400	4,776,480
	Uniao de Industrias Petroquimicas SA Series B	5,879,158	5,631,977
	Usinas Siderurgicas de Minas Gerais SA Series A	3,180,037	184,284,564
	Votorantim Celulose e Papel SA	629,975	19,751,212
#	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	37,154,260
	Whirlpool SA	72,600	148,969
TOTAL PREFERRED STOCKS			728,146,765

TOTAL — BRAZIL			853,166,160

CHILE — (2.5%)
COMMON STOCKS — (2.4%)
	Banco de Credito e Inversiones SA Series A	81,935	2,703,233
	Cap SA	199,310	6,290,770
	Cementos Bio-Bio SA	665,307	1,580,406
	Compania Cervecerias Unidas SA	143,000	990,762
	Compania Cervecerias Unidas SA ADR	4,000	132,880
	Compania de Consumidores de Gas Santiago SA	124,667	593,652
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,058,671
	Compania de Telecomunicaciones de Chile SA Series B	372,166	671,233
*	Compania SudAmericana de Vapores SA	7,770,771	15,365,497
	Compania Telecomunicaciones de Chile SA Sponsored ADR	1,712,478	13,716,949
	CorpBanca SA	1,044,617,607	6,892,891
#	Corpbanca SA ADR	30,058	988,006
	Cristalerias de Chile SA	264,624	3,130,729
	CTI SA (Cia Tecno Industrial)	4,900,000	220,939
#	Distribucion y Servicio D&S SA ADR	11,500	296,815

2

	Empresa Nacional de Electricidad SA	2,694,503	$3,852,253
	Empresa Nacional de Telecomunicaciones SA	116,880	2,056,589
	Empresas CMPC SA	729,964	27,856,319
	Empresas Copec SA	1,119,488	19,205,997
	Empresas Iansa SA	24,637,401	1,869,549
	Enersis SA	31,903,095	10,174,747
#	Enersis SA Sponsored ADR	4,542,672	71,637,937
	Industrias Forestales SA	3,436,382	969,352
	Inversiones Frimetal SA	4,900,000	—
	Madeco SA	38,949,259	4,416,220
	Madeco SA Sponsored ADR	209,822	2,295,453
	Masisa SA	9,423,699	2,000,191
	Minera Valparaiso SA	7,500	236,721
	Parque Arauco SA	2,474,668	2,748,724
	Soquimic Comercial SA	198,000	99,294
	Vina de Concha y Toro SA	272,412	550,636
*	Vina San Pedro SA	79,756,271	657,838
	Watt’s SA	163,489	129,454
TOTAL COMMON STOCKS			209,390,707

PREFERRED STOCKS — (0.1%)
	Sociedad Quimica y Minera de Chile SA Series A	43,364	1,154,084
	Sociedad Quimica y Minera de Chile SA Series B	481,533	9,373,292
TOTAL PREFERRED STOCKS			10,527,376

TOTAL — CHILE			219,918,083

CHINA — (8.3%)
COMMON STOCKS — (8.3%)
	AMVIG Holdings, Ltd.	2,060,000	2,256,162
* #	AviChina Industry and Technology Co., Ltd.	12,696,000	3,211,381
* #	Bank of China, Ltd.	121,590,000	50,930,584
* #	Baoye Group Co., Ltd.	1,674,000	1,417,070
* #	Beijing Capital Land, Ltd.	8,428,000	4,135,646
	Beijing Enterprises Holdings, Ltd.	4,896,000	20,106,219
* #	Brilliance China Automotive Holdings, Ltd.	35,976,000	7,104,004
#	Byd Co., Ltd.	915,800	1,713,801
	Catic Shenzhen Holdings, Ltd.	1,600,000	1,218,467
	Chaoda Modern Agriculture	22,612,650	25,374,023
* #	China Aerospace International Holdings, Ltd.	17,891,600	2,296,514
* #	China Everbright, Ltd.	4,028,000	9,218,909
* #	China Foods, Ltd.	12,540,000	7,650,001
#	China Green (Holdings), Ltd.	2,685,000	3,084,846
* #	China Haidian Holdings, Ltd.	9,260,000	853,903
* #	China Mining Resources Group, Ltd.	19,966,000	2,938,168
* #	China Pharmaceutical Group, Ltd.	10,720,000	3,251,609
#	China Rare Earth Holdings, Ltd.	8,114,700	1,801,818
	China Resources Enterprise, Ltd.	10,931,000	38,806,856
	China Shineway Pharmaceutical Group, Ltd.	66,000	42,103
#	China Shipping Container Lines Co., Ltd.	37,648,150	16,695,208
	China Travel International Investment Hong Kong, Ltd.	36,778,000	19,808,420
	China Unicom, Ltd.	2,392,000	5,128,674
	China Unicom, Ltd. ADR	2,294,300	48,707,989
* #	Chongqing Iron and Steel Co., Ltd.	3,448,000	1,422,404

3

	Citic Pacific, Ltd.	10,259,000	$55,539,416
	CNPC (Hong Kong), Ltd.	32,110,000	17,695,903
	Comba Telecom Systems Holdings, Ltd.	5,404,000	1,463,948
	COSCO International Holdings, Ltd.	1,612,000	1,268,083
	COSCO Pacific, Ltd.	14,320,000	30,922,705
* #	Dalian Port (PDA) Co., Ltd.	9,814,000	5,822,567
	Denway Motors, Ltd.	63,186,000	31,938,854
#	Digital China Holdings, Ltd.	1,170,000	885,975
*	Dongfeng Motor Corp.	37,022,000	22,575,026
#	Dynasty Fine Wines Group, Ltd.	5,662,000	1,484,703
*	Enerchina Holdings, Ltd.	5,215,500	191,501
*	First Tractor Co., Ltd.	3,695,176	2,614,359
* #	Founder Holdings, Ltd.	3,334,000	183,904
#	Geely Automobile Holdings, Ltd.	22,435,000	2,294,225
	Global Bio-Chem Technology Group Co., Ltd.	16,242,000	6,690,276
* #	Great Wall Motor Co., Ltd.	2,396,000	2,780,547
* #	Great Wall Technology Co., Ltd.	2,476,000	656,041
* #	Guangshen Railway Co., Ltd. Sponsored ADR	331,823	10,684,701
*	Guangzhou Pharmaceutical Co., Ltd.	2,018,000	1,690,097
#	Hainan Meilan International Airport Co., Ltd.	1,552,000	1,804,316
#	HKC (Holdings), Ltd.	27,963,000	6,252,891
#	Hopson Development Holdings, Ltd.	3,874,000	6,442,420
* #	Hunan Non-Ferrous Metal Corp., Ltd.	19,992,000	10,177,113
*	Industrial and Commercial Bank of China (Asia), Ltd.	1,940,000	1,345,893
* #	Jingwei Textile Machinery Co., Ltd.	552,000	189,554
#	Lianhua Supermarket Holdings Co., Ltd.	1,541,000	2,147,473
* #	Lingbao Gold Co., Ltd.	1,790,000	1,063,641
* #	Maanshan Iron and Steel Co., Ltd.	22,348,000	13,906,693
	Minmetals Resources, Ltd.	12,844,000	5,830,954
#	Neo-China Land Group (Holdings), Ltd.	9,602,000	6,280,979
#	PetroChina Co., Ltd. ADR	35,300	5,182,746
*	Qingling Motors Co., Ltd.	7,954,000	1,416,416
* #	Semiconductor Manufacturing International Corp	116,339,000	9,334,545
*	Semiconductor Manufacturing International Corp. ADR	907,264	3,665,347
* #	Shanghai Electric Group Co., Ltd.	35,466,000	25,102,567
	Shanghai Industrial Holdings, Ltd.	7,658,000	31,228,528
* #	Shanghai Prime Machinery Co., Ltd.	4,324,000	1,371,270
	Shenzhen International Holdings, Ltd.	101,682,500	11,231,862
	Shenzhen Investment, Ltd.	28,998,000	15,480,459
*	Shenzhou International Group	917,000	312,635
	Shimao Property Holdings, Ltd.	9,178,000	18,362,869
	SinoCom Software Group, Ltd.	585,000	118,491
#	Sinolink Worldwide Holdings, Ltd.	15,562,000	2,608,946
	Sinopec Kantons Holdings, Ltd.	4,690,800	851,253
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	95,022	4,427,075
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	17,908,000	5,254,523
	Sinotrans, Ltd.	22,487,000	6,965,497
#	Skyworth Digital Holdings, Ltd.	11,947,100	1,320,653
#	SRE Group, Ltd.	16,160,053	3,326,377
#	Stone Group Holdings, Ltd.	11,154,000	883,455
* #	TCL Communication Technology Holdings, Ltd.	15,056,000	561,590
* #	TCL Multimedia Technology Holdings, Ltd.	45,152,400	2,590,351
* #	Tianjin Capital Environmental Protection	3,784,000	1,711,904
	TPV Technology, Ltd.	16,916,000	10,137,976
*	Travelsky Technology, Ltd.	6,843,000	5,743,147

4

* #	Weiqiao Textile Co., Ltd.	5,494,500	$7,629,531
* #	Xiamen International Port Co., Ltd.	5,734,000	1,843,961
* #	Xiwang Sugar Holdings Co., Ltd.	4,557,952	2,091,313
* #	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	89,071	7,329,653
*	Zhejiang Glass Co., Ltd.	1,669,000	1,474,866
* #	ZTE Corp.	1,849,400	10,015,041
TOTAL COMMON STOCKS			731,574,384

RIGHTS/WARRANTS — (0.0%)
* #	HKC (Holdings), Ltd. Warrants 11/30/09	1,674,100	77,452
*	Shanghai Industrial Holdings, Ltd. Rights 03/16/09	62,000	—
TOTAL RIGHTS/WARRANTS			77,452

TOTAL — CHINA			731,651,836

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
	CEZ A.S.	74,076	5,465,238
	Telefonica 02 Czech Republic A.S.	1,166,446	36,559,321
* #	Unipetrol A.S.	673,738	11,443,059

TOTAL — CZECH REPUBLIC			53,467,618

HUNGARY — (2.0%)
COMMON STOCKS — (2.0%)
* #	Danubius Hotel & Spa NYRT	138,417	6,063,815
#	Egis Gyogyszergyar NYRT	115,885	11,886,863
* #	Fotex NYRT	999,439	3,954,137
#	MOL Hungarian Oil & Gas NYRT	1,046,802	142,602,660
*	Pannonplast NYRT	550,140	4,884,337
*	RABA Automotive Holding NYRT	255,327	2,682,926
*	Synergon Information Systems	75,249	673,713
*	Tiszai Vegyi Kombinat NYRT	237,913	7,767,027
	Zwack Unicum NYRT	387	35,125

TOTAL — HUNGARY			180,550,603

INDIA — (11.1%)
COMMON STOCKS — (11.1%)
*	Abhishek Industries, Ltd.	92,524	44,232
	Adani Enterprises, Ltd.	643,601	10,965,326
	Aditya Birla Nuvo, Ltd.	159,991	6,714,115
	Adlabs Films, Ltd.	86,755	1,785,875
	Aftek, Ltd.	866,625	1,117,474
*	Agro Tech Foods, Ltd.	136,705	537,922
	Alembic, Ltd.	619,600	833,832
	Alok Industries, Ltd.	736,832	1,254,701
	Ambuja Cements, Ltd.	3,753,732	11,202,006
	Amtek Auto, Ltd.	314,027	2,356,284
	Apollo Hospitals Enterprise, Ltd.	138,288	1,688,144
	Apollo Tyres, Ltd.	1,751,970	1,891,185
*	Arvind Mills, Ltd.	1,330,891	1,604,191
	Ashok Leyland, Ltd.	6,035,668	5,541,881
	Aurobindo Pharma, Ltd.	215,126	1,739,330

5

	Avaya GlobalConnect, Ltd.	21,933	$112,822
	Axis Bank, Ltd.	1,253,001	31,366,911
	Aztecsoft, Ltd.	154,842	303,442
	Bajaj Auto Finance, Ltd.	89,482	930,814
	Bajaj Auto, Ltd.	66,284	3,727,437
	Bajaj Hindusthan, Ltd.	378,146	2,293,537
	Balaji Telefilms, Ltd.	204,578	1,064,198
	Ballarpur Industries, Ltd.	886,062	3,031,410
	Balmer Lawrie & Co., Ltd.	48,430	476,086
*	Balrampur Chini Mills, Ltd.	203,381	466,706
	Bank of Maharashtra, Ltd.	410,000	555,892
	Bank of Rajasthan, Ltd.	439,521	1,849,004
	BASF India, Ltd.	99,750	577,873
*	Bata India, Ltd.	98,732	399,684
	BEML, Ltd.	104,405	3,072,529
	Bharat Forge, Ltd.	160,000	1,142,374
	Bharati Shipyard, Ltd.	30,210	474,234
	Bhushan Steel & Strips, Ltd.	146,706	3,656,518
	Biocon, Ltd.	197,567	2,165,621
	Blue Star Infotech, Ltd.	12,900	24,356
	BOC India, Ltd.	300,919	1,174,080
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	1,087,715
	Ceat, Ltd.	102,352	348,140
	Century Enka, Ltd.	133,495	415,711
	Century Textiles & Industries, Ltd.	191,952	3,794,383
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	3,245,081
*	Chi Investments, Ltd.	34,117	—
	Cholamandalam DBS Finance, Ltd.	477	2,508
	City Union Bank, Ltd.	839,100	797,480
	Clariant Chemicals (India), Ltd.	2,398	15,742
	Coromandel Fertilisers, Ltd.	136,536	428,587
	Cranes Software International, Ltd.	313,759	970,965
	Cummins India, Ltd.	50,000	413,432
*	Dabur Pharma, Ltd.	55,164	86,173
	Dalmia Cement (Bharat), Ltd.	28,800	259,823
	DCM Shriram Consolidated, Ltd.	210,988	373,288
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	1,243,351
	Dhampur Sugar Mills, Ltd.	91,465	135,062
*	Dish TV India, Ltd.	617,884	924,011
	D-Link (India), Ltd.	118,369	250,192
	Dr. Reddy’s Laboratories, Ltd.	617,398	8,758,854
	E.I.D. - Parry (India), Ltd.	357,212	1,595,453
	Eicher Motors, Ltd.	28,098	195,276
	EIH, Ltd.	881,287	3,747,900
	Elder Pharmaceuticals, Ltd.	97,715	912,397
	Electrosteel Casings, Ltd.	513,690	732,205
	Elgi Equipments, Ltd.	174,405	252,584
*	Escorts, Ltd.	388,991	1,011,945
*	Essel Propack, Ltd.	442,637	505,210
*	Eveready Industries (India), Ltd.	351,390	438,828
	Everest Industries, Ltd.	23,275	60,609
	Exide Industries, Ltd.	1,150,517	2,126,110
	FDC, Ltd.	179,858	142,334
	Federal Bank, Ltd.	1,021,848	7,441,356
	Finolex Cables, Ltd.	537,055	1,170,732

6

	Finolex Industries, Ltd.	695,629	$1,307,201
	Gammon India, Ltd.	111,404	1,357,031
	Garden Silk Mills, Ltd.	52,000	83,505
	Geometric, Ltd.	73,022	121,818
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	84,511
*	Goetze (India), Ltd.	9,785	21,422
	Graphite India, Ltd.	44,000	58,317
	Great Eastern Shipping Co., Ltd.	825,643	8,443,478
	Great Offshore, Ltd.	136,410	2,806,992
	GTL, Ltd.	697,870	4,295,653
	Gujarat Alkalies & Chemicals, Ltd.	471,803	2,003,005
	Gujarat Fluorochemicals, Ltd.	101,490	617,253
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	2,896,955
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	2,943,137
	H.E.G., Ltd.	129,459	1,054,295
	HCL Infosystems, Ltd.	174,000	906,599
	HCL Technologies, Ltd.	349,200	2,382,960
	HDFC Bank, Ltd.	241,906	8,645,436
*	Himachal Futuristic Communications, Ltd.	504,605	284,908
	Himatsingka Seide, Ltd.	137,216	271,553
	Hinduja Ventures, Ltd.	65,909	881,346
	Hindustan Construction Co., Ltd.	1,016,128	4,136,101
*	Hindustan Motors, Ltd.	383,680	369,119
	Hindustan Sanitaryware & Industries, Ltd.	24,608	34,898
	Hotel Leelaventure, Ltd.	1,602,335	2,006,188
	HTMT Global Solutions, Ltd.	65,909	493,888
	ICI India, Ltd.	47,767	667,166
	ICICI Bank Sponsored ADR	949,468	49,220,421
	iGate Global Solutions, Ltd.	20,446	209,493
	India Cements, Ltd.	1,297,654	6,669,920
	India Glycols, Ltd.	115,658	806,818
	Indiabulls Financial Services, Ltd.	6,234	94,029
*	Indiabulls Sec	6,234	18,796
	Indian Hotels Co., Ltd.	2,942,890	9,113,723
	Indian Oil Corp., Ltd.	8,798	121,361
	Indo Rama Synthetics (India), Ltd.	202,314	218,593
	Indoco Remedies, Ltd.	500	3,422
	IndusInd Bank, Ltd.	1,816,067	4,438,685
	Industrial Development Bank of India, Ltd.	3,178,422	9,233,005
	Ipca Laboratories, Ltd.	94,786	1,466,331
	IVRCL Infrastructures & Projects, Ltd.	34,169	394,318
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	550,581
	Jammu & Kashmir Bank, Ltd.	222,503	3,872,903
	JBF Industries, Ltd.	35,983	126,753
	Jet Airways (India), Ltd.	244,572	4,418,879
	Jindal Poly Films, Ltd.	21,594	116,891
*	Jindal Saw, Ltd.	162,712	3,500,616
	Jindal Stainless, Ltd.	774,612	2,983,367
	Jindal Steel & Power, Ltd.	566,145	32,003,820
	JK Tyre and Industries, Ltd.	119,005	409,632
	JSW Steel, Ltd.	1,091,845	28,583,617
	Jubilant Organosys, Ltd.	138,688	1,226,985
	Karnataka Bank, Ltd.	256,552	1,663,536
	Karur Vysya Bank, Ltd.	87,485	934,804
	Kesoram Industries, Ltd.	204,223	2,022,909

7

#	Kingway Brewery Holdings, Ltd.	7,730,000	$1,900,939
	Kirloskar Oil Engines, Ltd.	458,360	1,279,642
	Kohinoor Foods, Ltd.	95,364	260,665
*	Konark Minerals, Ltd.	246,234	37,229
	Lanxess ABS, Ltd.	32,052	158,057
	LIC Housing Finance, Ltd.	423,699	3,203,916
	Maharashtra Scooters, Ltd.	13,612	109,574
	Mahindra & Mahindra, Ltd.	556,166	9,470,186
	Maruti Suzuki India, Ltd.	544,780	11,632,904
	Mastek, Ltd.	83,250	559,892
*	Matrix Laboratories, Ltd.	490,684	2,315,288
*	Megasoft, Ltd.	60,998	160,511
	Mercator Lines, Ltd.	153,434	382,168
	Merck, Ltd.	29,241	256,942
	MIRC Electronics, Ltd.	229,924	130,980
	Mirza International, Ltd.	5,000	2,487
	Monnet Ispat, Ltd.	25,865	291,930
	Monsanto India, Ltd.	1,217	54,183
	Moser Baer (India), Ltd.	872,302	3,787,950
	Mphasis, Ltd.	292,087	1,635,901
	MRF, Ltd.	17,453	1,958,925
	Mukand, Ltd.	379,410	927,251
	Mukta Arts, Ltd.	30,300	106,907
	Nagarjuna Construction Co., Ltd.	574,251	3,831,093
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	3,705,832
*	Nahar Capital & Financial Services, Ltd.	51,549	—
	Nahar Spinning Mills, Ltd.	51,549	87,367
	Natco Pharma, Ltd.	110,241	300,749
	Navneet Publications (India), Ltd.	118,740	355,891
*	Netflier Finco, Ltd.	39,668	36,670
	NIIT Technologies, Ltd.	190,440	611,578
	NIIT, Ltd.	149,557	455,672
	Nirma, Ltd.	280,992	1,278,455
	NOCIL, Ltd.	1,279,177	962,944
	OCL India, Ltd.	82,078	444,365
*	OCL Iron & Steel, Ltd.	246,234	37,229
	Omax Autos, Ltd.	64,810	89,807
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,765,572
	Patni Computer Systems, Ltd.	315,650	1,862,704
	Petronet LNG, Ltd.	1,859,989	3,369,543
	Polaris Software Lab, Ltd.	396,842	861,165
	Prism Cements, Ltd.	358,139	423,859
	PSL, Ltd.	62,792	581,009
	PTC India, Ltd.	64,837	188,344
*	Punjab Tractors, Ltd.	72,971	509,566
*	Rain Commodities, Ltd.	215,083	1,115,800
	Rallis India, Ltd.	15,926	168,212
	Raymond, Ltd.	288,315	2,423,604
*	REI Agro, Ltd.	195,681	7,044,680
	Reliance Capital, Ltd.	339,307	15,159,091
	Reliance Communications, Ltd.	4,291,822	60,800,741
	Reliance Industries, Ltd.	4,804,665	292,306,408
*	Reliance Natural Resources, Ltd.	3,800,245	12,381,843
	Rico Auto Industries, Ltd.	160,452	137,826
	Rolta India, Ltd.	643,272	4,788,838

8

	Ruchi Soya Industries, Ltd.	941,355	$2,758,244
*	SEAMEC, Ltd.	51,335	215,348
	Sesa GOA, Ltd.	8,700	743,560
	Shasun Chemicals & Drugs, Ltd.	94,986	143,363
	Shriram Transport Finance Co., Ltd.	105,855	1,017,124
*	Sicagen India, Ltd.	3,414	—
*	Sical Logistics, Ltd.	3,414	18,495
	SKF India, Ltd.	10,201	90,310
	Sona Koyo Steering Systems, Ltd.	59,284	76,043
	Sonata Software, Ltd.	457,576	451,737
	South India Bank, Ltd.	219,375	983,430
	SREI Infrastructure Finance, Ltd.	692,456	3,259,878
	SRF, Ltd.	266,306	770,689
*	Sterlite Industries (India), Ltd. Series A	1,436,564	29,627,688
	Sterlite Technologies, Ltd.	274,890	1,370,380
	Strides Arcolab, Ltd.	126,300	495,208
	Subros, Ltd.	73,890	81,877
	Sundram Fastners, Ltd.	38,520	37,254
	Supreme Petrochem, Ltd.	101,631	62,838
*	Swaraj Engines, Ltd.	14,132	102,884
	Syndicate Bank	1,271,548	3,047,127
	Tata Chemicals, Ltd.	1,092,020	8,832,777
	Tata Communications, Ltd.	929,481	10,217,696
#	Tata Communications, Ltd. ADR	37,900	939,920
	Tata Investment Corp., Ltd.	57,960	815,516
	Tata Metaliks, Ltd.	26,681	105,633
	Tata Motors, Ltd.	405,012	6,980,661
	Tata Steel, Ltd. (6101156)	2,285,578	45,128,179
*	Tata Steel, Ltd. (B28Z5L6)	1,714,184	5,722,871
	Tata Tea, Ltd.	166,270	3,364,417
	Tele Data Informatics, Ltd.	534,517	278,167
*	Teledata Marine Solutions, Ltd.	267,258	228,754
*	Teledata Technology Solution	267,258	228,754
	Trent, Ltd.	14,497	205,324
	Tube Investments of India, Ltd.	486,775	738,376
	TVS Motor Co., Ltd.	1,082,101	1,156,728
	Ucal Fuel Systems, Ltd.	24,245	46,553
	Unichem Laboratories, Ltd.	64,206	241,485
	United Phosphorus, Ltd.	176,000	1,450,820
	Usha Martin, Ltd.	1,017,075	2,417,653
*	Uttam Galva Steels, Ltd.	305,386	345,501
	Vardhman Textiles, Ltd.	88,383	258,875
	Varun Shipping Co.	549,032	1,056,707
	Videocon Industries, Ltd.	35,767	370,190
*	Welspun India, Ltd.	37,142	56,978
	Welspun-Gujarat Stahl Rohren, Ltd.	572,923	6,193,367
*	Wire & Wireless India, Ltd.	434,815	509,310
	Wockhardt, Ltd.	103,639	857,301
	Wyeth, Ltd.	6,540	81,661
	Zee Entertainment Enterprises, Ltd.	1,795,929	10,667,014
*	Zee News, Ltd.	726,155	916,244
	Zensar Technologies, Ltd.	68,072	214,816
	Zuari Industries, Ltd.	127,958	980,654
TOTAL COMMON STOCKS			982,297,669

9

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	$276,913

RIGHTS/WARRANTS — (0.0%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	130	210
*	Indian Hotels Co., Ltd. Rights 03/28/08 (CH3342167)	588,578	813,404
*	Indian Hotels Co., Ltd. Rights 03/28/08 (RB1FRT61)	294,289	—
TOTAL RIGHTS/WARRANTS			813,614

TOTAL — INDIA			983,388,196

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Agis Tbk	2,012,000	78,275
*	PT Apac Citra Centretex Tbk	774,000	8,965
	PT Apexindo Pratama Tbk	3,576,500	702,824
*	PT Asahimas Flat Glass Tbk	5,333,500	1,804,935
	PT Astra Graphia Tbk	18,779,000	1,051,559
	PT Astra International Tbk	13,431,500	40,301,290
*	PT Bakrie & Brothers Tbk	200,594,500	7,428,657
*	PT Bakrieland Development Tbk	83,941,750	5,996,412
	PT Bank Niaga Tbk	59,850,500	4,881,332
*	PT Bank Pan Indonesia Tbk	141,853,326	9,897,778
	PT Berlian Laju Tanker Tbk	54,456,800	14,292,604
	PT Bhakti Investama Tbk	57,861,675	4,476,843
	PT Budi Acid Jaya Tbk	19,230,000	590,698
	PT Charoen Pokphand Indonesia Tbk	32,617,666	3,455,673
*	PT Ciputra Surya Tbk	17,718,000	1,488,262
*	PT Clipan Finance Indonesia Tbk	12,461,000	411,315
*	PT Davomas Adabi Tbk	142,035,000	4,519,566
*	PT Dynaplast Tbk	3,040,000	251,517
	PT Enseval Putera Megatrading Tbk	11,535,000	790,036
*	PT Ever Shine Textile Tbk	19,347,215	161,138
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,045,500	1,764,076
*	PT Hero Supermarket Tbk	220,000	110,425
*	PT Holcim Indonesia Tbk	12,501,000	1,856,053
	PT Indofood Sukses Makmur Tbk	25,723,500	8,064,642
	PT Indo-Rama Synthetics Tbk	7,901,320	570,595
	PT International Nickel Indonesia Tbk	67,860,000	69,105,106
	PT Jaya Real Property Tbk	25,947,500	3,467,565
*	PT Kawasan Industry Jababeka Tbk	104,408,000	1,941,615
	PT Lautan Luas Tbk	2,102,000	97,744
	PT Lippo Karawaci Tbk	76,640,000	6,114,872
	PT Matahari Putra Prima Tbk	29,674,400	1,961,289
	PT Mayorah Indah Tbk	8,807,572	1,432,213
	PT Medco Energi International Tbk	31,249,000	13,814,793
	PT Mitra Adiperkasa Tbk	3,033,000	216,767
*	PT Modern Photo Tbk	1,266,500	68,460
*	PT Panasia Indosyntec Tbk	403,200	20,016
*	PT Panin Insurance Tbk	30,688,500	884,918
*	PT Panin Life Tbk	38,423,500	680,710
	PT Petrosea Tbk	76,000	43,518

10

*	PT Polychem Indonesia Tbk	14,413,500	$219,180
	PT Ramayana Lestari Sentosa Tbk	650,000	57,114
	PT Samudera Indonesia Tbk	415,500	232,806
	PT Selamat Semp Tbk	10,624,000	471,722
	PT Semen Gresik Tbk	65,312,410	37,240,423
	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	9,009,864
	PT Summarecon Agung Tbk	3,675,000	358,560
*	PT Sunson Textile Manufacturer Tbk	6,012,000	258,652
*	PT Suparma Tbk	3,995,345	99,159
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	40,949
*	PT Suryainti Permata Tbk	4,344,500	872,806
	PT Tempo Scan Pacific Tbk	64,660,000	4,478,051
	PT Tigaraksa Satria Tbk	718,200	25,749
	PT Trias Sentosa Tbk	29,527,200	599,693
	PT Trimegah Sec Tbk	34,298,000	927,126
	PT Tunas Ridean Tbk	10,810,000	1,222,684
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	701,434
*	PT Unggul Indah Cahaya Tbk	371,435	100,900
TOTAL COMMON STOCKS			271,721,928

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	360,065
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	2,136,666	34,177
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	5,451,425	34,278
*	PT Summarecon Agung Tbk Rights 06/21/10	262,500	7,239
TOTAL RIGHTS/WARRANTS			435,759

TOTAL — INDONESIA			272,157,687

ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
*	Afcon Industries, Ltd.	1,451	10,378
*	Africa Israel Industries, Ltd.	7,006	515,050
*	American Israeli Paper Mills, Ltd.	23,254	1,485,873
	Ashtrom Properties, Ltd.	171,400	191,061
	Azorim Investment Development & Construction Co., Ltd.	299,403	3,729,611
	Bank Hapoalim B.M.	14,182,489	60,597,861
	Bank Leumi Le-Israel	13,378,631	61,469,279
	Bank of Jerusalem, Ltd.	71,150	111,568
	Baran Group, Ltd.	90,555	1,723,395
	Blue Square Chain Investments and Properties, Ltd.	33,400	237,275
	Clal Industries, Ltd.	773,796	3,827,791
*	Delta-Galil Industries, Ltd.	131,707	693,835
	Dexia Isreal, Ltd.	1,050	108,933
	Discount Investment Corp.	283,611	7,377,237
	Elbit Medical Imaging, Ltd.	141,338	6,090,993
*	Electra (Israel), Ltd.	13,319	1,724,827
*	Elron Electronic Industries, Ltd.	274,956	2,581,338
*	Feuchtwanger Investments, Ltd.	10,500	35
*	First International Bank of Israel, Ltd. (6123804)	752,360	1,845,157
*	First International Bank of Israel, Ltd. (6123815)	294,660	3,552,809
*	Formula Systems, Ltd.	91,685	1,139,556
*	Formula Vision Technologies, Ltd.	1	—

11

*	Granite Hacarmel Investments, Ltd.	142,500	$296,313
	IDB Development Corp., Ltd. Series A	299,281	9,093,680
	Industrial Building Corp., Ltd.	937,191	2,366,101
	Israel Cold Storage & Supply Co., Ltd.	7,000	56,606
	Israel Petrochemical Enterprises, Ltd.	197,712	1,502,074
*	Israel Salt Industries, Ltd.	158,462	853,533
*	Israel Steel Mills, Ltd.	97,000	1,035
*	Jerusalem Oil Exploration, Ltd.	27,096	423,041
*	Kardan Israel, Ltd.	2,237	8,140
*	Knafaim Arkia Holdings, Ltd.	117,857	1,080,732
	Koor Industries, Ltd.	149,180	10,515,252
	Leader Holding & Investments, Ltd.	197,439	344,744
	Liberty Properties, Ltd.	3,457	43,829
*	Makhteshim-Agan Industries, Ltd.	227,355	1,895,064
*	Mer Industries, Ltd.	19,959	109,712
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	72,330
*	Metalink, Ltd.	11,000	31,050
*	Middle East Tube Co., Ltd.	18,000	42,128
*	Miloumor, Ltd.	97,997	233,339
*	Minrav Holdings, Ltd.	2,000	115,379
	Mivtach Shamir Holdings, Ltd.	10,944	323,305
*	Naphtha Israel Petroleum Corp.	407,900	193,886
*	OCIF Investments and Development, Ltd.	14,180	335,765
*	Orckit Communications, Ltd.	109,096	868,558
*	Property and Building Corp., Ltd.	15,803	1,582,475
*	Retalix, Ltd.	71,662	1,161,909
*	Scailex Corp., Ltd.	423,455	4,071,009
	Suny Electronic Inc., Ltd.	90,241	300,392
	Super-Sol, Ltd. Series B	793,301	3,349,145
	Team Computer & Systems, Ltd.	6,937	263,806
*	The Israel Land Development Co., Ltd.	182,187	1,354,256
*	Tower Semiconductor, Ltd.	578,773	568,045
* #	TTI Team Telecom International, Ltd. ADR	18,170	40,883
	Union Bank of Israel, Ltd.	499,194	2,528,198
	United Mizrahi Bank, Ltd.	1,696,011	12,876,811
	Urdan Industries, Ltd.	526,698	648,417
	Ytong Industries, Ltd.	173,581	172,173

TOTAL — ISRAEL			218,736,977

MALAYSIA — (4.4%)
COMMON STOCKS — (4.4%)
	A&M Realty Berhad	854,200	169,069
*	Advanced Synergy Capital Berhad	153,500	19,896
	Affin Holdings Berhad	9,805,900	6,802,267
	Alliance Financial Group Berhad	5,187,100	4,604,612
	Al-’Aqar KPJ REIT	109,921	33,027
	Aluminum Co. of Malaysia Berhad	250,000	85,262
*	AMBD Berhad	2,782,700	212,438
	AMMB Holdings Berhad	21,388,662	24,596,333
	Ancom Berhad	413,437	123,020
	Ann Joo Resources Berhad	1,293,000	1,272,357
	APM Automotive Holdings Berhad	1,024,700	701,553
	Apollo Food Holdings Berhad	198,400	169,964
	Asas Dunia Berhad	524,700	154,407

12

	Asia Pacific Land Berhad	5,644,300	$607,285
	Asiatic Development Berhad	1,918,900	5,516,348
	Bandar Raya Developments Berhad	3,669,100	2,093,806
	Batu Kawan Berhad	2,309,250	8,139,512
	Berjaya Corp. Berhad	15,708,680	5,735,961
*	Berjaya Corp. Berhad ICULS	36,680,990	7,750,718
	Berjaya Land Berhad	3,425,000	6,281,496
	Bernas Padiberas Nasional Berhad	4,807,300	3,074,481
	Bimb Holdings Berhad	1,544,700	602,275
	Bina Darulaman Berhad	118,000	33,286
	Binaik Equity Berhad	149,800	28,788
	Bolton Properties Berhad	1,277,400	365,331
	Boustead Holdings Berhad	3,343,400	5,134,434
	Boustead Properties Berhad	343,700	408,998
	Cahya Mata Sarawak Berhad	1,401,400	881,740
	Chemical Co. of Malaysia Berhad	311,000	258,250
	Chin Teck Plantations Berhad	296,600	717,535
	Choo Bee Metal Industries Berhad	339,700	229,033
*	Country Heights Holdings Berhad	174,000	60,220
	Cycle & Carriage Bintang Berhad	249,800	167,328
*	Damansara Realty Berhad	2,955,600	243,549
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	245,718
	DNP Holdings Berhad	1,431,800	588,623
	DRB-Hicom Berhad	7,715,700	3,351,477
	Eastern & Oriental Berhad (6468754)	1,863,766	1,320,462
	Eastern & Oriental Berhad (B19ZLW1)	283,149	221,591
	Eastern Pacific Industrial Corp. Berhad	497,700	306,550
	ECM Libra Financial Group Berhad	6,220,730	1,648,297
	EON Capital Berhad	1,459,607	2,281,635
*	Equine Capital Berhad	690,000	332,843
	Esso Malaysia Berhad	905,500	596,191
	Far East Holdings Berhad	388,800	762,539
	Focal Aims Holdings Berhad	424,000	43,955
*	Fountain View Development Berhad	2,573,200	177,212
	Gamuda Berhad	10,059,200	12,230,317
	General Corp. Berhad	1,681,400	620,551
	Globetronics Technology Berhad	360,000	25,620
	Glomac Berhad	1,609,100	587,532
	Gold IS Berhad	1,598,600	888,568
*	Golden Plus Holdings Berhad	201,000	51,778
	Gopeng Berhad	273,900	68,321
	Grand United Holdings Berhad	1,387,700	295,946
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	308,781
	Hap Seng Consolidated Berhad	1,779,200	1,396,479
	Hong Leong Financial Group Berhad	1,249,437	1,809,108
	Hong Leong Industries Berhad	1,225,800	1,523,989
	Hume Industries (Malaysia) Berhad	537,667	624,109
	Hunza Properties Berhad	1,033,300	766,322
	Hwang-DBS (Malaysia) Berhad	908,700	536,723
	IGB Corp. Berhad	11,062,600	6,552,513
	IJM Corp. Berhad	5,666,500	12,723,227
	IJM Plantations Berhad	115,400	149,622
*	Insas Berhad	3,779,000	685,574

13

	Integrated Logistics Berhad	1,222,800	$330,352
	IOI Corp. Berhad	1,852,500	4,607,545
	IOI Properties Berhad	13,600	53,939
*	Jaks Resources Berhad	3,438,000	1,114,265
	Jaya Tiasa Holdings Berhad	1,185,135	1,354,440
	Jerneh Asia Berhad	425,120	206,229
	K & N Kenanga Holdings Berhad	2,209,100	566,386
*	Karambunai Corp. Berhad	6,839,800	220,158
	Keck Seng (Malaysia) Berhad	1,663,400	2,332,014
	Kian Joo Can Factory Berhad	3,566,680	1,373,244
*	KIG Glass Industrial Berhad	260,000	2,442
	Kim Hin Industry Berhad	453,800	192,254
	Kim Loong Resources Berhad	232,000	262,722
	KLCC Property Holdings Berhad	5,492,000	5,409,368
	Knusford Berhad	153,300	71,678
	KPJ Healthcare Berhad	1,570,300	1,561,527
	KrisAssets Holdings Berhad	250,377	193,416
	KSL Holdings Berhad	189,466	71,220
	Kuala Lumpur Kepong Berhad	2,100,050	12,043,271
*	Kub Malaysia Berhad	6,829,000	1,459,731
	Kuchai Development Berhad	345,600	103,439
	Kulim Malaysia Berhad	2,050,825	5,721,897
*	Kumpulan Europlus Berhad	1,702,900	271,822
	Kumpulan Fima Berhad	585,100	94,348
*	Kumpulan Hartanah Selangor Berhad	520,000	105,331
	Kwantas Corp. Berhad	246,000	403,613
*	Land & General Berhad	14,757,000	1,534,641
	Landmarks Berhad	1,497,200	1,172,406
*	LBS Bina Group Berhad	1,607,000	227,383
	Leader Universal Holdings Berhad	6,643,033	1,907,009
	Leong Hup Holdings Berhad	1,469,800	520,691
*	Lien Hoe Corp. Berhad	1,997,150	128,041
*	Lion Corp Berhad	1,520,200	243,860
	Lion Diversified Holdings Berhad	1,682,500	824,193
	Lion Industries Corp. Berhad	4,734,381	2,888,564
	MAA Holdings Berhad	888,700	351,752
	Malaysia Building Society Berhad	419,000	141,770
*	Malaysian Airlines System Berhad	387,067	494,595
	Malaysian Bulk Carriers Berhad	1,712,725	2,177,984
	Malaysian Mosaics Berhad	354,240	124,692
*	Malaysian Resources Corp. Berhad	4,575,700	2,821,092
	Marco Holdings Berhad	1,710,000	60,594
	MBM Resources Berhad	487,533	457,393
*	Measat Global Berhad	377,500	184,560
	Mega First Corp. Berhad	1,101,700	426,813
	Melewar Industrial Group Berhad	1,294,300	448,836
	Merge Housing Berhad	58,952	10,576
	Metro Kajang Holdings Berhad	535,333	222,167
*	Metroplex Berhad	817,000	—
	Mieco Chipboard Berhad	873,900	169,017
	MISC Berhad	15,000	41,050
	MK Land Holdings Berhad	6,778,500	1,262,046
	MMC Corp. Berhad	6,970,479	8,180,053
	MNRB Holdings Berhad	1,150,800	1,736,403
	MTD ACPI Engineering Berhad	2,193,100	1,052,177

14

	MTD Infraperdana Berhad	6,166,300	$1,456,673
	Muda Holdings Berhad	706,000	75,714
	Muhibbah Engineering Berhad	748,000	705,432
*	MUI Properties Berhad	1,314,000	72,888
*	Mulpha International Berhad	11,817,500	3,763,811
	Multi-Purpose Holdings Berhad	1,974,000	1,254,427
	MWE Holdings Berhad	458,000	145,117
*	Naluri Berhad	3,491,300	794,612
*	Narra Industries Berhad	154,200	28,576
	NCB Holdings Berhad	2,381,700	2,255,059
	Negri Sembilan Oil Palms Berhad	167,600	231,253
	New Straits Times Press (Malaysia) Berhad	1,751,100	975,029
	NV Multi Corp. Berhad	671,800	152,806
	Nylex (Malaysia) Berhad	328,550	136,326
	OKS Property Holdings Berhad	373,356	87,132
	Oriental Holdings Berhad	3,021,116	5,422,991
	Oriental Interest Berhad	170,000	71,155
	OSK Holdings Berhad	5,309,618	3,189,813
	OSK Ventures Interantional Berhad	66,000	29,109
	P.I.E. Industrial Berhad	323,600	512,002
	Pacific & Orient Berhad	283,365	127,027
	Pacificmas Berhad	305,000	404,429
*	Pan Malaysia Cement Works Berhad	1,271,800	76,593
	Panasonic Manufacturing Malaysia Berhad	339,180	1,151,671
*	Paracorp Berhad	252,000	789
	Paramount Corp. Berhad	203,900	144,205
*	Parkson Holdings Berhad	2,519,790	6,073,660
	PBA Holdings Berhad	1,502,500	561,942
	Pelikan International Corp. Berhad	148,680	183,519
*	Permaju Industries Berhad	1,714,300	256,460
	Petronas Dagangan Berhad	970,900	2,534,668
	PJ Development Holdings Berhad	2,768,800	580,515
	PK Resources Berhad	5,300	1,359
*	Pos Malaysia & Services Holdings Berhad	3,633,817	2,277,939
	PPB Group Berhad	6,909,466	23,115,473
*	Prime Utilities Berhad	46,000	4,198
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	78,806
*	Proton Holdings Berhad	3,652,500	4,630,882
*	Pulai Springs Berhad	159,800	51,524
*	Ramunia Holdings Berhad	2,434,780	1,199,597
	Ranhill Berhad	4,323,500	2,292,943
*	RB Land Holdings Berhad	742,900	528,848
	RHB Capital Berhad	3,940,800	6,045,409
*	Salcon Berhad	574,000	160,313
*	Sapura Resources Berhad	286,800	23,294
	Sarawak Energy Berhad	4,681,000	3,052,847
	Sarawak Oil Palms Berhad	150,700	276,594
	Scientex, Inc. Berhad	645,048	230,689
	Selangor Dredging Berhad	1,312,700	321,957
	Shangri-La Hotels (Malaysia) Berhad	738,000	564,351
	Shell Refining Co. Federation of Malaysia Berhad	164,900	569,489
	SHL Consolidated Berhad	1,008,700	509,340
*	Silverstone Corp. Berhad	8,690	177
*	Sime Darby Berhad	10,192,211	37,010,378

15

	Southern Acids (Malaysia) Berhad	44,000	$24,941
	Southern Steel Berhad	865,300	614,162
	Store Corp. Berhad	124,630	113,878
	Subur Tiasa Holdings Berhad	438,600	473,596
	Sunrise Berhad	1,538,784	1,120,054
	Sunway City Berhad	2,358,700	2,166,336
*	Sunway Holdings Berhad	4,077,900	1,788,299
	Suria Capital Holdings Berhad	590,800	491,366
	Symphony House Berhad	510,960	47,263
	TA Enterprise Berhad	10,119,100	3,489,847
	Tahp Group Berhad	27,000	30,251
*	Talam Corp. Berhad	5,944,350	398,831
	Tamco Corp. Holdings Berhad	219,500	55,533
	Tan Chong Motor Holdings Berhad	5,338,300	3,110,470
	TDM Berhad	1,059,200	680,640
	Tekala Corp. Berhad	337,700	83,817
	TH Group Berhad	1,975,800	473,172
*	Time Dotcom Berhad	8,911,700	1,519,865
	Tiong Nam Transport Holdings Berhad	171,500	48,092
	Tradewinds (Malaysia) Berhad	844,200	1,020,768
	Tradewinds Plantation Berhad	779,600	947,926
	TSR Capital Berhad	157,900	68,358
	UAC Berhad	77,398	102,723
	UEM World Berhad	3,852,300	4,133,943
	UMW Holdings Berhad	2,916,886	6,346,213
	Unico-Desa Plantations Berhad	4,321,228	1,431,383
	Unisem (M) Berhad	4,666,700	2,142,423
	United Malacca Rubber Estates Berhad	450,100	1,116,229
	United Plantations Berhad	698,100	3,094,883
*	Utama Banking Group Berhad	1,811,200	1,332,378
	Utusan Melayu (Malaysia) Berhad	449,500	151,532
	VS Industry Berhad	1,048,780	999,538
	Warisan TC Holdings Berhad	109,850	70,315
	WTK Holdings Berhad	2,262,250	1,610,586
	Yeo Hiap Seng (Malaysia) Berhad	355,320	172,223
	YTL Corp. Berhad	5,993,600	14,304,771
	YTL Power International Berhad	399,573	314,683
	Yu Neh Huat Berhad	2,169,400	1,705,610
	Zelan Berhad	1,017,000	1,047,706
TOTAL COMMON STOCKS			386,180,176

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	107,486
*	Malayan United Industries Berhad A2	1,526,067	100,321
TOTAL PREFERRED STOCKS			207,807

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	442,822
*	Jerneh Asia Berhad Rights	159,420	23,954
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	1,427
*	OSK Property Berhad Warrants 04/05/09	93,339	6,793
*	Salcon Berhad Warrants 05/17/14	143,500	26,054
*	Sarawak Oil Palms Berhad Rights 03/27/08	45,210	50,241

16

*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	$34,207
TOTAL RIGHTS/WARRANTS			585,498

TOTAL — MALAYSIA			386,973,481

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	37,769,383
	Cemex S.A.B. de C.V. Sponsored ADR	8,115,325	223,577,204
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	195,000	10,225,800
	Consorcio ARA S.A.B. de C.V.	951,800	990,014
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	326,779
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	20,233,940
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,666,486	3,905,583
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,687
	Corporativo Fragua S.A.B. de C.V. Series B	70	788
*	Desc S.A. de C.V. Series B	2,072,467	1,915,726
*	Dine S.A.B. de C.V.	1,848,267	1,803,398
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	112,045
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,840,896
	Embotelladora Arca S.A.B. de C.V., Mexico	458,003	1,796,090
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,563
* #	Empresas ICA S.A.B. de C.V.	2,356,372	14,182,235
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	321,828	7,672,380
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	5,864,202
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	45,991,800
*	GMD Resorts S.A.B. de C.V.	41,400	50,716
#	Gruma S.A.B. de C.V. ADR	85,416	990,826
	Gruma S.A.B. de C.V. Series B	3,347,050	9,647,379
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	298,989	13,744,524
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	3,825,067
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	186,833	9,700,369
#	Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	57,808,907
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	15,907,166
#	Grupo Continental S.A.B. de C.V.	1,444,500	3,574,160
#	Grupo Financiero Inbursa S.A. de C.V. Series O	11,472,615	29,672,403
*	Grupo Gigante S.A.B. de C.V. Series B	324,076	662,374
	Grupo Herdez S.A.B. de C.V.	319,000	473,585
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,771,700	2,562,076
	Grupo Industrial Saltillo S.A.B. de C.V.	1,318,369	2,178,817
* #	Grupo Iusacell S.A.B. de C.V.	143,500	1,634,774
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	107,386
	Grupo Nutrisa S.A. de C.V.	428	444
	Grupo Posadas S.A. de C.V. Series L	356,000	629,897
*	Grupo Qumma S.A. de C.V. Series B	5,301	89
*	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	6,727,615	8,674,917
	Industrias Bachoco S.A.B. de C.V. Series B	823,600	1,999,402
* #	Industrias CH S.A.B. de C.V. Series B	4,678,852	18,108,162
#	Industrias Penoles S.A.B. de C.V.	1,277,400	29,817,927
#	Organizacion Soriana S.A.B. de C.V. Series B	16,434,200	43,563,673
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,071
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	2,837
*	Savia S.A. de C.V.	3,457,285	258,247

17

#	Vitro S.A.B. de C.V.	3,272,886	$5,653,445
#	Vitro S.A.B. de C.V. Sponsored ADR	330,736	1,699,983

TOTAL — MEXICO			641,169,136

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	A. Soriano Corp.	20,195,000	1,535,704
	Alaska Milk Corp.	7,953,000	977,875
*	Alsons Consolidated Resources, Inc.	16,904,000	246,714
*	Bacnotan Consolidated Industries, Inc.	2,341,817	745,110
*	Banco de Oro-EPCI, Inc.	5,115,420	6,600,920
*	Belle Corp.	31,340,000	716,531
	Cebu Holdings, Inc.	7,763,250	570,434
*	Digital Telecommunications Phils., Inc.	96,987,000	3,721,754
	DMCI Holdings, Inc.	5,354,000	1,041,275
*	Empire East Land Holdings, Inc.	24,860,000	386,301
*	Export & Industry Bank, Inc.	14,950	127
	Filinvest Development Corp.	6,763,500	619,702
*	Filinvest Land, Inc.	237,350,156	6,066,428
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,011,100	2,274,356
*	House of Investments, Inc.	700,000	30,123
	Megaworld Properties & Holdings, Inc.	82,784,600	4,926,425
	Metro Bank & Trust Co.	7,428,220	7,628,167
*	Mondragon International Philippines, Inc.	2,464,000	7,612
	Petron Corp.	22,111,000	3,311,153
*	Philippine National Bank	3,619,900	2,774,590
*	Philippine National Construction Corp.	398,900	40,417
*	Philippine Realty & Holdings Corp.	20,930,000	212,497
	Philippine Savings Bank	1,232,313	1,623,577
*	Prime Media Holdings, Inc.	409,000	5,104
*	Prime Orion Philippines, Inc.	13,400,000	145,008
*	RFM Corp.	4,976,400	54,462
	Rizal Commercial Banking Corp.	1,165,699	542,792
	Robinson’s Land Corp. Series B	6,162,700	1,722,217
	Security Bank Corp.	2,136,110	3,327,224
	Semirara Mining Corp.	141,700	198,113
	Shang Properties, Inc.	614,285	31,089
	SM Development Corp.	26,395,680	1,661,989
*	Solid Group, Inc.	19,668,000	305,180
	Union Bank of the Philippines	821,942	734,527
	Universal Robina Corp.	18,561,345	6,457,408

TOTAL — PHILIPPINES			61,242,905

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
	Agora SA	476,224	8,921,202
*	Amica Wronki SA	174,355	1,286,240
	Asseco Poland SA	25,223	752,730
	Bank Millennium SA	5,515,278	17,592,415
	Bank Pekao SA	41,481	3,111,678
	Bank Przemyslowo Handlowy BPH SA	12,570	461,612
*	Boryszew SA	252,799	912,550

18

*	Budimex SA	103,953	$3,912,776
	Debica SA	110,153	4,881,793
*	Echo Investment SA	1,057,250	3,016,796
	Elektrobudowa SA	29,635	2,519,117
	Fabryki Mebli Forte SA	70,159	203,993
*	Farmacol SA	3,304	47,991
*	Ferrum SA	4,233	16,426
	Grupa Kety SA	85,385	4,348,028
	Grupa Lotos SA	839,119	12,146,982
	Impexmetal SA	6,026,700	14,973,636
	Kredyt Bank SA	317,313	2,829,696
*	Kroscienskie Huty Szkla Krosno SA	63,425	82,627
*	Lentex SA	158,570	1,694,751
*	MNI SA	287,468	450,740
*	Mostostal Export SA	879,352	1,680,731
*	Mostostal Warszawa SA	356,616	9,946,351
*	Mostostal Zabrze Holding SA	350,940	1,311,417
*	Netia Holdings SA	3,274,477	5,591,870
*	Opoczno SA	8,902	152,489
	Orbis SA	668,253	16,399,548
*	Polski Koncern Miesny Duda SA	157,279	350,716
*	Polski Koncern Naftowy Orlen SA	5,310,008	90,077,902
	Prokom Software SA	186,227	9,879,731
*	Raciborska Fabryka Kotlow SA	1,167,888	4,042,227
*	Stalexport SA	460,000	561,844
	Ster-Projekt SA	153,711	444,450
	Sygnity SA	22,007	342,805
*	Synthos SA	2,644,222	1,312,890
	Zelmer SA	3,000	75,260
TOTAL COMMON STOCKS			226,334,010

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights	63,425	35,076

TOTAL — POLAND			226,369,086

SOUTH AFRICA — (8.7%)
COMMON STOCKS — (8.7%)
	ABSA Group, Ltd.	2,353,362	33,311,124
	Advtech, Ltd.	620,958	357,239
	Aeci, Ltd.	1,334,024	11,729,070
	Afgri, Ltd.	2,326,794	2,022,430
	African Bank Investments, Ltd.	3,484,414	13,726,799
	African Rainbow Minerals, Ltd.	1,544,126	39,855,389
*	AG Industries, Ltd.	1,340,058	332,576
	Allied Electronics Corp., Ltd.	543,184	2,550,802
	Amalgamated Appliance Holdings, Ltd.	1,148,822	247,955
	ArcelorMittal South Africa, Ltd.	2,266,514	53,749,460
	Argent Industrial, Ltd.	927,027	2,125,770
	AST Group, Ltd.	968,701	127,289
#	Aveng, Ltd.	2,124,618	16,700,436
	AVI, Ltd.	3,477,686	7,771,961
	Avusa, Ltd.	391,810	2,221,657
	Barloworld, Ltd.	2,022,480	24,353,303

19

	Bell Equipment, Ltd.	374,930	$2,385,983
	Business Connexion Group	465,381	285,369
	Capitec Bank Holdings, Ltd.	143,752	711,533
	Caxton & CTP Publishers & Printers, Ltd.	2,238,205	3,681,697
	City Lodge Hotels, Ltd.	6,227	59,790
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	1,770,481	7,202,196
	Datacentrix Holdings, Ltd.	603,757	309,503
*	Delta Electrical Industries, Ltd.	234,340	328,806
	Dimension Data Holdings P.L.C.	3,977,377	4,012,133
	Distell Group, Ltd.	680,989	4,665,502
	Dorbyl, Ltd.	184,041	182,201
*	Durban Roodeport Deep, Ltd.	194,447	242,114
*	Enaleni Pharmaceuticals, Ltd.	1,423,513	537,850
	Enviroserv Holdings, Ltd.	259,484	435,263
	Exxaro Resources, Ltd.	80,503	1,040,062
*	Freeworld Coatings, Ltd.	2,119,859	2,649,925
	Gold Fields, Ltd.	183,112	2,557,708
	Gold Fields, Ltd. Sponsored ADR	5,529,035	78,457,007
#	Gold Reef Resorts, Ltd.	344,218	1,181,497
	Grindrod, Ltd.	1,298,695	3,984,241
	Group Five, Ltd.	182,543	1,259,112
* #	Harmony Gold Mining Co., Ltd.	3,183,494	38,672,412
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	5,162,171
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	5,094,373
	Hudaco Industries, Ltd.	134,909	1,260,812
#	Hulamin, Ltd.	757,380	2,172,270
	Iliad Africa, Ltd.	76,658	117,056
	Illovo Sugar, Ltd.	497,655	1,910,922
	Imperial Holdings, Ltd.	829,977	8,396,091
#	Investec, Ltd.	1,125,335	8,537,163
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	6,019,949
	Kap International Holdings, Ltd.	1,207,660	320,032
	Lewis Group, Ltd.	930,772	5,311,085
	Liberty Group, Ltd.	1,566,347	15,185,175
*	M Cubed Holdings, Ltd.	1,850,526	47,209
	Medi-Clinic Corp., Ltd.	1,032,627	2,886,508
*	Merafe Resources, Ltd.	9,817,457	3,012,376
	Metair Investments, Ltd.	994,366	1,430,716
*	Metorex, Ltd.	411,846	954,684
	Metropolitan Holdings, Ltd.	7,756,480	14,105,916
	Murray & Roberts Holdings, Ltd.	1,479,104	18,503,634
	Mustek, Ltd.	520,141	309,448
	Mvelaphanda Group, Ltd.	3,564,018	3,834,270
	Nampak, Ltd.	4,925,966	11,533,015
	Naspers, Ltd. Series N	78,824	1,491,872
	Nedbank Group, Ltd.	2,352,106	34,692,898
	New Clicks Holdings, Ltd.	2,651,056	5,020,185
	Northam Platinum, Ltd.	746,149	7,014,665
	Nu-World Holdings, Ltd.	158,299	345,898
	Oceana Group, Ltd.	482,566	1,048,471
	Omnia Holdings, Ltd.	405,946	3,884,232
*	Palabora Mining Co., Ltd.	69,265	1,020,472
	Peregrine Holdings, Ltd.	665,741	1,341,004

20

	Pretoria Portland Cement Co., Ltd.	2,927,992	$15,898,350
*	Product Co.	130,947	—
	PSG Group, Ltd.	637,899	1,685,270
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	75,773
	Sanlam, Ltd.	28,259,449	67,157,915
	Sappi, Ltd.	1,311,653	16,212,439
	Sappi, Ltd. Sponsored ADR	602,200	7,407,060
	Sasol, Ltd. Sponsored ADR	1,309,923	67,081,157
	Spur Corp., Ltd.	171,875	183,377
#	Steinhoff International Holdings, Ltd.	9,195,876	21,120,565
	Sun International, Ltd.	139,784	2,324,696
	Super Group, Ltd.	2,030,145	2,191,756
	Telkom South Africa, Ltd.	1,022,486	18,232,539
#	Telkom South Africa, Ltd. Sponsored ADR	3,800	271,852
	Tiger Automotive, Ltd.	467,278	1,037,111
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett	721,298	7,760,470
	Trans Hex Group, Ltd.	509,906	604,666
	Trencor, Ltd.	1,060,981	3,719,486
	UCS Group, Ltd.	1,309,466	584,770
*	Value Group, Ltd.	874,662	201,428

TOTAL — SOUTH AFRICA			771,740,416

SOUTH KOREA — (9.8%)
COMMON STOCKS — (9.8%)
#	Aekyung Petrochemical Co., Ltd.	19,060	632,331
* #	Anam Electronics Co., Ltd.	24,280	181,874
* #	Asia Cement Manufacturing Co., Ltd.	10,728	696,922
* #	Asia Paper Manufacturing Co., Ltd.	34,410	394,532
#	AUK Corp.	40,090	110,757
#	BNG Steel Co., Ltd	30,250	430,631
#	Bohae Brewery Co., Ltd.	8,830	213,158
	Boo Kook Securities Co., Ltd.	27,705	868,986
#	Boryung Pharmaceutical Co., Ltd.	10,796	552,143
	BYC Co., Ltd.	810	185,838
*	Byuck San Corp.	10,472	138,101
* #	Byuck San Engineering and Construction Co., Ltd.	87,860	611,639
#	Cambridge Members Co., Ltd.	8,070	154,847
#	Cheil Industrial, Inc.	95,804	4,297,346
	Cho Kwang Leather Co., Ltd.	13,660	115,693
	Cho Kwang Paint Co., Ltd.	24,260	67,134
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	124,674
	Chon Bang Co., Ltd.	2,520	111,060
	Choongwae Pharmaceutical Corp.	4,870	197,291
	Chosun Refractories Co., Ltd.	8,170	836,260
#	Chungho Comnet Co., Ltd.	17,450	380,301
*	CJ Cheiljedang Corp.	505	144,393
*	CJ Corp.	32,902	2,464,041
* #	Comtec Systems Co., Ltd.	75,460	150,307
* #	Cosmochemical Co., Ltd.	47,640	296,546
#	Crown Confectionery Co., Ltd.	1,670	179,398
#	Dae Chang Industrial Co., Ltd.	25,740	215,002
#	Dae Dong Industrial Co., Ltd.	17,320	364,522

21

#	Dae Hyun Co., Ltd.	192,600	$172,085
#	Dae Sang Corp.	110,202	1,238,657
#	Dae Won Kang Up Co., Ltd.	21,320	413,267
* #	Dae Young Packaging Co., Ltd.	388,976	174,377
#	Daeduck Electronics Co., Ltd.	157,570	790,499
#	Daeduck Industries Co., Ltd.	54,840	430,486
	Daegu Bank Co., Ltd.	135,722	1,856,436
* #	Daehan Flour Mills Co., Ltd.	5,955	1,177,718
*	Daehan Pulp Co., Ltd.	15,051	84,436
	Daehan Synthetic Fiber Co., Ltd.	5,193	763,149
#	Daekyo Co., Ltd.	24,460	2,013,604
#	Daelim Industrial Co., Ltd.	96,827	15,067,033
	Daelim Trading Co., Ltd.	31,734	167,199
	Daesang Farmsco Co., Ltd.	42,230	74,735
#	Daesang Holdings Co., Ltd.	33,096	170,795
#	Daesung Industrial Co., Ltd.	8,895	1,369,224
* #	Daewon Cable Co., Ltd.	13,570	172,285
	Daewon Pharmaceutical Co., Ltd.	39,180	198,337
* #	Daewoo Electronic Components Co., Ltd.	28,158	125,818
#	Daewoo Motor Sales Corp.	93,860	3,202,302
#	Daewoong Co., Ltd.	14,890	660,139
	Dahaam E-Tec Co., Ltd.	5,985	201,121
#	Daishin Securities Co., Ltd.	201,051	5,222,309
* #	Daiyang Metal Co., Ltd.	77,290	547,246
#	Daou Technology, Inc.	98,850	968,048
	DC Chemical Co., Ltd.	1,370	490,264
#	DI Corp.	101,890	236,277
	Digital Power Communications Co., Ltd.	113,840	210,486
	Dong Ah Tire Industrial Co., Ltd.	51,594	477,231
*	Dong Hai Pulp Co., Ltd.	14,310	173,722
	Dong IL Rubber Belt Co., Ltd.	39,459	127,217
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	578,157
* #	Dong Won Co., Ltd.	14,220	273,970
	Dongbang Agro Co., Ltd.	53,610	377,672
#	Dongbang Transport Logistics Co., Ltd.	10,350	309,726
#	Dongbu Corp.	73,520	1,493,192
* #	Dongbu HiTek Co., Ltd.	98,304	918,823
#	Dongbu Securities Co., Ltd.	75,776	782,294
* #	Dongbu Steel Co., Ltd.	92,198	1,121,613
	Dong-Il Corp.	6,223	502,045
*	Dongkook Industrial Co., Ltd.	16,200	80,177
#	Dongkuk Steel Mill Co., Ltd.	176,412	7,891,259
#	Dongsu Industrial Co., Ltd.	27,140	516,508
	Dongsung Chemical Co., Ltd.	9,530	133,996
* #	Dongsung Pharmaceutical Co., Ltd.	18,510	209,508
	Dongwon F&B Co., Ltd.	8,706	482,717
	Dongwon Industries Co., Ltd.	7,116	742,710
*	Dongyang Engineering & Construction Corp.	6,597	301,591
*	Dongyang Express Bus Corp.	3,729	118,442
#	Dongyang Mechatronics Corp.	46,027	338,641
	Doosan Heavy Industries & Construction Co., Ltd.	1,479	213,629
	DPI Co., Ltd.	22,738	203,008
	Duck Yang Industry Co., Ltd.	4,000	45,431
#	Ducsung Co., Ltd.	45,260	134,467
* #	Eagon Industrial Co., Ltd.	11,400	233,184

22

*	En Paper Manufacturing Co., Ltd.	46,660	$127,322
	Enex Co., Ltd.	5,960	83,932
	e-Starco Co., Ltd.	170,050	154,159
#	F&F Co., Ltd.	62,660	278,772
*	Feelux Co., Ltd.	95,500	155,440
* #	First Fire & Marine Insurance Co., Ltd.	28,830	240,263
#	Fursys, Inc.	24,120	585,616
	Gaon Cable Co., Ltd.	12,730	532,896
#	Global & Yuasa Battery Co., Ltd.	44,940	391,565
	Green Cross Corp.	10,540	1,038,086
	GS Holdings Corp.	285,000	13,817,272
#	Hae In Co., Ltd.	55,050	328,497
#	Halla Engineering & Construction Corp.	38,260	1,414,557
* #	Han All Pharmaceutical Co., Ltd.	79,410	238,918
#	Han Kuk Carbon Co., Ltd.	25,070	169,387
#	Han Yang Securities Co., Ltd.	41,750	838,916
	Hana Financial Group, Inc.	88,972	3,947,954
	Handok Pharmaceuticals Co., Ltd.	18,150	347,970
#	Handsome Corp.	90,060	1,035,641
*	Handsome P&D Corp.	23,940	338,825
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,478,607
* #	Hanil Construction Co., Ltd.	38,025	567,617
#	Hanil E-Wha Co., Ltd.	135,210	312,604
	Hanil Iron & Steel Co., Ltd.	1,815	56,656
	Hanjin Heavy Industries and Construction Co., Ltd.	114,787	7,032,200
* #	Hanjin Heavy Industry Co., Ltd.	44,690	1,582,335
#	Hanjin Shipping Co., Ltd.	250,060	9,465,100
#	Hanjin Transportation Co., Ltd.	38,000	1,527,986
	Hankook Cosmetics Co., Ltd.	110,860	414,091
	Hankook Shell Oil Co., Ltd.	1,880	178,289
	Hankook Tire Manufacturing Co., Ltd.	335,120	5,101,123
* #	Hankuk Glass Industries, Inc.	29,050	973,455
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	554,052
	Hansae Co., Ltd.	43,890	185,403
#	Hanshin Construction Co., Ltd.	19,880	627,794
* #	Hansol Chemical Co., Ltd.	35,837	310,900
* #	Hansol Paper Co., Ltd.	158,874	1,868,998
#	Hanssem Co., Ltd.	49,690	394,127
* #	Hansung Enterprise Co., Ltd.	9,410	58,064
*	Hanwha Chemical Corp.	267,600	4,906,025
#	Hanwha Securities Co., Ltd.	122,490	1,595,504
*	Hanwha Timeworld Co., Ltd.	9,000	132,636
* #	Heavy Industries	59,460	298,064
	Heung-A Shipping Co., Ltd.	63,680	187,593
* #	Honam Petrochemical Corp.	60,759	5,909,010
#	Hotel Shilla Co., Ltd.	67,520	2,011,289
*	HS R&A Co., Ltd.	12,680	130,163
#	Huchems Fine Chemical Corp.	38,970	962,783
* #	Huneed Technologies	9,003	75,921
#	Husteel Co., Ltd.	22,160	364,438
#	Hwa Sung Industrial Co., Ltd.	44,200	643,285
	Hwacheon Machine Tool Co., Ltd.	2,050	103,799
	Hwacheon Machinery Works Co., Ltd.	4,490	76,825
* #	Hwashin Co., Ltd.	59,700	162,121
#	Hyosung T & C Co., Ltd.	124,047	8,151,113

23

*	Hyundai Cement Co., Ltd.	17,245	$651,838
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,273,408
#	Hyundai DSF Co., Ltd.	27,180	352,198
#	Hyundai Elevator Co., Ltd.	10,770	1,134,623
#	Hyundai Hysco	270,550	2,568,963
* #	Hyundai Merchant Marine Co., Ltd.	139,351	5,835,982
	Hyundai Mobis	3,297	253,074
#	Hyundai Motor Co., Ltd.	764,050	53,572,993
	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	495,544
#	Hyundai Securities Co., Ltd.	472,919	8,266,922
#	Hyundai Steel Co.	238,900	18,483,332
#	Il Dong Pharmaceutical Co., Ltd.	20,084	897,957
	Il Sung Construction Co., Ltd.	7,660	84,342
* #	Iljin Diamond Co., Ltd.	11,368	158,158
*	Iljin Display Co., Ltd.	14,591	199,866
	Ilshin Spinning Co., Ltd.	5,070	411,707
#	Ilsung Pharmaceutical Co., Ltd.	9,060	1,125,962
#	InziControls Co., Ltd.	27,640	137,583
* #	ISU Chemical Co., Ltd.	19,790	241,616
#	IsuPetasys Co., Ltd.	116,640	185,270
#	Jahwa Electronics Co., Ltd.	69,130	445,360
#	Jeil Mutual Savings Bank	40,900	296,921
	Jeil Pharmaceutical Co.	29,220	335,236
#	Jeonbuk Bank, Ltd.	170,944	1,456,815
*	Jinro, Ltd.	57	19,504
* #	Joongang Construction Co., Ltd.	20,550	307,024
#	K.C. Tech Co., Ltd.	82,240	448,903
#	KCC Corp.	29,050	17,127,031
	KCTC	6,030	165,489
#	Keangnam Enterprises, Ltd.	53,600	2,114,676
* #	KEC Corp.	116,249	139,966
* #	KEC Holdings Co., Ltd.	38,749	80,380
#	Keyang Electric Machinery Co., Ltd.	187,450	504,736
* #	KG Chemical Corp.	36,983	474,085
* #	Kia Motors Corp.	931,590	9,526,620
#	KISWIRE, Ltd.	38,524	1,767,739
	Kodenshi Korea Corp.	64,590	173,022
* #	Kolon Industries, Inc.	60,719	1,602,539
#	Korea Cast Iron Pipe Co., Ltd.	44,688	239,590
* #	Korea Circuit Co., Ltd.	57,220	239,729
#	Korea Development Co., Ltd.	40,490	742,601
#	Korea Development Leasing Corp.	9,522	410,330
#	Korea Electric Terminal Co., Ltd.	42,160	940,919
	Korea Exchange Bank	482,380	6,745,546
#	Korea Export Packing Industries Co., Ltd.	5,420	68,309
	Korea Fine Chemical Co., Ltd.	6,795	526,820
* #	Korea Flange Co., Ltd.	18,630	275,954
#	Korea Investment Holdings Co., Ltd.	167,096	9,065,345
#	Korea Iron & Steel Co., Ltd.	38,530	3,122,128
#	Korea Kolmar Co., Ltd.	20,300	75,135
#	Korea Komho Petrochemical Co., Ltd.	48,369	2,654,364
	Korea Line Corp.	1,718	357,067
#	Korea Mutual Savings Bank	18,280	495,549
* #	Korea Petrochemical Industry Co., Ltd.	17,160	835,751
#	Korea Polyol Co., Ltd.	9,632	555,343

24

	Korea Zinc Co., Ltd.	35,825	$5,409,164
	Korean Air Co., Ltd.	205,694	15,541,080
* #	Korean Air Terminal Service Co., Ltd.	10,970	647,875
#	Korean French Banking Corp.	159,610	262,538
* #	KP Chemical Corp.	304,576	3,003,939
#	KPC Holdings Corp.	7,249	403,549
*	KT Freetel, Ltd.	458,000	11,944,893
* #	KTB Network, Ltd.	129,810	1,346,975
#	Kukdo Chemical Co., Ltd.	15,960	417,311
*	Kukdong Corp.	32,500	40,471
	Kukje Pharm Ind. Co., Ltd.	30,180	102,531
#	Kumho Electronics Co., Ltd.	3,969	116,092
#	Kumho Industrial Co., Ltd.	74,975	3,641,556
#	Kumho Tire Co., Inc.	216,000	2,540,236
#	Kumkang Industrial Co., Ltd.	11,170	145,130
	Kunsul Chemical Industrial Co., Ltd.	22,480	426,124
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	1,036,185
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	145,906
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,121,599
#	Kyobo Securities Co., Ltd.	67,440	1,590,159
	Kyung Dong Navien Co., Ltd.	3,450	88,716
* #	Kyungbang Co., Ltd.	1,856	292,289
	Lee Ku Industrial Co., Ltd.	60,490	114,529
	LG Chemical, Ltd.	199,708	16,691,736
	LG Corp.	362,105	25,185,018
	LG Dacom Corp.	81,230	1,359,001
#	LG Electronics, Inc.	427,627	46,056,931
#	LG Fashion Corp.	50,470	1,342,798
#	LG International Corp.	82,553	1,472,129
#	LG Phillips LCD Co., Ltd.	444,000	21,094,257
*	Lotte Chilsung Beverage Co., Ltd.	1,420	1,526,365
*	Lotte Confectionary Co., Ltd.	3,625	5,312,455
* #	Lotte Sam Kang Co., Ltd.	4,440	1,026,337
#	LS Cable, Ltd.	67,340	6,364,677
*	Maniker Co., Ltd.	247,030	211,198
#	Meritz Securities Co., Ltd.	163,667	1,466,652
	Mi Chang Oil Industrial Co., Ltd.	3,650	135,884
#	MonAmi Co., Ltd.	9,490	119,951
#	Moorim Paper Co., Ltd.	57,710	538,466
*	Motonic Corp.	640	60,473
#	Namhae Chemical Corp.	70,640	1,864,173
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	390,775
*	Namsun Aluminum Co., Ltd.	14,470	98,566
#	Namyang Dairy Products Co., Ltd.	1,985	1,609,654
	Nasan Co., Ltd.	9,654	237,060
	Nexen Corp.	5,680	177,597
#	Nexen Tire Corp.	4,820	174,999
#	NH Investment & Securities Co., Ltd.	54,071	585,216
#	Nong Shim Holdings Co., Ltd.	7,060	590,219
#	Noroo Paint Co., Ltd.	37,899	184,735
#	Ottogi Corp.	10,309	1,375,857
#	Pacific Pharmaceutical Co., Ltd.	3,840	145,183
	Pang Rim Co., Ltd.	15,040	369,510
*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—

25

#	PaperCorea, Inc.	19,552	$172,097
#	Pohang Coated Steel Co., Ltd.	15,650	374,744
#	Poong Lim Industrial Co., Ltd.	74,350	678,742
#	Poong San Corp.	123,590	2,531,167
	POSCO	420	231,010
#	POSCO ADR	1,060,011	143,419,488
#	Pulmuone Co., Ltd.	15,710	765,584
	Pum Yang Construction Co., Ltd.	21,917	370,787
	Pusan Bank	431,650	5,712,060
#	Pusan City Gas Co., Ltd.	37,100	976,008
* #	Pyung Hwa Holdings Co., Ltd.	42,576	106,825
#	Pyung Hwa Industrial Co., Ltd.	42,488	165,811
#	S&T Corp.	19,434	392,918
*	S&T Corp.	5,166	393,359
#	S&T Dynamics Co., Ltd.	138,204	1,203,455
* #	Saehan Industries, Inc.	162,470	1,041,817
* #	Saehan Media Corp.	38,923	165,888
#	Sam Kwang Glass Industrial Co., Ltd.	15,850	627,010
*	Sam Whan Camus Co., Ltd.	9,400	113,955
	Sam Yung Trading Co., Ltd.	13,840	80,027
* #	Sambu Construction Co., Ltd.	23,868	1,445,387
#	Samho International Co., Ltd.	12,120	214,813
	Samhwa Crown and Closure Co., Ltd.	3,100	77,163
	Samhwa Paints Industrial Co., Ltd.	48,610	170,561
* #	Samick Musical Instruments Co., Ltd.	621,710	539,761
*	Samsung Climate Control Co., Ltd.	11,990	103,731
	Samsung Corp.	632,820	38,604,868
#	Samsung Electro-Mechanics Co., Ltd.	99,520	4,586,686
*	Samsung Electronics Co., Ltd.	52,988	15,799,628
#	Samsung Fine Chemicals Co., Ltd.	89,080	5,320,204
* #	Samsung SDI Co., Ltd.	166,550	11,612,106
* #	Samwhan Corp.	40,500	920,211
#	Samyang Corp.	30,176	1,532,862
#	Samyang Genex Co., Ltd.	9,472	633,377
	Samyang Tongsang Co., Ltd.	8,060	342,466
*	Samyoung Chemical Co., Ltd.	2,820	25,588
#	Samyoung Electronics Co., Ltd.	56,300	718,089
*	SAVEZONE I&C Corp.	166,200	512,619
	SC Engineering Co., Ltd.	34,640	141,318
#	Seah Besteel Corp.	31,400	529,367
#	SEAH Holdings Corp.	10,789	1,093,110
#	SEAH Steel Corp.	14,125	665,365
#	Sebang Co., Ltd.	80,550	1,095,828
	Sejong Industrial Co., Ltd.	101,600	609,714
	Sempio Foods Co.	16,170	353,222
#	Seondo Electric Co., Ltd.	35,800	91,576
#	Seoul Securities Co., Ltd.	683,569	1,100,540
*	SGWICUS Corp.	20,530	67,622
*	SH Chemical Co., Ltd.	44,940	403,706
#	Shin Heung Securities Co., Ltd.	28,003	879,354
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	258,162
#	Shin Young Securities Co., Ltd.	26,040	1,656,980
	Shin Young Wacoal, Inc.	273	40,199
	Shinhan Financial Group Co., Ltd.	91,506	4,929,319
*	Shinpoong Pharmaceutical Co., Ltd.	13,200	305,724

26

#	Shinsegae Engineering & Construction Co., Ltd.	3,980	$121,077
	Shinsung Engineering & Construction Co., Ltd.	39,449	277,038
#	Shinsung Engineering Co., Ltd.	108,470	531,407
*	Shinsung Tongsang Co., Ltd.	34,250	162,757
#	Silla Trading Co., Ltd.	18,890	269,059
	Sindo Ricoh Co., Ltd.	27,650	1,682,976
#	SJM Co., Ltd.	60,580	348,783
	SK Co., Ltd.	129,764	23,061,676
	SK Energy Co., Ltd.	230,735	31,327,616
#	SK Gas Co., Ltd.	24,760	1,985,469
#	SKC Co., Ltd.	74,250	1,833,192
	SL Corp.	33,210	271,201
*	Songwon Industrial Co., Ltd.	45,480	190,698
#	Soosan Heavy Industries Co., Ltd.	90,730	142,922
* #	Ssangyong Cement Industry Co., Ltd.	244,156	3,380,710
* #	Ssangyong Motor Co.	390,550	2,082,117
#	Suheung Capsule Co., Ltd.	52,170	335,965
	Sung Bo Chemicals Co., Ltd.	4,130	175,381
#	Sung Chang Enterprise Co., Ltd.	20,760	522,777
* #	Sung Shin Cement Co., Ltd.	60,720	783,641
* #	Sungjee Construction Co., Ltd.	28,480	928,732
* #	Sungwon Corp.	69,880	1,042,457
* #	Sunjin Co., Ltd.	7,650	218,541
#	Sunkyong Securities Co., Ltd.	384,280	1,260,409
#	Tae Kwang Industrial Co., Ltd.	2,881	3,086,679
#	Tae Kyung Industrial Co., Ltd.	92,200	367,540
#	Taegu Department Store Co., Ltd.	52,221	860,620
* #	Taeyoung Engineering & Construction	242,600	2,640,814
#	Tai Han Electric Wire Co., Ltd.	146,747	7,150,118
	Tai Lim Packaging Industries Co., Ltd.	13,420	156,844
*	Taihan Textile Co., Ltd.	836	42,522
* #	Telcoware Co., Ltd.	36,000	297,668
* #	The Will-Bes & Co., Ltd.	44,310	185,447
*	Tong Kook Corp.	607	1,010
#	Tong Yang Moolsan Co., Ltd.	12,890	121,061
* #	TRYBRANDS, Inc.	75,800	351,190
#	TS Corp.	11,001	745,260
#	Unid Co., Ltd.	32,400	1,336,580
*	Unimo Technology Co., Ltd.	46,890	72,536
* #	Union Steel Manufacturing Co., Ltd.	29,697	720,632
	Wiscom Co., Ltd.	32,980	144,449
#	Woori Financial Co., Ltd.	53,950	583,909
#	Woori Investment & Securities Co., Ltd.	333,310	7,561,222
	WooSung Feed Co., Ltd.	101,890	194,782
#	YESCO Co., Ltd.	16,050	664,220
#	Yoosung Enterprise Co., Ltd.	106,520	435,128
#	Youlchon Chemical Co., Ltd.	82,970	673,641
*	Young Poong Mining & Construction Corp.	18,030	1,056
	Youngbo Chemical Co., Ltd.	33,000	85,241
#	Youngone Corp.	178,660	1,779,407
#	Youngpoong Corp.	4,220	1,968,012
#	YuHwa Securities Co., Ltd.	26,020	557,578
* #	Yuyang Telecom Co., Ltd.	11,200	111,318
*	Zinus, Inc.	9,330	7,452
TOTAL COMMON STOCKS			869,120,045

27

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Securities Co., Ltd. Rights 03/11/08	63,678	$325,495

TOTAL — SOUTH KOREA			869,445,540

TAIWAN — (11.7%)
COMMON STOCKS — (11.7%)
*	A.G.V. Products Corp.	2,006,000	817,494
*	Abocom Systems, Inc.	340,752	144,153
*	Acbel Polytech, Inc.	2,796,040	1,121,859
*	Accton Technology Corp.	2,528,000	1,008,748
	Allis Electric Co., Ltd.	749,320	225,487
	Ampoc Far East Co., Ltd.	727,200	269,683
	Amtran Technology Co., Ltd.	1,866,237	1,605,592
*	Apex Science & Engineering Corp.	496,000	118,908
*	Arima Computer Corp.	6,587,000	1,169,809
	Asia Cement Corp.	10,533,365	17,293,320
	Asia Chemical Corp.	1,756,000	919,535
	Asia Polymer Corp.	1,576,489	1,277,933
*	Asia Vital Components Co., Ltd.	1,133,322	840,708
	AU Optronics Corp.	3,785,317	7,220,071
	Audix Co., Ltd.	811,000	625,870
	Aurora Corp.	548,403	499,733
	Aurora Systems Corp.	281,000	180,630
	Avision, Inc.	1,353,982	810,842
	Bank of Kaohsiung Co., Ltd.	3,532,622	1,745,569
*	Behavior Tech Computer Corp.	2,211,791	459,314
*	Bes Engineering Corp.	9,541,443	2,844,700
	Biostar Microtech International Corp.	458,265	243,874
	C Sun Manufacturing, Ltd.	212,736	121,870
*	Carnival Industrial Corp.	2,482,000	672,815
	Cathay Chemical Works, Inc.	857,000	374,592
	Cathay Real Estate Development Co., Ltd.	8,230,421	5,448,751
	Central Reinsurance Co., Ltd.	2,340,744	1,293,691
	Chain Qui Development Co., Ltd.	272,173	321,860
	Champion Building Materials Co., Ltd.	1,987,538	1,060,792
	Chang Hwa Commercial Bank	40,421,459	25,254,320
*	Chang-Ho Fibre Corp.	192,000	87,755
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	666,224
	Cheng Loong Corp.	7,053,480	2,837,650
	Chenming Mold Industrial Corp.	762,348	254,821
	Chi Mei Optoelectronic Corp.	28,881,840	37,988,770
*	Chia Her Industrial Co., Ltd.	2,263,340	212,451
*	Chia Hsin Cement Corp.	3,768,000	2,933,042
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	63,798
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	717,867
*	Chien Tai Cement Co., Ltd.	238	15
	Chilisin Electronics Corp.	165,000	84,935
	China Airlines	17,623,952	9,502,093
	China Chemical & Pharmaceutical Co.	1,877,264	1,143,680
	China Development Financial Holding Corp.	82,399,056	33,740,886
	China Electric Manufacturing Co., Ltd.	2,529,200	1,220,384
*	China General Plastics Corp.	2,402,000	775,399

28

	China Glaze Co., Ltd.	875,945	$340,113
*	China Man-Made Fiber Co., Ltd.	8,736,813	2,991,342
	China Motor Co., Ltd.	6,106,749	4,571,700
*	China Petrochemical Development Corp.	12,493,000	5,965,228
*	China Rebar Co., Ltd.	439,188	64,213
	China Steel Structure Co., Ltd.	498,219	306,220
	China Synthetic Rubber Corp.	2,189,890	2,839,873
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	345,400
*	Chinatrust Financial Holdings Co., Ltd.	38,505,809	34,424,526
	Ching Feng Home Fashions Industries Co., Ltd.	964,190	755,313
	Chin-Poon Industrial Co., Ltd.	2,197,451	1,832,725
	Chun Yu Works & Co., Ltd.	1,800,000	570,019
	Chun Yuan Steel Industrial Co., Ltd.	3,336,026	1,425,227
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	1,058,694
	Chung Hwa Pulp Corp.	3,513,419	2,375,193
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	51,320,045	17,174,902
*	Clevo Co.	2,445,029	3,595,342
*	CMC Magnetics Corp.	24,065,000	7,773,514
	Collins Co., Ltd.	2,528,319	967,517
	Compal Electronics, Inc.	2,278,232	2,053,324
	Compeq Manufacturing Co., Ltd.	7,890,000	2,517,636
*	Compex International Co. Ltd.	46,400	300
	Continental Engineering Corp.	5,696,848	3,874,963
*	Cosmos Bank Taiwan	6,220,200	609,646
	CTCI Corp.	2,762,786	2,160,408
	CX Technology Co., Ltd.	82,728	47,551
	Cyntec Co., Ltd.	26,655	29,299
	Da-Cin Construction Co., Ltd.	1,684,579	787,499
*	Delpha Construction Co., Ltd.	1,684,044	434,691
*	Der Pao Construction Co., Ltd.	1,139,000	30,211
	Diamond Flower Electric Instrument Co., Ltd.	67,916	158,677
*	E.Sun Financial Holding Co., Ltd.	14,657,000	8,426,423
	Eastern Media International	8,164,235	2,504,372
	Eclat Textile Co., Ltd.	301,813	162,912
	Edom Technology Co., Ltd.	888,800	478,432
	Elan Microelectronics Corp.	1,495,361	2,205,107
	Elite Material Co., Ltd.	1,168,739	415,139
	Elite Semiconductor Memory Technology, Inc.	770,009	1,251,408
*	Elitegroup Computer Systems Co., Ltd.	7,674,975	2,839,724
	Enlight Corp.	1,891,549	533,723
*	EnTie Commercial Bank	2,083,474	526,475
	Eten Information Systems, Ltd.	842,009	1,091,143
*	Eva Airways Corp.	16,403,783	9,003,372
*	Ever Fortune Industrial Co., Ltd.	409,000	4,366
	Everest Textile Co., Ltd.	3,357,002	818,872
	Evergreen International Storage & Transport Corp.	6,264,000	4,221,848
	Evergreen Marine Corp., Ltd.	11,512,527	9,409,117
	Everlight Chemical Industrial Corp.	1,816,950	1,003,083
*	Everspring Industry Co., Ltd.	1,293,180	340,960
	Evertop Wire Cable Corp.	790,372	217,997
	Excel Cell Electronics Co., Ltd.	565,000	279,816
	Far East Textile, Ltd.	17,787,541	28,980,148
	Far Eastern Department Stores, Ltd.	4,734,225	8,657,836

29

*	Far Eastern International Bank	11,541,236	$3,884,865
	Federal Corp.	2,988,286	2,043,540
	Feng Hsin Iron & Steel Co., Ltd.	333,000	624,050
*	FIC Global, Inc.	122,255	28,892
	First Copper Technology Co., Ltd.	2,383,750	999,360
	First Financial Holding Co., Ltd.	17,883,506	15,965,454
	First Hotel	495,322	565,210
*	First Steamship Co., Ltd.	728,000	1,548,077
	Formosa Taffeta Co., Ltd.	7,495,511	7,446,330
	Formosan Rubber Group, Inc.	4,667,000	3,255,871
	Formosan Union Chemical Corp.	223,848	97,623
	Fortune Electric Co., Ltd.	757,000	1,166,479
*	Fu I Industrial Co., Ltd.	290,400	99,862
	Fubon Financial Holding Co., Ltd.	30,440,000	33,128,431
	Fwuson Industry Co., Ltd.	1,474,000	650,820
*	G.T.M. Corp.	543,000	488,287
*	Giga Storage Corp.	2,039,898	508,077
	Giga-Byte Technology Co., Ltd.	5,303,287	3,309,375
	Gold Circuit Electronics, Ltd.	1,421,805	1,013,692
	Goldsun Development & Construction Co., Ltd.	7,993,038	5,005,121
	Good Will Instrument Co., Ltd.	365,400	268,066
	Gordon Auto Body Parts Co., Ltd.	1,034,830	387,782
*	Grand Pacific Petrochemical Corp.	3,861,000	1,427,527
	Grape King, Inc.	516,000	351,365
	Great China Metal Industry Co., Ltd.	1,577,000	744,243
	Great Wall Enterprise Co., Ltd.	1,640,398	2,170,218
	Hanpin Co., Ltd.	1,008,000	610,066
*	Helix Technology, Inc.	29,585	9,043
	Hey Song Corp.	3,250,000	1,834,591
*	Hitron Technologies, Inc.	619,000	195,033
*	Ho Tung Holding Corp.	3,868,628	1,184,554
*	Hocheng Corp.	2,777,000	986,098
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	457,874
*	Hong Ho Precision Textile Co., Ltd.	58,136	17,230
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	1,256,734
	Hong Yi Fiber Industry Co., Ltd.	573,000	183,673
	Hsin Kuang Steel Co., Ltd.	1,000,099	1,229,410
	Hsing Ta Cement Co., Ltd.	1,969,980	725,947
	Hua Eng Wire & Cable Co., Ltd.	3,839,035	1,469,910
	Hua Nan Financial Holding Co., Ltd.	3,099,428	2,448,072
*	Hualon Corp.	257,040	8,980
	Hung Ching Development & Construction Co., Ltd.	1,828,468	951,556
	Hung Poo Construction Corp.	1,378,650	2,194,685
	Hung Sheng Construction Co., Ltd.	3,463,000	2,915,520
*	Hwa Fong Rubber Co., Ltd.	296,000	83,824
	Ichia Technologies, Inc.	1,463,000	1,054,136
	Inventec Corp.	12,941,697	7,478,523
*	Jean Co., Ltd.	190,000	59,897
	Jui Li Enterprise Co., Ltd.	692,000	255,113
	Jung Shing Wire Co., Ltd.	126,670	33,706
	K Laser Technology, Inc.	680,000	584,310
	Kang Na Hsiung Co., Ltd.	1,395,127	739,827
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	632,748
	Kaulin Manufacturing Co., Ltd.	820,050	783,475
	Kee Tai Properties Co., Ltd.	1,072,095	748,284

30

*	Kenda Rubber Industrial Co., Ltd.	1,868,505	$1,504,958
	King Yuan Electronics Co., Ltd.	9,655,699	4,794,919
	Kingdom Construction Co., Ltd.	3,912,000	2,103,955
*	King’s Town Bank	5,194,012	1,560,994
	Kinpo Electronics, Inc.	9,500,368	3,152,907
	Knowledge-Yield-Excellence Systems Corp.	421,460	579,929
	Kung Long Batteries Industrial Co., Ltd.	173,000	211,780
*	Kuoyang Construction Co., Ltd.	641,029	406,079
*	Kwong Fong Industries Corp.	3,801,000	1,217,404
	Lan Fa Textile Co., Ltd.	2,350,930	878,275
*	Lead Data Co., Ltd.	2,539,140	614,869
*	Leadtek Research, Inc.	706,645	280,430
*	Lealea Enterprise Co., Ltd.	4,440,000	1,396,844
	Lee Chang Yung Chemical Industry Corp.	927,387	1,046,199
	Lee Chi Enterprises Co., Ltd.	845,900	337,756
	Lelon Co., Ltd.	919,118	339,895
*	Leofoo Development Co., Ltd.	2,276,000	1,650,533
	Les Enphants Co., Ltd.	157,740	113,675
*	Li Peng Enterprise Co., Ltd.	3,835,300	1,229,048
	Lian Hwa Foods Corp.	157,000	62,574
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	192,789
	Lien Hwa Industrial Corp.	3,951,884	2,916,640
	Lingsen Precision Industries, Ltd.	2,254,295	864,782
	Lite-On Technology Corp.	104,189	142,326
	Long Bon Development Co., Ltd.	2,700,943	1,603,661
	Long Chen Paper Co., Ltd.	3,497,713	1,383,968
	Lucky Cement Corp.	2,683,000	922,676
	Macronix International Co., Ltd.	25,853,255	11,433,585
	Mayer Steel Pipe Corp.	788,740	734,524
	Maywufa Co., Ltd.	192,264	99,514
	Mega Financial Holding Co., Ltd.	73,408,000	52,418,320
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	567,834	373,886
	Mercuries & Associates, Ltd.	3,536,980	2,462,351
*	Mercuries Data Co., Ltd.	1,131,800	257,354
	Merida Industry Co., Ltd.	447,260	805,272
	Microelectronics Technology, Inc.	1,938,000	1,058,986
	Micro-Star International Co., Ltd.	6,401,528	5,091,554
*	Microtek International, Inc.	819,062	129,546
	Mitac Technology Corp.	1,501,065	1,201,131
	Mobiletron Electronics Co., Ltd.	90,000	85,325
	Mospec Seminconductor Corp.	404,000	456,716
*	Mustek Systems, Inc.	2,117,514	530,495
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	354,885
	Nankang Rubber Tire Co., Ltd.	214,570	359,596
	Nantex Industry Co., Ltd.	1,326,795	1,258,540
	Nanya Technology Co., Ltd.	20,440,706	11,766,044
*	New Asia Construction & Development Co., Ltd.	1,011,542	225,531
	Nien Hsing Textile Co., Ltd.	3,910,000	2,518,958
	Ocean Plastics Co., Ltd.	1,135,776	819,358
*	Optimax Technology Corp.	3,466,000	1,030,640
*	Opto Tech Corp.	885,609	750,917
*	Orient Semiconductor Electronics, Ltd.	648,713	161,439
	Oriental Union Chemical Corp.	3,497,280	3,401,371
*	Pacific Construction Co., Ltd.	4,079,256	450,494

31

*	Pacific Electric Wire & Cable Corp.	1,873,020	$31,505
	Pan Jit International, Inc.	913,155	823,175
	Phihong Technology Co., Ltd.	2,048,447	1,279,782
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	160,635
	Prince Housing & Development Corp.	3,390,036	1,947,527
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	1,016,835
	Promise Technology, Inc.	646,126	372,609
*	Qisda Corp.	8,294,400	7,729,722
*	Quintain Steel Co., Ltd.	3,247,000	831,362
	Radium Life Tech Corp.	791,114	896,054
*	Ralec Electronic Corp.	286,018	344,500
	Realtek Semiconductor Corp.	789,500	2,338,978
*	Rectron, Ltd.	621,128	90,846
*	Reward Wool Industry Corp.	965,000	321,876
*	Rexon Industrial Corp., Ltd.	1,026,820	286,556
*	Ritek Corp.	20,663,518	4,934,455
	Ruentex Development Co., Ltd.	2,897,000	3,093,379
	Ruentex Industries, Ltd.	2,485,000	2,294,372
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	1,273,501
	San Fang Chemical Industry Co., Ltd.	207,280	156,031
	Sanyang Industrial Co., Ltd.	5,262,000	3,622,998
	Sanyo Electric Co., Ltd.	971,000	1,284,050
	Senao International Co., Ltd.	149,474	211,778
	Shan-Loong Transportation Co., Ltd.	133,286	69,824
	Sheng Yu Steel Co., Ltd.	1,782,000	1,811,860
	Shihlin Electric & Engineering Corp.	1,743,000	2,148,298
	Shin Kong Financial Holding Co., Ltd.	13,020,000	9,349,547
	Shinkong Co., Ltd.	2,078,488	1,204,577
*	Shinkong Synthetic Fibers Co., Ltd.	8,460,342	3,241,990
*	Shuttle, Inc.	1,190,223	500,195
	Sigurd Microelectronics Corp.	464,000	255,214
	Silicon Integrated Systems Corp.	9,395,485	3,197,427
	Sincere Navigation Corp.	458,462	934,275
	Sinkang Industries Co., Ltd.	806,669	620,415
	Sinkong Spinning Co., Ltd.	1,246,311	1,286,516
	Sinon Corp.	2,114,700	805,216
	SinoPac Holdings Co., Ltd.	64,439,809	27,879,117
*	Sintek Photronics Corp.	5,850,182	1,673,865
	Siward Crystal Technology Co., Ltd.	889,405	537,915
*	Solomon Technology Corp.	1,916,000	1,200,891
	South East Soda Manufacturing Co., Ltd.	927,500	715,363
	Southeast Cement Co., Ltd.	3,550,700	1,606,710
*	Space Shuttle Hi-Tech Co., Ltd.	533,271	142,463
	Spirox Corp.	452,000	409,620
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	507,312
	Standard Foods Taiwan, Ltd.	1,850,000	1,012,533
	Stark Technology, Inc.	1,292,000	649,709
	Sunonwealth Electric Machine Industry Co., Ltd.	1,504,705	879,764
	Sunplus Technology Co., Ltd.	1,150,000	1,284,401
	Synnex Technology International Corp.	1,533,945	3,758,975
*	Syscom Computer Engineering Co.	446,000	128,615
	Sysware Systex Corp.	920,890	940,687

32

*	T JOIN Transportation Co.	3,278,000	$1,751,073
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	1,606,762
*	Ta Chong Bank, Ltd.	12,806,906	3,785,431
	Ta Ya Electric Wire & Cable Co., Ltd.	3,906,213	1,241,772
	Ta Yih Industrial Co., Ltd.	192,000	139,182
	Tah Hsin Industrial Corp.	1,452,000	1,212,891
*	Tai Roun Products Co., Ltd.	379,000	142,508
	Ta-I Technology Co., Ltd.	1,194,508	924,818
*	Taichung Commercial Bank	7,572,961	3,375,373
	Tainan Spinning Co., Ltd.	9,101,000	5,159,694
*	Taishin Financial Holdings Co., Ltd.	60,271,000	28,042,105
*	Taisun Enterprise Co., Ltd.	1,931,721	687,334
*	Taita Chemical Co., Ltd.	1,723,690	590,366
*	Taiwan Business Bank	40,884,549	13,103,720
	Taiwan Cement Corp.	12,184,958	21,677,913
	Taiwan Cooperative Bank	26,752,959	22,191,113
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,683,755
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	72,873
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	65,682
	Taiwan Glass Industrial Corp.	5,433,094	6,328,502
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,213,777	1,108,182
	Taiwan Kai Yih Industrial Co., Ltd.	657,510	310,176
*	Taiwan Kolin Co., Ltd.	5,797,000	2,393,986
	Taiwan Line Tek Electronic Co., Ltd.	431,019	248,532
	Taiwan Mask Corp.	2,121,000	1,182,547
	Taiwan Navigation Co., Ltd.	684,898	1,218,147
	Taiwan Polypropylene Co., Ltd.	1,756,680	1,305,965
*	Taiwan Pulp & Paper Corp.	2,218,000	855,783
*	Taiwan Sakura Corp.	1,612,397	634,168
	Taiwan Sogo Shinkong Security Co., Ltd.	604,123	543,752
	Taiwan Styrene Monomer Corp.	3,576,560	1,594,602
*	Taiwan Tea Corp.	3,094,381	2,862,665
	Taiyen Biotech Co., Ltd.	1,776,000	1,540,427
*	Tatung Co., Ltd.	22,351,000	13,094,796
*	Teapo Electronic Corp.	2,496,670	470,826
	Teco Electric & Machinery Co., Ltd.	15,351,834	8,642,872
	Tecom, Ltd.	1,440,753	779,670
	Test-Rite International Co., Ltd.	1,514,244	942,698
	Tex-Ray Industrial Co., Ltd.	724,000	303,713
	The Ambassador Hotel	996,000	1,467,920
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,886,446	917,081
	Thye Ming Industrial Co., Ltd.	164,000	332,085
	Ton Yi Industrial Corp.	8,969,810	4,063,475
	Tong Yang Industry Co., Ltd.	434,660	400,484
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	66,816
*	Tsann Kuen Enterprise Co., Ltd.	1,037,000	1,376,914
	TSRC Corp.	1,874,400	2,521,387
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	139,505
	Tung Ho Steel Enterprise Corp.	2,688,555	4,259,400
*	Twinhead International Corp.	1,446,017	199,196
	TYC Brother Industrial Co., Ltd.	1,137,241	826,446
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	660,390
	Tze Shin International Co., Ltd.	890,400	568,416
*	Union Bank of Taiwan	9,266,577	2,060,278

33

*	Union Insurance Co., Ltd.	189,469	$95,078
	Unitech Electronics Co., Ltd.	1,280,174	543,443
	Unitech Printed Circuit Board Corp.	1,898,348	1,594,997
	United Integration Service Co., Ltd.	986,000	864,377
	United Microelectronics Corp.	101,904,374	60,486,665
*	Universal Cement Corp.	3,374,585	1,654,602
	Universal Microelectronics Co., Ltd.	729,010	364,785
	Universal Scientific Industrial Co., Ltd.	6,295,816	3,252,191
	Universal, Inc.	622,000	255,432
	UPC Technology Corp.	4,723,498	2,839,049
	USI Corp.	4,528,000	2,783,504
*	U-TECH Media Corp.	1,566,799	461,595
*	Ve Wong Corp.	1,112,000	881,072
*	Visual Photonics Epitacy Co., Ltd.	86,000	119,426
	Walsin Lihwa Corp.	23,007,412	11,025,713
	Walsin Technology Corp., Ltd.	3,596,513	2,535,092
	Wan Hwa Enterprise Co., Ltd.	1,187,827	716,946
	Waterland Financial Holdings	12,628,620	4,826,161
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	475,367
*	Wei Chuan Food Corp.	1,007,000	666,199
	Weltrend Semiconductor, Inc.	898,160	797,616
	Winbond Electronics Corp.	29,524,000	8,090,617
	Wintek Corp.	7,268,000	7,095,213
	WPG Holdings Co., Ltd.	1,006,464	1,102,436
*	Wus Printed Circuit Co., Ltd.	3,003,928	742,422
*	Ya Hsin Industrial Co., Ltd.	1,936,000	—
	Yageo Corp.	26,995,840	8,210,211
	Yang Ming Marine Transport Corp.	8,308,906	5,480,310
	Yeung Cyang Industrial Co., Ltd.	593,154	701,639
*	Yi Jinn Industrial Co., Ltd.	1,966,000	310,941
	Yieh Phui Enterprise Co., Ltd.	9,131,927	4,168,099
	Yosun Industrial Corp.	1,881,981	1,366,477
*	Yuanta Financial Holding Co., Ltd.	9,699,422	8,503,462
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,348,057	4,357,459
	Yulon Motor Co., Ltd.	6,333,184	8,557,756
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	78,106
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	610,732
	Yung Tay Engineering Co., Ltd.	2,407,000	1,917,631
	Zig Sheng Industrial Co., Ltd.	3,940,450	1,015,192
TOTAL COMMON STOCKS			1,041,053,480

RIGHTS/WARRANTS — (0.0%)
*	Shin Kong Financial Holding Co., Ltd. Rights 03/27/08	721,444	94,512

TOTAL — TAIWAN			1,041,147,992

THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	539,800	205,801
*	Adkinson Securities PCL (Foreign)	26,881,000	640,532
*	Advance Agro PCL (Foreign)	1,859,030	2,281,335
#	Asia Plus Securities PCL (Foreign)	7,008,500	855,048
	Ayudhya Insurance PCL	228,500	155,358
	Bangkok Bank PCL (Foreign)	5,539,200	23,406,310

34

#	Bangkok Bank PCL (Foreign) NVDR	3,612,100	$14,918,920
	Bangkok Expressway PCL (Foreign)	5,353,500	3,724,913
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	257,248
	Bangkok Insurance PCL (Foreign)	87,880	776,192
*	Bangkok Land PCL (Foreign)	39,735,803	921,593
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	902,980
#	Bank of Ayudhya PCL (Foreign) NVDR	16,377,100	13,268,183
	Banpu PCL (Foreign)	837,700	12,775,091
	Big C Supercenter PCL (Foreign)	1,274,800	1,873,217
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	2,917,401
#	Capital Nomura Securities PCL (Foreign)	370,100	402,730
	Capital Nomura Securities PCL (Foreign) NVDR	108,300	117,848
	Central Plaza Hotel PCL (Foreign)	5,422,500	999,222
	Charoen Pokphand Foods PCL (Foreign)	44,618,740	6,549,280
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	173,308
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	3,618,758
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,351,136
*	Erawan Group PCL	476,550	68,133
	Erawan Group PCL (Foreign)	3,812,400	545,061
	GMM Grammy PCL (Foreign)	338,100	107,419
*	Golden Land Property PCL (Foreign)	232,500	59,094
*	Golden Land Property PCL (Foreign) NVDR	570,000	144,877
	Hana Microelectronics PCL (Foreign)	935,000	564,416
	Hermraj Land & Development PCL (Foreign)	58,054,500	2,084,244
	ICC International PCL (Foreign)	2,755,000	3,632,486
*	Italian-Thai Development PCL	7,760,200	2,231,289
* #	Italian-Thai Development PCL (Foreign) NVDR	4,900,000	1,416,680
	Jasmine International PCL (Foreign)	54,242,600	448,072
	Kang Yong Electric PCL (Foreign)	236,200	302,989
	Kasikornbank PCL (Foreign)	1,530,000	4,350,596
	KGI Securities One PCL (Foreign)	14,256,100	1,114,218
	Kiatnakin Bank PCL (Foreign) NVDR	116,800	109,471
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,845,778
*	Krung Thai Bank PCL	9,801,600	3,286,067
#	Krung Thai Bank PCL (Foreign)	40,093,900	13,630,015
	Krungthai Card PCL (Foreign)	1,326,700	956,826
	Laguna Resorts & Hotels PCL (Foreign)	1,364,500	2,080,890
	Lalin Property PCL (Foreign)	4,561,600	405,798
#	Loxley PCL (Foreign)	17,739,300	1,386,455
	MBK Development PCL (Foreign)	903,400	2,052,203
	MK Real Estate Development PCL (Foreign)	5,772,100	432,793
	Modernform Group PCL (Foreign)	46,000	57,728
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	699,768
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	1,043,081
	Noble Development PCL (Foreign)	2,425,600	317,505
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,767,365
	Polyplex PCL (Foreign)	5,424,000	1,171,825
	Power Line Engineering PCL (Foreign)	4,061,300	677,421
	Pranda Jewelry PCL (Foreign)	610,000	174,424
*	Property Perfect PCL (Foreign)	3,707,900	464,150
* #	PTT Aromatics & Refining PCL (Foreign)	5,015,216	6,732,101
	PTT Chemical PCL (Foreign)	4,915,610	18,428,657
	Quality Houses PCL (Foreign)	47,936,200	3,655,183
	Regional Container Lines PCL (Foreign)	6,950,000	5,630,659

35

	Rojana Industrial Park PCL (Foreign)	92,600	$45,895
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	2,054,392
	Saha Pathanapibul PCL (Foreign)	1,367,000	833,881
	Saha-Union PCL (Foreign)	3,025,300	1,816,622
	Sahaviriya Steel Industries PCL (Foreign)	76,350,800	2,207,442
#	Sansiri PCL (Foreign)	10,262,900	1,206,441
	SC Asset Corp. PCL (Foreign)	1,345,200	670,997
	Seamico Securities PCL (Foreign)	5,788,600	625,298
* #	Shinawatra Satellite PCL (Foreign)	11,230,400	3,675,079
	Siam Commercial Bank PCL (Foreign)	4,716,800	13,112,629
	Siam Industrial Credit PCL (Foreign)	1,840,950	244,485
#	Siam Makro PCL (Foreign)	331,200	1,036,480
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,611,525
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	508,471
	Supalai PCL (Foreign)	10,329,366	1,174,873
	SVOA PCL (Foreign)	4,744,000	195,940
	Tata Steel (Thailand) PCL (Foreign)	12,239,300	878,819
	Thai Plastic & Chemicals PCL (Foreign)	3,839,200	2,561,500
	Thai Rayon PCL (Foreign)	165,000	366,958
*	Thai Rung Union Car PCL (Foreign)	5,386,250	427,820
	Thai Union Frozen Products PCL (Foreign) NVDR	587,600	380,843
	Thai Wacoal PCL (Foreign)	93,300	100,785
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	187,445
	Thanachart Capital PCL (Foreign)	12,543,100	6,137,053
#	Thoresen Thai Agencies PCL (Foreign)	2,366,200	3,608,502
	Tipco Asphalt PCL (Foreign)	157,500	119,094
	Tipco Asphalt PCL (Foreign)	246,356	186,283
	Tisco Bank PCL (Foreign) NVDR	246,000	232,518
* #	TMB Bank PCL (Foreign)	105,114,716	4,408,306
*	Total Access Communication PLC ADR	1,264,380	1,782,776
#	TPI Polene PCL (Foreign)	13,440,324	3,117,216
*	Tuntex (Thailand) PCL (Foreign)	1,987,600	121,245
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	231,082
	Univentures PCL (Foreign)	3,481,400	320,764
#	Vanachai Group PCL (Foreign)	9,076,500	1,061,208
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	123,820
	Vinythai PCL (Foreign)	5,213,817	1,209,241
TOTAL COMMON STOCKS			236,751,869

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	3,987,330	12,668
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	96,816
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	15,485
TOTAL RIGHTS/WARRANTS			124,969

TOTAL — THAILAND			236,876,838

TURKEY — (2.5%)
COMMON STOCKS — (2.5%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	308,282
	Akbank T.A.S.	4,025,298	21,308,448
*	Akenerji Elektrik Uretim A.S.	216,113	1,860,065
	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,143,940

36

	Aksigorta A.S.	1,550,206	$7,695,765
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	205,344
	Alarko Holding A.S.	863,213	2,011,882
	Alkim Alkali Kimya A.S.	45,205	288,006
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	763,517
	Anadolu Anonim Turk Sigorta Sirketi A.S.	1,645,071	2,121,181
	Anadolu Cam Sanayii A.S.	1,302,498	3,177,100
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	438,578
	Arcelik A.S	92,828	522,749
*	Ayen Enerji A.S.	600,828	1,265,427
	Aygaz A.S.	1,199,987	4,177,423
	Bagfas Bandirma Gubre Fabrikalari A.S.	7,535	732,347
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	754,552
	Bati Anabolu Cimento A.S.	255,022	1,846,826
	Bati Soeke Cimento Sanayi A.S.	183,843	373,266
*	Beko Elektronik A.S.	283,333	235,870
	Bolu Cimento Sanayii A.S.	618,428	906,351
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	701,442
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	656,184
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	504,744
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	590,823
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	2,824,655
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Dogan Gazetecilik A.S.	96,299	204,072
*	Dogan Sirketler Grubu Holding A.S.	7,632,833	9,603,700
	Dogus Otomotiv Servis ve Ticaret A.S.	426,889	2,377,288
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	813,261	3,005,384
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	861,794
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	60,594
	Enka Insaat ve Sanayi A.S.	32,525	489,385
	Eregli Demir ve Celik Fabrikalari Turk A.S.	4,647,576	32,679,724
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	178,982
*	Goldas Kuyumculuk Sanayi A.S.	630,228	1,445,850
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,076,937
*	Goodyear Lastikleri T.A.S.	50,050	536,287
*	GSD Holding A.S.	2,261,921	1,829,028
*	Gunes Sigorta A.S.	578,342	767,992
	Hektas Ticaret T.A.S.	380,059	384,786
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	108,882
*	Ihlas Holding A.S.	2,158,431	1,753,200
*	Izmir Demir Celik Sanayii A.S.	575,981	1,094,941
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,501,750	1,894,723
	Karton Sanayi ve Ticaret A.S.	5,771	257,340
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	186,136
*	Koc Holding A.S. Series B	3,802,822	14,322,005
	Konya Cimento Sanayii A.S.	3,926	147,502
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	625,784	1,358,134
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	922,410
*	Marmari Marti Otel Isletmeleri A.S.	869,614	640,298
	Marshall Boya ve Vernik Sanayii A.S.	27,295	288,970
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	475,885

37

*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	$431,812
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	742,161
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	520,809
	Otobus Karoseri Sanayi A.S.	51,460	719,394
*	Parsan Makina Parcalari Sanayii A.S.	247,602	435,545
	Pinar Entegre Et ve Un Sanayi A.S.	248,306	718,598
	Pinar Sut Mamulleri Sanayii A.S.	183,609	914,163
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,792
*	Sabah Yayincilik A.S.	31,938	99,438
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	281,030
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	778,989
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	566,415
*	Tat Konserve Sanayii A.S.	176,814	402,029
*	Tekstil Bankasi A.S.	379,143	399,583
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	1,027,059
	Tofas Turk Otomobil Fabrikasi A.S.	683,282	3,125,097
	Trakya Cam Sanayii A.S.	2,543,706	4,947,179
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	4,028,751
*	Turk Demir Dokum Fabrikalari A.S.	119,787	919,052
	Turk Sise ve Cam Fabrikalari A.S.	5,077,954	7,811,815
	Turkiye Garanti Bankasi A.S.	4,310,290	25,562,402
	Turkiye Is Bankasi A.S.	3,125,538	14,336,079
	Ulker Biskuvi Sanayi A.S.	255,919	793,724
	USAS Ucak Servisi A.S.	134,650	177,452
*	Uzel Makina Sanayii A.S.	250,039	285,538
*	Vestel Elektronik Sanayi ve Ticaret A.S.	791,801	1,307,504
	Yapi Kredi Finansal Kiralama A.S.	45,196	109,456
*	Yapi ve Kredi Bankasi A.S.	3,551,131	8,026,803
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,685,434

TOTAL — TURKEY			217,524,101

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $33,420,000 FNMA 5.58%, 03/25/33, valued at $23,737,387) to be repurchased at $23,391,730	$23,386	23,386,000

SECURITIES LENDING COLLATERAL — (9.6%)
@ Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $608,750,000 FHLMC, rates ranging from 0.000% to 5.500%, maturities ranging from 12/08/08 to 08/23/17; FNMA 5.400%, 11/02/17; & TVA 6.250%, 12/15/17, valued at $637,500,981 ) to be repurchased at $625,165,625	625,000	625,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $340,226,941 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/21 to 02/01/38; FNMA, rates ranging from 4.756%(r) to 6.317%(r), maturities ranging from 11/01/34 to 09/01/37; & GNMA 6.500%, 04/15/24; & FHLB, rates ranging from 2.625% to 5.500%, maturities ranging from 03/11/11 to 10/19/16, valued at $232,226,653 ) to be repurchased at $227,733,522	227,673	227,673,189
TOTAL SECURITIES LENDING COLLATERAL		852,673,189

TOTAL INVESTMENTS - (100.0%) (Cost $5,971,323,897)##		$8,861,002,362

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,557,346,871
Level 2 – Other Significant Observable Inputs	6,303,655,491
Level 3 – Significant Unobservable Inputs	—
Total	$8,861,002,362

38

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was $5,973,090,992 for Dimensional Emerging Markets Value Fund Inc.

39

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  April 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date:  April 24, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date:  April 24, 2008